UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset Fund	PIMCO RAE Low Volatility PLUS International Fund
PIMCO All Asset All Authority Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO California Municipal Bond Fund	PIMCO Real Return Asset Fund
PIMCO California Short Duration Municipal Income Fund	PIMCO Real Return Fund
PIMCO Capital Securities and Financials Fund	PIMCO Real Return Limited Duration Fund
PIMCO CommoditiesPLUS Strategy Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO REALPATH® 2020 Fund
PIMCO Credit Absolute Return Fund	PIMCO REALPATH® 2025 Fund
PIMCO Diversified Income Fund	PIMCO REALPATH® 2030 Fund
PIMCO Emerging Local Bond Fund	PIMCO REALPATH® 2035 Fund
PIMCO Emerging Markets Bond Fund	PIMCO REALPATH® 2040 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO REALPATH® 2045 Fund
PIMCO Emerging Markets Currency Fund	PIMCO REALPATH® 2050 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO REALPATH® 2055 Fund
PIMCO Extended Duration Fund	PIMCO REALPATH® Income Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Senior Floating Rate Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO Short Asset Investment Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Short Duration Municipal Income Fund
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Short-Term Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO StocksPLUS Absolute Return Fund
PIMCO Global Multi-Asset Fund	PIMCO StocksPLUS Fund
PIMCO GNMA Fund	PIMCO StocksPLUS Long Duration Fund
PIMCO Government Money Market Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO High Yield Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® Short Fund
PIMCO High Yield Spectrum Fund	PIMCO StocksPLUS® Small Fund
PIMCO Income Fund	PIMCO Total Return Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Total Return Fund II
PIMCO Investment Grade Corporate Bond Fund	PIMCO Total Return Fund IV
PIMCO Long Duration Total Return Fund	PIMCO Total Return ESG Fund
PIMCO Long-Term Credit Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Long-Term U.S. Government Fund	PIMCO Unconstrained Bond Fund
PIMCO Low Duration Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Low Duration Fund II	PIMCO Asset-Backed Securities Portfolio
PIMCO Low Duration ESG Fund	PIMCO Emerging Markets Portfolio
PIMCO Low Duration Income Fund	PIMCO High Yield Portfolio
PIMCO Moderate Duration Fund	PIMCO International Portfolio
PIMCO Mortgage Opportunities Fund	PIMCO Investment Grade Corporate Portfolio
PIMCO Mortgage-Backed Securities Fund	PIMCO Long Duration Corporate Bond Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Low Duration Portfolio
PIMCO Municipal Bond Fund	PIMCO Moderate Duration Portfolio
PIMCO National Intermediate Municipal Bond Fund	PIMCO Mortgage Portfolio
PIMCO New York Municipal Bond Fund	PIMCO Municipal Sector Portfolio
PIMCO RAE Fundamental Advantage PLUS Fund*	PIMCO Real Return Portfolio
PIMCO RAE Fundamental PLUS EMG Fund	PIMCO Senior Floating Rate Portfolio
PIMCO RAE Fundamental PLUS Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Fundamental PLUS International Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Fundamental PLUS Small Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO U.S. Government Sector Portfolio
PIMCO RAE Low Volatility PLUS Fund

*	On February 13, 2016, the Board approved the liquidation of the PIMCO RAE Fundamental Advantage PLUS Fund. The liquidation is expected to occur on April 28, 2017.

Schedule of Investments

PIMCO All Asset Fund

December 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$874

Total Short-Term Instruments (Cost $874)		874

Total Investments in Securities (Cost $874)		874

	SHARES
INVESTMENTS IN AFFILIATES 101.8%
MUTUAL FUNDS (a) 99.4%
PIMCO CommoditiesPLUS® Strategy Fund	99,062,111	637,960
PIMCO CommodityRealReturn Strategy Fund®	13,529,150	96,869
PIMCO Diversified Income Fund	8,581,728	90,623
PIMCO Emerging Local Bond Fund	184,824,606	1,284,531
PIMCO Emerging Markets Currency Fund	278,317,494	2,390,747
PIMCO Extended Duration Fund	37,912,066	278,275
PIMCO High Yield Fund	49,164,155	433,136
PIMCO High Yield Spectrum Fund	87,234,036	854,021
PIMCO Income Fund	116,478,925	1,404,736
PIMCO Investment Grade Corporate Bond Fund	49,716,556	507,606
PIMCO Long Duration Total Return Fund	21,219,773	221,110
PIMCO Long-Term Credit Fund	2,768,145	31,640
PIMCO Long-Term U.S. Government Fund	75,064,938	443,634
PIMCO Low Duration Fund	45,522,625	448,398
PIMCO Mortgage Opportunities Fund	12,487,821	135,992
PIMCO RAE Fundamental Advantage PLUS Fund	18,919,438	195,438
PIMCO RAE Fundamental Emerging Markets Fund	88,093,869	852,749
PIMCO RAE Fundamental PLUS EMG Fund	67,893,363	623,940
PIMCO RAE Fundamental PLUS International Fund	54,794,117	461,914
PIMCO RAE Low Volatility PLUS EMG Fund	231,169,821	1,976,502
PIMCO RAE Low Volatility PLUS Fund	3,774,681	45,334
PIMCO RAE Low Volatility PLUS International Fund	100,780,254	976,561
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	21,551,337	211,203
PIMCO RAE Worldwide Long/Short PLUS Fund	108,296,526	1,053,725
PIMCO Real Return Asset Fund	12,124,513	98,693
PIMCO Real Return Fund	53,744,429	586,889
PIMCO RealEstateRealReturn Strategy Fund	28,221,387	231,133
PIMCO Senior Floating Rate Fund	43,251,533	429,920
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	67,789,428	520,623
PIMCO StocksPLUS® International Fund (Unhedged)	5,207,465	30,151
PIMCO Total Return Fund	35,281,050	353,869
PIMCO TRENDS Managed Futures Strategy Fund	5,841,476	55,436

Total Mutual Funds (Cost $18,375,875)		17,963,358

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	22,594

Total Exchange-Traded Funds (Cost $29,046)		22,594

SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 2.3%
PIMCO Government Money Market Fund (a)	416,001,811	416,002

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	43,090	426

Total Short-Term Instruments (Cost $416,428)		416,428

Total Investments in Affiliates (Cost $18,821,349)		18,402,380

Total Investments 101.8% (Cost $18,822,223)		$18,403,254
Other Assets and Liabilities, net (1.8)%		(320,457)

Net Assets 100.0%		$18,082,797

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$874	U.S. Treasury Notes 1.000% - 3.750% due 05/15/2018 - 05/15/2021 (2)	$(895)	$874	$874

Total Repurchase Agreements						$(895)	$874	$874

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments	$0	$874	$0	$874
Repurchase Agreements	0	874	0	874
	$0	$874	$0	$874
Investments in Affiliates, at Value
Mutual Funds	17,963,358	0	0	17,963,358
Exchange-Traded Funds	22,594	0	0	22,594
Short-Term Instruments
Mutual Funds	416,002	0	0	416,002
Central Funds Used for Cash Management Purposes	426	0	0	426

	$18,402,380	$0	$0	$18,402,380

Total Investments	$18,402,380	$874	$0	$18,403,254

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,440

Total Short-Term Instruments (Cost $1,440)		1,440

Total Investments in Securities (Cost $1,440)		1,440

	SHARES
INVESTMENTS IN AFFILIATES 142.2%
MUTUAL FUNDS (a) 141.1%
PIMCO CommoditiesPLUS® Strategy Fund	58,151,083	374,493
PIMCO CommodityRealReturn Strategy Fund®	7,675,214	54,955
PIMCO Credit Absolute Return Fund	1,820,806	17,826
PIMCO Diversified Income Fund	8,857,735	93,538
PIMCO Emerging Local Bond Fund	86,200,981	599,097
PIMCO Emerging Markets Currency Fund	117,290,044	1,007,521
PIMCO Extended Duration Fund	15,782,205	115,841
PIMCO High Yield Fund	28,799,646	253,725
PIMCO High Yield Spectrum Fund	52,942,362	518,306
PIMCO Income Fund	58,685,058	707,742
PIMCO Investment Grade Corporate Bond Fund	24,341,840	248,530
PIMCO Long Duration Total Return Fund	8,666,587	90,306
PIMCO Long-Term Credit Fund	183,175	2,094
PIMCO Long-Term U.S. Government Fund	36,704,502	216,924
PIMCO Low Duration Fund	23,423,098	230,717
PIMCO Mortgage Opportunities Fund	6,583,885	71,698
PIMCO RAE Fundamental Advantage PLUS Fund	12,712,363	131,319
PIMCO RAE Fundamental Emerging Markets Fund	42,260,416	409,081
PIMCO RAE Fundamental PLUS EMG Fund	44,417,608	408,198
PIMCO RAE Fundamental PLUS International Fund	32,522,171	274,162
PIMCO RAE Low Volatility PLUS EMG Fund	103,918,166	888,500
PIMCO RAE Low Volatility PLUS Fund	14,215,814	170,732
PIMCO RAE Low Volatility PLUS International Fund	55,029,134	533,232
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	8,943,930	87,650
PIMCO RAE Worldwide Long/Short PLUS Fund	51,492,635	501,023
PIMCO Real Return Asset Fund	4,864,727	39,599
PIMCO Real Return Fund	17,597,028	192,160
PIMCO RealEstateRealReturn Strategy Fund	25,902,922	212,145
PIMCO Senior Floating Rate Fund	34,887,811	346,785
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	38,625,626	296,645
PIMCO StocksPLUS® International Fund (Unhedged)	9,491,452	54,955
PIMCO StocksPLUS® Short Fund	173,548,248	1,726,805
PIMCO Total Return Fund	13,901,120	139,428
PIMCO TRENDS Managed Futures Strategy Fund	5,318,784	50,475

Total Mutual Funds (Cost $12,223,418)		11,066,207

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	18,409

Total Exchange-Traded Funds (Cost $23,667)		18,409

SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund (a)	65,000,757	65,001

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	23,368	231

Total Short-Term Instruments (Cost $65,232)		65,232

Total Investments in Affiliates (Cost $12,312,317)		11,149,848

Total Investments 142.2% (Cost $12,313,757)		$11,151,288
Other Assets and Liabilities, net (42.2)%		(3,306,665)

Net Assets 100.0%		$7,844,623

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,440	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(1,471)	$1,440	$1,440

Total Repurchase Agreements						$(1,471)	$1,440	$1,440

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,440	$0	$1,440
	$0	$1,440	$0	$1,440

Investments in Affiliates, at Value
Mutual Funds	11,066,207	0	0	11,066,207
Exchange-Traded Funds	18,409	0	0	18,409
Short-Term Instruments
Mutual Funds	65,001	0	0	65,001
Central Funds Used for Cash Management Purposes	231	0	0	231

	$11,149,848	$0	$0	$11,149,848

Total Investments	$11,149,848	$1,440	$0	$11,151,288

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.9%
MUNICIPAL BONDS & NOTES 92.5%
CALIFORNIA 92.0%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$281
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	540
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,674
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	558
5.000% due 08/01/2022	520	595
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	263
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,399
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,075
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,725
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	582
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	534
6.000% due 10/01/2018	250	270
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,711
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	932
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	991
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	530
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,112
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,335
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,868
5.000% due 11/01/2019	500	547
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,417
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,061
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	802
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	308
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	557
5.000% due 12/01/2027	1,500	1,592
5.000% due 12/01/2031	1,000	1,040
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	620
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,018
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,036
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,474
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,494
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	743
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	2,000	1,992
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,772
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,892
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	867
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,062
5.250% due 11/15/2019	500	543

Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,338
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,815
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,140
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	674
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	272
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	705
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	266
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2028	1,825	2,167
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	900	947
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,433
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
5.000% due 09/01/2027	1,000	1,125
5.000% due 09/01/2028	1,675	1,875
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	249
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,131
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,181
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,775
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2024	835	932
5.000% due 08/15/2025	920	1,029
Palomar Health, California Revenue Bonds, Series 2016
5.000% due 11/01/2031	1,000	1,069
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	256
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	907
5.000% due 08/01/2024	1,450	1,700
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,088
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	891
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,163
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,112
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,160
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,646
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,707
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	300	326
5.000% due 09/01/2031	300	325
5.000% due 09/01/2032	500	539
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,318
San Diego Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2028	250	304
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,249
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,266
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	750	908
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	56
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,217
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,123
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
5.000% due 11/01/2027	565	687
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,049
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003

San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,287
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	768
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,063
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,143
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,279
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,433
5.000% due 03/01/2026	50	57
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	563
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	906
5.000% due 09/01/2029	300	335
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	795
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,262
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,130
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,251
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,023

		123,230

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	75	77

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	720	544

Total Municipal Bonds & Notes (Cost $120,793)		123,851

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		580

Total Short-Term Instruments (Cost $580)		580

Total Investments in Securities (Cost $121,373)		124,431

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	1,014,209	10,025

Total Short-Term Instruments (Cost $10,026)		10,025

Total Investments in Affiliates (Cost $10,026)		10,025

Total Investments 100.4% (Cost $131,399)		$134,456
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		56
Other Assets and Liabilities, net (0.4)%		(582)

Net Assets 100.0%		$133,930

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$580	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(595)	$580	$580

Total Repurchase Agreements						$(595)	$580	$580

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$2,000	$0	$56	$56	$0

Total Swap Agreements						$0	$56	$56	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$123,230	$0	$123,230
New Jersey	0	77	0	77
Puerto Rico	0	544	0	544
Short-Term Instruments
Repurchase Agreements	0	580	0	580
	$0	$124,431	$0	$124,431

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,025	$0	$0	$10,025

Total Investments	$10,025	$124,431	$0	$134,456

Financial Derivative Instruments - Assets
Over the counter	$0	$56	$0	$56

Total Financial Derivative Instruments	$0	$56	$0	$56

Totals	$10,025	$124,487	$0	$134,512

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%
MUNICIPAL BONDS & NOTES 91.5%
CALIFORNIA 89.0%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$149
5.000% due 09/01/2042	145	157
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	1,000	72
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	109
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	215
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	219
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	100
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 10/01/2027	150	182
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	250
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	100	99
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	132
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	242
5.000% due 06/01/2046	300	297
California State General Obligation Bonds, Series 2016
1.192% due 12/01/2031	250	246
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	320
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	243
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	350	340
5.000% due 12/01/2031	350	364
5.000% due 05/15/2040	300	316
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	223
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	113
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	101
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	400	398
5.750% due 06/01/2047	700	673
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	327
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	136
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	112
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	400	398
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2030 (a)	250	151
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	212
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	134
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	217
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	221
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	117
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	277
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	60
7.000% due 11/01/2034	200	271
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	140

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	266
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2041 (b)	200	227
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2047 (b)	100	112
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	112
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	148
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	220	233
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	350	368
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	228
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	197
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	278
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	229
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	108
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	189
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	171
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	350	334
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	111
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	140

		11,784

PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	100	76

U.S. VIRGIN ISLANDS 1.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	300	256

Total Municipal Bonds & Notes (Cost $11,967)		12,116

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (c) 1.3%		170

Total Short-Term Instruments (Cost $170)		170

Total Investments in Securities (Cost $12,137)		12,286

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	133,067	1,315

Total Short-Term Instruments (Cost $1,315)		1,315

Total Investments in Affiliates (Cost $1,315)		1,315

Total Investments 102.7% (Cost $13,452)		$13,601
Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $(6))		19
Other Assets and Liabilities, net (2.8)%		(377)

Net Assets 100.0%		$13,243

Notes to Schedule of Investments (amounts In thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2016.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$170	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(175)	$170	$170

Total Repurchase Agreements						$(175)	$170	$170

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-27 5-Year Index	(1.000)%	12/20/2021	$400	$(6)	$0	$0	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$300	$0	$20	$20	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	200	0	5	5	0

						$0	$25	$25	$0

Total Swap Agreements						$(6)	$25	$25	$(6)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$11,784	$0	$11,784
Puerto Rico	0	76	0	76
U.S. Virgin Islands	0	256	0	256
Short-Term Instruments
Repurchase Agreements	0	170	0	170
	$0	$12,286	$0	$12,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,315	$0	$0	$1,315

Total Investments	$1,315	$12,286	$0	$13,601

Financial Derivative Instruments - Assets
Over the counter	$0	$25	$0	$25

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$19	$0	$19

Totals	$1,315	$12,305	$0	$13,620

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%
MUNICIPAL BONDS & NOTES 94.4%
CALIFORNIA 93.5%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$741
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	512
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,413
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.420% due 04/01/2047	5,000	5,016
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.367% due 04/01/2045	2,200	2,200
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,215
1.875% due 04/01/2047	1,000	1,004
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2017	415	422
5.000% due 08/01/2018	430	455
5.000% due 08/01/2019	455	493
5.000% due 08/01/2020	475	526
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	605
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	267
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	577
California Health Facilities Financing Authority Revenue Notes, Series 2012
4.000% due 11/15/2020	610	664
5.000% due 08/15/2017	1,000	1,025
5.000% due 11/15/2019	390	430
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.040% due 10/01/2047	4,750	4,727
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.489% due 11/01/2045	5,000	4,995
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	375
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2023	2,750	3,158
California Municipal Finance Authority Revenue Bonds, Series 2010
0.660% due 11/01/2035	3,000	3,000
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	661
California State Department of Water Resources Revenue Bonds, Series 2014
1.020% due 12/01/2035	1,250	1,250
California State General Obligation Bonds, Series 2013
1.267% due 12/01/2029	2,750	2,751
4.000% due 12/01/2027	3,000	3,037
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,417
5.000% due 07/01/2019	80	87
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	392
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,050
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,075
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	265
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	2,700	2,699
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,468
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,077
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,052
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,422
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	541
5.000% due 06/01/2018	200	211
5.000% due 06/01/2019	1,000	1,084

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2017	1,500	1,525
5.000% due 06/01/2018	1,685	1,776
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,160
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,032
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,048
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2016
1.220% due 05/01/2017	3,500	3,500
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	981
4.000% due 09/02/2017	360	367
4.000% due 09/02/2018	800	833
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	513
5.000% due 09/01/2020	550	605
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2017	470	481
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	136
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	387
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,610
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	529
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,134
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	721
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	975
Los Angeles Harbor Department, California Revenue Notes, Series 2009
5.000% due 08/01/2019	900	982
Los Angeles, California General Obligation Notes, Series 2016
3.000% due 06/29/2017	3,000	3,031
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	244
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2017	200	204
5.000% due 07/01/2018	250	264
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
3.000% due 09/01/2019	1,115	1,148
5.000% due 09/01/2022	2,500	2,802
Oakland Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	585	658
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	286
4.000% due 08/15/2020	540	564
4.000% due 08/15/2021	510	535
5.000% due 08/15/2022	640	709
5.000% due 08/15/2023	930	1,034
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	859
Palmdale Community Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2016
5.000% due 09/01/2019	560	608
5.000% due 09/01/2020	450	498
5.000% due 09/01/2021	350	394
5.000% due 09/01/2022	350	399
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,118
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2018	2,500	2,642
5.000% due 08/01/2020	680	755
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,979
5.000% due 06/15/2020	2,680	2,962
Rancho Cordova Community Facilities District, California Special Tax Notes, Series 2016
4.000% due 09/01/2019	265	279
4.000% due 09/01/2020	375	398
4.000% due 09/01/2021	420	448
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,443
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	589
Sacramento City Financing Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2018	2,000	2,137
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	488
San Francisco City & County Public Utilities Commission Wastewater, California Revenue Notes, Series 2013
5.000% due 10/01/2020	300	337
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	877

San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	2,999
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,941
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	256
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	511
3.000% due 09/01/2019	500	512
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	530	615
West Sacramento Redevelopment Agency, California Tax Allocation Notes, Series 2016
4.000% due 09/01/2020	585	626
5.000% due 09/01/2021	815	914
5.000% due 09/01/2022	860	979

		134,696

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,285

Total Municipal Bonds & Notes (Cost $136,891)		135,981

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		507

Total Short-Term Instruments (Cost $507)		507

Total Investments in Securities (Cost $137,398)		136,488

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	721,518	7,132

Total Short-Term Instruments (Cost $7,132)		7,132

Total Investments in Affiliates (Cost $7,132)		7,132

Total Investments 99.7% (Cost $144,530)		$143,620
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $0)		84
Other Assets and Liabilities, net 0.2%		362

Net Assets 100.0%		$144,066

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$507	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(520)	$507	$507

Total Repurchase Agreements						$(520)	$507	$507

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$3,000	$0	$84	$84	$0

Total Swap Agreements						$0	$84	$84	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$134,696	$0	$134,696
Utah	0	1,285	0	1,285
Short-Term Instruments
Repurchase Agreements	0	507	0	507
	$0	$136,488	$0	$136,488

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,132	$0	$0	$7,132

Total Investments	$7,132	$136,488	$0	$143,620

Financial Derivative Instruments - Assets
Over the counter	$0	$84	$0	$84

Total Financial Derivative Instruments	$0	$84	$0	$84

Totals	$7,132	$136,572	$0	$143,704

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Capital Securities and Financials Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%
CORPORATE BONDS & NOTES 85.6%
BANKING & FINANCE 75.9%
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (c)		$800	$846
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)	EUR	600	604
Banco Mare Nostrum S.A.
9.000% due 11/16/2026		200	235
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (c)		200	187
Bank of America Corp.
6.300% due 03/10/2026 (c)		$500	524
Bank of Ireland
7.375% due 06/18/2020 (c)	EUR	500	538
Bank of New York Mellon Corp.
4.625% due 09/20/2026 (c)		$1,000	920
Barclays Bank PLC
7.625% due 11/21/2022		500	550
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	700	780
BNP Paribas S.A.
6.750% due 03/14/2022 (c)		$1,000	989
7.375% due 08/19/2025 (c)		600	604
Catlin Insurance Co. Ltd.
7.249% due 04/19/2017 (c)		1,000	835
Charles Schwab Corp.
4.625% due 03/01/2022 (c)		600	567
Citigroup, Inc.
6.250% due 08/15/2026 (c)		1,100	1,133
CoBank ACB
6.250% due 10/01/2026 (c)		1,000	1,039
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (c)	EUR	600	678
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		$1,000	1,014
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		400	390
7.500% due 12/11/2023 (c)		400	420
CYBG PLC
5.000% due 02/09/2026	GBP	200	237
E*TRADE Financial Corp.
5.875% due 09/15/2026 (c)		$1,000	997
HSBC Bank PLC
1.500% due 03/31/2017 (c)		200	144
1.625% due 06/30/2017 (c)		100	72
HSBC Holdings PLC
6.000% due 09/29/2023 (c)	EUR	500	546
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$900	859
7.000% due 01/19/2021 (c)	EUR	200	209
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		$1,000	1,037
Lloyds Banking Group PLC
7.875% due 06/27/2029 (c)	GBP	500	653
MGIC Investment Corp.
5.750% due 08/15/2023		$1,000	1,045
National Westminster Bank PLC
1.188% due 01/30/2017 (c)		200	141
Nationwide Building Society
10.250% due 06/29/2049 (c)	GBP	4	568
Pacific Life Insurance Co.
9.250% due 06/15/2039		$500	740
PNC Preferred Funding Trust
2.613% due 03/15/2017 (c)		1,200	1,165
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (c)		1,000	1,023
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (c)	GBP	650	806
Societe Generale S.A.
7.375% due 09/13/2021 (c)		$400	400
8.000% due 09/29/2025 (c)		600	602
UBS AG
7.625% due 08/17/2022		750	852
UBS Group AG
5.750% due 02/19/2022 (c)	EUR	700	778

UniCredit SpA
9.250% due 06/03/2022 (c)		200	225
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 (c)	GBP	600	751
Wells Fargo & Co.
5.875% due 06/15/2025 (c)		$300	315

			27,018

INDUSTRIALS 9.7%
BHP Billiton Finance USA Ltd.
6.750% due 10/19/2075		600	675
Dairy Farmers of America, Inc.
7.125% due 12/01/2026 (c)		1,000	1,036
SFR Group S.A.
7.375% due 05/01/2026		500	513
Southern Co.
5.500% due 03/15/2057		1,200	1,213

			3,437

Total Corporate Bonds & Notes (Cost $30,102)			30,455

	SHARES
COMMON STOCKS 1.9%
FINANCIALS 1.9%
Capital One Financial Corp.		3,600	314
Citizens Financial Group, Inc.		10,900	388

Total Common Stocks (Cost $569)			702

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.9%
COMMERCIAL PAPER 0.7%
Natixis NY
0.945% due 01/06/2017		$250	250

SHORT-TERM NOTES 6.2%
Federal Home Loan Bank
0.426% due 02/03/2017 (a)(b)		200	200
0.482% due 01/17/2017 (a)(b)		500	500
0.487% due 01/23/2017 (a)(b)		1,100	1,100
0.507% due 01/25/2017 (a)(b)		100	100
0.517% due 02/10/2017 (a)(b)		300	300

			2,200

Total Short-Term Instruments (Cost $2,449)			2,450

Total Investments in Securities (Cost $33,120)			33,607

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		10,326	102

Total Short-Term Instruments (Cost $102)			102

Total Investments in Affiliates (Cost $102)			102

Total Investments 94.7% (Cost $33,222)			$33,709
Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $(73))			39
Other Assets and Liabilities, net 5.2%			1,838

Net Assets 100.0%			$35,586

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Short	03/2017	1	$(3)	$1	$(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	15	(6)	2	0
U.S. Treasury 10-Year Note March Futures	Short	03/2017	7	5	0	(2)

Total Futures Contracts				$(4)	$3	$(3)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive *	6-Month GBP-LIBOR	1.750%	03/15/2047	GBP	200	$(20)	$(16)	$0	$(4)

Total Swap Agreements						$(20)	$(16)	$0	$(4)

*	This instrument has a forward starting effective date.

Cash of $70 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	EUR	1,004	$	1,065	$8	$0
	01/2017	$	4,906	EUR	4,717	61	0
	02/2017	EUR	4,717	$	4,913	0	(60)
BPS	01/2017		3,638		3,859	28	0
	01/2017	GBP	2,628		3,286	47	0
	01/2017	$	531	EUR	508	3	0
CBK	01/2017	EUR	232	$	241	0	(3)
GLM	01/2017		313		333	4	0
	01/2017	GBP	72		89	1	0
	01/2017	$	33	EUR	32	0	0
IND	01/2017		3,262	GBP	2,664	22	0
	02/2017	GBP	2,664	$	3,264	0	(22)
JPM	01/2017	$	46	EUR	43	0	(1)
SCX	01/2017		21		20	0	0
	01/2017		9	GBP	7	0	0
SOG	01/2017		35		29	0	0
	02/2017	GBP	29	$	36	0	0
TOR	01/2017	EUR	31		32	0	0
UAG	01/2017		103		110	1	0

Total Forward Foreign Currency Contracts						$175	$(86)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Deutsche Bank AG	1.000%	12/20/2021	3.416%	EUR	100	$(17)	$6	$0	$(11)
BPS	Deutsche Bank AG	1.000	12/20/2021	3.416		100	(17)	6	0	(11)
BRC	Deutsche Bank AG	1.000	12/20/2021	3.416		100	(18)	6	0	(12)
JPM	Deutsche Bank AG	1.000	12/20/2021	3.416		100	(21)	9	0	(12)

							$(73)	$27	$0	$(46)

Total Swap Agreements							$(73)	$27	$0	$(46)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,018	$0	$27,018
Industrials	0	3,437	0	3,437
Common Stocks
Financials	702	0	0	702
Short-Term Instruments
Commercial Paper	0	250	0	250
Short-Term Notes	0	2,200	0	2,200
	$702	$32,905	$0	$33,607

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$102	$0	$0	$102

Total Investments	$804	$32,905	$0	$33,709

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	0	0	3
Over the counter	0	175	0	175
	$3	$175	$0	$178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(4)	0	(7)
Over the counter	0	(132)	0	(132)

	$(3)	$(136)	$0	$(139)

Total Financial Derivative Instruments	$0	$39	$0	$39

Totals	$804	$32,944	$0	$33,748

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.2%
BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		$5,300	$5,341

Total Bank Loan Obligations (Cost $5,274)			5,341

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 11.2%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		300	312
4.625% due 10/30/2020		100	104
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		16,000	15,982
2.750% due 01/30/2017		1,700	1,701
3.250% due 02/13/2018		100	101
5.500% due 02/15/2017		3,700	3,716
American International Group, Inc.
5.850% due 01/16/2018		1,200	1,251
Bank of America Corp.
5.750% due 12/01/2017		300	311
Barclays Bank PLC
7.625% due 11/21/2022		900	989
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	2,300	2,562
CIT Group, Inc.
4.250% due 08/15/2017		$6,850	6,944
5.000% due 05/15/2018		3,100	3,146
5.500% due 02/15/2019		100	106
Citigroup, Inc.
1.406% due 05/01/2017		1,800	1,801
Cooperatieve Rabobank UA
1.220% due 04/28/2017		6,800	6,805
8.400% due 06/29/2017 (f)		200	206
Deutsche Bank AG
4.250% due 10/14/2021		11,000	11,044
Dexia Credit Local S.A.
1.142% due 06/05/2018		20,700	20,620
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		19,900	19,908
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,119
Goldman Sachs Group, Inc.
1.567% due 06/04/2017		26,200	26,243
International Lease Finance Corp.
4.625% due 04/15/2021		200	208
6.250% due 05/15/2019		1,800	1,940
8.750% due 03/15/2017		100	101
8.875% due 09/01/2017		1,400	1,465
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,701
KBC Bank NV
8.000% due 01/25/2023		400	423
Lloyds Banking Group PLC
7.875% due 06/27/2029 (f)	GBP	2,700	3,527
Navient Corp.
4.625% due 09/25/2017		$400	407
4.875% due 06/17/2019		100	104
5.500% due 01/15/2019		600	624
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	21,700	3,090
2.000% due 04/01/2017		70,300	10,010
Realkredit Danmark A/S
1.000% due 01/01/2017		63,250	8,956
1.000% due 04/01/2017		210,000	29,841
2.000% due 01/01/2017		26,450	3,745
2.000% due 04/01/2017		113,900	16,225
Santander Holdings USA, Inc.
2.380% due 11/24/2017		$500	504
Synchrony Financial
2.287% due 11/09/2017		3,800	3,825
Toronto-Dominion Bank
2.250% due 03/15/2021		5,000	4,969
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021		22,000	22,695

Unibail-Rodamco SE
1.650% due 04/16/2019		5,700	5,678
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,678
Waha Aerospace BV
3.925% due 07/28/2020		800	823

			288,510

INDUSTRIALS 0.4%
AbbVie, Inc.
1.800% due 05/14/2018		200	200
Aetna, Inc.
1.601% due 12/08/2017		3,000	3,011
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	112
6.625% due 02/15/2023		$500	515
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		240	253
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,014
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	314
5.014% due 12/27/2017		500	515
Kinder Morgan, Inc.
7.250% due 06/01/2018		$200	213
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017		5,000	5,008

			11,155

UTILITIES 0.1%
AT&T, Inc.
1.418% due 03/30/2017		800	801
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,867
SSE PLC
5.625% due 10/01/2017 (f)	EUR	300	327

			2,995

Total Corporate Bonds & Notes (Cost $306,390)			302,660

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
1.186% due 10/25/2036 - 09/25/2041 †		$6,327	6,326
1.206% due 08/25/2037		1,644	1,648
1.306% due 02/25/2042 †		32,548	32,931
1.356% due 01/25/2042 †		9,456	9,626
1.436% due 02/25/2041		648	654
2.125% due 04/24/2026		6,400	6,051
2.962% due 05/01/2038		12,450	13,203
3.500% due 02/01/2045		292	300
3.921% due 02/25/2018 (a)		4,116	79
Fannie Mae, TBA
3.000% due 02/01/2047		16,000	15,860
3.500% due 01/01/2032 - 02/01/2047		52,000	53,323
Freddie Mac
1.084% due 07/15/2036		306	306
1.154% due 05/15/2032 - 09/15/2042		4,220	4,225
1.304% due 12/15/2037		1,194	1,197
1.324% due 10/15/2037		2,198	2,229
Ginnie Mae
0.930% due 10/16/2053 (a)		5,348	206
NCUA Guaranteed Notes
1.212% due 12/08/2020		1,134	1,140
Overseas Private Investment Corp.
4.730% due 03/15/2022		3,702	3,959
Small Business Administration
4.840% due 05/01/2025		193	205
4.990% due 09/01/2024		193	206
5.160% due 02/01/2028		130	141
5.310% due 05/01/2027		285	308
5.510% due 11/01/2027		105	114
5.820% due 06/01/2026		188	207
5.870% due 07/01/2028		95	105
6.020% due 08/01/2028		50	56
6.770% due 11/01/2028		254	286

Total U.S. Government Agencies (Cost $154,594)			154,891

U.S. TREASURY OBLIGATIONS 12.2%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		2,010	1,979

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)		39,586	39,955
0.125% due 04/15/2019 (j)		22,973	23,265
0.125% due 04/15/2020 (l)		7,741	7,824
0.125% due 07/15/2022 (l)		3,374	3,385
0.125% due 01/15/2023		4,817	4,785
0.125% due 07/15/2026 (l)		11,698	11,316
0.375% due 07/15/2023 (l)		280	283
0.375% due 07/15/2025 (j)†		18,041	17,951
0.375% due 07/15/2025 (l)		1,223	1,217
0.625% due 07/15/2021 (j)(l)		1,287	1,329
0.625% due 01/15/2024		25,173	25,633
0.750% due 02/15/2042		13,040	12,365
1.250% due 07/15/2020 (j)(l)		9,321	9,848
1.375% due 07/15/2018 (j)(l)		5,011	5,201
1.375% due 02/15/2044 (j)†		3,174	3,468
1.375% due 02/15/2044		17,808	19,458
1.625% due 01/15/2018 (j)(l)		1,154	1,184
1.750% due 01/15/2028 (l)		104	116
2.125% due 02/15/2040 (l)		1,308	1,623
2.125% due 02/15/2041 (l)		110	138
2.500% due 01/15/2029 (j)†		29,666	35,816
2.500% due 01/15/2029		24,892	30,053
3.875% due 04/15/2029		3,147	4,306
U.S. Treasury Notes
0.875% due 01/31/2017 †		12,400	12,405
0.875% due 01/31/2017 (j)(l)		14,200	14,206
1.625% due 05/15/2026		28,700	26,725

Total U.S. Treasury Obligations (Cost $316,806)			315,834

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
3.596% due 07/25/2035		516	501
American Home Mortgage Investment Trust
1.336% due 02/25/2045		162	160
2.778% due 09/25/2045		5	5
Banc of America Commercial Mortgage Trust
5.638% due 04/10/2049		80	80
Banc of America Funding Trust
3.109% due 05/20/2036 ^		1,004	961
BCAP LLC Trust
3.087% due 01/26/2034		220	217
4.000% due 02/26/2037		176	175
Bear Stearns Adjustable Rate Mortgage Trust
3.356% due 01/25/2035		659	651
Bear Stearns ALT-A Trust
4.824% due 07/25/2035 ^		1,378	1,105
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		175	138
CDGJ Commercial Mortgage Trust
2.104% due 12/15/2027		8,048	8,079
Chase Mortgage Finance Trust
3.097% due 02/25/2037		340	338
3.167% due 02/25/2037		536	540
5.500% due 12/25/2022 ^		666	548
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.036% due 01/25/2035		16	14
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049		3,760	3,793
Citigroup Mortgage Loan Trust, Inc.
2.990% due 11/25/2035		451	431
Commercial Mortgage Trust
5.543% due 12/11/2049		373	372
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,504	1,513
6.500% due 09/25/2037 ^		2,383	1,726
Countrywide Home Loan Mortgage Pass-Through Trust
3.027% due 11/20/2034		925	932
Credit Suisse First Boston Mortgage Securities Corp.
2.822% due 04/25/2034		45	44
Credit Suisse Mortgage Capital Certificates
3.223% due 12/27/2046		436	429
6.000% due 05/27/2037		75	76
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		437	435
Eurosail PLC
0.675% due 06/13/2045	GBP	31	38
1.325% due 06/13/2045		3,302	3,769
F-E Mortgages SRL
0.014% due 12/15/2043	EUR	2,333	2,451
First Horizon Alternative Mortgage Securities Trust
2.776% due 04/25/2035		$786	769
Grecale RMBS SRL
0.188% due 01/27/2061	EUR	2,556	2,692

GS Mortgage Securities Trust
3.849% due 12/10/2043		$651	674
GSR Mortgage Loan Trust
3.010% due 09/25/2035		38	39
3.357% due 11/25/2035		643	618
HarborView Mortgage Loan Trust
0.866% due 03/19/2037		1,587	1,351
1.046% due 11/19/2035		1,407	1,156
1.079% due 06/20/2035		848	800
HomeBanc Mortgage Trust
1.086% due 10/25/2035		682	663
IndyMac Mortgage Loan Trust
3.169% due 11/25/2035 ^		628	584
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		439	439
5.713% due 02/12/2049		2,628	2,644
JPMorgan Mortgage Trust
3.086% due 07/25/2035		332	330
3.202% due 04/25/2035		111	111
Marche Mutui SRL
0.108% due 02/25/2055	EUR	775	815
1.938% due 01/27/2064		2,171	2,302
MASTR Adjustable Rate Mortgages Trust
3.043% due 11/21/2034		$559	572
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.444% due 09/15/2030		228	224
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.184% due 06/15/2030		23	22
Merrill Lynch Mortgage Investors Trust
2.710% due 10/25/2035		110	110
2.802% due 05/25/2036		43	41
2.812% due 12/25/2034		239	239
2.830% due 06/25/2035		750	730
5.250% due 08/25/2036		792	814
Morgan Stanley Re-REMIC Trust
5.793% due 08/15/2045		761	763
Residential Accredit Loans, Inc. Trust
0.936% due 06/25/2046		143	62
1.056% due 01/25/2035		625	602
6.000% due 09/25/2036		502	410
6.000% due 09/25/2036 ^		1,311	1,072
Structured Adjustable Rate Mortgage Loan Trust
1.567% due 11/25/2034		1,636	1,546
Structured Asset Mortgage Investments Trust
0.966% due 05/25/2036		193	150
1.416% due 05/19/2035		129	127
Thornburg Mortgage Securities Trust
2.371% due 03/25/2037		6,445	5,710
Thrones PLC
1.902% due 07/20/2044	GBP	52	64
Vornado DP LLC Trust
2.970% due 09/13/2028		$845	862
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		552	551
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2034		561	506
1.556% due 01/25/2045		720	667
2.800% due 06/25/2034		131	132
2.831% due 01/25/2035		131	132
2.839% due 10/25/2034		121	122
Wells Fargo Mortgage-Backed Securities Trust
2.889% due 06/25/2033		96	97
3.025% due 03/25/2036		12	12
3.029% due 12/25/2034		72	71
3.080% due 04/25/2036		16	15
3.094% due 03/25/2035		384	387
3.200% due 04/25/2036		1,171	1,075
5.000% due 03/25/2036		53	51

Total Non-Agency Mortgage-Backed Securities (Cost $65,341)			63,446

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp. Home Equity Loan Trust
1.431% due 05/25/2035		379	371
1.626% due 05/25/2035		837	726
1.656% due 12/25/2034		759	704
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		2,000	2,002
Bear Stearns Asset-Backed Securities Trust
1.256% due 09/25/2046		847	598
CIFC Funding Ltd.
2.082% due 01/29/2025		4,500	4,500
Countrywide Asset-Backed Certificates Trust
1.536% due 11/25/2034		676	661
1.611% due 08/25/2034		275	265

Dryden Senior Loan Fund
2.054% due 01/15/2025		6,100	6,102
EFS Volunteer LLC
1.732% due 10/26/2026		126	126
Finn Square CLO Ltd.
2.207% due 12/24/2023		1,300	1,301
Fremont Home Loan Trust
0.996% due 10/25/2036		8,385	4,340
1.236% due 07/25/2035		398	400
GSAMP Trust
0.956% due 11/25/2036		1,252	737
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.806% due 11/25/2034		1,207	1,156
Long Beach Mortgage Loan Trust
1.581% due 06/25/2035		534	532
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		1,700	1,683
MASTR Asset-Backed Securities Trust
1.206% due 10/25/2035		424	421
Morgan Stanley ABS Capital, Inc. Trust
1.686% due 03/25/2035		400	395
1.791% due 07/25/2035		7,435	6,268
Morgan Stanley Home Equity Loan Trust
1.461% due 08/25/2035		807	792
Nelnet Student Loan Trust
1.662% due 07/27/2048		1,793	1,789
New Century Home Equity Loan Trust
1.246% due 07/25/2035		568	562
North Carolina State Education Assistance Authority
1.392% due 07/25/2039		8,085	7,970
Palmer Square CLO Ltd.
2.280% due 10/17/2025		4,900	4,891
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035		785	783
1.731% due 10/25/2034		135	135
Residential Asset Mortgage Products Trust
1.551% due 06/25/2035		466	438
Residential Asset Securities Corp. Trust
1.136% due 02/25/2036		400	374
SLM Student Loan Trust
0.234% due 12/15/2027	EUR	2,667	2,719
2.382% due 04/25/2023		$7,114	7,130
Soundview Home Loan Trust
1.706% due 10/25/2037		1,850	1,349
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035		244	231
Venture CDO Ltd.
1.102% due 07/22/2021		380	377
1.111% due 01/20/2022		2,183	2,170
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		159	161
Wells Fargo Home Equity Asset-Backed Securities Trust
1.016% due 05/25/2036		550	532

Total Asset-Backed Securities (Cost $65,957)			65,691

SOVEREIGN ISSUES 5.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,057
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	63,500	18,914
0.000% due 10/01/2017 (c)		52,510	14,830
0.000% due 01/01/2018 (c)		256,700	70,778
Kommunalbanken A/S
1.375% due 06/08/2017		$1,900	1,902
1.377% due 03/27/2017		16,800	16,808
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	3,222	2,267

Total Sovereign Issues (Cost $134,129)			132,556

SHORT-TERM INSTRUMENTS 36.0%
CERTIFICATES OF DEPOSIT 2.7%
Barclays Bank PLC
1.745% due 11/06/2017		$11,900	11,911
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		4,300	4,308
Natixis S.A.
1.688% due 09/25/2017		19,700	19,768
Norinchukin Bank
1.589% due 10/12/2017		25,200	25,259

Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		7,200	7,212

			68,458

REPURCHASE AGREEMENTS (h) 14.9%			384,483

SHORT-TERM NOTES 10.1%
Federal Home Loan Bank
0.446% due 01/12/2017 (c)(d)		300	300
0.497% due 01/05/2017 - 01/13/2017 (c)(d)†		225,000	224,992
0.507% due 01/06/2017 - 01/18/2017 (c)(d)†		35,200	35,195

			260,487

JAPAN TREASURY BILLS 3.6%
(0.408)% due 02/13/2017 - 03/27/2017 (b)(c)	JPY	10,910,000	93,423

U.S. TREASURY BILLS 4.7%
0.455% due 01/12/2017 - 03/09/2017 (b)(c)(j)(l)†		$120,008	119,931

Total Short-Term Instruments (Cost $928,666)			926,782

Total Investments in Securities (Cost $1,977,157)			1,967,201

	SHARES
INVESTMENTS IN AFFILIATES 27.1%
SHORT-TERM INSTRUMENTS 27.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.1%
PIMCO Short-Term Floating NAV Portfolio III		70,763,855	699,501

Total Short-Term Instruments (Cost $699,546)			699,501

Total Investments in Affiliates (Cost $699,546)			699,501

Total Investments 103.3% (Cost $2,676,703)			$2,666,702
Financial Derivative Instruments (i)(k) 1.7% (Cost or Premiums, net $1,200)			43,216
Other Assets and Liabilities, net (5.0)%			(129,378)

Net Assets 100.0%			$2,580,540

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$16,000	$15,982	0.62%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400	% †	12/30/2016	01/03/2017	$2,500	U.S. Treasury Bonds 2.875% due 05/15/2043	$(2,612)	$2,500	$2,500
BOS	0.650	†	12/30/2016	01/03/2017	160,300	U.S. Treasury Bonds 2.875% due 08/15/2045	(165,788)	160,300	160,312
BSN	0.470	†	12/30/2016	01/03/2017	121,200	U.S. Treasury Notes 1.750% due 05/15/2023	(123,909)	121,200	121,206
MBC	0.600	†	12/30/2016	01/03/2017	99,400	U.S. Treasury Notes 1.375% due 12/31/2018	(102,615)	99,400	99,407
SSB	0.010	†	12/30/2016	01/03/2017	1,083	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(1,106)	1,083	1,083

Total Repurchase Agreements							$(396,030)	$384,483	$384,508

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(10,673) at a weighted average interest rate of 0.150%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2047	$5,000	$(5,244)	$(5,254)

Total Short Sales				$(5,244)	$(5,254)

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude Spread April Futures †	$68.000	04/28/2017	23	$31	$15
Call - NYMEX Brent Crude Spread August Futures †	68.000	08/31/2017	23	31	41
Call - NYMEX Brent Crude Spread December Futures †	68.000	12/29/2017	23	31	58
Call - NYMEX Brent Crude Spread February Futures †	68.000	02/28/2017	23	31	2
Call - NYMEX Brent Crude Spread January Futures †	68.000	01/31/2017	23	31	0
Call - NYMEX Brent Crude Spread July Futures †	68.000	07/31/2017	23	31	36
Call - NYMEX Brent Crude Spread June Futures †	68.000	06/30/2017	23	31	30
Call - NYMEX Brent Crude Spread March Futures †	68.000	03/31/2017	23	31	7
Call - NYMEX Brent Crude Spread May Futures †	68.000	05/31/2017	23	31	23
Call - NYMEX Brent Crude Spread November Futures †	68.000	11/30/2017	23	31	54
Call - NYMEX Brent Crude Spread October Futures †	68.000	10/31/2017	23	31	51
Call - NYMEX Brent Crude Spread September Futures †	68.000	09/29/2017	23	31	45
Put - NYMEX Crude Calendar Spread August Futures †	0.500	07/21/2017	77	8	9
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	77	8	8
Put - NYMEX Crude Calendar Spread July Futures †	0.500	06/19/2017	77	9	8
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	77	9	8
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	77	9	8
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	77	9	8
Put - NYMEX Crude December Futures †	48.000	11/15/2017	490	1,577	1,303
Call - NYMEX Crude December Futures †	63.000	11/15/2017	490	1,027	1,470
Put - NYMEX Crude June Futures †	47.000	05/17/2017	280	588	322
Call - NYMEX Crude June Futures †	62.000	05/17/2017	280	364	451
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	74	274	404
Call - NYMEX Natural Gas April Futures †	3.950	03/28/2017	23	34	29
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	74	274	454
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	23	34	45
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	74	274	579
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	74	274	475
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	74	274	448
Call - NYMEX Natural Gas July Futures †	3.950	06/27/2017	23	34	41
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	74	274	422
Call - NYMEX Natural Gas June Futures †	3.950	05/25/2017	23	34	35
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	74	274	468
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	74	274	399
Call - NYMEX Natural Gas May Futures †	3.950	04/25/2017	23	34	29
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	74	274	507
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	74	274	474
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	23	34	54
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	74	274	455
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	23	34	49

				$7,232	$9,324

Total Purchased Options				$7,232	$9,324

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$1.000	07/21/2017	154	$(7)	$(8)
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	154	(7)	(9)
Call - NYMEX Crude Calendar Spread February Futures †	0.250	01/19/2017	277	(30)	(3)
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	277	(15)	(31)
Put - NYMEX Crude Calendar Spread July Futures †	1.000	06/19/2017	154	(7)	(8)
Call - NYMEX Crude Calendar Spread March Futures †	0.250	02/17/2017	277	(30)	(6)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	277	(15)	(33)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	154	(7)	(9)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	154	(7)	(9)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	154	(7)	(9)
Call - NYMEX Crude February Futures †	50.000	01/17/2017	432	(476)	(1,715)
Call - NYMEX Crude February Futures †	51.000	01/17/2017	144	(157)	(451)
Call - NYMEX Crude February Futures †	52.000	01/17/2017	144	(146)	(341)
Call - NYMEX Crude March Futures †	58.000	02/15/2017	168	(159)	(141)
Call - NYMEX Crude March Futures †	59.000	02/15/2017	228	(193)	(137)
Call - NYMEX Iron Ore April Futures †	2.000	04/28/2017	23	(38)	(21)
Call - NYMEX Iron Ore August Futures †	2.000	08/31/2017	23	(38)	(57)
Call - NYMEX Iron Ore December Futures †	2.000	12/29/2017	23	(38)	(90)
Call - NYMEX Iron Ore February Futures †	2.000	02/28/2017	23	(38)	(3)
Call - NYMEX Iron Ore January Futures †	2.000	01/31/2017	23	(38)	0
Call - NYMEX Iron Ore July Futures †	2.000	07/31/2017	23	(38)	(49)
Call - NYMEX Iron Ore June Futures †	2.000	06/30/2017	23	(38)	(40)
Call - NYMEX Iron Ore March Futures †	2.000	03/31/2017	23	(39)	(12)
Call - NYMEX Iron Ore May Futures †	2.000	05/31/2017	23	(39)	(28)
Call - NYMEX Iron Ore November Futures †	2.000	11/30/2017	23	(39)	(82)
Call - NYMEX Iron Ore October Futures †	2.000	10/31/2017	23	(39)	(74)
Call - NYMEX Iron Ore September Futures †	2.000	09/29/2017	23	(39)	(66)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	254	(205)	(37)
Put - NYMEX Natural Gas April Futures †	2.700	03/28/2017	370	(200)	(78)
Put - NYMEX Natural Gas April Futures †	2.800	03/28/2017	877	(662)	(268)
Put - NYMEX Natural Gas April Futures †	2.900	03/28/2017	75	(94)	(32)
Put - NYMEX Natural Gas April Futures †	2.950	03/28/2017	23	(29)	(12)
Put - NYMEX Natural Gas April Futures †	3.000	03/28/2017	39	(20)	(23)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	74	(154)	(181)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	74	(112)	(29)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	23	(29)	(23)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	74	(154)	(241)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	74	(112)	(47)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	74	(154)	(369)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	74	(112)	(2)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	74	(154)	(190)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	74	(112)	(23)
Put - NYMEX Natural Gas July Futures †	2.950	06/27/2017	23	(29)	(19)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	74	(154)	(229)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	74	(112)	(19)
Put - NYMEX Natural Gas June Futures †	2.950	05/25/2017	23	(29)	(17)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	74	(154)	(204)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	74	(112)	(5)
Put - NYMEX Natural Gas March Futures †	2.900	02/23/2017	101	(58)	(23)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	74	(154)	(224)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	74	(112)	(14)
Put - NYMEX Natural Gas May Futures †	2.950	04/25/2017	23	(29)	(15)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	74	(154)	(182)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	74	(112)	(45)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	74	(154)	(305)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	74	(112)	(40)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	23	(29)	(29)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	74	(154)	(271)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	74	(112)	(37)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	23	(29)	(28)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	74	(154)	(251)
Call - NYMEX WTI-Brent Crude Spread December Futures †	—	10/30/2017	160	(59)	(59)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	160	(31)	(70)
Call - NYMEX WTI-Brent Crude Spread December Futures †	—	10/30/2018	80	(57)	(56)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	(18)	(29)

				$(6,145)	$(7,158)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	131	$(61)	$(26)

Total Written Options				$(6,206)	$(7,184)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	Long	03/2017	104	$(80)	$0	$0
Aluminum May Futures †	Short	05/2017	410	331	0	0
Arabica Coffee March Futures †	Long	03/2017	92	(427)	55	0
Arabica Coffee May Futures †	Short	05/2017	170	620	0	(105)
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	5	(38)	0	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	5	(40)	0	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	5	(39)	0	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	5	(33)	0	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	5	(30)	0	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	5	(40)	0	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	5	(40)	0	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	5	(36)	0	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	5	(39)	0	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	5	(39)	0	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	5	(39)	0	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	5	(40)	0	0
Brent Crude April Futures †	Long	02/2017	117	34	0	(1)
Brent Crude April Futures †	Short	02/2018	319	(2,434)	0	(19)
Brent Crude December Futures †	Long	10/2017	3,604	14,140	114	0
Brent Crude December Futures †	Long	10/2018	2,002	2,735	143	0
Brent Crude January Futures †	Long	11/2017	638	5,421	19	0
Brent Crude June Futures †	Short	04/2017	3,268	(11,597)	0	(65)
Brent Crude June Futures †	Short	04/2018	924	(1,379)	0	(66)
Brent Crude June Futures †	Short	04/2019	1,103	(925)	0	(57)
Brent Crude March Futures †	Long	01/2017	2,660	9,639	0	(80)
Brent Crude March Futures †	Short	01/2018	591	(999)	0	(30)
Brent Crude March Futures †	Short	01/2019	147	(292)	0	(10)
Brent Crude May Futures †	Long	03/2017	224	235	2	0
Brent Crude October Futures †	Short	08/2017	319	(2,982)	0	(6)
Brent Crude September Futures †	Short	07/2017	1,895	(11,373)	0	(38)
Brent Crude September Futures †	Short	07/2018	147	(162)	0	(12)
Call Options Strike @ USD 61.000 on Brent Crude April Futures †	Short	02/2017	156	(28)	0	(6)
Call Options Strike @ USD 62.000 on Brent Crude April Futures †	Short	02/2017	312	1	0	(9)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	Short	04/2017	280	(79)	0	(25)
Call Options Strike @ USD 65.000 on Brent Crude December Futures †	Short	10/2017	490	(466)	0	(54)
Canola March Futures †	Short	03/2017	205	62	15	(1)
Chicago Ethanol (Platts) December Futures †	Long	12/2017	288	393	60	0
Cocoa December Futures †	Short	12/2017	171	0	62	(1)
Cocoa March Futures †	Long	03/2017	55	(72)	0	(22)
Cocoa September Futures †	Long	09/2017	171	0	0	(62)
Copper March Futures †	Long	03/2017	62	27	27	0
Copper May Futures †	Long	05/2017	56	27	0	0
Corn December Futures †	Long	12/2017	1,022	86	38	0
Corn July Futures †	Long	07/2017	141	40	9	0
Corn March Futures †	Long	03/2017	600	(5)	68	0
Corn May Futures †	Short	05/2017	794	287	0	(70)
Cotton No. 2 March Futures †	Short	03/2017	381	(101)	0	(29)
Cotton No. 2 May Futures †	Long	05/2017	50	(22)	3	0
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	5	(41)	0	(2)
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	5	(51)	0	(1)
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	5	(49)	0	(1)
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	5	(38)	0	(2)
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	5	(30)	0	(1)
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	5	(49)	0	(1)
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	5	(44)	0	(1)
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	5	(40)	0	(3)
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	5	(42)	0	(1)
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	5	(51)	0	(1)
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	5	(53)	0	(1)
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	5	(53)	0	(1)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	41	(67)	19	(20)
Euro-Rapeseed May Futures †	Long	04/2017	82	(24)	9	0
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	53	12	0	(14)
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	53	(62)	10	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	53	24	0	(11)
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	53	13	0	(13)
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	53	(49)	11	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	53	(45)	11	0
Gas Oil April Futures †	Short	04/2017	226	(401)	40	0
Gas Oil December Futures †	Long	12/2017	1,448	12,628	0	(181)
Gas Oil December Futures †	Long	12/2018	458	554	0	(34)
Gas Oil June Futures †	Short	06/2017	724	(6,661)	109	0
Gas Oil June Futures †	Short	06/2018	953	(5,797)	119	0
Gas Oil June Futures †	Short	06/2019	229	(233)	0	(6)
Gas Oil March Futures †	Short	03/2017	316	(301)	55	0
Gold 100 oz. April Futures †	Short	04/2017	146	667	93	0
Gold 100 oz. February Futures †	Short	02/2017	3	(4)	2	0
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	5	52	1	0
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	5	59	1	0
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	5	58	1	0
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	5	50	2	0
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	5	47	1	0
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	5	57	1	0
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	5	55	1	0
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	5	51	2	0
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	5	53	1	0
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	5	60	1	0
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	5	62	1	0
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	5	60	1	0
Hard Red Winter Wheat July Futures †	Long	07/2017	1,143	(805)	171	0
Hard Red Winter Wheat March Futures †	Short	03/2017	147	(54)	0	(24)
Henry Hub Natural Gas April Futures †	Long	03/2017	2,370	5,857	0	(231)
Henry Hub Natural Gas April Futures †	Long	03/2018	1,080	864	11	0
Henry Hub Natural Gas March Futures †	Short	02/2017	2,449	(5,710)	429	0
Henry Hub Natural Gas March Futures †	Short	02/2018	1,116	(1,910)	50	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	401	1,015	0	(39)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	4,015	1,813	40	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	56	(22)	0	(1)
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	672	(102)	15	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	56	(17)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	672	170	15	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	56	14	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	653	1,200	0	(34)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	56	38	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	672	1,322	0	(35)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	56	44	2	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	672	(89)	13	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	56	(18)	0	(1)
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	668	(118)	13	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	56	(23)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	401	(967)	70	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	613	(549)	28	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	56	29	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	672	(148)	10	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	56	(26)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	668	(42)	13	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	56	(4)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	2,062	(4,817)	113	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	672	(114)	13	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	56	(13)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	668	(142)	13	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	56	(17)	0	0
Lead March Futures †	Short	03/2017	17	71	0	0
Lead May Futures †	Long	05/2017	91	(382)	0	0
Lean Hogs April Futures †	Long	04/2017	148	65	110	0
Live Cattle April Futures †	Short	04/2017	336	(118)	157	0
Live Cattle August Futures †	Long	08/2017	378	149	1	(33)
Live Cattle February Futures †	Short	02/2017	196	13	149	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2017	57	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2017	57	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2017	57	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2017	57	(11)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2017	57	(6)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2017	57	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2017	57	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2017	57	(11)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2017	57	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2017	57	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2017	57	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2017	57	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2017	7	3	1	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2017	7	4	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2017	7	4	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2017	47	21	12	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2017	47	25	7	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2017	7	4	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2017	7	3	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2017	47	27	19	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2017	7	3	1	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2017	7	4	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2017	7	4	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2017	7	4	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	30	(34)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	30	(49)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	30	(73)	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	30	(35)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	30	(25)	11	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	30	(42)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	30	(35)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	30	(35)	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	30	(34)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	30	(67)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	30	(61)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	30	(55)	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	30	211	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	30	223	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	30	254	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	30	280	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	30	283	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	30	217	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	438	(2,724)	0	(12)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	498	3,348	35	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	30	208	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	30	247	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	30	240	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	30	233	1	0
Natural Gas April Futures †	Short	03/2017	689	(1,447)	269	0
Natural Gas April Futures †	Long	03/2018	2,466	2,417	101	0
Natural Gas January Futures †	Long	12/2017	569	822	0	(120)
Natural Gas July Futures †	Long	06/2017	2,917	10,483	0	(700)
Natural Gas June Futures †	Long	05/2017	221	637	0	(60)
Natural Gas March Futures †	Short	02/2017	1,018	(3,171)	718	0
Natural Gas March Futures †	Short	02/2018	1,279	(1,939)	230	0
Natural Gas May Futures †	Short	04/2017	1,446	(6,173)	417	0
Natural Gas May Futures †	Long	04/2018	104	75	6	0
Natural Gas October Futures †	Short	09/2017	1,860	(7,772)	409	0
New York Harbor ULSD April Futures †	Short	03/2017	253	(1,439)	0	(80)
New York Harbor ULSD April Futures †	Short	04/2017	16	(16)	0	(5)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	77	171	27	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	77	(185)	0	(15)
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	77	168	23	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	77	160	25	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	77	(155)	0	(15)
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	77	(135)	0	(17)
New York Harbor ULSD December Futures †	Long	12/2017	16	30	2	0
New York Harbor ULSD July Futures †	Long	06/2017	99	935	24	0
New York Harbor ULSD June Futures †	Short	05/2017	424	(3,153)	0	(110)
New York Harbor ULSD June Futures †	Short	06/2017	16	(25)	0	(4)
New York Harbor ULSD March Futures †	Long	02/2017	160	1,033	51	0
New York Harbor ULSD May Futures †	Short	05/2017	16	(20)	0	(4)
New York Harbor ULSD November Futures †	Long	11/2017	16	25	3	0
New York Harbor ULSD October Futures †	Long	10/2017	16	21	3	0
New York Harbor ULSD September Futures †	Long	08/2017	212	1,531	45	0
Nickel March Futures †	Long	03/2017	155	(487)	0	0
Platinum April Futures †	Long	04/2017	2	0	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	809	12	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	809	(43)	0	0
Put Options Strike @ USD 49.000 on Brent Crude June Futures †	Short	04/2017	280	285	0	(3)
Put Options Strike @ USD 50.000 on Brent Crude December Futures †	Short	10/2017	490	300	0	(29)
RBOB Gasoline April Futures †	Long	03/2017	743	9,906	0	(9)
RBOB Gasoline December Futures †	Short	11/2017	187	(363)	0	(37)
RBOB Gasoline December Futures †	Short	11/2018	80	(121)	0	(19)
RBOB Gasoline February Futures †	Short	01/2017	46	36	17	0
RBOB Gasoline July Futures †	Short	06/2017	99	(876)	0	(9)
RBOB Gasoline June Futures †	Short	05/2017	644	(8,966)	5	(33)
RBOB Gasoline March Futures †	Short	02/2017	126	(484)	38	0
Silver March Futures †	Short	03/2017	2	(1)	2	0
Silver May Futures †	Short	05/2017	14	58	16	0
Soybean March Futures †	Short	03/2017	41	20	18	0
Soybean May Futures †	Long	05/2017	68	(98)	0	(30)
Soybean Meal December Futures †	Short	12/2017	234	40	37	0
Soybean Meal July Futures †	Long	07/2017	234	(41)	0	(61)
Soybean Meal March Futures †	Long	03/2017	628	522	0	(151)
Soybean Meal May Futures †	Short	05/2017	660	(704)	172	0
Soybean November Futures †	Short	11/2017	1,082	(1,076)	230	0
Soybean Oil March Futures †	Long	03/2017	84	(34)	0	(7)
Sugar No. 11 July Futures †	Long	06/2017	2,789	(3,979)	125	0
Sugar No. 11 March Futures †	Short	02/2017	648	(93)	0	(15)
Sugar No. 11 May Futures †	Short	04/2017	2,229	3,236	0	(75)

U.S. Treasury 2-Year Note March Futures	Short	03/2017	4	1	0	0
U.S. Treasury 10-Year Note March Futures †	Long	03/2017	1,071	(587)	368	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	145	(163)	109	0
Wheat July Futures †	Short	07/2017	403	150	0	(50)
Wheat March Futures †	Short	03/2017	973	121	0	(158)
Wheat May Futures †	Short	05/2017	220	(40)	0	(30)
White Sugar March Futures †	Long	02/2017	623	(854)	103	0
WTI Crude August Futures †	Short	07/2017	141	(861)	8	0
WTI Crude December Futures †	Short	11/2017	3,134	(10,968)	152	(11)
WTI Crude December Futures †	Short	11/2018	2,536	(4,727)	49	(13)
WTI Crude December Futures †	Long	11/2019	152	246	3	0
WTI Crude December Futures †	Short	11/2020	111	(157)	0	(10)
WTI Crude February Futures †	Long	01/2017	1,441	3,340	0	(72)
WTI Crude June Futures †	Short	05/2017	2,030	(10,161)	122	0
WTI Crude June Futures †	Long	05/2018	2,727	6,304	14	(59)
WTI Crude June Futures †	Long	05/2019	364	464	0	(7)
WTI Crude March Futures †	Long	02/2017	328	280	0	(20)
WTI Crude March Futures †	Short	02/2017	832	(3,841)	50	0
WTI Crude March Futures †	Long	02/2018	1,776	17,725	2	(70)
WTI Crude March Futures †	Long	02/2019	149	561	0	(3)
WTI Crude May Futures †	Short	04/2017	158	27	9	0
WTI Crude October Futures †	Long	09/2017	282	1,665	0	(14)
WTI Crude September Futures †	Long	08/2017	1,672	11,443	2	(83)
WTI Crude September Futures †	Long	08/2018	695	1,737	10	(18)
WTI Spread Calendar Swap April Futures †	Long	04/2017	16	7	0	(1)
WTI Spread Calendar Swap December Futures †	Short	12/2017	16	(18)	1	0
WTI Spread Calendar Swap June Futures †	Long	06/2017	16	17	0	(1)
WTI Spread Calendar Swap May Futures †	Long	05/2017	16	13	0	(1)
WTI Spread Calendar Swap November Futures †	Short	11/2017	16	(19)	1	0
WTI Spread Calendar Swap October Futures †	Short	10/2017	16	(19)	1	0
Zinc March Futures †	Long	03/2017	71	(80)	0	0
Zinc May Futures †	Long	05/2017	172	(192)	0	0

Total Futures Contracts				$890	$6,709	$(3,706)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value	Unrealized (Depreciation)	Asset	Liability
Canadian Natural Resources Ltd.	1.000%	03/20/2018	0.354%	$1,900	$(16)	$(5)	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive *	3-Month USD-LIBOR	0.996%	04/05/2018		$1,000	$3	$3	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		75,500	(479)	1,001	0	(58)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		76,600	745	286	122	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		20,460	131	690	0	(35)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		64,500	1,706	3,056	0	(133)
Receive *	3-Month USD-LIBOR	2.800	10/28/2025		24,980	(106)	(94)	0	(59)
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		194,100	1,981	2,601	0	(452)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		71,600	1,060	1,373	0	(166)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,400	18	76	0	(11)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		11,850	472	491	0	(27)
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		135,410	7,311	10,396	0	(455)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		43,640	3,600	(1,574)	0	(367)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	33,700	(54)	49	0	(4)
Pay	28-Day MXN-TIIE	5.825	01/12/2023	MXN	299,200	(1,355)	(1,349)	54	0
Receive	CPTFEMU	0.290	08/15/2017	EUR	6,200	26	15	0	(4)
Receive	CPTFEMU	0.580	10/15/2017		13,600	2	48	0	(3)
Pay	CPTFEMU	0.830	05/15/2018		25,900	(277)	(165)	0	(3)
Receive	CPTFEMU	0.625	09/15/2018		4,200	17	29	0	0
Receive	CPTFEMU	0.650	10/15/2018		3,800	17	26	1	0
Receive	CPTFEMU	0.806	04/15/2021		32,890	749	531	23	0
Receive	CPTFEMU	0.875	05/15/2021		19,700	420	291	14	0
Pay	CPTFEMU	1.165	12/15/2021		2,290	5	4	2	0
Receive	CPURNSA	2.500	07/15/2022		$20,900	(1,763)	96	15	0
Pay	CPURNSA	2.243	11/21/2026		39,000	(253)	(253)	0	(49)
Pay	UKRPI	3.350	05/15/2030	GBP	5,000	(64)	(136)	0	(9)
Pay	UKRPI	3.275	09/15/2030		6,200	(274)	5	0	(15)
Pay	UKRPI	3.300	12/15/2030		600	(31)	(2)	0	(2)
Pay	UKRPI	3.140	04/15/2031		22,600	(2,314)	61	0	(73)

						$11,293	$17,555	$231	$(1,925)

Total Swap Agreements						$11,277	$17,550	$232	$(1,925)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $55,666 and cash of $11,834 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2017			$1,067	GBP	864	$0	$(1)
BOA	01/2017		DKK	2,000		$302	19	0
	01/2017			$33,217	EUR	31,940	409	0
	02/2017		EUR	31,940		$33,264	0	(407)
	02/2017	†		$13,123	EUR	11,923	0	(547)
	04/2017		DKK	153,077		$23,178	1,394	0
BPS	01/2017		BRL	25,700		5,918	0	(1,978)
	01/2017		DKK	21,311		3,262	245	0
	01/2017		EUR	33,006		35,007	259	0
	01/2017	†	GBP	16,130		20,170	290	0
	01/2017			$7,886	BRL	25,700	11	0
	02/2017			10,630	GBP	8,519	0	(120)
	03/2017		JPY	4,120,000		$35,901	517	0
	04/2017		DKK	52,095		7,958	545	0
	01/2018		BRL	11,260		3,119	0	(59)
BRC	01/2017			$369	DKK	2,473	0	(19)
	01/2017			790	HUF	234,486	9	0
	01/2017			790	TRY	2,790	0	(2)
	01/2017			790	ZAR	11,152	20	0
	03/2017		JPY	470,000		$4,010	0	(28)
CBK	01/2017		BRL	31,455		9,467	0	(197)
	01/2017		NZD	4,991		3,532	65	0
	01/2017		RUB	48,297		790	6	0
	01/2017			$9,651	BRL	31,455	13	0
	01/2017			1,115	EUR	1,066	8	0
	02/2017		GBP	376		$475	11	0
	02/2017	†		$549	EUR	516	0	(5)
	03/2017		JPY	4,200,000		$36,524	484	(34)
	10/2017		BRL	52,210		14,603	0	(378)
DUB	01/2017			141,364		40,983	0	(2,451)
	01/2017			$42,440	BRL	141,364	1,057	(64)
	01/2017			790	ZAR	11,055	12	0
	04/2017		DKK	130,575		$19,391	809	0
	01/2018		BRL	174,800		47,841	0	(1,486)
FBF	01/2017		RUB	48,293		790	5	0
	01/2017			$3,043	JPY	346,400	0	(79)
GLM	01/2017		BRL	48,900		$11,440	0	(3,584)
	01/2017	†	CAD	857		651	12	0
	01/2017			$15,004	BRL	48,900	20	0
	01/2017			2,237	JPY	253,200	0	(71)
	02/2017		GBP	471		$585	4	0
	02/2017		MXN	20,429		963	0	(17)
	02/2017			$1,174	CAD	1,588	9	0
	02/2017	†		483	EUR	463	5	0
HUS	01/2017	†	CAD	919		$702	17	0
	01/2017		TWD	25,526		790	3	0
	02/2017		MXN	11,282		589	48	0
IND	01/2017	†	CAD	437		327	1	0
	01/2017	†		$19,748	GBP	16,130	132	0
	02/2017	†	GBP	16,130		$19,761	0	(133)
JPM	01/2017		BRL	77,000		19,859	0	(3,799)
	01/2017	†	CAD	1,603		1,195	1	0
	01/2017		IDR	21,345,800		1,580	2	0
	01/2017			$23,508	BRL	77,000	150	0
	01/2017			790	HUF	232,690	3	0
	01/2017			790	TRY	2,802	1	0
	02/2017		JPY	2,120,000		$20,204	2,027	0
	02/2017	†		$736	EUR	689	0	(9)
	02/2017			117	MXN	2,202	0	(12)
	04/2017		BRL	63,500		$18,398	0	(636)
	01/2018			17,240		4,766	0	(99)
MSB	01/2017		TWD	25,533		790	2	0
NGF	01/2017		BRL	47,800		14,667	0	(20)
	01/2017			$14,590	BRL	47,800	96	0
	01/2018		BRL	53,400		$14,886	0	(183)
SCX	01/2017		JPY	506,466		4,532	199	0
	02/2017			$7,026	MXN	134,277	0	(584)
TOR	01/2017		BRL	31,000		$7,087	0	(2,437)
	01/2017			$9,145	BRL	31,000	380	0
UAG	01/2017		DKK	67,235		$10,265	745	0
	03/2017			$121	TWD	3,816	0	(3)
	04/2017		DKK	86,154		$13,093	833	0

Total Forward Foreign Currency Contracts							$10,878	$(19,442)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$7,200	$721	$263
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,200	721	1,129
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	9,400	641	754
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	31,500	2,971	3,649
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,400	741	270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,400	740	1,161

							$6,535	$7,226

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$120,800	$1,691	$575
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	120,600	1,676	574

						$3,367	$1,149

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC WTI Crude December Futures †	$	66.000	12/31/2017	$96	$185	$98
JPM	Call - OTC WTI Crude December Futures †		66.000	12/31/2017	96	161	98

						$346	$196

Total Purchased Options						$10,248	$8,571

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	03/01/2018		$12,800	$(110)	$(12)
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		17,000	(168)	(9)
	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		16,000	(155)	(8)
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(152)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$18,600	(135)	(9)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(7)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	03/24/2020		47,600	(538)	(342)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	10/02/2020		14,400	(266)	(126)

							$(2,067)	$(665)

(1) YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$47,400	$(667)	$(1,007)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	148,800	(2,984)	(4,432)

							$(3,651)	$(5,439)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$241,600	$(1,691)	$(258)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	241,200	(1,678)	(257)

						$(3,369)	$(515)

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC Heating Oil December Futures †	$200.000	12/31/2017	$4,032	$(242)	$(180)
JPM	Call - OTC Heating Oil December Futures †	200.000	12/31/2017	4,032	(222)	(179)

					$(464)	$(359)

Total Written Options					$(9,551)	$(6,978)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	ACSF7 †	$4.921	01/31/2017	50,000	$0	$(114)	$0	$(114)
	Pay	ACSG7 †	4.896	02/28/2017	50,000	0	(28)	0	(28)
	Receive	EURMARGIN 1Q17 †	4.800	03/31/2017	134,100	(35)	359	324	0
	Pay	EURMARGIN 1Q17 †	5.540	03/31/2017	122,400	(122)	(83)	0	(205)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	147,900	56	155	211	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	82,800	0	89	89	0
	Pay	EURSIMP 1Q17 †	2.100	03/31/2017	54,000	0	(75)	0	(75)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	54,000	0	71	71	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	210,000	0	424	424	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	228,000	0	(507)	0	(507)
	Pay	Natural Gas †	2.713	01/31/2017	81,000	0	(6)	0	(6)
	Pay	Natural Gas †	2.634	02/28/2017	78,000	(2)	16	14	0
	Pay	OREXIO 1Q17 †	72.750	03/31/2017	45	0	0	0	0
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	33,000	0	(8)	0	(8)
	Receive	OREXIO 4Q17 †	59.500	12/31/2017	12,000	0	(18)	0	(18)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	15,100	59	(210)	0	(151)
GST	Receive	OREXIO 1Q17 †	45.750	03/31/2017	82,973	(15)	2,216	2,201	0
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	12,000	0	(20)	0	(20)
	Pay	PLATGOLD F7 †	233.500	01/06/2017	700	0	11	11	0
	Receive	PLATGOLD N7 †	232.800	07/05/2017	5,650	0	(87)	0	(87)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	87,000	0	107	107	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	51,000	0	82	82	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	151,200	0	162	162	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	300,000	3	538	541	0
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	48,000	0	(97)	0	(97)
	Pay	OREXIO 1Q17 †	68.850	03/31/2017	22,500	0	(78)	0	(78)
	Pay	OREXIO 1Q17 †	73.750	03/31/2017	45,150	0	63	63	0
	Pay	OREXIO 1Q17 †	76.200	03/31/2017	15,278	0	59	59	0
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	33,300	0	686	686	0
MAC	Pay	EURMARGIN 1Q17 †	5.720	03/31/2017	166,500	(106)	(144)	0	(250)
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	84,600	38	90	128	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	420,000	(307)	(626)	0	(933)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	95,100	0	243	243	0
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	25,200	0	20	20	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	115,800	54	24	78	0
	Receive	EURMARGIN CAL17 †	4.800	12/31/2017	336,000	0	784	784	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	271,200	0	310	310	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	272,400	0	305	305	0
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	96,000	0	193	193	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	96,000	0	172	172	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	156,000	0	264	264	0
SOG	Receive	EURMARGIN 4Q16 †	4.580	12/31/2016	62,000	0	0	0	0
UAG	Pay	GOLDLNPM †	1,290.244	05/30/2017	40,000	0	5,304	5,304	0
	Receive	PLTMLNPM †	982.271	05/30/2017	40,000	0	(2,999)	0	(2,999)

						$(377)	$7,647	$12,846	$(5,576)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$110	$(3)	$2	$0	$(1)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,100	(139)	104	0	(35)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	90	(3)	2	0	(1)

					$(145)	$108	$0	$(37)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CPURNSA	1.565%	06/07/2018		$3,900	$0	$30	$30	$0
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	1,700	0	1	1	0
	Receive	CPTFEMU	0.806	04/15/2021		7,800	0	178	178	0
CBK	Pay	CPTFEMU	1.177	05/15/2026		4,500	(1)	(141)	0	(142)
JPM	Pay	CPURNSA	1.550	01/15/2017		$46,600	0	(48)	0	(48)
UAG	Pay	UKRPI	3.320	05/15/2030	GBP	9,800	0	(198)	0	(198)

							$(1)	$(178)	$209	$(388)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	$145,668	$0	$2,142	$2,142	$0
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	39,333	0	278	278	0
	Receive	CSIXTR Index †	97,907	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	337,248	0	4,957	4,957	0
	Pay	SPGCINP Index †	82,991	(0.100)%	02/15/2017	14,377	0	758	758	0
CBK	Receive	CSIXTR Index †	49,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	168,784	0	2,482	2,482	0
	Receive	CVICXMB2 Index †	1,491,560	0.100%	02/15/2017	158,052	0	(24)	0	(24)
	Receive	CVICXMB3 Index †	1,389,447	0.100%	02/15/2017	162,733	0	(242)	0	(242)
CIB	Receive	BCOMSK2 Index †	182,018	0.200%	02/15/2017	21,061	0	47	47	0
	Receive	CSIXTR Index †	58,252	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	200,655	0	2,950	2,950	0
FAR	Receive	BCOMTR Index †	125,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	21,941	0	171	171	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180%	02/15/2017	21,025	0	42	42	0
	Receive	CSCU115E Index †	13,999	0.100%	02/15/2017	5,188	0	(179)	0	(179)
	Receive	CSIXTR Index †	23,667	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	81,522	0	1,198	1,198	0
	Pay	CSMFHGER Index †	20,776	0	02/15/2017	5,190	0	190	190	0
GST	Receive	BCOMF1T Index †	134,490	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	45,943	0	325	325	0
	Receive	CSIXTR Index †	150,647	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	518,914	0	7,220	7,220	0
	Pay	SPGCINP Index †	46,499	(0.100)%	08/15/2017	8,055	0	425	425	0
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	580,304	0	4,097	4,097	0
	Pay	BCOMTR Index †	3,895,196	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	683,726	0	(5,308)	0	(5,308)
	Receive	CSIXTR Index †	116,173	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	400,168	0	5,884	5,884	0
	Receive	JMABCTNE Index †	1,624,591	0.150%	02/15/2017	182,809	0	(67)	0	(67)
	Receive	JMABDEWE Index †	87,079	0.300%	02/15/2017	90,492	0	(1,005)	0	(1,005)
	Receive	JMABFNJ1 Index †	269,909	0.700%	02/15/2017	28,046	0	(318)	0	(318)
	Receive	JMABNIC2 Index †	196,930	0.170%	02/15/2017	81,126	0	39	39	0
	Pay	SPGCINP Index †	13,030	(0.050)	02/15/2017	2,257	0	119	119	0
MAC	Receive	BCOMSK1 Index †	197,783	0.170%	02/15/2017	21,514	0	88	88	0
	Receive	BCOMSK4 Index †	186,451	0.170%	02/15/2017	21,105	0	(393)	0	(393)
	Receive	CSIXTR Index †	72,764	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	250,641	0	3,688	3,688	0
RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	18,463	0	272	272	0
SOG	Receive	CSIXTR Index †	81,403	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	280,397	0	4,125	4,125	0

							$0	$33,961	$41,497	$(7,536)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index †	8.851%	06/16/2017	$21,176	$0	$983	$983	$0
	Receive	SPGCCLP Index †	9.303	06/16/2017	22,633	0	948	948	0
GST	Pay	GOLDLNPM Index †	4.000	05/08/2017	650	0	10	10	0
	Pay	GOLDLNPM Index †	7.784	03/24/2020	5,172	0	133	133	0
	Pay	SPGCCLP Index †	11.834	06/16/2017	22,633	0	(377)	0	(377)
	Pay	SPGCCLP Index †	12.076	06/16/2017	21,176	0	(302)	0	(302)
JPM	Pay	GOLDLNPM Index †	10.890	04/29/2020	53,793	0	2,941	2,941	0
	Pay	GOLDLNPM Index †	11.156	05/07/2020	24,251	0	1,386	1,386	0

						$0	$5,722	$6,401	$(679)

Total Swap Agreements						$(523)	$47,260	$60,953	$(14,216)

(l)	Securities with an aggregate market value of $11,184 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,341	$0	$5,341
Corporate Bonds & Notes
Banking & Finance	0	272,528	15,982	288,510
Industrials	0	11,155	0	11,155
Utilities	0	2,995	0	2,995
U.S. Government Agencies	0	154,891	0	154,891
U.S. Treasury Obligations	0	315,834	0	315,834
Non-Agency Mortgage-Backed Securities	0	63,446	0	63,446
Asset-Backed Securities	0	65,691	0	65,691
Sovereign Issues	0	132,556	0	132,556
Short-Term Instruments
Certificates of Deposit	0	68,458	0	68,458
Repurchase Agreements	0	384,483	0	384,483
Short-Term Notes	0	260,487	0	260,487
Japan Treasury Bills	0	93,423	0	93,423
U.S. Treasury Bills	0	119,931	0	119,931
	$0	$1,951,219	$15,982	$1,967,201

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$699,501	$0	$0	$699,501

Total Investments	$699,501	$1,951,219	$15,982	$2,666,702

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,254)	$0	$(5,254)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,033	232	0	16,265
Over the counter	0	80,192	210	80,402
	$16,033	$80,424	$210	$96,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,890)	(1,925)	0	(12,815)
Over the counter	0	(40,271)	(365)	(40,636)

	$(10,890)	$(42,196)	$(365)	$(53,451)

Total Financial Derivative Instruments	$5,143	$38,228	$(155)	$43,216

Totals	$704,644	$1,984,193	$15,827	$2,704,664

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.1%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022		$95	$95

Total Bank Loan Obligations (Cost $90)			95

CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 4.5%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		300	306
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		300	306
4.500% due 05/15/2021		1,300	1,351
4.625% due 10/30/2020		600	625
Ally Financial, Inc.
2.750% due 01/30/2017		400	400
3.250% due 02/13/2018		2,700	2,720
3.250% due 11/05/2018		200	201
3.500% due 01/27/2019		2,500	2,519
3.600% due 05/21/2018		2,500	2,525
4.750% due 09/10/2018		2,700	2,788
5.500% due 02/15/2017		900	904
6.250% due 12/01/2017		1,000	1,039
American International Group, Inc.
5.850% due 01/16/2018		3,000	3,129
Ayt Cedulas Cajas Global
0.000% due 02/22/2018	EUR	2,200	2,317
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,700	11,324
BPCE S.A.
4.625% due 07/11/2024		25,100	24,811
BRFkredit A/S
2.000% due 10/01/2017	DKK	32,700	4,712
2.500% due 10/01/2047		6,800	976
4.000% due 01/01/2018		16,900	2,497
CIT Group, Inc.
3.875% due 02/19/2019		$800	819
4.250% due 08/15/2017		2,100	2,129
5.000% due 05/15/2018		200	203
5.250% due 03/15/2018		700	727
5.375% due 05/15/2020		500	532
5.500% due 02/15/2019		300	317
6.625% due 04/01/2018		100	106
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	80,662	3,920
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,063
Deutsche Bank AG
4.250% due 10/14/2021		29,300	29,418
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,419
Goldman Sachs Group, Inc.
2.163% due 09/15/2020		23,400	23,630
ING Bank NV
2.625% due 12/05/2022		7,600	7,555
International Lease Finance Corp.
4.625% due 04/15/2021		100	104
5.875% due 04/01/2019		1,500	1,597
6.250% due 05/15/2019		1,500	1,616
7.125% due 09/01/2018		3,300	3,564
8.250% due 12/15/2020		2,300	2,685
8.875% due 09/01/2017		100	105
Navient Corp.
4.875% due 06/17/2019		200	208
5.500% due 01/15/2019		6,300	6,552
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	24,300	3,481
2.000% due 10/01/2017		50,100	7,219
2.000% due 01/01/2018		2,100	305
2.500% due 10/01/2047		11,300	1,616
Nykredit Realkredit A/S
1.000% due 04/01/2017		21,300	3,033
1.000% due 07/01/2017		20,000	2,852
1.000% due 10/01/2017		97,600	13,978
2.000% due 10/01/2017		18,100	2,608

2.500% due 10/01/2047		39,200	5,600
3.000% due 10/01/2047		19,600	2,886
4.000% due 01/01/2018		5,200	767
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$300	314
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,546
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	86,700	12,276
1.000% due 04/01/2017		21,300	3,027
1.000% due 04/01/2018		9,800	1,410
2.000% due 01/01/2017		117,000	16,566
2.000% due 04/01/2017		193,600	27,578
2.500% due 10/01/2047		38,700	5,541
Santander Holdings USA, Inc.
2.380% due 11/24/2017		$7,400	7,464
Springleaf Finance Corp.
5.250% due 12/15/2019		800	808
Synchrony Financial
2.287% due 11/09/2017		1,800	1,812
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	11,130

			296,536

INDUSTRIALS 0.5%
AbbVie, Inc.
1.800% due 05/14/2018		700	701
Altice Luxembourg S.A.
7.750% due 05/15/2022		200	214
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	100
Celgene Corp.
2.300% due 08/15/2018		500	503
DISH DBS Corp.
4.625% due 07/15/2017		100	101
Goldcorp, Inc.
2.125% due 03/15/2018		100	100
Harley-Davidson Funding Corp.
6.800% due 06/15/2018		100	107
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	16,200	16,925
Japan Tobacco, Inc.
2.100% due 07/23/2018		$100	100
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	107
SFR Group S.A.
6.000% due 05/15/2022		1,700	1,751
Time Warner Cable LLC
6.750% due 07/01/2018		5,100	5,446
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,436	2,804
Volkswagen Group of America Finance LLC
1.386% due 05/22/2018		1,800	1,792
Wesfarmers Ltd.
1.874% due 03/20/2018		4,900	4,895

			35,646

UTILITIES 0.3%
E.ON International Finance BV
5.800% due 04/30/2018		2,800	2,937
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	100	108
3.750% due 01/14/2021		200	211
3.873% due 03/17/2020		$1,400	1,372
4.250% due 10/02/2023	EUR	400	414
5.750% due 01/20/2020		$500	507
6.250% due 12/14/2026	GBP	800	925
6.625% due 01/16/2034		2,300	2,482
8.375% due 05/23/2021		$10,600	11,448
Sprint Communications, Inc.
8.375% due 08/15/2017		300	312
Vodafone Group PLC
4.625% due 07/15/2018		300	312

			21,028

Total Corporate Bonds & Notes (Cost $366,563)			353,210

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.886% due 03/25/2036		245	235
1.201% due 02/25/2037		2,105	2,102
2.765% due 05/01/2035		208	219
2.980% due 05/01/2036		31	32
4.000% due 07/01/2019		1,049	1,079

Fannie Mae, TBA
3.000% due 02/01/2047 †	139,000	137,784
3.500% due 01/01/2032 - 02/01/2047 †	103,000	105,542
4.000% due 01/01/2047	6,000	6,305
Freddie Mac
0.934% due 02/15/2019	588	587
0.974% due 01/15/2037	9	9
2.966% due 06/01/2033	187	198
3.377% due 01/01/2034	301	319
Ginnie Mae
1.007% due 01/16/2031	12	12
NCUA Guaranteed Notes
1.102% due 10/07/2020	5,247	5,254
1.212% due 12/08/2020	31,077	31,218

Total U.S. Government Agencies (Cost $289,006)		290,895

U.S. TREASURY OBLIGATIONS 91.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 (f)†	1,370	1,349
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)	1,342,376	1,354,907
0.125% due 04/15/2018 (h)†	49,565	50,028
0.125% due 04/15/2019 (f)(h)	272,025	275,484
0.125% due 04/15/2020 (f)	273,013	275,914
0.125% due 04/15/2021	118,917	119,666
0.125% due 01/15/2022 (f)	96,714	96,947
0.125% due 01/15/2022 †	52,330	52,456
0.125% due 07/15/2022 †	195,840	196,473
0.125% due 01/15/2023 (f)	78,540	78,015
0.125% due 07/15/2024	84,025	82,605
0.125% due 07/15/2026 (j)	3,882	3,756
0.250% due 01/15/2025 (j)	66,518	65,451
0.375% due 07/15/2023	96,993	97,930
0.375% due 07/15/2025 †	80,380	79,976
0.625% due 07/15/2021 (h)(j)	9,663	9,977
0.625% due 07/15/2021 (f)†	750,729	775,146
0.625% due 01/15/2024	139,748	142,302
0.625% due 01/15/2026 (j)	25,330	25,563
0.625% due 02/15/2043 (j)	273	251
0.750% due 02/15/2042 (j)	4,343	4,118
1.250% due 07/15/2020 (f)	279,639	295,446
1.375% due 07/15/2018 (f)(h)	112,002	116,259
1.375% due 01/15/2020	122,182	128,548
1.375% due 02/15/2044 †	111,940	122,315
1.625% due 01/15/2018 (h)†	245,642	252,120
1.750% due 01/15/2028 (j)	612	683
1.875% due 07/15/2019 (h)†	503,210	536,007
2.125% due 01/15/2019 (h)	54,828	57,949
2.125% due 01/15/2019 (f)(h)†	298,348	315,328
2.125% due 02/15/2040 (j)	436	541
2.125% due 02/15/2041 (j)	3,731	4,650
2.375% due 01/15/2025 (f)	127,542	146,525
2.375% due 01/15/2027	10,020	11,747
2.500% due 01/15/2029 (j)	12,722	15,359
2.500% due 01/15/2029 †	41,667	50,305
3.625% due 04/15/2028 (j)	14,960	19,688
3.875% due 04/15/2029	21,306	29,157
U.S. Treasury Notes
0.875% due 01/31/2017 †	9,856	9,860
1.750% due 11/30/2021 (f)	164,430	163,062
2.000% due 02/15/2025 (j)	19,740	19,190
2.000% due 11/15/2026	8,100	7,782
2.125% due 12/31/2021 (j)	1,400	1,411

Total U.S. Treasury Obligations (Cost $6,083,141)		6,092,246

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
3.093% due 10/25/2035 ^	1,311	1,185
5.094% due 09/25/2035	1,595	1,330
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	258	190
1.487% due 11/25/2046	6,760	3,549
American Home Mortgage Investment Trust
2.778% due 09/25/2045	642	636
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	8,134	8,275
5.548% due 06/10/2049	3,024	3,042
5.747% due 02/10/2051	4,267	4,326
5.889% due 07/10/2044	8	8
Banc of America Funding Trust
1.029% due 05/20/2035 ^	232	164
3.096% due 05/20/2036 ^	593	536
3.211% due 01/20/2047 ^	335	284

Banc of America Mortgage Trust
3.063% due 03/25/2035		571	519
3.221% due 01/25/2035		22	22
3.239% due 07/25/2035 ^		1,063	990
3.598% due 12/25/2034		1,396	1,396
6.500% due 09/25/2033		9	9
Banc of America Re-REMIC Trust
5.743% due 02/17/2051		2,860	2,873
BCAP LLC Trust
0.926% due 01/25/2037 ^		1,627	1,353
Bear Stearns Adjustable Rate Mortgage Trust
2.991% due 02/25/2036 ^		577	488
3.016% due 05/25/2033		37	37
3.101% due 03/25/2035		115	109
3.108% due 10/25/2035		1,416	1,404
3.488% due 07/25/2034		475	468
Bear Stearns ALT-A Trust
0.916% due 02/25/2034		929	853
3.149% due 09/25/2035		496	427
3.286% due 09/25/2034		533	524
Chase Mortgage Finance Trust
2.828% due 03/25/2037 ^		1,915	1,771
3.109% due 12/25/2035 ^		1,545	1,482
3.180% due 09/25/2036 ^		1,427	1,271
5.500% due 12/25/2022 ^		1,466	1,204
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		262	254
2.990% due 03/25/2036 ^		180	169
3.040% due 05/25/2035		410	404
3.366% due 12/25/2035 ^		540	383
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		459	401
Commercial Mortgage Trust
5.812% due 12/10/2049		2,842	2,865
Countrywide Alternative Loan Trust
0.919% due 02/20/2047 ^		6,214	4,359
0.934% due 12/20/2046 ^		506	369
0.936% due 05/25/2047		2,214	1,887
0.966% due 07/25/2046		178	150
1.567% due 12/25/2035		608	556
3.194% due 11/25/2035 ^		507	405
5.500% due 10/25/2033		1,119	1,126
5.750% due 03/25/2037 ^		478	414
6.500% due 08/25/2032		652	655
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035		77	65
3.045% due 04/20/2035		735	732
3.062% due 10/20/2035		311	272
3.122% due 11/20/2034		337	321
3.130% due 09/25/2047 ^		1,078	998
3.168% due 09/25/2033		773	744
5.500% due 11/25/2035 ^		180	160
5.500% due 04/25/2038		631	642
Credit Suisse First Boston Mortgage Securities Corp.
2.822% due 04/25/2034		1,333	1,325
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		621	522
Deutsche ALT-B Securities, Inc.
0.856% due 10/25/2036 ^		169	111
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		857	853
Eurosail BV
1.189% due 10/17/2040	EUR	4,961	5,219
First Horizon Mortgage Pass-Through Trust
3.066% due 10/25/2035		$277	270
5.000% due 10/25/2020		45	45
GS Mortgage Securities Trust
5.162% due 12/10/2043		5,000	5,466
GSR Mortgage Loan Trust
3.197% due 11/25/2035 ^		380	317
3.214% due 11/25/2035 ^		2,419	2,210
3.357% due 11/25/2035		1,223	1,176
HarborView Mortgage Loan Trust
0.916% due 07/19/2046 ^		8,551	4,936
0.986% due 01/19/2036		2,433	1,614
1.176% due 05/19/2035		982	828
3.224% due 08/19/2036 ^		442	402
HomeBanc Mortgage Trust
0.936% due 12/25/2036		517	461
2.710% due 04/25/2037 ^		377	319
IndyMac Mortgage Loan Trust
0.936% due 07/25/2047		3,451	2,347
0.946% due 09/25/2046		5,498	4,555
3.006% due 09/25/2035 ^		441	372
3.067% due 10/25/2034		743	718
3.321% due 06/25/2035 ^		399	350

JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		84	84
5.794% due 02/12/2051		6,004	6,097
JPMorgan Mortgage Trust
2.572% due 07/27/2037		623	586
2.790% due 06/25/2035		223	219
2.947% due 06/25/2035		535	530
2.994% due 06/25/2036		1,510	1,361
3.086% due 07/25/2035		219	218
3.117% due 07/25/2034		252	246
3.132% due 11/25/2035		485	462
3.137% due 07/25/2035		228	226
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		498	499
5.866% due 09/15/2045		1,417	1,453
Luminent Mortgage Trust
0.956% due 10/25/2046		1,174	1,012
Marche Mutui SRL
0.108% due 02/25/2055	EUR	954	1,003
1.938% due 01/27/2064		2,696	2,859
MASTR Adjustable Rate Mortgages Trust
0.996% due 05/25/2037		$494	306
Merrill Lynch Alternative Note Asset Trust
1.056% due 03/25/2037		942	411
3.207% due 06/25/2037 ^		674	487
Merrill Lynch Mortgage Investors Trust
2.774% due 12/25/2035		217	200
2.802% due 05/25/2036		762	736
2.830% due 06/25/2035		763	743
2.877% due 05/25/2034		354	346
3.292% due 09/25/2035 ^		335	303
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^		1,810	1,537
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		1,696	1,730
Morgan Stanley Capital Trust
5.902% due 06/11/2049		7,356	7,473
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		2,513	2,519
5.793% due 08/15/2045		3,579	3,588
Residential Accredit Loans, Inc. Trust
1.056% due 08/25/2035		1,444	1,145
2.828% due 04/25/2035		159	148
3.408% due 08/25/2035 ^		542	278
4.525% due 02/25/2036 ^		456	364
Residential Asset Securitization Trust
5.000% due 08/25/2019		67	67
6.250% due 10/25/2036 ^		903	813
Residential Funding Mortgage Securities, Inc. Trust
3.219% due 06/25/2035		477	464
3.412% due 09/25/2035 ^		1,964	1,550
6.500% due 03/25/2032		536	560
Sequoia Mortgage Trust
1.436% due 10/19/2026		41	40
2.871% due 01/20/2047 ^		998	807
Structured Adjustable Rate Mortgage Loan Trust
1.076% due 10/25/2035		1,473	1,239
3.082% due 02/25/2036 ^		482	348
Structured Asset Mortgage Investments Trust
0.946% due 06/25/2036		528	444
0.976% due 05/25/2046		4,366	2,367
0.986% due 07/19/2035		1,751	1,701
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,220
Wachovia Mortgage Loan Trust LLC
3.015% due 08/20/2035 ^		1,131	1,034
WaMu Mortgage Pass-Through Certificates Trust
1.307% due 01/25/2047 ^		3,612	2,844
1.351% due 12/25/2046		1,606	1,365
1.547% due 06/25/2046		259	242
1.567% due 08/25/2046		835	717
1.767% due 11/25/2042		218	203
2.098% due 11/25/2046		1,115	1,009
2.837% due 09/25/2036 ^		2,261	2,097
Wells Fargo Mortgage-Backed Securities Trust
3.013% due 06/25/2035		1,230	1,263
3.025% due 03/25/2036		304	301
3.039% due 09/25/2034		641	654
3.072% due 01/25/2035		668	653
3.080% due 04/25/2036		677	670
3.082% due 10/25/2035		1,661	1,610
3.087% due 04/25/2036		971	951
3.109% due 03/25/2036 ^		163	156
3.200% due 04/25/2036		1,650	1,515

Total Non-Agency Mortgage-Backed Securities (Cost $157,515)			164,545

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036		45	26
Asset-Backed Securities Corp. Home Equity Loan Trust
1.701% due 09/25/2034		1,517	1,483
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		5,500	5,505
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		813	812
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	491	517
Citigroup Mortgage Loan Trust, Inc.
0.836% due 01/25/2037		$75	47
Countrywide Asset-Backed Certificates
1.046% due 08/25/2036		2,092	1,958
4.191% due 04/25/2036		125	127
Countrywide Asset-Backed Certificates Trust
0.906% due 02/25/2037		1,022	1,007
Dryden Senior Loan Fund
2.054% due 01/15/2025		12,400	12,404
Equity One Mortgage Pass-Through Trust
1.356% due 04/25/2034		43	36
Finn Square CLO Ltd.
2.207% due 12/24/2023		3,300	3,304
GSAA Home Equity Trust
1.056% due 03/25/2037		1,067	701
GSAMP Trust
1.126% due 03/25/2047		2,500	1,527
HSI Asset Securitization Corp. Trust
1.026% due 02/25/2036		2,381	2,146
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037		1,102	712
1.461% due 07/25/2035		350	337
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037		967	477
Navient Student Loan Trust
1.906% due 03/25/2066		11,165	11,292
NovaStar Mortgage Funding Trust
1.226% due 01/25/2036		5,264	4,702
Option One Mortgage Loan Trust
1.556% due 02/25/2035		361	360
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035		392	391
1.446% due 05/25/2035		1,100	1,062
1.731% due 10/25/2034		1,693	1,682
1.746% due 09/25/2034		977	950
PDM CLO BV
0.561% due 02/14/2023	EUR	233	245
Popular ABS Mortgage Pass-Through Trust
1.186% due 06/25/2035		$2,999	2,948
Soundview Home Loan Trust
0.816% due 11/25/2036		585	241
0.896% due 12/25/2036		82	82
Structured Asset Investment Loan Trust
1.116% due 10/25/2035		541	534
Venture CLO Ltd.
2.080% due 07/20/2022		12,200	12,206

Total Asset-Backed Securities (Cost $66,445)			69,821

SOVEREIGN ISSUES 10.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	10,489
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	6,943
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	521,200	155,245
0.000% due 01/01/2018 (b)		458,100	126,308
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	209	227
1.850% due 07/25/2027 (d)		8,243	11,107
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (d)		8,944	9,878
2.350% due 09/15/2024 (d)		24,426	29,401
2.550% due 09/15/2041 (d)		1,640	2,181
3.100% due 09/15/2026 (d)		3,201	4,122
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	327,006	17,511
4.750% due 06/14/2018		260,655	12,214
6.090% due 06/29/2017		96,400	4,679

New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	73,262	51,547
2.500% due 09/20/2035 (d)		3,955	2,809
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	9,224
4.500% due 07/03/2017		480,000	4,071
4.750% due 04/17/2019	EUR	13,414	13,363
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	132,500	192,522
0.125% due 03/22/2026 (d)		6,091	9,072
0.125% due 03/22/2046 (d)		11,711	23,495
0.125% due 03/22/2058 (d)		1,097	2,744

Total Sovereign Issues (Cost $759,478)			699,152

SHORT-TERM INSTRUMENTS 7.7%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.751% due 09/08/2017		$16,900	16,926
Credit Suisse AG
1.753% due 09/12/2017		40,900	40,957

			57,883

REPURCHASE AGREEMENTS (e) 3.6%			238,547

JAPAN TREASURY BILLS 2.6%
(0.330)% due 01/10/2017 - 02/13/2017 (a)(b)	JPY	19,870,000	170,043

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (b)(c)	MXN	37,400	1,796

U.S. TREASURY BILLS 0.6%
0.460% due 01/12/2017 - 03/16/2017 (a)(b)(h)(j)†		$41,146	41,120

Total Short-Term Instruments (Cost $528,453)			509,389

Total Investments in Securities (Cost $8,250,691)			8,179,353

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III		21,408,782	211,626

Total Short-Term Instruments (Cost $211,629)			211,626

Total Investments in Affiliates (Cost $211,629)			211,626

Total Investments 126.3% (Cost $8,462,320)			$8,390,979
Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $1,061)			47,729
Other Assets and Liabilities, net (27.0)%			(1,796,529)

Net Assets 100.0%			$6,642,179

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%		12/30/2016	01/03/2017	$74,400	U.S. Treasury Bonds 3.750% due 11/15/2043	$(77,704)	$74,400	$74,403
JPS	0.400		12/30/2016	01/03/2017	85,400	U.S. Treasury Notes 2.250% due 07/31/2021	(87,608)	85,400	85,404
RDR	0.570	†	12/30/2016	01/03/2017	73,400	U.S. Treasury Notes 1.750% - 2.500% due 01/31/2023 - 08/15/2023	(75,062)	73,400	73,405
SSB	0.010	†	12/30/2016	01/03/2017	5,347	U.S. Treasury Notes 1.000% - 3.500% due 02/15/2018 - 05/15/2018 (2)	(5,459)	5,347	5,347

Total Repurchase Agreements							$(245,833)	$238,547	$238,559

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)		Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.900	% †	12/12/2016	01/31/2017	$(37,698)	$(37,718)
BOS	0.000		12/30/2016	01/03/2017	(74,438)	(74,418)
	0.820		01/03/2017	04/03/2017	(147,031)	(147,031)
	0.850	†	12/22/2016	01/04/2017	(2,536)	(2,537)
	1.000	†	11/04/2016	01/04/2017	(20,980)	(21,016)
	1.000		11/22/2016	01/04/2017	(79,040)	(79,132)
	1.070		12/14/2016	01/18/2017	(64,625)	(64,663)
BSN	0.800	†	10/25/2016	01/25/2017	(8,980)	(8,994)
	0.800	†	11/17/2016	01/25/2017	(776)	(777)
	0.800	†	11/22/2016	01/25/2017	(65,084)	(65,144)
	0.800	†	12/23/2016	01/19/2017	(43,389)	(43,400)
	0.810	†	11/22/2016	01/03/2017	(222)	(222)
	0.810		12/12/2016	01/03/2017	(24,906)	(24,918)
	0.820	†	10/31/2016	01/30/2017	(24,930)	(24,967)
	0.820	†	11/17/2016	01/27/2017	(1,441)	(1,443)
	0.820	†	11/22/2016	01/09/2017	(4,102)	(4,106)
	0.820	†	11/22/2016	01/27/2017	(6,431)	(6,437)
	0.820	†	11/28/2016	01/09/2017	(31,577)	(31,603)
GRE	0.930		11/08/2016	03/08/2017	(42,050)	(42,111)
	0.930		12/12/2016	01/03/2017	(7,561)	(7,565)
	0.930	†	12/22/2016	03/08/2017	(27,562)	(27,571)
	0.970	†	11/17/2016	01/04/2017	(39,915)	(39,966)
	1.050		12/02/2016	01/17/2017	(21,714)	(21,735)
IND	0.830	†	11/14/2016	01/17/2017	(38,821)	(38,865)
	0.830	†	11/22/2016	01/09/2017	(4,435)	(4,439)
JPS	0.000		12/30/2016	01/03/2017	(85,355)	(85,330)
NOM	0.850		12/13/2016	01/18/2017	(40,032)	(40,052)
	0.850		12/14/2016	01/18/2017	(52,063)	(52,087)
RDR	0.830		10/20/2016	01/20/2017	(132,773)	(133,002)
	0.850		10/21/2016	01/19/2017	(391,214)	(391,898)
	0.900		11/03/2016	01/04/2017	(9,566)	(9,581)
	0.930		12/05/2016	01/09/2017	(137,813)	(137,916)
SCX	0.790	†	10/18/2016	01/18/2017	(1,522)	(1,525)

Total Reverse Repurchase Agreements						$(1,672,169)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)		Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BPG	1.300	% †	12/28/2016	01/04/2017	$(1,769)	$(1,769)

Total Sale-Buyback Transactions						$(1,769)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,699,307) at a weighted average interest rate of 0.626%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$25,500	$(25,028)	$(25,316)
Fannie Mae, TBA †	3.500	02/01/2047	2,000	(2,025)	(2,045)
Fannie Mae, TBA	4.000	01/01/2047	10,000	(10,490)	(10,509)
Fannie Mae, TBA	4.000	02/01/2047	6,000	(6,279)	(6,297)

Total Short Sales				$(43,822)	$(44,167)

(f)	Securities with an aggregate market value of $1,674,339 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude Spread April Futures †	$68.000	04/28/2017	6	$8	$4
Call - NYMEX Brent Crude Spread August Futures †	68.000	08/31/2017	6	8	11
Call - NYMEX Brent Crude Spread December Futures †	68.000	12/29/2017	6	8	15
Call - NYMEX Brent Crude Spread February Futures †	68.000	02/28/2017	6	8	0
Call - NYMEX Brent Crude Spread January Futures †	68.000	01/31/2017	6	8	0
Call - NYMEX Brent Crude Spread July Futures †	68.000	07/31/2017	6	8	9
Call - NYMEX Brent Crude Spread June Futures †	68.000	06/30/2017	6	8	8
Call - NYMEX Brent Crude Spread March Futures †	68.000	03/31/2017	6	8	2
Call - NYMEX Brent Crude Spread May Futures †	68.000	05/31/2017	6	8	6
Call - NYMEX Brent Crude Spread November Futures †	68.000	11/30/2017	6	8	14
Call - NYMEX Brent Crude Spread October Futures †	68.000	10/31/2017	6	8	13
Call - NYMEX Brent Crude Spread September Futures †	68.000	09/29/2017	6	8	12
Put - NYMEX Crude Calendar Spread August Futures †	0.500	07/21/2017	19	2	2
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	19	2	2
Put - NYMEX Crude Calendar Spread July Futures †	0.500	06/19/2017	19	2	2
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	19	2	2
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	19	2	2
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	19	2	2
Put - NYMEX Crude December Futures †	48.000	11/15/2017	100	322	266
Call - NYMEX Crude December Futures †	63.000	11/15/2017	100	210	300
Put - NYMEX Crude June Futures †	47.000	05/17/2017	100	210	115
Call - NYMEX Crude June Futures †	62.000	05/17/2017	100	130	161
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	20	75	109
Call - NYMEX Natural Gas April Futures †	3.950	03/28/2017	6	9	7
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	20	75	123
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	6	9	12
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	20	75	157
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	20	75	128
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	20	74	121
Call - NYMEX Natural Gas July Futures †	3.950	06/27/2017	6	9	11
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	20	74	114
Call - NYMEX Natural Gas June Futures †	3.950	05/25/2017	6	9	9
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	20	74	126
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	20	74	108
Call - NYMEX Natural Gas May Futures †	3.950	04/25/2017	6	9	8
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	20	74	137
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	20	74	128
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	6	9	14
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	20	74	123
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	6	9	13

				$1,861	$2,396

Total Purchased Options				$1,861	$2,396

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$1.000	07/21/2017	38	$(2)	$(2)
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	38	(2)	(2)
Call - NYMEX Crude Calendar Spread February Futures †	0.250	01/19/2017	75	(8)	(1)
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	75	(4)	(8)
Put - NYMEX Crude Calendar Spread July Futures †	1.000	06/19/2017	38	(2)	(2)
Call - NYMEX Crude Calendar Spread March Futures †	0.250	02/17/2017	75	(8)	(1)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	75	(4)	(9)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	38	(2)	(2)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	38	(2)	(2)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	38	(2)	(2)
Call - NYMEX Crude February Futures †	50.000	01/17/2017	120	(132)	(476)
Call - NYMEX Crude February Futures †	51.000	01/17/2017	36	(39)	(113)
Call - NYMEX Crude February Futures †	52.000	01/17/2017	36	(37)	(85)
Call - NYMEX Crude March Futures †	58.000	02/15/2017	36	(34)	(30)
Call - NYMEX Crude March Futures †	59.000	02/15/2017	60	(51)	(36)
Call - NYMEX Iron Ore April Futures †	2.000	04/28/2017	6	(10)	(6)
Call - NYMEX Iron Ore August Futures †	2.000	08/31/2017	6	(10)	(15)
Call - NYMEX Iron Ore December Futures †	2.000	12/29/2017	6	(10)	(24)
Call - NYMEX Iron Ore February Futures †	2.000	02/28/2017	6	(10)	(1)
Call - NYMEX Iron Ore January Futures †	2.000	01/31/2017	6	(10)	0
Call - NYMEX Iron Ore July Futures †	2.000	07/31/2017	6	(10)	(13)
Call - NYMEX Iron Ore June Futures †	2.000	06/30/2017	6	(10)	(10)
Call - NYMEX Iron Ore March Futures †	2.000	03/31/2017	6	(10)	(3)
Call - NYMEX Iron Ore May Futures †	2.000	05/31/2017	6	(10)	(7)
Call - NYMEX Iron Ore November Futures †	2.000	11/30/2017	6	(10)	(21)
Call - NYMEX Iron Ore October Futures †	2.000	10/31/2017	6	(10)	(19)
Call - NYMEX Iron Ore September Futures †	2.000	09/29/2017	6	(10)	(17)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	66	(54)	(10)
Put - NYMEX Natural Gas April Futures †	2.700	03/28/2017	86	(46)	(18)
Put - NYMEX Natural Gas April Futures †	2.800	03/28/2017	225	(170)	(69)
Put - NYMEX Natural Gas April Futures †	2.900	03/28/2017	20	(25)	(9)
Put - NYMEX Natural Gas April Futures †	2.950	03/28/2017	6	(7)	(3)
Put - NYMEX Natural Gas April Futures †	3.000	03/28/2017	10	(5)	(6)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	20	(42)	(49)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	20	(30)	(8)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	6	(7)	(6)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	20	(42)	(65)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	20	(30)	(13)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	20	(42)	(100)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	20	(30)	0
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	20	(42)	(51)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	20	(30)	(6)
Put - NYMEX Natural Gas July Futures †	2.950	06/27/2017	6	(7)	(5)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	20	(42)	(62)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	20	(30)	(5)
Put - NYMEX Natural Gas June Futures †	2.950	05/25/2017	6	(7)	(5)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	20	(42)	(55)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	20	(30)	(1)
Put - NYMEX Natural Gas March Futures †	2.900	02/23/2017	25	(14)	(6)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	20	(42)	(60)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	20	(30)	(4)
Put - NYMEX Natural Gas May Futures †	2.950	04/25/2017	6	(7)	(4)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	20	(42)	(49)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	20	(30)	(12)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	20	(42)	(83)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	20	(30)	(11)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	6	(8)	(8)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	20	(42)	(73)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	20	(30)	(10)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	6	(8)	(7)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	20	(42)	(68)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	40	(15)	(15)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	40	(8)	(18)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	20	(14)	(14)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	20	(4)	(7)

				$(1,617)	$(1,902)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	330	$(155)	$(65)

Total Written Options				$(1,772)	$(1,967)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	Long	03/2017	12	$(8)	$0	$0
Aluminum May Futures †	Short	05/2017	651	525	0	0
Arabica Coffee March Futures †	Long	03/2017	5	(3)	3	0
Arabica Coffee May Futures †	Short	05/2017	270	979	0	(167)
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	2	(18)	0	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	2	(18)	0	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	2	(16)	0	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	2	(15)	0	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	2	(17)	0	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	2	(19)	0	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	2	(19)	0	0
Brent Crude April Futures †	Long	02/2017	30	7	0	0
Brent Crude April Futures †	Short	02/2018	86	(667)	0	(5)
Brent Crude December Futures †	Long	10/2017	956	3,724	30	0
Brent Crude December Futures †	Long	10/2018	170	204	13	0
Brent Crude January Futures †	Long	11/2017	172	1,484	5	0
Brent Crude June Futures †	Short	04/2017	875	(3,146)	0	(18)
Brent Crude June Futures †	Short	04/2018	99	(138)	0	(7)
Brent Crude June Futures †	Short	04/2019	154	(124)	0	(8)
Brent Crude March Futures †	Long	01/2017	721	3,430	0	(22)
Brent Crude March Futures †	Short	01/2018	154	(221)	0	(8)
Brent Crude May Futures †	Long	03/2017	463	594	5	0
Brent Crude October Futures †	Short	08/2017	86	(816)	0	(2)
Brent Crude September Futures †	Short	07/2017	514	(3,019)	0	(10)
Call Options Strike @ USD 61.000 on Brent Crude April Futures †	Short	02/2017	36	(6)	0	(1)
Call Options Strike @ USD 62.000 on Brent Crude April Futures †	Short	02/2017	84	0	0	(3)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	Short	04/2017	100	(28)	0	(9)
Call Options Strike @ USD 65.000 on Brent Crude December Futures †	Short	10/2017	100	(95)	0	(11)
Canola March Futures †	Short	03/2017	50	15	4	0
Chicago Ethanol (Platts) December Futures †	Long	12/2017	71	95	15	0
Cocoa December Futures †	Short	12/2017	44	0	16	0
Cocoa March Futures †	Long	03/2017	14	(18)	0	(6)
Cocoa September Futures †	Long	09/2017	44	0	0	(16)
Copper March Futures †	Long	03/2017	6	1	3	0
Copper May Futures †	Long	05/2017	88	42	0	0
Corn December Futures †	Long	12/2017	279	33	10	0
Corn July Futures †	Long	07/2017	41	15	3	0
Corn March Futures †	Long	03/2017	98	15	11	0
Corn May Futures †	Short	05/2017	1,262	457	0	(110)
Cotton No. 2 March Futures †	Short	03/2017	76	29	0	(6)
Cotton No. 2 May Futures †	Long	05/2017	79	(35)	5	0
Euro-BTP Italy Government Bond March Futures	Short	03/2017	383	(870)	117	(186)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	75	201	43	(36)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	439	(696)	208	(217)
Euro-Rapeseed May Futures †	Long	04/2017	20	(6)	2	0
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	15	6	0	(4)
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	15	(20)	3	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	15	9	0	(3)
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	15	6	0	(4)
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	15	(16)	3	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	15	(15)	3	0
Gas Oil April Futures †	Short	04/2017	360	(638)	63	0
Gas Oil December Futures †	Long	12/2017	368	2,976	0	(46)
Gas Oil December Futures †	Long	12/2018	116	139	0	(9)
Gas Oil June Futures †	Short	06/2017	184	(1,570)	28	0
Gas Oil June Futures †	Short	06/2018	242	(1,364)	30	0
Gas Oil June Futures †	Short	06/2019	58	(58)	0	(1)
Gas Oil March Futures †	Short	03/2017	81	(76)	14	0
Gold 100 oz. April Futures †	Short	04/2017	155	1,099	99	0
Gold 100 oz. February Futures †	Short	02/2017	215	1,499	138	0
Hard Red Winter Wheat July Futures †	Long	07/2017	293	(224)	44	0
Hard Red Winter Wheat March Futures †	Short	03/2017	37	(14)	0	(6)
Henry Hub Natural Gas April Futures †	Long	03/2017	570	1,414	0	(56)
Henry Hub Natural Gas April Futures †	Long	03/2018	240	192	2	0
Henry Hub Natural Gas March Futures †	Short	02/2017	589	(1,378)	103	0
Henry Hub Natural Gas March Futures †	Short	02/2018	248	(424)	11	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	79	195	0	(8)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	920	314	9	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	15	(22)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	168	(25)	4	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	14	(16)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	168	43	4	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	13	(6)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	168	310	0	(9)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	15	(9)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	168	332	0	(9)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	16	(12)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	168	(21)	3	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	14	(17)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	168	(29)	3	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	14	(18)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	79	(189)	14	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	296	(276)	13	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	15	(10)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	168	(36)	3	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	15	(23)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	168	(10)	3	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	13	(9)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	288	(690)	16	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	168	(28)	3	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	13	(11)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	168	(35)	3	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	14	(16)	0	0
Lead May Futures †	Long	05/2017	144	(604)	0	0
Live Cattle April Futures †	Short	04/2017	97	(40)	45	0
Live Cattle August Futures †	Long	08/2017	97	38	0	(9)
Live Cattle February Futures †	Short	02/2017	50	3	38	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2017	15	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2017	15	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2017	15	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2017	15	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2017	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2017	15	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2017	13	6	3	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2017	13	7	2	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2017	13	7	5	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2017	2	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2017	2	1	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	10	(10)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	10	(15)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	10	(23)	1	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	10	(11)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	10	(7)	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	10	(13)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	10	(11)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	10	(11)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	10	(10)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	10	(21)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	10	(20)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	10	(18)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	10	68	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	10	72	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	10	83	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	10	91	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	10	92	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	10	70	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	107	(688)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	127	862	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	10	67	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	10	80	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	10	78	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	10	76	0	0

Natural Gas April Futures †	Long	03/2017	79	3	0	(31)
Natural Gas April Futures †	Long	03/2018	648	801	26	0
Natural Gas January Futures †	Long	12/2017	140	275	0	(29)
Natural Gas July Futures †	Long	06/2017	767	2,769	0	(184)
Natural Gas June Futures †	Long	05/2017	66	188	0	(18)
Natural Gas March Futures †	Short	02/2017	253	(336)	177	0
Natural Gas March Futures †	Short	02/2018	292	(502)	52	0
Natural Gas May Futures †	Short	04/2017	383	(1,679)	111	0
Natural Gas May Futures †	Long	04/2018	28	20	2	0
Natural Gas October Futures †	Short	09/2017	524	(2,462)	115	0
New York Harbor ULSD April Futures †	Short	03/2017	272	(1,012)	0	(86)
New York Harbor ULSD April Futures †	Short	04/2017	4	(4)	0	(1)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	21	46	7	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	21	(50)	0	(4)
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	21	45	6	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	21	43	7	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	21	(42)	0	(4)
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	21	(36)	0	(5)
New York Harbor ULSD December Futures †	Long	12/2017	4	7	1	0
New York Harbor ULSD July Futures †	Long	06/2017	27	258	6	0
New York Harbor ULSD June Futures †	Short	05/2017	108	(805)	0	(28)
New York Harbor ULSD June Futures †	Short	06/2017	4	(6)	0	(1)
New York Harbor ULSD March Futures †	Long	02/2017	56	354	18	0
New York Harbor ULSD May Futures †	Short	05/2017	4	(5)	0	(1)
New York Harbor ULSD November Futures †	Long	11/2017	4	6	1	0
New York Harbor ULSD October Futures †	Long	10/2017	4	5	1	0
New York Harbor ULSD September Futures †	Long	08/2017	54	389	11	0
Nickel March Futures †	Long	03/2017	34	(87)	0	0
Platinum April Futures †	Long	04/2017	457	(581)	75	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	1,764	26	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	1,764	(93)	0	0
Put Options Strike @ USD 49.000 on Brent Crude June Futures †	Short	04/2017	100	102	0	(1)
Put Options Strike @ USD 50.000 on Brent Crude December Futures †	Short	10/2017	100	61	0	(6)
RBOB Gasoline April Futures †	Long	03/2017	201	2,679	0	(2)
RBOB Gasoline December Futures †	Short	11/2017	47	(90)	0	(9)
RBOB Gasoline December Futures †	Short	11/2018	20	(30)	0	(5)
RBOB Gasoline February Futures †	Short	01/2017	12	10	4	0
RBOB Gasoline July Futures †	Short	06/2017	27	(241)	0	(3)
RBOB Gasoline June Futures †	Short	05/2017	174	(2,437)	1	(9)
RBOB Gasoline March Futures †	Short	02/2017	34	(132)	10	0
Silver March Futures †	Long	03/2017	9	(2)	0	(10)
Silver May Futures †	Short	05/2017	23	95	27	0
Soybean March Futures †	Short	03/2017	10	5	4	0
Soybean May Futures †	Long	05/2017	108	(156)	0	(47)
Soybean Meal December Futures †	Short	12/2017	58	10	9	0
Soybean Meal July Futures †	Long	07/2017	58	(11)	0	(15)
Soybean Meal March Futures †	Long	03/2017	169	126	0	(41)
Soybean Meal May Futures †	Short	05/2017	177	(167)	46	0
Soybean November Futures †	Short	11/2017	286	(304)	61	0
Soybean Oil March Futures †	Long	03/2017	21	(9)	0	(2)
Sugar No. 11 July Futures †	Long	06/2017	765	(1,102)	34	0
Sugar No. 11 March Futures †	Short	02/2017	31	(13)	0	(1)
Sugar No. 11 May Futures †	Long	04/2017	125	63	4	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	2,554	336	0	(160)
U.S. Treasury 10-Year Note March Futures †	Long	03/2017	7,448	(1,673)	2,561	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	1,115	537	0	(836)
United Kingdom Long Gilt March Futures	Short	03/2017	383	(1,395)	19	(392)
Wheat July Futures †	Short	07/2017	98	50	0	(12)
Wheat March Futures †	Short	03/2017	1,064	639	0	(173)
Wheat May Futures †	Short	05/2017	348	(64)	0	(48)
White Sugar March Futures †	Long	02/2017	25	(34)	4	0
WTI Crude August Futures †	Short	07/2017	40	(247)	2	0
WTI Crude December Futures †	Short	11/2017	837	(3,134)	41	(3)
WTI Crude December Futures †	Short	11/2018	495	(768)	9	(3)
WTI Crude February Futures †	Long	01/2017	382	900	0	(19)
WTI Crude June Futures †	Short	05/2017	544	(2,734)	33	0
WTI Crude June Futures †	Long	05/2018	750	1,724	4	(16)
WTI Crude June Futures †	Long	05/2019	56	63	0	(1)
WTI Crude March Futures †	Long	02/2017	96	88	0	(6)
WTI Crude March Futures †	Short	02/2017	228	(1,059)	14	0
WTI Crude March Futures †	Long	02/2018	484	3,956	1	(19)
WTI Crude May Futures †	Short	04/2017	251	43	15	0
WTI Crude October Futures †	Long	09/2017	80	478	0	(4)
WTI Crude September Futures †	Long	08/2017	453	3,124	1	(22)
WTI Crude September Futures †	Long	08/2018	60	43	3	(1)
WTI Spread Calendar Swap April Futures †	Long	04/2017	4	2	0	0
WTI Spread Calendar Swap December Futures †	Short	12/2017	4	(4)	0	0
WTI Spread Calendar Swap June Futures †	Long	06/2017	4	4	0	0
WTI Spread Calendar Swap May Futures †	Long	05/2017	4	3	0	0
WTI Spread Calendar Swap November Futures †	Short	11/2017	4	(5)	0	0
WTI Spread Calendar Swap October Futures †	Short	10/2017	4	(5)	0	0
Zinc March Futures †	Long	03/2017	10	(7)	0	0
Zinc May Futures †	Long	05/2017	273	(305)	0	0

Total Futures Contracts				$(297)	$4,764	$(3,273)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
Volkswagen International Finance NV	1.000%	03/20/2017	0.269%	EUR 5,150	$11	$3	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$30,000	$(1,914)	$(844)	$0	$(37)
CDX.IG-26 5-Year Index	1.000	06/20/2021	45,500	(774)	(281)	0	(8)
CDX.IG-27 5-Year Index	1.000	12/20/2021	33,700	(522)	(53)	0	(10)

				$(3,210)	$(1,178)	$0	$(55)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive *	3-Month USD-LIBOR	0.996%	04/05/2018	$	5,100	$(17)	$(21)	$0	$0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		56,200	(45)	(231)	0	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		8,790	196	68	0	(10)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		49,900	485	186	80	0
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		185,900	141	1,661	354	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		44,750	457	600	0	(104)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		651,700	9,645	13,974	0	(1,511)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		32,250	1,285	1,336	0	(73)
Receive *	3-Month USD-LIBOR	2.000	07/27/2026		41,100	1,369	1,492	0	(93)
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		13,500	729	1,070	0	(46)
Receive *	3-Month USD-LIBOR †	1.500	06/21/2027		900	75	(2)	0	(3)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		180,360	14,877	1,380	0	(1,518)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		41,600	(109)	(1,171)	0	(386)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	187,600	11,207	6,244	0	(1,374)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		13,440	(294)	(1,149)	0	(227)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		11,650	(1,157)	(784)	0	(205)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	40,000	(21)	(7)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		22,200	(36)	30	0	(3)
Pay	28-Day MXN-TIIE	8.035	12/17/2026	MXN	216,000	92	95	77	0
Pay	28-Day MXN-TIIE	8.300	12/11/2031		55,000	35	35	30	0
Receive	CPTFEMU	0.580	10/15/2017	EUR	60,150	9	213	0	(13)
Pay	CPTFEMU	0.830	05/15/2018		58,900	(629)	(333)	0	(7)
Receive	CPTFEMU	0.625	09/15/2018		18,800	78	130	2	0
Receive	CPTFEMU	0.650	10/15/2018		17,070	76	117	2	0
Receive	CPTFEMU	0.882	11/15/2018		17,800	114	113	3	0
Receive	CPTFEMU	0.806	04/15/2021		1,200	27	20	1	0
Receive	CPTFEMU	0.875	05/15/2021		44,800	955	656	32	0
Pay	CPTFEMU	1.165	12/15/2021		11,280	27	19	9	0
Pay	CPTFEMU	1.177	05/15/2026		4,900	(155)	(110)	0	(9)
Receive	CPTFEMU	1.385	12/15/2026		32,000	(311)	(263)	0	(46)
Receive	CPURNSA	2.018	08/19/2017	$	36,300	(1,089)	37	6	0
Receive	CPURNSA	2.026	11/23/2020		25,800	162	162	7	0
Receive	CPURNSA	2.021	11/25/2020		25,100	162	162	6	0
Receive	CPURNSA	2.500	07/15/2022		11,100	(937)	51	8	0
Pay	CPURNSA	1.800	09/12/2026		5,200	(246)	(193)	0	(11)
Receive	FRCPXTOB	0.890	11/15/2018	EUR	13,200	121	108	13	0
Pay	UKRPI	3.190	04/15/2030	GBP	4,700	(221)	44	0	(10)
Pay	UKRPI	3.350	05/15/2030		18,300	(233)	67	0	(33)
Pay	UKRPI	3.400	06/15/2030		37,400	(241)	(35)	0	(65)
Pay	UKRPI	3.325	08/15/2030		52,900	(1,650)	(1,136)	0	(145)
Pay	UKRPI	3.275	09/15/2030		11,300	(499)	42	0	(28)
Pay	UKRPI	3.140	04/15/2031		12,300	(1,260)	55	0	(40)
Pay	UKRPI	3.100	06/15/2031		31,400	(3,868)	(132)	0	(105)
Pay	UKRPI	3.140	07/15/2031		8,400	(978)	(126)	0	(29)
Pay	UKRPI	3.585	10/15/2046		8,800	(358)	139	12	0

						$27,970	$24,613	$642	$(6,095)

Total Swap Agreements						$24,771	$23,438	$642	$(6,150)

*	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $84,218 and cash of $16,950 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017			$30,658	AUD	42,593	$77	$0
	02/2017		AUD	42,593		$30,639	0	(76)
BOA	01/2017		SGD	22,119		15,681	409	0
	01/2017			$119,776	EUR	115,170	1,475	0
	02/2017		EUR	115,170		$119,943	0	(1,469)
	04/2017		DKK	118,043		17,909	1,111	0
BPS	01/2017		BRL	74,800		17,225	0	(5,758)
	01/2017		DKK	48,278		7,390	554	0
	01/2017		EUR	138,192		146,572	1,082	0
	01/2017		INR	577,545		8,544	53	0
	01/2017			$22,951	BRL	74,800	31	0
	02/2017		CNH	92,933		$13,555	404	0
	02/2017		JPY	1,310,000		12,511	1,282	0
	04/2017		BRL	57,400		16,319	0	(887)
	04/2017		DKK	122,455		18,707	1,280	0
	01/2018		BRL	37,910		10,500	0	(198)
BRC	01/2017		COP	6,958,082		2,342	33	0
	01/2017			$604	DKK	4,048	0	(31)
	01/2017			2,000	HUF	593,636	22	0
	01/2017			2,000	TRY	7,063	0	(4)
	01/2017			2,000	ZAR	28,233	50	0
	07/2017		DKK	20,200		$3,081	192	0
CBK	01/2017		BRL	17,929		5,396	0	(113)
	01/2017		DKK	14,090		2,069	74	0
	01/2017		EUR	904		939	0	(12)
	01/2017		JPY	8,210,000		79,683	9,407	0
	01/2017		RUB	122,270		2,000	16	0
	01/2017			$5,501	BRL	17,929	7	0
	01/2017			2,327	COP	7,046,410	11	0
	01/2017			471	MYR	1,961	0	(34)
	02/2017	†	EUR	782		$854	29	0
	02/2017	†	GBP	950		1,200	28	0
	02/2017		JPY	4,560,000		43,520	4,434	0
	02/2017		MXN	887,553		47,285	4,704	0
	02/2017		PLN	436		111	7	0
	02/2017			$16,946	AUD	21,988	0	(1,094)
DUB	01/2017		BRL	233,799		$64,780	0	(7,054)
	01/2017		INR	382,807		5,662	34	0
	01/2017			$71,388	BRL	233,799	592	(146)
	01/2017			2,000	ZAR	27,987	30	0
	01/2018		BRL	28,900		$8,009	0	(146)
FBF	01/2017		RUB	122,260		2,000	12	0
	01/2017			$15,370	JPY	1,749,400	0	(401)
	02/2017			17,865	MXN	375,345	157	(14)
	02/2017			5,735	RUB	355,670	0	(4)
GLM	01/2017		BRL	151,300		$35,397	0	(11,090)
	01/2017		DKK	99,825		14,150	45	(29)
	01/2017		GBP	201,823		251,471	2,726	0
	01/2017			$46,424	BRL	151,300	63	0
	01/2017			2,626	GBP	2,108	0	(28)
	01/2017			23,713	JPY	2,683,600	0	(750)
	02/2017		HUF	59,087		$214	13	0
	02/2017			$1,135	MXN	23,233	0	(20)
	02/2017			10,823	RUB	692,419	333	0
HUS	01/2017		AUD	42,593		$31,708	973	0
	01/2017		DKK	10,039		1,510	89	0
	01/2017		TWD	64,624		2,000	6	0
	01/2017			$2,914	DKK	19,375	0	(171)
	01/2017			152	SGD	213	0	(6)
	02/2017	†	CAD	214		$163	4	0
	10/2017		DKK	219,533		33,593	2,026	0
IND	01/2017		NZD	80,855		57,770	1,602	0
	04/2017		BRL	82,800		23,705	0	(1,115)
JPM	01/2017			145,300		34,760	0	(9,883)
	01/2017		CNH	22,259		3,210	21	0
	01/2017		DKK	34,200		4,939	122	(25)
	01/2017		GBP	14,311		18,224	586	0
	01/2017		IDR	54,040,000		4,000	6	0
	01/2017			$43,574	BRL	145,300	1,069	0
	01/2017			11,949	EUR	11,122	0	(240)
	01/2017			1,156	GBP	934	0	(5)
	01/2017			2,000	HUF	589,088	7	0
	01/2017			13,135	JPY	1,543,985	77	0
	01/2017			2,000	TRY	7,093	2	0
	02/2017	†	CAD	157		$120	3	0
	02/2017		DKK	133,136		18,907	25	0
	02/2017		JPY	7,333,985		68,331	5,537	(81)
	02/2017			$101	MXN	2,113	0	0
	02/2017			123	RUB	8,177	8	0
	04/2017		BRL	381,000		$109,786	0	(4,421)
	10/2017		DKK	20,770		3,183	197	0
	01/2018		BRL	35,590		9,838	0	(205)
MSB	01/2017			17,265		5,194	0	(110)
	01/2017		TWD	64,640		2,000	5	0
	01/2017			$5,297	BRL	17,265	7	0
NAB	01/2017			15,892	GBP	12,670	0	(276)
NGF	01/2017		BRL	145,110		$44,525	0	(60)
	01/2017			$44,356	BRL	145,110	248	(19)
	01/2018		BRL	355,700		$99,789	0	(586)
SCX	01/2017			62,810		19,187	0	(111)
	01/2017		CAD	10,237		7,589	0	(36)
	01/2017		CNH	180,967		26,263	335	0
	01/2017		JPY	8,115,185		72,623	3,182	0
	01/2017			$19,182	BRL	62,810	116	0
	01/2017			1,157	GBP	909	0	(37)
	02/2017		MXN	37,100		$1,807	25	0
	02/2017			$19,017	BRL	62,810	123	0
	02/2017			18,813	MXN	359,569	0	(1,563)
SOG	01/2017			30,139	CNH	203,225	0	(1,022)
	01/2017			252,273	GBP	204,624	0	(75)
	02/2017		GBP	204,624		$252,445	69	0
TOR	01/2017		BRL	110,778		26,920	0	(7,116)
	01/2017			$32,658	BRL	110,778	1,378	0
	01/2017			7,595	CAD	10,237	29	0
	02/2017		CAD	10,237		$7,598	0	(29)
	02/2017	†		$7,373	CAD	9,871	0	(18)
UAG	01/2017		DKK	158,680		$24,250	1,782	0
	01/2017		GBP	5,111		6,265	0	(35)
	01/2017		KRW	209,747		176	2	0
	01/2017		MYR	1,734		387	1	0
	01/2017			$13,832	EUR	12,804	0	(352)
	01/2017			32,748	INR	2,210,668	0	(248)
	01/2017			18,781	JPY	2,138,200	0	(485)
	01/2017			185	KRW	209,747	0	(11)
	02/2017		CNH	665,844		$97,839	3,616	0
	03/2017			$176	KRW	209,747	0	(2)
	03/2017			386	MYR	1,734	0	(1)

Total Forward Foreign Currency Contracts							$54,055	$(57,702)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380%	06/19/2017	$16,800	$8	$26
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	11,500	1,149	420
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	11,500	1,149	1,804
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	21,500	1,466	1,724
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	705,400	318	12
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	462,500	227	312
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	339,800	181	169
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	119,700	1,365	4,121
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	158,100	1,834	5,177
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	30,700	2,824	3,240
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	8,700	870	933
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	8,700	912	964
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	65,700	6,197	7,611
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	28,500	2,851	1,040
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	28,500	2,851	4,471
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	751,700	380	219
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	11,000	129	360

							$24,711	$32,603

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$265,400	$3,716	$1,263
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	264,500	3,676	1,259

						$7,392	$2,522

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC WTI Crude December Futures †	$66.000	12/31/2017	$24	$46	$24
JPM	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	24	40	25

					$86	$49

Total Purchased Options					$32,189	$35,174

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	6,400	$(11)	$(2)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		26,300	(58)	(20)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		27,300	(53)	(5)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		16,500	(30)	(2)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		6,200	(11)	(2)
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017		$70,000	(193)	(162)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	8,700	(16)	(1)

							$(372)	$(194)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$ 1.297	01/27/2017	GBP	48,280	$(389)	$(33)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$(6)
	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		18,900	(163)	(18)
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	(4)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	(1)
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,428)	(437)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	(13)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(786)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(356)

							$(7,954)	$(1,621)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$107,800	$(1,518)	$(2,291)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	15,400	(110)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	15,400	(123)	(161)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	142,700	(2,831)	(3,825)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	40,500	(870)	(1,120)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	40,500	(913)	(1,146)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	310,300	(6,221)	(9,242)
RYL	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Receive	1.800	11/07/2017	65,600	(571)	(140)
	Put - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Pay	2.600	11/07/2017	65,600	(571)	(1,348)

							$(13,728)	$(19,281)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor*	0.943%	3-Month USD-LIBOR	12/06/2019	$530,800	$(3,715)	$(566)
NGF	Call - OTC 2-Year Interest Rate Floor*	0.943	3-Month USD-LIBOR	12/06/2019	529,000	(3,680)	(564)

						$(7,395)	$(1,130)

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC Heating Oil December Futures †	$200.000	12/31/2017	$1,008	$(61)	$(45)
JPM	Call - OTC Heating Oil December Futures †	200.000	12/31/2017	1,008	(55)	(45)

					$(116)	$(90)

Total Written Options					$(29,954)	$(22,349)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	ACSF7 †	$4.921	01/31/2017	10,000	$0	$(23)	$0	$(23)
	Pay	ACSG7 †	4.896	02/28/2017	10,000	0	(5)	0	(5)
	Receive	EURMARGIN 1Q17 †	4.800	03/31/2017	24,900	(9)	69	60	0
	Pay	EURMARGIN 1Q17 †	5.540	03/31/2017	43,500	(44)	(29)	0	(73)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	43,500	19	43	62	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	57,600	0	62	62	0
	Pay	EURSIMP 1Q17 †	2.100	03/31/2017	14,100	0	(19)	0	(19)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	14,100	0	18	18	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	78,000	0	157	157	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	84,000	0	(187)	0	(187)
	Pay	Natural Gas †	2.713	01/31/2017	22,000	0	(2)	0	(2)
	Pay	Natural Gas †	2.634	02/28/2017	20,900	(1)	5	4	0
	Pay	OREXIO 1Q17 †	72.750	03/31/2017	13	0	0	0	0
	Receive	OREXIO 2Q17 †	44.800	06/30/2017	1,500	0	32	32	0
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	9,900	0	(2)	0	(2)
	Receive	OREXIO 4Q17 †	59.500	12/31/2017	1,800	0	(3)	0	(3)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	34,100	114	(455)	0	(341)
GST	Pay	GOLDLNPM †	1,365.100	07/05/2017	9,000	1,540	320	1,860	0
	Receive	OREXIO 1Q17 †	45.750	03/31/2017	22,131	(4)	591	587	0
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	1,800	0	(3)	0	(3)
	Pay	PLATGOLD F7 †	233.500	01/06/2017	600	0	9	9	0
	Receive	PLATGOLD N7 †	232.800	07/05/2017	15,200	0	(233)	0	(233)
	Receive	PLTMLNPM †	1,106.500	07/05/2017	9,000	(1,322)	(445)	0	(1,767)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	22,800	0	28	28	0
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	0	0	0	0	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	60,000	0	97	97	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	402,000	(120)	551	431	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	72,000	1	129	130	0
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(48)	0	(48)
	Pay	OREXIO 1Q17 †	68.850	03/31/2017	6,000	0	(21)	0	(21)
	Pay	OREXIO 1Q17 †	73.750	03/31/2017	12,750	0	18	18	0
	Pay	OREXIO 1Q17 †	76.200	03/31/2017	3,369	0	13	13	0
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	12,600	0	260	260	0
MAC	Receive	CUAC 4Q17 †	36.800	12/31/2017	882,000	1	56	57	0
	Pay	EURMARGIN 1Q17 †	5.720	03/31/2017	58,500	(38)	(50)	0	(88)
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	28,800	13	31	44	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	12,000	(13)	(14)	0	(27)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	9,000	0	23	23	0
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	15,600	0	12	12	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	48,900	19	14	33	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	82,800	0	94	94	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	48,000	0	54	54	0
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	36,000	0	72	72	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	24,000	0	43	43	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	12,000	0	20	20	0

						$156	$1,282	$4,280	$(2,842)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Brazil Government International Bond	1.000%	06/20/2021	2.514%	$2,500	$(198)	$42	$0	$(156)
	Mexico Government International Bond	1.000	06/20/2021	1.407	3,500	(78)	19	0	(59)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514	2,000	(157)	32	0	(125)
	Italy Government International Bond	1.000	03/20/2019	0.981	7,100	(59)	65	6	0
FBF	Brazil Government International Bond	1.000	06/20/2021	2.514	4,000	(257)	8	0	(249)
HUS	Brazil Government International Bond	1.000	06/20/2021	2.514	3,100	(200)	7	0	(193)
	Mexico Government International Bond	1.000	06/20/2021	1.407	5,500	(121)	28	0	(93)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.514	3,600	(234)	9	0	(225)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622	4,600	(258)	139	0	(119)

						$(1,562)	$349	$6	$(1,219)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017		$6,680	$0	$(10)	$0	$(10)
	Receive	CPURNSA	1.715	04/15/2017		144,880	0	835	835	0
	Receive	CPURNSA	1.010	10/16/2017		21,300	0	264	264	0
	Receive	CPURNSA	1.580	05/23/2018		99,000	0	727	727	0
	Receive	CPURNSA	1.565	06/07/2018		10,300	0	79	79	0
	Pay	UKRPI	3.430	06/15/2030	GBP	4,400	1	4	5	0
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	7,400	0	6	6	0
CBK	Pay	CPTFEMU	1.177	05/15/2026		5,600	0	(177)	0	(177)
DUB	Receive	CPURNSA	1.725	03/04/2019		$4,425	0	11	11	0
GLM	Receive	CPURNSA	2.415	02/12/2017		72,600	63	(3,752)	0	(3,689)
	Receive	CPURNSA	2.175	10/01/2018		20,900	41	(792)	0	(751)
	Receive	CPURNSA	2.205	10/11/2018		40,400	0	(1,513)	0	(1,513)
	Pay	UKRPI	3.400	06/15/2030	GBP	5,900	18	(56)	0	(38)
	Pay	UKRPI	3.325	08/15/2030		35,090	(84)	(1,010)	0	(1,094)
	Receive	UKRPI	3.145	05/15/2046		5,130	87	1,171	1,258	0
	Receive	UKRPI	3.120	06/15/2046		2,040	0	558	558	0
JPM	Receive	CPURNSA	1.550	07/26/2021		$17,400	0	541	541	0
	Receive	CPURNSA	1.602	09/12/2021		13,900	0	383	383	0
	Pay	CPURNSA	1.730	07/26/2026		17,400	0	(948)	0	(948)
	Pay	CPURNSA	1.762	08/30/2026		2,400	0	(120)	0	(120)
	Pay	CPURNSA	1.801	09/12/2026		13,900	0	(656)	0	(656)
	Pay	CPURNSA	1.805	09/12/2026		12,400	0	(581)	0	(581)
	Pay	CPURNSA	1.780	09/15/2026		15,800	(16)	(767)	0	(783)
MYC	Pay	CPURNSA	1.787	07/18/2026		34,900	0	(1,722)	0	(1,722)
	Pay	CPURNSA	1.810	07/19/2026		29,700	0	(1,398)	0	(1,398)
	Pay	CPURNSA	1.800	07/20/2026		24,200	0	(1,161)	0	(1,161)
	Pay	CPURNSA	1.805	09/20/2026		5,600	0	(267)	0	(267)
RYL	Pay	CPTFEMU	1.385	12/15/2026	EUR	6,600	(32)	(32)	0	(64)
	Receive	CPURNSA	2.250	07/15/2017		$18,300	65	(1,018)	0	(953)
	Receive	CPURNSA	1.127	11/02/2017		25,400	0	304	304	0
	Pay	FRCPXTOB	1.140	08/15/2026	EUR	16,300	0	(694)	0	(694)
	Pay	UKRPI	3.140	07/15/2031	GBP	3,200	0	(373)	0	(373)
UAG	Pay	UKRPI	3.320	05/15/2030		25,100	0	(508)	0	(508)

							$143	$(12,672)	$4,971	$(17,500)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	1,073,957	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	$188,512	$0	$1,464	$1,464	$0
BPS	Receive	BCOMF1T Index †	495,518	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	169,273	0	1,197	1,197	0
	Receive	BCOMTR Index †	3,966,102	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	696,173	0	5,412	5,412	0
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	245,347	0	1,905	1,905	0
	Pay	SPGCINP Index †	214,055	(0.100)%	02/15/2017	37,082	0	1,956	1,956	0
CBK	Receive	BCOMTR Index †	3,389,596	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	594,978	0	4,625	4,625	0
	Receive	BCOMTR11A Index †	690,799	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	176,237	0	1,230	1,230	0
	Receive	BCOMTR2 Index †	2,795,335	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	536,391	0	4,145	4,145	0
	Receive	CVICXMB2 Index †	441,406	0.100%	02/15/2017	46,773	0	(7)	0	(7)
	Receive	CVICXMB3 Index †	411,324	0.100%	02/15/2017	48,175	0	(72)	0	(72)
CIB	Receive	BCOMTR Index †	369,575	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	64,872	0	504	504	0
FBF	Receive	BCOMTR Index †	2,105,457	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	369,572	0	2,876	2,876	0
	Receive	CSCU115E Index †	97,786	0.100%	02/15/2017	36,235	0	(1,249)	0	(1,249)
	Pay	CSMFHGER Index †	145,122	0.000%	02/15/2017	36,251	0	1,324	1,324	0
GST	Receive	BCOMTR Index †	2,751,579	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	483,022	0	3,753	3,753	0
	Receive	BCOMTR1 Index †	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	232,685	0	1,807	1,807	0
	Receive	BCOMTR11A Index †	2,093,927	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	491,770	0	3,941	3,941	0
	Receive	BCOMTR2 Index †	1,055,596	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	187,646	0	1,450	1,450	0
	Pay	SPGCINP Index †	126,686	(0.100)%	08/15/2017	21,946	0	1,158	1,158	0
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	43,124	0	(636)	0	(636)
	Receive	BCOMLC5 Index †	405,366	0.000%	02/15/2017	49,113	0	705	705	0
	Pay	BCOMLH3 Index †	243,186	0.000%	02/15/2017	28,438	0	376	376	0
	Receive	BCOMLH5 Index †	193,071	0.000%	02/15/2017	34,169	0	(653)	0	(653)
	Receive	BCOMTR Index †	498,741	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	87,544	0	680	680	0
	Receive	JMABCTNE Index †	370,900	0.150%	02/15/2017	41,736	0	(15)	0	(15)
	Receive	JMABDEWE Index †	86,094	0.300%	02/15/2017	89,469	0	(993)	0	(993)
	Receive	JMABNICP Index †	269,728	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	124,806	0	(428)	0	(428)
	Pay	SPGCINP Index †	4,930	(0.050)%	02/15/2017	854	0	45	45	0
MAC	Receive	BCOMTR1 Index †	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	114,612	0	891	891	0
	Receive	BCOMTR2 Index †	3,468,730	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	324,802	0	2,513	2,513	0
MEI	Receive	BCOMTR1 Index †	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	56,933	0	443	443	0
	Receive	BCOMTR2 Index †	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	378,593	0	2,960	2,960	0
MYC	Receive	BCOMTR Index †	1,473,281	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	258,606	0	2,011	2,011	0
	Receive	BCOMTR1 Index †	1,880,818	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	365,622	0	2,838	2,838	0
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	105,557	0	820	820	0
SOG	Receive	BCOMTR Index †	279,509	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	49,062	0	381	381	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	213,101	0	1,648	1,648	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	6,144	0	48	48	0

							$0	$51,053	$55,106	$(4,053)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	GOLDLNPM Index †	3.901%	05/04/2017	$6,850	$0	$104	$104	$0
	Pay	GOLDLNPM Index †	4.000	05/08/2017	3,300	0	53	53	0
	Pay	GOLDLNPM Index †	7.981	04/22/2020	14,078	0	380	380	0
	Pay	GOLDLNPM Index †	8.585	04/27/2020	17,746	0	580	580	0
	Pay	GOLDLNPM Index †	8.703	04/28/2020	10,000	0	338	338	0
	Pay	GOLDLNPM Index †	7.023	07/29/2020	16,068	0	452	452	0
JPM	Pay	GOLDLNPM Index †	10.890	04/29/2020	7,424	0	406	406	0
	Pay	GOLDLNPM Index †	11.156	05/07/2020	13,922	0	795	795	0
	Pay	GOLDLNPM Index †	9.000	07/24/2020	8,000	0	282	282	0

						$0	$3,390	$3,390	$0

Total Swap Agreements						$(1,263)	$43,402	$67,753	$(25,614)

(j)	Securities with an aggregate market value of $39,888 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$95	$0	$95
Corporate Bonds & Notes
Banking & Finance	0	296,536	0	296,536
Industrials	0	35,646	0	35,646
Utilities	0	21,028	0	21,028
U.S. Government Agencies	0	290,895	0	290,895
U.S. Treasury Obligations	0	6,092,246	0	6,092,246
Non-Agency Mortgage-Backed Securities	0	164,545	0	164,545
Asset-Backed Securities	0	69,821	0	69,821
Sovereign Issues	0	699,152	0	699,152
Short-Term Instruments
Certificates of Deposit	0	57,883	0	57,883
Repurchase Agreements	0	238,547	0	238,547
Japan Treasury Bills	0	170,043	0	170,043
Mexico Treasury Bills	0	1,796	0	1,796
U.S. Treasury Bills	0	41,120	0	41,120
	$0	$8,179,353	$0	$8,179,353

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$211,626	$0	$0	$211,626

Total Investments	$211,626	$8,179,353	$0	$8,390,979

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,167)	$0	$(44,167)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,160	642	0	7,802
Over the counter	0	156,929	53	156,982
	$7,160	$157,571	$53	$164,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,240)	(6,150)	0	(11,390)
Over the counter	0	(105,573)	(92)	(105,665)

	$(5,240)	$(111,723)	$(92)	$(117,055)

Total Financial Derivative Instruments	$1,920	$45,848	$(39)	$47,729

Totals	$213,546	$8,181,034	$(39)	$8,394,541

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.0%
BANK LOAN OBLIGATIONS 5.5%
AABS Ltd.
4.875% due 01/10/2038		$1,431	$1,428
Ancestry.com Operations, Inc.
5.250% due 10/19/2023		3,950	3,983
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (f)		1,978	2,014
Community Health Systems, Inc.
3.750% due 12/31/2019		2,089	2,029
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		5,350	5,391
Gardner Denver, Inc.
4.568% due 07/30/2020		2,935	2,909
Lightstone Generation LLC
6.500% due 11/22/2023		1,950	1,979
Serta Simmons Bedding LLC
4.500% due 11/08/2023		1,550	1,566
TEX Operations Co. LLC
5.000% due 08/04/2023		940	950

Total Bank Loan Obligations (Cost $21,921)			22,249

CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 14.2%
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,575	1,547
Aviation Loan Trust
3.073% due 12/15/2022		2,537	2,297
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	800	805
Banco do Brasil S.A.
9.000% due 06/18/2024 (e)		$650	614
Blackstone CQP Holdco LP
9.296% due 03/19/2019		4,151	4,188
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,600	1,709
7.875% due 10/15/2019		600	665
Deutsche Bank AG
1.350% due 05/30/2017		500	499
4.250% due 10/14/2021		900	904
Exeter Finance Corp.
9.750% due 05/20/2019		4,200	3,989
FBM Finance, Inc.
8.250% due 08/15/2021		1,100	1,166
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,055
Jefferies Finance LLC
6.875% due 04/15/2022		450	436
7.375% due 04/01/2020		2,540	2,553
7.500% due 04/15/2021		800	795
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (f)		14,250	14,111
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,500	1,569
PHH Corp.
6.375% due 08/15/2021		3,991	4,011
Pinnacol Assurance
8.625% due 06/25/2034 (f)		3,000	2,999
Rio Oil Finance Trust
9.250% due 07/06/2024		459	434
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	475
8.625% due 08/15/2021 (e)		1,350	1,380
Springleaf Finance Corp.
5.250% due 12/15/2019		1,000	1,010
6.000% due 06/01/2020		1,500	1,526
8.250% due 12/15/2020		800	872
Stearns Holdings LLC
9.375% due 08/15/2020		3,750	3,769
TIG FinCo PLC
8.500% due 03/02/2020	GBP	837	1,062
8.750% due 04/02/2020		505	577

			57,017

INDUSTRIALS 10.6%
Aleris International, Inc.
9.500% due 04/01/2021		$535	576
Alliance Data Systems Corp.
5.375% due 08/01/2022		2,200	2,134
5.875% due 11/01/2021		900	916
Associated Materials LLC
9.000% due 01/01/2024		700	704
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,350	1,382
CPG Merger Sub LLC
8.000% due 10/01/2021		5,765	5,967
Dynegy, Inc.
6.750% due 11/01/2019		100	102
8.000% due 01/15/2025		650	609
Endo Finance LLC
5.375% due 01/15/2023		50	43
6.000% due 07/15/2023		2,350	2,074
6.500% due 02/01/2025		1,050	879
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,400	2,160
Kinetic Concepts, Inc.
9.625% due 10/01/2021		1,000	1,063
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		200	188
Petroleos Mexicanos
4.607% due 03/11/2022		300	310
5.375% due 03/13/2022		500	513
8.000% due 05/03/2019		700	770
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,000	1,036
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	821
Rockies Express Pipeline LLC
5.625% due 04/15/2020		800	846
SiTV LLC
10.375% due 07/01/2019		350	215
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		1,280	1,277
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,452
Tenet Healthcare Corp.
8.000% due 08/01/2020		1,000	988
Triumph Group, Inc.
5.250% due 06/01/2022		2,200	2,062
UPCB Finance Ltd.
5.375% due 01/15/2025		2,000	2,025
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		1,400	1,190
6.750% due 08/15/2018		2,175	2,072
Virgin Media Secured Finance PLC
5.500% due 08/15/2026		2,400	2,400
Wynn Las Vegas LLC
5.500% due 03/01/2025		2,000	1,989
Wynn Macau Ltd.
5.250% due 10/15/2021		1,675	1,696
Ziggo Secured Finance BV
3.750% due 01/15/2025	EUR	300	321
5.500% due 01/15/2027		$1,750	1,710

			42,490

UTILITIES 1.6%
Enable Midstream Partners LP
3.900% due 05/15/2024		2,815	2,671
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		2,350	846
7.000% due 04/15/2018 ^		525	189
Petrobras Global Finance BV
8.375% due 05/23/2021		200	216
Sprint Capital Corp.
6.900% due 05/01/2019		1,000	1,061

Sprint Communications, Inc.
8.375% due 08/15/2017		1,100	1,143

			6,126

Total Corporate Bonds & Notes (Cost $106,795)			105,633

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		315	315

Total Municipal Bonds & Notes (Cost $290)			315

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.992% due 11/25/2055		395	224

Total U.S. Government Agencies (Cost $236)			224

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)		6,453	5,412
2.500% due 02/15/2046		5,181	4,594
2.500% due 05/15/2046		4,051	3,591
3.125% due 08/15/2044		4,200	4,243
U.S. Treasury Notes
1.125% due 06/30/2021		14,600	14,120
1.625% due 07/31/2020 (j)(k)(m)		16,300	16,280

Total U.S. Treasury Obligations (Cost $51,081)			48,240

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
American Home Mortgage Investment Trust
3.043% due 11/25/2045 ^		88	67
Banc of America Alternative Loan Trust
15.277% due 09/25/2035 ^		1,243	1,370
Banc of America Funding Trust
3.277% due 09/20/2047 ^		1,462	1,104
7.000% due 10/25/2037 ^		358	219
BCAP LLC Trust
0.976% due 05/25/2047 ^		498	408
1.084% due 05/26/2035		41	39
Bear Stearns ALT-A Trust
2.684% due 04/25/2037		686	583
Bear Stearns Asset-Backed Securities Trust
1.106% due 12/25/2035 ^		645	421
Berica ABS SRL
0.019% due 12/31/2055	EUR	311	326
Berica Residential MBS SRL
0.066% due 03/31/2048		166	173
Chase Mortgage Finance Trust
3.085% due 09/25/2036 ^		$242	219
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		127	132
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		219	219
Countrywide Alternative Loan Trust
0.894% due 11/25/2035		239	198
0.916% due 12/25/2046 ^		1,031	961
0.929% due 09/20/2046		519	382
0.934% due 12/20/2046 ^		1,772	1,290
0.946% due 07/25/2046 ^		419	403
0.946% due 09/25/2046 ^		923	714
1.056% due 06/25/2035 ^		852	680
1.156% due 04/25/2035 ^		715	577
2.056% due 10/25/2035 ^		426	356
5.750% due 07/25/2035 ^		246	218
6.000% due 08/25/2036 ^		540	473
6.000% due 05/25/2037 ^		1,339	1,063
Countrywide Home Loan Mortgage Pass-Through Trust
3.075% due 09/25/2037 ^		1,120	957
5.750% due 07/25/2037 ^		263	250
6.000% due 10/25/2034		20	21
Credit Suisse Mortgage Capital Certificates
2.448% due 12/29/2037		7,410	5,140
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,208	911
Deutsche ALT-A Securities, Inc.
0.856% due 08/25/2037 ^		1,415	1,158
0.906% due 02/25/2047		4,052	2,873
First Horizon Alternative Mortgage Securities Trust
2.638% due 08/25/2035 ^		281	242
6.000% due 05/25/2036 ^		14	11

GSMSC Resecuritization Trust
0.754% due 08/26/2033	2,618	2,515
Impac Secured Assets Trust
0.906% due 11/25/2036	1,756	1,384
IndyMac Mortgage Loan Trust
1.006% due 02/25/2037	500	331
3.031% due 11/25/2035 ^	702	585
3.280% due 05/25/2037 ^	408	338
6.250% due 11/25/2037 ^	417	335
JPMorgan Alternative Loan Trust
2.959% due 11/25/2036 ^	671	628
MASTR Adjustable Rate Mortgages Trust
5.130% due 11/25/2034	455	443
Merrill Lynch Alternative Note Asset Trust
0.866% due 03/25/2037	2,727	1,161
Morgan Stanley Mortgage Loan Trust
3.253% due 11/25/2037	710	599
Residential Accredit Loans, Inc. Trust
0.946% due 07/25/2036	1,179	977
1.106% due 08/25/2035 ^	1,255	920
3.496% due 07/25/2035	91	84
4.038% due 12/26/2034 ^	681	537
4.275% due 09/25/2035 ^	66	55
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	49	47
Structured Asset Mortgage Investments Trust
0.976% due 05/25/2036	921	714
1.967% due 12/25/2035 ^	1,105	882
Structured Asset Securities Corp. Trust
1.106% due 02/25/2035	286	272
WaMu Mortgage Pass-Through Certificates Trust
1.723% due 07/25/2047 ^	143	110
2.658% due 12/25/2036 ^	291	254
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 11/25/2046	1,207	876

Total Non-Agency Mortgage-Backed Securities (Cost $36,278)		38,205

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust
1.306% due 12/25/2045 ^	1,000	647
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.986% due 01/25/2036	692	598
Asset-Backed Funding Certificates Trust
1.756% due 06/25/2037	561	424
1.806% due 03/25/2034	1,401	1,300
Bear Stearns Asset-Backed Securities Trust
0.926% due 05/25/2036 ^	1,722	1,729
2.556% due 07/25/2034	1,074	1,006
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036	1,611	1,001
Countrywide Asset-Backed Certificates
2.984% due 01/25/2034 ^	636	464
Credit-Based Asset Servicing and Securitization LLC
1.326% due 07/25/2036	1,700	1,614
GSAMP Trust
0.876% due 12/25/2036	616	336
0.986% due 12/25/2046	584	362
HSI Asset Securitization Corp. Trust
1.146% due 11/25/2035	1,600	1,189
Long Beach Mortgage Loan Trust
3.531% due 07/25/2033	1,473	1,444
MASTR Asset-Backed Securities Trust
0.866% due 08/25/2036	752	386
0.906% due 08/25/2036	1,701	880
Merrill Lynch Mortgage Investors Trust
0.866% due 08/25/2037	2,422	1,552
0.936% due 03/25/2037	410	410
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037	4,748	2,518
0.906% due 06/25/2036	1,129	981
0.906% due 10/25/2036	2,476	1,551
0.906% due 12/25/2036	147	94
0.986% due 09/25/2036	1,051	589
2.006% due 07/25/2037	800	560
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,627	931
New Century Home Equity Loan Trust
3.756% due 01/25/2033 ^	169	147
People’s Financial Realty Mortgage Securities Trust
0.896% due 09/25/2036	4,456	1,882
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^	2,127	1,036
Residential Asset Mortgage Products Trust
0.814% due 12/25/2035	1,951	1,448

Residential Asset Securities Corp. Trust
1.464% due 08/25/2034	482	388
Saxon Asset Securities Trust
1.731% due 12/26/2034	1,006	799
Securitized Asset-Backed Receivables LLC Trust
1.006% due 03/25/2036	1,788	1,089
1.006% due 05/25/2036	1,163	709
SG Mortgage Securities Trust
0.936% due 02/25/2036	1,493	843
Structured Asset Investment Loan Trust
1.731% due 01/25/2035	2,639	1,982
1.881% due 01/25/2035	1,024	254
2.136% due 04/25/2033	40	34
2.331% due 01/25/2035	1,102	142
2.481% due 01/25/2035 ^	1,415	46
VOLT LLC
4.250% due 03/26/2046	3,098	3,127

Total Asset-Backed Securities (Cost $34,113)		36,492

	SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.5%
MGM Resorts International (b)(j)	21,937	632
Walt Disney Co. (j)	7,164	747
Wynn Macau Ltd.	180,800	288
Wynn Resorts Ltd.	2,759	239

		1,906

ENERGY 0.1%
BP PLC ADR	11,890	444

FINANCIALS 0.2%
Ally Financial, Inc.	11,600	221
Banco do Brasil S.A.	52,400	452
Itau Unibanco Holding S.A. SP - ADR ‘H’	37,860	389

		1,062

HEALTH CARE 0.1%
Pfizer, Inc. (j)	10,502	341

Total Common Stocks (Cost $4,061)		3,753

SHORT-TERM INSTRUMENTS 9.4%
REPURCHASE AGREEMENTS (g) 7.4%		29,494

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 2.0%
Federal Home Loan Bank
0.497% due 01/05/2017 (c)(d)	$1,800	1,800
0.502% due 01/20/2017 (c)(d)	3,000	2,999
0.507% due 01/18/2017 (c)(d)	2,300	2,300
0.528% due 02/01/2017 (c)(d)	1,000	1,000

		8,099

Total Short-Term Instruments (Cost $37,592)		37,593

Total Investments in Securities (Cost $292,367)		292,704

	SHARES
INVESTMENTS IN AFFILIATES 28.2%
SHORT-TERM INSTRUMENTS 28.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.2%
PIMCO Short-Term Floating NAV Portfolio III	11,413,800	112,825

Total Short-Term Instruments (Cost $112,837)	112,825

Total Investments in Affiliates (Cost $112,837)	112,825

Total Investments 101.2% (Cost $405,204)	$405,529
Financial Derivative Instruments (i)(l) 0.3% (Cost or Premiums, net $(1,288))	1,271
Other Assets and Liabilities, net (1.5)%	(6,061)

Net Assets 100.0%	$400,739

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,978	$2,014	0.50%
KGH Intermediate Holdco LLC	12.000	08/08/2019	08/07/2014	14,086	14,111	3.52
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	2,999	0.75

				$19,064	$19,124	4.77%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.250%	12/30/2016	01/20/2017	$1,947	Caterpillar, Inc. 3.900% due 05/27/2021	$(1,957)	$1,947	$1,947
JPS	0.400	12/30/2016	01/03/2017	5,100	U.S. Treasury Bonds 2.500% due 02/15/2046	(5,251)	5,100	5,100
MBC	0.600	12/30/2016	01/03/2017	20,500	U.S. Treasury Notes 1.375% due 01/31/2021	(21,174)	20,500	20,502
RDR	0.300	12/23/2016	01/06/2017	1,947	Caterpillar, Inc. 3.900% due 05/27/2021	(1,957)	1,947	1,947

Total Repurchase Agreements						$(30,339)	$29,494	$29,496

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	(2.000)%	12/30/2016	01/03/2017	$(5,063)	$(5,061)

Total Reverse Repurchase Agreements					$(5,061)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(4,900) at a weighted average interest rate of (0.013)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Caterpillar, Inc.	3.900%	05/27/2021	$3,700	$(4,064)	$(3,951)

Total Short Sales				$(4,064)	$(3,951)

(3)	Payable for short sales includes $51 of accrued interest.

(h)	Securities with an aggregate market value of $5,032 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	250	$744	$551

Total Purchased Options				$744	$551

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	8	$(3)	$(1)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	8	(2)	0

				$(5)	$(1)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	250	$(826)	$(505)

Total Written Options				$(831)	$(506)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	390	$(76)	$0	$(10)
Australia Government 10-Year Bond March Futures	Long	03/2017	302	138	196	0
E-mini S&P 500 Index March Futures	Short	03/2017	37	12	17	0
Euro STOXX 50 March Futures	Short	03/2017	132	(156)	10	(22)
Mini MSCI Emerging Markets Index March Futures	Long	03/2017	48	(52)	0	(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	673	(338)	231	0

Total Futures Contracts				$(472)	$454	$(46)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
ArcelorMittal	5.000%	12/20/2021	2.775%	EUR	1,600	$(179)	$(9)	$0	$(1)
Caterpillar, Inc.	1.000	06/20/2021	0.526		$2,925	(61)	(14)	1	0
Darden Restaurants, Inc.	1.000	06/20/2021	0.603		2,950	(52)	(14)	1	0
EI du Pont de Nemours & Co.	1.000	12/20/2020	0.381		2,500	(61)	(2)	0	(1)
Halliburton Co.	1.000	06/20/2021	0.664		3,050	(45)	(16)	1	0
Navient Corp.	5.000	12/20/2021	3.595		1,700	108	115	2	0
Sprint Communications, Inc.	5.000	12/20/2017	0.788		2,450	105	15	2	0
Sprint Communications, Inc.	5.000	06/20/2020	2.601		1,000	80	36	0	0
Vodafone Group PLC	1.000	06/20/2021	0.780	EUR	2,650	(28)	2	1	0

						$(133)	$113	$8	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	12/20/2021	EUR	3,200	$(47)	$(1)	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month NZD-BBR	3.000%	03/21/2022	NZD	14,100	$(60)	$(59)	$57	$0
Pay	3-Month NZD-BBR	5.000	12/17/2024		6,100	493	109	42	0
Pay	3-Month NZD-BBR	3.000	12/16/2026		10,900	(309)	(511)	92	0
Receive *	3-Month USD-LIBOR	2.910	08/20/2019	$	41,500	(360)	(210)	0	(9)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		87,500	(863)	(561)	0	(33)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		38,600	(258)	977	0	(25)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		6,600	(70)	(48)	0	(20)
Receive	3-Month USD-LIBOR	2.335	08/24/2025		4,900	(52)	(37)	0	(15)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,100	26	330	0	(19)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		59,000	3,126	3,972	0	(197)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		700	58	(2)	0	(2)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,400	119	424	0	(37)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		8,000	660	1,310	0	(67)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	8,700	(210)	(158)	34	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		7,200	430	104	0	(53)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		200	(20)	(16)	0	(4)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	1,100	1	0	0	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021	MXN	100,300	(371)	(393)	12	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		147,500	(240)	(81)	20	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		3,900	(14)	(22)	1	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		21,700	(107)	(107)	4	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		19,300	(96)	(96)	4	0
Pay	28-Day MXN-TIIE	5.925	08/04/2023		1,000	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		1,000	(5)	(5)	0	0

						$1,873	$4,915	$266	$(481)

Total Swap Agreements						$1,693	$5,027	$274	$(483)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $2,120 and cash of $3 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $10,145 and cash of $3,537 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	NZD	375		$264	$3	$0
BOA	01/2017	KRW	2,682,947		2,282	60	0
	01/2017		$1,897	INR	128,996	0	(1)
	01/2017		4,922	SGD	7,113	0	(10)
	02/2017		1,341	MXN	27,437	0	(25)
	02/2017		1,488	RUB	92,970	10	0
	03/2017	SGD	7,113		$4,921	10	0
BPS	01/2017	BRL	3,610		1,108	0	(1)
	01/2017		$1,066	BRL	3,610	43	0
	01/2017		1,769	JPY	200,900	0	(50)
BRC	02/2017		1,184	MXN	24,300	0	(18)
CBK	01/2017	EUR	193		$205	1	0
	01/2017	NZD	965		683	13	0
	02/2017	GBP	474		599	14	0
DUB	02/2017		$1,718	MXN	32,956	0	(137)
FBF	02/2017		1,315	RUB	82,261	10	0
GLM	01/2017		7,521	CNH	52,569	0	(20)
	01/2017		2,683	EUR	2,515	0	(35)
	02/2017	AUD	1,686		$1,274	58	0
	02/2017	GBP	1,230		1,559	42	0
	02/2017	MXN	6,213		291	0	(7)
	12/2017	CNH	52,569		7,244	57	0
HUS	01/2017		$1,843	INR	124,953	1	(6)
	05/2017		70	IDR	994,700	2	0
IND	01/2017	NZD	175		$124	2	0
JPM	01/2017	CNH	52,569		7,739	239	0
	01/2017	EUR	3,767		4,012	46	0
	01/2017	KRW	3,502,855		2,987	86	0
	02/2017	AUD	377		279	7	0
	02/2017	CNH	57,788		8,308	130	0
	02/2017	MXN	4,978		239	0	0
	02/2017		$118	MXN	2,442	0	0
	02/2017		951	RUB	63,043	64	0
SCX	01/2017	BRL	10,271		$3,138	0	(18)
	01/2017	EUR	134		139	0	(2)
	01/2017	HKD	4,483		578	0	0
	01/2017	JPY	207,734		1,859	82	0
	01/2017	SGD	7,113		4,992	81	0
	01/2017		$3,152	BRL	10,271	4	0
	02/2017	CNH	1,273		$183	3	0
	02/2017		$3,110	BRL	10,271	20	0
	05/2017		340	IDR	4,764,780	5	0
TOR	01/2017	BRL	6,661		$2,044	0	(3)
	01/2017		$1,964	BRL	6,661	83	0
	02/2017	MXN	4,203		$201	0	(1)
UAG	01/2017	INR	253,949		3,736	2	0
	01/2017		$578	HKD	4,483	1	0
	01/2017		907	IDR	11,961,970	0	(23)
	03/2017	HKD	4,483		$577	0	(1)
	04/2017		$3,696	INR	253,949	0	(5)
	05/2017		160	IDR	2,237,600	2	0

Total Forward Foreign Currency Contracts						$1,181	$(363)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	262	$913	$561

Total Purchased Options						$913	$561

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050%	02/15/2017	EUR	11,900	$(23)	$(2)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		11,900	(22)	(2)
JPM	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$600	(1)	0

							$(46)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	02/16/2017	$8,000	$(57)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	8,000	(64)	(84)

							$(121)	$(88)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	262	$(913)	$(530)

Total Written Options						$(1,080)	$(622)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Petroleos Mexicanos	1.000%	06/20/2021	2.796%		$900	$(80)	$14	$0	$(66)
BRC	China Government International Bond	1.000	12/20/2021	1.178		2,900	(25)	2	0	(23)
CBK	Deutsche Bank AG	1.000	12/20/2017	2.378	EUR	500	(36)	29	0	(7)

							$(141)	$45	$0	$(96)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$4,600	$309	$137	$446	$0
CBK	CDX.HY-21 5-Year Index 25-35%	5.000	12/20/2018	5,800	420	143	563	0
	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	4,300	407	147	554	0
GST	CMBX.NA.BB.6 Index	5.000	05/11/2063	1,000	(144)	13	0	(131)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	900	(89)	38	0	(51)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	7,800	(1,751)	733	0	(1,018)
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	700	(71)	32	0	(39)

					$(919)	$1,243	$1,563	$(1,239)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX	3.750%	12/19/2021	CNY	9,800	$0	$0	$0	$0
BPS	Pay	3-Month CNY-CNREPOFIX	3.400	11/18/2021		12,600	0	(27)	0	(27)
	Pay	3-Month CNY-CNREPOFIX	3.510	12/02/2021		13,100	0	(20)	0	(20)
	Pay	3-Month CNY-CNREPOFIX	3.560	12/05/2021		14,800	0	(17)	0	(17)
DUB	Pay	3-Month CNY-CNREPOFIX	3.580	12/07/2021		6,300	0	(7)	0	(7)
JPM	Pay	3-Month CNY-CNREPOFIX	3.540	12/06/2021		11,400	0	(15)	0	(15)
	Pay	3-Month CNY-CNREPOFIX	3.500	12/12/2021		5,900	0	(9)	0	(9)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	1,700	26	111	137	0

							$26	$16	$137	$(95)

Total Swap Agreements							$(1,034)	$1,304	$1,700	$(1,430)

(m)	Securities with an aggregate market value of $1,814 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,807	$3,442	$22,249
Corporate Bonds & Notes
Banking & Finance	0	35,918	21,099	57,017
Industrials	0	42,490	0	42,490
Utilities	0	6,126	0	6,126
Municipal Bonds & Notes
New York	0	315	0	315
U.S. Government Agencies	0	0	224	224
U.S. Treasury Obligations	0	48,240	0	48,240
Non-Agency Mortgage-Backed Securities	0	38,205	0	38,205
Asset-Backed Securities	0	36,492	0	36,492
Common Stocks
Consumer Discretionary	1,906	0	0	1,906
Energy	444	0	0	444
Financials	1,062	0	0	1,062
Health Care	341	0	0	341
Short-Term Instruments
Repurchase Agreements	0	29,494	0	29,494
Short-Term Notes	0	8,099	0	8,099
	$3,753	$264,186	$24,765	$292,704

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$112,825	$0	$0	$112,825

Total Investments	$116,578	$264,186	$24,765	$405,529

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(3,951)	0	(3,951)
	$0	$(3,951)	$0	$(3,951)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	454	825	0	1,279
Over the counter	0	3,442	0	3,442
	$454	$4,267	$0	$4,721

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(989)	0	(1,035)
Over the counter	0	(2,415)	0	(2,415)

	$(46)	$(3,404)	$0	$(3,450)

Totals	$116,986	$261,098	$24,765	$402,849

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$4,087	$0	$(675)	$0	$(5)	$35	$0	$0	$3,442	$26
Corporate Bonds & Notes
Banking & Finance	25,218	0	(5,799)	70	(463)	2,073	0	0	21,099	1,702
U.S. Government Agencies	217	0	(3)	1	1	8	0	0	224	8
Asset-Backed Securities	4,004	0	(903)	0	1	25	0	(3,127)	0	0

Totals	$33,526	$0	$(7,380)	$71	$(466)	$2,141	$0	$(3,127)	$24,765	$1,736

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$3,442	Proxy Pricing	Base Price	100.250 - 102.000
Corporate Bonds & Notes
Banking & Finance	14,111	Other Valuation Techniques (2)	—	—
	2,999	Proxy Pricing	Base Price	102.667
	3,989	Reference Instrument	Spread Movement	170.000 bps
U.S. Government Agencies	224	Proxy Pricing	Base Price	56.156

Total	$24,765

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.1%
BANK LOAN OBLIGATIONS 4.1%
Boyd Gaming Corp.
3.756% due 09/15/2023		$299	$303
Charter Communications Operating LLC
3.020% due 07/01/2020		98	98
3.250% due 01/15/2022		1,390	1,396
3.500% due 01/15/2024		4,466	4,494
Community Health Systems, Inc.
3.750% due 12/31/2019		1,370	1,330
4.000% due 01/27/2021		2,443	2,368
Cortes NP Acquisition Corp.
6.000% due 11/30/2023		500	505
Delos Finance SARL
3.748% due 03/06/2021		200	202
Diamond Resorts Corp.
7.000% due 08/11/2023		1,496	1,489
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022		2,673	2,687
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		51,138	51,534
Flying Fortress, Inc.
3.248% due 04/30/2020		100	101
Gardner Denver, Inc.
4.568% due 07/30/2020		7,145	7,082
Gates Global, Inc.
4.250% due 07/06/2021		2,697	2,703
Hilton Worldwide Finance LLC
3.256% due 10/25/2023		3,120	3,160
3.500% due 10/26/2020		229	232
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		3,771	3,658
Las Vegas Sands LLC
3.020% due 12/19/2020		3,222	3,246
Nielsen Finance LLC
3.154% due 10/04/2023		200	202
OGX
13.000% due 04/10/2049 ^		1,281	600
Rise Ltd.
4.750% due 01/31/2021 (f)		5,778	5,727
TEX Operations Co. LLC
5.000% due 08/04/2023		7,250	7,324
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		300	300
5.500% due 04/01/2022		4,527	4,537

Total Bank Loan Obligations (Cost $104,728)			105,278

CORPORATE BONDS & NOTES 46.5%
BANKING & FINANCE 22.5%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,072	1,092
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		1,600	1,603
3.750% due 05/15/2019		2,200	2,247
4.625% due 10/30/2020		3,885	4,050
5.000% due 10/01/2021		1,300	1,370
Ally Financial, Inc.
2.750% due 01/30/2017		2,150	2,151
3.250% due 02/13/2018		7,600	7,657
3.500% due 01/27/2019		800	806
3.600% due 05/21/2018		5,900	5,959
4.125% due 03/30/2020		4,550	4,652
8.000% due 11/01/2031		4,645	5,411
American International Group, Inc.
6.250% due 05/01/2036		5,600	6,707
Banco do Brasil S.A.
6.000% due 01/22/2020		5,300	5,631
9.000% due 06/18/2024 (e)		1,204	1,138
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	4,900	5,215
Banque PSA Finance S.A.
5.750% due 04/04/2021		$1,447	1,575
Barclays Bank PLC
7.625% due 11/21/2022		28,047	30,834
14.000% due 06/15/2019 (e)	GBP	5,400	8,188

Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,250	1,281
Beaver Valley Funding Corp.
9.000% due 06/01/2017		$2	2
Blackstone CQP Holdco LP
9.296% due 03/19/2019		29,768	30,029
BNP Paribas S.A.
7.625% due 03/30/2021 (e)		2,700	2,856
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	13,410
CIT Group, Inc.
3.875% due 02/19/2019		3,450	3,532
4.250% due 08/15/2017		31,200	31,629
5.250% due 03/15/2018		100	104
5.375% due 05/15/2020		1,370	1,459
6.625% due 04/01/2018		1,550	1,637
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	2,400	3,518
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		$5,900	6,069
11.000% due 06/30/2019 (e)		23,488	27,694
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		800	811
8.125% due 09/19/2033		2,600	2,806
8.375% due 10/13/2019 (e)		9,230	10,172
Credit Suisse AG
6.500% due 08/08/2023		16,600	17,701
Deutsche Bank AG
1.350% due 05/30/2017		500	499
2.792% due 05/10/2019		90	91
4.250% due 10/14/2021		24,800	24,899
6.000% due 09/01/2017		70	72
Doctors Co.
6.500% due 10/15/2023		10,425	11,566
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		13,260	13,804
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,332	100
HSBC Holdings PLC
6.000% due 09/29/2023 (e)	EUR	2,600	2,837
International Lease Finance Corp.
5.875% due 04/01/2019		$6,440	6,855
6.250% due 05/15/2019		300	323
8.250% due 12/15/2020		700	817
8.875% due 09/01/2017		50	52
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	13,957
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (d)	EUR	20,838	19,059
KBC Bank NV
8.000% due 01/25/2023		$200	212
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (f)		3,325	3,292
La Mondiale SAM
5.050% due 12/17/2025 (e)	EUR	5,500	5,819
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$200	212
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		11,250	15,047
Nationwide Building Society
10.250% due 06/29/2049 (e)	GBP	3	405
Navient Corp.
5.500% due 01/15/2019		$200	208
8.000% due 03/25/2020		17,500	19,458
8.450% due 06/15/2018		6,175	6,669
Novo Banco S.A.
5.000% due 04/23/2019	EUR	1,350	981
5.000% due 05/14/2019		5,400	3,922
5.000% due 05/21/2019		2,500	1,816
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	686
4.950% due 04/01/2024		1,900	1,926
OneMain Financial Holdings LLC
6.750% due 12/15/2019		14,300	14,961
7.250% due 12/15/2021		3,523	3,690
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		960	932
Rio Oil Finance Trust
9.250% due 07/06/2024		16,168	15,279
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	7,518
4.800% due 04/05/2026		$5,500	5,509
7.648% due 09/30/2031 (e)		1,850	2,123
8.000% due 08/10/2025 (e)		11,870	11,395
8.625% due 08/15/2021 (e)		5,500	5,624

Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,125	2,404
9.500% due 03/16/2022		$1,200	1,220
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)	GBP	4,050	5,023
Santander UK PLC
5.000% due 11/07/2023		$2,300	2,348
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,400	1,411
5.717% due 06/16/2021		16,050	17,100
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,405
Societe Generale S.A.
8.000% due 09/29/2025 (e)		10,121	10,151
Springleaf Finance Corp.
5.250% due 12/15/2019		4,900	4,949
8.250% due 12/15/2020		1,365	1,488
Stichting AK Rabobank Certificaten
6.500% due (e)	EUR	177	213
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	10,847	13,881
UBS AG
4.750% due 05/22/2023		$900	920
5.125% due 05/15/2024		200	203
7.250% due 02/22/2022		5,200	5,241
7.625% due 08/17/2022		24,500	27,838

			578,406

INDUSTRIALS 18.1%
ADT Corp.
4.875% due 07/15/2032		6,260	5,196
Air Canada Pass-Through Trust
3.600% due 09/15/2028		720	718
ALROSA Finance S.A.
7.750% due 11/03/2020		13,400	15,165
Altice Financing S.A.
6.625% due 02/15/2023		1,000	1,030
7.500% due 05/15/2026		10,000	10,425
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	18,600	20,999
7.750% due 05/15/2022		$2,600	2,782
American Airlines Pass-Through Trust
4.375% due 04/01/2024		624	623
AutoNation, Inc.
6.750% due 04/15/2018		150	158
California Resources Corp.
8.000% due 12/15/2022		5,048	4,518
Carlson Travel, Inc.
6.750% due 12/15/2023		200	209
Charter Communications Operating LLC
3.579% due 07/23/2020		400	408
4.908% due 07/23/2025		4,200	4,429
6.484% due 10/23/2045		1,100	1,274
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	3,994
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	23,330	24,518
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		$604	617
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	1
9.250% due 06/30/2020 ^		14,300	4
CSC Holdings LLC
8.625% due 02/15/2019		5,300	5,870
CSN Islands Corp.
6.875% due 09/21/2019 (h)		2,030	1,588
CVS Pass-Through Trust
5.773% due 01/10/2033		336	376
6.943% due 01/10/2030		9,144	10,729
7.507% due 01/10/2032		6,181	7,530
8.353% due 07/10/2031		1,327	1,710
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		35	40
7.750% due 06/17/2021		345	383
Denbury Resources, Inc.
4.625% due 07/15/2023		1,550	1,252
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,143	3,190
DISH DBS Corp.
7.875% due 09/01/2019		7,400	8,233
Dollar Tree, Inc.
5.250% due 03/01/2020		500	516
Endo Finance LLC
5.375% due 01/15/2023		1,800	1,539

Enterprise Products Operating LLC
4.593% due 08/01/2066		7,175	6,757
7.034% due 01/15/2068		1,200	1,231
Flex Ltd.
5.000% due 02/15/2023		3,700	3,947
HCA, Inc.
4.500% due 02/15/2027		11,000	10,835
4.750% due 05/01/2023		8,200	8,415
6.500% due 02/15/2020		600	658
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	209
5.014% due 12/27/2017		900	927
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		$400	390
iHeartCommunications, Inc.
9.000% due 09/15/2022		8,900	6,575
KazMunayGas National Co. JSC
9.125% due 07/02/2018		3,500	3,811
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	12,392
7.800% due 08/01/2031		2,300	2,845
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		988	978
4.500% due 08/15/2025		10,236	9,929
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		6,230	5,451
MCE Finance Ltd.
5.000% due 02/15/2021		5,700	5,692
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032 (h)	GBP	1,700	2,575
New Albertson’s, Inc.
6.570% due 02/23/2028		$800	711
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,300	12,807
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		433	452
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	0
8.500% due 06/01/2018 ^		20,900	0
ONEOK Partners LP
5.000% due 09/15/2023		1,400	1,524
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		3,400	3,026
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		17,345	6,504
5.500% due 04/12/2037		49,585	18,346
Petroleos Mexicanos
4.607% due 03/11/2022		3,870	3,996
5.375% due 03/13/2022		2,080	2,132
5.500% due 06/27/2044		3,546	2,969
6.375% due 02/04/2021		20,500	21,884
6.375% due 01/23/2045		8,800	8,052
6.500% due 03/13/2027		7,050	7,281
6.625% due 06/15/2035		7,000	6,930
6.625% due 06/15/2038		6,600	6,419
6.750% due 09/21/2047		7,081	6,708
QVC, Inc.
5.950% due 03/15/2043		4,800	4,326
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,534
6.332% due 09/30/2027		500	576
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	19,205
6.875% due 02/15/2021		972	1,000
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,431
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	214
5.750% due 05/15/2024		7,200	7,758
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	4,849
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	99
SFR Group S.A.
5.625% due 05/15/2024	EUR	400	445
6.000% due 05/15/2022		$2,250	2,318
6.250% due 05/15/2024		14,000	14,123
7.375% due 05/01/2026		15,950	16,349
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	270
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$300	301
T-Mobile USA, Inc.
6.250% due 04/01/2021		12,500	13,031
Time Warner Cable LLC
5.000% due 02/01/2020		200	212

Time Warner, Inc.
3.800% due 02/15/2027		479	476
Transocean, Inc.
9.000% due 07/15/2023		5,425	5,588
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	2,240	2,536
UPC Holding BV
6.375% due 09/15/2022		800	899
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$1,300	4
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,200	3,570
Viacom, Inc.
2.200% due 04/01/2019		150	149
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,610	3,363
Volkswagen Group of America Finance LLC
1.386% due 05/22/2018		$900	896
1.650% due 05/22/2018		500	497
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,548
7.375% due 04/23/2021		$13,600	14,178
Wynn Las Vegas LLC
4.250% due 05/30/2023		300	287
Yellowstone Energy LP
5.750% due 12/31/2026		3,449	3,472

			463,886

UTILITIES 5.9%
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		1,877	565
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,900
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,500	17,354
6.000% due 11/27/2023		400	426
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,929
6.510% due 03/07/2022		10,000	11,071
8.146% due 04/11/2018		2,900	3,103
8.625% due 04/28/2034		5,600	7,248
9.250% due 04/23/2019		200	227
Genesis Energy LP
5.625% due 06/15/2024		2,600	2,568
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	104
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,099
8.000% due 08/07/2019		6,900	7,745
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,925	1,912
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		10,425	4,770
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		334	363
Petrobras Global Finance BV
3.873% due 03/17/2020		6,000	5,879
4.375% due 05/20/2023		300	263
4.875% due 03/17/2020		5,500	5,452
5.375% due 01/27/2021		20,200	19,806
6.875% due 01/20/2040		150	129
7.250% due 03/17/2044		200	178
8.375% due 05/23/2021		20,745	22,405
8.750% due 05/23/2026		1,748	1,890
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		598	631
Sprint Capital Corp.
6.900% due 05/01/2019		2,250	2,388
Sprint Communications, Inc.
7.000% due 08/15/2020		550	584
8.375% due 08/15/2017		4,700	4,882
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	4,544

Terraform Global Operating LLC
9.750% due 08/15/2022 (h)	$6,600	7,078

		151,493

Total Corporate Bonds & Notes (Cost $1,261,986)		1,193,785

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	250	271

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	831
7.750% due 01/01/2042	2,475	2,513
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,565	1,385

		4,729

TEXAS 0.6%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	11,865	11,876
8.250% due 07/01/2024	3,500	3,684

		15,560

Total Municipal Bonds & Notes (Cost $20,367)		20,560

U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
1.186% due 10/18/2030	3	3
3.500% due 02/01/2045 - 01/01/2046	21,959	22,517
3.894% due 09/25/2040 (a)	1,200	134
5.000% due 11/01/2035	78	86
5.044% due 09/25/2037 (a)	1,695	261
6.500% due 06/25/2028	69	76
6.850% due 12/18/2027	42	48
Fannie Mae, TBA
3.000% due 02/01/2047	38,000	37,668
3.500% due 01/01/2047 - 02/01/2047	119,500	122,389
Freddie Mac
1.204% due 09/15/2030	11	11
1.741% due 10/25/2044 - 02/25/2045	103	105
1.941% due 07/25/2044	153	154
2.829% due 05/01/2023	6	6
6.500% due 07/25/2043	7	8
Ginnie Mae
2.000% due 11/20/2023 - 11/20/2027	44	45
2.125% due 05/20/2026 - 07/20/2026	27	29
6.112% due 09/16/2042	818	826
9.250% due 06/20/2021	1	1
New Valley Generation
7.299% due 03/15/2019	269	285
Small Business Administration
4.340% due 03/01/2024	48	50
5.080% due 11/01/2022	87	92
5.130% due 09/01/2023	7	7
6.900% due 12/01/2020	44	46
7.150% due 03/01/2017	5	5
7.190% due 12/01/2019	19	19
7.300% due 05/01/2017	2	2
Vendee Mortgage Trust
6.000% due 12/15/2030	336	345

Total U.S. Government Agencies (Cost $186,725)		185,218

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)	6,300	5,284
2.500% due 02/15/2045 (j)(l)	2,900	2,578
2.750% due 08/15/2042 (l)	1,800	1,697
2.750% due 11/15/2042 (j)	5,150	4,855
3.000% due 05/15/2042 (l)	4,000	3,960
3.125% due 02/15/2042 (l)	3,450	3,495
3.125% due 02/15/2043	23,500	23,767
3.750% due 11/15/2043	1,500	1,697
4.375% due 05/15/2040 (j)	10,150	12,521
4.625% due 02/15/2040 (j)	4,700	5,997
6.125% due 11/15/2027 (j)	5,350	7,171
6.250% due 05/15/2030	7,950	11,231

U.S. Treasury Notes
1.125% due 08/31/2021 (j)(l)	57,300	55,318
1.375% due 08/31/2023 (j)(l)	20,700	19,589
2.000% due 02/15/2025 (j)(l)	1,900	1,847
2.000% due 08/15/2025 (j)(l)	29,800	28,831
2.125% due 08/15/2021 (h)(j)	141,000	142,230

Total U.S. Treasury Obligations (Cost $343,964)		332,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
Adjustable Rate Mortgage Trust
2.995% due 01/25/2035	1,107	1,119
3.124% due 01/25/2036 ^	358	314
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	368	271
0.966% due 10/25/2046	911	611
American Home Mortgage Investment Trust
3.028% due 12/25/2035	868	558
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,781	1,812
5.747% due 02/10/2051	6,010	6,093
Banc of America Funding Trust
1.256% due 06/26/2035	999	962
3.057% due 03/20/2036	101	94
3.191% due 09/20/2035 ^	160	138
5.500% due 01/25/2036	202	207
6.000% due 07/25/2037 ^	520	409
6.000% due 08/25/2037 ^	319	281
Banc of America Mortgage Trust
2.903% due 02/25/2036 ^	35	32
3.385% due 11/25/2034	74	72
3.471% due 11/20/2046 ^	2,597	2,150
5.500% due 12/25/2020	104	106
5.500% due 11/25/2035 ^	103	101
6.000% due 10/25/2036 ^	288	248
BB-UBS Trust
2.892% due 06/05/2030	12,800	12,645
BCAP LLC Trust
0.714% due 06/26/2037	24	24
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033	4	4
2.920% due 03/25/2035	8,890	8,955
2.991% due 02/25/2036 ^	1,003	847
3.109% due 02/25/2033	7	6
3.113% due 08/25/2035	1,704	1,462
3.258% due 01/25/2035	28	28
3.351% due 01/25/2034	15	15
3.476% due 01/25/2035	734	719
3.526% due 01/25/2034	3	3
Bear Stearns ALT-A Trust
1.096% due 08/25/2036 ^	1,410	1,288
2.993% due 05/25/2035	257	251
3.110% due 08/25/2036 ^	452	316
3.112% due 11/25/2036 ^	4,268	3,133
3.117% due 03/25/2036 ^	433	332
3.130% due 11/25/2036	277	218
3.149% due 09/25/2035	1,031	889
3.217% due 11/25/2036 ^	246	208
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	18,560	18,583
Chase Mortgage Finance Trust
5.500% due 11/25/2035	968	948
5.500% due 07/25/2037 ^	2,078	1,693
Citigroup Global Markets Mortgage Securities, Inc.
1.256% due 05/25/2032	15	15
Citigroup Mortgage Loan Trust, Inc.
2.870% due 10/25/2035 ^	810	808
2.874% due 03/25/2034	34	34
2.930% due 10/25/2035	529	532
2.967% due 05/25/2035	756	708
3.040% due 05/25/2035	91	90
3.041% due 08/25/2035 ^	129	90
3.382% due 04/25/2037 ^	493	399
3.395% due 09/25/2037 ^	886	759
3.532% due 09/25/2037 ^	449	371
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,443	1,260
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	3,576	3,586
Countrywide Alternative Loan Trust
0.876% due 06/25/2036	6,166	5,023
0.934% due 12/20/2046 ^	1,956	1,424
0.936% due 04/25/2046	14,794	11,207
0.949% due 07/20/2046 ^	859	470
1.019% due 09/20/2046	487	196
1.069% due 11/20/2035	270	229
1.567% due 12/25/2035	200	184

3.017% due 10/25/2035 ^		89	75
3.102% due 02/25/2037 ^		2,095	1,821
5.500% due 11/25/2035 ^		1,393	1,163
5.500% due 12/25/2035 ^		954	807
5.500% due 01/25/2036		388	326
5.750% due 02/25/2035		832	816
5.750% due 03/25/2037 ^		217	188
6.000% due 02/25/2037 ^		4,377	3,040
6.250% due 11/25/2036 ^		1,669	1,473
6.250% due 12/25/2036 ^		812	602
6.250% due 08/25/2037 ^		5,609	4,958
Countrywide Home Loan Mortgage Pass-Through Trust
1.056% due 04/25/2046 ^		56	45
1.216% due 05/25/2035		125	104
2.721% due 07/20/2034		302	292
3.045% due 04/20/2035		210	209
3.130% due 02/25/2034		427	423
3.332% due 10/19/2032		4	3
5.500% due 01/25/2035		473	478
5.500% due 09/25/2035 ^		552	550
5.500% due 12/25/2035 ^		596	546
6.000% due 05/25/2036 ^		330	283
6.000% due 01/25/2037 ^		7,023	6,060
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035		166	148
Credit Suisse Commercial Mortgage Trust
5.361% due 02/15/2040		884	883
5.935% due 09/15/2039		9,678	9,819
Credit Suisse First Boston Mortgage Securities Corp.
2.743% due 06/25/2033		260	257
6.000% due 01/25/2036 ^		1,060	737
Credit Suisse Mortgage Capital Certificates
3.024% due 09/26/2047		980	979
3.158% due 02/26/2036		946	919
Deutsche ALT-A Securities, Inc.
0.936% due 06/25/2037 ^		1,446	1,346
3.089% due 10/25/2035		106	87
5.500% due 12/25/2035 ^		290	244
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		239	199
Deutsche Mortgage & Asset Receiving Corp.
1.684% due 07/27/2045		284	286
Dragon Finance BV
1.722% due 07/13/2023	GBP	5,695	6,335
EMF-NL Prime BV
0.489% due 04/17/2041	EUR	1,517	1,411
Eurosail PLC
0.675% due 06/13/2045	GBP	562	690
1.077% due 09/13/2045		8,383	8,696
1.325% due 06/13/2045		12,054	13,799
First Horizon Asset Securities, Inc.
2.957% due 02/25/2036		$321	303
First Horizon Mortgage Pass-Through Trust
2.817% due 02/25/2035		407	406
5.750% due 02/25/2036 ^		191	168
5.750% due 05/25/2037 ^		1,371	1,116
GMAC Mortgage Corp. Loan Trust
3.407% due 11/19/2035		209	196
3.415% due 04/19/2036 ^		107	96
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		64	55
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033		371	367
GSR Mortgage Loan Trust
2.708% due 06/25/2034		105	102
3.070% due 09/25/2035		86	89
3.102% due 05/25/2035		537	505
3.197% due 11/25/2035 ^		140	117
3.280% due 05/25/2034		424	423
3.289% due 01/25/2036 ^		178	167
3.357% due 11/25/2035		1,296	1,246
6.000% due 02/25/2036 ^		2,848	2,360
6.000% due 03/25/2037 ^		523	498
6.000% due 05/25/2037 ^		210	195
HarborView Mortgage Loan Trust
0.926% due 09/19/2037		819	726
0.926% due 01/19/2038		1,012	883
2.991% due 06/19/2036 ^		235	163
HomeBanc Mortgage Trust
1.016% due 01/25/2036		615	545
2.710% due 04/25/2037 ^		139	118
IndyMac Mortgage Loan Trust
0.862% due 06/25/2037 ^		257	187
0.996% due 07/25/2035		78	69
2.999% due 07/25/2037		174	129
3.307% due 08/25/2036		109	77
3.334% due 06/25/2036		547	448

JPMorgan Alternative Loan Trust
0.866% due 09/25/2036 ^	787	778
0.896% due 03/25/2037	1,258	941
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047	928	927
5.502% due 01/12/2043	13,866	13,892
JPMorgan Mortgage Trust
2.572% due 07/27/2037	1,932	1,817
2.884% due 04/25/2036 ^	644	590
3.046% due 07/25/2035	99	98
3.086% due 07/25/2035	133	132
3.109% due 04/25/2035	1,364	1,372
3.162% due 08/25/2035 ^	710	680
4.613% due 06/25/2037 ^	3,192	2,817
5.750% due 01/25/2036 ^	399	338
JPMorgan Resecuritization Trust
1.033% due 03/26/2037	301	298
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	496	508
Lehman XS Trust
0.916% due 03/25/2047 ^	894	813
0.936% due 07/25/2037 ^	815	585
MASTR Adjustable Rate Mortgages Trust
0.996% due 05/25/2037	173	107
1.096% due 05/25/2047 ^	355	168
1.307% due 01/25/2047 ^	1,027	729
3.116% due 08/25/2034	46	46
3.293% due 11/25/2033	36	35
MASTR Alternative Loan Trust
1.156% due 03/25/2036	575	111
Merrill Lynch Alternative Note Asset Trust
3.207% due 06/25/2037 ^	248	179
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	2,087	1,955
2.543% due 10/25/2035	807	804
2.774% due 12/25/2035	1,546	1,426
2.877% due 05/25/2034	354	346
3.026% due 11/25/2035	198	194
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	578	590
6.852% due 08/12/2049	277	280
Morgan Stanley Capital Trust
5.692% due 04/15/2049	890	892
5.902% due 06/11/2049	2,206	2,242
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036	50	49
3.139% due 07/25/2035 ^	1,407	1,212
3.253% due 11/25/2037	1,573	1,327
6.000% due 10/25/2037 ^	6,480	5,488
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	205	204
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.136% due 12/25/2035	1,528	1,412
Prime Mortgage Trust
1.256% due 02/25/2035	597	559
RBSGC Structured Trust
5.500% due 11/25/2035 ^	4,724	4,223
RBSSP Resecuritization Trust
1.092% due 09/26/2034	380	363
1.092% due 04/26/2037	319	302
Residential Accredit Loans, Inc. Trust
0.856% due 05/25/2037	636	534
0.946% due 07/25/2036	285	236
0.956% due 12/25/2046 ^	388	270
0.986% due 05/25/2037 ^	122	32
3.201% due 03/25/2035 ^	486	420
3.350% due 02/25/2035 ^	176	143
4.525% due 02/25/2036 ^	168	134
6.000% due 06/25/2036 ^	172	148
6.000% due 05/25/2037 ^	141	127
6.500% due 07/25/2036	651	567
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^	1,151	541
6.000% due 02/25/2036	486	379
6.250% due 09/25/2037 ^	2,285	1,568
Residential Funding Mortgage Securities, Inc. Trust
3.412% due 09/25/2035 ^	289	228
3.597% due 02/25/2036 ^	787	714
6.000% due 10/25/2036 ^	771	735
Structured Adjustable Rate Mortgage Loan Trust
0.956% due 04/25/2047	983	724
2.986% due 01/25/2035	312	296
3.051% due 05/25/2036 ^	3,433	3,148
3.087% due 09/25/2035	3,624	3,223
3.139% due 09/25/2036 ^	2,362	1,713
3.292% due 03/25/2036 ^	127	104

Structured Asset Mortgage Investments Trust
0.976% due 05/25/2036		1,768	1,371
1.016% due 05/25/2046 ^		38	25
1.396% due 09/19/2032		38	37
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.149% due 06/25/2033		306	299
3.156% due 07/25/2032		2	1
6.000% due 11/25/2034		450	460
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		170	169
Uropa Securities PLC
0.576% due 06/10/2059	GBP	13,680	15,749
0.726% due 06/10/2059		3,160	3,306
0.926% due 06/10/2059		2,472	2,614
1.126% due 06/10/2059		2,634	2,688
Wachovia Mortgage Loan Trust LLC
3.015% due 08/20/2035 ^		$989	905
3.172% due 10/20/2035		116	104
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045		1,378	1,296
1.026% due 12/25/2045		1,153	1,091
1.076% due 08/25/2045		1,029	995
1.267% due 02/25/2047 ^		839	684
1.317% due 06/25/2047 ^		172	58
1.351% due 12/25/2046		401	341
1.447% due 10/25/2046 ^		1,548	1,309
1.567% due 02/25/2046		559	516
1.567% due 08/25/2046		3,372	2,897
1.767% due 11/25/2042		3	3
1.848% due 02/27/2034		42	42
1.933% due 08/25/2042		6	6
1.967% due 06/25/2042		6	5
2.098% due 07/25/2046		1,096	1,019
2.098% due 10/25/2046		269	251
2.648% due 12/25/2036 ^		546	503
2.756% due 02/25/2037 ^		4,262	3,819
2.783% due 09/25/2033		5,577	5,626
2.837% due 09/25/2036 ^		564	523
Washington Mutual Mortgage Pass-Through Certificates Trust
0.996% due 01/25/2047 ^		801	650
1.337% due 04/25/2047 ^		109	9
1.407% due 05/25/2047 ^		132	8
2.746% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^		264	225
2.882% due 09/25/2033		102	101
2.945% due 07/25/2036 ^		566	535
3.003% due 03/25/2036		1,391	1,379
3.010% due 06/25/2035		574	593
3.029% due 12/25/2034		181	178
3.033% due 04/25/2035		630	634
3.067% due 04/25/2035		138	138
3.072% due 10/25/2035		505	504
3.080% due 07/25/2036 ^		194	191
3.089% due 05/25/2036 ^		404	386
3.150% due 11/25/2037 ^		1,426	1,279
3.154% due 04/25/2036 ^		97	92
5.500% due 03/25/2036		2,047	2,085
5.750% due 05/25/2036 ^		746	749
6.000% due 04/25/2037 ^		924	925

Total Non-Agency Mortgage-Backed Securities (Cost $301,935)			305,570

ASSET-BACKED SECURITIES 13.6%
ACAS CLO Ltd.
2.332% due 10/25/2025		25,500	25,512
ACE Securities Corp. Home Equity Loan Trust
1.056% due 02/25/2036		640	605
Adams Mill CLO Ltd.
2.310% due 07/15/2026		5,000	4,998
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		6,252	6,603
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 01/25/2036		3,222	2,720
Argent Securities Trust
1.026% due 05/25/2036		718	253
Asset-Backed Funding Certificates Trust
0.916% due 01/25/2037		916	593
0.976% due 01/25/2037		3,922	2,558
B2R Mortgage Trust
2.567% due 06/15/2049		8,843	8,680

Bear Stearns Asset-Backed Securities Trust
0.866% due 02/25/2037		407	389
1.076% due 08/25/2036		1,287	1,286
1.246% due 09/25/2035		1,000	887
1.556% due 10/27/2032		36	34
1.756% due 10/25/2037		477	450
1.956% due 10/25/2034		300	302
2.006% due 08/25/2037		1,504	1,447
Carrington Mortgage Loan Trust
1.216% due 06/25/2035		1,218	1,191
CFIP CLO Ltd.
2.348% due 04/13/2025		6,550	6,533
CIFC Funding Ltd.
2.030% due 04/16/2025		8,200	8,206
Citigroup Mortgage Loan Trust, Inc.
1.006% due 08/25/2036		3,000	2,352
Countrywide Asset-Backed Certificates
0.926% due 06/25/2047		731	713
0.936% due 06/25/2047		1,089	1,047
1.016% due 11/25/2037		4,227	2,749
1.526% due 11/25/2035		179	179
4.787% due 04/25/2036		988	869
4.825% due 07/25/2036		1,300	1,293
4.902% due 10/25/2046 ^		1,241	1,084
Countrywide Asset-Backed Certificates Trust
0.744% due 09/25/2046		113	106
0.906% due 02/25/2037		631	622
1.106% due 04/25/2036		81	81
4.891% due 08/25/2035		879	915
CPS Auto Receivables Trust
1.620% due 01/15/2020		5,951	5,950
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		439	232
Fieldstone Mortgage Investment Trust
0.744% due 11/25/2036		1,411	829
First Franklin Mortgage Loan Trust
0.896% due 09/25/2036		162	154
0.996% due 10/25/2036		1,685	1,233
2.031% due 07/25/2034		686	667
First NLC Trust
0.896% due 08/25/2037		219	125
1.036% due 08/25/2037		146	85
Goldentree Credit Opportunities European CLO BV
1.133% due 06/10/2025	EUR	11,000	11,604
Goldentree Loan Opportunities Ltd.
2.328% due 04/19/2026		$3,100	3,101
GSAA Home Equity Trust
0.926% due 09/25/2036		1,591	820
1.056% due 03/25/2037		374	245
GSAA Trust
1.056% due 05/25/2047		375	300
Highlander Euro CDO BV
0.084% due 12/14/2022	EUR	6,266	6,396
Home Equity Asset Trust
1.036% due 08/25/2036		$1,000	886
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.996% due 11/25/2036		2,000	1,365
1.196% due 03/25/2036		6,000	4,108
JPMorgan Mortgage Acquisition Trust
0.906% due 07/25/2036		1,646	815
KKR Financial CLO Ltd.
2.332% due 01/23/2026		11,350	11,363
KVK CLO Ltd.
2.332% due 02/10/2025		11,230	11,240
Long Beach Mortgage Loan Trust
1.136% due 08/25/2045		652	614
Mariner CLO LLC
2.221% due 07/23/2026		25,000	25,069
MASTR Specialized Loan Trust
1.506% due 11/25/2035		200	160
Merrill Lynch Mortgage Investors Trust
0.826% due 04/25/2047		1,710	977
1.016% due 03/25/2037		2,500	1,993
1.066% due 12/25/2036		3,300	3,205
1.076% due 03/25/2037		1,000	636
Monroe Capital BSL CLO Ltd.
2.346% due 05/22/2027		13,550	13,510
Morgan Stanley ABS Capital, Inc. Trust
0.846% due 01/25/2037		744	418
0.856% due 09/25/2036		1,978	974
0.896% due 10/25/2036		2,684	1,529
0.976% due 10/25/2036		1,627	937
2.331% due 09/25/2034		1,432	1,316
Morgan Stanley Home Equity Loan Trust
1.106% due 04/25/2037		249	160
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037		339	167
5.726% due 10/25/2036 ^		298	155

Morgan Stanley Structured Trust
0.836% due 06/25/2037		11	11
Navient Private Education Loan Trust
1.804% due 12/15/2025		7,791	7,822
2.204% due 01/16/2035		9,632	9,709
Neuberger Berman CLO Ltd.
2.182% due 07/25/2023		3,417	3,421
New Century Home Equity Loan Trust
1.086% due 02/25/2036		1,261	1,237
Northwoods Capital Ltd.
2.302% due 01/18/2024		8,000	8,017
Ocean Trails CLO
1.124% due 10/12/2020		1,531	1,532
OCP CLO Ltd.
2.330% due 07/17/2026		6,800	6,796
OneMain Financial Issuance Trust
4.100% due 03/20/2028		3,700	3,776
Option One Mortgage Loan Trust
0.976% due 01/25/2037		583	343
Palmer Square CLO Ltd.
2.280% due 10/17/2025		25,150	25,105
Progress Residential Trust
2.236% due 09/17/2033		13,867	14,006
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		952	454
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		282	279
0.916% due 06/25/2036		464	453
1.206% due 09/25/2035		466	465
1.851% due 03/25/2035		634	534
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		222	75
1.046% due 11/25/2035		577	569
1.046% due 12/25/2035		1,024	929
SG Mortgage Securities Trust
0.966% due 10/25/2036		2,000	1,282
SLM Private Education Loan Trust
1.854% due 01/15/2026		3,200	3,229
SMB Private Education Loan Trust
1.354% due 11/15/2023		8,781	8,797
2.750% due 07/15/2027		12,800	12,816
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		11,094	11,075
1.856% due 10/27/2036		11,868	11,968
Soundview Home Loan Trust
1.016% due 02/25/2037		1,621	646
Specialty Underwriting & Residential Finance Trust
1.056% due 12/25/2036		1,114	951
Structured Asset Investment Loan Trust
0.906% due 09/25/2036		1,280	1,127
0.916% due 05/25/2036		1,407	1,290
1.476% due 05/25/2035		1,350	1,279
Structured Asset Securities Corp. Mortgage Loan Trust
1.126% due 04/25/2036		100	90
TICP CLO Ltd.
2.331% due 07/20/2026		11,250	11,222

Total Asset-Backed Securities (Cost $343,251)			349,900

SOVEREIGN ISSUES 9.3%
Argentine Republic Government International Bond
6.250% due 04/22/2019		3,600	3,852
7.500% due 04/22/2026		2,500	2,631
7.625% due 04/22/2046		1,300	1,303
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	551
4.900% due 09/15/2021		1,550	1,771
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	2,800
6.369% due 06/16/2018		$1,000	1,050
6.500% due 06/10/2019		1,000	1,067
Brazil Government International Bond
5.625% due 02/21/2047		12,800	11,264
Colombia Government International Bond
5.000% due 06/15/2045		1,000	954
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,689
7.000% due 04/04/2044		1,600	1,469
7.158% due 03/12/2045		900	838
9.995% due 08/01/2020		500	591
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	2,849
6.875% due 01/29/2026		1,500	1,565
7.450% due 04/30/2044		1,700	1,725

El Salvador Government International Bond
7.625% due 02/01/2041		4,100	3,741
7.650% due 06/15/2035		1,000	933
Export-Import Bank of India
3.375% due 08/05/2026		1,600	1,497
Ghana Government International Bond
9.250% due 09/15/2022 (h)		6,200	6,650
Hungary Government International Bond
5.750% due 11/22/2023		1,600	1,777
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	5,800	6,150
3.375% due 07/30/2025		7,200	7,785
3.750% due 06/14/2028		8,550	9,162
5.125% due 01/15/2045		$10,330	10,336
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,200	3,629
Kazakhstan Government International Bond
6.500% due 07/21/2045		$6,400	7,352
Mexico Government International Bond
4.750% due 03/08/2044		32,100	29,259
Morocco Government International Bond
4.250% due 12/11/2022		12,100	12,390
4.500% due 10/05/2020	EUR	2,200	2,568
Panama Government International Bond
6.700% due 01/26/2036		$8,600	10,479
8.875% due 09/30/2027		2,700	3,719
Peru Government International Bond
8.750% due 11/21/2033		9,400	13,747
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	389,000	3,262
4.500% due 07/03/2017		380,000	3,223
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,483
3.625% due 04/24/2024		3,400	3,996
Saudi Government International Bond
4.500% due 10/26/2046		$27,000	25,934
Spain Government International Bond
2.750% due 10/31/2024	EUR	500	592
3.800% due 04/30/2024		1,900	2,396
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		$3,000	2,956
Uruguay Government International Bond
5.100% due 06/18/2050		7,700	6,949
7.625% due 03/21/2036		1,100	1,376
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,148
8.250% due 10/13/2024		7,700	3,619
Vietnam Government International Bond
4.000% due 03/12/2028		5,373	5,256

Total Sovereign Issues (Cost $248,428)			238,333

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		523,343	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.751% due 09/08/2017		$5,100	5,108

REPURCHASE AGREEMENTS (g) 0.2%			5,205

MEXICO TREASURY BILLS 0.1%
5.789% due 02/02/2017 (d)	MXN	25,000	1,200

U.S. TREASURY BILLS 0.3%
0.463% due 02/02/2017 - 03/16/2017 (c)(d)(j)(l)	$7,017	7,013

Total Short-Term Instruments (Cost $18,542)		18,526

Total Investments in Securities (Cost $2,830,771)		2,749,238

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III	9,199,199	90,934

Total Short-Term Instruments (Cost $90,934)		90,934

Total Investments in Affiliates (Cost $90,934)		90,934

Total Investments 110.6% (Cost $2,921,705)		$2,840,172
Financial Derivative Instruments (i)(k) (0.4)% (Cost or Premiums, net $(27,794))		(10,513)
Other Assets and Liabilities, net (10.2)%		(261,190)

Net Assets 100.0%		$2,568,469

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$3,287	$3,292	0.13%
Rise Ltd.	4.750	01/31/2021	02/11/2014	5,804	5,727	0.22

				$9,091	$9,019	0.35%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$105	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(110)	$105	$105
JPS	0.400	12/30/2016	01/03/2017	5,100	U.S. Treasury Bonds 2.500% due 02/15/2046	(5,250)	5,100	5,100

Total Repurchase Agreements						$(5,360)	$5,205	$5,205

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	TBD	(4)		$(6,638)	$(6,638)
BRC	(3.000)	08/01/2016	TBD	(4)		(324)	(320)
	(2.000)	11/24/2015	TBD	(4)		(897)	(877)
	(0.500)	12/13/2016	12/13/2017			(3,929)	(3,928)
CFR	(0.500)	11/14/2016	11/14/2017		GBP	(611)	(753)
	(0.250)	04/12/2016	TBD	(4)		(596)	(733)
	(0.250)	04/19/2016	TBD	(4)		(833)	(1,025)
JPS	0.000	12/30/2016	01/03/2017			$(5,063)	(5,061)
NOM	0.000	12/13/2016	01/18/2017			(101,625)	(101,675)

Total Reverse Repurchase Agreements							$(121,010)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(22,805) at a weighted average interest rate of (0.430)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	2.500%	01/01/2047	$16,100	$(15,295)	$(15,307)
U.S. Treasury Notes	1.125	09/30/2021	2,710	(2,627)	(2,617)

Total Short Sales				$(17,922)	$(17,924)

(5)	Payable for short sales includes $5 of accrued interest.

(h)	Securities with an aggregate market value of $121,375 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2019	517	$(223)	$39	$0
90-Day Eurodollar March Futures	Long	03/2020	513	(174)	51	0
Euro-BTP Italy Government Bond March Futures	Long	03/2017	50	137	24	(15)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	29	(74)	14	(17)
Euro-Buxl 30-Year Bond March Futures	Short	03/2017	69	(193)	182	(109)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,223	(560)	201	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	682	(355)	234	0

Total Futures Contracts				$(1,442)	$745	$(141)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AES Corp.	5.000%	12/20/2018	0.687%		$8,300	$714	$(43)	$5	$0
Anadarko Petroleum Corp.	1.000	06/20/2017	0.200		4,100	17	(1)	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		2,200	18	2	0	0
Ford Motor Credit Co. LLC	5.000	12/20/2018	0.566		14,100	1,248	(59)	5	0
Ford Motor Credit Co. LLC	5.000	12/20/2019	0.898		1,500	181	(7)	0	0
Jaguar Land Rover Limited	5.000	03/20/2018	0.700	EUR	8,700	503	19	0	(3)
Navient Corp.	5.000	12/20/2021	3.595		$4,650	295	262	5	0
NRG Energy, Inc.	5.000	09/20/2017	0.500		4,200	145	(19)	1	0
Sprint Communications, Inc.	5.000	12/20/2021	3.462		27,400	1,890	1,709	64	0
Volkswagen International Finance NV	1.000	12/20/2020	0.842	EUR	900	6	5	0	0
Volkswagen International Finance NV	1.000	12/20/2021	1.056		100	0	1	0	0

						$5,017	$1,869	$81	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$40,194	$2,823	$2,049	$16	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	56,700	4,050	1,328	48	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	51,700	3,299	581	63	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	46,000	782	158	8	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	59,200	918	244	18	0

				$11,872	$4,360	$153	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/21/2026		$14,800	$820	$1,020	$0	$(50)
Receive*	3-Month USD-LIBOR	1.500	06/21/2027		4,300	359	(13)	0	(15)
Pay*	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	23,700	10	7	4	0
Pay*	3-Month ZAR-JIBAR	8.000	03/15/2024		349,000	(152)	(179)	74	0
Pay*	3-Month ZAR-JIBAR	8.250	03/15/2024		17,000	9	5	4	0
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	34,600	(449)	(1,757)	179	0
Pay*	6-Month EUR-EURIBOR	0.000	03/15/2022	EUR	126,600	(707)	(1,090)	178	0
Pay*	6-Month EUR-EURIBOR	0.500	03/15/2027		43,800	(881)	(1,128)	189	0
Receive*	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	30,000	(1,792)	663	220	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	197,100	(737)	(194)	23	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		115,400	(403)	(51)	15	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		626,100	(685)	(418)	104	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		61,900	(30)	(30)	10	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		48,300	(20)	(20)	8	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		47,000	(36)	(36)	8	0

						$(4,694)	$(3,221)	$1,016	$(65)

Total Swap Agreements						$12,195	$3,008	$1,250	$(68)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $48,464 and cash of $7,161 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	363		$262	$0	$0
BOA	01/2017		$176,012	EUR	169,242	2,168	0
	01/2017		2,039	GBP	1,636	0	(23)
	02/2017	EUR	169,242		$176,257	0	(2,159)
	02/2017	ZAR	5,800		421	1	0
BPS	01/2017	BRL	10,065		3,088	0	(4)
	01/2017	EUR	180,939		191,911	1,417	0
	01/2017		$2,940	BRL	10,065	152	0
	01/2017		4,081	EUR	3,845	0	(33)
	01/2017		310	THB	10,897	0	(5)
	02/2017	MXN	28,948		$1,398	9	0
	02/2017		$1,280	MXN	27,076	19	0
CBK	01/2017	AUD	498		$369	10	0
	01/2017	TRY	395		124	13	0
	01/2017		$1,032	EUR	993	13	0
	02/2017		6,371	RUB	405,387	161	0
DUB	01/2017	BRL	9,902		$3,038	0	(4)
	01/2017		$2,890	BRL	9,902	152	0
GLM	01/2017	BRL	2,496		$766	0	(1)
	01/2017	GBP	81,661		101,750	1,103	0
	01/2017		$730	BRL	2,496	37	0
	02/2017	MXN	3,174		$154	2	0
	02/2017		$152	MXN	3,150	0	(1)
	02/2017	ZAR	7,277		$498	0	(28)
HUS	01/2017	AUD	18,114		13,485	414	0
JPM	01/2017	BRL	7,766		2,383	0	(3)
	01/2017		$2,290	BRL	7,766	96	0
	01/2017		6,082	EUR	5,760	19	(37)
	01/2017		6,693	JPY	786,728	39	0
	02/2017	JPY	786,728		$6,701	0	(41)
	02/2017	MXN	17,207		825	0	(1)
	02/2017		$13,705	CNH	95,402	0	(205)
	02/2017		482	MXN	10,024	0	(1)
	02/2017		397	ZAR	5,544	6	(2)
MSB	01/2017		13,441	AUD	18,058	0	(411)
NAB	01/2017		1,774	GBP	1,414	0	(31)
SCX	01/2017	BRL	10,459		$3,209	0	(4)
	01/2017	JPY	786,728		7,041	309	0
	01/2017		$3,100	BRL	10,459	114	0
	01/2017		1,358	GBP	1,067	0	(43)
	02/2017	MXN	24,799		$1,208	16	0
	02/2017		$12,980	MXN	248,070	0	(1,078)
SOG	01/2017		94,543	GBP	76,686	0	(28)
	02/2017	GBP	76,686		$94,608	26	0
TOR	01/2017	BRL	43,141		12,718	0	(537)
	01/2017		$13,202	BRL	43,141	53	0
UAG	01/2017		1,171	EUR	1,099	0	(14)
	01/2017		1,052	GBP	858	6	0
	01/2017		235	IDR	3,095,150	0	(6)
	02/2017	CNH	275,108		$40,424	1,494	0

Total Forward Foreign Currency Contracts						$7,849	$(4,700)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595)%	06/20/2017	0.209%	$5,000	$0	$(10)	$0	$(10)
UAG	CSX Corp.	(0.880)	06/20/2017	0.049	5,000	0	(22)	0	(22)

						$0	$(32)	$0	$(32)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.312%	EUR	1,000	$5	$3	$8	$0
	Argentine Republic Government International Bond	5.000	12/20/2021	4.204		$3,600	89	43	132	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		200	(6)	2	0	(4)
	Colombia Government International Bond	1.000	12/20/2021	1.632		25,500	(1,031)	292	0	(739)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	80	(1)	1	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.708		$25,550	(94)	249	155	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		10,000	(350)	100	0	(250)
	Russia Government International Bond	1.000	06/20/2021	1.622		10,000	(689)	430	0	(259)
	Russia Government International Bond	1.000	12/20/2021	1.795		300	(12)	1	0	(11)
BPS	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	600	(172)	(34)	0	(206)
	Brazil Government International Bond	1.000	03/20/2018	0.940		$3,700	(45)	49	4	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		600	(19)	7	0	(12)
	Colombia Government International Bond	1.000	12/20/2021	1.632		8,300	(292)	52	0	(240)
	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	3,500	0	10	10	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		480	(9)	10	1	0
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		$200	(31)	(1)	0	(32)
	Petroleos Mexicanos	1.000	06/20/2021	2.796		5,000	(451)	85	0	(366)
	South Africa Government International Bond	1.000	06/20/2017	0.228		1,600	(45)	52	7	0
	Turkey Government International Bond	1.000	12/20/2019	1.882		38,945	(1,751)	785	0	(966)
BRC	Brazil Government International Bond	1.000	03/20/2023	3.111		2,800	(151)	(168)	0	(319)
	Colombia Government International Bond	1.000	06/20/2021	1.480		300	(10)	4	0	(6)
	Colombia Government International Bond	1.000	12/20/2021	1.632		18,300	(648)	118	0	(530)
	Indonesia Government International Bond	1.000	06/20/2022	1.702		21,700	(2,593)	1,839	0	(754)
	Petroleos Mexicanos	1.000	06/20/2021	2.796		10,000	(901)	170	0	(731)
	Philippines Government International Bond	1.000	06/20/2021	0.996		600	(17)	17	0	0
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.125		800	55	(6)	49	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.133		400	24	5	29	0
	South Africa Government International Bond	1.000	06/20/2017	0.228		3,360	(123)	137	14	0
	South Africa Government International Bond	1.000	09/20/2017	0.305		360	(13)	15	2	0
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		2,300	(103)	170	67	0
CBK	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	1,500	(27)	29	2	0
	Deutsche Bank AG	1.000	12/20/2017	2.378		200	(18)	15	0	(3)
	Mexico Government International Bond	1.000	12/20/2018	0.708		$14,075	(49)	135	86	0
	Royal Bank of Scotland PLC	1.000	12/20/2018	1.677	EUR	800	(20)	9	0	(11)
	South Africa Government International Bond	1.000	06/20/2017	0.228		$1,300	(35)	40	5	0
	South Africa Government International Bond	1.000	09/20/2017	0.305		1,050	(18)	24	6	0
	Turkey Government International Bond	1.000	03/20/2020	2.011		16,600	(769)	259	0	(510)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.480		100	(3)	1	0	(2)
	Colombia Government International Bond	1.000	12/20/2021	1.632		17,900	(629)	110	0	(519)
	Export-Import Bank of China	1.000	09/20/2017	0.317		500	(19)	22	3	0
	Gazprom S.A.	1.490	09/20/2017	0.427		5,000	0	60	60	0
	Indonesia Government International Bond	1.000	12/20/2018	0.673		12,286	(488)	571	83	0
	Petroleos Mexicanos	1.000	06/20/2021	2.796		12,700	(1,137)	208	0	(929)
	South Africa Government International Bond	1.000	06/20/2017	0.228		1,320	(46)	51	5	0
FBF	Citigroup, Inc.	1.000	03/20/2018	0.329		9,600	(37)	119	82	0
	South Africa Government International Bond	1.000	12/20/2020	1.708		2,150	(83)	26	0	(57)
	Univision Communications, Inc.	5.000	09/20/2019	1.953		1,000	(110)	192	82	0
GST	Mexico Government International Bond	1.000	12/20/2021	1.545		20,300	(710)	203	0	(507)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502		1,000	(174)	36	0	(138)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		9,200	(1,642)	172	0	(1,470)
	Petroleos Mexicanos	1.000	12/20/2021	2.969		5,700	(527)	27	0	(500)
	South Africa Government International Bond	1.000	09/20/2017	0.305		675	(19)	23	4	0
	South Africa Government International Bond	1.000	03/20/2020	1.402		15,000	(921)	739	0	(182)
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		1,100	(37)	69	32	0
	Univision Communications, Inc.	5.000	09/20/2019	1.953		4,150	(456)	796	340	0
HUS	Brazil Government International Bond	1.000	03/20/2023	3.111		50	(3)	(3)	0	(6)
	Colombia Government International Bond	1.000	06/20/2021	1.480		200	(6)	2	0	(4)
	Colombia Government International Bond	1.000	12/20/2021	1.632		19,500	(804)	239	0	(565)
	Mexico Government International Bond	1.000	03/20/2017	0.362		26,700	93	(45)	48	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		2,900	(102)	30	0	(72)
	South Africa Government International Bond	1.000	06/20/2017	0.228		13,085	(437)	490	53	0
	South Africa Government International Bond	1.000	09/20/2017	0.305		2,131	(40)	52	12	0
	South Africa Government International Bond	1.000	03/20/2023	2.455		750	(78)	18	0	(60)
	Turkey Government International Bond	1.000	12/20/2019	1.882		30,200	(1,352)	603	0	(749)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	400	(111)	(26)	0	(137)
	Colombia Government International Bond	1.000	06/20/2021	1.480		$100	(3)	1	0	(2)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	700	(10)	11	1	0
	Philippines Government International Bond	1.000	09/20/2017	0.260		$1,160	(23)	30	7	0
	Philippines Government International Bond	1.000	06/20/2021	0.996		36,000	(866)	886	20	0
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		1,000	(39)	68	29	0
MYC	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	100	(28)	(6)	0	(34)
	Philippines Government International Bond	2.440	09/20/2017	0.260		$300	0	5	5	0
	South Africa Government International Bond	1.000	12/20/2020	1.708		4,500	(147)	28	0	(119)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.009		3,500	(92)	92	0	0
	South Africa Government International Bond	1.000	06/20/2021	1.949		21,200	(1,305)	469	0	(836)
	Turkey Government International Bond	1.000	12/20/2021	2.735		600	(55)	8	0	(47)
SOG	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	300	(4)	4	0	0
UAG	Philippines Government International Bond	1.000	09/20/2017	0.260		$709	(20)	24	4	0
	South Africa Government International Bond	1.000	06/20/2017	0.228		1,305	(39)	44	5	0
	South Africa Government International Bond	1.000	12/20/2021	2.140		18,900	(1,385)	401	0	(984)

							$(24,214)	$11,798	$1,452	$(13,868)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-EXEU-18 5-Year Index	5.000%	12/20/2017	$6,390	$798	$(734)	$64	$0
CBK	MCDX-27 5-Year Index	1.000	12/20/2021	12,700	144	50	194	0
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,800	(155)	94	0	(61)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	72,200	(2,775)	1,198	0	(1,577)
HUS	CDX.EM-19 5-Year Index	5.000	06/20/2018	729	62	(45)	17	0
JPM	CDX.EM-17 5-Year Index	5.000	06/20/2017	10,010	1,116	(1,062)	54	0
MEI	CMBX.NA.AAA.9 Index	0.500	09/17/2058	17,600	(712)	328	0	(384)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	53,100	(2,128)	968	0	(1,160)
UAG	CDX.EM-18 5-Year Index	5.000	12/20/2017	2,853	399	(369)	30	0
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,100	(329)	152	0	(177)

					$(3,580)	$580	$359	$(3,359)

Total Swap Agreements					$(27,794)	$12,346	$1,811	$(17,259)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $13,727 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$98,951	$6,327	$105,278
Corporate Bonds & Notes
Banking & Finance	0	575,114	3,292	578,406
Industrials	0	459,962	3,924	463,886
Utilities	0	151,493	0	151,493
Municipal Bonds & Notes
California	0	271	0	271
Illinois	0	4,729	0	4,729
Texas	0	15,560	0	15,560
U.S. Government Agencies	0	185,218	0	185,218
U.S. Treasury Obligations	0	332,068	0	332,068
Non-Agency Mortgage-Backed Securities	0	305,570	0	305,570
Asset-Backed Securities	0	349,900	0	349,900
Sovereign Issues	0	238,333	0	238,333
Short-Term Instruments
Certificates of Deposit	0	5,108	0	5,108
Repurchase Agreements	0	5,205	0	5,205
Mexico Treasury Bills	0	1,200	0	1,200
U.S. Treasury Bills	0	7,013	0	7,013
	$0	$2,735,695	$13,543	$2,749,238

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,934	$0	$0	$90,934

Total Investments	$90,934	$2,735,695	$13,543	$2,840,172

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(15,307)	0	(15,307)
U.S. Treasury Obligations	0	(2,617)	0	(2,617)
	$0	$(17,924)	$0	$(17,924)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	745	1,250	0	1,995
Over the counter	0	9,660	0	9,660
	$745	$10,910	$0	$11,655

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(141)	(68)	0	(209)
Over the counter	0	(21,959)	0	(21,959)
	$(141)	$(22,027)	$0	$(22,168)
Total Financial Derivative Instruments	$604	$(11,117)	$0	$(10,513)

Totals	$91,538	$2,706,654	$13,543	$2,811,735

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.2%
ARGENTINA 2.0%
SOVEREIGN ISSUES 2.0%
Argentine Republic Government International Bond
8.750% due 06/02/2017		$18,500	$19,240
15.500% due 10/17/2026	ARS	22,948	1,402
16.000% due 10/17/2023		202,829	12,325
18.200% due 10/03/2021		660,600	42,651

Total Argentina (Cost $77,172)			75,618

BRAZIL 21.7%
CORPORATE BONDS & NOTES 2.1%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$32,200	32,272
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	375
Caixa Economica Federal
2.375% due 11/06/2017		9,900	9,811
4.500% due 10/03/2018		4,900	4,960
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	980
6.875% due 07/30/2019		800	841
Petrobras Global Finance BV
4.875% due 03/17/2020		1,500	1,487
5.750% due 01/20/2020		10,500	10,657
7.875% due 03/15/2019		1,174	1,261
8.375% due 05/23/2021		17,700	19,116

			81,760

SOVEREIGN ISSUES 19.6%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		15,510	16,282
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	288,400	85,903
0.000% due 07/01/2017 (c)		384,000	111,315
0.000% due 01/01/2018 (c)		432,500	119,250
0.000% due 04/01/2018 (c)		682,000	183,526
0.000% due 07/01/2018 (c)		297,200	78,014
0.000% due 01/01/2019 (c)		34,000	8,484
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		524,025	149,700

			752,474

Total Brazil (Cost $827,428)			834,234

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
1.422% due 07/23/2018		$15,000	15,037

Total Canada (Cost $15,000)			15,037

CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Alibaba Group Holding Ltd.
1.457% due 11/28/2017		$3,100	3,096
1.625% due 11/28/2017		4,000	3,996
Anstock Ltd.
2.125% due 07/24/2017		7,500	7,488
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		1,473	1,443
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,425	652
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)		8,445	2,514
6.750% due 10/01/2023 (f)		1,094	301

Total Cayman Islands (Cost $23,812)			19,490

CHILE 0.5%
CORPORATE BONDS & NOTES 0.3%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	200
Banco Santander Chile
1.776% due 04/11/2017		9,500	9,492

			9,692

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,844,359	3,356
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		790,439	1,188
3.000% due 07/01/2018 (e)		1,475,487	2,312
3.000% due 10/01/2018		39,522	61

			6,917

Total Chile (Cost $16,645)			16,609

CHINA 0.6%
CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017		$19,100	19,109

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	946
China Government International Bond
3.290% due 04/18/2020		14,770	2,152
3.380% due 05/23/2023		2,000	295
4.080% due 08/22/2023		2,100	322

			3,715

Total China (Cost $23,060)			22,824

COLOMBIA 4.4%
CORPORATE BONDS & NOTES 0.8%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	4,048
8.375% due 02/01/2021		79,448,000	26,069

			30,117

SOVEREIGN ISSUES 3.6%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,562
Colombia Government International Bond
9.850% due 06/28/2027		4,168,000	1,640
Colombian TES
7.000% due 05/04/2022		23,285,900	7,907
7.500% due 08/26/2026		132,843,400	45,685
7.750% due 09/18/2030		10,000,000	3,470
10.000% due 07/24/2024		151,117,800	59,549
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	12,393

			138,206

Total Colombia (Cost $268,497)			168,323

CZECH REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Czech Republic Government International Bond
0.000% due 11/09/2017 (c)	CZK	250,000	9,799

Total Czech Republic (Cost $9,912)			9,799

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,215

Total El Salvador (Cost $6,408)			6,215

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
1.405% due 05/30/2017		$1,800	1,795
4.250% due 10/14/2021		23,500	23,594

Total Germany (Cost $25,324)			25,389

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$7,000	6,996

Total Hong Kong (Cost $6,997)			6,996

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
5.500% due 06/24/2025	HUF	626,300	2,556
6.000% due 11/24/2023		1,000,000	4,206
6.500% due 06/24/2019		441,000	1,713
6.750% due 11/24/2017		478,000	1,725
7.500% due 11/12/2020		1,944,300	8,171

Total Hungary (Cost $21,565)			18,371

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		$5,000	5,049

SOVEREIGN ISSUES 0.0%
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,011

Total India (Cost $6,042)			6,060

INDONESIA 8.2%
CORPORATE BONDS & NOTES 1.1%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	14,029
Majapahit Holding BV
7.250% due 06/28/2017		28,017	28,718

			42,747

SOVEREIGN ISSUES 7.1%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	2,084
6.125% due 05/15/2028		6,500,000	412
6.375% due 04/15/2042		454,596,000	26,295
6.875% due 01/17/2018		$3,380	3,559
7.000% due 05/15/2027	IDR	54,700,000	3,856
8.250% due 06/15/2032		423,321,000	31,380
8.375% due 03/15/2034		7,316,000	547
8.750% due 05/15/2031		240,020,000	18,586
8.750% due 02/15/2044		45,862,000	3,500
9.500% due 07/15/2031		340,585,000	27,776
9.500% due 05/15/2041		333,047,000	27,543
10.000% due 09/15/2024		113,300,000	9,427
10.000% due 02/15/2028		456,198,000	38,066
10.500% due 08/15/2030		458,863,000	40,197
10.500% due 07/15/2038		295,238,000	26,078
11.000% due 09/15/2025		111,764,000	9,840
12.800% due 06/15/2021		1,980,000	176

Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$4,600	4,625

			273,947

Total Indonesia (Cost $433,336)			316,694

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	30,937
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	201

Total Ireland (Cost $25,804)			31,138

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	3,546

Total Israel (Cost $3,503)			3,546

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
Intergas Finance BV
6.375% due 05/14/2017		$5,665	5,727
KazMunayGas National Co. JSC
9.125% due 07/02/2018		7,600	8,275
Samruk-Energy JSC
3.750% due 12/20/2017		36,110	36,381

Total Kazakhstan (Cost $49,828)			50,383

LUXEMBOURG 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$18,990	20,317
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,050	3,091
8.625% due 02/17/2017	RUB	281,800	4,596
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$14,300	14,409

Total Luxembourg (Cost $45,930)			42,413

MALAYSIA 4.4%
SOVEREIGN ISSUES 4.4%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	806
Malaysia Government International Bond
3.492% due 03/31/2020	MYR	6	1
3.502% due 05/31/2027		30,400	6,252
3.795% due 09/30/2022		100,860	22,141
3.800% due 08/17/2023		22,200	4,862
3.844% due 04/15/2033		24,000	4,756
3.892% due 03/15/2027		12,033	2,577
3.955% due 09/15/2025		91,950	19,891
3.990% due 10/15/2025		81,197	17,566
4.070% due 09/30/2026		5,700	1,240
4.127% due 04/15/2032		13,100	2,704
4.160% due 07/15/2021		3,900	884
4.181% due 07/15/2024		39,862	8,809
4.232% due 06/30/2031		67,597	14,412
4.254% due 05/31/2035		13,990	2,952
4.392% due 04/15/2026		8,300	1,845
4.444% due 05/22/2024		6,800	1,525
4.498% due 04/15/2030		137,092	29,829
4.709% due 09/15/2026		8,600	1,943
4.736% due 03/15/2046		13,290	3,008
4.837% due 07/15/2025 (f)		7,400	1,694
4.935% due 09/30/2043		51,180	11,410
5.248% due 09/15/2028 (f)		30,000	7,068

Total Malaysia (Cost $198,371)			168,175

MEXICO 4.7%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.9%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022		$595,800	26,191
8.460% due 12/18/2036		141,900	6,025
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
7.620% due 06/28/2018 ^	MXN	78,163	132
Petroleos Mexicanos
5.750% due 03/01/2018		$2,089	2,166
7.190% due 09/12/2024	MXN	903,300	37,150

			71,664

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
5.000% due 12/11/2019		218,300	9,999
6.500% due 06/09/2022		81,200	3,786
8.000% due 06/11/2020		652,390	32,403
8.500% due 12/13/2018		1,176,900	58,441
8.500% due 05/31/2029		73,400	3,773

			108,402

Total Mexico (Cost $263,037)			180,066

NETHERLANDS 0.3%
BANK LOAN OBLIGATIONS 0.3%
Petroleo Netherland BV
2.914% due 04/25/2019		$11,000	10,331

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		600	617

Total Netherlands (Cost $10,962)			10,948

PERU 1.6%
SOVEREIGN ISSUES 1.6%
Peru Government International Bond
5.700% due 08/12/2024	PEN	41,804	12,308
6.350% due 08/12/2028		40,300	11,848
6.850% due 02/12/2042		68,300	19,744
6.900% due 08/12/2037		40,930	12,172
8.200% due 08/12/2026		13,200	4,444

Total Peru (Cost $71,060)			60,516

PHILIPPINES 0.9%
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	20,133
4.950% due 01/15/2021		638,000	12,898

Total Philippines (Cost $40,785)			33,031

POLAND 6.1%
SOVEREIGN ISSUES 6.1%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	24,662

2.000% due 04/25/2021		20,800	4,813
2.500% due 07/25/2026		191,800	41,721
2.500% due 07/25/2027		86,000	18,527
3.250% due 07/25/2025		201,900	47,384
4.000% due 10/25/2023		188,300	46,854
5.750% due 10/25/2021		184,167	49,643
5.750% due 09/23/2022		700	190

Total Poland (Cost $277,003)			233,794

ROMANIA 1.7%
SOVEREIGN ISSUES 1.7%
Romania Government International Bond
4.750% due 02/24/2025	RON	94,900	23,969
5.800% due 07/26/2027		139,900	38,322
5.950% due 06/11/2021		14,550	3,865

Total Romania (Cost $73,646)			66,156

RUSSIA 4.2%
SOVEREIGN ISSUES 4.2%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	5,747
6.800% due 12/11/2019		1,374,700	21,636
7.000% due 01/25/2023		4,800	74
7.000% due 08/16/2023		508,500	7,821
7.050% due 01/19/2028		390,000	5,836
7.500% due 08/18/2021		396,300	6,326
7.600% due 04/14/2021		162,100	2,596
7.600% due 07/20/2022		3,534,269	56,424
8.150% due 02/03/2027		1,390,500	22,661
8.500% due 09/17/2031		1,917,400	31,524

Total Russia (Cost $227,280)			160,645

SOUTH AFRICA 6.9%
CORPORATE BONDS & NOTES 0.3%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (c)	ZAR	212,800	4,299
0.000% due 12/31/2032 (c)		540,000	6,118
Transnet SOC Ltd.
10.000% due 03/30/2029		30,000	1,964

			12,381

SOVEREIGN ISSUES 6.6%
South Africa Government International Bond
6.250% due 03/31/2036		103,900	5,405
6.750% due 03/31/2021		181,000	12,475
7.000% due 02/28/2031		977,027	58,319
7.750% due 02/28/2023		100,100	6,992
8.000% due 01/31/2030		1,030,100	67,566
8.250% due 03/31/2032		770,500	50,584
8.500% due 01/31/2037		213,100	13,967
8.750% due 01/31/2044		8,600	573
8.875% due 02/28/2035		202,200	13,825
9.000% due 01/31/2040		94,100	6,441
10.500% due 12/21/2026		230,200	18,498

			254,645

Total South Africa (Cost $313,673)			267,026

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.2%
Kookmin Bank
1.761% due 01/27/2017		$3,000	3,001
Shinhan Bank
1.526% due 04/08/2017		4,600	4,599

			7,600

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
1.631% due 01/17/2017		5,200	5,200
8.100% due 03/24/2018	IDR	314,200,000	22,711
Korea Development Bank
3.500% due 08/22/2017		$1,200	1,213
3.875% due 05/04/2017		1,600	1,612

Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,799
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	903

			33,438

Total South Korea (Cost $40,538)			41,038

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	662
4.900% due 09/15/2021		650	743
4.950% due 02/11/2020		300	338

Total Spain (Cost $1,773)			1,743

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,178

Total Sri Lanka (Cost $6,217)			6,178

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
European Bank for Reconstruction & Development
7.375% due 04/15/2019	IDR	26,120,000	1,896
9.250% due 12/02/2020		3,130,000	243
European Investment Bank
4.950% due 03/01/2019		16,500,000	1,147
7.200% due 07/09/2019		11,840,000	861
Inter-American Development Bank
7.875% due 03/14/2023		231,500,000	17,073

Total Supranational (Cost $21,887)			21,220

THAILAND 0.2%
SOVEREIGN ISSUES 0.2%
Thailand Government International Bond
1.250% due 03/12/2028 (e)	THB	206,157	5,341
3.400% due 06/17/2036		108,957	3,076
4.675% due 06/29/2044		1,300	44
4.875% due 06/22/2029		11,000	364

Total Thailand (Cost $10,099)			8,825

TURKEY 7.1%
SOVEREIGN ISSUES 7.1%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,381
Turkey Government International Bond
7.100% due 03/08/2023	TRY	199,600	46,718
7.400% due 02/05/2020		72,800	18,866
8.000% due 03/12/2025		57,163	13,566
8.800% due 09/27/2023		183,400	46,488
9.000% due 07/24/2024		41,600	10,586
9.400% due 07/08/2020		244,800	66,911
9.500% due 01/12/2022		15,000	4,019
10.400% due 03/27/2019		8,900	2,516
10.400% due 03/20/2024		134,400	36,869
10.600% due 02/11/2026		74,100	20,464

Total Turkey (Cost $373,917)			274,384

UNITED STATES 3.1%
ASSET-BACKED SECURITIES 0.6%
Ameriquest Mortgage Securities Trust
1.026% due 04/25/2036		$1,816	1,810
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		21	13
Fieldstone Mortgage Investment Trust
0.946% due 05/25/2036		2,236	1,551
Fremont Home Loan Trust
1.166% due 11/25/2035		500	373

HSI Asset Securitization Corp. Trust
0.896% due 01/25/2037		1,810	1,331
1.046% due 11/25/2035		494	487
Lehman XS Trust
6.160% due 01/25/2036		5,424	4,124
MASTR Asset-Backed Securities Trust
0.976% due 11/25/2036		4,894	3,218
1.036% due 05/25/2037		1,655	1,005
Morgan Stanley Mortgage Loan Trust
2.543% due 11/25/2036 ^		306	147
Securitized Asset-Backed Receivables LLC Trust
1.046% due 12/25/2035		2,544	2,308
SLM Student Loan Trust
0.238% due 01/25/2040	EUR	2,400	2,059
Soundview Home Loan Trust
1.106% due 03/25/2036		$1,900	1,603
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		637	644
Wells Fargo Home Equity Asset-Backed Securities Trust
0.986% due 04/25/2037		854	779
1.076% due 03/25/2037		2,000	1,499

			22,951

CORPORATE BONDS & NOTES 0.3%
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	3,274
International Lease Finance Corp.
6.250% due 05/15/2019		$1,700	1,832
8.250% due 12/15/2020		300	350
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017		4,275	4,279
Rio Oil Finance Trust
9.250% due 07/06/2024		1,837	1,736
9.750% due 01/06/2027		1,971	1,823

			13,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
3.057% due 03/20/2036		101	94
BCAP LLC Trust
0.926% due 01/25/2037 ^		506	421
2.452% due 05/26/2037		5,104	4,211
Bear Stearns Adjustable Rate Mortgage Trust
2.991% due 02/25/2036 ^		213	180
3.258% due 01/25/2035		19	19
Bear Stearns ALT-A Trust
3.110% due 08/25/2036 ^		452	315
3.149% due 09/25/2035		40	34
Citigroup Mortgage Loan Trust, Inc.
2.874% due 03/25/2034		23	23
3.043% due 07/25/2046 ^		98	84
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		160	139
Countrywide Alternative Loan Trust
1.106% due 05/25/2036 ^		3,179	1,636
Countrywide Home Loan Mortgage Pass-Through Trust
3.130% due 09/25/2047 ^		75	69
GreenPoint Mortgage Funding Trust
1.196% due 06/25/2045		233	205
GSMPS Mortgage Loan Trust
1.106% due 01/25/2036		439	370
GSR Mortgage Loan Trust
3.197% due 11/25/2035 ^		140	117
HarborView Mortgage Loan Trust
1.079% due 06/20/2035		890	840
3.224% due 08/19/2036 ^		31	28
HomeBanc Mortgage Trust
2.710% due 04/25/2037 ^		139	118
JPMorgan Mortgage Trust
3.263% due 06/25/2036 ^		805	701
Luminent Mortgage Trust
0.764% due 12/25/2036 ^		79	66
MASTR Alternative Loan Trust
1.156% due 03/25/2036		100	19
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036		34	33
Residential Accredit Loans, Inc. Trust
4.525% due 02/25/2036 ^		168	134
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^		206	97
Sequoia Mortgage Trust
2.871% due 01/20/2047 ^		68	55

Structured Adjustable Rate Mortgage Loan Trust
1.974% due 01/25/2035		89	70
3.292% due 03/25/2036 ^		127	104
Structured Asset Mortgage Investments Trust
0.906% due 02/25/2037		3,827	3,179
TBW Mortgage-Backed Trust
6.040% due 01/25/2037		2,043	1,094
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		1,147	1,030
WaMu Mortgage Pass-Through Certificates Trust
1.126% due 05/25/2034		498	425
2.137% due 01/25/2037 ^		137	118
2.361% due 04/25/2037 ^		91	79
2.658% due 12/25/2036 ^		83	72
2.837% due 09/25/2036 ^		141	131
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^		111	95
3.027% due 07/25/2036 ^		838	807

			17,212

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		29	31

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)(k)		78,800	69,869

Total United States (Cost $131,058)			123,357

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Cheung Kong Infrastructure Finance BVI Ltd.
1.697% due 06/20/2017		$15,800	15,767

Total Virgin Islands (British) (Cost $15,793)			15,767

SHORT-TERM INSTRUMENTS 8.1%
REPURCHASE AGREEMENTS (g) 0.1%			4,968

JAPAN TREASURY BILLS 6.3%
(0.372)% due 03/13/2017 - 04/06/2017 (b)(c)	JPY	28,450,000	243,610

MEXICO TREASURY BILLS 0.3%
5.789% due 02/02/2017 (c)(d)	MXN	252,000	12,099

U.S. TREASURY BILLS 1.4%
0.472% due 01/19/2017 - 03/16/2017 (b)(c)(i)(k)		$52,345	52,307

Total Short-Term Instruments (Cost $316,293)			312,984

Total Investments in Securities (Cost $4,279,655)			3,654,992

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III		17,312,593	171,135

Total Short-Term Instruments (Cost $171,135)			171,135

Total Investments in Affiliates (Cost $171,135)			171,135

Total Investments 99.7% (Cost $4,450,790)			$3,826,127
Financial Derivative Instruments (h)(j) (0.6)% (Cost or Premiums, net $7,168)			(21,627)
Other Assets and Liabilities, net 0.9%			33,704

Net Assets 100.0%			$3,838,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,478	$1,694	0.04%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,326	7,068	0.18
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/23/2015 - 09/21/2015	5,808	2,514	0.07
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 07/14/2015	832	301	0.01

				$19,444	$11,577	0.30%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$4,968	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(5,069)	$4,968	$4,968

Total Repurchase Agreements						$(5,069)	$4,968	$4,968

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(37,433) at a weighted average interest rate of 0.357%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	01/01/2047	$3,000	$(3,274)	$(3,266)

Total Short Sales				$(3,274)	$(3,266)

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Short	03/2017	127	$(335)	$60	$(73)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	267	(165)	92	0

Total Futures Contracts				$(500)	$152	$(73)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.250%	EUR	2,100	$17	$7	$0	$0
Volkswagen International Finance NV	1.000	12/20/2017	0.289		3,500	27	3	1	0

						$44	$10	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	129,000	$(4,841)	$(84)	$3	$0
Receive	1-Year BRL-CDI	12.550	07/03/2017		972,000	(22)	(15)	0	0
Pay	1-Year BRL-CDI	12.120	01/02/2018		156,500	165	165	0	(2)
Pay	1-Year BRL-CDI	14.140	01/02/2018		8,800	(58)	(19)	0	0
Pay	1-Year BRL-CDI	11.500	01/02/2019		248,500	(375)	(380)	4	0
Pay	1-Year BRL-CDI	11.610	01/02/2019		148,000	(339)	(343)	3	0
Pay	1-Year BRL-CDI	12.440	01/02/2019		690,000	(3,100)	(1,091)	19	0
Pay	1-Year BRL-CDI	14.460	01/02/2019		55,600	888	236	0	(4)
Pay	1-Year BRL-CDI	15.960	01/02/2019		1,653,000	42,178	7,804	0	(170)
Pay	1-Year BRL-CDI	11.380	01/02/2020		1,119,000	607	3,915	0	(2)
Pay	1-Year BRL-CDI	16.395	01/04/2021		19,620	(786)	(24)	7	0
Pay	1-Year BRL-CDI	10.860	01/02/2023		232,800	(1,383)	1,988	94	0
Pay	1-Year BRL-CDI	11.680	01/02/2025		24,000	84	84	21	0
Pay	1-Year BRL-CDI	11.790	01/02/2025		169,000	819	1,022	142	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		298,500	(2,081)	(2,654)	0	(225)
Pay *	3-Month PLN-WIBOR	1.500	03/15/2019	PLN	125,000	(297)	(51)	0	(40)
Pay	3-Month PLN-WIBOR	1.750	09/16/2020		10,700	(41)	(9)	0	(7)
Receive	3-Month PLN-WIBOR	2.500	03/16/2026		43,200	167	(81)	105	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$35,300	(120)	25	0	(1)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,000	56	153	0	(27)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		73,200	4,085	1,241	0	(250)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		62,850	(1,691)	2,461	0	(535)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,400	38	53	0	(12)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		2,500	206	89	0	(21)
Pay *	3-Month ZAR-JIBAR	7.500	03/15/2019	ZAR	227,500	3	18	14	0
Pay	3-Month ZAR-JIBAR	8.750	03/16/2021		99,500	272	54	13	0
Receive	3-Month ZAR-JIBAR	9.265	03/16/2021		500,000	(2,046)	(528)	0	(68)
Pay *	3-Month ZAR-JIBAR	7.750	03/15/2022		127,300	(42)	(20)	23	0
Pay *	3-Month ZAR-JIBAR	8.000	03/15/2022		971,900	398	28	173	0
Pay *	3-Month ZAR-JIBAR	8.250	03/15/2024		261,000	137	74	56	0
Pay	3-Month ZAR-JIBAR	8.340	04/17/2024		10,000	11	11	2	0
Pay	3-Month ZAR-JIBAR	9.500	03/16/2026		274,400	1,609	472	80	0
Pay	3-Month ZAR-JIBAR	9.500	09/16/2026		289,000	1,702	508	89	0
Pay *	3-Month ZAR-JIBAR	8.250	03/15/2027		110,300	(65)	(55)	31	0
Pay *	3-Month ZAR-JIBAR	8.300	03/15/2027		93,900	(32)	(87)	27	0
Pay *	3-Month ZAR-JIBAR	8.500	03/15/2027		423,100	270	(188)	122	0
Pay	28-Day MXN-TIIE	4.650	03/21/2018	MXN	7,000	(10)	(1)	0	0
Pay	28-Day MXN-TIIE	7.150	12/21/2018		1,566,000	(97)	(91)	91	0
Pay	28-Day MXN-TIIE	5.000	10/10/2019		169,600	(503)	(82)	11	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	(168)	(152)	18	0
Pay	28-Day MXN-TIIE	7.850	05/28/2021		34,800	21	(34)	5	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	(86)	(54)	7	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		306,100	(1,049)	(919)	42	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	(302)	(74)	11	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		69,255	(265)	(81)	12	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	(746)	(436)	66	0
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(2,712)	(473)	72	0
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(2,350)	(518)	79	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	(31)	(9)	1	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		203,100	(951)	(264)	39	0
Pay	28-Day MXN-TIIE	6.350	09/01/2023		139,500	(509)	(577)	27	0
Receive	28-Day MXN-TIIE	5.665	01/23/2025		321,100	2,095	455	0	(74)
Receive	28-Day MXN-TIIE	6.315	11/28/2025		415,000	2,079	648	0	(116)
Pay	28-Day MXN-TIIE	6.080	03/10/2026		595,500	3,557	936	0	(168)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		1,030,300	(1,849)	(881)	351	0
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	(1,360)	(1,040)	219	0
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	(2,822)	(861)	193	0
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	(1,355)	(411)	92	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		964,000	(5,350)	(1,753)	396	0
Pay	28-Day MXN-TIIE	8.310	11/28/2036		252,900	5	(7)	172	0

						$21,618	$8,093	$2,932	$(1,722)

Total Swap Agreements						$21,662	$8,103	$2,933	$(1,722)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $45,388 and cash of $3,545 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	IDR	65,052,270		$4,842	$31	$0
	01/2017		$89,588	IDR	1,184,341,089	87	(2,085)
	03/2017		11,887		162,200,045	0	(1)
BOA	01/2017	ARS	18,300		$1,141	0	(6)
	01/2017	COP	1,022,054		339	0	0
	01/2017	KRW	7,572,921		6,482	209	0
	01/2017		$1,789	COP	5,337,682	1	(19)
	01/2017		24,091	PEN	82,384	413	0
	01/2017		26,348	RON	111,921	0	(369)
	01/2017		4,640	THB	165,307	0	(25)
	01/2017		17,790	TRY	63,114	151	(132)
	02/2017	BRL	15,754		$4,795	0	(6)
	02/2017	PLN	19,883		4,749	1	0
	02/2017	RUB	639,711		10,388	106	(25)
	02/2017		$42,507	MXN	815,619	0	(3,377)
	02/2017		1,570	RUB	99,019	28	(3)
	03/2017	TWD	664,630		$21,152	635	0
	07/2017	CNH	347,897		50,963	2,714	0
BPS	01/2017	BRL	113,140		29,822	0	(4,940)
	01/2017	COP	4,946,510		1,624	0	(17)
	01/2017	EUR	19,633		20,824	154	0
	01/2017	INR	788,083		11,658	72	0
	01/2017	THB	122,709		3,438	12	0
	01/2017		$34,588	BRL	113,140	173	0
	01/2017		3,091	COP	9,525,524	81	(11)
	01/2017		19,227	EUR	18,377	121	0
	01/2017		12,639	RON	53,348	0	(256)
	01/2017		122,378	THB	4,305,865	0	(2,152)
	02/2017		88,916	CNH	623,522	0	(681)
	02/2017	GBP	21,955		$27,395	309	0
	02/2017	JPY	1,514,000		14,292	1,311	0
	02/2017	MXN	1,161,709		55,403	102	(432)
	04/2017	BRL	88,000		25,246	0	(1,132)
	07/2017		157,900		55,651	9,391	0
	12/2017	CNH	623,522		86,330	1,091	0
	01/2018	BRL	33,200		9,195	0	(173)
BRC	01/2017		23,028		7,066	0	(10)
	01/2017	MYR	21,313		4,731	0	(19)
	01/2017	TRY	17,793		5,000	0	(21)
	01/2017		$6,778	BRL	23,028	297	0
	01/2017		12,297	RUB	1,031,436	4,502	0
	01/2017		414	TRY	1,407	0	(17)
	02/2017	CNH	19,257		$2,732	15	0
	02/2017	MXN	238,808		11,569	112	0
	02/2017	RUB	129,116		2,099	19	0
	02/2017		$13,540	RUB	844,321	64	0
	02/2017		192	ZAR	2,619	0	(2)
	02/2017	ZAR	69,081		$5,000	2	0
	03/2017		$2,332	MYR	10,499	0	0
CBK	01/2017	ARS	46,100		$2,866	0	(7)
	01/2017	COP	103,151,286		33,684	3	(599)
	01/2017	IDR	1,107,790,768		82,241	313	0
	01/2017	KRW	175,482		153	8	0
	01/2017	PEN	3,378		987	0	(18)
	01/2017	RON	55,510		13,894	1,020	(11)
	01/2017	TRY	82,934		25,225	1,822	0
	02/2017		$2,375	CNH	16,550	0	(33)
	01/2017		85,169	COP	259,510,083	1,024	(26)
	01/2017		3,687	RON	15,934	12	0
	01/2017		3,334	RUB	282,276	1,263	0
	01/2017		7,818	TRY	26,808	0	(253)
	02/2017	JPY	4,311,600		$39,737	2,768	0
	02/2017	MXN	125,293		6,000	0	(11)
	02/2017	PLN	42,733		10,095	0	(110)
	02/2017	RUB	388,915		6,313	47	0
	02/2017		$476	CNH	3,250	0	(16)
	02/2017		23,268	HUF	6,441,153	0	(1,321)
	02/2017		18,564	MXN	386,173	0	(37)
	02/2017		202	PLN	823	0	(5)
	02/2017		3,602	RUB	306,400	1,341	0
	02/2017	ZAR	64,368		$4,609	0	(48)
	03/2017	JPY	16,850,000		148,117	3,467	0
	03/2017		$81,497	IDR	1,107,790,768	0	(316)
	03/2017		4,261	RUB	312,203	730	0
	04/2017		30,026	INR	2,100,619	510	0
	06/2017		9,177	RUB	598,157	255	0
DUB	01/2017	BRL	449,944		$127,991	0	(10,254)
	01/2017	INR	1,487,066		21,928	66	0
	01/2017		$138,323	BRL	449,944	99	(178)
	01/2017		8,362	COP	26,252,650	357	(7)
	01/2017		23,569	TRY	82,879	13	(195)
	02/2017		112,562	BRL	382,979	4,145	0
	02/2017		972	CNH	6,758	0	(16)
	02/2017		2,482		17,519	0	(3)
	02/2017		$181,981	PLN	710,453	0	(12,310)
	02/2017		819	RUB	52,727	31	0
	03/2017		5,578	THB	199,860	1	0
	07/2017	CNH	130,835		$19,211	1,066	0
	07/2017		$23,900	BRL	109,868	8,288	0
	01/2018	BRL	235,600		$66,335	0	(149)
FBF	01/2017		32,703		9,627	0	(421)
	01/2017	RON	32,485		8,227	687	0
	01/2017	THB	14,289		408	9	0
	01/2017		$10,034	BRL	32,703	14	0
	01/2017		6,364	COP	20,504,808	440	0
	02/2017	BRL	44,661		$13,637	27	0
	02/2017	RUB	205,628		3,191	0	(122)
	02/2017		$522	HUF	146,620	0	(22)
	02/2017		33,438	MXN	685,977	0	(528)
	02/2017		6,336	RUB	410,889	285	0
	07/2017	BRL	90,700		$25,132	0	(1,441)
GLM	01/2017		18,725		5,470	0	(283)
	01/2017	COP	3,965,357		1,309	8	(15)
	01/2017	INR	4,110,772		60,779	345	0
	01/2017	MYR	5,922		1,402	82	0
	01/2017	PHP	941,176		19,362	431	0
	01/2017	TRY	13,331		3,771	9	0
	01/2017		$5,745	BRL	18,725	8	0
	01/2017		13,395	MYR	59,875	0	(52)
	01/2017		5,231	RON	21,712	0	(191)
	01/2017		77,277	SGD	111,935	11	0
	02/2017	CNH	61,655		$9,035	310	0
	02/2017	JPY	4,256,300		39,468	2,974	(1)
	02/2017	MXN	184,097		9,139	307	0
	02/2017	RUB	234,503		3,828	50	0
	02/2017		$15,820	GBP	12,413	0	(506)
	02/2017		22,411	MXN	432,690	0	(1,652)
	02/2017		118	PLN	494	0	0
	02/2017		40,947	RUB	2,652,887	1,796	0
	02/2017	ZAR	148,848		$10,322	24	(472)
	03/2017	MYR	22,540		5,000	0	(6)
	03/2017	SGD	111,935		77,255	0	(11)
	04/2017	INR	344,900		5,000	0	(14)
HUS	12/2016		$3,364	CNH	23,453	0	(4)
	01/2017	ARS	57,900		$3,615	0	(33)
	01/2017	COP	36,259,266		11,660	0	(372)
	01/2017	INR	47,548		703	4	0
	01/2017	KRW	25,945,509		22,206	715	0
	01/2017	PEN	4,869		1,439	0	(9)
	01/2017	RON	33,004		8,269	608	0
	01/2017	SGD	80,548		56,581	965	0
	01/2017	THB	30,083		858	18	0
	01/2017	TRY	1,629		515	56	0
	01/2017		$3,653	ARS	57,900	0	(4)
	01/2017		2,602	IDR	35,550,764	28	0
	01/2017		8,161	TRY	29,131	59	0
	02/2017	CNY	45,426		$6,668	226	0
	02/2017	JPY	3,079,500		27,945	1,541	0
	02/2017		$76,894	MXN	1,473,182	0	(6,218)
	02/2017		6,815	PLN	28,730	48	(2)
	02/2017		28,852	ZAR	395,566	8	(240)
	12/2017	CNH	42,521		$5,917	20	0
IND	02/2017		$124,947	JPY	13,140,036	0	(12,281)
	02/2017		21,825	PLN	91,957	136	0
JPM	01/2017	BRL	332,947		$100,242	0	(2,055)
	01/2017	CNH	38,291		5,594	108	0
	01/2017	COP	19,561,108		6,320	0	(171)
	01/2017	IDR	210,113,985		15,663	124	0
	01/2017	MYR	9,594		2,204	69	(3)
	01/2017	RON	115,888		29,233	2,333	0
	01/2017	THB	1,902,918		52,786	0	(347)
	01/2017		$100,465	BRL	332,947	1,833	0
	01/2017		45,712	COP	145,996,110	2,743	(7)
	01/2017		39,305	INR	2,709,294	525	0
	01/2017		30,945	RON	128,975	25	(1,033)
	01/2017		5,608	RUB	470,623	2,057	0
	01/2017		6,602	THB	231,287	0	(144)
	01/2017		14,215	TRY	47,595	0	(784)
	02/2017	MXN	75,043		$3,957	357	0
	02/2017	RUB	4,810,191		72,894	0	(4,608)
	02/2017		$79,614	BRL	264,538	999	0
	02/2017		63,631	HUF	17,583,177	0	(3,720)
	02/2017		4,165	MXN	86,121	2	(35)
	02/2017		16,793	RUB	1,442,113	6,500	0
	02/2017		110,028	ZAR	1,520,985	149	(130)
	02/2017	CNH	18,057		$2,570	22	0
	02/2017	ZAR	399,867		28,719	147	(360)
	03/2017	MYR	35,375		7,895	54	(16)
	03/2017		$2,743	MYR	12,343	0	(2)
	03/2017		52,734	THB	1,902,918	387	0
	04/2017	BRL	194,400		$55,720	0	(2,552)
	04/2017	JPY	6,240,000		53,190	0	(451)
	04/2017		$42,629	BRL	144,000	536	0
	04/2017		5,578	INR	390,739	102	0
	07/2017	BRL	293,300		$80,547	0	(5,381)
	01/2018		71,700		19,820	0	(413)
	04/2018		282,000		72,587	0	(5,617)
MSB	01/2017		163,300		$41,924	0	(8,249)
	01/2017	CLP	6,042,831		9,164	159	0
	01/2017	COP	1,151,916		354	0	(28)
	01/2017	IDR	23,226,195		1,749	31	0
	01/2017	MYR	167,554		37,925	586	0
	01/2017	RON	87,244		21,869	1,618	0
	01/2017	THB	40,681		1,161	25	0
	01/2017	TRY	4,141		1,284	115	0
	01/2017		$50,106	BRL	163,300	68	0
	01/2017		6,571	COP	19,811,565	3	0
	01/2017		900	KRW	1,049,035	0	(31)
	01/2017		9,814	TRY	34,584	0	(10)
	02/2017	CNH	696,640		$102,277	3,696	0
	02/2017	HUF	109,502		396	23	0
	02/2017	MXN	225,799		11,963	1,130	0
	02/2017	PLN	6,875		1,749	107	0
	02/2017		$32,398	CNH	227,224	0	(244)
	02/2017		237	ILS	909	0	(1)
	02/2017		11,980	MXN	248,525	0	(57)
	02/2017		2,360	RUB	203,764	932	0
	02/2017		1,409	ZAR	19,672	17	(2)
	02/2017	ZAR	59,976		$4,308	0	(31)
	03/2017		37,857	MYR	167,554	0	(643)
	04/2017	BRL	150,000		$43,105	0	(1,859)
	11/2017	CZK	250,000		10,077	91	0
	12/2017	CNH	227,224		31,415	352	0
	01/2018	BRL	54,000		14,665	0	(573)
	04/2018		400,000		102,696	0	(8,231)
NGF	02/2017		$127,108	MXN	2,429,230	0	(10,565)
RBC	03/2017		956	SGD	1,390	3	0
SCX	01/2017	IDR	8,150,493		$618	15	0
	01/2017	KRW	39,092,724		33,487	1,106	0
	01/2017	MYR	2,085		495	30	0
	01/2017		2,158	CNH	14,838	0	(32)
	01/2017		5,958	COP	18,385,775	144	0
	01/2017		289	IDR	3,856,956	0	(4)
	01/2017		169,906	MYR	712,961	0	(11,022)
	01/2017		18,763	PHP	941,176	167	0
	01/2017		51	THB	1,810	0	0
	01/2017		31,539	TRY	106,221	0	(1,566)
	02/2017		4,553	CNH	32,040	0	(19)
	02/2017	BRL	19,860		$6,008	0	(44)
	02/2017	CNH	197,858		29,003	1,004	0
	02/2017	MXN	249,978		12,176	166	0
	02/2017	PLN	69,263		16,940	399	0
	03/2017	IDR	68,375,000		5,000	0	(11)
	03/2017	MYR	26,065		5,894	105	0
	03/2017	PHP	941,176		18,608	0	(168)
	03/2017	THB	312,170		8,653	0	(61)
	03/2017		1,161	IDR	15,829,840	0	0
	03/2017		34,864	TWD	1,111,290	0	(573)
	04/2017		36,894	INR	2,584,056	669	0
	12/2017	CNH	32,040		$4,408	28	0

SOG	01/2017	SGD	31,387		22,454	783	0
	01/2017	TRY	93,160		29,101	2,842	(29)
	01/2017		$153,790	THB	5,381,128	0	(3,542)
	02/2017	HUF	699,413		$2,364	0	(19)
	02/2017		$40,547	MXN	826,259	0	(907)
	03/2017	IDR	70,840,218		$5,178	0	(13)
	03/2017		$927	KRW	1,125,934	5	0
	03/2017		948	TWD	30,661	0	(2)
TOR	01/2017	BRL	664,093		$203,766	0	(275)
	01/2017	IDR	68,292,734		5,108	57	0
	01/2017		$195,778	BRL	664,093	8,263	0
	04/2017		41,174		$596	0	(3)
UAG	01/2017	IDR	47,455,716		3,542	32	0
	01/2017	KRW	19,144,196		16,438	581	0
	01/2017	MYR	568,835		127,111	346	0
	01/2017	THB	7,251,584		201,265	0	(1,210)
	01/2017		$23,070	IDR	306,333,353	0	(414)
	01/2017		54,375	INR	3,724,176	375	0
	01/2017		75,413	KRW	90,881,796	0	(134)
	01/2017		549	MYR	2,466	1	0
	01/2017		1,346	PEN	4,599	22	0
	01/2017		4,102	THB	144,654	0	(63)
	03/2017	KRW	90,881,796		$75,425	162	0
	03/2017	TWD	2,932,443		93,326	2,805	0
	03/2017		$132,565	MYR	594,552	3	(520)
	03/2017		201,084	THB	7,251,584	1,348	0
	04/2017	INR	1,752,376		$25,463	0	(10)
	04/2017	JPY	5,360,000		45,669	0	(407)
	07/2017	CNH	20,677		3,028	160	0
	07/2017		$23,900	BRL	109,988	8,323	0

Total Forward Foreign Currency Contracts						$121,071	$(146,135)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	74.000	02/15/2017	$700	$29	$139
CBK	Put - OTC USD versus RUB		63.150	03/30/2017	28,100	927	1,097
SOG	Put - OTC USD versus RUB		65.000	03/14/2017	29,000	1,019	1,731

						$1,975	$2,967

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$3,900	$3	$11
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017	1,513,800	553	1,523

							$556	$1,534

Total Purchased Options							$2,531	$4,501

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	16,000	$(129)	$(11)
	Call - OTC USD versus RUB	RUB	114.000	02/15/2017		$700	(31)	0
BPS	Put - OTC EUR versus USD		$1.006	03/16/2017	EUR	46,500	(467)	(235)
	Put - OTC USD versus BRL	BRL	4.000	01/27/2017		$22,300	(678)	(4,889)
	Call - OTC USD versus BRL		5.250	01/27/2017		22,300	(669)	0
BRC	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		9,500	(57)	(62)
CBK	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	6,500	(61)	(4)
	Call - OTC USD versus RUB	RUB	88.000	06/05/2017		$20,394	(612)	(43)
FBF	Call - OTC USD versus BRL	BRL	3.700	02/16/2017		33,000	(465)	(57)
	Call - OTC USD versus BRL		4.000	12/11/2017		24,400	(962)	(684)
HUS	Call - OTC USD versus BRL		3.700	02/16/2017		45,400	(647)	(78)
	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		9,040	(56)	(59)
JPM	Call - OTC USD versus BRL	BRL	4.000	12/11/2017		15,100	(600)	(423)
	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		9,800	(53)	(64)
SOG	Call - OTC USD versus RUB	RUB	102.450	03/14/2017		29,000	(1,019)	(1)
	Call - OTC USD versus RUB		80.000	06/05/2017		28,100	(569)	(126)
	Call - OTC USD versus RUB		80.000	08/23/2017		45,757	(1,473)	(485)
	Call - OTC USD versus ZAR	ZAR	15.100	02/20/2017		17,501	(210)	(94)

							$(8,758)	$(7,315)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	8.750%	04/20/2017	ZAR	266,900	$(291)	$(219)

Total Written Options								$(9,049)	$(7,534)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Indonesia Government International Bond 11.000% due 07/22/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	$4,066	$(455)	$(1,057)	$0	$(1,512)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.514%		$3,900	$(10)	$30	$20	$0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	1,000	(14)	15	1	0
	Peru Government International Bond	1.000	09/20/2020	0.762		$600	(19)	24	5	0
BPS	Mexico Government International Bond	1.000	06/20/2017	0.409		1,100	3	1	4	0
	Mexico Government International Bond	1.000	06/20/2018	0.637		1,600	10	(1)	9	0
BRC	Russia Government International Bond	1.000	06/20/2017	0.167		8,700	(18)	56	38	0
	South Africa Government International Bond	1.000	12/20/2017	0.332		8,700	(71)	131	60	0
GST	Chile Government International Bond	1.000	09/20/2020	0.632		9,000	18	105	123	0
	Colombia Government International Bond	1.000	12/20/2017	0.514		7,700	(25)	64	39	0
	Russia Government International Bond	1.000	12/20/2017	0.247		8,700	(80)	147	67	0
HUS	Mexico Government International Bond	1.000	03/20/2017	0.362		3,600	5	2	7	0
	Mexico Government International Bond	1.000	06/20/2017	0.409		5,300	15	2	17	0
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.247		5,000	9	(8)	1	0

							$(177)	$568	$391	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	11/23/2020	THB	211,400	$0	$33	$33	$0
BOA	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	(9)	0	(9)
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	75	75	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	(20)	94	74	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,019	2,019	0
BPS	Pay	6-Month THB-THBFIX	3.480	01/14/2021		456,100	0	798	798	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	484	483	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	430	429	0
BRC	Pay	6-Month THB-THBFIX	3.395	06/22/2020		285,000	0	383	383	0
CBK	Pay	6-Month THB-THBFIX	2.190	11/23/2020		124,600	0	15	15	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021		36,700	0	66	66	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	(1)	296	295	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	807	807	0
	Pay	6-Month THB-THBFIX	2.625	07/27/2025		729,100	(2)	96	94	0
	Pay	6-Month THB-THBFIX	2.810	09/23/2025		294,600	0	183	183	0
	Pay	28-Day MXN-TIIE	8.050	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	0	(81)	0	(81)
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	0	(14)	0	(14)
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	0	89	89	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	65	65	0
	Pay	6-Month THB-THBFIX	3.370	11/14/2018		81,000	0	74	74	0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	11	11	0
	Pay	6-Month THB-THBFIX	2.015	08/17/2020		194,000	0	4	4	0
	Pay	6-Month THB-THBFIX	2.200	11/23/2020		90,600	0	12	12	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	(1)	212	211	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	423	422	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	383	382	0
	Pay	6-Month THB-THBFIX	1.930	02/26/2021		31,300	0	(7)	0	(7)
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		274,300	(1)	25	24	0
	Pay	6-Month THB-THBFIX	2.580	10/19/2025		162,100	0	(12)	0	(12)
FBF	Pay	6-Month THB-THBFIX	2.023	08/17/2020		27,000	0	1	1	0
	Pay	6-Month THB-THBFIX	2.780	09/23/2025		50,980	0	20	20	0
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	267,000	21	(996)	0	(975)
GLM	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	16,490,000	0	3	3	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		26,001,500	(3)	(104)	0	(107)
HUS	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024		30,644,600	0	5	5	0
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	903,500	(2)	281	279	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	51	51	0
	Pay	6-Month THB-THBFIX	2.040	08/17/2020		743,000	0	35	35	0
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	(28)	0	(29)
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	0	(16)	0	(16)
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	0	(146)	0	(146)
	Pay	6-Month THB-THBFIX	3.320	07/29/2020	THB	413,900	(4)	608	604	0
	Pay	6-Month THB-THBFIX	2.025	02/24/2023		183,000	0	(111)	0	(111)
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020	COP	28,095,000	0	(250)	0	(250)

							$(18)	$6,307	$8,046	$(1,757)

Total Swap Agreements							$(650)	$5,818	$8,437	$(3,269)

(k)	Securities with an aggregate market value of $72,614 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$75,618	$0	$75,618
Brazil
Corporate Bonds & Notes	0	81,760	0	81,760
Sovereign Issues	0	752,474	0	752,474
Canada
Corporate Bonds & Notes	0	15,037	0	15,037
Cayman Islands
Corporate Bonds & Notes	0	18,047	1,443	19,490
Chile
Corporate Bonds & Notes	0	9,692	0	9,692
Sovereign Issues	0	6,917	0	6,917
China
Corporate Bonds & Notes	0	19,109	0	19,109
Sovereign Issues	0	3,715	0	3,715
Colombia
Corporate Bonds & Notes	0	30,117	0	30,117
Sovereign Issues	0	138,206	0	138,206
Czech Republic
Sovereign Issues	0	9,799	0	9,799
El Salvador
Sovereign Issues	0	6,215	0	6,215
Germany
Corporate Bonds & Notes	0	25,389	0	25,389
Hong Kong
Corporate Bonds & Notes	0	6,996	0	6,996
Hungary
Sovereign Issues	0	18,371	0	18,371
India
Corporate Bonds & Notes	0	5,049	0	5,049
Sovereign Issues	0	1,011	0	1,011
Indonesia
Corporate Bonds & Notes	0	42,747	0	42,747
Sovereign Issues	0	273,947	0	273,947
Ireland
Corporate Bonds & Notes	0	31,138	0	31,138
Israel
Corporate Bonds & Notes	0	3,546	0	3,546
Kazakhstan
Corporate Bonds & Notes	0	50,383	0	50,383
Luxembourg
Corporate Bonds & Notes	0	42,413	0	42,413
Malaysia
Sovereign Issues	0	168,175	0	168,175
Mexico
Corporate Bonds & Notes	0	71,532	132	71,664
Sovereign Issues	0	108,402	0	108,402
Netherlands
Bank Loan Obligations	0	0	10,331	10,331
Corporate Bonds & Notes	0	617	0	617
Peru
Sovereign Issues	0	60,516	0	60,516
Philippines
Sovereign Issues	0	33,031	0	33,031
Poland
Sovereign Issues	0	233,794	0	233,794
Romania
Sovereign Issues	0	66,156	0	66,156
Russia
Sovereign Issues	0	160,645	0	160,645
South Africa
Corporate Bonds & Notes	0	12,381	0	12,381
Sovereign Issues	0	254,645	0	254,645
South Korea
Corporate Bonds & Notes	0	7,600	0	7,600
Sovereign Issues	0	33,438	0	33,438
Spain
Sovereign Issues	0	1,743	0	1,743
Sri Lanka
Sovereign Issues	0	6,178	0	6,178
Supranational
Corporate Bonds & Notes	0	21,220	0	21,220
Thailand
Sovereign Issues	0	8,825	0	8,825
Turkey
Sovereign Issues	0	274,384	0	274,384
United States
Asset-Backed Securities	0	22,951	0	22,951
Corporate Bonds & Notes	0	13,294	0	13,294
Non-Agency Mortgage-Backed Securities	0	17,212	0	17,212
U.S. Government Agencies	0	31	0	31
U.S. Treasury Obligations	0	69,869	0	69,869
Virgin Islands (British)
Corporate Bonds & Notes	0	15,767	0	15,767
Short-Term Instruments
Repurchase Agreements	0	4,968	0	4,968
Japan Treasury Bills	0	243,610	0	243,610
Mexico Treasury Bills	0	12,099	0	12,099
U.S. Treasury Bills	0	52,307	0	52,307
	$0	$3,643,086	$11,906	$3,654,992

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$171,135	$0	$0	$171,135

Total Investments	$171,135	$3,643,086	$11,906	$3,826,127

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,266)	$0	$(3,266)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	152	2,933	0	3,085
Over the counter	0	133,759	0	133,759
	$152	$136,692	$0	$136,844

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(1,722)	0	(1,795)
Over the counter	0	(156,676)	0	(156,676)

	$(73)	$(158,398)	$0	$(158,471)

Total Financial Derivative Instruments	$79	$(21,706)	$0	$(21,627)

Totals	$171,214	$3,618,114	$11,906	$3,801,234

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%
ARGENTINA 6.0%
SOVEREIGN ISSUES 6.0%
Argentina Bonar Bond
8.750% due 05/07/2024		$3,200	$3,803
Argentine Republic Government International Bond
2.500% due 12/31/2038		14,800	9,139
6.250% due 04/22/2019		8,900	9,523
6.625% due 07/06/2028		900	885
6.875% due 04/22/2021		6,860	7,323
7.125% due 07/06/2036		3,300	3,147
7.500% due 04/22/2026		26,000	27,365
7.625% due 04/22/2046		6,000	6,015
8.750% due 06/02/2017		10,300	10,712
15.500% due 10/17/2026	ARS	9,818	600
16.000% due 10/17/2023		45,451	2,762
18.200% due 10/03/2021		298,000	19,240
Provincia de Buenos Aires
9.950% due 06/09/2021		$1,200	1,356
10.875% due 01/26/2021 (g)		1,000	1,152
Provincia de Cordoba
7.125% due 06/10/2021		550	566

Total Argentina (Cost $103,536)			103,588

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$3,200	3,453

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		5,400	5,385

Total Azerbaijan (Cost $8,495)			8,838

BRAZIL 7.1%
CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
3.875% due 10/10/2022		$15,011	13,998
5.875% due 01/26/2022		1,500	1,508
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		26,300	24,656
Caixa Economica Federal
2.375% due 11/06/2017		500	496
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		3,405	3,337
6.875% due 07/30/2019		7,350	7,727
Petrobras Global Finance BV
3.873% due 03/17/2020		100	98
4.875% due 03/17/2020		2,500	2,478
5.375% due 01/27/2021		4,700	4,608
5.625% due 05/20/2043		8,900	6,623
5.750% due 01/20/2020		15,796	16,033
6.250% due 03/17/2024		1,000	962
6.750% due 01/27/2041		3,700	3,126
6.850% due 06/05/2115		4,000	3,260
6.875% due 01/20/2040		15,350	13,250
7.875% due 03/15/2019		2,854	3,066
8.375% due 05/23/2021		2,500	2,700
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^		4,500	2,475

			110,401

SOVEREIGN ISSUES 0.7%
Brazil Government International Bond
2.625% due 01/05/2023		1,250	1,115
4.250% due 01/07/2025		1,600	1,498
5.000% due 01/27/2045		5,000	4,081
5.625% due 01/07/2041		1,350	1,208

5.625% due 02/21/2047		4,900	4,312

			12,214

Total Brazil (Cost $127,289)			122,615

CAYMAN ISLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)		$7,400	4,551
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		4,800	5,088
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		27,334	12,506
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		3,676	1,094
6.750% due 10/01/2023 (e)		7,945	2,185

Total Cayman Islands (Cost $46,375)			25,424

CHILE 3.2%
CORPORATE BONDS & NOTES 3.1%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$2,900	2,627
4.500% due 08/13/2023		800	827
4.500% due 09/16/2025		11,700	11,892
4.875% due 11/04/2044		2,200	2,171
5.625% due 10/18/2043		1,000	1,092
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	12,541
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,320
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,607
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		10,006	9,906

			53,983

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	2,056

Total Chile (Cost $55,469)			56,039

CHINA 1.7%
CORPORATE BONDS & NOTES 1.6%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$2,100	2,209
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		16,500	17,291
4.875% due 05/17/2042		5,710	6,043
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	2,009

			27,552

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	3,510	529
China Government International Bond
3.290% due 04/18/2020		8,250	1,202
3.380% due 05/23/2023		1,200	177
4.080% due 08/22/2023		1,100	168

			2,076

Total China (Cost $30,416)			29,628

COLOMBIA 2.2%
CORPORATE BONDS & NOTES 1.3%
Ecopetrol S.A.
4.125% due 01/16/2025		$2,300	2,160
5.375% due 06/26/2026		2,500	2,494
5.875% due 09/18/2023		1,100	1,167
5.875% due 05/28/2045		9,100	7,908
7.375% due 09/18/2043		8,300	8,445

			22,174

SOVEREIGN ISSUES 0.9%
Colombia Government International Bond
4.375% due 07/12/2021	2,800	2,940
6.125% due 01/18/2041	4,100	4,449
7.375% due 09/18/2037	7,275	8,875

		16,264

Total Colombia (Cost $39,495)		38,438

COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
4.250% due 01/26/2023	$3,130	2,872
5.625% due 04/30/2043	7,300	5,822
7.000% due 04/04/2044	900	826

Total Costa Rica (Cost $11,324)		9,520

DOMINICAN REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	3,974
6.850% due 01/27/2045	1,600	1,520
6.875% due 01/29/2026	2,700	2,816

Total Dominican Republic (Cost $8,772)		8,310

ECUADOR 0.8%
SOVEREIGN ISSUES 0.8%
Ecuador Government International Bond
9.650% due 12/13/2026	$3,100	3,178
10.750% due 03/28/2022	9,500	10,331

Total Ecuador (Cost $12,619)		13,509

EL SALVADOR 1.5%
SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025	$9,200	8,465
6.375% due 01/18/2027	900	833
7.625% due 09/21/2034	3,070	3,247
7.625% due 02/01/2041	1,000	912
7.650% due 06/15/2035	5,950	5,548
7.750% due 01/24/2023	500	522
8.250% due 04/10/2032	6,410	6,506

Total El Salvador (Cost $28,796)		26,033

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Ethiopia International Bond
6.625% due 12/11/2024	$4,000	3,700

Total Ethiopia (Cost $3,986)		3,700

GABON 0.5%
SOVEREIGN ISSUES 0.5%
Gabon Government International Bond
6.375% due 12/12/2024	$9,004	8,427

Total Gabon (Cost $8,936)		8,427

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
4.250% due 10/14/2021	$10,600	10,642

Total Germany (Cost $10,610)		10,642

GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Ghana Government International Bond
9.250% due 09/15/2022		$1,200	1,287

Total Ghana (Cost $1,200)			1,287

GUATEMALA 1.2%
SOVEREIGN ISSUES 1.2%
Guatemala Government International Bond
4.875% due 02/13/2028		$3,600	3,492
5.750% due 06/06/2022		16,500	17,807

Total Guatemala (Cost $20,726)			21,299

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$900	897
CNOOC Finance Ltd.
3.000% due 05/09/2023		2,500	2,416
CNOOC Finance USA LLC
3.500% due 05/05/2025		6,100	5,940
Nexen Energy ULC
6.400% due 05/15/2037		1,130	1,352
7.500% due 07/30/2039		3,370	4,592

Total Hong Kong (Cost $15,097)			15,197

INDIA 0.6%
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.375% due 08/05/2026		$11,600	10,857

Total India (Cost $11,707)			10,857

INDONESIA 7.5%
CORPORATE BONDS & NOTES 4.4%
Majapahit Holding BV
7.750% due 01/20/2020		$3,607	4,058
Pelabuhan Indonesia PT
4.250% due 05/05/2025		2,600	2,480
Pertamina Persero PT
4.300% due 05/20/2023		4,000	3,993
4.875% due 05/03/2022		12,000	12,363
5.250% due 05/23/2021		3,000	3,164
5.625% due 05/20/2043		1,000	925
6.000% due 05/03/2042		27,158	26,235
6.450% due 05/30/2044		5,700	5,793
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		1,000	1,030
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		14,900	16,018

			76,059

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,393
4.125% due 01/15/2025		$2,000	1,987
4.625% due 04/15/2043		400	390
4.750% due 01/08/2026		1,100	1,138
5.250% due 01/08/2047		2,000	2,002
5.375% due 10/17/2023		5,000	5,429
6.625% due 02/17/2037		6,360	7,378
6.750% due 01/15/2044		15,900	19,285
7.750% due 01/17/2038		7,225	9,305
8.500% due 10/12/2035		2,400	3,267

			53,574

Total Indonesia (Cost $129,486)			129,633

IRELAND 3.1%
CORPORATE BONDS & NOTES 3.1%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$6,000	5,960
6.604% due 02/03/2021		10,400	11,328
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		1,500	1,483
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,400
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,100	2,346
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		29,300	30,750

Total Ireland (Cost $51,790)			53,267

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.5%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		$2,000	2,086
7.250% due 01/15/2019		6,000	6,507

			8,593

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		1,100	1,102

Total Israel (Cost $9,701)			9,695

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$7,600	7,347
5.750% due 12/31/2032		99	92
6.375% due 03/03/2028		1,500	1,469

Total Ivory Coast (Cost $9,060)			8,908

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,646
7.875% due 07/28/2045		1,700	1,850

Total Jamaica (Cost $3,199)			3,496

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$10,200	9,688

Total Jordan (Cost $10,163)			9,688

KAZAKHSTAN 3.7%
CORPORATE BONDS & NOTES 2.5%
KazMunayGas National Co. JSC
6.375% due 04/09/2021		$10,781	11,729
7.000% due 05/05/2020		22,178	24,425
Samruk-Energy JSC
3.750% due 12/20/2017		7,400	7,455

			43,609

SOVEREIGN ISSUES 1.2%
Kazakhstan Government International Bond
4.875% due 10/14/2044		10,600	10,147

6.500% due 07/21/2045	9,000	10,339

		20,486

Total Kazakhstan (Cost $61,274)		64,095

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,796

Total Lithuania (Cost $1,749)		1,796

LUXEMBOURG 4.7%
CORPORATE BONDS & NOTES 4.7%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$12,400	12,297
6.000% due 11/27/2023	7,700	8,201
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	2,000	2,033
6.510% due 03/07/2022	12,913	14,296
7.288% due 08/16/2037	3,000	3,426
8.625% due 04/28/2034	1,100	1,424
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018	7,250	7,703
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019	4,200	4,397
5.400% due 03/24/2017	4,600	4,635
5.717% due 06/16/2021	8,600	9,163
6.125% due 02/07/2022	13,085	14,255

Total Luxembourg (Cost $78,682)		81,830

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045	$900	909

Total Malaysia (Cost $889)		909

MEXICO 9.3%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	93,349	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.1%
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026	$4,400	4,131
BBVA Bancomer S.A.
6.500% due 03/10/2021	3,000	3,246
Comision Federal de Electricidad
4.750% due 02/23/2027	2,800	2,695
5.750% due 02/14/2042	4,850	4,523
6.125% due 06/16/2045	4,900	4,716
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^	900	0
Petroleos Mexicanos
4.250% due 01/15/2025	1,000	922
4.875% due 01/24/2022	26,175	26,319
5.500% due 06/27/2044	32,630	27,318
6.375% due 01/23/2045	8,700	7,960
6.500% due 06/02/2041	10,420	9,811
6.625% due 06/15/2035	975	965
6.875% due 08/04/2026	12,500	13,219

Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		4,900	13

			105,838

SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
3.600% due 01/30/2025		7,265	7,022
4.000% due 10/02/2023		1,500	1,507
4.000% due 03/15/2115	EUR	9,550	8,487
4.600% due 01/23/2046		$7,412	6,680
5.550% due 01/21/2045		4,120	4,228
5.750% due 10/12/2110		15,300	14,191
6.050% due 01/11/2040		11,702	12,699

			54,814

Total Mexico (Cost $184,922)			160,652

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	3,370
10.875% due 04/06/2021		2,400	2,529

Total Mongolia (Cost $6,288)			5,899

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	5,930

Total Morocco (Cost $6,082)			5,930

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,376

Total Namibia (Cost $1,388)			1,376

NETHERLANDS 1.4%
BANK LOAN OBLIGATIONS 0.3%
Petroleo Netherland BV
2.914% due 04/25/2019		$4,900	4,602

CORPORATE BONDS & NOTES 1.1%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		14,000	11,726
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		7,000	7,536

			19,262

Total Netherlands (Cost $24,622)			23,864

OMAN 0.0%
SOVEREIGN ISSUES 0.0%
Oman Government International Bond
3.625% due 06/15/2021		$300	301

Total Oman (Cost $303)			301

PANAMA 1.5%
CORPORATE BONDS & NOTES 0.2%
ENA Norte Trust
4.950% due 04/25/2028		$1,538	1,600
Global Bank Corp.
4.500% due 10/20/2021		1,950	1,904

			3,504

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.000% due 09/22/2024		2,000	2,045
4.300% due 04/29/2053		1,500	1,350

6.700% due 01/26/2036		2,000	2,437
7.125% due 01/29/2026		7,642	9,457
8.125% due 04/28/2034		2,860	3,731
8.875% due 09/30/2027		735	1,012
9.375% due 01/16/2023		900	1,161
9.375% due 04/01/2029		1,000	1,415

			22,608

Total Panama (Cost $26,550)			26,112

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
4.625% due 01/25/2023		$1,000	1,015
6.100% due 08/11/2044		5,700	5,814

Total Paraguay (Cost $6,719)			6,829

PERU 1.3%
CORPORATE BONDS & NOTES 0.3%
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		$4,400	4,565

SOVEREIGN ISSUES 1.0%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,400	7,770
4.750% due 07/15/2025		2,000	2,087
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		7,700	7,623

			17,480

Total Peru (Cost $21,707)			22,045

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021		$940	1,048
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		4,300	5,469

Total Philippines (Cost $6,782)			6,517

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.250% due 04/06/2026		$12,000	11,544

Total Poland (Cost $11,916)			11,544

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	600	660
2.875% due 05/26/2028		100	108
6.125% due 01/22/2044		$300	351

Total Romania (Cost $1,138)			1,119

RUSSIA 1.3%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,289
VimpelCom Holdings BV
5.200% due 02/13/2019		100	104

			5,393

SOVEREIGN ISSUES 1.0%
Russia Government International Bond
4.500% due 04/04/2022		3,800	3,960
4.750% due 05/27/2026		10,000	10,261
5.625% due 04/04/2042		1,000	1,079

12.750% due 06/24/2028		1,525	2,597

			17,897

Total Russia (Cost $23,517)			23,290

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
2.375% due 10/26/2021		$300	292
3.250% due 10/26/2026		5,100	4,842

Total Saudi Arabia (Cost $5,331)			5,134

SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
8.750% due 05/13/2021		$6,300	7,060

Total Senegal (Cost $6,990)			7,060

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
5.875% due 12/03/2018		$900	943
7.250% due 09/28/2021		1,100	1,230

Total Serbia (Cost $2,183)			2,173

SLOVENIA 1.5%
SOVEREIGN ISSUES 1.5%
Slovenia Government International Bond
5.250% due 02/18/2024		$15,700	17,239
5.850% due 05/10/2023		8,600	9,702

Total Slovenia (Cost $27,730)			26,941

SOUTH AFRICA 2.1%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,038
6.500% due 04/15/2040		1,300	1,177
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		6,950	6,984
6.750% due 08/06/2023		10,600	10,700
Myriad International Holdings BV
5.500% due 07/21/2025		4,800	4,851

			26,750

SOVEREIGN ISSUES 0.6%
Republic of South Africa Government International Bond
5.875% due 05/30/2022		3,500	3,824
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,296
5.000% due 10/12/2046		3,800	3,526
5.375% due 07/24/2044		200	197

			10,843

Total South Africa (Cost $38,784)			37,593

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	4,100	4,685
Autonomous Community of Valencia
2.057% due 09/03/2017		250	266

Total Spain (Cost $5,039)			4,951

SRI LANKA 1.6%
CORPORATE BONDS & NOTES 0.4%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,503

SOVEREIGN ISSUES 1.2%
Sri Lanka Government International Bond
5.750% due 01/18/2022		7,000	6,919
5.875% due 07/25/2022		1,700	1,676
6.125% due 06/03/2025		5,100	4,824
6.250% due 07/27/2021		2,500	2,547
6.825% due 07/18/2026		500	493
6.850% due 11/03/2025		4,100	4,047

			20,506

Total Sri Lanka (Cost $28,134)			28,009

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$1,200	1,234

Total Supranational (Cost $1,192)			1,234

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,550	3,686

Total Sweden (Cost $3,727)			3,686

TANZANIA 0.3%
SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
7.250% due 03/09/2020		$4,978	5,235

Total Tanzania (Cost $5,210)			5,235

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$6,229	6,157
9.750% due 08/14/2019		975	1,054

			7,211

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		3,100	3,054

Total Trinidad and Tobago (Cost $10,379)			10,265

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	731
5.750% due 01/30/2025		$2,500	2,333
8.250% due 09/19/2027		5,800	6,171

Total Tunisia (Cost $9,530)			9,235

TURKEY 2.3%
CORPORATE BONDS & NOTES 0.1%
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$2,626	2,604

SOVEREIGN ISSUES 2.2%
Export Credit Bank of Turkey
5.375% due 02/08/2021		1,500	1,472
5.375% due 10/24/2023		2,800	2,606
Turkey Government International Bond
6.000% due 01/14/2041		16,580	15,420
6.750% due 05/30/2040		13,900	14,097
6.875% due 03/17/2036		3,900	4,024
7.250% due 03/05/2038		1,000	1,070

			38,689

Total Turkey (Cost $49,011)			41,293

UKRAINE 2.0%
SOVEREIGN ISSUES 2.0%
Ukraine Government International Bond
7.750% due 09/01/2019	$14,800	14,926
7.750% due 09/01/2020	7,300	7,240
7.750% due 09/01/2021	1,000	981
7.750% due 09/01/2023	2,600	2,502
7.750% due 09/01/2024	3,000	2,857
7.750% due 09/01/2027	6,300	5,886

Total Ukraine (Cost $33,762)		34,392

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037	$4,800	5,141

Total United Arab Emirates (Cost $5,305)		5,141

UNITED STATES 5.8%
ASSET-BACKED SECURITIES 0.1%
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	$281	177
6.172% due 06/25/2036 ^	439	232
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	387	191
6.000% due 07/25/2047 ^	139	111
Soundview Home Loan Trust
1.106% due 03/25/2036	1,300	1,097

		1,808

CORPORATE BONDS & NOTES 1.6%
Rio Oil Finance Trust
9.250% due 07/06/2024	21,174	20,010
9.750% due 01/06/2027	5,491	5,079
Southern Copper Corp.
5.250% due 11/08/2042	2,100	1,931

		27,020

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust
3.160% due 11/25/2035 ^	247	209
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,781	1,812
Banc of America Funding Trust
3.425% due 11/20/2035 ^	222	198
5.888% due 04/25/2037 ^	298	258
BCAP LLC Trust
2.452% due 05/26/2037	4,599	3,794
Bear Stearns Adjustable Rate Mortgage Trust
2.991% due 02/25/2036 ^	182	154
3.258% due 01/25/2035	26	26
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	381	370
3.043% due 07/25/2046 ^	144	123
Countrywide Alternative Loan Trust
0.926% due 01/25/2037 ^	135	125
1.106% due 05/25/2036 ^	980	504
5.750% due 03/25/2037 ^	217	188
6.250% due 11/25/2036 ^	140	123
Countrywide Home Loan Mortgage Pass-Through Trust
2.972% due 03/25/2037 ^	162	115
2.974% due 04/20/2036 ^	104	92
3.130% due 09/25/2047 ^	99	92
3.141% due 02/25/2047 ^	160	132
Deutsche ALT-A Securities, Inc.
3.089% due 10/25/2035	106	87
5.000% due 10/25/2018	46	47
5.500% due 12/25/2035 ^	290	244
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	185	161
5.886% due 10/25/2036 ^	185	161

GSMPS Mortgage Loan Trust
1.106% due 01/25/2036	274	231
HarborView Mortgage Loan Trust
3.224% due 08/19/2036 ^	46	42
IndyMac Mortgage Loan Trust
1.056% due 06/25/2037 ^	187	95
2.989% due 06/25/2036	231	220
3.030% due 10/25/2035	183	151
3.141% due 08/25/2036	274	262
JPMorgan Mortgage Trust
3.104% due 08/25/2035	259	257
3.132% due 11/25/2035	139	132
3.202% due 04/25/2035	61	62
Luminent Mortgage Trust
0.764% due 12/25/2036 ^	138	115
MASTR Alternative Loan Trust
1.156% due 03/25/2036	150	29
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	463	472
Morgan Stanley Capital Trust
5.902% due 06/11/2049	260	264
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	771	673
Sequoia Mortgage Trust
2.871% due 01/20/2047 ^	95	77
Structured Adjustable Rate Mortgage Loan Trust
2.793% due 10/25/2037 ^	157	111
3.051% due 05/25/2036 ^	521	478
3.139% due 09/25/2036 ^	443	321
3.263% due 11/25/2035 ^	160	128
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	64
WaMu Mortgage Pass-Through Certificates Trust
1.126% due 05/25/2034	156	134
2.137% due 01/25/2037 ^	204	175
2.361% due 04/25/2037 ^	137	119
2.523% due 05/25/2037 ^	274	220
2.676% due 12/25/2036 ^	422	389

		14,236

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	107
Israel Government AID Bond
5.500% due 04/26/2024	100	121

		228

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
2.500% due 02/15/2046	28,200	25,004
U.S. Treasury Notes
1.375% due 04/30/2021 (i)(k)	33,500	32,838

		57,842

Total United States (Cost $105,650)		101,134

URUGUAY 1.9%
SOVEREIGN ISSUES 1.9%
Uruguay Government International Bond
4.375% due 10/27/2027	$10,675	10,756
4.500% due 08/14/2024	3,098	3,237
5.100% due 06/18/2050	11,700	10,559
7.875% due 01/15/2033	6,650	8,405

Total Uruguay (Cost $34,176)		32,957

VENEZUELA 3.5%
CORPORATE BONDS & NOTES 1.9%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017 (g)	$2,245	2,026
5.375% due 04/12/2027	55,699	20,887
5.500% due 04/12/2037	19,263	7,127
8.500% due 11/02/2017	3,967	3,154

		33,194

SOVEREIGN ISSUES 1.6%
Venezuela Government International Bond
7.000% due 03/31/2038 (g)		19,240	8,177
7.650% due 04/21/2025		15,989	7,355
8.250% due 10/13/2024		25,239	11,862
9.000% due 05/07/2023		2	1
9.250% due 05/07/2028		240	111

			27,506

Total Venezuela (Cost $100,835)			60,700

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,733	1,695

Total Vietnam (Cost $1,562)			1,695

VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$6,400	6,323
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,174	1,174
QGOG Constellation S.A.
6.250% due 11/09/2019		1,500	998
Rosneft Finance S.A.
6.625% due 03/20/2017		17,600	17,774
7.250% due 02/02/2020		3,550	3,909
7.875% due 03/13/2018		3,500	3,696

Total Virgin Islands (British) (Cost $33,271)			33,874

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (f) 0.1%			2,032

JAPAN TREASURY BILLS 0.3%
(0.417)% due 04/06/2017 (c)(d)	JPY	610,000	5,225

MEXICO TREASURY BILLS 0.3%
5.789% due 02/02/2017 (c)(d)	MXN	110,000	5,281

U.S. TREASURY BILLS 0.5%
0.476% due 03/02/2017 - 03/09/2017 (b)(c)(i)(k)		$8,827	8,820

Total Short-Term Instruments (Cost $21,433)			21,358

Total Investments in Securities (Cost $1,752,009)			1,646,206

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III		8,701,301	86,012

Total Short-Term Instruments (Cost $86,017)			86,012

Total Investments in Affiliates (Cost $86,017)			86,012

Total Investments 99.7% (Cost $1,838,026)			$1,732,218
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $9,474)			(512)
Other Assets and Liabilities, net 0.3%			5,939

Net Assets 100.0%			$1,737,645

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	11/18/2014 - 05/12/2015	$3,208	$1,094	0.06%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	05/28/2014 - 05/11/2015	7,356	2,185	0.13

				$10,564	$3,279	0.19%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,032	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,076)	$2,032	$2,032

Total Repurchase Agreements						$(2,076)	$2,032	$2,032

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(1.100)%	08/05/2016	TBD	(4)	$(1,140)	$(1,134)
CFR	(0.250)	12/16/2016	12/16/2017		(4,512)	(4,512)
JML	(6.000)	12/02/2016	12/02/2017		(1,766)	(1,761)
	(6.000)	12/20/2016	TBD	(4)	(89)	(89)

Total Reverse Repurchase Agreements						$(7,496)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(31,327) at a weighted average interest rate of (0.564)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

(g)	Securities with an aggregate market value of $7,388 and cash of $199 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	1,142	$1,387	$0	$(28)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	62	62	21	0

Total Futures Contracts				$1,449	$21	$(28)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-26 5-Year Index	1.000%	12/20/2021	$36,300	$(2,265)	$(196)	$0	$(18)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	4,900	$(192)	$(6)	$0	$0
Pay	1-Year BRL-CDI	8.220	01/02/2017		145,000	(5,636)	(304)	3	0
Pay	1-Year BRL-CDI	8.285	01/02/2017		163,300	(6,247)	(367)	4	0
Pay	1-Year BRL-CDI	8.320	01/02/2017		50,200	(1,884)	(47)	1	0
Pay	1-Year BRL-CDI	8.860	01/02/2017		3,300	(96)	(4)	0	0
Pay	1-Year BRL-CDI	10.910	01/02/2017		26,800	315	8	0	0
Pay	1-Year BRL-CDI	12.255	01/02/2017		413,500	1,313	227	1	0
Pay	1-Year BRL-CDI	13.730	01/02/2017		180,400	(240)	(38)	0	(1)
Pay	1-Year BRL-CDI	13.820	01/02/2017		198,600	186	17	1	0
Pay	1-Year BRL-CDI	13.900	01/02/2017		34,000	(20)	(14)	0	0
Pay	1-Year BRL-CDI	15.230	01/02/2017		150,600	603	6	0	(1)
Receive	1-Year BRL-CDI	12.550	07/03/2017		427,000	(10)	(7)	0	0
Pay	1-Year BRL-CDI	12.120	01/02/2018		67,500	71	71	0	(1)
Pay	1-Year BRL-CDI	13.375	01/02/2018		22,100	49	44	0	0
Pay	1-Year BRL-CDI	11.500	01/02/2019		108,500	(164)	(157)	2	0
Pay	1-Year BRL-CDI	11.610	01/02/2019		64,000	(147)	(148)	1	0
Pay	1-Year BRL-CDI	12.435	01/02/2019		7,500	(33)	(17)	0	0
Pay	1-Year BRL-CDI	12.440	01/02/2019		200	1	1	0	0
Pay	1-Year BRL-CDI	16.150	01/04/2021		22,320	(853)	(88)	8	0
Pay	1-Year BRL-CDI	11.680	01/02/2025		10,500	37	36	9	0
Pay	1-Year BRL-CDI	11.790	01/02/2025		74,500	361	470	62	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		25,900	181	98	20	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		$300	(2)	(2)	0	(1)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		7,000	391	75	0	(24)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		22,700	(611)	6	0	(193)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		500	13	35	0	(4)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		800	66	131	0	(7)

						$(12,548)	$26	$112	$(232)

Total Swap Agreements						$(14,813)	$(170)	$112	$(250)

(i)	Securities with an aggregate market value of $8,466 and cash of $1,735 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	$	31,190	EUR	29,990	$384	$0
	02/2017	BRL	38,733	$	11,789	0	(14)
	02/2017	EUR	29,990		31,233	0	(383)
	07/2017	CNH	371,028		54,351	2,894	0
	07/2017	$	52,632	BRL	180,000	103	0
BPS	01/2017	EUR	38,401	$	40,730	301	0
	01/2017	$	8,800	EUR	8,411	55	0
	02/2017	GBP	11,046	$	13,783	156	0
	02/2017	JPY	843,800		7,966	731	0
	04/2017	BRL	61,800		17,730	0	(795)
	10/2017	$	53,149	BRL	198,000	3,663	0
CBK	01/2017	KRW	3,519,555	$	3,072	157	0
	02/2017	JPY	1,863,100		17,171	1,196	0
	04/2017	$	30,094	BRL	100,000	0	(119)
DUB	01/2017	BRL	5,619	$	1,724	0	(2)
	01/2017	$	1,658	BRL	5,619	68	0
FBF	01/2017	BRL	5,617	$	1,658	0	(68)
	01/2017	$	1,724	BRL	5,617	2	0
GLM	02/2017	JPY	1,904,900	$	17,671	1,338	0
	02/2017	$	7,301	GBP	5,729	0	(234)
	03/2017	TWD	244,572	$	7,772	222	0
HUS	01/2017	SGD	7,579		5,435	202	0
	01/2017	$	3,665	CNH	25,548	0	(5)
	01/2017		3,665	CNY	25,548	7	0
	02/2017	CNH	36,116	$	5,312	202	0
	02/2017	CNY	25,439		3,734	127	0
	02/2017	JPY	1,331,400		12,082	666	0
	12/2017	CNH	25,548		3,504	11	0
	12/2017	CNY	25,548		3,504	4	0
IND	02/2017	$	55,715	JPY	5,859,200	0	(5,476)
JPM	01/2017	CNH	25,548	$	3,732	72	0
	02/2017	ZAR	96,895		7,019	9	0
	04/2017	BRL	191,600		55,153	0	(2,280)
	04/2017	JPY	330,000		2,813	0	(24)
	04/2017	$	51,944	BRL	176,000	814	0
	10/2017	BRL	198,000	$	55,999	0	(813)
MSB	01/2017	$	218	MYR	963	0	(3)
	03/2017	MYR	963	$	217	4	0
	04/2017	BRL	90,000		26,135	0	(843)
	04/2017	$	19,648	BRL	67,400	555	0
	07/2017	BRL	180,000	$	51,551	0	(1,184)
SCX	01/2017		44,397		13,563	0	(78)
	01/2017	MYR	963		230	15	0
	01/2017	$	13,622	BRL	44,397	18	0
	02/2017	MXN	109,117	$	5,315	73	0
	02/2017	$	13,442	BRL	44,397	87	0
TOR	01/2017	BRL	44,395	$	13,622	0	(19)
	01/2017	$	13,088	BRL	44,395	552	0
UAG	03/2017	TWD	83,602	$	2,685	105	0
	04/2017	JPY	280,000		2,386	0	(21)
	07/2017	CNH	24,637		3,608	191	0

Total Forward Foreign Currency Contracts						$14,984	$(12,361)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	7,200	$(58)	$(5)
CBK	Call - OTC GBP versus USD		1.302	01/30/2017		2,900	(27)	(2)
FBF	Call - OTC USD versus BRL	BRL	3.600	02/14/2017		$5,200	(50)	(16)
	Call - OTC USD versus BRL		3.700	03/17/2017		9,100	(114)	(45)

							$(249)	$(68)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	02/16/2017	$39,500	$(282)	$(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	39,500	(316)	(413)

							$(598)	$(434)

Total Written Options							$(964)	$(502)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2018	1.168%	$6,300	$(128)	$110	$0	$(18)
	Brazil Government International Bond	1.000	06/20/2020	1.936	2,200	(95)	28	0	(67)
	Brazil Government International Bond	1.000	09/20/2025	3.428	1,755	(319)	24	0	(295)
	Colombia Government International Bond	1.000	06/20/2019	0.892	12,500	(28)	66	38	0
	Colombia Government International Bond	1.000	09/20/2020	1.231	1,600	(66)	53	0	(13)
	Panama Government International Bond	1.000	03/20/2019	0.619	7,500	(19)	85	66	0
	Peru Government International Bond	1.000	03/20/2019	0.495	10,000	(69)	184	115	0
	Peru Government International Bond	1.000	09/20/2020	0.762	700	(22)	28	6	0
	Russia Government International Bond	1.000	12/20/2020	1.403	3,300	(335)	286	0	(49)
	Russia Government International Bond	1.000	06/20/2021	1.622	14,700	(919)	538	0	(381)
BPS	Indonesia Government International Bond	1.000	12/20/2021	1.560	300	(9)	1	0	(8)
	Mexico Government International Bond	1.000	06/20/2017	0.409	800	2	1	3	0
	Mexico Government International Bond	1.000	06/20/2018	0.637	1,300	8	(1)	7	0
	Peru Government International Bond	1.000	06/20/2018	0.402	3,700	27	7	34	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	3.945	2,400	36	70	106	0
	Brazil Government International Bond	1.000	06/20/2018	1.042	10,000	(57)	55	0	(2)
	Brazil Government International Bond	1.000	06/20/2019	1.406	400	(10)	6	0	(4)
	Brazil Government International Bond	1.000	12/20/2020	2.211	10,100	(1,355)	902	0	(453)
	Colombia Government International Bond	1.000	09/20/2020	1.231	1,500	(64)	52	0	(12)
	Indonesia Government International Bond	1.000	03/20/2024	2.028	4,100	(458)	196	0	(262)
	Mexico Government International Bond	1.000	06/20/2017	0.409	4,500	13	1	14	0
	Mexico Government International Bond	1.000	09/20/2021	1.480	10,748	(407)	182	0	(225)
	Russia Government International Bond	1.000	12/20/2020	1.403	5,400	(504)	423	0	(81)
	South Africa Government International Bond	1.000	12/20/2021	2.140	3,000	(203)	47	0	(156)
CBK	Brazil Government International Bond	1.000	06/20/2018	1.042	5,000	(28)	27	0	(1)
	Colombia Government International Bond	1.000	06/20/2019	0.892	6,100	14	4	18	0
	Indonesia Government International Bond	1.000	03/20/2024	2.028	4,100	(453)	191	0	(262)
	Panama Government International Bond	1.000	06/20/2019	0.684	2,200	7	11	18	0
DUB	Brazil Government International Bond	1.000	06/20/2018	1.042	4,300	(20)	19	0	(1)
	Colombia Government International Bond	1.000	06/20/2019	0.892	4,200	(5)	18	13	0
	Colombia Government International Bond	1.000	09/20/2020	1.231	1,000	(42)	34	0	(8)
	Mexico Government International Bond	1.000	09/20/2021	1.480	4,000	(100)	16	0	(84)
	Panama Government International Bond	1.000	03/20/2019	0.619	2,000	(5)	23	18	0
	Panama Government International Bond	1.000	06/20/2019	0.684	14,300	51	64	115	0
	Penerbangan Malaysia Bhd.	1.000	12/20/2018	0.581	14,300	(71)	194	123	0
	Penerbangan Malaysia Bhd.	1.000	06/20/2019	0.731	400	0	3	3	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	0.922	2,100	(12)	18	6	0
FBF	Brazil Government International Bond	1.000	09/20/2020	2.084	1,600	(83)	22	0	(61)
	Colombia Government International Bond	1.000	09/20/2020	1.231	600	(24)	19	0	(5)
	Peru Government International Bond	1.000	03/20/2019	0.495	2,100	(14)	38	24	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	3.945	2,100	20	73	93	0
	Brazil Government International Bond	1.000	06/20/2019	1.406	2,200	(62)	41	0	(21)
	Brazil Government International Bond	1.000	12/20/2020	2.211	1,300	(139)	81	0	(58)
	Chile Government International Bond	1.000	09/20/2020	0.632	3,000	6	35	41	0
	Colombia Government International Bond	1.000	06/20/2019	0.892	5,000	13	2	15	0
	Indonesia Government International Bond	1.000	03/20/2024	2.028	3,600	(398)	168	0	(230)
	Mexico Government International Bond	1.000	06/20/2021	1.407	2,400	(42)	2	0	(40)
	Panama Government International Bond	1.000	06/20/2019	0.684	4,100	11	22	33	0
	Russia Government International Bond	1.000	12/20/2020	1.403	7,250	(735)	627	0	(108)
HUS	Brazil Government International Bond	1.000	06/20/2018	1.042	3,300	(15)	14	0	(1)
	Brazil Government International Bond	1.000	09/20/2020	2.084	1,200	(65)	20	0	(45)
	Brazil Government International Bond	1.000	12/20/2020	2.211	1,100	(118)	69	0	(49)
	Colombia Government International Bond	1.000	06/20/2019	0.892	10,000	(33)	63	30	0
	Mexico Government International Bond	1.000	03/20/2017	0.362	2,900	4	1	5	0
	Panama Government International Bond	1.000	06/20/2019	0.684	8,700	29	41	70	0
	Russia Government International Bond	1.000	12/20/2020	1.403	1,100	(92)	76	0	(16)
	Turkey Government International Bond	1.000	12/20/2019	1.882	18,600	(494)	32	0	(462)
JPM	Brazil Government International Bond	1.000	09/20/2018	1.115	5,000	(76)	68	0	(8)
	Brazil Government International Bond	1.000	12/20/2019	1.563	1,300	(23)	2	0	(21)
	Brazil Government International Bond	1.000	09/20/2020	2.084	600	(34)	11	0	(23)
	Colombia Government International Bond	1.000	06/20/2019	0.892	10,900	24	9	33	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2020	1.944	2,200	(288)	211	0	(77)
	Panama Government International Bond	1.000	06/20/2019	0.684	11,000	28	61	89	0
	Peru Government International Bond	1.000	06/20/2018	0.402	1,300	9	3	12	0
NGF	Russia Government International Bond	1.000	12/20/2020	1.403	3,000	(264)	219	0	(45)
	South Africa Government International Bond	1.000	12/20/2021	2.140	200	(13)	3	0	(10)
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.247	2,000	3	(3)	0	0
UAG	Brazil Government International Bond	1.030	07/20/2017	0.668	3,875	0	26	26	0

						$(8,510)	$6,022	$1,174	$(3,662)

Total Swap Agreements						$(8,510)	$6,022	$1,174	$(3,662)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $10,676 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$103,588	$0	$103,588
Azerbaijan
Corporate Bonds & Notes	0	3,453	0	3,453
Sovereign Issues	0	5,385	0	5,385
Brazil
Corporate Bonds & Notes	0	110,401	0	110,401
Sovereign Issues	0	12,214	0	12,214
Cayman Islands
Corporate Bonds & Notes	0	20,873	4,551	25,424
Chile
Corporate Bonds & Notes	0	53,983	0	53,983
Sovereign Issues	0	2,056	0	2,056
China
Corporate Bonds & Notes	0	27,552	0	27,552
Sovereign Issues	0	2,076	0	2,076
Colombia
Corporate Bonds & Notes	0	22,174	0	22,174
Sovereign Issues	0	16,264	0	16,264
Costa Rica
Sovereign Issues	0	9,520	0	9,520
Dominican Republic
Sovereign Issues	0	8,310	0	8,310
Ecuador
Sovereign Issues	0	13,509	0	13,509
El Salvador
Sovereign Issues	0	26,033	0	26,033
Ethiopia
Sovereign Issues	0	3,700	0	3,700
Gabon
Sovereign Issues	0	8,427	0	8,427
Germany
Corporate Bonds & Notes	0	10,642	0	10,642
Ghana
Sovereign Issues	0	1,287	0	1,287
Guatemala
Sovereign Issues	0	21,299	0	21,299
Hong Kong
Corporate Bonds & Notes	0	15,197	0	15,197
India
Sovereign Issues	0	10,857	0	10,857
Indonesia
Corporate Bonds & Notes	0	76,059	0	76,059
Sovereign Issues	0	53,574	0	53,574
Ireland
Corporate Bonds & Notes	0	53,267	0	53,267
Israel
Corporate Bonds & Notes	0	8,593	0	8,593
Sovereign Issues	0	1,102	0	1,102
Ivory Coast
Sovereign Issues	0	8,908	0	8,908
Jamaica
Sovereign Issues	0	3,496	0	3,496
Jordan
Sovereign Issues	0	9,688	0	9,688
Kazakhstan
Corporate Bonds & Notes	0	43,609	0	43,609
Sovereign Issues	0	20,486	0	20,486
Lithuania
Sovereign Issues	0	1,796	0	1,796
Luxembourg
Corporate Bonds & Notes	0	81,830	0	81,830
Malaysia
Corporate Bonds & Notes	0	909	0	909
Mexico
Corporate Bonds & Notes	0	105,838	0	105,838
Sovereign Issues	0	54,814	0	54,814
Mongolia
Sovereign Issues	0	5,899	0	5,899
Morocco
Sovereign Issues	0	5,930	0	5,930
Namibia
Sovereign Issues	0	1,376	0	1,376
Netherlands
Bank Loan Obligations	0	0	4,602	4,602
Corporate Bonds & Notes	0	19,262	0	19,262
Oman
Sovereign Issues	0	301	0	301
Panama
Corporate Bonds & Notes	0	3,504	0	3,504
Sovereign Issues	0	22,608	0	22,608
Paraguay
Sovereign Issues	0	6,829	0	6,829
Peru
Corporate Bonds & Notes	0	4,565	0	4,565
Sovereign Issues	0	17,480	0	17,480
Philippines
Corporate Bonds & Notes	0	6,517	0	6,517
Poland
Sovereign Issues	0	11,544	0	11,544
Romania
Sovereign Issues	0	1,119	0	1,119
Russia
Corporate Bonds & Notes	0	5,393	0	5,393
Sovereign Issues	0	17,897	0	17,897
Saudi Arabia
Sovereign Issues	0	5,134	0	5,134
Senegal
Sovereign Issues	0	7,060	0	7,060
Serbia
Sovereign Issues	0	2,173	0	2,173
Slovenia
Sovereign Issues	0	26,941	0	26,941
South Africa
Corporate Bonds & Notes	0	26,750	0	26,750
Sovereign Issues	0	10,843	0	10,843
Spain
Sovereign Issues	0	4,951	0	4,951
Sri Lanka
Corporate Bonds & Notes	0	7,503	0	7,503
Sovereign Issues	0	20,506	0	20,506
Supranational
Corporate Bonds & Notes	0	1,234	0	1,234
Sweden
Corporate Bonds & Notes	0	3,686	0	3,686
Tanzania
Sovereign Issues	0	5,235	0	5,235
Trinidad and Tobago
Corporate Bonds & Notes	0	7,211	0	7,211
Sovereign Issues	0	3,054	0	3,054
Tunisia
Sovereign Issues	0	9,235	0	9,235
Turkey
Corporate Bonds & Notes	0	2,604	0	2,604
Sovereign Issues	0	38,689	0	38,689
Ukraine
Sovereign Issues	0	34,392	0	34,392
United Arab Emirates
Corporate Bonds & Notes	0	5,141	0	5,141
United States
Asset-Backed Securities	0	1,808	0	1,808
Corporate Bonds & Notes	0	27,020	0	27,020
Non-Agency Mortgage-Backed Securities	0	14,236	0	14,236
U.S. Government Agencies	0	228	0	228
U.S. Treasury Obligations	0	57,842	0	57,842
Uruguay
Sovereign Issues	0	32,957	0	32,957
Venezuela
Corporate Bonds & Notes	0	33,194	0	33,194
Sovereign Issues	0	27,506	0	27,506
Vietnam
Sovereign Issues	0	1,695	0	1,695
Virgin Islands (British)
Corporate Bonds & Notes	0	33,874	0	33,874
Short-Term Instruments
Repurchase Agreements	0	2,032	0	2,032
Japan Treasury Bills	0	5,225	0	5,225
Mexico Treasury Bills	0	5,281	0	5,281
U.S. Treasury Bills	0	8,820	0	8,820
	$0	$1,637,053	$9,153	$1,646,206

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,012	$0	$0	$86,012

Total Investments	$86,012	$1,637,053	$9,153	$1,732,218

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	112	0	133
Over the counter	0	16,158	0	16,158
	$21	$16,270	$0	$16,291

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(250)	0	(278)
Over the counter	0	(16,525)	0	(16,525)

	$(28)	$(16,775)	$0	$(16,803)

Total Financial Derivative Instruments	$(7)	$(505)	$0	$(512)

Totals	$86,005	$1,636,548	$9,153	$1,731,706

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%
ARGENTINA 2.4%
CORPORATE BONDS & NOTES 2.4%
Cablevision S.A.
6.500% due 06/15/2021	$500	$509
Cia General de Combustibles S.A.
9.500% due 11/07/2021	400	404
Petrobras Argentina S.A.
7.375% due 07/21/2023	1,000	977
YPF S.A.
8.500% due 03/23/2021	100	108
8.500% due 07/28/2025	1,200	1,220
8.750% due 04/04/2024	100	104

Total Argentina (Cost $3,288)		3,322

AUSTRIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Sappi Papier Holding GmbH
7.500% due 06/15/2032	$900	837

Total Austria (Cost $856)		837

AZERBAIJAN 0.2%
CORPORATE BONDS & NOTES 0.2%
International Bank of Azerbaijan OJSC
5.625% due 06/11/2019	$300	299

Total Azerbaijan (Cost $287)		299

BARBADOS 0.5%
CORPORATE BONDS & NOTES 0.5%
Columbus Cable Barbados Ltd
7.375% due 03/30/2021	$700	748

Total Barbados (Cost $724)		748

BERMUDA 3.3%
CORPORATE BONDS & NOTES 3.3%
CBQ Finance Ltd.
7.500% due 11/18/2019	$800	900
Digicel Group Ltd.
8.250% due 09/30/2020	1,665	1,437
Digicel Ltd.
6.000% due 04/15/2021	900	818
Noble Group Ltd.
6.750% due 01/29/2020	300	252
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	1,200	1,179

Total Bermuda (Cost $4,799)		4,586

BRAZIL 9.6%
CORPORATE BONDS & NOTES 9.6%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018	$400	335
Banco Bradesco S.A.
5.750% due 03/01/2022	300	311
Banco BTG Pactual S.A.
4.000% due 01/16/2020	710	662
Banco do Brasil S.A.
6.250% due 04/15/2024 (b)	400	295
9.000% due 06/18/2024 (b)	254	240
BR Properties S.A.
9.000% due 01/30/2017 (b)	636	604

Braskem America Finance Co.
7.125% due 07/22/2041		200	203
Braskem Finance Ltd.
5.750% due 04/15/2021		650	687
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	490
Cosan Luxembourg S.A.
7.000% due 01/20/2027		400	401
CSN Islands Corp.
6.875% due 09/21/2019		350	274
CSN Resources S.A.
6.500% due 07/21/2020		210	155
Embraer Netherlands Finance BV
5.050% due 06/15/2025		750	749
Itau Unibanco Holding S.A.
6.200% due 12/21/2021		360	381
Minerva Luxembourg S.A.
6.500% due 09/20/2026		200	194
Odebrecht Finance Ltd.
4.375% due 04/25/2025		300	176
7.125% due 06/26/2042		1,050	622
Petrobras Global Finance BV
4.375% due 05/20/2023		800	701
5.375% due 01/27/2021		200	196
8.375% due 05/23/2021		2,100	2,268
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^		200	110
5.375% due 09/26/2024 ^		800	440
5.750% due 10/24/2023 ^		200	110
Suzano Austria GmbH
5.750% due 07/14/2026		550	531
Vale Overseas Ltd.
4.375% due 01/11/2022		200	197
6.875% due 11/21/2036		600	594
6.875% due 11/10/2039		400	391
Votorantim Cimentos S.A.
3.500% due 07/13/2022	EUR	500	519
7.250% due 04/05/2041		$560	524

Total Brazil (Cost $13,017)			13,360

CANADA 0.9%
CORPORATE BONDS & NOTES 0.9%
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$1,300	1,299

Total Canada (Cost $1,004)			1,299

CAYMAN ISLANDS 6.4%
CORPORATE BONDS & NOTES 6.4%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	496
Alpha Star Holding Ltd.
4.970% due 04/09/2019		500	491
Baidu, Inc.
3.500% due 11/28/2022		300	301
BR Malls International Finance Ltd.
8.500% due 04/21/2017 (b)		400	396
Comcel Trust via Comunicaciones Celulares S.A.
6.875% due 02/06/2024		650	658
Formosa Group Cayman Ltd.
3.375% due 04/22/2025		500	477
Global A&T Electronics Ltd.
10.000% due 02/01/2019		200	154
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		600	601
MAF Global Securities Ltd.
7.125% due 10/29/2018 (b)		400	421
MCE Finance Ltd.
5.000% due 02/15/2021		450	449
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (c)		4,018	1,196
QNB Finance Ltd.
2.750% due 10/31/2018		300	302
2.875% due 04/29/2020		300	301
Sable International Finance Ltd.
6.875% due 08/01/2022		400	418
Saudi Electricity Global Sukuk Co.
4.000% due 04/08/2024		650	669
Shimao Property Holdings Ltd.
6.625% due 01/14/2020 (e)		300	311

Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023	200	214
Tencent Holdings Ltd.
3.375% due 03/05/2018	200	203
Wynn Macau Ltd.
5.250% due 10/15/2021	850	861

Total Cayman Islands (Cost $11,457)		8,919

CHILE 2.7%
CORPORATE BONDS & NOTES 2.7%
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	$100	102
4.750% due 01/11/2022	300	312
Cencosud S.A.
5.150% due 02/12/2025	950	961
Colbun S.A.
4.500% due 07/10/2024	400	404
Empresa Electrica Guacolda S.A.
4.560% due 04/30/2025	200	182
Enersis Americas S.A.
4.000% due 10/25/2026	300	287
Inversiones CMPC S.A.
4.750% due 09/15/2024	350	359
Itau CorpBanca
3.875% due 09/22/2019	300	310
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	428	424
4.500% due 08/15/2025	509	494

Total Chile (Cost $3,790)		3,835

CHINA 1.7%
CORPORATE BONDS & NOTES 1.7%
Bank of China Ltd.
5.000% due 11/13/2024	$600	623
CCCI Treasure Ltd.
3.500% due 04/21/2020 (b)	300	302
China Construction Bank Corp.
3.875% due 05/13/2025	300	303
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025	500	516
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	200
4.125% due 05/06/2026	400	399

Total China (Cost $2,336)		2,343

COLOMBIA 4.0%

	SHARES
COMMON STOCKS 0.2%
Pacific Exploration and Production Corp. (a)
	8,095	354

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.8%
Banco de Bogota S.A.
5.375% due 02/19/2023	$250	254
6.250% due 05/12/2026	800	818
Bancolombia S.A.
5.125% due 09/11/2022	700	715
5.950% due 06/03/2021	240	261
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	550	538
8.500% due 03/30/2020 (b)	300	268
Ecopetrol S.A.
5.875% due 09/18/2023	900	955
5.875% due 05/28/2045	500	434
7.375% due 09/18/2043	400	407

Grupo Aval Ltd.
4.750% due 09/26/2022	650	643

		5,293

Total Colombia (Cost $6,696)		5,647

DOMINICAN REPUBLIC 0.3%
CORPORATE BONDS & NOTES 0.3%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019	$400	418

Total Dominican Republic (Cost $397)		418

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021	$1,000	1,004

Total Germany (Cost $1,001)		1,004

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022	$325	313

Total Guatemala (Cost $326)		313

HONG KONG 1.8%
CORPORATE BONDS & NOTES 1.8%
AIA Group Ltd.
3.200% due 03/11/2025	$300	290
China Cinda Finance Ltd.
3.125% due 04/23/2020	300	299
Citic Pacific Ltd.
6.800% due 01/17/2023	400	465
CNOOC Finance Ltd.
3.000% due 05/09/2023	700	677
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	526
Swire Properties MTN Financing Ltd.
3.625% due 01/13/2026	200	198

Total Hong Kong (Cost $2,466)		2,455

INDIA 2.5%
CORPORATE BONDS & NOTES 2.0%
ABJA Investment Co. Pte. Ltd.
5.950% due 07/31/2024	$250	245
Bharti Airtel Ltd.
4.375% due 06/10/2025	500	493
ICICI Bank Ltd.
3.500% due 03/18/2020	500	508
Indian Oil Corp. Ltd.
5.625% due 08/02/2021	300	327
NTPC Ltd.
4.750% due 10/03/2022	300	319
ONGC Videsh Ltd.
4.625% due 07/15/2024	350	361
Reliance Industries Ltd.
4.125% due 01/28/2025 (e)	550	549

		2,802

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.375% due 08/05/2026	700	655

Total India (Cost $3,480)		3,457

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Listrindo Capital BV
4.950% due 09/14/2026	$200	195

Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024	700	721

Total Indonesia (Cost $885)		916

IRELAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$500	567
Borets Finance Ltd.
7.625% due 09/26/2018	300	300
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.625% due 10/14/2022	600	670
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	500	497
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022	500	494

Total Ireland (Cost $2,280)		2,528

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027	$800	760

Total Jordan (Cost $797)		760

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Zhaikmunai LLP
6.375% due 02/14/2019	$700	684

Total Kazakhstan (Cost $718)		684

LUXEMBOURG 6.5%
CORPORATE BONDS & NOTES 6.5%
Altice Financing S.A.
6.625% due 02/15/2023	$400	412
7.500% due 05/15/2026	400	417
Altice Finco S.A.
7.625% due 02/15/2025	1,700	1,723
Evraz Group S.A.
8.250% due 01/28/2021	200	220
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	820	813
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	300	332
8.625% due 04/28/2034	800	1,036
MHP S.A.
8.250% due 04/02/2020	600	579
Millicom International Cellular S.A.
6.000% due 03/15/2025	400	395
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024	1,300	1,324
Ultrapar International S.A.
5.250% due 10/06/2026	900	887
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022	900	971

Total Luxembourg (Cost $8,507)		9,109

MAURITIUS 1.2%
CORPORATE BONDS & NOTES 1.2%
Greenko Investment Co.
4.875% due 08/16/2023	$800	759
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024	500	461
6.500% due 10/13/2026	500	495

Total Mauritius (Cost $1,775)		1,715

MEXICO 4.4%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)
		172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.4%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$850	974
Banco Mercantil del Norte S.A.
5.750% due 10/04/2031		550	512
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5.950% due 01/30/2024		400	409
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	465
6.750% due 09/30/2022		500	546
Cemex S.A.B. de C.V.
5.700% due 01/11/2025		600	606
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		200	191
Grupo Bimbo S.A.B. de C.V.
3.875% due 06/27/2024		350	349
Grupo Televisa S.A.B.
6.125% due 01/31/2046		300	299
Hipotecaria Su Casita S.A. de C.V.
7.620% due 06/28/2018 ^	MXN	17,999	30
Petroleos Mexicanos
4.607% due 03/11/2022		$1,100	1,136
Trust F/1401
6.950% due 01/30/2044		700	637

			6,154

Total Mexico (Cost $8,922)			6,154

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.8%
OCP S.A.
4.500% due 10/22/2025		$1,200	1,151

Total Morocco (Cost $1,180)			1,151

NETHERLANDS 4.6%
BANK LOAN OBLIGATIONS 0.3%
Petroleo Netherland BV
2.914% due 04/25/2019		$500	470

CORPORATE BONDS & NOTES 4.3%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		1,100	921
GTH Finance BV
7.250% due 04/26/2023		300	323
Indo Energy Finance BV
6.375% due 01/24/2023		1,350	985
Marfrig Holding Europe BV
6.875% due 06/24/2019		200	206
Marfrig Holdings Europe BV
8.000% due 06/08/2023		400	415
Metinvest BV
8.750% due 02/14/2018 ^		740	682
SABIC Capital BV
2.625% due 10/03/2018		400	402
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	800	841

VTR Finance BV
6.875% due 01/15/2024	$1,200	1,242

		6,017

Total Netherlands (Cost $6,427)		6,487

PANAMA 0.8%
CORPORATE BONDS & NOTES 0.8%
Global Bank Corp.
4.500% due 10/20/2021	$1,200	1,171

Total Panama (Cost $1,199)		1,171

PERU 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco de Credito del Peru
4.250% due 04/01/2023	$750	771
Banco Internacional del Peru
5.750% due 10/07/2020	250	271
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	350	363
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	700	696

Total Peru (Cost $1,999)		2,101

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.9%
JGSH Philippines Ltd.
4.375% due 01/23/2023	$600	609
San Miguel Corp.
4.875% due 04/26/2023	400	392
SM Investments Corp.
4.875% due 06/10/2024	200	206

Total Philippines (Cost $1,200)		1,207

QATAR 0.3%
CORPORATE BONDS & NOTES 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	$350	392

Total Qatar (Cost $395)		392

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
VimpelCom Holdings BV
7.504% due 03/01/2022	$420	468

Total Russia (Cost $382)		468

SINGAPORE 2.9%
CORPORATE BONDS & NOTES 2.9%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020	$320	325
Flex Ltd.
4.750% due 06/15/2025	550	582
Global Logistic Properties Ltd.
3.875% due 06/04/2025	600	584
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	1,071	1,079
SingTel Group Treasury Pte. Ltd.
3.250% due 06/30/2025	300	300
4.500% due 09/08/2021	300	324
United Overseas Bank Ltd.
3.750% due 09/19/2024	800	816

Total Singapore (Cost $3,957)		4,010

SOUTH AFRICA 2.5%
CORPORATE BONDS & NOTES 2.5%
African Bank Ltd.
6.000% due 02/08/2020	$700	675
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	600	599
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	305
Myriad International Holdings BV
5.500% due 07/21/2025	1,500	1,516
Sasol Financing International Ltd.
4.500% due 11/14/2022	400	398

Total South Africa (Cost $3,342)		3,493

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 1.1%
Korea Gas Corp.
1.875% due 07/18/2021	$600	575
Shinhan Bank
3.875% due 03/24/2026	400	390
Woori Bank
4.750% due 04/30/2024	600	607

		1,572

SOVEREIGN ISSUES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	400	401

Total South Korea (Cost $2,047)		1,973

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Africa Finance Corp.
4.375% due 04/29/2020	$500	514
African Export-Import Bank
4.750% due 07/29/2019	500	521

Total Supranational (Cost $999)		1,035

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$900	935

Total Sweden (Cost $946)		935

THAILAND 2.8%
CORPORATE BONDS & NOTES 2.8%
Bangkok Bank PCL
3.875% due 09/27/2022 (e)	$700	725
Krung Thai Bank PCL
5.200% due 12/26/2024	300	311
PTT Exploration & Production PCL
4.875% due 06/18/2019 (b)	900	911
PTT Global Chemical PCL
4.250% due 09/19/2022	500	520
PTT PCL
3.375% due 10/25/2022	600	604
Siam Commercial Bank PCL
3.500% due 04/07/2019	400	411
Thai Oil PCL
3.625% due 01/23/2023	500	500

Total Thailand (Cost $3,947)		3,982

TURKEY 3.4%
CORPORATE BONDS & NOTES 3.4%
Akbank TAS
5.125% due 03/31/2025	$500	455

Arcelik A/S
5.000% due 04/03/2023	200	191
KOC Holding A/S
5.250% due 03/15/2023	500	495
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	300	281
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	598
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	400	375
Turkiye Is Bankasi
5.000% due 04/30/2020	900	879
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	200	196
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	373
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	667
5.500% due 12/06/2022	200	184

Total Turkey (Cost $4,852)		4,694

UNITED ARAB EMIRATES 3.9%
CORPORATE BONDS & NOTES 3.9%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	898
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 (b)	300	299
DP World Ltd.
6.850% due 07/02/2037	1,750	1,874
Emirates NBD PJSC
4.875% due 03/28/2023	700	717
Emirates Telecommunications Group Co. PJSC
3.500% due 06/18/2024	400	401
First Gulf Bank PJSC
2.625% due 02/24/2020	300	299
National Bank of Abu Dhabi PJSC
5.250% due 06/17/2020 (b)	300	304
NBK Tier 1 Financing Ltd.
5.750% due 04/09/2021 (b)	600	621

Total United Arab Emirates (Cost $5,508)		5,413

UNITED KINGDOM 2.6%
CORPORATE BONDS & NOTES 2.6%
Afren PLC
1.809% due 04/25/2017 (c)	$1,927	337
6.625% due 12/09/2020 ^	682	4
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	300	301
Petra Diamonds U.S. Treasury PLC
8.250% due 05/31/2020	250	259
Tullow Oil PLC
6.000% due 11/01/2020	670	642
6.250% due 04/15/2022	500	467
Vedanta Resources PLC
6.000% due 01/31/2019	500	506
7.125% due 05/31/2023	590	579
8.250% due 06/07/2021	500	523

Total United Kingdom (Cost $5,305)		3,618

UNITED STATES 4.2%
CORPORATE BONDS & NOTES 1.9%
Hyundai Capital America
3.000% due 03/18/2021	$600	599
Rio Oil Finance Trust
9.250% due 07/06/2024	398	376
9.750% due 01/06/2027	235	217
Southern Copper Corp.
5.250% due 11/08/2042	890	818
5.875% due 04/23/2045	400	394

Terraform Global Operating LLC
9.750% due 08/15/2022	300	322

		2,726

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
2.000% due 08/31/2021	3,200	3,210

Total United States (Cost $5,911)		5,936

VIRGIN ISLANDS (BRITISH) 4.6%
CORPORATE BONDS & NOTES 4.6%
Caifu Holdings Ltd.
8.750% due 01/24/2020	$200	210
Gerdau Trade, Inc.
5.750% due 01/30/2021	300	309
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	550	543
Hongkong Electric Finance Ltd.
2.875% due 05/03/2026	250	234
NWD MTN Ltd.
4.375% due 11/30/2022	200	202
5.250% due 02/26/2021	200	210
QGOG Constellation S.A.
6.250% due 11/09/2019	2,900	1,928
Studio City Co. Ltd.
5.875% due 11/30/2019	1,000	1,030
7.250% due 11/30/2021	1,200	1,245
Studio City Finance Ltd.
8.500% due 12/01/2020	500	521

Total Virgin Islands (British) (Cost $6,166)		6,432

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.5%		658

Total Short-Term Instruments (Cost $658)		658

Total Investments in Securities (Cost $136,228)		129,864

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	1,096,814	10,842

Total Short-Term Instruments (Cost $10,843)		10,842

Total Investments in Affiliates (Cost $10,843)		10,842

Total Investments 100.6% (Cost $147,071)		$140,706
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $(55))		10
Other Assets and Liabilities, net (0.6)%		(888)

Net Assets 100.0%		$139,828

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	1.809%	04/25/2017	04/30/2015	$1,917	$337	0.24%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	02/20/2014 - 12/19/2014	3,870	1,196	0.86

				$5,787	$1,533	1.10%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$658	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(675)	$658	$658

Total Repurchase Agreements						$(675)	$658	$658

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(0.650)%	06/30/2016	06/30/2017		$(741)	$(738)
	(0.500)	11/15/2016	11/15/2017		(560)	(559)
CFR	(1.000)	03/17/2016	TBD	(4)	(313)	(311)

Total Reverse Repurchase Agreements						$(1,608)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(2,845) at a weighted average interest rate of (1.311)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

(e)	Securities with an aggregate market value of $1,584 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Short	03/2017	28	$21	$0	$(10)

Total Futures Contracts				$21	$0	$(10)

Cash of $118 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
DUB	02/2017	MXN	681	$35	$3	$0
GLM	01/2017	JPY	22,100	194	5	0
JPM	01/2017	EUR	1,275	1,358	15	0

Total Forward Foreign Currency Contracts					$23	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	AK Transneft OAO	1.000%	03/20/2017	1.549%	$3,700	$(55)	$52	$0	$(3)

Total Swap Agreements						$(55)	$52	$0	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$3,322	$0	$3,322
Austria
Corporate Bonds & Notes	0	837	0	837
Azerbaijan
Corporate Bonds & Notes	0	299	0	299
Barbados
Corporate Bonds & Notes	0	748	0	748
Bermuda
Corporate Bonds & Notes	0	4,586	0	4,586
Brazil
Corporate Bonds & Notes	0	13,360	0	13,360
Canada
Corporate Bonds & Notes	0	1,299	0	1,299
Cayman Islands
Corporate Bonds & Notes	0	8,919	0	8,919
Chile
Corporate Bonds & Notes	0	3,835	0	3,835
China
Corporate Bonds & Notes	0	2,343	0	2,343
Colombia
Common Stocks	354	0	0	354
Corporate Bonds & Notes	0	5,293	0	5,293
Dominican Republic
Corporate Bonds & Notes	0	418	0	418
Germany
Corporate Bonds & Notes	0	1,004	0	1,004
Guatemala
Corporate Bonds & Notes	0	313	0	313
Hong Kong
Corporate Bonds & Notes	0	2,455	0	2,455
India
Corporate Bonds & Notes	0	2,802	0	2,802
Sovereign Issues	0	655	0	655
Indonesia
Corporate Bonds & Notes	0	916	0	916
Ireland
Corporate Bonds & Notes	0	2,528	0	2,528
Jordan
Sovereign Issues	0	760	0	760
Kazakhstan
Corporate Bonds & Notes	0	684	0	684
Luxembourg
Corporate Bonds & Notes	0	9,109	0	9,109
Mauritius
Corporate Bonds & Notes	0	1,715	0	1,715
Mexico
Corporate Bonds & Notes	0	6,124	30	6,154
Morocco
Corporate Bonds & Notes	0	1,151	0	1,151
Netherlands
Bank Loan Obligations	0	0	470	470
Corporate Bonds & Notes	0	6,017	0	6,017
Panama
Corporate Bonds & Notes	0	1,171	0	1,171
Peru
Corporate Bonds & Notes	0	2,101	0	2,101
Philippines
Corporate Bonds & Notes	0	1,207	0	1,207
Qatar
Corporate Bonds & Notes	0	392	0	392
Russia
Corporate Bonds & Notes	0	468	0	468
Singapore
Corporate Bonds & Notes	0	4,010	0	4,010
South Africa
Corporate Bonds & Notes	0	3,493	0	3,493
South Korea
Corporate Bonds & Notes	0	1,572	0	1,572
Sovereign Issues	0	401	0	401
Supranational
Corporate Bonds & Notes	0	1,035	0	1,035
Sweden
Corporate Bonds & Notes	0	935	0	935
Thailand
Corporate Bonds & Notes	0	3,982	0	3,982
Turkey
Corporate Bonds & Notes	0	4,694	0	4,694
United Arab Emirates
Corporate Bonds & Notes	0	5,413	0	5,413
United Kingdom
Corporate Bonds & Notes	0	3,281	337	3,618
United States
Corporate Bonds & Notes	0	2,726	0	2,726
U.S. Treasury Obligations	0	3,210	0	3,210
Virgin Islands (British)
Corporate Bonds & Notes	0	6,432	0	6,432
Short-Term Instruments
Repurchase Agreements	0	658	0	658
	$354	$128,673	$837	$129,864
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,842	$0	$0	$10,842

Total Investments	$11,196	$128,673	$837	$140,706
Financial Derivative Instruments - Assets
Over the counter	$0	$23	$0	$23
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	0	0	(10)
Over the counter	0	(3)	0	(3)

	$(10)	$(3)	$0	$(13)

Total Financial Derivative Instruments	$(10)	$20	$0	$10

Totals	$11,186	$128,693	$837	$140,716

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.1%
ARGENTINA 2.3%
SOVEREIGN ISSUES 2.3%
Argentine Republic Government International Bond
6.250% due 04/22/2019		$4,850	$5,189
8.750% due 06/02/2017		32,400	33,696
15.500% due 10/17/2026	ARS	23,715	1,449
16.000% due 10/17/2023		159,239	9,676
18.200% due 10/03/2021		540,100	34,871

Total Argentina (Cost $85,726)			84,881

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
CBQ Finance Ltd.
3.375% due 04/11/2017		$7,100	7,145

Total Bermuda (Cost $7,138)			7,145

BRAZIL 24.2%
CORPORATE BONDS & NOTES 4.2%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$67,215	67,365
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	375
Caixa Economica Federal
2.375% due 11/06/2017		6,200	6,144
4.500% due 10/03/2018		12,150	12,298
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,000	3,012
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,311
Petrobras Global Finance BV
3.250% due 03/17/2017		7,800	7,809
3.353% due 03/17/2017		1,435	1,441
3.873% due 03/17/2020		2,000	1,960
4.875% due 03/17/2020		200	198
5.750% due 01/20/2020		1,000	1,015
7.875% due 03/15/2019		7,010	7,531
8.375% due 05/23/2021		23,100	24,948

			156,407

SOVEREIGN ISSUES 20.0%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	34,900	37,579
6.369% due 06/16/2018		$22,020	23,116
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	264,100	78,665
0.000% due 07/01/2017 (b)		1,182,600	342,814
0.000% due 01/01/2018 (b)		936,530	258,222
0.000% due 07/01/2018 (b)		43,000	11,287
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (d)		5,612	1,723

			753,406

Total Brazil (Cost $921,180)			909,813

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Glencore Finance Canada Ltd.
3.600% due 01/15/2017		$400	400

Total Canada (Cost $400)			400

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
Alibaba Group Holding Ltd.
1.457% due 11/28/2017		$7,400	7,390
1.625% due 11/28/2017		21,500	21,478

Anstock Ltd.
2.125% due 07/24/2017		8,000	7,987
Baidu, Inc.
2.250% due 11/28/2017		400	401
3.250% due 08/06/2018		4,000	4,071
DP World Sukuk Ltd.
6.250% due 07/02/2017		3,000	3,072
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)		3,852	3,775
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,200	549
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		3,077	916
6.750% due 10/01/2023 (e)		1,178	324
Pemex Finance Ltd.
9.150% due 11/15/2018		4,500	4,775
10.610% due 08/15/2017		47	49
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)		6,870	6,665
QNB Finance Ltd.
2.311% due 05/20/2018		5,700	5,738
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,002

Total Cayman Islands (Cost $73,600)			72,192

CHILE 0.8%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$3,000	3,019
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,511
Banco Santander Chile
1.776% due 04/11/2017		9,900	9,891
Itau CorpBanca
3.875% due 09/22/2019		700	723

Total Chile (Cost $30,183)			30,144

CHINA 2.6%
CORPORATE BONDS & NOTES 2.2%
Agricultural Bank of China Ltd.
1.821% due 05/21/2018		$26,200	26,209
CNPC General Capital Ltd.
1.825% due 11/25/2017		1,500	1,503
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017		51,000	51,024
1.750% due 09/29/2019		3,300	3,254

			81,990

SOVEREIGN ISSUES 0.4%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,160	326
China Government International Bond
2.480% due 12/01/2020		5,000	680
3.290% due 04/18/2020		5,140	749
3.380% due 05/23/2023		700	103
4.080% due 08/22/2023		700	107
Export-Import Bank of China
3.350% due 06/18/2017		100,000	14,194

			16,159

Total China (Cost $100,562)			98,149

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.7%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	10,691
Ecopetrol S.A.
4.250% due 09/18/2018		10,000	10,300
7.625% due 07/23/2019		5,135	5,770

			26,761

SOVEREIGN ISSUES 0.8%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	20

Colombia Government International Bond
7.375% due 01/27/2017		$29,650	29,808
7.375% due 03/18/2019		700	781
Colombian TES
7.000% due 05/04/2022	COP	1,816,000	617

			31,226

Total Colombia (Cost $58,323)			57,987

CROATIA 0.5%
SOVEREIGN ISSUES 0.5%
Croatia Government International Bond
6.250% due 04/27/2017		$8,880	9,010
6.750% due 11/05/2019		10,435	11,348

Total Croatia (Cost $20,238)			20,358

CZECH REPUBLIC 4.1%
SOVEREIGN ISSUES 4.1%
Czech Republic Government International Bond
0.000% due 11/09/2017 (b)	CZK	250,000	9,799
0.060% due 12/09/2020		2,500,000	99,433
1.210% due 07/23/2017		1,104,300	43,578

Total Czech Republic (Cost $159,050)			152,810

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	3,839

Total El Salvador (Cost $3,958)			3,839

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
4.250% due 10/14/2021		$19,100	19,177

Total Germany (Cost $19,119)			19,177

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$6,400	6,396

Total Hong Kong (Cost $6,400)			6,396

INDIA 1.1%
CORPORATE BONDS & NOTES 0.4%
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		$9,350	9,441
State Bank of India
4.125% due 08/01/2017		3,900	3,947

			13,388

SOVEREIGN ISSUES 0.7%
Export-Import Bank of India
4.000% due 08/07/2017		27,650	27,963

Total India (Cost $41,266)			41,351

INDONESIA 6.3%
CORPORATE BONDS & NOTES 1.0%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$15,810	15,929
Majapahit Holding BV
7.250% due 06/28/2017		20,545	21,059
8.000% due 08/07/2019		1,620	1,818

			38,806

SOVEREIGN ISSUES 5.3%
Indonesia Government International Bond
6.875% due 03/09/2017		17,020	17,209
6.875% due 03/09/2017 (g)		74,270	75,094
6.875% due 01/17/2018		76,400	80,456
11.625% due 03/04/2019		14,100	16,901
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		10,068	10,123

			199,783

Total Indonesia (Cost $237,209)			238,589

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,500	2,512

Total Ireland (Cost $2,505)			2,512

JAPAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Sumitomo Mitsui Banking Corp.
1.548% due 10/19/2018		$13,450	13,498

Total Japan (Cost $13,450)			13,498

KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 2.0%
Intergas Finance BV
6.375% due 05/14/2017		$10,486	10,601
KazMunayGas National Co. JSC
9.125% due 07/02/2018		19,950	21,722
Samruk-Energy JSC
3.750% due 12/20/2017		42,700	43,020

Total Kazakhstan (Cost $74,739)			75,343

LUXEMBOURG 3.6%
CORPORATE BONDS & NOTES 3.6%
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		$700	712
5.338% due 09/25/2020	GBP	200	268
5.999% due 01/23/2021		$2,280	2,467
8.146% due 04/11/2018		31,200	33,380
9.250% due 04/23/2019		22,125	25,106
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	13,087
6.299% due 05/15/2017		7,020	7,114
7.750% due 05/29/2018		3,000	3,187
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		3,800	3,813
5.180% due 06/28/2019		4,700	4,920
5.400% due 03/24/2017		18,200	18,339
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		4,700	4,792
6.700% due 10/25/2017		16,430	17,018

Total Luxembourg (Cost $132,491)			134,203

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$400	403

Total Malaysia (Cost $404)			403

MEXICO 1.8%
CORPORATE BONDS & NOTES 1.8%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	10,704
6.450% due 12/05/2022		140,400	6,172

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$630	0
Petroleos Mexicanos
2.902% due 07/18/2018		14,200	14,327
5.750% due 03/01/2018		33,819	35,062

Total Mexico (Cost $78,451)			66,265

NETHERLANDS 0.9%
BANK LOAN OBLIGATIONS 0.2%
Petroleo Netherland BV
2.914% due 04/25/2019		$8,900	8,359

CORPORATE BONDS & NOTES 0.7%
ING Bank NV
2.126% due 03/22/2019		24,500	24,818
Waha Aerospace BV
3.925% due 07/28/2020		208	214

			25,032

Total Netherlands (Cost $33,083)			33,391

PERU 0.2%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,767

Total Peru (Cost $6,768)			6,767

QATAR 0.0%
SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
3.125% due 01/20/2017		$1,150	1,151

Total Qatar (Cost $1,151)			1,151

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	56

Total Russia (Cost $114)			56

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
5.250% due 11/21/2017		$4,000	4,103

Total Serbia (Cost $4,090)			4,103

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$7,560	7,787

Total South Africa (Cost $7,925)			7,787

SOUTH KOREA 1.7%
CORPORATE BONDS & NOTES 0.3%
Hyundai Capital Services, Inc.
3.500% due 09/13/2017		$10,740	10,850

SOVEREIGN ISSUES 1.4%
Export-Import Bank of Korea
4.000% due 01/11/2017		4,400	4,402
Korea Development Bank
3.500% due 08/22/2017		700	708
3.875% due 05/04/2017		1,000	1,007
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,299
Korea Hydro & Nuclear Power Co. Ltd.
1.696% due 05/22/2017		37,000	36,987
2.875% due 10/02/2018		700	712

Korea Land & Housing Corp.
1.875% due 08/02/2017	7,450	7,446
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	700	703

		54,264

Total South Korea (Cost $65,167)		65,114

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019	$12,900	13,065

Total Sri Lanka (Cost $13,021)		13,065

TANZANIA 0.3%
SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
7.250% due 03/09/2020	$11,122	11,696

Total Tanzania (Cost $11,474)		11,696

TURKEY 2.5%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
2.803% due 03/26/2018	$400	397
4.557% due 10/10/2018	200	204

		601

SOVEREIGN ISSUES 2.5%
Export Credit Bank of Turkey
5.875% due 04/24/2019	68,700	70,430
Turkey Government International Bond
6.750% due 04/03/2018	800	836
7.500% due 07/14/2017	21,900	22,557

		93,823

Total Turkey (Cost $95,208)		94,424

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$7,230	7,563

Total United Arab Emirates (Cost $7,635)		7,563

UNITED STATES 4.9%
ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.364% due 02/25/2029	$160	139
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045	134	92
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037	47	29
Educational Funding Co. LLC
1.132% due 10/25/2029	1,845	1,785
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036	35	20
GSAA Trust
1.056% due 05/25/2047	375	300
GSAMP Trust
0.826% due 12/25/2036	121	65
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036	48	19
HSI Asset Securitization Corp. Trust
0.896% due 01/25/2037	1,810	1,331
JPMorgan Mortgage Acquisition Trust
0.866% due 08/25/2036	3,015	1,959
Lehman XS Trust
6.160% due 01/25/2036	3,541	2,692
MASTR Asset-Backed Securities Trust
0.806% due 01/25/2037	220	86
0.976% due 11/25/2036	1,774	1,166

Morgan Stanley Mortgage Loan Trust
0.986% due 02/25/2037		335	175
5.988% due 11/25/2036		1,467	704
New Century Home Equity Loan Trust
0.936% due 05/25/2036		436	366
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		308	104
0.836% due 11/25/2036 ^		224	81
1.046% due 12/25/2035		1,397	1,267
Soundview Home Loan Trust
1.106% due 03/25/2036		1,800	1,518
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		557	563
Wells Fargo Home Equity Asset-Backed Securities Trust
1.076% due 03/25/2037		1,500	1,124

			15,585

CORPORATE BONDS & NOTES 2.4%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,313
Bank of America Corp.
4.179% due 10/21/2025	MXN	35,000	1,975
6.875% due 04/25/2018		$9,900	10,525
Bank of America N.A.
1.750% due 06/05/2018		10,000	10,000
CIT Group, Inc.
4.250% due 08/15/2017		23,425	23,747
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,401
8.250% due 12/15/2020		300	350
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017		5,200	5,205
Plains All American Pipeline LP
6.125% due 01/15/2017		600	601
Rio Oil Finance Trust
9.250% due 07/06/2024		1,745	1,649
9.750% due 01/06/2027		1,596	1,476
Santander Holdings USA, Inc.
2.380% due 11/24/2017		6,000	6,052
Springleaf Finance Corp.
6.900% due 12/15/2017		300	314
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		2,000	2,026
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		800	799
1.290% due 05/23/2017		9,800	9,790
1.650% due 05/22/2018		400	398

			90,621

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Investment Trust
0.984% due 03/25/2046		3,612	3,019
Banc of America Mortgage Trust
3.170% due 07/25/2034		139	141
BCAP LLC Trust
2.452% due 05/26/2037		6,156	5,080
Countrywide Alternative Loan Trust
1.106% due 05/25/2036 ^		2,509	1,292
3.017% due 10/25/2035 ^		89	76
Countrywide Home Loan Mortgage Pass-Through Trust
3.045% due 04/20/2035		793	790
3.147% due 02/20/2036 ^		172	142
Credit Suisse First Boston Mortgage Securities Corp.
2.743% due 06/25/2033		669	661
GSMPS Mortgage Loan Trust
1.106% due 01/25/2036		329	277
Structured Adjustable Rate Mortgage Loan Trust
3.079% due 07/25/2034		1,492	1,488
Structured Asset Mortgage Investments Trust
0.906% due 02/25/2037		2,971	2,468
1.136% due 04/19/2035		1,364	1,288
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		1,147	1,030
WaMu Mortgage Pass-Through Certificates Trust
1.126% due 05/25/2034		384	328

			18,080

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.741% due 06/01/2043 - 07/01/2044		266	271
2.446% due 09/01/2035		78	83
2.771% due 11/01/2035		27	28

3.019% due 08/01/2035		18	19
3.027% due 10/01/2035		13	14
3.080% due 09/01/2035		32	34
3.412% due 11/01/2035		133	141
Freddie Mac
1.036% due 09/25/2031		137	135
2.971% due 08/01/2035		12	13
5.000% due 10/01/2033 - 12/01/2041		1,217	1,339

			2,077

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)(k)		64,700	57,367

Total United States (Cost $190,352)			183,730

VIRGIN ISLANDS (BRITISH) 2.4%
CORPORATE BONDS & NOTES 2.4%
Cheung Kong Infrastructure Finance BVI Ltd.
1.697% due 06/20/2017		$8,400	8,382
GTL Trade Finance, Inc.
7.250% due 10/20/2017		4,400	4,570
Rosneft Finance S.A.
6.625% due 03/20/2017		57,802	58,374
7.875% due 03/13/2018		16,350	17,268

Total Virgin Islands (British) (Cost $88,335)			88,594

SHORT-TERM INSTRUMENTS 14.2%
CERTIFICATES OF DEPOSIT 2.1%
Afren PLC
15.000% due 04/25/2017 (e)		$13,145	2,301
Barclays Bank PLC
1.751% due 09/08/2017		24,700	24,739
Credit Suisse AG
1.753% due 09/12/2017		24,700	24,734
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		27,400	27,451

			79,225

REPURCHASE AGREEMENTS (f) 0.1%			3,718

JAPAN TREASURY BILLS 8.2%
(0.389)% due 03/13/2017 - 04/06/2017 (a)(b)	JPY	35,880,000	307,256

MEXICO TREASURY BILLS 0.3%
5.789% due 02/02/2017 (b)(c)	MXN	231,000	11,091

U.S. TREASURY BILLS 3.5%
0.496% due 02/02/2017 - 03/16/2017 (a)(b)(i)(k)		$131,512	131,396

Total Short-Term Instruments (Cost $545,440)			532,686

Total Investments in Securities (Cost $3,136,155)			3,085,582

	SHARES
INVESTMENTS IN AFFILIATES 21.4%
SHORT-TERM INSTRUMENTS 21.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.4%
PIMCO Short-Term Floating NAV Portfolio III		81,389,109	804,531

Total Short-Term Instruments (Cost $804,592)			804,531

Total Investments in Affiliates (Cost $804,592)			804,531

Total Investments 103.5% (Cost $3,940,747)			$3,890,113
Financial Derivative Instruments (h)(j) (2.2)% (Cost or Premiums, net $9,709)			(84,266)
Other Assets and Liabilities, net (1.3)%			(46,021)

Net Assets 100.0%			$3,759,826

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2017	04/30/2015	$13,075	$2,301	0.06%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/25/2015 - 09/21/2015	1,446	916	0.02
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 09/22/2015	782	324	0.01

				$15,303	$3,541	0.09%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$3,718	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(3,792)	$3,718	$3,718

Total Repurchase Agreements						$(3,792)	$3,718	$3,718

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	12/27/2016	12/27/2017	$(4,733)	$(4,733)

Total Reverse Repurchase Agreements					$(4,733)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(45,251) at a weighted average interest rate of (0.008)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	01/01/2047	$13,000	$(14,186)	$(14,154)
Freddie Mac, TBA	6.000	01/01/2047	2,000	(2,272)	(2,259)

Total Short Sales				$(16,458)	$(16,413)

(g)	Securities with an aggregate market value of $4,651 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Long	03/2017	217	$(134)	$75	$0

Total Futures Contracts				$(134)	$75	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.250%	EUR	2,000	$17	$7	$0	$0
Volkswagen International Finance NV	1.000	12/20/2017	0.289		1,200	9	1	0	0

						$26	$8	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	8,600	$(300)	$(16)	$0	$0
Pay	1-Year BRL-CDI	8.860	01/02/2017		8,100	(236)	(10)	0	0
Pay	1-Year BRL-CDI	8.910	01/02/2017		44,900	(1,395)	(59)	1	0
Pay	1-Year BRL-CDI	9.210	01/02/2017		49,300	(1,399)	(83)	1	0
Pay	1-Year BRL-CDI	13.750	01/02/2017		1,000	(1)	0	0	0
Pay	1-Year BRL-CDI	15.230	01/02/2017		108,900	436	22	0	(1)
Receive	1-Year BRL-CDI	12.550	07/03/2017		892,000	(20)	(14)	0	0
Pay	1-Year BRL-CDI	12.120	01/02/2018		135,000	142	142	0	(2)
Pay	1-Year BRL-CDI	13.000	01/02/2018		441,200	100	(532)	7	0
Pay	1-Year BRL-CDI	13.730	01/02/2018		21,200	(89)	(44)	0	0
Pay	1-Year BRL-CDI	15.500	01/02/2018		62,200	(858)	(114)	1	0
Pay	1-Year BRL-CDI	11.500	01/02/2019		228,000	(344)	(349)	4	0
Pay	1-Year BRL-CDI	11.610	01/02/2019		128,000	(293)	(297)	3	0
Pay	1-Year BRL-CDI	12.150	01/02/2019		178,800	(585)	(404)	4	0
Pay	1-Year BRL-CDI	15.960	01/02/2019		197,700	5,044	1,159	0	(20)
Pay	1-Year BRL-CDI	12.055	01/04/2021		28,900	55	60	0	(1)
Pay	1-Year BRL-CDI	12.230	01/04/2021		23,300	99	99	0	(2)
Pay	1-Year BRL-CDI	12.850	01/04/2021		49,180	650	166	0	(7)
Pay	1-Year BRL-CDI	11.680	01/02/2025		20,500	72	71	18	0
Pay	1-Year BRL-CDI	11.790	01/02/2025		154,000	746	910	129	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		67,500	471	256	51	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		$0	27	27	0	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		480,600	(1,635)	(542)	0	(9)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		13,900	776	148	0	(47)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		51,900	(1,396)	12	0	(442)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,200	32	83	0	(10)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		2,100	173	344	0	(18)
Pay*	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	40,100	16	11	7	0
Receive	28-Day MXN-TIIE	6.240	02/01/2021	MXN	484,200	1,090	1,763	0	(47)

						$1,378	$2,809	$226	$(606)

Total Swap Agreements						$1,404	$2,817	$226	$(606)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $14,857 and cash of $6,068 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	IDR	1,213,710,766		$90,005	$243	$0
	01/2017	MYR	166,911		37,153	0	(43)
	01/2017		$8,796	IDR	115,855,743	0	(228)
	03/2017		89,178		1,213,710,766	0	(234)
	03/2017		37,071	MYR	166,911	0	0
BOA	01/2017	ARS	14,100		$879	0	(4)
	01/2017	BRL	212,378		65,165	0	(88)
	01/2017	KRW	8,516,907		7,290	235	0
	01/2017		$48,969	BRL	212,378	16,284	0
	01/2017		166	COP	527,704	9	0
	01/2017		35,988	EUR	34,604	443	0
	01/2017		4,068	PEN	13,911	70	0
	01/2017		125,522	TRY	394,346	0	(14,244)
	02/2017	BRL	31,445		$9,581	2	(3)
	02/2017	EUR	34,604		36,038	0	(441)
	02/2017	RUB	638,018		10,341	85	(24)
	02/2017		$4,958	BRL	16,290	6	0
	02/2017		34,653	MXN	664,921	0	(2,753)
	02/2017		41,829	RUB	2,666,304	1,226	(96)
	07/2017	CNH	171,477		$25,117	1,335	0
BPS	01/2017	BRL	450,823		118,943	0	(19,572)
	01/2017	EUR	49,541		52,545	388	0
	01/2017	KRW	2,216,287		1,934	98	0
	01/2017	MYR	139,389		31,550	487	0
	01/2017		$113,333	BRL	450,823	25,181	0
	01/2017		499	COP	1,533,305	11	(1)
	01/2017		15,628	EUR	14,937	98	0
	01/2017		1,228	IDR	17,032,360	32	0
	01/2017		1,275	KRW	1,482,927	0	(47)
	02/2017	CNH	59,591		$8,737	304	0
	02/2017	GBP	18,091		22,573	255	0
	02/2017	JPY	1,123,700		10,608	973	0
	02/2017	MXN	224,846		10,857	70	0
	02/2017		$8,212	RUB	539,671	483	0
	03/2017		31,490	MYR	139,389	0	(532)
	03/2017		517	TWD	16,399	0	(11)
	04/2017	BRL	198,000		$56,725	0	(2,626)
	07/2017		138,000		46,920	6,490	0
	01/2018		147,300		40,798	0	(769)
BRC	01/2017		21,340		6,548	0	(9)
	01/2017	MYR	23,381		5,190	0	(20)
	01/2017		$6,281	BRL	21,340	276	0
	01/2017		3,224	TRY	10,954	0	(133)
	02/2017	CNH	17,551		$2,490	14	0
	02/2017	MXN	240,058		11,630	113	0
	02/2017	RUB	43,073		703	9	0
	02/2017		$12,240	RUB	763,256	58	0
	03/2017	JPY	1,280,000		$10,923	0	(74)
CBK	01/2017	ARS	38,300		2,382	0	(6)
	01/2017	CNH	21,091		3,022	0	0
	01/2017	CZK	123,422		5,006	196	0
	01/2017	TRY	168,609		51,648	4,069	0
	01/2017		$10,174	COP	32,322,264	552	0
	01/2017		2,174	CZK	55,635	5	(11)
	01/2017		1,885	SGD	2,704	0	(18)
	01/2017		690	THB	24,560	0	(4)
	01/2017		5,873	TRY	20,588	1	(55)
	02/2017	CNH	4,534		$651	9	0
	02/2017	JPY	3,650,600		33,645	2,344	0
	02/2017	MXN	13,657		716	61	0
	02/2017	RUB	1,948,272		31,625	235	0
	02/2017		$942	CNH	6,478	0	(25)
	02/2017		698	HUF	203,606	0	(5)
	02/2017		1,028	ILS	3,946	2	(4)
	02/2017		2,552	MXN	53,383	9	0
	02/2017		114,072	PLN	449,021	23	(6,860)
	02/2017		1,508	ZAR	21,321	35	0
	03/2017	JPY	13,500,000		$118,670	2,778	0
	03/2017		$3,487	RUB	255,492	598	0
	03/2017		3,258	THB	117,110	11	0
	06/2017		19,943	RUB	1,299,885	555	0
	07/2017		54,665	BRL	196,329	2,854	0
DUB	01/2017	BRL	853,685		$235,662	0	(26,630)
	01/2017	INR	252,938		3,729	11	0
	01/2017	KRW	4,727,751		4,046	130	0
	01/2017		$262,312	BRL	853,685	231	(250)
	01/2017		2,636	COP	8,408,917	154	0
	02/2017		204,145	BRL	697,561	8,425	0
	02/2017		840	CNH	5,840	0	(14)
	02/2017		41,821	ILS	159,104	0	(485)
	02/2017		10,075	PLN	39,251	0	(701)
	02/2017		11,648	RUB	749,898	434	0
	03/2017		4,999	SGD	7,243	1	0
	07/2017	CNH	14,060		$2,075	125	0
	07/2017		$125,005	BRL	526,180	29,151	0
	01/2018	BRL	346,068		$96,141	0	(1,505)
	01/2018		$14,323	BRL	58,888	2,253	0
FBF	01/2017	BRL	14,742		$4,523	0	(6)
	01/2017	SGD	799		575	24	0
	01/2017	THB	12,818		366	8	0
	01/2017		$4,284	BRL	14,742	246	0
	02/2017	BRL	8,168		$2,494	5	0
	02/2017	MXN	122,009		5,982	129	0
	02/2017		$22,895	MXN	470,553	0	(320)
	02/2017		84,545	RUB	5,481,493	3,772	0
	07/2017	BRL	72,500		$20,089	0	(1,152)
	01/2018		43,850		8,770	0	(3,573)
GLM	01/2017		200,571		48,970	0	(12,655)
	01/2017	SGD	363,285		250,801	0	(34)
	01/2017		$61,542	BRL	200,571	83	0
	01/2017		19,950	CLP	13,152,736	19	(368)
	01/2017		1,864	COP	5,908,505	97	0
	01/2017		202,452	INR	13,692,838	0	(1,150)
	01/2017		5,025	KRW	5,894,048	0	(143)
	01/2017		29,344	PEN	100,283	483	0
	01/2017		40,191	PHP	1,953,689	0	(895)
	02/2017	CNH	124,238		$18,206	625	0
	02/2017	JPY	3,594,600		33,323	2,503	(1)
	02/2017		$10,910	GBP	8,560	0	(349)
	02/2017		26,128	HUF	7,199,321	0	(1,598)
	02/2017		31,167	MXN	621,920	41	(1,371)
	02/2017		71,925	PLN	282,855	0	(4,373)
	02/2017	ZAR	139,060		$9,522	0	(540)
	03/2017		$250,732	SGD	363,285	37	0
	07/2017	BRL	665,100		$175,026	0	(19,829)
	01/2018		420,000		112,194	0	(6,325)
HUS	01/2017	ARS	46,900		2,929	0	(27)
	01/2017	BRL	255,229		58,761	0	(19,657)
	01/2017	COP	23,644,152		7,637	0	(209)
	01/2017	KRW	20,728,732		17,742	572	0
	01/2017	THB	31,345		894	19	0
	01/2017	TRY	882		279	30	0
	01/2017		$2,959	ARS	46,900	0	(3)
	01/2017		78,313	BRL	255,229	106	0
	01/2017		1,600	CLP	1,087,709	21	0
	01/2017		3,026	CNH	21,091	0	(4)
	01/2017		1,303	CZK	32,810	0	(24)
	01/2017		1,436	PEN	4,940	33	0
	01/2017		266,180	SGD	371,283	0	(9,823)
	01/2017		9,341	THB	331,858	0	(75)
	01/2017		1,686	TRY	5,729	0	(69)
	02/2017	CNH	279,267		$40,630	1,118	0
	02/2017	CNY	16,956		2,481	77	0
	02/2017	JPY	2,357,500		21,394	1,180	0
	02/2017	MXN	36,728		1,878	116	0
	02/2017		$294,581	CNY	2,009,511	0	(9,648)
	02/2017		499	HUF	144,591	0	(6)
	02/2017		830	ILS	3,194	0	0
	02/2017		104,080	MXN	2,002,469	0	(8,011)
	02/2017		3,529	PLN	14,722	0	(13)
	02/2017		68,743	RUB	4,456,424	3,058	0
	02/2017		2,009	ZAR	28,404	48	(3)
	03/2017	CZK	306,067		$12,608	628	0
	03/2017		$3,440	THB	124,148	26	0
	03/2017		2,054	TWD	65,145	0	(43)
	12/2017	CNH	21,091		$2,893	9	0
IND	02/2017		$101,775	JPY	10,703,127	0	(10,004)
	04/2017	BRL	191,200		$54,738	0	(2,575)
JPM	01/2017		688,727		162,681	0	(48,929)
	01/2017	CAD	637		475	0	0
	01/2017	IDR	248,938,575		18,545	134	0
	01/2017	INR	589,906		8,722	50	0
	01/2017	KRW	902,201		787	40	0
	01/2017	MYR	3,295		786	52	0
	01/2017		$190,586	BRL	688,727	21,024	0
	01/2017		1,414	CLP	956,306	16	(5)
	01/2017		19,131	COP	61,062,348	1,135	(3)
	01/2017		49,445	IDR	656,687,329	52	(930)
	01/2017		16,785	INR	1,157,837	237	0
	01/2017		2,317	MYR	10,422	6	0
	01/2017		307	PHP	15,463	4	0
	01/2017		1,013	SGD	1,435	0	(23)
	01/2017		167,223	THB	5,858,668	0	(3,641)
	01/2017		19,587	TRY	68,852	0	(159)
	02/2017	CHF	484		$494	17	0
	02/2017	CNH	16,581		2,360	20	0
	02/2017	RUB	308,210		4,929	0	(37)
	02/2017		$6,165	CNH	42,101	0	(207)
	02/2017		7,736	CNY	54,421	0	(20)
	02/2017		104	HUF	30,329	0	(1)
	02/2017		1,723	ILS	6,629	1	(2)
	02/2017		14,247	MXN	296,728	14	(26)
	02/2017		7,599	RUB	466,199	0	(88)
	02/2017		66,277	ZAR	915,138	18	(82)
	02/2017	ZAR	81,447		$5,693	0	(200)
	03/2017		$5,820	IDR	79,256,555	0	(12)
	03/2017		6,221	KRW	7,512,977	1	0
	03/2017		12,055	MYR	54,248	0	(7)
	03/2017		768	PHP	38,438	0	(1)
	03/2017		5,003	TWD	160,613	0	(45)
	04/2017	BRL	224,900		$64,463	0	(2,953)
	04/2017	INR	795,047		11,566	9	0
	04/2017	JPY	11,340,000		96,662	0	(821)
	04/2017		$103,612	BRL	350,000	1,303	0
	04/2017		52,738	INR	3,677,732	725	(1)
	07/2017	BRL	413,600		$124,996	8,164	(4,341)
MSB	01/2017		24,289		7,453	0	(10)
	01/2017	CZK	138,956		5,614	198	0
	01/2017		$7,057	BRL	24,289	405	0
	01/2017		39,220	CLP	25,861,826	0	(679)
	01/2017		2,330	CZK	58,239	0	(60)
	01/2017		1,393	RON	5,578	0	(99)
	01/2017		19,406	TRY	68,385	0	(20)
	02/2017	CNH	378,275		$55,536	2,007	0
	02/2017		$26,224	CNH	183,920	0	(197)
	02/2017		2,539	CNY	17,748	0	(22)
	02/2017		416	HUF	121,194	0	(3)
	02/2017		102	ILS	392	0	(1)
	03/2017		6,077	KRW	7,316,708	0	(18)
	03/2017		966	TWD	30,893	0	(12)
	11/2017	CZK	250,000		$10,087	101	0
	12/2017	CNH	183,920		25,428	285	0
NGF	01/2017		$1,236	INR	83,729	0	(5)
	01/2017		2,838	MYR	12,552	0	(41)
	01/2017		786	PHP	39,449	8	0
	02/2017		75,148	MXN	1,436,184	0	(6,246)
	03/2017	TWD	21,071		$669	19	0
RBC	01/2017	CZK	133,531		5,345	140	0
SCX	01/2017	BRL	318,380		97,690	0	(132)
	01/2017	CNH	291,360		42,873	1,110	0
	01/2017	CNY	268,510		40,160	1,545	0
	01/2017	HKD	14,220		1,834	0	0
	01/2017	IDR	4,708,295		357	9	0
	01/2017	MYR	119,249		27,085	511	0
	01/2017	PHP	2,088,484		41,636	0	(371)
	01/2017	SGD	1,950		1,406	59	0
	01/2017		$78,744	BRL	318,380	19,078	0
	01/2017		43,569	CNH	291,360	0	(1,806)
	01/2017		39,510	CNY	268,510	0	(895)
	01/2017		7,998	COP	24,683,453	193	0
	01/2017		678	IDR	9,052,995	0	(9)
	01/2017		12,375	KRW	14,541,029	0	(330)
	01/2017		149,017	MYR	625,303	0	(9,667)
	01/2017		8,828	SGD	12,595	0	(131)
	01/2017		1,293	THB	46,165	0	(4)
	01/2017		6,820	TRY	23,411	0	(213)
	02/2017	BRL	65,414		$19,806	0	(128)
	02/2017	MXN	229,146		11,161	152	0
	02/2017		$5,076	BRL	16,791	41	0
	02/2017		3,329	CNH	23,442	0	(11)

	02/2017		113,832	MXN	2,175,615	0	(9,456)
	02/2017		4,258	PLN	17,830	12	(12)
	02/2017		94,373	RUB	6,161,446	4,900	0
	03/2017	MYR	20,351		$4,602	82	0
	03/2017		$26,713	MYR	117,897	0	(528)
	03/2017		41,291	PHP	2,088,484	373	0
	04/2017		8,804	INR	616,632	160	0
SOG	01/2017	CLP	209,939		$320	7	0
	01/2017	SGD	21,983		15,726	548	0
	01/2017		$3,161	IDR	43,207,709	35	0
	01/2017		5,674	INR	388,016	30	0
	01/2017		2,355	KRW	2,791,052	0	(43)
	01/2017		136	PEN	465	2	0
	01/2017		1,597	PHP	79,884	10	0
	01/2017		8,563	TRY	26,903	0	(971)
	02/2017		59,500	CNY	406,697	0	(1,834)
	02/2017		178	ILS	675	0	(3)
	02/2017		2,952	PLN	12,346	0	(4)
	02/2017		961	ZAR	13,681	29	0
	03/2017	CZK	710,690		$29,799	1,981	0
	03/2017	TWD	177,806		5,488	0	(1)
	03/2017		$5,847	KRW	7,065,866	4	0
	03/2017		4,726	SGD	6,831	0	(11)
	03/2017		4,904	TWD	157,318	0	(48)
TOR	01/2017	BRL	443,465		$136,070	0	(184)
	01/2017		$130,735	BRL	443,465	5,518	0
	07/2017	BRL	374,746		$98,604	0	(11,186)
UAG	01/2017	IDR	323,058,645		23,886	0	(6)
	01/2017	INR	17,752,421		260,804	22	(201)
	01/2017	KRW	387,700,547		325,293	4,152	0
	01/2017	MYR	196,052		43,635	0	(55)
	01/2017		$3,548	CLP	2,341,664	0	(58)
	01/2017		1,832	HKD	14,220	2	0
	01/2017		110,497	IDR	1,457,361,250	0	(2,716)
	01/2017		48,482	INR	3,272,845	0	(367)
	01/2017		352,947	KRW	400,083,370	0	(21,550)
	01/2017		1,933	TRY	6,852	1	0
	03/2017	HKD	14,220		$1,832	0	(2)
	03/2017	TWD	715,581		22,985	896	0
	03/2017		$23,662	IDR	323,058,645	12	0
	03/2017		315,646	KRW	376,256,601	0	(4,056)
	03/2017		43,533	MYR	196,052	9	0
	03/2017		146,866	TWD	4,635,818	0	(3,764)
	04/2017	JPY	9,760,000		$83,159	0	(741)
	04/2017		$257,347	INR	17,707,592	93	(34)
	07/2017	BRL	393,400		$134,549	19,294	0
	07/2017	CNH	347,449		50,913	2,727	0
	07/2017	CZK	604,300		25,349	1,466	0
	07/2017		$75,650	BRL	348,141	26,346	0

Total Forward Foreign Currency Contracts						$253,237	$(334,876)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC USD versus RUB	RUB	63.150	03/30/2017	$23,000	$759	$897
SOG	Put - OTC USD versus RUB		65.000	03/14/2017	24,000	844	1,433

						$1,603	$2,330

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$3,200	$2	$9
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017	1,221,800	446	1,229

							$448	$1,238

Total Purchased Options							$2,051	$3,568

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	13,100	$(105)	$(9)
BPS	Put - OTC EUR versus USD		1.006	03/16/2017	EUR	42,800	(430)	(216)
	Put - OTC USD versus BRL	BRL	4.000	01/27/2017		$18,900	(574)	(4,143)
	Call - OTC USD versus BRL		5.250	01/27/2017		18,900	(567)	0
BRC	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		8,680	(52)	(57)
CBK	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	5,300	(50)	(3)
	Call - OTC USD versus RUB	RUB	88.000	06/05/2017		$44,318	(1,329)	(93)
FBF	Call - OTC USD versus BRL	BRL	3.700	02/16/2017		32,100	(453)	(55)
	Call - OTC USD versus BRL		4.000	12/11/2017		22,400	(883)	(628)
	Call - OTC USD versus BRL		6.300	01/11/2018		48,705	(2,681)	(146)
	Call - OTC USD versus BRL		5.500	03/01/2018		24,484	(1,677)	(188)
HUS	Call - OTC USD versus BRL		3.700	02/16/2017		35,100	(500)	(61)
	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		8,550	(53)	(56)
JPM	Call - OTC USD versus BRL	BRL	4.000	12/11/2017		13,900	(552)	(390)
	Call - OTC USD versus CNH	CNH	7.180	02/24/2017		9,000	(49)	(59)
SOG	Call - OTC USD versus RUB	RUB	102.450	03/14/2017		24,000	(844)	(1)
	Call - OTC USD versus RUB		80.000	06/05/2017		23,000	(466)	(103)
	Call - OTC USD versus ZAR	ZAR	15.100	02/20/2017		28,334	(340)	(152)

							$(11,605)	$(6,360)

Total Written Options							$(11,605)	$(6,360)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.514%	$3,100	$(7)	$23	$16	$0
	Colombia Government International Bond	1.000	06/20/2019	0.892	1,300	(3)	7	4	0
	South Africa Government International Bond	1.000	12/20/2017	0.332	9,400	(67)	132	65	0
BPS	Mexico Government International Bond	1.000	06/20/2017	0.409	2,300	6	1	7	0
	Mexico Government International Bond	1.000	06/20/2018	0.637	2,800	17	(1)	16	0
BRC	Colombia Government International Bond	1.000	06/20/2019	0.892	4,400	10	3	13	0
	Russia Government International Bond	1.000	06/20/2017	0.167	7,100	(15)	46	31	0
	South Africa Government International Bond	1.000	12/20/2017	0.332	7,100	(57)	106	49	0
DUB	Colombia Government International Bond	1.000	06/20/2019	0.892	11,100	(14)	48	34	0
GST	Chile Government International Bond	1.000	09/20/2020	0.632	7,000	14	82	96	0
	Colombia Government International Bond	1.000	12/20/2017	0.514	6,500	(21)	54	33	0
	Colombia Government International Bond	1.000	06/20/2019	0.892	4,100	10	2	12	0
	Russia Government International Bond	1.000	12/20/2017	0.247	7,200	(66)	122	56	0
HUS	Mexico Government International Bond	1.000	03/20/2017	0.362	5,800	8	3	11	0
	Mexico Government International Bond	1.000	06/20/2017	0.409	8,200	23	3	26	0
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.247	4,100	7	(6)	1	0

						$(155)	$625	$470	$0

Total Swap Agreements						$(155)	$625	$470	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $142,604 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$84,881	$0	$84,881
Bermuda
Corporate Bonds & Notes	0	7,145	0	7,145
Brazil
Corporate Bonds & Notes	0	156,407	0	156,407
Sovereign Issues	0	753,406	0	753,406
Canada
Corporate Bonds & Notes	0	400	0	400
Cayman Islands
Corporate Bonds & Notes	0	68,417	3,775	72,192
Chile
Corporate Bonds & Notes	0	30,144	0	30,144
China
Corporate Bonds & Notes	0	81,990	0	81,990
Sovereign Issues	0	16,159	0	16,159
Colombia
Corporate Bonds & Notes	0	26,761	0	26,761
Sovereign Issues	0	31,226	0	31,226
Croatia
Sovereign Issues	0	20,358	0	20,358
Czech Republic
Sovereign Issues	0	152,810	0	152,810
El Salvador
Sovereign Issues	0	3,839	0	3,839
Germany
Corporate Bonds & Notes	0	19,177	0	19,177
Hong Kong
Corporate Bonds & Notes	0	6,396	0	6,396
India
Corporate Bonds & Notes	0	13,388	0	13,388
Sovereign Issues	0	27,963	0	27,963
Indonesia
Corporate Bonds & Notes	0	38,806	0	38,806
Sovereign Issues	0	199,783	0	199,783
Ireland
Corporate Bonds & Notes	0	2,512	0	2,512
Japan
Corporate Bonds & Notes	0	13,498	0	13,498
Kazakhstan
Corporate Bonds & Notes	0	75,343	0	75,343
Luxembourg
Corporate Bonds & Notes	0	134,203	0	134,203
Malaysia
Sovereign Issues	0	403	0	403
Mexico
Corporate Bonds & Notes	0	66,265	0	66,265
Netherlands
Bank Loan Obligations	0	0	8,359	8,359
Corporate Bonds & Notes	0	25,032	0	25,032
Peru
Corporate Bonds & Notes	0	6,767	0	6,767
Qatar
Sovereign Issues	0	1,151	0	1,151
Russia
Sovereign Issues	0	56	0	56
Serbia
Sovereign Issues	0	4,103	0	4,103
South Africa
Corporate Bonds & Notes	0	7,787	0	7,787
South Korea
Corporate Bonds & Notes	0	10,850	0	10,850
Sovereign Issues	0	54,264	0	54,264
Sri Lanka
Sovereign Issues	0	13,065	0	13,065
Tanzania
Sovereign Issues	0	11,696	0	11,696
Turkey
Corporate Bonds & Notes	0	601	0	601
Sovereign Issues	0	93,823	0	93,823
United Arab Emirates
Corporate Bonds & Notes	0	7,563	0	7,563
United States
Asset-Backed Securities	0	15,585	0	15,585
Corporate Bonds & Notes	0	90,621	0	90,621
Non-Agency Mortgage-Backed Securities	0	18,080	0	18,080
U.S. Government Agencies	0	2,077	0	2,077
U.S. Treasury Obligations	0	57,367	0	57,367
Virgin Islands (British)
Corporate Bonds & Notes	0	88,594	0	88,594
Short-Term Instruments
Certificates of Deposit	0	76,924	2,301	79,225
Repurchase Agreements	0	3,718	0	3,718
Japan Treasury Bills	0	307,256	0	307,256
Mexico Treasury Bills	0	11,091	0	11,091
U.S. Treasury Bills	0	131,396	0	131,396
	$0	$3,071,147	$14,435	$3,085,582

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$804,531	$0	$0	$804,531

Total Investments	$804,531	$3,071,147	$14,435	$3,890,113

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,413)	$0	$(16,413)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	75	226	0	301
Over the counter	0	257,275	0	257,275
	$75	$257,501	$0	$257,576

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(606)	0	(606)
Over the counter	0	(341,236)	0	(341,236)

	$0	$(341,842)	$0	$(341,842)

Total Financial Derivative Instruments	$75	$(84,341)	$0	$(84,266)

Totals	$804,606	$2,970,393	$14,435	$3,789,434

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$794

Total Short-Term Instruments (Cost $794)		794

Total Investments in Securities (Cost $794)		794

	SHARES
INVESTMENTS IN AFFILIATES 99.8%
UNITED STATES (a) 99.1%
MUTUAL FUNDS 99.1%
PIMCO Emerging Local Bond Fund	23,439,785	162,907
PIMCO Emerging Markets Bond Fund	9,529,786	96,346
PIMCO Emerging Markets Corporate Bond Fund	8,063,445	83,053

Total United States (Cost $368,901)		342,306

SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	225,150	2,226

Total Short-Term Instruments (Cost $2,225)		2,226

Total Investments in Affiliates (Cost $371,126)		344,532

Total Investments 100.0% (Cost $371,920)		$345,326
Other Assets and Liabilities, net 0.0%		(64)

Net Assets 100.0%		$345,262

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$794	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(811)	$794	$794

Total Repurchase Agreements						$(811)	$794	$794

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$794	$0	$794
	$0	$794	$0	$794
Investments in Affiliates, at Value
United States
Mutual Funds	342,306	0	0	342,306
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,226	0	0	2,226

	$344,532	$0	$0	$344,532

Total Investments	$344,532	$794	$0	$345,326

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.8%
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.6%
Deutsche Bank AG
4.250% due 10/14/2021	$1,300	$1,305
Dexia Credit Local S.A.
1.875% due 09/15/2021	1,600	1,544
Goldman Sachs Group, Inc.
2.640% due 10/28/2027	2,000	2,041

		4,890

INDUSTRIALS 0.2%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	41
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,100	1,038
3.100% due 04/07/2030	1,100	1,046

		2,125

UTILITIES 0.6%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	3,200	3,055
Petrobras Global Finance BV
7.875% due 03/15/2019	860	924
8.375% due 05/23/2021	1,100	1,188

		5,167

Total Corporate Bonds & Notes (Cost $12,335)		12,182

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	86

Total Municipal Bonds & Notes (Cost $91)		86

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
0.000% due 11/15/2030 (b)	400	249
2.750% due 11/01/2031	1,498	1,430
3.000% due 07/25/2043	1,617	1,472
3.610% due 07/01/2029	1,600	1,631
3.700% due 09/01/2034	2,123	2,161
3.765% due 12/01/2025	2,000	2,111
3.950% due 12/01/2045	600	606
4.000% due 02/25/2019	11	11
5.000% due 08/25/2033	59	66
5.500% due 04/25/2033 - 08/25/2035	85	92
6.000% due 12/25/2034	206	246
Fannie Mae, TBA
3.500% due 02/01/2047	5,000	5,114
4.000% due 01/01/2047 - 02/01/2047	27,000	28,347
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (b)	21,309	13,702
3.000% due 04/15/2053	1,716	1,606
5.500% due 02/15/2024	61	67
6.000% due 06/15/2035	332	379
Ginnie Mae
5.500% due 10/20/2037	165	195
NCUA Guaranteed Notes
1.022% due 11/06/2017	410	410
Residual Funding Corp. STRIPS
0.000% due 04/15/2030 (b)	4,100	2,654
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (b)	3,191	2,181
Small Business Administration
5.290% due 12/01/2027	143	155
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,112

Total U.S. Government Agencies (Cost $65,071)		65,997

U.S. TREASURY OBLIGATIONS 114.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	2,670	2,373
2.875% due 08/15/2045 (e)	3,340	3,207
2.875% due 11/15/2046 (e)	2,310	2,225
3.000% due 11/15/2044 (e)	2,700	2,662
3.125% due 02/15/2043 (e)	40,100	40,556
3.625% due 08/15/2043 (e)	8,200	9,077
3.625% due 02/15/2044 (e)(g)(i)	11,550	12,778
4.750% due 02/15/2041 (e)	24,300	31,631
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (e)	7,645	7,718
0.750% due 02/15/2045 (e)	783	738
1.375% due 02/15/2044 (e)	2,022	2,210
2.500% due 01/15/2029 (e)	1,193	1,441
U.S. Treasury STRIPS (b)
0.000% due 11/15/2028	17,500	12,800
0.000% due 02/15/2031	7,800	5,224
0.000% due 05/15/2032	21,700	13,875
0.000% due 05/15/2033	14,200	8,768
0.000% due 05/15/2034 (e)(g)	34,600	20,608
0.000% due 08/15/2034	44,900	26,615
0.000% due 11/15/2034	67,400	39,487
0.000% due 08/15/2035	22,500	12,849
0.000% due 11/15/2035	70,400	39,814
0.000% due 05/15/2036	52,000	28,924
0.000% due 11/15/2036	44,900	24,478
0.000% due 02/15/2037	24,500	13,239
0.000% due 05/15/2037	85,100	45,593
0.000% due 11/15/2039	23,950	11,917
0.000% due 05/15/2040	11,000	5,361
0.000% due 08/15/2040 (g)	4,650	2,236
0.000% due 02/15/2041 (g)(i)	3,600	1,712
0.000% due 02/15/2042	9,500	4,323
0.000% due 05/15/2042	9,700	4,374
0.000% due 08/15/2042 (e)	207,500	92,652
0.000% due 11/15/2042 (e)	139,200	61,640
0.000% due 02/15/2043	13,200	5,810
0.000% due 05/15/2043	113,700	49,593
0.000% due 08/15/2043	136,500	59,383
0.000% due 11/15/2043 (e)	209,200	90,883
0.000% due 02/15/2044	89,900	38,482
0.000% due 02/15/2044 (i)	20,800	8,690
0.000% due 05/15/2044	88,500	37,482
0.000% due 11/15/2044	118,300	49,140
0.000% due 05/15/2045	72,700	29,703

Total U.S. Treasury Obligations (Cost $997,504)		962,271

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,344
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	857
5.122% due 08/10/2035	600	625
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031	2,800	2,769
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,081
Countrywide Home Loan Mortgage Pass-Through Trust
3.130% due 09/25/2047 ^	387	359
Credit Suisse Commercial Mortgage Trust
4.373% due 09/15/2037	1,700	1,573
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033	1	1
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,550
GS Mortgage Securities Trust
3.602% due 10/10/2049	1,800	1,783
3.805% due 10/10/2035	800	788
Hilton USA Trust
4.194% due 11/05/2038	1,000	981
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034	1,000	971
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	2,800	2,812
JPMorgan Mortgage Trust
3.178% due 07/25/2035	148	149
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	600	588

VNDO Trust
3.805% due 01/10/2035	3,600	3,715
WaMu Mortgage Pass-Through Certificates Trust
1.297% due 01/25/2047	3	3
2.098% due 10/25/2046	8	8
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059	3,800	3,890
4.393% due 11/15/2043	1,100	1,172

Total Non-Agency Mortgage-Backed Securities (Cost $32,178)		32,019

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust
3.012% due 07/25/2036	5	4
Dryden Senior Loan Fund
2.054% due 01/15/2025	800	800
Navient Student Loan Trust
1.906% due 03/25/2066	1,383	1,399
Race Point CLO Ltd.
1.200% due 11/08/2024	1,300	1,301
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	371	370
Wells Fargo Home Equity Asset-Backed Securities Trust
1.026% due 07/25/2036	1,600	1,451
WhiteHorse Ltd.
2.078% due 02/03/2025	1,100	1,100

Total Asset-Backed Securities (Cost $6,324)		6,425

SOVEREIGN ISSUES 0.7%
Brazil Government International Bond
5.625% due 02/21/2047	2,300	2,024
Development Bank of Japan, Inc.
1.625% due 09/01/2021	1,500	1,444
Export-Import Bank of India
3.375% due 08/05/2026	1,200	1,123
Saudi Government International Bond
2.375% due 10/26/2021	600	583
3.250% due 10/26/2026	500	475
4.500% due 10/26/2046	800	768

Total Sovereign Issues (Cost $6,784)		6,417

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.1%		710

U.S. TREASURY BILLS 0.4%
0.439% due 01/12/2017 - 02/23/2017 (a)(b)(e)(i)	3,268	3,267

Total Short-Term Instruments (Cost $3,977)		3,977

Total Investments in Securities (Cost $1,124,264)		1,089,374

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,886	167

Total Short-Term Instruments (Cost $167)		167

Total Investments in Affiliates (Cost $167)		167

Total Investments 129.8% (Cost $1,124,431)		$1,089,541
Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $166)		(2,170)
Other Assets and Liabilities, net (29.5)%		(248,292)

Net Assets 100.0%		$839,079

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$710	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(729)	$710	$710

Total Repurchase Agreements						$(729)	$710	$710

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.930%	12/12/2016	01/23/2017	$(1,620)	$(1,621)
BOS	0.820	01/03/2017	04/03/2017	(1,984)	(1,984)
	1.000	11/04/2016	01/04/2017	(10,784)	(10,802)
	1.000	12/05/2016	01/04/2017	(1,190)	(1,191)
	1.000	12/15/2016	01/04/2017	(11,240)	(11,246)
	1.070	11/18/2016	01/18/2017	(6,794)	(6,803)
	1.150	11/22/2016	01/03/2017	(38,832)	(38,884)
	1.150	12/12/2016	01/03/2017	(4,435)	(4,438)
	1.150	12/27/2016	01/03/2017	(12,514)	(12,517)
	1.300	12/23/2016	01/06/2017	(3,825)	(3,827)
BSN	0.820	11/02/2016	01/05/2017	(6,186)	(6,195)
	0.850	01/03/2017	04/03/2017	(55,230)	(55,229)
GRE	0.750	12/30/2016	01/03/2017	(17,996)	(17,997)
	0.930	12/21/2016	03/08/2017	(4,230)	(4,232)
	0.930	12/22/2016	03/08/2017	(857)	(858)
	1.150	12/14/2016	01/04/2017	(28,728)	(28,746)

Total Reverse Repurchase Agreements					$(206,570)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.900%	12/29/2016	01/03/2017	$(1,360)	$(1,360)
GSC	1.110	11/21/2016	01/20/2017	(19,220)	(19,246)
	1.200	12/01/2016	01/12/2017	(2,676)	(2,679)
	1.260	12/21/2016	01/20/2017	(7,456)	(7,460)
	1.350	12/29/2016	01/05/2017	(3,872)	(3,873)
	1.360	12/29/2016	01/05/2017	(27,082)	(27,086)
TDM	0.870	10/27/2016	01/27/2017	(4,166)	(4,172)
	0.970	11/03/2016	01/04/2017	(6,150)	(6,160)

Total Sale-Buyback Transactions					$(72,036)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(131,610) at a weighted average interest rate of 0.679%.
(4)	Payable for sale-buyback transactions includes $(20) of deferred price drop.

(e)	Securities with an aggregate market value of $277,181 and cash of $1,762 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Short	03/2017	221	$45	$0	$(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	65	(14)	23	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	304	355	0	(228)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	21	(31)	20	0

Total Futures Contracts				$355	$43	$(242)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$15,100	$(235)	$(12)	$0	$(4)
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	14,600	(241)	41	1	0

					$(476)	$29	$1	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/21/2021		$3,200	$73	$121	$0	$(4)
Receive	3-Month USD-LIBOR	1.500	06/30/2026		5,000	366	388	0	(16)
Receive	3-Month USD-LIBOR	1.515	06/30/2026		8,800	633	684	0	(28)
Receive	3-Month USD-LIBOR	1.555	06/30/2026		8,800	602	686	0	(28)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		37,520	1,991	2,962	0	(125)
Receive*	3-Month USD-LIBOR	2.288	06/01/2027		1,600	24	23	0	(6)
Receive*	3-Month USD-LIBOR	1.500	06/21/2027		3,900	326	(15)	0	(13)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		11,800	318	2,175	0	(100)
Pay	28-Day MXN-TIIE	7.150	12/21/2018	MXN	165,700	(10)	(8)	9	0
Pay	28-Day MXN-TIIE	7.160	12/21/2018		148,800	(8)	(8)	9	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		6,500	(5)	(5)	1	0
Pay	28-Day MXN-TIIE	8.280	11/28/2036		39,400	(5)	(5)	27	0
Pay	28-Day MXN-TIIE	8.310	11/28/2036		13,000	0	(1)	9	0

						$4,305	$6,997	$55	$(320)

Total Swap Agreements						$3,829	$7,026	$56	$(324)

*	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $3,914 and cash of $3,799 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2017	MXN	6,602		$316	$0	$0
DUB	02/2017		$5,892	MXN	113,034	0	(469)
JPM	01/2017	EUR	280		$298	3	0

Total Forward Foreign Currency Contracts						$3	$(469)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$1,600	$141	$17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	1,700	147	183
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	5,400	47	61
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	3,900	35	44
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	10/25/2017	15,400	370	1,232
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	229,500	155	150
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	2,600	219	28
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	1,900	171	210
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	11,200	38	0
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	12,900	46	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,600	141	17
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	14,600	912	1,967
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	16,000	1,632	1,812
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	3,700	337	410
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	85,800	49	56
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	8,900	490	1,026

							$4,930	$7,213

Total Purchased Options							$4,930	$7,213

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	03/15/2017	EUR	14,200	$(31)	$(11)
GST	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$12,400	(19)	(3)

							$(50)	$(14)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(206)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(12)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	5,400	(43)	(17)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	3,900	(29)	(13)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	10/25/2017	15,400	(189)	(765)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	9,500	(171)	(281)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	5,600	(225)	(19)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	18,500	(148)	(194)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	03/21/2017	5,600	(29)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	03/21/2017	5,600	(36)	(18)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(12)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	73,000	(913)	(2,549)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	98,500	(1,969)	(2,919)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	44,500	(489)	(1,388)

							$(4,683)	$(8,436)

Total Written Options							$(4,764)	$(8,450)

(i)	Securities with an aggregate market value of $2,286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,890	$0	$4,890
Industrials	0	2,125	0	2,125
Utilities	0	5,167	0	5,167
Municipal Bonds & Notes
West Virginia	0	86	0	86
U.S. Government Agencies	0	65,997	0	65,997
U.S. Treasury Obligations	0	962,271	0	962,271
Non-Agency Mortgage-Backed Securities	0	32,019	0	32,019
Asset-Backed Securities	0	6,425	0	6,425
Sovereign Issues	0	6,417	0	6,417
Short-Term Instruments
Repurchase Agreements	0	710	0	710
U.S. Treasury Bills	0	3,267	0	3,267
	$0	$1,089,374	$0	$1,089,374

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167	$0	$0	$167

Total Investments	$167	$1,089,374	$0	$1,089,541

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	56	0	99
Over the counter	0	7,216	0	7,216
	$43	$7,272	$0	$7,315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(242)	(324)	0	(566)
Over the counter	0	(8,919)	0	(8,919)

	$(242)	$(9,243)	$0	$(9,485)

Total Financial Derivative Instruments	$(199)	$(1,971)	$0	$(2,170)

Totals	$(32)	$1,087,403	$0	$1,087,371

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.1%
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.2%
National Australia Bank Ltd.
2.250% due 03/16/2021		$3,000	$2,971
Westpac Banking Corp.
1.850% due 11/26/2018		10,100	10,110

			13,081

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.515% due 05/13/2045	AUD	5,233	3,769

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)
		8,636	7,141

Total Australia (Cost $27,131)			23,991

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$12,200	12,901

Total Belgium (Cost $12,824)			12,901

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.873% due 03/17/2020		$12,700	12,445
4.375% due 05/20/2023		2,100	1,840
7.875% due 03/15/2019		2,300	2,471
8.375% due 05/23/2021		22,700	24,516

			41,272

SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	83,200	24,118

Total Brazil (Cost $63,401)			65,390

CANADA 5.5%
ASSET-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.978% due 06/01/2020	CAD	9,508	7,035
1.178% due 07/01/2020		24,051	17,879
1.178% due 08/01/2020		8,822	6,557

			31,471

CORPORATE BONDS & NOTES 0.8%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,323
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	33,093
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,323
2.300% due 03/22/2021		22,000	21,862

			63,601

SOVEREIGN ISSUES 4.3%
Canada Government International Bond
1.500% due 12/01/2044 (e)	CAD	10,050	9,404
Province of Alberta
1.250% due 06/01/2020		35,000	25,941
2.350% due 06/01/2025		33,600	24,876

Province of British Columbia
2.300% due 06/18/2026		7,400	5,477
Province of Ontario
2.500% due 04/27/2026		$4,000	3,854
2.600% due 06/02/2025	CAD	229,400	173,622
3.150% due 06/02/2022		3,400	2,702
3.500% due 06/02/2024		50,000	40,445
Province of Quebec
3.000% due 09/01/2023		19,200	15,112
3.500% due 12/01/2022		6,500	5,264
4.250% due 12/01/2021		8,800	7,336
5.000% due 12/01/2038		8,100	7,676
6.000% due 10/01/2029		3,200	3,174

			324,883

Total Canada (Cost $440,595)			419,955

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
CIFC Funding Ltd.
2.177% due 08/14/2024		$15,985	15,992
Dryden Senior Loan Fund
2.050% due 01/15/2022		9,281	9,281
Hillmark Funding Ltd.
1.161% due 05/21/2021		2,177	2,170
Symphony CLO LP
1.976% due 01/09/2023		7,598	7,591

Total Cayman Islands (Cost $34,970)			35,034

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,099

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	661
China Government International Bond
3.380% due 05/23/2023		4,600	678
4.080% due 08/22/2023		4,600	705

			2,044

Total China (Cost $30,243)			30,143

DENMARK 9.0%
CORPORATE BONDS & NOTES 9.0%
BRFkredit A/S
2.000% due 10/01/2017	DKK	181,300	26,127
2.000% due 10/01/2047		18,400	2,545
2.500% due 10/01/2047		22,912	3,289
3.000% due 10/01/2047		24,937	3,667
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		34,700	5,000
2.500% due 10/01/2037		18,082	2,646
2.500% due 10/01/2047		99,817	14,275
3.000% due 10/01/2047		71,533	10,549
Nykredit Realkredit A/S
1.000% due 04/01/2017		101,100	14,398
1.000% due 07/01/2017		143,200	20,419
1.000% due 10/01/2017		102,900	14,737
2.000% due 10/01/2017		206,200	29,708
2.000% due 04/01/2018		324,300	47,265
2.000% due 10/01/2037		137,017	19,721
2.000% due 10/01/2047		274,600	37,832
2.500% due 10/01/2037		248,855	36,593
2.500% due 10/01/2047		804,738	114,971
3.000% due 10/01/2047		290,415	42,765
Realkredit Danmark A/S
1.000% due 04/01/2017		262,400	37,287
1.000% due 01/01/2018		306,000	43,976
1.000% due 04/01/2018		264,000	37,996
2.000% due 04/01/2017		273,300	38,930
2.000% due 10/01/2037		59,606	8,566
2.000% due 10/01/2047		201,400	27,725
2.500% due 10/01/2037		51,600	7,606
2.500% due 10/01/2047		185,156	26,512
3.000% due 10/01/2047		62,439	9,177

Total Denmark (Cost $708,349)			684,282

FRANCE 3.8%
BANK LOAN OBLIGATIONS 0.1%
Oberthur Technologies S.A.
3.750% due 12/14/2023	EUR	4,750	5,025

CORPORATE BONDS & NOTES 0.8%
Dexia Credit Local S.A.
1.875% due 03/28/2019		$12,500	12,432
1.875% due 01/29/2020		5,500	5,427
1.875% due 09/15/2021		38,900	37,528
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,906

			58,293

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infinity SoPRANo
0.018% due 11/05/2019	EUR	569	593

SOVEREIGN ISSUES 2.9%
France Government International Bond
3.250% due 05/25/2045 (i)		57,100	82,900
4.000% due 10/25/2038		12,900	20,360
4.500% due 04/25/2041 (i)		70,000	119,334
4.750% due 04/25/2035		600	1,000

			223,594

Total France (Cost $288,944)			287,505

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$34,500	34,639
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,536
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	15,070
5.375% due 04/23/2024		15,000	11,281

			65,526

Total Germany (Cost $69,631)			65,526

GREECE 0.2%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,800	5,015
5.014% due 12/27/2017		3,400	3,503

			8,518

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	472,000	3,958
4.500% due 07/03/2017		530,000	4,495

			8,453

Total Greece (Cost $17,096)			16,971

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,787

Total Guernsey, Channel Islands (Cost $16,755)			16,787

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	123	130

CORPORATE BONDS & NOTES 0.2%
Depfa ACS Bank
5.750% due 03/28/2017		$2,500	2,526
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		9,900	9,776

			12,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Emerald Mortgages PLC
0.000% due 07/15/2048	EUR	426	440

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025		22,200	32,440

Total Ireland (Cost $45,611)			45,312

ITALY 4.4%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	25,900	28,646
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$14,900	13,776
5.710% due 01/15/2026		6,200	5,919

			48,341

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Apulia Mortgages Finance SRL
0.484% due 06/20/2058	EUR	1,698	1,776
Berica ABS SRL
0.019% due 12/31/2055		734	771
Casa D’este Finance SRL
0.034% due 09/15/2040		4,806	5,032
Claris Finance SRL
0.137% due 10/31/2060		6,658	6,985
Creso SRL
0.381% due 12/30/2060		3,484	3,667
Deco Gondola SRL
1.137% due 02/22/2026		1,618	1,702
Giovecca Mortgages SRL
0.287% due 04/23/2048		2,987	3,146
Marche Mutui SRL
0.108% due 02/25/2055		1,184	1,244
1.938% due 01/27/2064		3,841	4,073

			28,396

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
0.450% due 06/01/2021		61,100	64,293
2.150% due 11/12/2017 (e)		14,781	15,937
2.350% due 09/15/2024 (e)		1,870	2,251
2.700% due 03/01/2047		32,100	32,476
2.800% due 03/01/2067		21,100	19,828
3.250% due 09/01/2046		3,800	4,292
4.000% due 02/01/2037 (i)		55,000	71,332
5.000% due 09/01/2040 (i)		24,900	36,276
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	14,416

			261,101

Total Italy (Cost $381,117)			337,838

JAPAN 11.8%
CORPORATE BONDS & NOTES 0.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$1,800	1,794
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		11,000	11,071
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		5,900	5,705
2.631% due 03/09/2021		38,600	39,734

			58,304

SOVEREIGN ISSUES 11.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,624
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,428
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		31,600	30,900
Japan Government International Bond
0.500% due 09/20/2046	JPY	6,710,000	54,387
1.400% due 09/20/2034		28,360,000	282,309
1.700% due 09/20/2032		40,530,000	420,233
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,547

			840,428

Total Japan (Cost $863,020)			898,732

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$1,300	1,301
3.000% due 04/15/2021		4,600	4,603
4.125% due 04/15/2026		5,800	5,935

Total Jersey, Channel Islands (Cost $11,683)			11,839

LUXEMBOURG 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.001% due 06/04/2024	EUR	131	138

CORPORATE BONDS & NOTES 0.0%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018		2,600	2,896

Total Luxembourg (Cost $3,061)			3,034

NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	341	359
Chapel BV
0.049% due 07/17/2066		7,373	7,633
0.348% due 11/17/2064		3,539	3,676
Halcyon Structured Asset Management European CLO BV
0.052% due 01/25/2023		111	117
Highlander Euro CDO BV
0.000% due 05/01/2023		93	98
Neptuno CLO BV
0.010% due 05/24/2023		622	655
Panther CDO BV
0.082% due 10/15/2084		2,766	2,892

			15,430

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	8,590
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (f)		$8,150	8,383
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	1,968
Enel Finance International NV
5.125% due 10/07/2019		$1,937	2,071
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		13,000	13,293
ING Bank NV
2.625% due 12/05/2022		5,000	4,970

			39,275

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.689% due 07/17/2041	EUR	1,200	1,054

Total Netherlands (Cost $55,914)			55,759

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$8,400	8,313
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,016

			9,329

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,096

Total Norway (Cost $17,484)			16,425

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	361

Total Poland (Cost $443)			361

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,700	6,210
4.750% due 01/15/2018 ^		3,400	1,020
Novo Banco S.A.
5.000% due 05/21/2019		4,400	3,196
5.000% due 05/23/2019		1,080	784

Total Portugal (Cost $33,845)			11,210

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,794
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,557

			9,351

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		7,200	7,219

Total Qatar (Cost $16,357)			16,570

SAUDI ARABIA 1.1%
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$77,300	75,126
3.250% due 10/26/2026		6,200	5,886
4.500% due 10/26/2046		1,000	961

Total Saudi Arabia (Cost $83,659)			81,973

SLOVENIA 2.4%
SOVEREIGN ISSUES 2.4%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	1,494	1,588
4.125% due 02/18/2019		$26,100	27,136
4.750% due 05/10/2018		10,800	11,203
5.250% due 02/18/2024		68,700	75,433
5.500% due 10/26/2022		33,700	37,313
5.850% due 05/10/2023		28,450	32,097

Total Slovenia (Cost $183,430)			184,770

SPAIN 2.4%
CORPORATE BONDS & NOTES 0.2%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)	EUR	8,600	8,047
Banco Santander S.A.
6.250% due 09/11/2021 (f)		6,200	6,136

			14,183

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.015% due 09/22/2032		593	622
0.073% due 10/26/2032		2,960	3,093
TDA Mixto Fondo de Titulizacion de Activos
0.021% due 12/27/2030		1,066	1,113

			4,828

SOVEREIGN ISSUES 2.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018		12,000	13,232
4.801% due 07/31/2020		8,000	9,034
4.900% due 09/15/2021		16,200	18,512
4.950% due 02/11/2020 (i)		1,100	1,241
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	22,499
4.300% due 09/15/2026		2,400	3,120
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,503
Spain Government International Bond
2.900% due 10/31/2046 (i)		55,710	62,418
4.200% due 01/31/2037		6,500	9,109
4.900% due 07/30/2040		10,200	15,632
5.250% due 04/06/2029	GBP	900	1,307
Xunta de Galicia
6.964% due 12/28/2017	EUR	700	788

			158,395

Total Spain (Cost $183,965)			177,406

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	159
Asian Development Bank
0.500% due 03/24/2020		7,300	4,884
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,636
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	997
0.500% due 12/21/2023		500	292
European Investment Bank
0.500% due 06/21/2023		13,600	8,110
0.500% due 08/10/2023		20,700	12,039

Total Supranational (Cost $39,491)			33,117

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	98,000	11,513
Svenska Handelsbanken AB
2.148% due 03/30/2021		$18,650	18,987
Swedbank AB
2.200% due 03/04/2020		10,100	10,015

Total Sweden (Cost $41,352)			40,515

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
Credit Suisse AG
6.500% due 08/08/2023		$13,814	14,731
UBS AG
4.750% due 05/22/2023		21,000	21,473
5.125% due 05/15/2024		4,200	4,256

7.250% due 02/22/2022		10,700	10,785
7.625% due 08/17/2022		600	682

			51,927

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	7,550	11,461

Total Switzerland (Cost $63,501)			63,388

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Abu Dhabi PJSC
2.250% due 02/11/2020		$10,000	9,891

Total United Arab Emirates (Cost $9,871)			9,891

UNITED KINGDOM 7.4%
CORPORATE BONDS & NOTES 2.8%
Barclays Bank PLC
7.625% due 11/21/2022		$30,214	33,216
7.750% due 04/10/2023		10,951	11,555
9.000% due 10/11/2023 (f)	GBP	5,123	7,363
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	5,000	5,122
8.000% due 12/15/2020 (f)		1,200	1,337
HSBC Holdings PLC
3.191% due 03/08/2021		$18,500	19,363
5.100% due 04/05/2021		13,100	14,154
6.000% due 09/29/2023 (f)	EUR	7,800	8,512
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,000	1,591
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		14,188	18,358
7.875% due 06/27/2029 (f)		2,300	3,005
Nationwide Building Society
10.250% due 06/29/2049 (f)		20	3,243
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$3,400	3,230
8.000% due 08/10/2025 (f)		300	288
8.625% due 08/15/2021 (f)		3,800	3,885
Royal Bank of Scotland PLC
10.500% due 03/16/2022	EUR	10,000	10,738
13.125% due 03/19/2022	AUD	1,500	1,105
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$15,000	14,895
3.125% due 01/08/2021		4,000	4,002
7.375% due 06/24/2022 (f)	GBP	1,800	2,233
Tesco PLC
5.000% due 03/24/2023		700	932
5.125% due 04/10/2047	EUR	7,300	7,622
6.125% due 02/24/2022	GBP	8,399	11,787
Tesco Property Finance PLC
5.411% due 07/13/2044		9,863	11,330
7.623% due 07/13/2039		967	1,365
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		12,800	15,538

			215,769

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Business Mortgage Finance PLC
0.778% due 02/15/2039		563	682
2.398% due 02/15/2041		7,692	9,195
Darrowby PLC
2.098% due 02/20/2044		6,892	8,511
EuroMASTR PLC
0.573% due 06/15/2040		177	204
Eurosail PLC
0.015% due 12/15/2044	EUR	7,714	6,732
0.035% due 03/13/2045		306	316
0.044% due 12/10/2044		3,999	4,129
0.536% due 06/10/2044	GBP	7,277	8,706
0.537% due 03/13/2045		51	61
0.677% due 06/13/2045		429	525
1.325% due 06/13/2045		1,145	1,253
Gemgarto
3.348% due 05/14/2045		27	34
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	1,878	1,918
0.017% due 06/18/2038		28	29

0.511% due 06/18/2039	GBP	44	51
1.123% due 06/18/2039		$1,636	1,562
Landmark Mortgage Securities PLC
0.591% due 06/17/2038	GBP	37	44
Ludgate Funding PLC
0.028% due 01/01/2061	EUR	231	223
Mansard Mortgages PLC
1.023% due 12/15/2049	GBP	10,839	13,043
Money Partners Securities PLC
0.753% due 03/15/2040		661	779
Newgate Funding PLC
0.108% due 12/01/2050	EUR	5,170	4,406
0.284% due 12/15/2050		9,675	9,790
0.572% due 12/01/2050	GBP	85	98
0.573% due 12/15/2050		4,443	4,705
0.934% due 12/15/2050	EUR	2,009	1,819
1.184% due 12/15/2050		3,295	2,830
1.373% due 12/15/2050	GBP	4,420	4,958
1.623% due 12/15/2050		2,491	2,716
Paragon Mortgages PLC
0.004% due 06/15/2041	EUR	300	291
0.048% due 05/15/2041		314	312
0.758% due 05/15/2041	GBP	31	36
Preferred Residential Securities PLC
1.123% due 12/15/2042		36	38
ResLoC UK PLC
0.533% due 12/15/2043		834	950
0.593% due 12/15/2043		1,435	1,512
RMAC Securities PLC
0.011% due 06/12/2044	EUR	148	134
0.526% due 06/12/2044	GBP	2,623	3,004
0.546% due 06/12/2044		7,104	8,172
1.103% due 06/12/2044		$366	344
Tenterden Funding PLC
1.862% due 03/21/2044	GBP	2,140	2,657
Thrones PLC
1.902% due 07/20/2044		2,172	2,697
Uropa Securities PLC
0.000% due 10/10/2040	EUR	64	67
0.576% due 06/10/2059	GBP	5,015	5,773
0.726% due 06/10/2059		1,159	1,213
0.926% due 06/10/2059		907	959
1.126% due 06/10/2059		965	985

			118,463

SOVEREIGN ISSUES 3.1%
United Kingdom Gilt
3.250% due 01/22/2044 (i)		99,800	159,018
3.500% due 01/22/2045 (i)		3,900	6,509
4.250% due 12/07/2040 (i)		40,600	73,312

			238,839

Total United Kingdom (Cost $610,448)			573,071

UNITED STATES 29.8%
ASSET-BACKED SECURITIES 5.5%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$218	211
ACE Securities Corp. Home Equity Loan Trust
1.146% due 02/25/2036		19,506	7,501
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.226% due 10/25/2035		1,910	1,899
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		44	42
Amresco Residential Securities Corp. Mortgage Loan Trust
1.696% due 06/25/2029		221	209
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 02/25/2034		517	475
Asset-Backed Funding Certificates Trust
0.886% due 01/25/2037		6,803	4,684
Asset-Backed Securities Corp. Home Equity Loan Trust
1.851% due 02/25/2035		9,804	8,185
2.054% due 04/15/2033		1,346	1,319
Bear Stearns Asset-Backed Securities Trust
0.976% due 03/25/2037		10,774	7,900
1.416% due 10/25/2032		22	22
1.556% due 10/27/2032		48	45
1.756% due 10/25/2037		68	64
BNC Mortgage Loan Trust
0.856% due 05/25/2037		333	329
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		366	252

0.906% due 12/25/2036	8,017	4,291
0.916% due 12/25/2036	4,127	2,566
0.926% due 05/25/2037	7,738	7,617
0.936% due 01/25/2037	8,322	5,352
1.016% due 03/25/2036	10,900	9,247
1.016% due 03/25/2037	3,798	2,919
1.016% due 06/25/2037	3,726	2,998
1.056% due 08/25/2036	16,899	13,000
4.593% due 10/25/2037	2,654	2,490
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	4	4
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^	1,924	1,903
0.896% due 05/25/2035	6,800	5,678
0.896% due 06/25/2035	9,674	7,458
0.896% due 08/25/2037	7,302	5,691
0.916% due 05/25/2036	7,888	6,253
0.926% due 06/25/2047	3,657	3,567
0.956% due 06/25/2047	9,965	7,680
0.996% due 03/25/2036	2,785	2,275
1.046% due 07/25/2036	8,044	7,768
1.096% due 12/25/2036 ^	559	287
1.406% due 01/25/2036	4,900	3,782
1.731% due 06/25/2035	135	135
5.253% due 08/25/2035 ^	2,766	2,383
Countrywide Asset-Backed Certificates Trust
1.254% due 10/25/2035	12,200	10,978
1.356% due 08/25/2035	100	100
2.159% due 12/25/2034	10,071	8,324
4.740% due 10/25/2035	191	196
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	53	47
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036	5	3
First Alliance Mortgage Loan Trust
0.562% due 12/20/2027	1	1
First Franklin Mortgage Loan Trust
1.656% due 03/25/2034	1,867	1,760
Fremont Home Loan Trust
0.906% due 10/25/2036	8,989	4,577
1.026% due 02/25/2036	7,522	5,133
GSAA Trust
0.936% due 03/25/2036	11,650	7,047
5.995% due 03/25/2046 ^	1,688	1,175
Home Equity Asset Trust
1.356% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
1.016% due 04/25/2037	10,194	5,949
1.166% due 01/25/2036	4,500	3,608
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.926% due 04/25/2037	6,673	4,543
0.996% due 04/25/2037	12,608	7,957
JPMorgan Mortgage Acquisition Trust
0.866% due 08/25/2036	116	75
0.891% due 07/25/2036	5,455	3,876
Long Beach Mortgage Loan Trust
1.016% due 08/25/2045	3,356	2,875
1.316% due 10/25/2034	12	12
1.581% due 06/25/2035	534	532
MASTR Asset-Backed Securities Trust
0.856% due 08/25/2036	8,886	4,184
0.906% due 03/25/2036	1,169	729
0.906% due 10/25/2036	14,980	6,761
0.976% due 10/25/2036	4,457	2,036
1.246% due 10/25/2035	10,803	8,308
Merrill Lynch Mortgage Investors Trust
0.836% due 09/25/2037	40	16
0.876% due 02/25/2037	61	29
1.236% due 05/25/2036	1,118	1,041
MESA Trust
1.556% due 12/25/2031	138	130
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 10/25/2036	1,331	1,065
0.896% due 05/25/2037	5,390	3,803
0.906% due 11/25/2036	15,270	9,222
0.996% due 06/25/2036	6,722	4,404
Morgan Stanley Home Equity Loan Trust
0.926% due 04/25/2037	15,658	9,816
0.986% due 04/25/2037	11,528	7,285
1.106% due 04/25/2037	1,659	1,065
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,921	956
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.046% due 03/25/2036	5,923	4,973
NovaStar Mortgage Funding Trust
0.886% due 03/25/2037	27,461	18,000

Option One Mortgage Loan Trust
0.896% due 02/25/2037		19,894	12,208
0.946% due 01/25/2036		413	406
1.536% due 02/25/2035		7,954	6,492
RAAC Trust
1.084% due 02/25/2037		8,000	5,939
Renaissance Home Equity Loan Trust
1.256% due 12/25/2033		65	62
5.294% due 01/25/2037		14,804	7,934
5.675% due 06/25/2037 ^		16,700	7,857
5.731% due 11/25/2036		28,508	16,499
Residential Asset Mortgage Products Trust
0.804% due 12/25/2035		4,358	3,390
1.056% due 03/25/2036		4,499	4,171
1.316% due 06/25/2032		62	59
Residential Asset Securities Corp. Trust
0.916% due 07/25/2036		388	383
1.256% due 07/25/2032 ^		116	106
1.596% due 09/25/2034		1,282	1,181
Saxon Asset Securities Trust
2.506% due 12/25/2037		7,220	6,026
2.556% due 05/25/2031		1,157	1,029
Securitized Asset-Backed Receivables LLC Trust
0.886% due 05/25/2037 ^		362	281
0.926% due 08/25/2036		789	350
Soundview Home Loan Trust
0.816% due 11/25/2036		45	19
1.026% due 12/25/2036		8,457	6,248
Specialty Underwriting & Residential Finance Trust
1.106% due 09/25/2036		357	358
Structured Asset Securities Corp. Mortgage Loan Trust
0.916% due 03/25/2036		3,437	2,856
0.976% due 12/25/2036		19,167	11,662
0.986% due 05/25/2047		5,200	4,193
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		8,997	9,089
WaMu Asset-Backed Certificates Trust
1.046% due 05/25/2047		8,107	5,554
Wells Fargo Home Equity Asset-Backed Securities Trust
0.986% due 01/25/2037		21,575	15,097

			420,523

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.250% due 01/15/2022		3,275	3,291
3.500% due 01/15/2024		10,421	10,487
Hilton Worldwide Finance LLC
3.256% due 10/25/2023		363	367

			14,145

CORPORATE BONDS & NOTES 3.0%
Aetna, Inc.
2.400% due 06/15/2021		4,700	4,679
2.800% due 06/15/2023		6,000	5,912
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		6,000	5,993
2.750% due 01/30/2017		600	600
3.250% due 09/29/2017		1,082	1,091
3.600% due 05/21/2018		5,800	5,858
5.500% due 02/15/2017		1,300	1,306
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	3,758
3.900% due 04/01/2026		$8,400	8,552
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		6,900	6,938
3.300% due 02/01/2023		6,600	6,719
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,272
Bank of America Corp.
6.875% due 04/25/2018		2,125	2,259
Charter Communications Operating LLC
4.464% due 07/23/2022		11,550	12,072
4.908% due 07/23/2025		2,700	2,847
6.384% due 10/23/2035		4,096	4,684
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,058
Citigroup, Inc.
1.878% due 06/07/2019		12,400	12,501
2.050% due 06/07/2019		5,000	4,982
Ford Motor Credit Co. LLC
1.732% due 08/12/2019		4,800	4,813
1.816% due 01/09/2018		2,600	2,608
1.897% due 08/12/2019		4,000	3,936
3.200% due 01/15/2021		700	701
5.875% due 08/02/2021		2,756	3,044

International Lease Finance Corp.
8.750% due 03/15/2017		1,200	1,217
JPMorgan Chase & Co.
2.550% due 10/29/2020		33,500	33,468
2.550% due 03/01/2021		2,200	2,192
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,705
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	422
Lifestorage, LP
3.500% due 07/01/2026		4,400	4,225
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,898
Oracle Corp.
1.900% due 09/15/2021		4,700	4,592
2.400% due 09/15/2023		14,400	13,947
Pricoa Global Funding
2.200% due 06/03/2021		11,900	11,685
SLM Student Loan Trust
0.927% due 03/15/2038	GBP	3,923	4,378
Southern Co.
2.350% due 07/01/2021		$10,300	10,124
Springleaf Finance Corp.
6.900% due 12/15/2017		2,400	2,509
8.250% due 12/15/2020		3,200	3,488
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		18,556	18,509

			229,542

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	142
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		900	1,052
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		810	797
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,000	1,345
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021		600	649
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		2,400	3,131

			7,116

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
5.094% due 09/25/2035		297	247
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^		405	298
Banc of America Alternative Loan Trust
6.000% due 09/25/2034		5,968	5,601
6.500% due 04/25/2036 ^		5,096	4,221
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049		809	814
Banc of America Funding Trust
3.057% due 03/20/2036		231	214
3.061% due 02/20/2036		2,677	2,656
3.211% due 01/20/2047 ^		246	208
3.418% due 11/20/2034		637	607
3.641% due 10/20/2046 ^		70	53
5.500% due 01/25/2036		202	207
6.000% due 03/25/2037 ^		480	426
Banc of America Mortgage Trust
3.021% due 04/25/2035		441	401
3.242% due 09/25/2035 ^		66	64
3.244% due 06/25/2035		493	463
BCAP LLC Trust
1.281% due 01/26/2047		793	711
3.098% due 02/26/2036		251	252
5.250% due 02/26/2036		1,116	951
5.250% due 04/26/2037		2,661	2,386
5.250% due 08/26/2037		1,038	1,073
Bear Stearns Adjustable Rate Mortgage Trust
2.973% due 05/25/2034		198	184
3.108% due 10/25/2035		15	15
3.121% due 10/25/2033		168	169
3.174% due 05/25/2034		323	313
3.229% due 07/25/2034		309	304
3.326% due 02/25/2034		35	35
3.356% due 01/25/2035		648	640
3.577% due 11/25/2034		7	7

Bear Stearns ALT-A Trust
2.988% due 01/25/2036 ^	363	314
3.044% due 08/25/2036 ^	291	217
3.110% due 08/25/2036 ^	1,033	721
3.118% due 11/25/2035 ^	108	89
3.149% due 09/25/2035	5,058	4,359
3.184% due 08/25/2036 ^	1,954	1,435
3.217% due 11/25/2036 ^	541	457
Bear Stearns Structured Products, Inc. Trust
3.107% due 12/26/2046	76	59
Chase Mortgage Finance Trust
3.167% due 02/25/2037	661	665
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.822% due 05/25/2036	1,542	1,380
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	141	135
Citigroup Mortgage Loan Trust, Inc.
2.821% due 03/25/2037 ^	1,089	801
3.040% due 05/25/2035	137	135
3.041% due 08/25/2035	73	72
3.043% due 07/25/2046 ^	1,366	1,172
3.395% due 09/25/2037 ^	1,391	1,192
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.875% due 09/25/2035 ^	4,197	3,612
Commercial Mortgage Trust
0.585% due 03/10/2046 (a)	13,000	410
1.559% due 07/10/2046 (a)	11,715	161
1.683% due 01/10/2046 (a)	9,291	513
1.965% due 07/10/2046 (a)	7,345	412
Countrywide Alternative Loan Trust
0.896% due 04/25/2047	1,323	1,096
0.926% due 01/25/2037 ^	360	333
0.929% due 09/20/2046	7,807	5,742
0.946% due 09/25/2046 ^	1,069	828
0.949% due 03/20/2046	105	78
0.949% due 05/20/2046 ^	840	632
0.949% due 07/20/2046 ^	806	442
0.966% due 07/25/2046 ^	68	50
1.036% due 02/25/2037	419	345
1.106% due 05/25/2037 ^	702	381
1.156% due 09/25/2035 ^	368	289
1.206% due 09/25/2035 ^	2,047	1,460
1.817% due 11/25/2047 ^	5,530	3,896
1.947% due 11/25/2047 ^	12,851	9,155
1.967% due 08/25/2035	509	442
2.034% due 11/25/2035	383	302
2.574% due 11/25/2035	371	302
3.102% due 02/25/2037 ^	286	248
5.000% due 11/25/2035	8,946	7,288
5.250% due 06/25/2035 ^	237	220
6.000% due 01/25/2037 ^	1,214	1,012
6.250% due 08/25/2037 ^	587	519
6.500% due 08/25/2032	69	69
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	23	21
1.296% due 03/25/2035	857	789
1.396% due 03/25/2035	713	570
1.416% due 02/25/2035	16	14
2.824% due 05/20/2036	656	585
2.865% due 04/20/2036	12,124	10,354
2.972% due 03/25/2037 ^	433	307
3.005% due 09/20/2036 ^	230	184
3.095% due 08/25/2034 ^	306	262
3.105% due 11/25/2034	980	970
3.141% due 02/25/2047 ^	425	353
3.170% due 02/20/2036 ^	1,066	909
3.172% due 08/25/2034 ^	74	64
3.200% due 11/19/2033	16	16
Credit Suisse First Boston Mortgage Securities Corp.
1.906% due 03/25/2034 ^	147	143
2.799% due 07/25/2033	21	21
3.044% due 08/25/2033	95	95
DBUBS Mortgage Trust
0.300% due 11/10/2046 (a)	16,942	195
0.748% due 11/10/2046 (a)	13,388	295
Deutsche ALT-A Securities, Inc.
0.896% due 07/25/2047	755	629
0.946% due 08/25/2047	13,521	9,889
1.506% due 10/25/2047	4,741	3,888
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035	192	191
Downey Savings & Loan Association Mortgage Loan Trust
1.056% due 07/19/2045 ^	49	8
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	226	196
3.066% due 10/25/2035	205	200

First Republic Mortgage Loan Trust
1.054% due 11/15/2031	56	54
GMAC Mortgage Corp. Loan Trust
3.531% due 06/25/2034	41	41
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045	149	129
0.936% due 01/25/2037	751	604
0.966% due 04/25/2036	675	572
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	35	34
GS Mortgage Securities Corp.
1.595% due 02/10/2046 (a)	13,525	979
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)	24,403	1,951
GSR Mortgage Loan Trust
2.220% due 03/25/2033	134	132
3.010% due 09/25/2035	566	587
3.102% due 05/25/2035	218	205
3.132% due 04/25/2035	48	48
3.160% due 11/25/2035	777	770
3.455% due 01/25/2035	555	532
HarborView Mortgage Loan Trust
0.916% due 07/19/2046 ^	1,756	1,014
0.926% due 09/19/2037	1,265	1,121
0.976% due 03/19/2036	203	149
2.999% due 05/19/2033	248	243
3.107% due 07/19/2035	196	173
HomeBanc Mortgage Trust
2.710% due 04/25/2037 ^	318	269
2.749% due 04/25/2037 ^	1,386	903
Impac CMB Trust
1.476% due 10/25/2034	1,101	972
1.536% due 10/25/2034	534	509
1.756% due 07/25/2033	41	40
IndyMac Mortgage Loan Trust
0.832% due 06/25/2037	1,061	926
0.936% due 07/25/2047	4,398	2,992
0.946% due 09/25/2046	4,101	3,398
1.006% due 02/25/2037	1,100	728
1.056% due 11/25/2035 ^	284	165
1.056% due 06/25/2037 ^	500	254
2.941% due 03/25/2036	8,243	6,509
3.004% due 12/25/2034	130	122
3.141% due 08/25/2036	730	698
3.396% due 11/25/2035 ^	1,040	967
JPMBB Commercial Mortgage Securities Trust
1.194% due 04/15/2047 (a)	57,453	2,112
JPMorgan Alternative Loan Trust
0.996% due 10/25/2036	26,392	22,355
1.026% due 03/25/2036 ^	588	620
3.207% due 12/25/2035 ^	11,323	9,567
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.227% due 12/15/2047 (a)	80,529	4,000
4.070% due 11/15/2043	300	313
JPMorgan Mortgage Trust
2.770% due 11/25/2033	124	118
3.024% due 02/25/2036 ^	824	728
3.137% due 07/25/2035	228	226
3.216% due 09/25/2035	448	408
3.297% due 10/25/2035	29	27
Luminent Mortgage Trust
0.754% due 12/25/2036	2,590	2,229
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046	2,309	1,664
1.056% due 05/25/2047 ^	1,208	803
MASTR Alternative Loan Trust
1.156% due 03/25/2036	425	82
6.000% due 03/25/2036 ^	2,527	2,370
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.184% due 06/15/2030	41	39
2.610% due 10/20/2029	19	19
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	917	859
1.006% due 11/25/2035	1,545	1,427
1.006% due 08/25/2036	6	6
2.830% due 06/25/2035	450	438
2.920% due 02/25/2033	142	137
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.852% due 08/12/2049	645	653
Morgan Stanley Bank of America Merrill Lynch Trust
1.307% due 05/15/2046 (a)	63,368	3,094
1.529% due 02/15/2046 (a)	55,686	3,381
1.718% due 08/15/2045 (a)	41,410	2,225
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.516% due 08/25/2034	47	45

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.036% due 12/25/2035	2,051	1,877
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2047	2,216	1,256
0.936% due 07/25/2036	21,417	14,127
0.956% due 12/25/2046 ^	905	630
0.966% due 04/25/2046	60	27
1.026% due 05/25/2046 ^	829	540
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^	144	68
1.206% due 12/25/2036 ^	427	109
5.750% due 02/25/2036	8,586	8,291
6.250% due 10/25/2036 ^	301	271
6.500% due 08/25/2036 ^	678	379
Residential Funding Mortgage Securities, Inc. Trust
3.412% due 09/25/2035 ^	318	251
6.500% due 03/25/2032	52	54
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049	2,355	2,374
Sequoia Mortgage Trust
3.018% due 04/20/2035	186	193
3.096% due 09/20/2046 ^	5,911	4,742
Structured Adjustable Rate Mortgage Loan Trust
3.051% due 05/25/2036 ^	695	638
3.081% due 08/25/2035	628	579
3.093% due 02/25/2034	202	202
3.112% due 04/25/2034	235	234
3.139% due 09/25/2036 ^	1,181	856
3.192% due 09/25/2034	63	62
3.225% due 02/25/2036 ^	2,028	1,917
Structured Asset Mortgage Investments Trust
0.946% due 06/25/2036	117	99
0.966% due 05/25/2036	742	577
0.976% due 05/25/2036	4,458	3,456
0.976% due 09/25/2047	5,070	4,268
1.016% due 05/25/2046 ^	87	46
1.056% due 08/25/2036 ^	1,532	780
1.066% due 12/25/2035 ^	12	9
1.316% due 07/19/2034	12	11
2.067% due 08/25/2047 ^	1,986	1,679
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	612	595
Thornburg Mortgage Securities Trust
0.886% due 06/25/2037	13,614	13,011
2.006% due 06/25/2037 ^	2,129	1,939
2.371% due 03/25/2037	1,211	1,073
2.559% due 10/25/2043	88	85
2.878% due 06/25/2047 ^	2,858	2,573
5.750% due 06/25/2037	4,212	4,051
5.750% due 06/25/2047	87	79
5.983% due 09/25/2037	94	95
UBS-Barclays Commercial Mortgage Trust
1.760% due 12/10/2045 (a)	59,672	4,293
UBS-Citigroup Commercial Mortgage Trust
2.266% due 01/10/2045 (a)	15,190	1,330
WaMu Mortgage Pass-Through Certificates Trust
1.036% due 11/25/2045	5,082	4,512
1.066% due 01/25/2045	442	426
1.351% due 12/25/2046	200	170
1.496% due 11/25/2034	989	891
1.547% due 06/25/2046	1,141	1,064
1.567% due 02/25/2046	2,734	2,523
1.848% due 02/27/2034	288	282
2.098% due 10/25/2046	1,534	1,433
2.520% due 02/25/2037 ^	9,079	8,234
2.752% due 10/25/2035	593	571
2.792% due 04/25/2035	610	605
2.834% due 06/25/2033	78	79
2.850% due 12/25/2035	544	512
5.997% due 08/25/2046 ^	2,322	2,227
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	0	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.946% due 07/25/2046	5,250	3,855
1.006% due 07/25/2046 ^	36	15
1.337% due 04/25/2047	13,718	9,788
1.337% due 04/25/2047 ^	182	14
1.407% due 05/25/2047 ^	146	9
1.507% due 07/25/2046 ^	576	386
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	375	320
2.925% due 03/25/2035	3,542	3,547
3.000% due 12/25/2033	4	4
3.013% due 06/25/2035	321	329
3.025% due 03/25/2036	38	38
3.048% due 10/25/2036	70	67

3.072% due 10/25/2035	252	252
3.075% due 10/25/2035	600	577
3.080% due 04/25/2036	68	68
3.200% due 04/25/2036 ^	38	3
Wells Fargo-RBS Commercial Mortgage Trust
0.322% due 03/15/2048 (a)	40,000	811
1.359% due 03/15/2045 (a)	63,552	3,279
1.380% due 03/15/2048 (a)	108,440	5,955

		329,420

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
3.464% due 03/15/2017	20,000	501

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.876% due 03/25/2034	$58	57
1.056% due 03/25/2036	28	28
1.156% due 06/25/2036	861	860
1.186% due 11/25/2040	2,231	2,234
1.206% due 11/25/2040 - 01/25/2044	9,754	9,724
1.256% due 10/25/2040 - 12/25/2040	5,865	5,869
1.556% due 12/25/2039	993	1,004
1.741% due 06/01/2043	68	69
2.292% due 01/25/2022 (a)	23,469	1,690
2.500% due 04/01/2045	935	890
2.575% due 01/01/2023	28	28
2.665% due 11/01/2022	8	8
2.678% due 06/01/2035	230	240
2.692% due 08/01/2023	39	41
2.742% due 04/01/2032	29	30
2.857% due 08/01/2036	161	169
2.872% due 11/01/2034	1,343	1,425
2.881% due 12/01/2034	270	281
3.060% due 12/01/2030	11	11
3.500% due 11/01/2020 - 04/01/2027	5,860	6,126
4.295% due 06/01/2021	1,998	2,159
6.000% due 04/25/2043 - 07/25/2044	1,216	1,359
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	254,000	252,013
3.500% due 01/01/2032 - 02/01/2047	519,300	531,572
4.000% due 02/01/2047	1,100	1,154
Freddie Mac
0.877% due 09/25/2022 (a)	23,959	961
0.883% due 01/15/2038	14,827	14,719
1.030% due 11/25/2022 (a)	33,423	1,625
1.184% due 10/15/2040	3,329	3,333
1.279% due 08/25/2019 (a)	38,178	1,161
1.304% due 12/15/2037	928	931
1.358% due 11/25/2019 (a)	33,401	1,169
1.540% due 10/25/2021 (a)	28,804	1,744
1.621% due 06/25/2020 (a)	35,609	1,451
1.741% due 10/25/2044 - 02/25/2045	2,469	2,532
1.983% due 01/15/2038 (a)	14,827	874
2.654% due 06/01/2022	57	58
3.021% due 09/01/2035	84	89
6.000% due 12/01/2033	735	811
6.500% due 11/15/2023	26	29
Freddie Mac, TBA
3.500% due 02/01/2047	9,000	9,197
Ginnie Mae
2.000% due 11/20/2021 - 11/20/2030	77	79
2.125% due 05/20/2022 - 05/20/2030	498	513
6.000% due 08/20/2034	9,041	10,218
NCUA Guaranteed Notes
1.122% due 11/05/2020	32,982	33,044
1.212% due 12/08/2020	16,049	16,126
Small Business Administration
5.110% due 04/01/2025	35	38

		919,743

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
5.250% due 02/15/2029 (k)(m)	8,600	10,978

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (i)(k)		24,456	24,515
0.125% due 07/15/2022 (i)(k)		117,199	117,578
0.125% due 01/15/2023 (i)(k)		115,087	114,318
0.250% due 01/15/2025 (i)		45,465	44,735
2.375% due 01/15/2027 (k)		5,034	5,902
2.500% due 01/15/2029 (k)		5,967	7,204
U.S. Treasury STRIPS (c)
0.000% due 11/15/2023 (k)		11,000	9,366
0.000% due 05/15/2026 (k)		28,100	22,000

			356,596

Total United States (Cost $2,264,708)			2,277,586

SHORT-TERM INSTRUMENTS 31.2%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.751% due 09/08/2017		$19,600	19,631

REPURCHASE AGREEMENTS (h) 0.5%			40,840

JAPAN TREASURY BILLS 28.0%
(0.312)% due 01/16/2017 - 03/27/2017 (b)(c)	JPY	249,560,000	2,136,096

SPAIN TREASURY BILLS 1.1%
(0.404)% due 02/17/2017 (c)(d)	EUR	77,000	81,106

U.S. TREASURY BILLS 1.3%
0.429% due 01/12/2017 - 03/16/2017 (b)(c)(i)(k)(m)		$98,519	98,459

Total Short-Term Instruments (Cost $2,537,552)			2,376,132

Total Investments in Securities (Cost $9,156,451)			8,873,414

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		12,172,491	$120,325

Total Short-Term Instruments (Cost $120,325)			120,325

Total Investments in Affiliates (Cost $120,325)			120,325

Total Investments 117.7% (Cost $9,276,776)			$8,993,739
Financial Derivative Instruments (j)(l) 2.6% (Cost or Premiums, net ($67,284))			201,422
Other Assets and Liabilities, net (20.3)%			(1,555,528)

Net Assets 100.0%			$7,639,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,993	0.08%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.400)%	09/14/2016	09/13/2018	EUR	34,200	France Government International Bond 4.250% due 04/25/2019	$(36,029)	$36,001	$35,955
SSB	0.010	12/30/2016	01/03/2017		$4,839	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(4,938)	4,839	4,839

Total Repurchase Agreements							$(40,967)	$40,840	$40,794

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	(0.480)%	04/14/2016	TBD	(4)	EUR	(34,200)	$(35,874)
	(0.300)	11/03/2016	02/02/2017			(119,957)	(126,208)
BSN	0.800	10/25/2016	01/25/2017			$(82,027)	(82,155)
	0.800	11/22/2016	01/25/2017			(34,186)	(34,218)
DBL	(2.000)	06/24/2016	TBD	(4)	EUR	(1,147)	(1,194)
IND	0.390	11/10/2016	01/17/2017		GBP	(28,992)	(35,751)
RDR	0.750	11/28/2016	01/11/2017			$(11,713)	(11,722)
	0.830	10/20/2016	01/20/2017			(29,421)	(29,472)
UBS	(0.380)	10/12/2016	01/24/2017		EUR	(22,910)	(24,095)

Total Reverse Repurchase Agreements							$(380,689)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (5)
MYI	(0.500)%	10/12/2016	01/24/2017	EUR	(10,358)	$(11,543)
	0.500	11/09/2016	01/17/2017	GBP	(29,288)	(36,357)
TDM	0.830	10/19/2016	01/13/2017		$(32,405)	(32,461)
ULW	0.540	11/10/2016	01/17/2017	GBP	(116,004)	(143,893)

Total Sale-Buyback Transactions						$(224,254)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(859,786) at a weighted average interest rate of 0.308%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(41) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	02/01/2047	$3,500	$(3,734)	$(3,760)

Total Short Sales				$(3,734)	$(3,760)

(i)	Securities with an aggregate market value of $587,550 and cash of $119 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	8,236	$70	$58

Total Purchased Options				$70	$58

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	Long	03/2017	876	$(112)	$176	$0
Australia Government 10-Year Bond March Futures	Long	03/2017	348	159	226	0
Canada Government 10-Year Bond March Futures	Long	03/2017	257	(267)	23	0
Euro-Bobl March Futures	Long	03/2017	1,664	1,794	17	(140)
Euro-Bono March Futures	Long	03/2017	23	55	10	(19)
Euro-BTP Italy Government Bond March Futures	Long	03/2017	156	351	76	(48)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	704	1,726	408	(333)
Euro-Buxl 30-Year Bond March Futures	Long	03/2017	147	401	232	(387)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2017	730	956	361	(346)
Euro-Schatz March Futures	Long	03/2017	8,028	1,626	0	(422)
Japan Government 10-Year Bond March Futures	Long	03/2017	408	97	1,082	(35)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	8,236	1,375	0	(515)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	899	(411)	147	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	9,553	(5,327)	3,284	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	187	2	247	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	554	(739)	537	0
United Kingdom Long Gilt March Futures	Long	03/2017	1,190	3,568	1,217	(59)

Total Futures Contracts				$5,254	$8,043	$(2,304)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2018	1.097%		$1,600	$(94)	$(9)	$1	$0
Altria Group, Inc.	1.000	12/20/2020	0.237		19,700	(590)	(38)	0	(6)
BASF SE	1.000	12/20/2020	0.307	EUR	4,800	(142)	(5)	0	(1)
BAT International Finance PLC	1.000	12/20/2020	0.500		12,500	(268)	(9)	0	(1)
Bayer AG	1.000	12/20/2020	0.451		7,400	(174)	(8)	1	0
Fortum OYJ	1.000	12/20/2020	0.561		1,000	(19)	(1)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.279		11,700	(362)	5	0	(1)
Pfizer, Inc.	1.000	12/20/2020	0.317		$14,300	(383)	22	0	(1)
Reynolds American, Inc.	1.000	12/20/2020	0.230		16,500	(499)	(31)	0	(5)
Shell International Finance BV	1.000	12/20/2026	1.212	EUR	4,900	(99)	44	0	(1)
Telia Co. AB	1.000	12/20/2020	0.417		5,100	(127)	(5)	0	0
Tesco PLC	1.000	12/20/2020	1.568		26,875	(615)	178	4	0
Tesco PLC	1.000	06/20/2021	1.792		11,400	(409)	70	0	(10)
United Utilities PLC	1.000	12/20/2020	0.603		4,900	(84)	(8)	0	(1)
UnitedHealth Group, Inc.	1.000	12/20/2020	0.295		$8,600	(238)	(9)	0	0
Veolia Environnement S.A.	1.000	12/20/2020	0.456	EUR	5,400	(126)	16	0	(1)

						$(4,229)	$212	$6	$(28)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-26 10-Year Index	1.000%	06/20/2026		$231,900	$1,722	$(1,871)	$0	$(134)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	805,800	(11,917)	(3,196)	0	(56)

					$(10,195)	$(5,067)	$0	$(190)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	25,200	$(558)	$746	$0	$(54)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	39,600	(55)	112	99	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	14,100	39	19	2	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		11,500	33	16	2	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	35	17	2	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		13,600	41	19	2	0
Pay *	3-Month USD-LIBOR	1.000	05/15/2018		$1,157,800	(4,563)	(2,923)	0	(57)
Receive *	3-Month USD-LIBOR	1.250	05/15/2019		1,157,800	7,436	5,499	0	(210)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		33,500	(100)	1,111	0	(51)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		121,900	(2,502)	4,092	0	(203)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		289,900	1,861	11,693	0	(501)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		637,200	16,852	9,198	0	(1,313)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		1,013,470	39,674	53,176	437	(2,946)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		1,700	23	153	0	(10)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		96,400	1,904	1,233	0	(105)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		66,600	5,493	11,443	0	(560)
Pay *	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	300,000	191	(326)	87	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022	EUR	582,100	(3,249)	3,906	818	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		117,900	5,266	1,062	431	0
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		525,450	(10,572)	4,115	2,267	0
Receive *	6-Month EUR-EURIBOR	0.750	03/15/2032		400	18	(4)	0	(2)
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		217,200	(692)	(1,634)	0	(1,261)
Receive *	6-Month GBP-LIBOR	0.500	03/15/2019	GBP	95,800	(316)	40	106	0
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		115,500	(2,793)	285	458	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		11,400	681	90	0	(83)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		2,400	(238)	(80)	0	(42)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	98,320,000	1,688	67	96	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,030,000	(382)	110	0	(18)
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		5,690,000	(1,216)	201	0	(61)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		18,820,000	11,932	(3,385)	421	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		38,830,000	3,711	(2,435)	822	0
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		20,750,000	(3,578)	(728)	457	0
Receive	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	2,947	(654)	152	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	4,613	(1,575)	327	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		9,330,000	(15,104)	6,794	0	(1,221)
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	497,400	(490)	(39)	0	(4)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		1,042,200	(1,126)	(898)	0	(5)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		657,800	(1,942)	(1,853)	43	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		161,400	(836)	(161)	29	0
Receive	UKRPI	3.585	10/15/2046	GBP	5,200	211	(42)	0	(7)

						$54,337	$98,460	$7,058	$(8,714)

Total Swap Agreements						$39,913	$93,605	$7,064	$(8,932)

*	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $156,501 and cash of $29,152 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$42,103	AUD	58,492	$106	$0
	01/2017		4,318	GBP	3,454	0	(60)
	01/2017		12,245	NZD	17,658	22	0
	02/2017	AUD	58,492		$42,077	0	(104)
	02/2017	NZD	17,658		12,234	0	(21)
BOA	01/2017	BRL	18,898		5,799	0	(8)
	01/2017	CNY	121,293		17,495	124	0
	01/2017	DKK	969,400		146,529	9,269	0
	01/2017	JPY	263,200		2,249	0	(4)
	01/2017	NZD	38,514		27,263	508	0
	01/2017		$5,517	BRL	18,898	289	0
	01/2017		14,672	CHF	15,015	75	0
	01/2017		25,646	CNY	169,968	0	(1,304)
	01/2017		789,145	EUR	758,794	9,718	0
	02/2017	CHF	15,015		$14,696	0	(79)
	02/2017	EUR	758,794		790,246	0	(9,680)
	02/2017		$2,252	JPY	263,200	4	0
	02/2017		18,197	RUB	1,126,339	0	(49)
	04/2017	DKK	645,901		$98,042	6,126	0
	07/2017	BRL	164,400		56,649	8,484	0
	07/2017	DKK	138,870		20,987	1,125	0
BPS	01/2017	BRL	33,848		10,386	0	(14)
	01/2017	DKK	70,590		10,548	553	0
	01/2017	EUR	588,794		624,498	4,612	0
	01/2017	JPY	11,647,700		102,550	2,882	0
	01/2017		$10,104	BRL	33,848	296	0
	01/2017		92,838	JPY	10,954,200	895	0
	02/2017		220	MXN	4,221	0	(18)
	03/2017	JPY	3,700,000		$32,241	464	0
	07/2017	BRL	90,500		31,078	4,564	0
	07/2017	DKK	119,055		18,312	1,284	0
BRC	02/2017		$211	ZAR	2,878	0	(2)
	03/2017	JPY	420,000		$3,583	0	(25)
CBK	01/2017	CHF	14,609		14,450	102	0
	01/2017	DKK	160,835		23,351	578	0
	01/2017	EUR	231,542		257,137	13,672	(303)
	01/2017	SGD	79,989		57,227	1,997	0
	01/2017		$32,852	EUR	31,012	5	(206)
	01/2017		2,673	GBP	2,148	9	(35)
	01/2017		18,723	RUB	1,355,545	3,276	0
	01/2017		124	TRY	393	0	(13)
	02/2017	AUD	71,329		$54,972	3,549	0
	02/2017	CNH	593,272		87,067	3,113	0
	02/2017	JPY	24,430,000		234,341	24,939	0
	02/2017	PLN	2,894		735	44	0
	02/2017		$15,374	MXN	294,241	0	(1,258)
	03/2017	JPY	30,090,000		$265,637	7,359	(31)
	10/2017	DKK	50,065		7,658	459	0
DUB	02/2017		$66,633	BRL	223,219	1,390	0
	02/2017		2,131	MXN	40,892	0	(170)
	07/2017		2,640	BRL	9,530	154	0
FBF	01/2017	CHF	406		$404	5	0
	02/2017		$31,373	MXN	638,235	0	(753)
GLM	01/2017	CAD	477,765		$356,095	815	(572)
	01/2017	DKK	860,450		126,843	5,069	(59)
	01/2017	GBP	239,752		298,731	3,238	0
	01/2017	JPY	23,650,000		229,389	26,846	0
	01/2017		$3,346	AUD	4,468	0	(122)
	01/2017		15,349	DKK	102,070	0	(897)
	01/2017		26,625	INR	1,801,980	0	(134)
	01/2017		19,476	JPY	2,222,400	0	(459)
	01/2017		158,998	SGD	230,309	22	0
	02/2017	DKK	294,280		$41,442	0	(293)
	02/2017	MXN	40,908		1,916	0	(47)
	02/2017	NZD	21,501		15,615	697	0
	02/2017		$261	MXN	5,407	0	(2)
	02/2017	ZAR	6,655		$460	0	(22)
	03/2017	SGD	230,308		158,954	0	(23)
	03/2017	TWD	1,213,780		38,569	1,101	0
	03/2017		$19,200	RUB	1,206,912	133	0
	07/2017		4,195	BRL	15,140	241	0
HUS	01/2017	AUD	77,454		$57,660	1,769	0
	01/2017	CAD	6,939		5,297	129	0
	01/2017	CNH	12,067		1,829	100	0
	01/2017	INR	1,270,000		18,762	91	0
	01/2017	SGD	186,368		133,098	4,418	0
	01/2017		$25,778	CNY	170,701	0	(1,331)
	01/2017		19,991	INR	1,350,962	0	(130)
	01/2017		7,095	NOK	61,335	8	0
	01/2017		11,811	SEK	107,575	0	(2)
	02/2017	CNY	11,009		$1,616	55	0
	02/2017	JPY	4,060,000		40,200	5,394	0
	02/2017	NOK	61,335		7,096	0	(8)
	02/2017	SEK	107,575		11,830	0	0
	02/2017		$14,624	RUB	1,061,410	2,555	0
	10/2017	DKK	484,508		$74,197	4,529	0
IND	01/2017	SEK	107,575		11,749	0	(60)
JPM	01/2017	BRL	162,350		49,279	0	(603)
	01/2017	CNH	29,621		4,327	83	0
	01/2017	DKK	182,475		26,163	467	(141)
	01/2017	INR	966,252		14,281	76	0
	01/2017	JPY	24,330,000		235,542	27,067	0
	01/2017	NOK	61,335		7,183	80	0
	01/2017		$10,695	AUD	14,494	0	(236)
	01/2017		48,770	BRL	162,350	1,111	0
	01/2017		7,967	CAD	10,686	0	(8)
	01/2017		28,524	EUR	26,790	0	(319)
	01/2017		9,274	GBP	7,322	0	(250)
	01/2017		12,015	INR	813,416	0	(57)
	01/2017		781,761	JPY	91,895,970	4,583	0
	01/2017		4,773	KRW	5,604,457	0	(131)
	01/2017		14,969	NZD	20,856	0	(481)
	01/2017		41,395	SGD	58,617	0	(922)
	01/2017		474	THB	17,085	3	0
	02/2017	DKK	2,141,680		$304,147	407	0
	02/2017	JPY	91,895,970		782,730	0	(4,808)
	02/2017	MXN	13,786		661	0	(1)
	02/2017	RUB	2,331,444		35,182	0	(2,382)
	02/2017		$48,860	BRL	162,350	613	0
	02/2017		2,407	GBP	1,943	0	(10)
	02/2017		264	MXN	5,435	0	(4)
	02/2017		1,184	ZAR	16,469	10	(2)
	02/2017	ZAR	6,062		$420	0	(18)
	03/2017	JPY	63,260,000		560,863	17,912	0
	03/2017	THB	17,085		473	0	(3)
	03/2017		$690	RUB	43,332	4	0
	07/2017	DKK	718,320		$108,905	6,168	0
	10/2017		189,235		29,003	1,793	0
MSB	01/2017	BRL	13,968		4,286	0	(6)
	01/2017		$4,184	BRL	13,968	108	0
	01/2017		200	MYR	885	0	(3)
	02/2017	CNH	691,877		$101,578	3,670	0
	02/2017		$107	ZAR	1,559	6	0
	03/2017	MYR	885		$200	3	0
	07/2017	BRL	83,200		23,782	0	(594)
RBC	01/2017	AUD	889		639	0	(2)
	01/2017	JPY	24,420,000		235,988	26,850	0
	01/2017		$2,261	JPY	263,200	0	(8)
SCX	01/2017	JPY	93,617,370		$837,784	36,710	0
	01/2017	MYR	885		211	14	0
	01/2017	SGD	22,569		15,944	361	0
	01/2017		$6,064	CNH	41,688	0	(91)
	01/2017		5,094	HKD	39,496	0	(1)
	02/2017	CNH	52,764		$7,762	295	0
SOG	01/2017	CNY	219,376		31,656	238	0
	01/2017		$279,648	GBP	226,828	0	(83)
	02/2017	GBP	226,828		$279,838	76	0
TOR	02/2017	JPY	51,200,000		471,342	32,112	0
UAG	01/2017	INR	2,609,424		38,385	23	0
	01/2017	KRW	32,631,559		28,671	1,642	0
	01/2017	THB	17,085		484	8	0
	01/2017		$3,972	EUR	3,740	0	(35)
	01/2017		1,823	IDR	24,035,705	0	(45)
	01/2017		13,026	INR	879,320	0	(99)
	01/2017		1,638	JPY	192,500	9	0
	01/2017		23,152	KRW	26,243,483	0	(1,414)
	04/2017		37,980	INR	2,609,424	0	(48)

Total Forward Foreign Currency Contracts						$331,763	$(31,103)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/07/2019		$27,400	$2,329	$3,780
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		28,400	2,556	3,145
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	1,990,000	130	22
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.640	06/19/2017		$2,720,900	1,905	1,537
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		1,718,400	1,747	2,097
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		32,200	3,113	3,647
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		53,300	4,850	5,902

								$16,630	$20,130

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$909,100	$91	$14

Total Purchased Options						$16,721	$20,144

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	123,300	$(993)	$(84)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	15,431	(121)	(6)
	Call - OTC EUR versus AUD		1.530	01/10/2017		15,431	(122)	(1)
	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	22,459	(211)	(15)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$21,500	(2,061)	(1,314)
	Put - OTC USD versus BRL		3.890	06/28/2018		21,500	(2,050)	(2,606)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		15,400	(820)	(46)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	30,200	(1,180)	(11)
	Call - OTC EUR versus MXN		22.650	03/21/2017		30,200	(1,035)	(606)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$29,100	(2,800)	(1,789)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(3,537)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		44,800	(410)	(65)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		18,600	(473)	(7)
SCX	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		100	(1)	0
SOG	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		27,000	(615)	(4)

							$(15,692)	$(10,091)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	11/07/2019		$136,600	$(2,350)	$(4,878)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		142,000	(2,556)	(4,208)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	13,070,000	(138)	(101)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		$427,900	(7,970)	(12,679)

								$(13,014)	$(21,866)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$909,100	$0	$(2)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$2,000	$0	$56

Total Written Options					$(28,788)	$(31,903)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.408%		$4,000	$0	$(76)	$0	$(76)
	ING Bank NV	(1.000)	12/20/2021	1.497	EUR	5,500	155	(17)	138	0
BPS	HSBC Bank PLC	(1.000)	06/20/2021	1.319		8,500	105	18	123	0
	ING Bank NV	(1.000)	12/20/2021	1.497		5,100	185	(57)	128	0
	UBS AG	(1.000)	12/20/2021	0.609		9,900	(159)	(47)	0	(206)
CBK	HSBC Bank PLC	(1.000)	12/20/2021	1.425		5,400	138	(22)	116	0
	Intesa Sanpaolo SpA	(1.000)	09/20/2024	3.120		$7,300	1,194	(208)	986	0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.201		6,200	1,008	(19)	989	0
	UBS AG	(1.000)	12/20/2021	1.473	EUR	5,000	184	(65)	119	0
FBF	Lloyds Bank PLC	(1.000)	06/20/2021	1.343		5,000	155	(77)	78	0
GST	SABMiller PLC	(1.000)	01/20/2022	0.334		$2,400	(57)	(26)	0	(83)
	UBS AG	(1.000)	06/20/2018	0.860		5,400	12	(25)	0	(13)
JPM	Intesa Sanpaolo SpA	(1.000)	09/20/2024	3.120		7,600	1,197	(170)	1,027	0

							$4,117	$(791)	$3,704	$(378)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.299%		$300	$(5)	$3	$0	$(2)
	Brazil Government International Bond	1.000	09/20/2019	1.492		100	(3)	1	0	(2)
	Lloyds Bank PLC	1.000	12/20/2021	0.685	EUR	1,900	23	9	32	0
BPS	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132		5,400	(74)	40	0	(34)
CBK	Barclays Bank PLC	1.000	06/20/2021	0.767		3,500	0	40	40	0
	Barclays Bank PLC	1.000	12/20/2021	0.818		4,700	7	39	46	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$5,100	(100)	69	0	(31)
	Lloyds Bank PLC	1.000	12/20/2021	0.685	EUR	10,000	123	45	168	0
DUB	Brazil Government International Bond	1.000	03/20/2019	1.299		$20,900	(393)	265	0	(128)
GST	Brazil Government International Bond	1.000	03/20/2019	1.299		13,100	(275)	195	0	(80)
HUS	Brazil Government International Bond	1.000	09/20/2019	1.492		4,600	(75)	17	0	(58)
JPM	Barclays Bank PLC	1.000	12/20/2021	0.818	EUR	10,000	16	82	98	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$5,100	(113)	82	0	(31)
	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132	EUR	6,600	(94)	52	0	(42)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.767		4,700	5	48	53	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$8,200	(163)	113	0	(50)
	Brazil Government International Bond	1.000	09/20/2019	1.492		17,400	(287)	67	0	(220)

							$(1,408)	$1,167	$437	$(678)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	18,900	$1,292	$(160)	$1,132	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		23,800	1,468	(43)	1,425	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		200	12	0	12	0

						$2,772	$(203)	$2,569	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	111,200		$84,885	$(323)	$(1,696)	$0	$(2,019)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	21,200		23,668	178	(1,746)	0	(1,568)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	131,700		187,252	(132)	(24,773)	0	(24,905)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	104,530		116,697	(147)	(7,601)	0	(7,748)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		71,220		75,671	267	(1,101)	0	(834)
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	106,900		150,729	464	(19,378)	0	(18,914)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	152,200		114,738	(1,502)	183	0	(1,319)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.503% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	11,800		13,174	56	(927)	0	(871)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	62,800		76,616	(53)	604	551	0
	Floating rate equal to 3-Month USD-LIBOR less 0.770% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$49,054	JPY	4,990,000	416	5,903	6,319	0
	Floating rate equal to 3-Month USD-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		84,541		8,600,000	553	10,345	10,898	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	439,800		$331,549	(462)	(3,349)	0	(3,811)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.483% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	4,700		5,247	0	(336)	0	(336)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	153,200		217,391	(22,405)	(6,136)	0	(28,541)
	Floating rate equal to 3-Month USD-LIBOR less 0.767% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$110,860	JPY	11,280,000	(109)	14,362	14,253	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	105,100		$79,231	(413)	(498)	0	(911)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	18,100		22,086	(11)	168	157	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		163,900		232,574	(28,617)	(1,917)	0	(30,534)
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		50,600		71,801	(8,635)	(792)	0	(9,427)
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	8,400		8,773	107	(667)	0	(560)

								$(60,768)	$(39,352)	$32,178	$(132,298)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	46,109,600	$0	$370	$370	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		28,580,700	0	231	231	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		138,329,100	0	1,109	1,109	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		46,109,600	0	374	374	0

							$0	$2,084	$2,084	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$114	$0	$397	$397	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	133	0	487	487	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	88	0	283	283	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	114	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	133	0	(232)	0	(232)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	88	0	(136)	0	(136)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	74	0	225	225	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	74	0	(49)	0	(49)

						$0	$974	$1,392	$(418)

Total Swap Agreements						$(55,287)	$(36,121)	$42,364	$(133,772)

(m)	Securities with an aggregate market value of $5,113 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$13,081	$0	$13,081
Non-Agency Mortgage-Backed Securities	0	3,769	0	3,769
Sovereign Issues	0	7,141	0	7,141
Belgium
Corporate Bonds & Notes	0	12,901	0	12,901
Brazil
Corporate Bonds & Notes	0	41,272	0	41,272
Sovereign Issues	0	24,118	0	24,118
Canada
Asset-Backed Securities	0	31,471	0	31,471
Corporate Bonds & Notes	0	63,601	0	63,601
Sovereign Issues	0	324,883	0	324,883
Cayman Islands
Asset-Backed Securities	0	35,034	0	35,034
China
Corporate Bonds & Notes	0	28,099	0	28,099
Sovereign Issues	0	2,044	0	2,044
Denmark
Corporate Bonds & Notes	0	684,282	0	684,282
France
Bank Loan Obligations	0	5,025	0	5,025
Corporate Bonds & Notes	0	58,293	0	58,293
Non-Agency Mortgage-Backed Securities	0	593	0	593
Sovereign Issues	0	223,594	0	223,594
Germany
Corporate Bonds & Notes	0	65,526	0	65,526
Greece
Corporate Bonds & Notes	0	8,518	0	8,518
Sovereign Issues	0	8,453	0	8,453
Guernsey, Channel Islands
Corporate Bonds & Notes	0	16,787	0	16,787
Ireland
Asset-Backed Securities	0	130	0	130
Corporate Bonds & Notes	0	12,302	0	12,302
Non-Agency Mortgage-Backed Securities	0	440	0	440
Sovereign Issues	0	32,440	0	32,440
Italy
Corporate Bonds & Notes	0	48,341	0	48,341
Non-Agency Mortgage-Backed Securities	0	28,396	0	28,396
Sovereign Issues	0	261,101	0	261,101
Japan
Corporate Bonds & Notes	0	58,304	0	58,304
Sovereign Issues	0	840,428	0	840,428
Jersey, Channel Islands
Corporate Bonds & Notes	0	11,839	0	11,839
Luxembourg
Asset-Backed Securities	0	138	0	138
Corporate Bonds & Notes	0	2,896	0	2,896
Netherlands
Asset-Backed Securities	0	15,430	0	15,430
Corporate Bonds & Notes	0	39,275	0	39,275
Non-Agency Mortgage-Backed Securities	0	1,054	0	1,054
Norway
Corporate Bonds & Notes	0	9,329	0	9,329
Sovereign Issues	0	7,096	0	7,096
Poland
Sovereign Issues	0	361	0	361
Portugal
Corporate Bonds & Notes	0	11,210	0	11,210
Qatar
Corporate Bonds & Notes	0	9,351	0	9,351
Sovereign Issues	0	7,219	0	7,219
Saudi Arabia
Sovereign Issues	0	81,973	0	81,973
Slovenia
Sovereign Issues	0	184,770	0	184,770
Spain
Corporate Bonds & Notes	0	14,183	0	14,183
Non-Agency Mortgage-Backed Securities	0	4,828	0	4,828
Sovereign Issues	0	158,395	0	158,395
Supranational
Corporate Bonds & Notes	0	33,117	0	33,117
Sweden
Corporate Bonds & Notes	0	40,515	0	40,515
Switzerland
Corporate Bonds & Notes	0	51,927	0	51,927
Sovereign Issues	0	11,461	0	11,461
United Arab Emirates
Corporate Bonds & Notes	0	9,891	0	9,891
United Kingdom
Corporate Bonds & Notes	0	215,769	0	215,769
Non-Agency Mortgage-Backed Securities	0	118,463	0	118,463
Sovereign Issues	0	238,839	0	238,839
United States
Asset-Backed Securities	0	420,523	0	420,523
Bank Loan Obligations	0	14,145	0	14,145
Corporate Bonds & Notes	0	223,549	5,993	229,542
Municipal Bonds & Notes	0	7,116	0	7,116
Non-Agency Mortgage-Backed Securities	0	329,361	59	329,420
Preferred Securities	501	0	0	501
U.S. Government Agencies	0	919,743	0	919,743
U.S. Treasury Obligations	0	356,596	0	356,596
Short-Term Instruments
Certificates of Deposit	0	19,631	0	19,631
Repurchase Agreements	0	40,840	0	40,840
Japan Treasury Bills	0	2,136,096	0	2,136,096
Spain Treasury Bills	0	81,106	0	81,106
U.S. Treasury Bills	0	98,459	0	98,459
	$501	$8,866,861	$6,052	$8,873,414

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$120,325	$0	$0	$120,325

Total Investments	$120,826	$8,866,861	$6,052	$8,993,739

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,760)	0	(3,760)
	$0	$(3,760)	$0	$(3,760)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,043	7,122	0	15,165
Over the counter	0	394,271	0	394,271
	$8,043	$401,393	$0	$409,436

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,304)	(8,932)	0	(11,236)
Over the counter	0	(196,778)	0	(196,778)
	$(2,304)	$(205,710)	$0	$(208,014)

Total Financial Derivative Instruments	$5,739	$195,683	$0	$201,422

Totals	$126,565	$9,058,784	$6,052	$9,191,401

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.2%
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.1%
National Australia Bank Ltd.
2.250% due 03/16/2021		$1,400	$1,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.515% due 05/13/2045	AUD	3,094	2,228

Total Australia (Cost $4,324)			3,615

BELGIUM 0.4%
CORPORATE BONDS & NOTES 0.4%
KBC Bank NV
8.000% due 01/25/2023		$4,400	4,653

Total Belgium (Cost $4,621)			4,653

BRAZIL 3.2%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,489
7.875% due 03/15/2019		1,300	1,397
8.375% due 05/23/2021		3,700	3,996

			6,882

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	99,700	28,901

Total Brazil (Cost $35,150)			35,783

CANADA 6.6%
ASSET-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
0.978% due 06/01/2020	CAD	1,625	1,203
1.178% due 07/01/2020		4,161	3,093
1.178% due 08/01/2020		1,456	1,082

			5,378

CORPORATE BONDS & NOTES 0.7%
Bank of Nova Scotia
1.875% due 04/26/2021		$4,500	4,393
Royal Bank of Canada
2.300% due 03/22/2021		3,200	3,180

			7,573

SOVEREIGN ISSUES 5.4%
Canada Government International Bond
1.500% due 12/01/2044 (d)(h)	CAD	1,228	1,149
Canada Housing Trust
2.900% due 06/15/2024 (h)		1,700	1,350
3.150% due 09/15/2023 (h)		2,700	2,178
Province of Alberta
1.250% due 06/01/2020		6,300	4,670
2.350% due 06/01/2025 (h)		6,500	4,812
Province of British Columbia
2.300% due 06/18/2026		7,700	5,699
Province of Ontario
2.500% due 04/27/2026		$4,200	4,047
2.600% due 06/02/2025 (h)	CAD	16,700	12,639
3.150% due 06/02/2022 (h)		25,100	19,947

Province of Quebec
2.500% due 09/01/2026		200	149
5.000% due 12/01/2038 (h)		3,200	3,032

			59,672

Total Canada (Cost $80,185)			72,623

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 1.1%
Hillmark Funding Ltd.
1.161% due 05/21/2021		$1,821	1,815
Neuberger Berman CLO Ltd.
2.182% due 07/25/2023		7,782	7,794
Stone Tower CLO Ltd.
1.110% due 04/17/2021		1	1
Symphony CLO LP
1.976% due 01/09/2023		2,746	2,744

Total Cayman Islands (Cost $12,296)			12,354

DENMARK 13.0%
CORPORATE BONDS & NOTES 12.3%
BRFkredit A/S
3.000% due 10/01/2047	DKK	4,297	632
4.000% due 01/01/2018		235,200	34,744
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		20,400	2,939
2.000% due 10/01/2047		13,000	1,797
2.500% due 10/01/2037		2,116	310
2.500% due 10/01/2047		6,097	872
3.000% due 10/01/2047		7,968	1,175
Nykredit Realkredit A/S
1.000% due 07/01/2017		43,400	6,188
1.000% due 10/01/2017		130,400	18,676
2.000% due 10/01/2017		20,500	2,953
2.000% due 10/01/2037		18,639	2,683
2.000% due 10/01/2047		15,800	2,177
2.500% due 10/01/2037		39,320	5,782
2.500% due 10/01/2047		110,612	15,803
3.000% due 10/01/2047		77,313	11,385
Realkredit Danmark A/S
2.000% due 01/01/2018		71,100	10,301
2.000% due 10/01/2037		14,012	2,014
2.000% due 10/01/2047		36,200	4,983
2.500% due 10/01/2037		3,653	538
2.500% due 10/01/2047		49,680	7,114
3.000% due 10/01/2047		22,197	3,262

			136,328

SOVEREIGN ISSUES 0.7%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	7,258

Total Denmark (Cost $150,481)			143,586

FRANCE 4.7%
CORPORATE BONDS & NOTES 0.8%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$6,400	6,174
SFR Group S.A.
7.375% due 05/01/2026		2,200	2,255

			8,429

SOVEREIGN ISSUES 3.9%
France Government International Bond
3.250% due 05/25/2045 (h)	EUR	7,600	11,034
4.000% due 10/25/2038 (h)		11,200	17,677
4.500% due 04/25/2041 (h)		8,600	14,661

			43,372

Total France (Cost $49,597)			51,801

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
1.350% due 05/30/2017		$1,100	1,098
4.250% due 10/14/2021		5,600	5,622

Total Germany (Cost $6,692)			6,720

GREECE 0.5%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,567

SOVEREIGN ISSUES 0.4%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	465,000	3,899

Total Greece (Cost $5,606)			5,466

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,199

Total Guernsey, Channel Islands (Cost $1,197)			1,199

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$2,500	2,469

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.000% due 07/15/2048	EUR	1,065	1,100

Total Ireland (Cost $3,513)			3,569

ITALY 3.1%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$2,500	2,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.034% due 09/15/2040	EUR	1,377	1,442
Giovecca Mortgages SRL
0.287% due 04/23/2048		245	258

			1,700

SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)(h)		4,494	4,845
2.700% due 03/01/2047 (h)		5,200	5,261
2.800% due 03/01/2067 (h)		3,000	2,819
3.250% due 09/01/2046 (h)		2,000	2,259
4.000% due 02/01/2037 (h)		11,250	14,591

			29,775

Total Italy (Cost $38,163)			33,862

JAPAN 13.9%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$1,200	1,208
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		6,400	6,588

			7,796

SOVEREIGN ISSUES 13.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,851
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,300	2,242
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		5,200	5,085

Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	8,673
1.400% due 09/20/2034		12,540,000	124,829
1.600% due 03/20/2033		2,000	21
Tokyo Metropolitan Government
2.000% due 05/17/2021		$2,600	2,526

			147,227

Total Japan (Cost $146,202)			155,023

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		$3,100	3,172

Total Jersey, Channel Islands (Cost $3,094)			3,172

LUXEMBOURG 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.001% due 06/04/2024	EUR	110	116

Total Luxembourg (Cost $149)			116

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.348% due 11/17/2064	EUR	314	326
Highlander Euro CDO BV
0.000% due 05/01/2023		1,610	1,693
Panther CDO BV
0.082% due 10/15/2084		576	602

			2,621

CORPORATE BONDS & NOTES 1.4%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,341
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$4,050	4,048
ING Bank NV
2.625% due 12/05/2022		9,050	8,996
Vonovia Finance BV
5.000% due 10/02/2023		500	521

			15,906

Total Netherlands (Cost $19,069)			18,527

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.5%
DNB Bank ASA
2.375% due 06/02/2021		$1,400	1,386
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,266

			5,652

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,464

Total Norway (Cost $8,451)			7,116

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	300	70

Total Poland (Cost $89)			70

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	4,400	1,320
4.750% due 01/15/2018 ^		1,500	450

Total Portugal (Cost $6,697)			1,770

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$1,200	1,203

Total Qatar (Cost $1,172)			1,203

SAUDI ARABIA 1.1%
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	10,885
3.250% due 10/26/2026		1,000	950

Total Saudi Arabia (Cost $12,080)			11,835

SLOVENIA 2.8%
SOVEREIGN ISSUES 2.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,135
5.250% due 02/18/2024		17,300	18,996
5.500% due 10/26/2022		200	221
5.850% due 05/10/2023		4,800	5,415

Total Slovenia (Cost $29,685)			30,767

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.696% due 05/22/2017		$1,600	1,600

Total South Korea (Cost $1,600)			1,600

SPAIN 3.4%
CORPORATE BONDS & NOTES 0.1%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	1,200	1,123

SOVEREIGN ISSUES 3.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,213
4.900% due 09/15/2021		1,400	1,600
4.950% due 02/11/2020 (h)		3,400	3,835
Autonomous Community of Madrid
4.300% due 09/15/2026 (h)		3,400	4,420
4.688% due 03/12/2020		2,600	3,123
Spain Government International Bond
2.900% due 10/31/2046 (h)		3,600	4,034
4.700% due 07/30/2041 (h)		1,300	1,953
4.900% due 07/30/2040 (h)		5,700	8,736
5.400% due 01/31/2023 (h)		5,400	7,301

			36,215

Total Spain (Cost $39,342)			37,338

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,405
4.625% due 03/06/2019	NZD	13,000	9,360

Total Supranational (Cost $12,215)			10,765

SWEDEN 1.5%
CORPORATE BONDS & NOTES 1.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	72,000	8,458
Svenska Handelsbanken AB
2.148% due 03/30/2021		$3,900	3,970
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	40,700	4,653

Total Sweden (Cost $19,521)			17,081

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
3.000% due 10/29/2021		$1,200	1,211
6.500% due 08/08/2023		3,800	4,052
UBS AG
5.125% due 05/15/2024		4,800	4,864
7.250% due 02/22/2022		2,600	2,621

			12,748

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	1,400	2,125

Total Switzerland (Cost $14,991)			14,873

UNITED KINGDOM 9.6%
CORPORATE BONDS & NOTES 4.4%
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	4,837
7.750% due 04/10/2023		5,338	5,632
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	6,600	6,762
HSBC Holdings PLC
3.191% due 03/08/2021		$1,300	1,361
5.100% due 04/05/2021		2,300	2,485
6.500% due 05/20/2024	GBP	1,800	2,841
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		1,200	1,553
7.875% due 06/27/2029 (e)		400	523
Prudential PLC
1.750% due 11/27/2018		2,100	2,643
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	2,836
7.500% due 08/10/2020 (e)		$615	584
8.000% due 08/10/2025 (e)		600	576
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,200	1,192
3.125% due 01/08/2021		1,200	1,201
7.375% due 06/24/2022 (e)	GBP	1,000	1,240
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029		1,000	1,754
Tesco PLC
5.000% due 03/24/2023		600	799
5.125% due 04/10/2047	EUR	1,200	1,253
6.125% due 02/24/2022	GBP	3,300	4,631
Tesco Property Finance PLC
5.411% due 07/13/2044		838	962
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		600	728
Virgin Money PLC
2.250% due 04/21/2020		2,200	2,752

			49,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Business Mortgage Finance PLC
2.398% due 02/15/2041		2,770	3,312
EuroMASTR PLC
0.573% due 06/15/2040		355	408
Eurosail PLC
1.325% due 06/13/2045		2,520	2,916
Paragon Mortgages PLC
0.758% due 05/15/2041		503	583
Preferred Residential Securities PLC
1.123% due 12/15/2042		795	845
RMAC Securities PLC
1.103% due 06/12/2044		$305	286
Southern Pacific Financing PLC
0.976% due 12/10/2042	GBP	456	484
Towd Point Mortgage Funding PLC
1.538% due 02/20/2054		4,600	5,629
Uropa Securities PLC
0.576% due 06/10/2059		811	933
0.726% due 06/10/2059		188	196
0.926% due 06/10/2059		147	155
1.126% due 06/10/2059		156	160

			15,907

SOVEREIGN ISSUES 3.8%
United Kingdom Gilt
3.250% due 01/22/2044 (h)	5,300	8,445
3.500% due 01/22/2045 (h)	3,200	5,340
4.250% due 12/07/2040 (h)	13,100	23,655
4.750% due 12/07/2030 (h)	200	346
4.750% due 12/07/2038 (h)	2,100	3,967

		41,753

Total United Kingdom (Cost $112,502)		106,805

UNITED STATES 39.0%
ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust
1.226% due 10/25/2035	$2,000	1,842
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.626% due 07/25/2034	642	594
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	8	7
1.456% due 10/25/2031	3	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 02/25/2034	369	340
Bear Stearns Asset-Backed Securities Trust
1.156% due 09/25/2046	1,262	1,098
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	36	35
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045	1,049	723
0.826% due 05/25/2037	156	115
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	5	5
Countrywide Asset-Backed Certificates
0.996% due 12/25/2031 ^	9	7
1.096% due 12/25/2036 ^	97	50
1.731% due 06/25/2035	135	135
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	2	1
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037	208	129
Home Equity Asset Trust
1.356% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	424	172
Lehman XS Trust
0.906% due 04/25/2037 ^	923	727
Merrill Lynch Mortgage Investors Trust
0.836% due 09/25/2037	200	78
0.876% due 02/25/2037	49	23
1.256% due 06/25/2036	568	549
Morgan Stanley ABS Capital, Inc. Trust
0.806% due 07/25/2036	112	50
1.701% due 06/25/2034	1,081	1,036
Morgan Stanley Home Equity Loan Trust
1.106% due 04/25/2037	1,659	1,065
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	532	262
5.919% due 09/25/2046 ^	1,921	956
Navient Private Education Loan Trust
1.404% due 09/16/2024	1,430	1,430
OneMain Financial Issuance Trust
2.470% due 09/18/2024	3,826	3,832
People’s Choice Home Loan Securities Trust
1.934% due 01/25/2035	2,000	1,798
Popular ABS Mortgage Pass-Through Trust
1.066% due 06/25/2047 ^	1,769	1,320
Renaissance Home Equity Loan Trust
1.256% due 12/25/2033	364	343
Residential Asset Mortgage Products Trust
1.521% due 06/25/2035	1,533	1,517
Residential Asset Securities Corp. Trust
1.256% due 07/25/2032 ^	22	20
Securitized Asset-Backed Receivables LLC Trust
0.806% due 12/25/2036	41	23
0.816% due 12/25/2036 ^	34	11
0.886% due 05/25/2037 ^	551	428
SG Mortgage Securities Trust
0.906% due 10/25/2036	1,800	1,381
Soundview Home Loan Trust
0.816% due 11/25/2036	36	15
0.886% due 12/25/2036	824	803
1.006% due 08/25/2037	3,000	2,198

Structured Asset Investment Loan Trust
1.116% due 10/25/2035	519	512
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035	257	244
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036	56	25

		25,902

BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	2,500	2,519

CORPORATE BONDS & NOTES 5.4%
AbbVie, Inc.
2.300% due 05/14/2021	2,600	2,548
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	5,000	4,995
5.500% due 02/15/2017	1,050	1,055
American International Group, Inc.
3.900% due 04/01/2026	4,200	4,276
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	1,400	1,408
3.300% due 02/01/2023	1,200	1,222
Aviation Capital Group Corp.
7.125% due 10/15/2020	300	347
Brixmor Operating Partnership LP
4.125% due 06/15/2026	2,700	2,693
Celgene Corp.
2.300% due 08/15/2018	1,400	1,409
CenturyLink, Inc.
6.000% due 04/01/2017	2,800	2,831
Charter Communications Operating LLC
4.464% due 07/23/2022	600	627
4.908% due 07/23/2025	2,200	2,320
6.384% due 10/23/2035	4,200	4,802
Citigroup, Inc.
1.878% due 06/07/2019	2,400	2,419
2.650% due 10/26/2020	1,700	1,701
Emera U.S. Finance LP
2.700% due 06/15/2021	3,100	3,069
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	800	884
JPMorgan Chase & Co.
2.550% due 03/01/2021	2,900	2,890
Kinder Morgan, Inc.
5.000% due 02/15/2021	1,600	1,705
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	881
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	3,800	3,647
OneMain Financial Holdings LLC
6.750% due 12/15/2019	400	418
Oracle Corp.
1.900% due 09/15/2021	1,200	1,172
Pricoa Global Funding
2.200% due 06/03/2021	2,500	2,455
Santander Holdings USA, Inc.
2.380% due 11/24/2017	800	807
Southern Co.
2.950% due 07/01/2023	3,200	3,159
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,473
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,596
3.550% due 04/01/2025	1,500	1,462

		60,271

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	935
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	425	418
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	134

Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	579

		2,066

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
3.596% due 07/25/2035	284	276
5.094% due 09/25/2035	241	201
American Home Mortgage Assets Trust
0.946% due 09/25/2046 ^	1,366	1,040
American Home Mortgage Investment Trust
2.778% due 09/25/2045	321	318
Banc of America Funding Trust
3.211% due 01/20/2047 ^	246	208
3.418% due 11/20/2034	866	826
3.641% due 10/20/2046 ^	992	748
5.500% due 09/25/2035	1,396	1,461
5.750% due 11/25/2035	630	653
6.000% due 08/25/2036 ^	289	283
Banc of America Mortgage Trust
3.129% due 07/25/2035	106	98
3.242% due 09/25/2035 ^	312	301
5.500% due 11/25/2035 ^	176	173
BCAP LLC Trust
1.281% due 01/26/2047	942	844
3.098% due 02/26/2036	251	252
5.250% due 02/26/2036	1,368	1,165
5.250% due 08/26/2037	1,093	1,129
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033	5	5
2.820% due 08/25/2035	168	168
2.973% due 05/25/2034	136	126
2.991% due 02/25/2036 ^	486	411
3.016% due 05/25/2033	76	76
3.108% due 10/25/2035	4	4
3.121% due 10/25/2033	151	152
3.162% due 11/25/2034	1,092	911
3.174% due 05/25/2034	434	421
3.326% due 02/25/2034	26	26
Bear Stearns ALT-A Trust
3.044% due 08/25/2036 ^	97	72
3.112% due 11/25/2036 ^	1,859	1,365
3.118% due 11/25/2035 ^	72	59
3.184% due 08/25/2036 ^	1,796	1,320
3.217% due 11/25/2036 ^	614	520
Bear Stearns Asset-Backed Securities Trust
1.006% due 08/25/2020 ^	259	164
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	175	138
Bella Vista Mortgage Trust
1.239% due 05/20/2045	40	29
Chase Mortgage Finance Trust
3.167% due 02/25/2037	643	647
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	151	144
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	539	556
3.041% due 08/25/2035	379	373
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.875% due 09/25/2035 ^	2,480	2,134
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	369	370
Commercial Mortgage Trust
0.585% due 03/10/2046 (a)	12,000	379
1.683% due 01/10/2046 (a)	18,581	1,025
Countrywide Alternative Loan Trust
0.916% due 02/25/2047	509	431
0.926% due 05/25/2047	456	399
0.949% due 03/20/2046	79	59
0.956% due 06/25/2037	1,335	1,195
0.966% due 05/25/2035	1,437	1,201
0.966% due 07/25/2046 ^	68	50
0.966% due 07/25/2046	1,096	924
1.006% due 09/25/2046 ^	1,690	494
1.016% due 07/25/2046 ^	934	431
1.019% due 09/20/2046	1,381	556
1.036% due 12/25/2035	45	40
1.106% due 05/25/2037 ^	739	401
1.156% due 06/25/2036 ^	438	248
1.967% due 08/25/2035	443	385
2.034% due 11/25/2035	563	443
2.574% due 11/25/2035	401	326
5.250% due 06/25/2035 ^	275	255
6.000% due 01/25/2037 ^	2,023	1,687
6.250% due 08/25/2037 ^	621	549
6.500% due 08/25/2032	323	324

Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	82	71
1.096% due 03/25/2036	432	244
1.196% due 05/25/2035	485	329
1.396% due 03/25/2035	1,362	1,089
1.416% due 02/25/2035	219	191
1.436% due 02/25/2035	99	87
2.974% due 04/20/2036 ^	277	246
3.095% due 08/25/2034 ^	49	42
3.102% due 01/20/2035	127	122
3.105% due 11/25/2034	57	57
3.122% due 11/20/2034	919	876
3.130% due 09/25/2047 ^	1,053	976
3.172% due 08/25/2034 ^	99	85
3.200% due 11/19/2033	13	13
3.309% due 02/20/2036 ^	656	579
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	752	422
Credit Suisse First Boston Mortgage Securities Corp.
1.906% due 03/25/2034 ^	73	72
2.799% due 07/25/2033	23	22
6.000% due 12/25/2035	390	385
Credit Suisse Mortgage Capital Certificates
5.784% due 12/16/2049	3,507	3,516
DBUBS Mortgage Trust
0.300% due 11/10/2046 (a)	15,100	174
0.748% due 11/10/2046 (a)	11,914	263
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	663	557
Deutsche ALT-B Securities, Inc.
0.856% due 10/25/2036 ^	86	57
6.300% due 07/25/2036 ^	547	455
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035	201	200
First Horizon Alternative Mortgage Securities Trust
2.638% due 08/25/2035 ^	1,105	949
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	183	159
5.000% due 10/25/2020	45	45
GMAC Mortgage Corp. Loan Trust
3.531% due 06/25/2034	50	49
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045	74	64
0.936% due 01/25/2037	1,127	907
0.956% due 12/25/2046 ^	1,047	763
0.966% due 04/25/2036	675	572
1.196% due 06/25/2045	328	288
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	87	86
GS Mortgage Securities Corp.
0.207% due 05/03/2032 (a)	65,000	1,273
1.595% due 02/10/2046 (a)	18,033	1,306
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)	24,309	1,943
GSR Mortgage Loan Trust
1.016% due 08/25/2046	851	389
2.220% due 03/25/2033	123	121
3.010% due 09/25/2035	289	300
3.102% due 05/25/2035	276	259
HarborView Mortgage Loan Trust
0.926% due 09/19/2037	1,205	1,068
0.934% due 07/21/2036	777	630
0.976% due 03/19/2036	189	139
1.016% due 02/19/2036	561	410
1.046% due 11/19/2035	996	819
1.436% due 01/19/2035	66	52
3.107% due 07/19/2035	118	104
3.274% due 07/19/2035 ^	22	20
HomeBanc Mortgage Trust
0.936% due 12/25/2036	47	42
Impac CMB Trust
1.416% due 03/25/2035	40	37
1.536% due 10/25/2034	486	462
IndyMac Mortgage Loan Trust
0.832% due 06/25/2037	815	711
0.966% due 05/25/2046	1,582	1,311
1.006% due 02/25/2037	1,600	1,058
1.046% due 11/25/2036 ^	609	404
3.000% due 08/25/2035	299	249
3.004% due 12/25/2034	177	167
3.169% due 11/25/2035 ^	786	729
JPMorgan Alternative Loan Trust
0.996% due 10/25/2036	4,363	3,696
3.207% due 12/25/2035 ^	3,354	2,833
5.500% due 11/25/2036 ^	7	5

JPMorgan Chase Commercial Mortgage Securities Trust
1.227% due 12/15/2047 (a)	80,529	4,000
JPMorgan Mortgage Trust
2.572% due 07/27/2037	1,309	1,230
2.770% due 11/25/2033	116	111
3.066% due 02/25/2036 ^	874	777
3.104% due 08/25/2035	604	599
3.130% due 07/25/2035	312	308
3.137% due 10/25/2035	281	280
Lehman XS Trust
0.996% due 11/25/2046 ^	73	22
1.076% due 11/25/2046 ^	806	368
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046	326	235
1.096% due 05/25/2047 ^	1,066	503
MASTR Alternative Loan Trust
1.156% due 03/25/2036	475	92
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	4	4
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035	454	429
1.006% due 08/25/2036	8	8
2.830% due 06/25/2035	450	438
2.920% due 02/25/2033	138	133
3.166% due 06/25/2037	416	403
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^	37	31
Morgan Stanley Bank of America Merrill Lynch Trust
1.307% due 05/15/2046 (a)	61,490	3,002
1.529% due 02/15/2046 (a)	21,714	1,318
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.921% due 10/25/2035	507	471
3.329% due 02/25/2036 ^	243	201
3.553% due 08/25/2035	717	702
5.820% due 03/25/2047	533	530
6.138% due 03/25/2047	456	453
RBSSP Resecuritization Trust
2.850% due 10/26/2036	472	475
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2047	1,499	849
0.966% due 04/25/2046	90	41
1.056% due 01/25/2035	625	602
3.408% due 08/25/2035 ^	127	65
4.275% due 09/25/2035 ^	341	285
6.000% due 06/25/2037 ^	632	519
Residential Asset Securitization Trust
1.206% due 12/25/2036 ^	427	109
6.250% due 10/25/2036 ^	301	271
6.500% due 08/25/2036 ^	782	437
Residential Funding Mortgage Securities, Inc. Trust
3.219% due 06/25/2035	477	464
3.412% due 09/25/2035 ^	318	251
Sequoia Mortgage Trust
1.089% due 07/20/2033	270	254
3.018% due 04/20/2035	186	193
Structured Adjustable Rate Mortgage Loan Trust
0.976% due 05/25/2037	92	78
1.974% due 01/25/2035	41	32
2.793% due 10/25/2037 ^	367	259
3.069% due 04/25/2035	1,529	1,413
3.093% due 02/25/2034	195	195
3.112% due 04/25/2034	392	390
Structured Asset Mortgage Investments Trust
0.946% due 07/25/2046 ^	1,150	959
0.966% due 04/25/2036	422	341
0.976% due 09/25/2047	161	135
0.986% due 07/19/2035	229	223
0.986% due 05/25/2045	460	406
1.066% due 12/25/2035 ^	37	27
1.316% due 07/19/2034	9	9
2.067% due 08/25/2047 ^	1,892	1,599
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.335% due 05/25/2032	6	6
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	171	175
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	21
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^	2,604	2,344
UBS-Barclays Commercial Mortgage Trust
1.760% due 12/10/2045 (a)	58,833	4,233
UBS-Citigroup Commercial Mortgage Trust
2.266% due 01/10/2045 (a)	14,557	1,274

WaMu Mortgage Pass-Through Certificates Trust
1.036% due 11/25/2045	372	331
1.046% due 07/25/2045	666	638
1.046% due 10/25/2045	174	168
1.066% due 01/25/2045	178	172
1.351% due 12/25/2046	468	398
1.396% due 01/25/2045	119	113
1.481% due 05/25/2046	1,328	1,223
1.496% due 11/25/2034	990	892
1.736% due 11/25/2034	671	594
1.933% due 08/25/2042	71	68
1.967% due 06/25/2042	96	92
2.098% due 11/25/2046	192	174
2.101% due 12/25/2046	573	533
2.361% due 04/25/2037 ^	1,397	1,221
2.480% due 03/25/2036	1,399	1,265
2.520% due 02/25/2037 ^	719	652
2.658% due 12/25/2036 ^	47	41
2.768% due 08/25/2034	498	501
2.795% due 03/25/2034	447	449
2.798% due 03/25/2035	640	646
2.834% due 06/25/2033	78	79
2.964% due 12/25/2035	1,001	919
4.211% due 02/25/2037 ^	439	415
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	23	23
Washington Mutual Mortgage Pass-Through Certificates Trust
1.006% due 07/25/2046 ^	90	37
1.507% due 07/25/2046 ^	546	366
1.537% due 05/25/2046	2,039	1,629
2.746% due 02/25/2033	3	2
6.000% due 10/25/2035 ^	686	545
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	189	169
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036	98	97
3.080% due 04/25/2036	264	264
3.200% due 04/25/2036 ^	38	3
6.000% due 10/25/2036 ^	241	235
Wells Fargo-RBS Commercial Mortgage Trust
0.322% due 03/15/2048 (a)	26,228	532
1.359% due 03/15/2045 (a)	60,311	3,112

		121,698

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
3.514% due 01/16/2018	15,700	397

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
0.816% due 07/25/2037	$600	587
0.876% due 03/25/2034	9	9
0.906% due 08/25/2034	7	7
0.956% due 10/27/2037	783	782
1.156% due 06/25/2029 - 06/25/2036	150	150
1.206% due 01/25/2044	768	768
1.741% due 06/01/2043 - 10/01/2044	189	192
1.943% due 03/01/2033	79	82
2.292% due 01/25/2022 (a)	19,194	1,382
2.722% due 06/01/2035	57	60
2.769% due 09/01/2019	1	1
2.789% due 05/01/2026	7	7
2.872% due 11/01/2034	806	855
2.881% due 12/01/2034	39	40
2.954% due 09/01/2035	40	42
3.490% due 12/01/2020	4,727	4,948
4.311% due 12/01/2036	73	76
5.700% due 08/01/2018	2,091	2,161
6.000% due 04/25/2043 - 07/25/2044	697	779
6.500% due 06/25/2044	14	15
Fannie Mae, TBA
3.000% due 02/01/2047	34,400	34,099
3.500% due 01/01/2032 - 02/01/2047	89,000	91,175
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	286	286
Federal Housing Administration
6.896% due 07/01/2020	156	152

Freddie Mac
0.877% due 09/25/2022 (a)		23,001	923
0.883% due 01/15/2038		2,428	2,410
1.016% due 08/25/2031		24	23
1.030% due 11/25/2022 (a)		28,110	1,367
1.154% due 12/15/2031		32	32
1.279% due 08/25/2019 (a)		36,737	1,117
1.304% due 12/15/2037		875	877
1.358% due 11/25/2019 (a)		32,158	1,125
1.741% due 10/25/2044		687	704
1.983% due 01/15/2038 (a)		2,428	143
2.750% due 10/01/2035		12	12
2.807% due 06/01/2024		11	12
2.841% due 08/01/2035		40	43
3.021% due 09/01/2035		39	41
3.125% due 03/01/2036		229	234
3.196% due 10/01/2035		32	33
3.301% due 11/01/2035		43	45
Ginnie Mae
2.000% due 10/20/2029		12	13
6.000% due 08/20/2034		4,268	4,824
NCUA Guaranteed Notes
0.912% due 03/06/2020		342	342

			152,975

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
5.250% due 02/15/2029 (l)		300	383
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)(l)		961	963
0.125% due 07/15/2022 (h)(j)		24,491	24,570
0.125% due 01/15/2023 (h)(l)		21,049	20,908
2.500% due 01/15/2029 (h)		2,027	2,447
U.S. Treasury STRIPS (c)
0.000% due 11/15/2023 (h)(j)		7,300	6,216
0.000% due 05/15/2026 (h)(j)		17,300	13,545

			69,032

Total United States (Cost $437,847)			434,860

SHORT-TERM INSTRUMENTS 21.7%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.751% due 09/08/2017		3,100	3,105

REPURCHASE AGREEMENTS (g) 0.1%			1,048

JAPAN TREASURY BILLS 19.1%
(0.289)% due 01/16/2017 - 03/21/2017 (b)(c)	JPY	24,790,000	212,180

U.S. TREASURY BILLS 2.2%
0.438% due 01/12/2017 - 03/09/2017 (b)(c)(h)(j)(l)		$24,678	24,667

Total Short-Term Instruments (Cost $258,223)			241,000

Total Investments in Securities (Cost $1,514,754)			1,469,152

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,167	110

Total Short-Term Instruments (Cost $110)			110

Total Investments in Affiliates (Cost $110)			110

Total Investments 132.2% (Cost $1,514,864)			$1,469,262
Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(9,964))			2,235
Other Assets and Liabilities, net (32.4)%			(359,751)

Net Assets 100.0%			$1,111,746

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,995	0.45%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,048	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(1,072)	$1,048	$1,048

Total Repurchase Agreements						$(1,072)	$1,048	$1,048

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.000%	12/15/2016	01/04/2017			$(7,649)	$(7,654)
BPS	(0.300)	11/03/2016	02/02/2017		EUR	(47,819)	(50,311)
BSN	0.800	10/25/2016	01/25/2017			$(23,746)	(23,783)
	0.800	12/02/2016	01/25/2017			(12,705)	(12,714)
	0.820	11/02/2016	01/05/2017			(6,328)	(6,337)
CFR	(0.550)	12/14/2016	12/14/2017		EUR	(1,853)	(1,949)
	(0.550)	12/21/2016	12/21/2017			(2,243)	(2,360)
DBL	(0.850)	08/25/2016	TBD	(4)		(2,039)	(2,139)
GRE	0.000	12/30/2016	01/03/2017			$(816)	(816)
	0.930	12/21/2016	03/08/2017			(3,030)	(3,031)
IND	0.000	11/10/2016	01/17/2017		GBP	(24,171)	(29,805)
	0.830	11/09/2016	01/09/2017			$(735)	(736)
MEI	0.900	12/20/2016	01/05/2017		CAD	(1,484)	(1,105)
	0.950	12/28/2016	01/05/2017			(2,936)	(2,187)
	0.950	12/29/2016	01/05/2017			(1,806)	(1,346)
	1.100	12/21/2016	01/05/2017			(5,325)	(3,967)
	1.100	12/29/2016	01/05/2017			(5,325)	(3,967)
	1.100	12/30/2016	01/05/2017			(4,076)	(3,036)
SCX	(0.460)	10/12/2016	01/24/2017		EUR	(45,122)	(47,447)

Total Reverse Repurchase Agreements							$(204,690)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Sale-Buyback Transactions (5)
BPS	(0.310)%	11/03/2016	02/02/2017		EUR	(2,855)	$(3,152)
	0.590	11/10/2016	01/17/2017		GBP	(6,279)	(7,796)
MYI	0.500	11/10/2016	01/17/2017			(3,013)	(3,737)
TDM	0.870	10/27/2016	01/27/2017			$(9,029)	(9,044)
	0.980	12/13/2016	01/06/2017		CAD	(35,002)	(26,671)
	1.070	11/23/2016	01/04/2017			$(5,206)	(5,212)
ULW	(0.300)	11/09/2016	02/02/2017		EUR	(323)	(356)
	0.530	10/26/2016	01/17/2017		GBP	(662)	(811)

Total Sale-Buyback Transactions							$(56,779)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(275,891) at a weighted average interest rate of 0.276%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2047	$4,000	$(4,195)	$(4,204)

Total Short Sales				$(4,195)	$(4,204)

(h)	Securities with an aggregate market value of $248,339 and cash of $5,441 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	1,533	$13	$11
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	396	4	2
Put - CBOT U.S. Treasury 10-Year Note April Futures	96.000	03/24/2017	603	5	4
Put - CBOT U.S. Treasury 10-Year Note April Futures	98.000	03/24/2017	95	1	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	626	5	4
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	80.000	02/24/2017	15	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	110.000	02/24/2017	89	1	1

				$29	$23

Total Purchased Options				$29	$23

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	Long	03/2017	27	$(4)	$5	$0
Australia Government 10-Year Bond March Futures	Long	03/2017	121	55	79	0
Canada Government 10-Year Bond March Futures	Long	03/2017	189	(197)	17	0
Euro-Bobl March Futures	Long	03/2017	23	16	0	(2)
Euro-Bono March Futures	Long	03/2017	9	21	4	(8)
Euro-BTP Italy Government Bond March Futures	Long	03/2017	173	391	84	(53)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	78	213	45	(37)
Euro-Buxl 30-Year Bond March Futures	Long	03/2017	35	53	55	(92)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2017	108	175	53	(51)
Euro-Schatz March Futures	Long	03/2017	728	122	0	(38)
Japan Government 10-Year Bond March Futures	Long	03/2017	66	25	175	(6)
Put Options Strike @ EUR 111.200 on Euro-Schatz March Futures	Long	02/2017	728	(1)	0	0
Put Options Strike @ EUR 129.000 on Euro-Bobl February Futures	Long	01/2017	23	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	249	0	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	1,533	245	0	(96)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	433	(198)	71	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,384	(669)	476	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	116	52	1	(33)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	104	(150)	101	0
United Kingdom Long Gilt March Futures	Long	03/2017	190	692	194	(9)

Total Futures Contracts				$841	$1,360	$(425)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.237%		$3,000	$(90)	$(5)	$0	$(1)
BASF SE	1.000	12/20/2020	0.307	EUR	200	(6)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.500		2,100	(45)	(1)	0	0
Bayer AG	1.000	12/20/2020	0.451		1,300	(30)	(2)	0	0
Fortum OYJ	1.000	12/20/2020	0.561		200	(4)	0	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.279		1,900	(59)	(1)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.317		$2,000	(54)	3	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.230		3,400	(103)	(6)	0	(1)
Shell International Finance BV	1.000	12/20/2026	1.212	EUR	2,000	(40)	18	0	(1)
Telia Co. AB	1.000	12/20/2020	0.417		900	(22)	(1)	0	0
Tesco PLC	1.000	12/20/2020	1.568		2,400	(55)	17	1	0
Tesco PLC	1.000	06/20/2021	1.792		1,300	(47)	9	0	(1)
United Utilities PLC	1.000	12/20/2020	0.603		300	(5)	0	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.295		$2,100	(58)	(2)	0	0
Veolia Environnement S.A.	1.000	12/20/2020	0.456	EUR	700	(16)	1	0	0

						$(634)	$30	$1	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-26 10-Year Index	1.000%	06/20/2026		$17,600	$130	$(96)	$0	$(10)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	212,400	(3,141)	(825)	0	(15)
iTraxx Europe Senior 25 5-Year Index	1.000	06/20/2021		42,200	(276)	(183)	0	(9)

					$(3,287)	$(1,104)	$0	$(34)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	13,100	$94	$68	$0	$(1)
Pay	1-Year BRL-CDI	12.800	01/02/2025		1,900	29	10	1	0
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	24,900	(1,372)	153	0	(56)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	7,200	(10)	2	18	0
Pay *	3-Month USD-LIBOR	1.000	05/15/2018		$180,800	(713)	(290)	0	(9)
Receive *	3-Month USD-LIBOR	1.250	05/15/2019		180,800	1,161	454	0	(33)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		64,300	(192)	469	0	(97)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		22,500	144	968	0	(39)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		69,700	1,843	948	0	(143)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		200,220	8,597	3,235	62	(605)
Receive	3-Month USD-LIBOR	2.500	06/15/2036		3,300	(47)	(105)	20	0
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		14,400	284	37	0	(16)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		17,600	1,452	629	0	(148)
Pay *	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	83,900	54	106	24	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2019	EUR	53,800	166	69	13	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022		114,700	(640)	608	161	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		13,500	603	76	49	0
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		49,600	(998)	288	214	0
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		36,300	(116)	238	0	(211)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	17,400	(421)	150	69	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		7,100	424	(107)	0	(52)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		350	(35)	(15)	0	(6)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	13,370,000	232	25	15	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		3,270,000	(699)	54	0	(35)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		2,710,000	1,718	(487)	61	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		8,710,000	831	(50)	209	0
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		1,140,000	(196)	(109)	25	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		850,000	867	(240)	61	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		2,870,000	(4,646)	1,347	0	(359)
Pay	28-Day MXN-TIIE	5.615	06/02/2020	MXN	171,900	(478)	(112)	13	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		24,800	(128)	(29)	5	0
Receive	UKRPI	3.585	10/15/2046	GBP	800	33	42	0	(1)

						$7,841	$8,432	$1,020	$(1,811)

Total Swap Agreements						$3,920	$7,358	$1,021	$(1,849)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $5,658 and cash of $24,307 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	69,040	$	49,695	$0	$(125)
	01/2017	GBP	1,273		1,606	37	0
	01/2017	NZD	68,314		47,371	0	(85)
	01/2017	$	367	GBP	300	3	0
	02/2017		49,664	AUD	69,040	122	0
	02/2017		47,329	NZD	68,314	83	0
BOA	01/2017	BRL	19,319	$	5,928	0	(8)
	01/2017	CAD	3,747		2,794	3	0
	01/2017	CNY	65,304		9,437	84	0
	01/2017	DKK	219,900		33,239	2,103	0
	01/2017	EUR	189,154		196,720	0	(2,423)
	01/2017	INR	63,676		940	4	0
	01/2017	SGD	5,999		4,291	149	0
	01/2017	$	5,726	BRL	19,319	210	0
	01/2017		17,713	CAD	23,600	0	(136)
	01/2017		5,964	CNY	39,530	0	(303)
	01/2017		11,455	JPY	1,290,000	0	(417)
	02/2017		196,994	EUR	189,153	2,413	0
	02/2017		2,711	RUB	167,809	0	(7)
	04/2017	DKK	120,614	$	18,308	1,144	0
	07/2017	BRL	68,600		23,638	3,540	0
	07/2017	DKK	103,685		15,669	840	0
BPS	01/2017	CAD	2,084		1,578	25	0
	01/2017	CNY	13,925		2,012	18	0
	01/2017	JPY	210,000		1,849	52	0
	01/2017	$	199,871	EUR	188,443	0	(1,476)
	01/2017		143,040	GBP	114,391	0	(2,054)
	01/2017		51,342	JPY	5,600,565	42	(3,462)
	07/2017	DKK	21,305	$	3,277	230	0
BRC	02/2017	CNH	205,515		30,191	1,109	0
	02/2017	$	32,376	MXN	622,248	0	(2,523)
	02/2017		105	ZAR	1,436	0	(1)
CBK	01/2017	AUD	193	$	143	4	0
	01/2017	CHF	2,591		2,564	20	0
	01/2017	DKK	74,245		11,224	712	0
	01/2017	EUR	8,640		9,036	0	(61)
	01/2017	GBP	5,502		6,941	160	0
	01/2017	SGD	5,182		3,707	129	0
	01/2017	$	6,203	EUR	5,852	1	(44)
	01/2017		2,449	RUB	177,308	428	0
	02/2017	AUD	11,163	$	8,603	555	0
	02/2017	JPY	2,500,000		23,981	2,552	0
	02/2017	PLN	502		127	8	0
	02/2017	$	675	MXN	12,919	0	(55)
	03/2017	JPY	1,580,000	$	14,058	497	0
	04/2017	$	18,268	DKK	120,000	0	(1,191)
DUB	01/2017	INR	96,078	$	1,421	8	0
	07/2017	$	440	BRL	1,588	26	0
FBF	01/2017		2,113	INR	142,987	0	(11)
	02/2017		4,969	MXN	101,097	0	(119)
GLM	01/2017	CAD	38,790	$	29,568	676	0
	01/2017	DKK	68,035		9,857	245	(21)
	01/2017	INR	99,085		1,470	13	0
	01/2017	JPY	3,870,000		37,536	4,393	0
	01/2017	SEK	6,345		695	0	(1)
	01/2017	SGD	6,536		4,512	0	(1)
	01/2017	$	26,645	CAD	35,000	0	(577)
	01/2017		6,484	DKK	43,550	0	(318)
	01/2017		37,214	INR	2,516,960	0	(211)
	01/2017		37,413	JPY	4,254,300	0	(983)
	02/2017	MXN	46,723	$	2,410	176	(8)
	02/2017	ZAR	1,870		129	0	(6)
	03/2017	$	2,420	RUB	152,121	17	0
	03/2017		4,511	SGD	6,535	1	0
	07/2017		547	BRL	1,974	31	0
HUS	01/2017	CAD	33,602	$	25,652	624	0
	01/2017	CNH	6,109		926	51	0
	01/2017	NOK	485,933		56,208	0	(67)
	01/2017	SEK	404,829		44,447	8	0
	01/2017	SGD	9,082		6,429	158	0
	01/2017	$	51,540	AUD	69,233	0	(1,581)
	01/2017		3,962	CAD	5,300	0	(14)
	01/2017		5,995	CNY	39,700	0	(309)
	01/2017		1,065	EUR	1,000	0	(12)
	01/2017		15,380	SGD	21,447	0	(572)
	02/2017	DKK	596,765	$	84,931	296	0
	02/2017	$	56,222	NOK	485,933	66	0
	02/2017		2,264	RUB	164,321	396	0
	02/2017		44,518	SEK	404,829	0	0
	07/2017	DKK	64,835	$	9,907	634	0
	10/2017		173,422		26,558	1,621	0
IND	01/2017	GBP	99,046		121,262	0	(811)
	01/2017	$	46,352	SEK	424,409	237	0
	02/2017		121,340	GBP	99,046	819	0
JPM	01/2017	CAD	6,996	$	5,216	5	0
	01/2017	CNH	2,579		377	7	0
	01/2017	DKK	291,540		43,113	1,853	(20)
	01/2017	GBP	8,570		10,855	292	0
	01/2017	INR	207,064		3,059	15	0
	01/2017	JPY	18,049,787		158,164	4,372	(704)
	01/2017	$	308	IDR	4,074,747	0	(7)
	01/2017		2,231	INR	151,039	0	(11)
	01/2017		15,728	JPY	1,770,000	0	(582)
	01/2017		59,524	NOK	508,283	0	(661)
	01/2017		6,176	SGD	8,746	0	(138)
	02/2017	MXN	2,481	$	119	0	0
	02/2017	RUB	329,850		4,977	0	(337)
	02/2017	$	120,266	JPY	14,119,787	739	0
	02/2017		1,150	MXN	23,818	0	(7)
	02/2017		494	ZAR	6,853	2	0
	02/2017	ZAR	1,694	$	117	0	(5)
	03/2017	JPY	4,170,000		37,035	1,247	0
	03/2017	$	291	RUB	18,275	2	0
	04/2017	INR	61,591	$	896	1	0
	07/2017	BRL	26,300		7,026	0	(679)
	07/2017	DKK	86,165		13,084	760	0
	07/2017	$	2,917	DKK	19,640	0	(108)
MSB	01/2017	BRL	2,551	$	783	0	(1)
	01/2017	SGD	1,022		735	29	0
	01/2017	$	764	BRL	2,551	20	0
	01/2017		7,367	CAD	10,000	81	0
	02/2017		2,982		4,000	0	(2)
	03/2017	KRW	1,078,784	$	896	3	0
	07/2017	BRL	73,400		20,980	0	(524)
RBC	01/2017	JPY	3,980,000		38,461	4,376	0
	01/2017	$	1,048	CAD	1,400	0	(5)
SCX	01/2017	BRL	87,051	$	26,593	0	(154)
	01/2017	KRW	4,639,218		4,077	234	0
	01/2017	SGD	2,372		1,676	38	0
	01/2017	$	26,710	BRL	87,051	36	0
	01/2017		96,140	CAD	129,692	459	0
	01/2017		1,264	CNH	8,688	0	(19)
	01/2017		2,601	EUR	2,498	29	0
	01/2017		59,218	JPY	6,617,287	0	(2,595)
	02/2017	CNH	6,709	$	987	37	0
	02/2017	$	26,357	BRL	87,051	170	0
	02/2017		2,147	MXN	41,076	0	(176)
SOG	01/2017	NOK	22,350	$	2,641	53	0
	01/2017	$	937	EUR	900	11	0
	01/2017		48,349	NZD	68,314	0	(893)
	07/2017		3,521	DKK	24,396	0	(32)
TOR	01/2017	BRL	65,182	$	20,000	0	(27)
	01/2017	CAD	123,520		91,646	0	(355)
	01/2017	$	19,216	BRL	65,182	811	0
	02/2017	JPY	8,420,000	$	77,514	5,281	0
	02/2017	$	91,679	CAD	123,520	353	0
UAG	01/2017	INR	2,345,083	$	34,497	21	0
	01/2017	KRW	35,145,314		29,509	398	0
	01/2017	SEK	13,235		1,438	0	(15)
	01/2017	$	35,097	KRW	39,784,532	0	(2,143)
	03/2017	TWD	193,296	$	6,124	157	0
	03/2017	$	28,585	KRW	34,073,609	0	(367)
	04/2017		34,133	INR	2,345,083	0	(43)

Total Forward Foreign Currency Contracts						$49,665	$(30,603)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$0.870	01/05/2017	EUR	116,000	$12	$0
BPS	Put - OTC AUD versus USD		0.630	01/27/2017	AUD	58,000	4	1
	Put - OTC EUR versus USD		0.935	01/27/2017	EUR	73,000	8	2
	Call - OTC USD versus CAD	CAD	1.480	01/27/2017		$83,700	8	2
CBK	Put - OTC GBP versus USD		$0.990	01/05/2017	GBP	105,000	13	0

							$45	$5

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/07/2019		$4,200	$357	$579
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		4,500	405	498
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	330,000	21	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.640	06/19/2017		$379,900	266	215
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		227,200	231	277
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		6,700	648	759
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		6,700	610	742

								$2,538	$3,074

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	$80.000	01/11/2017	$63,000	$3	$0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	78.000	02/06/2017	29,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	88,000	3	0

					$7	$0

Total Purchased Options					$2,590	$3,079

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	19,400	$(156)	$(13)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	2,364	(19)	(1)
	Call - OTC EUR versus AUD		1.530	01/10/2017		2,364	(19)	0
	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	3,525	(33)	(2)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$3,600	(345)	(220)
	Put - OTC USD versus BRL		3.890	06/28/2018		3,600	(343)	(436)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		2,800	(149)	(9)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	4,900	(191)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,900	(168)	(98)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$4,700	(452)	(289)
	Put - OTC USD versus BRL		3.892	07/02/2018		4,700	(452)	(571)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		7,400	(68)	(11)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		3,200	(81)	(1)
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		4,900	(110)	(1)

							$(2,586)	$(1,654)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	11/07/2019		$21,400	$(368)	$(764)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		22,300	(401)	(661)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	2,180,000	(23)	(17)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		$66,800	(1,254)	(1,979)

								$(2,046)	$(3,421)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$300	$0	$8

Total Written Options					$(4,702)	$(5,067)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595)%	06/20/2017	0.209%		$2,800	$0	$(6)	$0	$(6)
	ING Bank NV	(1.000)	12/20/2021	1.497	EUR	800	23	(3)	20	0
BPS	HSBC Bank PLC	(1.000)	06/20/2021	1.319		2,900	36	6	42	0
	ING Bank NV	(1.000)	12/20/2021	1.497		800	29	(9)	20	0
	UBS AG	(1.000)	12/20/2021	0.609		1,700	(27)	(9)	0	(36)
BRC	Cooperatieve Rabobank UA	(1.000)	12/20/2021	1.507		3,500	104	(15)	89	0
CBK	HSBC Bank PLC	(1.000)	12/20/2021	1.425		800	20	(3)	17	0
	UBS AG	(1.000)	12/20/2021	1.473		800	29	(10)	19	0
	UBS AG	(1.000)	06/20/2024	1.716		$4,800	255	(30)	225	0
GST	SABMiller PLC	(1.000)	01/20/2022	0.334		500	(12)	(5)	0	(17)
JPM	Barclays Bank PLC	(1.000)	06/20/2021	1.685	EUR	3,700	198	(82)	116	0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.201		$2,500	407	(8)	399	0

							$1,062	$(174)	$947	$(59)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.492%		$4,300	$(70)	$16	$0	$(54)
	Lloyds Bank PLC	1.000	12/20/2021	0.685	EUR	2,200	27	10	37	0
BPS	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670		1,100	2	2	4	0
CBK	Barclays Bank PLC	1.000	06/20/2021	0.767		1,800	0	20	20	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		1,000	(11)	12	1	0
DUB	Brazil Government International Bond	1.000	03/20/2019	1.299		$4,700	(87)	58	0	(29)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.767	EUR	500	1	5	6	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$1,800	(42)	31	0	(11)

							$(180)	$154	$68	$(94)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	100	$6	$0	$6	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		4,300	265	(7)	258	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		100	6	0	6	0

						$277	$(7)	$270	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	17,500		$13,359	$(51)	$(267)	$0	$(318)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	1,140		1,273	10	(94)	0	(84)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	22,900		32,561	(23)	(4,309)	0	(4,332)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,080		2,322	(36)	(118)	0	(154)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		25,740		27,349	97	(398)	0	(301)
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	17,000		23,970	74	(3,082)	0	(3,008)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	22,500		16,962	(222)	27	0	(195)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	10,000		12,200	(9)	97	88	0
	Floating rate equal to 3-Month USD-LIBOR less 0.770% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$2,458	JPY	250,000	21	296	317	0
	Floating rate equal to 3-Month USD-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		8,749		890,000	13	1,115	1,128	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	71,600		$53,977	(75)	(546)	0	(621)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	25,400		36,042	(3,715)	(1,017)	0	(4,732)
	Floating rate equal to 3-Month USD-LIBOR less 0.767% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$8,845	JPY	900,000	(9)	1,146	1,137	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	15,100		$11,383	(61)	(70)	0	(131)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	2,900		3,538	(2)	27	25	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		21,800		30,934	(3,806)	(255)	0	(4,061)
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		7,300		10,359	(1,246)	(114)	0	(1,360)

								$(9,040)	$(7,562)	$2,695	$(19,297)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	8,362,500	$0	$67	$67	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		5,183,200	0	42	42	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		25,087,400	0	201	201	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		8,362,500	0	68	68	0

							$0	$378	$378	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$22	$0	$77	$77	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	26	0	93	93	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	17	0	55	55	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	22	0	(30)	0	(30)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	26	0	(46)	0	(46)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	17	0	(26)	0	(26)

						$0	$123	$225	$(102)

Total Swap Agreements						$(7,881)	$(7,088)	$4,583	$(19,552)

(l)	Securities with an aggregate market value of $16,225 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,387	$0	$1,387
Non-Agency Mortgage-Backed Securities	0	2,228	0	2,228
Belgium
Corporate Bonds & Notes	0	4,653	0	4,653
Brazil
Corporate Bonds & Notes	0	6,882	0	6,882
Sovereign Issues	0	28,901	0	28,901
Canada
Asset-Backed Securities	0	5,378	0	5,378
Corporate Bonds & Notes	0	7,573	0	7,573
Sovereign Issues	0	59,672	0	59,672
Cayman Islands
Asset-Backed Securities	0	12,354	0	12,354
Denmark
Corporate Bonds & Notes	0	136,328	0	136,328
Sovereign Issues	0	7,258	0	7,258
France
Corporate Bonds & Notes	0	8,429	0	8,429
Sovereign Issues	0	43,372	0	43,372
Germany
Corporate Bonds & Notes	0	6,720	0	6,720
Greece
Corporate Bonds & Notes	0	1,567	0	1,567
Sovereign Issues	0	3,899	0	3,899
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,199	0	1,199
Ireland
Corporate Bonds & Notes	0	2,469	0	2,469
Non-Agency Mortgage-Backed Securities	0	1,100	0	1,100
Italy
Corporate Bonds & Notes	0	2,387	0	2,387
Non-Agency Mortgage-Backed Securities	0	1,700	0	1,700
Sovereign Issues	0	29,775	0	29,775
Japan
Corporate Bonds & Notes	0	7,796	0	7,796
Sovereign Issues	0	147,227	0	147,227
Jersey, Channel Islands
Corporate Bonds & Notes	0	3,172	0	3,172
Luxembourg
Asset-Backed Securities	0	116	0	116
Netherlands
Asset-Backed Securities	0	2,621	0	2,621
Corporate Bonds & Notes	0	15,906	0	15,906
Norway
Corporate Bonds & Notes	0	5,652	0	5,652
Sovereign Issues	0	1,464	0	1,464
Poland
Sovereign Issues	0	70	0	70
Portugal
Corporate Bonds & Notes	0	1,770	0	1,770
Qatar
Sovereign Issues	0	1,203	0	1,203
Saudi Arabia
Sovereign Issues	0	11,835	0	11,835
Slovenia
Sovereign Issues	0	30,767	0	30,767
South Korea
Sovereign Issues	0	1,600	0	1,600
Spain
Corporate Bonds & Notes	0	1,123	0	1,123
Sovereign Issues	0	36,215	0	36,215
Supranational
Corporate Bonds & Notes	0	10,765	0	10,765
Sweden
Corporate Bonds & Notes	0	17,081	0	17,081
Switzerland
Corporate Bonds & Notes	0	12,748	0	12,748
Sovereign Issues	0	2,125	0	2,125
United Kingdom
Corporate Bonds & Notes	0	49,145	0	49,145
Non-Agency Mortgage-Backed Securities	0	15,907	0	15,907
Sovereign Issues	0	41,753	0	41,753
United States
Asset-Backed Securities	0	25,902	0	25,902
Bank Loan Obligations	0	2,519	0	2,519
Corporate Bonds & Notes	0	55,276	4,995	60,271
Municipal Bonds & Notes	0	2,066	0	2,066
Non-Agency Mortgage-Backed Securities	0	118,182	3,516	121,698
Preferred Securities	397	0	0	397
U.S. Government Agencies	0	152,823	152	152,975
U.S. Treasury Obligations	0	69,032	0	69,032
Short-Term Instruments
Certificates of Deposit	0	3,105	0	3,105
Repurchase Agreements	0	1,048	0	1,048
Japan Treasury Bills	0	212,180	0	212,180
U.S. Treasury Bills	0	24,667	0	24,667
	$397	$1,460,092	$8,663	$1,469,152

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110	$0	$0	$110

Total Investments	$507	$1,460,092	$8,663	$1,469,262

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,204)	$0	$(4,204)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,360	1,044	0	2,404
Over the counter	0	57,327	0	57,327
	$1,360	$58,371	$0	$59,731

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(425)	(1,849)	0	(2,274)
Over the counter	0	(55,222)	0	(55,222)

	$(425)	$(57,071)	$0	$(57,496)

Total Financial Derivative Instruments	$935	$1,300	$0	$2,235

Totals	$1,442	$1,457,188	$8,663	$1,467,293

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.0%
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (c)	EUR	601	$550

Total Austria (Cost $595)			550

BELGIUM 0.5%
CORPORATE BONDS & NOTES 0.5%
KBC Bank NV
8.000% due 01/25/2023		$2,600	2,750

Total Belgium (Cost $2,687)			2,750

BRAZIL 1.1%
SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	19,700	5,711

Total Brazil (Cost $5,465)			5,711

CANADA 4.0%
ASSET-BACKED SECURITIES 1.0%
Canadian Mortgage Pools
0.978% due 06/01/2020	CAD	1,544	1,142
1.178% due 07/01/2020		3,995	2,970
1.178% due 08/01/2020		1,456	1,082

			5,194

CORPORATE BONDS & NOTES 0.5%
Royal Bank of Canada
2.300% due 03/22/2021		$2,400	2,385

SOVEREIGN ISSUES 2.5%
Canada Government International Bond
3.000% due 12/01/2036 (d)(g)	CAD	3,133	3,455
Province of Alberta
2.350% due 06/01/2025 (g)		4,400	3,258
Province of Ontario
2.400% due 06/02/2026 (g)		7,900	5,841

			12,554

Total Canada (Cost $20,795)			20,133

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.6%
ARES CLO Ltd.
2.100% due 01/17/2024		$3,000	3,005

CORPORATE BONDS & NOTES 0.3%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)		974	290
6.625% due 10/01/2023		1,560	465
6.750% due 10/01/2023		2,911	800

			1,555

Total Cayman Islands (Cost $8,080)			4,560

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,730	411

China Government International Bond
3.290% due 04/18/2020		1,840	268
3.380% due 05/23/2023		900	133
4.080% due 08/22/2023		900	138

Total China (Cost $1,012)			950

COLOMBIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ecopetrol S.A.
5.875% due 05/28/2045		$4,500	3,911

Total Colombia (Cost $4,514)			3,911

CZECH REPUBLIC 0.7%
SOVEREIGN ISSUES 0.7%
Czech Republic Government International Bond
1.210% due 07/23/2017	CZK	42,500	1,677
2.500% due 08/25/2028		22,000	1,035
4.000% due 04/11/2017		24,800	980

Total Czech Republic (Cost $3,919)			3,692

DENMARK 6.4%
CORPORATE BONDS & NOTES 6.4%
BRFkredit A/S
3.000% due 10/01/2047	DKK	1,938	285
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		2,116	310
2.500% due 10/01/2047		43,937	6,283
3.000% due 10/01/2047		5,640	832
Nykredit Realkredit A/S
2.000% due 10/01/2047		15,100	2,080
2.500% due 10/01/2047		50,211	7,174
3.000% due 10/01/2047		46,454	6,841
Realkredit Danmark A/S
1.000% due 01/01/2018		13,800	1,983
1.000% due 04/01/2018		6,200	892
2.000% due 04/01/2018		6,200	903
2.000% due 10/01/2047		9,600	1,322
2.500% due 10/01/2037		850	125
2.500% due 10/01/2047		5,994	858
3.000% due 10/01/2047		15,939	2,343

Total Denmark (Cost $32,713)			32,231

FRANCE 0.7%
CORPORATE BONDS & NOTES 0.7%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$3,600	3,473

Total France (Cost $3,592)			3,473

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
1.350% due 05/30/2017 (g)		$2,700	2,694
4.250% due 10/14/2021 (g)		3,100	3,112
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	395

Total Germany (Cost $6,169)			6,201

GREECE 0.5%
CORPORATE BONDS & NOTES 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,254
5.014% due 12/27/2017		1,400	1,442

Total Greece (Cost $2,988)			2,696

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,899

Total Guernsey, Channel Islands (Cost $1,895)			1,899

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$2,600	2,621

Total Hong Kong (Cost $2,590)			2,621

INDONESIA 1.7%
SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
5.250% due 01/17/2042		$1,900	1,922
8.375% due 03/15/2034	IDR	90,800,000	6,794

Total Indonesia (Cost $9,674)			8,716

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	83	88
CELF Low Levered Partners PLC
0.027% due 03/04/2024		230	241

			329

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital Ltd.
4.625% due 10/30/2020		$1,800	1,877

Total Ireland (Cost $2,291)			2,206

ITALY 5.0%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,088
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$1,700	1,623

			6,711

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Casa D’este Finance SRL
0.034% due 09/15/2040	EUR	1,260	1,319
Claris Finance SRL
0.137% due 10/31/2060		2,726	2,860
Giovecca Mortgages SRL
0.287% due 04/23/2048		864	910

			5,089

SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)(g)		2,605	2,886
2.350% due 09/15/2024 (d)(g)		8,796	10,587

			13,473

Total Italy (Cost $28,698)			25,273

JAPAN 5.4%
CORPORATE BONDS & NOTES 1.5%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021 (g)		$3,500	3,523

Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021 (g)		4,100	3,964

			7,487

SOVEREIGN ISSUES 3.9%
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,300	1,267
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		3,800	3,716
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	996,580	9,103
0.500% due 09/20/2046		460,000	3,728
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,846

			19,660

Total Japan (Cost $29,548)			27,147

LUXEMBOURG 1.1%
CORPORATE BONDS & NOTES 1.1%
Altice Financing S.A.
7.500% due 05/15/2026		$1,700	1,772
Altice Luxembourg S.A.
7.750% due 05/15/2022		300	321
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,270	1,441
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	1,600	1,758

Total Luxembourg (Cost $5,218)			5,292

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	6,700	1,428

Total Malaysia (Cost $1,747)			1,428

MEXICO 0.8%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	0

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	3,000	2,666
4.350% due 01/15/2047		$1,700	1,462

			4,128

Total Mexico (Cost $5,494)			4,128

NETHERLANDS 2.1%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	1,886	1,984
Panther CDO BV
0.082% due 10/15/2084		490	512

			2,496

CORPORATE BONDS & NOTES 1.5%
ING Bank NV
2.625% due 12/05/2022		$5,800	5,766
Vonovia Finance BV
3.200% due 10/02/2017		1,760	1,776

			7,542

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.489% due 04/17/2041	EUR	455	423

Eurosail BV
1.189% due 10/17/2040		231	243

			666

Total Netherlands (Cost $10,700)			10,704

NORWAY 1.1%
CORPORATE BONDS & NOTES 0.9%
DNB Bank ASA
2.375% due 06/02/2021		$1,000	990
Eksportfinans ASA
5.500% due 06/26/2017		3,400	3,452

			4,442

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	993

Total Norway (Cost $5,549)			5,435

PHILIPPINES 0.4%
SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	98,000	2,136

Total Philippines (Cost $2,496)			2,136

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.250% due 07/25/2025	PLN	7,000	1,643

Total Poland (Cost $2,067)			1,643

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	2,200	660
4.750% due 01/15/2018 ^		100	30
Novo Banco S.A.
5.000% due 04/04/2019		239	174
5.000% due 04/23/2019		50	36
5.000% due 05/21/2019		810	588

Total Portugal (Cost $3,806)			1,488

QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
5.250% due 01/20/2020		$5,000	5,402
6.400% due 01/20/2040		700	875

Total Qatar (Cost $5,981)			6,277

SAUDI ARABIA 2.2%
SOVEREIGN ISSUES 2.2%
Saudi Government International Bond
2.375% due 10/26/2021		$10,000	9,719
3.250% due 10/26/2026		1,200	1,139

Total Saudi Arabia (Cost $11,089)			10,858

SLOVENIA 4.2%
SOVEREIGN ISSUES 4.2%
Slovenia Government International Bond
4.750% due 05/10/2018		$700	726
5.850% due 05/10/2023		18,300	20,646

Total Slovenia (Cost $19,256)			21,372

SOUTH AFRICA 0.4%
SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
5.375% due 07/24/2044 (g)		$2,200	2,171

Total South Africa (Cost $2,164)			2,171

SOUTH KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Korea Land & Housing Corp.
1.875% due 08/02/2017		$1,700	1,699

Total South Korea (Cost $1,699)			1,699

SPAIN 2.0%
SOVEREIGN ISSUES 2.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,850	2,040
4.900% due 09/15/2021		900	1,028
4.950% due 02/11/2020		600	677
Autonomous Community of Madrid
4.688% due 03/12/2020		2,600	3,123
Autonomous Community of Valencia
2.057% due 09/03/2017		400	425
Spain Government International Bond
2.900% due 10/31/2046 (g)		2,600	2,913

Total Spain (Cost $10,741)			10,206

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.8%
PZU Finance AB
1.375% due 07/03/2019	EUR	3,100	3,317
Swedbank AB
2.200% due 03/04/2020		$700	694

Total Sweden (Cost $4,146)			4,011

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS AG
7.250% due 02/22/2022		$6,125	6,174

Total Switzerland (Cost $6,161)			6,174

UNITED KINGDOM 14.9%
CORPORATE BONDS & NOTES 7.3%
Barclays Bank PLC
7.625% due 11/21/2022		$3,800	4,178
7.750% due 04/10/2023		3,000	3,166
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,700	2,766
7.875% due 09/15/2022 (e)	GBP	300	370
8.000% due 12/15/2020 (e)	EUR	250	278
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	4,300	6,670
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		3,100	4,011
Nationwide Building Society
10.250% due 06/29/2049 (e)		2	324
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$900	855
8.625% due 08/15/2021 (e)		1,200	1,227
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,600	1,178
Santander UK Group Holdings PLC
2.875% due 10/16/2020 (g)		$5,000	4,965
7.375% due 06/24/2022 (e)	GBP	3,300	4,093
Tesco PLC
5.125% due 04/10/2047	EUR	1,500	1,566
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	493	566
5.801% due 10/13/2040		591	705
7.623% due 07/13/2039		92	130

			37,048

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Alba PLC
0.581% due 11/25/2042		728	829
Bluestone Securities PLC
0.000% due 06/09/2043	EUR	1,737	1,730
0.577% due 06/09/2044	GBP	2,457	2,903
Deco UK PLC
0.565% due 01/27/2020		5,016	6,161
Eddystone Finance PLC
0.931% due 04/19/2021		2,911	3,571
Eurosail PLC
0.035% due 03/13/2045	EUR	748	771
0.536% due 12/10/2044	GBP	1,055	1,271
Great Hall Mortgages PLC
0.093% due 06/18/2039	EUR	1,088	1,108
0.501% due 03/18/2039	GBP	1,485	1,750
0.511% due 06/18/2039		479	565
0.521% due 06/18/2038		564	671
Mortgage Funding PLC
1.477% due 03/13/2046		268	330
Nemus Arden PLC
0.628% due 02/15/2020		133	163
Newgate Funding PLC
0.284% due 12/15/2050	EUR	526	532
Residential Mortgage Securities PLC
2.873% due 12/16/2050	GBP	2,468	3,117
Southern Pacific Financing PLC
0.556% due 06/10/2043		412	497
0.976% due 12/10/2042		288	306
Uropa Securities PLC
0.576% due 06/10/2059		461	530
0.726% due 06/10/2059		107	112
0.926% due 06/10/2059		83	88
1.126% due 06/10/2059		89	91

			27,096

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
0.125% due 03/22/2024 (d)(g)		7,219	10,489
3.500% due 01/22/2045 (g)		300	501

			10,990

Total United Kingdom (Cost $86,590)			75,134

UNITED STATES 53.7%
ASSET-BACKED SECURITIES 10.7%
Accredited Mortgage Loan Trust
0.886% due 02/25/2037		$1,444	1,402
ACE Securities Corp. Home Equity Loan Trust
1.656% due 12/25/2034		190	176
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 07/25/2035		300	279
Argent Securities Trust
0.906% due 06/25/2036		1,408	512
0.906% due 07/25/2036		827	365
0.996% due 07/25/2036		1,034	466
Asset-Backed Funding Certificates Trust
0.916% due 01/25/2037		713	462
Bear Stearns Asset-Backed Securities Trust
0.866% due 02/25/2037		1,017	974
0.996% due 06/25/2047		1,000	880
1.076% due 01/25/2047		535	520
1.156% due 09/25/2046		223	194
1.166% due 12/25/2035		780	769
1.246% due 09/25/2035		1,000	887
1.761% due 06/25/2035		2,000	1,861
Countrywide Asset-Backed Certificates
0.906% due 05/25/2037		1,057	1,003
0.976% due 09/25/2037 ^		214	176
1.016% due 12/25/2036		4,100	3,183
4.191% due 04/25/2036		661	663
4.825% due 07/25/2036		756	772
4.902% due 10/25/2046 ^		588	551
Countrywide Asset-Backed Certificates Trust
1.224% due 10/25/2035		1,000	954
1.356% due 08/25/2035		15	15
1.476% due 07/25/2034		427	407
4.724% due 02/25/2036		1,000	1,011

Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	29	26
Credit-Based Asset Servicing and Securitization LLC
0.976% due 07/25/2037	357	224
3.948% due 03/25/2037 ^	1,306	732
Fieldstone Mortgage Investment Trust
0.744% due 11/25/2036	1,411	829
First Franklin Mortgage Loan Trust
0.896% due 09/25/2036	810	770
0.916% due 04/25/2036	281	248
1.246% due 09/25/2035	905	893
2.031% due 07/25/2034	480	467
First NLC Trust
1.461% due 12/25/2035	768	729
Fremont Home Loan Trust
1.236% due 07/25/2035	362	363
GSAA Home Equity Trust
1.206% due 08/25/2037	390	363
GSAMP Trust
0.846% due 01/25/2037	231	141
0.856% due 12/25/2046	1,506	919
0.876% due 12/25/2036	1,154	629
0.906% due 12/25/2046	979	602
1.026% due 04/25/2036	1,000	606
Home Equity Asset Trust
1.956% due 10/25/2033	643	602
HSI Asset Securitization Corp. Trust
0.976% due 12/25/2036	695	296
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.996% due 04/25/2037	715	451
JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036	6	3
0.906% due 07/25/2036	2,468	1,222
Massachusetts Educational Financing Authority
1.832% due 04/25/2038	91	90
MASTR Asset-Backed Securities Trust
0.996% due 03/25/2036	954	587
1.056% due 01/25/2036	252	248
Merrill Lynch Mortgage Investors Trust
0.844% due 04/25/2037	996	576
0.866% due 08/25/2037	769	493
1.066% due 08/25/2036	200	195
Morgan Stanley ABS Capital, Inc. Trust
0.846% due 01/25/2037	744	418
0.896% due 10/25/2036	813	463
0.896% due 11/25/2036	300	189
0.906% due 11/25/2036	1,676	1,012
0.976% due 11/25/2036	300	191
0.986% due 10/25/2036	1,068	677
1.401% due 09/25/2035	500	463
Morgan Stanley Home Equity Loan Trust
1.461% due 08/25/2035	269	264
New Century Home Equity Loan Trust
1.266% due 09/25/2035	1,000	955
RAAC Trust
1.236% due 03/25/2037	538	525
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036	518	316
Residential Asset Mortgage Products Trust
0.916% due 12/25/2036	119	116
1.146% due 02/25/2036	1,000	988
1.376% due 05/25/2035	1,000	928
Residential Asset Securities Corp. Trust
0.906% due 07/25/2036	1,498	1,324
0.906% due 08/25/2036	282	279
1.096% due 11/25/2035	500	468
Securitized Asset-Backed Receivables LLC Trust
1.046% due 12/25/2035	1,211	1,098
1.731% due 03/25/2035	459	446
Soundview Home Loan Trust
1.016% due 02/25/2037	1,621	646
Specialty Underwriting & Residential Finance Trust
1.056% due 12/25/2036	1,114	951
3.895% due 02/25/2037 ^	720	389
Structured Asset Investment Loan Trust
1.446% due 06/25/2035	766	755
1.476% due 02/25/2035	926	898
Structured Asset Securities Corp. Mortgage Loan Trust
0.916% due 03/25/2036	227	222
1.096% due 02/25/2036	1,000	931
1.206% due 11/25/2035	1,000	939
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046	955	965
Washington Mutual Asset-Backed Certificates Trust
0.996% due 05/25/2036	1,610	1,211

Wells Fargo Home Equity Asset-Backed Securities Trust
1.016% due 05/25/2036		2,000	1,935
1.346% due 11/25/2035		1,250	1,210

			53,958

BANK LOAN OBLIGATIONS 0.3%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		1,600	1,612

CORPORATE BONDS & NOTES 11.7%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,119
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		14,900	14,884
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2,200	2,212
3.300% due 02/01/2023		1,100	1,120
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,900	2,074
Charter Communications Operating LLC
4.464% due 07/23/2022		1,400	1,463
4.908% due 07/23/2025		960	1,012
CIT Group, Inc.
4.250% due 08/15/2017		100	101
5.000% due 05/15/2018		500	508
5.250% due 03/15/2018		800	831
Citigroup, Inc.
2.650% due 10/26/2020		800	801
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		676	690
CVS Pass-Through Trust
7.507% due 01/10/2032		2,341	2,852
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,658
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		1,800	1,771
5.875% due 08/02/2021		2,100	2,320
International Lease Finance Corp.
8.750% due 03/15/2017		600	609
JPMorgan Chase & Co.
2.550% due 03/01/2021 (g)		2,500	2,491
Nasdaq, Inc.
3.850% due 06/30/2026		1,100	1,093
Navient Corp.
8.000% due 03/25/2020		2,000	2,224
Pricoa Global Funding
2.200% due 06/03/2021		1,700	1,669
Rio Oil Finance Trust
9.250% due 07/06/2024		1,608	1,519
Tagua Leasing LLC
1.581% due 11/16/2024		4,892	4,749
UIL Holdings Corp.
4.625% due 10/01/2020 (g)		4,100	4,282
Verizon Communications, Inc.
5.150% due 09/15/2023		1,000	1,106
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/2022	EUR	1,600	1,709
3.150% due 04/01/2022		$2,326	2,320

			59,187

MUNICIPAL BONDS & NOTES 1.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028		3,100	3,985
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,100	2,627
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,300	1,565

			8,177

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust
2.673% due 01/25/2035		194	196
3.124% due 01/25/2036 ^		57	50
5.044% due 11/25/2037 ^		515	376
Banc of America Funding Trust
0.949% due 04/20/2047 ^		254	201
0.966% due 04/25/2037 ^		155	105
3.027% due 05/25/2035		308	315
6.000% due 07/25/2037 ^		356	281
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		216	186

Banc of America Re-REMIC Trust
5.743% due 02/17/2051	1,094	1,100
BCAP LLC Trust
0.966% due 05/25/2047	700	568
0.976% due 05/25/2047 ^	761	624
4.000% due 02/26/2037	176	175
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036	123	110
3.071% due 08/25/2035	84	75
3.285% due 04/25/2034	226	220
3.326% due 02/25/2034	26	26
Bear Stearns ALT-A Trust
2.834% due 03/25/2036	662	457
2.993% due 05/25/2035	241	233
3.149% due 09/25/2035	119	103
3.515% due 09/25/2035 ^	569	429
Chase Mortgage Finance Trust
3.097% due 03/25/2037 ^	503	411
Citigroup Mortgage Loan Trust, Inc.
2.967% due 05/25/2035	151	142
3.382% due 04/25/2037 ^	364	295
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	942	822
Countrywide Alternative Loan Trust
0.949% due 07/20/2046 ^	194	106
3.134% due 06/25/2037	666	597
5.500% due 10/25/2035 ^	49	43
5.500% due 02/25/2036 ^	80	70
6.000% due 01/25/2037 ^	746	718
6.000% due 02/25/2037 ^	885	614
6.000% due 05/25/2037 ^	729	539
6.250% due 12/25/2036 ^	701	520
6.500% due 08/25/2037 ^	437	278
8.000% due 10/25/2036 ^	51	46
Countrywide Home Loan Mortgage Pass-Through Trust
1.506% due 03/25/2035	885	578
6.000% due 02/25/2037 ^	318	282
6.250% due 09/25/2036 ^	481	407
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035	331	296
Credit Suisse Mortgage Capital Certificates
3.284% due 08/28/2036	78	77
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	516	459
GreenPoint Mortgage Funding Trust
0.916% due 02/25/2037 ^	100	90
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	35	34
GSR Mortgage Loan Trust
3.121% due 05/25/2037 ^	38	34
HarborView Mortgage Loan Trust
3.229% due 02/25/2036 ^	87	71
3.274% due 07/19/2035 ^	37	33
Impac Secured Assets CMN Owner Trust
3.306% due 07/25/2035	152	116
Impac Secured Assets Trust
0.926% due 01/25/2037	737	675
IndyMac Mortgage Loan Trust
0.996% due 07/25/2035	17	15
3.004% due 12/25/2034	12	11
3.334% due 06/25/2036	410	336
JPMorgan Alternative Loan Trust
2.980% due 12/25/2036	230	217
3.225% due 05/25/2037 ^	636	533
JPMorgan Mortgage Trust
3.125% due 10/25/2035 ^	592	536
3.169% due 02/25/2035	14	14
Lavender Trust
6.250% due 10/26/2036	20	20
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	476	466
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	66	62
1.006% due 11/25/2035	8	7
1.617% due 10/25/2035	7	7
3.243% due 03/25/2036 ^	163	112
Morgan Stanley Capital Trust
5.692% due 04/15/2049	222	223
Morgan Stanley Mortgage Loan Trust
1.656% due 02/25/2036 ^	81	71
3.006% due 05/25/2036 ^	297	227
3.458% due 09/25/2035 ^	341	279
Morgan Stanley Re-REMIC Trust
5.793% due 08/15/2045	152	153
Prime Mortgage Trust
1.256% due 02/25/2035	473	443
6.000% due 06/25/2036 ^	185	174

Residential Accredit Loans, Inc. Trust
0.856% due 05/25/2037		763	641
0.886% due 02/25/2037		756	669
0.896% due 01/25/2037		1,249	1,026
0.926% due 12/25/2036		486	389
0.946% due 07/25/2036		666	552
1.156% due 11/25/2036 ^		475	295
5.000% due 09/25/2036 ^		126	106
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		59	54
Structured Adjustable Rate Mortgage Loan Trust
1.076% due 10/25/2035		213	179
3.312% due 04/25/2036 ^		341	268
Structured Asset Mortgage Investments Trust
0.956% due 05/25/2036		626	483
0.966% due 05/25/2036		59	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		282	284
Suntrust Adjustable Rate Mortgage Loan Trust
4.929% due 02/25/2037 ^		538	454
Thornburg Mortgage Securities Trust
1.496% due 09/25/2044		70	64
WaMu Mortgage Pass-Through Certificates Trust
1.036% due 11/25/2045		168	149
1.146% due 10/25/2044		170	165
1.933% due 08/25/2042		12	12
2.648% due 12/25/2036 ^		509	469
5.972% due 10/25/2036 ^		961	760
Washington Mutual Mortgage Pass-Through Certificates Trust
0.916% due 02/25/2037 ^		965	734
5.500% due 11/25/2035 ^		177	163
6.500% due 08/25/2035 ^		185	173
Wells Fargo Mortgage-Backed Securities Trust
3.040% due 01/25/2035		51	51

			26,275

U.S. GOVERNMENT AGENCIES 19.8%
Fannie Mae
1.156% due 06/25/2036		97	97
1.206% due 01/25/2044		497	497
2.440% due 08/01/2022		460	460
2.850% due 06/01/2022		575	585
3.000% due 01/01/2022 - 01/01/2043		963	990
3.500% due 01/01/2026 - 10/01/2040		26	26
4.000% due 01/01/2037 - 10/01/2041		99	105
4.500% due 05/01/2023 - 03/01/2044		815	876
5.000% due 10/01/2032 - 10/01/2041		388	425
5.500% due 01/01/2029 - 02/01/2041		379	425
6.000% due 06/01/2026 - 06/01/2040		1,080	1,223
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2032		6,000	6,001
3.000% due 02/01/2047		17,900	17,743
3.500% due 01/01/2032 - 02/01/2047		43,700	44,736
4.000% due 02/01/2047		6,800	7,136
4.500% due 02/01/2047		2,000	2,148
5.000% due 01/01/2047		2,000	2,179
Freddie Mac
0.883% due 01/15/2038		1,647	1,636
1.983% due 01/15/2038 (a)		1,647	97
Freddie Mac, TBA
3.000% due 01/01/2047		9,000	8,931
Ginnie Mae
1.280% due 01/20/2066		3,548	3,524

			99,840

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Inflation Protected Securities (d)
2.500% due 01/15/2029 (g)(i)(k)		18,464	22,291

			22,291

Total United States (Cost $261,359)			271,340

SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.751% due 09/08/2017		$1,800	1,803

JAPAN TREASURY BILLS 9.2%
(0.333)% due 01/30/2017 - 03/21/2017 (b)(c)	JPY	5,410,000	46,311

U.S. TREASURY BILLS 1.5%
0.456% due 01/12/2017 - 03/16/2017 (b)(c)(g)(k)	$7,639	7,636

Total Short-Term Instruments (Cost $58,869)		55,750

Total Investments in Securities (Cost $672,357)		651,966

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	1,576,648	15,585

Total Short-Term Instruments (Cost $15,585)		15,585

Total Investments in Affiliates (Cost $15,585)		15,585

Total Investments 132.1% (Cost $687,942)		$667,551
Financial Derivative Instruments (h)(j) (1.1)% (Cost or Premiums, net $(6,918))		(5,359)
Other Assets and Liabilities, net (31.0)%		(156,856)

Net Assets 100.0%		$505,336

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$14,900	$14,884	2.95%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/09/2014 - 12/22/2014	906	290	0.06

				$15,806	$15,174	3.00%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOS	1.000%	12/15/2016	01/04/2017		$(902)	$(902)
BPS	0.550	12/13/2016	01/17/2017	GBP	(7,839)	(9,664)
BRC	(0.250)	12/19/2016	02/02/2017	EUR	(2,732)	(2,876)
BSN	0.810	11/01/2016	01/03/2017		$(3,966)	(3,971)
	0.820	10/28/2016	01/27/2017		(4,100)	(4,106)
	0.820	11/02/2016	01/05/2017		(566)	(567)
CFR	(0.750)	06/16/2016	06/16/2017		(1,009)	(1,002)
JML	(0.360)	11/21/2016	01/24/2017	EUR	(9,486)	(9,981)
RDR	1.110	12/21/2016	01/04/2017		$(23,755)	(23,765)
	1.170	01/04/2017	02/06/2017		(12,617)	(12,617)
UBS	0.560	12/19/2016	01/17/2017	GBP	(5,438)	(6,703)

Total Reverse Repurchase Agreements						$(76,154)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
MSC	(0.300)%	11/03/2016	02/02/2017	EUR	(7,474)	$(8,250)
MYI	(0.300)	11/03/2016	02/02/2017		(2,867)	(3,164)
	0.500	11/10/2016	01/17/2017	GBP	(411)	(510)
TDM	0.750	12/12/2016	01/09/2017	CAD	(4,560)	(3,473)
	0.900	12/12/2016	01/09/2017		(12,139)	(9,250)
ULW	0.540	11/10/2016	01/17/2017	GBP	(696)	(864)

Total Sale-Buyback Transactions						$(25,511)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(137,857) at a weighted average interest rate of 0.155%.
(2)	Payable for sale-buyback transactions includes $1 of deferred price drop.

(g)	Securities with an aggregate market value of $103,575 and cash of $279 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	695	$6	$5
Put - CBOT U.S. Treasury 5-Year Note April Futures	94.000	03/24/2017	146	1	1
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	444	4	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	302	2	2
Call - CBOT U.S. Treasury 30-Year Bond March Futures	200.000	02/24/2017	120	1	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	110.000	02/24/2017	85	1	1

				$15	$11

Total Purchased Options				$15	$11

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	Long	03/2017	17	$(2)	$3	$0
Australia Government 10-Year Bond March Futures	Long	03/2017	33	18	22	0
Call Options Strike @ EUR 113.300 on Euro-Schatz March Futures	Long	02/2017	150	0	0	0
Call Options Strike @ EUR 113.400 on Euro-Schatz March Futures	Long	02/2017	228	0	0	0
Call Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	98	1	1	0
Canada Government 10-Year Bond March Futures	Long	03/2017	30	(34)	3	0
Euro-Bobl March Futures	Long	03/2017	290	306	3	(25)
Euro-Bono March Futures	Short	03/2017	38	(91)	32	(16)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	23	(63)	7	(11)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	98	(245)	46	(57)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	40	(81)	19	(20)
Euro-Schatz March Futures	Short	03/2017	200	(22)	11	0
Japan Government 10-Year Bond March Futures	Short	03/2017	5	0	1	(13)
Put Options Strike @ EUR 129.000 on Euro-Bobl February Futures	Long	01/2017	100	(1)	0	0
Put Options Strike @ EUR 129.000 on Euro-Bobl March Futures	Long	02/2017	69	0	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	695	111	0	(44)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	590	(270)	97	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	466	(158)	160	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	78	41	0	(26)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	85	(123)	82	0
United Kingdom Long Gilt March Futures	Long	03/2017	48	124	49	(2)

Total Futures Contracts				$(489)	$536	$(214)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.237%		$1,800	$(54)	$(3)	$0	$(1)
BASF SE	1.000	12/20/2020	0.307	EUR	600	(18)	(1)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.500		1,300	(28)	(1)	0	0
Bayer AG	1.000	12/20/2020	0.451		700	(16)	(1)	0	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		$2,200	18	6	0	0
Fortum OYJ	1.000	12/20/2020	0.561	EUR	200	(4)	0	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.279		1,200	(37)	(1)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.317		$2,000	(54)	3	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.230		2,000	(61)	(3)	0	(1)
Shell International Finance BV	1.000	12/20/2026	1.212	EUR	1,400	(28)	1	0	0
Telia Co. AB	1.000	12/20/2020	0.417		900	(22)	(1)	0	0
Tesco PLC	1.000	12/20/2020	1.568		1,700	(39)	14	1	0
Tesco PLC	1.000	06/20/2021	1.792		500	(18)	3	0	(1)
Tesco PLC	1.000	12/20/2021	1.970		400	(19)	4	0	0
United Utilities PLC	1.000	12/20/2020	0.603		500	(9)	(1)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.295		$1,300	(36)	(1)	0	0
Veolia Environnement S.A.	1.000	12/20/2020	0.456	EUR	700	(16)	1	0	0

						$(441)	$19	$1	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$81,800	$(1,270)	$(67)	$0	$(24)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	128,700	(1,903)	(71)	0	(9)
iTraxx Europe Senior 25 5-Year Index	1.000	06/20/2021		32,100	(210)	(126)	0	(7)

					$(3,383)	$(264)	$0	$(40)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	$543	$(20)	$7	$0
Pay *	3-Month CAD-Bank Bill	6.200	12/15/2025		2,900	395	(11)	3	0
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		11,500	(255)	341	0	(25)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	21,300	59	22	4	0
Pay *	3-Month USD-LIBOR	1.000	05/15/2018		$103,300	(407)	(166)	0	(5)
Receive *	3-Month USD-LIBOR	1.250	05/15/2019		40,000	257	100	0	(7)
Pay	3-Month USD-LIBOR	1.035	12/15/2021		27,800	(1,233)	(310)	29	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		23,100	(529)	(246)	27	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		126,700	(1,371)	5,055	0	(183)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,900	(504)	696	0	(83)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		22,200	500	248	21	(53)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		8,500	(113)	(267)	51	0
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		9,400	186	24	0	(10)
Receive	3-Month USD-LIBOR	1.768	12/15/2046		5,200	929	177	0	(44)
Pay *	3-Month ZAR-JIBAR	7.500	03/15/2019	ZAR	231,400	3	87	15	0
Pay *	3-Month ZAR-JIBAR	7.750	03/15/2022		21,300	(7)	9	4	0
Pay *	3-Month ZAR-JIBAR	8.250	03/15/2022		150,400	173	64	27	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2019	EUR	16,000	49	6	4	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022		1,800	10	(6)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	09/05/2026		51,500	2,195	427	216	0
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		10,000	(32)	66	0	(58)
Receive *	6-Month GBP-LIBOR	0.500	03/15/2019	GBP	4,300	14	(10)	0	(5)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		3,600	87	(24)	0	(14)
Receive	6-Month GBP-LIBOR	1.700	03/10/2026		450	(28)	(7)	0	(3)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		10,700	639	(162)	0	(78)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		2,350	52	85	39	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,520,000	61	6	4	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		3,750,000	359	(423)	83	0
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		260,000	(45)	1	6	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		980,000	1,000	(276)	71	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,640,000	(2,655)	1,534	0	(203)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		50,000	39	15	0	(6)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	220,000	(822)	(203)	26	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		93,600	(485)	(111)	17	0
Receive	UKRPI	3.585	10/15/2046	GBP	500	20	26	0	(1)

						$(916)	$6,747	$654	$(781)

Total Swap Agreements						$(4,740)	$6,502	$655	$(824)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $9,191 and cash of $4,579 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	GBP	86		$109	$3	$0
	01/2017		$658	AUD	880	0	(23)
BOA	01/2017	BRL	8,660		$2,657	0	(4)
	01/2017	CNY	39,005		5,626	40	0
	01/2017	DKK	145,800		22,038	1,394	0
	01/2017	TRY	41,932		13,380	1,547	0
	01/2017		$2,567	BRL	8,660	94	0
	01/2017		274	CAD	367	0	0
	01/2017		46,406	EUR	44,622	571	0
	01/2017		4,202	PEN	14,370	72	0
	01/2017		5,334	SGD	7,708	0	(11)
	02/2017	EUR	44,622		$46,471	0	(569)
	02/2017		$1,231	RUB	76,198	0	(3)
	03/2017	SGD	7,708		$5,332	11	0
	04/2017	DKK	44,255		6,718	420	0
	07/2017		12,620		1,907	102	0
BPS	01/2017	COP	1,063,727		339	0	(14)
	01/2017	DKK	13,410		2,004	105	0
	01/2017	EUR	43,297		45,923	339	0
	01/2017	GBP	40,082		50,121	720	0
	01/2017	INR	62,192		920	6	0
	01/2017	JPY	25,700		218	0	(2)
	01/2017	PEN	934		273	0	(5)
	01/2017		$12,650	CAD	16,600	0	(286)
	01/2017		16,672	JPY	1,708,400	0	(2,055)
	01/2017		8,496	THB	298,920	0	(149)
CBK	01/2017	CHF	103		$102	1	0
	01/2017	CLP	250,520		370	0	(3)
	01/2017	EUR	21,630		24,013	1,276	(36)
	01/2017	NZD	1,801		1,275	24	0
	01/2017	THB	74,155		2,076	5	0
	01/2017		$8,899	COP	28,373,906	517	0
	01/2017		542	CZK	13,369	0	(21)
	01/2017		3,559	EUR	3,361	1	(21)
	01/2017		1,659	GBP	1,315	0	(38)
	01/2017		356	MXN	7,336	0	(2)
	01/2017		5,109	MYR	21,268	0	(369)
	01/2017		2,528	RUB	183,027	442	0
	01/2017		982	TRY	3,133	0	(98)
	02/2017	AUD	6,129		$4,723	305	0
	02/2017	PLN	10,325		2,458	0	(8)
	02/2017		$1,823	CNH	12,745	0	(19)
	02/2017		2,842	MXN	54,258	0	(239)
	02/2017		1,895	PLN	8,054	28	0
	03/2017	JPY	1,580,000		$14,004	442	0
	03/2017		$52	IDR	715,290	0	0
DUB	02/2017		9,464	PLN	37,023	0	(622)
	07/2017		280	BRL	1,011	16	0
FBF	01/2017		1,284	INR	86,888	0	(7)
	01/2017		1,333	SGD	1,851	0	(55)
	01/2017		1,611	THB	56,421	0	(36)
	02/2017		2,852	MXN	58,027	0	(69)
GLM	01/2017	CZK	7,479		$290	0	(2)
	01/2017	DKK	6,790		1,000	39	0
	01/2017	GBP	1,984		2,504	59	0
	01/2017	HKD	3,168		408	0	(1)
	01/2017	JPY	1,250,000		12,124	1,419	0
	01/2017	KRW	634,427		542	16	0
	01/2017	RON	1,131		262	0	0
	01/2017	THB	20,123		561	0	(1)
	01/2017		$1,146	AUD	1,530	0	(42)
	01/2017		1,144	CAD	1,500	0	(26)
	01/2017		6,107	CLP	4,008,645	0	(133)
	01/2017		4,210	DKK	28,952	0	(111)
	01/2017		786	GBP	630	0	(9)
	01/2017		1,303	NOK	11,000	0	(29)
	01/2017		3,400	PHP	165,283	0	(76)
	01/2017		411	SGD	594	0	(1)
	02/2017	DKK	12,695		$1,788	0	(13)
	02/2017	HUF	56,859		206	13	0
	02/2017	ILS	1,583		409	0	(2)
	02/2017	MXN	55,820		2,682	22	(18)
	02/2017	PLN	2,985		705	0	(8)
	02/2017		$580	CNH	4,085	0	(2)
	02/2017	ZAR	7,355		$517	0	(15)
	03/2017	MYR	25,251		5,700	92	0
	03/2017		$4,210	MYR	18,966	2	0
	03/2017		1,009	RUB	63,426	7	0
	04/2017		6,339	DKK	44,306	0	(34)
	07/2017		353	BRL	1,274	20	0
	07/2017		6,794	DKK	47,260	0	(35)
	10/2017		1,951		13,502	0	(10)
HUS	01/2017	CNH	3,850		$583	32	0
	01/2017	COP	9,997,297		3,228	0	(90)
	01/2017	DKK	12,820		1,795	0	(20)
	01/2017	EUR	2,873		3,062	37	0
	01/2017	INR	155,868		2,302	11	0
	01/2017	PEN	1,433		419	0	(7)
	01/2017	SGD	9,515		6,776	206	0
	01/2017		$420	CLP	274,834	0	(10)
	01/2017		11,317	CNY	78,007	0	(145)
	01/2017		3,176	EUR	3,000	0	(18)
	01/2017		13	IDR	182,296	0	0
	01/2017		1,177	JPY	135,600	0	(17)
	01/2017		704	RON	2,878	0	(36)
	01/2017		12,185	TRY	38,504	0	(1,319)
	02/2017	CNH	50,174		$7,380	280	0
	02/2017	CNY	2,140		306	3	0
	02/2017	JPY	740,000		7,327	983	0
	02/2017		$560	CNY	3,831	0	(17)
	02/2017		7,276	ILS	27,660	0	(90)
	02/2017		2,320	RUB	168,386	405	0
	02/2017		103	ZAR	1,423	0	0
	03/2017	TWD	211,972		$6,725	182	0
	07/2017	DKK	23,095		3,529	226	0
	10/2017		13,464		2,062	126	0
IND	01/2017		$17,798	EUR	16,818	22	(114)
	01/2017		55,985	GBP	45,528	297	(170)
	01/2017		10,655	JPY	1,250,000	50	0
	02/2017	GBP	36,328		$44,505	0	(300)
	03/2017		$25,456	JPY	2,920,000	0	(399)
JPM	01/2017	AUD	1,809		$1,335	29	0
	01/2017	CLP	779,985		1,192	30	0
	01/2017	DKK	2,415		347	5	0
	01/2017	IDR	28,952,816		2,157	16	0
	01/2017	JPY	860,000		8,326	957	0
	01/2017	KRW	3,097,685		2,639	73	0
	01/2017	NOK	18,595		2,178	24	0
	01/2017		$1,076	COP	3,379,210	45	0
	01/2017		1,761	DKK	12,600	23	0
	01/2017		411	IDR	5,556,309	0	0
	01/2017		24,117	JPY	2,835,000	141	0
	01/2017		1,596	KRW	1,840,890	0	(71)
	01/2017		1,267	NZD	1,765	0	(41)
	01/2017		27	PEN	93	1	0
	01/2017		3,724	SGD	5,273	0	(83)
	02/2017	DKK	139,683		$19,837	27	0
	02/2017	JPY	2,835,000		24,147	0	(148)
	02/2017	MXN	132,475		6,503	148	0
	02/2017	RUB	342,730		5,172	0	(350)
	02/2017		$310	EUR	293	0	(1)
	02/2017		379	MXN	7,850	0	(2)
	02/2017		9,492	ZAR	131,018	0	(13)
	02/2017	ZAR	32,556		$2,347	6	(14)
	03/2017	JPY	3,710,000		32,904	1,061	0
	03/2017	TWD	19,422		611	11	0
	03/2017		$131	RUB	8,227	1	0
	07/2017	BRL	19,700		$5,263	0	(509)
	07/2017	DKK	81,665		12,379	699	0
MSB	01/2017	BRL	1,215		373	0	(1)
	01/2017	CZK	4,230		167	2	0
	01/2017	KRW	1,307,293		1,100	17	0
	01/2017		$364	BRL	1,215	9	0
	01/2017		4,820	RON	19,296	0	(341)
	03/2017	KRW	1,284,668		$1,067	3	0
NGF	02/2017		$28,937	MXN	553,022	0	(2,405)
RBC	01/2017	GBP	5,321		$6,758	200	0
SCX	01/2017	BRL	9,875		3,017	0	(17)
	01/2017	CAD	25,894		19,195	0	(91)
	01/2017	INR	168,832		2,490	8	0
	01/2017	JPY	3,287,400		29,419	1,289	0
	01/2017	PHP	147,686		2,943	0	(27)
	01/2017	SGD	1,979		1,398	32	0
	01/2017		$3,030	BRL	9,875	4	0
	01/2017		560	CNH	3,849	0	(8)
	01/2017		6,910	HKD	53,567	0	(1)
	01/2017		2,298	IDR	30,797,935	0	(20)
	01/2017		1,121	MYR	4,721	0	(69)
	01/2017		1,285	SGD	1,834	0	(19)
	02/2017	CNH	16,723		$2,460	94	0
	02/2017		$2,990	BRL	9,875	19	0
	03/2017		17	IDR	237,223	0	0
	03/2017		2,558	PHP	129,374	23	0
SOG	01/2017	CNY	39,002		$5,628	42	0
	01/2017	HKD	9,242		1,191	0	(1)
	01/2017	PHP	17,597		351	0	(3)
	01/2017	RON	3,593		848	14	0
	01/2017	SGD	5,766		4,125	144	0
	02/2017	ILS	5,542		1,456	17	0
	02/2017		$105	ZAR	1,488	3	0
TOR	01/2017		5,783	CAD	7,794	22	0
	02/2017	CAD	7,794		$5,785	0	(22)
	02/2017	JPY	1,440,000		13,256	903	0
UAG	01/2017	IDR	4,573,356		345	7	0
	01/2017	INR	679,127		9,990	6	0
	01/2017	KRW	24,496,749		20,782	490	0
	01/2017	MYR	25,989		5,795	6	(3)
	01/2017	RON	2,788		694	47	0
	01/2017		$14,501	INR	979,131	0	(107)
	01/2017		24,432	KRW	27,695,264	0	(1,492)
	03/2017		15,490		18,464,881	0	(199)
	03/2017		5,782	MYR	25,989	0	(10)
	03/2017		8,663	TWD	273,459	0	(222)
	04/2017		9,885	INR	679,127	0	(13)

Total Forward Foreign Currency Contracts						$19,728	$(14,387)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/07/2019		$2,500	$212	$345
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		2,500	225	277
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	230,000	15	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.640	06/19/2017		$216,900	152	123
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		129,700	132	158
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		3,800	367	430
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,800	346	421

								$1,449	$1,756

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$79,700	$8	$1

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	$80.000	01/11/2017	$26,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	84.000	01/11/2017	4,000	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	82.000	02/06/2017	19,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	37,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2047	86.000	01/11/2017	6,000	0	0

					$4	$0

Total Purchased Options					$1,461	$1,757

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	11,000	$(89)	$(8)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	1,126	(9)	0
	Call - OTC EUR versus AUD		1.530	01/10/2017		1,126	(9)	0
	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	2,049	(19)	(1)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$2,300	(220)	(141)
	Put - OTC USD versus BRL		3.890	06/28/2018		2,300	(219)	(279)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		2,800	(149)	(8)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,600	(141)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,600	(123)	(72)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$3,000	(289)	(185)
	Put - OTC USD versus BRL		3.892	07/02/2018		3,000	(289)	(365)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		4,100	(37)	(6)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		3,300	(84)	(1)
SOG	Put - OTC USD versus KRW		1,145.000	01/17/2017		3,300	(75)	(1)
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		1,600	(36)	0

							$(1,788)	$(1,068)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	11/07/2019		$12,300	$(211)	$(439)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		12,700	(229)	(376)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	1,540,000	(16)	(12)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		$38,200	(717)	(1,132)

								$(1,173)	$(1,959)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$79,700	$0	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$300	$0	$8

Total Written Options					$(3,140)	$(3,019)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.497%	EUR	500	$14	$(2)	$12	$0
BPS	ING Bank NV	(1.000)	06/20/2021	1.417		1,300	32	(7)	25	0
	ING Bank NV	(1.000)	12/20/2021	1.497		500	18	(5)	13	0
	UBS AG	(1.000)	12/20/2021	0.609		1,000	(16)	(5)	0	(21)
CBK	HSBC Bank PLC	(1.000)	12/20/2021	1.425		500	13	(2)	11	0
	UBS AG	(1.000)	06/20/2021	1.399		1,500	34	(7)	27	0
	UBS AG	(1.000)	12/20/2021	1.473		500	18	(6)	12	0
GST	SABMiller PLC	(1.000)	01/20/2022	0.334		$400	(10)	(4)	0	(14)
JPM	Barclays Bank PLC	(1.000)	06/20/2021	1.685	EUR	2,100	112	(47)	65	0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.201		$1,700	277	(6)	271	0

							$492	$(91)	$436	$(35)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2021	1.632%		$800	$(30)	$7	$0	$(23)
BPS	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	300	(86)	(17)	0	(103)
	Colombia Government International Bond	1.000	12/20/2021	1.632		$2,200	(79)	15	0	(64)
	Petrobras Global Finance BV	1.000	09/20/2019	3.309		7,800	(232)	(231)	0	(463)
	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670	EUR	1,000	2	2	4	0
BRC	Colombia Government International Bond	1.000	12/20/2021	1.632		$4,000	(138)	22	0	(116)
	Indonesia Government International Bond	1.000	09/20/2019	0.888		7,200	(52)	76	24	0
	South Africa Government International Bond	1.000	12/20/2019	1.264		16,700	(406)	285	0	(121)
GST	Barclays Bank PLC	1.000	06/20/2021	0.767	EUR	1,100	0	13	13	0
	Indonesia Government International Bond	1.000	12/20/2019	0.935		$9,600	(117)	139	22	0
HUS	Colombia Government International Bond	1.000	12/20/2021	1.632		900	(31)	5	0	(26)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	800	(209)	(66)	0	(275)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.767		200	0	2	2	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$1,000	(16)	10	0	(6)

							$(1,394)	$262	$65	$(1,197)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	600	$38	$(2)	$36	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		300	19	(1)	18	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		1,700	104	(2)	102	0

						$161	$(5)	$156	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	7,200		$5,496	$(21)	$(110)	$0	$(131)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	13,400		19,015	(17)	(2,479)	0	(2,496)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027	EUR	13,470		14,312	51	(209)	0	(158)
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	12,600		17,766	55	(2,284)	0	(2,229)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	11,200		8,443	(111)	14	0	(97)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	5,700		6,954	(5)	55	50	0
	Floating rate equal to 3-Month USD-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$7,766	JPY	790,000	(5)	1,006	1001	(0)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	44,400		$33,472	(47)	(338)	0	(385)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.483% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	600		670	0	(43)	0	(43)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	16,300		23,130	(2,384)	(653)	0	(3,037)
	Floating rate equal to 3-Month USD-LIBOR less 0.767% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$6,192	JPY	630,000	(6)	802	796	(0)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,600		$7,237	(28)	(55)	0	(83)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,600		1,952	(1)	15	14	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		7,500		10,642	(1,309)	(88)	0	(1,397)
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		4,100		5,818	(700)	(64)	0	(764)
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	1,200		1,253	15	(182)	0	(167)

								$(4,513)	$(4,613)	$1,861	$(10,987)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	Pay	3-Month KRW-KORIBOR	1.308%	07/01/2026	KRW	987,900	$0	$(36)	$0	$(36)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$17	$0	$59	$59	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	25	0	91	91	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	17	0	55	55	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	17	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	25	0	(44)	0	(44)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	17	0	(26)	0	(26)

						$0	$135	$205	$(70)

Total Swap Agreements						$(5,254)	$(4,348)	$2,723	$(12,325)

(k)	Securities with an aggregate market value of $7,793 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Austria
Corporate Bonds & Notes	$0	$550	$0	$550
Belgium
Corporate Bonds & Notes	0	2,750	0	2,750
Brazil
Sovereign Issues	0	5,711	0	5,711
Canada
Asset-Backed Securities	0	5,194	0	5,194
Corporate Bonds & Notes	0	2,385	0	2,385
Sovereign Issues	0	12,554	0	12,554
Cayman Islands
Asset-Backed Securities	0	3,005	0	3,005
Corporate Bonds & Notes	0	1,555	0	1,555
China
Sovereign Issues	0	950	0	950
Colombia
Corporate Bonds & Notes	0	3,911	0	3,911
Czech Republic
Sovereign Issues	0	3,692	0	3,692
Denmark
Corporate Bonds & Notes	0	32,231	0	32,231
France
Corporate Bonds & Notes	0	3,473	0	3,473
Germany
Corporate Bonds & Notes	0	6,201	0	6,201
Greece
Corporate Bonds & Notes	0	2,696	0	2,696
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,899	0	1,899
Hong Kong
Corporate Bonds & Notes	0	2,621	0	2,621
Indonesia
Sovereign Issues	0	8,716	0	8,716
Ireland
Asset-Backed Securities	0	329	0	329
Corporate Bonds & Notes	0	1,877	0	1,877
Italy
Corporate Bonds & Notes	0	6,711	0	6,711
Non-Agency Mortgage-Backed Securities	0	5,089	0	5,089
Sovereign Issues	0	13,473	0	13,473
Japan
Corporate Bonds & Notes	0	7,487	0	7,487
Sovereign Issues	0	19,660	0	19,660
Luxembourg
Corporate Bonds & Notes	0	5,292	0	5,292
Malaysia
Sovereign Issues	0	1,428	0	1,428
Mexico
Sovereign Issues	0	4,128	0	4,128
Netherlands
Asset-Backed Securities	0	2,496	0	2,496
Corporate Bonds & Notes	0	7,542	0	7,542
Non-Agency Mortgage-Backed Securities	0	666	0	666
Norway
Corporate Bonds & Notes	0	4,442	0	4,442
Sovereign Issues	0	993	0	993
Philippines
Sovereign Issues	0	2,136	0	2,136
Poland
Sovereign Issues	0	1,643	0	1,643
Portugal
Corporate Bonds & Notes	0	1,488	0	1,488
Qatar
Sovereign Issues	0	6,277	0	6,277
Saudi Arabia
Sovereign Issues	0	10,858	0	10,858
Slovenia
Sovereign Issues	0	21,372	0	21,372
South Africa
Sovereign Issues	0	2,171	0	2,171
South Korea
Sovereign Issues	0	1,699	0	1,699
Spain
Sovereign Issues	0	10,206	0	10,206
Sweden
Corporate Bonds & Notes	0	4,011	0	4,011
Switzerland
Corporate Bonds & Notes	0	6,174	0	6,174
United Kingdom
Corporate Bonds & Notes	0	37,048	0	37,048
Non-Agency Mortgage-Backed Securities	0	27,096	0	27,096
Sovereign Issues	0	10,990	0	10,990
United States
Asset-Backed Securities	0	53,958	0	53,958
Bank Loan Obligations	0	1,612	0	1,612
Corporate Bonds & Notes	0	44,303	14,884	59,187
Municipal Bonds & Notes	0	8,177	0	8,177
Non-Agency Mortgage-Backed Securities	0	26,275	0	26,275
U.S. Government Agencies	0	99,840	0	99,840
U.S. Treasury Obligations	0	22,291	0	22,291
Short-Term Instruments
Certificates of Deposit	0	1,803	0	1,803
Japan Treasury Bills	0	46,311	0	46,311
U.S. Treasury Bills	0	7,636	0	7,636
	$0	$637,082	$14,884	$651,966

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,585	$0	$0	$15,585

Total Investments	$15,585	$637,082	$14,884	$667,551

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	536	666	0	1,202
Over the counter	0	24,208	0	24,208
	$536	$24,874	$0	$25,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(214)	(824)	0	(1,038)
Over the counter	0	(29,731)	0	(29,731)

	$(214)	$(30,555)	$0	$(30,769)

Total Financial Derivative Instruments	$322	$(5,681)	$0	$(5,359)

Totals	$15,907	$631,401	$14,884	$662,192

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
United States Corporate Bonds & Notes	$14,683	$0	$0	$0	$0	$201	$0	$0	$14,884	$200

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States Corporate Bonds & Notes	$14,884	Proxy Pricing	Base Price	99.900

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.7%
AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust
2.940% due 04/25/2041	AUD	211	$153

Total Australia (Cost $192)			153

AUSTRIA 0.3%
CORPORATE BONDS & NOTES 0.3%
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (c)	EUR	2,000	1,829

Total Austria (Cost $1,850)			1,829

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
Anheuser-Busch InBev S.A.
0.000% due 05/05/2017	EUR	2,000	2,108

Total Belgium (Cost $2,175)			2,108

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.873% due 03/17/2020		$1,700	1,666
8.375% due 05/23/2021		2,000	2,160

			3,826

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	8,900	2,580

Total Brazil (Cost $6,254)			6,406

CANADA 4.3%
ASSET-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
0.978% due 06/01/2020	CAD	569	421
1.178% due 07/01/2020		1,415	1,052
1.178% due 08/01/2020		600	445

			1,918

CORPORATE BONDS & NOTES 0.7%
Bank of Nova Scotia
1.875% due 04/26/2021		$2,300	2,245
Petro-Canada
6.050% due 05/15/2018		850	899
Royal Bank of Canada
2.300% due 03/22/2021		1,700	1,689

			4,833

SOVEREIGN ISSUES 3.3%
Canada Government International Bond
1.500% due 12/01/2044 (e)	CAD	447	418
Province of Alberta
1.250% due 06/01/2020		2,400	1,779
2.350% due 06/01/2025		2,500	1,851
Province of British Columbia
2.300% due 06/18/2026		200	148
Province of Ontario
2.100% due 09/08/2018		700	531
2.400% due 06/02/2026		3,500	2,588
2.450% due 06/29/2022		$500	499
2.600% due 06/02/2025	CAD	10,600	8,023
3.150% due 06/02/2022		3,300	2,622
3.500% due 06/02/2024		3,100	2,508
4.000% due 10/07/2019		$400	423

Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,265
2.750% due 08/25/2021		$700	713
4.250% due 12/01/2021	CAD	700	583

			23,951

Total Canada (Cost $32,666)			30,702

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	900

Total China (Cost $900)			900

DENMARK 14.1%
CORPORATE BONDS & NOTES 14.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,700	927
3.000% due 10/01/2047		2,275	334
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		30,700	4,423
2.000% due 10/01/2047		14,200	1,963
2.500% due 10/01/2037		2,693	394
2.500% due 10/01/2047		8,200	1,173
3.000% due 10/01/2047		4,297	634
Nykredit Realkredit A/S
1.000% due 04/01/2017		10,000	1,424
1.000% due 01/01/2018		75,200	10,807
2.000% due 10/01/2037		11,068	1,593
2.000% due 10/01/2047		14,300	1,970
2.500% due 10/01/2037		14,690	2,160
2.500% due 10/01/2047		49,585	7,084
3.000% due 10/01/2047		38,484	5,667
Realkredit Danmark A/S
1.000% due 04/01/2017		44,600	6,338
1.000% due 01/01/2018		205,800	29,576
1.000% due 04/01/2018		29,500	4,246
2.000% due 04/01/2017		35,400	5,043
2.000% due 04/01/2018		13,000	1,894
2.000% due 10/01/2037		14,674	2,109
2.000% due 10/01/2047		16,700	2,299
2.500% due 10/01/2037		7,747	1,142
2.500% due 10/01/2047		36,910	5,285
3.000% due 10/01/2047		18,233	2,680

Total Denmark (Cost $103,690)			101,165

FRANCE 3.0%
CORPORATE BONDS & NOTES 1.3%
Credit Agricole S.A.
8.125% due 09/19/2033		$1,000	1,079
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	700	756
1.598% due 03/23/2018		$1,200	1,202
1.875% due 03/28/2019		2,600	2,586
1.875% due 09/15/2021		2,500	2,412
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,018

			9,053

SOVEREIGN ISSUES 1.7%
France Government International Bond
3.250% due 05/25/2045	EUR	4,600	6,679
4.000% due 10/25/2038		1,300	2,052
4.500% due 04/25/2041		2,200	3,750

			12,481

Total France (Cost $21,497)			21,534

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$3,000	3,012

Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,184
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	229
5.375% due 04/23/2024	NZD	1,400	1,053
5.500% due 03/29/2022	AUD	1,100	891
7.000% due 05/10/2017	NZD	200	141

Total Germany (Cost $6,706)			6,510

GREECE 0.3%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400	1,463
5.014% due 12/27/2017		100	103

			1,566

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	80,000	679

Total Greece (Cost $2,343)			2,245

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	999

Total Guernsey, Channel Islands (Cost $997)			999

IRELAND 0.9%
CORPORATE BONDS & NOTES 0.7%
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,555
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$400	427
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,679

			4,661

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,169

Total Ireland (Cost $6,224)			5,830

ITALY 2.6%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	2,876
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,682
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$1,700	1,623

			6,181

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Berica ABS SRL
0.019% due 12/31/2055	EUR	85	89
Casa D’este Finance SRL
0.034% due 09/15/2040		381	399
Claris Finance SRL
0.137% due 10/31/2060		662	694

			1,182

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)		1,099	1,184
2.700% due 03/01/2047		2,300	2,327
2.800% due 03/01/2067		1,800	1,691
3.250% due 09/01/2046		2,200	2,485
4.000% due 02/01/2017		600	634
Italy Certificati di Credito del Tesoro
0.000% due 02/27/2017 (c)		1,200	1,264

Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,366

			10,951

Total Italy (Cost $21,361)			18,314

JAPAN 7.6%
CORPORATE BONDS & NOTES 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$600	598
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		600	604
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		3,200	3,294

			4,496

SOVEREIGN ISSUES 7.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,022
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,365
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,640
Japan Government International Bond
0.500% due 09/20/2046	JPY	460,000	3,728
1.400% due 09/20/2034		1,050,000	10,452
1.600% due 03/20/2033		40,000	410
1.700% due 09/20/2032		2,760,000	28,617
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,360

			50,594

Total Japan (Cost $54,287)			55,090

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,504
Wind Acquisition Finance S.A.
3.689% due 07/15/2020		1,700	1,800

Total Luxembourg (Cost $3,394)			3,304

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
1.263% due 09/22/2037		$1,496	1,137

Total Multinational (Cost $1,034)			1,137

NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	81	85
Highlander Euro CDO BV
0.000% due 05/01/2023		341	358
Panther CDO BV
0.082% due 10/15/2084		158	166

			609

CORPORATE BONDS & NOTES 1.8%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,771
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (f)		$800	823
Enel Finance International NV
5.125% due 10/07/2019		1,800	1,924
ING Bank NV
2.625% due 12/05/2022		3,400	3,380
4.125% due 11/21/2023		3,100	3,143

Mondelez International Holdings Netherlands BV
1.500% due 10/28/2019		1,000	1,003

			13,044

Total Netherlands (Cost $13,954)			13,653

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$400	396

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
1.377% due 03/27/2017		2,400	2,401
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	839

			3,240

Total Norway (Cost $3,757)			3,636

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	24

Total Poland (Cost $30)			24

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	300	90
4.000% due 01/21/2019 ^		200	60
4.750% due 01/15/2018 ^		700	210
Novo Banco S.A.
5.000% due 04/23/2019		200	145
5.000% due 05/21/2019		600	436

Total Portugal (Cost $2,240)			941

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	667

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		800	802

Total Qatar (Cost $1,447)			1,469

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		$6,500	6,317
3.250% due 10/26/2026		500	475
4.500% due 10/26/2046		200	192

Total Saudi Arabia (Cost $7,127)			6,984

SLOVENIA 2.8%
CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka dd
0.875% due 08/04/2018	EUR	300	320

SOVEREIGN ISSUES 2.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,500	6,758
4.750% due 05/10/2018		700	726
5.250% due 02/18/2024		7,700	8,455
5.500% due 10/26/2022		2,900	3,211
5.850% due 05/10/2023		1,100	1,241

			20,391

Total Slovenia (Cost $20,644)			20,711

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	685

Total South Korea (Cost $683)			685

SPAIN 1.8%
CORPORATE BONDS & NOTES 0.1%
Merlin Properties Socimi S.A.
2.375% due 05/23/2022	EUR	700	767

SOVEREIGN ISSUES 1.7%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	962
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,500	1,654
4.900% due 09/15/2021		1,300	1,485
4.950% due 02/11/2020		1,150	1,297
Autonomous Community of Madrid
4.125% due 05/21/2024		700	885
4.688% due 03/12/2020		900	1,081
Spain Government International Bond
2.900% due 10/31/2046		4,470	5,008

			12,372

Total Spain (Cost $13,242)			13,139

SWEDEN 1.0%
CORPORATE BONDS & NOTES 1.0%
Stadshypotek AB
2.500% due 09/18/2019	SEK	4,000	470
3.000% due 03/21/2018		2,000	228
4.250% due 10/10/2017	AUD	1,700	1,243
Svenska Handelsbanken AB
2.450% due 03/30/2021		$4,200	4,171
Swedbank AB
2.200% due 03/04/2020		900	893
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	400

Total Sweden (Cost $8,243)			7,405

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,199
UBS AG
7.250% due 02/22/2022		2,900	2,923
7.625% due 08/17/2022		1,300	1,477

			7,599

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	455

Total Switzerland (Cost $8,067)			8,054

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Abu Dhabi PJSC
2.250% due 02/11/2020		$900	890

Total United Arab Emirates (Cost $888)			890

UNITED KINGDOM 8.2%
CORPORATE BONDS & NOTES 5.1%
Barclays Bank PLC
7.625% due 11/21/2022		$4,800	5,277
7.750% due 04/10/2023		2,200	2,321
Barclays PLC
3.650% due 03/16/2025		1,900	1,844
6.500% due 09/15/2019 (f)	EUR	900	922
7.875% due 09/15/2022 (f)	GBP	400	493
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		600	840
HBOS PLC
1.646% due 09/06/2017		$1,300	1,298
5.374% due 06/30/2021	EUR	400	493
6.750% due 05/21/2018		$600	634
HSBC Holdings PLC
4.300% due 03/08/2026		3,200	3,317
6.500% due 05/20/2024	GBP	300	473
Legal & General Group PLC
5.500% due 06/27/2064		700	851
Lloyds Bank PLC
4.875% due 03/30/2027		200	310
5.125% due 03/07/2025		1,600	2,481
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		1,000	1,294
7.875% due 06/27/2029 (f)		800	1,045
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,339
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		700	665
8.000% due 08/10/2025 (f)		600	576
Royal Bank of Scotland PLC
10.500% due 03/16/2022	EUR	1,000	1,074
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$1,600	1,566
4.750% due 09/15/2025		1,300	1,277
7.375% due 06/24/2022 (f)	GBP	600	744
Tesco PLC
5.125% due 04/10/2047	EUR	1,800	1,879
6.125% due 02/24/2022	GBP	1,050	1,474
Tesco Property Finance PLC
5.411% due 07/13/2044		591	679
7.623% due 07/13/2039		275	389
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,376

			36,931

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Eurosail PLC
0.536% due 06/10/2044		112	134
1.325% due 06/13/2045		1,546	1,790
Money Partners Securities PLC
0.753% due 03/15/2040		24	29
Newgate Funding PLC
1.373% due 12/15/2050		643	721
1.623% due 12/15/2050		321	350
ResLoC UK PLC
0.533% due 12/15/2043		1,889	2,153
Towd Point Mortgage Funding PLC
1.538% due 02/20/2054		2,900	3,549
Uropa Securities PLC
0.576% due 06/10/2059		434	500
0.726% due 06/10/2059		101	105
0.926% due 06/10/2059		78	83
1.126% due 06/10/2059		83	85

			9,499

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
3.250% due 01/22/2044 (h)		2,200	3,505
3.500% due 01/22/2045		2,200	3,672
4.250% due 12/07/2040 (h)		3,000	5,417
4.750% due 12/07/2038		300	567

			13,161

Total United Kingdom (Cost $62,211)			59,591

UNITED STATES 42.6%
ASSET-BACKED SECURITIES 6.4%
Amortizing Residential Collateral Trust
1.456% due 10/25/2031	$6	6
Amresco Residential Securities Corp. Mortgage Loan Trust
1.696% due 06/25/2029	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.116% due 10/25/2035	1,354	1,309
1.136% due 02/25/2036	1,621	1,150
Bear Stearns Asset-Backed Securities Trust
1.416% due 10/25/2032	2	2
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036	705	438
0.936% due 01/25/2037	3,182	2,046
1.016% due 03/25/2036	2,000	1,697
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^	1,175	1,162
0.896% due 06/25/2037	970	800
0.896% due 06/25/2047 ^	991	719
0.946% due 06/25/2047	1,781	1,725
0.956% due 06/25/2037 ^	2,650	1,959
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	5	4
EMC Mortgage Loan Trust
1.034% due 05/25/2043	409	402
First Alliance Mortgage Loan Trust
0.562% due 12/20/2027	2	2
First Franklin Mortgage Loan Trust
1.701% due 03/25/2035	1,500	1,298
GSAMP Trust
1.016% due 02/25/2046	129	107
1.626% due 11/25/2034	718	670
Home Equity Asset Trust
0.941% due 07/25/2037	869	852
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	127	52
Long Beach Mortgage Loan Trust
1.461% due 08/25/2035	51	51
MASTR Asset-Backed Securities Trust
0.996% due 06/25/2036	4,927	2,634
1.256% due 10/25/2035 ^	1,499	1,192
MASTR Specialized Loan Trust
1.126% due 01/25/2037	1,437	818
Merrill Lynch Mortgage Investors Trust
1.236% due 05/25/2036	75	69
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037	2,631	1,487
0.896% due 05/25/2037	2,615	1,845
0.996% due 06/25/2036	2,430	1,592
Morgan Stanley Home Equity Loan Trust
0.986% due 04/25/2037	1,990	1,258
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,369	1,178
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.046% due 03/25/2036	1,700	1,427
NovaStar Mortgage Funding Trust
0.886% due 03/25/2037	1,833	1,202
Renaissance Home Equity Loan Trust
1.256% due 12/25/2033	15	14
5.294% due 01/25/2037	561	301
5.731% due 11/25/2036	2,115	1,224
Residential Asset Mortgage Products Trust
1.316% due 06/25/2032	5	5
Residential Asset Securities Corp. Trust
1.006% due 11/25/2036	5,757	3,606
1.256% due 07/25/2032 ^	11	9
1.551% due 01/25/2035	160	153
Soundview Home Loan Trust
1.036% due 05/25/2036	1,000	879
1.706% due 10/25/2037	2,672	1,949
Specialty Underwriting & Residential Finance Trust
0.906% due 06/25/2037	567	343
1.506% due 06/25/2036	539	523
Structured Asset Investment Loan Trust
0.929% due 07/25/2036	1,843	1,168
1.656% due 09/25/2034	541	524
Structured Asset Securities Corp.
1.506% due 02/25/2035	3,410	2,759

Vericrest Opportunity Loan Trust
4.250% due 03/26/2046	1,035	1,046

		45,664

BANK LOAN OBLIGATIONS 0.5%
Charter Communications Operating LLC
3.500% due 01/15/2024	1,290	1,298
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	1,500	1,512
Hilton Worldwide Finance LLC
3.256% due 10/25/2023	725	735

		3,545

CORPORATE BONDS & NOTES 7.8%
AbbVie, Inc.
2.300% due 05/14/2021	1,600	1,568
Air Lease Corp.
2.125% due 01/15/2018	1,200	1,202
Ally Financial, Inc.
2.750% due 01/30/2017	2,000	2,001
3.250% due 02/13/2018	450	453
3.600% due 05/21/2018	700	707
4.750% due 09/10/2018	400	413
5.500% due 02/15/2017	1,100	1,105
6.250% due 12/01/2017	300	312
American International Group, Inc.
3.900% due 04/01/2026	1,000	1,018
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	700	704
3.300% due 02/01/2023	1,100	1,120
Anthem, Inc.
2.250% due 08/15/2019	1,600	1,597
AT&T, Inc.
5.875% due 10/01/2019	1,013	1,107
Bank of America Corp.
6.875% due 04/25/2018	2,800	2,977
Bank of America N.A.
1.303% due 05/08/2017	700	701
Boston Scientific Corp.
2.650% due 10/01/2018	620	627
Charter Communications Operating LLC
6.384% due 10/23/2035	500	572
CIT Group, Inc.
3.875% due 02/19/2019	700	717
4.250% due 08/15/2017	1,400	1,419
5.250% due 03/15/2018	700	727
5.500% due 02/15/2019	700	740
6.625% due 04/01/2018	500	528
Citigroup, Inc.
1.576% due 04/27/2018	900	904
1.750% due 05/01/2018	900	898
1.878% due 06/07/2019	2,500	2,520
2.050% due 06/07/2019	600	598
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	334
Cox Communications, Inc.
9.375% due 01/15/2019	500	565
Daimler Finance North America LLC
2.375% due 08/01/2018	2,300	2,317
Ford Motor Credit Co. LLC
1.660% due 01/17/2017	600	600
5.000% due 05/15/2018	1,150	1,195
International Lease Finance Corp.
6.250% due 05/15/2019	1,300	1,401
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,600	3,597
Kinder Morgan, Inc.
5.000% due 02/15/2021	800	852
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	42
Newell Brands, Inc.
2.875% due 12/01/2019	800	814
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019	300	302
Plains All American Pipeline LP
6.500% due 05/01/2018	1,700	1,797
Southern Co.
2.950% due 07/01/2023	1,600	1,579
Springleaf Finance Corp.
5.250% due 12/15/2019	600	606
6.000% due 06/01/2020	900	916
6.900% due 12/15/2017	1,600	1,673
8.250% due 12/15/2020	300	327

Sprint Communications, Inc.
8.375% due 08/15/2017	1,700	1,766
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,324	2,313
Wells Fargo & Co.
2.117% due 10/31/2023	3,600	3,647
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,341

		56,219

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	258	190
Banc of America Mortgage Trust
3.244% due 06/25/2035	217	204
BCAP LLC Trust
1.281% due 01/26/2047	50	44
5.250% due 08/26/2037	55	56
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	69	69
2.973% due 05/25/2034	10	10
3.001% due 08/25/2033	9	9
3.121% due 10/25/2033	11	11
3.128% due 03/25/2035	9	9
3.174% due 05/25/2034	23	22
3.183% due 05/25/2047 ^	276	252
3.322% due 09/25/2034	129	119
3.577% due 11/25/2034	7	7
Bear Stearns ALT-A Trust
0.916% due 02/25/2034	58	53
2.993% due 05/25/2035	16	16
3.118% due 11/25/2035 ^	451	371
3.184% due 08/25/2036 ^	187	138
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	119	94
Citigroup Mortgage Loan Trust, Inc.
3.395% due 09/25/2037 ^	279	239
4.457% due 08/25/2035 ^	2,187	1,776
Commercial Mortgage Trust
1.683% due 01/10/2046 (a)	4,645	256
Countrywide Alternative Loan Trust
0.949% due 07/20/2046 ^	243	133
1.036% due 02/25/2037	322	266
1.106% due 05/25/2037 ^	174	94
1.817% due 11/25/2047 ^	1,422	1,002
2.034% due 11/25/2035	44	35
2.574% due 11/25/2035	15	12
3.102% due 02/25/2037 ^	86	74
3.194% due 11/25/2035 ^	241	193
5.250% due 06/25/2035 ^	24	22
6.250% due 08/25/2037 ^	35	31
6.500% due 06/25/2036 ^	74	53
Countrywide Home Loan Mortgage Pass-Through Trust
0.956% due 04/25/2046	406	353
1.516% due 09/25/2034	36	33
3.045% due 04/20/2035	5	5
3.095% due 08/25/2034 ^	61	52
3.172% due 08/25/2034 ^	7	6
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035	135	120
Credit Suisse First Boston Mortgage Securities Corp.
3.044% due 08/25/2033	14	14
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	197	105
DBUBS Mortgage Trust
0.300% due 11/10/2046 (a)	900	10
0.748% due 11/10/2046 (a)	759	17
Deutsche ALT-A Securities, Inc.
0.896% due 07/25/2047	793	660
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045	11	9
GS Mortgage Securities Corp.
1.595% due 02/10/2046 (a)	2,705	196
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)	2,337	187
GSR Mortgage Loan Trust
2.220% due 03/25/2033	8	8
2.679% due 06/25/2034	19	18
3.455% due 01/25/2035	37	36
HarborView Mortgage Loan Trust
1.079% due 06/20/2035	30	28
1.417% due 12/19/2036 ^	130	110
2.999% due 05/19/2033	30	29

Impac CMB Trust
1.476% due 10/25/2034	762	673
1.756% due 07/25/2033	7	7
IndyMac Mortgage Loan Trust
3.006% due 09/25/2035 ^	101	85
JPMorgan Mortgage Trust
2.770% due 11/25/2033	8	7
3.297% due 10/25/2035	38	37
JPMorgan Resecuritization Trust
5.448% due 07/27/2037	1,401	1,395
MASTR Alternative Loan Trust
1.156% due 03/25/2036	50	10
Merrill Lynch Mortgage Investors Trust
1.006% due 08/25/2036	1	1
2.764% due 02/25/2036	170	169
2.920% due 02/25/2033	14	14
3.014% due 02/25/2036	68	63
3.368% due 05/25/2033	20	20
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	291	207
Residential Accredit Loans, Inc. Trust
0.936% due 06/25/2046	394	170
2.067% due 08/25/2035	383	327
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^	74	35
5.750% due 02/25/2036	1,743	1,683
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049	102	103
Sequoia Mortgage Trust
0.939% due 07/20/2036	405	372
1.089% due 07/20/2033	61	57
Structured Adjustable Rate Mortgage Loan Trust
3.087% due 09/25/2035	388	345
3.093% due 02/25/2034	13	13
3.112% due 04/25/2034	28	28
Structured Asset Mortgage Investments Trust
0.966% due 05/25/2036	89	69
0.976% due 05/25/2036	221	171
0.976% due 09/25/2047	402	339
1.316% due 07/19/2034	12	11
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	271	166
Thornburg Mortgage Securities Trust
2.006% due 06/25/2037 ^	399	364
2.878% due 06/25/2047 ^	162	146
5.750% due 06/25/2037	295	284
5.983% due 09/25/2037	70	71
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 07/25/2045	957	916
1.066% due 01/25/2045	39	37
1.848% due 02/27/2034	26	25
2.658% due 12/25/2036 ^	849	740
2.834% due 06/25/2033	9	10
2.850% due 12/25/2035	489	461
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.507% due 07/25/2046 ^	61	41
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	170	152
6.000% due 06/25/2037 ^	436	434
Wells Fargo Mortgage-Backed Securities Trust
3.013% due 06/25/2035	270	277
3.080% due 04/25/2036	122	122
6.000% due 07/25/2036 ^	140	141
Wells Fargo-RBS Commercial Mortgage Trust
1.359% due 03/15/2045 (a)	6,313	326

		18,987

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
3.514% due 01/16/2018	1,800	45

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 20.7%
Fannie Mae
0.956% due 10/27/2037	$106	106
1.156% due 06/25/2036	73	73
1.206% due 01/25/2044	948	949
1.256% due 12/25/2040	323	323
1.336% due 06/25/2041	797	802
1.356% due 11/25/2020	946	949
2.872% due 11/01/2034	77	81
2.881% due 12/01/2034	51	53
4.295% due 06/01/2021	3,044	3,290
6.000% due 04/25/2043 - 07/25/2044	153	171
6.500% due 11/25/2042	121	140
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	46,800	46,444
3.500% due 01/01/2032 - 02/01/2047	59,000	60,444
4.000% due 02/01/2047	5,100	5,352
Freddie Mac
0.883% due 01/15/2038	1,214	1,205
1.030% due 11/25/2022 (a)	3,284	160
1.154% due 12/15/2031	1	1
1.304% due 12/15/2037	53	53
1.741% due 10/25/2044	132	135
1.983% due 01/15/2038 (a)	1,214	71
Freddie Mac, TBA
3.000% due 01/01/2047	10,000	9,924
3.500% due 02/01/2047	9,000	9,197
Ginnie Mae
1.307% due 02/16/2030	16	17
1.380% due 07/20/2066	2,204	2,201
1.589% due 11/20/2066	3,203	3,206
2.000% due 11/20/2021 - 01/20/2030	20	21
2.125% due 07/20/2022 - 06/20/2030	54	55
6.000% due 08/20/2034	610	689
NCUA Guaranteed Notes
1.022% due 11/06/2017	1,551	1,551
1.212% due 12/08/2020	908	912
Small Business Administration
5.600% due 09/01/2028	303	331

		148,906

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
3.750% due 11/15/2043 (h)	500	566
4.375% due 05/15/2040	400	493
6.125% due 11/15/2027 (h)	3,700	4,959
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)	1,388	1,392
0.125% due 07/15/2022 (j)	6,622	6,643
0.125% due 01/15/2023 (j)	7,121	7,073
0.375% due 07/15/2025 (h)	6,218	6,186
1.375% due 01/15/2020	224	235
1.750% due 01/15/2028	808	902
2.375% due 01/15/2027	360	422
2.500% due 01/15/2029	676	816
3.875% due 04/15/2029	1,029	1,409
U.S. Treasury Notes
1.125% due 06/30/2021 (l)	300	290
1.750% due 10/31/2020 (l)	800	801
1.875% due 08/31/2022	100	99
2.000% due 11/30/2020 (l)	700	707
		32,993

Total United States (Cost $305,719)		306,359

SHORT-TERM INSTRUMENTS 23.0%
CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.751% due 09/08/2017	$1,700	1,703
Norinchukin Bank
1.589% due 10/12/2017	3,400	3,408
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017	7,100	7,112

		12,223

REPURCHASE AGREEMENTS (g) 1.2%			8,593

ITALY TREASURY BILLS 0.2%
(0.294)% due 02/28/2017 (c)(d)	EUR	1,400	1,474

JAPAN TREASURY BILLS 16.2%
(0.344)% due 01/30/2017 - 03/27/2017 (b)(c)	JPY	13,600,000	116,427

SPAIN TREASURY BILLS 3.1%
(0.279)% due 04/07/2017 (c)(d)	EUR	21,200	22,332

U.S. TREASURY BILLS 0.6%
0.450% due 02/02/2017 - 02/23/2017 (b)(c)		$3,997	3,995

Total Short-Term Instruments (Cost $170,738)			165,044

Total Investments in Securities (Cost $884,560)			866,811

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		16,929	167

Total Short-Term Instruments (Cost $167)			167

Total Investments in Affiliates (Cost $167)			167

Total Investments 120.7% (Cost $884,727)			$866,978
Financial Derivative Instruments (i)(k) 0.6% (Cost or Premiums, net $6,783)			4,395
Other Assets and Liabilities, net (21.3)%			(152,892)

Net Assets 100.0%			$718,481

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.950)%	11/23/2016	02/23/2017	EUR	6,545	France Government International Bond 2.250% - 5.500% due 05/25/2024 - 04/25/2029	$(6,934)	$6,889	$6,882
SSB	0.010	12/30/2016	01/03/2017		$1,704	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(1,741)	1,704	1,704

Total Repurchase Agreements							$(8,675)	$8,593	$8,586

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	0.570%	11/10/2016	01/17/2017	GBP	(6,604)	$(8,146)
DEU	0.750	12/30/2016	01/06/2017		$(5,842)	(5,842)
GRE	0.000	12/30/2016	01/03/2017		(1,112)	(1,112)

Total Reverse Repurchase Agreements						$(15,100)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(22,412) at a weighted average interest rate of 0.318%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on Sovereign Issues

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
France Government International Bond	2.250%	05/25/2024	EUR	2,800	$(3,407)	$(3,440)
France Government International Bond	5.500	04/25/2029		2,100	(3,444)	(3,503)

Total Short Sales					$(6,851)	$(6,943)

(4)	Payable for short sales includes $126 of accrued interest.

(h)	Securities with an aggregate market value of $15,351 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	62	$1	$0
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	869	7	4
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	265	2	2

				$10	$6

Total Purchased Options				$10	$6

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	Long	03/2017	164	$(21)	$33	$0
Australia Government 10-Year Bond March Futures	Short	03/2017	5	(4)	0	(3)
Canada Government 10-Year Bond March Futures	Short	03/2017	2	2	0	0
Euro-Bobl March Futures	Long	03/2017	193	199	2	(16)
Euro-Bono March Futures	Short	03/2017	20	(48)	17	(9)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	41	(103)	19	(24)
Euro-Buxl 30-Year Bond March Futures	Long	03/2017	5	14	8	(13)
Euro-Schatz March Futures	Long	03/2017	281	46	0	(15)
Japan Government 10-Year Bond March Futures	Long	03/2017	20	8	53	(2)
Put Options Strike @ EUR 111.200 on Euro-Schatz March Futures	Long	02/2017	152	0	0	0
Put Options Strike @ EUR 111.300 on Euro-Schatz March Futures	Long	02/2017	150	0	0	0
Put Options Strike @ EUR 129.000 on Euro-Bobl February Futures	Long	01/2017	170	(1)	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	511	82	0	(32)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	951	(436)	156	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	614	(288)	211	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	9	0	27	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	117	(169)	113	0
United Kingdom Long Gilt March Futures	Long	03/2017	86	216	88	(4)

Total Futures Contracts				$(503)	$727	$(118)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.237%		$1,600	$(48)	$(3)	$0	$(1)
BASF SE	1.000	12/20/2020	0.307	EUR	400	(12)	(1)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.500		1,000	(21)	0	0	0
Bayer AG	1.000	12/20/2020	0.451		600	(14)	(1)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.279		1,100	(34)	0	0	0
Pfizer, Inc.	1.000	12/20/2020	0.317		$1,100	(30)	2	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.230		1,600	(48)	(3)	0	0
Shell International Finance BV	1.000	12/20/2026	1.212	EUR	100	(2)	1	0	0
Telia Co. AB	1.000	12/20/2020	0.417		400	(10)	0	0	0
Tesco PLC	1.000	12/20/2020	1.568		2,000	(46)	13	0	0
Tesco PLC	1.000	06/20/2021	1.792		600	(22)	4	0	(1)
United Utilities PLC	1.000	12/20/2020	0.603		300	(5)	(1)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.295		$800	(22)	(1)	0	0
Veolia Environnement S.A.	1.000	12/20/2020	0.456	EUR	400	(9)	1	0	0

						$(323)	$11	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$21,300	$362	$112	$4	$0
CDX.IG-27 5-Year Index	1.000	12/20/2021	45,300	703	177	13	0

				$1,065	$289	$17	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	4,400	$(97)	$98	$0	$(9)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,600	(2)	(2)	4	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	100	0	0	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		100	0	0	0	0
Pay *	3-Month USD-LIBOR	1.000	05/15/2018		$106,800	(421)	(270)	0	(5)
Receive *	3-Month USD-LIBOR	1.250	05/15/2019		106,800	686	507	0	(19)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		35,300	227	1,424	0	(61)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		110,000	2,909	4,588	0	(227)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		23,400	(1,067)	(88)	73	(7)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,400	(58)	(79)	26	0
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		7,400	146	147	0	(8)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		900	74	156	0	(8)
Pay *	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	11,100	7	8	3	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022	EUR	13,000	(72)	(97)	18	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		5,600	250	166	21	0
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		1,000	20	81	4	0
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		51,300	(1,032)	(1,191)	221	0
Receive *	6-Month EUR-EURIBOR	0.750	03/15/2032		1,900	86	5	0	(9)
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		18,550	(59)	1,820	0	(108)
Receive *	6-Month GBP-LIBOR	0.500	03/15/2019	GBP	1,500	5	8	0	(2)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		6,400	(155)	33	25	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		5,600	335	210	0	(41)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		1,150	(114)	(38)	0	(20)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,360,000	57	49	3	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		950,000	(179)	(72)	0	(8)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		1,180,000	748	320	27	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		3,250,000	311	(481)	73	0
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		1,550,000	(267)	(157)	34	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	265	224	19	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,270,000	(2,056)	1,718	0	(164)
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	40,000	(39)	(38)	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		163,000	(176)	(164)	0	(1)
Receive	UKRPI	3.585	10/15/2046	GBP	500	20	(4)	0	(1)

						$352	$8,881	$551	$(698)

Total Swap Agreements						$1,094	$9,181	$568	$(700)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $10,467 and cash of $5,098 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	GBP	297		$375	$9	$0
BOA	01/2017	BRL	1,773		544	0	(1)
	01/2017	CNY	3,453		498	4	0
	01/2017	DKK	100,000		15,115	956	0
	01/2017	$	527	BRL	1,773	18	0
	01/2017		311	CAD	417	0	0
	01/2017		1,441	CNY	9,550	0	(73)
	01/2017		84,942	EUR	81,674	1,045	0
	02/2017	EUR	81,514		$84,893	0	(1,040)
	02/2017	$	1,695	RUB	104,920	0	(5)
	04/2017	DKK	91,254		$13,852	866	0
	07/2017		11,720		1,771	95	0
BPS	01/2017	BRL	11,595		3,558	0	(5)
	01/2017	DKK	7,835		1,171	61	0
	01/2017	EUR	63,295		67,133	496	0
	01/2017	GBP	25,972		32,477	466	0
	01/2017	INR	55,500		821	5	0
	01/2017	JPY	371,000		3,266	92	0
	01/2017	$	3,440	BRL	11,594	122	0
	01/2017		1,739	INR	117,678	0	(9)
	01/2017		2,949	JPY	348,000	28	0
	03/2017	JPY	1,430,000		$12,461	179	0
BRC	03/2017		160,000		1,365	0	(9)
CBK	01/2017	CHF	579		573	4	0
	01/2017	DKK	147,290		21,629	774	0
	01/2017	EUR	20,659		22,943	1,220	(27)
	01/2017	GBP	3,244		4,093	95	0
	01/2017	NZD	3,643		2,578	48	0
	01/2017	SGD	8,053		5,761	201	0
	01/2017	$	3,238	EUR	3,055	0	(22)
	01/2017		1,185	RUB	85,794	207	0
	02/2017	AUD	6,517		$5,023	324	0
	02/2017	CNH	112,722		16,543	591	0
	02/2017	$	275	MXN	5,268	0	(22)
	03/2017	JPY	2,800,000		$24,513	482	(12)
DUB	02/2017	$	326	MXN	6,260	0	(26)
	07/2017		220	BRL	794	13	0
FBF	02/2017		2,816	MXN	57,280	0	(68)
GLM	01/2017	DKK	39,745		$5,652	42	(17)
	01/2017	$	1,260	AUD	1,682	0	(46)
	01/2017		537	CAD	710	0	(8)
	01/2017		1,814	DKK	12,060	0	(107)
	01/2017		538	GBP	425	0	(14)
	01/2017		1,074	JPY	122,600	0	(25)
	01/2017		14,691	SGD	21,280	2	0
	02/2017	DKK	156,820		$22,084	0	(156)
	03/2017	SGD	21,280		14,687	0	(2)
	03/2017	TWD	104,832		3,331	95	0
	03/2017	$	1,552	RUB	97,559	11	0
	07/2017		300	BRL	1,083	17	0
HUS	01/2017	CNH	2,294		$348	19	0
	01/2017	DKK	26,680		3,737	0	(41)
	01/2017	INR	139,212		2,056	9	0
	01/2017	SGD	16,873		12,050	400	0
	01/2017	$	1,448	CNY	9,592	0	(75)
	01/2017		2,874	INR	194,213	0	(19)
	01/2017		1,139	SEK	10,370	0	0
	02/2017	SEK	10,370		$1,140	0	0
	02/2017	$	1,184	RUB	85,935	207	0
	07/2017	DKK	31,865		$4,795	237	0
IND	01/2017	SEK	10,370		1,133	0	(6)
	01/2017	$	35,613	GBP	29,088	238	0
	02/2017	GBP	29,088		$35,636	0	(240)
JPM	01/2017	AUD	3,475		2,564	57	0
	01/2017	DKK	65,485		9,587	330	(15)
	01/2017	EUR	775		825	9	0
	01/2017	JPY	1,400,000		13,554	1,558	0
	01/2017	NOK	7,250		857	18	0
	01/2017	$	1,833	INR	124,094	0	(9)
	01/2017		44,557	JPY	5,237,717	261	0
	01/2017		284	KRW	333,473	0	(8)
	01/2017		1,326	NZD	1,847	0	(43)
	01/2017		3,804	SGD	5,387	0	(85)
	01/2017		132	THB	4,767	1	0
	02/2017	DKK	374,975		$53,251	71	0
	02/2017	JPY	5,237,717		44,613	0	(274)
	02/2017	RUB	164,813		2,487	0	(168)
	03/2017	JPY	4,640,000		41,128	1,304	0
	03/2017	THB	4,767		132	0	(1)
	03/2017	$	195	RUB	12,246	1	0
	07/2017	BRL	2,400		$641	0	(62)
	07/2017	DKK	45,020		6,808	369	0
MSB	07/2017	BRL	6,500		1,858	0	(46)
RBC	02/2017	$	1,078	MXN	20,645	0	(88)
SCX	01/2017	BRL	13,368		$4,084	0	(24)
	01/2017	CAD	37,510		27,806	0	(133)
	01/2017	JPY	5,337,317		47,764	2,093	0
	01/2017	SGD	1,741		1,230	28	0
	01/2017	$	4,102	BRL	13,368	6	0
	01/2017		334	CNH	2,294	0	(5)
	02/2017	CNH	9,728		$1,431	54	0
	02/2017	$	4,048	BRL	13,368	26	0
SOG	01/2017	CNY	15,690		$2,264	17	0
TOR	01/2017	$	27,304	CAD	36,800	106	0
	02/2017	CAD	36,800		$27,314	0	(105)
	02/2017	JPY	3,170,000		29,183	1,988	0
UAG	01/2017	INR	241,274		3,549	2	0
	01/2017	KRW	2,799,652		2,456	137	0
	01/2017	THB	4,767		135	2	0
	01/2017	$	152	IDR	2,009,414	0	(4)
	01/2017		2,176	KRW	2,466,180	0	(133)
	03/2017		89		105,812	0	(1)
	04/2017		3,512	INR	241,274	0	(4)

Total Forward Foreign Currency Contracts						$18,116	$(3,283)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/07/2019		$2,500	$213	$345
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		2,600	234	288
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	160,000	10	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.640	06/19/2017		$223,400	156	126
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		133,700	136	163
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		4,000	387	453
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		4,000	364	443

								$1,500	$1,820

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$81,700	$8	$1

Total Purchased Options						$1,508	$1,821

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	11,400	$(92)	$(8)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	1,259	(10)	(1)
	Call - OTC EUR versus AUD		1.530	01/10/2017		1,259	(10)	0
	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	2,049	(19)	(1)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$1,800	(172)	(110)
	Put - OTC USD versus BRL		3.890	06/28/2018		1,800	(172)	(218)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		1,300	(69)	(4)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,500	(98)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,500	(86)	(50)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,600	(250)	(160)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,600	(250)	(316)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		4,000	(36)	(6)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		1,600	(41)	(1)
SOG	Put - OTC USD versus KRW		1,145.000	01/17/2017		1,100	(25)	0
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		1,100	(25)	0

							$(1,355)	$(876)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	11/07/2019		$12,600	$(217)	$(450)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		13,100	(236)	(388)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	1,080,000	(11)	(8)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		$39,500	(741)	(1,171)

								$(1,205)	$(2,017)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$81,700	$0	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$3

Total Written Options					$(2,566)	$(2,890)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.497%	EUR	400	$11	$(1)	$10	$0
BPS	HSBC Bank PLC	(1.000)	06/20/2021	1.319		700	9	1	10	0
	ING Bank NV	(1.000)	12/20/2021	1.497		400	14	(4)	10	0
	UBS AG	(1.000)	12/20/2021	0.609		800	(13)	(4)	0	(17)
BRC	Springleaf Finance Corp.	(5.000)	06/20/2020	3.344		$900	(67)	18	0	(49)
CBK	Barclays Bank PLC	(1.000)	06/20/2021	1.685	EUR	1,900	106	(47)	59	0
	HSBC Bank PLC	(1.000)	12/20/2021	1.425		400	10	(1)	9	0
	UBS AG	(1.000)	12/20/2021	1.473		400	15	(5)	10	0
GST	SABMiller PLC	(1.000)	01/20/2022	0.334		$200	(5)	(2)	0	(7)
JPM	Barclays Bank PLC	(1.000)	06/20/2021	1.685	EUR	2,000	107	(45)	62	0
RYL	Burlington Northern Santa Fe LLC	(0.510)	03/20/2018	0.044		$446	0	(2)	0	(2)
	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.134		637	0	(3)	0	(3)
SOG	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.201		1,700	233	38	271	0

							$420	$(57)	$441	$(78)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.299%		$200	$(4)	$3	$0	$(1)
	Brazil Government International Bond	1.000	09/20/2019	1.492		1,000	(16)	3	0	(13)
BPS	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132	EUR	500	(7)	4	0	(3)
CBK	Barclays Bank PLC	1.000	06/20/2021	0.767		1,000	0	11	11	0
	Barclays Bank PLC	1.000	12/20/2021	0.818		1,300	2	11	13	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$300	(6)	4	0	(2)
GST	Brazil Government International Bond	1.000	03/20/2019	1.299		1,300	(29)	21	0	(8)
JPM	Brazil Government International Bond	1.000	03/20/2019	1.299		1,100	(24)	17	0	(7)
	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132	EUR	500	(7)	4	0	(3)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.767		200	0	2	2	0
	Brazil Government International Bond	1.000	09/20/2019	1.492		$800	(13)	3	0	(10)

							$(104)	$83	$26	$(47)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,800		$7,481	$(28)	$(150)	$0	$(178)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	6,290		7,022	53	(518)	0	(465)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	11,700		16,637	(11)	(2,204)	0	(2,215)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	3,480		3,885	(60)	(198)	0	(258)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		5,380		5,716	20	(83)	0	(63)
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	8,600		12,126	37	(1,558)	0	(1,521)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	16,400		12,364	(162)	20	0	(142)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.503% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,800		3,126	13	(220)	0	(207)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	5,500		6,710	(5)	53	48	0
	Floating rate equal to 3-Month USD-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$2,949	JPY	300,000	19	361	380	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	38,400		$28,948	(40)	(293)	0	(333)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	13,000		18,447	(1,901)	(521)	0	(2,422)
	Floating rate equal to 3-Month USD-LIBOR less 0.767% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019		$10,320	JPY	1,050,000	(10)	1,337	1,327	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	10,100		$7,614	(47)	(40)	0	(87)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,600		1,952	(1)	15	14	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		18,100		25,684	(3,160)	(212)	0	(3,372)
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		4,500		6,386	(768)	(70)	0	(838)

								$(6,051)	$(4,281)	$1,769	$(12,101)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,835,500	$0	$15	$15	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,137,700	0	9	9	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		5,506,400	0	44	44	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,835,500	0	15	15	0

							$0	$83	$83	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$8	$0	$28	$28	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	9	0	32	32	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	6	0	20	20	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	8	0	(11)	0	(11)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	9	0	(16)	0	(16)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	6	0	(9)	0	(9)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	5	0	15	15	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	5	0	(4)	0	(4)

						$0	$55	$95	$(40)

Total Swap Agreements						$(5,735)	$(4,117)	$2,414	$(12,266)

(l)	Securities with an aggregate market value of $1,142 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$153	$0	$153
Austria
Corporate Bonds & Notes	0	1,829	0	1,829
Belgium
Corporate Bonds & Notes	0	2,108	0	2,108
Brazil
Corporate Bonds & Notes	0	3,826	0	3,826
Sovereign Issues	0	2,580	0	2,580
Canada
Asset-Backed Securities	0	1,918	0	1,918
Corporate Bonds & Notes	0	4,833	0	4,833
Sovereign Issues	0	23,951	0	23,951
China
Corporate Bonds & Notes	0	900	0	900
Denmark
Corporate Bonds & Notes	0	101,165	0	101,165
France
Corporate Bonds & Notes	0	9,053	0	9,053
Sovereign Issues	0	12,481	0	12,481
Germany
Corporate Bonds & Notes	0	6,510	0	6,510
Greece
Corporate Bonds & Notes	0	1,566	0	1,566
Sovereign Issues	0	679	0	679
Guernsey, Channel Islands
Corporate Bonds & Notes	0	999	0	999
Ireland
Corporate Bonds & Notes	0	4,661	0	4,661
Sovereign Issues	0	1,169	0	1,169
Italy
Corporate Bonds & Notes	0	6,181	0	6,181
Non-Agency Mortgage-Backed Securities	0	1,182	0	1,182
Sovereign Issues	0	10,951	0	10,951
Japan
Corporate Bonds & Notes	0	4,496	0	4,496
Sovereign Issues	0	50,594	0	50,594
Luxembourg
Corporate Bonds & Notes	0	3,304	0	3,304
Multinational
Corporate Bonds & Notes	0	1,137	0	1,137
Netherlands
Asset-Backed Securities	0	609	0	609
Corporate Bonds & Notes	0	13,044	0	13,044
Norway
Corporate Bonds & Notes	0	396	0	396
Sovereign Issues	0	3,240	0	3,240
Poland
Sovereign Issues	0	24	0	24
Portugal
Corporate Bonds & Notes	0	941	0	941
Qatar
Corporate Bonds & Notes	0	667	0	667
Sovereign Issues	0	802	0	802
Saudi Arabia
Sovereign Issues	0	6,984	0	6,984
Slovenia
Corporate Bonds & Notes	0	320	0	320
Sovereign Issues	0	20,391	0	20,391
South Korea
Corporate Bonds & Notes	0	685	0	685
Spain
Corporate Bonds & Notes	0	767	0	767
Sovereign Issues	0	12,372	0	12,372
Sweden
Corporate Bonds & Notes	0	7,405	0	7,405
Switzerland
Corporate Bonds & Notes	0	7,599	0	7,599
Sovereign Issues	0	455	0	455
United Arab Emirates
Corporate Bonds & Notes	0	890	0	890
United Kingdom
Corporate Bonds & Notes	0	36,931	0	36,931
Non-Agency Mortgage-Backed Securities	0	9,499	0	9,499
Sovereign Issues	0	13,161	0	13,161
United States
Asset-Backed Securities	0	45,664	0	45,664
Bank Loan Obligations	0	3,545	0	3,545
Corporate Bonds & Notes	0	56,219	0	56,219
Non-Agency Mortgage-Backed Securities	0	18,987	0	18,987
Preferred Securities	45	0	0	45
U.S. Government Agencies	0	148,906	0	148,906
U.S. Treasury Obligations	0	32,993	0	32,993
Short-Term Instruments
Certificates of Deposit	0	12,223	0	12,223
Repurchase Agreements	0	8,593	0	8,593
Italy Treasury Bills	0	1,474	0	1,474
Japan Treasury Bills	0	116,427	0	116,427
Spain Treasury Bills	0	22,332	0	22,332
U.S. Treasury Bills	0	3,995	0	3,995
	$45	$866,766	$0	$866,811

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167	$0	$0	$167
Total Investments	$212	$866,766	$0	$866,978

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(6,943)	$0	$(6,943)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	727	574	0	1,301
Over the counter	0	22,351	0	22,351
	$727	$22,925	$0	$23,652

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(118)	(700)	0	(818)
Over the counter	0	(18,439)	0	(18,439)

	$(118)	$(19,139)	$0	$(19,257)

Total Financial Derivative Instruments	$609	$3,786	$0	$4,395

Totals	$821	$863,609	$0	$864,430

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.4%
AUSTRALIA 0.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Puma SE
2.410% due 10/18/2045	AUD	1,034	$743
2.515% due 05/13/2045		993	715
Swan Trust
2.940% due 04/25/2041		796	578

Total Australia (Cost $2,623)			2,036

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$1,200	1,269

Total Belgium (Cost $1,266)			1,269

BRAZIL 3.3%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.873% due 03/17/2020		$2,400	2,352
8.375% due 05/23/2021		600	648

			3,000

SOVEREIGN ISSUES 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	43,600	12,639

Total Brazil (Cost $15,601)			15,639

CANADA 5.0%
ASSET-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.978% due 06/01/2020	CAD	569	421
1.178% due 07/01/2020		1,581	1,175
1.178% due 08/01/2020		514	382

			1,978

CORPORATE BONDS & NOTES 0.7%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,900	1,855
Royal Bank of Canada
2.300% due 03/22/2021		1,400	1,391

			3,246

SOVEREIGN ISSUES 3.9%
Canada Government International Bond
1.500% due 12/01/2044 (d)	CAD	447	418
Province of Alberta
1.250% due 06/01/2020		2,300	1,705
2.350% due 06/01/2025		2,400	1,777
Province of British Columbia
2.300% due 06/18/2026		1,700	1,258
Province of Ontario
2.400% due 06/02/2026 (g)		2,700	1,996
2.600% due 06/02/2025		6,300	4,768
3.500% due 06/02/2024		2,000	1,618
6.200% due 06/02/2031		300	307

Province of Quebec
2.750% due 08/25/2021		$3,400	3,464
3.000% due 09/01/2023	CAD	1,500	1,181

			18,492

Total Canada (Cost $24,792)			23,716

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	560	85
China Government International Bond
3.380% due 05/23/2023		600	88
4.080% due 08/22/2023		600	92

Total China (Cost $278)			265

DENMARK 8.7%
CORPORATE BONDS & NOTES 8.7%
BRFkredit A/S
2.000% due 10/01/2047	DKK	4,800	664
3.000% due 10/01/2047		1,853	273
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		8,700	1,254
2.500% due 10/01/2037		1,924	282
2.500% due 10/01/2047		3,484	498
3.000% due 10/01/2047		3,402	502
Nykredit Realkredit A/S
1.000% due 04/01/2017		4,900	698
1.000% due 07/01/2017		8,900	1,269
2.000% due 10/01/2017		18,800	2,709
2.000% due 10/01/2037		6,613	952
2.000% due 10/01/2047		11,100	1,529
2.500% due 10/01/2037		20,149	2,963
2.500% due 10/01/2047		43,750	6,250
3.000% due 10/01/2047		30,940	4,556
Realkredit Danmark A/S
1.000% due 04/01/2017		15,800	2,245
1.000% due 04/01/2018		10,300	1,482
2.000% due 04/01/2017		39,300	5,598
2.000% due 10/01/2037		5,319	764
2.000% due 10/01/2047		10,700	1,473
2.500% due 10/01/2037		8,510	1,254
2.500% due 10/01/2047		18,287	2,618
3.000% due 10/01/2047		7,855	1,155

Total Denmark (Cost $42,622)			40,988

FRANCE 4.6%
CORPORATE BONDS & NOTES 1.2%
Credit Agricole S.A.
8.125% due 09/19/2033		$1,100	1,187
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,790
1.875% due 09/15/2021		2,700	2,605

			5,582

SOVEREIGN ISSUES 3.4%
France Government International Bond
3.250% due 05/25/2045	EUR	500	726
4.500% due 04/25/2041 (g)		9,100	15,513

			16,239

Total France (Cost $21,256)			21,821

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,309
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	789
KFW
5.000% due 03/19/2024	AUD	100	81
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	306
5.375% due 04/23/2024	NZD	1,500	1,128

Total Germany (Cost $4,779)			4,613

GREECE 0.6%
CORPORATE BONDS & NOTES 0.6%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,600	1,672
5.014% due 12/27/2017		1,000	1,030

Total Greece (Cost $2,789)			2,702

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,199

Total Guernsey, Channel Islands (Cost $1,197)			1,199

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.2%
CELF Loan Partners PLC
0.151% due 05/03/2023	EUR	900	941

Total Ireland (Cost $962)			941

ITALY 3.4%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,097
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$400	370
5.710% due 01/15/2026		1,100	1,050
Telecom Italia SpA
6.375% due 06/24/2019	GBP	1,000	1,350

			5,867

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.019% due 12/31/2055	EUR	85	89
Casa D’este Finance SRL
0.034% due 09/15/2040		440	460
Claris Finance SRL
0.137% due 10/31/2060		1,168	1,226

			1,775

SOVEREIGN ISSUES 1.8%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		999	1,077
2.800% due 03/01/2067 (g)		1,400	1,316
3.250% due 09/01/2046 (g)		2,000	2,259
4.000% due 02/01/2037		1,000	1,297
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	2,731

			8,680

Total Italy (Cost $18,405)			16,322

JAPAN 9.5%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$500	503
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		2,700	2,780

			3,283

SOVEREIGN ISSUES 8.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,540
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,000	975
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,151

Japan Government International Bond
0.500% due 09/20/2046	JPY	380,000	3,080
1.400% due 09/20/2034		1,960,000	19,511
1.700% due 09/20/2032		1,270,000	13,168
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,069

			41,494

Total Japan (Cost $42,897)			44,777

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.001% due 06/04/2024	EUR	38	40

CORPORATE BONDS & NOTES 0.3%
Altice Financing S.A.
7.500% due 05/15/2026		$1,300	1,355

Total Luxembourg (Cost $1,351)			1,395

MULTINATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Preferred Term Securities Ltd.
1.463% due 03/23/2035		$1,562	1,219

Total Multinational (Cost $1,125)			1,219

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.0%
Panther CDO BV
0.082% due 10/15/2084	EUR	187	196

CORPORATE BONDS & NOTES 1.6%
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$500	500
8.400% due 06/29/2017 (e)		1,800	1,852
ING Bank NV
2.625% due 12/05/2022		5,200	5,169

			7,521

Total Netherlands (Cost $7,899)			7,717

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$400	396

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.300% due 06/16/2020		700	701

Total Norway (Cost $1,101)			1,097

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	23

Total Poland (Cost $30)			23

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	600	180
Novo Banco S.A.
5.000% due 04/04/2019		600	436
5.000% due 04/23/2019		276	200
5.000% due 05/21/2019		600	436

Total Portugal (Cost $2,359)			1,252

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$600	602

Total Qatar (Cost $586)			602

SAUDI ARABIA 1.1%
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$4,700	4,568
3.250% due 10/26/2026		500	475

Total Saudi Arabia (Cost $5,148)			5,043

SLOVENIA 2.9%
SOVEREIGN ISSUES 2.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,303
5.250% due 02/18/2024		5,200	5,709
5.500% due 10/26/2022		1,500	1,661
5.850% due 05/10/2023		1,000	1,128

Total Slovenia (Cost $13,417)			13,801

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.2%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	600	561
Banco Santander S.A.
6.250% due 09/11/2021 (e)		500	495

			1,056

SOVEREIGN ISSUES 2.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018		950	1,048
4.900% due 09/15/2021		450	514
4.950% due 02/11/2020		1,100	1,241
Autonomous Community of Madrid
4.125% due 05/21/2024		1,300	1,643
4.688% due 03/12/2020		1,000	1,201
Instituto de Credito Oficial
5.000% due 04/10/2017		$200	202
Spain Government International Bond
2.900% due 10/31/2046 (g)	EUR	3,610	4,045
4.900% due 07/30/2040 (g)		100	153

			10,047

Total Spain (Cost $11,220)			11,103

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,345

Total Supranational (Cost $4,362)			3,345

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	11,000	1,292
Swedbank AB
2.200% due 03/04/2020		$700	694
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	4,300	492

Total Sweden (Cost $2,786)			2,478

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$1,000	1,066
UBS AG
7.250% due 02/22/2022		800	806
7.625% due 08/17/2022		600	682

			2,554

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	455

Total Switzerland (Cost $3,044)			3,009

UNITED KINGDOM 8.1%
CORPORATE BONDS & NOTES 5.0%
Barclays Bank PLC
7.625% due 11/21/2022		$2,400	2,638
7.750% due 04/10/2023		200	211
Barclays PLC
2.992% due 08/10/2021		1,400	1,436
6.500% due 09/15/2019 (e)	EUR	2,000	2,049
8.000% due 12/15/2020 (e)		1,300	1,448
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	800	1,120
HBOS PLC
1.646% due 09/06/2017		$1,500	1,497
HSBC Holdings PLC
4.300% due 03/08/2026		2,500	2,592
5.100% due 04/05/2021		900	972
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,300	1,682
7.875% due 06/27/2029 (e)		500	653
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		$300	288
8.625% due 08/15/2021 (e)		400	409
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,643
7.375% due 06/24/2022 (e)	GBP	400	496
Tesco PLC
5.125% due 04/10/2047	EUR	900	940
6.125% due 02/24/2022	GBP	1,550	2,175
Tesco Property Finance PLC
5.411% due 07/13/2044		296	340

			23,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Eurosail PLC
1.325% due 06/13/2045		1,374	1,591
Towd Point Mortgage Funding PLC
1.538% due 02/20/2054		1,900	2,325
Uropa Securities PLC
0.576% due 06/10/2059		347	399
0.726% due 06/10/2059		80	84
0.926% due 06/10/2059		63	66
1.126% due 06/10/2059		67	68

			4,533

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
3.500% due 01/22/2045 (g)		2,000	3,338
4.250% due 12/07/2040 (g)		3,100	5,598
4.750% due 12/07/2038 (g)		600	1,133

			10,069

Total United Kingdom (Cost $40,225)			38,191

UNITED STATES 50.4%
ASSET-BACKED SECURITIES 3.1%
AFC Home Equity Loan Trust
1.294% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.456% due 10/25/2031		19	18

Amresco Residential Securities Corp. Mortgage Loan Trust
1.696% due 06/25/2029		54	51
Bear Stearns Asset-Backed Securities Trust
1.014% due 11/25/2035 ^		1,697	1,665
1.416% due 10/25/2032		10	10
1.556% due 10/27/2032		24	22
Citigroup Global Markets Mortgage Securities, Inc.
2.106% due 01/25/2032		31	29
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		2	1
Countrywide Asset-Backed Certificates
1.096% due 12/25/2036 ^		49	25
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		220	226
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032		16	14
GSAMP Trust
1.186% due 11/25/2035 ^		3,252	2,025
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		424	172
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.876% due 04/25/2037		3,222	2,182
Morgan Stanley ABS Capital, Inc. Trust
0.826% due 10/25/2036		3,176	1,792
0.866% due 03/25/2037		2,016	1,062
Morgan Stanley Home Equity Loan Trust
1.106% due 04/25/2037		336	216
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		813	493
Residential Asset Mortgage Products Trust
1.316% due 06/25/2032		16	15
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		240	237
1.256% due 07/25/2032 ^		40	36
1.356% due 06/25/2032 ^		21	17
SG Mortgage Securities Trust
0.906% due 10/25/2036		2,900	2,225
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,186	1,220
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		$717	724

			14,478

BANK LOAN OBLIGATIONS 0.3%
Charter Communications Operating LLC
3.500% due 01/15/2024		1,290	1,298

CORPORATE BONDS & NOTES 6.4%
Ally Financial, Inc.
2.750% due 01/30/2017		1,400	1,400
3.600% due 05/21/2018		900	909
American International Group, Inc.
3.900% due 04/01/2026		1,800	1,833
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		700	704
3.300% due 02/01/2023		500	509
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,000	1,091
Bank of America Corp.
6.875% due 04/25/2018		1,500	1,595
Bank of New York Mellon Corp.
2.200% due 08/16/2023		2,700	2,575
Charter Communications Operating LLC
4.464% due 07/23/2022		600	627
4.908% due 07/23/2025		1,500	1,582
Citigroup, Inc.
1.878% due 06/07/2019		1,900	1,915
2.050% due 06/07/2019		400	398
Ford Motor Credit Co. LLC
1.816% due 01/09/2018		700	702
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	639
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	368
Pricoa Global Funding
2.200% due 06/03/2021		400	393
Southern Co.
2.950% due 07/01/2023		1,100	1,086
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,221
6.900% due 12/15/2017		2,200	2,300
8.250% due 12/15/2020		2,000	2,180
Time Warner Cable LLC
8.250% due 04/01/2019		700	787

Wells Fargo & Co.
2.117% due 10/31/2023	2,500	2,533
2.600% due 07/22/2020	1,200	1,207
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	798
3.550% due 04/01/2025	600	585

		29,937

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust
5.094% due 09/25/2035	74	62
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	1,028	757
American Home Mortgage Investment Trust
3.082% due 10/25/2034	133	134
Banc of America Funding Trust
3.061% due 02/20/2036	646	641
3.211% due 01/20/2047 ^	89	76
Banc of America Mortgage Trust
3.200% due 05/25/2035 ^	602	577
Banc of America Re-REMIC Trust
5.743% due 02/17/2051	35	35
BCAP LLC Trust
1.281% due 01/26/2047	248	222
3.098% due 02/26/2036	75	75
5.250% due 04/26/2037	396	355
5.250% due 08/26/2037	301	311
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	705	704
2.920% due 03/25/2035	703	708
2.960% due 08/25/2033	62	63
2.973% due 05/25/2034	52	48
3.044% due 08/25/2033	8	8
3.121% due 10/25/2033	50	51
3.128% due 03/25/2035	111	112
3.174% due 05/25/2034	118	115
3.183% due 05/25/2047 ^	332	302
3.326% due 02/25/2034	9	9
3.577% due 11/25/2034	79	78
Bear Stearns ALT-A Trust
3.149% due 09/25/2035	615	530
3.217% due 11/25/2036 ^	221	187
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	1,012	798
Chase Mortgage Finance Trust
3.167% due 02/25/2037	152	153
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	43	41
Citigroup Global Markets Mortgage Securities, Inc.
1.256% due 05/25/2032	7	7
Citigroup Mortgage Loan Trust, Inc.
3.041% due 08/25/2035	116	115
3.395% due 09/25/2037 ^	1,171	1,003
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.875% due 09/25/2035 ^	1,336	1,149
Countrywide Alternative Loan Trust
0.946% due 09/25/2046 ^	982	760
0.966% due 07/25/2046 ^	46	34
1.106% due 05/25/2037 ^	296	160
2.034% due 11/25/2035	193	152
2.574% due 11/25/2035	148	121
3.102% due 02/25/2037 ^	571	496
5.250% due 06/25/2035 ^	107	99
6.000% due 01/25/2037 ^	593	495
6.250% due 08/25/2037 ^	138	122
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035	1,146	920
1.416% due 02/25/2035	203	178
1.516% due 09/25/2034	12	11
3.045% due 04/20/2035	32	31
3.105% due 11/25/2034	114	113
3.155% due 11/25/2035 ^	21	17
3.172% due 08/25/2034 ^	25	21
3.200% due 11/19/2033	7	6
Credit Suisse First Boston Mortgage Securities Corp.
1.906% due 03/25/2034 ^	63	62
2.799% due 07/25/2033	16	16
3.044% due 08/25/2033	70	69
6.500% due 04/25/2033	21	22
DBUBS Mortgage Trust
0.300% due 11/10/2046 (a)	4,700	54
0.748% due 11/10/2046 (a)	3,734	82
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	106	92

General Motors Acceptance Corp.
7.430% due 12/01/2021	3	3
GMAC Mortgage Corp. Loan Trust
3.531% due 06/25/2034	17	16
GreenPoint Mortgage Funding Trust
0.936% due 01/25/2037	263	212
0.956% due 10/25/2046	1,275	953
0.966% due 04/25/2036	300	254
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	12	11
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)	5,423	434
GSR Mortgage Loan Trust
2.220% due 03/25/2033	41	40
3.010% due 09/25/2035	75	78
HarborView Mortgage Loan Trust
0.916% due 07/19/2046 ^	1,300	751
0.926% due 09/19/2037	482	427
1.417% due 12/19/2036 ^	486	411
2.999% due 05/19/2033	88	86
3.107% due 07/19/2035	39	35
IndyMac Mortgage Loan Trust
0.946% due 09/25/2046	1,054	873
0.956% due 11/25/2046	1,351	1,126
3.004% due 12/25/2034	47	44
JPMorgan Alternative Loan Trust
0.996% due 10/25/2036	3,206	2,715
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.227% due 12/15/2047 (a)	18,798	934
JPMorgan Mortgage Trust
2.770% due 11/25/2033	46	44
3.132% due 11/25/2035	55	53
Luminent Mortgage Trust
0.754% due 12/25/2036	1,737	1,495
MASTR Alternative Loan Trust
1.156% due 03/25/2036	175	34
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	165	158
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	53	50
1.006% due 08/25/2036	3	3
2.543% due 10/25/2035	341	340
2.920% due 02/25/2033	68	66
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.852% due 08/12/2049	2,490	2,520
Morgan Stanley Bank of America Merrill Lynch Trust
1.307% due 05/15/2046 (a)	13,564	662
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2047	513	290
0.986% due 05/25/2037 ^	135	35
Residential Asset Securitization Trust
1.206% due 12/25/2036 ^	213	54
6.250% due 10/25/2036 ^	640	576
6.500% due 08/25/2036 ^	521	291
Residential Funding Mortgage Securities, Inc. Trust
3.412% due 09/25/2035 ^	87	68
6.500% due 03/25/2032	9	10
Sequoia Mortgage Trust
1.089% due 07/20/2033	243	228
1.436% due 10/19/2026	72	70
3.018% due 04/20/2035	950	986
Structured Adjustable Rate Mortgage Loan Trust
3.093% due 02/25/2034	72	72
3.112% due 04/25/2034	142	142
3.192% due 09/25/2034	132	131
3.228% due 12/25/2035	1,792	1,473
Structured Asset Mortgage Investments Trust
0.946% due 07/25/2046 ^	278	231
0.966% due 05/25/2036	445	346
0.986% due 07/19/2035	943	849
1.316% due 07/19/2034	58	57
Thornburg Mortgage Securities Trust
0.886% due 06/25/2037	1,500	1,433
2.878% due 06/25/2047 ^	599	539
5.750% due 06/25/2037	832	800
UBS-Barclays Commercial Mortgage Trust
1.760% due 12/10/2045 (a)	13,240	953
UBS-Citigroup Commercial Mortgage Trust
2.266% due 01/10/2045 (a)	3,798	332
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 07/25/2045	403	386
1.066% due 01/25/2045	233	224
2.098% due 09/25/2046	1,616	1,553
2.098% due 10/25/2046	54	50
2.098% due 11/25/2046	478	432

2.498% due 03/25/2033	255	256
2.768% due 08/25/2034	307	309
2.792% due 04/25/2035	1,098	1,089
2.795% due 03/25/2034	175	176
2.798% due 03/25/2035	231	233
2.834% due 06/25/2033	41	41
5.997% due 08/25/2046 ^	929	891
Washington Mutual Mortgage Pass-Through Certificates Trust
1.206% due 04/25/2035	1,411	1,052
1.337% due 04/25/2047 ^	121	10
1.507% due 07/25/2046 ^	273	183
Wells Fargo Mortgage-Backed Securities Trust
3.013% due 06/25/2035	508	522
Wells Fargo-RBS Commercial Mortgage Trust
1.359% due 03/15/2045 (a)	13,308	687

		46,449

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
3.514% due 01/16/2018	9,000	227

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.956% due 10/27/2037	$603	602
1.156% due 06/25/2036	57	57
1.186% due 11/25/2040	691	692
1.206% due 11/25/2040 - 01/25/2044	1,924	1,915
1.256% due 10/25/2040 - 12/25/2040	1,865	1,866
2.746% due 03/01/2024	3	3
2.752% due 11/01/2023	2	2
2.872% due 11/01/2034	883	936
2.881% due 12/01/2034	154	160
2.898% due 05/01/2035	54	56
3.490% due 12/01/2020	892	934
3.730% due 01/01/2018	1,000	1,000
4.500% due 08/01/2023 - 07/01/2045	4,655	5,008
6.500% due 11/01/2036	350	376
Fannie Mae, TBA
3.000% due 02/01/2047	24,700	24,484
3.500% due 01/01/2032 - 02/01/2047	45,500	46,613
4.000% due 02/01/2047	5,000	5,247
Freddie Mac
0.877% due 09/25/2022 (a)	5,079	204
0.883% due 01/15/2038	1,041	1,033
1.030% due 11/25/2022 (a)	5,989	291
1.279% due 08/25/2019 (a)	8,104	246
1.304% due 12/15/2037 - 07/15/2040	799	802
1.358% due 11/25/2019 (a)	7,107	249
1.741% due 10/25/2044	1,408	1,445
1.983% due 01/15/2038 (a)	1,041	61
2.739% due 02/01/2029	53	56
2.823% due 04/01/2037	34	36
2.829% due 05/01/2023	12	13
6.000% due 12/15/2024	42	46
7.400% due 02/01/2021	3	3
Freddie Mac, TBA
3.000% due 01/01/2047	8,000	7,939
3.500% due 02/01/2047	10,000	10,219
Ginnie Mae
1.307% due 02/16/2030	57	58
2.000% due 12/20/2023 - 01/20/2030	84	86
2.125% due 05/20/2022 - 05/20/2030	102	104
6.000% due 08/20/2034	4,268	4,824
NCUA Guaranteed Notes
1.022% due 11/06/2017	5,610	5,611

		123,277

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	1,709	1,713
0.125% due 07/15/2022 (g)(i)(k)	10,301	10,334
0.125% due 01/15/2023 (g)(k)	8,796	8,738
0.125% due 07/15/2024 (i)(k)	611	600

		21,385

Total United States (Cost $236,868)		237,051

SHORT-TERM INSTRUMENTS 25.5%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.751% due 09/08/2017		$1,100	1,102

REPURCHASE AGREEMENTS (f) 3.3%			15,452

JAPAN TREASURY BILLS 19.9%
(0.328)% due 01/16/2017 - 03/21/2017 (b)(c)	JPY	10,930,000	93,562

U.S. TREASURY BILLS 2.1%
0.460% due 01/12/2017 - 03/02/2017 (b)(c)(g)(k)		$9,915	9,909

Total Short-Term Instruments (Cost $126,632)			120,025

Total Investments in Securities (Cost $637,620)			623,639

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,407	133

Total Short-Term Instruments (Cost $133)			133

Total Investments in Affiliates (Cost $133)			133

Total Investments 132.4% (Cost $637,753)			$623,772
Financial Derivative Instruments (h)(j) (1.4)% (Cost or Premiums, net $(4,588))			(6,488)
Other Assets and Liabilities, net (31.0)%			(146,272)

Net Assets 100.0%			$471,012

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.950)%	11/23/2016	02/23/2017	EUR	13,404	France Government International Bond 2.250% - 5.500% due 05/25/2024 - 04/25/2029	$(14,201)	$14,110	$14,095
SSB	0.010	12/30/2016	01/03/2017		$1,342	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(1,371)	1,342	1,342

Total Repurchase Agreements							$(15,572)	$15,452	$15,437

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.000%	12/15/2016	01/04/2017	$	(2,878)	$(2,879)
	1.150	11/22/2016	01/03/2017		(3,500)	(3,504)
BPS	0.570	11/10/2016	01/17/2017	GBP	(4,619)	(5,698)
BRC	(0.400)	12/15/2016	02/02/2017	EUR	(3,705)	(3,899)
	(0.350)	12/15/2016	02/02/2017		(2,133)	(2,245)
	(0.300)	12/15/2016	02/02/2017		(1,384)	(1,457)
BSN	0.820	10/28/2016	01/27/2017	$	(5,182)	(5,190)
	0.850	01/03/2017	04/03/2017		(3,495)	(3,495)
GRE	1.150	12/14/2016	01/04/2017		(3,793)	(3,796)
MEI	1.100	12/15/2016	01/09/2017	CAD	(1,965)	(1,464)
MYI	0.700	12/14/2016	01/17/2017	GBP	(1,713)	(2,112)

Total Reverse Repurchase Agreements						$(35,739)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
MYI	(0.400)%	10/12/2016	01/24/2017	EUR	(10,653)	$(11,875)
TDM	1.040	11/29/2016	01/10/2017	$	(1,160)	(1,161)
ULW	(0.300)	11/16/2016	01/24/2017	EUR	(1,163)	(1,241)
	0.540	11/10/2016	01/17/2017	GBP	(412)	(510)

Total Sale-Buyback Transactions						$(14,787)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(37,111) at a weighted average interest rate of 0.482%.
(4)	Payable for sale-buyback transactions includes $2 of deferred price drop.

Short Sales:

Short Sales on Sovereign Issues and U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	4.500%	02/01/2047	$	4,800	$(5,120)	$(5,156)
France Government International Bond	2.250	05/25/2024	EUR	5,600	(6,814)	(6,881)
France Government International Bond	5.500	04/25/2029		4,400	(7,216)	(7,339)

Total Short Sales					$(19,150)	$(19,376)

(5)	Payable for short sales includes $260 of accrued interest.

(g)	Securities with an aggregate market value of $49,826 and cash of $290 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	300	$3	$2
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	761	6	3
Put - CBOT U.S. Treasury 10-Year Note April Futures	96.000	03/24/2017	64	1	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	429	4	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	80.000	02/24/2017	137	1	1

				$15	$9

Total Purchased Options				$15	$9

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	Long	03/2017	10	$(1)	$2	$0
Australia Government 10-Year Bond March Futures	Short	03/2017	3	(3)	0	(2)
Canada Government 10-Year Bond March Futures	Long	03/2017	27	(27)	2	0
Euro-Bobl March Futures	Long	03/2017	33	20	0	(3)
Euro-Bono March Futures	Short	03/2017	28	(67)	24	(12)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	10	(25)	5	(6)
Euro-Buxl 30-Year Bond March Futures	Long	03/2017	3	4	5	(8)
Euro-Schatz March Futures	Long	03/2017	237	39	0	(12)
Japan Government 10-Year Bond March Futures	Long	03/2017	15	6	40	(1)
Put Options Strike @ EUR 111.200 on Euro-Schatz March Futures	Long	02/2017	237	0	0	0
Put Options Strike @ EUR 129.000 on Euro-Bobl February Futures	Long	01/2017	33	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	58	0	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	300	64	0	(19)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	832	(381)	136	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	493	(274)	169	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	13	0	14	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	137	(198)	133	0
United Kingdom Long Gilt March Futures	Long	03/2017	79	198	81	(4)

Total Futures Contracts				$(645)	$611	$(67)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2018	1.097%	$	900	$(53)	$(5)	$1	$0
Altria Group, Inc.	1.000	12/20/2020	0.237		1,200	(36)	(2)	0	0
BASF SE	1.000	12/20/2020	0.307	EUR	300	(9)	0	0	0
BAT International Finance PLC	1.000	12/20/2020	0.500		800	(17)	0	0	0
Bayer AG	1.000	12/20/2020	0.451		500	(12)	(1)	0	0
Fortum OYJ	1.000	12/20/2020	0.561		200	(4)	0	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.279		1,000	(31)	0	0	0
Pfizer, Inc.	1.000	12/20/2020	0.317	$	900	(24)	1	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.230		1,400	(42)	(3)	0	(1)
Shell International Finance BV	1.000	12/20/2026	1.212	EUR	500	(10)	4	0	0
Telia Co. AB	1.000	12/20/2020	0.417		300	(8)	0	0	0
Tesco PLC	1.000	12/20/2020	1.568		700	(16)	5	0	0
Tesco PLC	1.000	06/20/2021	1.792		700	(25)	4	0	(1)
UnitedHealth Group, Inc.	1.000	12/20/2020	0.295	$	800	(22)	(1)	0	0
Veolia Environnement S.A.	1.000	12/20/2020	0.456	EUR	300	(7)	1	0	0

						$(316)	$3	$1	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$9,600	$149	$34	$3	$0
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	25,700	(380)	49	0	(2)

					$(231)	$83	$3	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	7,000	$(155)	$131	$0	$(15)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	(2)	(2)	3	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	3,400	12	21	1	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		4,000	14	25	1	0
Pay *	3-Month USD-LIBOR	1.000	05/15/2018		$76,200	(300)	(192)	0	(4)
Receive *	3-Month USD-LIBOR	1.250	05/15/2019		76,200	489	362	0	(14)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		4,000	89	69	0	(4)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		8,200	(168)	84	0	(14)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		25,600	164	1,324	0	(44)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		89,800	2,375	4,849	0	(185)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		8,400	(469)	(266)	29	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		100	(1)	(2)	1	0
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		6,000	119	119	0	(6)
Receive	3-Month USD-LIBOR	1.768	12/15/2046		3,300	590	599	0	(28)
Pay *	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	10,000	6	7	3	0
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	1,800	(60)	(17)	0	(9)
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		100	(2)	(1)	0	(1)
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2019	EUR	11,900	(37)	21	0	(3)
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022		25,900	(145)	(223)	36	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		6,500	290	193	24	0
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		35,800	(720)	(810)	154	0
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		16,350	(52)	1,498	0	(95)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	2,300	(56)	7	9	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		6,500	388	244	0	(47)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		800	(79)	(27)	0	(14)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	1,990,000	34	26	2	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,940,000	(365)	(159)	0	(17)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		1,420,000	900	(285)	32	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		2,790,000	267	(324)	64	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		120,000	122	98	9	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,030,000	(1,667)	1,438	0	(131)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		130,000	102	121	0	(15)
Pay	28-Day MXN-TIIE	5.615	06/02/2020	MXN	34,900	(97)	(131)	2	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		8,000	(41)	(36)	1	0
Receive	UKRPI	3.585	10/15/2046	GBP	400	16	(3)	0	(1)

						$1,561	$8,758	$371	$(647)

Total Swap Agreements						$1,014	$8,844	$375	$(651)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $2,472 and cash of $8,179 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	3,245	$	996	$0	$(1)
	01/2017	CAD	2,640		1,985	18	0
	01/2017	CNY	10,989		1,585	11	0
	01/2017	DKK	49,100		7,422	469	0
	01/2017		$966	BRL	3,245	31	0
	01/2017		2,042	CNY	13,535	0	(104)
	01/2017		798	TRY	2,500	0	(92)
	02/2017	EUR	663	$	690	0	(9)
	02/2017		$1,131	RUB	70,008	0	(3)
	04/2017	DKK	30,993	$	4,704	294	0
	07/2017		23,715		3,584	192	0
BPS	01/2017	BRL	5,123		1,572	0	(2)
	01/2017	CNY	16,140		2,332	21	0
	01/2017	DKK	7,350		1,098	58	0
	01/2017		$1,514	BRL	5,123	60	0
	02/2017		52,535	JPY	5,565,100	0	(4,819)
	07/2017	DKK	9,085	$	1,397	98	0
BRC	02/2017	CNH	88,533		13,006	478	0
CBK	01/2017	DKK	10,540		1,530	38	0
	01/2017	NZD	1,909		1,351	25	0
	01/2017	SGD	5,056		3,617	126	0
	01/2017		$1,419	CAD	1,900	0	(4)
	01/2017		495	CZK	12,213	0	(19)
	01/2017		1,077	GBP	850	0	(29)
	01/2017		948	RUB	68,635	166	0
	02/2017	EUR	8,088	$	8,589	92	(34)
	02/2017	GBP	2,127		2,681	57	0
	02/2017	JPY	1,110,000		10,648	1,133	0
	02/2017		$2,606	EUR	2,413	0	(60)
	02/2017		3,790	GBP	3,000	0	(89)
	02/2017		1,088	MXN	20,821	0	(90)
	02/2017		721	NOK	5,970	0	(29)
	03/2017	JPY	2,210,000	$	19,568	597	0
DUB	01/2017	INR	49,290		729	4	0
	01/2017	TRY	2,486		787	86	0
	02/2017		$1,778	MXN	34,115	0	(142)
	02/2017		1,046	PLN	4,094	0	(69)
	07/2017		180	BRL	650	10	0
FBF	01/2017		1,179	INR	79,783	0	(6)
GLM	01/2017	CAD	424	$	322	6	0
	01/2017	DKK	16,810		2,412	37	(6)
	01/2017	JPY	820,000		7,953	931	0
	01/2017		$1,112	DKK	7,365	0	(69)
	01/2017		2,252	INR	152,344	0	(13)
	01/2017		9,123	SGD	13,214	1	0
	02/2017	EUR	2,786	$	2,978	39	0
	02/2017	GBP	282		357	10	0
	02/2017	JPY	169,900		1,491	35	0
	02/2017		$2,312	CAD	3,100	0	(2)
	02/2017		86,264	EUR	79,085	66	(2,913)
	02/2017		1,093	GBP	862	0	(29)
	02/2017		493	JPY	54,100	0	(29)
	02/2017		493	SEK	4,465	0	(2)
	03/2017	JPY	770,000	$	6,842	235	0
	03/2017	SGD	13,214		9,120	0	(1)
	03/2017		$987	RUB	62,043	7	0
	07/2017		229	BRL	826	13	0
HUS	01/2017	CAD	3,018	$	2,304	56	0
	01/2017	INR	103,461		1,528	7	0
	01/2017	SGD	11,366		8,115	268	0
	01/2017		$490	AUD	654	0	(18)
	01/2017		20	CNH	131	0	(1)
	01/2017		2,053	CNY	13,593	0	(106)
	02/2017	DKK	77,308	$	10,980	16	0
	02/2017		$1,961	EUR	1,837	0	(23)
	02/2017		682	ILS	2,593	0	(8)
	02/2017		2,099	MXN	42,806	0	(45)
	02/2017		952	RUB	69,096	166	0
	10/2017	DKK	28,050	$	4,296	262	0
JPM	01/2017	AUD	3,655		2,697	60	0
	01/2017	CAD	3,785		2,822	3	0
	01/2017	CNH	3,369		492	10	0
	01/2017	DKK	18,285		2,631	52	(10)
	01/2017	JPY	1,110,000		10,746	1,235	0
	01/2017		$122	IDR	1,621,161	0	(3)
	01/2017		918	NZD	1,279	0	(30)
	01/2017		3,033	SGD	4,295	0	(68)
	02/2017	DKK	16,295	$	2,314	3	0
	02/2017	RUB	103,275		1,558	0	(106)
	02/2017		$2,979	CHF	2,920	0	(103)
	02/2017		1,013	ZAR	13,991	0	(1)
	03/2017	JPY	2,190,000	$	19,356	553	0
	03/2017		$128	RUB	8,038	1	0
	07/2017	BRL	11,500	$	3,072	0	(297)
	07/2017	DKK	59,755		9,074	528	0
MSB	01/2017	BRL	1,045		321	0	0
	01/2017		$313	BRL	1,045	8	0
	03/2017	KRW	627,284	$	521	2	0
	04/2017	DKK	12,048		1,830	115	0
	07/2017	BRL	32,100		9,175	0	(229)
	07/2017	DKK	1,720		262	16	0
RBC	01/2017	JPY	1,120,000		10,823	1,231	0
	02/2017		$3,779	EUR	3,529	0	(57)
SCX	01/2017	BRL	9,413	$	2,876	0	(17)
	01/2017	SGD	1,088		769	17	0
	01/2017		$2,888	BRL	9,413	4	0
	01/2017		471	CNH	3,238	0	(7)
	01/2017		1,491	MYR	6,256	0	(97)
	02/2017	CNH	3,175	$	467	18	0
	02/2017		$2,850	BRL	9,413	18	0
	02/2017		785	EUR	704	0	(42)
TOR	01/2017		5,584	CAD	7,526	22	0
	02/2017	CAD	7,526	$	5,586	0	(22)
	02/2017	JPY	1,600,000		14,729	1,004	0
UAG	01/2017	INR	163,189		2,401	1	0
	01/2017	KRW	9,472,770		8,035	188	0
	01/2017	MYR	6,256		1,396	2	0
	01/2017		$1,238	INR	83,813	0	(6)
	01/2017		8,357	KRW	9,472,770	0	(510)
	01/2017		1,231	THB	43,432	0	(19)
	03/2017	TWD	82,842	$	2,625	67	0
	03/2017		$6,022	KRW	7,178,398	0	(77)
	03/2017		1,393	MYR	6,256	0	(4)
	04/2017	DKK	17,952	$	2,729	174	0
	04/2017		$2,375	INR	163,189	0	(3)

Total Forward Foreign Currency Contracts						$11,551	$(10,574)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/07/2019		$1,800	$153	$248
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	210
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	140,000	9	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.640	06/19/2017		$160,300	112	91
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		95,900	97	117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		2,800	271	317
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		2,800	255	310

								$1,068	$1,295

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$84.000	01/11/2017	$5,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	40,000	2	0

					$2	$0

Total Purchased Options					$1,070	$1,295

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	8,200	$(66)	$(6)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	984	(8)	0
	Call - OTC EUR versus AUD		1.530	01/10/2017		984	(8)	0
	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	1,475	(14)	(1)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		$1,500	(144)	(92)
	Put - OTC USD versus BRL		3.890	06/28/2018		1,500	(143)	(182)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		1,000	(53)	(3)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,100	(82)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,100	(72)	(42)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,000	(193)	(123)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,000	(192)	(243)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		3,100	(28)	(5)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		1,300	(33)	0
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		1,800	(40)	0

							$(1,076)	$(698)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	11/07/2019	$	9,000	$(155)	$(321)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		9,400	(169)	(278)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	900,000	(10)	(7)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	$	28,200	(529)	(836)

								$(863)	$(1,442)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$3

Total Written Options					$(1,965)	$(2,137)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.497%	EUR	300	$8	$0	$8	$0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.201	$	1,100	167	9	176	0
BPS	HSBC Bank PLC	(1.000)	06/20/2021	1.319	EUR	1,100	14	2	16	0
	ING Bank NV	(1.000)	06/20/2021	1.417		1,000	25	(6)	19	0
BRC	Springleaf Finance Corp.	(5.000)	06/20/2020	3.344	$	1,200	(93)	27	0	(66)
CBK	Barclays Bank PLC	(1.000)	06/20/2021	1.685	EUR	1,000	51	(20)	31	0
	Credit Agricole S.A.	(1.000)	12/20/2021	0.736		100	(1)	0	0	(1)
	HSBC Bank PLC	(1.000)	12/20/2021	1.425		300	8	(2)	6	0
	UBS AG	(1.000)	12/20/2021	1.473		300	11	(4)	7	0
DUB	Cytec Industries, Inc.	(1.000)	09/20/2017	0.086	$	200	2	(3)	0	(1)
GST	SABMiller PLC	(1.000)	01/20/2022	0.334		200	(5)	(2)	0	(7)
JPM	Intesa Sanpaolo SpA	(1.000)	09/20/2024	3.120		400	62	(8)	54	0

							$249	$(7)	$317	$(75)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.492%		$1,100	$(18)	$4	$0	$(14)
BPS	Barclays Bank PLC	1.000	06/20/2017	0.570	EUR	500	(2)	3	1	0
	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132		300	(4)	2	0	(2)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.299		$600	(12)	8	0	(4)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.299		3,800	(76)	53	0	(23)
GST	Brazil Government International Bond	1.000	03/20/2019	1.299		300	(6)	4	0	(2)
HUS	Brazil Government International Bond	1.000	09/20/2019	1.492		600	(10)	2	0	(8)
JPM	Royal Bank of Scotland PLC	1.000	12/20/2021	1.132	EUR	400	(6)	4	0	(2)
MYC	Brazil Government International Bond	1.000	06/20/2019	1.406		$200	(4)	2	0	(2)
	Brazil Government International Bond	1.000	09/20/2019	1.492		1,300	(23)	7	0	(16)

							$(161)	$89	$1	$(73)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	400	$25	$(1)	$24	$0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		1,200	74	(2)	72	0

						$99	$(3)	$96	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	7,300	$	5,573	$(21)	$(112)	$0	$(133)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,050		2,289	17	(169)	0	(152)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	9,500		13,507	(9)	(1,787)	0	(1,796)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	1,270		1,418	(22)	(72)	0	(94)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027		8,640		9,180	32	(133)	0	(101)
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	6,800		9,588	30	(1,233)	0	(1,203)
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,500		7,162	(94)	12	0	(82)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	4,200		5,124	(4)	41	37	0
	Floating rate equal to 3-Month USD-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019	$	2,457	JPY	250,000	(2)	319	317	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	29,800	$	22,465	(31)	(227)	0	(258)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.483% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	300		335	0	(22)	0	(22)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	10,800		15,325	(1,579)	(433)	0	(2,012)
	Floating rate equal to 3-Month USD-LIBOR less 0.767% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	01/23/2019	$	4,816	JPY	490,000	(5)	624	619	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	6,800	$	5,126	(26)	(33)	0	(59)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,200		1,464	(1)	11	10	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		9,600		13,622	(1,676)	(113)	0	(1,789)
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		3,000		4,257	(512)	(47)	0	(559)
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	600		627	8	(48)	0	(40)

								$(3,895)	$(3,422)	$983	$(8,300)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,647,200	$0	$13	$13	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,020,900	0	8	8	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		4,941,500	0	40	40	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,647,200	0	13	13	0

							$0	$74	$74	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$9	$0	$31	$31	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	10	0	37	37	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	7	0	23	23	0
	Pay	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	9	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	10	0	(17)	0	(17)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	7	0	(11)	0	(11)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	6	0	18	18	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	6	0	(4)	0	(4)

						$0	$77	$109	$(32)

Total Swap Agreements						$(3,708)	$(3,192)	$1,580	$(8,480)

(k)	Securities with an aggregate market value of $8,285 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$2,036	$0	$2,036
Belgium
Corporate Bonds & Notes	0	1,269	0	1,269
Brazil
Corporate Bonds & Notes	0	3,000	0	3,000
Sovereign Issues	0	12,639	0	12,639
Canada
Asset-Backed Securities	0	1,978	0	1,978
Corporate Bonds & Notes	0	3,246	0	3,246
Sovereign Issues	0	18,492	0	18,492
China
Sovereign Issues	0	265	0	265
Denmark
Corporate Bonds & Notes	0	40,988	0	40,988
France
Corporate Bonds & Notes	0	5,582	0	5,582
Sovereign Issues	0	16,239	0	16,239
Germany
Corporate Bonds & Notes	0	4,613	0	4,613
Greece
Corporate Bonds & Notes	0	2,702	0	2,702
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,199	0	1,199
Ireland
Asset-Backed Securities	0	941	0	941
Italy
Corporate Bonds & Notes	0	5,867	0	5,867
Non-Agency Mortgage-Backed Securities	0	1,775	0	1,775
Sovereign Issues	0	8,680	0	8,680
Japan
Corporate Bonds & Notes	0	3,283	0	3,283
Sovereign Issues	0	41,494	0	41,494
Luxembourg
Asset-Backed Securities	0	40	0	40
Corporate Bonds & Notes	0	1,355	0	1,355
Multinational
Corporate Bonds & Notes	0	1,219	0	1,219
Netherlands
Asset-Backed Securities	0	196	0	196
Corporate Bonds & Notes	0	7,521	0	7,521
Norway
Corporate Bonds & Notes	0	396	0	396
Sovereign Issues	0	701	0	701
Poland
Sovereign Issues	0	23	0	23
Portugal
Corporate Bonds & Notes	0	1,252	0	1,252
Qatar
Sovereign Issues	0	602	0	602
Saudi Arabia
Sovereign Issues	0	5,043	0	5,043
Slovenia
Sovereign Issues	0	13,801	0	13,801
Spain
Corporate Bonds & Notes	0	1,056	0	1,056
Sovereign Issues	0	10,047	0	10,047
Supranational
Corporate Bonds & Notes	0	3,345	0	3,345
Sweden
Corporate Bonds & Notes	0	2,478	0	2,478
Switzerland
Corporate Bonds & Notes	0	2,554	0	2,554
Sovereign Issues	0	455	0	455
United Kingdom
Corporate Bonds & Notes	0	23,589	0	23,589
Non-Agency Mortgage-Backed Securities	0	4,533	0	4,533
Sovereign Issues	0	10,069	0	10,069
United States
Asset-Backed Securities	0	14,478	0	14,478
Bank Loan Obligations	0	1,298	0	1,298
Corporate Bonds & Notes	0	29,937	0	29,937
Non-Agency Mortgage-Backed Securities	0	46,446	3	46,449
Preferred Securities	227	0	0	227
U.S. Government Agencies	0	123,274	3	123,277
U.S. Treasury Obligations	0	21,385	0	21,385
Short-Term Instruments
Certificates of Deposit	0	1,102	0	1,102
Repurchase Agreements	0	15,452	0	15,452
Japan Treasury Bills	0	93,562	0	93,562
U.S. Treasury Bills	0	9,909	0	9,909
	$227	$623,406	$6	$623,639

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133	$0	$0	$133

Total Investments	$360	$623,406	$6	$623,772

Short Sales, at Value - Liabilities
Sovereign Issues	0	(14,220)	0	(14,220)
U.S. Government Agencies	0	(5,156)	0	(5,156)
	$0	$(19,376)	$0	$(19,376)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	611	384	0	995
Over the counter	0	14,426	0	14,426
	$611	$14,810	$0	$15,421

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(651)	0	(718)
Over the counter	0	(21,191)	0	(21,191)

	$(67)	$(21,842)	$0	$(21,909)

Total Financial Derivative Instruments	$544	$(7,032)	$0	$(6,488)

Totals	$904	$596,998	$6	$597,908

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.3%
BANK LOAN OBLIGATIONS 0.6%
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$709	$708
5.500% due 04/01/2022		2,749	2,755

Total Bank Loan Obligations (Cost $3,283)			3,463

CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 7.4%
Ally Financial, Inc.
2.750% due 01/30/2017		1,300	1,300
3.250% due 09/29/2017		6,000	6,049
5.500% due 02/15/2017		975	979
American International Group, Inc.
5.850% due 01/16/2018		300	313
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,200	461
2.500% due 10/01/2047		600	86
4.000% due 01/01/2018		1,600	236
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$900	908
Deutsche Bank AG
1.350% due 05/30/2017		1,500	1,497
2.792% due 05/10/2019		210	213
4.250% due 10/14/2021		2,900	2,912
6.000% due 09/01/2017		190	194
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,318
4.750% due 08/15/2017		800	815
Goldman Sachs Group, Inc.
2.163% due 09/15/2020		7,100	7,170
ING Bank NV
2.625% due 12/05/2022		800	795
International Lease Finance Corp.
6.250% due 05/15/2019		100	108
JPMorgan Chase & Co.
2.750% due 06/23/2020		2,400	2,421
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,800	2,066
Navient Corp.
5.500% due 01/15/2019		$600	624
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	2,700	387
2.000% due 10/01/2017		6,600	951
2.000% due 01/01/2018		400	58
2.500% due 10/01/2047		1,100	157
Nykredit Realkredit A/S
1.000% due 07/01/2017		1,900	271
1.000% due 10/01/2017		9,800	1,404
2.000% due 10/01/2017		4,200	605
2.500% due 10/01/2047		3,700	529
3.000% due 10/01/2047		1,900	280
Realkredit Danmark A/S
1.000% due 01/01/2017		5,600	793
1.000% due 01/01/2018		800	115
1.000% due 04/01/2018		2,500	360
2.000% due 04/01/2017		3,300	470
2.000% due 01/01/2018		3,300	478
2.500% due 10/01/2047		3,700	530
Santander UK PLC
5.000% due 11/07/2023		$1,800	1,837
Toronto-Dominion Bank
2.250% due 03/15/2021		1,200	1,193

			42,883

INDUSTRIALS 0.5%
AbbVie, Inc.
3.200% due 05/14/2026		1,800	1,713
Cigna Corp.
4.500% due 03/15/2021		200	213
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		200	209

Kinder Morgan, Inc.
7.250% due 06/01/2018	100	106
Pioneer Natural Resources Co.
6.875% due 05/01/2018	400	425
Time Warner Cable LLC
5.850% due 05/01/2017	200	203

		2,869

Total Corporate Bonds & Notes (Cost $46,130)		45,752

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
1.306% due 09/25/2041	4,565	4,585
4.000% due 10/01/2040 †	10	11
Fannie Mae, TBA
3.000% due 02/01/2047	10,000	9,913
3.500% due 01/01/2032 - 02/01/2047	19,000	19,472
Freddie Mac
1.254% due 07/15/2041	1,532	1,536

Total U.S. Government Agencies (Cost $35,228)		35,517

U.S. TREASURY OBLIGATIONS 20.4%
U.S. Treasury Bonds
2.250% due 08/15/2046	2,550	2,139
2.500% due 02/15/2046 (h)	3,843	3,407
2.875% due 11/15/2046	2,630	2,533
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (k)	2,993	3,025
0.125% due 04/15/2021	7,446	7,493
0.125% due 01/15/2022 (h)	1,816	1,820
0.125% due 01/15/2023 (k)	628	624
0.125% due 07/15/2024	71	70
0.125% due 07/15/2026 (m)	2,370	2,293
0.250% due 01/15/2025 (h)(k)(m)	20,656	20,324
0.375% due 07/15/2023 (k)(m)	1,973	1,993
0.375% due 07/15/2025 (m)	133	132
0.625% due 01/15/2026 (k)	824	832
0.750% due 02/15/2042 (m)	481	456
1.000% due 02/15/2046	2,561	2,573
1.250% due 07/15/2020 (k)	1,995	2,108
1.375% due 02/15/2044 (h)(m)	8,245	9,009
1.625% due 01/15/2018 (k)	923	947
1.750% due 01/15/2028 (m)	23	26
1.875% due 07/15/2019 (k)	679	723
2.125% due 02/15/2040 (k)(m)	537	666
2.375% due 01/15/2025 (k)	6,463	7,425
2.500% due 01/15/2029 (h)	13,150	15,876
3.875% due 04/15/2029	323	443
U.S. Treasury Notes
0.875% due 01/31/2017 †	1,000	1,000
1.625% due 04/30/2019 (h)(k)(m)	29,100	29,324
2.000% due 11/15/2026	1,100	1,057

Total U.S. Treasury Obligations (Cost $118,299)		118,318

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	162	164
2.820% due 08/25/2035	50	50
3.044% due 08/25/2033	159	159
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	516	527
Countrywide Alternative Loan Trust
1.567% due 02/25/2036	257	228
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035	123	104
3.005% due 09/20/2036 ^	161	129
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,063	1,089
Structured Adjustable Rate Mortgage Loan Trust
2.986% due 01/25/2035	31	30
Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035	62	59

Total Non-Agency Mortgage-Backed Securities (Cost $2,414)		2,539

ASSET-BACKED SECURITIES 1.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	620	655
CIFC Funding Ltd.
2.082% due 01/29/2025	1,200	1,200
Finn Square CLO Ltd.
2.207% due 12/24/2023	400	400

Jubilee CDO BV
0.023% due 07/30/2024	EUR	341	360
0.179% due 09/20/2022		500	527
Long Beach Mortgage Loan Trust
1.056% due 01/25/2036		$1,900	1,352
Navient Student Loan Trust
1.906% due 03/25/2066		1,087	1,099
Queen Street CLO BV
0.141% due 08/15/2024	EUR	632	665
Shackleton CLO Ltd.
2.064% due 10/20/2023		$3,100	3,104

Total Asset-Backed Securities (Cost $9,065)			9,362

SOVEREIGN ISSUES 13.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	52,400	15,608
0.000% due 01/01/2018 (c)		55,900	15,413
France Government International Bond
2.250% due 07/25/2020 (e)	EUR	4,788	5,749
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)		607	730
3.100% due 09/15/2026 (e)		2,774	3,573
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	935	658
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	5,375	7,809
0.125% due 03/22/2026 (e)		9,465	14,097
0.125% due 03/22/2046 (e)		873	1,752
1.125% due 11/22/2037 (e)		1,764	3,687
1.875% due 11/22/2022 (e)		7,211	11,337

Total Sovereign Issues (Cost $83,825)			80,413

	SHARES
COMMON STOCKS 4.1%
CONSUMER DISCRETIONARY 1.1%
Cabela’s, Inc. (a)(j)		41,120	2,408
CST Brands, Inc. (j)		38,973	1,876
Harman International Industries, Inc.		17,211	1,913

			6,197

CONSUMER STAPLES 0.3%
WhiteWave Foods Co. (a)		33,935	1,887

FINANCIALS 0.1%
Endurance Specialty Holdings Ltd.		5,696	526

HEALTH CARE 0.4%
Alere, Inc. (a)(j)		55,595	2,167

INDUSTRIALS 0.6%
G&K Services, Inc. ‘A’		19,420	1,873
Joy Global, Inc.		66,806	1,871

			3,744

INFORMATION TECHNOLOGY 1.0%
Brocade Communications Systems, Inc.		152,095	1,900
Intersil Corp. ‘A’		84,213	1,878
NXP Semiconductor NV (a)		19,280	1,889

			5,667

MATERIALS 0.6%
Chemtura Corp. (a)		56,634	1,880
Valspar Corp.		18,400	1,907

			3,787

Total Common Stocks (Cost $24,868)			23,975

EXCHANGE-TRADED FUNDS 8.2%
iShares MSCI EAFE ETF		322,629	18,625
Vanguard FTSE Emerging Markets ETF		372,704	13,335

Vanguard REIT ETF		192,354	15,875

Total Exchange-Traded Funds (Cost $52,170)			47,835

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.745% due 11/06/2017		$1,600	1,601
Norinchukin Bank
1.589% due 10/10/2017		3,300	3,308
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,000	1,002

			5,911

REPURCHASE AGREEMENTS (g) 7.0%			40,488

SHORT-TERM NOTES 2.3%
Federal Home Loan Bank
0.492% due 01/03/2017 (c)(d)†		1,600	1,600
0.497% due 01/05/2017 (c)(d)†		10,400	10,400
0.507% due 01/13/2017 (c)(d)†		1,000	1,000

			13,000

JAPAN TREASURY BILLS 3.5%
(0.345)% due 01/10/2017 - 02/06/2017 (b)(c)	JPY	2,370,000	20,280

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (c)(d)	MXN	3,500	168

U.S. TREASURY BILLS 0.2%
0.452% due 02/02/2017 - 03/02/2017 (b)(c)(m)		$1,259	1,258

Total Short-Term Instruments (Cost $83,780)			81,105

Total Investments in Securities (Cost $459,062)			448,279

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
MUTUAL FUNDS (f) 16.2%
PIMCO Capital Securities and Financials Fund		506,835	5,053
PIMCO Income Fund		3,332,700	40,192
PIMCO Mortgage Opportunities Fund		2,149,234	23,405
PIMCO RAE Fundamental PLUS Fund		2,649,648	18,362
PIMCO TRENDS Managed Futures Strategy Fund		764,128	7,252

Total Mutual Funds (Cost $92,064)			94,264

EXCHANGE-TRADED FUNDS 3.0%
PIMCO Diversified Income Active Exchange-Traded Fund		131,043	6,437
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund		260,000	10,879

Total Exchange-Traded Funds (Cost $19,046)			17,316

SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III		5,359,011	52,974

Total Short-Term Instruments (Cost $52,977)			52,974

Total Investments in Affiliates (Cost $164,087)			164,554

Total Investments 105.6% (Cost $623,149)			$612,833
Financial Derivative Instruments (i)(l) (0.3)% (Cost or Premiums, net $17,442)			(1,632)
Other Assets and Liabilities, net (5.3)%			(30,621)

Net Assets 100.0%			$580,580

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.450% †	12/30/2016	01/03/2017	$14,000	U.S. Treasury Bonds 3.125% due 02/15/2043	$(14,423)	$14,000	$14,000
SAL	0.610 †	12/30/2016	01/03/2017	14,000	U.S. Treasury Notes 2.000% due 11/30/2022	(14,309)	14,000	14,001
SSB	0.010	12/30/2016	01/03/2017	788	U.S. Treasury Notes 1.000% - 3.500% due 02/15/2018 - 05/15/2018 (2)	(809)	788	788
TDM	0.600 †	12/30/2016	01/03/2017	11,700	U.S. Treasury Notes 2.125% due 05/15/2025	(12,009)	11,700	11,701

Total Repurchase Agreements						$(41,550)	$40,488	$40,490

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.000%	11/04/2016	01/04/2017	$(3,336)	$(3,342)
BSN	0.820	10/28/2016	01/27/2017	(5,154)	(5,162)
	0.820	10/31/2016	01/30/2017	(8,697)	(8,710)
GRE	0.930	12/19/2016	01/03/2017	(3,781)	(3,782)
IND	0.830	12/27/2016	01/09/2017	(977)	(977)
RDR	0.830	10/20/2016	01/20/2017	(7,052)	(7,064)
SCX	0.820	10/21/2016	01/23/2017	(17,104)	(17,133)

Total Reverse Repurchase Agreements					$(46,170)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(117,412) at a weighted average interest rate of 0.578%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$5,000	$(4,907)	$(4,964)
Fannie Mae, TBA	4.000	01/01/2047	2,000	(2,098)	(2,102)

Total Short Sales				$(7,005)	$(7,066)

(h)	Securities with an aggregate market value of $45,931 and cash of $386 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,300.000	03/17/2017	54	$203	$112
Call - EUREX EURO STOXX 50 Index	3,250.000	03/17/2017	182	156	231

				$359	$343

Total Purchased Options				$359	$343

Written Options:

Options on Exchange-traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	62	$(29)	$(12)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,130.000	01/20/2017	29	$(60)	$(12)
Put - CBOE S&P 500 Index	2,150.000	01/20/2017	29	(55)	(16)
Put - CBOE S&P 500 Index	2,200.000	03/17/2017	54	(208)	(237)
Put - EUREX EURO STOXX 50 Index	3,100.000	03/17/2017	182	(157)	(102)

				$(480)	$(367)

Total Written Options				$(509)	$(379)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures †	Short	05/2017	53	$43	$0	$0
Arabica Coffee May Futures †	Short	05/2017	22	82	0	(14)
Brent Crude May Futures †	Long	03/2017	38	49	0	0
Call Options Strike @ USD 61.000 on Brent Crude March Futures †	Short	01/2017	103	46	0	(1)
Copper May Futures †	Long	05/2017	7	3	0	0
Corn May Futures †	Short	05/2017	104	38	0	(9)
Cotton No. 2 May Futures †	Long	05/2017	6	(3)	0	0
E-mini S&P 500 Index March Futures	Long	03/2017	1,339	(582)	0	(596)
Euro STOXX 50 March Futures	Long	03/2017	1,234	1,114	208	(91)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	33	(76)	10	(16)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	33	87	19	(16)
FTSE 100 Index March Futures	Long	03/2017	167	302	25	(5)
Gas Oil April Futures †	Short	04/2017	30	(53)	5	0
Gold 100 oz. April Futures †	Short	04/2017	13	92	8	0
Gold 100 oz. February Futures †	Short	02/2017	46	355	30	0
Hang Seng China Enterprises Index January Futures	Long	01/2017	78	89	50	0
JPX Nikkei Index 400 March Futures	Long	03/2017	1,933	616	58	(405)
Lead May Futures †	Long	05/2017	12	(50)	0	0
Mini MSCI Emerging Markets Index March Futures	Long	03/2017	540	(579)	0	(157)
Natural Gas April Futures †	Long	03/2017	27	2	0	(10)
New York Harbor ULSD April Futures †	Short	03/2017	20	(62)	0	(6)
Nikkei 225 Yen-denominated Futures March Futures	Short	03/2017	58	(169)	75	(4)
Platinum April Futures †	Long	04/2017	92	(133)	15	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	218	3	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	218	(12)	0	0
S&P/Toronto Stock Exchange 60 March Futures	Long	03/2017	56	(19)	19	(75)
Silver May Futures †	Short	05/2017	2	8	2	0
Soybean May Futures †	Long	05/2017	9	(13)	0	(4)
Sugar No. 11 May Futures †	Long	04/2017	73	28	3	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	146	32	0	(9)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	200	(135)	0	(33)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	874	543	301	0
United Kingdom Long Gilt March Futures	Short	03/2017	59	(194)	3	(60)
Wheat March Futures †	Short	03/2017	77	60	0	(12)
Wheat May Futures †	Short	05/2017	29	(5)	0	(4)
WTI Crude May Futures †	Short	04/2017	20	3	1	0
Zinc May Futures †	Long	05/2017	22	(25)	0	0

Total Futures Contracts				$1,485	$832	$(1,527)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	06/20/2021	0.285%	$900	$(28)	$(3)	$0	$0
Boston Scientific Corp.	1.000	06/20/2020	0.263	1,200	(31)	0	0	0
Cigna Corp.	1.000	03/20/2021	0.335	200	(5)	0	0	0
Kraft Heinz Foods Co.	1.000	09/20/2020	0.424	700	(15)	1	0	0

					$(79)	$(2)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	4,300	$(274)	$(120)	$0	$(5)
CDX.IG-26 5-Year Index	1.000	06/20/2021	5,100	(88)	(28)	0	(1)
CDX.IG-27 5-Year Index	1.000	12/20/2021	102,600	(1,592)	(366)	0	(31)

				$(1,954)	$(514)	$0	$(37)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	15.700%	01/02/2017	BRL	289,700	$(1,592)	$(39)	$2	$0
Pay *	3-Month CAD-Bank Bill	2.250	06/16/2026	CAD	8,660	(20)	(97)	6	0
Receive *	3-Month USD-LIBOR	0.996	04/05/2018		$500	2	2	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		22,500	(143)	689	0	(17)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		2,300	51	18	0	(3)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		25,200	245	94	40	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		43,010	439	576	0	(100)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		36,200	536	672	0	(84)
Pay *	3-Month USD-LIBOR	2.100	05/20/2026		490	(14)	(20)	1	0
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		6,800	271	282	0	(15)
Pay *	3-Month USD-LIBOR	1.950	11/08/2026		10,400	(375)	(344)	23	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		3,790	200	298	0	(13)
Receive *	3-Month USD-LIBOR	2.765	07/18/2028		31,400	(480)	(592)	0	(218)
Pay *	6-Month EUR-EURIBOR	1.100	05/20/2026	EUR	1,090	(1)	4	3	0
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		18,800	(378)	(484)	81	0
Receive *	6-Month GBP-LIBOR	0.500	03/15/2019	GBP	56,700	187	293	0	(63)
Receive *	6-Month GBP-LIBOR	1.900	05/18/2026		1,650	(35)	11	0	(7)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		11,000	657	(189)	0	(81)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		3,510	(819)	(268)	0	(66)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		2,750	(273)	(222)	0	(48)
Receive	6-Month JPY-LIBOR	0.250	09/18/2020	JPY	40,000	(3)	3	0	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		1,080,000	581	273	19	0
Pay	6-Month JPY-LIBOR	1.000	03/20/2024		1,220,000	694	304	24	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		210,000	20	(28)	4	0
Receive *	6-Month JPY-LIBOR	0.300	05/25/2026		488,000	3	52	0	(7)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		513,000	819	709	78	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	94,200	(104)	(95)	15	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		18,300	(9)	(9)	3	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		40,200	17	18	14	0
Pay	28-Day MXN-TIIE	8.300	12/11/2031		10,200	7	6	6	0
Receive	CPTFEMU	0.580	10/15/2017	EUR	12,000	2	42	0	(3)
Pay	CPTFEMU	0.830	05/15/2018		7,000	(75)	(44)	0	(1)
Receive	CPTFEMU	0.625	09/15/2018		4,800	20	34	1	0
Receive	CPTFEMU	0.650	10/15/2018		3,700	16	25	0	0
Receive	CPTFEMU	0.882	11/15/2018		3,500	22	22	1	0
Receive	CPTFEMU	0.806	04/15/2021		5,380	123	87	4	0
Receive	CPTFEMU	0.875	05/15/2021		5,300	113	78	4	0
Pay	CPTFEMU	1.165	12/15/2021		2,290	5	4	2	0
Receive	CPTFEMU	1.385	12/15/2026		6,600	(64)	(57)	0	(9)
Receive	CPURNSA	2.026	11/23/2020		$5,100	32	32	1	0
Receive	CPURNSA	2.021	11/25/2020		4,900	32	32	1	0
Receive	FRCPXTOB	0.890	11/15/2018	EUR	2,500	23	21	2	0
Pay	UKRPI	3.400	06/15/2030	GBP	28,700	(185)	(194)	0	(49)
Pay	UKRPI	3.585	10/15/2046		1,200	(49)	19	2	0

						$498	$2,018	$337	$(784)

Total Swap Agreements						$(1,535)	$1,502	$337	$(821)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $4,448 and cash of $1 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $17,976 and cash of $3,875 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	7,140		$5,139	$0	$(13)
	02/2017		$5,136	AUD	7,140	13	0
BOA	01/2017	CHF	8,995		$8,790	0	(45)
	01/2017	EUR	14,594		15,178	0	(187)
	01/2017	SGD	5,609		3,976	104	0
	01/2017	TRY	2,967		947	109	0
	02/2017		$8,804	CHF	8,995	47	0
	02/2017		15,199	EUR	14,594	186	0
	04/2017	DKK	3,372		$511	31	0
	04/2017		$1	DKK	6	0	0
BPS	01/2017	BRL	9,200		$2,119	0	(708)
	01/2017	DKK	5,656		866	65	0
	01/2017	EUR	2,041		2,135	0	(13)
	01/2017	GBP	15,626		19,540	281	0
	01/2017	INR	112,627		1,666	10	0
	01/2017		$2,823	BRL	9,200	4	0
	01/2017		11,156	EUR	10,518	0	(82)
	01/2017		16,395	JPY	1,676,887	0	(2,047)
	02/2017	JPY	150,000		$1,433	147	0
	02/2017	MXN	2,428		117	1	0
	04/2017	BRL	7,300		2,075	0	(113)
	01/2018		3,050		845	0	(16)
BRC	01/2017	COP	1,934,121		651	9	0
	01/2017	DKK	596		89	5	0
	07/2017		1,919		293	18	0
CBK	01/2017	CNH	4,994		719	4	0
	01/2017	DKK	6,380		952	48	0
	01/2017	JPY	1,201,300		11,351	1,077	(8)
	01/2017	NZD	720		510	9	0
	01/2017		$9,475	CHF	9,579	0	(67)
	01/2017		1,865	EUR	1,764	6	(14)
	02/2017	JPY	500,000		$4,772	486	0
DUB	01/2017	BRL	27,100		7,467	0	(860)
	01/2017	INR	74,651		1,104	7	0
	01/2017		$8,333	BRL	27,100	13	(20)
	02/2017		2,535	CNH	17,790	0	(18)
	02/2017		2,650	CNY	18,042	0	(91)
	02/2017		9,043	MXN	173,487	0	(720)
	01/2018	BRL	3,500		$970	0	(18)
GLM	01/2017		20,300		4,749	0	(1,488)
	01/2017	CHF	584		570	0	(3)
	01/2017	CLP	615,800		938	20	0
	01/2017	DKK	8,705		1,237	6	(1)
	01/2017	JPY	780,000		7,709	1,033	0
	01/2017		$6,043	BRL	20,300	194	0
	01/2017		633	GBP	508	0	(7)
	01/2017		3,316	JPY	375,300	0	(105)
	03/2017	HKD	4,533		$584	0	(1)
HUS	01/2017	DKK	820		123	7	0
	01/2017	SEK	28,875		3,170	1	0
	01/2017		$2,332	DKK	15,505	0	(136)
	01/2017		12,115	INR	818,743	0	(79)
	02/2017	CNH	244,275		$35,931	1,363	0
	02/2017	CNY	10,336		1,472	6	0
	02/2017		$1,027	ILS	3,902	0	(13)
	02/2017		7,141	RUB	462,380	309	0
	02/2017		3,175	SEK	28,875	0	0
	03/2017	TWD	31,124		$990	29	0
	10/2017	DKK	24,367		3,729	225	0
IND	01/2017	CAD	862		639	0	(3)
	01/2017		$21,768	GBP	17,780	146	0
	01/2017		3,154	SEK	28,875	16	0
	02/2017	GBP	17,780		$21,782	0	(147)
	04/2017	BRL	8,400		2,405	0	(113)
JPM	01/2017		16,900		3,976	0	(1,217)
	01/2017	DKK	5,600		817	26	(2)
	01/2017	GBP	1,469		1,871	60	0
	01/2017	INR	258,899		3,779	0	(27)
	01/2017	JPY	1,375,871		11,705	0	(69)
	01/2017		$5,269	AUD	7,140	0	(116)
	01/2017		5,143	BRL	16,900	50	0
	01/2017		1,039	EUR	971	0	(17)
	01/2017		786	NOK	6,650	0	(16)
	01/2017		201	THB	7,261	1	0
	02/2017	CNH	23,628		$3,444	100	0
	02/2017	MXN	180,583		8,976	313	0
	02/2017	RUB	87,470		1,320	0	(89)
	02/2017		$11,719	JPY	1,375,871	72	0
	02/2017		3,331	MXN	70,136	34	0
	02/2017	ZAR	13,370		$969	1	0
	03/2017	THB	7,261		201	0	(1)
	04/2017	BRL	36,700		10,565	0	(436)
	10/2017	DKK	2,090		320	20	0
	01/2018	BRL	5,850		1,617	0	(34)
MSB	01/2017		$289	CNH	1,949	0	(10)
NGF	01/2017	BRL	15,000		$4,603	0	(6)
	01/2017		$4,579	BRL	15,000	30	0
	01/2018	BRL	43,500		$12,204	0	(72)
SCX	01/2017		50,783		15,277	0	(326)
	01/2017	CNH	61,721		8,952	109	0
	01/2017	GBP	1,193		1,464	0	(6)
	01/2017		$15,582	BRL	50,783	21	0
	01/2017		11,876	CAD	16,020	57	0
	01/2017		9,291	CNH	64,765	0	(11)
	01/2017		689	EUR	660	6	0
	01/2017		4,395	JPY	491,071	0	(193)
	02/2017	CNH	64,765		$9,196	31	0
	02/2017	MXN	3,472		169	2	0
	02/2017		$7,949	BRL	26,254	51	0
TOR	01/2017	BRL	49,141		$14,210	0	(888)
	01/2017	CAD	15,158		11,247	0	(44)
	01/2017		$14,487	BRL	49,141	612	0
	02/2017		11,251	CAD	15,158	43	0
UAG	01/2017	IDR	2,190,767		$165	3	0
	01/2017	KRW	762,087		639	8	0
	01/2017	PHP	14,667		292	0	(3)
	01/2017	THB	7,261		206	3	0
	01/2017		$2,941	EUR	2,722	0	(75)
	01/2017		1,780	HKD	13,793	0	(1)
	01/2017		162	IDR	2,190,767	0	0
	01/2017		3,873	JPY	440,900	0	(100)
	01/2017		672	KRW	762,087	0	(41)
	01/2017		303	PHP	14,667	0	(8)
	01/2017		2,202	SGD	3,065	0	(86)
	03/2017	IDR	2,190,767		$160	0	0
	03/2017		$639	KRW	762,087	0	(8)
	03/2017		290	PHP	14,667	3	0

Total Forward Foreign Currency Contracts						$7,691	$(11,038)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,929.200	10Y USD CMS 2.277	02/01/2017	20,989	$729	$11
MYI	Put - OTC S&P 500 Index U&I @ 2065.160	10Y USISDA 1.865	07/20/2017	26,690	685	1,011

					$1,414	$1,022

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$181,300	$3,141	$484
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	95,000	47	64
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	5,000	501	182
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,000	501	784
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	6,700	457	537
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	1,131
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	137,400	69	40
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	75,500	40	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	231,400	4,880	618
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	148,950	6,339	1,357
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	10,100	929	1,066
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	3,000	300	322
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	3,000	314	332
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	11,900	1,122	1,379
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,400	340	124
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,400	340	533

							$24,233	$8,991

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$64,400	$901	$307
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	64,800	901	308

						$1,802	$615

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$ 84.000	01/11/2017	$40,000	$2	$0

Total Purchased Options					$27,451	$10,628

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	1,400	$(2)	$0
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		4,900	(11)	(4)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		5,500	(11)	(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		3,300	(6)	(1)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		1,100	(2)	0
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017		$14,000	(38)	(32)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	1,700	(3)	0

							$(73)	$(38)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$1.297	01/27/2017	GBP	9,530	$(77)	$(6)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(89)
JPM	Cap - OTC YOY CPURNSA	TBD	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		$8,600	(23)	26
	Floor - OTC YOY CPURNSA	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	25
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(84)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(46)

							$(671)	$(168)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$33,800	$(476)	$(718)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	54,900	(392)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	54,900	(439)	(575)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	46,900	(931)	(1,257)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	14,000	(301)	(387)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	14,000	(315)	(396)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	56,100	(1,125)	(1,671)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	13,000	(113)	(28)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	13,000	(113)	(267)

							$(4,205)	$(5,329)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$128,800	$(902)	$(138)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	129,600	(901)	(138)

						$(1,803)	$(276)

*	The underlying instrument has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC MSCI Emerging Markets Index	820.830	01/20/2017	$7	$(41)	$(31)

Total Written Options					$(6,870)	$(5,848)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 1Q17 †	$5.540	03/31/2017	3,600	$(4)	$(2)	$0	$(6)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	1,200	0	2	2	0
	Receive	PLATGOLD N7 †	238.250	07/07/2017	2,100	7	(28)	0	(21)
GST	Pay	PLATGOLD F7 †	233.500	01/06/2017	100	0	2	2	0
	Receive	PLATGOLD N7 †	232.800	07/05/2017	1,000	0	(15)	0	(15)
JPM	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	72,000	0	77	77	0
MAC	Pay	EURMARGIN 1Q17 †	5.720	03/31/2017	4,500	(3)	(4)	0	(7)
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	1,800	1	2	3	0
MYC	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	10,800	0	8	8	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	10,800	0	7	7	0

						$1	$49	$99	$(49)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	06/20/2018	0.331%	$400	$5	$(9)	$0	$(4)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Deutsche Bank AG	1.000%	12/20/2017	0.934%	EUR	200	$(3)	$3	$0	$0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.290		1,300	0	5	5	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		1,200	(18)	19	1	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.480	$	200	(6)	2	0	(4)
CBK	Brazil Government International Bond	1.000	06/20/2021	2.514		200	(16)	3	0	(13)
	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.576		20,500	(77)	169	92	0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	300	(3)	3	0	0
	Mexico Government International Bond	1.000	06/20/2021	1.407	$	200	(4)	1	0	(3)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514		300	(24)	5	0	(19)
	Brazil Government International Bond	1.000	12/20/2021	2.754		11,000	(906)	36	0	(870)
	Mexico Government International Bond	1.000	06/20/2021	1.407		1,600	(37)	10	0	(27)
HUS	Brazil Government International Bond	1.000	06/20/2021	2.514		2,100	(136)	5	0	(131)
	Colombia Government International Bond	1.000	06/20/2021	1.480		200	(6)	2	0	(4)
	Mexico Government International Bond	1.000	06/20/2021	1.407		300	(7)	2	0	(5)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.514		100	(7)	1	0	(6)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	300	(4)	5	1	0
	Deutsche Bank AG	1.000	12/20/2021	3.416		400	(79)	32	0	(47)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622	$	500	(28)	15	0	(13)

							$(1,361)	$318	$99	$(1,142)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$1,599	$(34)	$34	$0	$0
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(19)	16	0	(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,800	(419)	319	0	(100)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,400	(529)	345	0	(184)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,900	(618)	482	0	(136)

					$(1,619)	$1,196	$0	$(423)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017	$		16,450	$0	$(25)	$0	$(25)
	Pay	CPURNSA	2.000	04/15/2017			9,750	0	(28)	0	(28)
	Receive	CPURNSA	1.565	06/07/2018			1,100	0	9	9	0
	Pay	UKRPI	3.350	08/15/2030		GBP	2,300	(8)	(49)	0	(57)
BPS	Receive	CPTFEMU	0.550	10/15/2017		EUR	1,500	0	1	1	0
	Receive	CPTFEMU	0.806	04/15/2021			3,100	0	71	71	0
	Pay	FRCPXTOB	1.140	08/15/2026			600	0	(26)	0	(26)
CBK	Pay	CPTFEMU	1.177	05/15/2026			1,300	0	(41)	0	(41)
	Pay	FRCPXTOB	1.675	06/15/2025			6,100	0	273	273	0
GLM	Pay	FRCPXTOB	1.140	08/15/2026			600	0	(26)	0	(26)
JPM	Pay	CPURNSA	1.512	01/15/2017		$	13,300	0	(19)	0	(19)
	Receive	CPURNSA	1.550	07/26/2021			1,900	0	59	59	0
	Receive	CPURNSA	1.602	09/12/2021			1,390	0	38	38	0
	Pay	CPURNSA	1.730	07/26/2026			1,900	0	(104)	0	(104)
	Pay	CPURNSA	1.801	09/12/2026			1,390	0	(66)	0	(66)
	Pay	CPURNSA	1.780	09/15/2026			6,700	(7)	(325)	0	(332)
MYC	Pay	CPURNSA	1.787	07/18/2026			300	0	(15)	0	(15)
	Pay	CPURNSA	1.810	07/19/2026			4,000	0	(188)	0	(188)
	Pay	CPURNSA	1.800	07/20/2026			2,300	0	(110)	0	(110)
	Pay	CPURNSA	1.805	09/20/2026			15,300	0	(729)	0	(729)
RYL	Pay	FRCPXTOB	1.140	08/15/2026		EUR	500	0	(21)	0	(21)
UAG	Pay	CPURNSA	2.062	05/12/2025		$	22,600	0	(156)	0	(156)

								$(15)	$(1,477)	$451	$(1,943)

Total Return Swaps on Commodity, Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	SPGCINP Index †	11,127	(0.100)%	02/15/2017		$1,928	$0	$102	$102	$0
FBF	Receive	SMI Index	820	3-Month USD-LIBOR less a specified spread	03/17/2017	CHF	6,602	0	97	97	0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$9,593	0	(17)	0	(17)
GST	Pay	SPGCINP Index †	5,926	(0.050)%	08/15/2017		1,027	0	54	54	0
	Receive	SPGCINP Index †	1,404	(0.050)%	08/15/2017		243	0	(13)	0	(13)
MEI	Receive	KOSPI2 Index	18,500,000	3-Month USD-LIBOR less a specified spread	03/09/2017	KRW	4,664,312	0	120	120	0
	Receive	TWSE Index	6,000	3-Month USD-LIBOR less a specified spread	01/18/2017	TWD	55,734	0	(5)	0	(5)

								$0	$338	$373	$(35)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index	8.851%	06/16/2017	$1,457	$0	$68	$68	$0
	Receive	SPGCCLP Index	9.303	06/16/2017	1,475	0	62	62	0
GST	Pay	GOLDLNPM Index †	7.023	07/29/2020	6,604	0	186	186	0
	Pay	GOLDLNPM Index †	7.840	09/09/2020	357	0	8	8	0
	Pay	SPGCCLP Index	11.834	06/16/2017	1,475	0	(24)	0	(24)
	Pay	SPGCCLP Index	12.076	06/16/2017	1,457	0	(21)	0	(21)
JPM	Pay	GOLDLNPM Index †	11.156	05/07/2020	5,838	0	334	334	0
	Pay	GOLDLNPM Index †	9.000	07/24/2020	3,167	0	111	111	0

						$0	$724	$769	$(45)

Total Swap Agreements						$(2,989)	$1,139	$1,791	$(3,641)

(m)	Securities with an aggregate market value of $8,403 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,463	$0	$3,463
Corporate Bonds & Notes
Banking & Finance	0	42,883	0	42,883
Industrials	0	2,869	0	2,869
U.S. Government Agencies	0	35,517	0	35,517
U.S. Treasury Obligations	0	118,318	0	118,318
Non-Agency Mortgage-Backed Securities	0	2,539	0	2,539
Asset-Backed Securities	0	9,362	0	9,362
Sovereign Issues	0	80,413	0	80,413
Common Stocks
Consumer Discretionary	6,197	0	0	6,197
Consumer Staples	1,887	0	0	1,887
Financials	526	0	0	526
Health Care	2,167	0	0	2,167
Industrials	3,744	0	0	3,744
Information Technology	5,667	0	0	5,667
Materials	3,787	0	0	3,787
Exchange-Traded Funds	47,835	0	0	47,835
Short-Term Instruments
Certificates of Deposit	0	5,911	0	5,911
Repurchase Agreements	0	40,488	0	40,488
Short-Term Notes	0	13,000	0	13,000
Japan Treasury Bills	0	20,280	0	20,280
Mexico Treasury Bills	0	168	0	168
U.S. Treasury Bills	0	1,258	0	1,258
	$71,810	$376,469	$0	$448,279

Investments in Affiliates, at Value
Mutual Funds	94,264	0	0	94,264
Exchange-Traded Funds	17,316	0	0	17,316
Short-Term Instruments
Central Funds Used for Cash Management Purposes	52,974	0	0	52,974

	$164,554	$0	$0	$164,554

Total Investments	$236,364	$376,469	$0	$612,833

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,066)	$0	$(7,066)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	832	680	0	1,512
Over the counter	0	19,088	1,022	20,110
	$832	$19,768	$1,022	$21,622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,539)	(1,188)	0	(2,727)
Over the counter	0	(20,527)	0	(20,527)

	$(1,539)	$(21,715)	$0	$(23,254)

Total Financial Derivative Instruments	$(707)	$(1,947)	$1,022	$(1,632)

Totals	$235,657	$367,456	$1,022	$604,135

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 198.2%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.857% due 07/03/2033	$500	$375

Total Corporate Bonds & Notes (Cost $369)		375

U.S. GOVERNMENT AGENCIES 179.8%
Fannie Mae
1.748% due 10/25/2046 (a)	426	23
1.815% due 07/25/2044 (a)	1,426	74
1.868% due 09/25/2045 (a)	1,188	71
1.870% due 10/25/2045 (a)	1,882	121
1.910% due 07/25/2045 (a)	5,798	387
1.916% due 04/25/2055 (a)	2,184	128
1.920% due 07/25/2052 (a)	1,462	93
1.943% due 07/25/2044 (a)	1,776	97
1.992% due 03/25/2045 (a)	1,381	88
2.000% due 07/01/2028 - 01/01/2032	2,574	2,520
2.006% due 01/25/2045 (a)	1,804	124
2.072% due 08/25/2054 (a)	1,916	119
2.096% due 08/25/2044 (a)	1,497	106
2.143% due 08/25/2055 (a)	1,381	83
2.292% due 01/25/2022 (a)	5,758	415
2.677% due 09/01/2041	1,640	1,718
2.693% due 02/01/2042	1,500	1,549
2.753% due 10/01/2037	8,129	8,599
2.787% due 05/01/2035	542	571
2.791% due 01/01/2036	1,307	1,383
2.962% due 05/01/2038	4,931	5,229
3.000% due 09/25/2039 - 05/25/2046 (a)	12,457	1,705
3.000% due 07/01/2042 - 12/01/2046	8,858	8,662
3.037% due 10/25/2042	884	751
3.320% due 01/01/2029	3,500	3,516
3.440% due 02/01/2032	5,000	5,039
3.500% due 03/01/2022 - 09/01/2046	17,882	18,523
3.500% due 04/25/2046 (a)	2,460	264
3.765% due 12/01/2025	3,000	3,166
4.000% due 05/01/2019 - 07/01/2046	35,152	37,080
4.000% due 06/25/2044 (a)	422	64
4.500% due 05/01/2018 - 01/01/2042	8,991	9,612
4.500% due 06/25/2024 (a)	440	19
5.000% due 02/01/2025 - 12/01/2044	1,134	1,233
5.394% due 08/25/2042 (a)	1,854	315
5.444% due 11/25/2044 (a)	8,252	1,534
5.500% due 02/01/2027 - 11/01/2039	595	658
5.800% due 02/01/2035	27	27
5.894% due 08/25/2018 (a)	24,338	1,604
6.000% due 11/01/2017 - 10/01/2048	4,628	5,280
6.500% due 09/01/2036 - 09/01/2037	307	340
6.500% due 04/25/2038 (a)	213	53
7.894% due 10/25/2045	872	859
Fannie Mae, TBA
2.500% due 01/01/2047	2,000	1,902
3.000% due 01/01/2047 - 02/01/2047	111,800	110,828
3.500% due 01/01/2032 - 02/01/2047	25,700	26,438
4.000% due 01/01/2047	1,000	1,051
4.500% due 01/01/2032	500	513
5.000% due 01/01/2047	8,000	8,714
Freddie Mac
0.000% due 05/15/2033 (b)(e)	525	480
0.989% due 01/25/2020 (a)	35,377	888
1.030% due 11/25/2022 (a)	7,631	371
1.202% due 04/25/2021 (a)	23,069	1,010
1.344% due 11/25/2019 (a)	12,318	369
1.675% due 10/15/2037 (a)	498	29
1.712% due 10/15/2037 (a)	176	10
1.780% due 07/25/2019	2,000	1,994
1.885% due 03/15/2037 (a)	495	33
1.892% due 10/15/2037 (a)	5,519	350
1.900% due 05/15/2037 (a)	335	24
1.953% due 11/15/2036 (a)	1,139	77
1.982% due 06/15/2038 (a)	706	47
2.019% due 11/15/2038 (a)	1,478	104
2.030% due 08/15/2041 (a)	441	29

2.094% due 10/15/2041 (a)	1,075	68
2.129% due 02/15/2038 (a)	881	65
2.217% due 02/15/2038 (a)	1,107	72
2.272% due 08/15/2036 (a)	894	58
2.500% due 01/01/2028 - 06/01/2043	7,593	7,242
2.500% due 01/15/2040 (a)	4,143	419
2.791% due 09/01/2037	1,898	2,011
2.826% due 09/01/2034	2,855	3,020
2.986% due 10/01/2039	5,049	5,327
3.000% due 02/15/2033 - 12/15/2042 (a)	5,141	523
3.000% due 07/01/2043 - 08/01/2046	4,777	4,746
3.118% due 11/01/2036	1,022	1,082
3.200% due 05/01/2031	8	8
3.375% due 11/01/2041	6,486	6,795
4.000% due 02/01/2019 - 08/01/2042	6,390	6,771
4.000% due 11/15/2042 (a)	2,570	488
4.500% due 02/01/2019 - 08/01/2040	653	683
5.000% due 07/01/2033 - 03/01/2041	604	630
5.500% due 09/01/2034 - 03/01/2041	538	585
6.000% due 08/01/2023	17	18
7.500% due 08/15/2029 (a)	6	1
10.123% due 10/15/2035	457	525
10.489% due 04/15/2044	32	32
10.622% due 05/15/2035	655	770
13.533% due 05/15/2041	4,052	4,964
Freddie Mac, TBA
3.000% due 01/01/2047	1,000	992
3.500% due 02/01/2047	3,000	3,066
4.000% due 02/01/2047	2,000	2,097
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(e)	934	757
0.000% due 10/16/2042 - 01/16/2052 (a)	17,501	73
0.124% due 11/16/2051 (a)	12,510	93
0.616% due 04/16/2042 (a)	9,488	375
0.719% due 11/16/2044 (a)	5,346	321
0.860% due 08/16/2052 (a)	31,165	968
0.900% due 10/20/2066	3,678	3,674
0.907% due 01/16/2031 - 02/16/2032	219	219
0.957% due 08/16/2032	15	15
0.982% due 08/16/2040 (a)	7,301	268
1.007% due 12/16/2026 - 08/16/2031	136	136
1.015% due 11/16/2043 (a)	21,233	880
1.030% due 01/20/2062 - 03/20/2065	3,055	3,053
1.087% due 09/20/2045 (a)	2,930	98
1.110% due 09/20/2062	1,614	1,613
1.194% due 06/20/2043 (a)	1,819	68
1.207% due 05/16/2027	18	18
1.210% due 08/20/2061 - 11/20/2065	10,689	10,613
1.230% due 12/20/2061 - 10/20/2065	19,389	19,378
1.242% due 06/20/2042 (a)	2,400	84
1.250% due 09/20/2063	4,011	4,024
1.257% due 04/16/2032	63	64
1.280% due 10/20/2061 - 09/20/2065	8,821	8,807
1.284% due 08/20/2045 (a)	946	31
1.286% due 02/20/2060	16,016	16,037
1.292% due 06/20/2042 (a)	2,210	78
1.330% due 05/20/2066 - 06/20/2066	9,617	9,579
1.512% due 03/20/2058	4,652	4,706
1.606% due 05/20/2061	5,837	5,913
1.651% due 05/20/2061	2,798	2,834
1.830% due 09/20/2063	2,553	2,613
2.000% due 02/20/2030 - 01/20/2034	596	618
2.125% due 06/20/2038	196	203
2.245% due 04/20/2061	5,718	5,941
2.500% due 09/20/2027 (a)	5,925	481
2.500% due 06/15/2043 - 08/15/2043	857	832
3.000% due 11/20/2026 - 01/15/2046	26,237	26,542
3.000% due 01/20/2029 - 02/20/2043 (a)	11,651	1,352
3.150% due 11/15/2042 - 12/20/2042	1,052	1,071
3.500% due 09/15/2040 - 06/20/2046	96,758	100,853
3.500% due 01/20/2041 - 09/20/2046 (a)	10,105	1,603
3.750% due 06/20/2045 - 12/20/2045	4,871	5,125
4.000% due 12/20/2017 - 01/20/2046	20,297	21,380
4.000% due 10/20/2043 - 05/20/2044 (a)	1,474	250
4.050% due 04/15/2040 - 12/15/2040	3,480	3,707
4.494% due 01/20/2031	14,087	14,962
4.500% due 04/15/2030 - 06/20/2045	71,879	76,994
4.875% due 08/15/2039 - 10/15/2040	892	971
5.000% due 12/20/2032 - 08/20/2044	22,293	24,271
5.250% due 08/20/2039	466	506
5.500% due 04/15/2025 - 04/20/2040	9,562	10,508
6.000% due 02/15/2029 - 12/20/2046	28,081	31,839
6.500% due 12/15/2023 - 10/20/2038	635	715
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	186	218
7.894% due 09/20/2045	1,505	1,546
8.000% due 09/15/2030	2	2

Ginnie Mae, TBA
2.500% due 01/01/2047	2,000	1,940
3.000% due 01/01/2047 - 02/01/2047	130,700	132,174
3.500% due 01/01/2047 - 02/01/2047	201,000	208,713
4.000% due 01/01/2047 - 02/01/2047	134,400	142,571
4.500% due 01/01/2047	28,500	30,468
5.000% due 01/01/2047	7,000	7,627

Total U.S. Government Agencies (Cost $1,294,255)		1,285,495

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Notes
1.250% due 10/31/2021	450	436
1.625% due 06/30/2020 (i)(k)	5,445	5,445
2.000% due 08/31/2021	1,800	1,806
2.000% due 10/31/2021	2,600	2,605
2.000% due 11/15/2026 (g)	4,300	4,131
2.125% due 08/15/2021	2,900	2,925
2.125% due 11/30/2023	13,800	13,694
2.250% due 12/31/2023	6,250	6,246

Total U.S. Treasury Obligations (Cost $37,405)		37,288

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	7	7
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	2,004	2,019
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	2,862	2,256
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032	14	13
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	1,735	1,784
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046	3,538	3,592
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	5,541	5,580
LB Commercial Mortgage Trust
5.517% due 07/15/2044	268	272
Merrill Lynch Mortgage Investors Trust
2.710% due 10/25/2035	391	393
Mortgage Equity Conversion Asset Trust
1.280% due 02/25/2042	10,090	8,628
1.370% due 05/25/2042	26,201	22,344
Structured Asset Mortgage Investments Trust
1.396% due 09/19/2032	38	38
UBS-Barclays Commercial Mortgage Trust
1.268% due 04/10/2046 (a)	27,686	1,569
Wells Fargo Commercial Mortgage Trust
2.018% due 10/15/2045 (a)	12,628	890

Total Non-Agency Mortgage-Backed Securities (Cost $48,515)		49,385

ASSET-BACKED SECURITIES 4.1%
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	19	18
Centex Home Equity Loan Trust
1.056% due 01/25/2032	12	12
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,077	619
Denali Capital CLO Ltd.
1.112% due 01/22/2022	1,059	1,052
Duane Street CLO Ltd.
1.132% due 11/14/2021	64	63
Eastland CLO Ltd.
1.116% due 05/01/2022	336	336
Flatiron CLO Ltd.
2.253% due 10/25/2024	3,900	3,900
Home Equity Asset Trust
1.356% due 11/25/2032	3	2
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (c)	9,900	9,899
Massachusetts Educational Financing Authority
1.832% due 04/25/2038	1,405	1,392
Navient Student Loan Trust
1.906% due 03/25/2066	4,841	4,897

South Carolina Student Loan Corp.
1.681% due 03/02/2020	3,124	3,126
1.931% due 09/03/2024	4,300	4,262

Total Asset-Backed Securities (Cost $29,878)		29,601

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 0.4%		2,582

U.S. TREASURY BILLS 1.7%
0.445% due 01/12/2017 - 03/09/2017 (d)(e)(k)	11,959	11,954

Total Short-Term Instruments (Cost $14,536)		14,536

Total Investments in Securities (Cost $1,424,958)		1,416,680

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	276,177	2,730

Total Short-Term Instruments (Cost $2,730)		2,730

Total Investments in Affiliates (Cost $2,730)		2,730

Total Investments 198.6% (Cost $1,427,688)		$1,419,410
Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $1,390)		2,081
Other Assets and Liabilities, net (98.9)%		(706,705)

Net Assets 100.0%		$714,786

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$ 2,582	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,637)	$2,582	$2,582

Total Repurchase Agreements						$(2,637)	$2,582	$2,582

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SGY	0.000%	12/21/2016	01/04/2017	$(4,096)	$(4,096)

Total Reverse Repurchase Agreements					$(4,096)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(4,918) at a weighted average interest rate of 0.437%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	01/01/2032	$3,000	$(3,007)	$(3,004)
Fannie Mae, TBA	3.000	01/01/2032	6,800	(7,002)	(6,976)
Fannie Mae, TBA	3.000	01/01/2047	27,500	(26,992)	(27,301)
Fannie Mae, TBA	4.000	01/01/2032	3,000	(3,088)	(3,088)
Fannie Mae, TBA	4.000	01/01/2047	11,600	(12,177)	(12,190)
Fannie Mae, TBA	4.500	01/01/2032	5,000	(5,146)	(5,130)
Fannie Mae, TBA	4.500	02/01/2047	40,000	(42,671)	(42,966)
Ginnie Mae, TBA	3.500	01/01/2047	57,500	(59,711)	(59,753)

Total Short Sales				$(159,794)	$(160,408)

(g)	Securities with an aggregate market value of $4,131 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$6,200	$93	$93	$0	$(9)
Pay	3-Month USD-LIBOR	1.750	12/21/2023	18,000	503	127	0	(36)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	15,700	(145)	(229)	0	(45)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	14,500	1,196	251	0	(122)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047	2,250	(445)	21	18	0

					$1,202	$263	$18	$(212)

Total Swap Agreements					$1,202	$263	$18	$(212)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $1,339 and cash of $1,191 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	05/15/2017	$29,000	$249	$332
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	3,000	26	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	06/02/2017	27,000	242	218
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050	09/05/2017	8,000	84	399
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	05/15/2017	32,000	361	468
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	29,000	264	332
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	03/14/2017	236,000	108	134
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	26,100	230	299
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960	06/12/2017	17,000	157	113
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	129,500	57	149
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	171,300	98	112

							$1,876	$2,590

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	$78.688	03/06/2017	$8,000	$0	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	115.000	01/11/2017	35,000	1	0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	75.000	02/06/2017	116,000	5	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	117.000	01/11/2017	19,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	79.000	02/06/2017	19,000	1	0

					$8	$0

Total Purchased Options					$1,884	$2,590

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	05/15/2017	$32,000	$(91)	$(110)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.785	01/11/2017	$11,000	$(44)	$(14)
FBF	Call - OTC Fannie Mae 3.000% due 02/01/2047	99.875	02/06/2017	1,000	(3)	(3)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.141	01/11/2017	18,500	(40)	(7)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.578	01/11/2017	8,500	(23)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.156	01/11/2017	14,000	(49)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.422	01/11/2017	4,000	(8)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	4,500	(8)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.516	01/11/2017	4,000	(26)	(19)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.313	01/11/2017	3,500	(10)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.484	01/11/2017	7,000	(33)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.531	01/11/2017	3,500	(16)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.906	02/06/2017	3,000	(10)	(28)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.930	02/06/2017	3,000	(12)	(27)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.453	02/06/2017	3,000	(10)	(19)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.883	02/06/2017	1,500	(5)	(7)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.719	01/11/2017	10,000	(35)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.875	01/11/2017	3,000	(8)	(22)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.000	01/11/2017	9,000	(28)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.414	01/11/2017	3,000	(5)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	9,500	(16)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2047	102.227	02/06/2017	5,000	(14)	(37)

					$(403)	$(223)

Total Written Options					$(494)	$(333)

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.738%	06/15/2017	$20,000	$0	$0	$0	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	06/15/2017	20,000	0	(9)	0	(9)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	06/15/2017	250,000	0	(12)	0	(12)

						$0	$(21)	$0	$(21)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$533	$0	$(1)	$0	$(1)
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	6,610	0	21	21	0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	1,569	0	9	9	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	1,961	0	10	10	0

							$0	$39	$40	$(1)

Total Swap Agreements							$0	$18	$40	$(22)

(k)	Securities with an aggregate market value of $91 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$375	$0	$375
U.S. Government Agencies	0	1,281,881	3,614	1,285,495
U.S. Treasury Obligations	0	37,288	0	37,288
Non-Agency Mortgage-Backed Securities	0	9,241	40,144	49,385
Asset-Backed Securities	0	19,702	9,899	29,601
Short-Term Instruments
Repurchase Agreements	0	2,582	0	2,582
U.S. Treasury Bills	0	11,954	0	11,954
	$0	$1,363,023	$53,657	$1,416,680

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,730	$0	$0	$2,730

Total Investments	$2,730	$1,363,023	$53,657	$1,419,410

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(160,408)	$0	$(160,408)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	18	0	18
Over the counter	0	2,630	0	2,630
	$0	$2,648	$0	$2,648

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(212)	0	(212)
Over the counter	0	(355)	0	(355)

	$0	$(567)	$0	$(567)

Total Financial Derivative Instruments	$0	$2,081	$0	$2,081

Totals	$2,730	$1,204,696	$53,657	$1,261,083
There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$429	$3,600	$(6)	$(1)	$(1)	$0	$0	$(407)	$3,614	$14
Non-Agency Mortgage-Backed Securities	42,022	3,726	(5,754)	147	585	(582)	0	0	40,144	(665)
Asset-Backed Securities	0	9,900	0	0	0	(1)	0	0	9,899	(1)

Totals	$42,451	$17,226	$(5,760)	$146	$584	$(583)	$0	$(407)	$53,657	$(652)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$98	Other Valuation Techniques (2)	—	—
	3,516	Proxy Pricing	Base Price	100.063
Non-Agency Mortgage-Backed Securities	9,172	Proxy Pricing	Base Price	100.719 - 101.375
	30,972	Third Party Vendor	Broker Quote	85.281 - 85.510
Asset-Backed Securities	9,899	Proxy Pricing	Base Price	100.000

Total	$53,657

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.1%
SHORT-TERM INSTRUMENTS 65.1%
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (c) 2.5%		31,000

U.S. TREASURY REPURCHASE AGREEMENTS (c) 57.2%		700,200

U.S. TREASURY BILLS 5.4%
0.587% due 02/02/2017 - 10/12/2017 (a)(b)	$65,200	$65,015

Total Short-Term Instruments (Cost $796,215)		796,215

Total Investments in Securities (Cost $796,215)		796,215

Total Investments 65.1% (Cost $796,215)		$796,215
Other Assets and Liabilities, net 34.9%		427,009

Net Assets 100.0%		$1,223,224

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
U.S. Government Agency Repurchase Agreements
BPG	0.480%	12/30/2016	01/03/2017	$19,000	Ginnie Mae 3.000% due 07/20/2046	$(19,949)	$19,000	$19,001
JPS	0.610	12/30/2016	01/03/2017	12,000	Ginnie Mae 3.000% due 04/20/2046	(12,635)	12,000	12,001
U.S. Treasury Repurchase Agreements
BPG	0.470	12/30/2016	01/03/2017	45,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(45,914)	45,000	45,002
IND	0.500	12/30/2016	01/03/2017	90,900	U.S. Treasury Notes 3.750% due 11/15/2018	(92,781)	90,900	90,905
MBC	0.600	12/30/2016	01/03/2017	85,300	U.S. Treasury Notes 1.625% due 05/31/2023	(87,705)	85,300	85,306
NOM	0.500	12/30/2016	01/03/2017	65,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(66,563)	65,000	65,004
RDR	0.570	12/30/2016	01/03/2017	65,000	U.S. Treasury Notes 1.750% due 01/31/2023	(66,465)	65,000	65,004
SCX	0.550	12/30/2016	01/03/2017	219,000	U.S. Treasury Notes 1.625% - 2.500% due 04/30/2023 - 05/15/2024	(223,735)	219,000	219,013
SGY	0.480	12/30/2016	01/03/2017	65,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	(66,402)	65,000	65,004
TDM	0.600	12/30/2016	01/03/2017	65,000	U.S. Treasury Notes 2.125% due 05/15/2025	(66,695)	65,000	65,004

Total Repurchase Agreements						$(748,844)	$731,200	$731,244

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(4) at a weighted average interest rate of 0.750%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
U.S. Government Agency Repurchase Agreements	$ 0	$31,000	$0	$31,000
U.S. Treasury Repurchase Agreements	0	700,200	0	700,200
U.S. Treasury Bills	0	65,015	0	65,015

Total Investments	$ 0	$796,215	$0	$796,215

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%
BANK LOAN OBLIGATIONS 0.4%
CDRH Parent, Inc.
9.000% due 07/01/2022		$2,000	$1,200
Gardner Denver, Inc.
4.568% due 07/30/2020		14,885	14,755
Getty Images, Inc.
4.750% due 10/18/2019		11,980	10,497
Immucor, Inc.
5.000% due 08/17/2018		4,948	4,794
Informatica Corp.
4.500% due 08/05/2022		4,950	4,933
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,790	3,336
VISTRA Operations Co. LLC
4.000% due 12/14/2023		5,100	5,170

Total Bank Loan Obligations (Cost $46,231)			44,685

CORPORATE BONDS & NOTES 89.8%
BANKING & FINANCE 8.5%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		10,000	7,025
Aircastle Ltd.
5.000% due 04/01/2023		7,000	7,158
Ally Financial, Inc.
4.125% due 03/30/2020		17,000	17,383
4.250% due 04/15/2021		6,750	6,830
4.625% due 05/19/2022		3,000	3,041
4.625% due 03/30/2025		12,500	12,359
5.125% due 09/30/2024		20,000	20,400
6.250% due 12/01/2017		4,000	4,155
7.500% due 09/15/2020		23,000	25,846
8.000% due 03/15/2020		15,078	17,114
8.000% due 11/01/2031		5,738	6,670
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	15,000	15,186
9.000% due 05/09/2018 (e)		$5,000	5,226
Bank of America Corp.
6.250% due 09/05/2024 (e)		10,000	10,013
Barclays Bank PLC
7.625% due 11/21/2022		3,000	3,298
Barclays PLC
6.625% due 09/15/2019 (e)		5,000	4,697
8.000% due 12/15/2020 (e)	EUR	10,000	11,138
8.250% due 12/15/2018 (e)		$10,000	10,441
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		30,000	30,223
7.625% due 03/30/2021 (e)		5,300	5,605
CIT Group, Inc.
5.000% due 08/15/2022		20,000	20,900
5.000% due 08/01/2023		19,000	19,665
5.250% due 03/15/2018		5,000	5,194
5.375% due 05/15/2020		10,000	10,650
5.500% due 02/15/2019		20,000	21,150
Communications Sales & Leasing, Inc.
7.125% due 12/15/2024		5,750	5,822
CoreCivic, Inc.
4.125% due 04/01/2020		4,000	4,010
4.625% due 05/01/2023		5,000	4,950
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		40,000	40,554
8.125% due 12/23/2025 (e)		12,000	12,675
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		20,000	19,524
7.500% due 12/11/2023 (e)		5,472	5,745
Crescent Communities LLC
8.875% due 10/15/2021		4,750	4,809
Equinix, Inc.
5.750% due 01/01/2025		3,750	3,938
5.875% due 01/15/2026		7,000	7,385
ESH Hospitality, Inc.
5.250% due 05/01/2025		25,575	25,511
FBM Finance, Inc.
8.250% due 08/15/2021		20,000	21,200

Geo Group, Inc.
5.125% due 04/01/2023		4,000	3,860
GEO Group, Inc.
5.875% due 01/15/2022		1,500	1,526
6.000% due 04/15/2026		7,500	7,406
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		11,000	11,963
ILFC E-Capital Trust
4.920% due 12/21/2065		13,500	11,948
Intesa Sanpaolo SpA
5.017% due 06/26/2024		15,000	13,868
5.710% due 01/15/2026		8,000	7,638
7.700% due 09/17/2025 (e)		5,220	4,926
iStar, Inc.
5.000% due 07/01/2019		15,000	15,113
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,700
7.375% due 04/01/2020		18,205	18,296
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,400	5,771
Lloyds Banking Group PLC
6.375% due 06/27/2020 (e)	EUR	3,000	3,219
7.500% due 06/27/2024 (e)		$55,000	56,788
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		7,000	6,755
5.625% due 05/01/2024		6,000	6,300
MPT Operating Partnership LP
5.250% due 08/01/2026		4,500	4,421
Navient Corp.
4.875% due 06/17/2019		16,250	16,859
5.000% due 10/26/2020		5,750	5,879
5.500% due 01/25/2023		5,000	4,869
5.625% due 08/01/2033		4,750	3,943
5.875% due 10/25/2024		13,500	12,893
6.125% due 03/25/2024		24,000	23,430
8.000% due 03/25/2020		9,750	10,841
8.450% due 06/15/2018		13,000	14,040
OneMain Financial Holdings LLC
6.750% due 12/15/2019		6,000	6,278
7.250% due 12/15/2021		20,000	20,950
PHH Corp.
6.375% due 08/15/2021		10,000	10,050
Provident Funding Associates LP
6.750% due 06/15/2021		7,000	7,070
Quicken Loans, Inc.
5.750% due 05/01/2025		16,075	15,713
RHP Hotel Properties LP
5.000% due 04/15/2023		12,750	12,941
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		15,000	14,962
7.500% due 08/10/2020 (e)		7,500	7,125
7.648% due 09/30/2031 (e)		14,970	17,178
8.625% due 08/15/2021 (e)		5,000	5,113
Societe Generale S.A.
6.000% due 01/27/2020 (e)		10,000	9,012
7.875% due 12/18/2023 (e)		17,500	16,931
Starwood Property Trust, Inc.
5.000% due 12/15/2021		5,750	5,841
Stearns Holdings LLC
9.375% due 08/15/2020		5,000	5,025
UniCredit SpA
8.000% due 06/03/2024 (e)		20,000	18,450
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,500	5,500
4.875% due 06/01/2026		6,000	6,100

			923,981

INDUSTRIALS 73.0%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		5,000	4,994
5.625% due 02/15/2023		2,000	2,010
6.500% due 03/01/2024		4,250	4,356
ACCO Brands Corp.
5.250% due 12/15/2024		3,000	3,028
Accudyne Industries Borrower
7.750% due 12/15/2020		28,500	23,869
Actuant Corp.
5.625% due 06/15/2022		12,750	13,132
Adient Global Holdings Ltd.
4.875% due 08/15/2026		14,525	14,271
ADT Corp.
3.500% due 07/15/2022		27,500	26,331
4.125% due 06/15/2023		20,000	19,200
4.875% due 07/15/2032		14,000	11,620
6.250% due 10/15/2021		10,000	10,900

Advanced Disposal Services, Inc.
5.625% due 11/15/2024	10,000	9,975
AdvancePierre Foods Holdings, Inc.
5.500% due 12/15/2024	6,900	6,982
AECOM
5.750% due 10/15/2022	5,425	5,761
5.875% due 10/15/2024	9,250	9,922
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	21,500	20,747
Albea Beauty Holdings S.A.
8.375% due 11/01/2019	5,000	5,206
Alcoa Nederland Holding BV
6.750% due 09/30/2024	3,125	3,398
7.000% due 09/30/2026	3,500	3,841
Aleris International, Inc.
7.875% due 11/01/2020	16,000	16,120
9.500% due 04/01/2021	13,225	14,250
Allegion PLC
5.875% due 09/15/2023	5,925	6,310
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	5,000	5,238
Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	17,460
5.875% due 11/01/2021	7,500	7,631
Allison Transmission, Inc.
5.000% due 10/01/2024	13,250	13,416
Altice Financing S.A.
6.500% due 01/15/2022	15,000	15,675
6.625% due 02/15/2023	29,500	30,385
7.500% due 05/15/2026	10,000	10,425
Altice Finco S.A.
7.625% due 02/15/2025 (h)	11,250	11,405
Altice Luxembourg S.A.
7.625% due 02/15/2025 (h)	22,000	23,182
7.750% due 05/15/2022	32,500	34,775
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000	10,225
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	10,087
5.000% due 04/01/2024	18,275	18,389
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	17,500	18,112
5.750% due 12/15/2023	6,250	6,453
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,025
5.375% due 09/15/2024	14,000	13,825
Anglo American Capital PLC
4.125% due 04/15/2021	7,000	7,158
4.450% due 09/27/2020	17,000	17,510
Anixter, Inc.
5.125% due 10/01/2021	1,000	1,045
5.500% due 03/01/2023	6,000	6,248
Antero Resources Corp.
5.000% due 03/01/2025	4,000	3,932
5.125% due 12/01/2022	15,000	15,225
5.375% due 11/01/2021	14,000	14,367
5.625% due 06/01/2023	750	772
6.000% due 12/01/2020	2,000	2,060
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	6,948
5.125% due 01/15/2024	1,750	1,809
Arconic, Inc.
5.125% due 10/01/2024	24,000	24,720
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (a)	6,000	5,948
Ardagh Packaging Finance PLC
7.250% due 05/15/2024	21,000	22,207
Ashland LLC
4.750% due 08/15/2022	20,000	20,825
6.875% due 05/15/2043	13,000	13,487
Associated Materials LLC
9.000% due 01/01/2024	9,150	9,196
Avon International Operations, Inc.
7.875% due 08/15/2022	10,100	10,693
B&G Foods, Inc.
4.625% due 06/01/2021	16,000	16,400
Ball Corp.
4.000% due 11/15/2023	3,000	2,951
5.250% due 07/01/2025	10,250	10,750
BCD Acquisition, Inc.
9.625% due 09/15/2023	10,050	10,804
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	14,900	15,971
Belden, Inc.
5.250% due 07/15/2024	4,000	4,040
5.500% due 09/01/2022	12,500	12,937

Berry Plastics Corp.
5.125% due 07/15/2023		7,000	7,158
5.500% due 05/15/2022		5,000	5,225
6.000% due 10/15/2022		6,000	6,375
BMC Software Finance, Inc.
8.125% due 07/15/2021		20,000	18,787
Boise Cascade Co.
5.625% due 09/01/2024		10,000	9,975
Bombardier, Inc.
4.750% due 04/15/2019		10,000	10,100
5.750% due 03/15/2022		5,000	4,725
6.125% due 01/15/2023		3,000	2,875
7.500% due 03/15/2025		17,050	16,931
7.750% due 03/15/2020		7,000	7,403
8.750% due 12/01/2021		17,500	18,616
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		5,000	4,713
Boyd Gaming Corp.
6.375% due 04/01/2026		12,250	13,254
6.875% due 05/15/2023		13,750	14,833
Bristow Group, Inc.
6.250% due 10/15/2022		5,650	4,831
Builders FirstSource, Inc.
5.625% due 09/01/2024		15,000	15,131
Burger King Worldwide, Inc.
4.625% due 01/15/2022		10,000	10,225
6.000% due 04/01/2022		22,000	23,045
Cable One, Inc.
5.750% due 06/15/2022		7,500	7,744
Cablevision Systems Corp.
5.875% due 09/15/2022		5,250	5,132
8.000% due 04/15/2020		3,000	3,300
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020		14,750	15,524
CalAtlantic Group, Inc.
5.250% due 06/01/2026		10,000	9,775
5.375% due 10/01/2022		9,000	9,225
6.625% due 05/01/2020		2,500	2,753
California Resources Corp.
8.000% due 12/15/2022		5,000	4,475
Callon Petroleum Co.
6.125% due 10/01/2024		3,450	3,571
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		25,140	25,376
Carlson Travel, Inc.
6.750% due 12/15/2023		4,500	4,691
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (h)		17,250	17,767
Cascades, Inc.
5.500% due 07/15/2022		7,250	7,395
CBS Radio, Inc.
7.250% due 11/01/2024		14,000	14,665
CCO Holdings LLC
5.125% due 02/15/2023		17,000	17,510
5.125% due 05/01/2023		5,000	5,163
5.250% due 03/15/2021		4,000	4,122
5.250% due 09/30/2022		20,000	20,750
5.375% due 05/01/2025		12,000	12,390
5.500% due 05/01/2026		16,125	16,488
5.750% due 09/01/2023		7,500	7,856
5.750% due 01/15/2024		5,000	5,238
5.750% due 02/15/2026		20,150	20,906
5.875% due 04/01/2024		31,900	34,133
5.875% due 05/01/2027		10,000	10,400
Cenovus Energy, Inc.
3.000% due 08/15/2022		10,000	9,670
6.750% due 11/15/2039		1,750	1,954
Centene Corp.
4.750% due 01/15/2025		10,750	10,522
5.625% due 02/15/2021		7,500	7,904
6.125% due 02/15/2024		7,750	8,186
Central Garden & Pet Co.
6.125% due 11/15/2023		7,500	7,950
Cequel Communications Holdings LLC
5.125% due 12/15/2021		24,000	24,540
6.375% due 09/15/2020		10,500	10,841
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	18,011
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$4,725	2,268
Chemours Co.
6.625% due 05/15/2023 (h)		12,000	11,940
7.000% due 05/15/2025		12,000	11,880
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		15,000	15,361
7.000% due 06/30/2024		11,700	12,724

Chesapeake Energy Corp.
8.000% due 12/15/2022		23,000	24,938
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		42,000	42,705
7.625% due 03/15/2020		19,875	19,542
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000	9,850
5.375% due 02/01/2025		6,000	5,955
CNH Industrial Capital LLC
3.375% due 07/15/2019		5,000	5,038
4.375% due 11/06/2020		5,000	5,144
4.875% due 04/01/2021		7,500	7,819
Codere Finance 2 Luxembourg S.A.
7.625% due 11/01/2021		7,750	7,595
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,819
CommScope Technologies Finance LLC
6.000% due 06/15/2025		10,000	10,650
CommScope, Inc.
5.000% due 06/15/2021		8,250	8,528
5.500% due 06/15/2024		15,000	15,581
Community Health Systems, Inc.
5.125% due 08/01/2021		20,000	18,600
6.875% due 02/01/2022		35,000	24,500
7.125% due 07/15/2020		16,050	12,283
Concho Resources, Inc.
5.500% due 10/01/2022		10,000	10,412
5.500% due 04/01/2023		8,500	8,851
6.500% due 01/15/2022		15,000	15,521
Concordia International Corp.
7.000% due 04/15/2023 (h)		17,850	5,712
9.000% due 04/01/2022		3,500	2,979
9.500% due 10/21/2022 (h)		5,500	1,980
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	9,850
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,209
4.750% due 12/01/2025		5,000	5,325
6.000% due 05/01/2022		10,000	11,328
Constellium NV
4.625% due 05/15/2021	EUR	5,000	5,106
5.750% due 05/15/2024		$7,150	6,721
8.000% due 01/15/2023		2,000	2,090
Continental Resources, Inc.
3.800% due 06/01/2024		25,000	23,187
4.500% due 04/15/2023		31,850	31,372
4.900% due 06/01/2044		15,000	12,900
5.000% due 09/15/2022		18,000	18,237
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026		10,000	9,912
CPG Merger Sub LLC
8.000% due 10/01/2021		20,000	20,700
Crown Americas LLC
4.250% due 09/30/2026		6,750	6,370
4.500% due 01/15/2023		11,000	11,275
CSC Holdings LLC
5.250% due 06/01/2024		12,000	11,760
5.500% due 04/15/2027		10,000	10,150
6.625% due 10/15/2025		10,000	10,950
6.750% due 11/15/2021		20,000	21,550
8.625% due 02/15/2019		6,000	6,645
10.125% due 01/15/2023		5,000	5,788
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,375
Darling Ingredients, Inc.
5.375% due 01/15/2022		15,000	15,619
DaVita, Inc.
5.000% due 05/01/2025		33,600	33,138
5.125% due 07/15/2024		25,000	24,984
5.750% due 08/15/2022		5,000	5,244
Dean Foods Co.
6.500% due 03/15/2023		10,000	10,550
Dell, Inc.
5.400% due 09/10/2040		4,450	3,716
6.500% due 04/15/2038		2,975	2,819
7.100% due 04/15/2028		1,405	1,468
Diamond Finance Corp.
5.875% due 06/15/2021		4,325	4,602
7.125% due 06/15/2024		5,400	5,996
Diamond Resorts International, Inc.
7.750% due 09/01/2023		11,250	11,419
Diamondback Energy, Inc.
4.750% due 11/01/2024		5,000	4,925
5.375% due 05/31/2025		7,750	7,814

Digicel Group Ltd.
7.125% due 04/01/2022	21,000	16,393
8.250% due 09/30/2020	27,100	23,386
Digicel Ltd.
6.000% due 04/15/2021	1,500	1,364
7.000% due 02/15/2020	2,000	1,893
DISH DBS Corp.
5.000% due 03/15/2023	17,250	17,207
5.125% due 05/01/2020	8,000	8,300
5.875% due 07/15/2022	25,000	26,375
5.875% due 11/15/2024	20,000	20,655
6.750% due 06/01/2021	15,000	16,312
7.750% due 07/01/2026	10,000	11,300
7.875% due 09/01/2019	5,000	5,563
DJO Finance LLC
10.750% due 04/15/2020	7,000	5,915
DJO Finco, Inc.
8.125% due 06/15/2021	20,000	17,450
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250	5,414
5.750% due 03/01/2023	18,175	19,335
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	14,606
Dynegy, Inc.
6.750% due 11/01/2019	20,000	20,450
7.375% due 11/01/2022	11,575	11,112
7.625% due 11/01/2024	17,000	15,767
8.000% due 01/15/2025	5,000	4,688
Eagle Materials, Inc.
4.500% due 08/01/2026	3,425	3,434
Eldorado Resorts, Inc.
7.000% due 08/01/2023	10,550	11,236
EMC Corp.
3.375% due 06/01/2023	8,000	7,412
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,711
Endo Finance LLC
5.375% due 01/15/2023	25,865	22,115
5.750% due 01/15/2022	27,500	24,612
6.000% due 07/15/2023	28,600	25,239
6.500% due 02/01/2025	33,000	27,637
7.250% due 01/15/2022	1,730	1,600
Energizer Holdings, Inc.
5.500% due 06/15/2025	25,000	25,125
Energy Transfer Equity LP
5.875% due 01/15/2024	10,125	10,505
7.500% due 10/15/2020	18,000	20,160
EnPro Industries, Inc.
5.875% due 09/15/2022	15,350	15,849
Envision Healthcare Corp.
5.125% due 07/01/2022	15,000	15,019
6.250% due 12/01/2024	3,500	3,701
Era Group, Inc.
7.750% due 12/15/2022	6,000	5,430
FAGE International S.A.
5.625% due 08/15/2026	6,550	6,583
First Data Corp.
5.000% due 01/15/2024	37,000	37,336
5.375% due 08/15/2023	7,750	8,060
5.750% due 01/15/2024	30,000	31,069
6.750% due 11/01/2020	8,000	8,317
7.000% due 12/01/2023	29,800	31,811
First Quality Finance Co., Inc.
4.625% due 05/15/2021	15,000	14,925
First Quantum Minerals Ltd.
6.750% due 02/15/2020	14,375	14,411
7.000% due 02/15/2021	10,000	9,996
7.250% due 05/15/2022	7,500	7,425
FMG Resources Pty. Ltd.
6.875% due 04/01/2022 (h)	9,098	9,485
9.750% due 03/01/2022	8,000	9,321
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	7,500	7,481
2.375% due 03/15/2018	15,000	14,962
3.100% due 03/15/2020	7,500	7,350
3.550% due 03/01/2022 (h)	20,000	18,700
3.875% due 03/15/2023	12,500	11,531
4.000% due 11/14/2021	26,000	25,480
5.400% due 11/14/2034	20,000	16,900
6.500% due 11/15/2020	15,000	15,487
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	3,000	3,120
4.750% due 10/15/2024	5,000	5,075
5.625% due 07/31/2019	1,000	1,069
5.875% due 01/31/2022	10,000	11,000

Fresh Market, Inc.
9.750% due 05/01/2023	6,000	5,145
Gardner Denver, Inc.
6.875% due 08/15/2021	75,000	75,000
Gates Global LLC
6.000% due 07/15/2022	40,000	39,320
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	22,000	25,300
General Cable Corp.
5.750% due 10/01/2022	13,000	12,675
GLP Capital LP
4.375% due 04/15/2021	1,100	1,144
5.375% due 11/01/2023	10,000	10,750
5.375% due 04/15/2026	6,000	6,272
Graphic Packaging International, Inc.
4.125% due 08/15/2024	5,000	4,788
4.875% due 11/15/2022	5,000	5,138
Gray Television, Inc.
5.125% due 10/15/2024	5,000	4,850
5.875% due 07/15/2026	6,500	6,468
Griffon Corp.
5.250% due 03/01/2022	15,000	15,255
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	15,684	16,311
Grinding Media, Inc.
7.375% due 12/15/2023	10,000	10,531
Gulfport Energy Corp.
6.000% due 10/15/2024	11,000	11,247
6.375% due 05/15/2025	12,000	12,182
6.625% due 05/01/2023	14,000	14,700
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,288
Halyard Health, Inc.
6.250% due 10/15/2022	3,000	3,105
Hanesbrands, Inc.
4.625% due 05/15/2024	10,000	9,750
4.875% due 05/15/2026	11,250	11,053
HCA Holdings, Inc.
6.250% due 02/15/2021	13,500	14,563
HCA, Inc.
4.750% due 05/01/2023	27,000	27,709
5.000% due 03/15/2024	20,000	20,625
5.250% due 04/15/2025	10,000	10,462
5.250% due 06/15/2026	34,000	35,232
5.375% due 02/01/2025	9,950	9,987
5.875% due 03/15/2022	12,000	12,960
5.875% due 05/01/2023	27,000	28,755
7.500% due 02/15/2022	35,000	39,812
8.000% due 10/01/2018	4,000	4,370
8.360% due 04/15/2024	3,000	3,420
HD Supply, Inc.
5.250% due 12/15/2021	14,500	15,352
5.750% due 04/15/2024	16,925	17,910
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	19,975
Herc Rentals, Inc.
7.500% due 06/01/2022	5,000	5,294
Hertz Corp.
5.500% due 10/15/2024 (h)	8,125	7,140
5.875% due 10/15/2020	5,000	4,913
6.250% due 10/15/2022	7,500	7,069
6.750% due 04/15/2019	720	722
7.375% due 01/15/2021	10,000	10,075
Hexion, Inc.
6.625% due 04/15/2020	21,500	19,135
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023	6,225	6,458
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	5,000	4,875
Hilton Grand Vacations Borrower LLC
6.125% due 12/01/2024	7,525	7,854
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	20,500	21,178
Hologic, Inc.
5.250% due 07/15/2022	3,450	3,644
Horizon Pharma, Inc.
6.625% due 05/01/2023 (h)	7,250	6,942
HudBay Minerals, Inc.
7.250% due 01/15/2023	4,000	4,150
7.625% due 01/15/2025	6,000	6,251
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	3,000	2,948
7.625% due 06/15/2021	10,000	11,012
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	5,500	5,741
5.000% due 11/15/2025	14,000	14,577

Huntsman International LLC
4.875% due 11/15/2020		10,000	10,412
5.125% due 11/15/2022		13,500	13,837
iHeartCommunications, Inc.
9.000% due 03/01/2021		15,000	11,156
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)
2.750% due 09/15/2021 (a)	EUR	2,500	2,718
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)
3.250% due 09/15/2023 (a)		4,500	4,894
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (a)		14,000	14,784
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		$5,000	4,900
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)		5,650	5,466
Immucor, Inc.
11.125% due 08/15/2019		17,200	16,254
Inception Merger Sub, Inc.
8.625% due 11/15/2024		11,000	11,670
INEOS Group Holdings S.A.
5.375% due 08/01/2024	EUR	6,000	6,377
5.625% due 08/01/2024 (h)		$7,500	7,463
Informatica LLC
7.125% due 07/15/2023		14,050	13,453
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		25,000	16,970
7.250% due 10/15/2020		7,000	5,460
7.500% due 04/01/2021 (h)		7,000	5,373
8.000% due 02/15/2024 (h)		8,500	8,776
International Game Technology PLC
6.250% due 02/15/2022		16,500	17,779
6.500% due 02/15/2025		20,000	21,550
Jaguar Holding Co.
6.375% due 08/01/2023		30,000	32,175
KB Home
7.000% due 12/15/2021		650	689
8.000% due 03/15/2020		1,300	1,437
KFC Holding Co.
5.000% due 06/01/2024		8,500	8,702
5.250% due 06/01/2026		13,200	13,431
Kinetic Concepts, Inc.
7.875% due 02/15/2021		9,025	9,815
9.625% due 10/01/2021		27,750	29,484
12.500% due 11/01/2021		10,000	10,525
KLX, Inc.
5.875% due 12/01/2022		33,375	34,501
L Brands, Inc.
5.625% due 02/15/2022		10,250	10,955
6.625% due 04/01/2021		10,000	11,275
Lamar Media Corp.
5.000% due 05/01/2023		8,000	8,280
5.750% due 02/01/2026		7,000	7,394
5.875% due 02/01/2022		5,000	5,163
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		6,000	6,030
4.875% due 11/01/2026		9,000	8,927
Laredo Petroleum, Inc.
5.625% due 01/15/2022		2,000	2,025
6.250% due 03/15/2023		2,000	2,080
7.375% due 05/01/2022		14,000	14,577
Lennar Corp.
4.750% due 04/01/2021		5,000	5,188
Level 3 Financing, Inc.
5.125% due 05/01/2023		7,000	7,044
5.250% due 03/15/2026		16,500	16,376
5.375% due 01/15/2024		6,000	6,075
5.375% due 05/01/2025		10,000	10,225
LifePoint Health, Inc.
5.375% due 05/01/2024		5,750	5,647
5.500% due 12/01/2021		12,000	12,487
LIN Television Corp.
5.875% due 11/15/2022		10,000	10,225
Lions Gate Entertainment Corp.
5.875% due 11/01/2024		5,000	5,100
Live Nation Entertainment, Inc.
4.875% due 11/01/2024		8,925	8,970
5.375% due 06/15/2022		3,000	3,120
LKQ Corp.
4.750% due 05/15/2023		15,000	15,000
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		35,000	30,625
4.875% due 04/15/2020		8,425	8,499
5.500% due 04/15/2025		8,000	7,200
5.625% due 10/15/2023		5,000	4,688
5.750% due 08/01/2022		27,000	26,122

Manitowoc Foodservice, Inc.
9.500% due 02/15/2024		10,000	11,575
Masonite International Corp.
5.625% due 03/15/2023		14,000	14,525
Matador Resources Co.
6.875% due 04/15/2023		5,150	5,433
Match Group, Inc.
6.375% due 06/01/2024		5,000	5,294
MCE Finance Ltd.
5.000% due 02/15/2021		17,500	17,476
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024 (h)		7,400	7,483
MDC Partners, Inc.
6.500% due 05/01/2024		12,000	10,860
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		7,000	6,895
MGM Resorts International
4.625% due 09/01/2026		12,000	11,610
5.250% due 03/31/2020		5,000	5,300
6.000% due 03/15/2023 (h)		15,000	16,237
6.625% due 12/15/2021		37,675	42,196
6.750% due 10/01/2020		17,000	18,955
7.750% due 03/15/2022		26,000	29,965
8.625% due 02/01/2019		5,000	5,644
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		8,000	8,300
Moog, Inc.
5.250% due 12/01/2022		11,200	11,480
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		5,000	5,276
MSCI, Inc.
4.750% due 08/01/2026		3,000	2,981
5.250% due 11/15/2024		8,000	8,420
5.750% due 08/15/2025		11,000	11,715
Multi-Color Corp.
6.125% due 12/01/2022		9,000	9,450
Murphy Oil Corp.
4.000% due 06/01/2022		9,500	9,158
4.700% due 12/01/2022		5,750	5,576
6.875% due 08/15/2024		2,500	2,669
Murphy Oil USA, Inc.
6.000% due 08/15/2023		12,750	13,356
Nabors Industries, Inc.
5.500% due 01/15/2023		3,175	3,314
Nature’s Bounty Co.
7.625% due 05/15/2021		20,000	20,750
NCR Corp.
4.625% due 02/15/2021		6,000	6,131
5.000% due 07/15/2022		10,875	11,147
6.375% due 12/15/2023		15,500	16,701
Netflix, Inc.
4.375% due 11/15/2026		14,000	13,597
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	11,800
Newfield Exploration Co.
5.375% due 01/01/2026		$10,000	10,246
5.625% due 07/01/2024		18,800	19,693
5.750% due 01/30/2022		18,750	19,852
Nexstar Escrow Corp.
5.625% due 08/01/2024		8,000	7,960
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,213
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,094
5.000% due 04/15/2022		6,000	6,128
Noble Holding International Ltd.
4.625% due 03/01/2021		4,774	4,595
4.900% due 08/01/2020 (h)		6,000	6,120
7.750% due 01/15/2024		5,275	4,975
Nokia OYJ
5.375% due 05/15/2019		6,250	6,620
Novasep Holding S.A.S. (8.000% Cash or 3.000% PIK)
8.000% due 05/31/2019	EUR	7,618	7,939
Novelis Corp.
5.875% due 09/30/2026		$22,500	22,781
6.250% due 08/15/2024		11,325	12,033
NXP BV
4.125% due 06/15/2020		6,000	6,225
4.125% due 06/01/2021		7,250	7,504
4.625% due 06/01/2023		8,250	8,683
5.750% due 03/15/2023		20,000	21,150
Oasis Petroleum, Inc.
6.500% due 11/01/2021		8,000	8,190
6.875% due 03/15/2022 (h)		9,000	9,270
6.875% due 01/15/2023 (h)		4,000	4,120

Open Text Corp.
5.875% due 06/01/2026		13,250	14,012
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		80,000	71,200
Oshkosh Corp.
5.375% due 03/01/2025		5,675	5,817
Outfront Media Capital LLC
5.250% due 02/15/2022		4,000	4,165
5.625% due 02/15/2024		7,000	7,324
5.875% due 03/15/2025		4,000	4,205
Pactiv LLC
7.950% due 12/15/2025		10,972	11,685
Party City Holdings, Inc.
6.125% due 08/15/2023		12,000	12,600
Penske Automotive Group, Inc.
5.500% due 05/15/2026		6,000	5,940
Performance Food Group, Inc.
5.500% due 06/01/2024		5,175	5,227
PetSmart, Inc.
7.125% due 03/15/2023		43,900	44,888
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		15,000	15,075
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		10,875	10,929
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		15,000	15,487
5.875% due 01/15/2024		5,000	5,325
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,300	579
Platform Specialty Products Corp.
6.500% due 02/01/2022		32,000	32,400
10.375% due 05/01/2021		2,000	2,220
Ply Gem Industries, Inc.
6.500% due 02/01/2022		37,000	38,478
Post Holdings, Inc.
5.000% due 08/15/2026		30,000	28,800
6.000% due 12/15/2022		20,250	21,237
6.750% due 12/01/2021		10,000	10,700
7.750% due 03/15/2024		5,750	6,411
8.000% due 07/15/2025		7,600	8,550
PQ Corp.
6.750% due 11/15/2022		6,075	6,515
PRA Holdings, Inc.
9.500% due 10/01/2023		9,255	10,180
Precision Drilling Corp.
6.625% due 11/15/2020		4,559	4,650
7.750% due 12/15/2023		7,925	8,401
Prestige Brands, Inc.
5.375% due 12/15/2021		17,000	17,595
6.375% due 03/01/2024		17,832	18,813
Prime Security Services Borrower LLC
9.250% due 05/15/2023		20,000	21,825
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	10,000	10,617
PTC, Inc.
6.000% due 05/15/2024		$7,850	8,262
PulteGroup, Inc.
4.250% due 03/01/2021		3,500	3,596
5.000% due 01/15/2027		5,000	4,769
5.500% due 03/01/2026		5,000	4,981
PVH Corp.
4.500% due 12/15/2022		12,000	12,240
QEP Resources, Inc.
6.875% due 03/01/2021		10,000	10,675
Qorvo, Inc.
6.750% due 12/01/2023		9,000	9,934
7.000% due 12/01/2025		7,500	8,344
Qualitytech LP
5.875% due 08/01/2022		13,950	14,246
Quintiles IMS, Inc.
4.875% due 05/15/2023		14,375	14,662
5.000% due 10/15/2026		20,000	20,100
Quorum Health Corp.
11.625% due 04/15/2023		14,000	11,795
Range Resources Corp.
4.875% due 05/15/2025		5,000	4,869
5.000% due 08/15/2022		15,000	14,981
5.000% due 03/15/2023		10,000	9,925
5.750% due 06/01/2021		10,000	10,525
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		15,000	15,037
Revlon Consumer Products Corp.
6.250% due 08/01/2024		7,050	7,244
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		15,800	16,076
5.750% due 10/15/2020		21,000	21,682

6.875% due 02/15/2021		8,108	8,343
7.000% due 07/15/2024		7,000	7,451
8.250% due 02/15/2021		6,936	7,163
Rice Energy, Inc.
6.250% due 05/01/2022		8,500	8,776
7.250% due 05/01/2023		3,500	3,728
Ritchie Bros Auctioneers, Inc.
5.375% due 01/15/2025		7,500	7,669
Rite Aid Corp.
6.125% due 04/01/2023		16,000	17,260
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		8,000	8,200
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,000	12,690
6.000% due 01/15/2019		11,750	12,396
6.875% due 04/15/2040		5,000	5,000
Rowan Cos., Inc.
4.750% due 01/15/2024		12,500	11,344
4.875% due 06/01/2022		7,500	7,125
5.400% due 12/01/2042		3,000	2,280
5.850% due 01/15/2044		7,000	5,460
7.375% due 06/15/2025		3,675	3,758
7.875% due 08/01/2019		2,000	2,205
RSP Permian, Inc.
5.250% due 01/15/2025		10,900	10,982
6.625% due 10/01/2022		5,000	5,313
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		4,250	4,569
5.625% due 04/15/2023		31,000	33,092
5.625% due 03/01/2025		3,000	3,221
5.750% due 05/15/2024		36,000	38,790
5.875% due 06/30/2026		17,425	18,841
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,640
5.375% due 04/15/2023		2,850	2,921
Sally Holdings LLC
5.625% due 12/01/2025		2,000	2,090
5.750% due 06/01/2022		5,000	5,219
SBA Communications Corp.
4.875% due 07/15/2022		10,000	10,175
Schaeffler Finance BV
4.250% due 05/15/2021		17,000	17,425
4.750% due 05/15/2023		10,000	10,200
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	15,048
7.000% due 01/01/2022		9,000	9,697
10.000% due 12/01/2022		12,500	12,500
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000	10,025
Sealed Air Corp.
4.875% due 12/01/2022		3,250	3,352
5.125% due 12/01/2024		10,000	10,325
5.250% due 04/01/2023		10,000	10,425
5.500% due 09/15/2025		2,250	2,329
6.875% due 07/15/2033		6,710	6,861
Select Medical Corp.
6.375% due 06/01/2021		12,000	12,060
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,262
5.000% due 10/01/2025		10,135	9,983
5.625% due 11/01/2024		5,250	5,493
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	25,200
ServiceMaster Co. LLC
5.125% due 11/15/2024		5,000	5,088
7.250% due 03/01/2038		2,000	1,965
SFR Group S.A.
6.000% due 05/15/2022		37,000	38,110
6.250% due 05/15/2024		43,550	43,931
7.375% due 05/01/2026		22,000	22,550
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	22,000	25,002
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$27,500	27,775
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,775
5.375% due 04/01/2021		5,000	5,163
5.625% due 08/01/2024		10,000	10,250
5.875% due 03/15/2026		6,750	6,792
6.125% due 10/01/2022		7,000	7,333
Sirius XM Radio, Inc.
5.375% due 04/15/2025		17,250	17,207
Smithfield Foods, Inc.
6.625% due 08/15/2022		10,000	10,600
7.750% due 07/01/2017		4,000	4,120

Solera LLC
10.500% due 03/01/2024	5,000	5,650
Sophia LP
9.000% due 09/30/2023	10,000	10,650
Southwestern Energy Co.
4.100% due 03/15/2022	20,000	18,996
5.800% due 01/23/2020	17,000	17,595
6.700% due 01/23/2025	12,000	12,330
7.500% due 02/01/2018	692	723
Spectrum Brands, Inc.
5.750% due 07/15/2025	15,000	15,637
6.125% due 12/15/2024	8,000	8,480
6.625% due 11/15/2022	20,750	22,151
Springs Industries, Inc.
6.250% due 06/01/2021	22,000	22,880
SPX FLOW, Inc.
5.625% due 08/15/2024	14,000	14,140
5.875% due 08/15/2026	14,000	14,035
Standard Industries, Inc.
5.375% due 11/15/2024	31,750	32,782
6.000% due 10/15/2025	15,000	15,862
Steel Dynamics, Inc.
5.000% due 12/15/2026	4,650	4,644
5.125% due 10/01/2021	10,725	11,239
5.500% due 10/01/2024	3,500	3,719
6.125% due 08/15/2019	6,000	6,183
6.375% due 08/15/2022	6,000	6,285
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	12,000	12,240
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	12,500	12,469
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500	7,650
Sunoco LP
5.500% due 08/01/2020	6,000	6,128
6.250% due 04/15/2021	5,000	5,106
Syniverse Holdings, Inc.
9.125% due 01/15/2019	12,500	11,000
T-Mobile USA, Inc.
6.125% due 01/15/2022	3,000	3,173
6.250% due 04/01/2021	17,000	17,722
6.375% due 03/01/2025	20,000	21,425
6.500% due 01/15/2026	20,500	22,217
6.625% due 04/01/2023	29,000	30,812
6.731% due 04/28/2022	10,000	10,475
6.836% due 04/28/2023	11,900	12,778
Teck Resources Ltd.
3.000% due 03/01/2019	2,620	2,633
3.750% due 02/01/2023	10,000	9,487
4.500% due 01/15/2021	27,000	27,270
4.750% due 01/15/2022	5,000	5,038
6.125% due 10/01/2035	17,000	16,617
6.250% due 07/15/2041	5,000	4,843
8.000% due 06/01/2021	14,000	15,435
8.500% due 06/01/2024 (h)	4,000	4,620
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,570
5.500% due 09/15/2024	10,750	10,898
Teine Energy Ltd.
6.875% due 09/30/2022	10,000	10,262
Teleflex, Inc.
4.875% due 06/01/2026	6,250	6,203
5.250% due 06/15/2024	5,000	5,156
Tempur Sealy International, Inc.
5.500% due 06/15/2026	7,750	7,808
5.625% due 10/15/2023	11,000	11,412
Tenet Healthcare Corp.
4.375% due 10/01/2021	10,000	9,900
4.500% due 04/01/2021	12,000	12,000
5.000% due 03/01/2019	27,000	26,460
5.500% due 03/01/2019	75	74
6.000% due 10/01/2020	6,350	6,636
6.750% due 06/15/2023	12,750	11,252
8.000% due 08/01/2020	5,250	5,184
8.125% due 04/01/2022	16,000	15,176
Terex Corp.
6.000% due 05/15/2021	15,000	15,394
6.500% due 04/01/2020	2,000	2,050
Tervita Escrow Corp.
7.625% due 12/01/2021	4,000	4,090
Tesoro Logistics LP
5.250% due 01/15/2025	2,750	2,819
5.500% due 10/15/2019	5,000	5,313
5.875% due 10/01/2020	4,610	4,760
6.125% due 10/15/2021	250	263
6.250% due 10/15/2022	15,000	15,975

Time, Inc.
5.750% due 04/15/2022		11,000	11,440
TransDigm, Inc.
6.000% due 07/15/2022		18,250	19,071
6.375% due 06/15/2026		20,000	20,640
6.500% due 07/15/2024		33,200	34,901
Transocean, Inc.
6.800% due 03/15/2038		7,000	5,460
7.500% due 04/15/2031		15,500	13,175
9.000% due 07/15/2023		25,000	25,750
TreeHouse Foods, Inc.
4.875% due 03/15/2022		10,250	10,557
6.000% due 02/15/2024		13,700	14,419
Tribune Media Co.
5.875% due 07/15/2022		10,000	10,187
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		8,500	8,946
Triumph Group, Inc.
4.875% due 04/01/2021		10,000	9,430
Tronox Finance LLC
6.375% due 08/15/2020		5,000	4,700
7.500% due 03/15/2022		10,000	9,375
Tullow Oil PLC
6.250% due 04/15/2022		10,000	9,350
U.S. Concrete, Inc.
6.375% due 06/01/2024		12,750	13,515
U.S. Foods, Inc.
5.875% due 06/15/2024		12,500	12,969
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750	2,815
5.500% due 07/15/2025		12,000	12,285
5.500% due 05/15/2027		10,000	9,937
7.625% due 04/15/2022		4,481	4,739
United States Steel Corp.
8.375% due 07/01/2021		8,975	9,945
Unitymedia GmbH
6.125% due 01/15/2025		15,000	15,487
Unitymedia Hessen GmbH & Co. KG
4.625% due 02/15/2026	EUR	6,000	6,691
5.000% due 01/15/2025		$13,500	13,500
5.500% due 01/15/2023		24,000	25,080
Univar USA, Inc.
6.750% due 07/15/2023		14,750	15,303
Univision Communications, Inc.
5.125% due 05/15/2023		23,000	22,741
5.125% due 02/15/2025		40,000	38,400
6.750% due 09/15/2022		9,981	10,517
UPCB Finance Ltd.
5.375% due 01/15/2025		15,745	15,942
USG Corp.
5.500% due 03/01/2025		20,950	21,605
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	15,000	11,529
5.375% due 03/15/2020		$7,500	6,375
5.500% due 03/01/2023		12,000	9,060
5.625% due 12/01/2021		22,825	17,803
5.875% due 05/15/2023		20,000	15,200
6.125% due 04/15/2025		10,000	7,550
6.375% due 10/15/2020		10,000	8,641
6.750% due 08/15/2021		30,000	25,050
7.000% due 10/01/2020		2,625	2,276
7.250% due 07/15/2022		22,650	18,630
7.500% due 07/15/2021		10,000	8,512
Valvoline, Inc.
5.500% due 07/15/2024		3,950	4,098
VeriSign, Inc.
4.625% due 05/01/2023		10,000	10,200
5.250% due 04/01/2025		5,750	5,908
Versum Materials, Inc.
5.500% due 09/30/2024		7,700	7,893
Videotron Ltd.
5.000% due 07/15/2022		12,000	12,345
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	8,050
6.000% due 10/15/2024		12,000	12,405
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		23,900	23,691
5.500% due 08/15/2026		14,000	14,000
Vista Outdoor, Inc.
5.875% due 10/01/2023		15,500	16,304
Weatherford International Ltd.
4.500% due 04/15/2022 (h)		5,000	4,363
7.000% due 03/15/2038		3,000	2,513
Welltec A/S
8.000% due 02/01/2019		10,000	10,100

WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	4,150
5.375% due 06/15/2024	14,000	14,070
Western Digital Corp.
7.375% due 04/01/2023	5,000	5,513
10.500% due 04/01/2024	2,750	3,259
WhiteWave Foods Co.
5.375% due 10/01/2022	7,000	7,691
Whiting Petroleum Corp.
5.000% due 03/15/2019	17,500	17,656
5.750% due 03/15/2021 (h)	6,000	6,005
6.250% due 04/01/2023 (h)	4,000	4,020
Williams Cos., Inc.
4.550% due 06/24/2024	30,000	29,925
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	20,000	20,250
7.375% due 04/23/2021	25,000	26,062
Windstream Services LLC
7.750% due 10/15/2020	7,500	7,748
7.750% due 10/01/2021	4,000	4,132
WMG Acquisition Corp.
5.000% due 08/01/2023	8,000	8,060
Wolverine World Wide, Inc.
5.000% due 09/01/2026	3,975	3,836
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	7,800
6.000% due 01/15/2022	2,000	2,060
7.500% due 08/01/2020	5,000	5,400
8.250% due 08/01/2023	5,000	5,613
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,450
5.625% due 10/01/2024	8,280	8,725
Wynn Las Vegas LLC
4.250% due 05/30/2023	5,000	4,780
5.375% due 03/15/2022	15,000	15,394
5.500% due 03/01/2025	20,000	19,890
Wynn Macau Ltd.
5.250% due 10/15/2021	10,000	10,125
XPO Logistics, Inc.
6.500% due 06/15/2022 (h)	24,000	25,290
Yum! Brands, Inc.
6.875% due 11/15/2037	4,250	4,165
Zebra Technologies Corp.
7.250% due 10/15/2022	10,000	10,925
ZF North America Capital, Inc.
4.000% due 04/29/2020	2,000	2,088
4.500% due 04/29/2022	5,000	5,175
4.750% due 04/29/2025	30,000	30,637
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	14,095
Ziggo Secured Finance BV
5.500% due 01/15/2027	18,000	17,591

		7,929,948

UTILITIES 8.3%
AES Corp.
6.000% due 05/15/2026	7,000	7,140
7.375% due 07/01/2021	17,925	20,056
8.000% due 06/01/2020 (h)	7,750	9,048
Alta Mesa Holdings LP
7.875% due 12/15/2024	3,000	3,120
AmeriGas Partners LP
5.500% due 05/20/2025	10,500	10,644
Antero Midstream Partners LP
5.375% due 09/15/2024	5,300	5,419
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,100
Calpine Corp.
5.375% due 01/15/2023	23,250	22,843
5.750% due 01/15/2025	25,000	24,250
7.875% due 01/15/2023	5,092	5,328
CenturyLink, Inc.
5.800% due 03/15/2022	12,000	12,311
6.450% due 06/15/2021	12,000	12,690
7.500% due 04/01/2024	10,000	10,525
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,930
6.375% due 10/01/2022	6,500	6,628
7.250% due 12/01/2020	2,500	2,554
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	18,727
7.125% due 03/15/2019	10,000	10,638
8.875% due 09/15/2020	5,000	5,344
10.500% due 09/15/2022	18,750	19,782
11.000% due 09/15/2025	10,000	10,363

Genesis Energy LP
5.625% due 06/15/2024	4,000	3,950
5.750% due 02/15/2021	6,575	6,674
6.000% due 05/15/2023	9,000	9,203
6.750% due 08/01/2022	7,750	8,091
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,000	17,467
NGL Energy Partners LP
7.500% due 11/01/2023	5,000	5,188
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	5,238
NRG Energy, Inc.
6.250% due 07/15/2022	15,000	15,113
6.250% due 05/01/2024	10,000	9,775
6.625% due 03/15/2023	30,000	30,225
6.625% due 01/15/2027	20,000	19,000
7.625% due 01/15/2018	1,333	1,416
7.875% due 05/15/2021	3,944	4,131
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	9,600
5.375% due 08/15/2024	2,000	2,020
NSG Holdings LLC
7.750% due 12/15/2025	24,217	26,245
ONEOK, Inc.
4.250% due 02/01/2022	2,875	2,904
7.500% due 09/01/2023	12,000	13,830
Parsley Energy LLC
5.375% due 01/15/2025	14,500	14,622
6.250% due 06/01/2024	8,500	8,987
7.500% due 02/15/2022	7,500	7,974
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,703
Petrobras Global Finance BV
6.250% due 03/17/2024	2,750	2,645
6.750% due 01/27/2041	2,250	1,901
Red Oak Power LLC
8.540% due 11/30/2019	7,567	7,605
9.200% due 11/30/2029	3,795	3,961
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	2,695
Sprint Capital Corp.
6.900% due 05/01/2019	20,000	21,225
8.750% due 03/15/2032	27,000	29,767
Sprint Communications, Inc.
6.000% due 11/15/2022	38,000	38,380
7.000% due 03/01/2020	5,000	5,438
7.000% due 08/15/2020	27,000	28,690
9.000% due 11/15/2018	5,000	5,525
Sprint Corp.
7.125% due 06/15/2024	20,625	21,295
7.250% due 09/15/2021	37,000	39,405
7.625% due 02/15/2025	15,000	15,806
7.875% due 09/15/2023	50,000	53,500
Talen Energy Supply LLC
4.625% due 07/15/2019	8,000	7,620
6.500% due 06/01/2025	8,000	6,220
Tallgrass Energy Partners LP
5.500% due 09/15/2024	14,000	13,965
Targa Resources Partners LP
4.250% due 11/15/2023	15,500	14,899
5.250% due 05/01/2023	16,000	16,240
6.375% due 08/01/2022	5,125	5,330
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,625	12,183
7.200% due 07/18/2036	6,000	5,944
Telecom Italia SpA
5.303% due 05/30/2024	25,000	24,469
Tenaska Alabama Partners LP
7.000% due 06/30/2021	14,838	15,321
Terraform Global Operating LLC
9.750% due 08/15/2022	5,000	5,363
TerraForm Power Operating LLC
6.375% due 02/01/2023	17,000	17,298
6.625% due 06/15/2025	3,150	3,276
Transocean Proteus Ltd.
6.250% due 12/01/2024	8,500	8,622

		899,384

Total Corporate Bonds & Notes (Cost $9,626,255)		9,753,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.017% due 10/25/2035 ^	89	75

Countrywide Home Loan Mortgage Pass-Through Trust
3.147% due 02/20/2036 ^	172	142
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	9	9
First Horizon Alternative Mortgage Securities Trust
2.838% due 10/25/2034	42	41
GreenPoint Mortgage Funding Trust
0.956% due 10/25/2046	638	477
0.956% due 12/25/2046 ^	419	306
GSR Mortgage Loan Trust
3.126% due 04/25/2035	25	24
HarborView Mortgage Loan Trust
3.224% due 08/19/2036 ^	110	100
Lehman XS Trust
0.996% due 09/25/2046 ^	25	10
Residential Accredit Loans, Inc. Trust
4.275% due 09/25/2035 ^	151	127
Structured Asset Mortgage Investments Trust
0.966% due 05/25/2036	1,320	1,027
0.986% due 07/19/2035	44	43
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	282	211
WaMu Mortgage Pass-Through Certificates Trust
1.166% due 12/25/2045	285	246

Total Non-Agency Mortgage-Backed Securities (Cost $2,587)		2,838

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	387	191
NovaStar Mortgage Funding Trust
0.856% due 03/25/2037	80	41

Total Asset-Backed Securities (Cost $345)		232

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(f)	170,260	286
NVHL S.A. ‘B’ (b)(f)	170,260	286
NVHL S.A. ‘C’ (b)(f)	170,260	287
NVHL S.A. ‘D’ (b)(f)	170,260	287
NVHL S.A. ‘E’ (b)(f)	170,260	287
NVHL S.A. ‘F’ (b)(f)	170,260	287
NVHL S.A. ‘G’ (b)(f)	170,260	287
NVHL S.A. ‘H’ (b)(f)	170,260	287
NVHL S.A. ‘I’ (b)(f)	170,260	287
NVHL S.A. ‘J’ (b)(f)	170,260	287

		2,868

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. (b)(f)	6,323	32

Total Common Stocks (Cost $5,538)		2,900

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS – Exp. 05/31/2019	2,421,000	125

Total Warrants (Cost $0)		125

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		9,929

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.452% due 02/02/2017 - 03/16/2017 (c)(d)(j)	9,662	9,655

Total Short-Term Instruments (Cost $19,584)		19,584

Total Investments in Securities (Cost $9,700,540)		9,823,677

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	106,129,060	1,049,086

Total Short-Term Instruments (Cost $1,049,182)		1,049,086

Total Investments in Affiliates (Cost $1,049,182)		1,049,086

Total Investments 100.1% (Cost $10,749,722)		$10,872,763
Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $0)		1,845
Other Assets and Liabilities, net (0.1)%		(10,920)

Net Assets 100.0%		$10,863,688

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$32	0.00%
NVHL S.A. ‘A’	03/09/2012	553	286	0.00
NVHL S.A. ‘B’	03/09/2012	553	286	0.00
NVHL S.A. ‘C’	03/09/2012	554	287	0.00
NVHL S.A. ‘D’	03/09/2012	554	287	0.00
NVHL S.A. ‘E’	03/09/2012	554	287	0.00
NVHL S.A. ‘F’	03/09/2012	554	287	0.00
NVHL S.A. ‘G’	03/09/2012	554	287	0.00
NVHL S.A. ‘H’	03/09/2012	554	287	0.01
NVHL S.A. ‘I’	03/09/2012	554	287	0.01
NVHL S.A. ‘J’	03/09/2012	554	287	0.01

		$5,538	$2,900	0.03%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$9,929	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(10,132)	$9,929	$9,929

Total Repurchase Agreements						$(10,132)	$9,929	$9,929

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(3.000)%	10/12/2016	10/12/2017		$(1,700)	$(1,688)
	(3.000)	10/14/2016	10/14/2017		(1,693)	(1,682)
	(2.250)	11/23/2016	01/06/2017		(3,746)	(3,730)
	(1.000)	10/13/2016	10/13/2017		(112)	(112)
	(0.750)	11/02/2016	11/02/2017		(4,911)	(4,905)
	(0.500)	08/22/2016	08/22/2017		(4,682)	(4,673)
	(0.500)	09/26/2016	09/26/2017		(4,748)	(4,742)
	(0.500)	11/10/2016	11/10/2017		(1,170)	(1,168)
	(0.500)	12/20/2016	TBD	(4)	(3,527)	(3,526)
	(0.250)	12/21/2016	TBD	(4)	(19,148)	(19,146)
	(0.100)	10/06/2016	10/06/2017		(4,503)	(4,502)
	0.000	12/16/2016	TBD	(4)	(18,426)	(18,426)
	0.000	12/22/2016	12/22/2017		(3,873)	(3,873)
	0.150	12/16/2016	TBD	(4)	(17,145)	(17,146)
	0.250	12/16/2016	TBD	(4)	(17,492)	(17,492)
DEU	(0.250)	10/21/2016	TBD	(4)	(3,012)	(3,011)
FOB	(3.000)	12/05/2016	12/05/2017		(3,514)	(3,506)
	(0.750)	07/25/2016	07/25/2017		(3,030)	(3,020)
	(0.250)	10/05/2016	TBD	(4)	(5,346)	(5,343)
GSC	(1.000)	12/01/2016	12/01/2017		(1,554)	(1,551)
RDR	(2.750)	12/13/2016	TBD	(4)	(7,842)	(7,829)
	(1.500)	08/15/2016	08/15/2017		(1,620)	(1,611)
	(1.000)	12/12/2016	12/12/2017		(1,010)	(1,009)
	(0.750)	12/12/2016	12/12/2017		(5,748)	(5,745)
	(0.250)	04/29/2016	TBD	(4)	(4,728)	(4,720)
	(0.250)	05/19/2016	TBD	(4)	(2,946)	(2,941)
	(0.250)	12/23/2016	12/23/2017		(3,578)	(3,578)
	0.000	10/06/2016	10/06/2017		(2,912)	(2,912)

Total Reverse Repurchase Agreements						$(153,587)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(133,938) at a weighted average interest rate of (1.045)%.
(4)	Open maturity reverse repurchase agreement.

(h)	Securities with an aggregate market value of $165,988 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$48,500	$3,906	$786	$39	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	163,350	11,473	11,647	66	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	100,000	7,143	3,786	84	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	300,000	19,142	3,195	368	0

				$41,664	$19,414	$557	$0

Total Swap Agreements				$41,664	$19,414	$557	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $8,910 and cash of $86,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017		$142,927	EUR	137,430	$1,760	$0
	02/2017	EUR	137,430		$143,126	0	(1,753)
BPS	01/2017		118,337		125,513	927	0
CBK	01/2017		7,597		8,008	20	(10)
	01/2017		$4,372	EUR	4,100	0	(56)
GLM	01/2017	EUR	1,007		$1,087	26	0
IND	01/2017		$7,909	GBP	6,460	53	0
	02/2017	GBP	6,460		$7,914	0	(53)
JPM	01/2017	EUR	14,589		15,553	193	0
	01/2017	GBP	6,460		8,182	221	0
	02/2017		$1,148	CHF	1,125	0	(40)

Total Forward Foreign Currency Contracts						$3,200	$(1,912)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$43,485	$1,200	$44,685
Corporate Bonds & Notes
Banking & Finance	0	923,981	0	923,981
Industrials	0	7,922,009	7,939	7,929,948
Utilities	0	899,384	0	899,384
Non-Agency Mortgage-Backed Securities	0	2,838	0	2,838
Asset-Backed Securities	0	232	0	232
Common Stocks
Health Care	0	2,868	0	2,868
Information Technology	0	0	32	32
Warrants
Information Technology	0	0	125	125
Short-Term Instruments
Repurchase Agreements	0	9,929	0	9,929
U.S. Treasury Bills	0	9,655	0	9,655
	$0	$9,814,381	$9,296	$9,823,677

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,049,086	$0	$0	$1,049,086

Total Investments	$1,049,086	$9,814,381	$9,296	$10,872,763

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	557	0	557
Over the counter	0	3,200	0	3,200
	$0	$3,757	$0	$3,757

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,912)	$0	$(1,912)

Total Financial Derivative Instruments	$0	$1,845	$0	$1,845

Totals	$1,049,086	$9,816,226	$9,296	$10,874,608

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
IFP Funding LLC
6.500% due 04/01/2017	$6,000	$5,956

Total Corporate Bonds & Notes (Cost $6,000)		5,956

MUNICIPAL BONDS & NOTES 91.7%
ALABAMA 3.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	841
6.000% due 06/01/2050	875	932
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	9,675	7,174
6.500% due 10/01/2053	8,750	10,331
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,500	3,877

		23,155

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	138

ARIZONA 2.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,752
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	989
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,257
6.000% due 01/01/2048	6,000	5,376
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	791

		13,165

CALIFORNIA 8.6%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	11,000	792
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,650
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	627
7.000% due 10/01/2039	500	504
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,143
7.750% due 04/01/2031	795	951
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	911
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,013
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	3,000	3,002
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	991
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,525
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,025
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	725
5.000% due 06/01/2046	2,590	2,513
5.000% due 06/01/2051	1,000	939
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	556
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.250% due 12/01/2034	2,000	2,084
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	140	143

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,663
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,325
5.000% due 09/01/2034	1,300	1,363
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,097
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,095
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,118
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2030 (b)	2,375	1,437
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,971
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2041	1,400	1,478
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,066
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2029 (b)	2,100	1,414
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,803
6.250% due 10/01/2040	1,000	1,201
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,078
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	576

		55,779

COLORADO 2.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	770	783
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,039
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,686
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	510
5.750% due 12/01/2045	1,000	1,020
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,485
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	676
5.000% due 12/01/2045	1,250	1,150
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,719
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	827
Solaris Metropolitan District No 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	855
5.000% due 12/01/2046	1,380	1,374

		15,124

CONNECTICUT 0.3%
Connecticut Special Tax State Revenue Bonds, Series 2016
5.000% due 09/01/2027	1,000	1,176
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	750	809

		1,985

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	435

DISTRICT OF COLUMBIA 0.6%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	165	195
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2006
0.000% due 06/15/2046 (b)	31,000	3,477

		3,672

FLORIDA 2.9%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,175
8.000% due 10/01/2046	1,250	1,463
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	1,914
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	244

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	200	215
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,825	2,849
5.000% due 06/01/2040	3,330	3,334
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,165
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,788
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,715
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	710	711
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,770	1,978

		18,551

GEORGIA 1.3%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	250
Georgia State General Obligation Notes, Series 2016
5.000% due 12/01/2025	2,500	3,056
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,537
Municipal Electric Authority of Georgia Revenue Bonds, Series 2016
5.000% due 01/01/2028	3,000	3,536

		8,379

ILLINOIS 7.4%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	978
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2029	1,705	1,639
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	6,828
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	9,000	8,915
5.500% due 01/01/2034	165	163
Chicago, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2027	5,500	5,373
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,580
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,084
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	470
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	512
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,686
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,186
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,448
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2030	1,245	1,237
5.000% due 03/01/2037	1,200	1,154
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2036	3,000	2,540
5.000% due 01/01/2032	1,500	1,471
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2026	7,010	7,102
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	933

		48,299

INDIANA 1.5%
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	1,886
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	405
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,091
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,684
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,803
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,705	1,978

		9,947

IOWA 1.6%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,067
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	1,892
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	2,870
5.625% due 06/01/2046	5,000	4,775

		10,607

KANSAS 0.5%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	4,063	894
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	243
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	494
5.250% due 12/01/2036	500	496
5.375% due 12/01/2046	1,125	1,113

		3,240

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,224

LOUISIANA 0.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,193
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,405
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	542

		4,140

MAINE 1.0%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,008
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,300	1,311

		6,319

MARYLAND 1.6%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,491
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	282
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,691

		10,464

MASSACHUSETTS 0.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,573
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	665	695

		3,268

MICHIGAN 2.8%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	26
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	670	660
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,085
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	695	695
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,600
5.000% due 07/01/2033	2,000	2,182
5.000% due 07/01/2044	4,500	4,761
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	748

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	985	909
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	557

		18,223

MINNESOTA 0.6%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	375	377
5.000% due 08/01/2046	750	746
5.000% due 08/01/2051	555	547
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,045
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	822
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	509

		4,046

MISSOURI 0.8%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	224
5.550% due 10/01/2036	45	39
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,501
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256
St Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046 (a)	2,500	2,446
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	511

		4,977

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 0.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,392

NEVADA 0.5%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,211

NEW JERSEY 5.2%
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,240
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,618
5.250% due 11/01/2044	1,625	1,574
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,532
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,385
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,500	3,674
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,492
5.250% due 06/15/2041	1,000	1,018
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,630
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,637
5.000% due 06/01/2041	10,000	8,727

		33,527

NEW YORK 8.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,980
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	5,500	5,830
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026	7,500	8,943
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	80,000	2,865
5.000% due 06/01/2042	1,000	923
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,437

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,812
5.375% due 11/15/2040	4,000	4,281
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	574
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.155% due 10/01/2036	5,600	5,152
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	5,000	5,252
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,015
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	2,000	1,994

		53,058

NORTH CAROLINA 0.7%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	812
6.000% due 04/01/2038	500	509
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	606
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,540

		4,467

OHIO 6.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	19,500	17,591
5.750% due 06/01/2034	2,500	2,163
6.500% due 06/01/2047	15,350	14,315
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,735
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,502
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,225	2,098
6.375% due 01/15/2051	1,500	1,394

		44,798

OKLAHOMA 0.9%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	768
6.875% due 11/01/2046	1,625	1,608
7.000% due 11/01/2051	3,250	3,224

		5,600

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	208

PENNSYLVANIA 3.3%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	812
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	513
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	480	457
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016
5.000% due 01/15/2028	5,000	5,837
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2022	5,000	5,650
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	524
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,164
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	253
6.375% due 07/01/2030	1,000	1,011
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	532
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	459
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,545

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	485	486

		21,243

PUERTO RICO 2.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	10,195	7,697
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^	20	13
5.000% due 07/01/2018 ^	15	10
5.000% due 07/01/2020 ^	735	485
5.000% due 07/01/2021 ^	505	334
5.000% due 07/01/2022 ^	50	33
5.000% due 07/01/2024 ^	145	96
5.000% due 07/01/2025 ^	70	46
5.000% due 07/01/2026 ^	10	7
5.000% due 07/01/2032 ^	300	198
5.000% due 07/01/2037 ^	120	79
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.250% due 07/01/2033 ^	20	13
5.375% due 07/01/2024 ^	55	36
5.500% due 07/01/2020 ^	10	7
5.500% due 07/01/2021 ^	55	36
5.500% due 07/01/2038 ^	160	106
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^	100	66
3.875% due 07/01/2023 ^	75	49
4.375% due 07/01/2021 ^	45	30
4.500% due 07/01/2023 ^	15	10
4.600% due 07/01/2024 ^	50	33
4.625% due 07/01/2025 ^	35	23
4.750% due 07/01/2026 ^	245	161
4.750% due 07/01/2027 ^	50	33
5.000% due 07/01/2021 ^	60	40
5.000% due 07/01/2022 ^	35	23
5.000% due 07/01/2024 ^	50	33
5.000% due 07/01/2025 ^	25	17
5.000% due 07/01/2026 ^	65	43
5.250% due 07/01/2021 ^	260	172
5.250% due 07/01/2022 ^	40	26
5.250% due 07/01/2025 ^	25	17
5.250% due 07/01/2026 ^	100	66
5.250% due 07/01/2027 ^	140	92
5.250% due 07/01/2030 ^	15	10
5.250% due 07/01/2031 ^	30	20
5.250% due 07/01/2040 ^	115	76
5.750% due 07/01/2036 ^	25	17
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^	100	66
5.000% due 07/01/2042 ^	55	36
5.050% due 07/01/2042 ^	140	93
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^	665	440
7.000% due 07/01/2033 ^	10	7
7.000% due 07/01/2040 ^	20	13
7.000% due 07/01/2043 ^	85	56
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^	75	49
3.500% due 07/01/2020 ^	395	259
4.100% due 07/01/2019 ^	100	66
4.250% due 07/01/2020 ^	1,375	902
5.000% due 07/01/2018 ^	180	120
5.000% due 07/01/2019 ^	60	40
5.000% due 07/01/2020 ^	5,020	3,312
5.250% due 07/01/2020 ^	140	92

		15,818

RHODE ISLAND 2.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	90,000	7,305
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	11,000	11,030

		18,335

SOUTH CAROLINA 0.3%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,902

TENNESSEE 1.6%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,259
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (b)	1,670	1,136
0.000% due 12/01/2025 (b)	1,950	1,170
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,913
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,065
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	545
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	775	865
5.000% due 02/01/2025	1,545	1,740

		10,693

TEXAS 12.6%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,804
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,155
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	536
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,086
Dallas County, Texas Community College District General Obligation Notes, Series 2016
5.000% due 02/15/2026	4,040	4,844
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	798
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,605
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	832
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	286
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,885
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,079
5.000% due 07/01/2047	7,500	7,688
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.000% due 04/01/2031	1,300	1,399
5.000% due 04/01/2036	1,000	1,040
5.000% due 07/01/2046	5,000	5,223
5.000% due 07/01/2051	1,250	1,335
5.250% due 07/01/2036	400	405
5.750% due 07/01/2051	1,000	1,037
7.000% due 07/01/2051	725	683
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	428
5.000% due 04/01/2024	405	453
5.000% due 04/01/2025	425	468
5.000% due 04/01/2026	445	489
6.000% due 07/01/2026	125	119
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 08/15/2046	1,250	1,135
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	157
5.750% due 01/01/2033	350	366
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,187
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,107
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	558
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,283
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,013
5.500% due 01/01/2032	500	527
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	131
6.000% due 09/15/2046	365	336
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	1,000	1,008
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,066
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,082
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,110

Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,295

		82,038

U.S. VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	5,000	4,387
6.625% due 10/01/2029	1,400	1,357
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032	1,330	1,131
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Notes, Series 2009
5.000% due 10/01/2019	1,500	1,441

		8,316

UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,289
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	682
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	462

		2,433

VIRGINIA 0.6%
Ballston Quarter Community Development Authority, Virginia Tax Allocation Bonds, Series 2016
5.500% due 03/01/2046	1,750	1,655
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	8
6.000% due 06/01/2043	354	331
Lewistown Commerce Center Community Development Authority, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	572	545
6.050% due 03/01/2054 ^	592	89
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	971

		3,599

WASHINGTON 0.9%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,027
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	281
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.120% due 01/01/2035	1,500	1,501
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	733
Washington State Housing Finance Commission Revenue Bonds, Series 2016
5.000% due 07/01/2036	355	354
5.000% due 07/01/2046	750	729
5.000% due 07/01/2051	1,000	962

		5,587

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	480	425

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,016
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,156

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,087

		9,259

Total Municipal Bonds & Notes (Cost $586,662)		595,212

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		544

Total Short-Term Instruments (Cost $544)		544

Total Investments in Securities (Cost $593,206)		601,712

	SHARES
INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	4,748,705	46,941

Total Short-Term Instruments (Cost $46,941)		46,941

Total Investments in Affiliates (Cost $46,941)		46,941

Total Investments 99.9% (Cost $640,147)		$648,653
Financial Derivative Instruments (e) 0.3% (Cost or Premiums, net $(285))		1,886
Other Assets and Liabilities, net (0.2)%		(1,063)

Net Assets 100.0%		$649,476

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$544	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(555)	$544	$544

Total Repurchase Agreements						$(555)	$544	$544

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$744	$744	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-27 5-Year Index	(1.000)%	12/20/2021	$20,600	$(285)	$(30)	$0	$(315)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$17,000	$0	$1,127	$1,127	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	11,800	0	330	330	0

						$0	$1,457	$1,457	$0

Total Swap Agreements						$(285)	$2,171	$2,201	$(315)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,956	$5,956
Municipal Bonds & Notes
Alabama	0	23,155	0	23,155
Alaska	0	138	0	138
Arizona	0	13,165	0	13,165
California	0	55,779	0	55,779
Colorado	0	15,124	0	15,124
Connecticut	0	1,985	0	1,985
Delaware	0	435	0	435
District of Columbia	0	3,672	0	3,672
Florida	0	18,551	0	18,551
Georgia	0	8,379	0	8,379
Illinois	0	48,299	0	48,299
Indiana	0	9,947	0	9,947
Iowa	0	10,607	0	10,607
Kansas	0	3,240	0	3,240
Kentucky	0	1,224	0	1,224
Louisiana	0	4,140	0	4,140
Maine	0	6,319	0	6,319
Maryland	0	10,464	0	10,464
Massachusetts	0	3,268	0	3,268
Michigan	0	18,223	0	18,223
Minnesota	0	4,046	0	4,046
Missouri	0	4,977	0	4,977
Montana	0	166	0	166
Nebraska	0	5,392	0	5,392
Nevada	0	3,211	0	3,211
New Jersey	0	33,527	0	33,527
New York	0	53,058	0	53,058
North Carolina	0	4,467	0	4,467
Ohio	0	44,798	0	44,798
Oklahoma	0	5,600	0	5,600
Oregon	0	208	0	208
Pennsylvania	0	21,243	0	21,243
Puerto Rico	0	15,818	0	15,818
Rhode Island	0	18,335	0	18,335
South Carolina	0	1,902	0	1,902
Tennessee	0	10,693	0	10,693
Texas	0	82,038	0	82,038
U.S. Virgin Islands	0	8,316	0	8,316
Utah	0	2,433	0	2,433
Virginia	0	3,599	0	3,599
Washington	0	5,587	0	5,587
West Virginia	0	425	0	425
Wisconsin	0	9,259	0	9,259
Short-Term Instruments
Repurchase Agreements	0	544	0	544
	$0	$595,756	$5,956	$601,712

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,941	$0	$0	$46,941

Total Investments	$46,941	$595,756	$5,956	$648,653

Financial Derivative Instruments - Assets
Over the counter	$0	$1,457	$744	$2,201

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(315)	$0	$(315)

Total Financial Derivative Instruments	$0	$1,142	$744	$1,886

Totals	$46,941	$596,898	$6,700	$650,539

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$6,000	$0	$0	$0	$0	$(44)	$0	$0	$5,956	$(44)

Financial Derivative Instruments - Assets
Over the counter	18	0	0	0	0	726	0	0	744	0

Totals	$6,018	$0	$0	$0	$0	$682	$0	$0	$6,700	$(44)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,956	Proxy Pricing	Base Price	99.750
Financial Derivative Instruments - Assets
Over the counter	744	Indicative Market Quotation	Broker Quote	5.95

Total	$6,700

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.8%
BANK LOAN OBLIGATIONS 0.2%
CDRH Parent, Inc.
9.000% due 07/01/2022		$3,000	$1,800
Veritas U.S., Inc.
6.625% due 01/27/2023		2,853	2,641

Total Bank Loan Obligations (Cost $5,437)			4,441

CORPORATE BONDS & NOTES 90.2%
BANKING & FINANCE 10.1%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		7,000	4,917
Alliant Holdings Intermediate LLC
8.250% due 08/01/2023		4,000	4,140
Ally Financial, Inc.
4.625% due 03/30/2025		2,000	1,978
5.125% due 09/30/2024		2,000	2,040
7.500% due 09/15/2020		2,000	2,248
8.000% due 03/15/2020		4,016	4,558
8.000% due 11/01/2031		668	777
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	4,000	4,050
9.000% due 05/09/2018 (f)		$1,600	1,672
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	4,000	4,257
Banco Santander S.A.
6.250% due 03/12/2019 (f)		500	493
6.250% due 09/11/2021 (f)		4,000	3,959
Barclays PLC
6.500% due 09/15/2019 (f)		2,000	2,049
7.875% due 09/15/2022 (f)	GBP	4,000	4,934
8.000% due 12/15/2020 (f)	EUR	3,000	3,341
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$4,500	4,533
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	2,844
7.500% due 10/01/2023		1,500	1,858
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		$3,963	1,645
CIT Group, Inc.
5.000% due 08/15/2022		7,000	7,315
5.000% due 08/01/2023		2,000	2,070
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		12,000	12,166
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		3,000	2,929
7.500% due 12/11/2023 (f)		2,000	2,100
Crescent Communities LLC
8.875% due 10/15/2021		1,000	1,013
ESH Hospitality, Inc.
5.250% due 05/01/2025		4,000	3,990
FBM Finance, Inc.
8.250% due 08/15/2021		5,000	5,300
Garfunkelux Holdco S.A.
8.500% due 11/01/2022	GBP	2,500	3,217
11.000% due 11/01/2023		1,500	1,903
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		$2,000	2,175
HUB International Ltd.
7.875% due 10/01/2021		3,000	3,177
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	4,661
Intelsat Connect Finance S.A.
12.500% due 04/01/2022 (a)		1,173	727
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,774
5.710% due 01/15/2026		3,000	2,864
7.700% due 09/17/2025 (f)		3,000	2,831
Jefferies Finance LLC
7.375% due 04/01/2020		2,500	2,513
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	960
Lloyds Banking Group PLC
7.500% due 06/27/2024 (f)		10,000	10,325

Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (b)	EUR	5,000	5,566
Navient Corp.
5.000% due 10/26/2020		$2,000	2,045
5.875% due 10/25/2024		3,000	2,865
6.125% due 03/25/2024		5,000	4,881
8.000% due 03/25/2020		3,000	3,336
NFP Corp.
9.000% due 07/15/2021		3,000	3,176
OneMain Financial Holdings LLC
7.250% due 12/15/2021		2,500	2,619
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,955
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		5,000	4,750
7.648% due 09/30/2031 (f)		4,000	4,590
9.118% due 05/02/2017 (f)		350	355
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	2,000	2,481
Societe Generale S.A.
7.875% due 12/18/2023 (f)		$6,000	5,805
Springleaf Finance Corp.
7.750% due 10/01/2021 (j)		2,025	2,144
8.250% due 10/01/2023		3,900	4,095
UniCredit SpA
8.000% due 06/03/2024 (f)		7,000	6,457
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	2,604

			191,027

INDUSTRIALS 73.4%
24 Hour Holdings LLC
8.000% due 06/01/2022		2,000	1,710
Accudyne Industries Borrower
7.750% due 12/15/2020		10,000	8,375
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,456
ADT Corp.
3.500% due 07/15/2022		4,000	3,830
4.125% due 06/15/2023		3,000	2,880
4.875% due 07/15/2032		2,500	2,075
Advanced Disposal Services, Inc.
5.625% due 11/15/2024		2,000	1,995
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		7,000	6,755
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,041
Alcoa Nederland Holding BV
6.750% due 09/30/2024		500	544
7.000% due 09/30/2026		750	823
Aldesa Financial Services S.A.
7.250% due 04/01/2021	EUR	2,000	1,455
Alere, Inc.
6.375% due 07/01/2023		$2,500	2,497
6.500% due 06/15/2020		1,000	990
Aleris International, Inc.
7.875% due 11/01/2020		5,000	5,037
9.500% due 04/01/2021		2,000	2,155
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,045
6.625% due 02/15/2023		4,000	4,120
Altice Finco S.A.
7.625% due 02/15/2025 (j)		2,000	2,028
8.125% due 01/15/2024		1,500	1,560
9.875% due 12/15/2020		4,000	4,230
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	1,500	1,656
7.250% due 05/15/2022		1,000	1,129
7.625% due 02/15/2025 (j)		$5,000	5,269
7.750% due 05/15/2022		4,000	4,280
Altice U.S. Finance Corp.
5.500% due 05/15/2026		2,000	2,045
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	3,019
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	3,105
Anglo American Capital PLC
4.125% due 04/15/2021		1,000	1,023
4.450% due 09/27/2020		2,000	2,060
Antero Resources Corp.
5.125% due 12/01/2022		1,000	1,015
6.000% due 12/01/2020		1,500	1,545
Arconic, Inc.
5.125% due 10/01/2024		2,500	2,575

ARD Finance S.A. (6.625% Cash or 7.375% PIK)
6.625% due 09/15/2023 (b)	EUR	1,000	1,057
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (b)		$2,750	2,726
Ardagh Packaging Finance PLC
6.750% due 05/15/2024	EUR	2,500	2,825
7.250% due 05/15/2024		$4,000	4,230
Ashland LLC
4.750% due 08/15/2022		2,000	2,083
6.875% due 05/15/2043		2,500	2,594
Associated Materials LLC
9.000% due 01/01/2024		5,000	5,025
Auris Luxembourg S.A.
8.000% due 01/15/2023	EUR	5,000	5,737
Avaya, Inc.
7.000% due 04/01/2019		$2,000	1,760
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	2,118
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,150
Berry Plastics Corp.
6.000% due 10/15/2022		2,825	3,002
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		2,500	2,450
BMC Software Finance, Inc.
8.125% due 07/15/2021		6,500	6,106
Bombardier, Inc.
4.750% due 04/15/2019		1,500	1,515
7.500% due 03/15/2025		3,000	2,979
8.750% due 12/01/2021		3,750	3,989
Boparan Finance PLC
5.500% due 07/15/2021	GBP	1,000	1,209
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		$2,750	2,592
Boyd Gaming Corp.
6.875% due 05/15/2023		4,000	4,315
Builders FirstSource, Inc.
10.750% due 08/15/2023		750	864
Burger King Worldwide, Inc.
6.000% due 04/01/2022		4,000	4,190
Cablevision Systems Corp.
5.875% due 09/15/2022		5,000	4,887
8.000% due 04/15/2020		1,250	1,375
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)		4,918	5,164
California Resources Corp.
8.000% due 12/15/2022		3,000	2,685
Camelot Finance S.A.
7.875% due 10/15/2024		2,750	2,853
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		3,864	3,900
Carlson Travel, Inc.
9.500% due 12/15/2024		1,500	1,573
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (j)		3,000	3,090
Catalent Pharma Solutions, Inc.
4.750% due 12/15/2024	EUR	1,000	1,106
CCO Holdings LLC
5.125% due 02/15/2023		$2,000	2,060
5.250% due 09/30/2022		2,000	2,075
5.375% due 05/01/2025		2,000	2,065
5.500% due 05/01/2026		2,000	2,045
5.750% due 09/01/2023		3,500	3,666
5.750% due 02/15/2026		5,000	5,187
5.875% due 04/01/2024		5,000	5,350
Centene Corp.
5.625% due 02/15/2021		1,500	1,581
6.125% due 02/15/2024		1,375	1,452
Central Garden & Pet Co.
6.125% due 11/15/2023		1,000	1,060
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,500	2,556
6.375% due 09/15/2020		2,000	2,065
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	7,500	8,442
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$4,500	2,160
Chemours Co.
6.125% due 05/15/2023	EUR	1,000	1,053
6.625% due 05/15/2023 (j)		$2,500	2,488
7.000% due 05/15/2025		2,000	1,980
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,500	1,536
7.000% due 06/30/2024		2,000	2,175
Chesapeake Energy Corp.
8.000% due 12/15/2022		5,000	5,421

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	5,070
7.625% due 03/15/2020		4,500	4,438
CMA CGM S.A.
7.750% due 01/15/2021	EUR	1,250	1,226
CNH Industrial Capital LLC
4.875% due 04/01/2021		$1,000	1,043
Codere Finance 2 Luxembourg S.A.
6.750% due 11/01/2021	EUR	1,250	1,341
CommScope Technologies Finance LLC
6.000% due 06/15/2025		$2,000	2,130
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,034
5.500% due 06/15/2024		1,500	1,558
Community Health Systems, Inc.
5.125% due 08/01/2021		1,000	930
6.875% due 02/01/2022		7,000	4,900
7.125% due 07/15/2020		4,000	3,061
Concho Resources, Inc.
5.500% due 10/01/2022		1,000	1,041
5.500% due 04/01/2023		3,000	3,124
6.500% due 01/15/2022		1,250	1,293
Concordia International Corp.
7.000% due 04/15/2023		5,000	1,600
9.500% due 10/21/2022		4,500	1,620
Conduent Finance, Inc.
10.500% due 12/15/2024		1,875	2,011
Constellium NV
4.625% due 05/15/2021	EUR	2,000	2,042
5.750% due 05/15/2024		$2,250	2,115
7.000% due 01/15/2023	EUR	1,000	1,063
Continental Resources, Inc.
3.800% due 06/01/2024		$5,000	4,637
4.500% due 04/15/2023		5,000	4,925
4.900% due 06/01/2044		1,500	1,290
5.000% due 09/15/2022		2,000	2,026
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.500% due 08/01/2021	EUR	2,000	1,909
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	1
CPG Merger Sub LLC
8.000% due 10/01/2021		12,000	12,420
CSC Holdings LLC
5.250% due 06/01/2024		1,000	980
6.625% due 10/15/2025		1,000	1,095
10.125% due 01/15/2023		2,000	2,315
Darling Ingredients, Inc.
5.375% due 01/15/2022		2,000	2,083
DaVita, Inc.
5.000% due 05/01/2025		4,000	3,945
5.750% due 08/15/2022		2,000	2,098
DBP Holding Corp.
7.750% due 10/15/2020		4,000	2,760
DEA Finance S.A.
7.500% due 10/15/2022	EUR	1,500	1,696
Dean Foods Co.
6.500% due 03/15/2023		$2,000	2,110
Diamond Finance Corp.
5.875% due 06/15/2021		1,000	1,064
7.125% due 06/15/2024		1,000	1,110
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,125	2,157
Diamondback Energy, Inc.
5.375% due 05/31/2025		1,250	1,260
Digicel Group Ltd.
7.125% due 04/01/2022		4,000	3,122
8.250% due 09/30/2020		2,500	2,157
Digicel Ltd.
6.000% due 04/15/2021		5,000	4,546
DISH DBS Corp.
5.000% due 03/15/2023		2,000	1,995
5.875% due 07/15/2022		4,000	4,220
5.875% due 11/15/2024		4,000	4,131
6.750% due 06/01/2021		3,000	3,262
7.750% due 07/01/2026		2,000	2,260
DJO Finance LLC
10.750% due 04/15/2020		4,250	3,591
DJO Finco, Inc.
8.125% due 06/15/2021		6,100	5,322
Dollar Tree, Inc.
5.750% due 03/01/2023		3,000	3,191
Douglas GmbH
6.250% due 07/15/2022	EUR	1,000	1,155
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)		4,012	1,373

Dynegy, Inc.
6.750% due 11/01/2019		$3,500	3,579
7.375% due 11/01/2022		3,000	2,880
7.625% due 11/01/2024		4,000	3,710
Eldorado Resorts, Inc.
7.000% due 08/01/2023		3,500	3,727
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,899
Endo Finance LLC
5.375% due 01/15/2023		5,000	4,275
5.750% due 01/15/2022		3,000	2,685
6.000% due 07/15/2023		4,000	3,530
6.500% due 02/01/2025		6,750	5,653
7.250% due 01/15/2022		2,000	1,850
Energy Transfer Equity LP
5.875% due 01/15/2024		3,000	3,112
7.500% due 10/15/2020		4,000	4,480
Entertainment One Ltd.
6.875% due 12/15/2022	GBP	1,500	2,020
First Data Corp.
5.000% due 01/15/2024		$2,000	2,018
5.750% due 01/15/2024		3,000	3,107
6.750% due 11/01/2020		2,250	2,339
7.000% due 12/01/2023		7,500	8,006
First Quantum Minerals Ltd.
6.750% due 02/15/2020		2,000	2,005
7.000% due 02/15/2021		2,500	2,499
7.250% due 05/15/2022		2,500	2,475
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		1,517	1,581
9.750% due 03/01/2022		2,500	2,913
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,000	1,995
3.550% due 03/01/2022 (j)		2,000	1,870
3.875% due 03/15/2023		2,000	1,845
4.000% due 11/14/2021		5,000	4,900
5.400% due 11/14/2034		3,500	2,958
6.500% due 11/15/2020		2,000	2,065
Fresh Market, Inc.
9.750% due 05/01/2023		3,000	2,573
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	3,000	2,421
Gardner Denver, Inc.
6.875% due 08/15/2021		$17,500	17,500
Gates Global LLC
5.750% due 07/15/2022	EUR	4,000	4,036
6.000% due 07/15/2022		$4,000	3,932
GCP Applied Technologies, Inc.
9.500% due 02/01/2023		3,500	4,025
General Cable Corp.
5.750% due 10/01/2022		2,000	1,950
Genesys Telecommunications Laboratories, Inc.
10.000% due 11/30/2024		2,500	2,663
Greatbatch Ltd.
9.125% due 11/01/2023		5,000	5,000
Grinding Media, Inc.
7.375% due 12/15/2023		2,250	2,369
Gulfport Energy Corp.
6.000% due 10/15/2024		1,250	1,278
6.375% due 05/15/2025		2,250	2,284
6.625% due 05/01/2023		2,500	2,625
Halcon Resources Corp.
8.625% due 02/01/2020 (j)		1,000	1,045
12.000% due 02/15/2022		2,000	2,190
HCA Holdings, Inc.
6.250% due 02/15/2021		3,000	3,236
HCA, Inc.
4.750% due 05/01/2023		5,000	5,131
5.250% due 06/15/2026		2,000	2,073
5.375% due 02/01/2025		2,000	2,008
5.875% due 03/15/2022		2,000	2,160
5.875% due 05/01/2023		3,000	3,195
6.500% due 02/15/2020		2,000	2,193
7.500% due 02/15/2022		4,000	4,550
HD Supply, Inc.
5.750% due 04/15/2024		1,500	1,587
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	4,994
Hema Bondco BV
8.500% due 12/15/2019	EUR	3,000	2,447
Hertz Corp.
5.500% due 10/15/2024 (j)		$1,625	1,428
5.875% due 10/15/2020		1,000	983
6.250% due 10/15/2022		1,500	1,414
Hexion, Inc.
8.875% due 02/01/2018		3,500	3,500
9.000% due 11/15/2020		2,750	2,159

Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		1,000	975
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,038
7.625% due 01/15/2025		1,750	1,823
Huntsman International LLC
4.250% due 04/01/2025	EUR	2,000	2,128
IASIS Healthcare LLC
8.375% due 05/15/2019		$2,000	1,750
iHeartCommunications, Inc.
9.000% due 03/01/2021		4,000	2,975
9.000% due 09/15/2022		1,500	1,108
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)
2.750% due 09/15/2021 (b)	EUR	500	544
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)
3.250% due 09/15/2023 (b)		1,000	1,087
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)		4,000	4,224
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		$1,000	968
Immucor, Inc.
11.125% due 08/15/2019		5,750	5,434
Inception Merger Sub, Inc.
8.625% due 11/15/2024		2,000	2,122
INEOS Group Holdings S.A.
5.375% due 08/01/2024	EUR	1,500	1,594
Informatica LLC
7.125% due 07/15/2023		$7,000	6,702
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	2,715
8.000% due 02/15/2024		1,500	1,549
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		868	289
8.125% due 06/01/2023		1,000	318
International Game Technology PLC
6.250% due 02/15/2022		5,000	5,387
6.500% due 02/15/2025		3,000	3,232
inVentiv Group Holdings, Inc.
7.500% due 10/01/2024		2,000	2,105
Jaguar Holding Co.
6.375% due 08/01/2023		7,000	7,507
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	1,034
JH-Holding Finance S.A.
8.250% due 12/01/2022 (b)	EUR	2,000	2,278
Jo-Ann Stores LLC
8.125% due 03/15/2019		$1,750	1,746
KFC Holding Co.
5.250% due 06/01/2026		1,750	1,781
Kinetic Concepts, Inc.
9.625% due 10/01/2021		10,000	10,625
12.500% due 11/01/2021		9,000	9,472
Kirk Beauty One GmbH
8.750% due 07/15/2023	EUR	4,000	4,625
KLX, Inc.
5.875% due 12/01/2022		$5,000	5,169
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		7,000	7,017
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		500	503
4.875% due 11/01/2026		1,000	992
Landry’s, Inc.
6.750% due 10/15/2024		2,500	2,544
Level 3 Financing, Inc.
5.250% due 03/15/2026		3,000	2,978
LifePoint Health, Inc.
5.375% due 05/01/2024		2,500	2,455
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	2,500	2,618
LTF Merger Sub, Inc.
8.500% due 06/15/2023		$2,000	2,080
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	6,562
4.875% due 04/15/2020		1,000	1,009
5.500% due 04/15/2025		1,500	1,350
5.625% due 10/15/2023		1,250	1,172
5.750% due 08/01/2022		4,000	3,870
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024		2,150	2,489
Marcolin SpA
8.500% due 11/15/2019	EUR	2,000	2,217
Matador Resources Co.
6.875% due 04/15/2023		$1,625	1,714
Match Group, Inc.
6.375% due 06/01/2024		1,000	1,059

McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024		1,250	1,264
MDC Partners, Inc.
6.500% due 05/01/2024		2,000	1,810
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		4,000	3,940
MGM Resorts International
6.000% due 03/15/2023		5,000	5,412
6.625% due 12/15/2021		5,000	5,600
6.750% due 10/01/2020		3,000	3,345
7.750% due 03/15/2022		5,000	5,762
8.625% due 02/01/2019		750	847
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,075
Modular Space Corp.
10.250% due 01/31/2019		2,000	1,115
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	4,872
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		$4,000	4,220
MSCI, Inc.
4.750% due 08/01/2026		1,100	1,093
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	2,000	2,191
10.500% due 10/15/2023 (h)		2,000	2,169
Nature’s Bounty Co.
7.625% due 05/15/2021		$5,750	5,966
NCR Corp.
5.000% due 07/15/2022		2,000	2,050
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (j)		4,000	2,990
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (b)(j)		2,000	1,425
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	5,000	5,900
Newfield Exploration Co.
5.625% due 07/01/2024		$5,000	5,237
5.750% due 01/30/2022		1,500	1,588
Nexstar Escrow Corp.
5.625% due 08/01/2024		1,500	1,493
Noble Holding International Ltd.
4.625% due 03/01/2021		785	756
4.900% due 08/01/2020		115	117
7.750% due 01/15/2024		1,000	943
Novasep Holding S.A.S. (8.000% Cash or 3.000% PIK)
8.000% due 05/31/2019	EUR	1,628	1,697
Novelis Corp.
5.875% due 09/30/2026		$3,000	3,038
6.250% due 08/15/2024		3,000	3,187
NXP BV
4.125% due 06/01/2021		1,750	1,811
4.625% due 06/01/2023		1,750	1,842
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,024
6.875% due 03/15/2022 (j)		2,000	2,060
Open Text Corp.
5.875% due 06/01/2026		2,500	2,644
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		20,000	17,800
Pactiv LLC
7.950% due 12/15/2025		2,000	2,130
Party City Holdings, Inc.
6.125% due 08/15/2023		2,500	2,625
PDC Energy, Inc.
6.125% due 09/15/2024		1,000	1,028
Performance Food Group, Inc.
5.500% due 06/01/2024		1,000	1,010
PetSmart, Inc.
7.125% due 03/15/2023		8,000	8,180
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	3,750	4,134
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^	GBP	2,000	99
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		$3,064	3,164
5.875% due 01/15/2024		2,000	2,130
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	445
Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,000	1,257
8.625% due 08/01/2022		2,000	2,420
Platform Specialty Products Corp.
6.500% due 02/01/2022		$3,000	3,038
10.375% due 05/01/2021		2,000	2,220
Ply Gem Industries, Inc.
6.500% due 02/01/2022		7,000	7,289

Post Holdings, Inc.
5.000% due 08/15/2026		2,000	1,920
6.000% due 12/15/2022		4,000	4,195
6.750% due 12/01/2021		5,000	5,350
7.750% due 03/15/2024		1,750	1,951
8.000% due 07/15/2025		1,000	1,125
PQ Corp.
6.750% due 11/15/2022		1,000	1,073
PRA Holdings, Inc.
9.500% due 10/01/2023		8,000	8,800
Precision Drilling Corp.
5.250% due 11/15/2024		1,000	940
6.500% due 12/15/2021		1,000	1,020
6.625% due 11/15/2020		224	229
7.750% due 12/15/2023		1,500	1,590
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	5,000	6,365
Prestige Brands, Inc.
5.375% due 12/15/2021		$2,000	2,070
6.375% due 03/01/2024		2,000	2,110
PrestigeBidCo GmbH
6.250% due 12/15/2023	EUR	1,000	1,088
Prime Security Services Borrower LLC
9.250% due 05/15/2023		$4,500	4,911
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	2,500	2,654
PVH Corp.
4.500% due 12/15/2022		$2,000	2,040
Quintiles IMS, Inc.
5.000% due 10/15/2026		3,000	3,015
Quorum Health Corp.
11.625% due 04/15/2023		4,500	3,791
Range Resources Corp.
5.000% due 08/15/2022		3,000	2,996
5.000% due 03/15/2023		2,500	2,481
Revlon Consumer Products Corp.
6.250% due 08/01/2024		1,000	1,028
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		3,000	3,097
7.000% due 07/15/2024		4,000	4,257
8.250% due 02/15/2021		1,994	2,059
Rite Aid Corp.
6.125% due 04/01/2023		4,000	4,315
Riverbed Technology, Inc.
8.875% due 03/01/2023		4,250	4,526
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,500	1,538
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,500	2,644
6.875% due 04/15/2040		1,250	1,250
Rowan Cos., Inc.
4.750% due 01/15/2024		2,000	1,815
4.875% due 06/01/2022		1,000	950
5.850% due 01/15/2044		2,000	1,560
7.375% due 06/15/2025		1,000	1,023
RP Crown Parent LLC
7.375% due 10/15/2024		1,000	1,039
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	2,150
5.625% due 04/15/2023		2,000	2,135
5.750% due 05/15/2024		5,500	5,926
5.875% due 06/30/2026		2,000	2,163
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	4,000	4,490
Schoeller Allibert Group BV
8.000% due 10/01/2021		3,000	3,314
Schumann SpA
7.000% due 07/31/2023		750	824
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,625
10.000% due 12/01/2022		5,000	5,000
Sealed Air Corp.
5.125% due 12/01/2024		1,000	1,033
5.250% due 04/01/2023		2,000	2,085
Sensata Technologies BV
4.875% due 10/15/2023		3,000	3,079
5.000% due 10/01/2025		1,750	1,724
5.625% due 11/01/2024		1,500	1,569
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		2,500	2,625
Sequa Corp.
7.000% due 12/15/2017		2,400	1,344
ServiceMaster Co. LLC
5.125% due 11/15/2024		3,250	3,307
7.450% due 08/15/2027		5,000	5,287

SFR Group S.A.
5.625% due 05/15/2024	EUR	2,500	2,784
6.000% due 05/15/2022		$4,000	4,120
6.250% due 05/15/2024		5,000	5,044
7.375% due 05/01/2026		5,000	5,125
Shearer’s Foods LLC
9.000% due 11/01/2019		3,250	3,400
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	6,000	6,819
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$10,300	10,403
Simmons Foods, Inc.
7.875% due 10/01/2021		4,000	4,130
SiTV LLC
10.375% due 07/01/2019		5,000	3,075
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,180
Snai SpA
6.375% due 11/07/2021	EUR	1,500	1,662
Solera LLC
10.500% due 03/01/2024		$2,500	2,825
Sophia LP
9.000% due 09/30/2023		6,000	6,390
Southwestern Energy Co.
4.100% due 03/15/2022		3,000	2,849
5.800% due 01/23/2020		3,000	3,105
6.700% due 01/23/2025		1,000	1,028
Spectrum Brands, Inc.
5.750% due 07/15/2025		2,000	2,085
6.625% due 11/15/2022		3,500	3,736
Springs Industries, Inc.
6.250% due 06/01/2021		4,000	4,160
Standard Industries, Inc.
5.375% due 11/15/2024		4,000	4,130
6.000% due 10/15/2025		3,000	3,172
Station Casinos LLC
7.500% due 03/01/2021		5,000	5,250
Steel Dynamics, Inc.
5.125% due 10/01/2021		1,000	1,048
6.375% due 08/15/2022		250	262
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		5,000	5,100
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		6,000	5,985
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	2,000	2,301
9.750% due 12/15/2022		1,500	1,726
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$3,000	2,640
T-Mobile USA, Inc.
6.375% due 03/01/2025		1,500	1,607
6.500% due 01/15/2026		3,000	3,251
6.625% due 04/01/2023		2,500	2,656
6.731% due 04/28/2022		5,000	5,237
6.836% due 04/28/2023		2,250	2,416
TA MFG. Ltd.
3.625% due 04/15/2023	EUR	3,750	4,020
Teck Resources Ltd.
3.000% due 03/01/2019		$605	608
3.750% due 02/01/2023		3,250	3,083
4.500% due 01/15/2021		4,000	4,040
5.400% due 02/01/2043		500	445
6.125% due 10/01/2035		3,000	2,933
8.000% due 06/01/2021		2,000	2,205
TEGNA, Inc.
4.875% due 09/15/2021		750	765
5.500% due 09/15/2024		1,000	1,014
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	3,643
Tempur Sealy International, Inc.
5.500% due 06/15/2026		3,500	3,526
Tenet Healthcare Corp.
5.000% due 03/01/2019		5,000	4,900
6.750% due 06/15/2023		5,000	4,412
8.000% due 08/01/2020		2,000	1,975
8.125% due 04/01/2022		8,000	7,588
Terex Corp.
6.500% due 04/01/2020		2,000	2,050
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	1,570
Tesco PLC
5.125% due 04/10/2047	EUR	2,000	2,088
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,663
TI Group Automotive Systems LLC
8.750% due 07/15/2023		4,000	4,200

TransDigm, Inc.
6.000% due 07/15/2022		5,000	5,225
6.500% due 07/15/2024		7,500	7,884
6.500% due 05/15/2025		3,000	3,154
Transocean, Inc.
6.800% due 03/15/2038		2,000	1,560
7.500% due 04/15/2031		1,000	850
9.000% due 07/15/2023		4,000	4,120
TreeHouse Foods, Inc.
6.000% due 02/15/2024		2,000	2,105
Triumph Group, Inc.
4.875% due 04/01/2021		2,000	1,886
Tronox Finance LLC
6.375% due 08/15/2020		1,500	1,410
7.500% due 03/15/2022		2,000	1,875
Tullow Oil PLC
6.000% due 11/01/2020		3,250	3,112
U.S. Concrete, Inc.
6.375% due 06/01/2024		2,500	2,650
U.S. Foods, Inc.
5.875% due 06/15/2024		2,250	2,334
United Rentals North America, Inc.
5.500% due 07/15/2025		4,000	4,095
7.625% due 04/15/2022		896	948
Unitymedia GmbH
3.750% due 01/15/2027	EUR	6,000	6,006
6.125% due 01/15/2025		$3,000	3,097
Unitymedia Hessen GmbH & Co. KG
4.000% due 01/15/2025	EUR	2,000	2,200
4.625% due 02/15/2026		1,000	1,115
5.000% due 01/15/2025		$2,000	2,000
Univar USA, Inc.
6.750% due 07/15/2023		3,500	3,631
Univision Communications, Inc.
5.125% due 05/15/2023		4,000	3,955
5.125% due 02/15/2025		5,000	4,800
6.750% due 09/15/2022		2,618	2,759
UPC Holding BV
6.750% due 03/15/2023	CHF	3,000	3,211
UPCB Finance Ltd.
5.375% due 01/15/2025		$4,000	4,050
USG Corp.
8.250% due 01/15/2018		3,796	4,038
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	5,000	3,843
5.500% due 03/01/2023		$2,250	1,699
5.625% due 12/01/2021		5,000	3,900
5.875% due 05/15/2023		2,000	1,520
6.125% due 04/15/2025		2,000	1,510
6.375% due 10/15/2020		3,000	2,592
6.750% due 08/15/2021		4,000	3,340
7.000% due 10/01/2020		1,500	1,300
7.250% due 07/15/2022		5,500	4,524
7.500% due 07/15/2021		2,000	1,703
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,368	1,699
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,550
Verisure Holding AB
6.000% due 11/01/2022	EUR	2,900	3,342
Virgin Media Finance PLC
5.750% due 01/15/2025		$2,000	2,013
6.000% due 10/15/2024		3,000	3,101
6.375% due 10/15/2024	GBP	1,000	1,309
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,000	2,428
5.250% due 01/15/2026		$2,500	2,478
5.500% due 01/15/2021	GBP	1,000	1,367
6.250% due 03/28/2029		1,000	1,298
Vizient, Inc.
10.375% due 03/01/2024		$4,000	4,540
VWR Funding, Inc.
4.625% due 04/15/2022	EUR	2,500	2,740
Watco Cos. LLC
6.375% due 04/01/2023		$3,500	3,640
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		3,631	3,704
Weatherford International Ltd.
4.500% due 04/15/2022 (j)		1,000	873
7.000% due 03/15/2038		1,500	1,256
7.750% due 06/15/2021 (j)		1,500	1,521
8.250% due 06/15/2023 (j)		1,000	1,020
Welltec A/S
8.000% due 02/01/2019		4,000	4,040
Whiting Petroleum Corp.
5.000% due 03/15/2019		2,500	2,522
5.750% due 03/15/2021 (j)		5,000	5,004
6.250% due 04/01/2023 (j)		2,000	2,010

Williams Cos., Inc.
4.550% due 06/24/2024		5,000	4,987
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		1,000	1,013
7.000% due 04/23/2021	EUR	4,000	4,394
7.375% due 04/23/2021		$5,000	5,212
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	7,000	7,129
WPX Energy, Inc.
7.500% due 08/01/2020		$1,000	1,080
8.250% due 08/01/2023		1,500	1,684
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,079
5.500% due 03/01/2025		4,000	3,978
XPO Logistics, Inc.
5.750% due 06/15/2021	EUR	3,000	3,362
Yum! Brands, Inc.
6.875% due 11/15/2037		$1,750	1,715
Zekelman Industries, Inc.
9.875% due 06/15/2023		7,500	8,419
ZF North America Capital, Inc.
4.750% due 04/29/2025		5,000	5,106
Ziggo Secured Finance BV
5.500% due 01/15/2027		4,000	3,909

			1,384,491

UTILITIES 6.7%
AES Corp.
6.000% due 05/15/2026		1,000	1,020
7.375% due 07/01/2021		2,000	2,238
8.000% due 06/01/2020		2,000	2,335
Alcatel-Lucent USA, Inc.
6.450% due 03/15/2029		2,000	2,095
Alta Mesa Holdings LP
7.875% due 12/15/2024		1,000	1,040
Blue Racer Midstream LLC
6.125% due 11/15/2022		3,000	3,015
Calpine Corp.
5.375% due 01/15/2023		3,500	3,439
5.750% due 01/15/2025		3,000	2,910
EP Energy LLC
9.375% due 05/01/2020		2,000	1,854
Extraction Oil & Gas Holdings LLC
7.875% due 07/15/2021		4,875	5,241
Frontier Communications Corp.
8.875% due 09/15/2020		2,000	2,137
10.500% due 09/15/2022		3,000	3,165
11.000% due 09/15/2025		2,000	2,072
Genesis Energy LP
6.750% due 08/01/2022		2,000	2,088
Great Western Petroleum LLC
9.000% due 09/30/2021		3,000	3,135
NRG Energy, Inc.
6.250% due 07/15/2022		4,000	4,030
6.250% due 05/01/2024		2,500	2,444
6.625% due 03/15/2023		1,000	1,008
6.625% due 01/15/2027		3,000	2,850
7.625% due 01/15/2018		667	709
7.875% due 05/15/2021		696	729
ONEOK, Inc.
4.250% due 02/01/2022		375	379
7.500% due 09/01/2023		2,000	2,305
Parsley Energy LLC
7.500% due 02/15/2022		5,000	5,316
Sprint Capital Corp.
6.900% due 05/01/2019		3,000	3,184
8.750% due 03/15/2032		5,000	5,512
Sprint Communications, Inc.
6.000% due 11/15/2022		7,000	7,070
7.000% due 08/15/2020		3,000	3,188
Sprint Corp.
7.125% due 06/15/2024		3,000	3,097
7.250% due 09/15/2021		5,000	5,325
7.625% due 02/15/2025		5,000	5,269
7.875% due 09/15/2023		10,000	10,700
Tallgrass Energy Partners LP
5.500% due 09/15/2024		2,000	1,995
Targa Resources Partners LP
4.250% due 11/15/2023		4,000	3,845
5.250% due 05/01/2023		5,000	5,075
Telecom Italia Capital S.A.
6.375% due 11/15/2033		5,000	4,825

Telecom Italia SpA
5.303% due 05/30/2024	7,000	6,851
TerraForm Power Operating LLC
6.375% due 02/01/2023	3,000	3,052

		126,542

Total Corporate Bonds & Notes (Cost $1,740,242)		1,702,060

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	294,527	16

ENERGY 0.1%
Seventy Seven Energy, Inc. (c)(h)	32,746	1,473

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(h)	21,410	37
NVHL S.A. ‘B’ (c)(h)	21,410	36
NVHL S.A. ‘C’ (c)(h)	21,410	36
NVHL S.A. ‘D’ (c)(h)	21,410	36
NVHL S.A. ‘E’ (c)(h)	21,410	36
NVHL S.A. ‘F’ (c)(h)	21,410	36
NVHL S.A. ‘G’ (c)(h)	21,410	36
NVHL S.A. ‘H’ (c)(h)	21,410	36
NVHL S.A. ‘I’ (c)(h)	21,410	36
NVHL S.A. ‘J’ (c)(h)	21,410	36

		361

UTILITIES 0.0%
Warren Resources, Inc.	13,442	49

Total Common Stocks (Cost $5,078)		1,899

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS	517,500	27

Total Warrants (Cost $0)		27

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.0%		452

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.487% due 01/19/2017 - 02/02/2017 (d)(e)	5,253	5,252

Total Short-Term Instruments (Cost $5,704)		5,704

Total Investments in Securities (Cost $1,756,461)		1,714,131

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	18,502,109	182,893

Total Short-Term Instruments (Cost $182,908)		182,893

Total Investments in Affiliates (Cost $182,908)		182,893

Total Investments 100.5% (Cost $1,939,369)		$1,897,024
Financial Derivative Instruments (k) 0.1% (Cost or Premiums, net $0)		1,778
Other Assets and Liabilities, net (0.6)%		(10,662)

Net Assets 100.0%		$1,888,140

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	$2,130	$2,169	0.11%
NVHL S.A. ‘A’	03/09/2012	69	37	0.00
NVHL S.A. ‘B’	03/09/2012	69	36	0.00
NVHL S.A. ‘C’	03/09/2012	69	36	0.00
NVHL S.A. ‘D’	03/09/2012	70	36	0.00
NVHL S.A. ‘E’	03/09/2012	70	36	0.00
NVHL S.A. ‘F’	03/09/2012	70	36	0.00
NVHL S.A. ‘G’	03/09/2012	70	36	0.00
NVHL S.A. ‘H’	03/09/2012	70	36	0.00
NVHL S.A. ‘I’	03/09/2012	70	36	0.01
NVHL S.A. ‘J	03/09/2012	70	36	0.01
Seventy Seven Energy, Inc.	10/24/2014	942	1,473	0.08

		$3,769	$4,003	0.21%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$452	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(465)	$452	$452

Total Repurchase Agreements						$(465)	$452	$452

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(4.500)%	09/01/2016	TBD	(4)	$(1,364)	$(1,343)
	(3.000)	10/14/2016	10/14/2017		(1,693)	(1,682)
	(3.000)	11/10/2016	TBD	(4)	(928)	(924)
	(2.250)	07/29/2016	TBD	(4)	(749)	(742)
	(2.250)	12/13/2016	TBD	(4)	(467)	(466)
	(1.500)	11/16/2016	TBD	(4)	(1,288)	(1,285)
	(1.000)	10/13/2016	10/13/2017		(1,456)	(1,453)
	(0.500)	05/20/2016	01/06/2017		(1,388)	(1,384)
	(0.500)	08/19/2016	08/19/2017		(1,872)	(1,868)
	(0.250)	12/21/2016	TBD	(4)	(4,787)	(4,787)
	0.000	12/16/2016	TBD	(4)	(5,141)	(5,141)
	0.150	12/16/2016	TBD	(4)	(1,715)	(1,715)
FOB	(2.500)	12/12/2016	TBD	(4)	(520)	(519)
RDR	(2.750)	12/13/2016	TBD	(4)	(1,019)	(1,017)
	(1.000)	02/09/2016	TBD	(4)	(1,464)	(1,451)
	(0.750)	12/12/2016	12/12/2017		(2,874)	(2,873)
	(0.500)	06/27/2016	06/27/2017		(1,849)	(1,844)
	(0.250)	09/28/2016	09/28/2017		(2,145)	(2,143)

Total Reverse Repurchase Agreements						$(32,637)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(24,302) at a weighted average interest rate of (1.419)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $35,233 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017		$166,647	EUR	160,238	$2,052	$0
	02/2017	EUR	160,237		$166,879	0	(2,044)
BPS	01/2017		173,409		183,925	1,358	0
	01/2017	GBP	34,745		43,447	624	0
	01/2017		$3,349	EUR	3,148	0	(34)
CBK	01/2017	CHF	2,698		$2,670	21	0
	01/2017	EUR	3,389		3,563	6	(12)
	01/2017		$4,817	EUR	4,517	0	(61)
GLM	01/2017	EUR	214		$228	3	0
	01/2017		$3,563	EUR	3,302	0	(87)
IND	01/2017		42,539	GBP	34,745	284	0
	02/2017	GBP	34,745		$42,566	0	(287)
JPM	01/2017		$4,015	EUR	3,771	0	(45)

Total Forward Foreign Currency Contracts						$4,348	$(2,570)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,641	$1,800	$4,441
Corporate Bonds & Notes
Banking & Finance	0	191,027	0	191,027
Industrials	0	1,380,625	3,866	1,384,491
Utilities	0	126,542	0	126,542
Common Stocks
Consumer Discretionary	16	0	0	16
Energy	1,473	0	0	1,473
Health Care	0	361	0	361
Utilities	0	0	49	49
Warrants
Information Technology	0	0	27	27
Short-Term Instruments
Repurchase Agreements	0	452	0	452
U.S. Treasury Bills	0	5,252	0	5,252
	$1,489	$1,706,900	$5,742	$1,714,131

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$182,893	$0	$0	$182,893

Total Investments	$184,382	$1,706,900	$5,742	$1,897,024

Financial Derivative Instruments - Assets
Over the counter	$0	$4,348	$0	$4,348

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,570)	$0	$(2,570)

Total Financial Derivative Instruments	$0	$1,778	$0	$1,778

Totals	$184,382	$1,708,678	$5,742	$1,898,802

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.6%
BANK LOAN OBLIGATIONS 3.3%
American Builders & Contractors Supply Co.
3.520% due 10/31/2023	$46,857	$47,380
Ancestry.com Operations, Inc.
5.250% due 10/19/2023	21,800	21,981
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023	2,692	2,733
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (j)	37,582	38,268
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018	2,172	2,192
Boyd Gaming Corp.
3.756% due 09/15/2023	7,182	7,263
Camelot UK Holdco Ltd.
4.750% due 10/03/2023	5,985	6,066
Charter Communications Operating LLC
3.020% due 07/01/2020	4,576	4,599
Cortes NP Acquisition Corp.
6.000% due 11/30/2023	12,500	12,625
DaVita Healthcare Partners, Inc.
3.520% due 06/24/2021	23,386	23,659
Delos Finance SARL
3.748% due 03/06/2021	28,357	28,608
Diamond Resorts Corp.
7.000% due 08/11/2023	34,913	34,738
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022	11,172	11,232
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	1,283,554	1,293,502
FCA U.S. LLC
3.270% due 12/31/2018	13,747	13,799
3.500% due 05/24/2017	13,074	13,124
Fortescue Metals Group Ltd.
3.750% due 06/30/2019	7,357	7,381
HCA, Inc.
3.520% due 02/15/2024	10,758	10,888
HD Supply, Inc.
3.748% due 10/17/2023	7,082	7,137
Hilton Worldwide Finance LLC
3.256% due 10/25/2023	154,577	156,551
3.500% due 10/26/2020	11,369	11,478
iHeartCommunications, Inc.
7.520% due 01/30/2019	185,570	151,394
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	11,686	11,333
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	3,480	3,487
Landry’s, Inc.
4.000% due 10/04/2023	4,100	4,150
Las Vegas Sands LLC
3.020% due 12/19/2020	5,256	5,295
Mallinckrodt International Finance S.A.
3.748% due 03/19/2021	4,319	4,336
MGM Growth Properties Operating Partnership LP
3.500% due 04/25/2023	34,569	34,877
Mission Broadcasting, Inc.
3.000% due 09/26/2023	1,784	1,801
Nextstar Broadcasting, Inc.
4.000% due 09/21/2023	20,016	20,206
Nielsen Finance LLC
3.154% due 10/04/2023	20,200	20,407
OGX
13.000% due 04/10/2049 ^	6,836	3,201
Quikrete Holdings, Inc.
4.000% due 11/15/2023	7,000	7,079
Reynolds Group Holdings, Inc.
4.250% due 02/05/2023	6,115	6,189
Rise Ltd.
4.750% due 01/31/2021 (j)	3,879	3,845
Sequa Corp.
5.250% due 06/19/2017	9,244	8,849
Serta Simmons Bedding LLC
4.500% due 11/08/2023	5,200	5,252
T-Mobile USA, Inc.
3.520% due 11/09/2022	40,494	41,007

TEX Operations Co. LLC
5.000% due 08/04/2023		16,832	17,004
Univision Communications, Inc.
4.000% due 03/01/2020		151,323	152,210
UPC Financing Partnership
4.080% due 08/31/2024		30,800	31,150
Valeant Pharmaceuticals International, Inc.
5.250% due 12/11/2019		2,068	2,068
5.250% due 08/05/2020		13,435	13,423
5.500% due 04/01/2022		8,542	8,562
Virgin Media Investment Holdings Limited
3.486% due 01/31/2025		10,500	10,561
VISTRA Operations Co. LLC
4.000% due 12/14/2023		6,900	6,995
Westmoreland Coal Co.
7.500% due 12/16/2020		17,528	15,906
Wilsonart LLC
4.500% due 12/19/2023		4,800	4,851

Total Bank Loan Obligations (Cost $2,355,540)			2,350,642

CORPORATE BONDS & NOTES 21.3%
BANKING & FINANCE 15.3%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,440	1,467
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		4,100	4,187
4.250% due 07/01/2020		5,200	5,356
4.500% due 05/15/2021		7,100	7,376
4.625% due 10/30/2020		10,300	10,738
5.000% due 10/01/2021		2,200	2,318
AGFC Capital Trust
6.000% due 01/15/2067		70,600	35,300
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,755
Ally Financial, Inc.
2.750% due 01/30/2017		52,430	52,450
3.250% due 09/29/2017		11,100	11,190
3.250% due 02/13/2018		8,050	8,110
3.250% due 11/05/2018		4,100	4,115
3.500% due 01/27/2019		5,925	5,969
3.600% due 05/21/2018		148,040	149,520
4.750% due 09/10/2018		33,835	34,935
5.500% due 02/15/2017		232,175	233,191
6.250% due 12/01/2017		46,590	48,395
8.000% due 11/01/2031		900	1,048
Aviation Capital Group Corp.
4.625% due 01/31/2018		2,372	2,443
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		6,600	6,899
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	27,100	8,130
4.000% due 01/21/2019 ^		6,600	1,980
4.750% due 01/15/2018 ^		44,800	13,440
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (h)		900	958
Banco Santander S.A.
6.250% due 09/11/2021 (h)		34,600	34,244
Bank of America Corp.
3.300% due 01/11/2023		$3,500	3,513
3.875% due 08/01/2025		9,830	10,000
4.000% due 04/01/2024		70	72
4.057% due 10/21/2025	MXN	118,000	6,660
4.100% due 07/24/2023		$1,550	1,620
4.125% due 01/22/2024		3,300	3,431
6.400% due 08/28/2017		2,800	2,886
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,600
Barclays Bank PLC
7.625% due 11/21/2022		238,006	261,658
7.750% due 04/10/2023		18,900	19,942
14.000% due 06/15/2019 (h)	GBP	5,800	8,795
Barclays PLC
3.650% due 03/16/2025		$1,100	1,068
4.375% due 01/12/2026		58,600	59,466
6.500% due 09/15/2019 (h)	EUR	95,940	98,291
7.875% due 09/15/2022 (h)	GBP	110,236	135,990
8.000% due 12/15/2020 (h)	EUR	109,400	121,846
8.250% due 12/15/2018 (h)		$44,399	46,358
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,894
5.375% due 12/09/2019		51,850	54,074
Blackstone CQP Holdco LP
9.296% due 03/19/2019		292,704	295,266

BNP Paribas S.A.
7.375% due 08/19/2025 (h)		3,620	3,647
7.625% due 03/30/2021 (h)		19,400	20,517
BPCE S.A.
12.500% due 09/30/2019 (h)		33,500	40,980
BRFkredit A/S
2.000% due 10/01/2017	DKK	151,800	21,876
2.000% due 10/01/2047		123,800	17,126
2.500% due 10/01/2047		52,900	7,593
4.000% due 01/01/2018		157,100	23,207
Brixmor Operating Partnership LP
3.250% due 09/15/2023		$8,200	7,953
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,732
CIT Group, Inc.
3.875% due 02/19/2019		4,400	4,505
4.250% due 08/15/2017		117,097	118,707
5.000% due 05/15/2018		72,261	73,345
5.250% due 03/15/2018		21,747	22,590
5.375% due 05/15/2020		8,700	9,266
5.500% due 02/15/2019		13,285	14,049
6.625% due 04/01/2018		7,000	7,394
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	10,170	14,909
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	600	678
8.400% due 06/29/2017 (h)		$20,520	21,108
11.000% due 06/30/2019 (h)		1,100	1,297
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	55,503	2,697
Credit Agricole S.A.
7.500% due 06/23/2026 (h)	GBP	22,000	27,204
7.875% due 01/23/2024 (h)		$14,530	14,732
8.125% due 12/23/2025 (h)		24,500	25,878
8.375% due 10/13/2019 (h)		500	551
Credit Suisse AG
6.500% due 08/08/2023		5,000	5,332
Credit Suisse Group AG
6.250% due 12/18/2024 (h)		11,200	10,933
7.500% due 12/11/2023 (h)		29,600	31,078
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021		7,500	7,780
3.450% due 04/16/2021		22,400	22,545
3.750% due 03/26/2025		250	246
3.800% due 09/15/2022		9,750	9,838
4.550% due 04/17/2026		26,150	27,173
Deutsche Bank AG
1.350% due 05/30/2017		13,000	12,973
2.792% due 05/10/2019		2,090	2,121
4.250% due 10/14/2021		388,270	389,827
6.000% due 09/01/2017		1,770	1,812
E*TRADE Financial Corp.
5.375% due 11/15/2022		450	476
Eksportfinans ASA
5.500% due 06/26/2017		3,100	3,148
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,192
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		300	300
1.684% due 09/08/2017		200	200
1.724% due 12/06/2017		200	200
1.816% due 01/09/2018		3,000	3,009
1.863% due 06/15/2018		200	201
2.240% due 06/15/2018		4,710	4,717
2.375% due 01/16/2018		10,500	10,548
2.551% due 10/05/2018		2,200	2,213
3.157% due 08/04/2020		500	504
5.000% due 05/15/2018		2,500	2,598
General Motors Financial Co., Inc.
6.750% due 06/01/2018		2,200	2,336
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,521
HBOS PLC
6.750% due 05/21/2018		16,800	17,753
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,280
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,025
HSBC Bank PLC
1.000% due 12/25/2070		1,365,800	0
3.050% due 12/25/2070		956,059	954,663
13.000% due 12/25/2070		409,740	389,834
HSBC Holdings PLC
3.191% due 03/08/2021		49,844	52,168
3.400% due 03/08/2021		39,300	39,953
3.600% due 05/25/2023		41,200	41,429
4.300% due 03/08/2026		78,900	81,789
6.000% due 09/29/2023 (h)	EUR	3,825	4,174

Industrial & Commercial Bank of China Ltd.
2.092% due 11/13/2017		$700	700
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,399
4.625% due 04/15/2021		2,500	2,597
5.875% due 04/01/2019		20,900	22,248
6.250% due 05/15/2019		28,812	31,045
7.125% due 09/01/2018		38,800	41,904
8.250% due 12/15/2020		36,948	43,137
8.750% due 03/15/2017		4,558	4,623
8.875% due 09/01/2017		11,200	11,718
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,201
7.500% due 04/15/2021		3,600	3,578
Jefferies Group LLC
6.500% due 01/20/2043		42,700	44,008
JPMorgan Chase & Co.
2.411% due 03/01/2021		6,830	7,044
2.550% due 03/01/2021		3,400	3,388
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (f)	EUR	1,100	1,006
KBC Bank NV
8.000% due 01/25/2023		$13,400	14,171
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,390
Kookmin Bank
2.250% due 02/03/2021		40,400	39,554
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		24,180	32,341
Lloyds Banking Group PLC
7.000% due 06/27/2019 (h)	GBP	2,100	2,630
7.500% due 06/27/2024 (h)		$4,424	4,568
7.625% due 06/27/2023 (h)	GBP	218,455	282,662
7.875% due 06/27/2029 (h)		59,582	77,837
MMcapS Funding Ltd.
1.287% due 12/26/2039		$27,564	20,673
MMCapS Funding Ltd.
1.497% due 12/26/2039		10,100	4,747
National Australia Bank Ltd.
1.375% due 07/12/2019		400	393
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	160	26,007
Navient Corp.
4.625% due 09/25/2017		$1,900	1,933
4.875% due 06/17/2019		16,900	17,534
5.500% due 01/15/2019		26,979	28,058
8.000% due 03/25/2020		3,600	4,003
8.450% due 06/15/2018		32,900	35,532
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2017	DKK	240,000	34,185
2.000% due 10/01/2017		195,300	28,140
2.000% due 01/01/2018		21,000	3,048
2.000% due 10/01/2047		251,865	34,815
2.500% due 10/01/2037		44,628	6,532
2.500% due 10/01/2047		143,903	20,579
3.000% due 10/01/2047		142,170	20,966
Novo Banco S.A.
5.000% due 04/04/2019	EUR	15,147	11,002
5.000% due 04/23/2019 (l)		16,036	11,648
5.000% due 05/14/2019 (l)		11,624	8,443
5.000% due 05/21/2019		25,023	18,175
5.000% due 05/23/2019		8,606	6,251
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	178,500	25,420
1.000% due 07/01/2017		153,800	21,930
1.000% due 10/01/2017		593,400	84,986
1.000% due 01/01/2018		269,200	38,689
1.000% due 01/01/2019		150,000	21,731
2.000% due 04/01/2017		419,000	59,660
2.000% due 07/01/2017		254,800	36,525
2.000% due 10/01/2017		403,500	58,133
2.000% due 04/01/2018		207,800	30,286
2.000% due 10/01/2037		302,830	43,586
2.000% due 10/01/2047		930,286	128,165
2.500% due 10/01/2037		141,349	20,784
2.500% due 10/01/2047		2,417,297	345,353
3.000% due 10/01/2047		379,268	55,850
4.000% due 01/01/2018		37,900	5,591
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$41,200	43,106
7.250% due 12/15/2021		13,497	14,138
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	881

Preferred Term Securities Ltd.
1.094% due 09/26/2034		5,997	1,590
1.263% due 03/22/2037		98,274	77,145
1.263% due 12/22/2037		20,038	14,627
1.273% due 12/22/2036		105,612	83,434
1.303% due 09/22/2036		67,413	51,234
1.313% due 06/22/2037		52,948	29,122
1.333% due 09/22/2037		44,930	24,936
1.343% due 09/23/2035		1,188	1,004
1.343% due 12/22/2036		14,927	8,509
1.343% due 03/22/2037		48,836	26,371
1.353% due 12/22/2036		3,211	1,975
1.363% due 09/22/2036		30,506	16,931
1.363% due 12/22/2037		2,226	1,202
1.363% due 03/22/2038		123,133	93,101
1.393% due 06/23/2035		13,909	10,710
1.393% due 12/22/2035		31,619	17,707
1.413% due 03/22/2038		7,348	4,262
1.443% due 09/23/2035		15,742	9,603
1.463% due 03/23/2035		28,328	22,096
1.470% due 06/23/2035		10,965	6,031
1.543% due 03/23/2035		14,250	7,980
1.563% due 03/22/2038		18,638	8,760
1.577% due 09/26/2034		7,500	4,125
1.583% due 12/22/2036		34,140	17,204
1.593% due 06/24/2034		9,239	5,867
1.643% due 09/24/2033		402	360
1.713% due 09/23/2035		21,634	11,141
1.717% due 07/03/2033		212	204
1.823% due 09/24/2033		41,923	26,831
1.847% due 04/03/2033		366	344
1.857% due 07/03/2033		10,000	7,500
1.863% due 03/22/2038		75,256	59,452
1.873% due 12/24/2033		5,000	3,500
1.897% due 01/03/2033		22,233	17,564
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,148
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	378,378	53,576
1.000% due 04/01/2017		2,015,680	286,426
1.000% due 01/01/2018		740,200	106,377
1.000% due 04/01/2018		445,300	64,090
2.000% due 04/01/2017		2,004,150	285,483
2.000% due 01/01/2018		117,200	16,980
2.000% due 04/01/2018		115,400	16,810
2.000% due 10/01/2037		177,789	25,551
2.000% due 10/01/2047		327,500	45,085
2.500% due 10/01/2037		185,967	27,411
2.500% due 10/01/2047		1,066,688	152,735
3.000% due 10/01/2047		156,773	23,041
Regional Diversified Funding Ltd.
1.212% due 01/25/2036		$1,760	1,575
Rio Oil Finance Trust
9.250% due 07/06/2024		7,533	7,118
9.750% due 01/06/2027		29,895	27,653
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	16,203
4.700% due 07/03/2018		$400	407
4.800% due 04/05/2026		88,700	88,844
7.500% due 08/10/2020 (h)		74,300	70,585
7.648% due 09/30/2031 (h)		100	115
8.000% due 08/10/2025 (h)		24,971	23,972
8.625% due 08/15/2021 (h)		111,146	113,647
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	12,755
9.500% due 03/16/2022		$53,990	54,887
10.500% due 03/16/2022	EUR	1,100	1,181
13.125% due 03/19/2022	AUD	2,692	1,983
Santander Holdings USA, Inc.
4.500% due 07/17/2025		$134,600	133,821
Santander UK Group Holdings PLC
2.875% due 08/05/2021		24,400	23,882
4.750% due 09/15/2025		10,940	10,743
7.375% due 06/24/2022 (h)	GBP	67,204	83,356
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,934
5.000% due 11/07/2023		6,700	6,839
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (l)	EUR	28,800	31,952
4.950% due 02/07/2017		$88,800	89,097
5.180% due 06/28/2019		24,200	25,335
5.400% due 03/24/2017		4,500	4,534
5.717% due 06/16/2021		83,400	88,854
6.125% due 02/07/2022		231,885	252,627
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	31,820
7.750% due 03/15/2020		21,995	24,834

SLM Student Loan Trust
0.234% due 12/15/2033	EUR	1,611	1,554
0.927% due 12/15/2039	GBP	14,107	15,038
Societe Generale S.A.
8.000% due 09/29/2025 (h)(l)		$30,879	30,972
Springleaf Finance Corp.
5.250% due 12/15/2019		4,800	4,848
6.500% due 09/15/2017		25,727	26,434
6.900% due 12/15/2017		148,234	154,949
8.250% due 12/15/2020		270,406	294,743
Standard Chartered PLC
2.041% due 08/19/2019		200	201
Stichting AK Rabobank Certificaten
6.500% due (h)	EUR	15,068	18,110
Synchrony Financial
2.287% due 11/09/2017		$32,200	32,415
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,232	6,010
5.744% due 04/13/2040		5,974	7,127
5.801% due 10/13/2040		22,763	27,179
6.052% due 10/13/2039		34,671	44,369
7.623% due 07/13/2039		7,437	10,498
TIG FinCo PLC
8.500% due 03/02/2020		1,665	2,110
8.750% due 04/02/2020		8,144	9,309
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$102,551	22,489
Trafford Centre Finance Ltd.
1.130% due 07/28/2038	GBP	6,550	7,023
U.S. Capital Funding Ltd.
1.156% due 07/10/2043		$66,049	41,281
1.506% due 05/01/2034		2,408	1,962
1.766% due 05/01/2034		8,600	5,977
UBS AG
4.750% due 05/22/2023		2,900	2,965
4.750% due 02/12/2026	EUR	1,900	2,152
5.125% due 05/15/2024		$54,000	54,724
7.250% due 02/22/2022		13,700	13,809
7.625% due 08/17/2022		85,015	96,598
UBS Group AG
7.000% due 02/19/2025 (h)		3,500	3,681
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021		30,000	30,948
2.950% due 09/24/2020		9,755	9,761
3.000% due 04/15/2021		37,400	37,425
4.125% due 09/24/2025		115,340	117,620
4.125% due 04/15/2026		17,300	17,702
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,468
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		7,057	7,406
6.902% due 07/09/2020		13,034	14,119
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	7,200	7,565
Vonovia Finance BV
3.200% due 10/02/2017		$7,800	7,871
Wells Fargo & Co.
1.762% due 07/22/2020		25	25
2.282% due 03/04/2021		1,620	1,656
2.500% due 03/04/2021		9,700	9,626
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,127

			10,833,135

INDUSTRIALS 3.1%
Aetna, Inc.
4.250% due 06/15/2036		6,228	6,255
Altice Financing S.A.
7.500% due 05/15/2026		5,600	5,838
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	44,100	49,788
7.750% due 05/15/2022		$20,486	21,920
American Airlines Pass-Through Trust
3.000% due 04/15/2030		25,000	24,078
3.200% due 12/15/2029		9,900	9,640
3.375% due 11/01/2028		6,505	6,415
3.650% due 12/15/2029		5,000	4,972
4.000% due 01/15/2027		2,807	2,894
5.250% due 07/31/2022		1,482	1,581
Amgen, Inc.
4.400% due 05/01/2045		6,400	6,154
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		18,096	19,507

Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022		225	235
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,472	1,383
Boston Scientific Corp.
2.850% due 05/15/2020		3,300	3,350
3.375% due 05/15/2022		1,710	1,738
3.850% due 05/15/2025		4,800	4,812
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		20,778	19,583
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		146,248	153,561
9.000% due 02/15/2020 ^(i)		175,648	182,784
11.250% due 06/01/2017 ^(i)		36,341	37,158
California Resources Corp.
8.000% due 12/15/2022		29,075	26,022
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		2,200	2,195
Carlson Travel, Inc.
6.750% due 12/15/2023		4,770	4,973
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018		3,800	3,813
Charter Communications Operating LLC
3.579% due 07/23/2020		14,560	14,856
4.464% due 07/23/2022		23,840	24,918
4.908% due 07/23/2025		32,861	34,649
6.384% due 10/23/2035		7,280	8,324
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		100	109
Chesapeake Energy Corp.
4.130% due 04/15/2019		5,340	5,393
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,186	1,214
5.500% due 04/29/2022		1,088	1,124
7.250% due 05/10/2021		6,045	6,762
7.707% due 10/02/2022		2,237	2,419
7.875% due 01/02/2020		858	886
Cox Communications, Inc.
9.375% due 01/15/2019		800	904
CSC Holdings LLC
8.625% due 02/15/2019		2,550	2,824
CVS Health Corp.
3.875% due 07/20/2025		1,537	1,586
CVS Pass-Through Trust
4.163% due 08/11/2036		6,896	6,900
5.773% due 01/10/2033		5,876	6,583
5.880% due 01/10/2028		1,477	1,630
7.507% due 01/10/2032		5,017	6,112
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		4,140	4,591
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	76,945
DISH DBS Corp.
4.625% due 07/15/2017		900	912
7.875% due 09/01/2019		3,800	4,228
EMD Finance LLC
1.700% due 03/19/2018		1,350	1,346
Enterprise Inns PLC
6.875% due 02/15/2021	GBP	5,000	6,719
6.875% due 05/09/2025		15,750	20,387
First Quantum Minerals Ltd.
6.750% due 02/15/2020		$25,631	25,695
7.000% due 02/15/2021		14,714	14,708
7.250% due 10/15/2019		10,900	11,064
Greene King Finance PLC
1.323% due 06/15/2031	GBP	6,402	7,024
5.702% due 12/15/2034		427	484
HCA, Inc.
3.750% due 03/15/2019		$39,602	40,790
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	74,500	77,834
5.014% due 12/27/2017		12,300	12,673
Hyatt Hotels Corp.
4.850% due 03/15/2026		$4,500	4,741
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,133
iHeartCommunications, Inc.
9.000% due 12/15/2019		38,007	31,213
9.000% due 03/01/2021		140,606	104,576
9.000% due 09/15/2022		178,763	132,061
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	5,000	5,280
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		$3,500	1,111
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	16,902

Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,000	1,005
Kraft Heinz Foods Co.
3.950% due 07/15/2025		27,059	27,425
4.375% due 06/01/2046		7,363	6,942
Newell Brands, Inc.
6.250% due 04/15/2018		400	421
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029		17,994	18,453
Novasep Holding S.A.S. (8.000% Cash or 3.000% PIK)
8.000% due 05/31/2019	EUR	367	383
OGX Austria GmbH
8.375% due 04/01/2022 ^		$39,820	1
8.500% due 06/01/2018 ^		136,860	3
Pearson PLC
4.625% due 06/15/2018		200	206
Petroleos de Venezuela S.A.
5.250% due 04/12/2017 (l)		5,751	5,190
5.375% due 04/12/2027		33,529	12,573
6.000% due 11/15/2026		10,300	3,991
8.500% due 11/02/2017		1,278	1,016
Petroleos Mexicanos
4.607% due 03/11/2022		17,280	17,842
5.375% due 03/13/2022		9,450	9,688
6.500% due 03/13/2027		31,570	32,604
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,380
7.500% due 01/15/2020		300	341
QVC, Inc.
5.450% due 08/15/2034		3,620	3,300
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	70,968
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	20,250
5.750% due 05/15/2024		5,500	5,926
5.875% due 06/30/2026		2,500	2,703
Sequa Corp.
7.000% due 12/15/2017		7,965	4,460
SFR Group S.A.
5.625% due 05/15/2024	EUR	1,800	2,005
6.000% due 05/15/2022		$8,650	8,910
6.250% due 05/15/2024		52,234	52,691
7.375% due 05/01/2026		126,377	129,536
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		25,900	25,576
2.400% due 09/23/2021		27,900	26,955
2.875% due 09/23/2023		53,000	50,391
3.200% due 09/23/2026		34,900	32,635
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	22,613
Spirit Issuer PLC
3.067% due 12/28/2031	GBP	12,786	14,699
5.472% due 12/28/2028		27,820	35,862
6.582% due 12/28/2027		16,389	22,103
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$7,500	7,533
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,264
3.900% due 03/22/2023		9,500	9,722
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	12,157
Time Warner, Inc.
3.800% due 02/15/2027		10,669	10,597
Times Square Hotel Trust
8.528% due 08/01/2026		1,653	1,879
Transocean, Inc.
9.000% due 07/15/2023		8,997	9,267
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,044	1,202
UAL Pass-Through Trust
9.750% due 07/15/2018		2,194	2,203
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	16,194	21,192
6.542% due 03/30/2021		9,780	13,101
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$15,440	14,919
4.000% due 10/11/2027		4,668	4,767
Universal Health Services, Inc.
3.750% due 08/01/2019		100	101
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	9,200	7,071
Virgin Australia Pass Through Trust
5.000% due 04/23/2025		$2,317	2,424
6.000% due 04/23/2022		473	480
Volkswagen Group of America Finance LLC
1.351% due 11/20/2017		600	599
1.386% due 05/22/2018		1,300	1,294

Wesleyan University
4.781% due 07/01/2116		10,045	9,534
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	9,759
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,097
Yellowstone Energy LP
5.750% due 12/31/2026		5,604	5,643
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/2022	EUR	7,700	8,224
2.425% due 12/13/2026		12,800	13,789
3.375% due 11/30/2021		$500	505

			2,182,629

UTILITIES 2.9%
AT&T, Inc.
4.750% due 05/15/2046		100	95
5.650% due 02/15/2047		8,685	9,332
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,245
Exelon Corp.
4.450% due 04/15/2046		5,400	5,297
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		104,130	103,263
6.000% due 11/27/2023		284,280	302,758
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,098
4.950% due 02/06/2028		55,700	54,914
5.999% due 01/23/2021		98,967	107,091
6.510% due 03/07/2022 (l)		25,700	28,453
6.510% due 03/07/2022		21,240	23,515
6.605% due 02/13/2018	EUR	10,150	11,357
7.288% due 08/16/2037		$83,399	95,247
8.146% due 04/11/2018		28,050	30,010
8.625% due 04/28/2034		170,724	220,970
9.250% due 04/23/2019		193,277	219,315
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		19,265	6,935
7.000% due 04/15/2018 ^		18,925	6,813
7.950% due 06/01/2032 ^		3,800	1,368
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		17,518	8,015
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	8,133	8,771
3.750% due 01/14/2021		1,400	1,479
3.873% due 03/17/2020		$41,182	40,354
4.250% due 10/02/2023	EUR	100	104
4.375% due 05/20/2023		$5,620	4,924
4.875% due 03/17/2020		31,879	31,598
5.375% due 01/27/2021		35,274	34,586
5.625% due 05/20/2043		2,760	2,054
5.750% due 01/20/2020		54,533	55,351
5.875% due 03/07/2022	EUR	3,300	3,684
6.250% due 03/17/2024		$1,018	979
6.250% due 12/14/2026	GBP	5,700	6,589
6.625% due 01/16/2034		8,700	9,388
6.750% due 01/27/2041		$108,119	91,361
6.850% due 06/05/2115		80,647	65,727
6.875% due 01/20/2040		31,417	27,119
7.250% due 03/17/2044		5,050	4,483
7.875% due 03/15/2019		29,496	31,689
8.375% due 05/23/2021		241,423	260,737
8.750% due 05/23/2026		35,692	38,592
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	10,022
Sprint Capital Corp.
6.900% due 05/01/2019		11,530	12,236
Sprint Communications, Inc.
7.000% due 08/15/2020		14,400	15,302
9.125% due 03/01/2017		15	15
Sprint Corp.
7.125% due 06/15/2024		22,338	23,064
7.875% due 09/15/2023		760	813
Tenaska Alabama Partners LP
7.000% due 06/30/2021		632	652
Tokyo Electric Power Co. Holdings, Inc.
2.125% due 03/24/2017	CHF	3,000	2,957

Verizon Communications, Inc.
4.125% due 08/15/2046	$8,410	7,627

		2,035,348

Total Corporate Bonds & Notes (Cost $15,325,601)		15,051,112

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017	25,000	34,859

Total Convertible Bonds & Notes (Cost $24,977)		34,859

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	6,344
6.918% due 04/01/2040	7,000	9,493
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041	8,040	8,040

		23,877

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	16,186
7.750% due 01/01/2042	27,620	28,047
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	22,406
6.725% due 04/01/2035	2,780	2,837
7.350% due 07/01/2035	11,505	12,462
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	3,525	3,119

		85,057

MISSOURI 0.1%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1995
15.616% due 02/15/2025	27,000	25,378
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
15.604% due 08/15/2025	23,250	21,853
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
1.979% due 06/01/2046	14,375	13,512

		60,743

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018	1,395	1,396

Total Municipal Bonds & Notes (Cost $166,443)		171,073

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.644% due 12/25/2036	104	102
0.737% due 02/25/2022 (a)	243,828	7,271
0.855% due 09/25/2022 (a)	98,304	3,666
0.858% due 09/25/2031	2,438	2,370
0.876% due 03/25/2034	27	27
0.906% due 08/25/2034	11	11
1.098% due 09/25/2022	2	2
1.106% due 03/25/2044	15	15
1.110% due 09/25/2018 (a)	125,695	1,043
1.136% due 04/18/2028 - 09/18/2031	7	8
1.156% due 11/25/2021 - 08/25/2036	35	35
1.206% due 07/25/2021	4	4
1.335% due 11/01/2028	22	22
1.456% due 08/25/2022	3	3
1.556% due 05/25/2022	1	1
1.606% due 05/25/2018 - 10/25/2020	6	7
1.656% due 05/25/2021 - 10/25/2021	14	14
1.741% due 10/01/2044	6	7
1.890% due 04/25/2023	3	3
1.940% due 01/01/2018	1	1
1.941% due 10/01/2040	45	47
1.943% due 09/01/2017 - 03/01/2033	26	27
1.953% due 10/01/2017 - 11/01/2020	18	19
1.956% due 01/25/2024	9	9
1.965% due 12/01/2035	19	19
1.981% due 03/01/2020	3	3
2.000% due 08/01/2018	8	8

2.010% due 12/01/2034	189	196
2.056% due 11/25/2021	11	11
2.095% due 02/01/2034	1,089	1,129
2.170% due 01/01/2019	2	2
2.200% due 08/01/2017	2	1
2.240% due 03/25/2022	6	6
2.290% due 09/25/2022	2	2
2.292% due 01/25/2022 (a)	46,415	3,342
2.306% due 07/01/2032	136	139
2.340% due 01/25/2022	12	12
2.400% due 11/01/2033	12	12
2.420% due 10/01/2025	14	14
2.445% due 02/01/2032	8	8
2.450% due 08/01/2017	1	1
2.455% due 06/01/2025	1	1
2.463% due 07/01/2019	9	9
2.480% due 01/01/2018	1	1
2.500% due 07/01/2017 - 08/25/2042	62,899	62,883
2.514% due 12/01/2027	1	1
2.530% due 08/01/2033	75	79
2.646% due 09/01/2033	5	5
2.666% due 07/01/2032	9	9
2.681% due 09/01/2035	12	12
2.690% due 05/01/2024	28	28
2.691% due 07/01/2025	1	1
2.696% due 04/01/2032	45	48
2.723% due 12/01/2033	24	25
2.726% due 04/01/2033	4	4
2.739% due 04/01/2024	5	6
2.750% due 09/01/2024	71	72
2.770% due 06/01/2032	81	83
2.774% due 05/01/2018	3	3
2.775% due 02/01/2032	15	16
2.785% due 11/01/2033	45	46
2.800% due 01/01/2035	125	127
2.805% due 05/01/2024	64	65
2.840% due 12/01/2032	1	1
2.846% due 04/01/2028	11	11
2.855% due 08/01/2032	6	6
2.867% due 03/01/2033	212	220
2.875% due 07/01/2025	35	35
2.895% due 11/01/2029 - 09/01/2031	99	102
2.922% due 09/01/2030	27	29
2.930% due 03/01/2036	13	13
2.951% due 09/01/2024	3	3
2.953% due 10/01/2032	16	17
2.972% due 01/01/2029	19	20
3.000% due 11/01/2021 - 11/01/2045	151,082	155,287
3.000% due 03/01/2031 (l)	23,178	23,805
3.000% due 06/25/2042 (a)	9,748	1,265
3.045% due 03/01/2034	13	14
3.067% due 10/01/2034	164	166
3.097% due 10/01/2025	2	2
3.100% due 01/01/2026 (l)	30,000	30,312
3.125% due 07/01/2017 - 09/01/2017	1	0
3.160% due 10/01/2033	1	1
3.165% due 10/01/2035	239	240
3.222% due 10/01/2036	6	6
3.325% due 07/01/2036	17	18
3.375% due 09/01/2024	33	33
3.500% due 08/01/2023 - 07/01/2046	111,648	114,501
3.500% due 02/25/2043 (a)	18,615	4,154
3.500% due 08/01/2045 - 04/01/2046 (l)	474,051	486,097
3.840% due 08/01/2021 (l)	18,437	19,637
4.000% due 03/01/2034 - 12/01/2045	34,986	37,062
4.000% due 07/01/2041 - 03/01/2042 (l)	128,216	135,739
4.000% due 12/25/2042 (a)	3,789	689
4.028% due 12/01/2027	7	8
4.500% due 11/01/2023 - 01/01/2042	21,276	22,482
4.500% due 05/01/2039 (l)	47,585	51,633
4.500% due 12/25/2042 (a)	3,291	646
4.630% due 04/01/2027	67	67
4.756% due 05/25/2025	6,400	6,690
4.975% due 09/01/2022	17	17
5.000% due 08/25/2033 - 06/25/2043	99,730	110,589
5.094% due 03/25/2041 (a)	8,505	1,218
5.274% due 06/25/2037 (a)	1,347	247
5.294% due 03/25/2037 (a)	2,466	403
5.314% due 12/25/2036 - 02/25/2037 (a)	3,594	544
5.344% due 04/25/2037 (a)	2,423	362
5.354% due 04/25/2037 (a)	3,983	605
5.394% due 08/25/2035 - 02/25/2043 (a)	15,722	2,436
5.447% due 09/01/2018	2	2
5.500% due 08/01/2023 - 06/01/2048	23,974	26,609
5.544% due 01/25/2038 (a)	6,096	794
5.594% due 01/25/2040 (a)	7,098	1,217

5.624% due 03/25/2037 (a)	7,191	1,272
5.644% due 05/25/2037 (a)	2,304	370
5.654% due 06/25/2037 (a)	7,961	1,308
5.684% due 04/25/2037 (a)	47,598	7,888
5.694% due 12/25/2037 - 10/25/2039 (a)	11,700	1,696
5.744% due 02/25/2037 (a)	5,436	852
5.794% due 10/25/2036 - 06/25/2040 (a)	6,385	1,089
5.844% due 11/25/2035 (a)	1,493	210
5.894% due 11/25/2036 - 04/25/2037 (a)	10,505	1,030
5.944% due 03/25/2036 (a)	4,697	769
6.000% due 06/25/2029 - 03/01/2040	23,825	27,212
6.000% due 09/01/2040 (l)	17,146	19,438
6.034% due 04/25/2037 (a)	3,885	687
6.244% due 02/25/2038 (a)	15,539	2,709
6.290% due 02/25/2029	327	344
6.444% due 02/25/2037 (a)	1,362	273
6.500% due 06/25/2028 - 02/01/2036	366	415
6.573% due 06/25/2042	30	34
6.850% due 12/18/2027	10	12
6.900% due 05/25/2023	31	34
7.000% due 07/25/2022 - 01/25/2048	562	623
7.500% due 07/25/2022 - 06/25/2042	81	91
7.586% due 01/17/2040	214	223
8.000% due 07/25/2022	1	1
8.488% due 08/25/2043	264	284
8.500% due 06/25/2030	219	256
8.600% due 08/25/2019	27	28
15.246% due 03/25/2038	1,430	1,897
17.283% due 04/25/2023 (a)	38	13
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2032	131,000	131,121
3.000% due 01/01/2032 - 02/01/2047	4,576,900	4,548,469
3.500% due 01/01/2047 - 02/01/2047	3,796,400	3,885,975
4.000% due 02/01/2047	2,000	2,099
Freddie Mac
0.100% due 05/25/2020 (a)	364,706	878
0.568% due 01/25/2021 (a)	95,281	1,904
0.729% due 03/25/2020 (a)	43,427	789
0.819% due 01/25/2023 (a)	185,988	7,283
0.883% due 01/15/2038	89,310	88,661
0.904% due 03/15/2031	37	37
1.016% due 08/25/2031	19	19
1.321% due 06/25/2021 (a)	57,369	2,579
1.344% due 11/25/2019 (a)	121,384	3,634
1.369% due 12/25/2021 (a)	106,081	5,841
1.517% due 03/25/2019 (a)	50,371	1,391
1.546% due 10/25/2018 (a)	65,091	1,524
1.556% due 03/25/2029	17,867	17,889
1.721% due 09/25/2018 (a)	30,066	737
1.941% due 07/25/2044	15	15
1.983% due 01/15/2038 (a)	89,310	5,262
2.000% due 01/01/2020	4	4
2.056% due 03/25/2029	5,000	4,993
2.106% due 03/25/2029	20,300	20,260
2.175% due 06/01/2019	8	8
2.250% due 04/01/2017	7	7
2.294% due 10/15/2023	250	259
2.306% due 02/01/2033	2	2
2.368% due 02/01/2018	2	2
2.376% due 02/01/2037	9	9
2.473% due 01/01/2033	12	12
2.495% due 08/01/2034	1	2
2.500% due 08/01/2027 (l)	21,916	21,986
2.517% due 05/01/2035	63	66
2.530% due 11/01/2017	1	1
2.600% due 06/01/2033	9	9
2.607% due 04/01/2036	15	16
2.665% due 01/01/2037	277	288
2.699% due 02/01/2036	11	12
2.713% due 08/01/2024	3	3
2.724% due 10/01/2032	43	45
2.730% due 09/01/2031 - 09/01/2033	301	312
2.738% due 09/01/2034	38	40
2.750% due 07/01/2017	4	4
2.751% due 05/01/2029	38	39
2.760% due 07/01/2025	49	50
2.763% due 05/01/2019	49	49
2.769% due 01/01/2035	118	125
2.775% due 05/01/2037	10	10
2.777% due 03/01/2031 - 07/01/2034	141	147
2.785% due 12/01/2034	19	20
2.786% due 04/01/2033	2	2
2.791% due 09/01/2037 (l)	60,260	63,854
2.795% due 09/01/2023	6	6
2.803% due 02/01/2026	38	38
2.813% due 05/01/2033	25	26

2.848% due 11/01/2031	40	43
2.875% due 09/01/2032	32	33
2.891% due 11/01/2036	3	4
2.918% due 09/01/2033	5	5
2.945% due 03/01/2032	260	269
2.950% due 09/01/2036	1	1
2.956% due 10/25/2028	2,250	2,279
2.968% due 11/01/2029	183	194
2.972% due 01/01/2035	75	80
2.999% due 09/01/2037	11	11
3.000% due 03/15/2027 - 12/15/2042 (a)	75,688	11,891
3.008% due 09/01/2037	4	4
3.013% due 08/01/2036	1	2
3.021% due 09/01/2024	14	14
3.028% due 04/01/2036	11	11
3.044% due 06/01/2037	3	4
3.055% due 09/01/2037	8	8
3.076% due 01/25/2019 (a)	24,932	993
3.120% due 09/01/2037	4	4
3.151% due 08/01/2037	3	3
3.192% due 07/01/2033	38	40
3.210% due 03/01/2025	21	22
3.250% due 10/01/2024	29	30
3.319% due 08/01/2035	12	13
3.322% due 12/01/2037	5	5
3.361% due 12/01/2033	142	150
3.407% due 11/01/2035	114	122
3.500% due 08/15/2042	8,145	8,016
3.500% due 12/15/2042 (a)	16,202	3,236
3.615% due 06/25/2041 (a)	3,500	485
4.000% due 04/15/2019 - 01/15/2041	21,276	22,623
4.006% due 05/25/2025	7,050	7,301
4.056% due 10/25/2027	4,050	4,247
4.500% due 11/15/2040	26,393	29,071
4.516% due 03/15/2036 (a)	3,097	275
5.000% due 02/15/2024 - 05/15/2038	10,063	10,828
5.246% due 11/15/2037 (a)	14,198	2,023
5.346% due 08/15/2037 (a)	2,007	323
5.496% due 06/15/2038 - 01/15/2042 (a)	12,635	1,885
5.500% due 08/15/2036 - 06/15/2041	67,039	74,379
5.625% due 07/01/2037 - 02/01/2038	669	745
5.736% due 03/15/2037 (a)	9,718	1,724
5.746% due 03/15/2037 - 06/15/2039 (a)	4,436	774
5.846% due 09/15/2036 (a)	4,597	836
5.866% due 09/15/2036 (a)	2,539	434
5.946% due 04/15/2036 - 05/15/2036 (a)	16,076	2,846
5.996% due 04/15/2026 (a)	1,941	244
6.000% due 03/15/2017 - 02/15/2032	3,769	4,288
6.046% due 01/15/2037 (a)	1,831	315
6.396% due 06/15/2032 (a)	1,826	74
6.446% due 08/15/2036 (a)	4,468	724
6.496% due 07/15/2034 (a)	1,348	161
6.500% due 11/15/2021 - 04/15/2029	364	408
6.643% due 12/15/2042	4,347	4,021
6.750% due 01/15/2024	9	10
7.000% due 05/15/2021 - 09/01/2047	751	840
7.250% due 09/15/2030	35	40
7.500% due 11/15/2021 - 09/15/2030	299	335
8.394% due 11/15/2043	44,084	51,484
8.403% due 05/15/2023	11	13
8.492% due 01/15/2041	1,520	1,827
8.500% due 06/15/2031	121	141
8.554% due 08/15/2044	21,758	24,565
9.000% due 09/15/2020 - 02/15/2021	17	17
9.452% due 02/15/2040	605	656
14.692% due 12/15/2031 - 02/15/2032	1,584	2,202
15.115% due 09/15/2034	1,937	2,191
18.219% due 02/15/2024	34	46
18.255% due 02/15/2024	13	19
18.580% due 11/15/2023	41	55
19.100% due 10/15/2031	39	52
Freddie Mac, TBA
3.000% due 01/01/2047 - 02/01/2047	1,197,000	1,187,522
Ginnie Mae
0.684% due 08/16/2048 (a)	22,767	796
0.930% due 10/16/2053 (a)	6,977	269
0.930% due 10/20/2062	10,803	10,721
0.957% due 03/16/2051 (a)	1,370	29
1.000% due 03/20/2063	1,510	1,501
1.015% due 11/16/2043 (a)	56,420	2,338
1.180% due 07/20/2063	24,363	24,387
1.280% due 11/20/2065 - 08/20/2066	64,732	64,290
1.300% due 10/20/2066	20,918	20,835
1.310% due 09/20/2066	10,674	10,620
1.330% due 05/20/2066 - 09/20/2066	145,517	144,933
1.360% due 08/20/2066	17,727	17,684

1.380% due 04/20/2066	20,275	20,248
1.530% due 03/20/2066	44,289	44,583
1.589% due 11/20/2066	25,513	25,534
1.680% due 03/20/2066	12,532	12,712
2.000% due 02/20/2024 - 01/20/2035	275	285
2.125% due 06/20/2022 - 06/20/2032	200	203
2.625% due 08/20/2033	9	10
3.500% due 01/20/2042 - 03/20/2043 (a)	7,131	874
4.000% due 06/20/2039 - 09/20/2046	5,838	6,205
4.000% due 03/20/2043 (a)	5,391	793
5.000% due 07/20/2033	456	500
5.411% due 03/20/2043 (a)	51,911	4,941
5.500% due 04/20/2037	85	101
5.625% due 07/20/2037 - 01/20/2038	717	789
6.100% due 06/15/2028 - 03/15/2029	668	759
6.490% due 01/15/2028 - 01/15/2029	750	857
25.589% due 03/20/2031	388	630
Small Business Administration
5.370% due 04/01/2028	540	588
7.100% due 02/01/2017	1	1
7.190% due 12/01/2019	50	52
7.590% due 01/01/2020	25	27
Vendee Mortgage Trust
6.500% due 09/15/2024	86	95

Total U.S. Government Agencies (Cost $12,085,691)		12,098,794

U.S. TREASURY OBLIGATIONS 25.4%
U.S. Treasury Bonds
2.250% due 08/15/2046	3,500	2,935
2.500% due 05/15/2046	3,500	3,103
2.875% due 08/15/2045 (l)	19,300	18,533
2.875% due 11/15/2046 (l)	542,700	522,767
3.125% due 02/15/2043	73,046	73,877
3.625% due 08/15/2043 (l)	486,288	538,272
3.625% due 02/15/2044 (l)	272,200	301,138
3.750% due 11/15/2043 (l)	391,610	443,172
4.375% due 05/15/2040 (l)	54,000	66,615
4.500% due 08/15/2039	75,300	94,418
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2018	82,943	83,717
0.125% due 04/15/2020 (n)(p)	33,959	34,320
0.125% due 07/15/2026	19,250	18,622
0.250% due 01/15/2025	765	753
0.625% due 07/15/2021 (n)	383,580	396,055
0.625% due 01/15/2026	10,590	10,687
0.625% due 02/15/2043 (p)	4,731	4,339
0.750% due 02/15/2042 (p)	89,002	84,394
1.375% due 02/15/2044	77,307	84,472
1.625% due 01/15/2018	136,933	140,544
2.375% due 01/15/2025	1,090,944	1,253,317
2.500% due 01/15/2029	21,084	25,455
U.S. Treasury Notes
1.125% due 08/31/2021 (n)(p)	98,000	94,611
1.125% due 09/30/2021	726,440	700,044
1.375% due 10/31/2020 (n)(p)	336,100	331,767
1.375% due 04/30/2021 (n)(p)	248,900	243,981
1.375% due 08/31/2023	719,771	681,145
1.375% due 09/30/2023	694,000	656,427
1.500% due 01/31/2022	191,100	186,622
1.625% due 02/15/2026 (p)	3,307	3,086
1.750% due 12/31/2020 (n)(p)	765,400	764,652
1.750% due 11/30/2021 (l)	731,000	724,920
1.750% due 02/28/2022 (p)	71,750	70,830
1.875% due 08/31/2022 (l)	382,200	377,402
2.000% due 08/31/2021	419,900	421,215
2.000% due 10/31/2021	453,900	454,846
2.000% due 02/15/2025 (l)(p)	406,928	395,591
2.000% due 11/15/2026 (l)	542,300	521,002
2.125% due 08/31/2020 (n)(p)	76,900	78,102
2.125% due 06/30/2021 (l)(n)(p)	176,400	178,166
2.125% due 08/15/2021 (l)	553,900	558,731
2.125% due 09/30/2021 (l)(p)	509,800	513,916
2.125% due 12/31/2021 (l)	562,600	566,928
2.125% due 12/31/2022 (l)	150,000	149,771
2.125% due 11/30/2023 (l)	1,064,400	1,056,180
2.125% due 05/15/2025 (l)(p)	355,515	348,096
2.250% due 07/31/2021 (l)(n)(p)	769,800	781,268
2.250% due 12/31/2023	2,421,650	2,420,088
2.250% due 11/15/2025 (l)(p)	420,570	414,656
3.625% due 02/15/2021 (n)(p)	46,300	49,669

Total U.S. Treasury Obligations (Cost $18,446,488)		17,945,217

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.0%
Adjustable Rate Mortgage Trust
0.936% due 08/25/2036		135	97
1.256% due 10/25/2035		265	248
1.256% due 03/25/2036		1,264	710
1.296% due 11/25/2035		8,658	7,671
1.296% due 01/25/2036		1,497	1,270
1.906% due 01/25/2035		11,503	9,335
2.936% due 07/25/2035		4,087	3,726
2.968% due 08/25/2036		9,415	6,341
3.123% due 02/25/2036		3,765	3,279
3.124% due 01/25/2036 ^		493	432
3.160% due 11/25/2035 ^		1,113	940
3.215% due 01/25/2036		2,441	2,116
3.224% due 01/25/2036 ^		13,746	12,274
3.226% due 11/25/2035 ^		2,735	2,467
3.253% due 11/25/2035 ^		430	372
3.256% due 05/25/2035		9,622	9,494
3.544% due 03/25/2036		27,648	20,129
5.094% due 09/25/2035		2,797	2,332
American General Mortgage Loan Trust
0.000% due 09/25/2048 (f)		521,301	530,537
1.000% due 09/25/2048		33,364	33,305
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^		17,493	12,882
0.946% due 12/25/2046 ^		48,728	34,821
0.946% due 06/25/2047 ^		226	166
0.966% due 10/25/2046		371	249
1.487% due 11/25/2046		131,754	69,166
6.250% due 06/25/2037		15,036	11,803
American Home Mortgage Investment Trust
1.056% due 11/25/2045		511	401
1.056% due 05/25/2047		5,600	979
2.758% due 10/25/2034		3,350	3,212
2.903% due 09/25/2035		54,250	36,831
3.028% due 12/25/2035		466	299
3.043% due 11/25/2045 ^		52,734	40,112
3.082% due 10/25/2034		258	259
3.278% due 06/25/2045		781	777
3.293% due 02/25/2045		21,411	21,682
5.408% due 09/25/2035		44,432	35,320
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		7,809	7,873
Asti Finance SRL
0.381% due 05/27/2050	EUR	8,699	9,133
AyT Hipotecario FTA
0.040% due 03/18/2035		1,315	1,376
AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.015% due 09/15/2035		1,357	1,420
BAMLL Commercial Mortgage Securities Trust
1.136% due 07/05/2043 (a)		$4,561	283
1.924% due 01/15/2028		3,000	3,005
3.418% due 07/05/2043		5,297	5,445
Banc of America Alternative Loan Trust
1.156% due 05/25/2035 ^		1,288	1,034
1.156% due 06/25/2046 ^		91	62
4.750% due 02/25/2019		10	9
5.500% due 07/25/2020 ^		51	50
5.500% due 10/25/2033		10,599	10,843
5.500% due 12/25/2035 ^		225	208
5.750% due 04/25/2034		751	762
6.000% due 03/25/2021 ^		35	33
6.000% due 06/25/2034		13,121	13,742
6.000% due 07/25/2034		12,722	13,345
6.000% due 11/25/2034		53	56
6.000% due 12/25/2034		54	57
6.000% due 07/25/2035 ^		11,168	10,680
6.000% due 08/25/2035 ^		1,722	1,539
6.000% due 01/25/2036 ^		29,052	27,731
6.000% due 03/25/2036 ^		5,995	5,869
6.000% due 06/25/2046 ^		386	339
6.000% due 07/25/2046 ^		1,368	1,160
6.027% due 11/25/2021 ^		654	583
Banc of America Commercial Mortgage Trust
5.428% due 01/15/2049		8,433	8,425
5.451% due 01/15/2049		603	603
5.548% due 06/10/2049		13,636	13,713
5.638% due 04/10/2049		2,863	2,861
Banc of America Funding Trust
0.899% due 02/20/2047		11,636	10,276
1.019% due 05/20/2036		97,554	45,770
1.029% due 07/20/2036		3,927	3,863

1.046% due 07/25/2037		352	302
1.049% due 09/20/2035 ^		6,712	4,636
1.119% due 05/26/2037		27,488	17,164
1.256% due 07/25/2036 ^		82	57
2.028% due 06/20/2035 ^		1,258	804
2.543% due 01/26/2037		4	4
2.981% due 12/20/2034		413	385
3.027% due 05/25/2035		67	63
3.072% due 03/20/2035		584	588
3.084% due 07/20/2036		9,443	9,197
3.096% due 05/20/2036 ^		433	392
3.140% due 03/20/2036		770	638
3.195% due 03/20/2036		110	99
3.211% due 01/20/2047 ^		290	246
3.228% due 04/20/2035		425	377
3.239% due 09/20/2035 ^		685	543
3.267% due 09/20/2046 ^		3,160	2,562
3.276% due 09/20/2035		47	46
3.374% due 11/20/2035		6,694	5,011
3.405% due 05/20/2034		808	803
3.641% due 10/20/2046 ^		400	302
5.500% due 09/25/2034		92	92
5.500% due 01/26/2036		8,065	7,934
5.500% due 03/25/2036 ^		205	193
5.888% due 04/25/2037 ^		681	591
6.000% due 09/25/2036 ^		4,820	4,340
6.000% due 08/25/2037 ^		13,986	12,301
6.000% due 10/26/2037		18,339	16,273
Banc of America Mortgage Trust
2.903% due 02/25/2036 ^		5,368	4,980
2.922% due 03/25/2034		11	11
2.961% due 02/25/2035		611	605
3.033% due 04/25/2034		50	50
3.063% due 03/25/2035		3,574	3,250
3.123% due 08/25/2034		535	533
3.170% due 07/25/2034		31	31
3.182% due 04/25/2035 ^		891	830
3.190% due 09/25/2034		3,677	3,605
3.200% due 05/25/2035 ^		12,387	11,875
3.206% due 05/25/2033		29	29
3.239% due 07/25/2035 ^		1,705	1,587
3.242% due 09/25/2035 ^		1,407	1,358
3.242% due 10/25/2035 ^		51	46
3.244% due 06/25/2035		241	226
3.247% due 06/25/2035		307	300
3.257% due 09/25/2033		4,249	4,211
3.257% due 05/25/2034		811	813
3.277% due 04/25/2033		152	149
3.288% due 02/25/2033		78	77
3.294% due 11/25/2035 ^		1,029	925
3.296% due 09/25/2035		183	179
3.341% due 12/25/2034		240	234
3.347% due 02/25/2035		515	505
3.385% due 11/25/2034		149	144
3.385% due 01/25/2036 ^		411	360
3.390% due 05/25/2033		5	4
3.392% due 12/25/2033		198	195
3.412% due 08/25/2033		38	37
3.427% due 11/25/2035 ^		467	434
3.471% due 11/20/2046 ^		79	65
3.493% due 01/25/2034		421	420
3.547% due 07/20/2032		31	31
3.586% due 12/25/2033		97	96
3.647% due 03/25/2033		294	293
5.000% due 08/25/2019		16	16
5.250% due 07/25/2035		350	329
5.500% due 09/25/2035 ^		379	362
5.500% due 09/25/2035		1,893	1,808
5.500% due 10/25/2035 ^		924	910
5.500% due 11/25/2035 ^		3,265	3,197
6.000% due 09/25/2037 ^		487	444
6.000% due 07/25/2046		9,237	8,229
6.500% due 10/25/2031		42	44
6.500% due 09/25/2033		29	29
Bankinter Fondo de Titulizacion de Activos
0.353% due 12/15/2040	EUR	4,105	4,256
Bayview Commercial Asset Trust
1.036% due 01/25/2037		$113	103
BCAP LLC Trust
0.832% due 11/26/2036		6,893	2,746
BCAP LLC Trust
0.712% due 08/26/2036		18,972	13,798
0.752% due 06/26/2036		20,040	18,489
0.762% due 07/26/2036		363	281
0.762% due 02/26/2037		7,475	5,584
0.864% due 05/26/2037		17,926	14,256

0.912% due 05/26/2037		21,266	14,760
0.926% due 01/25/2037 ^		844	702
0.976% due 05/25/2047 ^		10,482	8,602
1.168% due 11/27/2047		68,871	48,185
2.584% due 06/26/2037		17,482	14,344
2.638% due 11/26/2035		2,103	1,995
2.706% due 05/26/2036		725	712
2.943% due 02/26/2036		6,302	5,213
2.954% due 11/27/2037		11,248	11,113
3.061% due 02/26/2036		74	68
3.073% due 10/26/2033		19	16
3.075% due 06/26/2035		135	121
3.092% due 03/26/2035		68	59
3.172% due 10/26/2035		10,029	7,712
3.183% due 05/26/2047		18,810	15,766
3.205% due 12/20/2035		17,074	10,447
3.242% due 09/26/2035		45	35
3.414% due 10/26/2035		19,068	19,236
4.752% due 01/26/2036		3,856	2,611
5.250% due 02/26/2036		1,800	1,533
5.250% due 04/26/2037		3,380	3,031
5.750% due 04/25/2037		10,196	8,851
5.999% due 08/26/2037		13,815	11,844
6.000% due 07/26/2036		20,800	16,106
7.172% due 12/26/2036		12,350	8,657
12.477% due 08/26/2022		170	156
BCC Mortgages PLC
0.035% due 03/12/2038	EUR	5,036	5,254
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033		$5	5
2.812% due 02/25/2036 ^		325	303
2.910% due 02/25/2036		274	273
2.991% due 02/25/2036 ^		1,033	872
3.036% due 08/25/2047 ^		2,884	2,429
3.051% due 11/25/2034		1,497	1,472
3.063% due 07/25/2034		476	475
3.063% due 08/25/2035		14,688	14,415
3.071% due 03/25/2035		1,538	1,507
3.071% due 08/25/2035		3,345	2,978
3.101% due 03/25/2035		1,066	1,015
3.113% due 08/25/2035		1,371	1,176
3.125% due 04/25/2034		240	237
3.174% due 05/25/2034		96	93
3.177% due 02/25/2036 ^		7,991	6,807
3.183% due 05/25/2047 ^		1,138	1,036
3.204% due 08/25/2035		43,627	40,731
3.221% due 02/25/2035		3,529	3,531
3.224% due 04/25/2034		1,864	1,809
3.240% due 07/25/2036 ^		6,733	5,912
3.258% due 01/25/2035		520	508
3.262% due 10/25/2033		445	443
3.285% due 04/25/2034		907	882
3.290% due 11/25/2034		37	35
3.291% due 10/25/2034		81	81
3.291% due 08/25/2035 ^		6,787	6,206
3.310% due 01/25/2035		1,519	1,446
3.391% due 08/25/2035 ^		30,491	28,224
3.391% due 02/25/2036 ^		179	172
3.443% due 01/25/2035		114	112
3.456% due 12/25/2046		6,599	5,646
3.488% due 07/25/2034		428	422
3.515% due 07/25/2034		2	2
3.680% due 11/25/2034		23	21
4.640% due 06/25/2047 ^		10,048	9,244
4.764% due 08/25/2047 ^		6,851	6,504
5.748% due 05/25/2037		6,150	5,530
Bear Stearns ALT-A Trust
0.916% due 02/25/2034		97	89
1.076% due 08/25/2036		27,075	21,964
1.076% due 11/25/2036 ^		6,885	5,835
1.076% due 06/25/2046 ^		23,338	20,022
1.196% due 07/25/2035		336	335
1.196% due 04/25/2036		12,057	11,317
1.236% due 02/25/2036		5,907	5,110
1.396% due 04/25/2034		449	433
1.396% due 07/25/2034		52	51
1.496% due 11/25/2034		104	103
1.686% due 11/25/2034		17,392	12,346
2.406% due 09/25/2034		6,446	4,923
2.481% due 07/25/2034		4,507	4,096
2.783% due 01/25/2034		62	56
2.862% due 04/25/2035		2,686	2,595
2.891% due 09/25/2034		141	137
2.903% due 01/25/2035		217	193
2.911% due 02/25/2036 ^		3,483	2,940
2.919% due 05/25/2035		4,158	3,858

2.972% due 05/25/2036		21,945	15,509
2.988% due 01/25/2036 ^		14,294	12,340
2.990% due 10/25/2035		55,080	52,455
2.993% due 05/25/2035		594	585
3.003% due 04/25/2035		2,364	2,284
3.024% due 09/25/2047 ^		39,750	28,115
3.026% due 09/25/2035 ^		2,453	1,813
3.032% due 01/25/2047		5,019	3,760
3.044% due 04/25/2035		1,100	972
3.107% due 08/25/2034		3,114	3,179
3.110% due 08/25/2036 ^		387	270
3.117% due 03/25/2036 ^		18,416	14,132
3.118% due 11/25/2035 ^		25,467	20,975
3.130% due 11/25/2036		13,033	10,234
3.149% due 09/25/2035		11,643	10,034
3.158% due 02/25/2036 ^		3,764	2,659
3.158% due 05/25/2036 ^		18	13
3.161% due 06/25/2034		1,487	1,480
3.172% due 01/25/2036		67,300	62,223
3.176% due 07/25/2035		79,860	72,411
3.184% due 08/25/2036 ^		6,145	4,514
3.216% due 05/25/2036		27,009	19,401
3.221% due 04/25/2035		1,508	1,407
3.247% due 02/25/2034		268	275
3.286% due 09/25/2034		148	145
3.388% due 01/25/2035		490	373
3.390% due 05/25/2036 ^		15,282	10,612
3.458% due 09/25/2035 ^		17,069	14,007
3.478% due 11/25/2035 ^		14,425	11,565
3.479% due 02/25/2036 ^		18,418	14,612
4.824% due 07/25/2035 ^		21,420	17,174
Bear Stearns Asset-Backed Securities Trust
0.986% due 04/25/2036		22,944	21,976
1.056% due 02/25/2037		28,508	20,632
1.856% due 10/25/2033		189	187
5.500% due 06/25/2034		558	560
5.500% due 08/25/2035		8,177	7,600
5.750% due 10/25/2033		425	439
6.000% due 10/25/2035		11,900	11,470
6.250% due 12/25/2036		21,457	20,692
Bear Stearns Commercial Mortgage Securities Trust
6.087% due 06/11/2050		800	826
7.000% due 05/20/2030		4,577	4,696
Bear Stearns Deutsche Bank Trust
0.857% due 09/15/2027 (a)		72,459	1,667
Bear Stearns Mortgage Funding Trust
0.926% due 03/25/2037		122,891	101,722
0.936% due 06/25/2037		23,977	20,255
0.956% due 11/25/2036 ^		49,068	41,069
0.956% due 09/25/2046		31,256	24,047
0.966% due 06/25/2037		132,100	109,656
0.976% due 08/25/2036		27,264	21,745
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		15,567	12,269
3.107% due 12/26/2046		344	267
7.000% due 07/25/2037		42,000	32,193
Bella Vista Mortgage Trust
1.239% due 05/20/2045		423	309
Berica ABS SRL
0.000% due 11/30/2051	EUR	3,539	3,723
0.019% due 12/31/2055		64,771	67,976
Berica Residential MBS SRL
0.066% due 03/31/2048		27,487	28,734
BLCP Hotel Trust
1.654% due 08/15/2029		$11,811	11,803
Bluestone Securities PLC
0.577% due 06/09/2044	GBP	29,281	34,601
Business Mortgage Finance PLC
0.068% due 08/15/2040	EUR	15,841	16,081
BXHTL Mortage Trust
1.934% due 05/15/2029		$835	838
3.933% due 05/15/2029		20,693	20,624
4.392% due 05/15/2029		42,000	41,615
Celtic Residential Irish Mortgage Securitisation PLC
0.021% due 11/13/2047	EUR	104,603	109,302
0.031% due 12/14/2048		59,452	62,067
0.098% due 04/10/2048		85,099	87,604
0.636% due 12/14/2048	GBP	45,932	56,196
CFCRE Commercial Mortgage Trust
1.223% due 11/10/2049 (a)		$165,029	14,418
1.253% due 04/15/2044 (a)		23,985	866
Chase Mortgage Finance Trust
2.872% due 01/25/2036 ^		1,227	1,135
3.109% due 12/25/2035 ^		1,363	1,307
3.142% due 07/25/2037		114	114
3.176% due 02/25/2037		187	181

3.179% due 07/25/2037	11	11
3.180% due 09/25/2036 ^	36	32
4.371% due 12/25/2037 ^	1,286	1,227
4.380% due 03/25/2037 ^	9,415	8,768
5.500% due 11/25/2035	2,473	2,423
6.000% due 10/25/2036 ^	947	811
6.000% due 12/25/2036	179	149
6.000% due 02/25/2037 ^	2,751	2,243
6.000% due 03/25/2037 ^	1,363	1,171
6.000% due 05/25/2037	3,278	2,654
6.000% due 05/25/2037 ^	18,381	14,693
6.250% due 10/25/2036 ^	9,436	7,869
ChaseFlex Trust
1.036% due 05/25/2037	11,641	10,508
1.096% due 08/25/2037	14,231	11,409
4.315% due 08/25/2037 ^	1,791	1,492
4.634% due 06/25/2036	17,489	14,705
4.816% due 09/25/2036	11,090	10,391
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.772% due 05/25/2036	463	418
0.822% due 05/25/2036	906	811
1.036% due 01/25/2035	1,403	1,267
1.056% due 08/25/2035	147	133
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	90	90
5.500% due 12/25/2021	92	92
5.500% due 06/25/2037	590	589
5.500% due 07/25/2037	1,235	1,205
5.750% due 06/25/2036	323	316
5.750% due 01/25/2037	2	2
6.000% due 02/25/2036	49	49
6.000% due 08/25/2036	11,126	11,362
Citigroup Commercial Mortgage Trust
1.565% due 10/10/2049 (a)	350,840	36,055
1.977% due 09/10/2031 (a)	82,715	2,659
3.349% due 02/10/2049	40,000	40,385
3.368% due 02/10/2049	51,409	52,644
5.485% due 03/17/2051	9,558	9,554
Citigroup Mortgage Loan Trust, Inc.
0.022% due 08/25/2035	1,544	1,442
0.764% due 05/25/2037	27,560	12,262
0.772% due 05/20/2047	16,039	10,755
0.826% due 01/25/2037	475	359
0.867% due 12/25/2035	8,432	5,185
1.006% due 09/25/2036	3,238	2,770
1.334% due 08/25/2035	22,469	18,282
1.706% due 09/25/2037	7,790	5,309
2.542% due 10/25/2046	5,979	4,529
2.772% due 02/25/2034	56	54
2.874% due 03/25/2034	912	905
2.990% due 03/25/2036 ^	1,176	1,102
3.001% due 03/25/2037 ^	3,186	2,730
3.034% due 03/25/2036 ^	10,107	9,674
3.040% due 05/25/2035	171	168
3.041% due 08/25/2035	1,825	1,798
3.060% due 05/25/2035	678	662
3.061% due 03/25/2035	8,164	7,056
3.112% due 10/25/2035 ^	99	83
3.177% due 11/25/2036 ^	969	802
3.177% due 09/25/2037 ^	2,770	2,216
3.190% due 06/25/2036 ^	5,416	4,916
3.202% due 11/25/2036 ^	15,347	12,539
3.276% due 07/25/2036 ^	6,035	4,891
3.366% due 12/25/2035 ^	560	397
3.376% due 10/25/2035 ^	4,751	3,984
3.387% due 09/25/2037	4,754	4,613
3.453% due 07/25/2036	13,085	10,995
5.250% due 03/25/2037 ^	6,241	4,523
5.500% due 12/25/2035 ^	120	117
5.750% due 09/25/2021	11,169	11,074
5.750% due 04/25/2047 ^	7,184	5,545
6.000% due 05/25/2035	9,793	10,445
6.000% due 05/25/2037	4,574	2,733
6.127% due 12/25/2036	48,780	47,491
6.250% due 11/25/2037	3,209	2,712
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.191% due 09/25/2035 ^	1,048	859
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	29,262	29,244
CitiMortgage Alternative Loan Trust
4.694% due 02/25/2037 ^(a)	4,530	760
5.500% due 11/25/2021	148	148
5.500% due 04/25/2022 ^	3,956	4,001
5.750% due 12/25/2036 ^	824	724
5.750% due 03/25/2037 ^	1,350	1,171
6.000% due 07/25/2036 ^	739	666
6.000% due 06/25/2037 ^	9,356	8,171
6.000% due 10/25/2037 ^	6,022	5,473

Clavis Securities PLC
0.000% due 12/15/2031	EUR	9,881	9,516
0.543% due 12/15/2032	GBP	1,277	1,498
CNL Commercial Mortgage Loan Trust
1.204% due 05/15/2031		$1,131	1,021
COBALT Commercial Mortgage Trust
5.761% due 05/15/2046		42,596	42,965
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,615
Commercial Mortgage Trust
0.151% due 04/10/2047 (a)		58,814	668
0.292% due 05/25/2019 (a)		902,620	4,496
0.405% due 07/10/2046 (a)		48,597	2,151
1.251% due 08/10/2047 (a)		259,815	15,978
1.492% due 10/10/2049 (a)		232,231	22,758
1.649% due 06/08/2030		854	849
1.965% due 07/10/2046 (a)		5,440	305
2.361% due 02/13/2032		4,000	4,000
3.140% due 10/10/2036		13,000	12,787
3.546% due 06/10/2047		8,600	8,841
3.550% due 02/10/2049		22,000	22,684
Core Industrial Trust
3.040% due 02/10/2034		47,820	48,797
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,955	3,076
6.000% due 05/25/2036 ^		128	108
6.000% due 08/25/2037 ^		3,446	2,608
Countrywide Alternative Loan Trust
0.874% due 11/25/2035		4,530	3,632
0.876% due 06/25/2036		2,873	2,341
0.876% due 11/25/2036		26,312	23,802
0.894% due 11/25/2035		6,747	5,582
0.896% due 06/25/2037		29,285	26,061
0.916% due 06/25/2036		31,770	23,162
0.916% due 11/25/2036		32,245	26,574
0.916% due 01/25/2037		51,928	43,014
0.916% due 07/25/2046		21,545	17,272
0.916% due 12/25/2046 ^		7,519	7,008
0.919% due 02/20/2047 ^		25,799	18,096
0.926% due 11/25/2036		20,940	18,981
0.926% due 01/25/2037 ^		17,549	16,210
0.929% due 03/20/2047		45,597	31,759
0.934% due 12/20/2046 ^		71,505	52,065
0.936% due 11/25/2036		21,765	19,308
0.936% due 05/25/2047		9,147	7,795
0.939% due 07/20/2046 ^		14,647	7,679
0.946% due 09/25/2046 ^		65,363	50,520
0.946% due 10/25/2046		5,290	4,533
0.949% due 05/20/2046 ^		39,158	29,463
0.949% due 09/20/2046		7,868	5,063
0.956% due 02/25/2036		3,813	2,970
0.966% due 05/25/2035		1,549	1,295
0.966% due 07/25/2046		11,829	9,970
0.966% due 04/25/2047		27,274	19,805
0.976% due 05/25/2035		6,181	5,055
0.976% due 09/25/2047		33,981	28,328
1.006% due 12/25/2035		14,589	11,340
1.016% due 07/25/2035		642	556
1.016% due 08/25/2035		18,624	10,908
1.026% due 02/25/2036		2,440	1,934
1.036% due 12/25/2035		642	568
1.036% due 02/25/2037		29,499	24,291
1.046% due 02/25/2036 ^		16,560	12,891
1.046% due 05/25/2036		11,472	9,556
1.059% due 11/20/2035		13,928	11,149
1.066% due 08/25/2035 ^		2,275	1,691
1.066% due 10/25/2035		118	91
1.069% due 11/20/2035		53,431	45,265
1.086% due 09/25/2035		6,618	4,944
1.086% due 10/25/2035		3,083	2,436
1.106% due 09/25/2034		518	462
1.106% due 09/25/2035		485	426
1.106% due 12/25/2035 ^		30,590	21,710
1.126% due 02/25/2037 ^		640	240
1.156% due 08/25/2035		2,033	1,352
1.156% due 06/25/2036 ^		141	79
1.256% due 12/25/2035 ^		3,939	2,589
1.256% due 04/25/2036		11,985	5,996
1.354% due 11/25/2035		7,460	6,284
1.556% due 01/25/2036 ^		4,438	3,644
1.567% due 12/25/2035		15,099	13,827
1.604% due 10/25/2034		9,423	8,132
1.667% due 08/25/2035 ^		215	131
1.756% due 08/25/2035 ^		8,015	5,545

1.877% due 07/20/2035	8,467	7,064
1.967% due 08/25/2035	398	346
2.127% due 08/25/2035	8,818	7,404
2.212% due 06/25/2035	583	533
2.289% due 05/25/2035	6,315	4,107
2.331% due 02/25/2035	10,010	9,549
2.406% due 08/25/2034	6,331	5,914
2.406% due 10/25/2034	7,642	6,014
2.617% due 10/20/2035	42,560	29,714
2.637% due 10/20/2035	35,516	27,555
2.847% due 03/25/2047 ^	13,465	11,436
2.966% due 08/25/2036	1,366	1,302
3.081% due 08/25/2034 ^	12,454	11,418
3.102% due 02/25/2037 ^	2,696	2,343
3.104% due 12/25/2034	16,245	16,278
3.119% due 12/25/2035	245	221
3.134% due 06/25/2037	314	281
3.173% due 12/25/2035 ^	1,145	1,022
3.194% due 11/25/2035 ^	666	532
3.597% due 12/25/2034	8	8
4.291% due 06/25/2047	12,839	10,394
4.344% due 11/25/2035 ^(a)	7,531	972
4.494% due 06/25/2036 ^(a)	17,513	2,894
4.832% due 07/25/2021 ^	15	14
5.000% due 08/25/2035 ^	2,463	2,202
5.250% due 02/25/2021 ^	357	348
5.500% due 03/25/2035	5,000	4,644
5.500% due 05/25/2035	1,000	888
5.500% due 06/25/2035 ^	409	385
5.500% due 07/25/2035 ^	148	136
5.500% due 08/25/2035	10,243	9,941
5.500% due 09/25/2035	66,500	62,665
5.500% due 11/25/2035	7,242	6,899
5.500% due 11/25/2035 ^	14,368	13,063
5.500% due 12/25/2035 ^	8,766	7,301
5.500% due 01/25/2036	36,911	36,037
5.500% due 02/25/2036 ^	1,190	1,032
5.500% due 02/25/2036	73,799	64,161
5.750% due 05/25/2036	158	123
5.750% due 06/25/2036 ^	8,119	7,016
5.750% due 07/25/2037 ^	1,964	1,724
5.750% due 04/25/2047 ^	4,249	3,526
6.000% due 02/25/2034	2	2
6.000% due 02/25/2035	45,352	44,649
6.000% due 02/25/2036	88,097	75,796
6.000% due 02/25/2036 ^	68	54
6.000% due 03/25/2036 ^	4,136	3,440
6.000% due 03/25/2036	16,196	13,472
6.000% due 04/25/2036 ^	21,316	16,445
6.000% due 05/25/2036 ^	14,016	10,731
6.000% due 05/25/2036	6,481	5,033
6.000% due 06/25/2036	16,052	13,623
6.000% due 07/25/2036	21,664	18,628
6.000% due 08/25/2036 ^	8,103	7,107
6.000% due 01/25/2037 ^	2,775	2,669
6.000% due 02/25/2037 ^	5,912	4,100
6.000% due 03/25/2037 ^	5,600	4,240
6.000% due 04/25/2037	2,880	2,506
6.000% due 04/25/2037 ^	12,249	8,551
6.000% due 05/25/2037 ^	21,365	15,983
6.000% due 06/25/2037 ^	923	707
6.000% due 08/25/2037 ^	10,264	8,129
6.250% due 11/25/2036	6,627	5,152
6.250% due 12/25/2036 ^	5,264	3,658
6.250% due 11/25/2046 ^	3,876	3,118
6.500% due 05/25/2036 ^	5,061	3,920
6.500% due 06/25/2036 ^	589	427
6.500% due 08/25/2036 ^	4,266	2,910
6.500% due 09/25/2036	2,880	2,426
6.500% due 09/25/2036 ^	7,548	6,396
6.500% due 12/25/2036 ^	4,243	3,021
6.500% due 08/25/2037 ^	13,669	8,687
6.500% due 09/25/2037 ^	28,406	20,575
6.500% due 11/25/2037 ^	9,098	6,736
7.000% due 08/25/2034 ^	279	289
7.000% due 09/25/2036	35,065	20,328
7.250% due 08/25/2032	265	274
7.500% due 12/25/2034 ^	137	77
Countrywide Asset-Backed Certificates
0.996% due 04/25/2036	19,730	13,099
1.256% due 03/25/2036	15,172	12,779
Countrywide Commercial Mortgage Trust
6.095% due 11/12/2043	94,725	95,769
Countrywide Home Loan Mortgage Pass-Through Trust
0.956% due 04/25/2046	756	657
1.026% due 04/25/2035	613	484

1.046% due 04/25/2035	10,423	9,714
1.096% due 03/25/2036	35	20
1.106% due 02/25/2036 ^	10	12
1.216% due 05/25/2035	616	512
1.256% due 05/25/2036 ^	5,001	3,114
1.296% due 03/25/2035	917	844
1.336% due 02/25/2035	230	194
1.356% due 03/25/2035	1,799	1,548
1.356% due 05/25/2035	16,771	14,185
1.396% due 03/25/2035	37,519	29,178
1.416% due 02/25/2035	1,369	1,184
1.436% due 02/25/2035	1,962	1,735
1.496% due 02/25/2035	14,698	12,109
1.516% due 09/25/2034	291	269
2.421% due 02/25/2035	12,471	9,641
2.442% due 04/25/2035	1,102	887
2.464% due 03/25/2035 ^	552	406
2.547% due 09/25/2034	628	575
2.621% due 04/20/2036 ^	1,247	984
2.649% due 07/25/2034	281	281
2.824% due 05/20/2036 ^	4,793	4,162
2.847% due 05/20/2036 ^	6,859	5,146
2.876% due 05/20/2036 ^	7,615	6,353
2.891% due 09/25/2034 ^	83	60
2.896% due 06/20/2034	1,726	1,721
2.903% due 04/25/2035 ^	437	386
2.913% due 08/20/2035 ^	87	78
2.913% due 06/20/2036	14,492	10,912
2.919% due 01/25/2036 ^	3,784	3,400
2.919% due 01/25/2036	12,087	10,859
2.972% due 03/25/2037 ^	541	384
2.990% due 03/25/2035	1,085	1,043
3.005% due 10/20/2035	8,647	7,593
3.005% due 10/20/2035 ^	2,063	1,812
3.005% due 09/20/2036 ^	2,128	1,697
3.011% due 07/19/2033	778	760
3.020% due 05/25/2034	226	225
3.028% due 05/20/2035	2,868	2,684
3.051% due 05/20/2034	142	136
3.055% due 09/20/2034	344	316
3.075% due 09/25/2037 ^	9,086	7,767
3.094% due 11/20/2034	479	462
3.097% due 11/20/2035	44,854	34,307
3.111% due 10/25/2033	209	209
3.130% due 02/25/2034	36	36
3.130% due 09/25/2047 ^	3,750	3,473
3.131% due 11/19/2033	16	15
3.141% due 02/25/2047 ^	421	350
3.150% due 12/19/2033	35	35
3.156% due 02/20/2035	3,274	3,290
3.168% due 09/25/2033	4,675	4,504
3.170% due 02/20/2036 ^	1,308	1,018
3.172% due 08/25/2034	83	74
3.172% due 08/25/2034 ^	23	19
3.237% due 11/20/2035	3,728	2,897
3.283% due 02/25/2034	340	334
3.299% due 06/25/2033	134	134
3.306% due 02/20/2036 ^	1,506	1,336
3.309% due 02/20/2036 ^	6,495	5,731
3.332% due 02/20/2036 ^	27,705	21,144
3.342% due 05/19/2033	167	165
3.465% due 12/25/2033	226	228
4.916% due 06/25/2047 ^	21,483	18,930
5.250% due 12/25/2027 ^	1,541	1,478
5.250% due 07/25/2034	641	630
5.500% due 04/25/2035	71	69
5.500% due 08/25/2035 ^	5,490	5,024
5.500% due 08/25/2035	722	666
5.500% due 09/25/2035 ^	4,469	4,232
5.500% due 10/25/2035	223	215
5.500% due 10/25/2035 ^	664	644
5.500% due 11/25/2035 ^	763	683
5.500% due 01/25/2036	2,127	2,071
5.750% due 08/25/2034	509	506
5.750% due 02/25/2036 ^	1,366	1,199
5.750% due 03/25/2037 ^	5,556	4,916
5.750% due 05/25/2037 ^	884	796
5.750% due 07/25/2037 ^	5,644	5,325
5.850% due 05/25/2036 ^	5,678	4,843
6.000% due 12/25/2035 ^	43	40
6.000% due 02/25/2037 ^	14,609	12,099
6.000% due 03/25/2037 ^	9,704	8,688
6.000% due 04/25/2037 ^	738	637
6.000% due 05/25/2037 ^	6,638	5,638
6.000% due 07/25/2037	10,245	8,418
6.000% due 07/25/2037 ^	4,858	4,059

6.000% due 08/25/2037 ^		2,055	1,795
6.000% due 09/25/2037		4,688	4,161
6.000% due 10/25/2037 ^		294	283
6.000% due 01/25/2038 ^		15,030	12,625
6.250% due 09/25/2036 ^		5,067	4,313
6.250% due 10/25/2036 ^		201	176
6.500% due 11/25/2036 ^		20,111	16,799
6.500% due 05/25/2037 ^		456	401
6.500% due 10/25/2037 ^		36,629	32,185
6.500% due 11/25/2037 ^		7,608	6,333
Countrywide Home Loan Reperforming REMIC Trust
1.156% due 11/25/2034		19,457	16,332
1.156% due 09/25/2035		2,509	2,182
5.709% due 01/25/2034		33,180	33,511
Credico Finance SRL
0.006% due 04/04/2033	EUR	4,831	5,051
Credit Suisse Commercial Mortgage Trust
0.782% due 02/27/2036		$341	333
Credit Suisse First Boston Mortgage Securities Corp.
0.259% due 05/15/2023 (a)		56,142	428
1.406% due 11/25/2031		774	652
1.406% due 09/25/2035 ^		7,721	5,721
1.906% due 11/25/2034		14,121	12,114
2.799% due 07/25/2033		97	96
2.988% due 04/25/2034		39	39
3.826% due 10/25/2033		198	192
5.250% due 08/25/2035		33	33
5.250% due 09/25/2035 ^		1,605	1,447
5.500% due 10/25/2035		12,118	11,553
5.500% due 10/25/2035 ^		426	369
5.750% due 04/22/2033		50	51
6.000% due 11/25/2035 ^		315	178
6.000% due 01/25/2036		4,775	3,648
6.000% due 05/17/2040		1,512	1,551
6.500% due 01/25/2036		627	405
7.000% due 01/25/2036 ^		5,452	2,139
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037		21,982	13,473
0.804% due 05/27/2037		15,832	10,342
2.033% due 09/27/2037		18,721	18,427
2.757% due 04/26/2038		17,988	17,704
2.800% due 11/26/2036		7,573	4,824
3.022% due 09/26/2036		5,562	5,085
3.153% due 05/27/2036		776	770
3.216% due 08/27/2037		25,611	19,724
4.000% due 08/27/2037		51,534	49,413
4.791% due 05/27/2053		96,400	99,122
5.300% due 05/26/2037		21	21
5.509% due 04/15/2047		1,641	1,640
5.690% due 04/26/2047		13,872	7,515
5.695% due 04/16/2049		41,499	41,768
6.000% due 04/26/2037		29,157	27,199
6.000% due 05/27/2037		1,084	1,098
6.000% due 01/27/2047		696	701
6.049% due 02/27/2047		170,993	116,677
7.000% due 08/26/2036		9,476	8,768
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.256% due 07/25/2036		27,294	15,243
5.000% due 04/25/2037		1,336	1,244
5.500% due 03/25/2037 ^		1,000	908
6.000% due 08/25/2036 ^		7,622	5,885
6.000% due 02/25/2037 ^		3,849	3,324
6.000% due 06/25/2037		3,363	2,048
6.250% due 08/25/2036 ^		2,132	1,826
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		1,000	1,015
3.617% due 11/15/2048		18,000	18,577
DBUBS Mortgage Trust
0.748% due 11/10/2046 (a)		56,291	1,241
1.142% due 07/10/2044 (a)		104,146	3,792
Deco UK PLC
0.675% due 01/27/2020	GBP	1,998	2,445
Deutsche ALT-A Securities, Inc.
0.886% due 08/25/2047		$106,267	91,504
0.896% due 07/25/2047		21,531	17,917
0.906% due 03/25/2037 ^		38,492	30,511
0.906% due 02/25/2047		2,952	2,093
0.916% due 01/25/2047		7,425	6,109
0.926% due 02/25/2037		15,525	14,126
0.946% due 08/25/2036		5,686	4,636
0.946% due 10/25/2036		23,644	13,234
0.946% due 08/25/2047		33,104	28,528
0.956% due 02/25/2047		10,203	8,424
1.036% due 08/25/2036		22,872	18,072
1.056% due 04/25/2037		34,361	18,042
1.106% due 06/25/2037 ^		71,393	46,741

1.337% due 04/25/2047		28,920	24,713
1.506% due 10/25/2047		62,955	51,636
2.106% due 11/25/2035		11,464	11,929
3.267% due 10/25/2035		924	831
5.000% due 10/25/2018		62	63
5.250% due 09/25/2035		7,963	7,137
5.500% due 11/25/2035 ^		193	196
5.500% due 12/25/2035 ^		4,250	3,555
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036		5,245	4,667
5.530% due 02/25/2036		9,015	8,021
5.650% due 10/25/2036		30,194	26,076
5.734% due 06/25/2036		19,849	16,668
5.869% due 10/25/2036 ^		2,113	1,834
5.886% due 10/25/2036 ^		334	289
5.900% due 10/25/2036		13,082	11,350
6.100% due 10/25/2036		8,997	7,804
6.420% due 07/25/2036 ^		10,011	8,327
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.250% due 06/25/2034		23	21
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		202	201
Downey Savings & Loan Association Mortgage Loan Trust
0.916% due 04/19/2047 ^		154	59
0.946% due 03/19/2045		1,789	1,595
0.986% due 02/19/2045		6,796	6,248
1.066% due 09/19/2045		3,030	2,274
1.516% due 11/19/2044		4,550	4,069
1.536% due 11/19/2044		158	139
2.776% due 07/19/2044		795	789
2.896% due 07/19/2044		35	34
E-MAC NL BV
1.948% due 07/25/2036	EUR	672	680
Emerald Mortgages PLC
0.248% due 07/15/2048		133,823	138,170
EMF-UK PLC
1.357% due 03/13/2046	GBP	37,796	46,009
Eurosail PLC
0.000% due 09/10/2044	EUR	2,309	2,402
0.035% due 03/13/2045		1,582	1,631
0.533% due 12/15/2044	GBP	1,040	1,243
0.536% due 12/10/2044		8,899	10,728
0.537% due 03/13/2045		4,653	5,558
0.775% due 09/13/2045		63,146	73,644
1.145% due 09/13/2045		52,405	59,194
1.325% due 06/13/2045		8,437	9,571
First Horizon Alternative Mortgage Securities Trust
1.126% due 02/25/2037		$343	183
1.506% due 04/25/2036 ^		3,030	1,722
2.638% due 08/25/2035 ^		2,880	2,476
2.728% due 03/25/2035		1,163	1,031
2.740% due 08/25/2034		839	792
2.767% due 04/25/2036 ^		4,117	3,614
2.776% due 04/25/2035		5,796	5,673
2.822% due 09/25/2035 ^		4,018	3,573
2.829% due 02/25/2035		2,567	2,503
2.855% due 08/25/2035		22	21
2.961% due 12/25/2035		5,236	4,329
3.055% due 01/25/2036 ^		10,130	8,004
3.180% due 02/25/2036		387	312
4.794% due 04/25/2037 ^(a)		5,475	1,107
5.250% due 02/25/2021 ^		696	672
5.750% due 02/25/2036 ^		5,982	4,672
6.000% due 07/25/2036 ^		79	65
6.000% due 07/25/2036		4,258	3,486
6.000% due 08/25/2036 ^		8,792	7,341
6.000% due 11/25/2036		2,215	1,636
6.250% due 11/25/2036		4,270	3,239
6.250% due 08/25/2037 ^		188	149
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		237	196
First Horizon Mortgage Pass-Through Trust
2.782% due 10/25/2034		10	9
2.826% due 11/25/2037 ^		204	178
2.873% due 02/25/2035		600	592
2.898% due 10/25/2035 ^		2,841	2,371
2.900% due 01/25/2037 ^		1,960	1,722
2.978% due 08/25/2035		186	161
2.992% due 05/25/2036		3,146	2,723
3.000% due 10/25/2035		345	283
3.032% due 10/25/2034		311	303
3.036% due 06/25/2035		1,728	1,654
3.050% due 06/25/2034		183	176
3.068% due 05/25/2037 ^		6,234	5,137
3.071% due 05/25/2034		60	60
3.269% due 05/25/2035		921	846

5.250% due 05/25/2021 ^		247	173
5.500% due 04/25/2022		151	151
5.750% due 05/25/2037 ^		462	376
First Republic Mortgage Loan Trust
1.204% due 11/15/2030		368	332
1.504% due 11/15/2032		62	59
Fondo de Titulizacion de Activos UCI
0.884% due 06/19/2035	EUR	257	225
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036		1,692	1,672
GE Business Loan Trust
0.715% due 11/15/2034		$6,216	5,876
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		2,071	2,153
GMAC Mortgage Corp. Loan Trust
3.161% due 03/18/2035		22	21
3.243% due 03/18/2035		3,646	3,546
3.337% due 03/18/2035		1,625	1,612
3.407% due 11/19/2035		522	488
3.435% due 11/19/2035		880	792
3.552% due 11/19/2035 ^		3,068	2,790
3.563% due 05/25/2035		208	196
3.782% due 10/19/2033		10	10
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	451	463
0.211% due 03/18/2039		6,272	6,405
1.123% due 06/18/2039		$2,480	2,368
Grecale RMBS SRL
0.188% due 01/27/2061	EUR	28,342	29,850
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		$96	83
0.916% due 02/25/2037 ^		48,262	43,664
0.936% due 01/25/2037		14,965	12,042
0.956% due 03/25/2047		27,525	23,064
0.966% due 04/25/2036		24,361	20,631
0.996% due 08/25/2045		498	404
1.076% due 09/25/2046 ^		4,072	2,019
1.112% due 10/25/2045		857	750
1.212% due 10/25/2045		5,968	4,874
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	40,918	32,627
GS Mortgage Securities Corp.
0.207% due 05/03/2032 (a)		$179,000	3,507
3.120% due 05/10/2050		2,700	2,731
GS Mortgage Securities Trust
0.149% due 12/10/2043 (a)		90,023	488
0.209% due 12/10/2043 (a)		35,931	277
0.605% due 11/10/2049 (a)		170,853	6,918
0.679% due 03/10/2044 (a)		16,672	386
0.783% due 08/10/2046 (a)		120,988	4,146
1.368% due 08/10/2044 (a)		13,185	655
1.429% due 08/10/2043 (a)		135,577	5,616
1.968% due 01/10/2045 (a)		6,289	500
2.386% due 05/10/2045 (a)		72,199	5,537
3.278% due 10/10/2048		6,278	6,412
3.365% due 11/10/2047		7,545	7,792
3.801% due 01/10/2047		10,550	11,022
4.548% due 12/10/2043		7,000	6,510
5.793% due 08/10/2045		8,296	8,358
GSMPS Mortgage Loan Trust
1.106% due 01/25/2035		34,840	30,283
1.156% due 06/25/2034		55,321	49,789
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^		1,148	863
7.500% due 10/25/2036		295	244
GSMSC Resecuritization Trust
0.674% due 04/26/2037		20,000	8,616
0.719% due 02/26/2037		34,046	22,151
0.724% due 10/26/2036		11,950	8,275
0.754% due 08/26/2033		5,235	5,030
GSR Mortgage Loan Trust
1.016% due 08/25/2046		47,566	21,744
1.206% due 07/25/2037 ^		283	166
2.430% due 04/25/2032		30	27
3.068% due 07/25/2035		4,934	4,629
3.075% due 04/25/2035		303	299
3.077% due 09/25/2035		2,444	2,452
3.092% due 04/25/2036		2,541	2,340
3.102% due 05/25/2035		2,363	2,222
3.118% due 07/25/2035		1,416	1,264
3.120% due 05/25/2035		13,730	13,226
3.132% due 04/25/2035		120	120
3.133% due 08/25/2034		2,165	2,111
3.147% due 08/25/2034		750	740
3.160% due 11/25/2035		82	81
3.178% due 05/25/2035		2,117	1,906

3.246% due 10/25/2035 ^		4,641	4,067
3.271% due 03/25/2037 ^		4,658	4,568
3.285% due 08/25/2034		62	59
3.289% due 01/25/2036 ^		9,073	8,499
3.316% due 09/25/2034		39	39
3.357% due 11/25/2035		101	97
3.416% due 07/25/2035		2,589	2,336
3.428% due 11/25/2035		384	337
3.455% due 01/25/2035		1,414	1,355
3.545% due 01/25/2036 ^		201	183
4.839% due 12/25/2034		588	313
5.000% due 07/25/2036		612	556
5.500% due 03/25/2036		1,366	1,220
5.500% due 03/25/2036 ^		2,849	2,528
5.500% due 06/25/2036 ^		143	135
5.500% due 01/25/2037 ^		5,321	5,050
5.750% due 02/25/2036 ^		1,046	980
5.750% due 02/25/2037 ^		126	123
6.000% due 02/25/2021 ^		1,778	1,578
6.000% due 11/25/2035		459	382
6.000% due 02/25/2036 ^		1,017	843
6.000% due 06/25/2036 ^		2,736	2,622
6.000% due 09/25/2036 ^		2,549	1,964
6.000% due 01/25/2037 ^		147	140
6.250% due 10/25/2036 ^		46,261	42,738
6.500% due 09/25/2036 ^		2,381	1,905
6.500% due 10/25/2036 ^		1,374	1,162
HarborView Mortgage Loan Trust
0.906% due 12/19/2036 ^		211	158
0.916% due 11/19/2036		11,646	9,667
0.916% due 07/19/2046 ^		276	159
0.926% due 09/19/2037		23,080	20,455
0.926% due 02/19/2046		4,301	3,315
0.946% due 11/19/2036		11,485	8,258
0.956% due 07/19/2047		16,618	14,020
0.976% due 01/19/2036 ^		1,430	947
0.976% due 12/19/2036 ^		6,402	4,990
0.986% due 01/19/2036		919	609
1.016% due 02/19/2036		10,060	7,344
1.046% due 11/19/2035		2,398	1,971
1.046% due 08/19/2045		988	922
1.066% due 09/19/2035		847	680
1.316% due 07/19/2045		96	72
1.376% due 01/19/2035		434	369
1.417% due 12/19/2036 ^		16,467	13,937
1.436% due 01/19/2035		3,723	2,929
1.496% due 01/19/2035 ^		699	542
1.516% due 12/19/2034 ^		9,512	7,414
1.536% due 11/19/2034		426	362
1.536% due 12/19/2034 ^		94	74
1.556% due 12/19/2034 ^		35,716	28,772
1.596% due 11/19/2034		37,081	29,971
1.742% due 06/19/2034		52	50
1.756% due 10/25/2037		38,179	35,803
2.448% due 06/19/2045 ^		5,907	3,578
2.679% due 11/19/2034		124	114
2.991% due 08/19/2036 ^		1,565	1,166
3.072% due 12/19/2035 ^		4,431	3,468
3.107% due 07/19/2035		3,156	2,788
3.298% due 08/19/2034		2,083	2,114
3.341% due 12/19/2035 ^		31	27
3.349% due 12/19/2035		2,699	2,478
3.393% due 06/19/2036 ^		678	423
3.499% due 06/19/2036		234	161
Hilton USA Trust
0.475% due 11/05/2038 (a)		118,960	4,843
1.739% due 07/15/2029		5,100	5,034
2.828% due 11/05/2035		71,800	70,657
Hipocat FTA
0.026% due 07/15/2036	EUR	186	191
HomeBanc Mortgage Trust
1.056% due 05/25/2037 ^		$347	315
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		25,127	22,967
HSI Asset Loan Obligation Trust
3.201% due 01/25/2037 ^		3,721	3,082
3.239% due 09/25/2037 ^		14,203	11,680
3.255% due 01/25/2037 ^		823	670
3.257% due 01/25/2037		10,003	7,721
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	25,045
IM Pastor Fondo de Titulizacion de Activos
0.103% due 03/22/2044	EUR	38,397	33,206
Impac CMB Trust
1.036% due 10/25/2035		$15,261	12,976
1.224% due 09/25/2034		412	392
1.276% due 04/25/2035		5,785	5,321

Impac Secured Assets Trust
0.926% due 01/25/2037	11,177	10,224
0.956% due 05/25/2036	133	121
0.996% due 03/25/2037	39,522	22,045
0.996% due 09/25/2037	20,225	14,738
1.106% due 05/25/2036	3,448	3,125
1.116% due 09/25/2037	29,844	21,976
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	25	24
IndyMac Mortgage Loan Trust
0.832% due 06/25/2037	3,394	2,963
0.876% due 07/25/2036	18,274	15,189
0.886% due 10/25/2036	188	159
0.946% due 09/25/2046	3,164	2,621
0.956% due 10/25/2036	3,219	2,753
0.956% due 06/25/2046	39,661	29,932
0.966% due 04/25/2046	10,979	9,092
0.966% due 05/25/2046	84,082	69,648
0.976% due 04/25/2046	11,848	9,823
0.986% due 04/25/2035	1,736	1,512
0.986% due 07/25/2046	18,560	16,008
0.996% due 04/25/2035	11,904	10,412
1.006% due 02/25/2037	32,450	21,466
1.036% due 03/25/2035	3,238	2,848
1.036% due 07/25/2035	7,285	4,372
1.056% due 06/25/2037 ^	14,678	7,456
1.356% due 04/25/2034	431	410
1.376% due 06/25/2034	18	17
1.396% due 02/25/2035	476	446
1.396% due 07/25/2045	374	316
1.436% due 02/25/2035	3,259	2,657
1.536% due 10/25/2036	13,767	9,986
1.556% due 08/25/2034	102	86
1.556% due 11/25/2034	12	11
1.636% due 09/25/2034	154	131
2.634% due 06/25/2037	4,442	2,620
2.658% due 06/25/2037 ^	29,126	22,311
2.894% due 06/25/2035 ^	189	158
2.904% due 01/25/2035	1,632	1,502
2.967% due 08/25/2035	586	512
2.978% due 03/25/2035	1,858	1,857
2.989% due 06/25/2036	1,426	1,353
2.999% due 07/25/2037	24,475	18,180
3.000% due 08/25/2035	8,757	7,273
3.006% due 09/25/2035 ^	4,333	3,654
3.013% due 11/25/2035 ^	15,901	12,101
3.023% due 07/25/2035	10,250	7,686
3.027% due 01/25/2036	3,296	3,062
3.030% due 10/25/2035	390	320
3.031% due 11/25/2035 ^	6,109	5,093
3.037% due 05/25/2036 ^	34,681	29,525
3.061% due 05/25/2036	30,797	23,967
3.078% due 09/25/2036	8,030	6,715
3.080% due 10/25/2034	4	4
3.086% due 01/25/2036	345	324
3.087% due 06/25/2036	40,452	33,928
3.092% due 03/25/2035	70	69
3.120% due 02/25/2036	6,967	6,024
3.163% due 01/25/2036 ^	321	266
3.163% due 03/25/2037 ^	3,830	3,502
3.167% due 04/25/2035	56	51
3.169% due 11/25/2035 ^	1,147	1,065
3.223% due 06/25/2036	390	271
3.231% due 05/25/2037	37,588	25,156
3.270% due 07/25/2036	14,929	12,726
3.303% due 12/25/2035 ^	2,433	1,912
3.329% due 09/25/2036	117	97
3.569% due 09/25/2037	23,023	17,765
3.687% due 01/25/2037 ^	2,087	2,057
3.977% due 08/25/2037	130	104
4.213% due 01/25/2037	16,995	15,648
4.376% due 05/25/2037	63,751	47,803
6.000% due 06/25/2037	28,538	25,784
6.250% due 11/25/2037 ^	3,035	2,440
6.500% due 09/25/2037	153	122
JPMBB Commercial Mortgage Securities Trust
0.905% due 08/15/2046 (a)	103,047	2,750
JPMDB Commercial Mortgage Securities Trust
0.850% due 12/15/2049 (a)	194,847	12,241
JPMorgan Alternative Loan Trust
1.026% due 03/25/2036 ^	604	637
3.148% due 05/25/2036 ^	2,006	1,548
5.500% due 02/25/2021 ^	85	84
6.000% due 12/25/2036	44,623	33,133
6.310% due 08/25/2036 ^	51,519	43,905

JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033		56,300	56,478
2.804% due 01/15/2033		64,500	64,716
JPMorgan Chase Commercial Mortgage Securities Trust
0.397% due 09/12/2037 (a)		24,244	86
0.859% due 05/15/2047		12,314	12,237
1.431% due 04/15/2046 (a)		164,887	9,912
1.524% due 08/15/2049 (a)		174,932	18,032
1.610% due 11/15/2043 (a)		136,881	5,505
1.663% due 05/15/2045 (a)		173,710	11,071
2.004% due 06/15/2029		10,000	9,991
2.054% due 08/15/2033		34,200	34,256
5.440% due 06/12/2047		1,557	1,556
5.524% due 08/12/2037		13,512	14,204
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051		2,000	2,011
JPMorgan Mortgage Trust
2.652% due 10/25/2033		121	119
2.789% due 02/25/2034		12	11
2.834% due 06/25/2035		865	862
2.884% due 04/25/2036 ^		3,227	2,956
2.912% due 04/25/2036		1,590	1,547
2.912% due 04/25/2036 ^		22,144	20,648
2.978% due 05/25/2036 ^		32	27
2.982% due 11/25/2035		553	519
3.000% due 08/25/2036 ^		9,127	8,371
3.009% due 06/25/2037 ^		955	844
3.016% due 10/25/2036 ^		746	702
3.058% due 10/25/2036		1,268	1,082
3.066% due 02/25/2036 ^		6,274	5,577
3.074% due 06/25/2035		171	160
3.082% due 06/25/2036 ^		569	497
3.083% due 11/25/2035		55	49
3.096% due 05/25/2036 ^		1,357	1,220
3.096% due 05/25/2036		1,448	1,319
3.100% due 04/25/2037 ^		2,067	1,841
3.109% due 04/25/2035		943	949
3.110% due 10/25/2036 ^		2,769	2,384
3.125% due 10/25/2035 ^		656	594
3.130% due 07/25/2035		623	614
3.131% due 08/25/2036 ^		2,008	1,831
3.137% due 07/25/2035		3,019	2,976
3.137% due 10/25/2035		434	433
3.140% due 10/25/2035		21	20
3.161% due 07/25/2035		60	59
3.162% due 08/25/2035 ^		4,141	3,970
3.169% due 02/25/2035		46	46
3.178% due 07/25/2035		1,565	1,437
3.182% due 07/25/2035		614	614
3.186% due 01/25/2037 ^		1,375	1,293
3.216% due 09/25/2035		1,652	1,505
3.247% due 08/25/2035		48	48
3.263% due 06/25/2036 ^		3,903	3,393
3.270% due 08/25/2035		3,861	3,886
3.608% due 04/25/2035		209	209
4.382% due 04/25/2037 ^		1,612	1,423
4.613% due 06/25/2037 ^		12,211	10,777
4.632% due 04/25/2037 ^		17,015	15,031
5.000% due 06/25/2021 ^		390	370
5.000% due 03/25/2022 ^		99	98
5.500% due 01/25/2021 ^		106	104
5.500% due 03/25/2022 ^		57	58
5.500% due 09/25/2035		6,531	6,557
5.500% due 01/25/2036 ^		1,748	1,534
5.500% due 08/25/2037 ^		6,024	5,301
5.750% due 03/25/2037 ^		716	585
6.000% due 10/25/2034		7,607	7,954
6.000% due 07/25/2036 ^		6,393	5,660
6.000% due 06/25/2037 ^		23,664	19,654
6.000% due 08/25/2037 ^		175	155
6.500% due 09/25/2035		527	519
7.000% due 08/25/2037 ^		1,417	1,272
JPMorgan Re-REMIC
0.762% due 11/26/2036		24,211	20,521
JPMorgan Resecuritization Trust
3.074% due 11/26/2034		12	12
Landmark Mortgage Securities PLC
0.000% due 06/17/2039	EUR	1,603	1,575
0.571% due 06/17/2039	GBP	4,615	5,219
0.681% due 04/17/2044		32,647	37,148
Lavender Trust
6.250% due 10/26/2036		$853	871
LB Commercial Mortgage Trust
5.517% due 07/15/2044		43,344	43,955
5.873% due 07/15/2044		43,768	44,251

LB-UBS Commercial Mortgage Trust
0.482% due 02/15/2040 (a)		17,532	16
5.407% due 11/15/2038		25,706	19,858
5.562% due 02/15/2040		81,049	61,015
5.858% due 07/15/2040		11,464	11,545
Lehman Mortgage Trust
1.176% due 12/25/2036		9,243	3,175
1.356% due 07/25/2036		10,453	5,416
1.656% due 12/25/2035 ^		2,268	1,827
5.314% due 01/25/2036 ^		4,962	4,615
5.448% due 07/25/2037		5,434	4,042
5.453% due 12/25/2035		5,169	3,550
5.500% due 11/25/2035 ^		278	260
5.500% due 12/25/2035 ^		75	66
5.908% due 04/25/2036		7,112	6,371
5.944% due 03/25/2037 ^(a)		21,381	4,532
6.500% due 09/25/2037 ^		9,485	7,093
Lehman XS Trust
0.856% due 05/25/2046 ^		1,559	1,406
0.916% due 03/25/2047 ^		5,913	5,380
0.946% due 11/25/2046		380	315
0.956% due 08/25/2046 ^		31,043	24,090
0.956% due 11/25/2046 ^		31,668	24,073
0.956% due 07/25/2047 ^		23,931	18,758
0.966% due 09/25/2046		220	185
1.056% due 12/25/2035 ^		24	15
5.110% due 07/25/2035 ^		1,586	1,471
Ludgate Funding PLC
0.543% due 01/01/2061	GBP	7,698	8,700
0.575% due 12/01/2060		6,570	7,561
0.983% due 01/01/2061		10,698	12,548
Luminent Mortgage Trust
0.956% due 02/25/2046		$183	130
0.956% due 10/25/2046		322	278
Mansard Mortgages PLC
1.023% due 12/15/2049	GBP	20,963	25,225
Marche Mutui SRL
1.938% due 01/27/2064	EUR	34,688	36,781
MASTR Adjustable Rate Mortgages Trust
0.996% due 05/25/2037		$1,038	643
1.096% due 05/25/2047 ^		4,193	1,981
2.345% due 09/25/2034		207	192
2.500% due 01/25/2034		166	139
2.696% due 07/25/2035 ^		3,519	2,957
2.763% due 09/25/2033		968	929
2.815% due 05/25/2034		344	339
2.925% due 07/25/2035 ^		789	686
2.971% due 10/25/2032		257	254
3.028% due 02/25/2036		56	52
3.034% due 04/21/2034		84	86
3.038% due 12/21/2034		283	267
3.043% due 11/21/2034		1,002	1,029
3.055% due 07/25/2034		1,355	1,294
3.068% due 06/25/2035		279	260
3.181% due 01/25/2036		23,633	23,437
3.307% due 12/25/2033		282	279
3.307% due 10/25/2034		748	661
3.336% due 12/25/2033		581	569
3.439% due 11/25/2036		172	152
4.491% due 09/25/2035 ^		1,376	1,067
MASTR Alternative Loan Trust
5.500% due 07/25/2034		4,346	4,440
5.500% due 08/25/2034		5,895	6,385
7.000% due 06/25/2034		41	43
MASTR Asset Securitization Trust
5.500% due 07/25/2033		26	28
5.500% due 06/26/2034		129	127
5.750% due 02/25/2021		382	382
6.000% due 10/25/2022		50	50
6.000% due 06/25/2036 ^		4,862	4,646
MASTR Reperforming Loan Trust
1.106% due 05/25/2035		742	579
1.116% due 07/25/2035		34,233	27,989
4.501% due 05/25/2036		276	250
MASTR Seasoned Securitization Trust
2.838% due 05/25/2032		577	572
2.895% due 10/25/2032		229	229
3.051% due 10/25/2032		38	38
3.439% due 10/25/2032		480	469
6.500% due 08/25/2032		94	101
MBS Bancaja Fondo de Titulizacion de Activos
0.051% due 02/25/2038	EUR	3,283	3,416
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031		$446	418
1.444% due 09/15/2030		752	739

Merrill Lynch Alternative Note Asset Trust
0.926% due 02/25/2037	8,033	7,481
0.956% due 03/25/2037	6,876	2,960
1.056% due 03/25/2037	330	144
3.207% due 06/25/2037 ^	68,193	49,278
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035	938	885
1.006% due 08/25/2036	1	1
1.024% due 08/25/2036	33,566	31,670
1.216% due 04/25/2029	2,168	2,088
1.216% due 03/25/2030	238	231
1.244% due 11/25/2029	2,462	2,389
1.416% due 06/25/2028	18	18
1.436% due 04/25/2028	29	28
1.617% due 10/25/2035	7	7
1.740% due 07/25/2030	4,243	4,108
1.748% due 03/25/2030	503	485
1.916% due 01/25/2030	90	88
1.928% due 10/25/2028	136	135
1.948% due 11/25/2029	159	154
1.996% due 01/25/2029	739	711
2.644% due 05/25/2036 ^	707	671
2.666% due 01/25/2029	52	51
2.688% due 02/25/2035	3,920	3,922
2.690% due 01/25/2029	4,842	4,636
2.706% due 05/25/2036	1,405	1,363
2.720% due 09/25/2029	538	537
2.748% due 04/25/2035	196	191
2.823% due 05/25/2029	169	169
2.877% due 05/25/2034	214	210
2.883% due 02/25/2034	190	191
2.920% due 02/25/2033	60	58
2.942% due 12/25/2034	1,004	991
3.014% due 02/25/2036	11	10
3.032% due 12/25/2034	56	56
3.045% due 07/25/2035 ^	2,060	1,844
3.069% due 05/25/2036	252	250
3.081% due 07/25/2035 ^	976	758
3.166% due 06/25/2037	638	617
3.188% due 12/25/2035 ^	140	130
3.215% due 09/25/2033	24	24
3.243% due 03/25/2036 ^	4,210	2,881
3.292% due 09/25/2035 ^	151	136
Merrill Lynch Mortgage Trust
0.347% due 02/12/2051 (a)	110,833	216
0.548% due 08/12/2039 (a)	1,029	5
Merrill Lynch Mortgage-Backed Securities Trust
3.152% due 06/25/2037 ^	32	27
3.180% due 08/25/2036 ^	19,564	18,074
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	14,685	14,720
6.852% due 08/12/2049	8,073	8,172
Morgan Stanley Bank of America Merrill Lynch Trust
1.255% due 02/15/2047 (a)	97,794	4,629
1.977% due 11/15/2045 (a)	116,683	6,943
3.040% due 04/15/2048	7,200	7,273
Morgan Stanley Capital Trust
0.195% due 11/12/2049 (a)	6,554	26
3.340% due 03/15/2049	11,000	11,219
5.665% due 04/15/2049	14,289	14,392
Morgan Stanley Dean Witter Capital, Inc. Trust
6.521% due 09/15/2037	4,696	4,788
Morgan Stanley Mortgage Loan Trust
1.036% due 01/25/2036	2,953	2,191
1.252% due 10/25/2034	131	125
2.209% due 06/25/2037	24,005	15,299
2.734% due 06/25/2036	1,608	1,565
2.828% due 07/25/2034	416	415
2.905% due 07/25/2035 ^	422	395
2.992% due 07/25/2035	687	610
3.006% due 05/25/2036 ^	17,133	13,071
3.135% due 10/25/2034	158	159
3.139% due 07/25/2034	421	415
3.157% due 08/25/2034	71	71
3.179% due 11/25/2035	144	105
3.493% due 09/25/2035 ^	149	107
3.769% due 12/25/2035	912	815
3.993% due 11/25/2037 ^	6,218	4,373
4.440% due 10/25/2037 ^	4,800	3,885
5.500% due 11/25/2035 ^	133	130
5.750% due 09/25/2022 ^	11	6
6.000% due 08/25/2037 ^	683	593
6.405% due 09/25/2034	1,800	1,978
6.513% due 08/25/2036 ^	8,605	4,332

Morgan Stanley Re-REMIC Trust
3.066% due 02/26/2036		9,320	9,232
5.250% due 05/26/2037		21,173	19,637
5.793% due 08/12/2045		1,447	1,450
5.793% due 08/15/2045		11,678	11,708
6.347% due 08/26/2047		20,057	16,974
Morgan Stanley Resecuritization Trust
1.311% due 04/26/2047		40,557	16,941
2.761% due 04/26/2047		8,075	4,516
Mortgage Equity Conversion Asset Trust
1.370% due 05/25/2042		137,109	116,928
MortgageIT Securities Corp. Mortgage Loan Trust
0.986% due 06/25/2047		35,949	30,284
MortgageIT Trust
1.006% due 11/25/2035		11,720	9,802
Mortgages PLC
0.784% due 01/31/2037	GBP	4,807	5,733
0.864% due 10/31/2038		1,432	1,704
Motel 6 Trust
4.532% due 02/05/2030		$6,000	6,030
MSJP HAUL
0.400% due 09/05/2047 (a)		31,700	1,514
0.887% due 09/05/2047 (a)		53,100	4,311
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		968	868
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		3,193	3,135
Newgate Funding PLC
0.284% due 12/15/2050	EUR	769	778
0.572% due 12/01/2050	GBP	2,989	3,436
0.934% due 12/15/2050	EUR	4,179	3,783
1.184% due 12/15/2050		6,991	6,006
1.373% due 12/15/2050	GBP	22,179	24,879
1.623% due 12/15/2050		6,268	6,833
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.036% due 04/25/2037		$238	183
2.921% due 10/25/2035		1,108	1,031
3.218% due 02/25/2036		3,197	2,782
3.261% due 08/25/2034		5,109	4,617
3.638% due 02/25/2036 ^		1,055	841
5.159% due 03/25/2035		24	25
5.500% due 05/25/2033		12	12
6.000% due 05/25/2033		8	8
6.215% due 08/25/2036 ^		7,992	3,548
6.431% due 08/25/2036 ^		3,409	1,513
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		238,625	152,871
1.164% due 10/26/2036		5,450	3,408
3.049% due 08/26/2034		2,108	2,115
6.000% due 07/26/2037		15,426	9,404
6.641% due 10/25/2036		6,680	4,162
NovaStar Mortgage Funding Trust
0.782% due 09/25/2046		17,563	14,430
Paragon Mortgages PLC
0.641% due 01/15/2039	GBP	65,065	75,182
Preferred Residential Securities PLC
1.473% due 12/15/2041		753	860
Prime Mortgage Trust
7.000% due 07/25/2034		$505	483
Provident Funding Mortgage Loan Trust
1.336% due 05/25/2035		3,149	3,043
2.896% due 05/25/2035		551	550
2.951% due 04/25/2034		100	100
3.037% due 10/25/2035		211	207
RBSSP Resecuritization Trust
0.842% due 03/26/2037		85,408	57,784
0.848% due 08/26/2045		114	81
1.020% due 05/28/2047		42,077	28,990
2.625% due 07/26/2045		40,099	40,122
2.676% due 12/26/2036		36,387	28,251
2.850% due 10/26/2036		20,279	14,025
2.982% due 12/25/2035		21,968	22,252
3.082% due 10/26/2035		6,343	6,355
3.217% due 03/26/2036		17,448	11,724
3.318% due 08/28/2047		282,421	220,289
3.719% due 12/26/2036 ^		9,161	6,760
Regal Trust
2.098% due 09/29/2031		391	376
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2047		21,352	12,098
0.926% due 01/25/2037		7,758	6,050
0.936% due 05/25/2036		21,003	18,294
0.936% due 07/25/2036		19,043	12,561
0.936% due 11/25/2036		5,017	3,985
0.936% due 06/25/2046		39,348	17,002
0.946% due 09/25/2036		10,778	9,142
0.956% due 05/25/2047		6,648	5,589

0.961% due 09/25/2046		9,703	7,240
1.006% due 02/25/2036 ^		19,617	13,272
1.016% due 12/25/2045		34,281	23,690
1.026% due 05/25/2046 ^		3,386	2,204
1.036% due 12/25/2045		791	565
1.056% due 08/25/2035		7,928	6,288
1.056% due 04/25/2037		8,544	5,771
1.086% due 03/25/2037		261	61
1.116% due 01/25/2037 ^		1,725	1,071
1.156% due 06/25/2036		486	314
1.356% due 08/25/2036		12,376	8,153
1.456% due 11/25/2035		9,125	6,558
1.567% due 01/25/2046 ^		30,760	23,041
1.853% due 11/25/2037		19,986	13,850
1.927% due 09/25/2045		1,048	910
3.408% due 08/25/2035 ^		745	383
3.594% due 07/25/2035		14,201	11,556
3.764% due 07/25/2035		8,687	6,971
3.992% due 07/25/2035		114	91
4.080% due 12/25/2035		14,418	12,598
4.133% due 12/26/2034 ^		251	160
5.000% due 09/25/2019		66	66
5.500% due 01/25/2035		1,854	1,867
5.500% due 08/25/2035 ^		63	57
5.750% due 12/25/2021 ^		295	282
6.000% due 10/25/2034		15,649	16,443
6.000% due 08/25/2035 ^		1,006	916
6.000% due 10/25/2035 ^		15,897	11,976
6.000% due 12/25/2035 ^		5,346	4,987
6.000% due 08/25/2036 ^		22,973	19,412
6.000% due 09/25/2036		6,793	5,556
6.000% due 01/25/2037		244	218
6.000% due 02/25/2037 ^		24,220	19,565
6.000% due 03/25/2037 ^		19,635	17,235
6.000% due 05/25/2037 ^		2,755	2,485
6.000% due 05/25/2037		19,266	17,373
6.000% due 06/25/2037 ^		37,738	31,383
6.500% due 08/25/2036		46,827	39,325
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		153	161
7.500% due 12/25/2031		64	64
7.500% due 05/25/2032		83	82
7.500% due 07/25/2032		723	639
Residential Asset Securitization Trust
1.106% due 06/25/2036		8,794	3,197
1.456% due 07/25/2036		10,236	7,087
4.750% due 02/25/2019		18	18
5.500% due 07/25/2035		1,605	1,447
5.500% due 09/25/2035 ^		35,511	31,498
6.000% due 11/25/2036 ^		8,447	5,770
6.000% due 01/25/2037 ^		4,846	3,201
6.000% due 03/25/2037 ^		10,514	7,076
6.000% due 04/25/2037		1,097	920
6.000% due 08/25/2037		1,026	866
6.250% due 11/25/2036		2,294	1,619
6.500% due 09/25/2036		4,834	3,600
6.500% due 04/25/2037 ^		23,541	14,233
Residential Funding Mortgage Securities, Inc. Trust
3.242% due 09/25/2035		1,594	1,331
3.267% due 08/25/2035 ^		4,504	3,354
4.016% due 09/25/2036 ^		235	200
4.146% due 04/25/2037		3,347	2,919
4.194% due 10/25/2037 ^		16,812	14,047
4.651% due 07/27/2037 ^		358	312
5.250% due 01/25/2036 ^		161	148
5.500% due 03/25/2037 ^		6,651	5,839
6.000% due 04/25/2037 ^		7,005	6,235
6.000% due 10/25/2037 ^		1,124	932
6.016% due 10/25/2037 ^		16,417	13,218
6.500% due 03/25/2032		70	73
Residential Mortgage Securities PLC
0.758% due 11/14/2039	GBP	4,823	5,647
2.648% due 02/14/2041		2,362	2,975
ResLoC UK PLC
0.032% due 12/15/2043	EUR	8,505	8,283
RMAC PLC
0.000% due 06/12/2037		6,619	6,551
0.616% due 06/12/2036	GBP	43,324	49,087
0.736% due 06/12/2043		3,271	3,831
0.796% due 12/12/2036		2,578	3,053
0.826% due 09/12/2035		5,442	6,342
RMAC Securities PLC
0.000% due 06/12/2044	EUR	2,196	2,149
0.526% due 06/12/2044	GBP	19,628	22,436
0.546% due 06/12/2044		10,304	11,854
1.103% due 06/12/2044		$3,690	3,464

Sandwell Commercial Finance PLC
1.841% due 05/11/2039	GBP	1,845	2,240
Sequoia Mortgage Trust
1.089% due 07/20/2033		$104	98
1.359% due 08/20/2034		1,197	1,133
1.399% due 06/20/2033		758	722
1.499% due 10/20/2027		7	7
1.499% due 04/20/2033		160	151
1.539% due 10/20/2027		89	87
1.921% due 11/20/2034		393	377
2.010% due 04/20/2033		835	830
2.985% due 02/20/2047		430	370
3.068% due 08/20/2047		13,782	11,430
3.096% due 09/20/2046 ^		7,277	5,839
3.117% due 07/20/2037		2,252	1,939
3.280% due 09/20/2046 ^		916	750
4.697% due 07/20/2037 ^		13,983	12,355
Southern Pacific Financing PLC
0.976% due 12/10/2042	GBP	480	510
Southern Pacific Securities PLC
0.866% due 06/10/2043		4,530	5,473
Structured Adjustable Rate Mortgage Loan Trust
1.056% due 09/25/2034		$471	412
1.906% due 12/25/2037 ^		13,070	10,052
2.793% due 10/25/2037 ^		7,595	5,372
2.916% due 02/25/2036 ^		8,009	6,853
2.921% due 05/25/2036 ^		8,101	6,427
2.984% due 09/25/2034		178	156
3.013% due 01/25/2036 ^		6,896	5,216
3.015% due 03/25/2035		13,461	11,647
3.029% due 04/25/2034		20	20
3.051% due 05/25/2036 ^		391	359
3.052% due 10/25/2035 ^		5,728	5,164
3.060% due 03/25/2035		1,755	1,713
3.069% due 04/25/2035		136	126
3.081% due 08/25/2035		2,168	2,001
3.082% due 02/25/2036 ^		11,476	8,286
3.085% due 10/25/2034		229	226
3.087% due 09/25/2035		7,221	6,422
3.093% due 09/25/2036 ^		4,893	3,813
3.124% due 08/25/2034		31	31
3.137% due 05/25/2035		45	38
3.139% due 09/25/2036 ^		23,790	17,246
3.142% due 05/25/2035		12,029	11,230
3.142% due 07/25/2035 ^		6,014	5,176
3.147% due 06/25/2034		270	280
3.180% due 05/25/2036 ^		10,879	8,687
3.181% due 05/25/2034		1,907	1,932
3.225% due 12/25/2034		2,798	2,759
3.228% due 12/25/2035		486	400
3.228% due 12/25/2035 ^		501	513
3.241% due 11/25/2034		478	478
3.263% due 11/25/2035 ^		252	201
3.264% due 11/25/2035 ^		1,916	1,678
3.270% due 11/25/2034		2,072	2,124
3.292% due 03/25/2036 ^		2,060	1,690
3.295% due 09/25/2036 ^		21,257	17,166
3.297% due 11/25/2035		648	557
3.543% due 12/25/2034		73	69
3.626% due 01/25/2037 ^		8,967	7,170
4.153% due 02/25/2037 ^		1,091	1,064
4.210% due 07/25/2037 ^		63	51
4.576% due 02/25/2037 ^		1,745	1,703
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036		17,046	13,685
0.936% due 07/25/2046		19,851	16,508
0.946% due 06/25/2036		11,234	9,441
0.946% due 07/25/2046 ^		14,545	10,998
0.956% due 05/25/2036		18,789	14,494
0.956% due 10/25/2036		8,523	7,260
0.966% due 04/25/2036		41,942	33,914
0.966% due 05/25/2036		386	300
0.966% due 08/25/2036 ^		19,419	15,777
0.966% due 05/25/2046		255	193
0.966% due 09/25/2047 ^		34,934	27,690
0.986% due 07/19/2035		3,994	3,595
0.986% due 02/25/2036 ^		76,136	59,587
0.986% due 02/25/2036		11,459	9,743
0.986% due 05/25/2045		2,012	1,775
0.986% due 07/25/2046 ^		32	12
1.036% due 02/25/2036 ^		26,048	22,052
1.056% due 08/25/2036 ^		6,681	3,400
1.306% due 09/25/2047		41,463	39,274
1.416% due 05/19/2035		2,253	2,210
1.606% due 05/25/2047		5,827	4,336
2.710% due 05/25/2047		57,684	40,936
3.105% due 02/19/2035		8	8
3.165% due 05/25/2045 ^		181	148

Structured Asset Securities Corp.
1.106% due 04/25/2035		499	416
3.231% due 12/25/2033		1,229	1,214
Structured Asset Securities Corp. Mortgage Loan Trust
1.356% due 10/25/2027		513	503
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.818% due 03/25/2033		204	202
2.919% due 07/25/2033		543	542
2.968% due 09/25/2033		507	498
3.006% due 08/25/2032		105	103
3.083% due 11/25/2033		173	170
3.087% due 01/25/2034		293	292
3.340% due 11/25/2033		472	467
3.401% due 09/25/2032		18	18
5.459% due 07/25/2034		13,385	13,665
5.750% due 09/25/2034		592	585
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		5,755	5,916
5.750% due 08/25/2035		7,460	7,464
Suntrust Adjustable Rate Mortgage Loan Trust
3.115% due 04/25/2037 ^		4,359	3,627
3.159% due 02/25/2037 ^		11,558	10,253
TDA CAM Fondo de Titulizacion de Activos
0.015% due 09/22/2032	EUR	802	840
TDA Mixto Fondo de Titulizacion de Activos
0.015% due 06/22/2045		650	675
0.021% due 12/27/2030		394	412
0.021% due 09/30/2032		39	41
0.025% due 03/22/2035		822	851
0.045% due 03/22/2035		650	674
3.187% due 03/22/2036		1,200	1,159
Theatre Hospitals PLC
3.401% due 10/15/2031	GBP	67,398	79,108
Thornburg Mortgage Securities Trust
1.296% due 03/25/2044		$264	239
2.559% due 10/25/2043		533	519
2.828% due 12/25/2044		69	68
5.750% due 06/25/2047		18,994	18,335
Tibet CMBS SRL
4.150% due 12/09/2026	EUR	23,292	24,395
Towd Point Mortgage Funding PLC
1.538% due 02/20/2054	GBP	5,900	7,219
Trinity Square PLC
1.551% due 07/15/2051		27,619	34,105
UBS Commercial Mortgage Trust
2.089% due 05/10/2045 (a)		$162,400	14,506
UBS-Barclays Commercial Mortgage Trust
1.268% due 04/10/2046 (a)		83,265	4,718
Uropa Securities PLC
0.000% due 10/10/2040	EUR	10,600	10,045
0.596% due 10/10/2040	GBP	31,600	34,562
Wachovia Bank Commercial Mortgage Trust
0.927% due 06/15/2049		$10,000	9,662
5.509% due 04/15/2047		2,382	2,387
5.707% due 06/15/2049		17,576	17,717
5.969% due 02/15/2051		30,709	31,129
Wachovia Mortgage Loan Trust LLC
3.058% due 05/20/2036		387	370
3.172% due 10/20/2035		2,210	1,980
3.205% due 10/20/2035 ^		2,262	1,972
3.249% due 08/20/2035 ^		2,079	1,829
3.268% due 10/20/2035		436	428
3.771% due 03/20/2037 ^		141	126
WaMu Mortgage Backed Pass-Through Certificates
2.178% due 12/19/2039		162	158
WaMu Mortgage Pass-Through Certificates Trust
0.986% due 04/25/2045		13,090	12,389
1.016% due 11/25/2045		1,043	981
1.026% due 12/25/2045		4,505	4,263
1.046% due 07/25/2045		3,659	3,503
1.046% due 12/25/2045		8,413	7,751
1.086% due 01/25/2045		11,432	10,775
1.106% due 01/25/2045		194	182
1.146% due 10/25/2044		2,716	2,636
1.156% due 10/25/2044		3,523	3,184
1.196% due 07/25/2044		13,936	12,692
1.267% due 02/25/2047 ^		40,681	33,127
1.297% due 01/25/2047		2,496	2,263
1.307% due 01/25/2047 ^		10,163	8,003
1.317% due 06/25/2047		8,886	7,872
1.327% due 04/25/2047		5,552	4,966
1.361% due 12/25/2046 ^		23,670	18,530
1.407% due 11/25/2046		22,767	18,071
1.436% due 01/25/2045		7,060	6,487

1.447% due 10/25/2046 ^	59,220	50,104
1.481% due 05/25/2046	14,595	13,447
1.496% due 11/25/2034	3,971	3,578
1.527% due 09/25/2046	13,881	11,512
1.536% due 10/25/2045	3,057	2,988
1.547% due 06/25/2046	1,633	1,523
1.547% due 07/25/2046	23,053	18,566
1.557% due 06/25/2046	4,076	3,510
1.567% due 02/25/2046	1,256	1,159
1.636% due 11/25/2034	79	69
1.767% due 11/25/2042	318	297
1.933% due 08/25/2042	175	167
2.098% due 07/25/2046	14,481	13,466
2.137% due 01/25/2037 ^	16,624	14,232
2.224% due 10/25/2036 ^	2,445	2,078
2.349% due 10/25/2036 ^	587	507
2.504% due 03/25/2036	6,317	5,896
2.522% due 03/25/2037 ^	52,866	48,559
2.523% due 05/25/2037 ^	18,061	14,487
2.583% due 06/25/2037 ^	4,027	3,634
2.584% due 06/25/2037 ^	10,655	9,913
2.591% due 09/25/2036	16,035	14,404
2.598% due 02/25/2037 ^	36,294	32,832
2.617% due 11/25/2036 ^	5,955	5,325
2.625% due 11/25/2036 ^	1,939	1,667
2.635% due 02/25/2033	851	840
2.635% due 01/25/2036 ^	663	632
2.645% due 01/25/2036	2,519	2,462
2.676% due 12/25/2036 ^	8,121	7,500
2.748% due 09/25/2035	912	888
2.750% due 12/25/2036 ^	124	107
2.751% due 02/25/2037 ^	41,616	37,952
2.752% due 10/25/2035	7,340	7,072
2.756% due 02/25/2037 ^	25,646	22,975
2.768% due 08/25/2034	1,547	1,558
2.768% due 07/25/2037 ^	24,007	21,771
2.792% due 12/25/2035	4,142	4,001
2.798% due 03/25/2035	3,192	3,130
2.804% due 08/25/2046 ^	170	149
2.831% due 01/25/2035	3,939	3,947
2.851% due 08/25/2036 ^	30,912	27,736
2.928% due 01/25/2036	7,260	6,366
3.007% due 08/25/2035	64	60
3.145% due 01/25/2037 ^	9,713	8,431
3.894% due 03/25/2037 ^	23,610	21,533
4.211% due 02/25/2037 ^	5,661	5,353
4.231% due 04/25/2037 ^	33,407	30,338
4.275% due 05/25/2037 ^	2,449	2,247
4.341% due 07/25/2037 ^	4,727	4,350
Washington Mutual Mortgage Pass-Through Certificates Trust
0.946% due 07/25/2046	525	386
0.986% due 12/25/2036	9,954	8,149
1.016% due 12/25/2035	679	564
1.156% due 07/25/2035	2,223	1,778
1.267% due 01/25/2047	40,176	29,290
1.267% due 04/25/2047	9,357	6,776
1.287% due 12/25/2046	12,401	8,838
1.337% due 04/25/2047	13,180	9,404
1.356% due 03/25/2036 ^	2,927	2,227
1.417% due 10/25/2046 ^	25,818	18,448
1.487% due 09/25/2046	33,414	22,537
1.507% due 04/25/2046	55,874	43,960
1.537% due 05/25/2046	6,043	4,827
2.206% due 09/25/2035 ^	2,393	1,924
2.600% due 06/25/2033	134	134
4.433% due 09/25/2036 ^	40,235	22,219
4.573% due 10/25/2036	92	61
4.876% due 10/25/2036	8,625	4,547
5.500% due 06/25/2035	4,215	3,888
5.500% due 08/25/2035	128	117
5.500% due 11/25/2035 ^	902	778
5.750% due 11/25/2035 ^	1,307	1,222
6.000% due 11/25/2035	5,135	5,216
6.000% due 04/25/2036 ^	5,426	4,968
6.000% due 07/25/2036	1,993	902
6.000% due 04/25/2037	20,707	18,862
6.221% due 07/25/2036 ^	30,494	13,586
6.449% due 07/25/2036 ^	2,774	1,255
6.500% due 11/25/2035	1,602	1,294
6.500% due 03/25/2036	22,003	17,328
6.500% due 05/25/2036 ^	8,537	6,363
6.500% due 08/25/2036 ^	43,929	32,699
7.500% due 04/25/2033	31	34
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	1,900	1,781

Wells Fargo Commercial Mortgage Trust
1.312% due 11/15/2043 (a)		88,310	3,555
1.747% due 10/15/2049 (a)		326,760	38,173
3.324% due 01/15/2059		15,000	15,325
3.487% due 11/15/2048		5,000	5,155
Wells Fargo Mortgage Loan Trust
0.772% due 09/27/2047		44,897	34,059
3.223% due 12/27/2046		27,231	17,198
Wells Fargo Mortgage-Backed Securities Trust
1.056% due 04/25/2037 ^		734	599
2.807% due 02/25/2035		606	615
2.925% due 03/25/2035		30,272	30,317
2.995% due 09/25/2034		145	150
3.001% due 11/25/2034		473	469
3.003% due 03/25/2036		1,849	1,849
3.027% due 07/25/2036 ^		46,105	44,394
3.031% due 03/25/2036 ^		6,831	6,713
3.033% due 09/25/2034		85	88
3.033% due 08/25/2036 ^		2,060	1,955
3.034% due 12/25/2034		77	78
3.038% due 03/25/2036		162	161
3.041% due 05/25/2035		415	414
3.048% due 10/25/2036 ^		2,652	2,533
3.049% due 06/25/2034		407	412
3.058% due 06/26/2035		1,939	1,929
3.063% due 07/25/2034		333	342
3.067% due 04/25/2035		954	955
3.072% due 10/25/2035		619	624
3.075% due 06/25/2035		222	227
3.076% due 06/25/2035		294	302
3.079% due 10/25/2034		11	11
3.080% due 07/25/2036 ^		1,518	1,496
3.081% due 03/25/2035		147	146
3.083% due 04/25/2036 ^		406	400
3.087% due 04/25/2036		867	849
3.089% due 05/25/2036 ^		6,110	5,830
3.091% due 03/25/2035		50	49
3.109% due 03/25/2036 ^		1,192	1,137
3.133% due 10/25/2034		135	134
3.135% due 07/25/2034		124	126
3.138% due 08/25/2033		104	106
3.150% due 11/25/2037 ^		153	137
3.200% due 04/25/2036		4,479	4,111
5.500% due 08/25/2035		45	47
5.500% due 11/25/2035		18,947	19,182
5.500% due 03/25/2036		687	682
5.500% due 04/25/2036		205	192
5.500% due 09/25/2037		568	572
5.750% due 03/25/2037 ^		2,124	2,096
5.949% due 04/25/2037 ^		585	544
6.000% due 06/25/2036 ^		1,216	1,181
6.000% due 07/25/2036 ^		180	182
6.000% due 08/25/2036 ^		1,555	1,530
6.000% due 09/25/2036 ^		118	114
6.000% due 11/25/2036 ^		432	432
6.000% due 04/25/2037 ^		149	149
6.000% due 06/25/2037 ^		3,313	3,257
6.000% due 07/25/2037 ^		4,360	4,348
6.000% due 08/25/2037 ^		317	312
6.000% due 11/25/2037 ^		213	211
17.308% due 03/25/2036		184	203
Wells Fargo Re-REMIC Trust
5.890% due 05/16/2017		8,501	8,496
Wells Fargo-RBS Commercial Mortgage Trust
0.430% due 03/15/2047 (a)		83,202	2,478
1.387% due 03/15/2047 (a)		115,192	6,890
2.182% due 04/15/2045 (a)		79,644	6,438
Windermere CMBS Ltd.
0.137% due 04/22/2018	EUR	3,932	4,021

Total Non-Agency Mortgage-Backed Securities (Cost $13,697,099)			14,116,945

ASSET-BACKED SECURITIES 26.2%
Aames Mortgage Investment Trust
1.784% due 06/25/2035		$10,800	9,635
2.309% due 01/25/2035 ^		440	437
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		19,909	20,614
Academic Loan Funding Trust
1.556% due 12/26/2044		4,731	4,695
ACAS CLO Ltd.
2.332% due 10/25/2025		100,150	100,198
Accredited Mortgage Loan Trust
0.936% due 04/25/2036		131	131
0.976% due 02/25/2037		24,998	16,302

1.070% due 09/25/2035	7,220	6,328
1.356% due 04/25/2034	1,082	998
1.356% due 07/25/2034	9,187	8,455
1.461% due 04/25/2035	2,495	2,364
5.210% due 01/25/2034	2,972	2,918
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036	367	211
0.846% due 07/25/2036 ^	1,863	692
0.876% due 12/25/2036	12,599	6,590
0.886% due 12/25/2036	158,762	99,304
0.896% due 07/25/2036	64,452	46,240
0.896% due 12/25/2036	25,966	15,998
0.906% due 04/25/2036	27,516	24,526
0.906% due 07/25/2036	46,284	20,592
0.946% due 02/25/2036	52,269	47,299
0.996% due 07/25/2036	15,462	7,409
1.026% due 08/25/2036	14,237	10,735
1.056% due 12/25/2045	247	247
1.416% due 11/25/2035	5,927	5,540
1.456% due 08/25/2045	6,011	5,879
1.521% due 08/25/2035	5,169	5,013
1.556% due 02/25/2034	348	340
1.611% due 07/25/2035	5,000	4,880
1.656% due 09/25/2033	230	217
1.731% due 06/25/2034	13,402	12,565
1.731% due 07/25/2035	18,000	15,786
1.746% due 06/25/2035	4,600	4,547
1.761% due 07/25/2035	17,500	14,121
1.806% due 12/25/2033	2,121	2,041
1.836% due 02/25/2035	618	612
Aegis Asset-Backed Securities Trust
0.824% due 01/25/2037	12,700	9,101
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.806% due 01/25/2034	588	541
AFC Home Equity Loan Trust
1.184% due 09/27/2027	150	142
1.234% due 09/22/2028	375	348
1.464% due 02/25/2029	453	401
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (f)	5,139	2,834
1.200% due 07/15/2037	26,039	20,570
1.278% due 12/23/2037	14,338	11,614
1.280% due 07/15/2037	27,000	14,175
1.288% due 07/23/2035	30,795	27,253
1.318% due 09/23/2037	20,368	15,073
1.328% due 12/23/2036	41,406	30,020
1.338% due 09/23/2036	49,206	36,167
1.358% due 06/23/2036	29,669	22,697
1.398% due 07/23/2035	4,722	4,203
1.398% due 09/23/2037	2,255	1,173
1.448% due 06/23/2036	27,500	14,575
1.448% due 12/23/2036	7,500	4,125
1.468% due 12/23/2035	20,821	11,243
1.498% due 09/23/2036	12,000	6,720
1.518% due 07/23/2035	15,152	9,470
1.587% due 07/30/2034	7,000	4,200
1.598% due 03/23/2035	5,000	2,700
1.630% due 05/01/2034	7,000	5,320
1.648% due 12/23/2034	4,750	2,613
1.748% due 09/23/2038	74,133	62,272
1.948% due 09/23/2038	10,000	5,550
1.987% due 01/30/2034	7,500	5,587
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	72,000	72,046
Ameriquest Mortgage Securities Trust
0.856% due 10/25/2036	10,275	4,568
0.996% due 10/25/2036	25,658	11,613
1.126% due 04/25/2036	13,000	10,104
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.186% due 01/25/2036	15,183	13,680
1.206% due 01/25/2036	6,211	6,063
1.336% due 01/25/2036	14,093	10,358
1.356% due 08/25/2035	5,751	5,721
1.406% due 05/25/2035	1,425	1,181
1.406% due 08/25/2035	12,300	11,905
1.456% due 11/25/2033	214	193
1.476% due 03/25/2035	4,000	3,945
1.551% due 03/25/2035	9,000	8,196
1.574% due 11/25/2034	24,699	23,697
1.626% due 07/25/2034	196	182
1.671% due 01/25/2035	1,189	1,041
1.776% due 08/25/2034	16,732	14,784
1.776% due 10/25/2034	3,800	3,541
1.791% due 12/25/2033	457	433
1.906% due 08/25/2035	14,800	9,854
1.926% due 03/25/2035	1,500	1,051

2.481% due 05/25/2034		11,176	9,023
4.131% due 11/25/2032		3,223	3,101
4.200% due 07/25/2033		3,096	2,787
4.281% due 11/25/2032 ^		21	1
5.140% due 10/25/2033		65	65
6.006% due 02/25/2033		3,144	2,719
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		1,027	978
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	271	285
Arbour CLO DAC
0.850% due 07/15/2027		95,200	100,264
ARES CLO Ltd.
2.100% due 01/17/2024		$50,250	50,335
2.313% due 12/05/2025		23,700	23,700
Argent Securities Trust
0.846% due 07/25/2036		6,478	2,816
0.866% due 09/25/2036		8,884	3,493
0.906% due 07/25/2036		50,884	22,456
0.931% due 04/25/2036		30,761	18,212
0.936% due 04/25/2036		8,541	3,405
0.996% due 06/25/2036		7,040	2,597
0.996% due 07/25/2036		6,894	3,105
1.026% due 05/25/2036		15,890	5,596
1.036% due 04/25/2036		8,493	3,459
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.246% due 10/25/2035		8,000	6,846
1.791% due 01/25/2034		3,212	3,031
Asset-Backed Funding Certificates Trust
0.866% due 01/25/2037		17,595	11,318
0.886% due 01/25/2037		74,153	51,055
0.896% due 10/25/2036		62,691	46,678
0.896% due 11/25/2036		9,849	6,485
0.906% due 09/25/2036		24,801	23,461
0.916% due 11/25/2036		21,672	12,933
0.916% due 01/25/2037		98,762	63,925
0.976% due 01/25/2037		54,525	35,554
1.006% due 11/25/2036		4,374	2,657
1.036% due 09/25/2036		25,635	14,055
1.416% due 03/25/2035		5,213	4,317
1.431% due 06/25/2035		14,123	13,832
1.731% due 06/25/2035		11,364	7,517
1.756% due 06/25/2037		4,837	3,656
1.881% due 12/25/2032		1,675	1,602
Asset-Backed Securities Corp. Home Equity Loan Trust
0.896% due 07/25/2036		3,222	2,994
0.906% due 12/25/2036		9,593	8,946
1.006% due 03/25/2036		10,132	6,933
1.176% due 01/25/2036		10,000	5,406
1.513% due 12/15/2033		6,536	6,207
1.656% due 06/25/2035		14,798	13,009
1.701% due 04/25/2035		2,000	1,927
1.701% due 05/25/2035		14,813	14,532
1.956% due 06/25/2034		3,430	2,992
2.354% due 03/15/2032		429	423
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		387	390
7.150% due 03/15/2028		5,399	6,479
Atlante Finance SRL
1.287% due 07/28/2047	EUR	3,162	3,192
Atlas Senior Loan Fund Ltd.
2.126% due 08/15/2024		$25,380	25,384
AVANT Loans Funding Trust
3.920% due 08/15/2019		5,365	5,392
B&M CLO Ltd.
2.280% due 04/16/2026		93,400	92,704
Babson CLO Ltd.
1.981% due 04/20/2025		3,565	3,565
2.146% due 05/15/2023		36,518	36,565
2.371% due 07/20/2025		15,400	15,391
Babson Euro CLO BV
1.350% due 10/25/2029	EUR	9,990	10,585
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	4,569
Bayview Financial Acquisition Trust
1.106% due 05/28/2037		9,134	6,680
Bayview Financial Asset Trust
1.206% due 03/25/2037		9,822	8,238
1.556% due 03/25/2037		5,104	4,234
1.556% due 12/25/2039		614	611
1.656% due 03/25/2037		5,340	4,376
1.906% due 03/25/2037		2,901	2,349
2.256% due 03/25/2037		2,687	2,122
Bayview Financial Mortgage Pass-Through Trust
1.026% due 04/28/2036		27	27

Bayview Financial Revolving Asset Trust
1.533% due 12/28/2040		5,872	4,809
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034		14,254	14,276
3.228% due 07/28/2034		1,843	1,850
3.598% due 09/29/2031		36,098	36,051
Bear Stearns Asset-Backed Securities Trust
0.866% due 04/25/2031		8,043	8,408
0.896% due 10/25/2036		6,480	6,169
0.896% due 04/25/2037		13,722	11,681
0.906% due 06/25/2036		21,562	20,226
0.906% due 11/25/2036		4,479	3,865
0.926% due 05/25/2036 ^		5,277	5,299
0.926% due 10/25/2036		7,601	6,844
0.926% due 12/25/2036 ^		12,139	9,766
0.936% due 06/25/2047		14,064	13,743
0.946% due 05/25/2037		5,979	5,826
0.953% due 09/25/2034		184	163
0.976% due 06/25/2047		29,304	28,341
0.996% due 06/25/2047		13,400	11,791
1.026% due 05/25/2036		8,696	6,279
1.034% due 11/25/2035 ^		8,469	7,751
1.036% due 04/25/2036		11,806	11,693
1.056% due 06/25/2036		7,200	5,416
1.076% due 08/25/2036		2,531	2,530
1.076% due 01/25/2047		2,139	2,081
1.106% due 05/25/2037 ^		14,289	8,924
1.136% due 01/25/2037		7,766	6,224
1.156% due 08/25/2036		6,607	6,477
1.156% due 09/25/2046		7,859	6,835
1.176% due 12/25/2035		7,324	6,563
1.186% due 12/25/2035		6,836	6,252
1.196% due 12/25/2035 ^		3,100	2,462
1.206% due 12/25/2035		10,821	8,089
1.206% due 08/25/2036		10,708	9,519
1.234% due 08/25/2035		7,285	6,997
1.246% due 07/25/2035		82	81
1.246% due 06/25/2036		1,553	1,531
1.416% due 10/25/2032		29	29
1.436% due 10/25/2035		33,473	30,036
1.456% due 11/25/2035 ^		43,941	38,712
1.476% due 07/25/2035		10,415	10,233
1.556% due 10/27/2032		90	85
1.559% due 02/25/2034		1,013	950
1.617% due 07/25/2036		1,291	1,116
1.706% due 10/25/2037		18,048	15,068
1.756% due 10/25/2037		34,431	30,383
1.756% due 11/25/2042		1,358	1,274
1.761% due 06/25/2035		16,989	15,971
1.881% due 02/25/2035		3,291	3,027
1.934% due 01/25/2036		4,485	3,904
2.256% due 04/25/2036		8,942	7,358
2.459% due 08/25/2034		1,277	1,227
2.506% due 09/25/2035		14,750	13,806
2.560% due 10/25/2036		165	131
5.500% due 08/25/2036		2,715	2,719
6.000% due 08/25/2036		7,298	5,916
6.500% due 08/25/2036 ^		4,053	2,585
Black Diamond CLO Ltd.
2.286% due 02/01/2023		11,892	11,848
BlueMountain CLO Ltd.
2.065% due 04/13/2027		43,200	43,228
BNC Mortgage Loan Trust
0.856% due 03/25/2037		2,532	2,471
0.856% due 05/25/2037		1,423	1,405
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		1,639	1,676
6.530% due 10/15/2028		2,057	2,142
6.805% due 12/15/2030		1,320	1,371
6.975% due 12/15/2029		9,012	4,118
7.180% due 12/15/2029		19,797	9,296
7.575% due 06/15/2030		16,172	7,626
7.935% due 12/15/2030		10,000	10,517
Bosphorus CLO
1.430% due 10/15/2025	EUR	25,600	27,043
Buckingham CDO Ltd.
0.885% due 04/05/2041		$715,872	132,436
0.885% due 09/05/2051		1,015,224	111,955
Cadogan Square CLO BV
0.132% due 08/12/2022	EUR	1,848	1,951
Carlyle Global Market Strategies Euro CLO Ltd.
0.000% due 04/15/2027 (b)		71,000	74,559
Carrington Mortgage Loan Trust
0.906% due 07/25/2036 ^		$104,158	85,314
0.976% due 01/25/2037		17,797	10,939
1.006% due 10/25/2036		10,148	6,390
1.176% due 02/25/2037		8,317	5,728

Catamaran CLO Ltd.
2.110% due 12/20/2023		54,500	54,509
CDC Mortgage Capital Trust
1.671% due 11/25/2034		150	141
CELF Loan Partners PLC
0.068% due 11/01/2023	EUR	480	505
0.168% due 11/01/2023		3,000	3,129
Cent CLO Ltd.
2.187% due 01/30/2025		$10,000	10,002
2.217% due 10/29/2025		12,400	12,407
2.291% due 11/07/2026		75,800	75,811
Centex Home Equity Loan Trust
1.076% due 06/25/2036		23,250	17,030
1.376% due 09/25/2034		962	885
5.210% due 11/25/2028		445	446
Chase Funding Trust
1.256% due 05/25/2032		116	107
1.356% due 07/25/2033		9	8
CHEC Loan Trust
1.396% due 06/25/2034		431	390
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020		12,500	12,485
CIFC Funding Ltd.
2.030% due 04/16/2025		8,000	8,006
2.082% due 01/29/2025		21,000	20,999
2.292% due 12/05/2024		60,000	60,069
2.370% due 10/17/2026		40,000	40,019
2.372% due 07/22/2026		21,800	21,843
2.377% due 10/17/2026 (b)		94,000	94,000
2.410% due 05/24/2026		12,500	12,532
CIT Group Home Equity Loan Trust
1.510% due 12/25/2031		251	239
CIT Mortgage Loan Trust
2.206% due 10/25/2037 ^		953	937
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		1,903	1,312
0.836% due 01/25/2037		21,077	13,352
0.856% due 12/25/2036		5,634	3,477
0.896% due 12/25/2036		4,076	3,723
0.916% due 09/25/2036		8,644	6,827
0.916% due 12/25/2036		11,432	7,151
0.926% due 03/25/2036		13	13
0.926% due 05/25/2037		19,886	15,427
0.936% due 01/25/2037		125,912	80,981
0.936% due 03/25/2037		141	141
0.946% due 05/25/2037		54,030	39,223
0.956% due 11/25/2045		152	149
0.966% due 12/25/2036		8,241	6,238
0.996% due 10/25/2036		9,619	9,451
1.006% due 01/25/2037		40,991	26,638
1.016% due 03/25/2037		44,763	34,394
1.026% due 05/25/2037		25,635	17,609
1.046% due 10/25/2036		3,000	2,871
1.056% due 10/25/2036		15,436	12,886
1.166% due 10/25/2035		19,526	18,569
1.206% due 03/25/2037		21,391	16,007
1.226% due 01/25/2036		7,204	5,965
1.476% due 09/25/2035 ^		11,988	11,732
1.806% due 02/25/2035		1,247	1,099
1.956% due 09/25/2033		940	897
4.593% due 10/25/2037		40,828	38,304
5.249% due 08/25/2035		116	110
COA Summit CLO Ltd.
2.231% due 04/20/2023		46,148	46,192
COBALT Commercial Mortgage Trust
1.001% due 04/26/2050		21,554	21,671
1.021% due 04/26/2050		7,960	8,003
Colony American Finance Ltd.
2.554% due 11/15/2048		23,054	22,458
Conseco Finance Securitizations Corp.
2.821% due 12/01/2033		17,042	16,570
6.030% due 03/01/2033		288	288
6.910% due 05/01/2033		50,375	56,244
7.360% due 06/01/2030		76,314	55,302
7.360% due 08/01/2032		5,176	5,516
7.424% due 03/01/2033		18,000	20,031
7.490% due 07/01/2031		43,306	47,911
7.770% due 09/01/2031		18,035	19,878
7.954% due 12/01/2033		7,597	8,384
7.960% due 05/01/2031		24,990	18,165
7.970% due 05/01/2032		7,359	4,232
8.060% due 09/01/2029		7,592	4,500
8.200% due 05/01/2031		34,792	25,903
8.260% due 12/01/2030		85,083	59,463
8.310% due 05/01/2032		41,863	25,036
8.850% due 12/01/2030		1,892	1,154

Conseco Financial Corp.
6.280% due 09/01/2030		27,960	29,623
6.320% due 07/01/2030		15,018	15,956
6.440% due 12/01/2030		15,975	17,065
6.540% due 04/01/2029		9,060	9,650
6.660% due 06/01/2030		3,856	4,131
6.760% due 03/01/2030		2,542	2,742
6.810% due 12/01/2028		874	920
7.220% due 03/15/2028		7,468	7,877
7.240% due 11/15/2028		10,472	11,126
7.860% due 03/01/2030		17,353	14,725
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	19,810	20,812
0.815% due 01/30/2024	GBP	4,338	5,346
0.844% due 07/25/2024		6,164	7,503
Coronado CDO Ltd.
1.462% due 09/04/2038		$17,091	16,408
Countrywide Asset-Backed Certificates
0.734% due 01/25/2037		9,479	9,226
0.744% due 09/25/2046 ^		16,784	15,906
0.834% due 01/25/2037		35,636	30,579
0.884% due 07/25/2036		1,234	1,188
0.896% due 05/25/2035		62,183	51,929
0.896% due 03/25/2037		45,104	42,072
0.896% due 05/25/2037		87,255	75,054
0.896% due 06/25/2037		36,380	30,010
0.896% due 07/25/2037 ^		64,718	53,794
0.896% due 08/25/2037		136,998	109,670
0.896% due 04/25/2047		42,937	37,282
0.896% due 06/25/2047		35,910	29,437
0.906% due 05/25/2037		18,652	17,704
0.906% due 12/25/2046		13,391	12,827
0.906% due 06/25/2047 ^		14,208	13,294
0.916% due 09/25/2036		27,318	26,801
0.916% due 03/25/2037		13,165	12,768
0.916% due 01/25/2046		77,642	74,066
0.926% due 05/25/2037		3,734	3,550
0.926% due 06/25/2037		30,924	30,041
0.926% due 06/25/2047		3,404	3,320
0.936% due 06/25/2047		49,956	48,402
0.936% due 11/25/2047 ^		57,452	42,342
0.946% due 06/25/2047		24,494	23,730
0.956% due 06/25/2047		36,206	27,903
0.956% due 09/25/2047		65,251	45,721
0.976% due 06/25/2037		10,000	8,324
0.976% due 09/25/2037 ^		24,110	19,832
0.976% due 06/25/2047 ^		40,896	24,407
0.976% due 09/25/2047		28,378	25,216
0.986% due 05/25/2037		13,000	8,731
0.986% due 07/25/2037 ^		46,686	25,542
0.986% due 10/25/2047		25,088	23,988
0.996% due 11/25/2036		11,924	9,971
0.996% due 03/25/2037		24,109	15,020
0.996% due 04/25/2037		7,628	4,082
0.996% due 06/25/2037		27,124	26,175
0.996% due 12/25/2046		32,297	23,962
1.006% due 03/25/2036 ^		18,757	15,271
1.006% due 01/25/2046		35,429	26,938
1.006% due 06/25/2047		9,200	6,339
1.006% due 11/25/2047		20,632	11,143
1.046% due 11/25/2036		15,131	8,973
1.046% due 06/25/2037		15,449	10,842
1.056% due 02/25/2037		24,010	20,665
1.076% due 10/25/2036		4,617	4,017
1.076% due 02/25/2037		6,000	3,751
1.076% due 05/25/2047		9,780	3,747
1.086% due 07/25/2036		1,412	1,178
1.096% due 12/25/2036 ^		19,572	10,053
1.106% due 03/25/2036 ^		3,953	3,193
1.106% due 05/25/2046		970	943
1.126% due 04/25/2036		12,000	9,707
1.206% due 03/25/2047 ^		10,812	6,148
1.216% due 01/25/2036		1,907	1,904
1.256% due 01/25/2036		8,000	7,091
1.276% due 01/25/2036		23,050	22,890
1.416% due 12/25/2035		13,300	12,926
1.444% due 05/25/2033		193	173
1.456% due 12/25/2033		2,066	1,951
1.506% due 05/25/2034		1,916	1,836
1.526% due 11/25/2035		1,470	1,465
1.556% due 10/25/2035		23,061	21,023
1.596% due 10/25/2047		40,958	35,871
1.656% due 05/25/2036		1,075	813
1.731% due 11/25/2034		11,836	11,665
1.756% due 08/25/2047		1,917	1,762

1.806% due 07/25/2033		1,741	1,670
1.806% due 11/25/2034		13,222	12,760
1.821% due 08/25/2035		23,000	21,334
2.006% due 12/25/2034		2,725	2,324
4.191% due 04/25/2036		73	75
4.541% due 02/25/2036		1,283	1,286
4.825% due 07/25/2036		1,531	1,569
4.902% due 10/25/2046 ^		5,974	5,432
5.834% due 07/25/2034		613	2,251
Countrywide Asset-Backed Certificates Trust
0.744% due 09/25/2046		11,476	10,804
0.886% due 04/25/2046		39,966	32,238
0.896% due 02/25/2037		60,663	51,863
0.896% due 03/25/2037		67,867	62,176
0.906% due 02/25/2037		12,145	11,964
0.906% due 04/25/2046 ^		4,346	4,287
0.906% due 03/25/2047		10,041	9,428
0.916% due 03/25/2037		11,123	10,821
0.996% due 02/25/2037		20,200	16,896
1.006% due 04/25/2046 ^		5,625	4,634
1.044% due 05/25/2036		15,000	13,078
1.246% due 04/25/2036		43,050	34,252
1.304% due 05/25/2036		15,000	7,445
1.356% due 08/25/2035		432	433
1.416% due 08/25/2035		17,997	15,589
1.536% due 11/25/2034		987	966
1.556% due 08/25/2047		63,465	61,084
1.611% due 08/25/2034		14,794	14,241
1.656% due 11/25/2034		897	880
1.761% due 07/25/2034		3,488	3,383
1.859% due 04/25/2035		5,000	4,969
2.931% due 07/25/2034		389	368
4.693% due 10/25/2035		371	382
4.724% due 02/25/2036		16,783	17,050
4.745% due 10/25/2046 ^		68	62
Countrywide Home Equity Loan Trust
0.934% due 02/15/2036		5,113	4,599
Credit Suisse First Boston Mortgage Securities Corp.
3.106% due 08/25/2032		231	213
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		9,492	5,880
0.816% due 11/25/2036		100	58
0.826% due 01/25/2037 ^		675	254
0.896% due 10/25/2036		25,444	18,022
0.976% due 07/25/2037		8,774	5,500
0.986% due 11/25/2036		8,888	5,269
1.004% due 12/25/2035		13,036	7,614
1.006% due 07/25/2036		12,000	9,002
1.096% due 07/25/2037		9,289	5,899
1.304% due 01/25/2035		10,488	9,682
1.604% due 11/25/2033		982	943
3.765% due 07/25/2035 ^		560	556
3.869% due 01/25/2037 ^		286	123
4.863% due 05/25/2035		4,406	4,450
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		24,303	12,004
CVP Cascade CLO Ltd.
2.330% due 01/16/2026		14,150	14,126
CWCapital COBALT LLC
1.214% due 04/26/2050		4,301	3,975
Denali Capital CLO Ltd.
1.112% due 01/22/2022		11,952	11,871
DFC HEL Trust
2.631% due 12/25/2031		3,800	3,593
Doral CLO Ltd.
2.443% due 12/19/2022		103,727	103,861
Dryden Euro CLO
0.763% due 12/09/2025	EUR	41,528	43,719
1.080% due 12/09/2025		40,740	42,891
Dryden Euro CLO BV
0.000% due 01/15/2026 (b)		79,650	83,949
0.000% due 01/15/2026 (b)(f)		33,850	35,698
Dryden Senior Loan Fund
2.006% due 08/15/2025		$37,600	37,519
DT Auto Owner Trust
1.440% due 11/15/2019		37,583	37,532
Duchess CLO BV
0.236% due 02/28/2023	EUR	5,000	5,178
Duke Funding High Grade Ltd.
0.911% due 08/02/2049		$824,733	98,803
1.001% due 08/02/2049		303,166	37,896
1.334% due 08/02/2049		102,000	5,498
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	1,451	1,524
0.698% due 02/22/2027	GBP	547	663
1.156% due 02/22/2027		$10,035	9,970
1.216% due 02/22/2027		13,290	13,212

Educational Funding Co. LLC
1.132% due 10/25/2029		1,365	1,321
EMC Mortgage Loan Trust
1.054% due 04/25/2042		1,546	1,488
1.142% due 08/25/2040		549	510
1.306% due 11/25/2041		39	37
1.324% due 05/25/2040		77	71
Encore Credit Receivables Trust
1.446% due 07/25/2035		7,998	6,817
Equifirst Loan Securitization Trust
0.926% due 04/25/2037		69,725	62,036
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		670	666
FAB U.S. Ltd.
1.044% due 12/06/2045	GBP	16,548	17,844
Faxtor ABS BV
2.312% due 07/25/2094	EUR	1,500	1,597
FBR Securitization Trust
1.446% due 11/25/2035		$10,000	9,147
Fieldstone Mortgage Investment Trust
0.946% due 05/25/2036		49,378	34,254
Finance America Mortgage Loan Trust
1.806% due 09/25/2033		262	248
First Franklin Mortgage Loan Asset-Backed Certificates
1.581% due 05/25/2034		5,853	5,503
2.466% due 05/25/2034		427	368
First Franklin Mortgage Loan Trust
0.804% due 01/25/2038		509	344
0.896% due 12/25/2036		4,958	3,033
0.906% due 05/25/2036		5,475	4,896
0.906% due 07/25/2036		7,340	7,092
0.906% due 12/25/2036		20,493	15,771
0.916% due 12/25/2037		36,075	23,638
0.946% due 02/25/2036		29,393	25,803
0.946% due 03/25/2036		1,288	1,259
1.016% due 11/25/2036		1,779	1,769
1.046% due 02/25/2036		20,000	16,698
1.066% due 09/25/2036		20,034	14,302
1.116% due 11/25/2035		39,003	32,431
1.116% due 03/25/2036		17,894	10,233
1.136% due 02/25/2036		22,712	13,249
1.206% due 11/25/2036		37,673	35,106
1.226% due 07/25/2035		12,878	12,658
1.246% due 09/25/2035		21,732	21,441
1.276% due 09/25/2035		10,778	9,805
1.416% due 05/25/2036		2,000	1,973
1.426% due 09/25/2035		12,600	8,842
1.491% due 12/25/2034		5,006	4,883
1.536% due 06/25/2036		16,775	14,183
1.626% due 09/25/2034		10,461	10,067
1.656% due 01/25/2035		2,960	2,740
1.706% due 07/25/2033		4,226	4,049
1.731% due 05/25/2035		34,529	26,937
2.031% due 07/25/2034		30,170	29,339
First Investors Auto Owner Trust
1.530% due 11/16/2020		21,138	21,116
First NLC Trust
1.461% due 12/25/2035		9,576	9,090
Flatiron CLO Ltd.
1.110% due 10/15/2021		10,311	10,313
2.253% due 10/25/2024		53,500	53,505
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		63,505	63,548
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		38,510	38,524
Fremont Home Loan Trust
0.856% due 08/25/2036		6,371	2,645
0.886% due 11/25/2036		30,300	13,342
0.916% due 08/25/2036		42,247	17,714
0.926% due 02/25/2036		22,570	19,560
0.926% due 02/25/2037		23,574	13,166
0.936% due 04/25/2036		2,453	2,230
0.976% due 01/25/2037		33,987	18,170
0.996% due 08/25/2036		7,748	3,291
1.006% due 05/25/2036		8,749	5,298
1.026% due 04/25/2036		22,370	13,164
1.206% due 01/25/2036		43,992	23,637
1.581% due 01/25/2034		2,942	2,721
1.806% due 11/25/2034		6,400	5,712
1.911% due 06/25/2035		10,069	5,881
Galaxy CLO Ltd.
2.211% due 11/16/2025		7,400	7,390
Gallatin CLO Ltd.
2.150% due 07/15/2023		4,824	4,825

GCAT LLC
3.750% due 07/25/2020		23,217	23,254
4.250% due 10/25/2019		35,899	36,158
GCO Education Loan Funding Master Trust
1.050% due 08/25/2028		6,846	6,816
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036		4	2
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019		78,000	77,949
Goal Structured Solutions Trust
1.406% due 09/25/2041		30,792	29,717
Greenpoint Manufactured Housing
3.728% due 06/08/2031		18,708	18,738
3.766% due 11/17/2031		17,375	16,962
3.908% due 10/14/2031		23,543	24,406
8.300% due 10/15/2026		5,288	5,826
Greenpoint Manufactured Housing Pass-Through Certificates
2.568% due 11/22/2031		20,794	20,490
GSAA Home Equity Trust
0.816% due 05/25/2036		9,248	4,306
0.926% due 10/25/2036		63,499	30,646
0.926% due 02/25/2037		14,436	8,162
0.936% due 05/25/2036		26,900	13,020
1.026% due 10/25/2035		3,047	2,909
1.076% due 04/25/2047		25,898	17,767
1.106% due 08/25/2037		23,386	21,617
1.126% due 10/25/2035		29,109	27,029
1.286% due 08/25/2035		4,304	3,016
5.344% due 09/25/2035		419	358
5.772% due 11/25/2036 ^		11,464	6,420
6.000% due 11/25/2037 ^		799	678
6.448% due 06/25/2036		28,379	14,198
GSAA Trust
0.826% due 03/25/2036		38	22
0.876% due 06/25/2036		74,495	33,627
0.936% due 03/25/2036		37,704	22,808
0.976% due 05/25/2047		4,338	3,300
0.996% due 06/25/2036		5,378	2,957
1.026% due 03/25/2036		34,259	23,968
1.126% due 06/25/2035		447	445
GSAMP Trust
0.826% due 12/25/2036		914	492
0.836% due 11/25/2036		1,527	871
0.846% due 01/25/2037		3,460	2,107
0.896% due 06/25/2036		26,326	23,601
0.896% due 08/25/2036		41,297	36,230
0.896% due 11/25/2036		37,164	21,546
0.906% due 05/25/2046		36,919	33,049
0.936% due 11/25/2035		272	90
0.956% due 11/25/2036		20,856	12,284
0.996% due 12/25/2035		15,900	15,403
0.996% due 06/25/2036		6,373	4,067
1.056% due 06/25/2036		15,894	7,739
1.056% due 10/25/2036 ^		1,713	229
1.186% due 11/25/2035		15,304	14,834
1.186% due 11/25/2035 ^		13,659	8,503
1.206% due 12/25/2035		8,001	2,999
1.246% due 07/25/2045		5,500	5,357
1.276% due 07/25/2045		19,366	16,604
1.431% due 02/25/2035		2,752	2,632
1.906% due 12/25/2034		21,258	18,247
1.956% due 10/25/2034		1,596	1,535
GSRPM Mortgage Loan Trust
1.056% due 03/25/2035		1,024	1,011
1.056% due 09/25/2036		1,887	1,871
Home Equity Asset Trust
0.941% due 07/25/2037		12,166	11,926
1.226% due 01/25/2036		5,000	3,971
1.226% due 04/25/2036		18,000	13,883
1.456% due 12/25/2033		97	93
1.516% due 11/25/2032		128	117
1.656% due 11/25/2034		1,211	1,191
1.956% due 06/25/2032 ^		3,119	2,984
Home Equity Loan Trust
0.886% due 05/25/2036		1,184	1,071
0.886% due 04/25/2037		54	54
House of Europe Funding PLC
0.000% due 12/15/2090	EUR	53,516	54,789
Hout Bay Corp.
0.885% due 07/05/2041		$543,574	169,051
1.085% due 07/05/2041		34,165	2,876
1.215% due 07/05/2041		4,046	91
HSI Asset Loan Obligation Trust
4.957% due 12/25/2036		12,143	6,264

HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036		3,170	1,739
0.866% due 10/25/2036		25,281	13,989
0.896% due 01/25/2037		87,666	64,495
0.916% due 03/25/2036		8,459	8,090
0.916% due 10/25/2036		13,247	7,383
0.916% due 05/25/2037		23,116	21,529
0.926% due 12/25/2036		37,693	15,865
0.946% due 04/25/2037		22,545	13,004
0.996% due 10/25/2036		2,951	1,664
1.086% due 02/25/2036		16,000	12,844
1.126% due 01/25/2036		9,000	8,810
IMC Home Equity Loan Trust
7.520% due 08/20/2028		56	57
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.916% due 11/25/2036		14,424	10,769
0.956% due 07/25/2037		22,451	14,120
1.036% due 06/25/2036		8,000	6,198
1.056% due 03/25/2036		25,000	17,882
1.076% due 04/25/2037		19,785	15,341
IndyMac Mortgage Loan Trust
0.916% due 07/25/2036		39,571	18,220
Ivory CDO Ltd.
0.047% due 10/31/2099	EUR	429	452
IXIS Real Estate Capital Trust
0.906% due 01/25/2037		$102,552	49,537
0.916% due 08/25/2036		78,913	31,106
0.916% due 05/25/2037		40,352	14,180
1.016% due 08/25/2036		51,512	20,812
1.156% due 03/25/2036 ^		16,211	10,220
1.701% due 02/25/2035		2,265	2,165
JMP Credit Advisors CLO Ltd.
2.060% due 04/30/2023		60,800	60,699
JPMorgan Mortgage Acquisition Corp.
0.936% due 02/25/2036		6,224	6,169
0.936% due 03/25/2036		29,062	26,788
1.026% due 03/25/2036		40,500	28,601
1.046% due 05/25/2035		15,998	15,299
1.376% due 06/25/2035		16,467	12,840
1.416% due 09/25/2035		17,117	16,645
1.461% due 09/25/2035		10,682	8,178
JPMorgan Mortgage Acquisition Trust
0.714% due 08/25/2036		56,485	52,732
0.734% due 07/25/2036		18,997	18,590
0.854% due 07/25/2036		14,000	10,925
0.856% due 03/25/2047		189	110
0.866% due 08/25/2036		5,913	3,843
0.891% due 07/25/2036		49,765	35,364
0.896% due 10/25/2036		9,895	9,460
0.896% due 11/25/2036		26,138	21,945
0.904% due 04/25/2036		26,803	20,122
0.916% due 05/25/2036		3,773	3,720
0.916% due 06/25/2036		19,372	18,423
0.916% due 01/25/2037		11,911	11,724
0.926% due 04/25/2036		9,636	9,349
0.966% due 03/25/2037		33,275	31,960
0.986% due 07/25/2036		9,387	9,132
0.996% due 05/25/2037		7,625	3,807
1.046% due 05/25/2036		16,285	9,748
4.815% due 01/25/2037 ^		2,399	1,763
5.830% due 07/25/2036 ^		7,852	4,351
6.410% due 07/25/2036 ^		11,196	6,198
Jubilee CDO BV
0.179% due 09/20/2022	EUR	2,200	2,317
Jubilee CLO BV
0.000% due 07/15/2027 (b)		83,800	88,212
KGS Alpha SBA Trust
1.073% due 04/25/2038 (a)		$55,795	1,755
KKR CLO Trust
1.740% due 12/15/2024		32,500	32,616
Kodiak CDO Ltd.
1.221% due 11/07/2042		50,362	49,858
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		561	578
Lehman XS Trust
0.814% due 02/25/2037		7,180	3,438
0.896% due 02/25/2037 ^		3,708	3,587
0.906% due 04/25/2037 ^		1,459	1,149
0.926% due 02/25/2037 ^		39,581	23,235
0.936% due 02/25/2037		31,997	22,210
1.036% due 05/25/2036		23,120	18,255
6.140% due 04/25/2036		31,507	27,740
Limerock CLO Ltd.
2.382% due 04/18/2026		5,900	5,908
Long Beach Mortgage Loan Trust
0.846% due 09/25/2036		14,856	6,210
0.856% due 12/25/2036		12,124	5,712
0.866% due 10/25/2036		5,085	2,161

0.866% due 11/25/2036		8,921	4,037
0.901% due 07/25/2036		41,592	28,237
0.906% due 05/25/2036		80,861	49,631
0.906% due 06/25/2036		89,011	46,157
0.906% due 09/25/2036		79,073	52,554
0.911% due 10/25/2036		75,992	46,765
0.916% due 10/25/2036		3,718	1,590
0.916% due 12/25/2036		5,398	3,334
0.916% due 05/25/2046		18,116	14,708
0.926% due 12/25/2036		54,421	25,915
0.956% due 01/25/2036		70,814	61,618
0.976% due 02/25/2036		46,849	41,278
0.996% due 08/25/2036		9,538	4,944
1.016% due 05/25/2036		4,562	2,249
1.056% due 01/25/2036		50,377	35,949
1.086% due 01/25/2046		247	244
1.136% due 08/25/2045		6,426	6,054
1.176% due 01/25/2046		49,158	33,551
1.379% due 06/25/2034		6,251	6,092
1.401% due 11/25/2035		18,800	16,379
1.406% due 09/25/2034		636	487
1.611% due 07/25/2034		3,133	3,042
1.881% due 05/25/2032		59	59
1.881% due 07/25/2033		5,528	5,239
3.756% due 11/25/2032		32	31
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		86,100	86,090
Madison Avenue Manufactured Housing Contract Trust
4.006% due 03/25/2032		6,000	6,090
Madison Park Funding Ltd.
2.074% due 04/20/2026		31,200	31,223
Malin CLO BV
0.015% due 05/07/2023	EUR	18,150	18,982
0.029% due 05/07/2023		14,752	15,534
MASTR Asset-Backed Securities Trust
0.806% due 08/25/2036		$6,838	3,199
0.806% due 10/25/2036		50,688	22,483
0.806% due 11/25/2036		9	4
0.806% due 01/25/2037		40,362	15,689
0.856% due 08/25/2036		13,835	6,281
0.856% due 10/25/2036		12,762	7,843
0.856% due 11/25/2036		24,101	15,594
0.856% due 01/25/2037		42,153	16,525
0.876% due 10/25/2036		41,797	18,767
0.886% due 10/25/2036		39,002	23,488
0.901% due 10/25/2036		76,260	36,645
0.906% due 04/25/2036		35,870	15,589
0.906% due 08/25/2036		16,457	7,796
0.916% due 10/25/2036		5,091	3,166
0.916% due 01/25/2037		46,547	18,432
0.956% due 04/25/2036		77,792	30,838
0.966% due 11/25/2036		4,962	2,405
0.966% due 05/25/2037		4,200	3,298
0.996% due 06/25/2036		6,451	3,448
0.996% due 08/25/2036		65,781	31,494
1.001% due 10/25/2036		8,473	4,142
1.046% due 01/25/2036		10,810	9,419
1.056% due 01/25/2036		4,440	4,378
1.056% due 05/25/2037		15,320	13,066
1.256% due 10/25/2035 ^		22,188	17,638
1.701% due 05/25/2035		4,000	3,880
1.906% due 08/25/2037		36,462	28,542
5.406% due 05/25/2033		7,524	7,278
MASTR Specialized Loan Trust
1.016% due 02/25/2036		7,604	6,816
1.126% due 01/25/2037		16,440	9,356
Mercator CLO Ltd.
0.539% due 10/15/2024	EUR	6,500	6,832
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		$23,300	23,274
Mercury CDO Ltd.
1.291% due 12/08/2040		42,399	39,749
1.801% due 12/08/2040		6,000	816
Merit Securities Corp.
6.690% due 07/28/2033		222	223
Merrill Lynch First Franklin Mortgage Loan Trust
0.926% due 04/25/2037		4,616	2,692
0.926% due 05/25/2037		45,042	26,896
0.996% due 05/25/2037		79,543	48,030
1.006% due 04/25/2037		37,060	21,903
1.076% due 05/25/2037		49,702	30,391
Merrill Lynch Mortgage Investors Trust
0.744% due 04/25/2037		17,485	9,816
0.816% due 11/25/2037		5,472	2,838
0.906% due 08/25/2037		12,400	10,402
0.906% due 11/25/2037		33,386	17,677

0.916% due 03/25/2037	7,728	3,948
0.936% due 03/25/2037	784	784
1.066% due 12/25/2036	5,700	5,536
1.206% due 02/25/2047	43,047	26,303
1.216% due 08/25/2036	15,600	13,885
1.236% due 05/25/2036	1,267	1,180
1.256% due 06/25/2036	9,602	9,278
1.686% due 07/25/2035	15,699	14,530
MESA Trust
3.981% due 11/25/2031 ^	1,088	725
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	9,394	9,644
6.005% due 08/15/2037	2,957	3,228
Mid-State Trust
4.864% due 07/15/2038	1,066	1,139
MMcapS Funding Ltd.
1.381% due 12/01/2035	9,100	6,370
Monroe Capital BSL CLO Ltd.
2.346% due 05/22/2027	146,630	146,196
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2036	343	187
0.856% due 10/25/2036	6,328	3,585
0.856% due 11/25/2036	2,698	1,620
0.866% due 03/25/2037	4,225	2,225
0.886% due 09/25/2036	64,845	36,231
0.886% due 10/25/2036	30,599	24,472
0.886% due 12/25/2036	74,209	49,602
0.886% due 01/25/2037	33,401	18,881
0.896% due 08/25/2036	43,922	25,844
0.896% due 10/25/2036	53,584	30,520
0.896% due 11/25/2036	4,271	2,685
0.896% due 05/25/2037	645	420
0.906% due 09/25/2036	18,548	9,238
0.906% due 10/25/2036	22,810	14,295
0.906% due 12/25/2036	1,470	936
0.916% due 03/25/2036	45,651	44,032
0.916% due 09/25/2036	36,143	19,993
0.936% due 02/25/2037	32,214	14,242
0.936% due 03/25/2037	37,626	19,991
0.956% due 02/25/2037	12,932	7,876
0.976% due 10/25/2036	1,952	1,124
0.976% due 11/25/2036	17,309	10,999
0.986% due 09/25/2036	5,496	3,080
0.986% due 10/25/2036	13,029	8,260
0.986% due 11/25/2036	4,788	2,919
0.986% due 02/25/2037	39,136	17,440
1.006% due 04/25/2036	24,412	20,104
1.006% due 08/25/2036	17,652	10,688
1.006% due 03/25/2037	60,976	32,677
1.006% due 05/25/2037	30,108	19,863
1.016% due 05/25/2037	14,643	10,480
1.066% due 12/25/2035	28,887	26,416
1.086% due 02/25/2037	11,271	6,980
1.156% due 12/25/2035	12,427	8,350
1.166% due 11/25/2035	22,000	20,657
1.496% due 01/25/2034	6,533	6,258
1.556% due 07/25/2037	242	242
1.566% due 04/25/2034	2,838	2,709
1.656% due 05/25/2034	7,707	7,441
1.686% due 07/25/2035	7,500	6,565
1.746% due 06/25/2035	18,300	17,105
1.776% due 10/25/2033	2,454	2,335
1.776% due 11/25/2034	152	140
1.816% due 09/25/2034	323	298
1.836% due 03/25/2033	45	42
1.956% due 06/25/2033	1,907	1,875
2.006% due 07/25/2037	14,010	9,806
2.656% due 02/25/2047	69,056	59,250
Morgan Stanley Capital, Inc. Trust
1.026% due 03/25/2036	133,755	91,532
1.046% due 01/25/2036	21,334	20,081
1.046% due 02/25/2036	23,578	21,552
Morgan Stanley Dean Witter Capital, Inc. Trust
2.106% due 02/25/2033	1,197	1,156
2.331% due 11/25/2032	2,818	2,732
Morgan Stanley Home Equity Loan Trust
0.856% due 12/25/2036	5,231	2,958
0.856% due 04/25/2037	8,514	5,287
0.896% due 12/25/2036	57,533	32,718
0.916% due 04/25/2036	13,626	9,941
0.926% due 04/25/2037	10,367	6,499
1.016% due 04/25/2036	20,889	15,559
1.086% due 12/25/2035	233	228
1.106% due 04/25/2037	30,383	19,508
1.746% due 05/25/2035	11,698	9,880

Morgan Stanley IXIS Real Estate Capital Trust
0.826% due 11/25/2036	13,904	6,330
0.866% due 11/25/2036	34,524	15,813
0.906% due 11/25/2036	4,113	1,895
0.976% due 11/25/2036	28,857	13,435
0.986% due 07/25/2036	37,281	20,269
Morgan Stanley Mortgage Loan Trust
0.986% due 02/25/2037	5,461	2,848
1.116% due 04/25/2037	12,508	6,170
5.622% due 01/25/2047	503	487
5.750% due 04/25/2037 ^	548	400
5.754% due 01/25/2047	10,679	8,157
5.965% due 09/25/2046 ^	5,814	3,325
6.000% due 07/25/2047 ^	608	556
National Collegiate Commutation Trust
0.000% due 03/25/2038 (f)	9,433	9,373
0.000% due 03/25/2038	61,425	30,710
0.000% due 03/31/2038 (f)	5,235	5,204
Nationstar Home Equity Loan Trust
0.886% due 06/25/2037	100	100
0.986% due 03/25/2037	766	674
1.006% due 06/25/2037	340	256
1.076% due 04/25/2037	600	438
Navient Student Loan Trust
1.236% due 03/25/2066	35,382	35,409
1.906% due 03/25/2066	120,630	122,007
2.006% due 06/25/2065	88,344	89,770
New Century Home Equity Loan Trust
0.936% due 05/25/2036	871	732
1.266% due 07/25/2035	836	811
1.496% due 08/25/2034	181	164
Newcastle Investment Trust
0.000% due 05/01/2033 (f)	140,683	132,390
Nissan Auto Lease Trust
1.260% due 12/17/2018	58,500	58,461
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.966% due 11/25/2035	15,551	14,560
1.046% due 03/25/2036	400	336
NovaStar Mortgage Funding Trust
0.886% due 03/25/2037	170,138	111,526
0.906% due 06/25/2036	2,583	1,741
0.936% due 09/25/2037	20,350	12,537
1.926% due 06/25/2035	5,000	4,002
NYMT Residential
4.000% due 03/25/2021	6,985	6,948
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032	3,944	3,973
5.410% due 11/15/2032	4,999	5,110
6.340% due 04/15/2029	266	273
7.945% due 03/15/2022	3,438	2,322
Ocean Trails CLO
1.113% due 06/27/2022	6,625	6,588
2.202% due 08/13/2025	8,000	7,994
OCP CLO Ltd.
2.283% due 11/22/2025	21,000	20,999
2.330% due 07/17/2026	2,000	1,999
Octagon Investment Partners Ltd.
1.190% due 08/25/2021	710	710
OHA Loan Funding Ltd.
2.261% due 01/23/2027	98,100	98,094
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	19,981	20,017
OneMain Financial Issuance Trust
3.190% due 03/18/2026	4,900	4,940
4.100% due 03/20/2028	200	204
Option One Mortgage Loan Trust
0.896% due 01/25/2037	12,067	7,036
0.896% due 02/25/2037	9,788	6,006
0.896% due 03/25/2037	52,079	30,226
0.936% due 07/25/2037	7,969	5,133
1.056% due 01/25/2036	15,665	13,373
1.056% due 05/25/2037	5,945	3,640
1.656% due 01/25/2034	3,305	3,080
Option One Mortgage Loan Trust Asset-Backed Certificates
1.216% due 11/25/2035	15,400	12,545
1.611% due 10/25/2032	4,238	4,082
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037	2,430	2,573
7.650% due 03/15/2032	4,176	4,339
Ownit Mortgage Loan Trust
1.356% due 10/25/2036 ^	7,180	6,169
3.563% due 12/25/2036	10,251	6,627
Palmer Square Loan Funding Ltd.
2.113% due 01/15/2025	81,000	80,994
2.181% due 01/21/2024	92,953	92,994
2.231% due 06/21/2024	48,697	48,804

Pangaea ABS SPV
0.019% due 12/28/2096	EUR	10,040	10,322
Park Place Securities, Inc.
1.206% due 09/25/2035		$97	96
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.226% due 09/25/2035		23,085	22,181
1.256% due 07/25/2035		4,924	4,911
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
1.476% due 05/25/2035		11,774	10,066
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.536% due 01/25/2036		670	669
1.701% due 02/25/2035		796	800
1.836% due 03/25/2035		4,500	4,419
People’s Choice Home Loan Securities Trust
1.304% due 05/25/2035 ^		9,280	9,028
People’s Financial Realty Mortgage Securities Trust
0.896% due 09/25/2036		32,757	13,832
Pinnacle Park CLO Ltd.
2.211% due 04/15/2026 (b)		50,350	50,350
Popular ABS Mortgage Pass-Through Trust
1.036% due 07/25/2035		1,227	1,199
1.416% due 08/25/2035		3,069	3,023
4.192% due 01/25/2036 ^		127	127
5.417% due 04/25/2035		129	127
Prestige Auto Receivables Trust
1.460% due 07/15/2020		19,500	19,484
Primus CLO Ltd.
1.113% due 07/15/2021		2,514	2,512
Progress Residential Trust
2.236% due 09/17/2033		41,391	41,803
Queen Street CLO BV
0.141% due 08/15/2024	EUR	2,209	2,326
RAAC Trust
0.874% due 05/25/2046		$10,561	10,158
0.934% due 02/25/2046		472	444
0.934% due 11/25/2046		877	762
0.964% due 10/25/2046		14,905	13,409
1.084% due 02/25/2037		5,000	3,712
1.156% due 09/25/2045		10,669	9,154
1.234% due 02/25/2046		19,679	14,582
1.956% due 09/25/2047		2,869	2,805
2.234% due 05/25/2039		4,000	3,775
2.256% due 09/25/2047		9,087	7,662
Race Point CLO Ltd.
1.637% due 12/15/2022		6,157	6,162
Renaissance Home Equity Loan Trust
1.464% due 08/25/2033		1,118	1,044
5.512% due 04/25/2037		6,734	3,155
5.580% due 11/25/2036		11,112	6,269
5.744% due 06/25/2037 ^		90,865	43,250
5.906% due 06/25/2037		24,253	11,859
6.115% due 08/25/2036		14,083	8,952
6.203% due 06/25/2037		23,832	12,305
7.750% due 09/25/2037 ^		38,409	23,307
Residential Asset Mortgage Products Trust
0.804% due 12/25/2035		47,573	37,014
0.926% due 07/25/2036		17,864	17,765
0.934% due 12/25/2035		55,743	41,219
0.936% due 11/25/2036		9,631	8,838
0.946% due 03/25/2036		5,155	5,072
0.986% due 01/25/2036		1,169	1,164
0.986% due 12/25/2036		15,000	10,585
1.026% due 10/25/2036		17,000	15,206
1.186% due 11/25/2035		12,673	12,324
1.296% due 07/25/2035		6,500	4,853
1.306% due 02/25/2035		5,645	5,518
1.334% due 04/25/2034		12,719	11,743
1.336% due 10/25/2035		10,046	7,772
1.346% due 08/25/2035		13,673	13,207
1.346% due 11/25/2035		1,000	639
1.386% due 09/25/2035		10,000	7,251
1.454% due 04/25/2034		9,172	8,185
1.514% due 06/25/2034		2,452	2,415
1.551% due 06/25/2035		5,000	4,703
1.574% due 10/25/2033		5,516	5,079
1.626% due 02/25/2034		3,654	3,540
1.731% due 09/25/2034		4,470	4,378
1.821% due 07/25/2035		10,889	8,834
1.956% due 01/25/2035 ^		2,858	2,032
2.159% due 04/25/2034 ^		2,375	1,704
2.406% due 11/25/2034		4,060	3,917
2.564% due 04/25/2034 ^		3,258	2,346
4.828% due 12/25/2033		56	57
5.290% due 06/25/2033		3	3
5.803% due 10/25/2033		247	249

Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		12,725	11,931
0.916% due 06/25/2036		12,978	12,663
0.916% due 07/25/2036		24,662	22,030
0.916% due 11/25/2036 ^		9,327	8,637
0.926% due 11/25/2036		28,910	25,648
0.936% due 04/25/2036		1,730	1,717
0.966% due 04/25/2037		42,437	36,099
0.976% due 02/25/2037		5,000	3,612
0.996% due 10/25/2036		41,063	32,922
1.006% due 11/25/2036		89,678	56,169
1.016% due 07/25/2036		16,750	10,449
1.026% due 04/25/2036		8,757	8,557
1.076% due 01/25/2036		893	892
1.096% due 04/25/2037		50,445	38,896
1.126% due 03/25/2036		20,029	18,878
1.136% due 02/25/2036		6,246	5,838
1.166% due 11/25/2035		28,033	24,112
1.176% due 12/25/2035		721	669
1.216% due 01/25/2036		10,500	9,225
1.256% due 07/25/2032 ^		770	700
1.334% due 04/25/2034		3,014	2,765
1.346% due 08/25/2035		7,500	7,205
1.346% due 09/25/2035		5,250	4,825
1.406% due 06/25/2035		4,241	3,960
1.551% due 01/25/2035		4,758	4,551
1.581% due 02/25/2034		6,002	5,743
1.596% due 12/25/2034		7,997	7,739
1.656% due 04/25/2035		4,724	4,632
5.120% due 12/25/2033		2,799	2,576
6.084% due 06/25/2032 ^		1,353	1,457
6.349% due 03/25/2032		63	62
Residential Funding Home Loan Trust
5.950% due 08/25/2034		1,569	1,637
RMAT LLC
4.090% due 07/27/2020		13,659	13,718
RMF Euro CDO PLC
0.180% due 07/18/2023	EUR	2,852	3,004
Salomon Mortgage Loan Trust
1.484% due 11/25/2033		$1,042	1,023
Saratoga Investment Corp. CLO Ltd.
2.267% due 10/20/2025		29,600	29,614
Saxon Asset Securities Trust
1.084% due 03/25/2032		569	539
1.234% due 11/25/2035		6,000	2,496
1.559% due 12/25/2033		4,934	4,726
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		581	196
0.836% due 11/25/2036 ^		224	81
0.856% due 07/25/2036		31,309	17,052
0.896% due 07/25/2036		24,315	18,077
0.906% due 07/25/2036		31,232	17,195
0.916% due 07/25/2036		7,677	3,825
0.916% due 11/25/2036		11,721	4,226
0.926% due 08/25/2036		11,694	5,193
0.956% due 12/25/2036		95,116	45,656
0.996% due 07/25/2036		5,715	3,207
1.006% due 05/25/2036		3,334	2,032
1.006% due 06/25/2036		10,640	7,965
1.046% due 11/25/2035		8,053	7,931
1.046% due 12/25/2035		7,899	7,164
1.156% due 11/25/2035		35,737	18,749
1.156% due 12/25/2035		17,932	8,079
1.431% due 01/25/2035		796	742
1.716% due 01/25/2036 ^		2,951	1,937
Securitized Term Auto Receivables Trust
1.284% due 11/26/2018		18,500	18,484
1.524% due 03/25/2020		5,000	4,972
SG Mortgage Securities Trust
0.896% due 10/25/2036		36,231	30,522
Shackleton CLO Ltd.
2.092% due 08/12/2023		15,632	15,644
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024		339	338
1.153% due 12/15/2023		6,187	6,140
1.203% due 12/16/2041		4,000	3,507
SLM Private Education Loan Trust
3.310% due 10/15/2046		12,201	12,368
3.954% due 05/16/2044		19,635	20,399
4.370% due 04/17/2028		13,131	13,440
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	4,282	4,404
0.088% due 10/25/2039		10,000	9,262
0.972% due 01/26/2026		$70,341	69,697

SMB Private Education Loan Trust
1.254% due 11/15/2023		27,210	27,219
2.750% due 07/15/2027		10,000	10,012
2.980% due 07/15/2027		8,485	8,581
3.050% due 05/15/2026		250	253
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		9,017	9,007
1.630% due 01/25/2036		80,500	80,311
1.706% due 01/25/2039		7,303	7,312
2.340% due 04/25/2033		7,800	7,642
2.510% due 08/25/2033		15,563	15,548
2.720% due 10/27/2036		54,478	54,572
3.020% due 10/25/2027		1,777	1,798
3.020% due 02/25/2040		28,200	28,187
Sorin Real Estate CDO Ltd.
1.248% due 06/07/2040		5,035	4,988
Soundview Home Loan Trust
0.866% due 01/25/2037		356	258
0.866% due 02/25/2037		238	92
0.886% due 07/25/2037		33	30
0.906% due 07/25/2036		83,922	78,190
0.916% due 10/25/2036		17,636	16,968
0.916% due 01/25/2037		64,953	47,351
0.926% due 06/25/2036		20,818	19,422
0.926% due 11/25/2036		83,759	35,142
0.966% due 06/25/2037		11,751	8,039
0.986% due 06/25/2036		10,000	7,456
0.996% due 07/25/2036		9,800	6,688
0.996% due 01/25/2037		28,268	20,810
1.006% due 11/25/2036		335	243
1.016% due 12/25/2035		744	738
1.026% due 12/25/2036		5,000	3,694
1.106% due 12/25/2035		20,000	17,978
1.126% due 03/25/2036		14,893	9,764
1.126% due 02/25/2037		25,324	10,309
1.266% due 08/25/2035		26,000	25,370
1.506% due 06/25/2035		17,750	12,973
1.581% due 06/25/2035		3,180	2,954
2.056% due 11/25/2033		674	669
Specialty Underwriting & Residential Finance Trust
0.996% due 09/25/2037		23,201	11,363
1.006% due 06/25/2037		7,523	5,513
1.026% due 04/25/2037		5,361	3,074
1.056% due 12/25/2036		126	125
1.356% due 06/25/2036		2,000	1,548
1.926% due 12/25/2035		2,000	1,578
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	39,384
SpringCastle America Funding LLC
3.050% due 04/25/2029		111,918	112,618
St Paul’s CLO Ltd.
0.000% due 01/15/2028 (b)	EUR	233,450	245,741
St Pauls CLO
0.000% due 04/25/2028 (b)		133,200	140,213
Streeterville ABS CDO Ltd.
1.231% due 11/03/2040		$127,531	106,489
Structured Asset Investment Loan Trust
0.886% due 07/25/2036		58,718	42,392
0.896% due 06/25/2036		43,315	35,272
0.906% due 07/25/2036		11,293	9,648
0.929% due 07/25/2036		65,207	41,321
1.066% due 01/25/2036		67,961	52,989
1.086% due 12/25/2035		6,016	5,927
1.456% due 04/25/2033		712	696
1.476% due 10/25/2035		63,800	54,493
1.491% due 03/25/2035		10,600	10,175
1.491% due 08/25/2035		6,669	6,528
1.521% due 08/25/2035		32,258	26,991
1.536% due 07/25/2035		13,234	12,383
1.656% due 04/25/2035		12,640	8,368
1.731% due 09/25/2034		155	138
Structured Asset Securities Corp.
1.506% due 02/25/2035		9,991	8,084
Structured Asset Securities Corp. Mortgage Loan Trust
0.886% due 05/25/2036		39,417	33,424
0.891% due 07/25/2036		63,205	59,416
0.896% due 09/25/2036		5,611	5,519
0.896% due 08/25/2046		51,633	44,611
0.906% due 09/25/2036		11,561	10,157
0.916% due 03/25/2036		32,693	27,162
0.916% due 04/25/2036		42,053	38,979
0.926% due 06/25/2037		10,520	9,448
0.936% due 03/25/2037		7,348	4,498
0.956% due 02/25/2037		22,407	20,933
0.976% due 10/25/2037		60,121	38,892
0.986% due 05/25/2047		6,000	4,838
1.006% due 09/25/2036		27,300	23,402
1.006% due 03/25/2037		31,945	19,761

1.046% due 07/25/2036	41,957	27,113
1.046% due 09/25/2036	62,675	42,949
1.056% due 04/25/2031	13,267	12,756
1.056% due 12/25/2035	25,353	16,519
1.056% due 01/25/2037	13,630	6,602
1.056% due 03/25/2037	11,000	6,857
1.066% due 05/25/2036	34,000	26,006
1.066% due 12/25/2036	35,465	15,047
1.076% due 05/25/2037	6,148	5,967
1.126% due 04/25/2036	10,300	9,320
1.226% due 02/25/2036	12,034	9,075
1.256% due 11/25/2037	5,100	3,236
1.426% due 11/25/2035	1,457	1,184
1.756% due 08/25/2037	20,627	20,007
1.806% due 08/25/2037	7,000	5,111
1.856% due 10/25/2037	81,012	39,513
2.156% due 11/25/2035	3,000	2,478
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.106% due 04/25/2033	289	288
3.450% due 02/25/2032	454	452
5.410% due 06/25/2033	138	138
Structured Asset Securities Corp. Trust
7.403% due 05/25/2031	4,137	3,612
Sudbury Mill CLO Ltd.
2.330% due 01/17/2026	5,250	5,249
Symphony CLO LP
1.976% due 01/09/2023	4,737	4,733
Symphony CLO Ltd.
1.630% due 01/15/2024	73,365	73,302
Taberna Preferred Funding Ltd.
1.281% due 02/05/2036	152,194	117,189
1.328% due 07/05/2035	35,946	27,301
Terwin Mortgage Trust
1.066% due 04/25/2037	15,805	10,785
THL Credit Wind River CLO Ltd.
2.330% due 01/15/2026	14,800	14,825
Tralee CLO Ltd.
1.803% due 07/20/2026	51,100	51,031
Trapeza CDO LLC
1.853% due 01/20/2034	1,611	1,450
Trapeza CDO Ltd.
1.072% due 11/09/2042	31,890	23,439
1.122% due 11/09/2042	14,000	7,350
1.154% due 04/06/2042	38,664	28,805
1.214% due 04/06/2042	8,300	4,316
1.216% due 01/27/2040	46,441	37,617
1.292% due 01/25/2035	14,800	11,544
Triaxx Prime CDO Ltd.
0.794% due 10/02/2039	33,207	24,995
Trimaran CLO Ltd.
1.333% due 06/15/2021	13,000	12,979
Tropic CDO Ltd.
1.170% due 07/15/2036	45,496	35,032
1.200% due 07/15/2036	47,512	33,734
Truman Capital Mortgage Loan Trust
1.016% due 03/25/2036	159	146
1.284% due 12/25/2032	361	362
TruPS Financials Note Securitization Ltd.
2.946% due 01/20/2038	128,900	117,299
U.S. Capital Funding Ltd.
1.156% due 10/10/2040	57,571	43,466
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036	590	590
Utah State Board of Regents
1.506% due 09/25/2056	50,373	50,027
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	5,922
Venture CDO Ltd.
1.111% due 01/20/2022	6,421	6,383
1.162% due 07/22/2021	19,090	19,022
Venture CLO Ltd.
1.609% due 11/14/2022	6,515	6,504
2.333% due 01/15/2027	111,500	111,500
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054	2,965	2,974
Vertical Bridge CC LLC
5.193% due 10/15/2046	11,079	10,912
VOLT LLC
3.375% due 10/25/2054	3,983	3,994
3.375% due 02/25/2055	3,969	3,989
3.500% due 09/25/2046	4,440	4,439
3.625% due 10/25/2057	5,506	5,520
3.875% due 04/25/2055	1,240	1,248
4.000% due 05/25/2046	4,187	4,205
4.250% due 02/26/2046	11,999	12,157
4.250% due 04/25/2046	8,236	8,315

Voya CLO Ltd.
2.180% due 10/15/2022		10,000	10,006
2.200% due 10/15/2022		5,000	5,006
WaMu Asset-Backed Certificates Trust
0.866% due 04/25/2037		64	29
0.906% due 01/25/2037		73,357	54,483
0.926% due 07/25/2047		20,679	13,194
0.981% due 05/25/2047		70,467	56,891
0.996% due 05/25/2047		36,766	25,064
1.006% due 05/25/2047		25,109	17,134
Wasatch Ltd.
0.935% due 11/14/2022		43,746	43,239
1.142% due 11/14/2022		72,910	71,637
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036		183	84
0.906% due 05/25/2036		20,194	15,032
0.936% due 10/25/2036		18,448	8,646
0.996% due 08/25/2036		13,181	7,513
Wells Fargo Home Equity Asset-Backed Securities Trust
0.986% due 04/25/2037		35,854	32,706
1.386% due 11/25/2035		2,600	2,484
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.386% due 04/25/2034		148	136
Westlake Automobile Receivables Trust
1.810% due 10/15/2019		92,000	91,889
WhiteHorse Ltd.
2.078% due 02/03/2025		27,800	27,799
Wood Street CLO BV
0.008% due 08/27/2022	EUR	1,722	1,814
0.399% due 03/29/2021		250	263
0.399% due 09/25/2022		7,100	7,398
Wrightwood Capital Real Estate CDO Ltd.
1.231% due 11/21/2040		$9,199	9,214

Total Asset-Backed Securities (Cost $18,167,936)			18,526,519

SOVEREIGN ISSUES 4.5%
Argentine Republic Government International Bond
6.250% due 04/22/2019		20,500	21,935
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	37,500	42,852
Brazil Government International Bond
5.625% due 02/21/2047		$250	220
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (f)	BRL	3,653,445	1,088,220
0.000% due 10/01/2017 (f)		1,738,180	490,895
0.000% due 01/01/2018 (f)		189,463	52,239
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (g)		180,161	57,216
6.000% due 08/15/2050 (g)		1,866,765	597,054
10.000% due 01/01/2025		174,803	49,936
Costa Rica Government International Bond
7.000% due 04/04/2044		$6,700	6,149
Indonesia Government International Bond
2.625% due 06/14/2023 (l)	EUR	22,400	23,751
3.750% due 06/14/2028		7,400	7,930
Mexico Government International Bond
4.000% due 03/15/2115		4,400	3,910
Republic of Greece Government International Bond
3.000% due 02/24/2023 (l)		5,465	4,713
3.000% due 02/24/2024 (l)		10,304	8,704
3.000% due 02/24/2025 (l)		5,465	4,537
3.000% due 02/24/2026 (l)		11,175	9,152
3.000% due 02/24/2027		14,875	11,997
3.000% due 02/24/2028		10,716	8,307
3.000% due 02/24/2029		7,466	5,639
3.000% due 02/24/2030		16,266	12,065
3.000% due 02/24/2031		7,266	5,290
3.000% due 02/24/2032 (l)		6,166	4,413
3.000% due 02/24/2033 (l)		5,866	4,124
3.000% due 02/24/2034 (l)		46,343	31,899
3.000% due 02/24/2035 (l)		9,906	6,734
3.000% due 02/24/2036		19,180	12,824
3.000% due 02/24/2037 (l)		6,366	4,244
3.000% due 02/24/2038		6,366	4,201
3.000% due 02/24/2039		8,600	5,692
3.000% due 02/24/2040		6,366	4,187
3.000% due 02/24/2041		7,066	4,672
3.000% due 02/24/2042		6,666	4,407
3.800% due 08/08/2017	JPY	6,139,000	51,480
4.500% due 07/03/2017		4,610,000	39,098
4.750% due 04/17/2019 (l)	EUR	88,710	88,373
Russia Government International Bond
5.625% due 04/04/2042		$2,600	2,805
5.625% due 04/04/2042 (l)		103,800	111,968
5.875% due 09/16/2043 (l)		37,600	41,721

Saudi Government International Bond
2.375% due 10/26/2021	14,400	13,995
3.250% due 10/26/2026	26,400	25,064
4.500% due 10/26/2046	182,220	175,022

Total Sovereign Issues (Cost $3,089,625)		3,149,634

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	2,788,322	0

FINANCIALS 0.0%
TIG FinCo PLC (j)	1,178,887	1,075

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(j)	8,220	13
NVHL S.A. ‘B’ (d)(j)	8,220	14
NVHL S.A. ‘C’ (d)(j)	8,220	14
NVHL S.A. ‘D’ (d)(j)	8,220	14
NVHL S.A. ‘E’ (d)(j)	8,220	14
NVHL S.A. ‘F’ (d)(j)	8,220	14
NVHL S.A. ‘G’ (d)(j)	8,220	14
NVHL S.A. ‘H’ (d)(j)	8,220	14
NVHL S.A. ‘I’ (d)(j)	8,220	14
NVHL S.A. ‘J’ (d)(j)	8,220	14

		139

Total Common Stocks (Cost $2,015)		1,214

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS	116,700	6

Total Warrants (Cost $0)		6

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (h)	1,200	1,428

Total Convertible Preferred Securities (Cost $1,127)		1,428

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% due 09/15/2023 (h)(j)	87,500	9,122
Navient Corp.
3.514% due 01/16/2018	51,000	1,288
VEREIT, Inc.
6.700% due 01/03/2019 (h)	260,000	6,599

Total Preferred Securities (Cost $15,155)		17,009

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.5%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.745% due 11/06/2017	$121,820	121,933
1.751% due 09/08/2017	119,800	119,990
Credit Suisse AG
1.753% due 09/12/2017	97,200	97,335
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017	75,900	76,041
Mizuho Bank Ltd.
1.653% due 12/12/2017	189,800	189,887
Natixis S.A.
1.688% due 09/25/2017	218,500	219,251

Norinchukin Bank
1.589% due 10/12/2017		27,500	27,565
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		129,300	129,518
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		70,150	70,268
1.723% due 09/18/2017		194,600	194,977

			1,246,765

REPURCHASE AGREEMENTS (k) 1.7%			1,233,265

SHORT-TERM NOTES 0.1%
Holmes Master Issuer PLC
1.304% due 04/15/2017		68,600	68,654

JAPAN TREASURY BILLS 2.3%
(0.266)% due 01/23/2017 - 01/30/2017 (e)(f)	JPY	187,440,000	1,604,034

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (f)	MXN	685,000	32,889

U.S. TREASURY BILLS 0.6%
0.459% due 01/12/2017 - 03/16/2017 (e)(f)(n)(p)		$401,742	401,522

Total Short-Term Instruments (Cost $4,786,819)			4,587,129

Total Investments in Securities (Cost $88,164,516)			88,051,581

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III		148,082,163	1,463,792

Total Short-Term Instruments (Cost $1,463,789)			1,463,792

Total Investments in Affiliates (Cost $1,463,789)			1,463,792

Total Investments (i) 126.7% (Cost $89,628,305)			$89,515,373
Financial Derivative Instruments (m)(o) 0.0% (Cost or Premiums, net $(812,848))			6,322
Other Assets and Liabilities, net (26.7)%			(18,860,169)

Net Assets 100.0%			$70,661,526

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$37,582	$38,268	0.05%
Farm Credit Bank of Texas 6.750% due 09/15/2023	12/16/2014	9,012	9,122	0.01
NVHL S.A. ‘A’	03/09/2012	26	13	0.00
NVHL S.A. ‘B’	03/09/2012	26	14	0.00
NVHL S.A. ‘C’	03/09/2012	26	14	0.00
NVHL S.A. ‘D’	03/09/2012	27	14	0.00
NVHL S.A. ‘E’	03/09/2012	27	14	0.00
NVHL S.A. ‘F’	03/09/2012	27	14	0.00
NVHL S.A. ‘G’	03/09/2012	27	14	0.00
NVHL S.A. ‘H’	03/09/2012	27	14	0.00
NVHL S.A. ‘I’	03/09/2012	27	14	0.00
NVHL S.A. ‘J’	03/09/2012	27	14	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	3,897	3,845	0.01
TIG FinCo PLC	04/02/2015	1,748	1,075	0.00

		$52,506	$52,449	0.07%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.400%	12/30/2016	01/03/2017		$297,300	U.S. Treasury Bonds 2.500% - 3.125% due 02/15/2043 - 02/15/2046	$(304,489)	$297,300	$297,313
						U.S. Treasury Notes 1.250% - 2.250% due 07/31/2018 - 07/31/2023
BOS	0.400	12/30/2016	01/03/2017		170,400	U.S. Treasury Bonds 2.875% - 3.750% due 05/15/2043 - 11/15/2043	(177,991)	170,400	170,408
JPS	0.400	12/30/2016	01/03/2017		740,600	U.S. Treasury Floating Rate Notes 0.686% due 10/31/2018	(759,524)	740,600	740,633
						U.S. Treasury Notes 1.500% - 2.250% due 07/31/2021 - 03/31/2023
SSB	0.010	12/30/2016	01/03/2017	CAD	24,965	U.S. Treasury Notes 0.750% due 12/31/2017 (2)	(25,467)	24,965	24,965

Total Repurchase Agreements							$(1,267,471)	$1,233,265	$1,233,319

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	0.860%	11/02/2016	01/10/2017			$(261,250)	$(261,637)
	0.870	11/16/2016	01/09/2017			(93,196)	(93,304)
	0.890	11/18/2016	01/18/2017			(257,500)	(257,793)
	0.890	11/25/2016	01/31/2017			(696)	(697)
	0.900	12/01/2016	01/20/2017			(96,781)	(96,861)
	0.930	11/29/2016	01/23/2017			(9,544)	(9,553)
BOS	(0.400)	01/03/2017	01/09/2017			(149,958)	(149,957)
	0.250	12/30/2016	01/03/2017			(24,844)	(24,844)
	0.750	12/30/2016	01/03/2017			(96,000)	(95,992)
	0.820	01/03/2017	04/03/2017			(126,719)	(126,719)
	1.000	12/06/2016	01/04/2017			(106,792)	(106,876)
	1.030	12/13/2016	01/17/2017			(66,417)	(66,457)
	2.350	12/30/2016	01/03/2017			(74,437)	(74,418)
BRC	(1.500)	12/13/2016	12/13/2017		EUR	(2,106)	(2,215)
	(0.750)	12/19/2016	12/19/2017			$(2,237)	(2,236)
	(0.600)	12/22/2016	12/22/2017			(895)	(895)
	(0.150)	11/15/2016	11/15/2017			(5,245)	(5,244)
	(0.150)	12/22/2016	12/22/2017			(12,634)	(12,633)
BSN	0.810	11/16/2016	01/03/2017			(992)	(994)
	0.820	11/16/2016	01/05/2017			(141,133)	(141,288)
	0.820	11/29/2016	01/05/2017			(6,136)	(6,141)
CFR	(1.500)	11/11/2016	11/11/2017		EUR	(4,441)	(4,655)
	(1.000)	11/16/2016	11/16/2017			(2,065)	(2,171)
	(1.000)	12/05/2016	12/05/2017			(2,673)	(2,811)
DBL	(18.000)	12/22/2016	12/22/2017			(161)	(170)
DBL	(15.000)	12/19/2016	12/19/2017			(1,930)	(2,031)
DEU	(0.650)	05/04/2016	TBD	(4)		$(9,751)	(9,708)
	(0.650)	05/17/2016	TBD	(4)		(4,834)	(4,814)
	0.200	01/03/2017	01/10/2017			(347,813)	(347,812)
	0.500	12/30/2016	01/03/2017			(336,000)	(335,981)
GRE	0.930	11/16/2016	01/03/2017			(47,144)	(47,202)
	0.970	11/08/2016	01/04/2017			(41,358)	(41,420)
JML	(6.000)	12/02/2016	12/02/2017			(3,951)	(3,942)
	(6.000)	12/20/2016	12/20/2017			(894)	(892)
	(1.500)	10/12/2016	10/12/2017		EUR	(3,500)	(3,671)
JPS	0.010	12/30/2016	01/03/2017			$(402,848)	(402,847)
	2.650	12/30/2016	01/03/2017			(338,443)	(338,343)
MYI	(18.000)	11/02/2016	11/02/2017		EUR	(372)	(379)
	(18.000)	11/03/2016	11/03/2017			(251)	(256)
	(18.000)	11/21/2016	11/21/2017			(1,486)	(1,530)
	(18.000)	11/30/2016	11/30/2017			(745)	(771)
	(18.000)	12/05/2016	12/05/2017			(551)	(571)
	(18.000)	12/06/2016	12/06/2017			(609)	(632)
	(18.000)	12/07/2016	12/07/2017			(403)	(413)
	(18.000)	12/09/2016	12/09/2017			(125)	(129)
	(18.000)	12/13/2016	12/13/2017			(155)	(162)
	(18.000)	12/19/2016	12/19/2017			(137)	(143)
	(18.000)	12/20/2016	12/20/2017			(2,090)	(2,185)
	(18.000)	12/28/2016	12/28/2017			(343)	(360)
NOM	0.850	10/13/2016	01/18/2017			$(480,893)	(481,824)
	0.850	11/21/2016	01/18/2017			(163,754)	(163,920)
	0.850	12/13/2016	01/18/2017			(156,876)	(156,954)
PAR	(7.000)	12/27/2016	12/27/2017		EUR	(241)	(254)
RDR	0.830	12/15/2016	01/20/2017			$(205,000)	(205,090)
	0.900	11/29/2016	01/04/2017			(3,295)	(3,298)
SCX	0.780	11/28/2016	02/13/2017			(4,225)	(4,228)
	0.780	12/09/2016	02/13/2017			(10,408)	(10,414)
	0.780	12/15/2016	02/13/2017			(13,227)	(13,233)
	0.790	11/28/2016	01/18/2017			(3,832)	(3,835)
	0.790	12/09/2016	01/18/2017			(1,131)	(1,132)
	0.790	12/15/2016	02/13/2017			(210,623)	(210,710)
	0.800	11/25/2016	01/20/2017			(995)	(996)
	0.800	11/28/2016	01/20/2017			(2,849)	(2,851)
	0.800	11/29/2016	01/20/2017			(1,818)	(1,819)
	0.800	12/09/2016	01/20/2017			(566)	(566)
	0.800	12/15/2016	01/20/2017			(176,850)	(176,925)
	0.820	11/25/2016	01/23/2017			(9,452)	(9,461)
	0.820	11/28/2016	01/23/2017			(3,733)	(3,737)
	0.870	11/25/2016	02/23/2017			(21,691)	(21,711)
	0.870	12/15/2016	02/23/2017			(22,401)	(22,411)
	0.920	11/28/2016	01/04/2017			(35,370)	(35,403)
	0.920	12/09/2016	01/04/2017			(8,624)	(8,629)
	0.930	11/29/2016	03/08/2017			(114)	(114)
	0.930	12/09/2016	03/08/2017			(452)	(453)
	0.930	12/15/2016	03/08/2017			(31,145)	(31,160)
SGY	(0.400)	01/03/2017	01/05/2017			(336,875)	(336,875)
	0.100	01/03/2017	01/04/2017			(347,813)	(347,812)

Total Reverse Repurchase Agreements							$(5,348,570)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	(2.250)%	12/30/2016	01/03/2017	$(297,714)	$(297,640)
GSC	0.000	12/23/2016	01/06/2017	(34,854)	(34,854)

Total Sale-Buyback Transactions					$(332,494)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,285,294) at a weighted average interest rate of 0.205%.
(4)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	01/01/2032	$5,000	$(5,217)	$(5,208)
Ginnie Mae, TBA	4.000	01/01/2047	6,000	(6,325)	(6,369)

Total Short Sales				$(11,542)	$(11,577)

(l)	Securities with an aggregate market value of $5,675,298 and cash of $23,640 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	360	$165	$234	$0
British pound currency March Futures	Short	03/2017	436	1,038	0	(229)
Euro currency March Futures	Short	03/2017	800	1,314	0	(530)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	640	102	0	(40)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	24,914	(15,453)	8,564	0

Total Futures Contracts				$(12,834)	$8,798	$(799)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.250%	EUR	22,400	$183	$70	$1	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		$25,200	205	57	2	0
Canadian Natural Resources Ltd.	1.000	03/20/2018	0.354		2,200	(18)	(6)	1	0
Chesapeake Energy Corp.	5.000	06/20/2017	0.205		1,200	30	11	1	0
Chesapeake Energy Corp.	5.000	09/20/2017	0.438		1,900	67	27	1	0
Chesapeake Energy Corp.	5.000	12/20/2017	0.549		20,450	927	385	31	0
Chesapeake Energy Corp.	5.000	09/20/2018	1.975		6,273	335	299	0	(2)
Chesapeake Energy Corp.	5.000	12/20/2018	2.207		5,970	335	247	20	0
Chesapeake Energy Corp.	5.000	03/20/2019	2.880		2,500	119	146	0	(2)
Constellation Energy Group, Inc.	1.000	06/20/2020	0.267		1,900	(48)	0	0	0
Devon Energy Corp.	1.000	03/20/2019	0.553		1,800	(18)	(12)	1	0
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.481		1,000	(12)	(5)	0	0
Navient Corp.	5.000	09/20/2020	2.713		3,000	243	115	0	(1)
Sprint Communications, Inc.	5.000	12/20/2021	3.462		11,600	800	574	27	0

						$3,148	$1,908	$85	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$25,300	$832	$279	$26	$0
CDX.EM-21 5-Year Index	5.000	06/20/2019	68,172	2,935	1,271	40	0
CDX.EM-24 5-Year Index	1.000	12/20/2020	32,316	(1,754)	607	0	(8)
CDX.EM-25 5-Year Index	1.000	06/20/2021	4,100	(237)	45	0	(2)
CDX.EM-26 5-Year Index	1.000	12/20/2021	256,700	(16,015)	341	0	(125)
CDX.HY-19 5-Year Index	5.000	12/20/2017	140,304	5,016	381	95	0
CDX.HY-20 5-Year Index	5.000	06/20/2018	85,056	4,733	1,623	63	0
CDX.HY-21 5-Year Index	5.000	12/20/2018	1,663	107	45	1	0
CDX.HY-24 5-Year Index	5.000	06/20/2020	2,267,617	184,957	86,169	1,876	0
CDX.HY-25 5-Year Index	5.000	12/20/2020	3,726,538	261,732	166,318	1,505	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	109,640	(7,831)	(340)	0	(92)
CDX.HY-27 5-Year Index	5.000	12/20/2021	2,203,800	(140,616)	(6,827)	0	(2,643)

				$293,859	$249,912	$3,606	$(2,870)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	123,425	$(371)	$(236)	$0	$(1)
Pay	1-Year BRL-CDI	12.000	01/04/2021		96,100	18	21	0	(4)
Pay	1-Year BRL-CDI	12.230	01/04/2021		437,400	1,852	(1,153)	0	(31)
Pay	1-Year BRL-CDI	12.810	01/04/2021		415,470	3,651	(985)	0	(46)
Pay	1-Year BRL-CDI	14.153	01/04/2021		607,500	(13,318)	(736)	134	0
Pay	1-Year BRL-CDI	15.590	01/04/2021		93,210	(3,205)	368	30	0
Pay	1-Year BRL-CDI	16.400	01/04/2021		444,160	(18,185)	696	169	0
Pay	3-Month CAD-Bank Bill	2.625	03/19/2027	CAD	172,700	9,132	(3,963)	444	0
Pay	3-Month CAD-Bank Bill	3.000	03/19/2027		376,200	30,262	(9,099)	998	0
Pay	3-Month CAD-Bank Bill	2.750	12/17/2027		132,800	7,630	2,083	329	0
Pay	3-Month CAD-Bank Bill	3.400	06/20/2029		34,700	3,813	(1,086)	94	0
Receive	3-Month CAD-Bank Bill	2.800	12/18/2043		289,300	(20,916)	17,114	0	(2,236)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		22,000	(4,105)	1,542	0	(190)
Receive	3-Month USD-LIBOR	1.250	12/21/2019		$4,023,600	50,439	74,980	0	(1,218)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		146,600	3,260	1,129	0	(164)
Pay	3-Month USD-LIBOR	1.750	12/21/2023		1,050,900	29,389	2,621	0	(2,118)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		5,285,050	284,487	239,737	0	(17,733)
Receive*	3-Month USD-LIBOR	1.500	06/21/2027		435,500	36,399	(1,326)	0	(1,503)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		2,963,130	240,803	495,535	0	(25,106)
Pay*	3-Month ZAR-JIBAR	7.750	03/15/2022	ZAR	575,300	(190)	(79)	101	0
Pay*	3-Month ZAR-JIBAR	8.000	03/15/2022		564,300	231	165	100	0
Pay*	3-Month ZAR-JIBAR	8.250	03/15/2022		16,695,000	19,181	16,578	2,983	0
Pay*	3-Month ZAR-JIBAR	8.000	03/15/2024		1,051,800	(457)	(565)	223	0
Pay*	3-Month ZAR-JIBAR	8.250	03/15/2024		2,150,400	1,128	963	461	0
Pay*	3-Month ZAR-JIBAR	8.300	03/15/2027		1,270,000	(432)	(717)	363	0
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	285,800	3,826	(201)	414	0
Pay	6-Month AUD-BBR-BBSW	4.500	06/15/2022		175,000	12,090	(1,752)	586	0
Pay	6-Month AUD-BBR-BBSW	4.000	03/15/2023		3,175,400	181,388	(34,618)	10,796	0
Pay	6-Month AUD-BBR-BBSW	4.250	03/15/2023		397,900	27,114	(4,836)	1,371	0
Pay	6-Month AUD-BBR-BBSW	4.250	12/11/2023		462,900	31,552	(7,381)	1,719	0
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2024		1,180,600	23,246	(21,893)	4,562	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		845,550	27,905	(17,625)	3,655	0
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026		923,900	(11,984)	(25,815)	4,779	0
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024	EUR	690,800	(94,969)	(4,167)	0	(2,214)
Receive*	6-Month EUR-EURIBOR	0.750	03/15/2032		1,000	45	3	0	(5)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	121,839,000	(11,654)	7,683	0	(2,589)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		15,980,000	2,755	233	0	(352)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		28,560,000	22,333	6,694	0	(3,293)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	3,849,000	(2,423)	(3,337)	0	(10)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		2,881,000	(1,276)	(2,629)	0	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		795,000	(2,346)	(2,747)	58	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		361,300	(1,191)	(1,278)	27	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		398,880	(1,417)	(1,417)	32	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		4,693,990	(20,138)	(17,375)	414	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		12,515,400	(45,222)	(44,871)	1,387	0
Pay	28-Day MXN-TIIE	5.680	05/28/2021		942,600	(3,302)	(3,302)	106	0
Pay	28-Day MXN-TIIE	5.650	06/02/2021		3,500,100	(12,560)	(12,560)	387	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		1,090,000	(4,076)	(1,153)	129	0
Pay	28-Day MXN-TIIE	5.900	07/20/2021		5,454,100	(17,418)	(17,817)	686	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		2,103,200	(3,417)	(2,221)	292	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		1,463,700	(5,119)	(725)	196	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		3,778,400	(4,165)	(3,778)	599	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,900,400	(8,397)	(8,780)	270	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		579,600	(280)	(280)	93	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		452,700	(184)	(184)	73	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		673,100	(516)	(516)	111	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022		994,200	(3,976)	(3,666)	166	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		4,623,900	(18,085)	(18,025)	775	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		500,000	(2,491)	(2,475)	86	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		2,193,000	(9,663)	(11,198)	384	0
Pay	28-Day MXN-TIIE	5.795	06/02/2023		940,200	(4,618)	(4,618)	175	0
Pay	28-Day MXN-TIIE	6.350	09/01/2023		631,300	(2,305)	(2,563)	124	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		408,900	(2,171)	(2,482)	89	0
Pay	28-Day MXN-TIIE	5.950	01/30/2026		1,087,630	(6,872)	(6,883)	303	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		3,105,200	(19,208)	(17,256)	868	0
Pay	28-Day MXN-TIIE	6.080	03/10/2026		1,311,600	(7,834)	(7,171)	371	0
Pay	28-Day MXN-TIIE	6.490	09/08/2026		2,636,700	(12,751)	(13,888)	825	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		107,000	(192)	(192)	36	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		407,400	(2,261)	(3,221)	167	0
Pay	28-Day MXN-TIIE	6.620	02/18/2030		440,000	(2,679)	(3,448)	186	0

						$645,590	$507,856	$43,726	$(58,813)

Total Swap Agreements						$942,597	$759,676	$47,417	$(61,688)

*	This instrument has a forward starting effective date.

(n)	Securities with an aggregate market value of $1,020,996 and cash of $39,561 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$4,818	AUD	6,622	$0	$(40)
	01/2017		2,971	GBP	2,380	0	(37)
BOA	01/2017	BRL	1,744,136		$535,159	0	(723)
	01/2017	DKK	5,496,883		831,620	53,301	0
	01/2017	JPY	16,498,993		144,504	3,324	0
	01/2017		$529,405	BRL	1,744,136	6,477	0
	01/2017		116,886	JPY	13,435,695	0	(1,918)
	02/2017	BRL	1,607,696		$485,137	0	(4,782)
	02/2017	DKK	5,900,704		836,760	0	(96)
	02/2017	MXN	75,925		3,645	2	0
	02/2017		$65,326	MXN	1,253,747	0	(5,177)
	02/2017		89,764	RUB	5,820,282	4,012	0
	04/2017	DKK	3,621,690		$547,032	31,644	0
BPS	01/2017	BRL	1,359,925		417,270	0	(564)
	01/2017	DKK	188,970		28,238	1,481	0
	01/2017	EUR	10,304		10,961	112	0
	01/2017	JPY	50,510,000		489,284	56,481	0
	01/2017		$23,560	AUD	31,704	0	(682)
	01/2017		406,777	BRL	1,359,925	11,057	0
	01/2017		3,405	EUR	3,255	21	0
	01/2017		5,896	JPY	681,400	0	(66)
	02/2017	MXN	620,035		$29,717	0	(29)
	02/2017		$351,776	MXN	6,902,863	199	(20,807)
	04/2017	BRL	457,289		$133,200	0	(3,875)
	10/2017		539,469		153,870	0	(918)
BRC	02/2017		$1,960	MXN	40,072	0	(38)
	07/2017	DKK	415,234		$63,342	3,954	0
CBK	01/2017	AUD	75,478		55,965	1,499	0
	01/2017	BRL	288,348		70,473	0	(18,121)
	01/2017	DKK	590,990		86,930	3,250	0
	01/2017	EUR	80,858		86,223	1,095	0
	01/2017	GBP	6,068		7,662	183	0
	01/2017	JPY	112,480,000		1,088,076	124,354	0
	01/2017		$88,475	BRL	288,348	120	0
	01/2017		127,437	EUR	122,537	1,571	0
	02/2017		2,258	MXN	42,581	0	(215)
	02/2017		56,077	RUB	3,598,099	1,895	0
	04/2017	BRL	335,100		$79,843	0	(20,605)
DUB	01/2017		1,560,353		478,768	0	(647)
	01/2017		$459,335	BRL	1,560,353	20,080	0
	04/2017	BRL	512,940		$149,650	0	(4,107)
	04/2017	DKK	438,270		66,382	4,013	0
FBF	01/2017	BRL	605,896		185,909	0	(251)
	01/2017		$181,297	BRL	605,896	4,863	0
	02/2017		8,581	MXN	173,144	0	(274)
	04/2017	BRL	630,360		$183,939	0	(5,015)
GLM	01/2017		115,460		35,193	0	(282)
	01/2017	DKK	1,278,125		185,961	5,290	(303)
	01/2017	EUR	6,571		6,973	55	0
	01/2017	GBP	271,893		338,711	3,605	0
	01/2017	JPY	6,455,658		55,577	374	(37)
	01/2017		$92,067	AUD	123,483	0	(2,961)
	01/2017		33,770	BRL	115,460	1,705	0
	01/2017		1,869	CAD	2,461	0	(36)
	01/2017		29,119	DKK	194,295	0	(1,608)
	01/2017		39,131	EUR	36,924	75	(333)
	01/2017		1,588,789	JPY	181,973,300	0	(31,663)
	02/2017	DKK	413,500		$58,232	0	(412)
	02/2017	MXN	1,597,521		81,778	5,136	0
	02/2017		$287,680	MXN	5,669,287	1,086	(16,780)
	02/2017	ZAR	272,920		$19,486	0	(261)
HUS	01/2017	AUD	314,096		233,827	7,173	0
	01/2017	BRL	220,395		67,624	0	(91)
	01/2017	DKK	238,660		33,426	0	(367)
	01/2017	GBP	475,998		593,314	6,649	0
	01/2017		$65,957	BRL	220,395	1,759	0
	01/2017		9,761	JPY	1,124,300	0	(140)
	02/2017	DKK	2,622,819		$372,692	716	0
	02/2017		$4,039	AUD	5,590	0	(8)
	02/2017		207,211	MXN	3,969,856	0	(16,756)
	02/2017		203,512	RUB	13,221,276	9,508	0
	02/2017		1,616	ZAR	22,280	0	(4)
	04/2017	BRL	228,660		$66,733	0	(1,809)
	10/2017	DKK	1,364,946		209,027	12,759	0
IND	02/2017	JPY	30,149,737		286,691	28,179	0
JPM	01/2017	AUD	78,692		57,874	1,089	0
	01/2017	BRL	3,247,938		962,307	0	(35,615)
	01/2017	DKK	924,190		133,197	2,916	(578)
	01/2017	EUR	13,416		13,971	0	(154)
	01/2017	JPY	24,450,000		235,232	25,798	0
	01/2017		$992,332	BRL	3,247,938	5,591	0
	01/2017		1,879,873	EUR	1,799,220	14,388	(29)
	01/2017		9,582	GBP	7,567	0	(256)
	01/2017		1,597,787	JPY	187,819,908	9,368	0
	02/2017	BRL	630,578		$189,776	0	(2,382)
	02/2017	CHF	3,283		3,349	116	0
	02/2017	EUR	1,796,797		1,879,863	0	(14,333)
	02/2017	JPY	187,819,908		1,599,768	0	(9,827)
	02/2017		$42,185	MXN	861,964	18	(850)
	02/2017		64,427	ZAR	887,758	0	(195)
	02/2017	ZAR	1,559,610		$112,799	136	(178)
	04/2017	BRL	1,489,100		354,970	0	(91,396)
	04/2017	DKK	341,360		51,975	3,398	0
	10/2017		158,440		24,283	1,501	0
	01/2018	BRL	189,463		53,160	0	(304)
MSB	01/2017		341,550		104,799	0	(142)
	01/2017	EUR	2,604,436		2,763,984	22,014	0
	01/2017	GBP	350,000		435,531	4,159	0
	01/2017		$100,000	BRL	341,550	4,941	0
	02/2017		5,569	MXN	105,110	0	(526)
	02/2017		422	ZAR	6,114	20	0
	04/2017	DKK	531,215		$80,136	4,540	0
NAB	01/2017		$16,917	AUD	22,651	0	(572)
	01/2017		1,618	GBP	1,290	0	(28)
NGF	02/2017		34,985	MXN	668,614	0	(2,908)
RBC	02/2017		7,238		151,097	18	(8)
SCX	01/2017	BRL	1,156,233		$354,771	0	(480)
	01/2017	CAD	10,111		7,495	0	(36)
	01/2017	GBP	21,846		27,801	876	0
	01/2017	JPY	362,079,952		3,240,263	141,984	0
	01/2017		$341,637	BRL	1,156,233	13,613	0
	01/2017		9,092	GBP	7,409	40	0
	02/2017	MXN	679,503		$33,097	451	0
	10/2017	BRL	1,189,038		328,101	0	(13,067)
SOG	01/2017	GBP	350,000		434,677	3,304	0
	02/2017		$6,121	MXN	119,685	0	(379)
	02/2017		51,063	ZAR	698,765	0	(506)
SSB	01/2017		902,374	EUR	863,515	6,742	0
	02/2017	EUR	863,515		$903,781	0	(6,543)
TOR	01/2017	BRL	4,569,113		1,346,996	0	(56,854)
	01/2017	GBP	5,674		7,028	35	0
	01/2017		$1,400,692	BRL	4,569,113	3,159	0
	02/2017	MXN	932,513		$44,562	0	(176)
UAG	01/2017	AUD	601,079		448,258	14,515	0
	01/2017	EUR	109,866		118,343	2,675	0

Total Forward Foreign Currency Contracts						$706,462	$(401,160)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	06/20/2018	0.331%	$1,300	$16	$(29)	$0	$(13)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.312%	EUR	33,700	$171	$83	$254	$0
	Colombia Government International Bond	1.000	06/20/2021	1.480		$6,500	(195)	66	0	(129)
	Colombia Government International Bond	1.000	12/20/2021	1.632		3,800	(143)	33	0	(110)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	1,890	(26)	28	2	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	1.766		$6,300	(664)	506	0	(158)
	Indonesia Government International Bond	1.000	06/20/2019	0.830		21,400	(367)	463	96	0
	Russia Government International Bond	1.000	03/20/2019	0.691		26,600	(671)	862	191	0
	Russia Government International Bond	1.000	12/20/2020	1.403		46,910	(2,955)	2,254	0	(701)
	Russia Government International Bond	1.000	12/20/2021	1.795		21,600	(833)	44	0	(789)
	Russia Government International Bond	1.000	06/20/2024	2.248		37,800	(2,993)	(54)	0	(3,047)
	Russia Government International Bond	1.000	09/20/2024	2.270		11,600	(984)	7	0	(977)
BPS	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	6,000	(1,679)	(383)	0	(2,062)
	Barclays Bank PLC	1.000	06/20/2017	0.290		10,800	0	43	43	0
	Brazil Government International Bond	1.000	03/20/2019	1.299		$11,500	(177)	107	0	(70)
	Colombia Government International Bond	1.000	06/20/2021	1.480		7,200	(213)	70	0	(143)
	Colombia Government International Bond	1.000	12/20/2021	1.632		7,660	(278)	56	0	(222)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	13,990	(207)	222	15	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		$17,300	(565)	133	0	(432)
	Petrobras Global Finance BV	1.000	06/20/2018	2.166		2,800	(205)	159	0	(46)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095		16,500	(551)	(261)	0	(812)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		37,644	(2,301)	(299)	0	(2,600)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		14,000	(1,459)	325	0	(1,134)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		4,200	(429)	(8)	0	(437)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502		3,500	(851)	368	0	(483)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		1,100	(162)	(14)	0	(176)
	Saudi Arabia Government International Bond	1.000	12/20/2021	1.130		2,600	(18)	3	0	(15)
BRC	Colombia Government International Bond	1.000	03/20/2019	0.823		12,900	(35)	90	55	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		6,400	(191)	64	0	(127)
	Colombia Government International Bond	1.000	12/20/2021	1.632		26,420	(912)	147	0	(765)
	Mexico Government International Bond	1.000	12/20/2021	1.545		10,500	(320)	58	0	(262)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095		10,100	(329)	(168)	0	(497)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		34,913	(3,208)	797	0	(2,411)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502		27,700	(6,410)	2,587	0	(3,823)
	Petroleos Mexicanos	1.000	12/20/2021	2.969		7,400	(622)	(27)	0	(649)
	Russia Government International Bond	1.000	03/20/2019	0.691		2,400	(66)	83	17	0
	Russia Government International Bond	1.000	06/20/2019	0.814		24,800	(798)	920	122	0
	Russia Government International Bond	1.000	12/20/2020	1.403		63,750	(4,027)	3,074	0	(953)
	Russia Government International Bond	1.000	06/20/2024	2.248		37,400	(3,684)	670	0	(3,014)
	Russia Government International Bond	1.000	09/20/2024	2.270		19,860	(1,792)	120	0	(1,672)
	South Africa Government International Bond	1.000	06/20/2021	1.949		77,200	(4,599)	1,555	0	(3,044)
	South Africa Government International Bond	1.000	12/20/2021	2.140		15,400	(1,036)	234	0	(802)
	Springleaf Finance Corp.	5.000	09/20/2021	4.215		4,400	232	(83)	149	0
CBK	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	3,500	7	3	10	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		32,800	(472)	508	36	0
	Deutsche Bank AG	1.000	12/20/2017	2.378		3,900	(280)	227	0	(53)
	Indonesia Government International Bond	1.000	03/20/2019	0.760		$12,900	(268)	341	73	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		7,200	(484)	(13)	0	(497)
	Royal Bank of Scotland PLC	1.000	12/20/2018	1.677	EUR	2,700	(59)	22	0	(37)
	Russia Government International Bond	1.000	03/20/2019	0.691		$49,313	(1,304)	1,658	354	0
	Russia Government International Bond	1.000	06/20/2019	0.814		138,700	(4,550)	5,233	683	0
	Russia Government International Bond	1.000	12/20/2020	1.403		18,390	(1,176)	901	0	(275)
	Russia Government International Bond	1.000	06/20/2024	2.248		30,700	(2,764)	290	0	(2,474)
	Russia Government International Bond	1.000	09/20/2024	2.270		26,300	(1,903)	(311)	0	(2,214)
	Saudi Arabia Government International Bond	1.000	12/20/2021	1.130		3,300	(20)	1	0	(19)
DUB	Brazil Government International Bond	1.000	09/20/2018	1.115		15,400	(233)	209	0	(24)
	Colombia Government International Bond	1.000	06/20/2019	0.892		17,000	9	42	51	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		3,250	(95)	30	0	(65)
	Colombia Government International Bond	1.000	12/20/2021	1.632		8,800	(312)	57	0	(255)
	Indonesia Government International Bond	1.000	06/20/2019	0.830		13,800	(182)	244	62	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		10,500	(320)	58	0	(262)
	South Africa Government International Bond	1.000	12/20/2021	2.140		19,100	(1,267)	273	0	(994)
GST	Brazil Government International Bond	1.000	09/20/2018	1.115		30,800	(468)	420	0	(48)

	Brazil Government International Bond	1.000	03/20/2019	1.299		34,500	(555)	344	0	(211)
	Colombia Government International Bond	1.000	03/20/2019	0.823		12,900	(35)	90	55	0
	Colombia Government International Bond	1.000	12/20/2021	1.632		21,680	(768)	140	0	(628)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	1.766		7,300	(772)	589	0	(183)
	Mexico Government International Bond	1.000	12/20/2021	1.545		19,800	(656)	162	0	(494)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		21,950	(1,450)	(66)	0	(1,516)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		900	(87)	14	0	(73)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		9,600	(1,032)	33	0	(999)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502		30,407	(7,250)	3,053	0	(4,197)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		21,800	(3,582)	100	0	(3,482)
	Petroleos Mexicanos	1.000	12/20/2021	2.969		1,900	(167)	0	0	(167)
	Russia Government International Bond	1.000	09/20/2018	0.498		19,000	(278)	449	171	0
	Russia Government International Bond	1.000	03/20/2019	0.691		42,400	(656)	960	304	0
	Russia Government International Bond	1.000	06/20/2019	0.814		9,700	(311)	359	48	0
	Russia Government International Bond	1.000	03/20/2020	1.121		3,100	(380)	369	0	(11)
	Russia Government International Bond	1.000	06/20/2020	1.230		2,700	(251)	231	0	(20)
	Russia Government International Bond	1.000	12/20/2020	1.403		10,800	(688)	527	0	(161)
	Russia Government International Bond	1.000	06/20/2021	1.622		18,500	(1,362)	883	0	(479)
	Russia Government International Bond	1.000	06/20/2024	2.248		8,400	(789)	112	0	(677)
	South Africa Government International Bond	1.000	06/20/2021	1.949		9,400	(563)	192	0	(371)
	South Africa Government International Bond	1.000	12/20/2021	2.140		62,300	(4,163)	920	0	(3,243)
	Springleaf Finance Corp.	5.000	12/20/2019	2.883		4,100	200	50	250	0
HUS	Brazil Government International Bond	1.000	09/20/2018	1.115		11,500	(175)	157	0	(18)
	Colombia Government International Bond	1.000	03/20/2019	0.823		12,900	(29)	84	55	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		6,500	(194)	65	0	(129)
	Colombia Government International Bond	1.000	12/20/2021	1.632		13,420	(471)	82	0	(389)
	Indonesia Government International Bond	1.000	03/20/2019	0.760		25,800	(503)	649	146	0
	Indonesia Government International Bond	1.000	06/20/2019	0.830		5,200	(82)	106	24	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		5,000	(167)	42	0	(125)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		79,102	(4,947)	(516)	0	(5,463)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		10,600	(1,162)	303	0	(859)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		3,140	(328)	1	0	(327)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502		13,900	(3,598)	1,679	0	(1,919)
	Petroleos Mexicanos	1.000	12/20/2021	2.969		6,600	(573)	(6)	0	(579)
	Russia Government International Bond	1.000	09/20/2018	0.498		34,500	(497)	807	310	0
	Russia Government International Bond	1.000	03/20/2019	0.691		38,300	(767)	1,042	275	0
	Russia Government International Bond	1.000	06/20/2019	0.814		40,240	(1,153)	1,351	198	0
	Russia Government International Bond	1.000	12/20/2020	1.403		26,370	(1,663)	1,269	0	(394)
	Russia Government International Bond	1.000	06/20/2024	2.248		18,340	(1,570)	92	0	(1,478)
	Russia Government International Bond	1.000	09/20/2024	2.270		14,861	(1,707)	456	0	(1,251)
	South Africa Government International Bond	1.000	06/20/2021	1.949		26,700	(1,548)	495	0	(1,053)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	4,400	(1,176)	(336)	0	(1,512)
	Brazil Government International Bond	1.000	09/20/2018	1.115		$19,300	(293)	263	0	(30)
	Brazil Government International Bond	1.000	03/20/2019	1.299		13,500	(277)	194	0	(83)
	Colombia Government International Bond	1.000	03/20/2019	0.823		12,900	(26)	81	55	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		9,900	(294)	97	0	(197)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	16,400	(190)	208	18	0
	Indonesia Government International Bond	1.000	03/20/2019	0.760		$12,900	(268)	341	73	0
	Indonesia Government International Bond	1.000	06/20/2019	0.830		22,200	(389)	489	100	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		7,400	(225)	40	0	(185)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		13,418	(764)	(163)	0	(927)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		7,400	(1,192)	10	0	(1,182)
	Russia Government International Bond	1.000	09/20/2018	0.498		42,700	(629)	1,013	384	0
	Russia Government International Bond	1.000	03/20/2019	0.691		27,300	(376)	572	196	0
	Russia Government International Bond	1.000	06/20/2019	0.814		31,700	(1,140)	1,296	156	0
	Russia Government International Bond	1.000	09/20/2020	1.323		34,600	(2,895)	2,508	0	(387)
	Russia Government International Bond	1.000	12/20/2020	1.403		37,800	(3,474)	2,909	0	(565)
	Russia Government International Bond	1.000	12/20/2021	1.795		34,400	(1,326)	70	0	(1,256)
	Russia Government International Bond	1.000	06/20/2024	2.248		9,200	(703)	(39)	0	(742)
	Saudi Arabia Government International Bond	1.000	12/20/2021	1.130		6,100	(42)	7	0	(35)
	South Africa Government International Bond	1.000	12/20/2021	2.140		11,600	(781)	177	0	(604)
MYC	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	1,200	(321)	(91)	0	(412)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		$50,100	(2,873)	(587)	0	(3,460)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.781		1,400	(121)	133	12	0
	Russia Government International Bond	1.000	03/20/2019	0.691		5,000	(137)	173	36	0
	Russia Government International Bond	1.000	12/20/2020	1.403		9,100	(871)	735	0	(136)
	South Africa Government International Bond	1.000	12/20/2021	2.140		7,600	(510)	114	0	(396)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622		65,100	(3,958)	2,272	0	(1,686)
	South Africa Government International Bond	1.000	06/20/2021	1.949		9,700	(559)	176	0	(383)
	South Africa Government International Bond	1.000	12/20/2021	2.140		39,700	(2,714)	648	0	(2,066)
SOG	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	6,800	(78)	86	8	0
UAG	South Africa Government International Bond	1.000	12/20/2021	2.140		$800	(56)	14	0	(42)

							$(138,080)	$56,206	$5,087	$(86,961)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$142,360	$(29,490)	$10,630	$0	$(18,860)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	45,641	(25,616)	15,005	0	(10,611)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,555	(3,159)	1,336	0	(1,823)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	3,028	(81)	75	0	(6)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	45,044	(1,408)	1,356	0	(52)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	188,710	(5,301)	5,247	0	(54)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	8,000	(19)	60	41	0
BPS	CDX.EM-17 5-Year Index	5.000	06/20/2017	45,500	345	(99)	246	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	13,631	(3,200)	1,394	0	(1,806)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	14,353	(8,109)	4,772	0	(3,337)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	12,494	(444)	440	0	(4)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	30,400	(1,000)	1,157	157	0
	PrimeX.ARM.2-AAA Index	4.580	12/25/2037	6,107	247	(185)	62	0
CBK	ABX.HE.AA.6-1 Index	0.320	07/25/2045	21,970	(10,710)	7,086	0	(3,624)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	110,227	(62,044)	36,418	0	(25,626)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	2,126	(75)	71	0	(4)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	67,565	(2,174)	2,095	0	(79)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	49,976	(2,105)	2,091	0	(14)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,820)	1,251	0	(569)
DUB	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	20,094	(11,303)	6,632	0	(4,671)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	18,538	(10,542)	4,458	0	(6,084)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	1,914	(48)	44	0	(4)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	187,268	(6,717)	6,499	0	(218)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	158,924	(4,319)	4,274	0	(45)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	192,300	(8,719)	7,649	0	(1,070)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	595,300	(38,483)	31,706	0	(6,777)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	10,000	(1,005)	787	0	(218)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(208)	260	52	0
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	28,886	(25,672)	13,444	0	(12,228)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	550	(436)	260	0	(176)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	185,435	(104,249)	61,139	0	(43,110)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	108,314	(61,594)	26,047	0	(35,547)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	2,122	(56)	52	0	(4)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	136,990	(7,189)	7,030	0	(159)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	288,362	(9,366)	9,283	0	(83)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	319,100	(10,824)	9,049	0	(1,775)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	168,800	(8,696)	6,774	0	(1,922)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	68,000	(1,528)	1,878	350	0
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	20,296	(4,587)	1,898	0	(2,689)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	69,610	(29,113)	12,930	0	(16,183)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,555	(1,932)	109	0	(1,823)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	1,063	(37)	35	0	(2)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	56,752	(1,314)	1,248	0	(66)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	204,707	(7,431)	7,372	0	(59)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	116,600	(4,228)	3,579	0	(649)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	204,900	(12,994)	10,661	0	(2,333)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	253,100	(12,936)	7,407	0	(5,529)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(9)	61	52	0
	CMBX.NA.AS.9 Index	1.000	09/17/2058	25,000	(1,882)	1,520	0	(362)
HUS	CDX.EM-17 5-Year Index	5.000	06/20/2017	22,750	227	(104)	123	0
JPM	ABX.HE.AA.6-2 Index	0.170	05/25/2046	969	(407)	(3)	0	(410)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	150	(91)	43	0	(48)
	ABX.HE.AA.7-2 Index	1.920	01/25/2038	150	(84)	(35)	0	(119)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	14,353	(8,055)	4,718	0	(3,337)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	30,993	(1,181)	1,145	0	(36)
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	100,600	(4,532)	3,972	0	(560)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	588,800	(35,350)	28,647	0	(6,703)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	16,013	(3,180)	1,059	0	(2,121)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	8,151	(329)	327	0	(2)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	48,800	(2,567)	2,296	0	(271)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	145,500	(9,443)	7,787	0	(1,656)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	158,400	(12,402)	8,942	0	(3,460)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	14,932	(3,010)	1,032	0	(1,978)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	22,964	(12,889)	7,550	0	(5,339)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	13,886	(7,897)	3,340	0	(4,557)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	9,935	(141)	121	0	(20)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	176,524	(5,817)	5,612	0	(205)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	176,916	(4,868)	4,817	0	(51)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	127,000	(4,348)	3,642	0	(706)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	64,900	(4,510)	3,771	0	(739)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	9,000	(895)	698	0	(197)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,700	(682)	778	96	0
SAL	CMBX.NA.AAA.8 Index	0.500	10/17/2057	41,200	(2,256)	1,787	0	(469)
UAG	CMBX.NA.AAA.6 Index	0.500	05/11/2063	57,473	(2,104)	2,088	0	(16)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,400	(820)	718	0	(102)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	52,000	(3,102)	2,510	0	(592)

					$(674,313)	$431,543	$1,179	$(243,949)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	$(137)	$8,962	$8,825	$0
DUB	Pay	3-Month USD-LIBOR	2.100	02/21/2022		$2,980,000	(17)	(1,127)	0	(1,144)
GLM	Pay	3-Month USD-LIBOR	2.100	02/21/2022		31,500	(2)	(10)	0	(12)
	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	145,800	(204)	13,441	13,237	0
	Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	325,000	(47)	(158)	0	(205)
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	06/15/2022	AUD	128,000	(64)	11,312	11,248	0

							$(471)	$32,420	$33,310	$(1,361)

Total Swap Agreements							$(812,848)	$520,140	$39,576	$(332,284)

(p)	Securities with an aggregate market value of $373,886 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,289,422	$61,220	$2,350,642
Corporate Bonds & Notes
Banking & Finance	0	9,488,638	1,344,497	10,833,135
Industrials	0	2,175,000	7,629	2,182,629
Utilities	0	2,035,348	0	2,035,348
Convertible Bonds & Notes
Banking & Finance	0	34,859	0	34,859
Municipal Bonds & Notes
California	0	23,877	0	23,877
Illinois	0	85,057	0	85,057
Missouri	0	0	60,743	60,743
New York	0	1,396	0	1,396
U.S. Government Agencies	0	12,098,794	0	12,098,794
U.S. Treasury Obligations	0	17,945,217	0	17,945,217
Non-Agency Mortgage-Backed Securities	0	13,427,519	689,426	14,116,945
Asset-Backed Securities	0	18,277,561	248,958	18,526,519
Sovereign Issues	0	3,149,634	0	3,149,634
Common Stocks
Financials	0	0	1,075	1,075
Health Care	0	139	0	139
Warrants
Information Technology	0	0	6	6
Convertible Preferred Securities
Banking & Finance	0	1,428	0	1,428
Preferred Securities
Banking & Finance	1,288	15,721	0	17,009
Short-Term Instruments
Certificates of Deposit	0	1,246,765	0	1,246,765
Repurchase Agreements	0	1,233,265	0	1,233,265
Short-Term Notes	0	68,654	0	68,654
Japan Treasury Bills	0	1,604,034	0	1,604,034
Mexico Treasury Bills	0	32,889	0	32,889
U.S. Treasury Bills	0	401,522	0	401,522
	$1,288	$85,636,739	$2,413,554	$88,051,581

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,463,792	$0	$0	$1,463,792

Total Investments	$1,465,080	$85,636,739	$2,413,554	$89,515,373

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,577)	$0	$(11,577)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,798	47,417	0	56,215
Over the counter	0	746,038	0	746,038
	$8,798	$793,455	$0	$802,253

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(799)	(61,688)	0	(62,487)
Over the counter	0	(733,444)	0	(733,444)
	$(799)	$(795,132)	$0	$(795,931)

Total Financial Derivative Instruments	$7,999	$(1,677)	$0	$6,322

Totals	$1,473,079	$85,623,485	$2,413,554	$89,510,118

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$57,424	$0	$(2,642)	$72	$1	$6,365	$0	$0	$61,220	$6,363
Corporate Bonds & Notes
Banking & Finance	0	1,355,556	0	0	0	(11,059)	0	0	1,344,497	(11,059)
Industrials	0	6,064	(62)	0	0	27	1,604	(4)	7,629	23
Utilities	5,805	0	(5,666)	0	0	(139)	0	0	0	0
Municipal Bonds & Notes
Missouri	0	68,279	(8,400)	210	525	129	0	0	60,743	129
U.S. Government Agencies	84,680	92	(3,666)	(1)	10	568	0	(81,683)	0	0
Non-Agency Mortgage-Backed Securities	629,755	42,600	(9,224)	1,107	941	29,831	0	(5,584)	689,426	30,031
Asset-Backed Securities	88,347	196,004	(8,849)	555	595	(651)	0	(27,043)	248,958	1,579
Common Stocks
Financials	813	0	0	0	0	262	0	0	1,075	262
Warrants
Information Technology	0	0	0	0	0	6	0	0	6	6

Totals	$866,824	$1,668,595	$(38,509)	$1,943	$2,072	$25,339	$1,604	$(114,314)	$2,413,554	$27,334

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$3,201	Other Valuation Techniques (2)	—	—
	42,113	Proxy Pricing	Base Price	99.375 - 102.000
	15,906	Third Party Vendor	Broker Quote	90.750
Corporate Bonds & Notes
Banking & Finance	1,344,497	Proxy Pricing	Base Price	97.500 - 99.899
Industrials	6,025	Proxy Pricing	Base Price	99.500 - 101.000
	1,604	Third Party Vendor	Broker Quote	101.478 - 103.250
Municipal Bonds & Notes
Missouri	60,743	Proxy Pricing	Base Price	94.000
Non-Agency Mortgage-Backed Securities	10,951	Other Valuation Techniques (2)	—	—
	561,280	Proxy Pricing	Base Price	62.000 - 101.780
	117,195	Third Party Vendor	Broker Quote	77.563 - 85.281
Asset-Backed Securities	248,958	Proxy Pricing	Base Price	3.141 - 100.000
Common Stocks
Financials	1,075	Other Valuation Techniques (2)	—	—
Warrants
Information Technology	6	Other Valuation Techniques (2)	—	—

Total	$2,413,554

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2%
CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 7.6%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		$150	$150
4.625% due 10/30/2020		700	730
Ally Financial, Inc.
2.750% due 01/30/2017		1,100	1,100
3.250% due 09/29/2017		3,500	3,528
American International Group, Inc.
5.850% due 01/16/2018		500	522
Bank of America Corp.
4.057% due 10/21/2025	MXN	65,000	3,669
6.400% due 08/28/2017		$1,000	1,031
Bank of America N.A.
1.750% due 06/05/2018		1,400	1,400
BPCE S.A.
4.625% due 07/11/2024		1,200	1,186
BRFkredit A/S
2.000% due 10/01/2017	DKK	5,100	735
2.500% due 10/01/2047		1,100	158
4.000% due 01/01/2018		2,700	399
CIT Group, Inc.
5.000% due 05/15/2018		$100	102
Citigroup, Inc.
1.406% due 05/01/2017		2,800	2,802
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,230	351
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	605
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (g)		1,500	1,530
Deutsche Bank AG
1.350% due 05/30/2017		2,300	2,295
2.792% due 05/10/2019		370	376
4.250% due 10/14/2021		4,600	4,619
6.000% due 09/01/2017		330	338
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		3,000	3,001
1.500% due 01/17/2017		350	350
6.625% due 08/15/2017		1,600	1,649
Goldman Sachs Group, Inc.
2.163% due 09/15/2020		3,300	3,333
ING Bank NV
2.625% due 12/05/2022		1,200	1,193
International Lease Finance Corp.
5.875% due 04/01/2019		100	106
6.250% due 05/15/2019		400	431
8.250% due 12/15/2020		100	117
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,500	4,501
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,754
Navient Corp.
5.500% due 01/15/2019		$1,000	1,040
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,900	559
2.000% due 10/01/2017		7,800	1,124
2.000% due 01/01/2018		200	29
2.500% due 10/01/2047		1,800	257
Novo Banco S.A.
5.000% due 04/23/2019	EUR	50	36
Nykredit Realkredit A/S
1.000% due 07/01/2017	DKK	3,100	442
1.000% due 10/01/2017		14,900	2,134
2.000% due 10/01/2017		6,200	893
2.000% due 04/01/2018		7,700	1,122
2.500% due 10/01/2047		7,300	1,043
3.000% due 10/01/2047		2,000	295
Realkredit Danmark A/S
1.000% due 01/01/2017		7,600	1,076
1.000% due 04/01/2017		200	28
1.000% due 01/01/2018		3,700	532
1.000% due 04/01/2018		10,600	1,526
2.000% due 04/01/2017		6,600	940
2.000% due 01/01/2018		4,300	623

2.500% due 10/01/2047		6,100	873
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,620	2,664
Synchrony Financial
2.287% due 11/09/2017		300	302
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,789
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021		12,600	12,998
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	700	735

			78,121

INDUSTRIALS 2.0%
AbbVie, Inc.
3.200% due 05/14/2026		$2,450	2,332
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,209
Celgene Corp.
2.300% due 08/15/2018		$200	201
General Motors Co.
3.500% due 10/02/2018		3,000	3,061
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,400	2,507
5.014% due 12/27/2017		300	309
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$200	209
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	107
SFR Group S.A.
6.000% due 05/15/2022		2,600	2,678
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,300	1,300
2.000% due 04/01/2018		2,000	2,003

			20,916

UTILITIES 0.1%
Nevada Power Co.
6.500% due 08/01/2018		600	645

Total Corporate Bonds & Notes (Cost $103,434)			99,682

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		175	158

Total Municipal Bonds & Notes (Cost $137)			158

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.921% due 02/25/2018 (a)		3,175	61
Fannie Mae, TBA
3.000% due 02/01/2047		15,050	14,919
3.500% due 01/01/2032		4,000	4,166

Total U.S. Government Agencies (Cost $19,198)			19,146

U.S. TREASURY OBLIGATIONS 49.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		320	315
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 †		45,539	45,964
0.125% due 04/15/2019 (j)(o)		15,092	15,284
0.125% due 04/15/2020 (m)		11,633	11,756
0.125% due 07/15/2022 (j)(o)		31,655	31,757
0.125% due 01/15/2023		16,860	16,747
0.125% due 07/15/2024		1,965	1,931
0.125% due 07/15/2026 †		1,234	1,194
0.250% due 01/15/2025		13,838	13,616
0.375% due 07/15/2023		33,289	33,611
0.375% due 07/15/2025 †		13,862	13,793
0.625% due 07/15/2021 †		4,290	4,429
0.625% due 01/15/2024		12,452	12,680
0.625% due 02/15/2043 (o)		2,839	2,603
0.750% due 02/15/2042 (o)		289	274
1.000% due 02/15/2046		24,749	24,870
1.250% due 07/15/2020 (m)		17,135	18,104
1.375% due 01/15/2020 (m)		37,111	39,044
1.375% due 02/15/2044 (j)		39,806	43,495
1.375% due 02/15/2044 †		550	601

1.625% due 01/15/2018 (o)		462	474
1.625% due 01/15/2018 (m)†		31,326	32,152
1.750% due 01/15/2028 (o)		92	103
2.125% due 02/15/2040 (o)		1,040	1,290
2.125% due 02/15/2041		3,411	4,251
2.375% due 01/15/2025 (j)(o)		56,211	64,578
2.375% due 01/15/2027		1,654	1,939
2.500% due 01/15/2029 (j)		41,701	50,346
2.500% due 01/15/2029 †		5,460	6,592
3.625% due 04/15/2028 (o)		239	315
3.875% due 04/15/2029		3,191	4,366
U.S. Treasury Notes
0.875% due 01/31/2017 †		3,600	3,601
1.750% due 11/30/2021		840	833
2.000% due 02/15/2025 (j)(o)		6,870	6,679
2.125% due 12/31/2021 (o)		500	504

Total U.S. Treasury Obligations (Cost $509,846)			510,091

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Alternative Loan Trust
1.406% due 12/25/2035 ^		1,250	907
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049		128	129
Banc of America Mortgage Trust
3.244% due 06/25/2035		326	306
3.270% due 08/25/2035 ^		282	259
Bear Stearns Adjustable Rate Mortgage Trust
3.101% due 03/25/2035		75	72
Countrywide Alternative Loan Trust
0.934% due 12/20/2046 ^		362	263
3.017% due 10/25/2035 ^		104	88
5.500% due 01/25/2036		542	455
6.000% due 08/25/2036 ^		193	169
6.000% due 04/25/2037		567	494
6.250% due 11/25/2036 ^		160	141
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		530	494
3.045% due 04/20/2035		47	47
6.000% due 05/25/2037 ^		744	632
Deutsche ALT-A Securities, Inc.
1.056% due 04/25/2037		1,006	528
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		513	427
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	544	434
GSR Mortgage Loan Trust
3.010% due 09/25/2035		$50	52
6.000% due 11/25/2035 ^		593	493
IndyMac Mortgage Loan Trust
0.936% due 07/25/2047		1,017	692
JPMorgan Mortgage Trust
2.947% due 06/25/2035		21	21
Lehman Mortgage Trust
5.314% due 01/25/2036 ^		771	717
Marche Mutui SRL
0.108% due 02/25/2055	EUR	136	143
1.938% due 01/27/2064		382	405
MASTR Alternative Loan Trust
1.156% due 03/25/2036		$475	92
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		308	315
Morgan Stanley Mortgage Loan Trust
2.734% due 06/25/2036		319	311
New York Mortgage Trust
3.112% due 05/25/2036 ^		318	288
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^		1,412	664
6.250% due 11/25/2036		221	156
Structured Asset Mortgage Investments Trust
0.966% due 05/25/2036		653	508
0.976% due 05/25/2036		811	628
1.036% due 02/25/2036 ^		900	762
WaMu Mortgage Pass-Through Certificates Trust
2.617% due 11/25/2036 ^		839	751
2.752% due 10/25/2035		2,549	2,456
2.845% due 09/25/2033		23	22
Wells Fargo Mortgage-Backed Securities Trust
2.858% due 12/25/2033		64	63
3.004% due 11/25/2034		153	153
3.072% due 10/25/2035		126	126
3.083% due 04/25/2036 ^		638	629

Total Non-Agency Mortgage-Backed Securities (Cost $16,628)			16,292

ASSET-BACKED SECURITIES 3.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.538% due 08/15/2033		153	146
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		800	801
Citigroup Mortgage Loan Trust, Inc.
0.836% due 01/25/2037		415	263
Countrywide Asset-Backed Certificates
0.986% due 05/25/2037		1,100	739
Countrywide Asset-Backed Certificates Trust
1.224% due 10/25/2035		3,200	3,053
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		713	377
Finn Square CLO Ltd.
2.207% due 12/24/2023		500	501
Fremont Home Loan Trust
0.906% due 10/25/2036		5,897	3,003
0.996% due 10/25/2036		3,241	1,677
GCAT LLC
4.250% due 10/25/2019		619	623
GSAMP Trust
0.916% due 05/25/2046		203	190
Jubilee CDO BV
0.023% due 07/30/2024	EUR	530	559
0.179% due 09/20/2022		900	948
Long Beach Mortgage Loan Trust
1.056% due 01/25/2036		$2,300	1,636
MASTR Asset-Backed Securities Trust
0.996% due 06/25/2036		342	183
1.136% due 01/25/2036		5,000	4,238
Morgan Stanley ABS Capital, Inc. Trust
0.826% due 10/25/2036		192	108
0.866% due 10/25/2036		27	16
0.886% due 10/25/2036		1,719	1,374
0.906% due 06/25/2036		2,183	1,406
Morgan Stanley Mortgage Loan Trust
0.986% due 02/25/2037		287	150
5.726% due 10/25/2036 ^		298	155
Navient Student Loan Trust
1.906% due 03/25/2066		1,778	1,799
OneMain Financial Issuance Trust
2.430% due 06/18/2024		1,207	1,207
2.470% due 09/18/2024		972	973
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035		235	235
Queen Street CLO BV
0.141% due 08/15/2024	EUR	884	930
Residential Asset Securities Corp. Trust
1.006% due 11/25/2036		$4,414	2,764
Saxon Asset Securities Trust
4.034% due 06/25/2033		29	29
Shackleton CLO Ltd.
2.064% due 10/20/2023		4,800	4,806
Soundview Home Loan Trust
0.816% due 11/25/2036		162	67
1.036% due 05/25/2036		500	439
Structured Asset Investment Loan Trust
1.476% due 10/25/2035		4,300	3,673
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035		51	49

Total Asset-Backed Securities (Cost $37,547)			39,117

SOVEREIGN ISSUES 8.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,213
4.900% due 09/15/2021		700	800
Autonomous Community of Madrid
4.125% due 05/21/2024		6,600	8,342
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,634
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (d)	BRL	105,300	31,365
0.000% due 01/01/2018 (d)		48,600	13,400
Czech Republic Government International Bond
1.210% due 07/23/2017	CZK	28,800	1,136
4.000% due 04/11/2017		17,400	688
France Government International Bond
1.850% due 07/25/2027 (f)	EUR	1,721	2,318
2.250% due 07/25/2020 (f)		3,892	4,673

Mexico Government International Bond
4.750% due 06/14/2018	MXN	12,795	600
7.750% due 05/29/2031		7,887	380
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,344	10,092
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5	4
3.000% due 02/24/2025		5	4
3.000% due 02/24/2026		18	15
3.000% due 02/24/2029		31	23
3.000% due 02/24/2030		27	20
3.000% due 02/24/2031		31	23
3.000% due 02/24/2032		24	17
3.000% due 02/24/2033		20	14
3.000% due 02/24/2034		13	9
3.000% due 02/24/2035		5	3
3.000% due 02/24/2037		28	19
3.000% due 02/24/2038		28	18
3.000% due 02/24/2040		5	3
3.000% due 02/24/2041		3	2
3.000% due 02/24/2042		19	13
3.800% due 08/08/2017	JPY	24,000	201
4.750% due 04/17/2019	EUR	368	367
United Kingdom Gilt
0.125% due 03/22/2024 (f)	GBP	1,639	2,381
0.125% due 03/22/2026 (f)		2,574	3,833
0.125% due 03/22/2046 (f)		2,219	4,452

Total Sovereign Issues (Cost $92,449)			89,062

	SHARES
COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.5%
Cabela’s, Inc. (b)		16,210	949
CST Brands, Inc.		15,059	725
Harman International Industries, Inc.		6,798	756
Hilton Worldwide Holdings, Inc.		87,605	2,383

			4,813

CONSUMER STAPLES 0.1%
WhiteWave Foods Co. (b)		13,112	729

FINANCIALS 0.1%
Endurance Specialty Holdings Ltd.		5,244	485

HEALTH CARE 0.1%
Alere, Inc. (b)		19,182	748

INDUSTRIALS 0.1%
G&K Services, Inc. ‘A’		7,492	722
Joy Global, Inc.		25,813	723

			1,445

INFORMATION TECHNOLOGY 0.2%
Brocade Communications Systems, Inc.		60,071	750
Intersil Corp. ‘A’ (l)		32,539	726
NXP Semiconductor NV (b)		7,614	746

			2,222

MATERIALS 0.1%
Chemtura Corp. (b)(l)		21,883	726
Valspar Corp.		7,266	753

			1,479

Total Common Stocks (Cost $11,722)			11,921

EXCHANGE-TRADED FUNDS 1.5%
Vanguard FTSE Emerging Markets ETF		158,334	5,665
Vanguard REIT ETF		120,860	9,975

Total Exchange-Traded Funds (Cost $15,311)			15,640

REAL ESTATE INVESTMENT TRUSTS 7.3%
REAL ESTATE 7.3%
Alexandria Real Estate Equities, Inc.		22,302	2,478
American Campus Communities, Inc.		33,130	1,649
American Tower Corp.		33,425	3,532
AvalonBay Communities, Inc.		25,572	4,530
Boston Properties, Inc.		27,005	3,397
Colony Starwood Homes (l)		28,969	835
CubeSmart		33,481	896
DCT Industrial Trust, Inc.		19,546	936
Digital Realty Trust, Inc.		28,113	2,762
Douglas Emmett, Inc.		36,860	1,348
EastGroup Properties, Inc.		24,832	1,834
EPR Properties		30,031	2,155
Equinix, Inc.		8,593	3,071
Equity Residential		75,182	4,839
Essex Property Trust, Inc.		17,058	3,966
Federal Realty Investment Trust		18,627	2,647
General Growth Properties, Inc.		111,581	2,787
Kilroy Realty Corp.		25,846	1,893
Life Storage, Inc.		12,226	1,042
Mid-America Apartment Communities, Inc.		7,274	712
Omega Healthcare Investors, Inc.		25,473	796
Physicians Realty Trust		88,748	1,683
ProLogis, Inc. (l)		101,275	5,346
Retail Properties of America, Inc. ‘A’		35,837	549
Ryman Hospitality Properties, Inc.		24,331	1,533
Simon Property Group, Inc. (l)		38,597	6,858
SL Green Realty Corp.		16,280	1,751
Spirit Realty Capital, Inc.		103,204	1,121
Sun Communities, Inc.		42,286	3,240
Vornado Realty Trust		22,534	2,352
Welltower, Inc.		40,207	2,691

Total Real Estate Investment Trusts (Cost $73,596)			75,229

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 2.6%
Barclays Bank PLC
1.745% due 11/06/2017		$2,500	2,502
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		3,200	3,206
Natixis S.A.
1.688% due 09/25/2017		3,600	3,612
Norinchukin Bank
1.589% due 10/11/2017		1,100	1,103
1.589% due 10/12/2017		4,100	4,110
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		4,400	4,407
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,500	1,503
1.723% due 09/18/2017		6,200	6,212

			26,655

REPURCHASE AGREEMENTS (i) 5.0%			51,141

SHORT-TERM NOTES 2.6%
Federal Home Loan Bank
0.492% due 01/03/2017 (d)(e) †		4,500	4,500
0.497% due 01/05/2017 (d)(e) †		16,600	16,600
0.507% due 01/06/2017 - 01/18/2017 (d)(e) †		5,800	5,799

			26,899

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (d)(e)	MXN	5,700	274

U.S. TREASURY BILLS 0.9%
0.479% due 02/02/2017 - 03/09/2017 (c)(d)(m)(o) †		$9,720	9,713

Total Short-Term Instruments (Cost $114,632)			114,682

Total Investments in Securities (Cost $994,500)			991,020

	SHARES
INVESTMENTS IN AFFILIATES 16.0%
MUTUAL FUNDS (h) 10.4%
PIMCO Emerging Markets Currency Fund	12,462,486	107,053

Total Mutual Funds (Cost $127,127)		107,053

SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	5,878,429	58,108

Total Short-Term Instruments (Cost $58,108)		58,108

Total Investments in Affiliates (Cost $185,235)		165,161

Total Investments 112.2% (Cost $1,179,735)		$1,156,181
Financial Derivative Instruments (k)(n) 0.6% (Cost or Premiums, net $1,107)		5,836
Other Assets and Liabilities, net (12.8)%		(131,259)

Net Assets 100.0%		$1,030,758

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.600	% †	12/30/2016	01/03/2017	$49,800	U.S. Treasury Notes 1.375% due 12/31/2018 - 01/31/2021	$(51,420)	$49,800	$49,803
SSB	0.010	†	12/30/2016	01/03/2017	1,341	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(1,375)	$1,341	$1,341

Total Repurchase Agreements							$(52,795)	$51,141	$51,144

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.070%	11/18/2016	01/18/2017	$(32,885)	$(32,931)
BSN	0.800	10/21/2016	01/19/2017	(25,436)	(25,478)
	0.800	12/09/2016	01/25/2017	(21,425)	(21,437)
RDR	0.830	10/24/2016	01/20/2017	(3,559)	(3,565)
	0.830	10/31/2016	01/20/2017	(10,713)	(10,728)
	0.830	12/15/2016	01/20/2017	(14,648)	(14,654)

Total Reverse Repurchase Agreements					$(108,793)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(241,514) at a weighted average interest rate of 0.618%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$3,000	$(2,944)	$(2,978)
Fannie Mae, TBA	4.000	01/01/2047	4,000	(4,195)	(4,204)

Total Short Sales				$(7,139)	$(7,182)

(j)	Securities with an aggregate market value of $109,106 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude Spread April Futures †	$68.000	04/28/2017	10	$14	$6
Call - NYMEX Brent Crude Spread August Futures †	68.000	08/31/2017	10	14	18
Call - NYMEX Brent Crude Spread December Futures †	68.000	12/29/2017	10	14	25
Call - NYMEX Brent Crude Spread February Futures †	68.000	02/28/2017	10	14	1
Call - NYMEX Brent Crude Spread January Futures †	68.000	01/31/2017	10	14	0
Call - NYMEX Brent Crude Spread July Futures †	68.000	07/31/2017	10	13	16
Call - NYMEX Brent Crude Spread June Futures †	68.000	06/30/2017	10	13	13
Call - NYMEX Brent Crude Spread March Futures †	68.000	03/31/2017	10	13	3
Call - NYMEX Brent Crude Spread May Futures †	68.000	05/31/2017	10	13	10
Call - NYMEX Brent Crude Spread November Futures †	68.000	11/30/2017	10	13	24
Call - NYMEX Brent Crude Spread October Futures †	68.000	10/31/2017	10	13	22
Call - NYMEX Brent Crude Spread September Futures †	68.000	09/29/2017	10	13	20
Put - NYMEX Crude Calendar Spread August Futures †	0.500	07/21/2017	31	4	3
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	31	4	3
Put - NYMEX Crude Calendar Spread July Futures †	0.500	06/19/2017	31	4	3
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	31	4	3
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	31	4	3
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	31	4	3
Put - NYMEX Crude December Futures †	48.000	11/15/2017	160	515	426
Call - NYMEX Crude December Futures †	63.000	11/15/2017	160	336	480
Put - NYMEX Crude June Futures †	47.000	05/17/2017	150	315	173
Call - NYMEX Crude June Futures †	62.000	05/17/2017	150	195	241
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	30	0	164
Call - NYMEX Natural Gas April Futures †	3.950	03/28/2017	9	13	11
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	30	0	184
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	9	13	18
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	30	0	235
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	30	0	192
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	30	0	182
Call - NYMEX Natural Gas July Futures †	3.950	06/27/2017	9	13	16
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	30	111	171
Call - NYMEX Natural Gas June Futures †	3.950	05/25/2017	9	13	14
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	30	111	190
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	30	0	162
Call - NYMEX Natural Gas May Futures †	3.950	04/25/2017	9	13	11
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	30	0	206
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	30	0	192
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	9	13	21
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	30	111	184
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	9	13	19

				$1,970	$3,668

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$111.250	03/24/2017	500	$4	$4

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,300.000	03/17/2017	22	$83	$46
Call - EUREX EURO STOXX 50 Index	3,250.000	03/17/2017	74	63	94

				$146	$140

Total Purchased Options				$2,120	$3,812

Written Options:

Options on Commodity Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$1.000	07/21/2017	62	$(3)	$(3)
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	62	(3)	(4)
Call - NYMEX Crude Calendar Spread February Futures †	0.250	01/19/2017	115	0	(1)
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	115	0	(13)
Put - NYMEX Crude Calendar Spread July Futures †	1.000	06/19/2017	62	(3)	(3)
Call - NYMEX Crude Calendar Spread March Futures †	0.250	02/17/2017	115	0	(2)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	115	0	(14)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	62	(3)	(4)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	62	(3)	(4)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	62	(3)	(4)
Call - NYMEX Crude February Futures †	50.000	01/17/2017	192	(212)	(762)
Call - NYMEX Crude February Futures †	51.000	01/17/2017	60	(66)	(188)
Call - NYMEX Crude February Futures †	52.000	01/17/2017	60	(61)	(142)
Call - NYMEX Crude March Futures †	58.000	02/15/2017	60	(57)	(50)
Call - NYMEX Crude March Futures †	59.000	02/15/2017	96	(81)	(58)
Call - NYMEX Iron Ore April Futures †	2.000	04/28/2017	10	(17)	(9)
Call - NYMEX Iron Ore August Futures †	2.000	08/31/2017	10	(17)	(25)
Call - NYMEX Iron Ore December Futures †	2.000	12/29/2017	10	(17)	(39)
Call - NYMEX Iron Ore February Futures †	2.000	02/28/2017	10	(17)	(1)
Call - NYMEX Iron Ore January Futures †	2.000	01/31/2017	10	(17)	0
Call - NYMEX Iron Ore July Futures †	2.000	07/31/2017	10	(17)	(21)
Call - NYMEX Iron Ore June Futures †	2.000	06/30/2017	10	(17)	(17)
Call - NYMEX Iron Ore March Futures †	2.000	03/31/2017	10	(17)	(5)
Call - NYMEX Iron Ore May Futures †	2.000	05/31/2017	10	(17)	(12)
Call - NYMEX Iron Ore November Futures †	2.000	11/30/2017	10	(17)	(36)
Call - NYMEX Iron Ore October Futures †	2.000	10/31/2017	10	(17)	(32)
Call - NYMEX Iron Ore September Futures †	2.000	09/29/2017	10	(17)	(29)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	97	(35)	(14)
Put - NYMEX Natural Gas April Futures †	2.700	03/28/2017	143	(77)	(30)
Put - NYMEX Natural Gas April Futures †	2.800	03/28/2017	343	(258)	(105)
Put - NYMEX Natural Gas April Futures †	2.900	03/28/2017	32	(40)	(14)
Put - NYMEX Natural Gas April Futures †	2.950	03/28/2017	9	(11)	(4)
Put - NYMEX Natural Gas April Futures †	3.000	03/28/2017	16	(8)	(9)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	30	0	(73)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	30	0	(12)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	9	(11)	(9)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	30	0	(98)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	30	0	(19)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	30	0	(149)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	30	0	(1)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	30	(62)	(77)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	30	0	(9)
Put - NYMEX Natural Gas July Futures †	2.950	06/27/2017	9	(11)	(8)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	30	0	(93)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	30	0	(8)
Put - NYMEX Natural Gas June Futures †	2.950	05/25/2017	9	(11)	(7)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	30	0	(83)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	30	(45)	(2)
Put - NYMEX Natural Gas March Futures †	2.900	02/23/2017	40	(23)	(9)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	30	0	(91)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	30	(45)	(6)
Put - NYMEX Natural Gas May Futures †	2.950	04/25/2017	9	(11)	(6)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	30	0	(74)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	30	0	(18)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	30	0	(124)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	30	0	(16)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	9	(11)	(11)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	30	0	(110)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	30	(45)	(15)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	9	(11)	(11)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	30	0	(102)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	60	(22)	(22)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	60	(12)	(26)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	30	(22)	(21)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	(7)	(11)

				$(1,477)	$(2,975)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	103	$(48)	$(20)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,130.000	01/20/2017	12	$(25)	$(5)
Put - CBOE S&P 500 Index	2,150.000	01/20/2017	12	(23)	(6)
Put - CBOE S&P 500 Index	2,200.000	03/17/2017	22	(84)	(96)
Put - EUREX EURO STOXX 50 Index	3,100.000	03/17/2017	74	(64)	(42)

				$(196)	$(149)

Total Written Options				$(1,721)	$(3,144)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	Long	03/2017	18	$(13)	$0	$0
Aluminum May Futures †	Short	05/2017	81	65	0	0
Arabica Coffee March Futures †	Long	03/2017	8	(3)	5	0
Arabica Coffee May Futures †	Short	05/2017	33	116	0	(20)
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	3	(26)	0	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	3	(24)	0	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	3	(21)	0	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	3	(26)	0	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	3	(25)	0	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	3	(25)	0	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	3	(26)	0	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	3	(26)	0	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	3	(26)	0	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	3	(22)	0	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	3	(22)	0	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	3	(23)	0	0
Brent Crude April Futures †	Long	02/2017	45	13	0	0
Brent Crude April Futures †	Short	02/2018	135	(883)	0	(8)
Brent Crude December Futures †	Long	10/2017	1,469	5,807	47	0
Brent Crude December Futures †	Long	10/2018	806	1,105	58	0
Brent Crude January Futures †	Long	11/2017	270	2,002	8	0
Brent Crude June Futures †	Short	04/2017	1,355	(4,785)	0	(27)
Brent Crude June Futures †	Short	04/2018	370	(551)	0	(27)
Brent Crude June Futures †	Short	04/2019	441	(368)	0	(23)
Brent Crude March Futures †	Long	01/2017	1,117	4,026	0	(34)
Brent Crude March Futures †	Short	01/2018	231	(334)	0	(12)
Brent Crude March Futures †	Short	01/2019	64	(253)	0	(5)
Brent Crude May Futures †	Long	03/2017	57	73	1	0
Brent Crude October Futures †	Short	08/2017	135	(1,112)	0	(3)
Brent Crude September Futures †	Short	07/2017	788	(6,254)	0	(16)
Brent Crude September Futures †	Short	07/2018	64	(70)	0	(5)
Call Options Strike @ USD 61.000 on Brent Crude April Futures †	Short	02/2017	60	(11)	0	(2)
Call Options Strike @ USD 61.000 on Brent Crude March Futures †	Short	01/2017	170	75	0	(2)
Call Options Strike @ USD 62.000 on Brent Crude April Futures †	Short	02/2017	120	0	0	(4)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	Short	04/2017	150	(42)	0	(14)
Call Options Strike @ USD 65.000 on Brent Crude December Futures †	Short	10/2017	160	(152)	0	(18)
Canola March Futures †	Short	03/2017	80	24	6	0
Chicago Ethanol (Platts) December Futures †	Long	12/2017	122	163	26	0
Cocoa December Futures †	Short	12/2017	68	0	25	0
Cocoa March Futures †	Long	03/2017	22	(28)	0	(9)
Cocoa September Futures †	Long	09/2017	68	0	0	(25)
Copper March Futures †	Long	03/2017	10	1	4	0
Copper May Futures †	Long	05/2017	11	5	0	0
Corn December Futures †	Long	12/2017	422	50	16	0
Corn July Futures †	Long	07/2017	60	22	4	0
Corn March Futures †	Long	03/2017	151	24	17	0
Corn May Futures †	Short	05/2017	156	56	0	(14)
Cotton No. 2 March Futures †	Short	03/2017	118	(31)	0	(9)
Cotton No. 2 May Futures †	Long	05/2017	10	(4)	1	0
E-mini S&P 500 Index March Futures	Short	03/2017	357	94	159	0
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	2	(20)	0	(1)
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	2	(21)	0	0
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	2	(20)	0	0
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	2	(20)	0	(1)
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	2	(18)	0	(1)
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	2	(21)	0	0
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	2	(20)	0	0
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	2	(20)	0	(1)
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	2	(20)	0	(1)
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	2	(20)	0	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	2	(21)	0	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	2	(21)	0	0
Euro STOXX 50 March Futures	Short	03/2017	10	(12)	1	(2)
Euro-Bobl March Futures	Short	03/2017	29	(38)	2	0
Euro-BTP Italy Government Bond March Futures	Short	03/2017	105	(273)	32	(51)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	51	50	30	(24)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	117	(187)	55	(58)
Euro-Rapeseed May Futures †	Long	04/2017	32	(10)	3	0
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	23	27	0	(6)
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	23	(49)	4	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	23	29	0	(5)
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	23	28	0	(6)
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	23	(44)	5	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	23	(41)	5	0
Gas Oil April Futures †	Short	04/2017	45	(80)	8	0
Gas Oil December Futures †	Long	12/2017	562	3,939	0	(70)
Gas Oil December Futures †	Long	12/2018	182	220	0	(14)
Gas Oil June Futures †	Short	06/2017	281	(2,146)	42	0
Gas Oil June Futures †	Short	06/2018	372	(1,770)	46	0
Gas Oil June Futures †	Short	06/2019	91	(93)	0	(2)
Gas Oil March Futures †	Short	03/2017	125	(120)	22	0
Gold 100 oz. April Futures †	Short	04/2017	19	137	12	0
Gold 100 oz. February Futures †	Long	02/2017	40	(192)	0	(26)
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	2	22	1	0
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	2	22	1	0
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	2	22	1	0
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	2	22	1	0
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	2	22	0	0
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	2	22	0	0
Hard Red Winter Wheat July Futures †	Long	07/2017	452	(163)	68	0
Hard Red Winter Wheat March Futures †	Short	03/2017	58	(21)	0	(9)
Henry Hub Natural Gas April Futures †	Long	03/2017	930	1,244	0	(91)
Henry Hub Natural Gas April Futures †	Long	03/2018	450	173	4	0
Henry Hub Natural Gas March Futures †	Short	02/2017	961	(1,019)	168	0
Henry Hub Natural Gas March Futures †	Short	02/2018	465	(464)	21	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	155	202	0	(15)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	1,484	478	15	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	20	(6)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	264	(1)	6	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	20	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	264	47	6	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	20	7	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	264	399	0	(14)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	20	15	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	264	423	0	(14)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	20	17	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	264	6	5	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	20	(5)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	264	1	5	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	20	(6)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	155	(159)	27	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	417	(405)	19	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	20	12	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	264	(3)	4	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	20	(8)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	264	3	5	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	20	0	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	539	(660)	30	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	264	(10)	5	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	20	(3)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	264	(12)	5	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	20	(4)	0	0
Lead May Futures †	Long	05/2017	18	(75)	0	0
Live Cattle April Futures †	Short	04/2017	150	(63)	70	0
Live Cattle August Futures †	Long	08/2017	150	59	0	(13)
Live Cattle February Futures †	Short	02/2017	77	5	59	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2017	24	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2017	24	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2017	24	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2017	24	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2017	24	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2017	24	(2)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2017	3	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2017	20	9	5	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2017	20	11	3	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2017	20	11	8	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2017	3	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2017	3	2	0	0
Mini MSCI Emerging Markets Index March Futures	Short	03/2017	182	129	53	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	15	(28)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	15	(18)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	15	(14)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	15	(37)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	15	(35)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	15	(19)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	15	(20)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	15	(33)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	15	(24)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	15	(15)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	15	(17)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	15	(18)	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	15	103	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	15	100	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	15	100	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	15	122	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	15	122	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	15	101	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	167	(1,110)	0	(5)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	197	1,420	14	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	15	102	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	15	101	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	15	101	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	15	101	1	0
Natural Gas April Futures †	Short	03/2017	320	(633)	125	0
Natural Gas April Futures †	Long	03/2018	990	1,043	40	0
Natural Gas January Futures †	Long	12/2017	173	222	0	(36)
Natural Gas July Futures †	Long	06/2017	1,210	4,393	0	(290)
Natural Gas June Futures †	Long	05/2017	97	300	0	(26)
Natural Gas March Futures †	Short	02/2017	411	(1,377)	291	0
Natural Gas March Futures †	Short	02/2018	418	(674)	75	0
Natural Gas May Futures †	Short	04/2017	611	(2,687)	176	0
Natural Gas May Futures †	Long	04/2018	43	31	3	0
Natural Gas October Futures †	Short	09/2017	788	(3,217)	173	0
New York Harbor ULSD April Futures †	Short	03/2017	72	(505)	0	(23)
New York Harbor ULSD April Futures †	Short	04/2017	7	(7)	0	(2)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	32	82	11	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	32	(96)	0	(6)
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	32	84	10	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	32	81	10	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	32	(88)	0	(6)
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	32	(83)	0	(7)
New York Harbor ULSD December Futures †	Long	12/2017	7	13	1	0
New York Harbor ULSD July Futures †	Long	06/2017	42	398	10	0
New York Harbor ULSD June Futures †	Short	05/2017	176	(1,409)	0	(46)
New York Harbor ULSD June Futures †	Short	06/2017	7	(11)	0	(2)
New York Harbor ULSD March Futures †	Long	02/2017	92	697	29	0
New York Harbor ULSD May Futures †	Short	05/2017	7	(9)	0	(2)
New York Harbor ULSD November Futures †	Long	11/2017	7	11	1	0
New York Harbor ULSD October Futures †	Long	10/2017	7	9	1	0
New York Harbor ULSD September Futures †	Long	08/2017	88	682	18	0
Nickel March Futures †	Long	03/2017	53	(141)	0	0
Nikkei 225 Yen-denominated Futures March Futures	Short	03/2017	41	(119)	53	(3)
Platinum April Futures †	Long	04/2017	422	(488)	70	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	291	4	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	291	(15)	0	0
Put Options Strike @ USD 49.000 on Brent Crude June Futures †	Short	04/2017	150	153	0	(2)

Put Options Strike @ USD 50.000 on Brent Crude December Futures †	Short	10/2017	160	97	0	(10)
RBOB Gasoline April Futures †	Long	03/2017	330	4,108	0	(4)
RBOB Gasoline December Futures †	Short	11/2017	74	(143)	0	(15)
RBOB Gasoline December Futures †	Short	11/2018	32	(48)	0	(8)
RBOB Gasoline February Futures †	Short	01/2017	18	14	7	0
RBOB Gasoline July Futures †	Short	06/2017	42	(371)	0	(4)
RBOB Gasoline June Futures †	Short	05/2017	288	(3,569)	2	(15)
RBOB Gasoline March Futures †	Short	02/2017	52	(200)	16	0
Silver March Futures †	Long	03/2017	14	(3)	0	(16)
Silver May Futures †	Short	05/2017	3	12	3	0
Soybean March Futures †	Short	03/2017	16	8	7	0
Soybean May Futures †	Long	05/2017	13	(20)	0	(6)
Soybean Meal December Futures †	Short	12/2017	93	16	15	0
Soybean Meal July Futures †	Long	07/2017	93	(17)	0	(24)
Soybean Meal March Futures †	Long	03/2017	260	284	0	(62)
Soybean Meal May Futures †	Short	05/2017	273	(342)	71	0
Soybean November Futures †	Short	11/2017	450	(659)	96	0
Soybean Oil March Futures †	Long	03/2017	33	(13)	0	(3)
Sugar No. 11 July Futures †	Long	06/2017	1,192	(1,805)	53	0
Sugar No. 11 March Futures †	Short	02/2017	53	(21)	0	(1)
Sugar No. 11 May Futures †	Short	04/2017	1,082	1,773	0	(36)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	406	55	0	(25)
U.S. Treasury 10-Year Note March Futures †	Long	03/2017	1,275	395	439	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	208	243	0	(156)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	16	(23)	15	0
United Kingdom Long Gilt March Futures	Short	03/2017	37	(96)	2	(38)
Wheat July Futures †	Short	07/2017	147	91	0	(18)
Wheat March Futures †	Short	03/2017	303	22	0	(49)
Wheat May Futures †	Short	05/2017	44	(8)	0	(6)
White Sugar March Futures †	Long	02/2017	43	(54)	7	0
WTI Crude August Futures †	Short	07/2017	65	(508)	4	0
WTI Crude December Futures †	Short	11/2017	1,408	(6,450)	69	(5)
WTI Crude December Futures †	Short	11/2018	1,043	(2,258)	20	(5)
WTI Crude December Futures †	Long	11/2019	67	110	1	0
WTI Crude December Futures †	Short	11/2020	47	(67)	0	(4)
WTI Crude February Futures †	Long	01/2017	607	1,435	0	(30)
WTI Crude June Futures †	Short	05/2017	859	(4,348)	52	0
WTI Crude June Futures †	Long	05/2018	1,073	2,556	6	(23)
WTI Crude June Futures †	Long	05/2019	143	182	0	(3)
WTI Crude March Futures †	Long	02/2017	155	150	0	(9)
WTI Crude March Futures †	Short	02/2017	353	(1,757)	21	0
WTI Crude March Futures †	Long	02/2018	856	5,295	1	(34)
WTI Crude March Futures †	Long	02/2019	65	272	0	(1)
WTI Crude May Futures †	Short	04/2017	31	5	2	0
WTI Crude October Futures †	Long	09/2017	130	970	0	(7)
WTI Crude September Futures †	Long	08/2017	737	4,692	1	(36)
WTI Crude September Futures †	Long	08/2018	289	1,035	4	(8)
WTI Spread Calendar Swap April Futures †	Long	04/2017	7	3	0	0
WTI Spread Calendar Swap December Futures †	Short	12/2017	7	(8)	0	0
WTI Spread Calendar Swap June Futures †	Long	06/2017	7	7	0	0
WTI Spread Calendar Swap May Futures †	Long	05/2017	7	6	0	0
WTI Spread Calendar Swap November Futures †	Short	11/2017	7	(8)	0	0
WTI Spread Calendar Swap October Futures †	Short	10/2017	7	(8)	0	0
Zinc March Futures †	Long	03/2017	16	(10)	0	0
Zinc May Futures †	Long	05/2017	33	(37)	0	0

Total Futures Contracts				$(3,207)	$3,301	$(1,820)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
Altria Group, Inc.	1.000%	06/20/2021	0.285%	$1,000	$(31)	$(3)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	37,600	$(2,399)	$(1,057)	$0	$(46)
CDX.IG-27 5-Year Index	1.000	12/20/2021	10,300	(160)	(16)	0	(3)

				$(2,559)	$(1,073)	$0	$(49)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month CAD-Bank Bill	2.250%	06/16/2026	CAD	13,900	$(32)	$(158)	$9	$0
Receive *	3-Month USD-LIBOR	0.996	04/05/2018		$400	1	1	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		4,000	(25)	54	0	(3)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		6,860	153	53	0	(8)
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		29,000	22	256	55	0
Receive *	3-Month USD-LIBOR	2.800	10/28/2025		51,710	(220)	(80)	0	(122)
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		21,100	215	283	0	(49)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		13,250	196	246	0	(31)
Receive *	3-Month USD-LIBOR	2.300	04/21/2026		7,800	152	184	0	(18)
Receive *	3-Month USD-LIBOR	2.300	04/27/2026		9,100	178	213	0	(21)
Pay *	3-Month USD-LIBOR	2.100	05/20/2026		810	(23)	(30)	2	0
Receive *	3-Month USD-LIBOR	1.850	07/20/2026		10,400	414	448	0	(24)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		4,800	191	199	0	(11)
Pay *	3-Month USD-LIBOR	1.950	11/08/2026		16,400	(592)	(543)	37	0
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		6,960	372	542	0	(24)
Receive *	3-Month USD-LIBOR †	1.500	06/21/2027		300	25	(1)	0	(1)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		11,830	976	152	0	(100)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		6,500	(17)	(180)	0	(60)
Pay *	6-Month EUR-EURIBOR	1.100	05/20/2026	EUR	1,800	(1)	7	5	0
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	4,600	111	83	0	(18)
Receive *	6-Month GBP-LIBOR	1.900	05/18/2026		7,670	(161)	(75)	0	(31)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		6,300	376	(108)	0	(46)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		2,100	(46)	(179)	0	(35)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		3,030	(301)	(222)	0	(53)
Receive *	6-Month JPY-LIBOR	0.300	05/25/2026	JPY	805,000	5	79	0	(12)
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	192,200	(212)	(194)	31	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		14,200	(7)	(7)	2	0
Receive	CPTFEMU	0.290	08/15/2017	EUR	3,300	14	7	0	(2)
Receive	CPTFEMU	0.580	10/15/2017		400	0	1	0	0
Pay	CPTFEMU	0.830	05/15/2018		9,500	(101)	(54)	0	(1)
Receive	CPTFEMU	0.625	09/15/2018		700	3	5	0	0
Receive	CPTFEMU	0.650	10/15/2018		200	1	1	0	0
Receive	CPTFEMU	0.882	11/15/2018		5,600	36	36	1	0
Receive	CPTFEMU	0.806	04/15/2021		14,280	325	230	10	0
Receive	CPTFEMU	0.875	05/15/2021		7,200	153	105	5	0
Pay	CPTFEMU	1.165	12/15/2021		190	0	0	0	0
Pay	CPTFEMU	1.177	05/15/2026		800	(25)	(18)	0	(1)
Receive	CPTFEMU	1.385	12/15/2026		6,600	(64)	(60)	0	(9)
Receive	CPURNSA	2.026	11/23/2020		$8,300	52	52	2	0
Receive	CPURNSA	1.578	11/24/2020		11,900	266	46	3	0
Receive	CPURNSA	2.021	11/25/2020		8,000	52	52	2	0
Pay	CPURNSA	1.800	09/12/2026		6,600	(312)	(246)	0	(14)
Receive	FRCPXTOB	0.890	11/15/2018	EUR	4,200	38	34	4	0
Pay	UKRPI	3.325	08/15/2030	GBP	11,700	(365)	(314)	0	(32)
Pay	UKRPI	3.300	12/15/2030		13,100	(669)	118	0	(34)
Pay	UKRPI	3.100	06/15/2031		2,550	(314)	(43)	0	(9)
Pay	UKRPI	3.585	10/15/2046		1,300	(53)	21	2	0

						$787	$996	$170	$(769)

Total Swap Agreements						$(1,803)	$(80)	$170	$(818)

*	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $6,004 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(m)	Securities with an aggregate market value of $16,490 and cash of $5,624 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$	9,687	AUD	13,458	$24	$0
	01/2017			11,029	NZD	15,905	20	0
	02/2017		AUD	13,458	$	9,681	0	(24)
	02/2017		NZD	15,905		11,019	0	(19)
BOA	01/2017		CNH	6,923		1,003	11	0
	01/2017		$	37,566	EUR	36,121	463	0
	01/2017			1,876	TRY	5,879	0	(217)
	02/2017	†	CAD	279	$	209	1	0
	02/2017		EUR	36,121		37,618	0	(461)
	04/2017		DKK	2,744		417	26	0
BPS	01/2017		BRL	6,300		1,451	0	(485)
	01/2017		DKK	7,676		1,175	88	0
	01/2017		EUR	43,380		46,011	340	0
	01/2017		GBP	8,799		11,003	158	0
	01/2017		INR	90,780		1,343	8	0
	01/2017		$	1,933	BRL	6,300	3	0
	01/2017			3,702	THB	130,243	0	(65)
	02/2017		MXN	4,991	$	241	2	0
	04/2017		BRL	25,800		7,373	0	(361)
	01/2018			2,650		734	0	(14)
BRC	01/2017		$	197	COP	585,287	0	(3)
	01/2017			68	DKK	456	0	(3)
	07/2017		DKK	3,131	$	478	30	0
CBK	01/2017			4,490		679	43	0
	01/2017		EUR	300		315	0	(1)
	01/2017		$	1,824	MYR	7,594	0	(132)
	02/2017	†	GBP	951	$	1,202	28	0
	02/2017		$	5,117	AUD	6,639	0	(330)
	02/2017	†		229	EUR	215	0	(2)
	02/2017			204	PLN	802	0	(12)
DUB	01/2017		BRL	23,600	$	6,651	0	(600)
	01/2017		INR	60,170		890	5	0
	01/2017		$	7,257	BRL	23,600	12	(17)
	04/2017		DKK	4,190	$	634	38	0
	01/2018		BRL	26,300		7,391	0	(30)
GLM	01/2017			17,300		4,047	0	(1,268)
	01/2017		DKK	24,700		3,607	116	(6)
	01/2017		$	5,308	BRL	17,300	7	0
	01/2017			12,082	JPY	1,374,000	0	(325)
	01/2017			704	PHP	34,204	0	(16)
	02/2017	†		202	EUR	194	2	0
	02/2017			2,244	HUF	618,224	0	(137)
HUS	01/2017		DKK	1,640	$	247	15	0
	01/2017		SGD	7,928		5,612	138	0
	01/2017		$	4,028	SGD	5,616	0	(150)
	02/2017	†	CAD	322	$	246	6	0
	02/2017		$	796	ILS	3,026	0	(10)
	02/2017			12,515	RUB	810,346	541	0
	10/2017		DKK	37,266	$	5,703	344	0
IND	01/2017		$	8,378	GBP	6,843	56	0
	02/2017		GBP	6,843	$	8,383	0	(57)
JPM	01/2017		AUD	13,458		9,930	219	0
	01/2017		BRL	16,200		3,811	0	(1,167)
	01/2017		CAD	6,161		4,593	4	0
	01/2017		CNH	159,878		23,509	694	0
	01/2017		DKK	15,275		2,193	44	(14)
	01/2017		GBP	1,785		2,273	73	0
	01/2017		INR	405,579		5,920	0	(42)
	01/2017		$	4,773	BRL	16,200	204	0
	01/2017			4,398	CNH	30,105	0	(85)
	01/2017			1,838	EUR	1,726	0	(21)
	01/2017			4,738	GBP	3,741	0	(128)
	02/2017	†	CAD	262	$	200	5	0
	02/2017		CNH	35,544		5,181	151	0
	02/2017		GBP	588		728	3	0
	02/2017		MXN	41,845		2,192	184	0
	02/2017	†	$	259	EUR	242	0	(3)
	02/2017			2,674	MXN	56,298	27	0
	02/2017			1,889	RUB	125,206	128	0
	02/2017			1,211	ZAR	16,715	0	(1)
	04/2017		BRL	79,500	$	22,912	0	(919)
	10/2017		DKK	3,235		496	31	0
	01/2018		BRL	5,150		1,424	0	(30)
MSB	01/2017			4,702		1,415	0	(30)
	01/2017		$	1,443	BRL	4,702	2	0
	01/2017			1,819	CNH	12,264	0	(61)
NGF	01/2017		BRL	13,000	$	3,989	0	(5)
	01/2017		$	3,968	BRL	13,000	26	0
	01/2018		BRL	14,500	$	4,042	0	(50)
SCX	01/2017			28,235		8,625	0	(50)
	01/2017		CNH	26,726		3,888	59	0
	01/2017		HKD	18,888		2,436	0	0
	01/2017		JPY	1,463,804		13,100	574	0
	01/2017		PHP	34,204		682	0	(6)
	01/2017		$	8,663	BRL	28,235	12	0
	02/2017		MXN	5,654	$	275	4	0
	02/2017		$	8,549	BRL	28,235	55	0
	02/2017			12,610	MXN	241,013	0	(1,048)
	03/2017			676	PHP	34,204	6	0
SOG	01/2017		NZD	15,905	$	11,257	208	0
	02/2017		$	6,853	CNH	47,430	0	(141)
TOR	01/2017		BRL	28,234	$	8,663	0	(12)
	01/2017		$	8,324	BRL	28,234	351	0
	02/2017		MXN	133,128	$	6,438	51	0
	02/2017	†	$	4,506	CAD	6,033	0	(11)
UAG	01/2017		INR	888,982	$	13,077	8	0
	01/2017		KRW	3,901,939		3,272	40	0
	01/2017		MYR	7,594		1,695	3	0
	01/2017		$	6,302	EUR	5,833	0	(160)
	01/2017			2,434	HKD	18,888	2	0
	01/2017			148	IDR	1,944,134	0	(4)
	01/2017			21,413	INR	1,445,511	0	(162)
	01/2017			3,442	KRW	3,901,939	0	(210)
	01/2017			471	PEN	1,610	8	0
	03/2017		HKD	18,888	$	2,433	0	(3)
	03/2017		$	3,273	KRW	3,901,939	0	(42)
	03/2017			1,691	MYR	7,594	0	(5)
	03/2017			3,714	TWD	117,236	0	(95)
	04/2017			12,939	INR	888,982	0	(16)

Total Forward Foreign Currency Contracts							$5,701	$(9,266)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 Index U&I @ 2065.160	10Y USISDA 1.865	07/20/2017	9,695	$249	$367

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	02/13/2017	$72,100	$35	$49
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,700	371	135
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	371	581
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	3,900	266	313
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	133,800	60	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	100,200	50	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	54,700	29	27
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	18,800	214	647
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	24,600	285	806
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	5,300	488	559
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	1,600	160	172
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	1,600	168	177
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	4,500	424	521
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	345

							$3,361	$4,443

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$43,700	$612	$208
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	44,300	616	211

						$1,228	$419

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC WTI Crude December Futures †	$66.000	12/31/2017	$36	$69	$37
JPM	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	48	81	49

					$150	$86

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	$78.000	02/06/2017	$61,000	$2	$0

Total Purchased Options					$4,990	$5,315

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	2,300	$(4)	$(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		8,200	(18)	(6)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		8,800	(17)	(2)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		5,300	(10)	(1)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		1,800	(3)	0
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017	$	21,600	(59)	(50)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	2,700	(5)	0

							$(116)	$(60)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$1.297	01/27/2017	GBP	15,460	$(125)	$(11)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	200	$(2)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	(87)	(26)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(14)	16
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(14)	15
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(52)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(28)

							$(262)	$(75)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$19,800	$(279)	$(421)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	24,600	(488)	(659)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	7,500	(161)	(207)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	7,500	(169)	(212)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	21,300	(427)	(634)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	10,600	(92)	(23)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	10,600	(92)	(218)

							$(1,708)	$(2,374)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$87,400	$(612)	$(93)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	88,600	(616)	(95)

						$(1,228)	$(188)

*	The underlying instrument has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC Heating Oil December Futures †	$200.000	12/31/2017	$1,512	$(91)	$(67)
JPM	Call - OTC Heating Oil December Futures †	200.000	12/31/2017	2,016	(111)	(90)

					$(202)	$(157)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC MSCI Emerging Markets Index	820.830	01/20/2017	$3	$(18)	$(13)

Total Written Options					$(3,659)	$(2,878)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	ACSF7 †	$4.921	01/31/2017	20,000	$0	$(45)	$0	$(45)
	Pay	ACSG7 †	4.896	02/28/2017	20,000	0	(11)	0	(11)
	Receive	EURMARGIN 1Q17 †	4.800	03/31/2017	46,500	(15)	128	113	0
	Pay	EURMARGIN 1Q17 †	5.540	03/31/2017	59,400	(60)	(40)	0	(100)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	105,300	26	124	150	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	213,600	(26)	255	229	0
	Pay	EURSIMP 1Q17 †	2.100	03/31/2017	19,200	0	(27)	0	(27)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	19,200	0	25	25	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	18,000	0	36	36	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	96,000	0	(213)	0	(213)
	Pay	Natural Gas †	2.713	01/31/2017	35,500	0	(3)	0	(3)
	Pay	Natural Gas †	2.634	02/28/2017	34,000	(1)	7	6	0
	Pay	OREXIO 1Q17 †	72.750	03/31/2017	20	0	0	0	0
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	13,500	0	(3)	0	(3)
	Receive	OREXIO 4Q17 †	59.500	12/31/2017	3,900	0	(6)	0	(6)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	7,500	31	(106)	0	(75)
GST	Pay	GOLDLNPM †	1,365.100	07/05/2017	2,700	362	196	558	0
	Receive	OREXIO 1Q17 †	45.750	03/31/2017	36,384	(7)	972	965	0
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	3,900	0	(7)	0	(7)
	Pay	PLATGOLD F7 †	233.500	01/06/2017	400	0	6	6	0
	Receive	PLATGOLD N7 †	232.800	07/05/2017	400	0	(6)	0	(6)
	Receive	PLTMLNPM †	1,106.500	07/05/2017	2,700	(311)	(219)	0	(530)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	37,200	0	46	46	0
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	0	0	0	0	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	33,000	0	53	53	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	67,200	0	72	72	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	120,000	1	215	216	0
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(48)	0	(48)
	Pay	OREXIO 1Q17 †	68.850	03/31/2017	9,750	0	(34)	0	(34)
	Pay	OREXIO 1Q17 †	73.750	03/31/2017	19,500	0	27	27	0
	Pay	OREXIO 1Q17 †	76.200	03/31/2017	7,116	0	27	27	0
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	16,800	0	346	346	0
MAC	Receive	CUAC 4Q17 †	36.800	12/31/2017	3,570,000	2	228	230	0
	Pay	EURMARGIN 1Q17 †	5.720	03/31/2017	80,700	(52)	(69)	0	(121)
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	40,200	18	43	61	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	168,000	(110)	(263)	0	(373)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	27,000	0	69	69	0
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	21,600	0	17	17	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	66,900	27	18	45	0
	Receive	EURMARGIN CAL17 †	5.550	12/31/2017	132,000	0	181	181	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	133,200	0	152	152	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	103,200	0	116	116	0
	Receive	EURMARGIN CAL17 †	5.900	12/31/2017	48,000	0	49	49	0
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	96,000	0	193	193	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	48,000	0	86	86	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	24,000	0	41	41	0

						$(115)	$2,628	$4,115	$(1,602)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Deutsche Bank AG	1.000%	12/20/2017	0.934%	EUR	300	$(4)	$4	$0	$0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.290		1,900	0	8	8	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		1,900	(29)	31	2	0
CBK	Brazil Government International Bond	1.000	06/20/2021	2.514		$200	(16)	3	0	(13)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	400	(5)	5	0	0
	Mexico Government International Bond	1.000	06/20/2021	1.407		$300	(7)	2	0	(5)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514		500	(39)	8	0	(31)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.407		1,200	(28)	8	0	(20)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.407		1,600	(36)	9	0	(27)
JPM	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	500	(7)	8	1	0
	Russia Government International Bond	1.000	06/20/2021	1.622		$700	(39)	21	0	(18)

							$(210)	$107	$11	$(114)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$500	$(16)	$13	$0	$(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,600	(120)	90	0	(30)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,300	(140)	90	0	(50)

					$(276)	$193	$0	$(83)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017		$17,150	$0	$(26)	$0	$(26)
	Pay	CPURNSA	1.510	01/15/2017		20,400	0	(29)	0	(29)
	Pay	CPURNSA	2.000	04/15/2017		27,350	(9)	(71)	0	(80)
	Receive	CPURNSA	1.565	06/07/2018		1,500	0	12	12	0
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	100	0	0	0	0
	Receive	CPTFEMU	0.806	04/15/2021		4,400	0	100	100	0
CBK	Pay	CPTFEMU	1.177	05/15/2026		900	0	(28)	0	(28)
GLM	Receive	UKRPI	3.120	06/15/2046	GBP	60	(7)	23	16	0
JPM	Pay	CPURNSA	1.512	01/15/2017		$2,300	0	(3)	0	(3)
	Receive	CPURNSA	1.550	07/26/2021		2,700	0	84	84	0
	Receive	CPURNSA	1.602	09/12/2021		2,160	0	60	60	0
	Pay	CPURNSA	1.730	07/26/2026		2,700	0	(147)	0	(147)
	Pay	CPURNSA	1.801	09/12/2026		2,160	0	(102)	0	(102)
	Pay	CPURNSA	1.805	09/12/2026		2,000	0	(94)	0	(94)
	Pay	CPURNSA	1.780	09/15/2026		1,700	(2)	(82)	0	(84)
MYC	Pay	CPURNSA	1.787	07/18/2026		3,600	0	(178)	0	(178)
	Pay	CPURNSA	1.800	07/20/2026		9,900	0	(475)	0	(475)
	Pay	CPURNSA	1.805	09/20/2026		900	0	(43)	0	(43)
RYL	Pay	CPTFEMU	1.385	12/15/2026	EUR	1,700	(8)	(9)	0	(17)
	Receive	CPURNSA	2.250	07/15/2017		$2,000	4	(108)	0	(104)
	Pay	FRCPXTOB	1.140	08/15/2026	EUR	3,200	0	(136)	0	(136)
	Pay	UKRPI	3.140	07/15/2031	GBP	200	0	(23)	0	(23)

							$(22)	$(1,275)	$272	$(1,569)

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	N/A	1-Month USD-LIBOR plus a specified spread	04/06/2017	$0	$0	$0	$0	$0
	Receive	DWRTFT Index	175	1-Month USD-LIBOR plus a specified spread	08/24/2017	1,592	0	51	51	0
	Receive	DWRTFT Index	550	1-Month USD-LIBOR plus a specified spread	11/08/2017	5,002	0	160	160	0
BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	48,612	0	343	343	0
	Pay	BCOMTR Index †	153,106	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	26,875	0	(209)	0	(209)
	Pay	SPGCINP Index †	36,666	(0.100)%	02/15/2017	6,352	0	335	335	0
CBK	Receive	BCOMERF211A Index †	242,779	0.170%	02/15/2017	60,658	0	296	296	0
	Receive	BCOMERF311A Index †	219,174	0.170%	02/15/2017	61,394	0	230	230	0
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	354	0	2	2	0
	Pay	BCOMF2 Index †	311,184	0.070%	02/15/2017	60,443	0	(335)	0	(335)
	Pay	BCOMF3 Index †	299,447	0.070%	02/15/2017	60,266	0	(307)	0	(307)
	Receive	BCOMTR Index †	111,865	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	19,636	0	153	153	0
FBF	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	1,580	0	12	12	0
	Receive	DWRTFT Index	1,366	1-Month USD-LIBOR plus a specified spread	08/24/2017	12,424	0	398	398	0
	Receive	DWRTFT Index	1,329	1-Month USD-LIBOR plus a specified spread	11/08/2017	12,088	0	387	387	0
GST	Receive	BCOMF1T Index †	28,270	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	9,657	0	68	68	0
	Receive	BCOMGC Index †	429,476	0.070%	08/15/2017	59,805	0	1,157	1,157	0
	Receive	BCOMTR Index †	726	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	127	0	1	1	0
	Pay	SPGCINP Index †	6,624	(0.100)%	08/15/2017	1,147	0	61	61	0
JPM	Receive	BCOMF1T Index †	421,176	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	143,878	0	1,016	1,016	0
	Pay	BCOMTR Index †	104,185	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	18,288	0	(142)	0	(142)
	Receive	JMABDEWE Index †	18,205	0.300%	02/15/2017	18,918	0	(210)	0	(210)
	Receive	JMABFNJ1 Index †	269,772	0.700%	02/15/2017	28,032	0	(319)	0	(319)
	Receive	JMABNICP Index †	57,547	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	26,627	0	(91)	0	(91)
	Pay	SPGCINP Index †	6,570	(0.050)%	02/15/2017	1,138	0	60	60	0
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	705	0	5	5	0

							$0	$3,122	$4,735	$(1,613)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (7)†	8.851%	06/16/2017	$784	$0	$36	$36	$0
GST	Pay	GOLDLNPM Index (7)†	3.901	05/04/2017	5,400	0	82	82	0
	Pay	GOLDLNPM Index (7)†	4.000	05/08/2017	3,200	0	51	51	0
	Pay	GOLDLNPM Index (7)†	6.250	04/16/2020	3,186	0	34	34	0
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020	2,389	0	78	78	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020	2,373	0	80	80	0
	Pay	GOLDLNPM Index (7)†	7.563	01/07/2021	4,000	0	72	72	0
	Pay	SPGCCLP Index (7)†	12.076	06/16/2017	784	0	(11)	0	(11)
JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020	8,939	0	489	489	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020	3,743	0	214	214	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	5,267	0	186	186	0

						$0	$1,311	$1,322	$(11)

Total Swap Agreements						$(623)	$6,086	$10,455	$(4,992)

(7)	Variance Swap

(o)	Securities with an aggregate market value of $4,713 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$78,121	$0	$78,121
Industrials	0	20,916	0	20,916
Utilities	0	645	0	645
Municipal Bonds & Notes
West Virginia	0	158	0	158
U.S. Government Agencies	0	19,146	0	19,146
U.S. Treasury Obligations	0	510,091	0	510,091
Non-Agency Mortgage-Backed Securities	0	16,292	0	16,292
Asset-Backed Securities	0	39,117	0	39,117
Sovereign Issues	0	89,062	0	89,062
Common Stocks
Consumer Discretionary	4,813	0	0	4,813
Consumer Staples	729	0	0	729
Financials	485	0	0	485
Health Care	748	0	0	748
Industrials	1,445	0	0	1,445
Information Technology	2,222	0	0	2,222
Materials	1,479	0	0	1,479
Exchange-Traded Funds	15,640	0	0	15,640
Real Estate Investment Trusts
Real Estate	75,229	0	0	75,229
Short-Term Instruments
Certificates of Deposit	0	26,655	0	26,655
Repurchase Agreements	0	51,141	0	51,141
Short-Term Notes	0	26,899	0	26,899
Mexico Treasury Bills	0	274	0	274
U.S. Treasury Bills	0	9,713	0	9,713
	$102,790	$888,230	$0	$991,020

Investments in Affiliates, at Value
Mutual Funds	107,053	0	0	107,053
Short-Term Instruments
Central Funds Used for Cash Management Purposes	58,108	0	0	58,108

	$165,161	$0	$0	$165,161

Total Investments	$267,951	$888,230	$0	$1,156,181

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,182)	$0	$(7,182)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,969	314	0	7,283
Over the counter	0	21,012	459	21,471
	$6,969	$21,326	$459	$28,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,815)	(967)	0	(5,782)
Over the counter	0	(16,976)	(160)	(17,136)

	$(4,815)	$(17,943)	$(160)	$(22,918)

Total Financial Derivative Instruments	$2,154	$3,383	$299	$5,836

Totals	$270,105	$884,431	$299	$1,154,835

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.5%
BANK LOAN OBLIGATIONS 4.6%
AABS Ltd.
4.875% due 01/10/2038	$11,225	$11,206
Ancestry.com Operations, Inc.
5.250% due 10/19/2023	8,000	8,066
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020	4,654	4,636
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023	31,976	32,466
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (f)	17,200	17,514
Charter Communications Operating LLC
3.250% due 01/15/2022	7,990	8,026
Concordia International Corp.
5.250% due 10/21/2021	1,990	1,564
CPG International, Inc.
4.750% due 09/30/2020	8,939	9,040
Delos Finance SARL
3.748% due 03/06/2021	38,100	38,438
Delta Air Lines, Inc.
2.887% due 05/09/2019 (f)	4,584	4,580
2.898% due 09/30/2019 (f)	21,620	21,601
Diamond Resorts Corp.
7.000% due 08/11/2023	1,496	1,489
DJO Finance LLC
4.250% due 06/08/2020	997	959
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	102,438	103,231
Gardner Denver, Inc.
4.568% due 07/30/2020	2,139	2,120
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041	12,237	12,255
Las Vegas Sands LLC
3.020% due 12/19/2020	99,771	100,512
Lightstone Generation LLC
6.500% due 11/22/2023	6,400	6,496
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)	14,023	13,837
5.860% - 6.110% due 06/24/2021 (f)	9,286	9,075
NXP BV
3.270% due 12/07/2020	8,166	8,220
Rise Ltd.
4.750% due 01/31/2021 (f)	8,393	8,319
RPI Finance Trust
3.498% due 10/04/2022	11,595	11,738
TEX Operations Co. LLC
5.000% due 08/04/2023	9,007	9,099
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020	1,200	1,199
VISTRA Operations Co. LLC
4.000% due 12/14/2023	1,000	1,014
Westmoreland Coal Co.
7.500% due 12/16/2020	1,302	1,181
Yum! Brands, Inc.
3.486% due 06/16/2023	3,383	3,432

Total Bank Loan Obligations (Cost $447,125)		451,313

CORPORATE BONDS & NOTES 64.3%
BANKING & FINANCE 33.3%
ABN AMRO Bank NV
6.250% due 09/13/2022	9,475	9,724
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019	500	511
4.500% due 05/15/2021	4,850	5,038
4.625% due 10/30/2020	6,900	7,193
5.000% due 10/01/2021	5,700	6,006
Air Lease Corp.
3.000% due 09/15/2023	200	191
3.375% due 06/01/2021	6,600	6,692
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023	5,000	5,078
4.300% due 01/15/2026	12,535	12,889
4.500% due 07/30/2029	2,700	2,703

Alleghany Corp.
5.625% due 09/15/2020		1,000	1,082
Ally Financial, Inc.
8.000% due 11/01/2031		2,900	3,378
Alpha Star Holding Ltd.
4.970% due 04/09/2019		9,000	8,840
American Financial Group, Inc.
3.500% due 08/15/2026		10,900	10,446
American International Group, Inc.
4.375% due 01/15/2055		4,000	3,673
4.500% due 07/16/2044		10,250	10,127
6.250% due 05/01/2036		1,200	1,437
American Tower Corp.
3.500% due 01/31/2023		700	702
4.000% due 06/01/2025		21,500	21,566
4.400% due 02/15/2026		1,581	1,616
AvalonBay Communities, Inc.
3.500% due 11/15/2024		11,945	12,043
4.200% due 12/15/2023		1,000	1,057
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	11,948
6.750% due 04/06/2021		700	809
7.125% due 10/15/2020		10,050	11,620
Aviation Loan Trust
3.073% due 12/15/2022		3,525	3,192
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	13,800	13,893
8.875% due 04/14/2021 (e)		8,200	9,322
Banco de Credito e Inversiones
3.000% due 09/13/2017		$600	604
Banco do Brasil S.A.
3.875% due 10/10/2022		6,105	5,693
6.250% due 04/15/2024 (e)		2,900	2,136
9.000% due 06/18/2024 (e)		6,193	5,852
Banco Santander Chile
1.776% due 04/11/2017		2,850	2,848
Bank of America Corp.
0.000% due 01/04/2017 (c)		35,000	34,998
3.300% due 01/11/2023		1,125	1,129
3.875% due 08/01/2025		14,000	14,243
4.000% due 04/01/2024		15,800	16,302
4.057% due 10/21/2025	MXN	50,000	2,822
4.100% due 07/24/2023		$2,579	2,695
5.650% due 05/01/2018		21,045	22,054
5.750% due 12/01/2017		2,075	2,150
6.000% due 09/01/2017		22,630	23,289
6.400% due 08/28/2017		15,528	16,006
6.875% due 04/25/2018		56,292	59,844
Bank of America N.A.
1.303% due 05/08/2017		10,000	10,010
5.300% due 03/15/2017		2,084	2,100
6.100% due 06/15/2017		6,510	6,643
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	6,882
4.625% due 09/20/2026 (e)		4,600	4,231
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.363% due 03/10/2017		5,000	5,001
2.300% due 03/05/2020		19,600	19,379
2.850% due 09/08/2021		13,950	13,948
Barclays Bank PLC
7.625% due 11/21/2022		45,971	50,539
14.000% due 06/15/2019 (e)	GBP	400	607
Barclays PLC
2.992% due 08/10/2021		$2,600	2,666
3.200% due 08/10/2021		2,500	2,473
3.650% due 03/16/2025		1,000	970
4.375% due 01/12/2026		30,065	30,509
8.000% due 12/15/2020 (e)	EUR	8,150	9,077
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$9,000	9,324
7.250% due 02/01/2018		38,710	40,966
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	21,613
5.375% due 12/09/2019		13,550	14,131
Blackstone CQP Holdco LP
9.296% due 03/19/2019		45,668	46,068
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,382
5.000% due 06/15/2044		4,000	3,947
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		27,470	27,675
BPCE S.A.
4.500% due 03/15/2025		10,700	10,429
5.150% due 07/21/2024		7,300	7,424
5.700% due 10/22/2023		1,700	1,792

Brixmor Operating Partnership LP
3.250% due 09/15/2023		4,700	4,558
3.850% due 02/01/2025		5,425	5,345
4.125% due 06/15/2026		5,400	5,386
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		825	827
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	374
7.875% due 10/15/2019		26,675	29,563
Chubb INA Holdings, Inc.
2.300% due 11/03/2020		700	700
3.350% due 05/03/2026		7,000	7,089
CIT Group, Inc.
5.000% due 05/15/2018		400	406
Citigroup, Inc.
1.878% due 06/07/2019		27,300	27,522
2.074% due 08/02/2021		15,100	15,272
2.650% due 10/26/2020		2,000	2,002
3.200% due 10/21/2026		8,200	7,845
3.400% due 05/01/2026		2,200	2,139
3.700% due 01/12/2026		17,100	17,021
6.300% due 05/15/2024 (e)		12,200	12,112
8.125% due 07/15/2039		2,786	4,146
Citizens Financial Group, Inc.
2.375% due 07/28/2021		7,700	7,552
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,397
5.300% due 09/15/2043		6,400	7,500
CoBank ACB
6.250% due 10/01/2026 (e)		9,300	9,663
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,111
6.625% due 06/29/2021 (e)	EUR	1,000	1,129
6.875% due 03/19/2020		15,300	19,004
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,102
Countrywide Capital
8.050% due 06/15/2027		12,000	14,396
Credit Agricole S.A.
2.178% due 07/01/2021		4,000	4,045
6.500% due 06/23/2021 (e)	EUR	4,000	4,360
7.875% due 01/23/2024 (e)		$11,900	12,065
8.125% due 12/23/2025 (e)		5,500	5,809
8.125% due 09/19/2033		9,000	9,712
Credit Suisse AG
6.500% due 08/08/2023		38,255	40,792
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		1,100	1,155
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,745
3.172% due 04/16/2021		23,900	24,794
3.750% due 03/26/2025		6,400	6,306
3.800% due 09/15/2022		25,000	25,226
3.800% due 06/09/2023		12,600	12,590
Crown Castle International Corp.
2.250% due 09/01/2021		4,700	4,548
3.700% due 06/15/2026		1,200	1,178
4.450% due 02/15/2026		7,100	7,349
4.875% due 04/15/2022		5,000	5,336
5.250% due 01/15/2023		13,953	15,069
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		7,000	7,140
Deutsche Bank AG
1.350% due 05/30/2017		6,000	5,988
4.250% due 10/14/2021		65,000	65,261
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,258
Doctors Co.
6.500% due 10/15/2023		12,300	13,646
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,275	4,450
E*TRADE Financial Corp.
5.875% due 09/15/2026 (e)		9,700	9,668
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,183
EPR Properties
4.500% due 04/01/2025		3,900	3,854
4.750% due 12/15/2026		3,200	3,170
ERP Operating LP
2.375% due 07/01/2019		5,200	5,242
4.500% due 06/01/2045		400	403
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,030
3.500% due 04/01/2025		1,875	1,848
3.875% due 05/01/2024		3,900	3,972

Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,223
FBM Finance, Inc.
8.250% due 08/15/2021		2,200	2,332
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,440	23,740
First American Financial Corp.
4.300% due 02/01/2023		10,900	10,729
4.600% due 11/15/2024		5,115	5,056
First Republic Bank
2.375% due 06/17/2019		2,275	2,272
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,194
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		500	500
1.732% due 08/12/2019		500	501
2.240% due 06/15/2018		11,590	11,608
2.375% due 01/16/2018		4,960	4,983
5.000% due 05/15/2018		27,115	28,182
5.750% due 02/01/2021		2,200	2,413
GE Capital International Funding Co.
4.418% due 11/15/2035		43,626	45,731
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	3,993
General Motors Financial Co., Inc.
3.100% due 01/15/2019		10,000	10,108
3.200% due 07/13/2020		20,150	20,213
3.200% due 07/06/2021		10,000	9,918
4.375% due 09/25/2021		1,600	1,660
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		29,500	29,676
2.700% due 02/25/2021		25,000	25,743
3.500% due 01/23/2025		21,000	20,730
3.750% due 05/22/2025		23,115	23,186
5.750% due 01/24/2022		28,915	32,512
5.950% due 01/18/2018		30,911	32,207
6.150% due 04/01/2018		36,113	37,994
6.450% due 05/01/2036		7,000	8,355
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,500	7,302
6.375% due 04/15/2021		3,800	4,295
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,331
Hospitality Properties Trust
5.000% due 08/15/2022		3,500	3,696
Host Hotels & Resorts LP
4.000% due 06/15/2025		5,250	5,173
6.000% due 10/01/2021		6,100	6,794
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,858
HSBC Holdings PLC
2.498% due 01/05/2022		12,200	12,436
2.650% due 01/05/2022		6,900	6,750
2.950% due 05/25/2021		1,500	1,499
3.191% due 03/08/2021		8,300	8,687
3.600% due 05/25/2023		8,000	8,044
4.300% due 03/08/2026		34,300	35,556
6.000% due 09/29/2023 (e)	EUR	18,035	19,681
7.350% due 11/27/2032		$692	875
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,208
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,768
ING Bank NV
1.650% due 08/15/2019		2,300	2,269
ING Groep NV
6.500% due 04/16/2025 (e)		3,800	3,674
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		2,300	2,326
3.750% due 12/01/2025		1,700	1,741
4.000% due 10/15/2023		2,000	2,096
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,212
7.125% due 09/01/2018		10,860	11,729
8.250% due 12/15/2020		400	467
8.625% due 01/15/2022		8,600	10,352
8.875% due 09/01/2017		2,400	2,511
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	625
3.875% due 01/16/2018		2,800	2,838
3.875% due 01/15/2019		1,300	1,323
5.017% due 06/26/2024		6,890	6,370
5.710% due 01/15/2026		10,000	9,547
7.700% due 09/17/2025 (e)		7,200	6,795
Jefferies Finance LLC
6.875% due 04/15/2022		750	728
7.375% due 04/01/2020		16,725	16,809

Jefferies LoanCore LLC
6.875% due 06/01/2020		20,870	20,035
JPMorgan Chase & Co.
3.300% due 04/01/2026		14,203	13,952
3.900% due 07/15/2025		7,150	7,351
4.250% due 10/15/2020		800	846
6.100% due 10/01/2024 (e)		8,900	9,017
6.125% due 04/30/2024 (e)		5,500	5,534
6.750% due 02/01/2024 (e)		100	108
7.900% due 04/30/2018 (e)		32,723	33,926
JPMorgan Chase Bank N.A.
6.000% due 07/05/2017		21,210	21,691
6.000% due 10/01/2017		14,329	14,788
KBC Bank NV
8.000% due 01/25/2023		9,400	9,940
KEB Hana Bank
3.125% due 06/26/2017		3,650	3,672
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,836
4.375% due 10/01/2025		4,900	5,032
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,462
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,603
3.000% due 10/23/2017		15,250	15,362
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	205
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,700	4,246
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	1,909
12.000% due 12/16/2024 (e)		$15,050	20,129
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	8,898	11,513
7.875% due 06/27/2029 (e)		10,352	13,524
Manulife Financial Corp.
4.150% due 03/04/2026		$550	574
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,497
3.500% due 03/10/2025		10,750	10,828
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,421
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,150
Mid-America Apartments LP
3.750% due 06/15/2024		150	151
4.300% due 10/15/2023		25,485	26,594
Mitsubishi UFJ Financial Group, Inc.
2.017% due 09/13/2021		48,600	48,703
2.811% due 03/01/2021		28,000	28,990
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,002
Mizuho Financial Group, Inc.
2.097% due 09/13/2021		5,200	5,202
2.632% due 04/12/2021		8,000	7,914
Morgan Stanley
3.125% due 07/27/2026		1,000	956
3.875% due 01/27/2026		18,000	18,191
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		7,000	6,719
Nasdaq, Inc.
3.850% due 06/30/2026		10,000	9,939
National City Bank
1.318% due 06/07/2017		2,600	2,601
Nationwide Building Society
3.900% due 07/21/2025		1,200	1,235
Novo Banco S.A.
5.000% due 04/23/2019	EUR	4,900	3,559
5.000% due 05/14/2019		3,409	2,476
5.000% due 05/21/2019		3,000	2,179
5.000% due 05/23/2019		3,000	2,179
Old Republic International Corp.
3.875% due 08/26/2026		$19,410	18,473
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	7,998
4.500% due 01/15/2025		2,000	1,961
4.500% due 04/01/2027		3,400	3,265
4.950% due 04/01/2024		700	710
5.250% due 01/15/2026		7,300	7,503
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,502
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8,500	8,893
7.250% due 12/15/2021		4,117	4,313

PHH Corp.
6.375% due 08/15/2021		6,350	6,382
7.375% due 09/01/2019		3,500	3,780
Pinnacol Assurance
8.625% due 06/25/2034 (f)		6,000	5,998
Piper Jaffray Cos.
3.998% due 05/31/2017		800	800
Preferred Term Securities Ltd.
1.543% due 03/24/2034		33	29
Prologis LP
4.000% due 01/15/2018		2,000	2,041
Protective Life Global Funding
1.999% due 09/14/2021		15,600	15,080
Provident Funding Associates LP
6.750% due 06/15/2021		500	505
Radian Group, Inc.
5.250% due 06/15/2020		3,100	3,247
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,546
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,915
Rio Oil Finance Trust
9.250% due 07/06/2024		12,907	12,197
9.750% due 01/06/2027		15,487	14,326
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,991
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026		7,900	7,913
7.500% due 08/10/2020 (e)		400	380
8.000% due 08/10/2025 (e)		4,100	3,936
8.625% due 08/15/2021 (e)		30,650	31,340
Royal Bank of Scotland PLC
9.500% due 03/16/2022		10,900	11,081
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,653
2.875% due 08/05/2021		26,900	26,329
4.750% due 09/15/2025		38,961	38,258
5.625% due 09/15/2045		900	889
7.375% due 06/24/2022 (e)	GBP	2,630	3,262
Santander UK PLC
5.000% due 11/07/2023		$2,600	2,654
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,657
5.000% due 08/15/2018		6,000	6,250
Societe Generale S.A.
8.000% due 09/29/2025 (e)		3,000	3,009
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,600
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	10,984
8.250% due 12/15/2020		3,600	3,924
StanCorp Financial Group, Inc.
6.900% due 06/01/2067		5,300	4,306
Stearns Holdings LLC
9.375% due 08/15/2020		9,900	9,949
Sumitomo Mitsui Financial Group, Inc.
2.018% due 10/19/2021		35,000	35,141
2.631% due 03/09/2021		30,000	30,882
2.934% due 03/09/2021		5,900	5,929
Suzano Austria GmbH
5.750% due 07/14/2026		4,650	4,493
Synchrony Financial
2.111% due 02/03/2020		13,350	13,205
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	42,749
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		4,300	4,345
UBS AG
4.750% due 05/22/2023		15,668	16,021
5.125% due 05/15/2024		21,530	21,819
7.250% due 02/22/2022		27,200	27,416
7.625% due 08/17/2022		40,367	45,867
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		10,000	10,198
UDR, Inc.
3.700% due 10/01/2020		3,000	3,095
3.750% due 07/01/2024		1,125	1,140
4.000% due 10/01/2025		14,200	14,542
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,195
4.125% due 06/01/2021		4,300	4,386
4.875% due 06/01/2026		2,100	2,135
Visa, Inc.
3.150% due 12/14/2025		2,800	2,812
Vonovia Finance BV
3.200% due 10/02/2017		15,600	15,741
5.000% due 10/02/2023		1,100	1,146

WEA Finance LLC
2.700% due 09/17/2019		1,800	1,821
3.250% due 10/05/2020		10,250	10,429
Wells Fargo & Co.
2.117% due 10/31/2023		11,300	11,449
2.282% due 03/04/2021		18,750	19,164
2.500% due 03/04/2021		18,050	17,912
2.550% due 12/07/2020		10,500	10,510
3.000% due 04/22/2026		15,051	14,359
3.550% due 09/29/2025		19,850	19,812
7.980% due 03/15/2018 (e)		25,400	26,575
Wells Fargo Bank N.A.
1.601% due 12/06/2019		5,500	5,516
1.622% due 01/22/2018		21,100	21,206
1.750% due 05/24/2019		2,000	1,990
Welltower, Inc.
4.950% due 01/15/2021		2,500	2,696
6.125% due 04/15/2020		1,975	2,193
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,043
7.375% due 10/01/2019		7,165	8,045
7.375% due 03/15/2032		14,881	18,868
7.950% due 03/15/2025		12,479	15,443
8.500% due 01/15/2025		11,314	14,635
WP Carey, Inc.
4.250% due 10/01/2026		6,500	6,314
4.600% due 04/01/2024		150	152
XLIT Ltd.
6.500% due 04/15/2017 (e)		5,000	3,912

			3,260,575

INDUSTRIALS 24.2%
21st Century Fox America, Inc.
4.750% due 09/15/2044		125	125
Abbott Laboratories
2.350% due 11/22/2019		4,600	4,606
2.900% due 11/30/2021		11,500	11,486
AbbVie, Inc.
2.300% due 05/14/2021		500	490
2.850% due 05/14/2023		42,435	41,179
3.600% due 05/14/2025		34,255	33,946
4.300% due 05/14/2036		5,000	4,772
4.400% due 11/06/2042		7,000	6,598
Actavis Funding SCS
2.208% due 03/12/2020		23,550	24,012
3.800% due 03/15/2025		25,523	25,565
3.850% due 06/15/2024		24,300	24,527
4.550% due 03/15/2035		12,302	12,195
4.750% due 03/15/2045		3,880	3,816
Actavis, Inc.
4.625% due 10/01/2042		5,000	4,851
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,500	2,440
3.400% due 09/15/2026		2,000	1,899
6.125% due 09/15/2023		2,400	2,627
ADT Corp.
4.875% due 07/15/2032		2,100	1,743
Aetna, Inc.
2.400% due 06/15/2021		9,600	9,558
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,676	8,936
5.375% due 11/15/2022		1,539	1,579
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		21,600	21,624
Alliance Data Systems Corp.
5.375% due 08/01/2022		3,400	3,298
5.875% due 11/01/2021		1,300	1,323
Altice Financing S.A.
7.500% due 05/15/2026		5,000	5,212
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	2,258
7.750% due 05/15/2022		$2,900	3,103
American Airlines Pass-Through Trust
3.375% due 11/01/2028		4,646	4,582
3.700% due 04/01/2028		3,232	3,203
4.000% due 01/15/2027		1,199	1,237
5.250% due 07/31/2022		1,986	2,118
Amgen, Inc.
3.625% due 05/22/2024		10,000	10,177
4.400% due 05/01/2045		2,800	2,692
4.663% due 06/15/2051		39,404	38,133
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		33,900	34,512
3.650% due 02/01/2026		33,400	33,919
4.700% due 02/01/2036		25,400	26,792

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		3,000	3,274
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,204
4.650% due 01/15/2043		4,509	4,535
AP Moller - Maersk A/S
2.550% due 09/22/2019		5,800	5,778
Apple, Inc.
2.450% due 08/04/2026		28,000	26,272
Ardagh Packaging Finance PLC
6.750% due 05/15/2024	EUR	800	904
Asciano Finance Ltd.
5.000% due 04/07/2018		$4,000	4,110
6.000% due 04/07/2023		7,000	7,552
AstraZeneca PLC
3.375% due 11/16/2025		2,450	2,432
Biogen, Inc.
5.200% due 09/15/2045		8,000	8,607
Black Knight Lending Solutions, Inc.
5.750% due 04/15/2023		250	263
Boston Scientific Corp.
3.375% due 05/15/2022		4,000	4,066
3.850% due 05/15/2025		28,079	28,148
Braskem Finance Ltd.
5.375% due 05/02/2022		6,100	6,332
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,750
4.150% due 04/01/2045		2,500	2,536
4.450% due 03/15/2043		1,175	1,232
4.900% due 04/01/2044		2,562	2,872
5.400% due 06/01/2041		6,000	7,085
Cemex Finance LLC
4.625% due 06/15/2024	EUR	1,500	1,631
Cemex S.A.B. de C.V.
4.375% due 03/05/2023		1,460	1,583
4.750% due 01/11/2022		3,050	3,353
Cenovus Energy, Inc.
5.700% due 10/15/2019		$11,350	12,144
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019		400	400
Charter Communications Operating LLC
4.464% due 07/23/2022		33,665	35,187
4.908% due 07/23/2025		34,400	36,272
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		900	922
Cimarex Energy Co.
4.375% due 06/01/2024		63,542	66,108
5.875% due 05/01/2022		3,000	3,118
CNPC General Capital Ltd.
1.802% due 05/14/2017		6,000	6,003
Comcast Corp.
2.750% due 03/01/2023		11,000	10,919
3.150% due 03/01/2026		8,100	7,990
4.600% due 08/15/2045		2,975	3,120
Community Health Systems, Inc.
5.125% due 08/01/2021		5,000	4,650
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		828	852
4.750% due 07/12/2022		2,079	2,196
7.250% due 05/10/2021		10,565	11,819
Cox Communications, Inc.
3.850% due 02/01/2025		11,700	11,480
4.700% due 12/15/2042		1,170	1,019
9.375% due 01/15/2019		4,000	4,519
CRH America, Inc.
3.875% due 05/18/2025		10,000	10,187
Crown Castle Towers LLC
3.222% due 05/15/2042		4,000	4,071
CSX Corp.
3.950% due 05/01/2050		2,000	1,803
CVS Health Corp.
5.125% due 07/20/2045		1,500	1,675
CVS Pass-Through Trust
4.163% due 08/11/2036		396	396
4.704% due 01/10/2036		2,669	2,815
5.789% due 01/10/2026		83	91
5.926% due 01/10/2034		436	499
8.353% due 07/10/2031		419	540
D.R. Horton, Inc.
3.750% due 03/01/2019		2,023	2,069
5.750% due 08/15/2023		9,500	10,224
Delphi Automotive PLC
3.150% due 11/19/2020		4,500	4,573
4.250% due 01/15/2026		8,600	8,908

Diamond Finance Corp.
3.480% due 06/01/2019		14,000	14,296
4.420% due 06/15/2021		38,000	39,326
5.450% due 06/15/2023		39,000	41,382
6.020% due 06/15/2026		4,500	4,877
DP World Ltd.
6.850% due 07/02/2037		26,920	28,831
Dynegy, Inc.
6.750% due 11/01/2019		7,135	7,296
8.000% due 01/15/2025		1,800	1,688
Embraer Netherlands Finance BV
5.050% due 06/15/2025		1,200	1,199
EMD Finance LLC
2.950% due 03/19/2022		12,700	12,648
3.250% due 03/19/2025		7,700	7,531
Enbridge, Inc.
4.250% due 12/01/2026		5,000	5,122
Endo Finance LLC
5.375% due 01/15/2023		3,900	3,335
6.000% due 07/15/2023		11,250	9,928
7.250% due 01/15/2022		3,555	3,288
Energy Transfer Partners LP
3.600% due 02/01/2023		6,500	6,395
4.050% due 03/15/2025		24,200	23,967
4.750% due 01/15/2026		7,050	7,292
5.150% due 03/15/2045		1,250	1,201
5.200% due 02/01/2022		4,400	4,712
6.050% due 06/01/2041		6,400	6,582
6.500% due 02/01/2042		3,300	3,571
7.500% due 07/01/2038		3,802	4,415
Entergy Louisiana LLC
4.050% due 09/01/2023		1,700	1,781
Enterprise Products Operating LLC
3.700% due 02/15/2026		2,000	2,008
3.750% due 02/15/2025		9,100	9,250
3.950% due 02/15/2027		5,000	5,125
4.450% due 02/15/2043		6,890	6,543
5.100% due 02/15/2045		10,000	10,567
5.700% due 02/15/2042		15,002	16,471
EQT Midstream Partners LP
4.000% due 08/01/2024		20,160	19,891
ERAC USA Finance LLC
3.300% due 12/01/2026		700	672
Fidelity National Information Services, Inc.
2.250% due 08/15/2021		6,700	6,534
2.850% due 10/15/2018		5,600	5,699
3.625% due 10/15/2020		12,000	12,425
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		2,000	2,238
Forest Laboratories LLC
5.000% due 12/15/2021		750	811
Fortive Corp.
2.350% due 06/15/2021		1,100	1,085
Freeport Minerals Corp.
9.500% due 06/01/2031		200	234
Freeport-McMoRan, Inc.
6.625% due 05/01/2021		1,500	1,534
GATX Corp.
3.250% due 09/15/2026		5,000	4,721
General Electric Co.
3.150% due 09/07/2022		440	449
5.875% due 01/14/2038		2,396	3,016
6.875% due 01/10/2039		1,108	1,563
Georgia-Pacific LLC
2.539% due 11/15/2019		1,491	1,504
3.734% due 07/15/2023		1,000	1,031
5.400% due 11/01/2020		3,600	3,958
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022		2,700	2,708
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800	11,500
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	3,006
Harris Corp.
5.550% due 10/01/2021		2,025	2,235
HCA, Inc.
4.750% due 05/01/2023		2,650	2,720
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	3,970
5.014% due 12/27/2017		5,400	5,564
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$9,690	10,123
Historic TW, Inc.
9.150% due 02/01/2023		3,000	3,848
Humana, Inc.
3.150% due 12/01/2022		5,000	4,997

Imperial Tobacco Finance PLC
2.950% due 07/21/2020		15,150	15,245
3.500% due 02/11/2023		2,900	2,925
3.750% due 07/21/2022		5,900	6,058
Kern River Funding Corp.
4.893% due 04/30/2018		19	19
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		800	819
5.800% due 03/01/2021		600	658
6.375% due 03/01/2041		1,049	1,140
6.500% due 04/01/2020		2,610	2,889
6.500% due 09/01/2039		5,310	5,839
6.550% due 09/15/2040		3,300	3,634
6.950% due 01/15/2038		4,750	5,518
7.300% due 08/15/2033		600	705
7.400% due 03/15/2031		800	947
7.500% due 11/15/2040		5,000	5,988
9.000% due 02/01/2019		3,800	4,280
Kinder Morgan, Inc.
5.050% due 02/15/2046		9,900	9,819
5.300% due 12/01/2034		3,200	3,252
7.800% due 08/01/2031		3,000	3,711
Kinetic Concepts, Inc.
9.625% due 10/01/2021		4,750	5,047
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	3,025
Kraft Heinz Foods Co.
3.000% due 06/01/2026		5,500	5,166
3.950% due 07/15/2025		17,750	17,990
Laboratory Corp. of America Holdings
3.600% due 02/01/2025		3,050	3,038
Lifestorage, LP
3.500% due 07/01/2026		4,300	4,129
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	9,245
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		800	750
5.750% due 08/01/2022		2,500	2,419
Marriott International, Inc.
2.300% due 01/15/2022		11,700	11,351
3.750% due 03/15/2025		3,375	3,368
4.500% due 10/01/2034		6,099	5,982
Masco Corp.
4.450% due 04/01/2025		15,400	15,708
5.950% due 03/15/2022		5,020	5,560
7.125% due 03/15/2020		20,983	23,711
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	151
MCE Finance Ltd.
5.000% due 02/15/2021		16,000	15,978
Micron Technology, Inc.
7.500% due 09/15/2023		700	777
Microsoft Corp.
3.125% due 11/03/2025		10,500	10,615
3.700% due 08/08/2046		22,000	20,722
4.000% due 02/12/2055		4,545	4,301
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,800	12,449
Mitchells & Butlers Finance PLC
0.823% due 12/15/2030	GBP	1,119	1,200
Moody’s Corp.
4.875% due 02/15/2024		$700	757
5.250% due 07/15/2044		3,000	3,313
Murphy Oil Corp.
6.875% due 08/15/2024		1,500	1,601
National Fuel Gas Co.
5.200% due 07/15/2025		12,600	13,092
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		19,200	20,208
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020		900	890
2.350% due 03/04/2019		1,800	1,809
2.650% due 09/26/2018		1,200	1,212
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		1,324	1,429
7.027% due 05/01/2021		1,035	1,157
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029		5,200	5,333
NVR, Inc.
3.950% due 09/15/2022		4,000	4,077
NXP BV
3.875% due 09/01/2022		11,700	11,875
4.125% due 06/01/2021		2,000	2,070
4.625% due 06/15/2022		2,950	3,098
4.625% due 06/01/2023		5,300	5,578

ONEOK Partners LP
3.375% due 10/01/2022	19,291	19,375
4.900% due 03/15/2025	9,719	10,429
5.000% due 09/15/2023	7,200	7,837
Oracle Corp.
4.000% due 07/15/2046	5,000	4,785
Packaging Corp. of America
3.650% due 09/15/2024	900	904
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,631
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,203
Petroleos Mexicanos
4.875% due 01/24/2022	41,200	41,427
8.000% due 05/03/2019	32,700	35,970
Pioneer Natural Resources Co.
3.950% due 07/15/2022	3,000	3,113
4.450% due 01/15/2026	7,950	8,443
6.875% due 05/01/2018	4,374	4,644
7.200% due 01/15/2028	4,797	5,833
7.500% due 01/15/2020	20,591	23,410
Precision Drilling Corp.
5.250% due 11/15/2024	5,500	5,170
QUALCOMM, Inc.
3.450% due 05/20/2025	1,000	1,017
4.800% due 05/20/2045	6,834	7,306
QVC, Inc.
4.375% due 03/15/2023	6,400	6,354
4.450% due 02/15/2025	12,000	11,540
4.850% due 04/01/2024	2,700	2,715
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	896
Regency Energy Partners LP
4.500% due 11/01/2023	8,900	9,034
5.000% due 10/01/2022	2,550	2,703
5.500% due 04/15/2023	2,100	2,179
5.750% due 09/01/2020	200	216
5.875% due 03/01/2022	4,878	5,367
6.500% due 07/15/2021	3,100	3,202
Republic Services, Inc.
4.750% due 05/15/2023	1,300	1,420
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,835
Ryder System, Inc.
2.500% due 03/01/2018	495	499
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	1,300	1,396
5.750% due 05/15/2024	1,200	1,293
5.875% due 06/30/2026	9,625	10,407
SFR Group S.A.
7.375% due 05/01/2026	12,000	12,300
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,700	14,516
2.400% due 09/23/2021	10,000	9,661
2.875% due 09/23/2023	14,500	13,786
3.200% due 09/23/2026	4,800	4,488
Sky PLC
9.500% due 11/15/2018	400	453
Solvay Finance America LLC
3.400% due 12/03/2020	8,610	8,762
4.450% due 12/03/2025	10,000	10,381
Southern Co.
2.350% due 07/01/2021	10,000	9,829
3.250% due 07/01/2026	7,600	7,401
Spectra Energy Partners LP
3.375% due 10/15/2026	700	670
3.500% due 03/15/2025	9,517	9,300
4.500% due 03/15/2045	5,000	4,764
Studio City Co. Ltd.
5.875% due 11/30/2019	8,200	8,446
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	4,300	4,230
Symantec Corp.
3.950% due 06/15/2022	5,242	5,189
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	250	250
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	3,800	3,662
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	5,000	4,960
2.200% due 07/21/2021	1,300	1,244
2.800% due 07/21/2023	15,300	14,488
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	4,900	4,624
3.000% due 04/15/2023	12,800	12,585
3.300% due 02/15/2022	4,192	4,260

Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,551
4.500% due 09/15/2042		9,000	8,166
5.000% due 02/01/2020		7,300	7,748
6.750% due 07/01/2018		3,300	3,524
8.250% due 04/01/2019		5,400	6,069
8.750% due 02/14/2019		4,262	4,804
Time Warner, Inc.
4.650% due 06/01/2044		5,000	4,829
Times Square Hotel Trust
8.528% due 08/01/2026		636	723
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		4,074	4,041
Tyson Foods, Inc.
3.950% due 08/15/2024		17,191	17,522
4.875% due 08/15/2034		1,719	1,754
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,244	2,505
7.125% due 04/22/2025		1,810	2,083
UAL Pass-Through Trust
9.750% due 07/15/2018		351	352
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,030
United Airlines Pass-Through Trust
2.875% due 04/07/2030		18,400	17,365
3.100% due 04/07/2030		9,600	9,132
3.450% due 01/07/2030		11,200	10,906
UnitedHealth Group, Inc.
3.750% due 07/15/2025		1,000	1,035
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,035
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	21
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		30,300	25,755
6.375% due 10/15/2020		4,400	3,802
6.750% due 08/15/2018		8,520	8,115
Viacom, Inc.
4.250% due 09/01/2023		9,434	9,445
4.500% due 02/27/2042		800	664
5.850% due 09/01/2043		12,025	11,804
Virgin Australia Pass Through Trust
5.000% due 04/23/2025		3,203	3,351
Virgin Media Secured Finance PLC
5.500% due 01/15/2025	GBP	1,387	1,769
5.500% due 08/15/2026		$5,900	5,900
6.250% due 03/28/2029	GBP	1,500	1,947
Viterra, Inc.
5.950% due 08/01/2020		$470	511
Volkswagen Group of America Finance LLC
1.351% due 11/20/2017		3,600	3,591
1.650% due 05/22/2018		1,400	1,393
Volkswagen International Finance NV
2.125% due 11/20/2018		331	331
Walgreens Boots Alliance, Inc.
2.600% due 06/01/2021		3,600	3,578
Wesfarmers Ltd.
1.874% due 03/20/2018		12,600	12,586
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,419
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,543
3.950% due 06/01/2025		2,600	2,565
4.000% due 07/01/2022		6,500	6,607
4.650% due 07/01/2026		1,050	1,088
5.375% due 06/01/2021		1,000	1,076
5.450% due 04/01/2044		840	867
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	4,999
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	5,505
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,369
9.000% due 10/01/2021		1,500	1,838
Williams Partners LP
4.000% due 09/15/2025		235	232
4.300% due 03/04/2024		1,850	1,869
4.500% due 11/15/2023		3,700	3,802
5.100% due 09/15/2045		650	619
5.250% due 03/15/2020		100	107
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,480
3.700% due 09/15/2026		1,000	978
Wynn Las Vegas LLC
4.250% due 05/30/2023		22,982	21,969
5.500% due 03/01/2025		34,425	34,236

Wynn Macau Ltd.
5.250% due 10/15/2021		20,550	20,807
Yellowstone Energy LP
5.750% due 12/31/2026		4,311	4,340
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		10,000	9,974
3.550% due 04/01/2025		16,239	15,824
Zoetis, Inc.
3.250% due 02/01/2023		2,000	1,996
3.450% due 11/13/2020		2,000	2,053
4.500% due 11/13/2025		1,300	1,379
4.700% due 02/01/2043		9,578	9,340

			2,364,931

UTILITIES 6.8%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		400	402
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,732
AT&T, Inc.
2.300% due 03/11/2019		1,000	1,004
3.000% due 06/30/2022		31,700	31,123
3.600% due 02/17/2023		20,500	20,681
3.950% due 01/15/2025		4,300	4,309
4.125% due 02/17/2026		29,000	29,379
4.300% due 12/15/2042		17,000	15,247
4.350% due 06/15/2045		620	554
4.550% due 03/09/2049		6,615	6,018
4.800% due 06/15/2044		3,500	3,313
5.350% due 09/01/2040		636	654
Black Hills Corp.
3.150% due 01/15/2027		3,500	3,351
Blue Racer Midstream LLC
6.125% due 11/15/2022		7,960	8,000
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		1,594	480
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		2,950	2,907
Constellation Energy Group, Inc.
5.150% due 12/01/2020		4,500	4,865
DTE Energy Co.
6.375% due 04/15/2033		900	1,102
Duke Energy Carolinas LLC
2.500% due 03/15/2023		1,000	991
Duke Energy Corp.
2.650% due 09/01/2026		2,800	2,615
3.750% due 04/15/2024		20,557	21,208
E.ON International Finance BV
5.800% due 04/30/2018		4,800	5,035
Electricite de France S.A.
4.875% due 01/22/2044		500	501
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,069
3.550% due 06/15/2026		1,500	1,475
Enable Midstream Partners LP
3.900% due 05/15/2024		7,270	6,899
Entergy Corp.
2.950% due 09/01/2026		8,795	8,232
4.000% due 07/15/2022		4,200	4,393
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,273
Exelon Corp.
3.950% due 06/15/2025		6,400	6,583
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	998
FirstEnergy Corp.
2.750% due 03/15/2018		7,250	7,317
4.250% due 03/15/2023		3,288	3,400
7.375% due 11/15/2031		21,521	27,757
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,233
4.375% due 09/19/2022		$5,600	5,554
Genesis Energy LP
5.625% due 06/15/2024		10,600	10,467
6.000% due 05/15/2023		5,800	5,930
6.750% due 08/01/2022		10,450	10,910
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		975	351
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,686
NGPL PipeCo LLC
9.625% due 06/01/2019		10,000	10,525
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,940	1,803

Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)	12,136	3,613
6.750% due 10/01/2023 (f)	5,806	1,597
Pacific Gas & Electric Co.
2.450% due 08/15/2022	1,500	1,482
Petrobras Global Finance BV
3.873% due 03/17/2020	4,735	4,640
5.375% due 01/27/2021	2,500	2,451
5.750% due 01/20/2020	9,200	9,338
7.875% due 03/15/2019	2,600	2,793
8.375% due 05/23/2021	23,155	25,007
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,500	1,325
Plains All American Pipeline LP
2.850% due 01/31/2023	12,492	11,814
3.600% due 11/01/2024	12,900	12,357
3.850% due 10/15/2023	18,672	18,499
4.300% due 01/31/2043	480	398
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	10,075
PSEG Power LLC
3.000% due 06/15/2021	7,760	7,785
Puget Energy, Inc.
3.650% due 05/15/2025	780	769
Shell International Finance BV
4.000% due 05/10/2046	8,375	8,012
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	13,900	13,707
Southern Power Co.
1.950% due 12/15/2019	6,000	5,944
2.500% due 12/15/2021	6,000	5,877
Spire, Inc.
1.656% due 08/15/2017	13,500	13,504
Sprint Capital Corp.
6.900% due 05/01/2019	12,300	13,053
Sprint Communications, Inc.
8.375% due 08/15/2017	8,000	8,310
Telecom Italia SpA
5.303% due 05/30/2024	9,900	9,690
Terraform Global Operating LLC
9.750% due 08/15/2022	1,025	1,099
Transocean Phoenix Ltd.
7.750% due 10/15/2024	5,325	5,645
Transocean Proteus Ltd.
6.250% due 12/01/2024	6,600	6,695
Verizon Communications, Inc.
3.850% due 11/01/2042	5,200	4,515
4.672% due 03/15/2055	22,793	21,519
4.862% due 08/21/2046	12,514	12,705
5.012% due 08/21/2054	19,232	19,236
5.150% due 09/15/2023	80,050	88,549
Williams Partners LP
4.875% due 05/15/2023	12,478	12,714

		666,043

Total Corporate Bonds & Notes (Cost $6,304,050)		6,291,549

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,644

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,927

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	7,999
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	6,210	5,495

		13,494

OHIO 0.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,900	1,644
5.875% due 06/01/2047	15,600	13,683

Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,794

		18,121

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,315

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,218

Total Municipal Bonds & Notes (Cost $45,765)		48,719

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
3.000% due 01/01/2045	432	429
3.500% due 07/01/2046	5,394	5,546
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	154,900	153,648
3.500% due 01/01/2047 - 02/01/2047	551,900	564,969
Freddie Mac
5.992% due 11/25/2055	3,555	2,018
9.756% due 03/25/2029	500	501

Total U.S. Government Agencies (Cost $723,296)		727,111

U.S. TREASURY OBLIGATIONS 16.0%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)	366,971	307,783
2.500% due 02/15/2045	41,640	37,014
2.500% due 02/15/2046	92,825	82,305
2.500% due 05/15/2046	161,161	142,871
2.875% due 08/15/2045	27,317	26,232
3.000% due 05/15/2042	2,750	2,722
3.000% due 11/15/2044	80,154	79,022
3.125% due 02/15/2042	74,170	75,132
3.125% due 08/15/2044	70,025	70,732
3.375% due 05/15/2044 (h)	175,750	186,012
3.625% due 02/15/2044	21,050	23,288
4.375% due 05/15/2040 (j)	6,695	8,259
6.125% due 11/15/2027	3,750	5,026
6.250% due 05/15/2030	5,950	8,405
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (j)	16,208	16,359
0.375% due 07/15/2025 (j)	9,887	9,838
U.S. Treasury Notes
0.750% due 08/15/2019	16,000	15,750
1.375% due 09/30/2020 (j)(l)	133,800	132,207
1.625% due 07/31/2020 (j)(l)	14,700	14,682
1.625% due 11/15/2022 (l)	3,000	2,917
1.750% due 12/31/2020 (j)(l)	49,148	49,100
1.750% due 01/31/2023 (l)	1,000	976
1.875% due 10/31/2022 (j)(l)	7,000	6,900
2.000% due 08/15/2025 (h)(j)	119,200	115,322
2.000% due 11/15/2026	79,730	76,599
2.125% due 08/31/2020 (j)(l)	49,924	50,704
2.125% due 12/31/2022 (l)	5,000	4,992
U.S. Treasury STRIPS (c)
0.000% due 05/15/2043	1,025	447
0.000% due 08/15/2044	2,125	890
0.000% due 02/15/2045	34,200	14,094

Total U.S. Treasury Obligations (Cost $1,660,179)		1,566,580

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
3.124% due 01/25/2036 ^	769	673
American Home Mortgage Assets Trust
0.876% due 10/25/2046	3,629	2,871
American Home Mortgage Investment Trust
3.043% due 11/25/2045 ^	1,336	1,016
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	1,261	1,179
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	88	90
5.747% due 02/10/2051	601	609
Banc of America Funding Trust
0.929% due 10/20/2036	3,275	2,757
1.019% due 06/20/2047	2,000	1,605
1.156% due 05/25/2037 ^	837	621
42.141% due 07/25/2047 ^	1,307	2,553

BCAP LLC Trust
0.976% due 05/25/2047 ^		2,341	1,921
3.240% due 07/26/2036		439	358
Bear Stearns ALT-A Trust
1.076% due 08/25/2036		1,175	953
3.117% due 03/25/2036 ^		433	332
3.184% due 08/25/2036 ^		1,873	1,376
Bear Stearns Asset-Backed Securities Trust
1.106% due 12/25/2035 ^		607	396
1.756% due 08/25/2035		254	212
Berica ABS SRL
0.019% due 12/31/2055	EUR	5,649	5,929
ChaseFlex Trust
1.096% due 08/25/2037		$990	794
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049		91	92
Citigroup Mortgage Loan Trust, Inc.
3.001% due 03/25/2037 ^		999	856
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		67	68
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,618	1,266
Countrywide Alternative Loan Trust
0.916% due 07/25/2036		3,074	2,682
0.916% due 12/25/2046 ^		726	677
0.926% due 11/25/2036		541	490
0.929% due 09/20/2046		5,449	4,008
0.946% due 09/25/2046 ^		4,804	3,717
0.949% due 09/20/2046		4,644	2,988
1.106% due 05/25/2037 ^		1,397	758
1.556% due 12/25/2035 ^		1,132	882
6.000% due 03/25/2036 ^		1,761	1,465
6.000% due 05/25/2036 ^		165	130
6.500% due 12/25/2036 ^		629	447
Credit Suisse Commercial Mortgage Trust
3.231% due 05/27/2037		5,289	2,924
Credit Suisse Mortgage Capital Certificates
3.067% due 04/28/2037		3,101	2,309
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	323
Deutsche ALT-A Securities, Inc.
0.896% due 08/25/2037 ^		5,121	4,666
First Horizon Mortgage Pass-Through Trust
2.826% due 11/25/2037 ^		1,881	1,638
GSMSC Resecuritization Trust
0.754% due 08/26/2033		7,485	7,192
HarborView Mortgage Loan Trust
0.986% due 01/19/2036		4,185	2,775
1.079% due 06/20/2035		2,120	2,000
3.393% due 06/19/2036 ^		1,580	985
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		232	216
Impac Secured Assets Trust
1.016% due 01/25/2037		7,024	4,554
JPMorgan Alternative Loan Trust
0.866% due 09/25/2036 ^		1,116	1,104
3.225% due 05/25/2037 ^		2,291	1,920
6.310% due 08/25/2036 ^		2,762	2,354
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		701	630
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		51	48
3.368% due 05/25/2033		10	10
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		77	79
Morgan Stanley Capital Trust
5.569% due 12/15/2044		812	828
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		509	252
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037		72	65
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		1,580	932
Residential Accredit Loans, Inc. Trust
0.936% due 05/25/2036		2,777	2,419
0.936% due 09/25/2036		1,239	1,050
0.946% due 08/25/2036		2,412	1,894
0.946% due 09/25/2036		2,372	2,012
1.106% due 08/25/2035 ^		3,781	2,772
3.496% due 07/25/2035		646	595
4.137% due 01/25/2036 ^		3,252	2,609
4.275% due 09/25/2035 ^		458	383
Sequoia Mortgage Trust
0.939% due 05/20/2035		266	245

Structured Adjustable Rate Mortgage Loan Trust
1.056% due 08/25/2036 ^	1,809	1,405
3.094% due 07/25/2036 ^	3,042	2,074
3.180% due 05/25/2036 ^	2,587	2,066
3.225% due 02/25/2036 ^	2,080	1,966
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036	2,199	1,766
Thornburg Mortgage Securities Trust
5.983% due 09/25/2037	30	30
Wachovia Mortgage Loan Trust LLC
3.212% due 10/20/2035 ^	453	412
3.407% due 05/20/2036 ^	1,476	1,313
WaMu Mortgage Pass-Through Certificates Trust
2.658% due 12/25/2036 ^	259	226
4.341% due 07/25/2037 ^	921	847
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 11/25/2046	2,264	1,643
6.000% due 07/25/2036	459	375
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	379	337

Total Non-Agency Mortgage-Backed Securities (Cost $99,007)		113,014

ASSET-BACKED SECURITIES 2.9%
Aames Mortgage Investment Trust
1.784% due 06/25/2035	4,000	3,568
ACE Securities Corp. Home Equity Loan Trust
0.916% due 08/25/2036 ^	1,844	676
0.956% due 12/25/2036	6,375	2,707
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	6,518	6,469
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.216% due 07/25/2035	3,100	3,043
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,689	5,761
Argent Securities Trust
0.866% due 09/25/2036	2,124	835
1.026% due 05/25/2036	1,651	581
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.136% due 02/25/2036	3,971	2,818
Asset-Backed Funding Certificates Trust
0.886% due 01/25/2037	6,155	4,238
0.896% due 10/25/2036	4,265	3,655
Asset-Backed Securities Corp. Home Equity Loan Trust
1.656% due 06/25/2035	1,000	879
2.631% due 09/25/2034	1,194	1,045
Bear Stearns Asset-Backed Securities Trust
1.166% due 12/25/2035	589	583
1.196% due 12/25/2035 ^	6,863	5,450
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	6,000	5,962
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022	2,954	2,958
Carrington Mortgage Loan Trust
1.806% due 05/25/2035	2,100	1,659
Cavalry CLO Ltd.
2.250% due 01/16/2024	4,413	4,416
Citigroup Mortgage Loan Trust, Inc.
0.896% due 12/25/2036	541	494
0.992% due 11/25/2046	582	500
1.016% due 03/25/2036	2,700	2,291
1.026% due 05/25/2037	4,254	3,677
Countrywide Asset-Backed Certificates
0.896% due 07/25/2037 ^	3,947	3,281
0.896% due 06/25/2047 ^	4,417	3,204
0.906% due 05/25/2037	1,423	1,350
0.976% due 09/25/2047	1,137	1,010
0.996% due 03/25/2036	3,199	2,613
4.902% due 10/25/2046 ^	2,615	2,452
Countrywide Asset-Backed Certificates Trust
0.906% due 02/25/2037	1,729	1,703
Credit-Based Asset Servicing and Securitization LLC
0.906% due 11/25/2036	1,803	1,055
Eagle Ltd.
2.570% due 12/15/2039	1,625	1,615
ECAF Ltd.
4.947% due 06/15/2040	7,434	7,554
Fremont Home Loan Trust
0.906% due 01/25/2037	2,058	1,097
0.926% due 02/25/2037	2,692	1,503
1.446% due 01/25/2035	1,306	1,296
GSAA Home Equity Trust
3.117% due 03/25/2036	2,975	1,970
GSAMP Trust
0.896% due 06/25/2036	549	492
Home Equity Loan Trust
1.096% due 04/25/2037	3,100	1,859

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.006% due 03/25/2036	188	185
IXIS Real Estate Capital Trust
0.906% due 01/25/2037	4,013	1,938
JPMorgan Mortgage Acquisition Trust
0.906% due 01/25/2037	3,170	3,012
0.946% due 03/25/2047	3,770	2,957
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	14,000	13,785
Lehman XS Trust
0.936% due 06/25/2036	1,049	761
Long Beach Mortgage Loan Trust
0.936% due 03/25/2046	10,517	7,501
MASTR Asset-Backed Securities Trust
0.996% due 03/25/2036	4,295	2,642
1.256% due 10/25/2035 ^	2,061	1,639
Merrill Lynch Mortgage Investors Trust
0.926% due 07/25/2037	1,795	1,025
0.936% due 03/25/2037	819	819
1.016% due 03/25/2037	16,900	13,472
1.206% due 02/25/2047	8,371	5,115
Morgan Stanley ABS Capital, Inc. Trust
0.896% due 10/25/2036	1,488	848
0.906% due 11/25/2036	2,394	1,446
0.906% due 12/25/2036	1,102	702
0.906% due 02/25/2037	5,647	3,417
0.936% due 02/25/2037	14,611	6,459
0.956% due 02/25/2037	740	451
0.976% due 10/25/2036	1,627	937
0.986% due 02/25/2037	5,567	2,481
1.006% due 08/25/2036	9,195	5,567
2.006% due 07/25/2037	2,100	1,470
Morgan Stanley Home Equity Loan Trust
0.856% due 04/25/2037	348	216
1.106% due 04/25/2037	1,659	1,065
National Collegiate Student Loan Trust
1.016% due 02/26/2029	1,456	1,413
1.026% due 03/26/2029	489	468
Nationstar Home Equity Loan Trust
1.076% due 04/25/2037	7,100	5,187
NovaStar Mortgage Funding Trust
0.906% due 03/25/2037	1,566	807
0.966% due 01/25/2037	5,863	2,610
1.006% due 10/25/2036	1,713	1,003
Option One Mortgage Loan Trust
0.896% due 01/25/2037	6,408	3,736
RAAC Trust
2.256% due 09/25/2047	3,200	2,698
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,544	8,225
Residential Asset Mortgage Products Trust
0.814% due 12/25/2035	13,742	10,201
1.376% due 05/25/2035	4,219	3,916
Residential Asset Securities Corp. Trust
1.076% due 01/25/2036	654	651
1.166% due 01/25/2036	1,000	923
Saxon Asset Securities Trust
1.379% due 03/25/2035 ^	1,339	1,238
Securitized Asset-Backed Receivables LLC Trust
1.006% due 03/25/2036	1,789	1,089
Shackleton CLO Ltd.
2.064% due 10/20/2023	1,900	1,902
Soundview Home Loan Trust
0.926% due 06/25/2036	3,550	3,312
Specialty Underwriting & Residential Finance Trust
0.906% due 06/25/2037	850	515
1.026% due 04/25/2037	1,744	1,000
1.056% due 12/25/2036	6,015	5,137
3.895% due 02/25/2037 ^	2,161	1,167
Structured Asset Investment Loan Trust
0.906% due 09/25/2036	1,538	1,354
0.916% due 05/25/2036	774	709
Structured Asset Securities Corp. Mortgage Loan Trust
0.906% due 09/25/2036	67	67
1.256% due 11/25/2037	8,000	5,076
VOLT LLC
4.250% due 03/26/2046	3,098	3,127
Voya CLO Ltd.
2.180% due 10/15/2022	12,000	12,008
2.200% due 10/15/2022	21,500	21,526

Total Asset-Backed Securities (Cost $263,488)		279,294

SOVEREIGN ISSUES 1.3%
Export-Import Bank of India
3.375% due 08/05/2026		22,500	21,058
Export-Import Bank of Korea
4.000% due 01/11/2017		1,200	1,200
4.000% due 01/29/2021		1,000	1,048
5.000% due 04/11/2022		4,000	4,417
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,761
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		1,119	1,230
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,443
Korea Development Bank
3.875% due 05/04/2017		$10,000	10,073
4.625% due 11/16/2021		7,200	7,811
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	13,856
3.250% due 07/25/2025		9,600	2,253
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	340,000	2,851
4.500% due 07/03/2017		680,000	5,767
Saudi Government International Bond
2.375% due 10/26/2021		$30,000	29,156
3.250% due 10/26/2026		10,900	10,349
Slovenia Government International Bond
4.125% due 02/18/2019		300	312
5.250% due 02/18/2024		4,700	5,161
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	10,398

Total Sovereign Issues (Cost $136,171)			130,144

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (a)		441,790	24

Total Common Stocks (Cost $2,953)			24

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		7,750	9,225

REAL ESTATE 0.0%
Welltower, Inc.
6.500% (e)		84,000	5,074

Total Convertible Preferred Securities (Cost $9,723)			14,299

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (e)		30,000	3,191
CoBank ACB
6.200% due 01/01/2025 (e)		106,000	10,501
6.250% due 10/01/2022 (e)		25,000	2,548
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		13,000	15,567
Navient Corp.
3.464% due 03/15/2017		21,400	536

Total Preferred Securities (Cost $29,614)			32,343

SHORT-TERM INSTRUMENTS 2.9%
CERTIFICATES OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp.
1.254% due 05/02/2017		$16,100	16,111

REPURCHASE AGREEMENTS (g) 2.4%		231,800

U.S. TREASURY BILLS 0.3%
0.464% due 01/12/2017 - 03/16/2017 (b)(c)(j)(l)	30,945	30,927

Total Short-Term Instruments (Cost $278,826)		278,838

Total Investments in Securities (Cost $10,000,197)		9,933,228

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	69,595,301	687,950

Total Short-Term Instruments (Cost $687,957)		687,950

Total Investments in Affiliates (Cost $687,957)		687,950

Total Investments 108.5% (Cost $10,688,154)		$10,621,178
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(37,389))		(10,870)
Other Assets and Liabilities, net (8.4)%		(821,363)

Net Assets 100.0%		$9,788,945

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$17,200	$17,514	0.18%
Delta Air Lines, Inc.	2.887	05/09/2019	05/05/2014	4,584	4,580	0.05
Delta Air Lines, Inc.	2.898	09/30/2019	09/29/2014	21,620	21,601	0.22
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	14,023	13,837	0.14
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	9,286	9,075	0.09
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	11/25/2014 - 06/25/2015	10,415	3,613	0.04
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	11/25/2014 - 07/14/2015	4,477	1,597	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	5,998	0.06
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	8,391	8,319	0.08

				$95,996	$86,134	0.88%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.400%	12/30/2016	01/03/2017	$231,800	U.S. Treasury Bonds 2.500% due 02/15/2045	$(40,815)	$231,800	$231,810
					U.S. Treasury Notes 1.625% - 2.000% due 11/30/2022 - 05/31/2023	(196,056)

Total Repurchase Agreements						$(236,871)	$231,800	$231,810

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	12/12/2016	01/17/2017	$(59,940)	$(59,966)
JPS	0.840	12/12/2016	01/20/2017	(48,563)	(48,587)
SCX	0.780	12/12/2016	02/13/2017	(3,780)	(3,782)
	0.790	12/12/2016	01/18/2017	(2,100)	(2,101)
	0.820	12/12/2016	01/23/2017	(2,730)	(2,731)
	0.870	12/12/2016	02/23/2017	(1,050)	(1,051)

Total Reverse Repurchase Agreements					$(118,218)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.950)%	12/30/2016	01/03/2017	$(231,928)	$(231,904)

Total Sale-Buyback Transactions					$(231,904)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(270,835) at a weighted average interest rate of 0.386%.

(h)	Securities with an aggregate market value of $349,227 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	203	$(82)	$(11)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	203	(51)	(11)

				$(133)	$(22)

Total Written Options				$(133)	$(22)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	4,098	$4,397	$0	$(103)
90-Day Eurodollar June Futures	Short	06/2017	649	357	0	(16)
90-Day Eurodollar March Futures	Short	03/2017	3,546	798	0	(44)
90-Day Eurodollar March Futures	Short	03/2018	1,157	1,546	0	(43)
Australia Government 10-Year Bond March Futures	Long	03/2017	5	2	3	0
Euro-Bund 10-Year Bond March Futures	Short	03/2017	95	(251)	45	(55)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	34	9	0	(2)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,050	(322)	172	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	8,311	(3,452)	2,857	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	385	(513)	373	0

Total Futures Contracts				$2,571	$3,450	$(263)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aetna, Inc.	1.000%	12/20/2020	0.301%		$13,100	$(359)	$(11)	$0	$0
Airbus Group Finance BV	1.000	12/20/2017	0.250	EUR	8,000	65	25	0	0
Anadarko Petroleum Corp.	1.000	06/20/2019	0.711		$3,000	22	13	0	(1)
Anadarko Petroleum Corp.	1.000	12/20/2020	1.055		8,700	(15)	83	5	0
Anadarko Petroleum Corp.	1.000	06/20/2021	1.214		7,000	(60)	74	0	0
Anadarko Petroleum Corp.	1.000	12/20/2021	1.339		10,600	(163)	137	8	0
Anglo American Capital PLC	5.000	06/20/2019	1.094	EUR	15,000	1,556	(21)	0	(21)
Berkshire Hathaway, Inc.	1.000	06/20/2020	0.589		$22,500	321	13	0	(6)
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		65,500	532	89	5	0
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.941		20,000	68	6	0	(23)
Berkshire Hathaway, Inc.	1.000	06/20/2023	1.101		19,400	(108)	11	0	(23)
Berkshire Hathaway, Inc.	1.000	03/20/2024	1.185		10,000	(116)	14	0	(5)
Caterpillar, Inc.	1.000	12/20/2020	0.439		7,650	(169)	(7)	0	(1)
CBS Corp.	1.000	12/20/2021	0.645		100	2	0	0	0
Darden Restaurants, Inc.	1.000	06/20/2020	0.403		11,500	(238)	(20)	2	0
Deere & Co.	1.000	12/20/2020	0.346		4,575	(117)	(9)	0	0
Dow Chemical Co.	1.000	12/20/2020	0.597		4,000	(64)	(12)	0	0
Enbridge, Inc.	1.000	09/20/2017	0.428		9,000	41	2	0	0
Enbridge, Inc.	1.000	06/20/2019	0.956		10,150	15	12	0	(5)
Enbridge, Inc.	1.000	12/20/2021	1.484		10,000	(219)	48	0	0
ERP Operating LP	1.000	12/20/2020	0.415		3,800	(87)	(3)	0	0
Exelon Generation Co. LLC	1.000	06/20/2021	1.677		3,400	(95)	6	0	(1)
Ford Motor Co.	5.000	12/20/2021	1.458		9,200	1,529	128	6	0
Ford Motor Co.	5.000	12/20/2023	1.900		2,000	384	22	2	0
Ford Motor Credit Co. LLC	5.000	06/20/2021	1.297		20,500	3,236	130	0	(1)
General Motors Co.	5.000	06/20/2021	1.457		3,000	453	27	0	(1)
HCP, Inc.	1.000	12/20/2020	1.356		10,000	(131)	9	0	(9)
Hess Corp.	1.000	06/20/2021	1.546		45,000	(1,013)	473	0	(31)
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.481		400	(5)	(1)	0	0
Kinder Morgan, Inc.	1.000	12/20/2020	1.039		2,000	(2)	11	0	0
Kinder Morgan, Inc.	1.000	06/20/2021	1.193		11,900	(93)	68	0	(7)
Kinder Morgan, Inc.	1.000	12/20/2021	1.316		1,600	(23)	12	0	0
MetLife, Inc.	1.000	03/20/2021	0.758		10,000	102	18	0	(4)
MetLife, Inc.	1.000	06/20/2021	0.822		17,500	140	32	0	(10)
MetLife, Inc.	1.000	09/20/2021	0.879		24,800	144	53	0	(11)
MetLife, Inc.	1.000	12/20/2021	0.930		22,700	84	63	0	0
MetLife, Inc.	1.000	03/20/2022	0.998		2,800	1	6	0	(3)
MetLife, Inc.	1.000	12/20/2023	1.336		2,800	(58)	10	0	(1)
Navient Corp.	5.000	12/20/2021	3.595		1,150	73	16	1	0
Newmont Mining Corp.	1.000	12/20/2020	1.028		7,000	5	(10)	0	(2)
Prudential Financial, Inc.	1.000	06/20/2020	0.562		9,500	145	11	0	(4)
Prudential Financial, Inc.	1.000	06/20/2021	0.757		10,500	113	19	0	(4)
Prudential Financial, Inc.	1.000	09/20/2021	0.805		47,300	433	102	0	(14)
Shell International Finance BV	1.000	03/20/2020	0.496	EUR	2,650	47	2	0	0
Sprint Communications, Inc.	5.000	09/20/2020	2.763		$12,300	972	430	5	0
Viacom, Inc.	1.000	03/20/2021	1.084		4,700	(14)	(73)	0	(2)
Volkswagen International Finance NV	1.000	06/20/2017	0.247	EUR	29,600	124	79	3	0
Volkswagen International Finance NV	1.000	06/20/2021	0.961		19,000	42	60	0	(7)
Williams Cos., Inc.	1.000	09/20/2019	1.286		$2,800	(20)	3	0	(1)

						$7,480	$2,150	$37	$(198)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$6,600	$104	$9	$1	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	140,900	2,250	244	32	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	367,500	6,157	945	101	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	573,000	9,739	1,320	105	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	1,077,550	16,722	2,922	322	0

				$34,972	$5,440	$561	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	80,800	$6,535	$(657)	$562	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$173,000	(305)	(97)	0	(21)
Receive *	3-Month USD-LIBOR	2.910	08/20/2019		352,100	(3,052)	658	0	(78)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		92,700	2,062	591	0	(103)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		199,610	10,554	1,604	0	(664)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		3,100	259	(12)	0	(11)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		44,000	1,187	553	0	(373)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		104,100	8,587	1,044	0	(876)
Pay *	3-Month ZAR-JIBAR	8.300	03/15/2027	ZAR	313,100	(107)	395	89	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(658)	(107)	123	0
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024		1,300	(178)	(9)	0	(3)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		9,800	197	(52)	0	(42)
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		11,600	(37)	(39)	0	(67)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	74,500	(1,801)	455	295	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		134,600	8,041	(2,235)	0	(986)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		6,200	(616)	(511)	0	(109)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035	JPY	1,515,000	(1,546)	182	0	(110)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,315,000	(2,129)	321	0	(172)
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	(2)	(13)	3	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	(522)	(85)	16	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		103,000	(360)	(44)	14	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	(751)	(132)	30	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	(533)	(93)	21	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	(411)	(69)	15	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	(2,815)	(435)	101	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		438,100	(2,168)	(262)	82	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		397,300	(1,969)	(237)	74	0
Pay	28-Day MXN-TIIE	5.925	08/04/2023		358,500	(1,688)	(219)	68	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		358,500	(1,679)	(219)	68	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(2,814)	(97)	141	0
Receive	CPTFEMU	0.875	05/15/2021	EUR	75,600	1,611	525	54	0

						$12,892	$704	$1,756	$(3,615)

Total Swap Agreements						$55,344	$8,294	$2,354	$(3,813)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $108,388 and cash of $125,123 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$1,241	AUD	1,705	$0	$(10)
BOA	01/2017	KRW	61,768,927		$52,538	1,373	0
	01/2017		$124,155	EUR	119,380	1,529	0
	01/2017		25,279	INR	1,718,972	0	(8)
	02/2017	EUR	119,380		$124,328	0	(1,523)
BPS	01/2017	BRL	75,600		23,645	444	(27)
	01/2017	EUR	206,733		219,269	1,619	0
	01/2017	GBP	46,339		57,945	832	0
	01/2017		$22,324	BRL	75,600	904	0
	01/2017		44,039	JPY	5,002,000	0	(1,237)
	02/2017	MXN	296,418		$14,075	0	(146)
	02/2017		$551	MXN	10,548	0	(45)
BRC	02/2017		43,293		888,716	0	(656)
CBK	01/2017	EUR	11,772		$12,478	84	0
	01/2017		$5,473	EUR	5,189	21	(31)
DUB	01/2017	BRL	9,922		$3,044	0	(4)
	01/2017		$3,492	BRL	9,922	0	(444)
	02/2017	PLN	71,739		$18,338	1,205	0
	02/2017		$20,124	RUB	1,257,750	141	0
FBF	02/2017		45	MXN	918	0	(1)
GLM	01/2017	EUR	2,018		$2,177	53	0
	01/2017	GBP	3,548		4,420	47	0
	01/2017		$90,351	EUR	84,696	0	(1,183)
	02/2017	NZD	1,513		$1,076	26	0
HUS	01/2017		$302	CNH	2,107	0	0
	01/2017		47,845	INR	3,243,065	10	(178)
	01/2017		1,024	JPY	117,900	0	(15)
	01/2017		73	SGD	102	0	(3)
	02/2017	CNH	539,667		$79,380	3,012	0
	02/2017		$17,027	RUB	1,065,039	133	0
	02/2017		129	ZAR	1,820	2	0
	05/2017		1,400	IDR	19,894,000	42	0
	12/2017	CNH	2,107		$289	1	0
IND	01/2017		$33,325	GBP	27,219	223	0
	02/2017	GBP	27,219		$33,346	0	(225)
	02/2017	NZD	1,799		1,265	17	0
JPM	01/2017	AUD	2,079		1,534	34	0
	01/2017	BRL	251,940		76,473	0	(935)
	01/2017		$77,303	BRL	251,940	105	0
	01/2017		6,950	EUR	6,481	0	(127)
	01/2017		12,822	GBP	10,161	0	(298)
	01/2017		8,540	JPY	1,003,898	50	0
	02/2017	CNH	381,163		$54,887	949	0
	02/2017	GBP	2,169		2,687	11	0
	02/2017	JPY	1,003,898		8,551	0	(53)
	02/2017		$75,823	BRL	251,940	952	0
	02/2017		690	MXN	14,170	0	(11)
	02/2017		25,295	RUB	1,676,226	1,712	0
	02/2017		472	ZAR	6,612	7	(1)
	02/2017	ZAR	180,403		$13,069	16	0
MSB	02/2017		$1,000	MXN	21,128	14	0
	02/2017		9,012	RUB	563,250	63	0
	02/2017		1,494	ZAR	20,608	0	(3)
NAB	01/2017		5,203	GBP	4,148	0	(90)
NGF	02/2017		38,011	MXN	726,451	0	(3,159)
SCX	01/2017	CNH	2,107		$307	5	0
	01/2017	HKD	3,288		424	0	0
	01/2017	JPY	6,584,498		58,925	2,582	0
	01/2017	SGD	73,191		51,330	795	0
	01/2017		$4,974	EUR	4,777	55	0
	01/2017		10,638	GBP	8,359	0	(335)
	02/2017	CNH	496,479		$71,376	1,119	0
	05/2017		$8,452	IDR	118,446,240	127	0
TOR	01/2017	BRL	176,339		$54,107	0	(73)
	01/2017		$51,986	BRL	176,339	2,194	0
UAG	01/2017	INR	4,962,037		$72,993	45	0
	01/2017		$424	HKD	3,288	0	0
	01/2017		26,303	IDR	346,805,700	0	(654)
	01/2017		4,047	JPY	460,700	0	(105)
	02/2017	CNH	267,663		$39,330	1,453	0
	02/2017		$36,940	CNH	258,985	0	(291)
	03/2017	HKD	3,288		$424	0	(1)
	04/2017		$72,222	INR	4,962,037	0	(92)
	05/2017		3,970	IDR	55,520,450	54	0
	12/2017	CNH	258,985		$35,923	518	0

Total Forward Foreign Currency Contracts						$24,578	$(11,964)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$17,500	$1,820	$1,207
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	51,200	2,423	2,988
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	103,050	421	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	47,200	2,360	2,913
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	17,000	978	816
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	22,200	1,793	942
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	8,700	812	461

							$10,607	$9,327

Total Purchased Options							$10,607	$9,327

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	28,200	$(50)	$(7)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		20,000	(38)	(4)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		30,000	(54)	(4)
GST	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		86,700	(154)	(15)
JPM	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$75,000	(151)	(21)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017	EUR	46,000	(99)	(12)

							$(546)	$(63)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(274)	(1)

						$(514)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$77,000	$(1,820)	$(962)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(3,973)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(3,534)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(814)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	22,400	(421)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	97,400	(1,829)	(741)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(457)

							$(10,933)	$(10,481)

Total Written Options							$(11,993)	$(10,545)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.312%	EUR	14,900	$76	$36	$112	$0
	Credit Suisse Group Finance	1.000	06/20/2017	0.504		6,500	2	17	19	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		400	(6)	7	1	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699	$	2,000	(2)	24	22	0
	Goldman Sachs Group, Inc.	1.000	12/20/2021	0.893		9,800	14	39	53	0
	Italy Government International Bond	1.000	12/20/2018	0.913		100	(5)	5	0	0
	Italy Government International Bond	1.000	09/20/2019	1.081		30,000	26	(79)	0	(53)
	Morgan Stanley	1.000	06/20/2020	0.660		26,600	147	168	315	0
	Santander Issuances S.A.U.	1.000	06/20/2019	1.810	EUR	10,000	(204)	(1)	0	(205)
BPS	Barclays Bank PLC	1.000	06/20/2017	0.290		8,300	0	33	33	0
	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	0.995	$	800	(21)	22	1	0
	China Government International Bond	1.000	09/20/2020	0.911		23,550	(147)	231	84	0
	China Government International Bond	1.000	12/20/2020	0.958		1,400	(21)	24	3	0
	China Government International Bond	1.000	06/20/2021	1.080		13,100	(130)	91	0	(39)
	Colombia Government International Bond	1.000	06/20/2021	1.480		10,250	(237)	33	0	(204)
	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	3,500	0	10	10	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		3,000	(44)	47	3	0
	Mexico Government International Bond	1.000	12/20/2021	1.545	$	60,250	(1,611)	106	0	(1,505)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095		3,250	(126)	(34)	0	(160)
	Petrobras Global Finance BV	1.000	09/20/2019	3.309		37,700	(1,186)	(1,050)	0	(2,236)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		6,600	(444)	(12)	0	(456)
	Petroleos Mexicanos	1.000	09/20/2020	2.488		15,500	(577)	(222)	0	(799)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.781		5,000	(367)	411	44	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.480		3,900	(101)	23	0	(78)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699		2,000	(2)	24	22	0
	Indonesia Government International Bond	1.000	12/20/2021	1.560		1,800	(54)	8	0	(46)
	Italy Government International Bond	1.000	12/20/2018	0.913		4,600	(166)	176	10	0
	Italy Government International Bond	1.000	03/20/2020	1.169		5,000	(5)	(19)	0	(24)
	Mexico Government International Bond	1.000	12/20/2021	1.545		15,652	(445)	54	0	(391)
	Petroleos Mexicanos	1.000	09/20/2020	2.488		4,600	(176)	(61)	0	(237)
CBK	Goldman Sachs Group, Inc.	1.000	12/20/2021	0.893		6,200	14	19	33	0
	Italy Government International Bond	1.000	03/20/2020	1.169		10,000	(13)	(36)	0	(49)
	South Africa Government International Bond	1.000	06/20/2021	1.949		9,500	(714)	339	0	(375)
	Valeant Pharmaceuticals International, Inc.	5.000	12/20/2020	8.827		400	8	(53)	0	(45)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.480		7,850	(210)	54	0	(156)
	Indonesia Government International Bond	1.000	12/20/2021	1.560		1,300	(39)	6	0	(33)
	Italy Government International Bond	1.000	12/20/2018	0.913		1,800	(35)	39	4	0
	Italy Government International Bond	1.000	06/20/2019	1.036		86,900	51	(93)	0	(42)
	Italy Government International Bond	1.000	09/20/2019	1.081		1,400	(2)	0	0	(2)
	Mexico Government International Bond	1.000	12/20/2021	1.545		101	(3)	0	0	(3)
	Morgan Stanley	1.000	03/20/2021	0.758		24,700	(141)	393	252	0
	Petroleos Mexicanos	1.000	06/20/2021	2.796		1,600	(131)	14	0	(117)
FBF	Mexico Government International Bond	1.000	12/20/2021	1.545		16,100	(415)	13	0	(402)
GST	American Tower Corp.	1.000	06/20/2021	1.499		12,500	(508)	252	0	(256)
	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	0.859		6,100	(157)	192	35	0
	China Government International Bond	1.000	06/20/2021	1.080		16,400	(125)	76	0	(49)
	Enterprise Products Operating LLC	1.000	06/20/2021	1.248		6,000	(267)	206	0	(61)
	Gilead Sciences, Inc.	1.000	06/20/2017	0.186		5,000	(2)	23	21	0
	Italy Government International Bond	1.000	06/20/2021	1.366		64,200	(701)	(258)	0	(959)
	Mexico Government International Bond	1.000	12/20/2021	1.545		84,250	(2,191)	87	0	(2,104)
	Morgan Stanley	1.000	06/20/2020	0.660		28,100	170	163	333	0
	Petrobras Global Finance BV	1.000	09/20/2019	3.309		9,600	(316)	(253)	0	(569)
	Petroleos Mexicanos	1.000	09/20/2020	2.488		16,000	(593)	(232)	0	(825)
	Spain Government International Bond	1.000	06/20/2020	0.557		26,600	253	155	408	0
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		700	(23)	43	20	0
HUS	China Government International Bond	1.000	09/20/2020	0.911		8,100	(24)	53	29	0
	China Government International Bond	1.000	06/20/2021	1.080		3,400	(29)	19	0	(10)
	Colombia Government International Bond	1.000	06/20/2021	1.480		6,000	(136)	16	0	(120)
	Italy Government International Bond	1.000	12/20/2020	1.285		200	2	(4)	0	(2)
	Mexico Government International Bond	1.000	12/20/2021	1.545		17,747	(470)	27	0	(443)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095		5,400	(224)	(42)	0	(266)
JPM	China Government International Bond	1.000	06/20/2021	1.080		800	(4)	2	0	(2)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	2,100	(30)	32	2	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819	$	12,200	(13)	112	99	0
	Italy Government International Bond	1.000	06/20/2020	1.214		5,000	(4)	(30)	0	(34)
	Italy Government International Bond	1.000	12/20/2020	1.285		13,800	(21)	(122)	0	(143)
	Mexico Government International Bond	1.000	12/20/2021	1.545		11,900	(276)	(21)	0	(297)
	Morgan Stanley	1.000	06/20/2020	0.660		12,000	61	81	142	0
	Petroleos Mexicanos	1.000	09/20/2020	2.488		2,800	(113)	(31)	0	(144)
	Petroleos Mexicanos	1.000	12/20/2021	2.969		8,250	(704)	(20)	0	(724)
MYC	China Government International Bond	1.000	06/20/2021	1.080		9,200	(62)	34	0	(28)
	Enterprise Products Operating LLC	1.000	06/20/2021	1.248		24,000	(716)	473	0	(243)
	Italy Government International Bond	1.000	12/20/2018	0.913		17,500	(343)	380	37	0
	Italy Government International Bond	1.000	03/20/2019	0.981		2,900	3	(1)	2	0
	Italy Government International Bond	1.000	06/20/2019	1.036		44,400	(87)	66	0	(21)
	Italy Government International Bond	1.000	06/20/2020	1.214		10,100	(12)	(56)	0	(68)
	ONEOK Partners LP	1.000	06/20/2021	1.612		10,000	(898)	646	0	(252)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.781		4,500	(389)	428	39	0
	Spain Government International Bond	1.000	06/20/2020	0.557		25,000	221	163	384	0
NGF	South Africa Government International Bond	1.000	06/20/2021	1.949		9,500	(705)	330	0	(375)
UAG	China Government International Bond	1.000	06/20/2021	1.080		4,100	(33)	21	0	(12)
	Colombia Government International Bond	1.000	06/20/2021	1.480		7,650	(208)	56	0	(152)

							$(17,116)	$3,872	$2,572	$(15,816)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020	$15,000	$65	$2,052	$2,117	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	10,600	1,007	358	1,365	0
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,800	(162)	61	0	(101)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	2,200	(216)	93	0	(123)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	8,900	729	417	1,146	0
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	16,400	(1,681)	760	0	(921)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	41,600	(6,821)	1,389	0	(5,432)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	2,050	196	68	264	0
JPS	CMBX.NA.BB.6 Index	5.000	05/11/2063	7,000	(993)	75	0	(918)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	3,500	(308)	112	0	(196)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	10,000	(1,733)	427	0	(1,306)
MEI	CMBX.NA.BB.6 Index	5.000	05/11/2063	5,350	(752)	50	0	(702)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,800	(160)	59	0	(101)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(479)	232	0	(247)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	20,000	(3,452)	840	0	(2,612)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	9,200	(758)	242	0	(516)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	39,700	(3,491)	1,263	0	(2,228)
	MCDX-24 10-Year Index	1.000	06/20/2025	11,100	(327)	365	38	0

					$(19,336)	$8,863	$4,930	$(15,403)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX	3.560%	12/07/2021	CNY	218,000	$0	$(256)	$0	$(256)
	Pay	3-Month CNY-CNREPOFIX	3.750	12/19/2021		31,300	0	0	0	0
	Receive	CPURNSA	1.272	09/30/2020		$29,300	0	946	946	0
	Receive	CPURNSA	1.302	09/30/2020		7,550	0	233	233	0
	Receive	CPURNSA	1.730	08/26/2025		5,500	0	206	206	0
BPS	Pay	3-Month CNY-CNREPOFIX	2.755	08/31/2021	CNY	220,800	0	(1,280)	0	(1,280)
	Receive	CPTFEMU	0.995	12/08/2020	EUR	7,000	0	7	7	0
CBK	Pay	3-Month CNY-CNREPOFIX	3.500	12/12/2021	CNY	124,200	0	(194)	0	(194)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	8,000	116	531	647	0
	Receive	CPTFEMU	1.005	12/15/2020	EUR	17,800	0	8	8	0
DUB	Pay	3-Month CNY-CNREPOFIX	3.550	12/05/2021	CNY	162,300	0	(201)	0	(201)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	24,200	373	1,584	1,957	0
GLM	Receive	CPTFEMU	0.985	12/15/2020	EUR	20,600	0	32	32	0
	Receive	CPTFEMU	1.005	12/15/2020		11,000	0	5	5	0
JPM	Pay	3-Month CNY-CNREPOFIX	3.400	11/18/2021	CNY	194,100	0	(417)	0	(417)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	6,200	94	408	502	0
	Receive	CPURNSA	1.555	09/15/2018		$70,700	0	474	474	0
SCX	Pay	3-Month CNY-CNREPOFIX	2.760	08/31/2021	CNY	442,000	(1)	(2,549)	0	(2,550)
	Pay	3-Month CNY-CNREPOFIX	3.570	12/06/2021		285,600	0	(316)	0	(316)
	Pay	3-Month CNY-CNREPOFIX	3.710	12/19/2021		229,900	0	(58)	0	(58)

							$582	$(837)	$5,017	$(5,272)

Total Swap Agreements							$(35,870)	$11,898	$12,519	$(36,491)

(l)	Securities with an aggregate market value of $27,496 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$347,109	$104,204	$451,313
Corporate Bonds & Notes
Banking & Finance	0	3,249,354	11,221	3,260,575
Industrials	0	2,349,091	15,840	2,364,931
Utilities	0	666,043	0	666,043
Municipal Bonds & Notes
California	0	1,644	0	1,644
Colorado	0	8,927	0	8,927
Illinois	0	13,494	0	13,494
Ohio	0	18,121	0	18,121
Virginia	0	4,315	0	4,315
Washington	0	2,218	0	2,218
U.S. Government Agencies	0	725,093	2,018	727,111
U.S. Treasury Obligations	0	1,566,580	0	1,566,580
Non-Agency Mortgage-Backed Securities	0	113,014	0	113,014
Asset-Backed Securities	0	271,210	8,084	279,294
Sovereign Issues	0	130,144	0	130,144
Common Stocks
Consumer Discretionary	24	0	0	24
Convertible Preferred Securities
Banking & Finance	0	9,225	0	9,225
Real Estate	0	5,074	0	5,074
Preferred Securities
Banking & Finance	536	31,807	0	32,343
Short-Term Instruments
Certificates of Deposit	0	16,111	0	16,111
Repurchase Agreements	0	231,800	0	231,800
U.S. Treasury Bills	0	30,927	0	30,927
	$560	$9,791,301	$141,367	$9,933,228

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$687,950	$0	$0	$687,950

Total Investments	$688,510	$9,791,301	$141,367	$10,621,178

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,450	2,354	0	5,804
Over the counter	0	46,424	0	46,424
	$3,450	$48,778	$0	$52,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(263)	(3,835)	0	(4,098)
Over the counter	0	(59,000)	0	(59,000)

	$(263)	$(62,835)	$0	$(63,098)

Total Financial Derivative Instruments	$3,187	$(14,057)	$0	$(10,870)

Totals	$691,697	$9,777,244	$141,367	$10,610,308

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$102,177	$17,444	$(15,449)	$2	$(43)	$73	$0	$0	$104,204	$(28)
Corporate Bonds & Notes
Banking & Finance	11,641	0	0	16	0	(436)	0	0	11,221	(436)
Industrials	0	4,358	(48)	0	0	30	11,500	0	15,840	30
Utilities	4,465	0	(4,358)	0	0	(107)	0	0	0	0
U.S. Government Agencies	1,953	0	(29)	9	12	73	0	0	2,018	72
Asset-Backed Securities	6,200	0	(1,512)	0	1	53	6,469	(3,127)	8,084	18

	$126,436	$21,802	$(21,396)	$27	$(30)	$(314)	$17,969	$(3,127)	$141,367	$(344)
Financial Derivative Instruments - Liabilities
Over the counter	(7)	0	0	0	0	7	0	0	0	0

Totals	$126,429	$21,802	$(21,396)	$27	$(30)	$(307)	$17,969	$(3,127)	$141,367	$(344)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$103,024	Proxy Pricing	Base Price	97.875 - 102.000
	1,180	Third Party Vendor	Broker Quote	90.750
Corporate Bonds & Notes
Banking & Finance	5,998	Proxy Pricing	Base Price	102.667
	5,223	Reference Instrument	Spread Movement	170.000 bps
Industrials	4,340	Proxy Pricing	Base Price	101.000
	11,500	Third Party Vendor	Broker Quote	97.454
U.S. Government Agencies	2,018	Proxy Pricing	Base Price	56.156
Asset-Backed Securities	8,084	Third Party Vendor	Broker Quote	99.250 - 99.375

Total	$141,367

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.5%
BANK LOAN OBLIGATIONS 0.2%
Rise Ltd.
4.750% due 01/31/2021 (f)	$5,695	$5,645

Total Bank Loan Obligations (Cost $5,721)		5,645

CORPORATE BONDS & NOTES 59.6%
BANKING & FINANCE 20.3%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021	1,850	1,949
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	938
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,419
American International Group, Inc.
3.750% due 07/10/2025	4,700	4,733
3.900% due 04/01/2026	2,387	2,430
American Tower Corp.
2.250% due 01/15/2022	9,300	8,910
4.000% due 06/01/2025	13,400	13,441
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	10,008
Asian Development Bank
5.820% due 06/16/2028	500	623
Aviation Loan Trust
3.073% due 12/15/2022	3,672	3,325
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,008
Banco do Brasil S.A.
3.875% due 10/10/2022	5,638	5,257
Bank of America Corp.
6.250% due 09/05/2024 (d)	11,000	11,014
Bank One Corp.
7.625% due 10/15/2026	95	121
8.000% due 04/29/2027	100	131
Barclays Bank PLC
10.179% due 06/12/2021	9,060	11,251
Berkshire Hathaway, Inc.
4.500% due 02/11/2043 (h)	22,400	23,828
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,058
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,289
CIT Group, Inc.
5.000% due 05/15/2018	100	102
Citigroup, Inc.
6.250% due 08/15/2026 (d)	10,800	11,127
8.125% due 07/15/2039	5,571	8,291
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,383
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (d)	8,200	9,668
Credit Agricole S.A.
8.375% due 10/13/2019 (d)	10,000	11,020
Credit Suisse AG
6.500% due 08/08/2023	13,000	13,862
Deutsche Bank AG
4.250% due 10/14/2021	29,200	29,317
Dexia Credit Local S.A.
1.875% due 09/15/2021	11,900	11,480
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	741
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,429
FMR LLC
4.950% due 02/01/2033	3,000	3,120
5.150% due 02/01/2043	11,300	11,981
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035 (h)	34,210	35,861
Goldman Sachs Group, Inc.
2.640% due 10/28/2027	9,000	9,186
3.500% due 01/23/2025	800	790
5.375% due 05/10/2020 (d)	5,100	5,157
5.700% due 05/10/2019 (d)	8,900	9,132
6.125% due 02/15/2033	350	424
6.750% due 10/01/2037	4,035	4,990

HSBC Holdings PLC
2.650% due 01/05/2022	6,100	5,967
3.600% due 05/25/2023	7,500	7,542
6.375% due 09/17/2024 (d)	9,000	8,876
International Lease Finance Corp.
4.625% due 04/15/2021	200	208
8.625% due 01/15/2022	1,900	2,287
JPMorgan Chase & Co.
5.000% due 07/01/2019 (d)	6,200	6,192
6.100% due 10/01/2024 (d)	13,900	14,082
7.900% due 04/30/2018 (d)	1,400	1,451
Kilroy Realty LP
4.250% due 08/15/2029	8,900	8,723
Kimco Realty Corp.
4.125% due 12/01/2046	5,900	5,520
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,805
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	1,200	73
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,474
Metropolitan Life Global Funding
3.450% due 12/18/2026	7,000	7,063
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,592
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054	8,200	8,005
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	6,958
Navient Corp.
5.625% due 08/01/2033	3,300	2,739
8.000% due 03/25/2020	3,900	4,336
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,289
Northern Trust Corp.
4.600% due 10/01/2026 (d)	9,600	9,156
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	12,318
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,177
4.950% due 04/01/2024	2,000	2,027
Pacific Life Insurance Co.
9.250% due 06/15/2039	9,300	13,757
Provident Funding Associates LP
6.750% due 06/15/2021	5,290	5,343
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,074
6.990% due 10/05/2017 (d)	7,000	7,577
8.625% due 08/15/2021 (d)	3,800	3,886
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	4,800	4,728
6.850% due 12/16/2039	6,900	8,957
Travelers Cos., Inc.
4.300% due 08/25/2045	4,900	5,078
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,230
Wells Fargo & Co.
2.117% due 10/31/2023	4,800	4,863
5.900% due 06/15/2024 (d)	8,200	8,251
Wells Fargo Bank N.A.
6.600% due 01/15/2038	8,061	10,257
Welltower, Inc.
5.125% due 03/15/2043	12,400	12,805
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	21,809

		546,269

INDUSTRIALS 28.1%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,373
4.750% due 11/15/2046	700	703
5.400% due 10/01/2043	3,600	3,884
6.200% due 12/15/2034	2,000	2,353
AbbVie, Inc.
4.300% due 05/14/2036	4,400	4,200
4.400% due 11/06/2042	10,709	10,093
4.450% due 05/14/2046	2,100	2,015
4.500% due 05/14/2035	11,400	11,218
4.700% due 05/14/2045	900	885
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,547
4.550% due 03/15/2035	2,700	2,677
4.750% due 03/15/2045	10,600	10,426
4.850% due 06/15/2044	3,800	3,775

Activision Blizzard, Inc.
3.400% due 09/15/2026	3,600	3,419
ADT Corp.
4.125% due 06/15/2023	8,300	7,968
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,110
Aetna, Inc.
3.200% due 06/15/2026	4,100	4,058
4.250% due 06/15/2036	3,000	3,013
Altice Financing S.A.
7.500% due 05/15/2026	2,600	2,710
American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,000	4,816
3.250% due 04/15/2030	3,400	3,277
3.700% due 04/01/2028	2,213	2,194
4.000% due 01/15/2027	425	439
Amgen, Inc.
4.400% due 05/01/2045	8,700	8,366
4.563% due 06/15/2048	6,455	6,257
4.663% due 06/15/2051	10,179	9,851
Anadarko Petroleum Corp.
4.500% due 07/15/2044	7,385	6,952
6.450% due 09/15/2036	4,400	5,245
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,330
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	579
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	15,882
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	255
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,228
CBS Corp.
4.600% due 01/15/2045	4,000	3,857
4.850% due 07/01/2042	7,354	7,212
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,213
Charter Communications Operating LLC
4.464% due 07/23/2022	6,200	6,480
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,175
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,332
Comcast Corp.
4.400% due 08/15/2035	9,300	9,732
6.400% due 03/01/2040	4,000	5,208
6.550% due 07/01/2039	1,150	1,501
7.050% due 03/15/2033	7,590	10,192
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,542	2,602
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	220
Cox Communications, Inc.
3.350% due 09/15/2026	9,100	8,695
8.375% due 03/01/2039	3,118	3,894
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,649
CSX Corp.
3.800% due 11/01/2046	8,200	7,619
6.150% due 05/01/2037	800	984
CVS Pass-Through Trust
6.036% due 12/10/2028	115	129
7.507% due 01/10/2032	18,060	22,001
Delphi Automotive PLC
4.400% due 10/01/2046	800	737
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	15,285
Diamond Finance Corp.
4.420% due 06/15/2021	3,800	3,933
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,479
Domtar Corp.
6.750% due 02/15/2044	5,000	5,087
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,835
Energy Transfer Partners LP
4.900% due 03/15/2035	1,200	1,123
6.050% due 06/01/2041	3,200	3,291
6.625% due 10/15/2036	5,200	5,643
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	950
4.850% due 08/15/2042	642	643
4.850% due 03/15/2044	1,250	1,264
5.750% due 03/01/2035	600	656

5.950% due 02/01/2041	1,500	1,696
6.125% due 10/15/2039	800	911
6.875% due 03/01/2033	10,000	12,237
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,481
FAGE International S.A.
5.625% due 08/15/2026	300	302
Fidelity National Information Services, Inc.
4.500% due 08/15/2046	600	575
Forest Laboratories LLC
4.375% due 02/01/2019	1,000	1,039
General Electric Co.
5.875% due 01/14/2038	2,749	3,461
6.750% due 03/15/2032	5,406	7,198
Georgia-Pacific LLC
7.750% due 11/15/2029	80	108
8.000% due 01/15/2024	1,750	2,234
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	103
Gilead Sciences, Inc.
4.000% due 09/01/2036	3,900	3,741
4.150% due 03/01/2047	8,100	7,697
Goldcorp, Inc.
5.450% due 06/09/2044	2,300	2,260
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,245
Hess Corp.
7.300% due 08/15/2031	839	978
International Paper Co.
5.150% due 05/15/2046	4,700	4,911
Kansas City Southern
3.125% due 06/01/2026	1,100	1,048
KeySpan Corp.
5.803% due 04/01/2035	120	136
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	6,000	6,128
5.800% due 03/15/2035	4,450	4,711
6.500% due 09/01/2039	7,000	7,698
6.950% due 01/15/2038	7,470	8,678
7.300% due 08/15/2033	3,000	3,525
Kraft Heinz Foods Co.
4.375% due 06/01/2046	2,300	2,169
6.500% due 02/09/2040	9,000	10,984
7.125% due 08/01/2039	3,150	4,019
Lifestorage, LP
3.500% due 07/01/2026	1,400	1,344
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,760
Microsoft Corp.
3.450% due 08/08/2036	4,700	4,468
3.500% due 02/12/2035	9,400	9,051
Moody’s Corp.
5.250% due 07/15/2044	8,000	8,834
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	10,000	10,525
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,289
New York and Presbyterian Hospital
3.563% due 08/01/2036	3,500	3,349
4.063% due 08/01/2056	900	842
4.763% due 08/01/2116	3,500	3,311
Newell Brands, Inc.
3.850% due 04/01/2023	2,000	2,075
5.375% due 04/01/2036	700	789
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029	6,000	6,153
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,040
NXP BV
3.875% due 09/01/2022	6,100	6,191
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	962
Oracle Corp.
3.850% due 07/15/2036	2,800	2,734
4.300% due 07/08/2034	2,000	2,069
4.500% due 07/08/2044	900	919
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,607
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	7,337
6.500% due 06/02/2041	15,000	14,123
6.625% due 06/15/2035	520	515
6.625% due 06/15/2038	3,600	3,501
Philip Morris International, Inc.
6.375% due 05/16/2038	2,400	3,078

Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,208
Pride International, Inc.
7.875% due 08/15/2040	3,500	3,150
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	2,993
QVC, Inc.
5.950% due 03/15/2043	3,500	3,155
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	952
Regency Energy Partners LP
5.875% due 03/01/2022	300	330
Reynolds American, Inc.
7.250% due 06/15/2037	200	262
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	4,700
S&P Global, Inc.
2.950% due 01/22/2027	200	187
4.000% due 06/15/2025	2,300	2,364
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	2,800	3,027
SFR Group S.A.
7.375% due 05/01/2026	7,400	7,585
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,000	13,825
2.875% due 09/23/2023	700	666
3.200% due 09/23/2026	500	468
Southern Co.
4.250% due 07/01/2036	5,400	5,379
4.400% due 07/01/2046	12,400	12,290
Southern Copper Corp.
5.250% due 11/08/2042	8,000	7,357
Southwest Airlines Co.
3.000% due 11/15/2026	8,300	7,828
Spectra Energy Partners LP
4.500% due 03/15/2045	2,900	2,763
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	395
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,200	3,214
Statoil ASA
4.250% due 11/23/2041	2,500	2,496
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,024
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	8,253
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,507
7.625% due 04/01/2037	4,720	5,714
8.375% due 06/15/2032	3,600	4,492
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	55
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,974
Time Warner Cable LLC
5.875% due 11/15/2040	1,000	1,068
6.550% due 05/01/2037	14,450	16,382
6.750% due 06/15/2039	2,700	3,144
7.300% due 07/01/2038	1,225	1,509
Time Warner, Inc.
5.350% due 12/15/2043	991	1,050
6.100% due 07/15/2040	7,780	8,896
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,624	5,541
TTX Co.
4.200% due 07/01/2046	3,000	2,849
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,538	5,684
4.625% due 12/03/2026	5,123	5,436
5.900% due 04/01/2026	3,095	3,455
United Airlines Pass-Through Trust
2.875% due 04/07/2030	600	566
3.100% due 04/07/2030	600	571
4.000% due 10/11/2027	1,830	1,869
4.300% due 02/15/2027	13,081	13,490
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	9,705
4.750% due 07/15/2045	5,700	6,282
Vale Overseas Ltd.
6.875% due 11/10/2039	1,400	1,369
Viacom, Inc.
4.375% due 03/15/2043	3,598	2,871
5.850% due 09/01/2043	8,100	7,951
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,299

Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,075
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	6,849

		755,382

UTILITIES 11.2%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,226
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	10,408
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,724
AT&T, Inc.
4.500% due 05/15/2035	700	677
4.500% due 03/09/2048	65	59
4.550% due 03/09/2049	30,507	27,753
5.350% due 09/01/2040	2,932	3,016
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,883
6.500% due 09/15/2037	5,300	6,910
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,640
BP Capital Markets PLC
3.017% due 01/16/2027	2,300	2,221
British Telecommunications PLC
9.125% due 12/15/2030	730	1,114
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,202
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	1,700	1,675
4.973% due 05/01/2046	1,000	1,014
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	8,000	7,636
6.750% due 04/01/2038	9,190	12,442
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	1,905
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,413
6.350% due 09/15/2037	200	258
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	116
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,033
E.ON International Finance BV
6.650% due 04/30/2038	1,000	1,175
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,067
Emera U.S. Finance LP
3.550% due 06/15/2026	1,600	1,574
4.750% due 06/15/2046	7,900	7,983
Exelon Corp.
4.450% due 04/15/2046	1,425	1,398
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	11,543
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,850
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,743
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	960
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,008
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,859
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,380
Ohio Power Co.
5.850% due 10/01/2035	100	116
6.600% due 02/15/2033	30	37
6.600% due 03/01/2033	65	80
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	16,822
PacifiCorp
5.750% due 04/01/2037	60	74
6.000% due 01/15/2039	2,040	2,597
6.100% due 08/01/2036	60	76
Petrobras Global Finance BV
5.375% due 01/27/2021	2,800	2,745
6.875% due 01/20/2040	6,900	5,956
7.875% due 03/15/2019	3,006	3,229
8.375% due 05/23/2021	3,100	3,348
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,727

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,819
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,753
SES S.A.
3.600% due 04/04/2023	4,600	4,505
5.300% due 04/04/2043	3,800	3,291
Shell International Finance BV
3.750% due 09/12/2046	6,100	5,615
4.375% due 05/11/2045	4,500	4,560
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,774
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,453
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,525
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	38,038
4.862% due 08/21/2046	7,200	7,310
5.012% due 08/21/2054	8,419	8,421
5.850% due 09/15/2035	3,062	3,502
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,721

		301,959

Total Corporate Bonds & Notes (Cost $1,563,738)		1,603,610

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,284
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,447
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,187
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,921
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	14,029

		27,868

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,233

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,610
6.655% due 04/01/2057	8,500	10,396

		17,006

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	12,774
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	629

		13,403

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,783

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,808

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	6,480	9,190
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,863

		14,053

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	586
4.144% due 06/01/2038	500	478

		1,064

TEXAS 1.0%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,211
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
7.950% due 10/01/2037 (e)	2,400	3,023
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, (PSF Insured), Series 2008
7.840% due 02/15/2037 (e)	1,300	1,576
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,788

		25,598

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,895	7,145

Total Municipal Bonds & Notes (Cost $100,421)		113,961

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (b)	43,912	28,240
0.816% due 07/25/2037	31	30
0.886% due 03/25/2036	9	8
0.956% due 10/27/2037	254	254
1.156% due 09/25/2032	10	10
1.741% due 06/01/2043	176	179
2.238% due 06/01/2035	1,092	1,147
2.473% due 04/01/2035	506	534
2.520% due 12/01/2034	521	538
2.539% due 10/01/2035	562	593
2.612% due 12/01/2033	35	37
2.628% due 06/01/2035	971	1,014
2.774% due 09/01/2035	48	51
2.858% due 05/25/2035	853	899
2.872% due 11/01/2034	1,128	1,197
2.988% due 08/01/2035	82	87
3.314% due 09/25/2020	20,000	20,790
3.405% due 11/01/2035	12	12
4.000% due 02/25/2019	11	11
5.000% due 08/25/2033	59	66
5.500% due 04/25/2033 - 09/25/2035	4,187	4,714
5.625% due 07/15/2037	31,070	41,449
5.900% due 07/25/2042	12	13
6.000% due 07/25/2031 - 03/25/2036	920	1,064
6.080% due 09/01/2028	1,800	2,315
6.640% due 05/25/2032	3	4
Fannie Mae, TBA
3.000% due 02/01/2047	29,900	29,639
3.500% due 01/01/2047 - 02/01/2047	38,000	38,913
4.000% due 01/01/2047 - 02/01/2047	65,000	68,305
Federal Farm Credit Bank
5.125% due 07/09/2029	500	603
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (b)	13,400	8,219
0.854% due 08/15/2019 - 10/15/2020	68	68
0.934% due 02/15/2019	22	22
1.104% due 01/15/2033	5	5
1.204% due 09/15/2030	3	3
1.741% due 10/25/2044 - 02/25/2045	55	56
2.850% due 04/01/2035	89	94
2.917% due 10/01/2035	57	61
2.976% due 06/01/2035	30	32
4.000% due 06/15/2041	13,515	14,608
5.000% due 03/01/2038 - 12/01/2038	1,266	1,383
5.500% due 02/15/2024	81	89
6.000% due 06/15/2035 - 10/01/2037	503	574
6.500% due 10/25/2043	87	102
6.750% due 03/15/2031 (j)	10,100	14,254
Ginnie Mae
2.125% due 05/20/2030	82	85
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (b)	9,298	7,510
5.500% due 09/18/2033	16,117	21,055
Residual Funding Corp. STRIPS (b)
0.000% due 01/15/2030 - 04/15/2030	266,167	173,347
Resolution Funding Corp. STRIPS (b)
0.000% due 07/15/2026 - 07/15/2029	31,474	22,180
Small Business Administration
5.290% due 12/01/2027	477	516
5.510% due 11/01/2027	131	143

Tennessee Valley Authority
4.875% due 01/15/2048	2,250	2,591
5.375% due 04/01/2056	783	980

Total U.S. Government Agencies (Cost $478,103)		510,719

U.S. TREASURY OBLIGATIONS 39.6%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)	13,708	11,497
2.500% due 02/15/2045 (h)(l)	80,900	71,912
2.500% due 05/15/2046 (l)	40	35
2.750% due 08/15/2042 (h)(l)	57,850	54,554
2.750% due 11/15/2042 (h)	46,650	43,980
2.875% due 08/15/2045 (h)(j)(l)	132,300	127,046
2.875% due 11/15/2046 (h)	27,540	26,528
3.000% due 11/15/2044 (h)(j)	76,600	75,518
3.125% due 02/15/2043 (h)(j)	44,886	45,397
3.375% due 05/15/2044 (h)(j)(l)	2,600	2,752
3.625% due 08/15/2043 (h)(j)(l)	98,300	108,808
3.625% due 02/15/2044 (h)	1,500	1,659
3.750% due 11/15/2043 (h)(l)	89,000	100,718
4.250% due 11/15/2040 (h)	8,200	9,940
4.375% due 05/15/2041 (h)	5,500	6,794
4.625% due 02/15/2040 (h)(j)(l)	14,900	19,013
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (h)(j)	84,257	85,071
2.500% due 01/15/2029 (h)(j)(l)	10,155	12,260
U.S. Treasury Notes
1.375% due 09/30/2023 (h)	24,800	23,457
1.750% due 01/31/2023 (h)	36,500	35,623
2.000% due 08/31/2021 (h)	42,000	42,132
2.000% due 11/15/2026 (h)	17,590	16,899
2.125% due 11/30/2023 (h)	13,800	13,694
U.S. Treasury STRIPS (b)
0.000% due 05/15/2033	8,800	5,434
0.000% due 11/15/2033	18,800	11,414
0.000% due 05/15/2034	27,700	16,498
0.000% due 11/15/2035	4,500	2,545
0.000% due 02/15/2037	9,100	4,918
0.000% due 08/15/2037	8,900	4,722
0.000% due 08/15/2039	13,100	6,591
0.000% due 05/15/2040	19,850	9,673
0.000% due 08/15/2040	43,500	20,921
0.000% due 05/15/2042	1,300	586
0.000% due 08/15/2042	17,880	7,984
0.000% due 11/15/2042	22,800	10,096
0.000% due 05/15/2043	3,400	1,483
0.000% due 08/15/2043	400	175
0.000% due 02/15/2044	6,100	2,548
0.000% due 11/15/2044	5,600	2,326
0.000% due 05/15/2045	8,900	3,636
0.000% due 08/15/2045	42,100	17,094

Total U.S. Treasury Obligations (Cost $1,113,595)		1,063,931

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,764
American Home Mortgage Assets Trust
1.487% due 11/25/2046	2,164	1,136
American Home Mortgage Investment Trust
3.293% due 02/25/2045	20	20
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	13,300	14,264
Banc of America Funding Trust
3.027% due 05/25/2035	23	23
3.061% due 02/20/2036	846	840
3.211% due 01/20/2047 ^	67	57
Banc of America Mortgage Trust
6.500% due 09/25/2033	1	1
Banc of America Re-REMIC Trust
5.722% due 02/24/2051	2,055	2,057
5.781% due 12/24/2049	3,136	3,164
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,678
5.122% due 08/10/2035	8,700	9,064
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 11/25/2030	68	66
2.820% due 08/25/2035	298	297
2.830% due 10/25/2035	156	151
2.920% due 03/25/2035	1,058	1,066
3.108% due 10/25/2035	27	27
3.125% due 05/25/2034	1	1
3.128% due 03/25/2035	115	116
3.158% due 11/25/2034	54	52

3.183% due 05/25/2047 ^	2,166	1,971
3.326% due 02/25/2034	22	22
Bear Stearns ALT-A Trust
3.112% due 11/25/2036 ^	210	154
3.130% due 11/25/2036	312	245
3.149% due 09/25/2035	6,942	5,983
Chase Mortgage Finance Trust
2.828% due 03/25/2037 ^	688	636
5.500% due 11/25/2035	5,000	4,786
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037	63	48
1.384% due 08/25/2035 ^	385	320
2.690% due 09/25/2035	202	209
2.760% due 09/25/2035	145	150
2.930% due 10/25/2035	103	103
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	277	278
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,229
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,177
Countrywide Alternative Loan Trust
0.934% due 12/20/2046 ^	1,229	895
0.946% due 09/25/2046 ^	1,741	1,347
0.949% due 03/20/2046	289	216
1.036% due 02/25/2037	129	106
5.500% due 03/25/2036 ^	138	109
6.250% due 08/25/2037 ^	207	183
Countrywide Home Loan Mortgage Pass-Through Trust
1.216% due 05/25/2035	130	108
1.396% due 03/25/2035	384	293
3.045% due 04/20/2035	32	31
3.094% due 11/20/2034	29	28
3.095% due 08/25/2034 ^	122	105
3.105% due 11/25/2034	162	160
3.156% due 02/20/2035	55	55
3.172% due 08/25/2034 ^	45	39
3.306% due 02/20/2036 ^	225	199
3.309% due 02/20/2036 ^	159	140
5.250% due 05/25/2035	265	233
Countrywide Home Loan Reperforming REMIC Trust
1.176% due 07/25/2036	6,421	5,845
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033	32	32
3.044% due 08/25/2033	17	17
DBUBS Mortgage Trust
2.014% due 07/12/2044	4,693	4,755
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	9	9
Downey Savings & Loan Association Mortgage Loan Trust
0.996% due 08/19/2045	200	172
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	40	35
3.019% due 12/25/2034	10	10
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,696
3.602% due 10/10/2049	5,225	4,985
GSMPS Mortgage Loan Trust
1.106% due 01/25/2036	796	670
GSR Mortgage Loan Trust
3.010% due 09/25/2035	113	117
3.160% due 11/25/2035	20	20
HarborView Mortgage Loan Trust
0.916% due 07/19/2046 ^	3,072	1,773
0.926% due 01/19/2038	791	690
0.976% due 03/19/2036	291	213
3.274% due 07/19/2035 ^	164	147
IndyMac Mortgage Loan Trust
0.956% due 06/25/2046	1,036	782
3.004% due 12/25/2034	35	33
3.092% due 04/25/2037	215	178
3.153% due 04/25/2037 ^	429	322
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	2,700	2,709
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	10,734	11,048
JPMorgan Mortgage Trust
3.169% due 02/25/2035	11	11
3.178% due 07/25/2035	4,647	4,661
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,268	2,324
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046	917	661
3.043% due 11/21/2034	224	229
MASTR Alternative Loan Trust
5.500% due 01/25/2025	113	113

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	77	72
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	97	93
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	439	411
1.006% due 11/25/2035	8	7
1.617% due 10/25/2035	15	14
2.543% due 10/25/2035	91	91
2.835% due 05/25/2033	27	27
2.883% due 02/25/2034	19	19
3.246% due 07/25/2034	209	209
3.368% due 05/25/2033	12	12
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.852% due 08/12/2049	3,412	3,453
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,037
Prime Mortgage Trust
1.156% due 02/25/2034	5	4
Residential Accredit Loans, Inc. Trust
0.966% due 04/25/2046	269	123
6.000% due 06/25/2036	93	79
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^	294	138
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043	13,400	13,237
Structured Adjustable Rate Mortgage Loan Trust
0.976% due 05/25/2037	339	287
1.974% due 01/25/2035	114	89
3.081% due 08/25/2035	38	35
3.225% due 12/25/2034	341	337
Structured Asset Mortgage Investments Trust
0.966% due 04/25/2036	1,487	1,202
0.976% due 05/25/2036	332	257
0.986% due 07/19/2035	69	65
1.036% due 02/25/2036 ^	690	584
1.066% due 12/25/2035 ^	12	9
1.396% due 10/19/2034	39	37
Structured Asset Securities Corp.
3.231% due 12/25/2033	34	34
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	21	20
8.042% due 01/25/2032	16	15
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 07/25/2045	6,921	6,597
1.026% due 12/25/2045	112	107
1.046% due 10/25/2045	1,515	1,460
1.066% due 01/25/2045	78	75
1.126% due 05/25/2034	753	644
1.267% due 02/25/2047 ^	905	737
1.267% due 03/25/2047 ^	510	391
1.297% due 01/25/2047	3	3
1.327% due 04/25/2047	1,951	1,763
1.567% due 08/25/2046	2,784	2,391
1.933% due 08/25/2042	2	2
2.098% due 09/25/2046	29	28
2.098% due 10/25/2046	8	8
2.098% due 11/25/2046	96	87
2.101% due 05/25/2046	50	45
2.598% due 02/25/2037 ^	671	607
2.658% due 12/25/2036 ^	463	403
2.795% due 03/25/2034	260	261
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
1.537% due 05/25/2046	749	599
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,954
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036	933	920
3.039% due 09/25/2034	104	106
3.040% due 01/25/2035	25	26

Total Non-Agency Mortgage-Backed Securities (Cost $163,258)		169,874

ASSET-BACKED SECURITIES 1.9%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	3,673	3,880
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	1	1
Bear Stearns Asset-Backed Securities Trust
3.012% due 07/25/2036	112	106
3.312% due 10/25/2036	44	42
Centex Home Equity Loan Trust
5.180% due 06/25/2032	8	8

CIFC Funding Ltd.
2.082% due 01/29/2025		4,500	4,500
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		12	8
Countrywide Asset-Backed Certificates
0.996% due 12/25/2031 ^		9	7
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		31	19
0.826% due 01/25/2037 ^		36	13
1.484% due 07/25/2035		89	82
4.347% due 04/25/2037		900	874
Dryden Senior Loan Fund
2.054% due 01/15/2025		3,900	3,901
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034		925	917
First NLC Trust
0.826% due 08/25/2037		23	13
Galaxy CLO Ltd.
2.211% due 11/16/2025		1,300	1,298
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036		1	1
GSAMP Trust
0.826% due 12/25/2036		8	4
Lehman ABS Mortgage Loan Trust
0.846% due 06/25/2037		21	13
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034		5	4
MASTR Specialized Loan Trust
1.016% due 02/25/2036		8,088	7,249
MESA Trust
1.556% due 12/25/2031		39	37
Navient Student Loan Trust
1.906% due 03/25/2066		5,731	5,796
New Century Home Equity Loan Trust
1.496% due 08/25/2034		17	15
1.836% due 01/25/2034		327	309
4.884% due 08/25/2035		275	287
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		654	686
Securitized Asset-Backed Receivables LLC Trust
0.886% due 05/25/2037 ^		63	49
SLM Student Loan Trust
2.382% due 04/25/2023		11,918	11,944
Soundview Home Loan Trust
0.836% due 06/25/2037		15	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		371	370
Wells Fargo Home Equity Asset-Backed Securities Trust
1.026% due 07/25/2036		3,400	3,083
WhiteHorse Ltd.
2.078% due 02/03/2025		4,400	4,400

Total Asset-Backed Securities (Cost $49,176)			49,926

SOVEREIGN ISSUES 3.8%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,241
Brazil Government International Bond
5.625% due 02/21/2047		10,900	9,592
Colombia Government International Bond
6.125% due 01/18/2041		8,700	9,440
7.375% due 09/18/2037		720	878
Development Bank of Japan, Inc.
1.625% due 09/01/2021		10,400	10,012
Export-Import Bank of India
3.375% due 08/05/2026		11,600	10,857
Kazakhstan Government International Bond
6.500% due 07/21/2045		3,400	3,906
Mexico Government International Bond
4.600% due 01/23/2046		3,490	3,145
5.550% due 01/21/2045		350	359
5.750% due 10/12/2110		10,400	9,646
6.050% due 01/11/2040		4,785	5,193
Qatar Government International Bond
6.400% due 01/20/2040		10,700	13,375
Saudi Government International Bond
2.375% due 10/26/2021		3,700	3,596
3.250% due 10/26/2026		3,600	3,418
4.500% due 10/26/2046		3,400	3,266
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	14,072

Total Sovereign Issues (Cost $103,581)			102,996

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.	3,712	243

Total Common Stocks (Cost $108)		243

CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% (d)	15,300	18,211

Total Convertible Preferred Securities (Cost $15,982)		18,211

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	20,000	412

UTILITIES 0.2%
Entergy Texas, Inc.
5.625% due 06/01/2064	156,000	3,923
SCE Trust
5.750% due 03/15/2024 (d)	43,000	1,105

		5,028

Total Preferred Securities (Cost $5,375)		5,440

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (g) 0.8%		20,954

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.447% due 01/12/2017 - 03/09/2017 (a)(b)(h)(j)(l)	$5,273	5,270

Total Short-Term Instruments (Cost $26,224)		26,224

Total Investments in Securities (Cost $3,625,282)		3,670,780

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	74,461	736

Total Short-Term Instruments (Cost $736)		736

Total Investments in Affiliates (Cost $736)		736

Total Investments 136.5% (Cost $3,626,018)		$3,671,516
Financial Derivative Instruments (i)(k) (0.4)% (Cost or Premiums, net $511)		(11,968)
Other Assets and Liabilities, net (36.1)%		(969,313)

Net Assets 100.0%		$2,690,235

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2016.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$5,721	$5,645	0.21%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$20,200	U.S. Treasury Floating Rate Notes 0.686% due 10/31/2018	$(20,675)	$20,200	$20,201
SSB	0.010	12/30/2016	01/03/2017	754	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(770)	754	754

Total Repurchase Agreements						$(21,445)	$20,954	$20,955

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	(0.400)%	01/03/2017	01/09/2017	$(3,648)	$(3,648)
	0.700	11/02/2016	01/17/2017	(6,621)	(6,629)
	1.150	11/22/2016	01/03/2017	(141,292)	(141,482)
BSN	0.820	10/31/2016	01/30/2017	(516)	(517)
	0.820	11/02/2016	01/05/2017	(17,795)	(17,820)
	0.820	12/06/2016	01/30/2017	(41,160)	(41,186)
	0.820	12/08/2016	01/30/2017	(28,978)	(28,996)
	0.850	01/03/2017	04/03/2017	(110,724)	(110,724)
GRE	0.970	12/06/2016	01/04/2017	(2,828)	(2,830)
	1.050	11/17/2016	01/17/2017	(81,240)	(81,351)
IND	0.760	12/22/2016	01/12/2017	(9,851)	(9,853)
JPS	0.000	12/30/2016	01/03/2017	(20,239)	(20,239)
RDR	0.850	11/17/2016	01/19/2017	(8,941)	(8,951)
	0.900	11/14/2016	01/04/2017	(30,844)	(30,882)
SCX	0.780	10/12/2016	02/13/2017	(13,596)	(13,620)
	0.790	10/18/2016	01/18/2017	(146,387)	(146,635)
	0.790	11/18/2016	01/18/2017	(22,339)	(22,362)
	0.790	12/27/2016	02/13/2017	(13,313)	(13,315)
	0.800	10/20/2016	01/20/2017	(27,189)	(27,234)
	0.800	11/14/2016	01/20/2017	(7,771)	(7,779)
	0.800	11/16/2016	01/20/2017	(8,363)	(8,372)
	0.820	10/21/2016	01/23/2017	(39,994)	(40,061)
	0.870	11/14/2016	02/23/2017	(40,835)	(40,884)
	0.920	11/14/2016	01/04/2017	(6,774)	(6,783)
	0.930	11/08/2016	03/08/2017	(101,797)	(101,945)
	1.370	12/14/2016	01/17/2017	(56,772)	(56,815)
SGY	(0.300)	12/29/2016	01/05/2017	(1,920)	(1,920)
	0.000	12/22/2016	01/05/2017	(11,269)	(11,269)

Total Reverse Repurchase Agreements					$(1,004,102)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.200%	12/01/2016	01/12/2017	$(12,123)	$(12,136)

Total Sale-Buyback Transactions					$(12,136)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(754,538) at a weighted average interest rate of 0.643%.
(4)	Payable for sale-buyback transactions includes $4 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	01/01/2047	$5,000	$(5,665)	$(5,662)

Total Short Sales				$(5,665)	$(5,662)

(h)	Securities with an aggregate market value of $992,213 and cash of $23,093 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Short	03/2017	846	$135	$0	$(53)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,079	110	371	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	150	176	0	(113)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	749	(999)	726	0

Total Futures Contracts				$(578)	$1,097	$(166)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
Hess Corp.	1.000%	06/20/2021	1.546%	$7,300	$(164)	$97	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$317,300	$(4,924)	$(1,410)	$0	$(95)
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	42,100	(696)	118	4	0

					$(5,620)	$(1,292)	$4	$(95)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/21/2021		$24,100	$552	$913	$0	$(28)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		14,800	(114)	(114)	0	(44)
Receive	3-Month USD-LIBOR	1.564	06/28/2026		6,500	440	482	0	(21)
Receive	3-Month USD-LIBOR	1.500	06/30/2026		25,900	1,897	2,048	0	(82)
Receive	3-Month USD-LIBOR	1.515	06/30/2026		56,500	4,064	4,428	0	(180)
Receive	3-Month USD-LIBOR	1.555	06/30/2026		59,800	4,092	4,481	0	(191)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		331,180	17,640	26,441	0	(1,106)
Receive *	3-Month USD-LIBOR	2.288	06/01/2027		22,500	329	328	0	(80)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		24,900	2,081	(86)	0	(86)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		43,700	1,178	4,383	0	(370)
Pay	28-Day MXN-TIIE	7.150	12/21/2018	MXN	907,500	(56)	(45)	52	0
Pay	28-Day MXN-TIIE	7.160	12/21/2018		857,200	(45)	(45)	50	0
Pay	28-Day MXN-TIIE	8.300	02/07/2019		211,800	228	(1,964)	15	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		29,700	(23)	(23)	5	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		28,000	(141)	(181)	5	0
Pay	28-Day MXN-TIIE	8.280	11/28/2036		230,400	(32)	(30)	156	0
Pay	28-Day MXN-TIIE	8.310	11/28/2036		45,200	1	(4)	31	0

						$32,091	$41,012	$314	$(2,188)

Total Swap Agreements						$26,307	$39,817	$318	$(2,288)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $42,464 and cash of $5,584 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017		$15,568	EUR	14,969	$192	$0
	02/2017	EUR	14,969		$15,590	0	(191)
BPS	01/2017		14,969		15,877	117	0
	02/2017	MXN	28,661		1,374	0	(1)
BRC	02/2017		$9,006	MXN	173,088	0	(702)
CBK	02/2017		1,371	GBP	1,085	0	(32)
GLM	02/2017	MXN	6,117		$286	0	(7)
IND	02/2017		$2,924	JPY	307,500	0	(288)
JPM	01/2017	CAD	1,078		$804	1	0
	02/2017		$427	RUB	28,288	29	0
SCX	02/2017		20,707	MXN	395,768	0	(1,720)

Total Forward Foreign Currency Contracts						$339	$(2,941)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$35,300	$3,107	$374
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	11,600	1,005	1,245
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	28,500	249	320
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019	5,700	344	768
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	27,200	246	306
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	1,099,200	742	720
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	7,400	666	820
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	61,100	34	40
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	79,400	270	0
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	69,200	248	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017	28,800	140	94
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	36,600	3,221	388
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	52,100	443	585
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	79,700	4,981	10,736
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	111,900	11,419	12,675
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	26,000	2,366	2,879
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	612,700	349	401
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	31,400	1,727	3,621

							$31,557	$35,972

Total Purchased Options							$31,557	$35,972

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050%	02/15/2017	EUR	48,800	$(95)	$(9)
GST	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$8,800	(13)	(2)

							$(108)	$(11)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$55,600	$(1,015)	$(1,449)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	77,400	(3,213)	(266)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019	28,500	(338)	(996)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	28,500	(228)	(92)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	27,200	(204)	(88)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	37,000	(666)	(1,096)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	19,100	(153)	(200)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	03/21/2017	25,400	(130)	(193)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	03/21/2017	25,400	(161)	(80)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	80,400	(3,336)	(277)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017	6,000	(145)	(109)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	398,500	(4,981)	(13,916)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	689,500	(13,785)	(20,430)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	52,100	(427)	(168)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	157,000	(1,727)	(4,896)

							$(30,509)	$(44,256)

Total Written Options							$(30,984)	$(44,268)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.754%	$200	$(18)	$2	$0	$(16)
BRC	Brazil Government International Bond	1.000	12/20/2021	2.754	400	(34)	2	0	(32)
DUB	Telstra Corp. Ltd.	1.000	06/20/2021	0.446	2,300	32	24	56	0
JPM	Brazil Government International Bond	1.000	12/20/2021	2.754	500	(42)	3	0	(39)

						$(62)	$31	$56	$(87)

Total Swap Agreements						$(62)	$31	$56	$(87)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $12,265 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$5,645	$5,645
Corporate Bonds & Notes
Banking & Finance	0	546,269	0	546,269
Industrials	0	755,382	0	755,382
Utilities	0	301,959	0	301,959
Municipal Bonds & Notes
California	0	27,868	0	27,868
Colorado	0	1,233	0	1,233
Georgia	0	17,006	0	17,006
Illinois	0	13,403	0	13,403
Kansas	0	2,783	0	2,783
Mississippi	0	3,808	0	3,808
Ohio	0	14,053	0	14,053
Pennsylvania	0	1,064	0	1,064
Texas	0	25,598	0	25,598
West Virginia	0	7,145	0	7,145
U.S. Government Agencies	0	510,719	0	510,719
U.S. Treasury Obligations	0	1,063,931	0	1,063,931
Non-Agency Mortgage-Backed Securities	0	169,874	0	169,874
Asset-Backed Securities	0	49,926	0	49,926
Sovereign Issues	0	102,996	0	102,996
Common Stocks
Financials	243	0	0	243
Convertible Preferred Securities
Banking & Finance	0	18,211	0	18,211
Preferred Securities
Industrials	412	0	0	412
Utilities	3,923	1,105	0	5,028
Short-Term Instruments
Repurchase Agreements	0	20,954	0	20,954
U.S. Treasury Bills	0	5,270	0	5,270
	$4,578	$3,660,557	$5,645	$3,670,780

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$736	$0	$0	$736

Total Investments	$5,314	$3,660,557	$5,645	$3,671,516

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,662)	$0	$(5,662)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,097	318	0	1,415
Over the counter	0	36,367	0	36,367
	$1,097	$36,685	$0	$37,782

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(166)	(2,288)	0	(2,454)
Over the counter	0	(47,296)	0	(47,296)

	$(166)	$(49,584)	$0	$(49,750)

Total Financial Derivative Instruments	$931	$(12,899)	$0	$(11,968)

Totals	$6,245	$3,641,996	$5,645	$3,653,886
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.4%
BANK LOAN OBLIGATIONS 5.8%
Ancestry.com Operations, Inc.
5.250% due 10/19/2023		$2,400	$2,420
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020		3,385	3,371
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		3,702	3,758
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)		12,384	12,610
Delos Finance SARL
3.748% due 03/06/2021		9,000	9,080
Delta Air Lines, Inc.
2.887% due 05/09/2019 (e)		5,157	5,153
2.898% due 09/30/2019 (e)		18,999	18,982
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		31,192	31,434
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041		4,236	4,242
Las Vegas Sands LLC
3.020% due 12/19/2020		19,308	19,452
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		846	862
Nielsen Finance LLC
3.154% due 10/04/2023		400	404
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)		16,362	16,145
5.860% - 6.110% due 06/24/2021 (e)		10,834	10,588
Rise Ltd.
4.750% due 01/31/2021 (e)		4,018	3,983
T-Mobile USA, Inc.
3.520% due 11/09/2022		3,069	3,108
TEX Operations Co. LLC
5.000% due 08/04/2023		8,200	8,284

Total Bank Loan Obligations (Cost $153,012)			153,876

CORPORATE BONDS & NOTES 69.3%
BANKING & FINANCE 26.2%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,593
Ally Financial, Inc.
8.000% due 11/01/2031		900	1,048
American International Group, Inc.
4.375% due 01/15/2055		13,200	12,120
4.500% due 07/16/2044		800	790
4.800% due 07/10/2045		8,591	8,934
American Tower Corp.
2.250% due 01/15/2022		1,400	1,341
3.125% due 01/15/2027		6,300	5,837
3.375% due 10/15/2026		3,500	3,315
AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,594
Aviation Loan Trust
3.073% due 12/15/2022		1,869	1,693
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	10,000	10,124
Banco do Brasil S.A.
3.875% due 10/10/2022		$5,800	5,409
9.000% due 06/18/2024 (d)		200	189
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	4,000	4,257
Banco Santander S.A.
6.250% due 09/11/2021 (d)		7,800	7,720
Bank of America Corp.
3.300% due 01/11/2023		$575	577
3.875% due 08/01/2025		4,500	4,578
6.100% due 03/17/2025 (d)		3,000	3,020
7.750% due 05/14/2038		7,700	10,617
Bank One Capital
8.750% due 09/01/2030		275	387
Barclays Bank PLC
7.625% due 11/21/2022		200	220
Barclays PLC
3.650% due 03/16/2025		4,400	4,270
4.375% due 01/12/2026		4,100	4,161
7.875% due 09/15/2022 (d)	GBP	800	987

BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	11,237
Blackstone CQP Holdco LP
9.296% due 03/19/2019		13,093	13,207
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		6,500	6,548
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,683
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,902
Citigroup, Inc.
3.200% due 10/21/2026		11,200	10,716
3.400% due 05/01/2026		1,000	972
5.950% due 05/15/2025 (d)		2,725	2,695
CoBank ACB
6.250% due 10/01/2026 (d)		3,700	3,844
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		4,000	4,055
8.125% due 09/19/2033		200	216
Credit Suisse AG
6.500% due 08/08/2023		7,675	8,184
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		4,400	4,620
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	1,983
Crown Castle International Corp.
4.450% due 02/15/2026		6,465	6,692
5.250% due 01/15/2023		600	648
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		8,250	8,415
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,329
Discover Bank
3.450% due 07/27/2026		2,000	1,932
Doctors Co.
6.500% due 10/15/2023		10,150	11,261
ERP Operating LP
4.500% due 06/01/2045		1,200	1,208
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,418
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	5,983
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	9,933
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,145
First American Financial Corp.
4.300% due 02/01/2023		900	886
First Republic Bank
4.375% due 08/01/2046		3,250	2,960
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,435
FMR LLC
6.450% due 11/15/2039		4,500	5,513
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		28,015	29,367
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,221
4.750% due 10/21/2045		12,700	13,417
6.450% due 05/01/2036		1,000	1,194
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,721
Guardian Life Insurance Co. of America
7.375% due 09/30/2039		6,625	8,874
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,925
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		5,600	8,274
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,017
6.000% due 09/29/2023 (d)	EUR	1,055	1,151
6.375% due 09/17/2024 (d)		$6,100	6,016
6.500% due 09/15/2037		300	373
6.800% due 06/01/2038		620	786
7.625% due 05/17/2032		1,800	2,342
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (d)		1,500	1,416
Jefferies Finance LLC
7.375% due 04/01/2020		10,600	10,653
JPMorgan Chase & Co.
6.100% due 10/01/2024 (d)		6,000	6,079
6.125% due 04/30/2024 (d)		14,200	14,289
7.900% due 04/30/2018 (d)		15,000	15,551
KBC Bank NV
8.000% due 01/25/2023		9,600	10,152

KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (e)		4,180	4,139
Liberty Property LP
3.250% due 10/01/2026		2,000	1,916
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	500	653
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	8,331
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,497
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	9,010
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,466
Morgan Stanley
4.000% due 07/23/2025		15,000	15,383
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,525
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,793
Navient Corp.
5.625% due 08/01/2033		12,400	10,292
Neuberger Berman Group LLC
4.875% due 04/15/2045		1,700	1,352
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	8,623
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	1,307
5.000% due 05/21/2019		5,300	3,849
5.000% due 05/23/2019		5,000	3,632
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	593
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	21,605
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,242
PHH Corp.
6.375% due 08/15/2021		2,000	2,010
Pinnacol Assurance
8.625% due 06/25/2034 (e)		7,000	6,998
PNC Preferred Funding Trust
2.613% due 03/15/2017 (d)		12,750	12,383
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	4,947
Realty Income Corp.
3.000% due 01/15/2027		1,200	1,130
Rio Oil Finance Trust
9.250% due 07/06/2024		10,978	10,374
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,475
8.625% due 08/15/2021 (d)		2,685	2,745
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	600	744
SL Green Realty Corp.
4.500% due 12/01/2022		$2,800	2,828
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,886
Standard Chartered PLC
7.500% due 04/02/2022 (d)		200	200
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,613
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		4,000	3,940
6.850% due 12/16/2039		4,395	5,705
UBS AG
7.625% due 08/17/2022		13,050	14,828
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		6,600	6,731
UDR, Inc.
4.000% due 10/01/2025		600	615
Visa, Inc.
4.300% due 12/14/2045		9,900	10,454
Vonovia Finance BV
3.200% due 10/02/2017		200	202
Wachovia Capital Trust
5.570% due 01/30/2017 (d)		1,180	1,159
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,416
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,386
3.900% due 05/01/2045		17,400	16,511
4.750% due 12/07/2046		4,500	4,553
5.375% due 11/02/2043		4,500	4,968
5.900% due 06/15/2024 (d)		3,000	3,019
7.980% due 03/15/2018 (d)		6,033	6,312

Wells Fargo Bank N.A.
6.600% due 01/15/2038	3,700	4,708
Welltower, Inc.
5.125% due 03/15/2043	2,300	2,375
6.500% due 03/15/2041	900	1,082
Weyerhaeuser Co.
6.950% due 10/01/2027	16,922	20,366
7.950% due 03/15/2025	200	248

		698,338

INDUSTRIALS 34.4%
AbbVie, Inc.
2.850% due 05/14/2023	200	194
4.300% due 05/14/2036	3,200	3,054
4.400% due 11/06/2042	2,739	2,582
4.450% due 05/14/2046	7,000	6,716
4.500% due 05/14/2035	1,200	1,181
4.700% due 05/14/2045	11,100	10,912
Actavis Funding SCS
4.550% due 03/15/2035	5,700	5,651
4.750% due 03/15/2045	16,610	16,338
4.850% due 06/15/2044	3,300	3,278
Actavis, Inc.
4.625% due 10/01/2042	3,000	2,910
ADT Corp.
4.875% due 07/15/2032	8,800	7,304
Aetna, Inc.
4.250% due 06/15/2036	7,700	7,733
Alliance Data Systems Corp.
5.375% due 08/01/2022	1,300	1,261
Altice Luxembourg S.A.
7.750% due 05/15/2022	500	535
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,900	2,824
Amgen, Inc.
4.663% due 06/15/2051	23,753	22,987
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,088
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,707
6.450% due 09/15/2036	1,100	1,311
6.600% due 03/15/2046	3,000	3,707
7.000% due 11/15/2027	600	721
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	10,548
4.900% due 02/01/2046	22,700	24,470
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	5,600	6,112
Anthem, Inc.
4.625% due 05/15/2042	4,000	4,027
Biogen, Inc.
5.200% due 09/15/2045	3,200	3,443
Braskem America Finance Co.
7.125% due 07/22/2041	6,800	6,885
Buckeye Partners LP
5.600% due 10/15/2044	800	812
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	22,872
4.550% due 09/01/2044	3,200	3,404
Canadian Pacific Railway Co.
4.800% due 09/15/2035	2,000	2,162
6.125% due 09/15/2115	6,100	7,321
CBS Corp.
4.600% due 01/15/2045	2,150	2,073
4.900% due 08/15/2044	5,700	5,717
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	223
Charter Communications Operating LLC
6.384% due 10/23/2035	800	915
6.484% due 10/23/2045	5,900	6,833
6.834% due 10/23/2055	22,555	26,492
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	900	922
Cimarex Energy Co.
4.375% due 06/01/2024	200	208
Comcast Corp.
3.400% due 07/15/2046	5,500	4,805
6.950% due 08/15/2037	4,500	6,140
Cox Communications, Inc.
4.700% due 12/15/2042	2,600	2,265
4.800% due 02/01/2035	4,800	4,478
8.375% due 03/01/2039	9,789	12,225
CSX Corp.
4.100% due 03/15/2044	1,200	1,165
4.750% due 05/30/2042	2,946	3,072

CVS Pass-Through Trust
7.507% due 01/10/2032	15,581	18,981
Diamond Finance Corp.
4.420% due 06/15/2021	1,400	1,449
6.020% due 06/15/2026	3,000	3,251
8.100% due 07/15/2036	2,000	2,382
8.350% due 07/15/2046	5,700	7,029
Domtar Corp.
6.750% due 02/15/2044	1,600	1,628
DP World Ltd.
6.850% due 07/02/2037	1,500	1,606
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	13,736
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	11,547
Embraer Netherlands Finance BV
5.050% due 06/15/2025	600	599
Endo Finance LLC
6.000% due 07/15/2023	2,550	2,250
Energy Transfer Partners LP
5.150% due 03/15/2045	6,500	6,245
6.125% due 12/15/2045	12,800	13,642
7.500% due 07/01/2038	14,004	16,260
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	17,755
4.850% due 03/15/2044	18,179	18,388
5.950% due 02/01/2041	600	678
FedEx Corp.
4.550% due 04/01/2046	1,000	1,010
4.750% due 11/15/2045	5,800	6,019
5.100% due 01/15/2044	200	217
Georgia-Pacific LLC
8.875% due 05/15/2031	300	445
Hess Corp.
5.800% due 04/01/2047	1,400	1,456
7.300% due 08/15/2031	1,974	2,301
Hiland Partners Holdings LLC
5.500% due 05/15/2022	4,945	5,166
International Paper Co.
4.400% due 08/15/2047	16,600	15,719
5.150% due 05/15/2046	1,000	1,045
Kellogg Co.
4.500% due 04/01/2046	600	588
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	5,808
7.300% due 08/15/2033	25	29
7.400% due 03/15/2031	100	118
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,031
7.420% due 02/15/2037	2,980	3,324
7.750% due 01/15/2032	2,572	3,156
7.800% due 08/01/2031	3,500	4,330
8.050% due 10/15/2030	3,825	4,562
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,648
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,000	2,101
5.200% due 07/15/2045	8,950	9,387
6.875% due 01/26/2039	3,500	4,404
Lockheed Martin Corp.
3.800% due 03/01/2045	1,200	1,139
4.700% due 05/15/2046	7,500	8,175
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	5,883
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022	900	871
MCE Finance Ltd.
5.000% due 02/15/2021	4,000	3,994
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,140
4.625% due 03/15/2045	9,750	10,548
Micron Technology, Inc.
7.500% due 09/15/2023	200	222
Microsoft Corp.
4.450% due 11/03/2045	3,500	3,731
4.750% due 11/03/2055	4,000	4,353
Molson Coors Brewing Co.
4.200% due 07/15/2046	4,800	4,484
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	4,789
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	6,027
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	11,000	11,577

NBCUniversal Media LLC
4.450% due 01/15/2043		8,100	8,280
5.950% due 04/01/2041		2,400	2,958
Newell Brands, Inc.
5.500% due 04/01/2046		800	919
Norfolk Southern Corp.
4.450% due 06/15/2045		4,500	4,674
4.650% due 01/15/2046		6,400	6,819
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029		2,000	2,051
NXP BV
3.875% due 09/01/2022		8,500	8,628
ONEOK Partners LP
6.650% due 10/01/2036		14,735	16,740
Oracle Corp.
3.850% due 07/15/2036		9,900	9,665
4.000% due 07/15/2046		9,000	8,612
Petroleos Mexicanos
5.500% due 06/27/2044		6,677	5,590
5.625% due 01/23/2046		18,200	15,174
6.375% due 01/23/2045		5,200	4,758
6.750% due 09/21/2047		13,334	12,631
Pfizer, Inc.
5.600% due 09/15/2040		3,000	3,622
7.200% due 03/15/2039		300	433
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,415
4.250% due 11/10/2044		10,000	9,878
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	20,690
Pride International, Inc.
7.875% due 08/15/2040		4,100	3,690
QUALCOMM, Inc.
4.650% due 05/20/2035		3,700	3,913
4.800% due 05/20/2045		4,000	4,276
QVC, Inc.
4.450% due 02/15/2025		2,615	2,515
5.450% due 08/15/2034		900	820
Reynolds American, Inc.
7.250% due 06/15/2037		660	866
SFR Group S.A.
7.375% due 05/01/2026		3,900	3,998
Southern Co.
4.250% due 07/01/2036		1,600	1,594
4.400% due 07/01/2046		5,800	5,749
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,618
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,596
Statoil ASA
5.100% due 08/17/2040		3,000	3,344
Stryker Corp.
4.625% due 03/15/2046		5,000	5,109
Studio City Co. Ltd.
7.250% due 11/30/2021		1,200	1,245
Studio City Finance Ltd.
8.500% due 12/01/2020		3,400	3,545
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,591
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,223
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,009
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,143
5.500% due 09/01/2041		$3,225	3,284
5.875% due 11/15/2040		2,641	2,821
6.550% due 05/01/2037		1,400	1,587
6.750% due 06/15/2039		4,859	5,658
7.300% due 07/01/2038		6,900	8,501
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,708
6.200% due 03/15/2040		5,275	6,099
Tyson Foods, Inc.
4.875% due 08/15/2034		2,700	2,755
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		755	839
United Airlines Pass-Through Trust
3.100% due 01/07/2030		10,500	10,146
4.300% due 02/15/2027		62	64
UnitedHealth Group, Inc.
4.625% due 07/15/2035		9,358	10,204
4.750% due 07/15/2045		12,240	13,489
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		9,400	7,990
6.375% due 10/15/2020		2,200	1,901

Viacom, Inc.
4.375% due 03/15/2043	11,924	9,515
5.850% due 09/01/2043	13,778	13,525
Virgin Australia Pass Through Trust
5.000% due 04/23/2025	3,263	3,414
Votorantim Cimentos S.A.
7.250% due 04/05/2041	500	468
Western Gas Partners LP
4.650% due 07/01/2026	200	207
5.450% due 04/01/2044	6,027	6,219
Westmoreland Coal Co.
8.750% due 01/01/2022	4,500	4,129
Whole Foods Market, Inc.
5.200% due 12/03/2025	2,650	2,807
Williams Cos., Inc.
8.750% due 03/15/2032	2,416	2,929
Williams Partners LP
4.900% due 01/15/2045	13,500	12,500
5.100% due 09/15/2045	3,300	3,142
5.400% due 03/04/2044	2,500	2,427
6.300% due 04/15/2040	500	535
Woodside Finance Ltd.
3.650% due 03/05/2025	100	98
Wynn Las Vegas LLC
5.500% due 03/01/2025	2,250	2,238
Wynn Macau Ltd.
5.250% due 10/15/2021	20,810	21,070
Yellowstone Energy LP
5.750% due 12/31/2026	1,638	1,649
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	205	191

		919,296

UTILITIES 8.7%
AT&T, Inc.
4.300% due 12/15/2042	8,813	7,904
4.350% due 06/15/2045	10,243	9,145
4.500% due 03/09/2048	22,077	19,983
4.800% due 06/15/2044	1,300	1,231
British Telecommunications PLC
9.125% due 12/15/2030	2,300	3,511
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	3,507	1,056
Duke Energy Corp.
3.750% due 09/01/2046	5,550	5,007
E.ON International Finance BV
6.650% due 04/30/2038	600	705
Electricite de France S.A.
4.950% due 10/13/2045	8,600	8,705
Emera U.S. Finance LP
4.750% due 06/15/2046	2,500	2,526
Emera, Inc.
6.750% due 06/15/2076	1,000	1,075
Enable Midstream Partners LP
5.000% due 05/15/2044	3,093	2,661
Exelon Corp.
4.450% due 04/15/2046	5,100	5,003
Exelon Generation Co. LLC
6.250% due 10/01/2039	6,100	6,151
FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,732
Illinois Power Generating Co.
6.300% due 04/01/2020 ^	725	261
Indiana Michigan Power Co.
4.550% due 03/15/2046	400	416
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	286
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,478
MidAmerican Energy Co.
4.250% due 05/01/2046	3,450	3,555
Monongahela Power Co.
5.400% due 12/15/2043	4,224	4,946
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,725	789
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)	4,616	1,374
6.750% due 10/01/2023 (e)	1,430	393
Orange S.A.
9.000% due 03/01/2031	685	1,031
Pacific Gas & Electric Co.
4.250% due 03/15/2046	6,200	6,314
Petrobras Global Finance BV
5.375% due 01/27/2021	3,000	2,941
8.375% due 05/23/2021	6,950	7,506

Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,000	883
Plains All American Pipeline LP
4.700% due 06/15/2044	7,400	6,606
4.900% due 02/15/2045	4,000	3,702
5.150% due 06/01/2042	4,300	3,994
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	5,114
Shell International Finance BV
3.625% due 08/21/2042	1,000	904
3.750% due 09/12/2046	2,500	2,301
4.375% due 05/11/2045	1,925	1,951
Southern California Gas Co.
3.750% due 09/15/2042	1,200	1,173
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,500	3,006
Telecom Italia Capital S.A.
7.721% due 06/04/2038	2,000	2,075
Terraform Global Operating LLC
9.750% due 08/15/2022	400	429
Transocean Phoenix Ltd.
7.750% due 10/15/2024	1,500	1,590
Transocean Proteus Ltd.
6.250% due 12/01/2024	2,800	2,840
Verizon Communications, Inc.
4.672% due 03/15/2055	42,603	40,222
4.862% due 08/21/2046	4,100	4,163
5.012% due 08/21/2054	33,770	33,778

		231,416

Total Corporate Bonds & Notes (Cost $1,849,210)		1,849,050

MUNICIPAL BONDS & NOTES 7.4%
CALIFORNIA 2.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,600	8,990
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	12,906
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,878
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,550
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	882
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,722
7.618% due 08/01/2040	4,500	6,426
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,346
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,327
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,103
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	521
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,742
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,756
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	361
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	200	230
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,900
4.250% due 09/01/2028	2,450	2,549
5.000% due 09/01/2031	325	349
5.000% due 09/01/2034	1,000	1,065

		70,603

FLORIDA 0.2%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,395

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,476

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,608
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	4,874
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,344

		8,826

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,015

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	968

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	582
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,165
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,336
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,078

		29,161

OHIO 0.8%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,883
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,077
8.084% due 02/15/2050	1,000	1,520
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,900	4,298

		20,778

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,566
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,468

		17,034

TENNESSEE 0.2%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,221

TEXAS 0.9%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,292
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,830
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,860

		24,982

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,200	2,557

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,383

Total Municipal Bonds & Notes (Cost $165,885)		198,399

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae, TBA
3.000% due 02/01/2047	43,100	42,723
3.500% due 01/01/2047 - 02/01/2047	161,700	165,557

Total U.S. Government Agencies (Cost $208,583)		208,280

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (g)		135,179	113,376
2.500% due 02/15/2045 (g)(k)		86,860	77,209
2.500% due 05/15/2046 (g)		12,328	10,929
2.750% due 08/15/2042 (g)		146,275	137,941
2.750% due 11/15/2042 (g)		97,900	92,296
3.000% due 11/15/2044 (g)(k)		82,400	81,237
3.000% due 05/15/2045 (g)		84,175	82,868
4.625% due 02/15/2040 (i)(k)		11,750	14,993
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (i)		15,595	15,517
U.S. Treasury Notes
2.000% due 08/15/2025 (g)(i)(k)		260,600	252,122
2.000% due 11/15/2026		1,000	961

Total U.S. Treasury Obligations (Cost $924,055)			879,449

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Funding Trust
5.500% due 01/25/2036		303	311
5.750% due 03/25/2036		428	434
Bear Stearns Adjustable Rate Mortgage Trust
3.158% due 11/25/2034		1,712	1,649
Bear Stearns ALT-A Trust
3.162% due 11/25/2034		77	74
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		5,332	5,447
Berica Residential MBS SRL
0.066% due 03/31/2048	EUR	6,842	7,153
Chase Mortgage Finance Trust
4.371% due 12/25/2037 ^		$610	581
Citigroup Mortgage Loan Trust, Inc.
0.996% due 11/25/2036		2,163	1,983
Countrywide Alternative Loan Trust
1.086% due 09/25/2035		882	659
Countrywide Home Loan Mortgage Pass-Through Trust
3.045% due 04/20/2035		26	26
5.500% due 03/25/2035		362	370
Deutsche ALT-A Securities, Inc.
0.896% due 07/25/2047		378	314
GSMPS Mortgage Loan Trust
1.106% due 03/25/2035		1,398	1,247
Homestar Mortgage Acceptance Corp.
1.206% due 07/25/2034		58	57
IndyMac Mortgage Loan Trust
1.056% due 07/25/2035		679	585
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		409	409
JPMorgan Mortgage Trust
2.770% due 11/25/2033		23	22
Merrill Lynch Mortgage Investors Trust
2.543% due 10/25/2035		68	68
2.835% due 05/25/2033		17	17
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,035	1,037
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		244	245
Mortgages PLC
0.864% due 10/31/2038	GBP	2,944	3,504
NAAC Reperforming Loan REMIC Trust Certificates
1.206% due 02/25/2035 ^		$2,004	1,653
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.662% due 02/25/2035		1,729	1,558
3.553% due 08/25/2035		781	764
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,191
Residential Accredit Loans, Inc. Trust
3.201% due 03/25/2035 ^		778	672
3.350% due 02/25/2035 ^		1,375	1,115
Residential Funding Mortgage Securities, Inc. Trust
3.597% due 02/25/2036 ^		787	714
Sequoia Mortgage Trust
1.781% due 05/20/2034		1,318	1,269
Structured Adjustable Rate Mortgage Loan Trust
3.003% due 03/25/2034		35	35
WaMu Mortgage Pass-Through Certificates Trust
1.196% due 07/25/2044		661	602
1.541% due 11/25/2041		283	267
Wells Fargo Mortgage-Backed Securities Trust
2.858% due 12/25/2033		33	33

3.014% due 01/25/2035		904	900
3.040% due 01/25/2035		76	77

Total Non-Agency Mortgage-Backed Securities (Cost $39,248)			39,042

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust
1.551% due 01/25/2035		1,394	1,310
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		4,432	4,399
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		15,129	15,980
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 07/25/2035		2,200	2,048
1.626% due 07/25/2034		642	594
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035		2,000	1,870
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		48	48
Bear Stearns Asset-Backed Securities Trust
1.176% due 12/25/2035		2,000	1,792
1.324% due 01/25/2034		7	7
Countrywide Asset-Backed Certificates Trust
1.356% due 08/25/2035		81	81
Eagle Ltd.
2.570% due 12/15/2039		1,200	1,193
ECAF Ltd.
4.947% due 06/15/2040		3,469	3,525
First Franklin Mortgage Loan Trust
1.246% due 09/25/2035		2,595	2,560
1.476% due 05/25/2035		931	919
Home Equity Asset Trust
1.806% due 07/25/2035		2,200	2,182
IXIS Real Estate Capital Trust
1.536% due 06/25/2035		107	109
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,500	3,446
Lehman XS Trust
1.556% due 10/25/2035		477	465
Merrill Lynch Mortgage Investors Trust
0.976% due 08/25/2036		1,000	997
Morgan Stanley ABS Capital, Inc. Trust
1.076% due 11/25/2035		1,231	1,223
Morgan Stanley Home Equity Loan Trust
1.461% due 08/25/2035		938	920
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035		2,354	2,348
RAAC Trust
0.964% due 10/25/2046		158	142
1.236% due 03/25/2037		1,937	1,891
Residential Asset Mortgage Products Trust
1.006% due 08/25/2046		1,800	1,608
Residential Asset Securities Corp. Trust
1.216% due 10/25/2035		354	339
Saxon Asset Securities Trust
1.379% due 03/25/2035 ^		1,245	1,152
SLM Student Loan Trust
2.382% due 04/25/2023		7,516	7,533

Total Asset-Backed Securities (Cost $57,705)			60,681

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.000% due 01/27/2045		10,710	8,742
Mexico Government International Bond
4.600% due 01/23/2046		6,075	5,475
Poland Government International Bond
2.500% due 07/25/2026	PLN	17,400	3,785
3.250% due 07/25/2025		2,700	634
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	629
4.500% due 07/03/2017		30,000	254
Saudi Government International Bond
4.500% due 10/26/2046		$12,000	11,526

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	1,920

Total Sovereign Issues (Cost $36,082)			32,965

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (d)		40,000	4,255
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	2,968
State Street Corp.
5.900% due 03/15/2024 (d)		188,900	4,897

			12,120

UTILITIES 0.3%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	839
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,576
SCE Trust
5.625% due 06/15/2017 (d)		18,000	423
5.750% due 03/15/2024 (d)		161,000	4,136

			8,974

Total Preferred Securities (Cost $20,267)			21,094

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 0.8%			21,893

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.6%
0.456% due 01/12/2017 - 03/16/2017 (a)(b)(g)(i)(k)		$16,188	16,179

Total Short-Term Instruments (Cost $38,072)			38,072

Total Investments in Securities (Cost $3,492,119)			3,480,908

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III		12,394,169	122,516

Total Short-Term Instruments (Cost $122,517)			122,516

Total Investments in Affiliates (Cost $122,517)			122,516

Total Investments 135.0% (Cost $3,614,636)			$3,603,424
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(7,649))			819
Other Assets and Liabilities, net (35.0)%			(934,429)

Net Assets 100.0%			$2,669,814

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$12,384	$12,610	0.47%
Delta Air Lines, Inc.	2.887	05/09/2019	05/05/2014	5,157	5,153	0.20
Delta Air Lines, Inc.	2.898	09/30/2019	09/29/2014	18,999	18,982	0.71
KGH Intermediate Holdco LLC	12.000	08/08/2019	08/07/2014	4,132	4,139	0.16
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014 - 09/08/2014	16,362	16,145	0.60
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	10,834	10,588	0.40
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/08/2014 - 01/16/2015	4,285	1,374	0.05
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/09/2015	1,118	393	0.01
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	6,998	0.26
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,037	3,983	0.15

				$84,308	$80,365	3.01%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$16,900	U.S. Treasury Bonds 2.500% due 02/15/2046	$(17,399)	$16,900	$16,901
SSB	0.010	12/30/2016	01/03/2017	4,993	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(5,095)	4,993	4,993

Total Repurchase Agreements						$(22,494)	$21,893	$21,894

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.700%	11/02/2016	01/17/2017	$(3,637)	$(3,641)
	0.700	12/09/2016	01/17/2017	(21,187)	(21,198)
JPS	0.650	11/15/2016	01/17/2017	(28,984)	(29,009)
	2.000	12/30/2016	01/03/2017	(16,875)	(16,871)
NXN	0.720	11/17/2016	01/13/2017	(135,913)	(136,040)
	0.730	10/14/2016	01/17/2017	(125,869)	(126,076)
	0.790	10/21/2016	01/23/2017	(110,400)	(110,579)
	0.790	10/24/2016	01/24/2017	(89,460)	(89,599)
	0.790	10/26/2016	01/26/2017	(95,625)	(95,770)
	0.810	12/20/2016	02/01/2017	(10,830)	(10,833)
SCX	0.780	11/16/2016	02/13/2017	(22,906)	(22,930)
	0.790	10/13/2016	02/13/2017	(41,207)	(41,281)
	0.790	10/18/2016	01/18/2017	(1,222)	(1,225)
	0.800	10/20/2016	01/20/2017	(5,699)	(5,709)
	0.820	12/09/2016	01/23/2017	(590)	(591)

Total Reverse Repurchase Agreements					$(711,352)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.550%	11/07/2016	01/09/2017	$(47,022)	$(47,063)

Total Sale-Buyback Transactions					$(47,063)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(891,827) at a weighted average interest rate of 0.548%.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(g)	Securities with an aggregate market value of $755,691 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	55	$(22)	$(3)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	55	(14)	(3)

				$(36)	$(6)

Total Written Options				$(36)	$(6)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	3,989	$2,533	$0	$(100)
90-Day Eurodollar June Futures	Short	06/2017	748	263	0	(19)
90-Day Eurodollar March Futures	Short	03/2017	157	108	0	(2)
90-Day Eurodollar September Futures	Short	09/2017	588	322	0	(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	433	(12)	149	0

Total Futures Contracts				$3,214	$149	$(135)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	06/20/2019	0.711%		$1,000	$7	$8	$0	$0
Anadarko Petroleum Corp.	1.000	12/20/2020	1.055		3,250	(6)	55	2	0
Apache Corp.	1.000	12/20/2020	0.780		9,900	87	99	0	0
AT&T, Inc.	1.000	03/20/2023	1.114		13,400	(83)	12	0	(14)
Berkshire Hathaway, Inc.	1.000	12/20/2020	0.654		3,900	53	(1)	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		19,600	159	2	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2023	1.163		5,000	(49)	(8)	0	(1)
Caterpillar, Inc.	1.000	12/20/2020	0.439		3,200	(71)	(6)	0	0
Deere & Co.	1.000	12/20/2020	0.346		1,925	(49)	(7)	0	0
Devon Energy Corp.	1.000	12/20/2020	1.085		13,350	(38)	207	1	0
Enbridge, Inc.	1.000	09/20/2017	0.428		15,000	68	16	0	(1)
Ford Motor Co.	5.000	12/20/2021	1.458		15,700	2,609	291	9	0
General Motors Co.	5.000	06/20/2021	1.457		6,200	936	60	0	(1)
Hess Corp.	1.000	06/20/2021	1.546		2,000	(45)	40	0	(1)
MetLife, Inc.	1.000	06/20/2021	0.822		5,700	46	7	0	(3)
MetLife, Inc.	1.000	09/20/2021	0.879		18,000	105	28	0	(8)
MetLife, Inc.	1.000	12/20/2021	0.930		15,400	57	55	0	0
Pacific Gas & Electric Co.	1.000	06/20/2021	0.595		2,000	36	0	0	(1)
Prudential Financial, Inc.	1.000	06/20/2021	0.757		9,400	102	23	0	(4)
Shell International Finance BV	1.000	03/20/2021	0.646	EUR	8,000	129	(1)	0	(1)
Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.082		12,000	(41)	70	0	(6)
Volkswagen International Finance NV	1.000	12/20/2020	0.842		2,450	17	12	1	0
Volkswagen International Finance NV	1.000	12/20/2021	1.056		3,900	(10)	20	1	0

						$4,019	$982	$16	$(41)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-26 5-Year Index	1.000%	12/20/2021	$11,100	$(693)	$145	$0	$(6)
CDX.HY-26 5-Year Index	5.000	06/20/2021	95,800	6,843	2,645	80	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	75,300	4,805	601	92	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	240,000	3,724	1,185	72	0

				$14,679	$4,576	$244	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive *	3-Month USD-LIBOR	2.250%	03/16/2019		$306,800	$(4,144)	$1,196	$0	$(46)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		27,300	607	187	0	(30)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		52,300	2,851	987	0	(177)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		9,800	819	(30)	0	(34)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		26,000	701	1,225	0	(220)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		54,100	4,462	2,154	0	(455)
Pay *	3-Month ZAR-JIBAR	8.300	03/15/2027	ZAR	99,100	(34)	118	28	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	1,200	(60)	(17)	0	(3)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		31,300	630	(237)	0	(135)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	75,500	(1,826)	647	299	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		54,100	3,232	(1,091)	0	(396)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		3,550	(353)	(222)	0	(63)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,480,000	(1,334)	5	0	(44)
Receive *	6-Month JPY-LIBOR	1.000	09/20/2024		4,420,000	(1,520)	109	0	(66)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,040,000	(1,061)	235	0	(75)
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	56,400	(197)	(51)	8	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		497,700	(2,463)	(1,039)	93	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		156,400	(775)	(179)	29	0
Pay	28-Day MXN-TIIE	5.925	08/04/2023		10,500	(49)	(13)	2	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		10,500	(49)	(13)	2	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		153,700	(1,579)	(237)	79	0
Receive	UKRPI	3.585	10/15/2046	GBP	800	33	42	0	(1)

						$(2,109)	$3,776	$540	$(1,745)

Total Swap Agreements						$16,589	$9,334	$800	$(1,792)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $62,372 and cash of $4,836 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	KRW	16,254,053	$	13,825	$361	$0
	01/2017		$40,823	EUR	39,253	503	0
	01/2017		7,363	INR	500,684	0	(2)
	02/2017	CNH	7	$	1	0	0
	02/2017	EUR	39,253		40,880	0	(501)
	02/2017	MXN	16,471		795	5	0
	02/2017		$8,219	RUB	513,686	57	0
BPS	01/2017	BRL	46,351	$	14,786	559	(14)
	01/2017	EUR	58,097		61,620	455	0
	01/2017		$13,687	BRL	46,351	554	0
	01/2017		13,435	JPY	1,526,000	0	(377)
	02/2017		128	MXN	2,451	0	(10)
BRC	02/2017		11,447		234,996	0	(173)
DUB	01/2017	BRL	12,498	$	3,835	0	(5)
	01/2017		$4,399	BRL	12,498	0	(559)
	02/2017	PLN	19,678	$	5,030	331	0
FBF	02/2017		$3,377	RUB	211,251	27	0
GLM	01/2017	GBP	1,027	$	1,279	14	0
	01/2017		$20,679	EUR	19,385	0	(271)
	02/2017	CNH	140,205	$	20,190	350	0
	02/2017	MXN	88,671		4,152	0	(102)
	02/2017	ZAR	2,583		177	0	(10)
HUS	01/2017		$12,373	INR	837,990	2	(56)
IND	01/2017		6,652	GBP	5,433	44	0
	02/2017	GBP	5,433	$	6,656	0	(45)
JPM	01/2017		4,406		5,581	150	0
	01/2017		$1,424	JPY	167,438	8	0
	02/2017	GBP	652	$	808	3	0
	02/2017	JPY	167,439		1,426	0	(9)
	02/2017		$1,675	MXN	34,923	9	(9)
	02/2017		7,642	RUB	506,402	517	0
	02/2017		138	ZAR	1,906	0	(1)
	02/2017	ZAR	28,005	$	2,029	3	0
SCX	01/2017	BRL	67,855		20,729	0	(120)
	01/2017	CNH	54,694		7,846	10	0
	01/2017	HKD	1,834		237	0	0
	01/2017	JPY	1,693,439		15,155	664	0
	01/2017	SGD	19,752		13,852	214	0
	01/2017		$20,820	BRL	67,855	28	0
	01/2017		7,956	CNH	54,694	0	(120)
	02/2017	CNH	103,266	$	14,846	233	0
	02/2017		$20,545	BRL	67,855	133	0
	02/2017		47,757	CNH	336,105	0	(194)
	02/2017		12,114	MXN	231,519	0	(1,006)
	05/2017		2,111	IDR	29,583,540	32	0
	12/2017	CNH	281,412	$	38,714	243	0
SOG	02/2017	MXN	4		0	0	0
TOR	01/2017	BRL	21,504		6,598	0	(9)
	01/2017		$6,340	BRL	21,504	268	0
	02/2017	MXN	16,977	$	811	0	(3)
UAG	01/2017	EUR	541		575	5	0
	01/2017	INR	1,338,674		19,692	12	0
	01/2017		$236	HKD	1,834	0	0
	01/2017		7,740	IDR	102,045,565	0	(193)
	02/2017	CNH	295,724	$	43,454	1,606	0
	03/2017	HKD	1,834		236	0	0
	04/2017		$19,484	INR	1,338,674	0	(25)
	05/2017		992	IDR	13,873,120	13	0

Total Forward Foreign Currency Contracts						$7,413	$(3,814)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$8,500	$884	$586
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	22,700	1,074	1,325
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	300	14	34
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	6,700	413	25
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	51,500	211	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	20,900	1,045	1,290
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	4,600	265	221
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,100	1,687	91
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	18,000	1,454	764
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	28,500	2,636	1,500
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	12,800	1,216	1,234

							$10,899	$7,070

Total Purchased Options							$10,899	$7,070

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-27 5-Year Index	Sell	0.900%	02/15/2017		$35,000	$(71)	$(12)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	35,000	(68)	(6)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		17,500	(32)	(3)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		7,800	(14)	(2)
JPM	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$20,000	(40)	(6)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017	EUR	13,000	(28)	(3)

							$(253)	$(32)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	0

						$(213)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$37,400	$(884)	$(467)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(1,761)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,500	(15)	(42)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	26,800	(415)	(11)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,054)	(1,565)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	(218)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	11,200	(210)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	96,700	(1,736)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	79,000	(1,484)	(601)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(1,498)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(1,559)

							$(11,114)	$(7,759)

Total Written Options							$(11,580)	$(7,791)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.480%		$2,000	$(60)	$20	$0	$(40)
	Mexico Government International Bond	1.000	06/20/2021	1.407		500	(9)	1	0	(8)
	Mexico Government International Bond	1.000	12/20/2021	1.545		4,000	(127)	27	0	(100)
	Morgan Stanley	1.000	06/20/2020	0.660		10,000	68	50	118	0
BPS	China Government International Bond	1.000	12/20/2020	0.958		4,000	(59)	67	8	0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	1,000	(13)	14	1	0
	Indonesia Government International Bond	1.000	12/20/2021	1.560		$3,000	(91)	15	0	(76)
	Petrobras Global Finance BV	1.000	06/20/2018	2.166		5,400	(79)	(10)	0	(89)
BRC	Colombia Government International Bond	1.000	06/20/2021	1.480		5,500	(160)	51	0	(109)
	Indonesia Government International Bond	1.000	12/20/2021	1.560		200	(6)	1	0	(5)
	Mexico Government International Bond	1.000	06/20/2021	1.407		300	(5)	0	0	(5)
	Mexico Government International Bond	1.000	12/20/2021	1.545		4,000	(129)	29	0	(100)
CBK	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	800	2	0	2	0
	Deutsche Bank AG	1.000	12/20/2017	0.934		600	(7)	8	1	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699		$16,400	68	116	184	0
	Italy Government International Bond	1.000	12/20/2021	1.431		26,000	(751)	246	0	(505)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.480		400	(12)	4	0	(8)
	Indonesia Government International Bond	1.000	12/20/2021	1.560		1,400	(41)	5	0	(36)
	Mexico Government International Bond	1.000	03/20/2019	0.796		15,050	55	18	73	0
FBF	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699		1,400	0	16	16	0
	Mexico Government International Bond	1.000	06/20/2021	1.407		4,500	(110)	34	0	(76)
GST	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	0.859		2,600	(67)	82	15	0
	China Government International Bond	1.000	06/20/2021	1.080		6,400	(27)	8	0	(19)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	1.766		8,800	(995)	774	0	(221)
	Mexico Government International Bond	1.000	06/20/2021	1.407		1,400	(37)	13	0	(24)
	Morgan Stanley	1.000	12/20/2020	0.714		1,100	(2)	14	12	0
HUS	China Government International Bond	1.000	09/20/2020	0.911		4,675	(31)	48	17	0
	China Government International Bond	1.000	06/20/2021	1.080		800	(7)	5	0	(2)
	Colombia Government International Bond	1.000	06/20/2021	1.480		2,250	(65)	20	0	(45)
JPM	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	400	(5)	5	0	0
	Goldman Sachs Group, Inc.	1.000	06/20/2020	0.669		$10,000	41	74	115	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		1,800	5	15	20	0
	Masco Corp.	5.000	09/20/2020	0.651		7,000	556	558	1,114	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		1,800	(55)	10	0	(45)
MYC	Entergy Corp.	1.000	03/20/2021	0.629		2,500	(157)	196	39	0
	Mexico Government International Bond	1.000	03/20/2019	0.796		22,600	66	44	110	0
UAG	China Government International Bond	1.000	06/20/2021	1.080		1,000	(8)	5	0	(3)

							$(2,254)	$2,583	$1,845	$(1,516)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020		$2,900	$59	$350	$409	$0
BRC	iTraxx Japan 26 5-Year Index	1.000	12/20/2021	JPY	23,000	5	(1)	4	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		$250	20	12	32	0
	iTraxx Japan 26 5-Year Index	1.000	12/20/2021	JPY	10,000	2	0	2	0
	MCDX-27 5-Year Index	1.000	12/20/2021		$55,400	600	247	847	0
DUB	iTraxx Japan 26 5-Year Index	1.000	12/20/2021	JPY	48,000	10	(1)	9	0
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$31,000	(1,534)	1,181	0	(353)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		2,500	205	117	322	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		2,200	(111)	86	0	(25)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		4,800	(693)	63	0	(630)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		13,600	(1,322)	559	0	(763)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		900	(185)	68	0	(117)
	iTraxx Japan 26 5-Year Index	1.000	12/20/2021	JPY	22,000	5	(1)	4	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		$250	21	11	32	0
	iTraxx Japan 26 5-Year Index	1.000	12/20/2021	JPY	67,000	14	(1)	13	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$1,600	(87)	69	0	(18)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		2,400	(346)	31	0	(315)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		4,300	(364)	123	0	(241)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,700	(258)	106	0	(152)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058		1,000	(37)	15	0	(22)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		2,300	(319)	17	0	(302)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		3,600	(363)	161	0	(202)

						$(4,678)	$3,212	$1,674	$(3,140)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX	3.510%	12/02/2021	CNY	90,400	$0	$(135)	$0	$(135)
	Receive	CPURNSA	1.272	09/30/2020		$4,350	0	141	141	0
	Receive	CPURNSA	1.302	09/30/2020		19,500	0	600	600	0
BPS	Pay	3-Month CNY-CNREPOFIX	3.540	12/06/2021	CNY	76,400	0	(99)	0	(99)
CBK	Pay	3-Month CNY-CNREPOFIX	3.385	11/18/2021		88,400	0	(198)	0	(198)
GLM	Pay	3-Month CNY-CNREPOFIX	3.500	12/12/2021		32,000	0	(50)	0	(50)
JPM	Pay	3-Month CNY-CNREPOFIX	3.550	12/05/2021		93,400	0	(115)	0	(115)
	Pay	3-Month CNY-CNREPOFIX	3.580	12/07/2021		64,700	0	(68)	0	(68)
SCX	Pay	3-Month CNY-CNREPOFIX	3.710	12/19/2021		54,100	0	(14)	0	(14)

							$0	$62	$741	$(679)

Total Swap Agreements							$(6,932)	$5,857	$4,260	$(5,335)

(k)	Securities with an aggregate market value of $4,756 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$78,801	$75,075	$153,876
Corporate Bonds & Notes
Banking & Finance	0	681,219	17,119	698,338
Industrials	0	917,647	1,649	919,296
Utilities	0	231,416	0	231,416
Municipal Bonds & Notes
California	0	70,603	0	70,603
Florida	0	4,395	0	4,395
Georgia	0	12,476	0	12,476
Illinois	0	8,826	0	8,826
Indiana	0	1,015	0	1,015
New Jersey	0	968	0	968
New York	0	29,161	0	29,161
Ohio	0	20,778	0	20,778
Pennsylvania	0	17,034	0	17,034
Tennessee	0	4,221	0	4,221
Texas	0	24,982	0	24,982
Virginia	0	2,557	0	2,557
Washington	0	1,383	0	1,383
U.S. Government Agencies	0	208,280	0	208,280
U.S. Treasury Obligations	0	879,449	0	879,449
Non-Agency Mortgage-Backed Securities	0	39,042	0	39,042
Asset-Backed Securities	0	55,089	5,592	60,681
Sovereign Issues	0	32,965	0	32,965
Preferred Securities
Banking & Finance	2,968	9,152	0	12,120
Utilities	4,415	4,559	0	8,974
Short-Term Instruments
Repurchase Agreements	0	21,893	0	21,893
U.S. Treasury Bills	0	16,179	0	16,179
	$7,383	$3,374,090	$99,435	$3,480,908

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122,516	$0	$0	$122,516

Total Investments	$129,899	$3,374,090	$99,435	$3,603,424

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	149	800	0	949
Over the counter	0	18,743	0	18,743
	$149	$19,543	$0	$19,692

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(135)	(1,798)	0	(1,933)
Over the counter	0	(16,940)	0	(16,940)

	$(135)	$(18,738)	$0	$(18,873)

Total Financial Derivative Instruments	$14	$805	$0	$819

Totals	$129,913	$3,374,895	$99,435	$3,604,243

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$79,890	$4,498	$(8,582)	$(3)	$(1)	$(727)	$0	$0	$75,075	$(719)
Corporate Bonds & Notes
Banking & Finance	17,081	0	(55)	30	1	62	0	0	17,119	55
Industrials	0	1,656	(18)	0	0	11	0	0	1,649	11
Utilities	1,697	0	(1,656)	0	0	(41)	0	0	0	0
Asset-Backed Securities	1,622	0	(450)	0	0	21	4,399	0	5,592	13

Totals	$100,290	$6,154	$(10,761)	$27	$0	$(674)	$4,399	$0	$99,435	$(640)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$75,075	Proxy Pricing	Base Price	97.875 - 102.000
Corporate Bonds & Notes
Banking & Finance	4,139	Other Valuation Techniques (2)	—	—
	6,997	Proxy Pricing	Base Price	102.667
	5,983	Reference Instrument	Spread Movement	170.000 bps
Industrials	1,649	Proxy Pricing	Base Price	101.000
Asset-Backed Securities	5,592	Third Party Vendor	Broker Quote	99.250 - 99.375

Total	$99,435

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.1%
CORPORATE BONDS & NOTES 2.1%
BANKING & FINANCE 0.8%
Goldman Sachs Group, Inc.
2.640% due 10/28/2027	$3,000	$3,062
Wells Fargo & Co.
2.117% due 10/31/2023	6,000	6,079

		9,141

INDUSTRIALS 0.8%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,800	1,699
3.100% due 04/07/2030	1,800	1,712
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,491	5,318

		8,729

UTILITIES 0.5%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	5,400	5,155

Total Corporate Bonds & Notes (Cost $23,483)		23,025

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	845

Total Municipal Bonds & Notes (Cost $712)		845

U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	8,537
0.816% due 07/25/2037	301	295
0.936% due 03/18/2031	79	79
1.206% due 10/25/2030	3	3
1.356% due 10/25/2017	2	2
1.656% due 04/25/2032	31	32
1.741% due 06/01/2043 - 03/01/2044	513	523
1.806% due 03/25/2022	31	31
2.375% due 10/01/2024	30	30
2.535% due 04/01/2028	24	25
2.595% due 08/01/2026	5	5
2.648% due 11/01/2023	17	17
2.750% due 11/01/2031	3,595	3,432
2.758% due 02/01/2028	4	4
2.790% due 04/01/2030	2,193	2,085
2.828% due 12/01/2027	27	28
2.896% due 05/01/2025	4	4
2.923% due 07/01/2035	66	70
3.168% due 11/01/2034	102	108
3.375% due 10/01/2024	1	1
3.500% due 06/25/2044	2,604	2,564
3.765% due 12/01/2025	2,300	2,427
4.000% due 09/25/2044 - 10/25/2044	13,145	13,518
4.250% due 04/25/2037	485	508
4.500% due 10/25/2023 - 06/25/2025	2,941	3,119
5.000% due 08/25/2036	5,857	6,429
5.380% due 07/01/2033	1,955	2,053
5.625% due 04/17/2028 - 07/15/2037	10,082	13,433
6.000% due 05/17/2027	298	321
6.500% due 02/01/2022 - 08/01/2037	1,417	1,600
6.750% due 06/25/2032	2,024	2,253
6.900% due 05/25/2023	45	50
6.950% due 07/25/2020	7	7
7.000% due 12/25/2022 - 03/01/2038	1,788	1,989
7.800% due 10/25/2022	6	7
9.000% due 06/01/2027 - 11/01/2030	33	34
Federal Farm Credit Bank
5.125% due 07/09/2029	675	814
5.750% due 12/07/2028	500	641

Federal Housing Administration
6.896% due 07/01/2020	194	190
7.000% due 11/25/2019	51	50
7.430% due 10/01/2022 - 01/01/2024	19	19
Freddie Mac
1.104% due 01/15/2033	61	61
1.204% due 04/15/2029 - 12/15/2032	56	56
1.254% due 06/15/2031	25	25
1.704% due 09/15/2021	8	8
1.740% due 10/25/2023	27	27
1.741% due 10/25/2044	2,904	2,980
1.941% due 07/25/2044	766	768
2.631% due 10/01/2026	15	15
2.643% due 01/01/2028	22	22
2.752% due 06/01/2022	1	2
2.771% due 01/01/2028	15	15
2.825% due 09/01/2027	20	20
2.869% due 02/01/2028	42	42
2.875% due 05/01/2022	3	3
3.500% due 05/15/2042	5,490	5,369
4.000% due 07/15/2042	4,072	4,233
4.500% due 02/15/2035 - 07/15/2035	4,852	5,097
5.500% due 07/15/2033 - 06/15/2035	6,661	7,439
6.000% due 05/15/2028 - 09/15/2029	44	50
6.250% due 09/15/2023	484	513
6.500% due 08/01/2022 - 10/25/2043	518	581
6.750% due 03/15/2031	100	141
7.000% due 07/15/2022 - 01/15/2024	118	130
Ginnie Mae
1.689% due 03/20/2031	257	262
2.000% due 02/20/2017 - 01/20/2028	216	223
2.125% due 04/20/2017 - 05/20/2032	470	483
2.500% due 09/20/2017 - 03/20/2025	12	13
3.000% due 12/20/2017 - 08/20/2018	6	5
3.500% due 03/20/2021	4	4
4.000% due 08/20/2044 - 09/20/2044	26,978	28,603
6.000% due 08/20/2033	2,249	2,636
6.500% due 08/20/2034 - 09/20/2034	16	18
NCUA Guaranteed Notes
1.022% due 11/06/2017	684	684
Residual Funding Corp. STRIPS (a)
0.000% due 07/15/2020 - 04/15/2030	47,244	30,670
Resolution Funding Corp. STRIPS (a)
0.000% due 10/15/2028 - 04/15/2029	12,439	8,452
Small Business Administration
5.240% due 08/01/2023	716	768
Tennessee Valley Authority
4.625% due 09/15/2060	3,800	4,227
5.375% due 04/01/2056	600	751
Tennessee Valley Authority STRIPS (a)
0.000% due 05/01/2030	7,400	4,571

Total U.S. Government Agencies (Cost $166,107)		177,304

U.S. TREASURY OBLIGATIONS 105.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (d)	2,600	2,181
2.500% due 02/15/2045	41,400	36,800
2.750% due 11/15/2042 (d)	25,600	24,134
2.875% due 05/15/2043 (d)	7,100	6,845
2.875% due 08/15/2045 (d)	156,100	149,901
2.875% due 11/15/2046 (d)	4,170	4,017
3.000% due 11/15/2044 (d)	78,700	77,589
3.000% due 05/15/2045	30,100	29,633
3.125% due 02/15/2043	39,600	40,050
3.375% due 05/15/2044	11,300	11,960
3.625% due 08/15/2043 (d)	101,400	112,240
3.625% due 02/15/2044 (d)	56,800	62,838
3.750% due 11/15/2043 (d)	185,400	209,811
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023	15,352	15,500
0.750% due 02/15/2045	1,334	1,258
1.375% due 02/15/2044	2,593	2,833
2.500% due 01/15/2029	1,981	2,392
U.S. Treasury Notes
1.250% due 07/31/2023 (f)	32,350	30,422
1.375% due 08/31/2023	37,400	35,393
1.375% due 09/30/2023	5,900	5,581
1.500% due 03/31/2023 (f)(h)	10,600	10,175
1.625% due 10/31/2023 (d)	17,350	16,674
1.750% due 01/31/2023	51,950	50,702
2.000% due 08/31/2021 (d)	107,600	107,937
2.000% due 02/15/2025 (h)	500	486
U.S. Treasury STRIPS (a)
0.000% due 08/15/2034	5,100	3,023

0.000% due 11/15/2034	7,600	4,453
0.000% due 08/15/2035	2,500	1,428
0.000% due 11/15/2035	5,100	2,884
0.000% due 11/15/2036	5,100	2,780
0.000% due 05/15/2037	5,000	2,679
0.000% due 05/15/2040	12,950	6,311
0.000% due 05/15/2042	37,900	17,092
0.000% due 08/15/2042	5,100	2,277
0.000% due 11/15/2042	5,100	2,258
0.000% due 05/15/2043	24,600	10,730
0.000% due 08/15/2043	2,700	1,181
0.000% due 02/15/2044	10,100	4,323
0.000% due 11/15/2044	33,400	13,874
0.000% due 02/15/2045	30,000	12,363
0.000% due 05/15/2045	5,100	2,084

Total U.S. Treasury Obligations (Cost $1,194,770)		1,137,092

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	9,800	10,510
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	6	6
Bear Stearns Adjustable Rate Mortgage Trust
2.843% due 04/25/2033	32	32
3.109% due 02/25/2033	13	13
3.326% due 02/25/2034	229	230
3.526% due 01/25/2034	82	83
Bear Stearns ALT-A Trust
3.149% due 09/25/2035	595	513
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	939	955
Bear Stearns Mortgage Securities, Inc.
3.089% due 06/25/2030	1	1
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,754
5.812% due 12/10/2049	396	399
Countrywide Alternative Loan Trust
0.936% due 05/25/2047	624	531
0.966% due 05/25/2035	570	477
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	123	107
1.396% due 03/25/2035	843	670
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,217
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033	186	184
5.750% due 04/22/2033	99	101
6.500% due 04/25/2033	3	3
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,549
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030	62	62
HarborView Mortgage Loan Trust
0.976% due 03/19/2036	581	427
1.176% due 05/19/2035	491	414
3.274% due 07/19/2035 ^	283	254
Impac CMB Trust
1.256% due 10/25/2035	2,543	2,191
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	4,400	4,418
5.882% due 02/15/2051	171	174
JPMorgan Mortgage Trust
3.178% due 07/25/2035	277	277
MASTR Asset Securitization Trust
5.500% due 09/25/2033	38	39
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.921% due 10/25/2035	2,512	2,336
Residential Accredit Loans, Inc. Trust
1.056% due 08/25/2035	481	382
6.000% due 06/25/2036	1,233	1,043
Sequoia Mortgage Trust
1.089% due 07/20/2033	337	317
1.436% due 10/19/2026	14	14
1.499% due 10/20/2027	7	7
Structured Adjustable Rate Mortgage Loan Trust
0.976% due 05/25/2037	1,519	1,288
Structured Asset Mortgage Investments Trust
0.976% due 05/25/2036	184	143
1.396% due 09/19/2032	13	12
1.576% due 10/19/2033	145	131
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
8.042% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045	37	35

1.066% due 01/25/2045	621	598
1.351% due 12/25/2046	669	569
1.567% due 02/25/2046	1,097	1,013
1.933% due 08/25/2042	18	17
1.967% due 06/25/2042	30	29
2.098% due 08/25/2046	390	360
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	5	5
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036	736	724

Total Non-Agency Mortgage-Backed Securities (Cost $54,315)		52,615

ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	23	22
Bear Stearns Asset-Backed Securities Trust
1.416% due 10/25/2032	69	67
1.756% due 11/25/2042	339	318
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	30	29
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036	16	9
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Massachusetts Educational Financing Authority
1.832% due 04/25/2038	317	314
Soundview Home Loan Trust
0.816% due 11/25/2036	180	74
Specialty Underwriting & Residential Finance Trust
1.556% due 10/25/2035	1,881	1,699
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	1,165	1,164
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036	111	51

Total Asset-Backed Securities (Cost $4,051)		3,772

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		2,569

Total Short-Term Instruments (Cost $2,569)		2,569

Total Investments in Securities (Cost $1,446,007)		1,397,222

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	1,627,643	16,089

Total Short-Term Instruments (Cost $16,089)		16,089

Total Investments in Affiliates (Cost $16,089)		16,089

Total Investments 131.6% (Cost $1,462,096)		$1,413,311
Financial Derivative Instruments (e)(g) (0.3)% (Cost or Premiums, net $(234))		(3,509)
Other Assets and Liabilities, net (31.3)%		(335,507)

Net Assets 100.0%		$1,074,295

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,569	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,622)	$2,569	$2,569

Total Repurchase Agreements						$(2,622)	$2,569	$2,569

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.930%	11/22/2016	01/23/2017	$(3,015)	$(3,018)
BOS	0.700	11/02/2016	01/17/2017	(2,424)	(2,428)
	0.750	12/29/2016	01/05/2017	(11,236)	(11,237)
	1.150	11/22/2016	01/03/2017	(23,330)	(23,361)
BSN	0.810	11/01/2016	01/03/2017	(5,342)	(5,350)
	0.820	12/06/2016	01/04/2017	(49,375)	(49,407)
	0.820	12/14/2016	01/05/2017	(21,499)	(21,509)
	0.850	01/03/2017	04/03/2017	(29,311)	(29,311)
GRE	0.930	12/22/2016	03/08/2017	(2,858)	(2,858)
IND	0.820	11/09/2016	01/09/2017	(81,726)	(81,828)
JPS	0.840	12/05/2016	01/20/2017	(4,664)	(4,667)
RDR	0.850	10/25/2016	01/19/2017	(95,395)	(95,552)

Total Reverse Repurchase Agreements					$(330,526)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.900%	12/29/2016	01/03/2017	$(1,128)	$(1,129)
	1.000	12/27/2016	01/10/2017	(5,364)	(5,365)
GSC	1.350	12/29/2016	01/05/2017	(12,906)	(12,908)
	1.500	12/27/2016	01/03/2017	(37,462)	(37,472)

Total Sale-Buyback Transactions					$(56,874)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(236,508) at a weighted average interest rate of 0.632%.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(d)	Securities with an aggregate market value of $386,528 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Short	03/2017	408	$86	$0	$(25)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	321	106	0	(53)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	201	(67)	69	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	431	488	0	(323)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	58	(85)	56	0

Total Futures Contracts				$528	$125	$(401)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/30/2026	$6,800	$498	$528	$0	$(22)
Receive	3-Month USD-LIBOR	1.515	06/30/2026	12,000	863	933	0	(38)
Receive	3-Month USD-LIBOR	1.555	06/30/2026	11,900	814	928	0	(38)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	65,750	3,476	5,182	0	(219)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	6,600	552	(27)	0	(23)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	10,400	281	1,917	0	(88)

					$6,484	$9,461	$0	$(428)

Total Swap Agreements					$6,484	$9,461	$0	$(428)

*	This instrument has a forward starting effective date.

(f)	Securities with an aggregate market value of $6,111 and cash of $2,691 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$28,000	$2,464	$297
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	2,200	191	236
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017	51,800	232	168
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/30/2017	6,400	58	72
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	377,700	255	247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	3,200	288	354
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	17,800	61	0
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	15,800	57	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	600	53	6
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	21,800	1,362	2,937
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	28,000	2,856	3,172
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	6,400	582	709
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	141,200	80	92
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	13,300	732	1,534

							$9,271	$9,824

Total Purchased Options							$9,271	$9,824

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	0

						$(217)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$10,600	$(193)	$(276)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	62,700	(2,603)	(216)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	05/30/2017	6,400	(48)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017	10,800	(237)	(195)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	16,000	(288)	(474)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	36,300	(290)	(380)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	03/21/2017	8,400	(43)	(64)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	03/21/2017	8,400	(53)	(27)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	109,000	(1,363)	(3,806)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	172,000	(3,438)	(5,096)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	66,500	(732)	(2,074)

							$(9,288)	$(12,629)

Total Written Options							$(9,505)	$(12,629)

(h)	Securities with an aggregate market value of $3,305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,141	$0	$9,141
Industrials	0	8,729	0	8,729
Utilities	0	5,155	0	5,155
Municipal Bonds & Notes
New York	0	845	0	845
U.S. Government Agencies	0	177,045	259	177,304
U.S. Treasury Obligations	0	1,137,092	0	1,137,092
Non-Agency Mortgage-Backed Securities	0	52,615	0	52,615
Asset-Backed Securities	0	3,772	0	3,772
Short-Term Instruments
Repurchase Agreements	0	2,569	0	2,569
	$0	$1,396,963	$259	$1,397,222

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,089	$0	$0	$16,089

Total Investments	$16,089	$1,396,963	$259	$1,413,311

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	125	0	0	125
Over the counter	0	9,824	0	9,824
	$125	$9,824	$0	$9,949

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(401)	(428)	0	(829)
Over the counter	0	(12,629)	0	(12,629)

	$(401)	$(13,057)	$0	$(13,458)

Total Financial Derivative Instruments	$(276)	$(3,233)	$0	$(3,509)

Totals	$15,813	$1,393,730	$259	$1,409,802

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.7%
BANK LOAN OBLIGATIONS 0.0%
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018		$1,305	$1,317

Total Bank Loan Obligations (Cost $1,309)			1,317

CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 30.1%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	28,873
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	39,084
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		30,000	29,967
2.750% due 01/30/2017		49,475	49,494
5.500% due 02/15/2017		7,894	7,929
American Tower Corp.
2.800% due 06/01/2020		54,910	54,952
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,000	300
Banco Santander Chile
1.776% due 04/11/2017		$800	799
Bank of America Corp.
1.868% due 04/01/2019		42,900	43,116
2.000% due 01/11/2018		4,200	4,210
2.066% due 03/22/2018		10,600	10,673
2.298% due 04/19/2021		25,000	25,699
2.650% due 04/01/2019		15,240	15,403
5.420% due 03/15/2017		1,000	1,007
5.650% due 05/01/2018		25,633	26,862
5.750% due 12/01/2017		8,700	9,013
6.400% due 08/28/2017		9,350	9,638
8.950% due 05/18/2017		180	184
Bank of America N.A.
1.263% due 06/15/2017		8,300	8,296
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,700	5,610
Barclays PLC
2.992% due 08/10/2021		$18,900	19,380
BB&T Corp.
1.595% due 01/15/2020		38,300	38,448
Bear Stearns Cos. LLC
6.400% due 10/02/2017		9,100	9,428
BPCE S.A.
1.182% due 03/06/2017	GBP	18,400	22,695
1.608% due 06/23/2017		$3,300	3,303
1.623% due 06/17/2017		2,500	2,503
1.625% due 02/10/2017		5,600	5,602
BRFkredit A/S
2.000% due 10/01/2017	DKK	130,000	18,734
Cantor Fitzgerald LP
6.500% due 06/17/2022		$1,850	1,976
CIT Group, Inc.
4.250% due 08/15/2017		78,774	79,857
5.000% due 05/15/2018		32,467	32,954
Citigroup, Inc.
0.956% due 11/30/2017	EUR	5,000	5,274
1.350% due 03/10/2017		$3,600	3,601
1.767% due 07/30/2018		92,600	93,198
1.800% due 02/05/2018		22,500	22,499
2.194% due 10/26/2020		1,400	1,418
2.378% due 03/30/2021		18,369	18,672
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,361
2.500% due 03/14/2019		14,000	14,110
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,081
Credit Agricole S.A.
1.680% due 04/15/2019		8,100	8,138
1.923% due 06/10/2020		55,900	56,161
Credit Suisse AG
1.566% due 04/27/2018		8,350	8,348
1.577% due 01/29/2018		11,100	11,118
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021		15,000	15,561
3.800% due 09/15/2022		700	706

DBS Bank Ltd.
3.625% due 09/21/2022		1,500	1,514
Dexia Credit Local S.A.
1.276% due 01/11/2017		1,300	1,300
Eksportfinans ASA
1.570% due 02/14/2018	JPY	1,000,000	8,532
5.500% due 06/26/2017		$43,042	43,705
First Republic Bank
2.375% due 06/17/2019		300	300
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		500	499
1.806% due 11/04/2019		53,500	53,684
1.863% due 06/15/2018		31,000	31,081
3.000% due 06/12/2017		29,000	29,171
4.250% due 02/03/2017		200	200
5.000% due 05/15/2018		14,811	15,394
5.750% due 02/01/2021		6,300	6,909
6.625% due 08/15/2017		2,350	2,422
General Motors Financial Co., Inc.
2.236% due 04/10/2018		17,900	18,010
2.440% due 01/15/2020		38,700	39,125
2.940% due 01/15/2019		25,500	25,958
3.000% due 09/25/2017		41,500	41,903
3.200% due 07/13/2020		1,400	1,404
4.750% due 08/15/2017		15,845	16,147
Goldman Sachs Group, Inc.
1.922% due 04/25/2019		13,816	13,921
2.042% due 04/23/2020		42,800	43,229
2.163% due 09/15/2020		6,105	6,165
2.242% due 04/23/2021		19,600	19,871
2.537% due 11/29/2023		38,100	39,319
5.375% due 03/15/2020		5,000	5,426
6.000% due 06/15/2020		9,033	10,018
7.500% due 02/15/2019		4,200	4,657
HBOS PLC
1.646% due 09/06/2017		35,871	35,811
HSBC USA, Inc.
1.512% due 11/13/2019		60,850	60,676
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,403
Industrial Bank of Korea
2.375% due 07/17/2017		13,800	13,842
ING Bank NV
2.050% due 08/17/2018		25,700	25,723
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,634
7.125% due 09/01/2018		200	216
Intesa Sanpaolo SpA
2.375% due 01/13/2017		22,280	22,283
JPMorgan Chase & Co.
0.816% due 05/30/2017	GBP	35,100	43,244
1.441% due 03/01/2018		$18,000	18,037
1.837% due 01/23/2020		32,800	33,176
2.092% due 10/29/2020		29,500	30,050
6.000% due 01/15/2018		21,285	22,204
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,352
Kookmin Bank
1.761% due 01/27/2017		71,010	71,029
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,805
2.875% due 01/22/2019		2,400	2,400
3.000% due 10/23/2017		7,525	7,580
Macquarie Bank Ltd.
2.007% due 07/29/2020		56,500	56,879
4.875% due 06/10/2025		1,700	1,721
Macquarie Group Ltd.
4.875% due 08/10/2017		6,000	6,106
Mizuho Bank Ltd.
1.447% due 09/25/2017		2,400	2,399
1.550% due 10/17/2017		300	300
1.700% due 09/25/2017		900	900
2.450% due 04/16/2019		300	301
Morgan Stanley
2.261% due 02/01/2019		43,700	44,514
5.500% due 01/26/2020		2,100	2,277
5.550% due 04/27/2017		200	203
6.625% due 04/01/2018		6,000	6,346
MUFG Americas Holdings Corp.
1.457% due 02/09/2018		19,100	19,071
MUFG Union Bank N.A.
1.281% due 05/05/2017		51,800	51,849
Murray Street Investment Trust
4.647% due 03/09/2017		6,712	6,751

National City Bank
1.318% due 06/07/2017		7,950	7,954
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	177,700	25,457
2.000% due 10/01/2017		116,900	16,843
Nykredit Realkredit A/S
1.000% due 10/01/2017		553,300	79,243
2.000% due 10/01/2017		275,600	39,706
4.000% due 01/01/2018		49,000	7,229
Pacific Life Global Funding
3.813% due 06/02/2018		$7,450	7,340
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,678
Preferred Term Securities Ltd.
1.543% due 03/24/2034		652	590
QNB Finance Ltd.
3.375% due 02/22/2017		6,000	6,019
RCI Banque S.A.
3.500% due 04/03/2018		300	306
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	175,500	25,222
2.000% due 04/01/2017		1,176,600	167,602
Santander Bank N.A.
1.804% due 01/12/2018		$38,800	38,830
Santander Holdings USA, Inc.
2.380% due 11/24/2017		15,900	16,038
2.700% due 05/24/2019		11,300	11,293
Springleaf Finance Corp.
6.500% due 09/15/2017		7,000	7,192
6.900% due 12/15/2017		21,275	22,239
Sumitomo Mitsui Banking Corp.
1.460% due 01/16/2018		18,500	18,526
1.548% due 10/19/2018		30,000	30,108
Synchrony Financial
2.111% due 02/03/2020		42,500	42,038
2.287% due 11/09/2017		24,500	24,664
TIAA Asset Management Finance Co. LLC
2.950% due 11/01/2019		400	407
UBS AG
1.375% due 08/14/2017		5,400	5,399
1.491% due 06/01/2017		7,200	7,209
1.697% due 03/26/2018		2,500	2,509
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021		51,200	52,818
2.950% due 09/24/2020		300	300
Unibail-Rodamco SE
1.650% due 04/16/2019		54,900	54,686
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,706
Wells Fargo & Co.
1.762% due 07/22/2020		4,600	4,626
2.282% due 03/04/2021		15,350	15,689
Weyerhaeuser Co.
7.375% due 10/01/2019		3,400	3,817

			2,781,464

INDUSTRIALS 11.5%
Actavis Funding SCS
1.850% due 03/01/2017		1,200	1,201
2.033% due 03/12/2018		15,500	15,593
Actavis, Inc.
1.875% due 10/01/2017		12,630	12,656
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		16,700	16,627
Aetna, Inc.
1.601% due 12/08/2017		20,600	20,674
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		19,000	19,105
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018		6,000	6,042
3.750% due 01/15/2022		1,700	1,775
6.500% due 07/15/2018		1,950	2,089
AP Moller - Maersk A/S
2.875% due 09/28/2020		1,600	1,588
BAT International Finance PLC
1.473% due 06/15/2018		57,600	57,623
1.850% due 06/15/2018		2,800	2,801
Becton Dickinson and Co.
1.800% due 12/15/2017		12,133	12,163
2.675% due 12/15/2019		6,011	6,100
Boston Scientific Corp.
2.650% due 10/01/2018		1,500	1,517
2.850% due 05/15/2020		13,600	13,806
3.375% due 05/15/2022		4,100	4,168
5.125% due 01/12/2017		7,500	7,506

Canadian Natural Resources Ltd.
1.750% due 01/15/2018		5,100	5,088
Cardinal Health, Inc.
1.950% due 06/15/2018		3,200	3,208
Charter Communications Operating LLC
3.579% due 07/23/2020		22,900	23,366
4.464% due 07/23/2022		4,300	4,494
ConocoPhillips Co.
1.806% due 05/15/2022		23,500	23,288
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021		645	670
Cox Communications, Inc.
9.375% due 01/15/2019		3,406	3,848
CRH America, Inc.
8.125% due 07/15/2018		600	656
CSX Corp.
7.900% due 05/01/2017		15,500	15,829
CVS Health Corp.
2.800% due 07/20/2020		400	406
Daimler Finance North America LLC
1.303% due 03/10/2017		97,800	97,841
1.354% due 03/02/2018		6,500	6,511
1.650% due 03/02/2018		800	799
2.000% due 08/03/2018		43,500	43,563
2.375% due 08/01/2018		5,125	5,164
Delphi Automotive PLC
3.150% due 11/19/2020		800	813
Diamond Finance Corp.
3.480% due 06/01/2019		53,000	54,120
DISH DBS Corp.
4.625% due 07/15/2017		31,000	31,426
Dominion Gas Holdings LLC
2.500% due 12/15/2019		18,000	18,200
eBay, Inc.
1.350% due 07/15/2017		1,200	1,201
Energy Transfer Partners LP
2.500% due 06/15/2018		3,000	3,012
6.700% due 07/01/2018		14,393	15,294
9.700% due 03/15/2019		1,500	1,722
General Motors Co.
3.500% due 10/02/2018		4,000	4,081
Georgia-Pacific LLC
2.539% due 11/15/2019		37,800	38,139
5.400% due 11/01/2020		1,000	1,100
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,077
Heathrow Funding Ltd.
4.875% due 07/15/2023		300	321
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	25,500	26,641
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		$400	404
Humana, Inc.
7.200% due 06/15/2018		8,800	9,461
Hyundai Capital America
2.125% due 10/02/2017		420	421
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		10,503	10,514
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		922	927
5.000% due 10/01/2021		100	107
9.000% due 02/01/2019		3,825	4,308
Kinder Morgan, Inc.
7.000% due 06/15/2017		16,582	16,968
7.250% due 06/01/2018		7,070	7,536
KLA-Tencor Corp.
2.375% due 11/01/2017		3,000	3,018
3.375% due 11/01/2019		1,100	1,126
Korea National Oil Corp.
3.125% due 04/03/2017		800	803
Kraft Heinz Foods Co.
2.000% due 07/02/2018		2,000	2,001
Merck & Co., Inc.
1.257% due 02/10/2020		15,111	15,197
Motorola Solutions, Inc.
3.500% due 09/01/2021		2,200	2,218
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018		1,800	1,802
1.950% due 09/12/2017		1,200	1,204
2.350% due 03/04/2019		3,475	3,492
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,479	1,543
ONEOK Partners LP
2.000% due 10/01/2017		450	451

Oracle Corp.
1.900% due 09/15/2021	42,700	41,714
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,500	2,626
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,759
QUALCOMM, Inc.
3.000% due 05/20/2022	32,400	32,820
Reynolds American, Inc.
2.300% due 06/12/2018	3,700	3,724
Rohm & Haas Co.
6.000% due 09/15/2017	2,200	2,269
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,677
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	700	708
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	18,500	18,269
SK Telecom Co. Ltd.
2.125% due 05/01/2018	300	300
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	1,900	1,920
Southwestern Energy Co.
5.050% due 01/23/2018	5,200	5,291
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	45,000	45,074
3.192% due 04/27/2018	500	507
Time Warner Cable LLC
5.850% due 05/01/2017	14,382	14,587
6.750% due 07/01/2018	1,300	1,388
8.250% due 04/01/2019	5,921	6,654
8.750% due 02/14/2019	2,413	2,720
UnitedHealth Group, Inc.
1.400% due 12/15/2017	7,600	7,602
1.450% due 07/17/2017	10,400	10,417
1.900% due 07/16/2018	7,300	7,333
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	600	2
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	700	699
1.351% due 11/20/2017	33,300	33,219
2.450% due 11/20/2019	19,500	19,455
VW Credit, Inc.
1.417% due 06/26/2017	50,000	49,528
Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	13,500	13,536
WestRock RKT Co.
4.450% due 03/01/2019	3,155	3,293
Whirlpool Corp.
1.650% due 11/01/2017	9,000	9,014
Woodside Finance Ltd.
3.650% due 03/05/2025	2,600	2,541
4.600% due 05/10/2021	400	421
Wyndham Worldwide Corp.
2.950% due 03/01/2017	700	701

		1,065,181

UTILITIES 4.5%
AT&T, Inc.
1.418% due 03/30/2017	75,400	75,448
1.928% due 06/30/2020	31,200	31,385
3.000% due 06/30/2022	2,500	2,454
British Telecommunications PLC
1.250% due 02/14/2017	500	500
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	999
Consumers Energy Co.
6.700% due 09/15/2019	2,700	3,035
DTE Energy Co.
2.400% due 12/01/2019	14,400	14,474
Exelon Corp.
1.550% due 06/09/2017	5,400	5,391
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,150	7,446
Korea Gas Corp.
2.250% due 07/25/2017	500	501
KT Corp.
1.750% due 04/22/2017	40,800	40,794
2.625% due 04/22/2019	1,100	1,116
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	321
Petrobras Global Finance BV
3.873% due 03/17/2020	100	98

Plains All American Pipeline LP
6.500% due 05/01/2018	1,400	1,480
8.750% due 05/01/2019	5,446	6,201
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,010
Sprint Communications, Inc.
9.125% due 03/01/2017	72,852	73,763
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	986
Verizon Communications, Inc.
1.351% due 06/09/2017	24,271	24,301
2.709% due 09/14/2018	121,719	124,467

		417,170

Total Corporate Bonds & Notes (Cost $4,295,484)		4,263,815

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	400	407
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041	1,100	1,100

		1,507

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.946% due 04/01/2040	3,124	3,108

Total Municipal Bonds & Notes (Cost $4,694)		4,615

U.S. GOVERNMENT AGENCIES 37.9%
Fannie Mae
0.816% due 12/25/2036	1,234	1,210
0.876% due 06/25/2034	288	284
0.956% due 10/27/2037	11,371	11,359
1.000% due 01/25/2043	3,174	2,930
1.006% due 01/25/2037	16	16
1.056% due 03/25/2037 - 12/25/2042	2,482	2,467
1.106% due 03/25/2037 - 03/25/2044	3,554	3,566
1.116% due 03/25/2037	156	157
1.136% due 07/25/2037	2,491	2,505
1.156% due 06/25/2032 - 10/25/2040	325	325
1.206% due 12/25/2040	37	37
1.226% due 07/25/2037 - 12/25/2040	3,551	3,554
1.256% due 08/25/2037 - 05/25/2040	11,192	11,291
1.306% due 09/25/2041	232	233
1.356% due 04/25/2022	1	1
1.406% due 12/25/2037	2,892	2,923
1.426% due 03/25/2038	67	68
1.456% due 10/25/2037	8,612	8,769
1.506% due 03/25/2038 - 01/25/2040	1,911	1,946
1.606% due 02/25/2040	1,634	1,663
1.741% due 07/01/2042 - 07/01/2044	679	693
1.750% due 01/01/2021	4	4
1.791% due 09/01/2041	61	63
1.875% due 07/01/2017	1	1
1.934% due 03/01/2035	257	274
1.941% due 10/01/2030 - 11/01/2039	627	636
1.953% due 07/01/2018	1	1
1.998% due 11/01/2017	1	2
2.311% due 03/01/2035	3,106	3,229
2.316% due 01/01/2035	1,693	1,758
2.500% due 05/25/2028 (a)	21,479	1,652
2.541% due 10/01/2034	808	848
2.592% due 04/01/2034	391	410
2.595% due 11/01/2027	15	16
2.612% due 12/01/2033	124	130
2.623% due 05/01/2035	491	514
2.628% due 06/01/2022	1	1
2.638% due 10/01/2035	1,420	1,502
2.643% due 03/01/2035	387	409
2.649% due 08/01/2029	265	278
2.734% due 11/01/2034	291	306
2.742% due 09/01/2035	93	98
2.758% due 02/01/2028	57	58
2.765% due 07/25/2017 - 05/01/2035	1,889	1,985
2.834% due 07/01/2035	1,533	1,615
2.848% due 01/01/2024	48	49
2.864% due 08/01/2035	1,608	1,709
2.890% due 09/01/2035	2,103	2,215
2.897% due 07/01/2035	1,713	1,799
2.914% due 04/01/2024	19	20

2.988% due 08/01/2035	602	643
3.007% due 06/01/2035	374	393
3.021% due 09/01/2032	518	551
3.089% due 10/01/2024	76	77
3.177% due 06/01/2035	338	359
3.194% due 03/01/2024	82	83
3.412% due 11/01/2035	17	18
4.250% due 05/25/2033	779	809
4.311% due 12/01/2036	53	56
4.405% due 02/01/2028	1	2
4.500% due 08/01/2018 - 12/01/2046	32,422	34,849
4.520% due 01/01/2028	8	9
4.636% due 04/01/2018	12	13
4.714% due 09/01/2034	37	39
5.000% due 12/25/2017 - 08/01/2040	7,851	8,599
5.294% due 10/25/2042 (a)	46,466	8,950
5.394% due 11/25/2042 (a)	64,398	10,936
5.500% due 10/01/2017 - 08/25/2034	25,910	28,755
5.591% due 12/25/2042	1,519	1,660
5.744% due 02/25/2037 (a)	14,185	2,223
5.894% due 01/25/2042 (a)	4,648	879
6.000% due 01/01/2017 - 10/01/2038	5,243	5,824
6.000% due 05/01/2025 - 01/01/2039 (i)	15,507	17,046
6.500% due 07/25/2023 - 03/01/2038	3,899	4,440
6.552% due 01/25/2043	5,019	5,273
7.000% due 04/01/2034	29	34
8.000% due 11/25/2023 - 11/01/2031	647	788
8.500% due 04/01/2025	49	55
8.800% due 01/25/2019	7	8
9.000% due 03/25/2021 - 04/25/2021	43	47
9.500% due 03/25/2020 - 11/01/2025	141	156
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	555,000	550,631
3.500% due 01/01/2047 - 02/01/2047	928,000	949,603
4.000% due 01/01/2047 - 02/01/2047	677,855	711,852
4.500% due 01/01/2047 - 02/01/2047	784,200	842,771
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	15,216	15,347
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	36	36
Freddie Mac
1.016% due 08/25/2031	1,420	1,393
1.034% due 02/15/2037	111	111
1.036% due 09/25/2031	2,373	2,344
1.044% due 02/15/2037	86	86
1.104% due 06/15/2018 - 05/15/2037	57	57
1.154% due 11/15/2030 - 12/15/2031	67	67
1.224% due 05/15/2036	20	21
1.254% due 01/15/2042	68	68
1.358% due 11/25/2019 (a)	182,464	6,384
1.554% due 12/15/2039	20	20
1.559% due 01/15/2038	5,639	5,746
1.654% due 10/15/2020	5	5
1.704% due 03/15/2021	5	5
1.941% due 07/25/2044	414	414
2.000% due 11/15/2026	78,402	78,645
2.606% due 10/01/2027	12	12
2.631% due 02/01/2020	3	3
2.695% due 04/01/2035	1,144	1,203
2.740% due 10/01/2023 - 11/01/2023	27	27
2.750% due 11/01/2022 - 03/01/2035	1,440	1,507
2.791% due 12/01/2022	13	14
2.807% due 06/01/2024	11	12
2.850% due 03/01/2035 - 04/01/2035	1,189	1,256
2.863% due 03/01/2035	451	478
2.876% due 04/01/2035	106	106
2.897% due 07/01/2027	32	33
2.911% due 09/01/2023	4	4
2.917% due 10/01/2035	1,863	1,981
2.966% due 07/01/2035	20	22
2.985% due 01/01/2024	11	11
3.000% due 02/01/2023 - 03/15/2041	9,385	9,759
3.000% due 03/15/2027 - 05/15/2027 (a)	37,979	3,420
3.034% due 05/01/2037	67	71
3.052% due 08/15/2032	84	89
3.205% due 02/01/2037	59	63
3.298% due 04/01/2035	681	717
3.336% due 05/15/2040 (a)	14,295	14,203
4.000% due 01/15/2024 (a)	320	29
5.000% due 01/01/2026 - 07/01/2041	518	570
5.246% due 08/15/2043 (a)	78,706	16,737
5.500% due 12/01/2017 - 07/15/2034	914	1,005
5.766% due 07/15/2036 (a)	2,793	431
6.000% due 12/15/2028 - 07/15/2029	60	66
6.446% due 08/15/2036 (a)	8,044	1,303
6.500% due 02/01/2022 - 07/25/2043	15,939	18,233

7.000% due 01/01/2030 - 04/01/2032	18	19
7.500% due 07/15/2030	107	124
8.000% due 04/15/2021 - 12/01/2024	47	48
8.500% due 06/01/2022 - 11/01/2025	153	170
8.554% due 08/15/2044	25,680	29,283
9.000% due 12/15/2020 - 08/01/2022	30	32
9.500% due 09/01/2018 - 09/01/2021	11	13
10.000% due 07/15/2019 - 05/15/2020	2	2
Ginnie Mae
1.257% due 12/16/2025	34	35
1.750% due 02/20/2041	4,768	4,786
2.000% due 03/20/2017 - 02/20/2032	3,695	3,820
2.125% due 05/20/2022 - 07/20/2034	1,852	1,910
2.500% due 11/20/2026	4	4
4.000% due 03/20/2019	3	3
Vendee Mortgage Trust
6.500% due 05/15/2029	13,193	14,769

Total U.S. Government Agencies (Cost $3,490,173)		3,505,142

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (i)	1,045,252	1,055,009
0.125% due 04/15/2019	143,491	145,316
0.125% due 04/15/2021 (k)	27,027	27,197
0.625% due 07/15/2021 (i)(k)	126,544	130,660
0.750% due 02/15/2042	23,320	22,113
1.000% due 02/15/2046	2,958	2,973
1.250% due 07/15/2020 (k)	21,613	22,835
1.375% due 02/15/2044	39,101	42,724
2.375% due 01/15/2025	726	834
U.S. Treasury Notes
0.750% due 10/31/2017 (k)	3,730	3,727

Total U.S. Treasury Obligations (Cost $1,466,425)		1,453,388

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	2,541	2,575
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	292	296
American Home Mortgage Assets Trust
0.966% due 10/25/2046	14,144	9,489
1.296% due 11/25/2035	1,785	1,576
American Home Mortgage Investment Trust
1.336% due 02/25/2045	1,684	1,662
3.293% due 02/25/2045	28,284	28,641
BAMLL Commercial Mortgage Securities Trust
2.054% due 12/15/2029	1,500	1,506
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	9,057	9,265
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049	1,448	1,457
5.587% due 04/10/2049	21,125	21,225
Banc of America Funding Trust
0.979% due 05/20/2035	3,122	2,921
1.036% due 07/25/2037	11,373	9,769
3.027% due 05/25/2035	410	420
3.061% due 02/20/2036	1,677	1,664
5.500% due 09/25/2035	1,433	1,479
Banc of America Mortgage Trust
2.961% due 02/25/2035	333	330
3.242% due 09/25/2035 ^	6,093	5,881
3.390% due 05/25/2033	61	62
6.500% due 10/25/2031	599	627
Banc of America Re-REMIC Trust
5.743% due 02/17/2051	141	142
Barclays Commercial Mortgage Securities Trust
1.814% due 02/15/2028	1,544	1,542
1.854% due 05/15/2032	1,626	1,627
BCAP LLC Trust
0.744% due 03/26/2037	787	784
1.084% due 05/26/2035	1,616	1,529
1.381% due 11/26/2046	3,909	3,769
BCRR Trust
5.858% due 07/17/2040	1,450	1,452
6.500% due 07/17/2040	25	25
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 11/25/2030	18	18
2.753% due 02/25/2033	66	66
2.819% due 04/25/2033	1,434	1,437
2.820% due 08/25/2035	189	188
2.907% due 08/25/2033	1,028	1,020
2.920% due 03/25/2035	649	654
3.101% due 03/25/2035	129	123

3.109% due 02/25/2033		249	238
3.113% due 08/25/2035		25,575	21,941
3.128% due 03/25/2035		322	325
3.205% due 08/25/2033		264	259
3.258% due 01/25/2035		1,166	1,137
3.291% due 08/25/2035 ^		3,990	3,648
3.343% due 10/25/2036 ^		1,478	1,266
3.526% due 01/25/2034		20	21
3.588% due 01/25/2035		5	5
Bear Stearns ALT-A Trust
2.862% due 04/25/2035		9,353	9,036
2.993% due 05/25/2035		1,091	1,058
3.149% due 09/25/2035		3,114	2,684
3.286% due 09/25/2034		691	679
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		333	333
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		6,751	5,321
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.036% due 01/25/2035		1,085	980
Citigroup Commercial Mortgage Trust
5.733% due 06/14/2050		127	127
6.136% due 12/10/2049		6,898	7,036
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		54	56
2.874% due 03/25/2034		924	916
3.034% due 03/25/2036 ^		8,878	8,498
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		65,517	65,477
Claris Finance SRL
0.834% due 12/28/2061	EUR	1,029	1,091
Commercial Mortgage Trust
1.906% due 01/10/2046		$300	301
Countrywide Alternative Loan Trust
0.936% due 05/25/2047		4,990	4,252
1.036% due 02/25/2037		6,319	5,203
1.156% due 06/25/2036 ^		769	435
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		1,736	1,618
3.306% due 02/20/2036 ^		11,170	9,908
5.000% due 08/25/2019		167	169
Credit Suisse Commercial Mortgage Trust
0.782% due 02/27/2036		5,009	4,895
6.062% due 02/15/2041		10,263	10,472
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		592	552
2.822% due 04/25/2034		5,091	5,059
3.075% due 10/25/2033		108	107
4.958% due 06/25/2032		51	50
Credit Suisse Mortgage Capital Certificates
3.024% due 09/26/2047		4,154	4,150
3.158% due 02/26/2036		2,839	2,757
3.244% due 05/26/2036		1,573	1,587
3.284% due 08/28/2036		1,913	1,881
5.695% due 09/15/2040		525	527
DLJ Acceptance Trust
11.000% due 08/01/2019		6	6
EMF-NL BV
0.689% due 07/17/2041	EUR	7,300	6,411
EMF-NL Prime BV
0.539% due 04/17/2041		3,000	1,875
Eurosail PLC
0.536% due 12/10/2044	GBP	703	848
0.537% due 03/13/2045		1,787	2,134
1.077% due 09/13/2045		6,375	7,801
1.327% due 06/13/2045		8,000	9,465
First Horizon Alternative Mortgage Securities Trust
2.757% due 09/25/2034		$332	324
2.822% due 09/25/2035 ^		817	727
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,440	2,518
First Horizon Mortgage Pass-Through Trust
2.817% due 02/25/2035		285	284
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		53,396	53,571
5.543% due 12/10/2049		142	142
General Motors Acceptance Corp.
7.430% due 12/01/2021		6	5
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	1,310	1,338
1.123% due 06/18/2039		$13,270	12,671
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	26,677
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)		14,025	1,121
5.793% due 08/10/2045		83	84
GSR Mortgage Loan Trust

3.010% due 09/25/2035		1,207	1,253
3.070% due 09/25/2035		17,192	17,835
3.077% due 09/25/2035		159	160
3.416% due 07/25/2035		1,329	1,199
6.000% due 03/25/2032		63	64
HarborView Mortgage Loan Trust
3.107% due 07/19/2035		4,616	4,077
IndyMac Mortgage Loan Trust
0.966% due 05/25/2046		2,671	2,213
Infinity Classico
0.011% due 02/15/2024	EUR	3,476	3,632
JPMorgan Chase Commercial Mortgage Securities Trust
1.663% due 05/15/2045 (a)		$36,441	2,322
5.420% due 01/15/2049		2,095	2,096
5.753% due 06/15/2049		15,495	15,590
5.794% due 02/12/2051		5,688	5,776
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051		30,869	30,997
JPMorgan Mortgage Trust
2.987% due 04/25/2037 ^		820	648
3.162% due 08/25/2035 ^		6,215	5,957
3.182% due 07/25/2035		384	384
LB Commercial Mortgage Trust
5.873% due 07/15/2044		828	837
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,123	1,125
5.866% due 09/15/2045		5,000	5,124
MASTR Adjustable Rate Mortgages Trust
3.043% due 11/21/2034		298	305
MASTR Alternative Loan Trust
4.500% due 11/25/2018		476	475
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,309	1,372
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		475	449
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		6,908	6,924
Morgan Stanley Mortgage Loan Trust
1.016% due 04/25/2035		8,739	8,162
1.026% due 11/25/2035		311	311
1.076% due 01/25/2035		1,045	971
2.983% due 08/25/2034		522	495
5.500% due 11/25/2035		3,162	3,266
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		152	153
5.793% due 08/15/2045		8,604	8,626
MortgageIT Trust
1.396% due 02/25/2035		1,189	1,152
Newgate Funding PLC
0.284% due 12/15/2050	EUR	2,024	2,048
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.036% due 12/25/2035		$7,042	6,445
Opteum Mortgage Acceptance Corp. Pass-through Trust
1.166% due 11/25/2035		15,070	14,967
Prime Mortgage Trust
1.156% due 02/25/2034		842	799
Resecuritization Mortgage Trust
1.006% due 04/26/2021		4	4
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		113	104
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		3,927	3,923
5.695% due 09/16/2040		52	52
Structured Adjustable Rate Mortgage Loan Trust
3.093% due 02/25/2034		85	85
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		152	114
1.036% due 02/25/2036 ^		3,152	2,668
1.396% due 09/19/2032		1,660	1,620
8.914% due 06/25/2029		123	125
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.056% due 02/25/2034		125	126
3.149% due 06/25/2033		162	158
5.250% due 09/25/2034		1,303	1,309
8.042% due 01/25/2032		53	52
Suntrust Adjustable Rate Mortgage Loan Trust
3.234% due 01/25/2037 ^		2,960	2,766
Thornburg Mortgage Securities Trust
2.656% due 10/25/2045		12,453	11,546
2.798% due 12/25/2045 ^		8,386	8,027
Wachovia Bank Commercial Mortgage Trust
0.882% due 06/15/2049		1,300	1,291
5.509% due 04/15/2047		4,190	4,198
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045		1,676	1,576

1.026% due 12/25/2045		5,017	4,748
1.046% due 10/25/2045		121	116
1.297% due 01/25/2047		4,214	3,821
1.496% due 11/25/2034		5,408	4,872
1.567% due 08/25/2046		101	87
1.767% due 11/25/2042		690	643
1.848% due 01/25/2047		2,826	2,652
1.933% due 08/25/2042		901	863
1.967% due 06/25/2042		1,108	1,072
2.645% due 01/25/2036		380	371
6.000% due 06/25/2034		1,470	1,614
Washington Mutual Mortgage Pass-Through Certificates Trust
2.746% due 02/25/2033		101	99
2.861% due 02/25/2033		73	73
Wells Fargo Commercial Mortgage Trust
2.018% due 10/15/2045 (a)		109,745	7,737
Wells Fargo Mortgage-Backed Securities Trust
2.807% due 02/25/2035		473	480
2.876% due 03/25/2035		292	295
3.000% due 12/25/2033		479	483
3.001% due 12/25/2034		15,488	15,671
3.003% due 03/25/2036		6,921	6,922
3.003% due 03/25/2036 ^		976	954
3.013% due 06/25/2035		26,658	27,379
3.014% due 01/25/2035		1,530	1,523
3.049% due 06/25/2034		11,349	11,490
3.080% due 07/25/2036 ^		6,389	6,297
3.083% due 04/25/2036 ^		1,174	1,158
3.087% due 04/25/2036		213	209
Wells Fargo-RBS Commercial Mortgage Trust
1.367% due 03/15/2044 (a)		134,402	5,769

Total Non-Agency Mortgage-Backed Securities (Cost $744,558)			734,629

ASSET-BACKED SECURITIES 7.8%
Academic Loan Funding Trust
1.556% due 12/27/2022		476	477
Accredited Mortgage Loan Trust
0.886% due 02/25/2037		3,282	3,187
1.456% due 04/25/2035		2,944	2,932
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.206% due 10/25/2035		6,600	6,289
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.216% due 07/25/2035		6,900	6,772
1.256% due 09/25/2035		7,300	7,072
2.106% due 02/25/2033		1,719	1,647
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		744	708
Asset-Backed Funding Certificates Trust
0.976% due 05/25/2037		975	955
Asset-Backed Securities Corp. Home Equity Loan Trust
0.986% due 05/25/2037		22,176	15,782
1.224% due 06/15/2031		4	4
AVANT Loans Funding Trust
3.920% due 08/15/2019		7,281	7,317
Bear Stearns Asset-Backed Securities Trust
1.506% due 06/25/2035		1,778	1,772
1.756% due 10/25/2037		12,564	11,844
1.756% due 11/25/2042		448	420
2.556% due 03/25/2043		3,065	2,909
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	7,120	7,491
Capital Auto Receivables Asset Trust
1.439% due 11/20/2018		$20,172	20,212
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		19,555	19,580
Carlyle High Yield Partners Ltd.
1.103% due 04/19/2022		4,992	4,992
Cavalry CLO Ltd.
2.250% due 01/16/2024		56,128	56,175
Centex Home Equity Loan Trust
1.376% due 09/25/2034		2,453	2,258
CIFC Funding Ltd.
2.292% due 12/05/2024		19,000	19,022
Countrywide Asset-Backed Certificates
0.924% due 04/25/2036		5,046	4,913
1.506% due 03/25/2034		3,512	3,409
Countrywide Asset-Backed Certificates Trust
1.204% due 08/25/2035		3,324	3,299
1.476% due 07/25/2034		3,775	3,593
Credit Suisse First Boston Mortgage Securities Corp.
1.456% due 07/25/2032		12	10
Drug Royalty LP
3.730% due 07/15/2023		178	180

Duane Street CLO Ltd.
1.132% due 11/14/2021		856	854
Eagle Ltd.
2.570% due 12/15/2039		7,500	7,453
Educational Services of America, Inc.
1.906% due 09/25/2040		16,825	16,719
EFS Volunteer LLC
1.732% due 10/26/2026		46	46
EquiFirst Mortgage Loan Trust
1.236% due 01/25/2034		436	407
First Franklin Mortgage Loan Asset-Backed Certificates
1.581% due 05/25/2034		3,081	2,896
First Franklin Mortgage Loan Trust
1.431% due 06/25/2036		1,873	1,823
1.476% due 05/25/2035		2,606	2,573
First NLC Trust
1.461% due 12/25/2035		5,048	4,792
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		525	525
Fremont Home Loan Trust
0.816% due 01/25/2037		253	133
1.236% due 07/25/2035		1,594	1,599
GM Financial Automobile Leasing Trust
1.280% due 10/22/2018		25,281	25,278
GSAMP Trust
0.826% due 12/25/2036		2,043	1,100
1.436% due 11/25/2034		282	275
1.626% due 11/25/2034		3,302	3,081
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		21,899	21,965
Home Equity Asset Trust
1.036% due 08/25/2036		21,100	18,702
HSBC Home Equity Loan Trust USA
1.042% due 03/20/2036		11,000	10,627
HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036		48	27
JPMorgan Mortgage Acquisition Corp.
0.936% due 02/25/2036		5,687	5,637
Jubilee CDO BV
0.049% due 08/21/2021	EUR	1,253	1,319
KVK CLO Ltd.
2.332% due 02/10/2025		$31,329	31,355
LCM LP
2.138% due 10/19/2022		34,400	34,394
Long Beach Mortgage Loan Trust
1.581% due 06/25/2035		1,069	1,064
Malin CLO BV
0.015% due 05/07/2023	EUR	11,000	11,504
0.471% due 05/07/2023		10,742	11,311
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		$5,184	5,133
Merrill Lynch Mortgage Investors Trust
1.066% due 08/25/2036		5,000	4,881
1.066% due 12/25/2036		2,000	1,943
Mid-State Trust
4.864% due 07/15/2038		285	304
Morgan Stanley ABS Capital, Inc. Trust
1.461% due 12/25/2034		813	711
Morgan Stanley IXIS Real Estate Capital Trust
0.806% due 11/25/2036		19	9
Navient Private Education Loan Trust
1.904% due 12/15/2028		14,900	15,057
New Century Home Equity Loan Trust
1.086% due 02/25/2036		14,412	14,142
1.476% due 03/25/2035		2,601	2,230
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.246% due 05/25/2035		4,115	3,949
NovaStar Mortgage Funding Trust
1.126% due 01/25/2036		735	734
NYMT Residential
4.000% due 03/25/2021		3,375	3,357
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	1,001
Option One Mortgage Loan Trust
1.246% due 08/25/2035		2,800	2,471
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		112	111
Panther CDO BV
0.067% due 03/20/2084	EUR	3,138	3,297
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.056% due 08/25/2035		$414	415
1.596% due 01/25/2036		2,100	2,078
RAAC Trust
1.236% due 03/25/2037		5,596	5,463
1.456% due 03/25/2034		471	449

Renaissance Home Equity Loan Trust
1.376% due 03/25/2034		1,955	1,917
1.456% due 08/25/2032		40	36
Residential Asset Securities Corp. Trust
1.206% due 09/25/2035		4,811	4,723
1.216% due 06/25/2031		40	38
1.409% due 07/25/2034		2,326	2,140
1.551% due 01/25/2035		929	888
Saxon Asset Securities Trust
1.076% due 09/25/2047		7,400	7,176
1.379% due 03/25/2035 ^		3,425	3,167
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		3,614	1,218
0.886% due 05/25/2037 ^		756	587
SLC Private Student Loan Trust
1.050% due 07/15/2036		211	210
SLC Student Loan Trust
1.063% due 09/15/2026		30,487	30,226
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024		2,393	2,385
1.153% due 12/15/2023		3,145	3,121
SLM Private Education Loan Trust
1.304% due 08/15/2022		535	535
1.454% due 10/16/2023		705	705
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	473	485
0.035% due 12/15/2023		723	744
0.234% due 12/15/2033		631	608
0.972% due 10/25/2024		$22,042	21,938
2.163% due 12/15/2033		505	490
2.382% due 04/25/2023		4,897	4,908
Soundview Home Loan Trust
0.816% due 11/25/2036		1,522	627
South Carolina Student Loan Corp.
1.681% due 03/02/2020		335	335
1.931% due 09/03/2024		3,500	3,469
Stone Tower CLO Ltd.
1.110% due 04/17/2021		35	35
Structured Asset Investment Loan Trust
1.446% due 06/25/2035		2,450	2,415
1.461% due 03/25/2034		6,360	5,910
1.476% due 02/25/2035		6,018	5,836
1.656% due 09/25/2034		983	952
1.731% due 10/25/2033		6,889	6,781
Structured Asset Securities Corp.
1.416% due 02/25/2035		857	785
Structured Asset Securities Corp. Mortgage Loan Trust
1.206% due 11/25/2035		5,000	4,693
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		9	9
Tralee CLO Ltd.
1.803% due 07/20/2026		14,000	13,981
Venture CDO Ltd.
1.102% due 07/22/2021		1,474	1,463
1.111% due 01/20/2022		19,585	19,467
Voya CLO Ltd.
2.180% due 10/15/2022		31,100	31,120
2.200% due 10/15/2022		34,800	34,842
Wells Fargo Home Equity Asset-Backed Securities Trust
1.296% due 04/25/2035		2,900	2,855

Total Asset-Backed Securities (Cost $705,913)			724,235

SOVEREIGN ISSUES 7.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,100	3,418
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (d)	BRL	1,258,600	374,888
0.000% due 10/01/2017 (d)		770,500	217,604
0.000% due 01/01/2018 (d)		139,900	38,574
Export-Import Bank of Korea
1.631% due 01/17/2017		$42,000	42,005
Korea Development Bank
1.507% due 01/23/2017		10,768	10,768
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018		1,000	1,011
Korea Housing Finance Corp.
1.625% due 09/15/2018		1,200	1,193

Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	999

Total Sovereign Issues (Cost $687,123)			690,460

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.257% due 10/30/2040		195,000	5,035
Navient Corp.
3.464% due 03/15/2017		4,100	103

Total Preferred Securities (Cost $5,530)			5,138

	UNITS
EQUITY-LINKED SECURITIES 0.0%
FINANCIALS 0.0%
Motors Liquidation Co. (b)		428,000	0

Total Equity-Linked Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.7%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.696% due 12/06/2017		$25,100	25,120
1.751% due 09/08/2017		20,000	20,032
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		22,500	22,542
Sumitomo Mitsui Trust Bank Ltd.
1.723% due 09/18/2017		44,200	44,286

			111,980

COMMERCIAL PAPER 0.4%
Energy Transfer Partners LP
1.624% due 01/12/2017		13,900	13,894
Entergy Corp.
1.261% due 01/09/2017		15,000	14,996
Enterprise Products Operating LLC
1.088% due 01/23/2017		7,200	7,196

			36,086

REPURCHASE AGREEMENTS (h) 0.1%			5,119

SHORT-TERM NOTES 0.7%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		36,700	36,909
2.738% due 10/05/2017		24,800	25,037

			61,946

JAPAN TREASURY BILLS 9.2%
(0.355)% due 02/06/2017 - 04/06/2017 (c)(d)	JPY	99,660,000	853,243

U.S. TREASURY BILLS 1.1%
0.463% due 01/12/2017 - 03/09/2017 (c)(d)(k)(m)	$97,743	97,705

Total Short-Term Instruments (Cost $1,202,876)		1,166,079

Total Investments in Securities (Cost $12,604,085)		12,548,818

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III	33,547,112	331,613

Total Short-Term Instruments (Cost $331,620)		331,613

Total Investments in Affiliates (Cost $331,620)		331,613

Total Investments 139.3% (Cost $12,935,705)		$12,880,431
Financial Derivative Instruments (j)(l) 0.8% (Cost or Premiums, net $(1,885))		77,072
Other Assets and Liabilities, net (40.1)%		(3,712,404)

Net Assets 100.0%		$9,245,099

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,967	0.32%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$5,119	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(5,223)	$5,119	$5,119

Total Repurchase Agreements						$(5,223)	$5,119	$5,119

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.850%	12/12/2016	01/31/2017	$(55,500)	$(55,529)
BSN	0.810	11/01/2016	01/03/2017	(54,098)	(54,175)
	0.820	11/07/2016	01/09/2017	(8,936)	(8,947)
IND	0.830	11/14/2016	01/17/2017	(105,125)	(105,246)
NOM	0.850	10/13/2016	01/18/2017	(17,838)	(17,873)
RDR	0.830	10/20/2016	01/20/2017	(194,944)	(195,281)
	0.830	10/31/2016	01/20/2017	(10,525)	(10,541)
	0.900	11/03/2016	01/04/2017	(47,306)	(47,378)

Total Reverse Repurchase Agreements					$(494,970)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,186,361) at a weighted average interest rate of 0.713%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.500%	02/01/2047	$8,600	$(9,548)	$(9,547)
Freddie Mac, TBA	5.000	01/01/2047	1,000	(1,091)	(1,089)

Total Short Sales				$(10,639)	$(10,636)

(i)	Securities with an aggregate market value of $494,485 and cash of $1,220 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2018	1,969	$(27)	$123	$0
90-Day Eurodollar March Futures	Long	03/2019	2,986	861	224	0
90-Day Eurodollar September Futures	Long	09/2018	7,184	108	449	0
Euro-Bund 10-Year Bond March Futures	Short	03/2017	21	(55)	10	(12)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	6,828	(1,247)	427	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	8,120	(2,923)	1,332	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	446	(1,077)	0	(334)

Total Futures Contracts				$(4,360)	$2,565	$(346)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.163%		$10,000	$(99)	$8	$0	$(1)
BP Capital Markets America, Inc.	1.000	12/20/2019	0.452	EUR	26,400	467	79	6	0
BP Capital Markets America, Inc.	1.000	12/20/2021	0.813		42,700	433	204	8	0
Kinder Morgan, Inc.	1.000	12/20/2021	1.316		$100	(2)	2	0	0
MetLife, Inc.	1.000	03/20/2019	0.382		34,100	477	74	0	(8)
Prudential Financial, Inc.	1.000	09/20/2019	0.418		79,000	1,264	161	0	(23)
Volkswagen International Finance NV	1.000	12/20/2018	0.459	EUR	8,700	102	16	2	0

						$2,642	$544	$16	$(32)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$531,600	$(5,243)	$5,625	$0	$(200)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	1,458,100	(9,763)	(14,123)	0	(958)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021	345,400	5,986	6,607	0	(261)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	132,300	2,943	904	0	(148)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	130,900	563	1,101	0	(415)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	43,430	2,296	3,527	0	(144)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	4,300	359	(17)	0	(15)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	34,975	(941)	432	0	(298)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	20,400	366	1,714	0	(181)

					$(3,434)	$5,770	$0	$(2,620)

Total Swap Agreements					$(792)	$6,314	$16	$(2,652)

*	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $147,260 and cash of $8,852 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

AZD	01/2017	KRW	9,663,030		$8,259	$255	$0
	01/2017		$10,593	KRW	12,436,182	0	(292)
	02/2017	JPY	29,100		$247	0	(2)
BOA	01/2017	BRL	15,519		4,724	0	(44)
	01/2017	TWD	879,609		27,561	304	0
	01/2017		$4,762	BRL	15,519	6	0
	01/2017		21,522	KRW	25,303,415	0	(563)
	02/2017	EUR	96,179		$105,856	4,409	0
	02/2017	MXN	368,482		19,204	1,526	0
	02/2017	RUB	8,426		135	0	(1)
	02/2017		$4,683	BRL	15,519	46	0
	02/2017		22,103	MXN	424,791	0	(1,724)
	03/2017	TWD	294,763		$9,262	167	0
	04/2017	DKK	1,112,872		169,653	11,284	0
BPS	01/2017	BRL	485,138		148,856	0	(201)
	01/2017		$142,613	BRL	485,138	6,445	0
	01/2017		31,892	GBP	25,603	0	(336)
	02/2017	JPY	2,807,700		$26,038	1,954	0
	02/2017		$7,300	CHF	7,342	0	(71)
	02/2017		949	MXN	17,949	0	(88)
	03/2017	TWD	206,204		$6,527	162	0
	10/2017	BRL	529,600		145,465	0	(6,491)
BRC	02/2017	JPY	490,000		4,519	316	0
	03/2017		2,650,000		22,610	0	(157)
CBK	01/2017	BRL	2,411		726	0	(15)
	01/2017	DKK	230,235		33,809	1,209	0
	01/2017	GBP	22,191		27,999	649	0
	01/2017	KRW	15,199,245		13,283	693	0
	01/2017		$740	BRL	2,412	1	0
	01/2017		162,783	KRW	196,000,981	94	(525)
	02/2017	JPY	33,060,000		$312,535	29,081	0
	02/2017		$103,238	EUR	97,260	0	(650)
	02/2017		61,238	MXN	1,177,665	9	(4,748)
	03/2017	JPY	29,000,000		$253,665	4,819	(193)
	03/2017	KRW	185,128,926		153,240	0	(72)
	03/2017	TWD	545,067		17,044	225	0
DUB	01/2017	BRL	100		31	0	0
	01/2017	KRW	14,271,126		12,308	487	0
	01/2017	SGD	13,252		9,178	28	0
	01/2017		$29	BRL	100	2	0
	01/2017		88	KRW	103,844	0	(2)
	02/2017	MXN	790,465		$41,203	3,280	0
	03/2017	TWD	32		1	0	0
	04/2017	BRL	282,700		83,237	0	(1,504)
	01/2018		100		26	0	(2)
FBF	01/2017	KRW	34,631,797		29,696	1,010	0
	01/2017		$2,788	MYR	12,147	0	(81)
	03/2017	TWD	2,235,815		$70,938	1,921	0
GLM	01/2017	GBP	159,563		199,032	2,372	0
	01/2017	KRW	19,360,403		16,498	461	0
	01/2017		$26,047	GBP	20,903	0	(284)
	01/2017		19,020	KRW	21,607,196	0	(1,122)
	01/2017		364	PHP	17,690	0	(8)
	02/2017	CAD	267		$197	0	(2)
	02/2017	EUR	89,563		95,718	1,249	0
	02/2017	JPY	314,100		3,048	355	0
	02/2017	MXN	184,241		9,583	744	0
	02/2017		$35,400	MXN	729,037	0	(424)
HUS	01/2017	AUD	25,314		$18,845	578	0
	01/2017	KRW	33,794,148		28,882	891	0
	01/2017	SGD	8,449		6,059	225	0
	01/2017		$19,084	DKK	126,895	0	(1,117)
	01/2017		987	INR	66,682	0	(6)
	01/2017		31,109	KRW	36,359,888	0	(991)
	02/2017	CNH	2,204		$324	12	0
	03/2017	TWD	118,624		3,735	73	0
	10/2017	DKK	1,271,260		194,680	11,884	0
JPM	01/2017	KRW	294,937,725		261,052	16,749	0
	01/2017	SGD	66,666		46,664	634	0
	01/2017		$61,582	GBP	49,233	0	(903)
	01/2017		138,469	KRW	161,736,774	0	(4,501)
	01/2017		5,625	SGD	8,017	0	(89)
	01/2017		1,586	THB	57,166	10	0
	02/2017	CHF	6,748		$6,653	8	0
	02/2017	DKK	99,645		14,151	19	0
	02/2017	RUB	12,834		194	0	(13)
	02/2017		$1,589	CHF	1,558	0	(55)
	02/2017		1,092	EUR	1,024	0	(12)
	02/2017		47,270	JPY	5,360,300	0	(1,310)
	02/2017		13,509	MXN	281,775	9	0
	03/2017	JPY	23,370,000		$205,848	5,231	0
	03/2017	THB	57,166		1,584	0	(12)
	03/2017	TWD	1,804,769		56,552	843	0
	04/2017	BRL	463,400		136,054	0	(2,853)
	04/2017	JPY	1,310,000		11,167	0	(95)
	10/2017	BRL	240,900		68,132	0	(989)
	10/2017	DKK	135,690		20,797	1,286	0
	01/2018	BRL	139,800		38,343	0	(1,107)
MSB	01/2017		147,307		44,318	0	(942)
	01/2017	KRW	18,267,084		15,565	434	0
	01/2017		$45,199	BRL	147,307	61	0
	03/2017	TWD	380,663		$11,892	146	0
NGF	01/2017	KRW	19,356,948		16,575	541	0
	03/2017	TWD	303,866		9,691	311	0
	04/2017	BRL	200		59	0	(1)
SCX	01/2017	KRW	11,427,067		9,790	325	0
	01/2017	MYR	52,410		12,490	810	0
	01/2017	PHP	17,690		353	0	(3)
	01/2017		$10,878	KRW	12,809,824	0	(267)
	01/2017		1,390	MYR	6,085	0	(34)
	01/2017		27,561	TWD	879,196	0	(317)
	03/2017	TWD	1,923,478		$60,329	966	0
	03/2017		$350	PHP	17,690	3	0
	04/2017	BRL	173,800		$49,609	0	(2,489)
SOG	01/2017		$98,385	GBP	79,802	0	(29)
	01/2017		301	KRW	353,824	0	(8)
	02/2017	GBP	79,802		$98,452	27	0
	03/2017	TWD	213,948		6,689	87	0
TOR	01/2017	BRL	320,000		93,216	0	(5,104)
	01/2017		$98,187	BRL	320,000	133	0
	03/2017	SGD	39,847		$27,508	3	0
	04/2017	BRL	338,500		99,436	0	(2,031)
UAG	01/2017	THB	57,166		1,621	25	0
	01/2017		$16,932	AUD	22,705	0	(548)
	01/2017		7,675	GBP	6,213	0	(17)
	01/2017		3,670	KRW	4,196,645	0	(194)
	01/2017		7,626	MYR	34,088	0	(29)
	02/2017	JPY	6,530,000		$60,253	4,234	0
	04/2017	DKK	87,260		13,259	841	0
	04/2017	JPY	1,120,000		9,543	0	(85)

Total Forward Foreign Currency Contracts						$122,962	$(45,753)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.700	02/23/2017	$19,600	$(269)	$(46)
GLM	Call - OTC USD versus RUB	RUB	67.450	01/16/2017	67,400	(738)	(18)
JPM	Call - OTC USD versus BRL	BRL	3.700	01/18/2017	17,700	(190)	(2)

						$(1,197)	$(66)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.754	01/11/2017	$179,200	$(686)	$(213)

Total Written Options					$(1,883)	$(279)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Credit Suisse Group Finance	1.000%	12/20/2017	0.582%	EUR	14,600	$23	$46	$69	$0
BRC	Mexico Government International Bond	1.000	03/20/2018	0.579		$15,000	(7)	90	83	0
CBK	Brazil Government International Bond	1.000	03/20/2017	0.621		16,500	(23)	43	20	0
	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	5,100	10	5	15	0
	Mexico Government International Bond	1.000	12/20/2018	0.708		$18,900	(8)	123	115	0
DUB	Brazil Government International Bond	1.000	03/20/2017	0.621		20,600	(27)	52	25	0
JPM	PSEG Power LLC	1.000	12/20/2018	0.787		24,200	56	54	110	0
MYC	Mexico Government International Bond	1.000	12/20/2018	0.708		8,600	(8)	60	52	0

							$16	$473	$489	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$4,437	$0	$24	$24	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	9,548	0	51	51	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	2,569	(18)	13	0	(5)

					$(18)	$88	$75	$(5)

Total Swap Agreements					$(2)	$561	$564	$(5)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $8,734 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,317	$0	$1,317
Corporate Bonds & Notes
Banking & Finance	0	2,751,497	29,967	2,781,464
Industrials	0	1,063,638	1,543	1,065,181
Utilities	0	417,170	0	417,170
Municipal Bonds & Notes
California	0	1,507	0	1,507
Texas	0	3,108	0	3,108
U.S. Government Agencies	0	3,505,106	36	3,505,142
U.S. Treasury Obligations	0	1,453,388	0	1,453,388
Non-Agency Mortgage-Backed Securities	0	734,624	5	734,629
Asset-Backed Securities	0	716,782	7,453	724,235
Sovereign Issues	0	690,460	0	690,460
Preferred Securities
Banking & Finance	5,138	0	0	5,138
Short-Term Instruments
Certificates of Deposit	0	111,980	0	111,980
Commercial Paper	0	36,086	0	36,086
Repurchase Agreements	0	5,119	0	5,119
Short-Term Notes	0	61,946	0	61,946
Japan Treasury Bills	0	853,243	0	853,243
U.S. Treasury Bills	0	97,705	0	97,705
	$5,138	$12,504,676	$39,004	$12,548,818

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$331,613	$0	$0	$331,613

Total Investments	$336,751	$12,504,676	$39,004	$12,880,431

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,636)	$0	$(10,636)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,565	16	0	2,581
Over the counter	0	123,526	0	123,526
	$2,565	$123,542	$0	$126,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(346)	(2,652)	0	(2,998)
Over the counter	0	(46,037)	0	(46,037)

	$(346)	$(48,689)	$0	$(49,035)

Total Financial Derivative Instruments	$2,219	$74,853	$0	$77,072

Totals	$338,970	$12,568,893	$39,004	$12,946,867

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.2%
CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 12.2%
AvalonBay Communities, Inc.
3.625% due 10/01/2020	$1,000	$1,038
Bank of America Corp.
1.723% due 09/15/2026	400	359
2.298% due 04/19/2021	200	206
2.650% due 04/01/2019	4,700	4,750
BB&T Corp.
1.595% due 01/15/2020	1,100	1,104
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	207
Citizens Bank N.A.
2.500% due 03/14/2019	800	806
Goldman Sachs Group, Inc.
2.006% due 11/15/2018	1,000	1,010
2.042% due 04/23/2020	4,000	4,040
2.163% due 09/15/2020	700	707
2.242% due 04/23/2021	600	608
HSBC USA, Inc.
1.651% due 08/07/2018	4,000	3,998
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,300
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	835
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,500	3,612
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	5,800	5,803
Morgan Stanley
2.162% due 04/25/2018	200	202
6.625% due 04/01/2018	3,100	3,279
MUFG Union Bank N.A.
1.281% due 05/05/2017	4,500	4,504
State Street Corp.
1.809% due 08/18/2020	1,900	1,927
WEA Finance LLC
1.750% due 09/15/2017	200	200
Wells Fargo Bank N.A.
1.601% due 12/06/2019	900	903

		43,398

INDUSTRIALS 16.4%
Aetna, Inc.
1.601% due 12/08/2017	600	602
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	500	503
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	1,224	1,278
BMW U.S. Capital LLC
1.274% due 06/02/2017	6,000	6,004
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,009
Chevron Corp.
1.436% due 11/15/2021	4,800	4,801
ConocoPhillips Co.
1.806% due 05/15/2022	700	694
Daimler Finance North America LLC
1.303% due 03/10/2017	4,700	4,702
2.000% due 08/03/2018	1,200	1,202
eBay, Inc.
1.366% due 08/01/2019	5,000	4,977
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,321
5.400% due 11/01/2020	2,000	2,199
Merck & Co., Inc.
1.257% due 02/10/2020	600	603
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,496
1.950% due 09/12/2017	3,000	3,009
2.350% due 03/04/2019	2,400	2,412
Oracle Corp.
1.900% due 09/15/2021	1,400	1,368

QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,925
Roche Holdings, Inc.
1.338% due 09/30/2019	5,500	5,507
Southern Co.
2.350% due 07/01/2021	1,000	983
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	400
1.450% due 07/17/2017	700	701
1.900% due 07/16/2018	500	502
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	6,300	6,290

		58,488

UTILITIES 6.5%
AT&T, Inc.
1.623% due 03/11/2019	1,500	1,497
3.000% due 06/30/2022	1,100	1,080
Consumers Energy Co.
6.700% due 09/15/2019	100	113
DTE Energy Co.
2.400% due 12/01/2019	400	402
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,404
Duke Energy Progress LLC
1.111% due 11/20/2017	4,500	4,504
MidAmerican Energy Co.
5.950% due 07/15/2017	1,500	1,538
OGE Energy Corp.
1.475% due 11/24/2017	4,000	3,998
Verizon Communications, Inc.
2.550% due 06/17/2019	4,700	4,767
2.709% due 09/14/2018	1,200	1,227
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,786

		23,316

Total Corporate Bonds & Notes (Cost $124,935)		125,202

U.S. GOVERNMENT AGENCIES 41.1%
Fannie Mae
1.206% due 10/25/2030	33	33
1.506% due 06/25/2040	1,859	1,884
1.741% due 07/01/2042	95	97
1.791% due 09/01/2041	301	307
1.941% due 08/01/2030	51	50
2.316% due 01/01/2035	73	76
2.625% due 01/01/2024	29	29
2.834% due 07/01/2035	68	72
2.872% due 11/01/2034	422	448
2.921% due 12/01/2034	247	257
2.962% due 05/01/2038	678	719
3.177% due 06/01/2035	703	748
4.000% due 01/25/2033	30	31
4.401% due 09/01/2028	37	39
4.500% due 08/01/2018 - 08/01/2046	2,183	2,289
5.000% due 01/01/2030	206	224
5.494% due 01/25/2040 (a)	2,638	442
5.591% due 12/25/2042	78	85
6.000% due 12/01/2016 - 11/01/2022	23	24
8.000% due 11/25/2023	34	37
Fannie Mae, TBA
3.000% due 02/01/2047	20,000	19,825
3.500% due 01/01/2047 - 02/01/2047	40,000	40,960
4.000% due 02/01/2047	25,000	26,237
4.500% due 02/01/2047	37,500	40,281
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	372	375
Freddie Mac
0.000% due 05/15/2037 (b)(d)	1,033	953
1.104% due 06/15/2018	1	1
1.254% due 07/15/2041	1,226	1,227
1.424% due 05/15/2037	469	475
1.741% due 02/25/2045	301	305
2.000% due 11/15/2026	2,291	2,298
2.966% due 07/01/2035	90	95
2.976% due 03/01/2035	57	59
5.746% due 04/15/2037 (a)	2,355	406
6.500% due 07/25/2043	584	669
8.500% due 06/01/2025	2	3
8.554% due 08/15/2044	1,265	1,442
Ginnie Mae
0.990% due 06/20/2065	714	709
1.380% due 04/20/2066	1,590	1,588

2.000% due 10/20/2025	140	144
2.125% due 04/20/2022 - 07/20/2030	450	464

Total U.S. Government Agencies (Cost $146,041)		146,407

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	42,245	42,639
0.125% due 04/15/2019	413	418
0.125% due 04/15/2021 (h)	1,224	1,232
0.625% due 07/15/2021 (h)	8,473	8,748
1.375% due 02/15/2044	1,037	1,133

Total U.S. Treasury Obligations (Cost $53,919)		54,170

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
3.082% due 10/25/2034	226	226
3.293% due 02/25/2045	161	163
BAMLL Commercial Mortgage Securities Trust
1.924% due 01/15/2028	2,000	2,004
Banc of America Commercial Mortgage Trust
5.587% due 04/10/2049	584	587
Banc of America Funding Trust
3.027% due 05/25/2035	820	840
BCAP LLC Trust
2.972% due 05/26/2036	1,125	1,132
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	390	393
2.753% due 02/25/2033	3	3
3.109% due 02/25/2033	14	13
3.128% due 03/25/2035	65	66
3.391% due 02/25/2036 ^	51	49
3.526% due 01/25/2034	89	90
Bear Stearns ALT-A Trust
2.993% due 05/25/2035	449	435
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	22	22
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049	800	807
6.136% due 12/10/2049	164	167
Citigroup Mortgage Loan Trust, Inc.
0.934% due 05/25/2037	69	69
2.690% due 09/25/2035	101	104
2.760% due 09/25/2035	112	116
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	1,902	1,901
Countrywide Home Loan Mortgage Pass-Through Trust
3.105% due 11/25/2034	124	122
3.156% due 02/20/2035	174	174
3.200% due 11/19/2033	49	48
3.306% due 02/20/2036 ^	474	420
Credit Suisse Commercial Mortgage Trust
6.062% due 02/15/2041	1,100	1,122
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032	35	33
4.958% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
3.024% due 09/26/2047	411	411
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	1,553	1,558
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	923
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,004
GSR Mortgage Loan Trust
2.679% due 06/25/2034	612	588
3.010% due 09/25/2035	754	783
HomeBanc Mortgage Trust
0.996% due 07/25/2035	2,039	2,001
Impac CMB Trust
1.456% due 02/25/2036	1,188	1,161
JPMorgan Chase Commercial Mortgage Securities Trust
2.154% due 10/15/2033	1,000	1,004
5.420% due 01/15/2049	24	24
5.440% due 06/12/2047	231	230
5.794% due 02/12/2051	885	899
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051	194	194
JPMorgan Mortgage Trust
3.188% due 04/25/2035	886	884
MASTR Adjustable Rate Mortgages Trust
3.043% due 11/21/2034	1,155	1,182
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.564% due 08/15/2032	1,852	1,767

Merrill Lynch Mortgage Investors Trust
2.688% due 02/25/2035	265	266
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	294	295
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,993
Prime Mortgage Trust
1.156% due 02/25/2034	42	40
RBSSP Resecuritization Trust
2.815% due 12/25/2035	866	871
2.846% due 01/26/2036	1,352	1,366
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037	419	315
0.986% due 07/19/2035	123	119
1.396% due 09/19/2032	92	90
2.083% due 05/19/2035	1,645	1,587
8.914% due 06/25/2029	76	78
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.156% due 07/25/2032	2	2
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 07/25/2045	117	112
1.026% due 12/25/2045	137	131
1.046% due 10/25/2045	94	90
1.297% due 01/25/2047	130	118
1.637% due 01/25/2046	602	587
1.767% due 11/25/2042	33	31
1.967% due 06/25/2042	45	43
Wells Fargo Mortgage-Backed Securities Trust
3.013% due 06/25/2035	2,276	2,337
3.040% due 01/25/2035	476	480

Total Non-Agency Mortgage-Backed Securities (Cost $37,748)		37,672

ASSET-BACKED SECURITIES 4.2%
Accredited Mortgage Loan Trust
1.456% due 04/25/2035	2,403	2,394
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	43	41
Asset-Backed Securities Corp. Home Equity Loan Trust
1.783% due 08/15/2033	561	537
2.354% due 03/15/2032	206	203
Bear Stearns Asset-Backed Securities Trust
1.756% due 10/25/2037	409	386
Capital Auto Receivables Asset Trust
1.439% due 11/20/2018	626	627
Countrywide Asset-Backed Certificates
0.996% due 12/25/2031 ^	79	60
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036	18	11
Educational Services of America, Inc.
1.906% due 09/25/2040	679	675
First Franklin Mortgage Loan Trust
1.476% due 05/25/2035	93	92
Fremont Home Loan Trust
0.816% due 01/25/2037	9	5
GSAMP Trust
0.826% due 12/25/2036	65	35
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036	105	41
Navient Private Education Loan Trust
1.904% due 12/15/2028	900	909
Navient Student Loan Trust
1.056% due 09/26/2022	1,246	1,242
Nissan Auto Receivables Owner Trust
1.004% due 04/15/2019	1,600	1,601
NYMT Residential
4.000% due 03/25/2021	392	390
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035	374	370
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.836% due 03/25/2035	500	491
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^	103	35
SLC Student Loan Trust
1.063% due 09/15/2026	924	916
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024	741	739
1.153% due 12/15/2023	2,202	2,185
SLM Private Education Loan Trust
1.454% due 10/16/2023	18	18
SLM Student Loan Trust
0.972% due 10/25/2024	656	653

Structured Asset Investment Loan Trust
1.731% due 10/25/2033	202	199

Total Asset-Backed Securities (Cost $14,814)		14,855

SHORT-TERM INSTRUMENTS 3.0%
COMMERCIAL PAPER 0.6%
Coca-Cola Co.
0.887% due 01/10/2017	2,000	2,000

REPURCHASE AGREEMENTS (f) 0.1%		380

SHORT-TERM NOTES 1.2%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	3,000	3,017
2.738% due 10/05/2017	1,400	1,413

		4,430

U.S. TREASURY BILLS 1.1%
0.463% due 02/02/2017 - 02/23/2017 (c)(d)	3,877	3,875

Total Short-Term Instruments (Cost $10,663)		10,685

Total Investments in Securities (Cost $388,120)		388,991

	SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short-Term Floating NAV Portfolio III	9,565,534	94,555

Total Short-Term Instruments (Cost $94,563)		94,555

Total Investments in Affiliates (Cost $94,563)		94,555

Total Investments 135.7% (Cost $482,683)		$483,546
Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $43)		1,058
Other Assets and Liabilities, net (36.0)%		(128,178)

Net Assets 100.0%		$356,426

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$380	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(390)	$380	$380

Total Repurchase Agreements						$(390)	$380	$380

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(31,545) at a weighted average interest rate of 0.584%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2018	75	$(1)	$5	$0
90-Day Eurodollar March Futures	Long	03/2019	109	31	8	0
90-Day Eurodollar September Futures	Long	09/2018	374	(23)	23	0
U.S. Treasury 2-Year Note March Futures	Long	03/2017	173	(30)	11	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	113	20	0	(18)
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	17	(41)	0	(13)

Total Futures Contracts				$(44)	$47	$(31)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation	Asset	Liability
MetLife, Inc.	1.000%	03/20/2019	0.382%	$500	$7	$1	$0	$0
MetLife, Inc.	1.000	06/20/2019	0.423	5,500	80	9	0	(2)

					$87	$10	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$18,200	$(122)	$518	$0	$(12)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021	12,300	213	244	0	(9)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	1,400	31	9	0	(2)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	9,400	40	728	0	(30)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	3,300	175	260	0	(11)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	1,100	25	200	0	(9)

					$362	$1,959	$0	$(73)

Total Swap Agreements					$449	$1,969	$0	$(75)

*	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $5,647 and cash of $1,611 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.703	01/11/2017	$6,800	$(26)	$(8)

Total Written Options					$(26)	$(8)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	JPMorgan Chase & Co.	1.000%	06/20/2019	0.420%	$600	$6	$3	$9	$0
GST	Citigroup, Inc.	1.000	06/20/2019	0.452	6,400	45	43	88	0

						$51	$46	$97	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$6,400	$(9)	$121	$112	$0
	MCDX-26 5-Year Index	1.000	06/20/2021	17,000	38	242	280	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	18,600	(27)	354	327	0
	MCDX-26 5-Year Index	1.000	06/20/2021	8,000	17	115	132	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	81	(1)	1	0	0

					$18	$833	$851	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	CPURNSA	1.597%	06/02/2018	$11,300	$0	$85	$85	$0
	Receive	CPURNSA	1.565	06/07/2018	5,500	0	42	42	0
MYC	Receive	CPURNSA	1.592	06/03/2018	6,900	0	50	50	0

						$0	$177	$177	$0

Total Swap Agreements						$69	$1,056	$1,125	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43,398	$0	$43,398
Industrials	0	58,488	0	58,488
Utilities	0	23,316	0	23,316
U.S. Government Agencies	0	146,407	0	146,407
U.S. Treasury Obligations	0	54,170	0	54,170
Non-Agency Mortgage-Backed Securities	0	37,672	0	37,672
Asset-Backed Securities	0	14,855	0	14,855
Short-Term Instruments
Commercial Paper	0	2,000	0	2,000
Repurchase Agreements	0	380	0	380
Short-Term Notes	0	4,430	0	4,430
U.S. Treasury Bills	0	3,875	0	3,875
	$0	$388,991	$0	$388,991

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,555	$0	$0	$94,555

Total Investments	$94,555	$388,991	$0	$483,546

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	0	0	47
Over the counter	0	1,125	0	1,125
	$47	$1,125	$0	$1,172

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(75)	0	(106)
Over the counter	0	(8)	0	(8)

	$(31)	$(83)	$0	$(114)

Total Financial Derivative Instruments	$16	$1,042	$0	$1,058

Totals	$94,571	$390,033	$0	$484,604

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration ESG Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.7%
BANK LOAN OBLIGATIONS 0.2%
FCA U.S. LLC
3.500% due 05/24/2017		$278	$279

Total Bank Loan Obligations (Cost $278)			279

CORPORATE BONDS & NOTES 49.6%
BANKING & FINANCE 36.9%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	500
Ally Financial, Inc.
2.750% due 01/30/2017		900	900
American Tower Corp.
2.800% due 06/01/2020		1,000	1,001
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	60
Bank Nederlandse Gemeenten NV
1.625% due 11/25/2019		$1,800	1,788
Bank of America Corp.
1.723% due 09/15/2026		100	90
2.151% due 11/09/2020		600	592
2.298% due 04/19/2021		300	308
5.650% due 05/01/2018		1,000	1,048
Bank of America N.A.
1.263% due 06/15/2017		1,000	999
1.750% due 06/05/2018		500	500
Barclays PLC
2.992% due 08/10/2021		500	513
BB&T Corp.
1.595% due 01/15/2020		600	602
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	104
BPCE S.A.
1.182% due 03/06/2017	GBP	300	370
1.625% due 02/10/2017		$500	500
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,000	432
4.000% due 01/01/2018		4,800	709
CIT Group, Inc.
4.250% due 08/15/2017		$800	811
5.000% due 05/15/2018		1,100	1,116
Citigroup, Inc.
1.576% due 04/27/2018		600	603
1.767% due 07/30/2018		500	503
Citizens Bank N.A.
2.300% due 12/03/2018		400	402
Commonwealth Bank of Australia
1.750% due 11/02/2018		300	299
Credit Suisse AG
1.577% due 01/29/2018		1,000	1,002
Eksportfinans ASA
5.500% due 06/26/2017		600	609
Ford Motor Credit Co. LLC
1.806% due 11/04/2019		500	502
1.863% due 06/15/2018		600	602
2.145% due 01/09/2018		500	501
2.456% due 01/08/2019		500	509
3.000% due 06/12/2017		400	402
5.000% due 05/15/2018		300	312
General Motors Financial Co., Inc.
2.236% due 04/10/2018		600	604
2.440% due 01/15/2020		700	708
3.000% due 09/25/2017		600	606
3.200% due 07/13/2020		600	602
Goldman Sachs Group, Inc.
2.006% due 11/15/2018		500	505
2.042% due 04/23/2020		1,200	1,212
2.242% due 04/23/2021		300	304
2.537% due 11/29/2023		200	206
6.000% due 06/15/2020		500	555
7.500% due 02/15/2019		200	222
HSBC Holdings PLC
3.191% due 03/08/2021		300	314
HSBC USA, Inc.
1.512% due 11/13/2019		500	499

ING Bank NV
2.050% due 08/17/2018		400	400
International Bank for Reconstruction & Development
1.750% due 11/22/2021		3,600	3,521
International Lease Finance Corp.
7.125% due 09/01/2018		900	972
JPMorgan Chase & Co.
0.816% due 05/30/2017	GBP	1,200	1,478
1.441% due 03/01/2018		$500	501
6.000% due 01/15/2018		600	626
Kookmin Bank
1.761% due 01/27/2017		1,800	1,800
LeasePlan Corp. NV
2.500% due 05/16/2018		200	200
3.000% due 10/23/2017		200	201
Macquarie Bank Ltd.
2.007% due 07/29/2020		1,000	1,007
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	500
Morgan Stanley
2.261% due 02/01/2019		1,000	1,019
MUFG Americas Holdings Corp.
1.457% due 02/09/2018		500	499
MUFG Union Bank N.A.
1.281% due 05/05/2017		600	601
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	4,400	630
2.000% due 10/01/2017		9,400	1,354
Nykredit Realkredit A/S
1.000% due 04/01/2017		4,100	584
1.000% due 10/01/2017		16,700	2,392
2.000% due 04/01/2017		5,700	812
2.000% due 04/01/2018		3,200	466
Realkredit Danmark A/S
1.000% due 04/01/2017		4,600	654
1.000% due 04/01/2018		6,100	878
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$1,700	1,840
Santander Bank N.A.
1.804% due 01/12/2018		800	801
Santander Holdings USA, Inc.
2.380% due 11/24/2017		400	403
2.700% due 05/24/2019		300	300
Springleaf Finance Corp.
8.250% due 12/15/2020		200	218
Sumitomo Mitsui Banking Corp.
1.460% due 01/16/2018		1,300	1,302
Synchrony Financial
2.287% due 11/09/2017		900	906
Toronto-Dominion Bank
2.250% due 09/25/2019		1,000	1,008
UBS AG
1.491% due 06/01/2017		500	501
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021		500	516
Unibail-Rodamco SE
1.650% due 04/16/2019		1,000	996
WEA Finance LLC
1.750% due 09/15/2017		200	200
Wells Fargo & Co.
2.282% due 03/04/2021		400	409
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	993

			57,014

INDUSTRIALS 7.1%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400	398
Aetna, Inc.
1.601% due 12/08/2017		400	402
BMW U.S. Capital LLC
1.274% due 06/02/2017		2,600	2,602
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		100	100
Charter Communications Operating LLC
3.579% due 07/23/2020		500	510
ConocoPhillips Co.
1.806% due 05/15/2022		300	297
Diamond Finance Corp.
3.480% due 06/01/2019		1,000	1,021
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	303
Energy Transfer Partners LP
6.700% due 07/01/2018		300	319

Georgia-Pacific LLC
2.539% due 11/15/2019		800	807
5.400% due 11/01/2020		200	220
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	209
Humana, Inc.
7.200% due 06/15/2018		$300	323
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	225
Kinder Morgan, Inc.
7.000% due 06/15/2017		200	205
7.250% due 06/01/2018		200	213
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	200
Oracle Corp.
1.900% due 09/15/2021		1,000	977
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	210
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	531
Southwestern Energy Co.
5.050% due 01/23/2018		100	102
Time Warner Cable LLC
5.850% due 05/01/2017		100	101
6.750% due 07/01/2018		200	214
WestRock RKT Co.
4.450% due 03/01/2019		100	104
Whirlpool Corp.
1.650% due 11/01/2017		200	200
Woodside Finance Ltd.
3.650% due 03/05/2025		100	98

			10,891

UTILITIES 5.6%
AT&T, Inc.
5.500% due 02/01/2018		2,648	2,752
Baltimore Gas & Electric Co.
3.350% due 07/01/2023		300	307
DTE Energy Co.
2.400% due 12/01/2019		200	201
Exelon Corp.
1.550% due 06/09/2017		100	100
Petrobras Global Finance BV
5.750% due 01/20/2020		700	710
Plains All American Pipeline LP
8.750% due 05/01/2019		100	114
Southern Power Co.
1.950% due 12/15/2019		1,300	1,288
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,316
Verizon Communications, Inc.
2.709% due 09/14/2018		1,800	1,840

			8,628

Total Corporate Bonds & Notes (Cost $77,361)			76,533

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.8%
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041		1,200	1,200

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.946% due 04/01/2040		60	60

Total Municipal Bonds & Notes (Cost $1,261)			1,260

U.S. GOVERNMENT AGENCIES 34.4%
Fannie Mae
0.856% due 01/25/2021		1	1
0.956% due 10/27/2037		201	201
1.000% due 01/25/2043		45	41
1.106% due 09/25/2042		80	80
1.206% due 06/25/2021		1	1
1.656% due 06/25/2021 - 09/25/2021		17	17
1.741% due 07/01/2042		18	18
1.791% due 09/01/2041		55	56
1.941% due 09/01/2040		5	5
2.421% due 11/01/2035		9	10
2.623% due 05/01/2035		13	14
2.643% due 03/01/2035		2	2

2.734% due 11/01/2034	8	9
2.834% due 07/01/2035	12	13
2.929% due 11/01/2035	33	34
2.988% due 08/01/2035	92	98
3.042% due 08/01/2029	25	26
3.500% due 02/25/2043 (a)	1,988	297
5.000% due 11/01/2028 - 07/25/2040	540	569
5.500% due 03/01/2023 - 02/01/2028	959	1,043
5.591% due 12/25/2042	7	8
5.750% due 10/25/2035	24	26
5.866% due 02/01/2031	11	11
6.000% due 03/01/2017 - 05/01/2037	4	5
7.500% due 07/25/2022	14	15
Fannie Mae, TBA
3.000% due 02/01/2047	11,000	10,904
3.500% due 02/01/2047	23,000	23,526
4.000% due 02/01/2047	10,000	10,495
4.500% due 02/01/2047	2,000	2,148
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	272	272
2.980% due 12/06/2020	157	158
Freddie Mac
0.796% due 12/25/2036	67	67
1.154% due 11/15/2030	2	2
1.414% due 10/15/2037	93	94
1.741% due 02/25/2045	43	44
2.000% due 11/15/2026	941	944
2.822% due 08/01/2035	58	61
2.945% due 06/01/2035	60	64
2.966% due 07/01/2035	19	20
5.000% due 10/01/2033	8	9
6.500% due 07/25/2043	72	82
7.000% due 04/15/2023	5	5
8.554% due 08/15/2044	595	679
Ginnie Mae
0.980% due 04/20/2065	248	246
0.990% due 06/20/2065	357	354
1.130% due 04/20/2065	281	277
1.257% due 12/16/2025	2	2
1.750% due 02/20/2041	52	53
2.000% due 02/20/2032	14	15
2.125% due 06/20/2027 - 05/20/2030	31	32

Total U.S. Government Agencies (Cost $52,917)		53,153

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)	18,927	19,103
0.125% due 04/15/2019 (g)	2,373	2,403
0.125% due 04/15/2021 (i)	612	616
0.625% due 07/15/2021 (g)	2,574	2,658
1.375% due 02/15/2044	622	680

Total U.S. Treasury Obligations (Cost $25,667)		25,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Investment Trust
3.082% due 10/25/2034	41	41
3.293% due 02/25/2045	20	20
Banc of America Commercial Mortgage Trust
5.587% due 04/10/2049	234	235
Banc of America Funding Trust
1.036% due 07/25/2037	143	123
3.027% due 05/25/2035	365	373
Banc of America Mortgage Trust
3.296% due 08/25/2034	211	209
3.647% due 03/25/2033	264	262
BCAP LLC Trust
3.313% due 09/28/2036	82	82
Bear Stearns Adjustable Rate Mortgage Trust
3.109% due 02/25/2033	1	1
3.526% due 01/25/2034	14	14
Bear Stearns ALT-A Trust
2.993% due 05/25/2035	80	78
3.149% due 09/25/2035	20	17
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	22	22
Citigroup Commercial Mortgage Trust
6.136% due 12/10/2049	82	84
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037	73	55
2.930% due 10/25/2035	15	15
3.040% due 05/25/2035	23	22
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	732	731

Countrywide Home Loan Mortgage Pass-Through Trust
3.105% due 11/25/2034		48	47
3.156% due 02/20/2035		64	64
3.306% due 02/20/2036 ^		75	66
Credit Suisse Commercial Mortgage Trust
6.062% due 02/15/2041		600	612
Credit Suisse Mortgage Capital Certificates
3.024% due 09/26/2047		411	411
3.083% due 09/27/2036		22	22
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		17	17
Eurosail PLC
1.077% due 09/13/2045	GBP	89	109
1.327% due 06/13/2045		1,300	1,538
First Horizon Alternative Mortgage Securities Trust
2.943% due 01/25/2035		$315	305
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		703	705
GMAC Mortgage Corp. Loan Trust
3.435% due 11/19/2035		34	30
Great Hall Mortgages PLC
1.123% due 06/18/2039		218	208
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	513
GSR Mortgage Loan Trust
2.679% due 06/25/2034		21	21
3.010% due 09/25/2035		113	118
3.160% due 11/25/2035		133	132
JPMorgan Chase Commercial Mortgage Securities Trust
2.154% due 10/15/2033		500	502
5.794% due 02/12/2051		253	257
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051		73	73
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		44	38
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		8	7
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		220	221
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.036% due 12/25/2035		85	78
Prime Mortgage Trust
1.156% due 02/25/2034		5	5
RBSSP Resecuritization Trust
2.815% due 12/25/2035		433	435
2.846% due 01/26/2036		676	683
Silverstone Master Issuer PLC
0.772% due 01/21/2070	GBP	800	987
Structured Adjustable Rate Mortgage Loan Trust
1.974% due 01/25/2035		$73	57
3.093% due 02/25/2034		72	72
3.124% due 08/25/2034		94	93
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		152	114
0.986% due 07/19/2035		30	29
1.036% due 02/25/2036 ^		30	25
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
8.042% due 01/25/2032		1	1
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045		25	24
1.046% due 10/25/2045		161	155
1.297% due 01/25/2047		32	29
1.496% due 11/25/2034		79	71
1.967% due 06/25/2042		21	21
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.746% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
3.010% due 06/25/2035		150	156
3.072% due 10/25/2035		530	535

Total Non-Agency Mortgage-Backed Securities (Cost $12,814)			11,974

ASSET-BACKED SECURITIES 11.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.866% due 03/25/2035		3,000	2,469
AVANT Loans Funding Trust
3.920% due 08/15/2019		170	171
Bear Stearns Asset-Backed Securities Trust
1.756% due 10/25/2037		170	161
Bridgeport CLO Ltd.
1.223% due 06/18/2021		266	264
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	65	68

Capital Auto Receivables Asset Trust
1.439% due 11/20/2018		$348	348
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		354	355
Cavalry CLO Ltd.
2.250% due 01/16/2024		706	707
CIFC Funding Ltd.
2.292% due 12/05/2024		500	501
Countrywide Asset-Backed Certificates
0.996% due 12/25/2031 ^		13	10
Countrywide Asset-Backed Certificates Trust
1.496% due 12/25/2034		2,228	2,149
Educational Services of America, Inc.
1.906% due 09/25/2040		194	193
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		635	635
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036		3	1
GM Financial Automobile Leasing Trust
1.239% due 10/22/2018		958	959
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		305	306
JPMorgan Mortgage Acquisition Corp.
0.986% due 05/25/2035		849	832
Jubilee CDO BV
0.049% due 08/21/2021	EUR	14	14
KVK CLO Ltd.
2.332% due 02/10/2025		$663	664
LCM LP
2.138% due 10/19/2022		600	600
Malin CLO BV
0.471% due 05/07/2023	EUR	288	303
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		$41	40
MASTR Asset-Backed Securities Trust
1.506% due 12/25/2034 ^		1,964	1,903
Morgan Stanley ABS Capital, Inc. Trust
0.806% due 07/25/2036		19	8
Navient Private Education Loan Trust
1.904% due 12/15/2028		200	202
NYMT Residential
4.000% due 03/25/2021		235	234
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		149	148
RAAC Trust
1.236% due 03/25/2037		108	105
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		51	17
SLC Student Loan Trust
1.063% due 09/15/2026		554	550
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024		32	32
1.153% due 12/15/2023		35	35
SLM Private Education Loan Trust
1.454% due 10/16/2023		9	9
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	203	208
0.972% due 10/25/2024		$394	392
2.382% due 04/25/2023		58	58
South Carolina Student Loan Corp.
1.681% due 03/02/2020		112	112
Stone Tower CLO Ltd.
1.110% due 04/17/2021		1	1
Structured Asset Investment Loan Trust
1.461% due 03/25/2034		147	137
1.731% due 10/25/2033		78	77
Voya CLO Ltd.
2.180% due 10/15/2022		500	500
2.200% due 10/15/2022		500	501

Total Asset-Backed Securities (Cost $16,812)			16,979

SOVEREIGN ISSUES 11.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	441
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	25,800	7,685
0.000% due 10/01/2017 (c)		14,800	4,180
0.000% due 01/01/2018 (c)		100	27
Export-Import Bank of Korea
1.631% due 01/17/2017		$500	500
Korea Development Bank
1.507% due 01/23/2017		500	500
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	200

Province of Ontario
1.100% due 10/25/2017		3,400	3,395

Total Sovereign Issues (Cost $16,965)			16,928

SHORT-TERM INSTRUMENTS 10.5%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.696% due 12/06/2017		800	800
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		500	501
Sumitomo Mitsui Trust Bank Ltd.
1.723% due 09/18/2017		900	902

			2,203

REPURCHASE AGREEMENTS (f) 0.4%			579

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		600	603
2.738% due 10/05/2017		400	404

			1,007

JAPAN TREASURY BILLS 6.9%
(0.327)% due 01/10/2017 - 04/06/2017 (b)(c)	JPY	1,240,000	10,615

U.S. TREASURY BILLS 1.2%
0.453% due 02/02/2017 - 02/23/2017 (b)(c)		$1,853	1,852

Total Short-Term Instruments (Cost $16,765)			16,256

Total Investments in Securities (Cost $220,840)			218,822

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		446,821	4,417

Total Short-Term Instruments (Cost $4,417)			4,417

Total Investments in Affiliates (Cost $4,417)			4,417

Total Investments 144.6% (Cost $225,257)			$223,239
Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $(33))			1,329
Other Assets and Liabilities, net (45.5)%			(70,169)

Net Assets 100.0%			$154,399

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$579	U.S. Treasury Notes 1.000% due 05/15/2018(2)	$(595)	$579	$579

Total Repurchase Agreements						$(595)	$579	$579

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.000%	11/04/2016	01/04/2017	$(1,670)	$(1,673)
BSN	0.800	10/25/2016	01/25/2017	(1,368)	(1,370)
GRE	1.050	11/17/2016	01/17/2017	(10,092)	(10,106)

Total Reverse Repurchase Agreements					$(13,149)

Sale-buyback Transactions:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
TDM	0.830%	10/18/2016	01/13/2017	$(8,536)	$(8,552)
	1.170	12/12/2016	01/12/2017	(3,674)	(3,676)

Total Sale-Buyback Transactions					$(12,228)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(14,243) at a weighted average interest rate of 0.772%.
(4)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(g)	Securities with an aggregate market value of $25,379 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2018	33	$0	$2	$0
90-Day Eurodollar March Futures	Long	03/2019	48	14	4	0
90-Day Eurodollar September Futures	Long	09/2018	104	6	6	0
Euro-Bund 10-Year Bond March Futures	Short	03/2017	2	(5)	1	(1)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	143	(25)	9	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	18	3	0	(3)
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	7	(17)	0	(5)

Total Futures Contracts				$(24)	$22	$(9)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BP Capital Markets America, Inc.	1.000%	12/20/2021	0.813%	EU	R 1,200	$13	$6	$0	$0
MetLife, Inc.	1.000	03/20/2019	0.382		$200	3	0	0	0
MetLife, Inc.	1.000	09/20/2019	0.456		500	7	1	0	0

						$23	$7	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	1,100	$(21)	$79	$0	$(3)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	1,400	(14)	17	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	17,400	(116)	437	0	(11)
Receive*	3-Month USD-LIBOR	1.450	06/28/2021	6,800	118	130	0	(5)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	800	18	6	0	(1)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	3,100	13	26	0	(10)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	1,200	63	97	0	(4)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	400	9	31	0	(4)

					$70	$823	$0	$(39)

Total Swap Agreements					$93	$830	$0	$(39)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $616 and cash of $1,596 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	KRW	166,140	$	142	$4	$0
	01/2017		$7	KRW	8,218	0	0
	03/2017	TWD	27,241	$	853	12	0
BOA	01/2017	BRL	291		89	0	(1)
	01/2017	JPY	30,000		297	41	0
	01/2017	TWD	1,347		42	0	0
	01/2017		$89	BRL	291	0	0
	01/2017		360	KRW	423,252	0	(9)
	02/2017		88	BRL	291	1	0
	03/2017	JPY	50,000	$	446	17	0
	04/2017	DKK	4,141		629	39	0
BPS	01/2017	BRL	8,703		2,670	0	(4)
	01/2017	GBP	5,096		6,372	92	0
	01/2017		$2,558	BRL	8,703	116	0
	01/2017		582	GBP	467	0	(6)
	02/2017	JPY	40,000	$	369	26	0
	02/2017		$167	CHF	168	0	(2)
	02/2017		457	MXN	8,751	0	(37)
	04/2017	JPY	40,000	$	342	0	(2)
	10/2017	BRL	9,500		2,609	0	(116)
BRC	02/2017	JPY	10,000		92	6	0
	03/2017		10,000		85	0	(1)
CBK	01/2017	DKK	4,610		669	17	0
	01/2017	GBP	343		433	10	0
	01/2017	JPY	20,000		198	27	0
	01/2017	KRW	281,131		246	13	0
	01/2017		$2,994	KRW	3,598,869	2	(14)
	02/2017	EUR	1,314	$	1,435	49	0
	02/2017	JPY	330,000		3,069	239	0
	02/2017		$1,711	EUR	1,613	0	(10)
	02/2017		280	MXN	5,850	0	0
	03/2017	JPY	420,000	$	3,725	121	(1)
	03/2017	KRW	3,211,217		2,658	0	(1)
DUB	01/2017	BRL	100		31	0	0
	01/2017	SGD	179		124	0	0
	01/2017		$29	BRL	100	2	0
	01/2017		65	KRW	76,703	0	(1)
	02/2017	MXN	26,838	$	1,399	111	0
	03/2017	TWD	3,222		102	3	0
	04/2017	BRL	5,800		1,708	0	(31)
	01/2018		100		26	0	(2)
FBF	01/2017	KRW	357,161		308	12	0
	01/2017		$42	MYR	183	0	(1)
	03/2017	TWD	42,946	$	1,363	37	0
GLM	01/2017	DKK	4,975		744	40	0
	01/2017	GBP	244		308	7	0
	01/2017	KRW	325,059		277	8	0
	01/2017		$404	GBP	324	0	(4)
	01/2017		360	KRW	408,969	0	(21)
	02/2017	EUR	1,659	$	1,773	23	0
	02/2017	JPY	5,600		55	7	0
	02/2017		$638	MXN	13,131	0	(8)
HUS	01/2017	KRW	382,918	$	327	10	0
	01/2017	SGD	340		244	9	0
	01/2017		$444	DKK	2,955	0	(26)
	01/2017		541	KRW	632,315	0	(17)
	02/2017		945	MXN	17,774	0	(92)
	03/2017	TWD	2,033	$	64	1	0
	10/2017	DKK	27,635		4,232	258	0
IND	01/2017		$4,682	GBP	3,824	31	0
	02/2017	GBP	3,824	$	4,685	0	(32)
JPM	01/2017	DKK	5,205		772	35	0
	01/2017	JPY	20,000		198	27	0
	01/2017	KRW	5,651,346		5,010	329	0
	01/2017	SGD	1,159		811	11	0
	01/2017		$1,337	GBP	1,068	0	(21)
	01/2017		2,778	KRW	3,242,971	0	(91)
	01/2017		236	SGD	336	0	(4)
	01/2017		42	TWD	1,347	0	0
	02/2017	CHF	145	$	143	0	0
	02/2017	MXN	3,508		168	0	0
	02/2017		$886	JPY	100,500	0	(24)
	02/2017		280	MXN	5,850	0	0
	03/2017	JPY	90,000	$	804	32	0
	03/2017	TWD	37,534		1,176	17	0
	04/2017	BRL	300		88	0	(2)
	04/2017	JPY	50,000		427	0	(3)
	10/2017	BRL	5,300		1,499	0	(22)
	10/2017	DKK	3,130		480	30	0
MSB	01/2017	BRL	2,511		756	0	(16)
	01/2017	KRW	211,248		180	5	0
	01/2017		$771	BRL	2,512	1	0
NGF	01/2017	KRW	827,999	$	709	23	0
	03/2017	TWD	15,670		494	10	0
	04/2017	BRL	9,500		2,779	0	(68)
SCX	01/2017	KRW	610,568		521	15	0
	01/2017	MYR	960		229	15	0
	01/2017		$255	KRW	295,934	0	(10)
	01/2017		20	MYR	88	0	(1)
	03/2017	TWD	19,090	$	599	10	0
	04/2017	BRL	3,400		971	0	(49)
SOG	01/2017		$53	KRW	62,300	0	(1)
TOR	01/2017	BRL	6,000	$	1,748	0	(96)
	01/2017		$1,841	BRL	6,000	2	0
	03/2017	SGD	671	$	463	0	0
	04/2017	BRL	6,800		1,998	0	(41)
UAG	01/2017		$56	KRW	64,036	0	(3)
	01/2017		156	MYR	697	0	(1)
	02/2017	JPY	130,000	$	1,200	84	0
	04/2017	DKK	10,460		1,590	101	0
	10/2017		6,285		959	56	0

Total Forward Foreign Currency Contracts						$2,194	$(892)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus RUB	RUB	67.450	01/16/2017	$1,100	$(12)	$0
JPM	Call - OTC USD versus BRL	BRL	3.700	01/18/2017	300	(3)	0

						$(15)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.703	01/11/2017	$3,300	$(13)	$(4)

Total Written Options					$(28)	$(4)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.708%	$100	$0	$1	$1	$0
CBK	Brazil Government International Bond	1.000	03/20/2017	0.621	200	(2)	2	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.708	200	0	1	1	0
DUB	Brazil Government International Bond	1.000	03/20/2017	0.621	300	(3)	3	0	0
JPM	PSEG Power LLC	1.000	12/20/2018	0.787	200	1	0	1	0
MYC	Mexico Government International Bond	1.000	12/20/2018	0.708	200	(1)	2	1	0

						$(5)	$9	$4	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	$96	$0	$1	$1	$0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	43	0	0	0	0

					$0	$1	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	CPURNSA	1.565%	06/07/2018	$2,500	$0	$19	$19	$0
MYC	Receive	CPURNSA	1.592	06/03/2018	4,500	0	33	33	0

						$0	$52	$52	$0

Total Swap Agreements						$(5)	$62	$57	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$279	$0	$279
Corporate Bonds & Notes
Banking & Finance	0	57,014	0	57,014
Industrials	0	10,891	0	10,891
Utilities	0	8,628	0	8,628
Municipal Bonds & Notes
California	0	1,200	0	1,200
Texas	0	60	0	60
U.S. Government Agencies	0	53,153	0	53,153
U.S. Treasury Obligations	0	25,460	0	25,460
Non-Agency Mortgage-Backed Securities	0	11,974	0	11,974
Asset-Backed Securities	0	16,979	0	16,979
Sovereign Issues	0	16,928	0	16,928
Short-Term Instruments
Certificates of Deposit	0	2,203	0	2,203
Repurchase Agreements	0	579	0	579
Short-Term Notes	0	1,007	0	1,007
Japan Treasury Bills	0	10,615	0	10,615
U.S. Treasury Bills	0	1,852	0	1,852
	$0	$218,822	$0	$218,822

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,417	$0	$0	$4,417

Total Investments	$4,417	$218,822	$0	$223,239

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	0	0	22
Over the counter	0	2,251	0	2,251
	$22	$2,251	$0	$2,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(39)	0	(48)
Over the counter	0	(896)	0	(896)

	$(9)	$(935)	$0	$(944)

Total Financial Derivative Instruments	$13	$1,316	$0	$1,329

Totals	$4,430	$220,138	$0	$224,568

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.2%
BANK LOAN OBLIGATIONS 5.8%
Charter Communications Operating LLC
3.020% due 07/01/2020		$782	$786
3.020% due 01/03/2021		98	98
3.500% due 01/15/2024		893	899
Cortes NP Acquisition Corp.
6.000% due 11/30/2023		100	101
Delos Finance SARL
3.748% due 03/06/2021		629	634
Diamond Resorts Corp.
7.000% due 08/11/2023		200	198
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022		792	796
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		7,354	7,411
Gardner Denver, Inc.
4.568% due 07/30/2020		1,001	992
Gates Global, Inc.
4.250% due 07/06/2021		1,156	1,159
Hilton Worldwide Finance LLC
3.256% due 10/25/2023		2,694	2,728
3.500% due 10/26/2020		198	200
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		333	323
Las Vegas Sands LLC
3.020% due 12/19/2020		881	888
Nielsen Finance LLC
3.154% due 10/04/2023		100	101
OGX
13.000% due 04/10/2049 ^		751	352
Rise Ltd.
4.750% due 01/31/2021 (f)		3,714	3,681
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022		283	284

Total Bank Loan Obligations (Cost $21,732)			21,631

CORPORATE BONDS & NOTES 42.8%
BANKING & FINANCE 22.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		1,400	1,403
4.500% due 05/15/2021		500	519
5.000% due 10/01/2021		500	527
Ally Financial, Inc.
2.750% due 01/30/2017		300	300
3.250% due 02/13/2018		1,900	1,914
3.500% due 01/27/2019		100	101
3.600% due 05/21/2018		1,900	1,919
4.125% due 03/30/2020		200	205
8.000% due 11/01/2031		330	384
Banco do Brasil S.A.
6.000% due 01/22/2020		700	744
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	500	532
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,300	5,004
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	529
Blackstone CQP Holdco LP
9.296% due 03/19/2019		5,171	5,216
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		900	907
CIT Group, Inc.
3.875% due 02/19/2019		500	512
4.250% due 08/15/2017		2,000	2,028
5.375% due 05/15/2020		130	138
5.500% due 02/15/2019		1,901	2,010
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		8,822	9,075
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		950	963
8.125% due 10/26/2019 (e)	GBP	200	276
8.125% due 09/19/2033		$200	216

Credit Suisse AG
5.750% due 09/18/2025	EUR	700	808
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		$200	210
Deutsche Bank AG
1.350% due 05/30/2017		100	100
4.250% due 10/14/2021		2,820	2,831
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		217	226
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,920	219
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (c)	EUR	8,481	7,757
KBC Bank NV
8.000% due 01/25/2023		$1,400	1,481
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (f)		1,425	1,411
La Mondiale SAM
5.050% due 12/17/2025 (e)	EUR	500	529
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$800	848
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,600	2,070
Navient Corp.
8.000% due 03/25/2020		$3,600	4,003
Novo Banco S.A.
5.000% due 04/23/2019	EUR	506	368
5.000% due 05/21/2019		1,200	872
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	392
4.950% due 04/01/2024		800	811
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,600	1,674
7.250% due 12/15/2021		1,143	1,197
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)		484	470
Rio Oil Finance Trust
9.250% due 07/06/2024		1,837	1,736
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	190
8.625% due 08/15/2021 (e)		2,600	2,658
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,300	1,322
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	2,024
Societe Generale S.A.
8.000% due 09/29/2025 (e)		2,300	2,307
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,349	1,727
UBS AG
7.250% due 02/22/2022		$2,800	2,822
7.625% due 08/17/2022		2,100	2,386
WEA Finance LLC
2.700% due 09/17/2019		200	202
3.750% due 09/17/2024		400	405

			81,478

INDUSTRIALS 14.6%
ADT Corp.
4.875% due 07/15/2032		1,900	1,577
Afren PLC
10.250% due 04/08/2019 ^		2,830	15
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,698
Altice Financing S.A.
6.625% due 02/15/2023		200	206
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,300	2,597
7.750% due 05/15/2022		$300	321
California Resources Corp.
8.000% due 12/15/2022		641	574
Charter Communications Operating LLC
6.384% due 10/23/2035		400	457
6.484% due 10/23/2045		300	347
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		700	717
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	2,910	3,058
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		$391	399
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	0
9.250% due 06/30/2020 ^		2,300	0
CSN Islands Corp.
6.875% due 09/21/2019		900	705

CVS Pass-Through Trust
7.507% due 01/10/2032		90	110
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		528	600
7.750% due 06/17/2021		77	85
Denbury Resources, Inc.
4.625% due 07/15/2023		450	363
Diamond Resorts International, Inc.
7.750% due 09/01/2023		317	322
DISH DBS Corp.
7.875% due 09/01/2019		2,500	2,781
Dollar Tree, Inc.
5.250% due 03/01/2020		100	103
Endo Finance LLC
5.375% due 01/15/2023		600	513
Energy Transfer Partners LP
9.000% due 04/15/2019		407	463
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	616
Flex Ltd.
5.000% due 02/15/2023		1,500	1,600
HCA, Inc.
4.750% due 05/01/2023		1,800	1,847
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	104
5.014% due 12/27/2017		300	309
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$300	313
KazMunayGas National Co. JSC
9.125% due 07/02/2018		900	980
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	322
Kinder Morgan, Inc.
7.750% due 01/15/2032		2,500	3,067
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		121	120
4.500% due 08/15/2025		2,807	2,723
MCE Finance Ltd.
5.000% due 02/15/2021		1,275	1,273
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	0
8.500% due 06/01/2018 ^		10,900	0
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	890
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,700	638
Petroleos Mexicanos
4.607% due 03/11/2022		520	537
5.375% due 03/13/2022		280	287
6.500% due 03/13/2027		950	981
6.625% due 06/15/2035		5,500	5,445
QVC, Inc.
5.950% due 03/15/2043		1,400	1,262
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,400	1,446
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,372
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,509
SFR Group S.A.
5.625% due 05/15/2024		200	223
6.250% due 05/15/2024		$500	504
7.375% due 05/01/2026		2,200	2,255
T-Mobile USA, Inc.
6.250% due 04/01/2021		1,800	1,876
Time Warner, Inc.
3.800% due 02/15/2027		62	62
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	240	272
UPC Holding BV
6.375% due 09/15/2022		200	225
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$1,400	4
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	521
Yellowstone Energy LP
5.750% due 12/31/2026		2,586	2,604

			54,198

UTILITIES 6.2%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	205
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,900	2,876

Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	2,100	2,135
8.146% due 04/11/2018	970	1,038
8.625% due 04/28/2034	1,100	1,424
Majapahit Holding BV
7.750% due 01/20/2020	2,500	2,812
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021	2,500	2,723
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	3,000	1,372
Petrobras Global Finance BV
3.873% due 03/17/2020	2,600	2,548
4.375% due 05/20/2023	200	175
5.375% due 01/27/2021	3,200	3,138
8.375% due 05/23/2021	400	432
Terraform Global Operating LLC
9.750% due 08/15/2022 (h)	1,900	2,038

		22,916

Total Corporate Bonds & Notes (Cost $194,836)		158,592

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	208
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	135	119

		327

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	950	951

Total Municipal Bonds & Notes (Cost $1,279)		1,278

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
1.106% due 09/25/2042	13	13
6.000% due 04/25/2043	9	9
Fannie Mae, TBA
3.500% due 02/01/2047	28,000	28,640
Ginnie Mae
1.007% due 12/16/2026	46	47

Total U.S. Government Agencies (Cost $28,532)		28,709

U.S. TREASURY OBLIGATIONS 19.8%
U.S. Treasury Notes
2.125% due 08/15/2021 (h)(j)(l)	72,800	73,435

Total U.S. Treasury Obligations (Cost $75,964)		73,435

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
3.093% due 10/25/2035 ^	780	705
3.160% due 11/25/2035 ^	247	209
3.255% due 08/25/2035	646	618
Banc of America Funding Trust
2.961% due 06/25/2034	79	79
3.150% due 05/20/2036 ^	296	268
3.191% due 09/20/2035 ^	160	138
5.888% due 04/25/2037 ^	298	258
Banc of America Mortgage Trust
3.123% due 07/25/2033	39	38
3.248% due 07/25/2033	295	296
3.429% due 01/25/2036 ^	103	79
3.471% due 11/20/2046 ^	1,009	835
5.500% due 12/25/2020	42	42
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 01/25/2035	13	13
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	3,755	3,760
Chase Mortgage Finance Trust
3.017% due 02/25/2037	271	268
5.500% due 12/25/2022 ^	955	785
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	134	120
Countrywide Alternative Loan Trust
0.926% due 06/25/2046	345	308
0.936% due 04/25/2046	3,502	2,653
1.019% due 09/20/2046	487	196
1.156% due 02/25/2036	362	255

1.249% due 11/20/2035 ^		142	34
5.500% due 03/25/2036 ^		88	69
6.000% due 03/25/2036		853	710
6.000% due 05/25/2037 ^		729	539
Countrywide Asset-Backed Certificates
1.296% due 01/25/2036		22	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.442% due 04/25/2035		79	64
3.147% due 02/20/2036 ^		172	142
5.500% due 11/25/2035 ^		96	86
Credit Suisse Commercial Mortgage Trust
5.361% due 02/15/2040		103	103
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		10	10
6.000% due 01/25/2036		354	271
Credit Suisse Mortgage Capital Certificates
3.244% due 05/26/2036		208	210
3.478% due 11/26/2035		23	23
Deco UK PLC
0.565% due 01/27/2020	GBP	2,014	2,473
Deutsche ALT-A Securities, Inc.
0.906% due 03/25/2037 ^		$592	469
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		185	161
5.886% due 10/25/2036 ^		185	161
Downey Savings & Loan Association Mortgage Loan Trust
1.046% due 10/19/2036 ^		427	220
Eurosail PLC
1.077% due 09/13/2045	GBP	2,794	2,899
First Horizon Asset Securities, Inc.
2.957% due 02/25/2036		$214	202
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		231	188
GSR Mortgage Loan Trust
3.357% due 11/25/2035		50	48
HarborView Mortgage Loan Trust
2.448% due 06/19/2045 ^		1,165	705
Impac Secured Assets Trust
0.926% due 01/25/2037		839	768
IndyMac Mortgage Loan Trust
3.006% due 09/25/2035 ^		147	124
4.667% due 08/25/2037		832	757
JPMorgan Alternative Loan Trust
0.916% due 09/25/2036		252	249
2.980% due 12/25/2036		492	465
3.148% due 05/25/2036 ^		320	247
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		104	104
5.502% due 01/12/2043		1,634	1,637
JPMorgan Mortgage Trust
3.086% due 07/25/2035		133	132
4.613% due 06/25/2037 ^		787	694
6.500% due 09/25/2035		393	387
JPMorgan Resecuritization Trust
1.033% due 03/26/2037		107	106
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		581	569
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046		707	510
MASTR Alternative Loan Trust
6.750% due 07/25/2036		587	415
Merrill Lynch Alternative Note Asset Trust
1.056% due 03/25/2037		330	144
Merrill Lynch Mortgage Investors Trust
3.026% due 11/25/2035		198	194
Morgan Stanley Mortgage Loan Trust
3.139% due 07/25/2035 ^		165	143
Residential Accredit Loans, Inc. Trust
0.946% due 07/25/2036		456	378
1.927% due 09/25/2045		585	508
6.000% due 09/25/2036 ^		734	490
Residential Funding Mortgage Securities, Inc. Trust
4.189% due 08/25/2036 ^		254	223
Structured Adjustable Rate Mortgage Loan Trust
3.087% due 09/25/2035		1,018	905
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		1,256	944
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	54
Titan Europe Ltd.
0.000% due 04/23/2017	EUR	1,309	1,343
Uropa Securities PLC
0.576% due 06/10/2059	GBP	1,514	1,743
0.726% due 06/10/2059		350	366
0.926% due 06/10/2059		274	290
1.126% due 06/10/2059		291	297

WaMu Mortgage Pass-Through Certificates Trust
1.036% due 11/25/2045		$1,024	909
1.351% due 12/25/2046		401	341
1.767% due 11/25/2042		156	145
2.845% due 09/25/2033		160	157
Wells Fargo Mortgage-Backed Securities Trust
2.882% due 09/25/2033		204	202
3.089% due 05/25/2036 ^		101	96
3.150% due 11/25/2037 ^		1,154	1,036

Total Non-Agency Mortgage-Backed Securities (Cost $41,318)			39,804

ASSET-BACKED SECURITIES 7.1%
ACAS CLO Ltd.
2.332% due 10/25/2025		3,000	3,002
Adams Mill CLO Ltd.
2.310% due 07/15/2026		1,500	1,499
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		740	781
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.106% due 03/25/2033		427	412
Argent Securities Trust
0.906% due 06/25/2036		1,478	538
0.996% due 07/25/2036		1,379	621
Babson CLO Ltd.
2.371% due 07/20/2025		1,600	1,599
Bear Stearns Asset-Backed Securities Trust
0.996% due 06/25/2047		1,000	880
Countrywide Asset-Backed Certificates
0.936% due 11/25/2047 ^		411	303
Countrywide Asset-Backed Certificates Trust
4.740% due 10/25/2035		191	196
Credit Suisse Mortgage Capital Certificates
1.356% due 09/25/2037		387	357
Goldentree Credit Opportunities European CLO BV
1.133% due 06/10/2025	EUR	1,500	1,582
GSAA Home Equity Trust
1.206% due 08/25/2037		$741	689
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036		83	33
Long Beach Mortgage Loan Trust
1.086% due 01/25/2046		34	33
Mariner CLO LLC
2.221% due 07/23/2026		3,000	3,008
MASTR Asset-Backed Securities Trust
0.806% due 01/25/2037		358	139
Merrill Lynch Mortgage Investors Trust
0.844% due 04/25/2037		996	576
Morgan Stanley ABS Capital, Inc. Trust
1.461% due 12/25/2034		174	152
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.086% due 10/25/2036 ^		2,711	931
Ocean Trails CLO
1.124% due 10/12/2020		166	166
OneMain Financial Issuance Trust
4.100% due 03/20/2028		500	510
Palmer Square CLO Ltd.
2.280% due 10/17/2025		3,100	3,095
People’s Choice Home Loan Securities Trust
1.529% due 05/25/2035 ^		1,000	791
Residential Asset Securities Corp. Trust
1.026% due 07/25/2036		1,500	946
Securitized Asset-Backed Receivables LLC Trust
1.046% due 12/25/2035		466	422
SoFi Professional Loan Program LLC
1.856% due 10/27/2036		1,369	1,381
Specialty Underwriting & Residential Finance Trust
1.436% due 01/25/2034		17	16
TICP CLO Ltd.
2.331% due 07/20/2026		1,500	1,496

Total Asset-Backed Securities (Cost $25,945)			26,154

SOVEREIGN ISSUES 8.7%
Argentine Republic Government International Bond
3.875% due 01/15/2022	EUR	2,900	2,934
5.000% due 01/15/2027		2,300	2,142
6.250% due 04/22/2019		$400	428
7.500% due 04/22/2026		400	421
7.625% due 04/22/2046		300	301
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	200	228
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	968

Costa Rica Government International Bond
7.000% due 04/04/2044		1,000	918
Dominican Republic International Bond
6.850% due 01/27/2045		1,000	950
7.450% due 04/30/2044		400	406
El Salvador Government International Bond
7.625% due 02/01/2041		1,200	1,095
7.650% due 06/15/2035		300	280
Export-Import Bank of India
3.375% due 08/05/2026		200	187
Ghana Government International Bond
9.250% due 09/15/2022		700	751
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,700	1,802
3.750% due 06/14/2028		3,500	3,750
Kazakhstan Government International Bond
6.500% due 07/21/2045		$800	919
Mexico Government International Bond
4.600% due 01/23/2046		4,800	4,326
Panama Government International Bond
6.700% due 01/26/2036		1,400	1,706
8.125% due 04/28/2034		100	130
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	82,000	688
4.500% due 07/03/2017		60,000	509
Romania Government International Bond
3.625% due 04/24/2024	EUR	1,100	1,293
Saudi Government International Bond
4.500% due 10/26/2046		$3,000	2,881
Spain Government International Bond
2.750% due 10/31/2024	EUR	200	237
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		$300	296
Turkey Government International Bond
5.750% due 03/22/2024		1,800	1,812

Total Sovereign Issues (Cost $33,811)			32,358

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		307,008	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		345,787	0

Total Common Stocks (Cost $1,936)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.751% due 09/08/2017		$600	601

REPURCHASE AGREEMENTS (g) 0.5%			1,880

JAPAN TREASURY BILLS 1.5%
(0.255)% due 01/30/2017 (c)(d)	JPY	630,000	5,391

MEXICO TREASURY BILLS 0.1%
5.789% due 02/02/2017 (c)(d)	MXN	4,000	192

U.S. TREASURY BILLS 1.0%
0.464% due 02/02/2017 - 03/09/2017 (b)(c)(j)(l)	$3,894	3,891

Total Short-Term Instruments (Cost $12,629)		11,955

Total Investments in Securities (Cost $437,982)		393,916

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	4,211,267	41,628

Total Short-Term Instruments (Cost $41,631)		41,628

Total Investments in Affiliates (Cost $41,631)		41,628

Total Investments 117.4% (Cost $479,613)		$435,544
Financial Derivative Instruments (i)(k) (0.3)% (Cost or Premiums, net $(5,343))		(1,171)
Other Assets and Liabilities, net (17.1)%		(63,535)

Net Assets 100.0%		$370,838

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$1,408	$1,411	0.38%
Rise Ltd.	4.750	01/31/2021	02/11/2014	3,731	3,681	0.99

				$5,139	$5,092	1.37%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,880	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(1,920)	$1,880	$1,880

Total Repurchase Agreements						$(1,920)	$1,880	$1,880

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	TBD	(4)	$(1,911)	$(1,911)
BOM	0.870	11/07/2016	01/09/2017		(38,247)	(38,300)

Total Reverse Repurchase Agreements						$(40,211)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(21,083) at a weighted average interest rate of 0.514%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	2.500%	01/01/2047	$2,800	$(2,660)	$(2,662)
U.S. Treasury Notes	1.125	09/30/2021	310	(297)	(300)

Total Short Sales				$(2,957)	$(2,962)

(5)	Payable for short sales includes $1 of accrued interest.

(h)	Securities with an aggregate market value of $40,292 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	Long	03/2017	21	$57	$10	$(6)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	42	(107)	20	(24)
Euro-Buxl 30-Year Bond March Futures	Short	03/2017	29	(79)	77	(46)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	254	(157)	87	0

Total Futures Contracts				$(286)	$194	$(76)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	06/20/2017	0.200%		$2,300	$10	$0	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836		300	2	0	0	0
Communications Sales & Leasing, Inc.	5.000	12/20/2017	0.329		1,150	55	524	0	0
Ford Motor Credit Co. LLC	5.000	12/20/2018	0.566		5,300	469	(17)	2	0
Ford Motor Credit Co. LLC	5.000	12/20/2019	0.898		800	96	(2)	0	0
Jaguar Land Rover Limited	5.000	03/20/2018	0.700	EUR	4,700	272	10	0	(2)
Navient Corp.	5.000	12/20/2021	3.595		$550	35	23	1	0
NRG Energy, Inc.	5.000	06/20/2017	0.367		4,800	115	2,213	2	0
Sprint Communications, Inc.	5.000	12/20/2021	3.462		5,000	345	350	12	0
Volkswagen International Finance NV	1.000	12/20/2020	0.842	EUR	300	2	1	0	0

						$1,401	$3,102	$17	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$23,500	$1,499	$503	$29	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018		$32,000	$(25)	$(106)	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		180,600	(1,209)	1,775	0	(119)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		40,500	260	622	0	(70)
Receive *	3-Month USD-LIBOR	2.550	03/23/2026		42,100	348	719	0	(98)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,300	116	133	0	(36)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047		3,900	772	(110)	0	(32)
Pay *	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	2,900	1	0	1	0
Pay *	3-Month ZAR-JIBAR	8.000	03/15/2024		42,000	(18)	43	9	0
Pay *	3-Month ZAR-JIBAR	8.250	03/15/2024		2,000	1	0	0	0
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2022	EUR	11,400	64	(76)	0	(16)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		2,200	44	(22)	0	(9)
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047		1,500	5	11	9	0
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	3,500	209	(79)	0	(26)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	25,400	(95)	(25)	3	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		15,000	(53)	(7)	2	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		81,400	(90)	(80)	13	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		8,100	(4)	(4)	1	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		6,300	(3)	(3)	1	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		6,700	(5)	(5)	1	0

						$318	$2,786	$40	$(406)

Total Swap Agreements						$3,218	$6,391	$86	$(408)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $16,292 and cash of $2,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	$	34,767	EUR	33,430	$428	$0
	02/2017	EUR	33,430	$	34,816	0	(426)
BPS	01/2017	BRL	1,130		347	0	0
	01/2017	EUR	29,834		31,643	234	0
	01/2017	GBP	14,613		18,273	263	0
	01/2017	JPY	240,000		2,325	268	0
	01/2017	$	330	BRL	1,130	17	0
	01/2017		298	EUR	281	0	(2)
CBK	01/2017	EUR	4,607	$	4,883	33	0
	01/2017	JPY	390,000		3,779	437	0
	01/2017	$	366	GBP	290	0	(8)
	02/2017	MXN	1,539	$	74	0	0
	02/2017	$	878	RUB	55,867	22	0
DUB	01/2017	BRL	1,165	$	357	0	(1)
	01/2017	$	340	BRL	1,165	18	0
	02/2017		1,472	MXN	28,234	0	(117)
GLM	01/2017	BRL	274	$	84	0	0
	01/2017	$	80	BRL	273	4	0
	02/2017		180	MXN	3,685	0	(3)
IND	01/2017		17,536	GBP	14,323	117	0
	02/2017	GBP	14,323	$	17,547	0	(118)
JPM	01/2017	AUD	1,952		1,440	32	0
	01/2017	BRL	103		31	0	0
	01/2017	$	30	BRL	103	2	0
	01/2017		700	EUR	663	2	(4)
	01/2017		1,218	JPY	143,203	7	0
	02/2017	JPY	143,203	$	1,220	0	(8)
	02/2017	$	937	CNH	6,526	0	(14)
	02/2017		331	MXN	6,869	0	(2)
MSB	01/2017		1,457	AUD	1,958	0	(45)
	02/2017	ZAR	1,440	$	104	0	0
RBC	01/2017	$	71	EUR	67	0	(1)
SCX	01/2017	BRL	2,818	$	864	0	(1)
	01/2017	JPY	143,203		1,281	56	0
	01/2017	$	845	BRL	2,818	20	0
	02/2017	BRL	1,131	$	342	0	(2)
	02/2017	MXN	5,652		274	3	0
TOR	01/2017	BRL	5,762		1,699	0	(72)
	01/2017	$	1,764	BRL	5,762	6	0
UAG	02/2017	CNH	32,030	$	4,702	170	0

Total Forward Foreign Currency Contracts						$2,139	$(824)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$ 82.000	02/06/2017	$17,000	$1	$0

Total Purchased Options					$1	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Rohm & Haas Co.	(1.850)%	09/20/2017	0.071%	$3,000	$0	$(41)	$0	$(41)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	12/20/2021	4.204%		$400	$10	$5	$15	$0
	Colombia Government International Bond	1.000	12/20/2021	1.632		1,500	(62)	19	0	(43)
	New York State General Obligation Bonds, Series 2005	1.850	03/20/2021	0.330		1,900	0	118	118	0
	Russia Government International Bond	1.000	12/20/2021	1.795		300	(12)	1	0	(11)
	Venezuela Government International Bond	5.000	09/20/2020	43.415		700	(475)	92	0	(383)
BPS	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	200	(56)	(13)	0	(69)
	Deutsche Bank AG	1.000	12/20/2017	0.934		200	(4)	4	0	0
	Venezuela Government International Bond	5.000	09/20/2020	43.415		$400	(269)	50	0	(219)
BRC	Brazil Government International Bond	1.000	06/20/2017	0.648		2,000	(49)	53	4	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		7,000	(193)	18	0	(175)
	Philippines Government International Bond	1.000	06/20/2021	0.996		3,000	(83)	85	2	0
	Russia Government International Bond	1.000	12/20/2021	1.795		3,500	(170)	42	0	(128)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.125		400	27	(2)	25	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.133		300	18	4	22	0
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		300	(13)	22	9	0
CBK	California State General Obligation Bonds, Series 2003	3.050	12/20/2020	0.576		6,000	0	568	568	0
	California State General Obligation Bonds, Series 2003	2.650	03/20/2021	0.614		1,800	210	(62)	148	0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	100	(2)	2	0	0
	Turkey Government International Bond	1.000	03/20/2020	2.011		$4,100	(190)	64	0	(126)
	Venezuela Government International Bond	5.000	09/20/2020	43.415		300	(201)	37	0	(164)
DUB	Brazil Government International Bond	1.000	06/20/2017	0.648		1,350	(47)	50	3	0
	Colombia Government International Bond	1.000	12/20/2021	1.632		2,700	(100)	22	0	(78)
	Indonesia Government International Bond	1.000	12/20/2018	0.673		2,900	(128)	148	20	0
FBF	South Africa Government International Bond	1.000	12/20/2020	1.708		1,325	(51)	16	0	(35)
	Univision Communications, Inc.	5.000	09/20/2019	1.953		5,800	(638)	1,113	475	0
GST	Brazil Government International Bond	1.000	06/20/2017	0.648		2,650	(65)	70	5	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		800	(28)	8	0	(20)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729		1,200	(219)	27	0	(192)
	South Africa Government International Bond	1.000	03/20/2020	1.402		2,000	(123)	99	0	(24)
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		100	(3)	6	3	0
	Univision Communications, Inc.	5.000	09/20/2019	1.953		650	(72)	125	53	0
	Venezuela Government International Bond	5.000	09/20/2020	43.415		700	(464)	81	0	(383)
HUS	Colombia Government International Bond	1.000	12/20/2021	1.632		4,600	(190)	57	0	(133)
	Mexico Government International Bond	1.000	03/20/2017	0.362		2,900	10	(5)	5	0
	Mexico Government International Bond	1.000	12/20/2021	1.545		100	(4)	2	0	(2)
	South Africa Government International Bond	1.000	09/20/2017	0.305		570	(9)	12	3	0
	Venezuela Government International Bond	5.000	06/20/2020	44.051		1,700	(1,049)	130	0	(919)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	19.064	EUR	200	(54)	(15)	0	(69)
	Deutsche Bank AG	1.000	12/20/2017	0.934		200	(3)	3	0	0
	Philippines Government International Bond	1.000	06/20/2021	0.996		$1,000	(24)	25	1	0
	South Africa Government International Bond	1.000	12/20/2021	2.140		300	(21)	5	0	(16)
	Springleaf Finance Corp.	5.000	12/20/2021	4.353		100	(4)	7	3	0
	Venezuela Government International Bond	5.000	09/20/2020	43.415		1,100	(734)	133	0	(601)
MYC	Brazil Government International Bond	1.000	06/20/2017	0.648		3,400	(111)	118	7	0
	New York State General Obligation Bonds, Series 2005	1.950	12/20/2020	0.307		6,000	0	382	382	0
	South Africa Government International Bond	1.000	12/20/2020	1.708		2,760	(90)	17	0	(73)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.009		1,000	(26)	26	0	0
UAG	Brazil Government International Bond	1.000	06/20/2017	0.648		6,775	(129)	143	14	0

							$(5,890)	$3,912	$1,885	$(3,863)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,190	$953	$(908)	$45	$0
BRC	CDX.EM-EXEU-18 5-Year Index	5.000	12/20/2017	1,710	213	(196)	17	0
CBK	MCDX-27 5-Year Index	1.000	12/20/2021	3,600	41	14	55	0
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	12,200	(458)	192	0	(266)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,200	(203)	89	0	(114)

					$546	$(809)	$117	$(380)

Total Swap Agreements					$(5,344)	$3,062	$2,002	$(4,284)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $2,602 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,598	$4,033	$21,631
Corporate Bonds & Notes
Banking & Finance	0	80,067	1,411	81,478
Industrials	0	51,594	2,604	54,198
Utilities	0	22,916	0	22,916
Municipal Bonds & Notes
Illinois	0	327	0	327
Texas	0	951	0	951
U.S. Government Agencies	0	28,709	0	28,709
U.S. Treasury Obligations	0	73,435	0	73,435
Non-Agency Mortgage-Backed Securities	0	39,804	0	39,804
Asset-Backed Securities	0	26,154	0	26,154
Sovereign Issues	0	32,358	0	32,358
Short-Term Instruments
Certificates of Deposit	0	601	0	601
Repurchase Agreements	0	1,880	0	1,880
Japan Treasury Bills	0	5,391	0	5,391
Mexico Treasury Bills	0	192	0	192
U.S. Treasury Bills	0	3,891	0	3,891
	$0	$385,868	$8,048	$393,916

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,628	$0	$0	$41,628

Total Investments	$41,628	$385,868	$8,048	$435,544

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,662)	0	(2,662)
U.S. Treasury Obligations	0	(300)	0	(300)
	$0	$(2,962)	$0	$(2,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	194	86	0	280
Over the counter	0	4,141	0	4,141
	$194	$4,227	$0	$4,421

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	(408)	0	(484)
Over the counter	0	(5,108)	0	(5,108)

	$(76)	$(5,516)	$0	$(5,592)

Total Financial Derivative Instruments	$118	$(1,289)	$0	$(1,171)

Totals	$41,746	$381,617	$8,048	$431,411

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$4,169	$0	$(205)	$(1)	$(1)	$71	$0	$0	$4,033	$91
Corporate Bonds & Notes
Banking & Finance	1,231	0	(19)	4	0	195	0	0	1,411	192
Industrials	0	2,615	(29)	0	0	18	0	0	2,604	18
Utilities	2,679	0	(2,615)	0	0	(64)	0	0	0	0

Totals	$8,079	$2,615	$(2,868)	$3	$(1)	$220	$0	$0	$8,048	$301

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$352	Other Valuation Techniques (2)	—	—
	3,681	Proxy Pricing	Base Price	99.375
Corporate Bonds & Notes
Banking & Finance	1,411	Other Valuation Techniques (2)	—	—
Industrials	2,604	Proxy Pricing	Base Price	101.000

Total	$8,048

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.1%
BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
4.185% due 12/31/2018		$3,210	$3,165
FCA U.S. LLC
3.500% due 05/24/2017		2,004	2,012

Total Bank Loan Obligations (Cost $5,216)			5,177

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 22.7%
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,645
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,258
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,410
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,400	420
4.750% due 01/15/2018 ^		1,400	420
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		2,200	2,341
Bank of America Corp.
2.151% due 11/09/2020		$4,500	4,443
2.650% due 04/01/2019		1,800	1,819
5.650% due 05/01/2018		2,900	3,039
5.700% due 01/24/2022		900	1,011
6.300% due 03/10/2026 (e)		1,700	1,781
6.400% due 08/28/2017		100	103
6.875% due 04/25/2018		9,500	10,099
8.633% due 05/02/2017		95	98
8.950% due 05/18/2017		95	97
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.363% due 03/10/2017		12,600	12,604
Barclays Bank PLC
7.625% due 11/21/2022		200	220
7.750% due 04/10/2023		3,300	3,482
10.179% due 06/12/2021		515	640
Barclays PLC
2.992% due 08/10/2021		4,800	4,922
6.500% due 09/15/2019 (e)	EUR	2,200	2,254
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$9,600	10,160
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,530
BRFkredit A/S
2.000% due 10/01/2017	DKK	20,000	2,882
CIT Group, Inc.
5.250% due 03/15/2018		$22,900	23,787
Citigroup, Inc.
1.350% due 03/10/2017		700	700
2.350% due 08/02/2021		6,000	5,870
2.361% due 09/01/2023		2,500	2,552
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (e)		4,000	4,716
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,891
3.172% due 04/16/2021		4,700	4,876
3.450% due 04/16/2021		3,000	3,019
3.800% due 09/15/2022		2,000	2,018
Deutsche Bank AG
2.792% due 05/10/2019		7,400	7,511
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,015
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		200	200
1.724% due 12/06/2017		300	300
2.240% due 06/15/2018		1,700	1,703
2.551% due 10/05/2018		7,634	7,679
3.200% due 01/15/2021		2,400	2,404
General Motors Financial Co., Inc.
3.200% due 07/13/2020		4,900	4,915
3.700% due 11/24/2020		500	509
6.750% due 06/01/2018		4,000	4,247
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		500	526

HCP, Inc.
4.000% due 12/01/2022		2,500	2,574
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,587
HSBC Holdings PLC
3.400% due 03/08/2021		200	203
5.100% due 04/05/2021		300	324
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
7.125% due 09/01/2018		100	108
JPMorgan Chase & Co.
1.432% due 04/25/2018		500	502
2.400% due 06/07/2021		5,200	5,151
2.411% due 03/01/2021		4,300	4,435
2.550% due 03/01/2021		3,000	2,989
4.350% due 08/15/2021		1,900	2,032
7.900% due 04/30/2018 (e)		3,400	3,525
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		10,600	14,177
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,200	2,847
MMcapS Funding Ltd.
1.287% due 12/26/2039		$524	393
Morgan Stanley
3.875% due 04/29/2024		100	103
3.875% due 01/27/2026		7,500	7,580
4.000% due 07/23/2025		100	103
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	67,800	9,769
Nykredit Realkredit A/S
1.000% due 04/01/2017		19,700	2,805
1.000% due 10/01/2017		73,900	10,584
2.000% due 07/01/2017		25,000	3,584
2.000% due 10/01/2017		7,300	1,052
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$800	837
7.250% due 12/15/2021		700	733
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,019
QBE Insurance Group Ltd.
7.500% due 11/24/2043		200	222
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	96,900	13,720
1.000% due 04/01/2017		34,100	4,846
2.000% due 04/01/2017		62,200	8,860
2.000% due 01/01/2018		30,000	4,346
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$9,100	9,851
Santander Holdings USA, Inc.
2.380% due 11/24/2017		4,900	4,943
2.700% due 05/24/2019		3,600	3,598
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,078
2.875% due 08/05/2021		2,300	2,251
SL Green Realty Corp.
7.750% due 03/15/2020		700	790
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,853
Sumitomo Mitsui Banking Corp.
1.548% due 10/19/2018		4,000	4,014
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,618
Toronto-Dominion Bank
1.868% due 04/07/2021		200	203
UBS AG
1.781% due 06/01/2020		1,100	1,101
5.125% due 05/15/2024		5,800	5,878
7.625% due 08/17/2022		250	284
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		4,200	4,203
4.125% due 09/24/2025		100	102
Wells Fargo & Co.
1.342% due 04/22/2019		11,600	11,581

			324,576

INDUSTRIALS 2.5%
AbbVie, Inc.
3.600% due 05/14/2025		100	99
Actavis Funding SCS
2.350% due 03/12/2018		100	101
Altice Financing S.A.
7.500% due 05/15/2026		200	208
BRF S.A.
4.750% due 05/22/2024		200	195

Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		14	16
Daimler Finance North America LLC
1.303% due 03/10/2017		10,100	10,104
Diamond Finance Corp.
4.420% due 06/15/2021		2,100	2,173
5.450% due 06/15/2023		2,000	2,122
Dynegy, Inc.
6.750% due 11/01/2019		2,900	2,965
7.375% due 11/01/2022		2,200	2,112
7.625% due 11/01/2024		900	835
Energy Transfer Partners LP
4.750% due 01/15/2026		800	827
HCA, Inc.
3.750% due 03/15/2019		500	515
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,254
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		$3,100	3,174
6.850% due 02/15/2020		1,000	1,115
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,000	1,002
Prime Security Services Borrower LLC
9.250% due 05/15/2023		100	109
Regency Energy Partners LP
5.000% due 10/01/2022		2,500	2,650
SFR Group S.A.
7.375% due 05/01/2026		200	205
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,500	3,456
Williams Partners LP
4.125% due 11/15/2020		700	728
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		100	100

			36,065

UTILITIES 2.4%
AT&T, Inc.
1.418% due 03/30/2017		7,700	7,705
1.928% due 06/30/2020		6,700	6,740
3.000% due 06/30/2022		100	98
Petrobras Global Finance BV
3.873% due 03/17/2020		100	98
Sprint Communications, Inc.
8.375% due 08/15/2017		400	415
Verizon Communications, Inc.
2.709% due 09/14/2018		16,900	17,282
3.000% due 11/01/2021		1,000	1,008
Williams Partners LP
4.875% due 05/15/2023		1,500	1,528

			34,874

Total Corporate Bonds & Notes (Cost $401,216)			395,515

MUNICIPAL BONDS & NOTES 1.3%
ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		4,000	4,039

CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,800	4,220
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043		3,400	4,127

			8,347

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,800	1,870
7.750% due 01/01/2042		100	102
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019		1,950	1,960
5.633% due 01/01/2020		800	804

Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
4.144% due 01/01/2019	250	257

		4,993

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	680

Total Municipal Bonds & Notes (Cost $18,419)		18,059

U.S. GOVERNMENT AGENCIES 22.4%
Fannie Mae
0.816% due 07/25/2037	520	508
0.875% due 12/20/2017	400	400
0.983% due 09/25/2046	7,031	7,018
1.236% due 11/25/2040	710	712
1.306% due 06/25/2041	4,382	4,403
1.436% due 02/25/2041	191	193
1.741% due 10/01/2044	38	39
2.310% due 08/01/2022	200	199
2.335% due 05/01/2037	13	14
2.459% due 03/01/2034	17	18
2.460% due 04/01/2027	2	2
2.581% due 02/01/2035	25	27
2.819% due 10/01/2037	22	24
2.873% due 09/01/2036	9	9
2.962% due 05/01/2038	3,143	3,333
2.965% due 06/01/2035	1,668	1,765
2.976% due 06/01/2036	19	20
3.335% due 11/01/2035	1	1
4.000% due 03/01/2029 - 12/01/2031	4,834	5,122
4.500% due 08/01/2018 - 07/01/2042	1,826	1,955
5.000% due 01/01/2027 - 04/01/2039	2,058	2,240
5.500% due 02/01/2022 - 07/01/2041	11,698	13,067
5.508% due 05/01/2037	8	8
5.591% due 12/25/2042	148	162
5.874% due 02/01/2037	13	14
6.000% due 01/01/2017 - 10/01/2040	1,010	1,146
6.500% due 03/01/2017 - 06/25/2044	23,365	26,079
7.000% due 11/01/2017 - 09/01/2031	7	7
7.500% due 11/01/2027 - 07/25/2041	13	15
8.000% due 11/01/2019 - 08/01/2031	7	8
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	59,000	58,529
3.500% due 01/01/2047 - 02/01/2047	78,000	79,862
4.000% due 01/01/2047 - 02/01/2047	66,000	69,281
5.500% due 02/01/2047	1,000	1,111
Freddie Mac
0.934% due 02/15/2019	7	7
1.000% due 06/29/2017 (i)	800	801
1.204% due 10/15/2040	6,182	6,176
1.304% due 12/15/2037	355	356
3.034% due 05/01/2037	35	37
3.537% due 05/01/2035	39	41
4.500% due 11/01/2029 - 05/01/2036	4,836	5,203
5.000% due 10/01/2033 - 07/01/2041	205	224
5.500% due 06/01/2017 - 07/01/2038	576	644
6.000% due 03/01/2020 - 11/01/2037	215	245
6.500% due 12/01/2021 - 07/25/2043	45	51
7.000% due 04/01/2032 - 01/01/2033	23	26
8.400% due 08/15/2021	0	1
8.500% due 04/15/2025	67	76
Ginnie Mae
1.130% due 08/20/2065	3,995	3,938
1.307% due 02/16/2030	149	150
2.000% due 11/20/2025 - 03/20/2028	119	123
2.125% due 06/20/2032 - 07/20/2034	35	37
2.500% due 11/20/2017 - 11/20/2034	3	3
3.000% due 03/20/2020	1	1
3.500% due 12/20/2017 - 02/15/2045	2,718	2,827
5.500% due 08/20/2017 - 11/20/2032	7,603	8,378
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	19	21
7.000% due 07/15/2031 - 12/15/2032	19	22
8.000% due 04/15/2017 - 11/15/2022	5	5
9.500% due 08/15/2021 - 12/15/2021	2	2
Small Business Administration
4.340% due 03/01/2024	12	13
4.727% due 02/10/2019	9,711	10,152
4.750% due 07/01/2025	2,868	3,036
5.130% due 09/01/2023	2	2

U.S. Department of Housing and Urban Development
5.290% due 08/01/2017	670	671

Total U.S. Government Agencies (Cost $315,011)		320,583

U.S. TREASURY OBLIGATIONS 23.7%
U.S. Treasury Bonds
2.250% due 08/15/2046	1,900	1,594
2.500% due 02/15/2046	2,700	2,394
2.750% due 08/15/2042 (g)	9,100	8,582
2.750% due 11/15/2042 (g)	4,800	4,525
2.875% due 05/15/2043 (g)(k)	14,000	13,497
2.875% due 08/15/2045 (g)	6,100	5,858
3.000% due 05/15/2042 (g)	12,100	11,978
3.000% due 11/15/2044 (g)	22,100	21,788
3.000% due 05/15/2045 (k)	450	443
3.125% due 02/15/2043	3,200	3,236
3.125% due 08/15/2044 (g)	7,450	7,525
3.375% due 05/15/2044	5,300	5,609
3.625% due 08/15/2043 (g)(k)	1,900	2,103
3.625% due 02/15/2044 (k)	1,200	1,328
3.750% due 11/15/2043	7,300	8,261
4.250% due 05/15/2039 (k)	2,400	2,910
4.375% due 11/15/2039 (g)	9,700	11,956
4.375% due 05/15/2040 (g)	3,300	4,071
4.625% due 02/15/2040	3,400	4,338
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	214	214
0.125% due 07/15/2022 (i)	4,520	4,535
0.250% due 01/15/2025 (i)	1,531	1,506
0.625% due 07/15/2021 (i)	24,881	25,691
0.750% due 02/15/2042	1,498	1,420
0.750% due 02/15/2045	11,497	10,833
1.000% due 02/15/2046	2,142	2,153
1.750% due 01/15/2028	37,729	42,159
2.000% due 01/15/2026 (i)	72,584	81,828
2.500% due 01/15/2029	22,066	26,641
3.625% due 04/15/2028	7,472	9,834
U.S. Treasury Notes
1.750% due 09/30/2022 (i)(k)	3,200	3,136
1.875% due 10/31/2022 (g)	5,600	5,520
2.000% due 08/31/2021 (i)(k)	800	803
2.000% due 07/31/2022 (k)	1,200	1,195
2.125% due 05/15/2025 (k)	50	49

Total U.S. Treasury Obligations (Cost $347,840)		339,513

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
3.093% due 10/25/2035 ^	79	72
American Home Mortgage Investment Trust
3.293% due 02/25/2045	542	549
Banc of America Funding Trust
0.979% due 05/20/2035	3,747	3,505
3.027% due 05/25/2035	5,513	5,647
3.061% due 02/20/2036	354	351
Banc of America Mortgage Trust
2.984% due 02/25/2034	82	81
5.500% due 07/25/2035	163	161
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033	8	8
2.819% due 04/25/2033	24	24
2.920% due 03/25/2035	363	366
3.109% due 02/25/2033	25	24
3.128% due 03/25/2035	88	89
3.258% due 01/25/2035	65	64
3.321% due 07/25/2034	48	47
3.326% due 02/25/2034	65	65
3.343% due 10/25/2036 ^	1,376	1,178
Bear Stearns ALT-A Trust
1.296% due 08/25/2035	3,610	3,497
2.606% due 10/25/2033	30	28
2.990% due 10/25/2035	3,514	3,347
2.993% due 05/25/2035	1,541	1,490
3.149% due 09/25/2035	555	479
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	22	22
Chase Mortgage Finance Trust
3.017% due 02/25/2037	284	281
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036	261	266
Citigroup Commercial Mortgage Trust
1.280% due 07/15/2027	1,900	1,917
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	2,574	2,657
2.874% due 03/25/2034	48	47

Countrywide Alternative Loan Trust
0.919% due 02/20/2047 ^		3,634	2,549
0.926% due 05/25/2047		674	589
1.026% due 08/25/2035		3,659	2,383
1.567% due 12/25/2035		69	63
Countrywide Commercial Mortgage Trust
6.095% due 11/12/2043		715	723
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		90	78
2.784% due 03/25/2034		784	769
3.105% due 11/25/2034		666	659
3.156% due 02/20/2035		886	890
5.000% due 08/25/2019		14	14
Credit Suisse Commercial Mortgage Trust
6.062% due 02/15/2041		12,100	12,346
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		17	16
Eurohome UK Mortgages PLC
0.523% due 06/15/2044	GBP	1,904	2,198
Eurosail PLC
0.527% due 03/13/2045		5,076	6,049
0.533% due 12/15/2044		286	342
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$194	199
GSMSC Pass-Through Trust
5.500% due 10/26/2035		890	749
GSR Mortgage Loan Trust
3.010% due 09/25/2035		1,269	1,318
3.070% due 09/25/2035		172	179
HarborView Mortgage Loan Trust
0.926% due 01/19/2038		5,534	4,827
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032		26	23
IndyMac Mortgage Loan Trust
1.006% due 02/25/2037		10,900	7,211
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		3,700	3,721
5.420% due 01/15/2049		77	77
5.713% due 02/12/2049		34	34
JPMorgan Mortgage Trust
2.789% due 02/25/2034		43	43
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		143	149
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.564% due 08/15/2032		122	117
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		78	74
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		294	295
5.733% due 06/12/2050		116	117
Morgan Stanley Capital Trust
5.692% due 04/15/2049		3,263	3,271
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036		160	156
Morgan Stanley Re-REMIC Trust
5.793% due 08/15/2045		11,421	11,451
MortgageIT Trust
1.036% due 10/25/2035		1,111	1,025
Nomura Resecuritization Trust
0.784% due 12/26/2035		4,619	4,326
Prime Mortgage Trust
1.156% due 02/25/2034		87	83
Residential Funding Mortgage Securities, Inc. Trust
3.412% due 09/25/2035 ^		318	251
3.547% due 09/25/2035		762	669
ResLoC UK PLC
0.533% due 12/15/2043	GBP	1,556	1,773
RFTI Issuer Ltd.
2.454% due 08/15/2030		$2,977	2,975
Structured Adjustable Rate Mortgage Loan Trust
3.079% due 07/25/2034		213	212
Structured Asset Mortgage Investments Trust
0.946% due 09/25/2047		3,822	3,279
0.956% due 08/25/2036		429	397
0.986% due 07/19/2035		886	863
1.576% due 10/19/2033		38	34
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		11	11
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		203	203
Waldorf Astoria Boca Raton Trust
2.054% due 06/15/2029		3,000	3,012
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045		416	400
1.351% due 12/25/2046		100	85
1.767% due 11/25/2042		102	95
2.750% due 12/25/2036		2,453	2,104

Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036		1,113	1,113
3.004% due 11/25/2034		2,181	2,178
3.013% due 06/25/2035		107	110
3.027% due 07/25/2036 ^		1,991	1,917
3.040% due 01/25/2035		1,792	1,809
3.081% due 03/25/2035		203	203

Total Non-Agency Mortgage-Backed Securities (Cost $111,992)			119,068

ASSET-BACKED SECURITIES 7.8%
ACAS CLO Ltd.
2.232% due 10/25/2025		1,000	1,001
ACE Securities Corp. Home Equity Loan Trust
1.491% due 08/25/2035		2,414	2,400
ALESCO Preferred Funding Ltd.
1.328% due 12/23/2036		1,253	908
1.338% due 09/23/2036		1,884	1,385
1.748% due 09/23/2038		1,134	952
ARES CLO Ltd.
2.164% due 10/12/2023		3,400	3,401
Bosphorus CLO
0.838% due 11/10/2023	EUR	1,292	1,362
1.430% due 10/15/2025		5,678	5,998
Carlyle Global Market Strategies CLO Ltd.
2.000% due 07/15/2025		$500	500
Centex Home Equity Loan Trust
5.170% due 09/25/2034		37	38
Chapel BV
0.049% due 07/17/2066	EUR	3,852	3,988
CIFC Funding Ltd.
2.177% due 08/14/2024		$3,370	3,372
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036		537	334
1.376% due 12/25/2035		3,937	3,774
Countrywide Asset-Backed Certificates
0.896% due 06/25/2035		586	452
1.156% due 06/25/2036		8,500	7,160
Countrywide Asset-Backed Certificates Trust
1.254% due 08/25/2035		500	487
Dell Equipment Finance Trust
1.649% due 12/22/2017		1,411	1,413
Fremont Home Loan Trust
1.026% due 02/25/2036		1,000	682
1.546% due 12/25/2029		54	46
GoldenTree Loan Opportunities Ltd.
2.032% due 04/25/2025		500	500
GSAMP Trust
1.146% due 01/25/2036		6,000	5,229
2.406% due 10/25/2034		110	104
Hillmark Funding Ltd.
1.161% due 05/21/2021		1,510	1,505
Home Equity Loan Trust
0.886% due 04/25/2037		169	168
JPMorgan Mortgage Acquisition Trust
0.996% due 05/25/2036		280	276
1.016% due 05/25/2037		11,500	9,625
Long Beach Mortgage Loan Trust
0.911% due 08/25/2036		6,948	4,127
Malin CLO BV
0.015% due 05/07/2023	EUR	2,021	2,128
MASTR Specialized Loan Trust
1.016% due 02/25/2036		$847	759
1.016% due 06/25/2046		813	716
1.126% due 01/25/2037		383	218
Morgan Stanley ABS Capital, Inc. Trust
1.686% due 11/25/2034		3,873	3,601
Morgan Stanley Capital, Inc. Trust
0.936% due 03/25/2036		108	90
Navient Private Education Loan Trust
2.204% due 01/16/2035		3,714	3,744
Palmer Square CLO Ltd.
2.280% due 10/17/2025		3,800	3,793
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		1,906	1,887
Panther CDO BV
0.082% due 10/15/2084	EUR	1,095	1,145
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.556% due 12/25/2034		$1,352	1,214
Penta CLO S.A.
0.001% due 06/04/2024	EUR	178	187
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		$952	454
5.812% due 11/25/2036		5,070	2,974

Residential Asset Mortgage Products Trust
0.804% due 12/25/2035		902	701
1.116% due 02/25/2036		1,000	788
SLM Private Education Loan Trust
1.454% due 10/16/2023		80	80
Soundview Home Loan Trust
1.431% due 06/25/2035		1,860	1,732
Structured Asset Investment Loan Trust
1.656% due 05/25/2035		2,500	2,173
Structured Asset Securities Corp. Mortgage Loan Trust
0.966% due 02/25/2037		3,652	3,129
1.426% due 11/25/2035		500	406
THL Credit Wind River CLO Ltd.
2.322% due 01/18/2026		8,300	8,298
Tralee CLO Ltd.
2.231% due 07/20/2026		900	897
Tropic CDO Ltd.
1.310% due 04/15/2035		1,884	1,479
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		1,991	2,011
VOLT LLC
4.250% due 03/26/2046		2,788	2,814
Wells Fargo Home Equity Asset-Backed Securities Trust
1.006% due 07/25/2036		3,797	3,736

Total Asset-Backed Securities (Cost $109,639)			112,341

SOVEREIGN ISSUES 10.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,100	1,184
6.500% due 06/10/2019		$300	320
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	28,300	7,992
0.000% due 01/01/2018 (c)		24,800	6,838
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$17,000	17,052
Province of Ontario
1.100% due 10/25/2017		800	799
1.650% due 09/27/2019		12,000	11,932
2.000% due 01/30/2019		25,000	25,166
3.000% due 07/16/2018		25,000	25,568
3.150% due 06/02/2022	CAD	3,100	2,464
4.000% due 06/02/2021		2,000	1,640
4.400% due 06/02/2019		50,800	40,748
5.500% due 06/02/2018		300	238
Province of Quebec
3.500% due 07/29/2020		$600	632
3.500% due 12/01/2022	CAD	600	486
4.250% due 12/01/2021		10,600	8,836
4.500% due 12/01/2020		900	747

Total Sovereign Issues (Cost $163,636)			152,642

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		4,000	4,790

Total Preferred Securities (Cost $4,120)			4,790

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%
CERTIFICATES OF DEPOSIT 5.2%
Barclays Bank PLC
1.745% due 11/06/2017		$7,600	7,607
1.751% due 09/08/2017		7,600	7,612
Credit Suisse AG
1.753% due 09/12/2017		5,100	5,107
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		2,100	2,104
Mizuho Bank Ltd.
1.653% due 12/12/2017		8,800	8,804
Natixis S.A.
1.688% due 09/25/2017		4,300	4,315
1.688% due 10/02/2017		10,900	10,922
Norinchukin Bank
1.589% due 10/10/2017		7,500	7,518
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		4,900	4,908
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		8,300	8,314
1.723% due 09/18/2017		6,900	6,913

			74,124

COMMERCIAL PAPER 3.9%
Autonation, Inc.
1.320% due 01/09/2017		5,900	5,898
Comcast Corp.
1.066% due 01/24/2017		5,700	5,696
1.076% due 01/27/2017		4,300	4,297
ENI Finance USA, Inc.
1.806% due 10/02/2017		4,400	4,349
Enterprise Products Operating LLC
1.088% due 01/23/2017		3,000	2,998
1.106% due 01/23/2017		5,500	5,497
Hitachi Capital America Corp.
1.126% due 01/11/2017		3,400	3,399
1.136% due 01/06/2017		3,700	3,699
Mondelez International, Inc.
1.076% due 01/25/2017		5,700	5,696
Natixis NY
1.434% due 07/03/2017		4,700	4,669
Sempra Energy Holdings
1.107% due 01/24/2017		2,400	2,399
Standard Chartered Bank
1.465% due 07/03/2017		3,800	3,774
Wyndham Worldwide
1.349% due 01/04/2017		4,000	3,999

			56,370

REPURCHASE AGREEMENTS (f) 0.2%			2,584

SHORT-TERM NOTES 0.2%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		3,000	3,017

JAPAN TREASURY BILLS 6.2%
(0.320)% due 01/10/2017 - 03/27/2017 (b)(c)	JPY	10,430,000	89,285

U.S. TREASURY BILLS 0.9%
0.455% due 01/12/2017 - 03/09/2017 (b)(c)(g)(i)(k)		$13,355	13,348

Total Short-Term Instruments (Cost $243,626)			238,728

Total Investments in Securities (Cost $1,720,715)			1,706,416

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	521,000	5,150

Total Short-Term Instruments (Cost $5,150)		5,150

Total Investments in Affiliates (Cost $5,150)		5,150

Total Investments 119.5% (Cost $1,725,865)		$1,711,566
Financial Derivative Instruments (h)(j) 0.8% (Cost or Premiums, net $(4,766))		12,015
Other Assets and Liabilities, net (20.3)%		(291,785)

Net Assets 100.0%		$1,431,796

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,584	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,637)	$2,584	$2,584

Total Repurchase Agreements						$(2,637)	$2,584	$2,584

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.300%	12/23/2016	01/06/2017	$(978)	$(979)
BSN	0.810	11/01/2016	01/03/2017	(6,971)	(6,981)
	0.820	11/02/2016	01/05/2017	(12,993)	(13,012)
GRE	0.930	12/23/2016	01/03/2017	(2,071)	(2,071)
	0.970	11/03/2016	01/04/2017	(4,517)	(4,524)
JPS	0.790	12/16/2016	03/15/2017	(19,197)	(19,204)

Total Reverse Repurchase Agreements					$(46,771)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.040%	11/08/2016	01/06/2017	$(39,070)	$(39,134)
	1.110	11/21/2016	01/20/2017	(18,305)	(18,330)
TDM	0.880	10/25/2016	01/12/2017	(10,640)	(10,658)

Total Sale-Buyback Transactions					$(68,122)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(78,473) at a weighted average interest rate of 0.722%.
(4)	Payable for sale-buyback transactions includes $(15) of deferred price drop.

(g)	Securities with an aggregate market value of $105,143 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note April Futures	$94.000	03/24/2017	176	$2	$1
Put - CBOT U.S. Treasury 5-Year Note April Futures	96.000	03/24/2017	1,354	12	6
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	250	2	1
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.500	02/24/2017	224	2	6
Put - CBOT U.S. Treasury 10-Year Note April Futures	94.000	03/24/2017	1,610	14	11
Put - CBOT U.S. Treasury 10-Year Note April Futures	100.000	03/24/2017	746	6	5
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	587	5	4
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	481	4	3
Put - CBOT U.S. Treasury 10-Year Note April Futures	104.000	03/24/2017	153	1	1

				$48	$38

Total Purchased Options				$48	$38

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	429	$(19)	$0	$(11)
3-Month Euribor March Futures	Short	03/2018	306	(4)	0	(4)
90-Day Eurodollar December Futures	Short	12/2017	240	273	0	(6)
90-Day Eurodollar March Futures	Short	03/2017	667	4	0	(8)
90-Day Eurodollar September Futures	Short	09/2017	393	469	0	(10)
Canada Government 10-Year Bond March Futures	Short	03/2017	243	278	0	(22)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	27	(73)	8	(13)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	584	1,438	338	(276)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	638	(1,150)	302	(316)
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	423	0	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	5,886	(3,024)	966	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	3,945	(2,948)	1,356	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	123	(172)	0	(92)
United Kingdom Long Gilt March Futures	Short	03/2017	204	(530)	10	(209)

Total Futures Contracts				$(5,458)	$2,980	$(967)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation	Asset	Liability
Volkswagen International Finance NV	1.000%	06/20/2017	0.247%	EUR	5,500	$23	$15	$1	$0
Volkswagen International Finance NV	1.000	12/20/2017	0.289		3,400	26	1	0	0

						$49	$16	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	14,700	$(810)	$(136)	$0	$(33)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		1,100	107	122	0	(9)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	USD	12,200	(229)	(374)	0	(36)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		34,700	(346)	233	0	(20)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		27,800	(130)	694	0	(23)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021		47,500	823	909	0	(36)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		68,700	1,528	1,683	0	(77)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		87,800	(950)	(1,405)	0	(127)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,800	(23)	23	0	(5)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		21,800	94	184	0	(69)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		23,810	1,259	1,872	0	(79)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		700	58	(3)	0	(2)
Receive	3-Month USD-LIBOR	2.250	12/21/2036		8,800	496	177	0	(52)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		139,000	(3,739)	1,730	0	(1,183)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		5,700	123	222	0	(50)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		22,700	549	168	0	(90)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		9,000	538	229	0	(66)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		3,100	(68)	(170)	0	(52)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		3,420,000	(326)	(80)	0	(72)

						$(1,046)	$6,078	$0	$(2,081)

Total Swap Agreements						$(997)	$6,094	$1	$(2,081)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $42,583 and cash of $8,497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	7,597		$5,468	$0	$(14)
	01/2017	KRW	1,910,610		1,633	50	0
	01/2017		$2,881	AUD	4,000	5	0
	01/2017		1,354	MYR	6,052	0	(5)
	02/2017		5,465	AUD	7,597	13	0
	03/2017	TWD	148,913		$4,663	68	0
BOA	01/2017	BRL	17,440		5,345	0	(14)
	01/2017	DKK	97,869		14,983	1,126	0
	01/2017	JPY	190,000		1,883	257	0
	01/2017	SGD	25,831		18,307	472	0
	01/2017	TWD	126,394		3,919	11	(10)
	01/2017		$5,023	BRL	17,440	335	0
	01/2017		25,517	EUR	24,536	314	0
	01/2017		3,287	KRW	3,864,526	0	(86)
	01/2017		19,459	SGD	27,946	0	(163)
	01/2017		2,615	TWD	83,165	0	(35)
	02/2017	EUR	24,536		$25,553	0	(313)
	02/2017	TWD	16,968		525	2	0
	02/2017		$799	BRL	2,646	8	0
	02/2017		1,619	RUB	105,753	85	0
	03/2017	JPY	380,000		$3,386	125	0
	03/2017	SGD	21,202		14,666	31	0
	03/2017	TWD	83,113		2,615	49	0
	04/2017	DKK	40,214		6,104	381	0
BPS	01/2017	GBP	18,593		23,250	334	0
	01/2017		$4,840	EUR	4,550	0	(50)
	01/2017		5,058	GBP	4,061	0	(53)
	02/2017	CHF	2,643		$2,588	0	(14)
	02/2017	GBP	5,391		6,727	76	0
	02/2017	JPY	150,000		1,383	96	0
	02/2017		$1,516	CHF	1,525	0	(15)
	02/2017		6,247	JPY	661,700	0	(573)
	02/2017		16,665	MXN	332,195	88	(815)
	01/2018	BRL	281		$82	3	0
BRC	01/2017		$1,863	KRW	2,190,965	0	(48)
	02/2017	JPY	40,000		$369	26	0
	02/2017	MXN	61,386		2,991	46	0
	02/2017		$1,310	JPY	149,800	0	(25)
	02/2017		2,536	MXN	52,800	0	(3)
	03/2017	JPY	110,000		$939	0	(7)
	07/2017	DKK	25,500		3,890	243	0
CBK	01/2017		31,325		4,736	300	0
	01/2017	EUR	243		255	0	0
	01/2017	GBP	4,515		5,697	132	0
	01/2017	JPY	140,000		1,388	189	0
	01/2017	KRW	5,198,899		4,545	239	0
	01/2017		$3,877	AUD	5,203	0	(123)
	01/2017		762	EUR	719	0	(5)
	01/2017		6,318	KRW	7,256,176	0	(308)
	02/2017	AUD	11,702		$9,018	582	0
	02/2017	JPY	3,350,000		31,682	2,961	0
	02/2017	MXN	60,239		2,916	26	0
	02/2017		$2,431	MXN	50,700	2	0
	03/2017	JPY	3,890,000		$34,456	1,073	(8)
	03/2017	TWD	97,044		3,072	76	0
	03/2017		$2,953	TWD	94,215	0	(45)
DUB	01/2017	BRL	74,188		$17,316	0	(5,478)
	01/2017	KRW	630,170		537	15	0
	01/2017	SGD	3,230		2,237	7	0
	01/2017		$17,732	BRL	74,188	5,062	0
	01/2017		500	KRW	590,025	0	(11)
	01/2017		2,256	SGD	3,195	0	(50)
	02/2017		1,086	MXN	20,838	0	(86)
	01/2018	BRL	3,200		$845	0	(58)
FBF	01/2017		16,560		4,941	0	(147)
	01/2017	KRW	4,383,379		3,780	149	0
	01/2017		$5,081	BRL	16,560	7	0
	02/2017	MXN	39,772		$1,935	27	0
	02/2017	RUB	230,677		3,559	0	(158)
	02/2017		$6,046	MXN	113,953	0	(579)
	03/2017	TWD	525,625		$16,678	453	0
GLM	01/2017	EUR	21,860		23,320	305	0
	01/2017	KRW	4,339,603		3,698	103	0
	01/2017		$3,004	GBP	2,409	0	(35)
	01/2017		3,594	KRW	4,082,874	0	(212)
	02/2017	JPY	662,600		$6,452	770	0
	02/2017	NZD	7,322		5,317	237	0
	02/2017	RUB	226,578		3,492	0	(159)
	02/2017		$4,811	CHF	4,823	0	(62)
	02/2017		13,853	MXN	287,136	0	(78)
	02/2017		4,874	NZD	6,948	0	(54)
HUS	01/2017	KRW	4,142,998		$3,538	107	0
	01/2017	SGD	1,252		898	33	0
	01/2017	TWD	121,875		3,829	47	0
	01/2017		$1,017	CAD	1,332	0	(25)
	01/2017		3,048	DKK	20,265	0	(178)
	01/2017		152	INR	10,259	0	(1)
	01/2017		2,145	KRW	2,507,055	0	(68)
	01/2017		3,767	TWD	121,875	14	0
	02/2017	MXN	304,581		$15,898	1,286	0
	02/2017	RUB	83,890		1,296	0	(56)
	03/2017	TWD	153,369		4,821	88	0
	10/2017	DKK	121,253		18,569	1,133	0
IND	01/2017		$8,280	GBP	6,763	55	0
	02/2017	GBP	6,763		$8,285	0	(56)
JPM	01/2017	AUD	2,812		2,068	39	0
	01/2017	BRL	2,700		828	0	(1)
	01/2017	EUR	7,702		8,200	92	0
	01/2017	JPY	180,000		1,783	243	0
	01/2017	KRW	50,541,423		44,692	2,828	0
	01/2017	SGD	1,570		1,099	15	0
	01/2017		$3,841	AUD	5,206	0	(85)
	01/2017		785	BRL	2,700	45	0
	01/2017		10,714	GBP	8,547	0	(180)
	01/2017		20,059	KRW	23,506,584	0	(588)
	01/2017		1,032	MYR	4,496	0	(30)
	01/2017		1,443	SGD	2,057	0	(23)
	01/2017		186	THB	6,693	1	0
	01/2017		1,348	TWD	43,230	0	(11)
	02/2017	CHF	3,388		$3,340	4	0
	02/2017	GBP	884		1,095	5	0
	02/2017	ILS	428		113	2	0
	02/2017	MXN	160,674		7,709	21	(20)
	02/2017		$10,763	JPY	1,222,300	0	(283)
	02/2017		9,846	MXN	204,771	22	(44)
	02/2017		6,122	RUB	405,715	415	0
	03/2017	JPY	1,490,000		$13,200	412	0
	03/2017	THB	6,693		185	0	(1)
	03/2017	TWD	328,304		10,261	127	0
	10/2017	BRL	3,000		814	0	(47)
	10/2017	DKK	20,875		3,199	198	0
	01/2018	BRL	21,400		5,869	0	(169)
	01/2018		$81	BRL	281	0	(2)
NGF	03/2017	TWD	33,433		$1,066	34	0
SCX	01/2017	CAD	75,527		55,988	0	(267)
	01/2017	KRW	10,234,748		8,774	296	0
	01/2017	MYR	12,725		3,033	197	0
	01/2017	SGD	3,099		2,139	0	(1)
	01/2017		$4,565	KRW	5,266,120	0	(203)
	01/2017		518	MYR	2,268	0	(13)
	01/2017		1,253	SGD	1,784	0	(21)
	03/2017	TWD	99,189		$3,115	54	0
	10/2017	BRL	25,300		6,875	0	(384)
SOG	01/2017	TWD	38,786		1,199	0	(4)
	01/2017		$475	KRW	558,363	0	(12)
	01/2017		1,214	TWD	38,786	0	(11)
	02/2017	MXN	119,579		$5,772	36	0
	03/2017	TWD	133,738		4,183	56	0
TOR	01/2017	BRL	43,315		12,902	0	(406)
	01/2017		$12,594	BRL	43,315	714	0
	01/2017		55,049	CAD	74,195	213	0
	02/2017	CAD	74,195		$55,069	0	(212)
	03/2017	SGD	8,337		5,755	1	0
	01/2018	BRL	200		53	0	(4)
UAG	01/2017	KRW	2,489,743		2,122	60	0
	01/2017	THB	6,693		190	3	0
	01/2017		$1,640	GBP	1,328	0	(4)
	01/2017		28,548	KRW	34,048,885	0	(344)
	02/2017	JPY	510,000		$4,706	331	0
	02/2017	TWD	40,574		1,255	4	0
	03/2017	KRW	34,048,885		28,564	367	0
	04/2017	DKK	77,568		11,790	751	0
	10/2017		50,170		7,657	443	0

Total Forward Foreign Currency Contracts						$27,751	$(13,653)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$2,500	$245	$172
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	17,900	254	135
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	574

							$1,288	$881

Total Purchased Options							$1,288	$881

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	3.400	01/05/2017	$3,600	$(41)	$(1)
FBF	Call - OTC USD versus BRL		3.350	01/20/2017	5,700	(106)	(41)
	Call - OTC USD versus BRL		3.700	02/23/2017	3,100	(43)	(7)
	Call - OTC USD versus BRL		6.300	01/11/2018	4,100	(218)	(12)
GLM	Call - OTC USD versus BRL		3.450	01/19/2017	2,900	(36)	(7)
JPM	Call - OTC USD versus BRL		3.700	01/18/2017	2,700	(29)	0

						$(473)	$(68)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.975%	02/08/2017	$44,600	$(277)	$(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	02/08/2017	44,600	(321)	(452)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(250)	(158)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	17,900	(93)	(11)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	17,900	(162)	(51)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(498)

							$(1,888)	$(1,188)

Options on Securities

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$	101.703	01/11/2017	$9,700	$(37)	$(10)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047		102.941	01/11/2017	5,000	(19)	(8)

						$(56)	$(18)

Total Written Options						$(2,417)	$(1,274)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	1.000%	06/20/2017	0.504%	EUR	3,200	$0	$9	$9	$0
CBK	Mexico Government International Bond	1.000	12/20/2019	0.972		$5,100	18	(12)	6	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		300	(1)	4	3	0
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		11,600	(13)	140	127	0

							$4	$141	$145	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$1,400	$(43)	$35	$0	$(8)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	193	0	1	1	0
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	23,800	(961)	441	0	(520)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	3	3	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,800	(648)	537	0	(111)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	1,600	(50)	41	0	(9)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,200	(535)	453	0	(82)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	14,600	(591)	272	0	(319)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	5,400	(861)	100	0	(761)

					$(3,689)	$1,883	$4	$(1,810)

Total Swap Agreements					$(3,685)	$2,024	$149	$(1,810)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $3,484 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,177	$0	$5,177
Corporate Bonds & Notes
Banking & Finance	0	324,576	0	324,576
Industrials	0	36,065	0	36,065
Utilities	0	34,874	0	34,874
Municipal Bonds & Notes
Alabama	0	4,039	0	4,039
California	0	8,347	0	8,347
Illinois	0	4,993	0	4,993
New York	0	680	0	680
U.S. Government Agencies	0	320,583	0	320,583
U.S. Treasury Obligations	0	339,513	0	339,513
Non-Agency Mortgage-Backed Securities	0	119,068	0	119,068
Asset-Backed Securities	0	112,341	0	112,341
Sovereign Issues	0	152,642	0	152,642
Preferred Securities
Banking & Finance	0	4,790	0	4,790
Short-Term Instruments
Certificates of Deposit	0	74,124	0	74,124
Commercial Paper	0	56,370	0	56,370
Repurchase Agreements	0	2,584	0	2,584
Short-Term Notes	0	3,017	0	3,017
Japan Treasury Bills	0	89,285	0	89,285
U.S. Treasury Bills	0	13,348	0	13,348
	$0	$1,706,416	$0	$1,706,416

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,150	$0	$0	$5,150

Total Investments	$5,150	$1,706,416	$0	$1,711,566

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,980	39	0	3,019
Over the counter	0	28,781	0	28,781
	$2,980	$28,820	$0	$31,800

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(967)	(2,081)	0	(3,048)
Over the counter	0	(16,737)	0	(16,737)

	$(967)	$(18,818)	$0	$(19,785)

Total Financial Derivative Instruments	$2,013	$10,002	$0	$12,015

Totals	$7,163	$1,716,418	$0	$1,723,581

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 175.9%
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.3%
PHH Corp.
7.375% due 09/01/2019		$5,000	$5,400
Preferred Term Securities Ltd.
1.263% due 03/22/2037		442	347
1.263% due 09/22/2037		4,910	3,731
1.313% due 03/22/2038		2,325	1,802
1.343% due 09/23/2035		1,223	1,034
1.543% due 03/23/2035		4,000	2,240
SLM Student Loan Trust
0.927% due 03/15/2038	GBP	3,712	4,143
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,660

Total Corporate Bonds & Notes (Cost $29,202)			30,357

U.S. GOVERNMENT AGENCIES 83.0%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,350	969
0.182% due 01/25/2018 (a)		55,483	17
0.238% due 01/25/2044 (a)		11,610	107
0.855% due 09/25/2022 (a)		127,041	4,738
1.356% due 02/25/2024		11	11
1.500% due 03/25/2042		2,291	1,787
1.606% due 07/25/2038		2,010	2,032
1.748% due 10/25/2046 (a)		1,611	87
1.815% due 07/25/2044 (a)		4,990	261
1.868% due 09/25/2045 (a)		4,487	270
1.870% due 10/25/2045 (a)		6,586	422
1.910% due 07/25/2045 (a)		21,796	1,455
1.916% due 04/25/2055 (a)		7,643	447
1.920% due 07/25/2052 (a)		5,118	326
1.943% due 07/25/2044 (a)		6,511	356
1.992% due 03/25/2045 (a)		4,835	306
2.000% due 12/25/2042		79	47
2.006% due 01/25/2045 (a)		6,721	461
2.072% due 08/25/2054 (a)		3,176	198
2.096% due 08/25/2044 (a)		5,668	402
2.143% due 08/25/2055 (a)		4,834	290
2.480% due 01/01/2035		1,336	1,410
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		9,644	806
2.715% due 12/01/2034		595	623
2.720% due 06/01/2035		179	189
2.775% due 01/01/2035		615	650
2.990% due 09/01/2025 (g)		6,990	7,026
3.000% due 09/25/2022 - 12/01/2046		41,213	39,404
3.000% due 03/25/2023 - 05/25/2046 (a)		151,112	20,519
3.192% due 12/01/2035 (g)		3,026	3,185
3.244% due 01/25/2033		3,525	3,036
3.320% due 01/01/2029		19,193	19,281
3.330% due 07/01/2022		1,894	1,975
3.360% due 02/24/2047 (c)		11,385	11,379
3.440% due 02/01/2032 (g)		12,800	12,899
3.477% due 08/25/2043		69	74
3.490% due 07/01/2026 (g)		4,198	4,352
3.500% due 10/25/2027 - 08/25/2046 (a)		56,969	7,912
3.500% due 12/01/2039 - 07/01/2045 (g)		15,053	15,471
3.500% due 01/25/2041 - 11/25/2045		14,181	14,012
3.600% due 08/01/2023		452	474
3.619% due 05/25/2042		60	63
3.690% due 08/01/2023 (g)		3,646	3,860
3.750% due 05/25/2033		34	36
3.765% due 12/01/2025 (g)		4,500	4,749
4.000% due 02/25/2024 - 07/25/2044 (a)		19,265	3,244
4.000% due 06/01/2033 - 12/25/2046		9,171	9,583
4.000% due 08/01/2033 - 06/01/2043 (g)		18,418	19,535
4.500% due 05/25/2025 (a)		3,626	137
4.500% due 04/01/2031 - 01/01/2042		5,119	5,524
4.500% due 04/01/2040 - 07/01/2042 (g)		10,360	11,242
4.540% due 10/25/2042		1,470	1,337
4.756% due 05/25/2025		180	188
4.844% due 06/25/2044 - 03/25/2045 (a)		150,537	24,690
5.000% due 04/25/2033 - 07/25/2040		500	542

5.194% due 10/25/2043 (a)	39,918	9,591
5.225% due 03/25/2043	1,974	1,841
5.344% due 06/25/2037 - 03/25/2043 (a)	8,002	1,574
5.364% due 01/25/2043 (a)	30,731	6,477
5.394% due 05/25/2042 - 11/25/2042 (a)	22,463	4,061
5.444% due 06/25/2040 (a)	6,806	781
5.494% due 03/25/2024 - 02/25/2043 (a)	61,139	11,071
5.500% due 02/25/2029 - 01/25/2032 (a)	450	79
5.500% due 07/25/2034 - 11/01/2036	3,521	3,911
5.674% due 03/25/2042 (a)	5,721	1,159
5.894% due 08/25/2018 - 04/25/2037 (a)	25,434	1,832
5.914% due 01/25/2018 (a)	8,389	166
5.944% due 10/25/2026 - 08/25/2040 (a)	10,195	1,343
5.994% due 09/25/2039 (a)	244	44
6.000% due 02/25/2033 (a)	376	78
6.000% due 02/25/2034	152	182
6.044% due 11/25/2036 (a)	3,088	598
6.144% due 04/25/2038 (a)	1,764	330
6.300% due 06/25/2031	51	53
6.500% due 03/01/2017	4	4
6.500% due 04/25/2038 (a)	856	212
6.644% due 08/25/2033	919	967
6.796% due 10/25/2043	6,229	6,223
6.944% due 08/25/2034 (a)	1,596	318
7.000% due 12/25/2023 - 03/25/2049	83	95
7.569% due 11/25/2042 - 05/25/2043	1,018	998
7.894% due 10/25/2045	1,804	1,777
8.344% due 07/25/2033	1,959	2,230
8.467% due 10/25/2041	1,533	1,659
8.567% due 11/25/2041	4,179	4,308
8.588% due 06/25/2043	8,028	8,138
10.089% due 08/25/2043	2,040	2,081
11.148% due 03/25/2040	472	584
12.976% due 05/25/2043	994	1,112
15.796% due 09/25/2024	24	28
17.661% due 09/25/2023	6	8
22.496% due 12/25/2036	164	242
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2047	66,900	64,652
3.000% due 01/01/2032 - 02/01/2047	600,150	599,216
3.500% due 01/01/2047 - 02/01/2047	512,750	524,832
4.000% due 02/01/2047	13,500	14,168
4.500% due 01/01/2047	350	376
5.000% due 01/01/2047	4,000	4,357
6.000% due 01/01/2047	2,000	2,265
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(e)	5,558	4,764
0.000% due 11/15/2032 (b)(e)(g)	13,447	10,391
0.543% due 08/25/2022 (a)	109,584	2,743
0.877% due 09/25/2022 (a)	46,001	1,845
0.883% due 01/15/2038 - 10/15/2038 (g)	29,719	29,556
1.279% due 08/25/2019 (a)	146,932	4,469
1.358% due 11/25/2019 (a)	96,828	3,388
1.675% due 10/15/2037 (a)	1,882	111
1.712% due 10/15/2037 (a)	615	33
1.885% due 03/15/2037 (a)	1,874	125
1.892% due 10/15/2037 (a)	21,051	1,335
1.900% due 05/15/2037 (a)	1,172	85
1.953% due 11/15/2036 (a)	4,304	292
1.982% due 06/15/2038 (a)	2,667	178
1.983% due 01/15/2038 (a)	13,830	815
2.019% due 11/15/2038 (a)	5,597	394
2.030% due 08/15/2041 (a)	1,668	110
2.085% due 10/15/2038 (a)	15,890	904
2.094% due 10/15/2041 (a)	3,761	238
2.129% due 02/15/2038 (a)	3,085	227
2.217% due 02/15/2038 (a)	4,192	274
2.272% due 08/15/2036 (a)	3,130	203
2.500% due 09/15/2027 - 03/15/2031 (a)	22,540	2,134
2.750% due 06/15/2041	7,685	7,839
2.791% due 09/01/2037 (g)	7,185	7,614
3.000% due 04/15/2027 - 01/15/2046 (a)	36,509	3,937
3.000% due 06/15/2036 - 07/15/2044	14,234	13,375
3.500% due 03/15/2035 - 12/15/2045	7,213	6,954
3.500% due 11/15/2045 (a)	2,781	461
3.500% due 04/15/2054 - 05/15/2054 (g)	36,985	34,207
4.000% due 04/15/2019 - 02/15/2045	8,033	8,516
4.000% due 12/01/2040 - 06/15/2044 (g)	18,918	19,840
4.000% due 04/15/2043 - 01/15/2046 (a)	26,880	5,375
4.006% due 05/25/2025	300	311
4.056% due 10/25/2027	250	262
4.500% due 04/01/2019 - 11/15/2040	1,711	1,862
4.500% due 12/01/2041 (g)	5,041	5,465
4.500% due 07/15/2042 (a)	7,228	1,504
4.500% due 04/15/2044	9,747	9,713
4.660% due 11/15/2042	2,353	2,246
4.735% due 03/15/2045	1,188	1,158

4.944% due 02/15/2033	3,068	3,022
5.000% due 05/15/2019 - 12/15/2044	4,450	4,493
5.186% due 09/15/2043 (a)	31,019	6,458
5.296% due 06/15/2018 - 05/15/2042 (a)	9,807	1,811
5.396% due 08/15/2043 (a)	15,909	2,892
5.496% due 01/15/2033 - 06/15/2044 (a)	15,888	2,794
5.500% due 02/15/2033 - 05/15/2041	2,959	3,295
5.726% due 02/15/2037 (a)	1,389	262
5.896% due 01/15/2041 (a)	1,143	190
5.946% due 02/15/2032 - 03/15/2035 (a)	3,558	529
5.996% due 10/15/2034 - 07/15/2042 (a)	7,118	1,198
6.000% due 07/15/2035	396	503
6.000% due 03/15/2044 (a)	918	209
6.046% due 03/15/2037 (a)	1,553	225
6.643% due 12/15/2042	1,856	1,717
6.952% due 12/15/2023 (a)	811	107
7.000% due 03/01/2039	84	100
7.296% due 06/15/2031 (a)	353	78
7.359% due 09/17/2032	60	62
7.500% due 06/15/2042	1,783	1,993
7.894% due 07/15/2037 - 08/15/2045	9,491	9,469
8.340% due 05/15/2024 (a)	431	82
8.392% due 10/15/2040	360	363
8.467% due 09/15/2041	2,125	2,124
8.492% due 01/15/2041	468	562
9.956% due 10/25/2027	250	305
10.622% due 05/15/2035	302	355
11.139% due 05/15/2033	34	41
11.506% due 03/25/2025	692	813
11.592% due 05/15/2033	11	13
12.348% due 02/15/2041	894	953
13.122% due 04/15/2043	1,769	2,208
13.533% due 05/15/2041	968	1,185
14.213% due 10/15/2033	559	734
14.839% due 11/15/2034	18	25
15.752% due 05/15/2035	300	344
17.436% due 10/15/2023	73	97
Freddie Mac, TBA
3.500% due 02/01/2047	1,000	1,022
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	6,483	5,664
0.271% due 04/16/2053 (a)	2,375	41
0.322% due 05/16/2050 (a)	14,517	190
0.522% due 12/16/2043 (a)	1,573	3
0.684% due 08/16/2048 (a)	17,261	604
0.980% due 11/20/2060	1,536	1,526
1.030% due 03/20/2061	850	846
1.050% due 08/20/2062	1,485	1,481
1.087% due 09/20/2045 (a)	11,050	369
1.194% due 06/20/2043 (a)	7,436	276
1.242% due 06/20/2042 (a)	9,809	342
1.280% due 09/20/2065	3,155	3,135
1.284% due 08/20/2045 (a)	4,585	153
1.292% due 06/20/2042 (a)	9,263	328
1.510% due 12/16/2043 (a)	344	3
1.580% due 02/20/2066	4,781	4,823
1.660% due 05/16/2053 (a)	892	44
1.945% due 12/20/2042	2,612	2,453
2.250% due 07/16/2045	3,361	2,677
2.500% due 03/20/2045	2	2
3.000% due 05/20/2039 - 02/20/2043 (a)	10,926	1,337
3.500% due 01/20/2041 - 09/20/2046 (a)	61,338	11,002
3.500% due 02/20/2043 - 04/20/2043	1,995	1,838
4.000% due 07/20/2039 - 11/20/2046	5,321	5,251
4.000% due 05/20/2044 - 10/16/2044 (a)	5,793	1,060
4.500% due 07/20/2039 - 04/20/2044	3,303	3,455
4.500% due 12/16/2041 - 03/16/2043 (a)	3,865	689
4.500% due 12/20/2041 - 05/20/2044 (g)	4,278	4,518
4.811% due 01/20/2044	4,000	3,573
5.000% due 08/20/2034 - 11/20/2045	3,822	4,187
5.000% due 09/20/2038 - 05/16/2043 (a)	4,735	692
5.341% due 11/20/2045 (a)	16,770	3,500
5.343% due 06/16/2039 (a)	3,408	542
5.361% due 07/20/2043 (a)	792	48
5.393% due 11/16/2034 (a)	1,144	181
5.500% due 02/20/2034 - 04/20/2040	808	854
5.500% due 11/16/2037 (a)	143	17
5.511% due 02/20/2042 (a)	1,033	99
5.541% due 07/20/2042 (a)	23,331	3,017
5.841% due 10/20/2033 (a)	1,760	301
6.000% due 06/20/2037 - 06/20/2041	1,137	1,294
6.500% due 03/15/2035 (g)	1,138	1,332
7.500% due 11/15/2030	30	33
7.842% due 02/20/2045	2,210	2,349
7.894% due 09/20/2045	936	962
8.000% due 05/17/2034	253	273
8.122% due 12/20/2040	4,000	4,420
14.913% due 10/20/2045	4,764	5,640

Ginnie Mae, TBA
3.000% due 01/01/2047		14,500	14,672
3.500% due 01/01/2047		3,000	3,118
4.000% due 01/01/2047 - 02/01/2047		87,500	92,847

Total U.S. Government Agencies (Cost $1,994,050)			1,996,365

U.S. TREASURY OBLIGATIONS 24.4%
U.S. Treasury Notes
1.125% due 08/31/2021 (g)(k)		110,140	106,331
1.250% due 10/31/2021 (g)		33,500	32,456
1.500% due 08/15/2026 (g)		14,000	12,856
1.625% due 10/31/2023 (g)		50,050	48,101
1.750% due 11/30/2021 (g)		172,000	170,569
2.000% due 11/15/2026 (g)		118,000	113,366
2.125% due 11/30/2023 (g)		75,850	75,264
2.250% due 12/31/2023		27,750	27,732

Total U.S. Treasury Obligations (Cost $591,622)			586,675

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.9%
American Home Mortgage Assets Trust
0.874% due 08/25/2037 ^		11,572	5,956
3.150% due 01/25/2036		1,997	1,373
American Home Mortgage Investment Trust
0.984% due 03/25/2046		12,566	10,502
3.278% due 06/25/2045		610	599
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		4,078	3,131
Banc of America Commercial Mortgage Trust
5.889% due 07/10/2044		5	5
Banc of America Funding Trust
2.543% due 01/26/2037		5	5
3.211% due 01/20/2047 ^		22	19
3.338% due 02/20/2036		1,823	1,467
6.000% due 09/25/2036		47	46
Banc of America Mortgage Trust
3.182% due 04/25/2035 ^		601	559
3.257% due 05/25/2034		146	146
3.315% due 06/25/2034		191	186
3.471% due 11/20/2046 ^		322	267
Banc of America Re-REMIC Trust
5.781% due 12/24/2049		321	324
Bancaja Fondo de Titulizacion de Activos
0.055% due 02/20/2036	EUR	1,579	1,643
BCAP LLC Trust
0.762% due 01/26/2037		$5,652	4,205
2.228% due 10/26/2035		2,068	2,068
3.087% due 01/26/2034		733	723
3.230% due 12/26/2037		475	441
4.000% due 03/26/2036		2,323	2,323
Bear Stearns Adjustable Rate Mortgage Trust
3.145% due 10/25/2036 ^		508	443
3.291% due 10/25/2034		77	77
3.431% due 12/25/2046 ^		1,695	1,495
Bear Stearns ALT-A Trust
0.916% due 02/25/2034		77	71
1.076% due 08/25/2036 ^		14,548	11,885
1.256% due 01/25/2036 ^		2,525	2,240
3.110% due 08/25/2036 ^		9,099	6,355
3.221% due 04/25/2035		197	175
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,310	1,311
Bear Stearns Mortgage Funding Trust
0.986% due 09/25/2046 ^		216	186
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		6,510	5,131
Celtic Residential Irish Mortgage Securitisation PLC
0.031% due 12/14/2048	EUR	1,688	1,762
0.098% due 04/10/2048		4,729	4,869
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$125,109	1
Chase Mortgage Finance Trust
3.042% due 02/25/2037		234	234
Citigroup Commercial Mortgage Trust
1.280% due 07/15/2027		4,300	4,338
5.733% due 06/14/2050		409	410
Citigroup Mortgage Loan Trust, Inc.
2.990% due 03/25/2036 ^		141	132
3.040% due 05/25/2035		34	34
6.000% due 08/25/2037		4,273	3,421
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.274% due 07/15/2044		5,500	5,494

Commercial Mortgage Trust
1.742% due 12/10/2045 (a)		7,087	474
2.867% due 02/10/2048		5,000	3,835
3.424% due 03/10/2031		10,000	10,275
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		92	78
Countrywide Alternative Loan Trust
0.876% due 06/25/2036		6,850	5,580
0.936% due 11/25/2036		10,336	9,169
0.946% due 09/25/2046 ^		4,482	3,468
1.059% due 11/20/2035		656	548
1.156% due 06/25/2036 ^		33	19
1.456% due 05/25/2036		358	181
1.967% due 08/25/2035		10,676	9,281
2.067% due 09/25/2035		965	867
2.847% due 03/25/2047 ^		270	230
2.943% due 05/25/2036		6,001	4,762
4.494% due 02/25/2035 (a)		1,057	36
6.000% due 07/25/2036 ^		33,425	24,492
6.000% due 04/25/2037 ^		1,710	1,218
6.000% due 04/25/2037		7,443	5,860
6.194% due 10/25/2037 (a)		10,714	2,925
Countrywide Asset-Backed Certificates
0.996% due 04/25/2036		537	357
Countrywide Home Loan Mortgage Pass-Through Trust
1.416% due 02/25/2035		921	805
2.805% due 01/25/2036		180	159
2.919% due 01/25/2036 ^		7,701	6,919
2.972% due 03/25/2037 ^		1,407	997
3.141% due 02/25/2047 ^		1,675	1,390
3.172% due 08/25/2034 ^		1	1
3.200% due 11/19/2033		33	32
5.500% due 01/25/2035		473	478
5.750% due 05/25/2037 ^		52	44
6.000% due 01/25/2038		605	508
6.250% due 09/25/2037 ^		177	164
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,433	1,472
Credit Suisse Mortgage Capital Certificates
3.032% due 01/26/2047		8,473	6,247
4.791% due 05/27/2053		2,410	2,478
5.021% due 10/26/2036		2,390	1,989
5.695% due 04/16/2049		15,000	15,047
5.784% due 12/16/2049		438	439
Deco Pan Europe BV
0.000% due 10/27/2020	EUR	19,823	20,668
Deutsche ALT-A Securities, Inc.
0.906% due 03/25/2037 ^		$2,632	2,086
1.056% due 09/25/2047 ^		44,595	36,707
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	13,865	14,440
Eurosail PLC
1.077% due 09/13/2045	GBP	10,379	12,701
1.145% due 09/13/2045		1,963	2,217
First Horizon Alternative Mortgage Securities Trust
2.504% due 07/25/2036		$328	284
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035		358	311
2.995% due 11/25/2035		72	65
Global Mortgage Securitization Ltd.
1.026% due 04/25/2032		2,008	1,906
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^		10,305	10,673
GMAC Mortgage Corp. Loan Trust
3.599% due 05/25/2035		60	57
Great Hall Mortgages PLC
1.123% due 06/18/2039		1,001	956
GS Mortgage Securities Corp. Trust
3.790% due 01/10/2031		4,967	4,913
4.067% due 02/10/2029		20,000	19,547
GS Mortgage Securities Trust
1.429% due 08/10/2043 (a)		60,357	2,500
5.793% due 08/10/2045		9,706	9,778
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,493	1,098
HarborView Mortgage Loan Trust
0.926% due 01/19/2038		34,326	29,937
0.946% due 11/19/2036		14,205	10,213
1.046% due 08/19/2045		97	91
2.965% due 04/19/2034		252	249
HSI Asset Securitization Corp. Trust
1.566% due 07/25/2035		6,635	6,123
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034		10,000	9,707

Impac Secured Assets Trust
0.926% due 01/25/2037		5,975	5,466
1.036% due 08/25/2036		2,888	2,371
1.106% due 05/25/2036		87	79
IndyMac Mortgage Loan Trust
1.536% due 12/25/2034		618	511
2.967% due 08/25/2035		146	128
3.023% due 09/25/2036 ^		7,293	6,291
3.114% due 09/25/2036 ^		395	297
3.215% due 06/25/2037 ^		23,625	18,963
Infinity SoPRANo
0.111% due 11/05/2019	EUR	4,843	5,047
Jefferies Resecuritization Trust
2.911% due 02/26/2036		$1,315	1,294
6.096% due 06/25/2047		1,711	1,602
JPMorgan Alternative Loan Trust
0.916% due 09/25/2036		3,232	3,201
0.916% due 11/25/2036 ^		4,621	3,719
2.959% due 11/25/2036 ^		6,846	6,401
6.000% due 12/27/2036		5,763	4,709
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		2,307	2,308
5.440% due 06/12/2047		1,267	1,266
JPMorgan Mortgage Trust
3.109% due 04/25/2035		120	121
3.182% due 07/25/2035		22	22
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,022	8,718
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046		9,631	9,779
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042		19,682	19,822
LB Commercial Mortgage Trust
5.517% due 07/15/2044		39	40
LB-UBS Commercial Mortgage Trust
0.482% due 02/15/2040 (a)		90,184	83
5.858% due 07/15/2040		1,398	1,408
Lehman Mortgage Trust
1.076% due 08/25/2036 ^		294	228
5.750% due 02/25/2037		8,744	7,655
Lehman XS Trust
0.876% due 08/25/2036 ^		526	428
1.656% due 08/25/2047		6,744	4,577
Luminent Mortgage Trust
0.986% due 05/25/2037 ^		81	65
Merrill Lynch Mortgage Investors Trust
1.006% due 08/25/2036		88	88
1.617% due 10/25/2035		526	501
3.225% due 02/25/2036 ^		1,439	1,206
Mesdag Delta BV
0.094% due 01/25/2020	EUR	3,351	3,098
MODA SRL
1.167% due 08/22/2026		4,711	4,961
Morgan Stanley Bank of America Merrill Lynch Trust
1.044% due 12/15/2048 (a)		$8,979	434
Morgan Stanley Capital Trust
5.665% due 04/15/2049		4,972	5,008
Morgan Stanley Mortgage Loan Trust
1.026% due 09/25/2035		1,086	1,079
1.126% due 11/25/2035		3,628	3,506
1.656% due 02/25/2036 ^		746	647
3.493% due 09/25/2035 ^		186	134
5.500% due 10/25/2037		1,440	1,447
5.701% due 02/25/2047		3,720	2,647
Mortgage Equity Conversion Asset Trust
1.280% due 02/25/2042		4,418	3,778
1.360% due 01/25/2042		15,093	12,584
1.370% due 05/25/2042		5,086	4,338
MortgageIT Securities Corp. Mortgage Loan Trust
0.986% due 06/25/2047		6,804	5,732
New York Mortgage Trust
1.086% due 08/25/2035		1,220	1,129
RBSSP Resecuritization Trust
1.092% due 09/26/2034		333	318
6.000% due 06/26/2037		1,044	913
8.884% due 06/26/2037		776	558
Residential Accredit Loans, Inc. Trust
0.896% due 01/25/2037		9,334	7,668
0.956% due 10/25/2046		3,558	2,970
0.966% due 04/25/2046		9,868	4,512
1.056% due 08/25/2035		375	297
1.106% due 08/25/2035 ^		2,058	1,509
1.156% due 10/25/2045		308	236
4.074% due 05/25/2035 ^		129	105
6.000% due 10/25/2034		514	540
8.000% due 04/25/2036 ^		444	415

Residential Asset Securitization Trust
6.250% due 08/25/2036		984	884
Residential Funding Mortgage Securities, Inc. Trust
4.146% due 04/25/2037		1,238	1,080
Royal Bank of Scotland Capital Funding Trust
5.509% due 04/16/2047		1,040	1,038
5.695% due 09/16/2040		734	735
5.902% due 06/16/2049		2,502	2,507
5.969% due 02/16/2051		524	523
6.095% due 12/16/2049		307	310
Rural Hipotecario Fondo De Titulizacion Hipotecaria
0.061% due 02/13/2033	EUR	466	486
Sandwell Commercial Finance PLC
0.767% due 09/30/2037	GBP	1,141	1,352
Sequoia Mortgage Trust
3.117% due 07/20/2037		$261	224
Sovereign Commercial Mortgage Securities Trust
6.486% due 07/22/2030		64	64
SRERS Funding Ltd.
0.904% due 05/09/2046		737	740
Structured Adjustable Rate Mortgage Loan Trust
3.081% due 08/25/2035		304	281
Structured Asset Mortgage Investments Trust
0.936% due 07/25/2046		140	116
0.946% due 07/25/2046 ^		9,472	6,911
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.968% due 09/25/2033		268	264
Theatre Hospitals PLC
3.401% due 10/15/2031	GBP	1,310	1,537
Thornburg Mortgage Securities Trust
1.656% due 03/25/2044		$75	68
Titan Europe Ltd.
0.000% due 04/23/2017	EUR	5,252	5,390
UBS-Barclays Commercial Mortgage Trust
0.172% due 08/10/2049 (a)		$178,586	2,224
Ulysses European Loan Conduit PLC
0.561% due 07/25/2017	GBP	17,650	21,687
Virgil Mortgage PLC
2.626% due 03/12/2045		2,711	3,341
Wachovia Bank Commercial Mortgage Trust
0.917% due 04/15/2047		$17,000	16,945
5.383% due 12/15/2043		10,000	10,003
5.707% due 06/15/2049		5,566	5,604
WaMu Commercial Mortgage Securities Trust
5.752% due 03/23/2045		1,374	1,374
WaMu Mortgage Pass-Through Certificates Trust
1.146% due 10/25/2044		6,667	6,471
1.337% due 04/25/2047		2,008	1,659
1.496% due 11/25/2034		1,901	1,713
1.567% due 02/25/2046		599	552
2.600% due 07/25/2037 ^		175	143
2.648% due 12/25/2036 ^		1,892	1,743
2.987% due 12/25/2035 ^		2,776	2,382
3.894% due 03/25/2037 ^		13,038	11,891
4.341% due 07/25/2037 ^		106	97
Washington Mutual Mortgage Pass-Through Certificates Trust
1.006% due 02/25/2036		546	415
1.267% due 01/25/2047		3,682	2,684
4.433% due 09/25/2036 ^		7,839	4,330
5.750% due 11/25/2035 ^		1,904	1,780
Wells Fargo Alternative Loan Trust
1.296% due 03/25/2037 ^		1,492	1,099
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 06/25/2037 ^		290	246
2.796% due 02/25/2035		22	22
3.014% due 01/25/2035		139	139
3.038% due 03/25/2036		766	762
3.083% due 04/25/2036 ^		246	243
3.089% due 05/25/2036 ^		119	113
3.138% due 08/25/2033		27	28
6.000% due 09/25/2036 ^		44	43
Windermere CMBS Ltd.
0.137% due 04/22/2018	EUR	670	685

Total Non-Agency Mortgage-Backed Securities (Cost $713,578)			719,988

ASSET-BACKED SECURITIES 34.4%
Accredited Mortgage Loan Trust
0.886% due 02/25/2037		$902	877
1.070% due 09/25/2035		3,405	2,984
ACE Securities Corp. Home Equity Loan Trust
1.056% due 02/25/2036		3,340	3,159
1.371% due 12/25/2035		10,000	7,526
1.436% due 09/25/2035		4,955	4,111
1.731% due 11/25/2033		1,590	1,516
1.926% due 02/25/2035		19,953	18,452

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.586% due 12/25/2034		2,995	2,591
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 07/25/2035		6,400	5,957
1.226% due 05/25/2035		5,000	4,840
1.671% due 01/25/2035		5,152	4,513
ARES CLO Ltd.
1.100% due 04/16/2021		3,990	3,992
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.382% due 10/25/2033		1,762	1,681
Asset-Backed Funding Certificates Trust
1.376% due 04/25/2034		3,124	3,095
2.006% due 06/25/2034		2,208	2,128
Asset-Backed Securities Corp. Home Equity Loan Trust
1.476% due 06/25/2035		1,223	1,199
1.716% due 11/25/2033		2,666	2,450
Ballyrock CLO Ltd.
2.091% due 05/20/2025		300	300
Bear Stearns Asset-Backed Securities Trust
0.906% due 11/25/2036		6,091	5,257
0.956% due 12/25/2036		9,215	8,836
0.956% due 04/25/2037 ^		4,347	4,672
1.256% due 12/25/2035		400	377
Bridgeport CLO Ltd.
1.223% due 06/18/2021		1,085	1,077
Business Loan Express Business Loan Trust
1.046% due 09/25/2038		4,581	4,022
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		6,144	6,152
Carrington Mortgage Loan Trust
0.976% due 12/25/2036		11,809	6,934
Cent CLO Ltd.
2.217% due 10/29/2025		2,400	2,401
Centerline REIT, Inc.
4.760% due 09/21/2045		4,809	4,820
Centex Home Equity Loan Trust
3.735% due 02/25/2032		990	996
Chapel BV
0.348% due 11/17/2064	EUR	3,405	3,536
CIFC Funding Ltd.
2.082% due 01/29/2025		$9,500	9,500
2.377% due 10/17/2026 (c)		12,900	12,900
Citigroup Mortgage Loan Trust, Inc.
0.886% due 08/25/2036		23,944	22,803
0.906% due 12/25/2036		4,413	2,362
0.916% due 09/25/2036		727	541
0.936% due 01/25/2037		4,589	2,952
1.016% due 07/25/2045		9,935	7,016
1.056% due 10/25/2036		11,475	8,370
1.166% due 10/25/2035		1,700	1,617
Countrywide Asset-Backed Certificates
0.884% due 07/25/2036		308	297
0.886% due 12/25/2036 ^		1,783	1,763
0.896% due 06/25/2037		2,976	2,455
0.896% due 07/25/2037 ^		4,448	3,697
0.896% due 06/25/2047		4,029	3,303
0.906% due 05/25/2037		7,968	7,563
0.936% due 06/25/2047		207	199
0.956% due 04/25/2036		149	148
0.956% due 09/25/2047		1,755	1,230
0.976% due 09/25/2037 ^		1,284	1,056
0.976% due 09/25/2047		4,622	4,107
1.236% due 01/25/2036		900	858
1.386% due 02/25/2036		9,006	8,227
1.476% due 01/25/2036		10,300	8,709
1.716% due 08/25/2035		4,243	4,130
1.761% due 12/25/2034		4	4
Countrywide Asset-Backed Certificates Trust
0.844% due 09/25/2046		3,100	2,337
0.916% due 03/25/2037		1,460	1,420
0.996% due 03/25/2037		21,060	16,558
1.556% due 08/25/2047		389	374
1.656% due 10/25/2034		1,502	1,427
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		203	126
0.816% due 11/25/2036		2,349	1,354
1.701% due 04/25/2036		10,634	9,254
5.205% due 10/25/2036		1,100	1,075
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		81	33
Dekania Europe CDO PLC
0.287% due 09/07/2035	EUR	13,000	12,316
Dryden Senior Loan Fund
2.050% due 01/15/2022		$2,623	2,623
2.054% due 01/15/2025		13,400	13,405

EMC Mortgage Loan Trust
1.142% due 08/25/2040		1,276	1,185
Equifirst Loan Securitization Trust
0.946% due 04/25/2037		12,732	10,941
Faxtor ABS BV
0.712% due 07/25/2094	EUR	10,576	11,016
First Franklin Mortgage Loan Trust
0.916% due 04/25/2036		$7,069	6,240
1.256% due 12/25/2035		6,100	4,468
1.266% due 09/25/2035		212	212
1.566% due 04/25/2035		3,222	3,095
Flatiron CLO Ltd.
2.253% due 10/25/2024		10,800	10,801
Fortress Credit BSL Ltd.
2.058% due 01/19/2025		1,100	1,101
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		3,658	3,660
Fremont Home Loan Trust
0.916% due 05/25/2036		21,929	12,963
1.686% due 04/25/2035		10,657	8,780
Grayson CLO Ltd.
1.131% due 11/01/2021		848	847
GSAA Home Equity Trust
0.986% due 04/25/2047		9,385	6,250
6.000% due 08/25/2047		1,761	1,637
GSAA Trust
1.056% due 05/25/2047		1,017	812
GSAMP Trust
0.876% due 12/25/2036		1,154	629
Harbourmaster Pro-Rata CLO BV
0.049% due 10/15/2022	EUR	13,699	14,371
Home Equity Asset Trust
1.226% due 01/25/2036		$16,000	12,706
House of Europe Funding PLC
0.181% due 12/15/2090	EUR	14,638	14,986
HSI Asset Securitization Corp. Trust
0.906% due 12/25/2036		$8,533	6,258
1.146% due 11/25/2035		1,700	1,263
IndyMac Mortgage Loan Trust
0.826% due 07/25/2036		13,627	6,108
JPMorgan Mortgage Acquisition Trust
0.906% due 03/25/2037		2,245	2,243
0.916% due 05/25/2036		4,531	4,467
0.926% due 04/25/2036		7,043	6,833
LCM LP
2.138% due 10/19/2022		10,000	9,998
Lehman XS Trust
0.926% due 01/25/2037		419	376
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		5,650	5,657
Long Beach Mortgage Loan Trust
0.901% due 07/25/2036		28,466	19,326
0.906% due 05/25/2036		2,402	1,474
1.379% due 06/25/2034		184	179
1.656% due 06/25/2035		12,800	12,391
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (c)		28,600	28,597
MASTR Asset-Backed Securities Trust
0.906% due 06/25/2036		10,795	5,635
0.916% due 10/25/2036		3,568	2,219
0.986% due 01/25/2037		13,519	5,414
0.996% due 10/25/2036		8,703	6,161
1.206% due 10/25/2035		424	421
Merrill Lynch Mortgage Investors Trust
0.866% due 08/25/2037		769	493
1.276% due 06/25/2035		935	908
1.476% due 06/25/2035		721	661
Morgan Stanley ABS Capital, Inc. Trust
1.686% due 07/25/2034		750	740
1.806% due 04/25/2035		200	148
2.656% due 02/25/2047		5,889	5,052
Morgan Stanley IXIS Real Estate Capital Trust
0.906% due 11/25/2036		17,562	8,092
Morgan Stanley Mortgage Loan Trust
0.996% due 04/25/2037		2,419	1,176
5.726% due 10/25/2036 ^		3,764	1,958
National Collegiate Student Loan Trust
0.886% due 06/26/2028		1,312	1,295
1.036% due 04/25/2029		765	762
1.237% due 06/25/2029		4,254	4,006
Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,442
Navient Student Loan Trust
1.906% due 03/25/2066		4,051	4,097
Neuberger Berman CLO Ltd.
2.182% due 07/25/2023		6,264	6,273

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.166% due 02/25/2036		2,500	2,458
Option One Mortgage Loan Trust
0.946% due 01/25/2036		1,593	1,565
1.256% due 08/25/2032		904	865
Option One Mortgage Loan Trust Asset-Backed Certificates
1.396% due 07/25/2033		997	935
Ownit Mortgage Loan Trust
1.686% due 03/25/2036		1,327	1,323
Pangaea ABS SPV
0.019% due 12/28/2096	EUR	6,459	6,640
Panther CDO BV
0.067% due 03/20/2084		3,154	3,313
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.776% due 10/25/2034		$8,982	8,776
1.881% due 10/25/2034		21,500	18,573
2.631% due 09/25/2034		686	661
Pinnacle Park CLO Ltd.
2.211% due 04/15/2026 (c)		8,500	8,500
RAAC Trust
1.056% due 06/25/2044		96	80
1.456% due 03/25/2034		353	337
Race Point CLO Ltd.
1.200% due 11/08/2024		17,400	17,415
Residential Asset Mortgage Products Trust
0.916% due 02/25/2037		2,445	2,347
Residential Asset Securities Corp. Trust
0.906% due 07/25/2036		8,418	7,437
1.006% due 04/25/2037		328	314
RMF Euro CDO PLC
0.180% due 07/18/2023	EUR	828	872
Saxon Asset Securities Trust
1.084% due 11/25/2035		$9,000	7,514
Securitized Asset-Backed Receivables LLC Trust
1.731% due 03/25/2035		459	446
SG Mortgage Securities Trust
1.186% due 10/25/2035		3,000	2,894
Shackleton CLO Ltd.
2.064% due 10/20/2023		12,300	12,315
2.092% due 08/12/2023		3,500	3,503
SLM Student Loan Trust
0.234% due 12/15/2033	EUR	1,893	1,825
0.238% due 07/25/2039		880	804
Specialty Underwriting & Residential Finance Trust
0.906% due 09/25/2037		$2,312	1,388
0.906% due 11/25/2037		1,063	671
1.106% due 03/25/2037		717	386
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		6,052	6,032
Stone Tower CLO Ltd.
1.110% due 04/17/2021		34	34
Structured Asset Investment Loan Trust
0.929% due 07/25/2036		2,754	1,745
Structured Asset Securities Corp. Mortgage Loan Trust
0.891% due 07/25/2036		1,818	1,709
0.916% due 03/25/2036		1,927	1,887
Tropic CDO Ltd.
1.200% due 07/15/2036		16,421	11,659
1.630% due 04/15/2034		2,840	2,187
U.S. Capital Funding Ltd.
1.156% due 10/10/2040		1,116	842
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		7,717	7,708
Venture CLO Ltd.
2.080% due 07/20/2022		11,300	11,305
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054		449	451
3.375% due 10/25/2058		409	410
Vibrant CLO Ltd.
2.220% due 07/17/2024		23,236	23,291
VOLT LLC
3.375% due 10/25/2054		664	666
3.375% due 02/25/2055		1,527	1,534
3.500% due 06/26/2045		6,651	6,680
3.625% due 10/25/2057		896	898
3.875% due 09/25/2045		3,745	3,766
3.875% due 04/25/2055		203	204
4.000% due 05/25/2046		1,208	1,213
4.250% due 03/26/2046		1,549	1,563
4.250% due 04/25/2046		14,495	14,635
Voya CLO Ltd.
2.180% due 10/15/2022		5,000	5,003
Wells Fargo Home Equity Asset-Backed Securities Trust
1.336% due 03/25/2035		500	486
WhiteHorse Ltd.
2.078% due 02/03/2025		13,300	13,299

Wrightwood Capital Real Estate CDO Ltd.
1.231% due 11/21/2040	694	695

Total Asset-Backed Securities (Cost $817,069)		827,442

	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.7%
FINANCIALS 0.7%
AGNC Investment Corp.	920,648	16,692

Total Real Estate Investment Trusts (Cost $16,482)		16,692

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (f) 0.6%		14,830

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.6%
0.465% due 01/12/2017 - 03/09/2017 (d)(e)(i)(k)	38,168	38,144

Total Short-Term Instruments (Cost $52,974)		52,974

Total Investments in Securities (Cost $4,214,977)		4,230,493

	SHARES
INVESTMENTS IN AFFILIATES 14.9%
SHORT-TERM INSTRUMENTS 14.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.9%
PIMCO Short-Term Floating NAV Portfolio III	36,268,825	358,517

Total Short-Term Instruments (Cost $358,544)		358,517

Total Investments in Affiliates (Cost $358,544)		358,517

Total Investments 190.8% (Cost $4,573,521)		$4,589,010
Financial Derivative Instruments (h)(j) 0.8% (Cost or Premiums, net $(3,871))		18,666
Other Assets and Liabilities, net (91.6)%		(2,202,796)

Net Assets 100.0%		$2,404,880

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.550%	12/27/2016	01/03/2017	$13,920	U.S. Treasury Notes 1.375% due 08/31/2023	$(14,027)	$13,920	$13,922
SSB	0.01	12/30/2016	01/03/2017	910	U.S. Treasury Notes 1% due 05/15/2018 (2)	(931)	910	910

Total Repurchase Agreements						$(14,958)	$14,830	$14,832

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	(2.000)%	12/29/2016	01/03/2017	$(93,376)	$(93,350)
	0.450	12/27/2016	01/05/2017	(2,071)	(2,071)
	1.030	12/13/2016	01/17/2017	(55,320)	(55,353)
	1.200	12/14/2016	01/18/2017	(18,012)	(18,024)
BPS	1.380	12/13/2016	01/18/2017	(46,766)	(46,804)
BSN	0.820	12/08/2016	01/04/2017	(48,625)	(48,654)
	0.820	12/08/2016	01/05/2017	(12,545)	(12,553)
	0.820	12/27/2016	01/30/2017	(15,128)	(15,131)
GSC	1.300	12/15/2016	01/13/2017	(12,165)	(12,173)
NOM	0.000	12/13/2016	01/18/2017	(117,778)	(117,836)
RDR	0.950	11/14/2016	01/17/2017	(17,852)	(17,875)
	0.950	11/17/2016	01/17/2017	(28,753)	(28,789)

Total Reverse Repurchase Agreements					$(468,613)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	(1.750)%	12/29/2016	01/03/2017	$(32,469)	$(32,461)
	0.000	12/29/2016	01/03/2017	(113,309)	(113,309)
GSC	(2.450)	12/30/2016	01/03/2017	(2,107)	(2,106)
	(1.950)	12/30/2016	01/03/2017	(19,339)	(19,335)
	0.650	12/21/2016	01/20/2017	(51,629)	(51,641)
	1.100	12/12/2016	01/12/2017	(12,882)	(12,891)
NOM	(0.250)	12/30/2016	01/05/2017	(19,346)	(19,346)
	0.750	12/22/2016	01/05/2017	(45,764)	(45,775)

Total Sale-Buyback Transactions					$(296,864)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(494,385) at a weighted average interest rate of 0.492%.
(4)	Payable for sale-buyback transactions includes $(21) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	4.500%	01/01/2047	$51,350	$(55,386)	$(55,220)
Fannie Mae, TBA	4.500	02/01/2047	175,000	(187,337)	(187,975)
Ginnie Mae, TBA	3.000	01/01/2047	90,500	(91,529)	(91,575)
Ginnie Mae, TBA	3.000	02/01/2047	42,000	(41,862)	(42,428)
U.S. Treasury Notes	1.375	08/31/2023	14,750	(13,863)	(14,029)

Total Short Sales				$(389,977)	$(391,227)

(5)	Payable for short sales includes $70 of accrued interest.

(g)	Securities with an aggregate market value of $781,626 and cash of $1,760 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Long	03/2017	375	$(82)	$129	$0

Total Futures Contracts				$(82)	$129	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	$51,700	$230	$194	$7	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018	168,700	1,044	(50)	24	0
Pay	3-Month USD-LIBOR	1.750	12/21/2023	36,900	(1,032)	(2,084)	74	0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	56,500	(522)	930	0	(160)
Receive	3-Month USD-LIBOR	2.220	07/09/2025	70,000	(235)	(1,518)	0	(202)
Receive	3-Month USD-LIBOR	2.500	09/18/2025	80,000	(1,845)	(1,218)	0	(240)
Receive	3-Month USD-LIBOR	1.923	03/04/2026	57,000	1,613	1,890	0	(181)
Receive	3-Month USD-LIBOR	2.000	03/23/2026	48,100	1,080	1,317	0	(152)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	52,880	4,362	859	0	(445)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047	8,300	(1,642)	77	68	0

					$3,053	$397	$173	$(1,380)

Total Swap Agreements					$3,053	$397	$173	$(1,380)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $2,506 and cash of $17,286 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$5,547	GBP	4,495	$0	$(7)
BOA	01/2017		131,514	EUR	126,456	1,620	0
	02/2017	EUR	126,456		$131,698	0	(1,613)
BPS	01/2017		129,693		137,558	1,016	0
	01/2017	GBP	44,042		55,072	791	0
CBK	01/2017		$894	EUR	852	3	0
GLM	01/2017		3,389		3,237	19	0
IND	01/2017		46,300	GBP	37,817	309	0
	02/2017	GBP	37,817		$46,329	0	(313)
JPM	01/2017		$2,191	GBP	1,730	0	(59)

Total Forward Foreign Currency Contracts						$3,758	$(1,992)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	05/15/2017	$250,000	$2,150	$2,863
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.667	11/08/2017	97,000	2,685	6,653
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	848,800	272	979
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	25,700	226	294
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	06/02/2017	253,400	2,268	2,045
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050	09/05/2017	234,000	2,449	11,675
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	05/15/2017	275,000	3,107	4,019
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	250,000	2,275	2,863
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	03/14/2017	965,000	444	549
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	223,200	1,964	2,556
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960	06/12/2017	125,000	1,153	826
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	25,600	12	29
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	1,041,700	594	682

							$19,599	$36,033

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$1,000,000	$900	$752
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150	3-Month USD-LIBOR	11/28/2017	1,000,000	850	752

						$1,750	$1,504

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	$75.000	02/06/2017	$28,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	84.000	01/11/2017	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	82.000	02/06/2017	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	70,000	3	0
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2047	81.000	02/06/2017	21,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	64.000	02/06/2017	235,000	18	0
	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2047	64.000	03/06/2017	250,000	10	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	76.000	01/11/2017	198,000	7	0

					$48	$0

Total Purchased Options					$21,397	$37,537

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.967%	11/08/2017	$97,000	$(1,427)	$(4,094)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	05/15/2017	275,000	(784)	(944)

							$(2,211)	$(5,038)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$2,000,000	$(1,040)	$(830)
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040	3-Month USD-LIBOR	11/28/2017	2,000,000	(860)	(829)

						$(1,900)	$(1,659)

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	$98.219	01/11/2017	$41,000	$(205)	$(32)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.430	01/11/2017	9,500	(65)	(42)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.785	01/11/2017	55,500	(221)	(70)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.516	01/11/2017	14,000	(92)	(68)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.797	01/11/2017	18,500	(87)	(37)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.313	01/11/2017	14,500	(41)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.484	01/11/2017	29,500	(138)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.531	01/11/2017	15,000	(70)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.906	02/06/2017	15,500	(54)	(143)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.930	02/06/2017	15,000	(62)	(137)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.453	02/06/2017	15,500	(50)	(98)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.883	02/06/2017	7,500	(23)	(33)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.719	01/11/2017	49,500	(174)	(8)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.844	01/11/2017	40,000	(109)	(8)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.906	01/11/2017	46,000	(162)	(11)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.141	01/11/2017	13,000	(27)	(5)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.344	01/11/2017	36,000	(101)	(20)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.594	01/11/2017	11,500	(29)	(10)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.875	01/11/2017	15,500	(39)	(113)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.000	01/11/2017	41,000	(128)	(55)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.160	01/11/2017	61,000	(186)	(57)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.414	01/11/2017	15,000	(23)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	41,500	(68)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2047	102.227	02/06/2017	26,000	(73)	(192)

					$(2,227)	$(1,155)

Total Written Options					$(6,338)	$(7,852)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,152	$(2,122)	$1,107	$0	$(1,015)
	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	13,370	(2,924)	1,153	0	(1,771)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	961	(213)	86	0	(127)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	25,000	(1,384)	1,099	0	(285)
CBK	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,446	(67)	65	0	(2)
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(107)	64	0	(43)
FBF	CMBX.NA.AAA.3 Index	0.080	12/13/2049	520	(21)	20	0	(1)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	138	(7)	7	0	0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	44,179	(975)	962	0	(13)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(608)	497	0	(111)
GST	CMBX.NA.AAA.4 Index	0.350	02/17/2051	482	(23)	22	0	(1)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	800	(38)	34	0	(4)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,300	(381)	298	0	(83)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	300	(13)	7	0	(6)
JPS	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(107)	63	0	(44)
MEI	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	6,000	(131)	(206)	0	(337)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,000	(153)	(128)	0	(281)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	20,000	(1,455)	(1,365)	0	(2,820)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	50,000	(1,889)	1,611	0	(278)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,000	(1,431)	1,103	0	(328)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	20,000	(3,029)	418	0	(2,611)
SAL	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,006	(1,569)	508	0	(1,061)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	10,000	(283)	(278)	0	(561)

					$(18,930)	$7,147	$0	$(11,783)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.738%	06/15/2017	$90,000	$0	$0	$0	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	06/15/2017	90,000	0	(41)	0	(41)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	06/15/2017	1,370,000	0	(63)	0	(63)

						$0	$(104)	$0	$(104)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$26,593	$0	$85	$85	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	6,494	0	35	35	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	4,610	0	24	24	0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	893	0	(2)	0	(2)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	6,316	0	(10)	0	(10)
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	24,183	0	(38)	0	(38)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	9,458	0	48	48	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	7,174	0	38	38	0

							$0	$180	$230	$(50)

Total Swap Agreements							$(18,930)	$7,223	$230	$(11,937)

(k)	Securities with an aggregate market value of $13,774 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,357	$0	$30,357
U.S. Government Agencies	0	1,955,801	40,564	1,996,365
U.S. Treasury Obligations	0	586,675	0	586,675
Non-Agency Mortgage-Backed Securities	0	659,535	60,453	719,988
Asset-Backed Securities	0	798,845	28,597	827,442
Real Estate Investment Trusts Financials	16,692	0	0	16,692
Short-Term Instruments
Repurchase Agreements	0	14,830	0	14,830
U.S. Treasury Bills	0	38,144	0	38,144
	$16,692	$4,084,187	$129,614	$4,230,493

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$358,517	$0	$0	$358,517

Total Investments	$375,209	$4,084,187	$129,614	$4,589,010

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(377,198)	0	(377,198)
U.S. Treasury Obligations	0	(14,029)	0	(14,029)
	$0	$(391,227)	$0	$(391,227)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	129	173	0	302
Over the counter	0	41,525	0	41,525
	$129	$41,698	$0	$41,827

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,380)	0	(1,380)
Over the counter	0	(21,781)	0	(21,781)

	$0	$(23,161)	$0	$(23,161)

Total Financial Derivative Instruments	$129	$18,537	$0	$18,666

Totals	$375,338	$3,711,497	$129,614	$4,216,449

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$18,102	$24,119	$0	$(205)	$0	$151	$0	$(1,603)	$40,564	$236
Non-Agency Mortgage-Backed Securities	44,418	21,551	(5,244)	90	639	(1,001)	0	0	60,453	(808)
Asset-Backed Securities	2,002	28,600	(451)	0	0	9	0	(1,563)	28,597	(3)

Totals	$64,522	$74,270	$(5,695)	$(115)	$639	$(841)	$0	$(3,166)	$129,614	$(575)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$369	Other Valuation Techniques (2)	—	—
	40,195	Proxy Pricing	Base Price	97.250 - 101.000
Non-Agency Mortgage-Backed Securities	39,314	Proxy Pricing	Base Price	100.000 - 101.375
	21,139	Third Party Vendor	Broker Quote	83.375 - 100.268
Asset-Backed Securities	28,597	Proxy Pricing	Base Price	100.000

Total	$129,614

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.0%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.3%
Preferred Term Securities Ltd.
1.857% due 07/03/2033	$900	$675

INDUSTRIALS 0.5%
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029	1,000	1,026

Total Corporate Bonds & Notes (Cost $1,666)		1,701

U.S. GOVERNMENT AGENCIES 160.5%
Fannie Mae
0.000% due 07/25/2022 (b)(d)	9	8
0.644% due 12/25/2036	1,730	1,694
0.876% due 03/25/2034	379	376
0.906% due 08/25/2034	28	28
0.996% due 06/25/2033	27	27
1.016% due 06/25/2032	133	128
1.056% due 03/25/2018	25	25
1.096% due 11/25/2032	48	47
1.136% due 04/18/2028	2	2
1.206% due 05/25/2023 - 07/25/2036	953	955
1.256% due 03/25/2017 - 03/25/2032	212	212
1.327% due 05/01/2033	123	127
1.406% due 02/25/2024	130	130
1.416% due 04/25/2037	1,111	1,137
1.456% due 10/25/2037	1,019	1,038
1.741% due 08/01/2042 - 10/01/2044	916	934
1.743% due 02/01/2036	289	289
1.748% due 10/25/2046 (a)	93	5
1.756% due 04/25/2023 - 04/25/2032	114	118
1.815% due 07/25/2044 (a)	356	19
1.868% due 09/25/2045 (a)	264	16
1.870% due 10/25/2045 (a)	470	30
1.910% due 07/25/2045 (a)	1,257	84
1.916% due 04/25/2055 (a)	546	32
1.920% due 07/25/2052 (a)	366	23
1.943% due 07/25/2044 (a)	296	16
1.992% due 03/25/2045 (a)	345	22
2.000% due 01/01/2028 - 12/01/2031	4,799	4,681
2.006% due 01/25/2045 (a)	357	24
2.072% due 08/25/2054 (a)	463	29
2.096% due 08/25/2044 (a)	321	23
2.143% due 08/25/2055 (a)	345	21
2.244% due 08/01/2027	206	212
2.249% due 01/01/2035	41	43
2.292% due 01/25/2022 (a)	6,456	465
2.308% due 02/01/2035	85	89
2.329% due 12/01/2034	18	19
2.338% due 03/01/2032	48	49
2.444% due 03/01/2035	35	36
2.459% due 04/01/2035	120	127
2.490% due 02/01/2035	36	37
2.497% due 11/01/2035	61	62
2.500% due 06/01/2028 - 08/01/2028	1,328	1,332
2.505% due 02/01/2035	46	49
2.521% due 01/01/2035	54	57
2.530% due 01/01/2035	44	46
2.542% due 03/01/2035	20	21
2.546% due 03/01/2035	5	5
2.550% due 12/01/2034	7	7
2.553% due 01/01/2035	71	74
2.594% due 12/01/2034	416	436
2.623% due 12/01/2035	307	309
2.625% due 03/01/2027	8	8
2.633% due 01/01/2035	195	204
2.635% due 10/01/2028	8	8
2.638% due 02/01/2035	25	26
2.675% due 09/01/2034	241	256
2.677% due 09/01/2041	376	394
2.693% due 02/01/2042	364	376
2.712% due 04/01/2033	86	90
2.741% due 02/01/2035	42	44

2.742% due 10/01/2035	16	17
2.753% due 10/01/2037	1,659	1,755
2.758% due 02/01/2035	31	33
2.770% due 10/01/2035	48	52
2.781% due 05/01/2035	39	40
2.787% due 05/01/2035	124	131
2.788% due 05/01/2035	278	292
2.791% due 01/01/2036	384	407
2.848% due 07/01/2035	37	40
2.858% due 05/25/2035	150	158
2.863% due 11/01/2034	19	20
2.874% due 07/01/2035	74	78
2.877% due 06/01/2030	7	7
2.891% due 05/01/2035	113	119
2.944% due 07/25/2039	1,385	1,356
2.952% due 07/01/2035	82	87
2.962% due 05/01/2038	1,233	1,307
2.987% due 09/01/2035	93	98
3.000% due 06/01/2029 - 09/25/2045	3,284	3,244
3.000% due 04/25/2046 (a)	781	112
3.075% due 05/01/2023	3	4
3.320% due 01/01/2029	1,000	1,005
3.330% due 07/01/2022	732	763
3.380% due 10/01/2032	131	132
3.405% due 11/01/2035	106	111
3.440% due 02/01/2032	1,000	1,008
3.500% due 01/01/2027 - 09/01/2046	15,546	15,936
3.500% due 04/25/2046 (a)	820	88
3.600% due 08/01/2023	452	474
4.000% due 09/01/2018 - 11/25/2045	22,345	23,529
4.500% due 04/01/2018 - 02/01/2045	3,218	3,464
4.844% due 06/25/2044 (a)	1,352	207
5.000% due 01/01/2019 - 01/01/2024	509	534
5.075% due 11/01/2018 - 06/25/2043	1,300	1,141
5.225% due 03/25/2043	282	263
5.500% due 08/01/2024 - 11/01/2039	1,010	1,132
6.000% due 07/01/2017 - 11/01/2040	2,849	3,204
6.500% due 09/25/2023 - 11/01/2037	1,278	1,449
6.500% due 04/25/2038 (a)	52	13
7.000% due 09/25/2023	13	14
7.500% due 09/01/2034	1	2
7.894% due 10/25/2045	227	223
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2047	8,550	8,508
3.000% due 01/01/2032 - 02/01/2047	48,200	48,050
3.500% due 01/01/2032 - 02/01/2047	31,000	31,822
Federal Housing Administration
7.430% due 06/01/2019	14	14
Freddie Mac
0.819% due 01/25/2023 (a)	22,802	893
0.954% due 05/15/2035	60	60
1.030% due 11/25/2022 (a)	10,336	503
1.104% due 06/15/2032 - 12/15/2032	215	216
1.154% due 12/15/2031	92	92
1.202% due 04/25/2021 (a)	6,474	283
1.204% due 09/15/2030	10	10
1.344% due 11/25/2019 (a)	3,597	108
1.358% due 11/25/2019 (a)	33,757	1,181
1.604% due 02/15/2021	140	142
1.675% due 10/15/2037 (a)	111	7
1.712% due 10/15/2037 (a)	44	2
1.741% due 02/25/2045	269	273
1.780% due 07/25/2019	2,000	1,994
1.885% due 03/15/2037 (a)	106	7
1.892% due 10/15/2037 (a)	1,200	76
1.900% due 05/15/2037 (a)	84	6
1.953% due 02/01/2018	5	5
1.953% due 11/15/2036 (a)	253	17
1.982% due 06/15/2038 (a)	157	11
2.019% due 11/15/2038 (a)	317	22
2.030% due 08/15/2041 (a)	94	6
2.094% due 10/15/2041 (a)	269	17
2.129% due 02/15/2038 (a)	220	16
2.217% due 02/15/2038 (a)	237	16
2.272% due 08/15/2036 (a)	224	15
2.500% due 03/01/2035	11	11
2.602% due 01/01/2035	52	55
2.613% due 02/01/2035	6	7
2.707% due 01/01/2034	20	21
2.760% due 02/01/2028	48	50
2.770% due 04/01/2035	78	83
2.791% due 09/01/2037	407	431
2.797% due 04/01/2035	50	53
2.801% due 02/01/2035	21	23
2.810% due 11/01/2028	1	1
2.826% due 09/01/2034	653	690

2.848% due 11/01/2031	32	34
2.889% due 05/01/2032	17	18
2.963% due 02/01/2035	9	10
2.986% due 10/01/2039	1,176	1,240
2.988% due 06/01/2035	37	40
3.000% due 06/15/2037 - 08/01/2046	5,835	5,585
3.012% due 08/01/2025	1	1
3.018% due 03/01/2035	17	18
3.020% due 09/01/2035	297	313
3.082% due 08/01/2036	33	35
3.118% due 11/01/2036	239	253
3.500% due 12/15/2022 - 10/15/2044	661	622
4.000% due 03/15/2042 - 07/01/2043	3,897	4,092
4.000% due 09/15/2045 - 04/15/2046 (a)	2,990	566
4.500% due 03/15/2021 - 04/01/2044	1,082	1,172
5.000% due 08/01/2033 - 07/01/2041	5,411	5,921
5.500% due 12/01/2017 - 06/01/2040	3,200	3,577
5.500% due 10/15/2035 (a)	305	69
6.000% due 02/01/2024 - 05/01/2040	2,319	2,631
6.500% due 12/15/2023 - 05/15/2028	235	262
8.000% due 06/15/2026	5	6
10.622% due 05/15/2035	151	178
13.533% due 05/15/2041	229	280
Freddie Mac, TBA
2.500% due 01/01/2047	2,000	1,899
3.000% due 01/01/2047	8,000	7,939
3.500% due 02/01/2047	14,000	14,306
4.000% due 02/01/2047	9,000	9,436
4.500% due 01/01/2047	4,000	4,293
Ginnie Mae
0.907% due 02/16/2032 - 07/16/2032	9	9
0.957% due 08/16/2032	98	98
1.087% due 09/20/2045 (a)	650	22
1.194% due 06/20/2043 (a)	455	17
1.242% due 06/20/2042 (a)	600	21
1.250% due 09/20/2063	1,003	1,006
1.257% due 04/16/2032	95	96
1.280% due 09/20/2065	1,085	1,078
1.292% due 06/20/2042 (a)	553	20
1.530% due 04/20/2063 - 08/20/2063	3,652	3,705
1.830% due 09/20/2063	851	871
2.000% due 02/20/2017 - 03/20/2043	84	77
2.125% due 06/20/2017 - 08/20/2026	14	14
2.500% due 12/20/2021	2	3
3.000% due 05/20/2039 (a)	423	49
3.000% due 10/15/2045	44	44
3.500% due 02/20/2018 - 10/20/2046	8,885	9,049
3.500% due 01/20/2041 - 08/20/2042 (a)	3,278	512
4.000% due 01/20/2018 - 01/20/2046	3	2
4.000% due 06/20/2045 (a)	2,016	345
4.500% due 01/15/2035 - 06/20/2043	2,646	2,874
5.000% due 11/20/2034 - 08/20/2045	3,229	3,564
5.341% due 11/20/2045 (a)	1,486	310
5.500% due 09/15/2033 - 12/15/2039	387	433
6.000% due 05/20/2042	108	122
6.500% due 07/15/2024 - 08/15/2038	566	647
7.500% due 08/15/2027	1	1
7.894% due 09/20/2045	401	412
Ginnie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	2,500	2,525
3.500% due 01/01/2047 - 02/01/2047	13,500	14,023
4.000% due 01/01/2047 - 02/01/2047	25,300	26,841
4.500% due 01/01/2047	9,000	9,604

Total U.S. Government Agencies (Cost $318,995)		320,217

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes
2.000% due 08/31/2021	400	401
2.000% due 10/31/2021	900	902
2.000% due 11/15/2026 (f)	1,300	1,249
2.125% due 08/15/2021	700	706
2.125% due 11/30/2023	3,850	3,820
2.250% due 12/31/2023	1,500	1,499

Total U.S. Treasury Obligations (Cost $8,583)		8,577

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	45	46
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	2	2
Banc of America Funding Trust
1.029% due 05/20/2035 ^	81	57
3.211% due 01/20/2047 ^	491	416

Banc of America Mortgage Trust
3.547% due 07/20/2032	10	10
Bear Stearns ALT-A Trust
3.217% due 11/25/2036 ^	983	831
CBA Commercial Small Balance Commercial Mortgage
1.036% due 12/25/2036	117	110
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.036% due 01/25/2035	53	48
Citigroup Mortgage Loan Trust, Inc.
1.384% due 08/25/2035 ^	818	680
COLT Funding LLC
3.000% due 05/25/2046	295	298
Countrywide Alternative Loan Trust
0.939% due 07/20/2046 ^	109	57
0.954% due 11/25/2035 ^	24	6
0.966% due 05/25/2035	520	435
1.006% due 09/25/2046 ^	447	131
1.006% due 10/25/2046 ^	128	67
1.019% due 09/20/2046	366	147
1.026% due 05/25/2036 ^	7	16
1.096% due 10/25/2046 ^	403	28
Countrywide Commercial Mortgage Trust
6.095% due 11/12/2043	581	587
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	209	181
1.056% due 04/25/2046 ^	31	25
1.096% due 03/25/2036	78	44
1.106% due 02/25/2036 ^	23	26
1.336% due 02/25/2035	7	6
1.676% due 09/25/2034	231	161
2.386% due 06/19/2031	38	35
2.442% due 04/25/2035	636	512
Credit Suisse First Boston Mortgage Securities Corp.
3.052% due 09/25/2034	241	235
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	482	496
GreenPoint Mortgage Funding Trust
0.956% due 10/25/2046	359	268
0.956% due 12/25/2046 ^	314	229
1.026% due 04/25/2036 ^	27	20
1.076% due 09/25/2046 ^	359	178
1.096% due 10/25/2046	352	214
GSR Mortgage Loan Trust
1.016% due 08/25/2046	319	146
HarborView Mortgage Loan Trust
0.934% due 07/21/2036	178	144
0.976% due 03/19/2036	65	48
0.986% due 09/19/2046 ^	1	0
HomeBanc Mortgage Trust
0.936% due 12/25/2036	188	168
IndyMac Mortgage Loan Trust
0.956% due 06/25/2046	160	121
0.956% due 11/25/2046	320	267
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	1,400	1,404
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046	885	898
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	1,111	1,119
LB Commercial Mortgage Trust
5.517% due 07/15/2044	79	80
Lehman XS Trust
1.076% due 11/25/2046 ^	363	165
MASTR Adjustable Rate Mortgages Trust
1.056% due 05/25/2047 ^	320	213
1.096% due 05/25/2047 ^	320	151
MASTR Alternative Loan Trust
1.156% due 03/25/2036	1,101	213
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	93	88
Residential Accredit Loans, Inc. Trust
0.956% due 12/25/2046 ^	291	203
0.986% due 05/25/2037 ^	61	16
1.026% due 05/25/2046 ^	311	202
3.408% due 08/25/2035 ^	203	104
Sequoia Mortgage Trust
1.436% due 10/19/2026	61	60
1.499% due 10/20/2027	14	13
Structured Asset Mortgage Investments Trust
1.396% due 09/19/2032	38	37
Thornburg Mortgage Securities Trust
2.877% due 10/25/2046	242	230
3.387% due 09/25/2037	107	107
UBS-Barclays Commercial Mortgage Trust
1.268% due 04/10/2046 (a)	3,341	189

WaMu Mortgage Pass-Through Certificates Trust
1.256% due 07/25/2044	178	163
1.456% due 12/25/2045	320	140
Washington Mutual Mortgage Pass-Through Certificates Trust
1.006% due 07/25/2046 ^	27	11
1.287% due 12/25/2046	281	200
1.337% due 04/25/2047 ^	55	4
Wells Fargo Commercial Mortgage Trust
2.018% due 10/15/2045 (a)	3,250	229

Total Non-Agency Mortgage-Backed Securities (Cost $14,406)		13,735

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp. Home Equity Loan Trust
0.896% due 07/25/2036	1,960	1,406
Aegis Asset-Backed Securities Trust
1.284% due 03/25/2035	300	264
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	25	24
1.456% due 10/25/2031	13	12
Amresco Residential Securities Corp. Mortgage Loan Trust
1.251% due 06/25/2028	96	92
1.386% due 09/25/2028	251	242
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034	392	393
Centex Home Equity Loan Trust
1.056% due 01/25/2032	12	11
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	90	87
Citigroup Global Markets Mortgage Securities, Inc.
1.731% due 10/25/2028	93	92
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036	1,007	626
Conseco Finance Home Equity Loan Trust
2.204% due 05/15/2032	416	410
Countrywide Asset-Backed Certificates
0.896% due 04/25/2047	286	248
1.436% due 06/25/2033	148	145
Denali Capital CLO Ltd.
1.112% due 01/22/2022	265	263
Dryden Senior Loan Fund
2.050% due 01/15/2022	673	673
EMC Mortgage Loan Trust
1.342% due 08/25/2040	71	66
Flatiron CLO Ltd.
2.253% due 10/25/2024	1,000	1,000
Fortress Credit BSL Ltd.
2.058% due 01/19/2025	400	400
GCAT LLC
4.250% due 10/25/2019	232	234
4.500% due 03/25/2021	807	811
GSAA Home Equity Trust
1.056% due 03/25/2037	374	245
Home Equity Asset Trust
1.356% due 11/25/2032	3	2
HSI Asset Securitization Corp. Trust
0.896% due 01/25/2037	546	402
KVK CLO Ltd.
2.332% due 02/10/2025	1,492	1,493
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037	1,277	677
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	822	406
Navient Student Loan Trust
1.906% due 03/25/2066	1,186	1,199
NYMT Residential
4.000% due 03/25/2021	628	625
Ocean Trails CLO
1.113% due 06/27/2022	1,122	1,116
Renaissance Home Equity Loan Trust
1.516% due 12/25/2032	53	51
Residential Asset Securities Corp. Trust
1.006% due 11/25/2036	768	481
Saxon Asset Securities Trust
2.506% due 12/25/2037	280	234
Securitized Asset-Backed Receivables LLC Trust
1.401% due 01/25/2035	931	822
SMB Private Education Loan Trust
1.604% due 07/15/2022	785	787
Specialty Underwriting & Residential Finance Trust
1.436% due 01/25/2034	35	31
Structured Asset Investment Loan Trust
1.066% due 01/25/2036	1,600	1,248
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	57	58

Vericrest Opportunity Loan Trust
3.375% due 11/25/2054	41	41
4.250% due 03/26/2046	955	965
VOLT LLC
3.375% due 10/25/2054	37	37
3.375% due 02/25/2055	46	47
3.625% due 10/25/2057	47	47
3.875% due 04/25/2055	11	11
4.250% due 03/26/2046	774	782
Voya CLO Ltd.
2.180% due 10/15/2022	5,000	5,003

Total Asset-Backed Securities (Cost $23,751)		24,309

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (e) 1.0%		2,032

U.S. TREASURY BILLS 1.3%
0.449% due 02/02/2017 - 02/23/2017 (c)(d)	2,569	2,568

Total Short-Term Instruments (Cost $4,600)		4,600

Total Investments in Securities (Cost $372,001)		373,139

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	168,491	1,666

Total Short-Term Instruments (Cost $1,666)		1,666

Total Investments in Affiliates (Cost $1,666)		1,666

Total Investments 187.8% (Cost $373,667)		$374,805
Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $(85))		(138)
Other Assets and Liabilities, net (87.7)%		(175,121)

Net Assets 100.0%		$199,546

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,032	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,076)	$2,032	$2,032

Total Repurchase Agreements						$(2,076)	$2,032	$2,032

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SGY	0.000%	12/21/2016	01/04/2017	$(1,238)	$(1,238)

Total Reverse Repurchase Agreements					$(1,238)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(104) at a weighted average interest rate of (0.982)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.000%	01/01/2032	$4,000	$(3,886)	$(3,894)
Fannie Mae, TBA	3.000	01/01/2047	6,600	(6,499)	(6,552)
Fannie Mae, TBA	4.000	01/01/2047	11,900	(12,508)	(12,505)
Fannie Mae, TBA	4.000	02/01/2047	3,550	(3,715)	(3,726)
Fannie Mae, TBA	4.500	02/01/2047	13,000	(13,867)	(13,964)
Fannie Mae, TBA	5.500	02/01/2047	2,000	(2,220)	(2,222)
Fannie Mae, TBA	6.000	01/01/2047	6,000	(6,796)	(6,795)
Ginnie Mae, TBA	2.500	01/01/2047	4,000	(3,847)	(3,878)
Ginnie Mae, TBA	3.500	01/01/2047	800	(833)	(831)
Ginnie Mae, TBA	4.500	01/01/2047	2,000	(2,171)	(2,162)
Ginnie Mae, TBA	5.000	01/01/2047	3,000	(3,294)	(3,277)

Total Short Sales				$(59,636)	$(59,806)

(f)	Securities with an aggregate market value of $1,249 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2023	$17,300	$484	$125	$0	$(35)
Receive	3-Month USD-LIBOR	2.200	02/03/2026	12,000	28	365	0	(39)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	4,120	340	71	0	(34)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047	650	(129)	6	5	0

					$723	$567	$5	$(108)

Total Swap Agreements					$723	$567	$5	$(108)

*	This instrument has a forward starting effective date.

Cash of $1,309 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	11/28/2017	$45,900	$26	$30

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	$75.000	02/06/2017	$36,000	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	84.000	01/11/2017	4,000	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	5,000	0	0
	Put - OTC Fannie Mae, TBA 4.500% due 01/01/2047	87.000	01/11/2017	15,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	76.000	01/11/2017	7,000	0	0
	Put - OTC Freddie Mac, TBA 3.000% due 02/01/2047	67.000	02/06/2017	8,000	0	0
	Put - OTC Freddie Mac, TBA 3.500% due 02/01/2047	73.000	02/06/2017	14,000	1	0
	Put - OTC Freddie Mac, TBA 4.000% due 02/01/2047	67.000	02/06/2017	9,000	0	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2047	73.000	01/11/2017	8,000	0	0

					$4	$0

Total Purchased Options					$30	$30

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.785	01/11/2017	$3,000	$(12)	$(4)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.141	01/11/2017	5,000	(11)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.578	01/11/2017	2,000	(5)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.156	01/11/2017	3,500	(12)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.422	01/11/2017	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	1,000	(2)	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.516	01/11/2017	2,000	(13)	(10)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.313	01/11/2017	1,000	(3)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.484	01/11/2017	1,500	(7)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.531	01/11/2017	1,000	(5)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.906	02/06/2017	1,000	(3)	(9)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.930	02/06/2017	1,000	(4)	(9)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.453	02/06/2017	1,000	(3)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.883	02/06/2017	500	(2)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.719	01/11/2017	3,000	(11)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.875	01/11/2017	1,000	(2)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.000	01/11/2017	2,500	(8)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.414	01/11/2017	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	2,500	(4)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2047	102.227	02/06/2017	1,500	(4)	(11)

					$(115)	$(71)

Total Written Options					$(115)	$(71)

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.738%	06/15/2017	$5,000	$0	$0	$0	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	06/15/2017	5,000	0	(2)	0	(2)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	06/15/2017	100,000	0	(5)	0	(5)

						$0	$(7)	$0	$(7)

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$815	$0	$5	$5	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	458	0	5	5	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	261	0	3	3	0

							$0	$13	$13	$0

Total Swap Agreements							$0	$6	$13	$(7)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$675	$0	$675
Industrials	0	1,026	0	1,026
U.S. Government Agencies	0	319,176	1,041	320,217
U.S. Treasury Obligations	0	8,577	0	8,577
Non-Agency Mortgage-Backed Securities	0	11,420	2,315	13,735
Asset-Backed Securities	0	24,309	0	24,309
Short-Term Instruments
Repurchase Agreements	0	2,032	0	2,032
U.S. Treasury Bills	0	2,568	0	2,568
	$0	$369,783	$3,356	$373,139

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,666	$0	$0	$1,666

Total Investments	$1,666	$369,783	$3,356	$374,805

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(59,806)	$0	$(59,806)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	43	0	43
	$0	$48	$0	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(108)	0	(108)
Over the counter	0	(78)	0	(78)

	$0	$(186)	$0	$(186)

Total Financial Derivative Instruments	$0	$(138)	$0	$(138)

Totals	$1,666	$309,839	$3,356	$314,861

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$25	$1,023	$(11)	$0	$(1)	$5	$0	$0	$1,041	$4
Non-Agency Mortgage-Backed Securities	1,227	1,334	(209)	(1)	(4)	(32)	0	0	2,315	(32)
Asset-Backed Securities	1,001	0	(226)	0	0	6	0	(781)	0	0

Totals	$2,253	$2,357	$(446)	$(1)	$(5)	$(21)	$0	$(781)	$3,356	$(28)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$22	Other Valuation Techniques (2)	—	—
	1,019	Proxy Pricing	Base Price	97.500 - 100.063
Non-Agency Mortgage-Backed Securities	2,017	Proxy Pricing	Base Price	100.719 - 101.375
	298	Third Party Vendor	Broker Quote	101.000

Total	$3,356

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
SHORT-TERM NOTES 2.3%
Federal Home Loan Bank
0.393% due 01/06/2017 (b)(c)	$100	$100
0.426% due 01/06/2017 (b)(c)	200	200
0.460% due 01/27/2017 (b)(c)	200	200
0.487% due 01/23/2017 (b)(c)	1,000	1,000
0.497% due 02/13/2017 (b)(c)	700	700

		2,200

U.S. TREASURY BILLS 2.7%
0.468% due 01/12/2017 - 03/16/2017 (a)(b)	2,625	2,623

Total Short-Term Instruments (Cost $4,823)		4,823

Total Investments in Securities (Cost $4,823)		4,823

	SHARES
INVESTMENTS IN AFFILIATES 93.6%
MUTUAL FUNDS (d) 78.5%
PIMCO Credit Absolute Return Fund	2,690,542	26,341
PIMCO EqS® Long/Short Fund	829,475	9,373
PIMCO Mortgage Opportunities Fund	1,733,076	18,873
PIMCO RAE Worldwide Long/Short PLUS Fund	774,992	7,541
PIMCO TRENDS Managed Futures Strategy Fund	1,077,058	10,221
PIMCO Unconstrained Bond Fund	265,013	2,822

Total Mutual Funds (Cost $75,611)		75,171

SHORT-TERM INSTRUMENTS 15.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.1%
PIMCO Short-Term Floating NAV Portfolio III	1,460,691	14,439

Total Short-Term Instruments (Cost $14,439)		14,439

Total Investments in Affiliates (Cost $90,050)		89,610

Total Investments 98.6% (Cost $94,873)		$94,433
Financial Derivative Instruments (e)(f) (0.3)% (Cost or Premiums, net $(11))		(265)
Other Assets and Liabilities, net 1.7%		1,575

Net Assets 100.0%		$95,743

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month CAD-Bank Bill	2.250%	06/16/2026	CAD	4,750	$(11)	$(76)	$3	$0
Pay *	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	470	(9)	(9)	2	0
Pay *	6-Month EUR-EURIBOR	1.100	05/20/2026	EUR	770	0	4	2	0
Receive *	6-Month GBP-LIBOR	1.900	05/18/2026	GBP	2,510	(53)	(15)	0	(10)
Receive *	6-Month JPY-LIBOR	0.300	05/25/2026	JPY	265,000	2	25	0	(4)

						$(71)	$(71)	$7	$(14)

Total Swap Agreements						$(71)	$(71)	$7	$(14)

*	This instrument has a forward starting effective date.

Cash of $98 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	3,951		$2,849	$4	$(7)
	01/2017	JPY	2,600		23	0	0
	02/2017	GBP	19		23	0	0
	02/2017		$2,723	AUD	3,785	7	0
	02/2017		8	CHF	8	0	0
BOA	01/2017	CAD	147		$111	2	0
	01/2017	EUR	996		1,036	0	(13)
	01/2017		$188	CAD	251	0	(1)
	01/2017		606	GBP	486	0	(7)
	01/2017		181	MXN	3,770	1	0
	02/2017	EUR	1,123		$1,236	52	0
	02/2017		$1,037	EUR	996	13	0
	02/2017		11	GBP	9	0	0
BPS	01/2017		619	CNH	4,296	0	(5)
	01/2017		1,059	EUR	998	0	(8)
	01/2017		262	JPY	29,964	0	(6)
	02/2017	JPY	17,900		$169	16	0
BRC	01/2017		$117	KRW	133,287	0	(6)
	01/2017		369	SGD	502	0	(22)
CBK	01/2017	AUD	55	JPY	4,643	0	0
	01/2017		4		$3	0	0
	01/2017	CAD	47		35	0	0
	01/2017	EUR	5		5	0	0
	01/2017	RUB	7,556		117	0	(6)
	01/2017		$74	CAD	99	0	0
	01/2017		196	CNH	1,318	0	(8)
	01/2017		3	EUR	3	0	0
	01/2017		177	JPY	18,200	0	(21)
	02/2017	GBP	21		$26	0	0
	02/2017		$71	EUR	65	0	(2)
	02/2017		27	GBP	21	0	(1)
DUB	01/2017	CNH	5,134		$773	39	0
	01/2017	JPY	323,506	CAD	3,927	155	0
	01/2017	SGD	296		$203	0	(1)
	01/2017		$609	CNH	4,178	0	(12)
	01/2017		850	SGD	1,150	0	(56)
	01/2017	ZAR	4,138		$290	0	(11)
GLM	01/2017	AUD	55	JPY	4,712	1	0
	01/2017	BRL	363		$103	0	(8)
	01/2017	CAD	54	AUD	55	0	(1)
	01/2017		315		$240	5	0
	01/2017	SGD	93		69	5	0
	01/2017		$326	BRL	1,083	5	0
	01/2017		97	CAD	129	0	(1)
	01/2017		6	EUR	6	0	0
	01/2017		5	JPY	600	0	0
	02/2017	CNH	3,381		$500	20	0
	02/2017	GBP	31		39	1	0
	02/2017	JPY	4,700		41	1	0
	02/2017		$146	EUR	138	0	0
	02/2017		8	GBP	6	0	0
	02/2017		520	JPY	57,800	0	(24)
HUS	01/2017	AUD	1,163		$880	41	0
	01/2017	CNH	11,490		1,656	13	0
	01/2017	GBP	36		44	0	0
	01/2017	SGD	830		581	8	0
	01/2017		$2,945	AUD	3,962	0	(85)
	01/2017		448	CAD	597	0	(4)
	01/2017		260	CNH	1,757	0	(9)
	01/2017		6	JPY	700	0	0
	01/2017		595	SGD	830	0	(22)
	01/2017		329	TRY	1,024	0	(39)
	02/2017	JPY	17,900		$162	9	0
IND	01/2017	AUD	371		267	0	0
	02/2017		$267	AUD	371	0	0
JPM	01/2017	AUD	14		$11	0	0
	01/2017	CAD	55	JPY	4,698	0	(1)
	01/2017		380		$284	1	0
	01/2017	EUR	1		1	0	0
	01/2017	INR	2,017		30	0	0
	01/2017	JPY	9,864	CAD	120	5	0
	01/2017	MXN	976		$51	4	0
	01/2017	RUB	1,806		28	0	(1)
	01/2017	TRY	47		15	2	0
	01/2017		$63	AUD	82	0	(4)
	01/2017		182	CAD	244	0	(1)
	01/2017		2	EUR	2	0	0
	01/2017		30	INR	2,020	0	0
	01/2017		106	JPY	11,087	0	(12)
	01/2017		343	RUB	21,856	12	0
	01/2017		129	SGD	187	0	0
	01/2017		331	ZAR	4,690	10	0
	02/2017		23	CHF	23	0	(1)
	05/2017	CNH	3,052		$456	30	0
MSB	01/2017	AUD	4,117	JPY	328,886	0	(154)
	01/2017	BRL	78		$24	0	0
	01/2017	CAD	1,183		892	11	0
	01/2017	CNH	888		129	2	0
	01/2017	SGD	2,723		2,015	134	0
	01/2017		$75	KRW	87,756	0	(2)
	01/2017	ZAR	580		$42	0	0
	02/2017		$31	GBP	25	0	0
RBC	01/2017	TRY	326		$92	0	0
	02/2017		$835	CNH	5,810	0	(10)
	02/2017		69	JPY	7,500	0	(4)
SCX	01/2017	CAD	3,313		$2,456	0	(12)
	01/2017		$191	CAD	255	0	(1)
	01/2017		900	CNH	5,963	0	(47)
	02/2017	GBP	32		$40	0	0
	05/2017		$450	CNH	3,051	0	(24)
SOG	01/2017	KRW	374,800		$335	25	0
	01/2017		$59	MXN	1,153	0	(4)
	01/2017		939	SGD	1,272	0	(61)
	02/2017	CNH	2,429		$365	20	0
UAG	01/2017	EUR	13		14	0	0
	01/2017	GBP	447		563	12	0
	01/2017		$1,008	AUD	1,352	0	(33)
	01/2017		1	EUR	1	0	0

Total Forward Foreign Currency Contracts						$666	$(758)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	121.000	01/03/2017		$90	$0	$0
DUB	Put - OTC CAD versus JPY		74.800	01/11/2017	CAD	2,637	42	0
JPM	Call - OTC AUD versus USD		$0.918	02/07/2017	AUD	400	0	0

							$42	$0

Total Purchased Options							$42	$0

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
MSB	Put - OTC AUD versus JPY	JPY	70.200	01/11/2017	AUD	2,674	$(53)	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$31	$0	$1

Total Written Options					$(53)	$1

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (2)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	3,178	1-Month USD-LIBOR plus a specified spread	01/19/2017	$13,729	$0	$135	$135	$0
BPS	Pay	S&P 500 Total Return Index	1,850	1-Month USD-LIBOR plus a specified spread	11/08/2017	8,013	0	98	98	0
CBK	Receive	ERAUSLT Index	28,567	1-Month USD-LIBOR plus a specified spread	11/08/2017	7,421	0	(94)	0	(94)
DUB	Receive	ERAUSLT Index	55,331	1-Month USD-LIBOR plus a specified spread	01/19/2017	14,352	0	(163)	0	(163)
JPM	Receive	JMABFNJ1 Index	11,879	0.700%	02/15/2017	1,234	0	(14)	0	(14)
	Receive	RALVEIUT Index	16,406	1-Month USD-LIBOR plus a specified spread	08/10/2017	2,154	0	66	66	0
	Pay	S&P 500 Total Return Index	404	1-Month USD-LIBOR plus a specified spread	08/10/2017	1,695	0	(32)	0	(32)
MEI	Receive	RACNLGT Index	12,019	1-Month USD-LIBOR plus a specified spread	01/19/2017	17,568	0	(195)	0	(195)
	Pay	RACNSGT Index	12,704	1-Month USD-LIBOR plus a specified spread	01/19/2017	17,492	0	36	36	0

							$0	$(163)	$335	$(498)

(2)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AUD versus USD 1-Year ATM Realized Volatility	12.100%	08/01/2017	$25	$0	$(24)	$0	$(24)
	Pay	USD versus KRW 1-Year ATM Realized Volatility	11.000	01/16/2017	7	0	12	12	0
	Receive	USD versus NOK 1-Year ATM Realized Volatility	11.950	01/13/2017	7	0	(9)	0	(9)
BPS	Pay	USD versus KRW 1-Year ATM Realized Volatility	11.000	01/13/2017	7	0	12	12	0
CBK	Pay	USD versus KRW 1-Year ATM Realized Volatility	12.900	01/25/2017	10	0	27	27	0
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	1	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	1	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.900	06/12/2017	6	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.300	06/15/2017	5	0	11	11	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	1	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.150	06/12/2017	6	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.850	06/15/2017	5	0	(8)	0	(8)
	Pay	USD versus KRW 1-Year ATM Realized Volatility	12.700	01/25/2017	10	0	25	25	0
GLM	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.350	04/25/2017	11	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.500	04/25/2017	11	0	17	17	0
	Receive	AUD versus USD 1-Year ATM Realized Volatility	11.900	01/13/2017	7	0	(17)	0	(17)
	Pay	USD versus KRW 1-Year ATM Realized Volatility	13.050	01/13/2017	7	0	21	21	0
	Receive	USD versus NOK 1-Year ATM Realized Volatility	13.050	01/25/2017	10	0	(12)	0	(12)
	Receive	USD versus NOK 1-Year ATM Realized Volatility	13.200	01/25/2017	10	0	(13)	0	(13)
HUS	Receive	USD versus CAD 1-Year ATM Realized Volatility	9.950	01/16/2017	10	0	6	6	0
	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.400	07/28/2017	25	0	(60)	0	(60)
	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.800	08/01/2017	25	0	(50)	0	(50)
JPM	Receive	EUR versus JPY 1-Year ATM Realized Volatility	12.600	07/28/2017	25	0	(18)	0	(18)
	Pay	USD versus KRW 1-Year ATM Realized Volatility	12.675	01/25/2017	10	0	25	25	0
	Receive	USD versus NOK 1-Year ATM Realized Volatility	13.000	01/25/2017	10	0	(11)	0	(11)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	2	0	8	8	0
	Receive	EUR versus CHF 1-Year ATM Realized Volatility	6.500	03/16/2017	5	0	(3)	0	(3)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.250	04/25/2017	17	0	8	8	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.050	06/12/2017	6	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	3	0	(2)	0	(2)
	Pay	USD versus CHF 1-Year ATM Realized Volatility	10.400	03/16/2017	5	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.500	04/25/2017	17	0	25	25	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.300	06/12/2017	6	0	4	4	0

						$0	$(4)	$226	$(230)

Total Swap Agreements						$0	$(167)	$561	$(728)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Short-Term Notes	$0	$2,200	$0	$2,200
U.S. Treasury Bills	0	2,623	0	2,623
	$0	$4,823	$0	$4,823

Investments in Affiliates, at Value
Mutual Funds	75,171	0	0	75,171
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,439	0	0	14,439

	$89,610	$0	$0	$89,610

Total Investments	$89,610	$4,823	$0	$94,433

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	1,227	0	1,227
	$0	$1,234	$0	$1,234

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(1,485)	0	(1,485)

	$0	$(1,499)	$0	$(1,499)

Total Financial Derivative Instruments	$0	$(265)	$0	$(265)

Totals	$89,610	$4,558	$0	$94,168

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.7%
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
IFP Funding LLC
6.500% due 04/01/2017	$5,000	$4,963

Total Corporate Bonds & Notes (Cost $5,000)		4,963

MUNICIPAL BONDS & NOTES 97.9%
ALABAMA 3.0%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,305
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,807
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	4,190	4,641

		19,753

ARIZONA 0.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,160

CALIFORNIA 15.2%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,703
5.000% due 12/01/2032	3,000	3,400
5.000% due 12/01/2033	3,500	3,957
5.000% due 12/01/2034	3,000	3,382
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,372
5.000% due 04/01/2038	10,000	11,100
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,100
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	2,080	2,075
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 10/01/2027	2,795	3,383
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,480	1,481
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,388
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	1,901
California Pollution Control Financing Authority Revenue Notes, Series 2015
3.000% due 11/01/2025	1,000	998
California State General Obligation Bonds, Series 2004
0.670% due 05/01/2034	4,200	4,200
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,983
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,851
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2030	875	914
5.000% due 12/01/2031	650	676
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	1,900	1,910
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	5,800	5,776
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,629
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,445
5.125% due 05/01/2030	1,500	1,636
5.125% due 05/01/2031	1,500	1,632
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	3,925	4,127
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2029 (b)	5,140	3,461

San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,335

		100,815

COLORADO 4.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,505
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	290
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,742
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.336% due 11/15/2031	2,000	2,002
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,005
Solaris Metropolitan District No 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2046	500	498

		28,042

CONNECTICUT 0.2%
Connecticut Special Tax State Revenue Bonds, Series 2016
5.000% due 09/01/2027	1,315	1,546

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,856

FLORIDA 4.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,665
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	3,000	2,982
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,100
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,281
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	832
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	1,920	1,936
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,551

		26,347

GEORGIA 4.5%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,954
Georgia State General Obligation Notes, Series 2016
5.000% due 12/01/2025	5,000	6,113
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,243
Municipal Electric Authority of Georgia Revenue Bonds, Series 2016
5.000% due 01/01/2028	3,000	3,536

		29,846

IDAHO 1.1%
Idaho State General Obligation Notes, Series 2016
2.000% due 06/30/2017	7,000	7,038

ILLINOIS 8.7%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,184
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,330
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,210
Chicago, Illinois General Obligation Bonds, Series 2011
5.000% due 01/01/2040	1,650	1,493
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	2,835	2,840
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	4,899
5.500% due 01/01/2039	4,500	4,344
Chicago, Illinois Waterworks Revenue Bonds, (AGM/CR Insured), Series 1999
5.000% due 11/01/2029	1,000	1,145
Illinois Finance Authority Revenue Bonds, Series 2009
0.680% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,920

Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	512
Illinois Finance Authority Revenue Bonds, Series 2016
1.782% due 05/01/2036	1,000	1,002
4.000% due 02/15/2036	5,790	5,063
5.000% due 02/15/2029	4,500	4,771
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,739
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,318
5.000% due 03/01/2036	1,185	1,142
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	1,500	1,524
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	6,700	6,775
5.000% due 01/01/2032	3,000	2,941
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,748

		57,800

INDIANA 0.7%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	533
Whiting, Indiana Revenue Bonds, Series 2015
5.000% due 11/01/2045	3,495	3,909

		4,442

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	550

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,199

MASSACHUSETTS 1.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,573
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,530

		10,103

MICHIGAN 2.3%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,086
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,113
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	2,000	2,207
5.000% due 04/01/2022	3,000	3,354
5.000% due 04/01/2024	1,000	1,133
5.000% due 04/01/2025	1,000	1,140
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,937

		14,970

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,064

NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,392
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,305

		8,697

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,095

NEW JERSEY 5.8%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	240
6.500% due 04/01/2031	500	566
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,103

New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	5,000	5,280
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2041	2,000	2,123
New Jersey Educational Facilities Authority Revenue Notes, Series 2016
5.000% due 07/01/2025	5,000	5,617
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,751
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,313
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 07/01/2033	2,000	2,227
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,000	3,458
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	4,100	4,388
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	1,848
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,512

		38,426

NEW MEXICO 0.4%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2028 (a)	1,190	1,427
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,360	1,385

		2,812

NEW YORK 12.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,686
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,124
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,355
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,171
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,640
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,104
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026	9,000	10,732
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,334
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,461
5.750% due 11/15/2051	5,000	5,625
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,141
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.980% due 05/01/2034	2,000	1,840
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.155% due 10/01/2036	3,625	3,335
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2020	1,000	1,048
5.000% due 08/01/2021	2,000	2,108
Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	2,120	2,125
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,739
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,290
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	1,000	963

		79,821

NORTH CAROLINA 1.5%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,555
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,667
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,874

		10,096

OHIO 4.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	7,525	6,788
5.375% due 06/01/2024	2,500	2,291

5.750% due 06/01/2034	5,000	4,327
6.500% due 06/01/2047	2,450	2,285
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,865
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,139
5.250% due 02/15/2029	2,900	3,354

		28,049

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,107
5.000% due 06/15/2031	500	551

		1,658

PENNSYLVANIA 2.6%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	5,000	5,563
5.000% due 01/15/2027	4,500	5,287
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,006
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,411

		17,267

PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	5,665	4,277

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (b)	775	596
0.000% due 12/01/2022 (b)	1,000	724
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,465
5.000% due 02/01/2024	1,400	1,571

		7,356

TEXAS 16.1%
Dallas County, Texas Community College District General Obligation Notes, Series 2016
5.000% due 02/15/2025	6,040	7,176
5.000% due 02/15/2026	5,000	5,995
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2027 (a)	1,250	1,437
5.000% due 11/01/2029 (a)	2,250	2,563
Dallas, Texas Waterworks & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2023	7,000	8,212
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,139
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,920
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.720% due 12/01/2024	1,500	1,500
Houston Higher Education Finance Corp., Texas Revenue Notes, Series 2011
5.875% due 05/15/2021	155	167
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.670% due 08/01/2022	1,900	1,900
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.650% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	8,055	8,228
5.000% due 04/01/2031	325	350
5.000% due 04/01/2036	355	370
5.000% due 07/01/2046	4,310	4,621
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	915
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,210
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	130
6.000% due 09/15/2046	360	332
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	5,000	5,041
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,634
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,387
5.250% due 12/15/2022	3,825	4,277
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,000	8,219

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,278
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,603
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (c)	1,100	1,160
University of Texas System Revenue Notes, Series 2016
5.000% due 08/15/2024	9,000	10,743

		107,207

U.S. VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,800	1,579

VIRGINIA 0.7%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,200
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,295

		4,495

WASHINGTON 1.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2016
5.000% due 11/01/2030	1,000	1,189
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,344
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.120% due 01/01/2035	1,500	1,501
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,220

		9,254

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,417

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,433

WYOMING 0.9%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.690% due 08/15/2020	5,700	5,700

Total Municipal Bonds & Notes (Cost $621,006)		650,170

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		553

Total Short-Term Instruments (Cost $553)		553

Total Investments in Securities (Cost $626,559)		655,686

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	1,043,008	10,310

Total Short-Term Instruments (Cost $10,299)		10,310

Total Investments in Affiliates (Cost $10,299)		10,310

Total Investments 100.3% (Cost $636,858)		$665,996
Financial Derivative Instruments (e) 0.2% (Cost or Premiums, net $(284))		1,652
Other Assets and Liabilities, net (0.5)%		(3,610)

Net Assets 100.0%		$664,038

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,100	$1,160	0.17%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$553	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(565)	$553	$553

Total Repurchase Agreements						$(565)	$553	$553

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$744	$744	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-27 5-Year Index	(1.000)%	12/20/2021	$20,500	$(284)	$(29)	$0	$(313)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$14,200	$0	$941	$941	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	10,000	0	280	280	0

						$0	$1,221	$1,221	$0

Total Swap Agreements						$(284)	$1,936	$1,965	$(313)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,963	$4,963
Municipal Bonds & Notes
Alabama	0	19,753	0	19,753
Arizona	0	4,160	0	4,160
California	0	100,815	0	100,815
Colorado	0	28,042	0	28,042
Connecticut	0	1,546	0	1,546
District of Columbia	0	2,856	0	2,856
Florida	0	26,347	0	26,347
Georgia	0	29,846	0	29,846
Idaho	0	7,038	0	7,038
Illinois	0	57,800	0	57,800
Indiana	0	4,442	0	4,442
Kansas	0	550	0	550
Maryland	0	8,199	0	8,199
Massachusetts	0	10,103	0	10,103
Michigan	0	14,970	0	14,970
Missouri	0	2,064	0	2,064
Nebraska	0	8,697	0	8,697
New Hampshire	0	1,095	0	1,095
New Jersey	0	38,426	0	38,426
New Mexico	0	2,812	0	2,812
New York	0	79,821	0	79,821
North Carolina	0	10,096	0	10,096
Ohio	0	28,049	0	28,049
Oregon	0	1,658	0	1,658
Pennsylvania	0	17,267	0	17,267
Puerto Rico	0	4,277	0	4,277
Tennessee	0	7,356	0	7,356
Texas	0	107,207	0	107,207
U.S. Virgin Islands	0	1,579	0	1,579
Virginia	0	4,495	0	4,495
Washington	0	9,254	0	9,254
West Virginia	0	2,417	0	2,417
Wisconsin	0	1,433	0	1,433
Wyoming	0	5,700	0	5,700
Short-Term Instruments
Repurchase Agreements	0	553	0	553
	$0	$650,723	$4,963	$655,686

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,310	$0	$0	$10,310

Total Investments	$10,310	$650,723	$4,963	$665,996

Financial Derivative Instruments - Assets
Over the counter	$0	$1,221	$744	$1,965

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(313)	$0	$(313)

Total Financial Derivative Instruments	$0	$908	$744	$1,652

Totals	$10,310	$651,631	$5,707	$667,648

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.3%
MUNICIPAL BONDS & NOTES 89.9%
CALIFORNIA 2.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	$1,005	$1,067
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2007
5.000% due 06/01/2017	500	508

		1,575

COLORADO 3.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	584
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,113
Solaris Metropolitan District No 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	624

		2,321

CONNECTICUT 3.5%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2026	1,000	1,180
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.369% due 07/01/2049	1,000	991

		2,171

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	517

FLORIDA 0.9%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	590

GEORGIA 1.6%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	995

GUAM 1.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	949

ILLINOIS 5.9%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	658
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	987
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	320
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,765	1,721

		3,686

INDIANA 0.2%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	107

LOUISIANA 2.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	960
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	577

		1,537

MASSACHUSETTS 1.9%
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,169

MICHIGAN 2.8%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	558
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	109
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2023	1,000	1,127

		1,794

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	104

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	45

NEBRASKA 1.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	845

NEW JERSEY 4.0%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	5	5
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	604
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,056
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	534
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	286

		2,485

NEW MEXICO 1.5%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	943

NEW YORK 11.8%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	880
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,156
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,157
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2026	250	297
5.000% due 02/15/2027	750	904
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,078
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,033
Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	680	682
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	201

		7,388

NORTH CAROLINA 4.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,356
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,165

		2,521

OHIO 5.7%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	155
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	227
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,153
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,166

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	856

		3,557

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	102

OREGON 1.0%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	659

PENNSYLVANIA 10.4%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,175
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,147
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	588
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	997
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	992
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	574
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	278
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	746

		6,497

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	345	260

SOUTH DAKOTA 1.0%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	606

TENNESSEE 1.8%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,156

TEXAS 14.5%
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	1,000	1,208
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,136
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	374
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	795
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	569
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	106
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	862
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	603
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	632
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,030
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,761

		9,076

VIRGINIA 2.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	750
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

Virginia College Building Authority Revenue Bonds, Series 2016
5.000% due 09/01/2028	500	601

		1,356

WEST VIRGINIA 1.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	1,000	967

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	413

Total Municipal Bonds & Notes (Cost $55,597)		56,391

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		249

Total Short-Term Instruments (Cost $249)		249

Total Investments in Securities (Cost $55,846)		56,640

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	482,161	4,766

Total Short-Term Instruments (Cost $4,766)		4,766

Total Investments in Affiliates (Cost $4,766)		4,766

Total Investments 97.9% (Cost $60,612)		$61,406
Financial Derivative Instruments (b) 0.2% (Cost or Premiums, net $0)		111
Other Assets and Liabilities, net 1.9%		1,188

Net Assets 100.0%		$62,705

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$249	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(255)	$249	$249

Total Repurchase Agreements						$(255)	$249	$249

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$1,300	$0	$86	$86	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	900	0	25	25	0

						$0	$111	$111	$0

Total Swap Agreements						$0	$111	$111	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,575	$0	$1,575
Colorado	0	2,321	0	2,321
Connecticut	0	2,171	0	2,171
District of Columbia	0	517	0	517
Florida	0	590	0	590
Georgia	0	995	0	995
Guam	0	949	0	949
Illinois	0	3,686	0	3,686
Indiana	0	107	0	107
Louisiana	0	1,537	0	1,537
Massachusetts	0	1,169	0	1,169
Michigan	0	1,794	0	1,794
Minnesota	0	104	0	104
Missouri	0	45	0	45
Nebraska	0	845	0	845
New Jersey	0	2,485	0	2,485
New Mexico	0	943	0	943
New York	0	7,388	0	7,388
North Carolina	0	2,521	0	2,521
Ohio	0	3,557	0	3,557
Oklahoma	0	102	0	102
Oregon	0	659	0	659
Pennsylvania	0	6,497	0	6,497
Puerto Rico	0	260	0	260
South Dakota	0	606	0	606
Tennessee	0	1,156	0	1,156
Texas	0	9,076	0	9,076
Virginia	0	1,356	0	1,356
West Virginia	0	967	0	967
Wisconsin	0	413	0	413
Short-Term Instruments
Repurchase Agreements	0	249	0	249
	$0	$56,640	$0	$56,640

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,766	$0	$0	$4,766

Total Investments	$4,766	$56,640	$0	$61,406

Financial Derivative Instruments - Assets
Over the counter	$0	$111	$0	$111

Total Financial Derivative Instruments	$0	$111	$0	$111

Totals	$4,766	$56,751	$0	$61,517

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%
MUNICIPAL BONDS & NOTES 94.1%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	$100	$102

ILLINOIS 1.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	1,940

NEW YORK 91.4%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,035
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,486
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	856
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,500	2,675
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	587
5.000% due 08/01/2040	500	547
5.500% due 09/01/2045	4,000	4,240
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,151
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	480
5.000% due 07/01/2044	1,000	1,075
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	354
5.000% due 09/15/2027	275	324
5.000% due 09/15/2028	275	322
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	297
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,790
5.000% due 07/01/2041	1,500	1,634
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,029
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,623
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,210
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,621
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,093
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,330
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,803
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,190
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,651
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	557
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,880
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
0.710% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,241
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,707
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
0.750% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,059
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,023

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,394
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,011
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026	3,500	4,173
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,167
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	504
5.000% due 11/15/2029	1,000	1,165
5.000% due 11/15/2045	2,000	2,217
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	446
0.000% due 06/01/2055 (a)	10,000	358
5.000% due 06/01/2042	8,150	7,522
New York Counties Tobacco Trust, U.S. Virgin Islands Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,053
5.000% due 06/01/2041	1,000	1,039
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,083
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,874
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,035
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,035
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,149
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,139
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,633
5.000% due 07/01/2038	1,000	1,053
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,064
5.500% due 05/01/2037	400	437
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,642
5.000% due 07/01/2035	500	548
5.500% due 07/01/2040	1,000	1,131
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	574
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,290
5.000% due 12/15/2026	4,000	4,623
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,459
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2040	1,000	1,002
5.000% due 02/15/2032	1,920	2,242
5.000% due 07/01/2046	2,000	2,194
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.980% due 05/01/2034	500	460
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.155% due 10/01/2036	500	460
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,453
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,001
5.250% due 01/01/2056	1,250	1,404
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,000	2,292
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2031	2,000	2,046
5.250% due 01/01/2050	4,000	4,202
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	490
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,798
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,795
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,105
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	75	77
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,400	1,497
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,416
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,030

TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	1,500	1,495
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2036	5,000	5,788
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2016
5.000% due 12/15/2037	4,000	4,603
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	3,000	3,006
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	3,000	2,890

		177,567

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.087% due 07/01/2029	985	744

U.S. VIRGIN ISLANDS 1.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	2,700	2,369

Total Municipal Bonds & Notes (Cost $176,769)		182,722

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		569

Total Short-Term Instruments (Cost $569)		569

Total Investments in Securities (Cost $177,338)		183,291

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	1,172,030	11,586

Total Short-Term Instruments (Cost $11,585)		11,586

Total Investments in Affiliates (Cost $11,585)		11,586

Total Investments 100.4% (Cost $188,923)		$194,877
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $(80))		245
Other Assets and Liabilities, net (0.5)%		(1,050)

Net Assets 100.0%		$194,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$569	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(585)	$569	$569

Total Repurchase Agreements						$(585)	$569	$569

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-27 5-Year Index	(1.000)%	12/20/2021	$5,800	$(80)	$(9)	$0	$(89)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$3,900	$0	$259	$259	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	2,700	0	75	75	0

						$0	$334	$334	$0

Total Swap Agreements						$(80)	$325	$334	$(89)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$102	$0	$102
Illinois	0	1,940	0	1,940
New York	0	177,567	0	177,567
Puerto Rico	0	744	0	744
U.S. Virgin Islands	0	2,369	0	2,369
Short-Term Instruments
Repurchase Agreements	0	569	0	569
	$0	$183,291	$0	$183,291

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,586	$0	$0	$11,586

Total Investments	$11,586	$183,291	$0	$194,877

Financial Derivative Instruments - Assets
Over the counter	$0	$334	$0	$334

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$245	$0	$245

Totals	$11,586	$183,536	$0	$195,122

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.1%
BANK LOAN OBLIGATIONS 1.3%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$707	$717
Charter Communications Operating LLC
3.500% due 01/15/2024		1,092	1,099
Community Health Systems, Inc.
4.185% due 12/31/2018		1,183	1,166
FCA U.S. LLC
3.500% due 05/24/2017		2,884	2,895

Total Bank Loan Obligations (Cost $5,856)			5,877

CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 8.5%
Banco del Estado de Chile
4.125% due 10/07/2020		5,300	5,526
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,300	1,384
Banco Santander Chile
1.776% due 04/11/2017		$200	200
Bank of America Corp.
2.151% due 11/09/2020		600	592
Barclays Bank PLC
7.625% due 11/21/2022		1,800	1,979
Barclays PLC
3.200% due 08/10/2021		3,600	3,561
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,551
Deutsche Bank AG
4.250% due 10/14/2021		2,900	2,912
General Motors Financial Co., Inc.
2.268% due 10/04/2019		4,000	4,019
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,000	1,006
GSPA Monetization Trust
6.422% due 10/09/2029		125	137
HSBC Holdings PLC
2.498% due 01/05/2022		900	917
KBC Bank NV
8.000% due 01/25/2023		200	211
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,332
Navient Corp.
5.500% due 01/15/2019		1,000	1,040
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		1,200	1,246
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,210	3,231
UBS AG
7.625% due 08/17/2022		550	625
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		500	500
4.125% due 09/24/2025		500	510

			38,479

INDUSTRIALS 3.8%
Actavis Funding SCS
2.350% due 03/12/2018		3,100	3,118
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		1,000	1,016
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,206
Charter Communications Operating LLC
4.464% due 07/23/2022		500	523
4.908% due 07/23/2025		1,000	1,054
6.384% due 10/23/2035		200	229
6.484% due 10/23/2045		400	463
6.834% due 10/23/2055		100	117
CVS Health Corp.
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		974	1,005
5.125% due 07/20/2045		400	447

HCA, Inc.
3.750% due 03/15/2019		2,200	2,266
QUALCOMM, Inc.
4.800% due 05/20/2045		600	641
Reynolds American, Inc.
4.000% due 06/12/2022		200	209
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		560	553
2.400% due 09/23/2021		480	464

			17,414

UTILITIES 1.2%
AT&T, Inc.
3.000% due 06/30/2022		800	785
4.500% due 05/15/2035		100	97
4.750% due 05/15/2046		200	190
Petrobras Global Finance BV
3.750% due 01/14/2021	EUR	400	423
3.873% due 03/17/2020		$1,700	1,666
4.875% due 03/17/2020		400	396
7.875% due 03/15/2019		172	185
8.375% due 05/23/2021		1,500	1,620

			5,362

Total Corporate Bonds & Notes (Cost $60,215)			61,255

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.1%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	231

ILLINOIS 1.9%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,406
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	1,002
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	520
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		1,285	1,315
6.725% due 04/01/2035		585	597
7.350% due 07/01/2035		3,500	3,791

			8,631

NEW JERSEY 0.3%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (c)		1,935	1,554

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050		1,500	2,279

Total Municipal Bonds & Notes (Cost $11,427)			12,695

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
2.310% due 08/01/2022		200	199
2.325% due 07/01/2035		429	453
2.482% due 12/01/2034		266	281
2.567% due 03/01/2034		325	339
2.870% due 09/01/2027		1,000	981
3.820% due 09/01/2021		4,688	4,986
4.500% due 09/25/2040		2,063	2,357
6.000% due 05/01/2036 - 04/01/2041		2,789	3,162
6.500% due 09/01/2036		415	470
Fannie Mae, TBA
3.000% due 02/01/2047		25,000	24,781
3.500% due 02/01/2047		6,000	6,137
4.500% due 02/01/2047		8,000	8,593
5.000% due 01/01/2047		8,000	8,714
5.500% due 02/01/2047		8,000	8,888
Freddie Mac
3.500% due 07/15/2042		6,207	6,127
6.500% due 05/01/2035		566	642
Freddie Mac, TBA
5.000% due 01/01/2047		5,000	5,444
5.500% due 01/01/2047		2,000	2,218
Ginnie Mae, TBA
3.500% due 01/01/2047		7,000	7,274
4.000% due 01/01/2047		4,000	4,245
5.000% due 01/01/2047		3,000	3,276

Small Business Administration
5.490% due 03/01/2028		155	170
6.020% due 08/01/2028		1,299	1,447

Total U.S. Government Agencies (Cost $100,485)			101,184

U.S. TREASURY OBLIGATIONS 15.3%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 01/15/2026 (j)(l)		2,543	2,567
1.750% due 01/15/2028 (i)(j)(l)		8,884	9,927
2.000% due 01/15/2026 (i)(j)(l)		2,923	3,295
2.375% due 01/15/2025 (i)(j)(l)		6,027	6,924
2.375% due 01/15/2027 (i)(l)		11,866	13,911
U.S. Treasury Notes
0.750% due 10/31/2018		200	199
2.125% due 05/15/2025 (g)(i)(j)(l)		33,150	32,458

Total U.S. Treasury Obligations (Cost $71,881)			69,281

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.7%
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049		3,024	3,042
Banc of America Funding Trust
3.267% due 09/20/2046 ^		8,333	6,758
Bear Stearns Adjustable Rate Mortgage Trust
3.044% due 08/25/2033		264	264
Bear Stearns ALT-A Trust
2.993% due 05/25/2035		289	285
Chase Mortgage Finance Trust
3.180% due 09/25/2036 ^		1,878	1,674
Citigroup Mortgage Loan Trust, Inc.
0.996% due 11/25/2036		1,186	1,088
Countrywide Alternative Loan Trust
0.926% due 11/25/2036		5,545	5,026
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		2,061	1,836
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	3,223	3,954
First Horizon Alternative Mortgage Securities Trust
3.129% due 06/25/2036		$5,982	4,897
First Horizon Mortgage Pass-Through Trust
3.071% due 05/25/2034		57	57
IndyMac Mortgage Loan Trust
0.956% due 11/25/2046		5,903	4,918
JPMorgan Alternative Loan Trust
2.959% due 11/25/2036 ^		5,026	4,700
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		150	150
JPMorgan Mortgage Trust
2.572% due 07/27/2037		984	926
2.912% due 04/25/2036 ^		9,794	9,236
3.086% due 07/25/2035		1,280	1,275
5.750% due 01/25/2036 ^		67	56
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		457	458
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		198	161
Prime Mortgage Trust
6.000% due 06/25/2036 ^		794	748
RBSSP Resecuritization Trust
0.842% due 02/26/2037		3,678	3,473
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		334	298
6.000% due 03/25/2037		778	683
Sequoia Mortgage Trust
3.280% due 09/20/2046 ^		1,198	980
Structured Adjustable Rate Mortgage Loan Trust
3.004% due 08/25/2035		312	268
3.292% due 03/25/2036 ^		377	309
Thornburg Mortgage Securities Trust
1.932% due 03/25/2044		1,033	1,007
2.670% due 12/25/2044		1,209	1,199
WaMu Mortgage Pass-Through Certificates Trust
2.584% due 06/25/2037 ^		1,209	1,125
2.609% due 06/25/2037 ^		490	446
2.831% due 01/25/2035		634	635
Washington Mutual Mortgage Pass-Through Certificates Trust
1.006% due 02/25/2036		4,375	3,327
1.507% due 04/25/2046		523	411
Wells Fargo Mortgage-Backed Securities Trust
3.034% due 12/25/2034		105	106
3.075% due 06/25/2035		722	737

Total Non-Agency Mortgage-Backed Securities (Cost $63,071)			66,513

ASSET-BACKED SECURITIES 10.0%
Citigroup Mortgage Loan Trust, Inc.
0.946% due 05/25/2037		3,959	2,874
1.656% due 09/25/2035 ^		3,400	2,121
Countrywide Asset-Backed Certificates
1.806% due 08/25/2035		8,500	7,858
Fremont Home Loan Trust
1.246% due 07/25/2035		200	182
Hillmark Funding Ltd.
1.161% due 05/21/2021		1,111	1,107
IXIS Real Estate Capital Trust
1.436% due 02/25/2036		134	134
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		700	701
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		500	500
Merrill Lynch Mortgage Investors Trust
0.866% due 08/25/2037		17,594	11,274
Penta CLO S.A.
0.001% due 06/04/2024	EUR	64	67
Residential Asset Securities Corp. Trust
1.336% due 06/25/2033		$435	359
SLM Private Education Loan Trust
3.954% due 05/16/2044		2,210	2,296
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	6,307	6,487
2.382% due 04/25/2023		$2,095	2,099
Soundview Home Loan Trust
2.056% due 10/25/2037		2,200	1,538
South Carolina Student Loan Corp.
1.681% due 03/02/2020		1,153	1,154
1.931% due 09/03/2024		1,400	1,387
South Texas Higher Education Authority, Inc.
1.376% due 10/01/2020		390	390
Structured Asset Securities Corp. Mortgage Loan Trust
1.096% due 02/25/2036		1,500	1,397
Venture CDO Ltd.
1.102% due 07/22/2021		1,652	1,640

Total Asset-Backed Securities (Cost $46,704)			45,565

SOVEREIGN ISSUES 9.5%
Brazil Government International Bond
5.625% due 02/21/2047		1,300	1,144
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	5,490	1,687
0.000% due 04/01/2017 (c)		75,592	22,516
Japan Government International Bond
0.100% due 12/15/2018	JPY	1,260,000	10,843
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	951
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,186
Saudi Government International Bond
2.375% due 10/26/2021		700	680

Total Sovereign Issues (Cost $42,775)			43,007

	SHARES
PREFERRED SECURITIES 2.0%
BANKING & FINANCE 2.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		7,400	8,861

Total Preferred Securities (Cost $7,622)			8,861

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.7%
CERTIFICATES OF DEPOSIT 3.3%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$100	100

Barclays Bank PLC
1.745% due 11/06/2017		2,800	2,803
Credit Suisse AG
1.753% due 09/12/2017		2,400	2,402
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		800	802
Natixis S.A.
1.688% due 09/25/2017		4,000	4,014
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		1,200	1,202
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		800	801
1.723% due 09/18/2017		2,800	2,805

			14,929

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.507% due 07/03/2017		100	99
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			397

REPURCHASE AGREEMENTS (f) 0.1%			572

JAPAN TREASURY BILLS 16.1%
(0.296)% due 01/10/2017 - 02/06/2017 (b)(c)	JPY	8,510,000	72,824

U.S. TREASURY BILLS 0.1%
0.441% due 02/02/2017 - 02/23/2017 (b)(c)(l)		$615	615

Total Short-Term Instruments (Cost $98,760)			89,337

Total Investments in Securities (Cost $508,796)			503,575

	SHARES
INVESTMENTS IN AFFILIATES 14.9%
SHORT-TERM INSTRUMENTS 14.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.9%
PIMCO Short-Term Floating NAV Portfolio III		6,837,785	67,592

Total Short-Term Instruments (Cost $67,596)			67,592

Total Investments in Affiliates (Cost $67,596)			67,592

Total Investments 126.0% (Cost $576,392)			$571,167
Financial Derivative Instruments (h)(k) 3.7% (Cost or Premiums, net $4,911)			16,751
Other Assets and Liabilities, net (29.7)%			(134,636)

Net Assets 100.0%			$453,282

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$572	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(585)	$572	$572

Total Repurchase Agreements						$(585)	$572	$572

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SCX	0.780%	10/12/2016	02/13/2017	$(31,067)	$(31,122)

Total Reverse Repurchase Agreements					$(31,122)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(27,632) at a weighted average interest rate of 0.657%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$3,800	$(3,985)	$(3,993)
U.S. Treasury Notes	1.125	09/30/2021	1,600	(1,533)	(1,547)

Total Short Sales				$(5,518)	$(5,540)

(4)	Payable for short sales includes $5 of accrued interest.

(g)	Securities with an aggregate market value of $29,182 and cash of $1,925 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$95.000	03/24/2017	462	$4	$3

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	680	$168	$187

Total Purchased Options				$172	$190

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	120	$(47)	$(60)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	680	$(218)	$(244)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	680	(84)	(68)

				$(302)	$(312)

Total Written Options				$(349)	$(372)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	20	$9	$13	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	104	(74)	28	(36)
Euro-Bobl March Futures	Long	03/2017	80	55	1	(7)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	89	221	52	(42)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	104	(223)	49	(51)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	98	15	0	(16)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	164	22	56	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	154	37	116	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	131	(190)	127	0
United Kingdom Long Gilt March Futures	Long	03/2017	225	819	230	(11)

Total Futures Contracts				$691	$672	$(163)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	150	$1	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$7,000	$(500)	$(204)	$0	$(6)
CDX.IG-25 5-Year Index	1.000	12/20/2020	22,400	(375)	(367)	0	(6)
CDX.IG-27 5-Year Index	1.000	12/20/2021	100,700	(1,563)	(472)	0	(30)

				$(2,438)	$(1,043)	$0	$(42)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$308,800	$(361)	$(463)	$14	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		330,600	(2,055)	(1,196)	0	(58)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		136,000	862	(1,281)	103	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		11,100	(254)	(449)	13	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		9,700	(105)	(140)	0	(14)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		100,200	(974)	4,433	0	(160)
Pay	3-Month USD-LIBOR	2.000	06/15/2023		21,500	(166)	(771)	39	0
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		41,000	(150)	(97)	34	0
Pay	3-Month USD-LIBOR	1.750	12/21/2023		45,300	(1,267)	(2,785)	91	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,000	7	76	0	(3)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		28,900	74	99	0	(42)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		74,810	3,974	5,790	0	(250)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		7,500	148	196	0	(8)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		5,750	(155)	1,219	0	(49)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,750	101	779	0	(32)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		6,500	494	672	0	(54)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		18,600	1,534	3,775	0	(157)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		8,400	767	828	0	(74)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	11,100	(223)	(301)	48	0
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	34,800	841	630	0	(138)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		2,200	(168)	(12)	0	(10)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		5,600	335	210	0	(41)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		2,800	(278)	(231)	0	(49)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	400,000	313	148	0	(46)
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	48,900	(191)	(191)	7	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		70,700	(328)	(374)	11	0

						$2,775	$10,564	$360	$(1,185)

Total Swap Agreements						$338	$9,521	$360	$(1,227)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $367 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $12,550 and cash of $1,998 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	1,727	$	526	$0	$(5)
	01/2017	JPY	670,000		6,641	906	0
	01/2017	$	530	BRL	1,727	1	0
	02/2017		492	CNH	3,422	0	(8)
BPS	01/2017	BRL	26,148	$	8,023	0	(11)
	01/2017	EUR	5,613		5,953	44	0
	01/2017	$	7,785	BRL	26,148	249	0
	02/2017	JPY	680,000	$	6,494	666	0
	02/2017	$	5,829	CNH	39,774	0	(189)
	04/2017	BRL	26,959	$	7,828	0	(253)
	12/2018	JPY	470,000		4,283	81	0
BRC	02/2017	$	18,998	CNH	129,320	0	(698)
CBK	01/2017	JPY	2,480,000	$	24,008	2,767	0
	01/2017	$	231	EUR	218	0	(2)
	02/2017	JPY	2,360,000	$	22,524	2,295	0
	12/2018		790,000		7,207	143	0
DUB	01/2017	BRL	106,123		30,985	0	(1,621)
	01/2017	$	32,443	BRL	106,123	163	0
	02/2017		1,761	MXN	33,788	0	(140)
	04/2017	BRL	10,541	$	3,034	0	(125)
FBF	01/2017		5,325		1,634	0	(2)
	01/2017	$	1,622	BRL	5,325	14	0
GLM	01/2017	BRL	10,485	$	3,217	0	(4)
	01/2017	CAD	6,264		4,775	109	0
	01/2017	$	3,086	BRL	10,485	135	0
	01/2017		1,073	EUR	1,021	5	(3)
	02/2017	MXN	8,207	$	384	0	(10)
	02/2017	RUB	138,500		2,246	14	0
	02/2017	$	4,877	RUB	309,008	102	0
HUS	01/2017	DKK	680	$	102	6	0
	01/2017	SGD	128		92	3	0
	02/2017	MXN	15,774		799	42	0
	02/2017	RUB	162,781		2,649	26	0
	02/2017	$	1,683	CNH	11,707	0	(26)
	01/2021	BRL	2,050	$	316	0	(158)
JPM	01/2017		41,070		11,998	0	(621)
	01/2017	CAD	968		722	1	0
	01/2017	GBP	3,187		4,037	109	0
	01/2017	JPY	2,320,000		22,496	2,626	0
	01/2017	$	12,479	BRL	41,070	140	0
	02/2017	MXN	13,499	$	647	1	(1)
	02/2017	RUB	293,119		4,423	0	(299)
	04/2017	BRL	17,010		4,968	0	(131)
MSB	01/2017		67,137		20,600	0	(28)
	01/2017	$	20,384	BRL	67,137	244	0
	02/2017		1,736	MXN	35,645	0	(26)
	04/2017	BRL	10,541	$	3,052	0	(108)
SCX	01/2017		5,709		1,752	0	(2)
	01/2017	HKD	3,721		480	0	0
	01/2017	KRW	379,254		323	9	0
	01/2017	$	1,744	BRL	5,709	10	0
	01/2017		4,461	CAD	6,015	19	0
	01/2017		231	EUR	222	3	0
	01/2017		480	HKD	3,720	0	0
	02/2017	AUD	6,081	$	4,541	157	0
	02/2017	BRL	5,709		1,728	0	(11)
	02/2017	CNH	251,443		36,361	708	0
	02/2017	$	923	CNH	6,276	0	(35)
TOR	01/2017	BRL	10,236	$	3,106	0	(39)
	01/2017	$	3,004	BRL	10,236	141	0
	04/2017	BRL	10,541	$	3,018	0	(142)
UAG	01/2017	$	306	KRW	347,060	0	(19)
	02/2017		4,393	AUD	6,098	3	0
	02/2017		767	CNH	5,087	0	(46)
	03/2017		207	TWD	6,525	0	(5)

Total Forward Foreign Currency Contracts						$11,942	$(4,768)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$9,600	$179	$150
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		200	8	30
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	5,800	227	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$3,900	164	703

							$578	$884

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$1,600	$156	$63
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,600	156	219
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		3,700	342	145
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		3,700	377	507
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		6,400	733	387
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		6,400	733	983
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	4,600	121	176
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$7,000	356	482
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	141
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$36,600	125	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	963
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		43,200	155	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	210
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$207,900	98	147
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		35,800	203	146
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		3,200	321	129
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		3,200	321	452
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		5,900	585	259
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		5,900	585	798
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	442	622
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,221	698
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,221	1,578
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		37,900	22	27

								$9,227	$9,132

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$134,100	$114	$100
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	122,100	12	2

						$126	$102

Total Purchased Options						$9,931	$10,118

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$9,600	$(98)	$(80)
	Call - OTC USD versus JPY		125.000	03/29/2017		9,600	(52)	(40)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		200	(8)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,908	(113)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,908	(101)	(58)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$4,385	(44)	(57)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,737	(92)	(5)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	5,800	(185)	(1)
	Put - OTC EUR versus MXN		18.900	03/21/2017		4,305	(175)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,305	(141)	(87)
	Put - OTC EUR versus USD		$1.028	01/17/2017		4,400	(22)	(9)
	Call - OTC EUR versus USD		1.055	01/17/2017		4,400	(34)	(41)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$3,900	(168)	0

							$(1,233)	$(381)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(1)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$34,900	$(363)	$(645)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(1,288)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,700	(28)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,000	(96)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,000	(52)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,100	(104)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	92,400	(98)	(137)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(855)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(139)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	14,600	(22)	(22)

							$(2,194)	$(3,088)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$268,200	$(115)	$(111)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	122,100	0	(1)

						$(115)	$(112)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$224	$0	$6

Total Written Options					$(4,931)	$(3,577)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.509%	$1,700	$18	$28	$46	$0
BPS	Korea Government International Bond	1.000	09/20/2022	0.509	800	10	12	22	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.509	300	4	4	8	0

						$32	$44	$76	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,361	$(269)	$89	$0	$(180)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,000	164	105	269	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,100	171	111	282	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,315	0	13	13	0

					$66	$318	$564	$(180)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	1,880,000	$0	$76	$76	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	43,000	(8)	220	212	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	2,370,000	0	96	96	0
GLM	Receive	CPTFEMU	0.992	03/30/2020	EUR	13,400	(2)	(74)	0	(76)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,754,000	0	152	152	0

							$(10)	$470	$536	$(76)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	17,457	1-Month USD-LIBOR plus a specified spread	11/08/2017	$75,412	$0	$751	$751	$0
	Pay	S&P 500 Total Return Index	87,888	1-Month USD-LIBOR plus a specified spread	11/29/2017	365,530	0	(10,356)	0	(10,356)
CBK	Receive	ERAUSLT Index	274,445	1-Month USD-LIBOR plus a specified spread	11/08/2017	71,188	0	(818)	0	(818)
	Receive	ERAUSLT Index	1,476,512	1-Month USD-LIBOR plus a specified spread	11/29/2017	365,522	0	13,079	13,079	0

							$0	$2,656	$13,830	$(11,174)

Total Swap Agreements							$88	$3,488	$15,006	$(11,430)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $11,530 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,877	$0	$5,877
Corporate Bonds & Notes
Banking & Finance	0	38,342	137	38,479
Industrials	0	17,414	0	17,414
Utilities	0	5,362	0	5,362
Municipal Bonds & Notes
California	0	231	0	231
Illinois	0	8,631	0	8,631
New Jersey	0	1,554	0	1,554
Ohio	0	2,279	0	2,279
U.S. Government Agencies	0	101,184	0	101,184
U.S. Treasury Obligations	0	69,281	0	69,281
Non-Agency Mortgage-Backed Securities	0	66,513	0	66,513
Asset-Backed Securities	0	45,065	500	45,565
Sovereign Issues	0	43,007	0	43,007
Preferred Securities
Banking & Finance	0	8,861	0	8,861
Short-Term Instruments
Certificates of Deposit	0	14,929	0	14,929
Commercial Paper	0	397	0	397
Repurchase Agreements	0	572	0	572
Japan Treasury Bills	0	72,824	0	72,824
U.S. Treasury Bills	0	615	0	615
	$0	$502,938	$637	$503,575

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,592	$0	$0	$67,592

Total Investments	$67,592	$502,938	$637	$571,167

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,993)	0	(3,993)
U.S. Treasury Obligations	0	(1,547)	0	(1,547)
	$0	$(5,540)	$0	$(5,540)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	672	550	0	1,222
Over the counter	0	37,066	0	37,066
	$672	$37,616	$0	$38,288

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(223)	(1,539)	0	(1,762)
Over the counter	0	(19,775)	0	(19,775)

	$(223)	$(21,314)	$0	$(21,537)

Total Financial Derivative Instruments	$449	$16,302	$0	$16,751

Totals	$68,041	$513,700	$637	$582,378

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.5%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,043	$1,059
Community Health Systems, Inc.
4.185% due 12/31/2018		1,859	1,832

Total Bank Loan Obligations (Cost $2,893)			2,891

CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 9.5%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,131
6.250% due 12/01/2017		2,800	2,908
Banco del Estado de Chile
4.125% due 10/07/2020		7,600	7,924
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	200	198
Bank of America Corp.
1.540% due 08/25/2017		$24,000	24,032
5.650% due 05/01/2018		1,400	1,467
6.875% due 04/25/2018		15,600	16,584
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,503
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	5,482
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		$2,700	2,975
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	493
Deutsche Bank AG
4.250% due 10/14/2021		8,000	8,032
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,340
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,400	3,363
4.750% due 08/15/2017		4,700	4,790
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		2,800	2,817
GSPA Monetization Trust
6.422% due 10/09/2029		1,499	1,650
HBOS PLC
6.750% due 05/21/2018		1,300	1,374
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,017
HSBC USA, Inc.
1.651% due 08/07/2018		1,400	1,399
KEB Hana Bank
3.125% due 06/26/2017		6,900	6,941
Macquarie Bank Ltd.
6.625% due 04/07/2021		1,384	1,556
Navient Corp.
5.500% due 01/15/2019		2,800	2,912
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		3,700	3,842
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		800	866
UBS AG
7.250% due 02/22/2022		200	202
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		600	600
4.125% due 09/24/2025		700	714

			119,112

INDUSTRIALS 2.1%
Actavis Funding SCS
2.208% due 03/12/2020		1,000	1,020
3.450% due 03/15/2022		1,500	1,523
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,158
Braskem Finance Ltd.
5.750% due 04/15/2021		600	634
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	1,986

4.908% due 07/23/2025		1,500	1,582
6.384% due 10/23/2035		200	229
6.484% due 10/23/2045		400	463
6.834% due 10/23/2055		100	117
CVS Health Corp.
3.500% due 07/20/2022		100	103
HCA, Inc.
3.750% due 03/15/2019		7,800	8,034
QUALCOMM, Inc.
4.800% due 05/20/2045		700	748
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		1,000	1,111
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,470	1,452
2.400% due 09/23/2021		1,280	1,237
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,005

			26,402

UTILITIES 0.7%
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,025
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	1,500	1,618
3.750% due 01/14/2021		1,300	1,373
3.873% due 03/17/2020		$2,100	2,058
4.375% due 05/20/2023		300	263
5.750% due 01/20/2020		1,200	1,218
5.875% due 03/07/2022	EUR	500	558
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$128	136

			9,249

Total Corporate Bonds & Notes (Cost $152,985)			154,763

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		500	705
7.043% due 04/01/2050		1,100	1,560
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,100	1,658
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		200	252
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041		4,000	5,376
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		2,900	3,909
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		7,355	9,820
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	115
7.021% due 08/01/2040		100	116

			23,511

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		800	831
7.750% due 01/01/2042		1,200	1,219

			2,050

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	121

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		200	282

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		800	1,120

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,823

		2,943

NEW YORK 0.2%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	565
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,206

		1,771

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	1,000	1,519

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	129

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,514

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,017

Total Municipal Bonds & Notes (Cost $29,430)		37,857

U.S. GOVERNMENT AGENCIES 29.5%
Fannie Mae
1.106% due 07/25/2037	118	118
1.136% due 07/25/2037	140	141
1.156% due 09/25/2035	224	223
1.256% due 09/25/2041	10,168	10,194
1.476% due 06/25/2037	627	632
1.486% due 06/25/2040	820	828
2.310% due 08/01/2022	400	397
2.870% due 09/01/2027	4,100	4,021
3.000% due 08/01/2021 - 10/01/2021	7,468	7,670
3.445% due 03/01/2022	9,538	10,011
3.500% due 03/01/2027	62	65
4.000% due 12/01/2018 - 09/01/2026	5,203	5,469
4.500% due 06/01/2018 - 06/01/2030	2,102	2,248
5.000% due 07/01/2023 - 08/01/2043	21,347	23,352
5.500% due 09/01/2025 - 09/01/2041	19,460	21,730
6.000% due 12/01/2018 - 05/01/2041	17,789	20,169
Fannie Mae, TBA
3.000% due 02/01/2047	94,600	93,773
3.500% due 01/01/2032 - 02/01/2047	101,000	103,523
4.000% due 01/01/2047	4,200	4,414
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	1,962	1,958
Freddie Mac
1.254% due 07/15/2041	515	515
1.404% due 08/15/2037	518	525
1.414% due 10/15/2037	93	94
1.424% due 05/15/2037 - 09/15/2037	606	614
3.500% due 06/15/2036	68	69
5.000% due 07/01/2023 - 09/01/2040	8,929	9,730
5.500% due 03/01/2037 - 04/01/2038	440	490
Freddie Mac, TBA
5.000% due 01/01/2047	1,000	1,089
Ginnie Mae
3.500% due 02/15/2045	308	320
5.000% due 08/15/2033 - 04/15/2042	11,117	12,231
Ginnie Mae, TBA
3.500% due 01/01/2047	26,700	27,746
4.000% due 01/01/2047	5,000	5,306
5.000% due 01/01/2047	1,000	1,092
Small Business Administration
6.220% due 12/01/2028	26	29

Total U.S. Government Agencies (Cost $366,997)		370,786

U.S. TREASURY OBLIGATIONS 42.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	570	506
3.000% due 11/15/2044 (g)	2,850	2,810
3.000% due 05/15/2045	50	49
3.125% due 08/15/2044 (g)	7,100	7,172

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		41,650	41,750
0.125% due 01/15/2023 (j)		27,437	27,253
0.375% due 07/15/2023		26,382	26,637
0.625% due 01/15/2026		3,154	3,183
1.750% due 01/15/2028		22,268	24,883
2.375% due 01/15/2027		2,038	2,389
2.500% due 01/15/2029		4,729	5,709
3.625% due 04/15/2028		747	983
U.S. Treasury Notes
0.750% due 10/31/2018		100	99
1.375% due 09/30/2020 (g)(j)		51,000	50,393
1.375% due 10/31/2020 (g)(j)		27,900	27,540
1.750% due 12/31/2020 (g)(j)		84,200	84,118
1.875% due 08/31/2022 (g)		44,800	44,238
2.000% due 11/30/2020 (g)(j)(l)		14,900	15,045
2.000% due 07/31/2022 (g)		30,200	30,061
2.000% due 08/15/2025 (g)		13,300	12,867
2.000% due 11/15/2026 (g)		10,200	9,799
2.125% due 08/31/2020 (g)		42,300	42,961
2.125% due 08/15/2021 (i)		300	303
2.125% due 05/15/2025 (g)		42,600	41,711
2.250% due 11/15/2025 (i)(l)		1,200	1,183
2.375% due 08/15/2024 (g)		33,200	33,317

Total U.S. Treasury Obligations (Cost $544,588)			536,959

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
American Home Mortgage Assets Trust
1.487% due 11/25/2046		21,906	11,500
Banc of America Funding Trust
3.245% due 02/20/2035		202	199
Banc of America Mortgage Trust
3.244% due 06/25/2035		152	143
Banc of America Re-REMIC Trust
5.722% due 02/24/2051		1,900	1,902
BCAP LLC Trust
2.807% due 02/26/2035		2,397	2,351
3.230% due 12/26/2037		54	50
3.689% due 12/26/2035		5,659	5,546
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		675	674
Bear Stearns ALT-A Trust
1.076% due 08/25/2036		3,927	3,186
Chase Mortgage Finance Trust
3.169% due 12/25/2035 ^		1,254	1,168
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037		525	397
2.874% due 03/25/2034		728	722
2.990% due 03/25/2036 ^		837	784
Countrywide Alternative Loan Trust
0.926% due 05/25/2047		1,286	1,124
0.956% due 05/25/2036		711	547
Countrywide Home Loan Mortgage Pass-Through Trust
3.306% due 02/20/2036 ^		25	22
Credit Suisse First Boston Mortgage Securities Corp.
2.933% due 02/25/2034		554	546
Deutsche ALT-A Securities, Inc.
0.916% due 01/25/2047		2,789	2,295
Downey Savings & Loan Association Mortgage Loan Trust
1.556% due 09/19/2044		358	344
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	2,131	2,614
First Horizon Mortgage Pass-Through Trust
2.898% due 10/25/2035 ^		$1,608	1,342
GSR Mortgage Loan Trust
3.070% due 09/25/2035		362	376
HarborView Mortgage Loan Trust
0.986% due 01/19/2036		5,061	3,356
1.079% due 06/20/2035		1,128	1,064
HomeBanc Mortgage Trust
1.066% due 03/25/2035		2,809	2,282
IndyMac Mortgage Loan Trust
1.016% due 06/25/2035		384	326
JPMorgan Mortgage Trust
3.046% due 07/25/2035		816	808
3.162% due 08/25/2035 ^		511	490
5.750% due 01/25/2036 ^		22	19
LB Commercial Mortgage Trust
5.873% due 07/15/2044		5,678	5,741
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		1,465	1,353
3.292% due 09/25/2035 ^		536	484
Morgan Stanley Mortgage Loan Trust
1.016% due 04/25/2035		3,909	3,650
2.992% due 07/25/2035		1,363	1,210

MortgageIT Securities Corp. Mortgage Loan Trust
0.986% due 06/25/2047		15,362	12,941
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,496	1,410
Provident Funding Mortgage Loan Trust
3.132% due 10/25/2035		2,988	2,971
Residential Accredit Loans, Inc. Trust
0.936% due 09/25/2036		4,497	3,811
1.256% due 03/25/2035		1,833	1,333
1.256% due 08/25/2035 ^		5,723	3,894
2.067% due 08/25/2035		141	120
4.080% due 12/25/2035		5,130	4,483
4.275% due 09/25/2035 ^		1,206	1,009
Structured Adjustable Rate Mortgage Loan Trust
1.906% due 12/25/2037 ^		6,125	4,710
Structured Asset Mortgage Investments Trust
0.986% due 05/25/2045		13	12
Wachovia Mortgage Loan Trust LLC
3.212% due 10/20/2035 ^		1,164	1,059
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 12/25/2045		1,137	1,048
2.098% due 11/25/2046		4,554	4,123
2.609% due 06/25/2037 ^		4,233	3,851
2.648% due 12/25/2036 ^		364	335
Washington Mutual Mortgage Pass-Through Certificates Trust
4.433% due 09/25/2036		4,390	2,423
Wells Fargo Mortgage-Backed Securities Trust
3.081% due 03/25/2035		790	789

Total Non-Agency Mortgage-Backed Securities (Cost $99,467)			108,937

ASSET-BACKED SECURITIES 12.7%
ACE Securities Corp. Home Equity Loan Trust
1.166% due 12/25/2035		18,011	13,261
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.031% due 05/25/2033		1,320	1,225
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035		2,400	2,243
Bear Stearns Asset-Backed Securities Trust
0.916% due 08/25/2036		1,852	1,876
1.436% due 10/25/2035		11,448	10,273
Citigroup Mortgage Loan Trust, Inc.
0.996% due 10/25/2036		3,251	3,195
1.656% due 09/25/2035 ^		3,400	2,121
Countrywide Asset-Backed Certificates
0.956% due 08/25/2036		10,138	9,703
1.046% due 08/25/2036		262	245
Hillmark Funding Ltd.
1.161% due 05/21/2021		1,288	1,284
HSI Asset Securitization Corp. Trust
1.146% due 12/25/2035		21,531	16,259
JPMorgan Mortgage Acquisition Trust
0.996% due 05/25/2036		9,039	8,649
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		2,000	2,002
Long Beach Mortgage Loan Trust
0.916% due 12/25/2036		3,277	2,024
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		1,400	1,400
MASTR Asset-Backed Securities Trust
0.856% due 08/25/2036		14,680	6,913
Morgan Stanley ABS Capital, Inc. Trust
0.936% due 03/25/2037		5,983	3,179
1.076% due 11/25/2035		3,026	3,008
National Collegiate Student Loan Trust
0.996% due 11/27/2028		1,215	1,207
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.166% due 02/25/2036		3,200	3,146
Option One Mortgage Loan Trust
0.896% due 01/25/2037		3,329	1,941
1.116% due 01/25/2036		6,400	4,421
Park Place Securities, Inc.
1.206% due 09/25/2035		215	214
Penta CLO S.A.
0.001% due 06/04/2024	EUR	170	178
Residential Asset Mortgage Products Trust
2.631% due 10/25/2034		$10,129	8,518
Residential Asset Securities Corp. Trust
1.136% due 02/25/2036		7,500	7,010
SLM Private Education Loan Trust
3.954% due 05/16/2044		1,014	1,054
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,649	1,696

Soundview Home Loan Trust
0.886% due 12/25/2036		$1,353	1,319
2.056% due 10/25/2037		5,900	4,124
South Texas Higher Education Authority, Inc.
1.376% due 10/01/2020		297	297
Specialty Underwriting & Residential Finance Trust
0.906% due 09/25/2037		3,026	1,817
1.056% due 12/25/2036		20,793	17,758
Structured Asset Investment Loan Trust
1.686% due 06/25/2035		13,234	9,926
Venture CDO Ltd.
1.102% due 07/22/2021		4,243	4,210
Washington Mutual Asset-Backed Certificates Trust
0.816% due 11/25/2036		4,463	2,043

Total Asset-Backed Securities (Cost $142,281)			159,739

SOVEREIGN ISSUES 11.7%
Brazil Government International Bond
5.625% due 02/21/2047		4,000	3,520
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	5,990	1,840
0.000% due 04/01/2017 (c)		232,305	69,195
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,486
Japan Government International Bond
0.100% due 12/15/2018	JPY	3,770,000	32,442
Korea Development Bank
3.500% due 08/22/2017		$2,400	2,426
Province of Ontario
1.650% due 09/27/2019		600	597
3.000% due 07/16/2018		7,700	7,875
4.000% due 10/07/2019		1,400	1,479
4.400% due 04/14/2020		6,600	7,111
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,211
Saudi Government International Bond
2.375% due 10/26/2021		2,600	2,527
4.500% due 10/26/2046		800	768

Total Sovereign Issues (Cost $144,984)			146,477

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,000	1,197
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		4,800	6,136

Total Preferred Securities (Cost $7,222)			7,333

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.0%
CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$400	400
Barclays Bank PLC
1.745% due 11/06/2017		7,100	7,107
Credit Suisse AG
1.753% due 09/12/2017		6,600	6,609
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		2,200	2,204
Natixis S.A.
1.688% due 09/25/2017		10,700	10,737
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		3,300	3,306
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		2,200	2,204
1.723% due 09/18/2017		7,500	7,514

			40,081

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.507% due 07/03/2017		400	397
ENI Finance USA, Inc.
1.806% due 10/02/2017		500	494
Natixis NY
1.434% due 07/03/2017		300	298
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			1,487

REPURCHASE AGREEMENTS (f) 0.0%			187

JAPAN TREASURY BILLS 14.3%
(0.318)% due 01/10/2017 - 02/06/2017 (b)(c)	JPY	20,920,000	179,017

U.S. TREASURY BILLS 0.4%
0.438% due 02/02/2017 - 03/09/2017 (b)(c)(i)(l)		$4,857	4,854

Total Short-Term Instruments (Cost $250,261)			225,626

Total Investments in Securities (Cost $1,741,108)			1,751,368

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		1,496,658	14,794

Total Short-Term Instruments (Cost $14,794)			14,794

Total Investments in Affiliates (Cost $14,794)			14,794

Total Investments 140.7% (Cost $1,755,902)			$1,766,162
Financial Derivative Instruments (h)(k) 7.6% (Cost or Premiums, net $14,849)			95,376
Other Assets and Liabilities, net (48.3)%			(606,636)

Net Assets 100.0%			$1,254,902

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$187	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(193)	$187	$187

Total Repurchase Agreements						$(193)	$187	$187

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.820%	11/09/2016	01/05/2017	$(13,566)	$(13,583)
	0.820	11/22/2016	01/05/2017	(10,432)	(10,442)
SCX	0.790	10/14/2016	02/14/2017	(29,986)	(30,039)
	0.790	10/18/2016	01/18/2017	(101,349)	(101,520)
	0.790	10/20/2016	02/13/2017	(12,124)	(12,145)
	0.800	10/20/2016	01/20/2017	(28,842)	(28,890)
	0.820	10/21/2016	01/23/2017	(13,093)	(13,116)
	0.820	11/30/2016	01/23/2017	(29,834)	(29,857)
	0.930	11/08/2016	03/08/2017	(32,264)	(32,310)

Total Reverse Repurchase Agreements					$(271,902)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.200%	12/01/2016	01/12/2017	$(4,463)	$(4,468)
NOM	0.000	12/30/2016	01/05/2017	(8,011)	(8,011)

Total Sale-Buyback Transactions					$(12,479)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(194,615) at a weighted average interest rate of 0.695%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	4.000%	01/01/2047	$31,000	$(32,593)	$(32,577)
Fannie Mae, TBA	4.000	02/01/2047	31,000	(32,443)	(32,534)
U.S. Treasury Notes	1.125	09/30/2021	5,100	(4,884)	(4,930)

Total Short Sales				$(69,920)	$(70,041)

(5)	Payable for short sales includes $15 of accrued interest.

(g)	Securities with an aggregate market value of $282,852 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$111.000	03/24/2017	1,854	$16	$13
Call - CBOT U.S. Treasury 5-Year Note April Futures	126.000	03/24/2017	1,000	8	4
Put - CBOT U.S. Treasury 10-Year Note April Futures	96.000	03/24/2017	2,000	17	14
Put - CBOT U.S. Treasury 10-Year Note April Futures	100.000	03/24/2017	1,265	11	8
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	105	1	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	80	1	1

				$54	$41

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	1,868	$461	$513

Total Purchased Options				$515	$554

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	334	$(132)	$(167)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,868	$(599)	$(671)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,868	(230)	(186)

				$(829)	$(857)

Total Written Options				$(961)	$(1,024)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	28	$13	$18	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	291	(206)	80	(101)
Euro-Bobl March Futures	Long	03/2017	143	143	2	(12)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	487	1,285	282	(231)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	294	(630)	139	(145)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	1,141	176	0	(71)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	1,059	438	0	(174)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	2,532	(1,146)	870	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	394	100	295	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	62	(91)	60	0
United Kingdom Long Gilt March Futures	Long	03/2017	258	939	264	(13)

Total Futures Contracts				$1,021	$2,010	$(747)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$8,000	$571	$173	$7	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	5,200	332	41	6	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	94,800	(1,471)	(348)	0	(28)

				$(568)	$(134)	$13	$(28)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$735,000	$(859)	$(1,489)	$33	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		604,200	(3,744)	3,553	0	(93)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		29,000	(665)	(1,037)	34	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		237,800	(2,572)	10,573	0	(344)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		30,500	(296)	1,349	0	(49)
Pay	3-Month USD-LIBOR	2.000	06/15/2023		34,700	(268)	(1,707)	63	0
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		116,100	(425)	(274)	96	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		19,500	(5)	1,382	0	(61)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,600	11	97	0	(5)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		82,000	211	281	0	(119)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		133,710	7,201	8,123	0	(449)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		19,300	381	247	0	(21)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		78,750	(2,118)	10,602	0	(670)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		13,950	376	2,897	0	(118)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		6,700	509	693	0	(56)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		21,200	1,935	2,623	0	(187)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	5,600	(113)	(152)	24	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	11,100	(462)	(62)	0	(24)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		40,300	(3,074)	(62)	0	(174)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		12,400	741	100	0	(91)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		4,300	(427)	951	0	(76)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,110,000	868	416	0	(128)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	9,100	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		315,000	(139)	(185)	0	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		13,800	(18)	(13)	0	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		17,100	(19)	(19)	0	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		32,900	(119)	(85)	4	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		54,500	(213)	(152)	8	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		31,100	(137)	(99)	5	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		27,000	(103)	(119)	5	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		43,600	(306)	(380)	24	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	23,200	64	279	9	0

						$(3,791)	$38,325	$305	$(2,665)

Total Swap Agreements						$(4,359)	$38,191	$318	$(2,693)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $1,006 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $30,405 and cash of $1,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	86,863	$	26,443	$0	$(246)
	01/2017	JPY	3,020,000		29,936	4,085	0
	01/2017	$	26,653	BRL	86,863	36	0
	02/2017		24,783		82,128	244	0
	02/2017		805	CNH	5,599	0	(13)
	02/2017		9,138	RUB	584,679	282	0
BPS	01/2017	BRL	80,459	$	24,688	0	(33)
	01/2017	$	23,953	BRL	80,459	768	0
	02/2017	JPY	340,000	$	3,247	333	0
	02/2017	$	16,075	CNH	109,688	0	(522)
	04/2017	BRL	82,955	$	24,086	0	(780)
	12/2018	JPY	1,400,000		12,759	242	0
CBK	01/2017		8,310,000		80,601	9,432	0
	01/2017	KRW	881,592		770	39	0
	01/2017	$	884	EUR	851	12	0
	02/2017	JPY	1,190,000	$	11,357	1,157	0
	02/2017	$	1,957	CNH	13,382	0	(63)
	12/2018	JPY	2,370,000	$	21,620	430	0
DUB	01/2017	BRL	204,257		59,902	0	(2,856)
	01/2017	$	62,306	BRL	204,257	452	0
	04/2017	BRL	32,370	$	9,319	0	(384)
FBF	01/2017		14,593		4,322	0	(161)
	01/2017	$	4,445	BRL	14,593	39	0
GLM	02/2017	CAD	16,823	$	12,830	293	0
	02/2017	MXN	74,355		3,538	0	(29)
	02/2017	RUB	318,958		5,188	49	0
	02/2017	$	12,627	CAD	17,017	54	0
	02/2017		5,847	RUB	365,388	40	0
HUS	01/2017	SGD	376	$	270	10	0
	01/2017	$	463	INR	31,273	0	(3)
	02/2017	MXN	11,115	$	584	51	0
	02/2017	RUB	2,093		34	0	0
	02/2017	$	3,994	CNH	27,796	0	(61)
	01/2021	BRL	2,630	$	405	0	(203)
JPM	01/2017		155,573		45,613	0	(2,186)
	01/2017	EUR	2,465		2,624	29	0
	01/2017	GBP	1,377		1,744	47	0
	01/2017	JPY	8,060,000		78,342	9,318	0
	01/2017	$	47,387	BRL	155,573	413	0
	01/2017		670	EUR	624	0	(13)
	02/2017	CHF	112	$	114	4	0
	02/2017	MXN	14,031		671	0	(2)
	02/2017	RUB	738,656		11,147	0	(755)
	02/2017	$	2,047	CNH	14,028	0	(62)
	02/2017		618	ZAR	8,529	0	(1)
	04/2017	BRL	52,239	$	15,257	0	(402)
MSB	01/2017		31,436		9,646	0	(13)
	01/2017	$	9,327	BRL	31,436	332	0
	02/2017	RUB	529,551	$	8,598	66	0
	02/2017	$	4,457	MXN	91,516	0	(66)
	04/2017	BRL	32,371	$	9,372	0	(331)
SCX	01/2017		97,698		29,977	0	(41)
	01/2017	HKD	11,494		1,483	0	0
	01/2017	$	28,973	BRL	97,698	1,044	0
	01/2017		2,123	HKD	16,459	0	0
	02/2017	AUD	17,138	$	12,797	441	0
	02/2017	BRL	97,698		28,731	0	(1,041)
	02/2017	CNH	254,536		36,761	670	0
	02/2017	$	5,930	CNH	39,954	0	(267)
	02/2017		5,457	MXN	104,304	0	(453)
SOG	01/2017	HKD	18,245	$	2,353	0	0
TOR	01/2017	BRL	31,435		9,645	0	(13)
	01/2017	$	9,227	BRL	31,435	432	0
	04/2017	BRL	32,370	$	9,267	0	(437)
UAG	01/2017	$	940	EUR	885	0	(8)
	01/2017		1,711	HKD	13,280	2	0
	02/2017	CNH	153,629	$	22,574	834	0
	02/2017	$	12,414	AUD	17,232	9	0
	02/2017		3,904	CNH	25,891	0	(233)
	03/2017	HKD	13,280	$	1,711	0	(2)

Total Forward Foreign Currency Contracts						$31,689	$(11,680)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$26,000	$485	$406
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		500	20	76
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	13,400	524	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$9,600	403	1,731

							$1,432	$2,214

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$4,400	$430	$172
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		4,400	430	603
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		8,200	758	320
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		8,200	836	1,124
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		17,000	1,948	1,028
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		17,000	1,948	2,611
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	13,500	355	517
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$15,200	773	1,046
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	254	399
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$118,200	402	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	2,077
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		126,900	456	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	598
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$610,700	287	432
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		95,300	541	389
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		8,700	872	351
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		8,700	872	1,228
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		14,900	1,478	654
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		14,900	1,478	2,015
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	1,896
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,700	2,960	1,691
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,700	2,960	3,827
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		134,300	77	95

								$23,422	$23,075

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$393,800	$335	$296
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	373,700	37	6

						$372	$302

Total Purchased Options						$25,226	$25,591

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$26,000	$(266)	$(216)
	Call - OTC USD versus JPY		125.000	03/29/2017		26,000	(140)	(109)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		500	(20)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,390	(326)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,390	(291)	(168)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$12,014	(121)	(155)
	Call - OTC USD versus BRL		6.300	01/11/2018		3,500	(186)	(10)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	13,400	(428)	(2)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,957	(526)	(5)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,957	(424)	(260)
	Put - OTC EUR versus USD		$1.028	01/17/2017		12,200	(61)	(26)
	Call - OTC EUR versus USD		1.055	01/17/2017		12,200	(93)	(115)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$9,600	(415)	0

							$(3,297)	$(1,069)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(1,396)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(2,788)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,500	(92)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,400	(310)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,200	(158)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,500	(298)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	271,400	(287)	(401)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(2,612)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	20,500	(541)	(370)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	51,700	(79)	(76)

							$(5,640)	$(7,651)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$787,600	$(339)	$(327)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	373,700	0	(1)

						$(339)	$(328)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$550	$0	$16

Total Written Options					$(9,333)	$(9,032)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.509%		$3,200	$35	$51	$86	$0
BPS	Korea Government International Bond	1.000	09/20/2022	0.509		1,600	19	24	43	0
DUB	Mexico Government International Bond	1.000	09/20/2017	0.467		1,700	(4)	11	7	0
GST	Mexico Government International Bond	1.000	06/20/2017	0.409		700	(1)	3	2	0
HUS	U.S. Treasury Notes	0.250	06/20/2017	0.167	EUR	6,200	(1)	4	3	0
JPM	Mexico Government International Bond	1.000	06/20/2017	0.409		$9,600	(12)	43	31	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.509		500	6	8	14	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		1,400	(3)	9	6	0

							$39	$153	$192	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$164	$105	$269	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	4,003	(825)	295	0	(530)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,000	81	53	134	0

					$(580)	$453	$403	$(530)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CPTFEMU	0.700%	01/30/2020	EUR	22,200	$(4)	$114	$110	$0
CBK	Receive	CPTFEMU	0.990	03/31/2020		16,400	(5)	(86)	0	(91)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	13,380,000	0	541	541	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	400	(1)	(1)	0	(2)
	Receive	CPTFEMU	0.740	01/26/2020	EUR	18,700	(43)	94	51	0
	Receive	CPTFEMU	0.660	01/30/2020		54,400	(4)	392	388	0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018	MXN	2,400	0	(3)	0	(3)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	11,553,000	0	467	467	0

							$(57)	$1,518	$1,557	$(96)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	08/10/2017	$642,063	$0	$50,978	$50,978	$0
	Receive	ERAEMLT Index	3,056	1-Month USD-LIBOR plus a specified spread	08/24/2017	6,279	0	448	448	0
	Receive	ERAEMLT Index	185,691	1-Month USD-LIBOR plus a specified spread	09/07/2017	414,154	0	6,651	6,651	0
MEI	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	11/08/2017	131,591	0	787	787	0

							$0	$58,864	$58,864	$0

Total Swap Agreements							$(598)	$60,988	$61,016	$(626)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $2,744 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,891	$0	$2,891
Corporate Bonds & Notes
Banking & Finance	0	117,462	1,650	119,112
Industrials	0	26,402	0	26,402
Utilities	0	9,249	0	9,249
Municipal Bonds & Notes
California	0	23,511	0	23,511
Illinois	0	2,050	0	2,050
Nebraska	0	121	0	121
Nevada	0	282	0	282
New Jersey	0	2,943	0	2,943
New York	0	1,771	0	1,771
Ohio	0	1,519	0	1,519
Tennessee	0	129	0	129
Texas	0	2,514	0	2,514
Washington	0	3,017	0	3,017
U.S. Government Agencies	0	370,786	0	370,786
U.S. Treasury Obligations	0	536,959	0	536,959
Non-Agency Mortgage-Backed Securities	0	108,937	0	108,937
Asset-Backed Securities	0	158,339	1,400	159,739
Sovereign Issues	0	146,477	0	146,477
Preferred Securities
Banking & Finance	0	7,333	0	7,333
Short-Term Instruments
Certificates of Deposit	0	40,081	0	40,081
Commercial Paper	0	1,487	0	1,487
Repurchase Agreements	0	187	0	187
Japan Treasury Bills	0	179,017	0	179,017
U.S. Treasury Bills	0	4,854	0	4,854
	$0	$1,748,318	$3,050	$1,751,368

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,794	$0	$0	$14,794

Total Investments	$14,794	$1,748,318	$3,050	$1,766,162

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(65,111)	0	(65,111)
U.S. Treasury Obligations	0	(4,930)	0	(4,930)
	$0	$(70,041)	$0	$(70,041)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,010	872	0	2,882
Over the counter	0	118,296	0	118,296
	$2,010	$119,168	$0	$121,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(914)	(3,550)	0	(4,464)
Over the counter	0	(21,338)	0	(21,338)

	$(914)	$(24,888)	$0	$(25,802)

Total Financial Derivative Instruments	$1,096	$94,280	$0	$95,376

Totals	$15,890	$1,772,557	$3,050	$1,791,497

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.5%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,211	$1,230
Charter Communications Operating LLC
3.500% due 01/15/2024		1,886	1,898
Community Health Systems, Inc.
4.185% due 12/31/2018		1,690	1,665

Total Bank Loan Obligations (Cost $4,772)			4,793

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 8.5%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,023
4.750% due 09/10/2018		3,115	3,216
6.250% due 12/01/2017		2,300	2,389
ASIF SRL
3.000% due 02/17/2017	EUR	3,500	3,698
Banco del Estado de Chile
4.125% due 10/07/2020		$4,000	4,170
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	5,400	5,747
Bank of America Corp.
1.540% due 08/25/2017		$14,000	14,019
2.650% due 04/01/2019		16,900	17,081
5.650% due 05/01/2018		1,800	1,886
7.625% due 06/01/2019		2,300	2,585
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	1,075	1,630
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$800	806
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	4,849
Credit Agricole S.A.
8.125% due 12/23/2025 (f)		$2,100	2,218
Deutsche Bank AG
4.250% due 10/14/2021		7,600	7,631
Eksportfinans ASA
5.500% due 06/26/2017		200	203
General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	7,913
4.750% due 08/15/2017		5,295	5,396
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		2,600	2,616
2.640% due 10/28/2027		1,000	1,021
HSBC Holdings PLC
3.400% due 03/08/2021		700	712
4.300% due 03/08/2026		500	518
HSBC USA, Inc.
1.651% due 08/07/2018		1,800	1,799
KBC Bank NV
8.000% due 01/25/2023		2,400	2,538
KEB Hana Bank
3.125% due 06/26/2017		3,200	3,219
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,015
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		11,100	14,846
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	780	1,009
Morgan Stanley
2.162% due 04/25/2018		$13,900	14,048
MUFG Union Bank N.A.
1.281% due 05/05/2017		10,300	10,310
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	73
5.000% due 05/21/2019		600	436
5.000% due 05/23/2019		400	291
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	727
UBS AG
7.625% due 08/17/2022		3,350	3,806
Wells Fargo & Co.
1.342% due 04/22/2019		1,800	1,797

			150,241

INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018	1,500	1,501
2.500% due 05/14/2020	400	400
3.200% due 11/06/2022	100	100
Actavis Funding SCS
2.350% due 03/12/2018	3,000	3,018
3.000% due 03/12/2020	1,300	1,318
3.450% due 03/15/2022	1,800	1,827
Charter Communications Operating LLC
4.464% due 07/23/2022	700	732
4.908% due 07/23/2025	1,500	1,582
6.384% due 10/23/2035	300	343
6.484% due 10/23/2045	700	811
6.834% due 10/23/2055	100	118
CVS Health Corp.
3.500% due 07/20/2022	200	206
HCA, Inc.
3.750% due 03/15/2019	13,800	14,214
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	300
3.500% due 07/15/2022	200	203
3.950% due 07/15/2025	200	203
QUALCOMM, Inc.
4.800% due 05/20/2045	700	748
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,410	1,392
2.400% due 09/23/2021	1,240	1,198
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,506

		34,720

UTILITIES 1.2%
AT&T, Inc.
1.418% due 03/30/2017	11,100	11,107
Majapahit Holding BV
7.750% due 01/20/2020	500	562
Petrobras Global Finance BV
8.375% due 05/23/2021	1,800	1,944
Sprint Communications, Inc.
8.375% due 08/15/2017	6,750	7,012

		20,625

Total Corporate Bonds & Notes (Cost $208,788)		205,586

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,551
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,015
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,520

		7,086

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,229

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	935
7.750% due 01/01/2042	1,500	1,523

		2,458

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	2,000	3,039

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,292

Total Municipal Bonds & Notes (Cost $25,793)		25,104

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
0.816% due 12/25/2036	123	121
1.106% due 03/25/2037 - 09/25/2042	445	444
1.136% due 07/25/2037	92	93
1.156% due 09/25/2035	155	155
1.386% due 05/25/2040	119	120
1.476% due 06/25/2037	66	67
1.486% due 06/25/2040	831	839
1.506% due 11/25/2039 - 01/25/2040	197	200
1.576% due 12/25/2039	63	64
1.656% due 07/25/2039	50	50
1.741% due 06/01/2043 - 07/01/2044	203	207
2.310% due 08/01/2022	200	199
2.421% due 11/01/2035	42	44
2.469% due 01/01/2035	155	163
2.541% due 10/01/2034	17	18
2.612% due 12/01/2033	119	125
2.617% due 12/01/2033	19	20
2.623% due 05/01/2035	9	9
2.643% due 03/01/2035	13	14
2.717% due 05/01/2036	93	97
2.734% due 11/01/2034	5	6
2.761% due 07/01/2035	146	153
2.770% due 10/01/2035	48	51
2.774% due 09/01/2035	155	165
2.830% due 08/01/2035	109	115
2.833% due 09/01/2036	68	73
2.855% due 07/01/2036	91	97
2.858% due 05/25/2035	30	32
2.870% due 09/01/2027	100	98
2.915% due 07/01/2034	158	167
2.920% due 06/01/2022	2,434	2,500
2.923% due 07/01/2035	89	94
2.962% due 08/01/2036	87	93
2.965% due 06/01/2035	218	231
2.987% due 09/01/2035	66	69
2.988% due 08/01/2035	265	283
3.155% due 05/01/2022	1,987	2,061
3.177% due 06/01/2035	326	347
4.000% due 05/01/2018 - 11/01/2028	8,560	8,942
4.500% due 02/01/2018 - 06/01/2042	12,112	12,747
5.000% due 06/01/2023 - 05/01/2041	5,863	6,408
5.500% due 10/01/2021 - 12/01/2039	3,013	3,363
6.000% due 02/01/2029 - 05/01/2041	821	934
6.500% due 09/01/2034	7	8
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	129,350	128,269
3.500% due 01/01/2047 - 02/01/2047	147,200	150,767
4.000% due 01/01/2047	6,500	6,831
Freddie Mac
1.016% due 08/25/2031	72	71
1.034% due 02/15/2037	10	10
1.104% due 06/15/2018	1	1
1.254% due 07/15/2041	797	798
1.274% due 06/15/2041	809	814
1.374% due 08/15/2037	186	188
1.404% due 08/15/2037	232	235
1.559% due 01/15/2038	122	124
1.741% due 02/25/2045	32	33
4.500% due 01/15/2041 - 04/01/2041	325	349
5.000% due 03/01/2038	3,897	4,262
5.500% due 06/01/2027 - 05/01/2040	1,873	2,085
6.000% due 02/01/2034 - 10/01/2039	2,219	2,523
Freddie Mac, TBA
4.500% due 01/01/2047	4,000	4,293
6.000% due 01/01/2047	1,000	1,130
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	19,415	20,211
5.000% due 06/15/2034 - 06/15/2041	4,682	5,162
6.000% due 05/15/2037 - 07/15/2037	95	108
Ginnie Mae, TBA
4.000% due 01/01/2047	6,000	6,368
NCUA Guaranteed Notes
1.102% due 10/07/2020	190	190
Small Business Administration
5.290% due 12/01/2027	167	180
5.600% due 09/01/2028	1,561	1,710

Total U.S. Government Agencies (Cost $376,411)		378,798

U.S. TREASURY OBLIGATIONS 33.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		320	285
3.000% due 11/15/2044 (h)		3,250	3,204
3.000% due 05/15/2045 (h)		50	49
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		23,124	23,199
0.125% due 01/15/2023 (k)		20,525	20,388
0.125% due 07/15/2024 (k)		20,971	20,616
0.250% due 01/15/2025		408	402
0.375% due 07/15/2023 (k)		47,467	47,926
0.625% due 01/15/2026		4,273	4,312
0.750% due 02/15/2045		1,334	1,257
1.750% due 01/15/2028		9,807	10,959
2.375% due 01/15/2025 (k)		41,933	48,173
U.S. Treasury Notes
1.375% due 09/30/2020 (k)		35,300	34,880
1.375% due 10/31/2020 (h)(j)(k)(m)		42,700	42,149
1.500% due 08/15/2026 (h)		47,850	43,940
1.750% due 12/31/2020 (h)		58,300	58,243
2.000% due 11/30/2020 (j)(k)(m)		10,200	10,299
2.000% due 07/31/2022		26,000	25,880
2.000% due 11/30/2022 (h)		45,800	45,447
2.000% due 08/15/2025		6,400	6,192
2.000% due 11/15/2026		6,600	6,341
2.125% due 08/31/2020 (h)(j)(k)(m)		5,500	5,586
2.125% due 05/15/2025 (h)		96,850	94,829
2.375% due 08/15/2024 (m)		26,900	26,995

Total U.S. Treasury Obligations (Cost $589,057)			581,551

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
American Home Mortgage Investment Trust
3.293% due 02/25/2045		70	71
ApS Resecuritization Trust
0.726% due 08/28/2054		12,849	8,887
Banc of America Funding Trust
0.929% due 10/20/2046 ^		343	265
1.019% due 06/20/2047		600	481
5.912% due 10/25/2036		7,893	6,626
Bear Stearns Adjustable Rate Mortgage Trust
3.351% due 01/25/2034		607	609
Bear Stearns ALT-A Trust
0.916% due 02/25/2034		290	267
1.196% due 07/25/2035		1,168	1,165
3.149% due 09/25/2035		79	68
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		22	22
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		314	248
Bella Vista Mortgage Trust
1.349% due 01/22/2045		2,517	2,312
Chase Mortgage Finance Trust
3.042% due 02/25/2037		1,492	1,494
ChaseFlex Trust
1.056% due 07/25/2037		1,029	819
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.784% due 06/25/2036		918	810
0.842% due 01/25/2036		881	812
1.056% due 08/25/2035		3,316	3,004
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		59	59
3.040% due 05/25/2035		114	112
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,226	2,317
Countrywide Alternative Loan Trust
0.916% due 12/25/2046 ^		3,408	3,176
0.936% due 05/25/2047		281	239
0.946% due 09/25/2046 ^		1,399	1,082
1.036% due 02/25/2037		1,483	1,221
1.256% due 05/25/2035 ^		9,398	7,519
2.127% due 08/25/2035		3,732	3,133
2.758% due 05/25/2036		1,487	1,077
6.000% due 06/25/2047		6,566	5,737
Countrywide Home Loan Mortgage Pass-Through Trust
1.556% due 09/25/2034		199	171
3.309% due 02/20/2036 ^		53	47
Deutsche ALT-A Securities, Inc.
1.086% due 02/25/2036		3,886	3,410
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	3,171	3,890

First Horizon Alternative Mortgage Securities Trust
2.638% due 08/25/2035 ^	$442	380
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	186	161
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	139	138
GSR Mortgage Loan Trust
3.010% due 09/25/2035	339	352
3.160% due 11/25/2035	164	162
6.000% due 05/25/2037 ^	918	853
HarborView Mortgage Loan Trust
0.986% due 01/19/2036	876	581
1.276% due 03/19/2035	3,612	3,158
IndyMac Mortgage Loan Trust
0.956% due 11/25/2046	23,469	19,555
3.019% due 01/25/2036 ^	296	247
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	708	708
5.439% due 01/15/2049	2,469	2,476
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	22	19
LB Commercial Mortgage Trust
5.873% due 07/15/2044	9,641	9,747
Leek Finance Number Eighteen PLC
1.214% due 12/21/2038	2,068	2,227
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	468	448
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	226	212
2.543% due 10/25/2035	2,613	2,606
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	441	442
Residential Accredit Loans, Inc. Trust
0.941% due 08/25/2036	2,276	1,928
4.080% due 12/25/2035	835	729
Residential Asset Securitization Trust
6.000% due 09/25/2036	1,257	833
6.000% due 05/25/2037 ^	681	603
6.250% due 07/25/2036 ^	796	748
Sequoia Mortgage Trust
0.939% due 07/20/2036	763	701
0.949% due 06/20/2036	820	732
Structured Adjustable Rate Mortgage Loan Trust
1.076% due 10/25/2035	4,805	4,041
1.974% due 01/25/2035	259	203
2.986% due 01/25/2035	343	326
3.081% due 08/25/2035	171	158
3.087% due 09/25/2035	254	226
3.124% due 08/25/2034	334	332
Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035	130	117
1.036% due 02/25/2036 ^	150	127
2.710% due 05/25/2047	5,301	3,762
Wachovia Mortgage Loan Trust LLC
3.407% due 05/20/2036 ^	461	410
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045	9,367	8,941
1.046% due 10/25/2045	54	52
1.396% due 01/25/2045	298	281
1.557% due 06/25/2046	9,733	8,384
1.567% due 02/25/2046	778	718
1.767% due 11/25/2042	53	49
1.848% due 02/27/2034	129	127
2.098% due 08/25/2046	9,428	8,695
2.098% due 10/25/2046	161	151
2.101% due 12/25/2046	601	559
2.137% due 01/25/2037 ^	1,417	1,215
2.609% due 06/25/2037 ^	4,390	3,994
2.658% due 12/25/2036 ^	424	370
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	3,288	2,809
Wells Fargo Alternative Loan Trust
3.139% due 07/25/2037 ^	8,277	7,053
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036	262	262
3.027% due 07/25/2036 ^	2,892	2,785

Total Non-Agency Mortgage-Backed Securities (Cost $164,481)		168,045

ASSET-BACKED SECURITIES 7.8%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 02/25/2034	1,847	1,698

Asset-Backed Funding Certificates Trust
0.976% due 01/25/2037		4,339	2,830
1.806% due 03/25/2034		5,083	4,717
Asset-Backed Securities Corp. Home Equity Loan Trust
1.046% due 03/25/2036		11,443	8,690
1.716% due 07/25/2035		500	467
Bear Stearns Asset-Backed Securities Trust
0.916% due 08/25/2036		2,506	2,538
1.026% due 06/25/2036		4,800	4,400
1.436% due 10/25/2035		4,697	4,214
Cavalry CLO Ltd.
2.250% due 01/16/2024		282	283
Citigroup Mortgage Loan Trust, Inc.
0.916% due 09/25/2036		5,289	3,936
1.656% due 09/25/2035 ^		3,987	2,487
Countrywide Asset-Backed Certificates
0.734% due 01/25/2037		5,257	5,117
0.956% due 06/25/2037 ^		4,265	3,153
1.006% due 01/25/2046		8,216	6,247
1.006% due 06/25/2047		2,200	1,673
4.902% due 10/25/2046 ^		2,809	2,634
Countrywide Asset-Backed Certificates Trust
1.106% due 04/25/2036		525	526
Countrywide Home Equity Loan Trust
0.924% due 12/15/2029		540	506
Credit Suisse Mortgage Capital Certificates
1.356% due 09/25/2037		6,488	5,981
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036		32	18
Fremont Home Loan Trust
0.816% due 01/25/2037		16	8
GSAMP Trust
0.996% due 12/25/2035		3,391	3,242
Hillmark Funding Ltd.
1.161% due 05/21/2021		244	244
Lehman XS Trust
0.896% due 02/25/2037 ^		3,745	3,622
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		1,900	1,902
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034		17	16
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		2,100	2,100
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037		4,588	2,433
1.006% due 03/25/2037		3,988	2,137
1.686% due 11/25/2034		1,084	1,008
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		1,149	657
National Collegiate Student Loan Trust
0.996% due 11/27/2028		1,004	997
NovaStar Mortgage Funding Trust
0.886% due 03/25/2037		7,129	4,673
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		37	37
Residential Asset Mortgage Products Trust
0.916% due 02/25/2037		2,845	2,730
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		747	738
1.176% due 10/25/2035		1,000	943
Securitized Asset-Backed Receivables LLC Trust
1.006% due 05/25/2036		12,406	7,560
SG Mortgage Securities Trust
0.936% due 02/25/2036		12,934	7,302
SLM Private Education Loan Trust
3.954% due 05/16/2044		181	188
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	955	982
Specialty Underwriting & Residential Finance Trust
1.056% due 12/25/2036		$3,639	3,108
Structured Asset Investment Loan Trust
1.476% due 06/25/2035		20,000	17,388
Structured Asset Securities Corp. Mortgage Loan Trust
0.916% due 03/25/2036		4,001	3,325
0.966% due 02/25/2037		5,977	5,120
1.076% due 05/25/2037		1,466	1,423
Venture CDO Ltd.
1.102% due 07/22/2021		268	266

Total Asset-Backed Securities (Cost $128,659)			136,264

SOVEREIGN ISSUES 7.9%
Brazil Government International Bond
5.625% due 02/21/2047		3,300	2,904

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	4,890	1,502
0.000% due 04/01/2017 (d)		233,636	69,591
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,924
Japan Government International Bond
0.100% due 12/15/2018	JPY	4,800,000	41,306
Korea Development Bank
3.500% due 08/22/2017		$300	303
Qatar Government International Bond
5.250% due 01/20/2020		3,600	3,890
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	1,220,000	10,347
Saudi Government International Bond
2.375% due 10/26/2021		$2,650	2,576
4.500% due 10/26/2046		800	768

Total Sovereign Issues (Cost $136,535)			138,111

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (b)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.2%
CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$300	300
Barclays Bank PLC
1.745% due 11/06/2017		7,700	7,707
Credit Suisse AG
1.753% due 09/12/2017		6,300	6,309
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		2,200	2,204
Natixis S.A.
1.688% due 09/25/2017		10,300	10,336
Norinchukin Bank
1.589% due 10/11/2017		10,700	10,725
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		3,100	3,105
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		2,100	2,104
1.723% due 09/18/2017		7,200	7,214

			50,004

COMMERCIAL PAPER 0.6%
Autonation, Inc.
1.320% due 01/03/2017		5,950	5,949
1.320% due 01/04/2017		3,400	3,400
Credit Suisse NY
1.507% due 07/03/2017		400	397
ENI Finance USA, Inc.
1.806% due 10/02/2017		400	395
Natixis NY
1.434% due 07/03/2017		300	298
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			10,737

REPURCHASE AGREEMENTS (g) 1.0%			18,030

JAPAN TREASURY BILLS 10.5%
(0.298)% due 01/10/2017 - 02/06/2017 (c)(d)	JPY	21,660,000	185,355

U.S. TREASURY BILLS 0.3%
0.455% due 02/02/2017 - 03/09/2017 (c)(d)(j)(k)(m)	$5,675	5,672

Total Short-Term Instruments (Cost $293,901)		269,798

Total Investments in Securities (Cost $1,928,397)		1,908,050

	SHARES
INVESTMENTS IN AFFILIATES 21.0%
SHORT-TERM INSTRUMENTS 21.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.0%
PIMCO Short-Term Floating NAV Portfolio III	37,355,934	369,263

Total Short-Term Instruments (Cost $369,297)		369,263

Total Investments in Affiliates (Cost $369,297)		369,263

Total Investments 129.5% (Cost $2,297,694)		$2,277,313
Financial Derivative Instruments (i)(l) 8.7% (Cost or Premiums, net $7,116)		152,654
Other Assets and Liabilities, net (38.2)%		(671,053)

Net Assets 100.0%		$1,758,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$16,600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(17,338)	$16,600	$16,601
SSB	0.010	12/30/2016	01/03/2017	1,430	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(1,461)	1,430	1,430

Total Repurchase Agreements						$(18,799)	$18,030	$18,031

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.000%	12/30/2016	01/03/2017	$(16,583)	$(16,583)
NXN	0.720	10/13/2016	01/13/2017	(35,421)	(35,479)
	0.730	10/14/2016	01/17/2017	(76,856)	(76,983)
	0.780	10/20/2016	01/20/2017	(15,257)	(15,282)
	0.810	12/01/2016	02/01/2017	(55,481)	(55,522)
SCX	0.780	10/12/2016	02/13/2017	(9,753)	(9,770)

Total Reverse Repurchase Agreements					$(209,619)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(106,569) at a weighted average interest rate of 0.677%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$14,500	$(15,237)	$(15,238)
Fannie Mae, TBA	4.000	02/01/2047	6,500	(6,803)	(6,821)
U.S. Treasury Notes	1.125	09/30/2021	5,100	(4,884)	(4,930)

Total Short Sales				$(26,924)	$(26,989)

(4)	Payable for short sales includes $15 of accrued interest.

(h)	Securities with an aggregate market value of $208,773 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$94.000	03/24/2017	963	$9	$7
Put - CBOT U.S. Treasury 10-Year Note April Futures	98.000	03/24/2017	239	2	1

				$11	$8

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	2,689	$664	$738

Total Purchased Options				$675	$746

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	470	$(186)	$(236)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,689	$(863)	$(965)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,689	(331)	(268)

				$(1,194)	$(1,233)

Total Written Options				$(1,380)	$(1,469)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	33	$15	$21	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	409	(290)	112	(142)
E-mini S&P 500 Index March Futures	Long	03/2017	160	(137)	0	(71)
Euro-Bobl March Futures	Long	03/2017	379	355	4	(32)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	338	843	196	(160)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	401	(860)	190	(198)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	2,321	696	0	(381)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	2,977	(1,033)	1,023	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	455	189	341	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	466	(621)	452	0
United Kingdom Long Gilt March Futures	Long	03/2017	402	1,449	411	(20)

Total Futures Contracts				$606	$2,750	$(1,004)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,500	$178	$53	$2	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	1,600	102	13	2	0

				$280	$66	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$472,300	$(552)	$(753)	$21	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		773,900	(4,789)	(2,317)	0	(112)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		138,900	881	(3,493)	106	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		27,300	(626)	(1,103)	32	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		152,500	(1,650)	6,863	0	(221)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		167,000	(1,624)	6,709	0	(267)
Pay	3-Month USD-LIBOR	2.000	06/15/2023		54,500	(421)	(1,956)	98	0
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		140,000	(512)	(331)	116	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		28,800	(8)	364	0	(90)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,000	14	151	0	(7)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		98,900	254	339	0	(144)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		226,420	12,186	13,415	0	(760)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		16,300	322	322	0	(18)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		68,050	(1,830)	728	0	(579)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		14,600	394	1,577	0	(124)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		19,400	1,475	2,006	0	(162)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		30,300	2,499	5,232	0	(255)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		19,600	1,789	1,897	0	(173)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	36,500	(734)	(991)	157	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(708)	(480)	0	(36)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(4,012)	(2,300)	0	(227)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		23,300	1,392	873	0	(171)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		6,300	(626)	1,328	0	(111)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,540,000	1,205	613	0	(177)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	171,200	(108)	(128)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		24,000	(11)	(27)	0	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		38,500	(56)	(49)	1	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		60,400	(218)	(219)	7	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		96,200	(376)	(351)	14	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		14,000	(62)	(64)	2	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,000	(79)	(73)	3	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		3,300	(20)	(20)	1	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		48,400	(288)	(293)	12	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		1,800	(8)	(10)	0	0
Pay *	28-Day MXN-TIIE	7.635	06/09/2025		60,500	(54)	(201)	12	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		40,500	(225)	(203)	17	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		48,900	(343)	(429)	27	0

						$2,470	$26,625	$626	$(3,634)

Total Swap Agreements						$2,750	$26,691	$630	$(3,634)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $1,416 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $32,339 and cash of $1,356 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	11,275	$	3,377	$0	$(87)
	01/2017	JPY	1,900,000		18,834	2,570	0
	01/2017	$	3,460	BRL	11,275	5	0
	02/2017		11,650	RUB	745,405	360	0
BPS	01/2017	BRL	80,888	$	24,819	0	(34)
	01/2017	$	24,081	BRL	80,888	772	0
	02/2017	JPY	1,670,000	$	15,949	1,635	0
	02/2017	MXN	7,326		351	0	0
	02/2017	$	138	MXN	2,645	0	(11)
	04/2017	BRL	83,397	$	24,215	0	(784)
	12/2018	JPY	1,780,000		16,222	307	0
BRC	02/2017	ZAR	4,794		351	4	0
CBK	01/2017	JPY	6,290,000		60,931	7,059	0
	01/2017	$	17,010	AUD	23,590	13	0
	01/2017		1,239	EUR	1,185	8	0
	02/2017	JPY	5,820,000	$	55,545	5,659	0
	12/2018		3,020,000		27,549	548	0
DUB	01/2017	BRL	141,004		41,308	0	(2,015)
	01/2017	$	42,896	BRL	141,004	428	0
	02/2017	RUB	17,410	$	283	3	0
	04/2017	BRL	32,563		9,374	0	(387)
FBF	01/2017		20,939		6,425	0	(9)
	01/2017	$	6,378	BRL	20,939	55	0
GLM	01/2017	AUD	23,434	$	17,513	603	0
	01/2017	$	958	EUR	915	6	0
	02/2017	CAD	23,009	$	17,547	402	0
	02/2017	MXN	28,642		1,341	0	(33)
	02/2017	RUB	1,128,934		18,342	153	0
	02/2017	SEK	935		103	0	0
	02/2017	$	17,258	CAD	23,258	73	0
	02/2017		7,811	RUB	488,003	52	0
HUS	01/2017	SGD	316	$	226	8	0
	01/2017	$	987	INR	66,692	0	(6)
	01/2021	BRL	3,320	$	512	0	(256)
JPM	01/2017		104,798		30,683	0	(1,516)
	01/2017	CNH	209,692		30,869	952	0
	01/2017	EUR	7,667		8,163	91	0
	01/2017	GBP	4,685		5,934	160	0
	01/2017	JPY	5,980,000		58,032	6,819	0
	01/2017	$	31,776	BRL	104,798	423	0
	01/2017		9,906	JPY	1,164,485	58	0
	02/2017	CNH	157,210	$	22,583	291	0
	02/2017	JPY	1,164,485		9,919	0	(61)
	02/2017	RUB	792,639		11,961	0	(810)
	02/2017	$	3,989	CHF	3,910	0	(138)
	02/2017		407	MXN	8,409	0	(4)
	04/2017	BRL	52,550	$	15,348	0	(404)
MSB	01/2017		31,622		9,703	0	(13)
	01/2017	$	9,382	BRL	31,622	334	0
	02/2017		5,938	MXN	121,925	0	(89)
	04/2017	BRL	32,563	$	9,428	0	(333)
SCX	01/2017		9,390		2,881	0	(4)
	01/2017	HKD	4,015		518	0	0
	01/2017	JPY	1,164,485		10,421	457	0
	01/2017	$	2,868	BRL	9,390	17	0
	02/2017	BRL	9,390	$	2,843	0	(18)
	02/2017	CNH	159,666		23,060	420	0
	02/2017	$	19,451	CNH	130,772	0	(908)
	02/2017		5,317	MXN	101,615	0	(442)
TOR	01/2017	BRL	31,622	$	9,703	0	(13)
	01/2017	$	9,281	BRL	31,622	434	0
	01/2017		20,511	CNH	139,754	0	(572)
	02/2017	MXN	7,894	$	377	0	(1)
	04/2017	BRL	32,563		9,322	0	(439)
UAG	01/2017	$	517	HKD	4,016	1	0
	02/2017		5,132	CNH	34,035	0	(306)
	03/2017	HKD	4,015	$	517	0	(1)

Total Forward Foreign Currency Contracts						$31,180	$(9,694)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$500	$20	$76
BPS	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		36,000	652	562
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	13,800	540	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$9,700	407	1,749

							$1,619	$2,388

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$3,900	$381	$152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		3,900	381	534
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		7,600	702	297
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		7,600	775	1,041
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		15,200	1,742	919
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,200	1,742	2,335
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	12,900	339	495
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$20,200	1,028	1,390
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	387
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$103,500	352	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	2,765
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		120,700	433	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	570
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$753,300	354	532
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		114,400	649	467
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		7,800	782	315
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		7,800	782	1,101
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		13,800	1,369	606
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		13,800	1,369	1,866
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	872
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		27,200	3,133	1,790
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		27,200	3,133	4,050
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		231,000	133	163

								$22,902	$22,649

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$488,200	$439	$367
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	386,300	39	6

						$478	$373

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$68.000	02/06/2017	$98,400	$4	$0

Total Purchased Options					$25,003	$25,410

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		$500	$(20)	$0
BPS	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		36,000	(356)	(300)
	Call - OTC USD versus JPY		125.000	03/29/2017		36,000	(185)	(151)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,071	(313)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,071	(281)	(162)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$17,237	(173)	(222)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,381	(233)	(13)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	13,800	(441)	(2)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,019	(488)	(4)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,019	(393)	(241)
	Put - OTC EUR versus USD		$1.028	01/17/2017		17,300	(86)	(37)
	Call - OTC EUR versus USD		1.055	01/17/2017		17,300	(133)	(163)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$9,700	(419)	0

							$(3,521)	$(1,298)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(1,858)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(3,708)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,000	(83)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	16,800	(269)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	8,500	(146)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	16,900	(287)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	334,800	(355)	(495)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(1,200)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(444)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	88,800	(135)	(131)

							$(5,787)	$(7,843)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$976,400	$(508)	$(405)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	386,300	0	(1)

						$(508)	$(406)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$559	$0	$16

Total Written Options					$(9,834)	$(9,531)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.509%	$1,000	$11	$16	$27	$0
BPS	Korea Government International Bond	1.000	09/20/2022	0.509	500	6	8	14	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.273	100	(4)	4	0	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.509	200	3	2	5	0

						$16	$30	$46	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$36,989	$(7,536)	$2,636	$0	$(4,900)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	180	116	296	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	179	117	296	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	3	3	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,543	0	8	8	0

					$(7,177)	$2,880	$603	$(4,900)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	4,630,000	$0	$187	$187	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	21,800	(3)	111	108	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,950,000	0	281	281	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		9,270,000	0	375	375	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	40,300	(144)	254	110	0
	Receive	CPTFEMU	0.660	01/30/2020		65,200	(5)	470	465	0
	Receive	CPTFEMU	0.992	03/30/2020		56,100	(7)	(312)	0	(319)
HUS	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	43,500	(28)	(35)	0	(63)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,271,000	0	375	375	0

							$(187)	$1,706	$1,901	$(382)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received))	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	4,180,760	1-Month USD-LIBOR plus a specified spread	07/13/2017	$970,423	$0	$101,373	$101,373	$0
DUB	Receive	ERAUSLT Index	222,075	1-Month USD-LIBOR plus a specified spread	03/23/2017	57,604	0	(656)	0	(656)
	Receive	ERAUSLT Index	1,424,681	1-Month USD-LIBOR plus a specified spread	08/10/2017	343,160	0	22,167	22,167	0
JPM	Receive	ERAUSLT Index	972,916	1-Month USD-LIBOR plus a specified spread	05/15/2017	252,365	0	(2,882)	0	(2,882)

							$0	$120,002	$123,540	$(3,538)

Total Swap Agreements							$(7,348)	$124,618	$126,090	$(8,820)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $2,114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,793	$0	$4,793
Corporate Bonds & Notes
Banking & Finance	0	150,241	0	150,241
Industrials	0	34,720	0	34,720
Utilities	0	20,625	0	20,625
Municipal Bonds & Notes
California	0	7,086	0	7,086
Colorado	0	7,229	0	7,229
Illinois	0	2,458	0	2,458
Ohio	0	3,039	0	3,039
Texas	0	5,292	0	5,292
U.S. Government Agencies	0	378,798	0	378,798
U.S. Treasury Obligations	0	581,551	0	581,551
Non-Agency Mortgage-Backed Securities	0	168,045	0	168,045
Asset-Backed Securities	0	134,164	2,100	136,264
Sovereign Issues	0	138,111	0	138,111
Short-Term Instruments
Certificates of Deposit	0	50,004	0	50,004
Commercial Paper	0	10,737	0	10,737
Repurchase Agreements	0	18,030	0	18,030
Japan Treasury Bills	0	185,355	0	185,355
U.S. Treasury Bills	0	5,672	0	5,672
	$0	$1,905,950	$2,100	$1,908,050

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$369,263	$0	$0	$369,263

Total Investments	$369,263	$1,905,950	$2,100	$2,277,313

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(22,059)	0	(22,059)
U.S. Treasury Obligations	0	(4,930)	0	(4,930)
	$0	$(26,989)	$0	$(26,989)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,750	1,376	0	4,126
Over the counter	0	182,680	0	182,680
	$2,750	$184,056	$0	$186,806

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,240)	(4,867)	0	(6,107)
Over the counter	0	(28,045)	0	(28,045)

	$(1,240)	$(32,912)	$0	$(34,152)

Total Financial Derivative Instruments	$1,510	$151,144	$0	$152,654

Totals	$370,773	$2,030,105	$2,100	$2,402,978

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9%
BANK LOAN OBLIGATIONS 0.7%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$370	$376
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018		2,942	2,970
Charter Communications Operating LLC
3.500% due 01/15/2024		496	499
OGX
13.000% due 04/10/2049 ^		151	71
Valeant Pharmaceuticals International, Inc.
5.250% due 12/11/2019		2,068	2,068

Total Bank Loan Obligations (Cost $5,988)			5,984

CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 9.6%
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		5,000	4,995
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,186
Aviation Loan Trust
3.073% due 12/15/2022		5,007	4,534
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	1,700	1,809
Bank of America Corp.
1.868% due 04/01/2019		$4,900	4,925
2.151% due 11/09/2020		1,200	1,185
Barclays PLC
3.200% due 08/10/2021		3,200	3,166
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		800	806
BPCE S.A.
1.623% due 06/17/2017		2,400	2,403
Citigroup, Inc.
1.493% due 03/10/2017		6,300	6,304
Credit Agricole S.A.
1.498% due 06/12/2017		6,400	6,408
Deutsche Bank AG
4.250% due 10/14/2021		6,600	6,626
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		652	679
Eksportfinans ASA
5.500% due 06/26/2017		1,800	1,828
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		2,100	2,116
General Motors Financial Co., Inc.
2.268% due 10/04/2019		1,100	1,105
2.400% due 04/10/2018		2,600	2,603
2.625% due 07/10/2017		500	503
3.250% due 05/15/2018		2,500	2,533
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,000	1,006
2.640% due 10/28/2027		400	408
HBOS PLC
6.750% due 05/21/2018		400	423
Hospitality Properties Trust
5.000% due 08/15/2022		800	845
HSBC Holdings PLC
2.498% due 01/05/2022		900	917
3.400% due 03/08/2021		700	712
4.300% due 03/08/2026		500	518
4.875% due 01/14/2022		900	971
International Lease Finance Corp.
7.125% due 09/01/2018		500	540
JPMorgan Chase & Co.
6.000% due 01/15/2018		6,000	6,259
Morgan Stanley
5.500% due 01/26/2020		500	542
Navient Corp.
5.500% due 01/15/2019		900	936
Novo Banco S.A.
5.000% due 04/23/2019	EUR	400	291
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		$100	95

SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,646
UBS AG
7.625% due 08/17/2022		400	454
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		200	200
4.125% due 09/24/2025		200	204
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,200

			78,881

INDUSTRIALS 2.2%
AbbVie, Inc.
2.500% due 05/14/2020		200	200
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
3.000% due 03/12/2020		500	507
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,868
Charter Communications Operating LLC
4.464% due 07/23/2022		300	314
4.908% due 07/23/2025		800	844
6.384% due 10/23/2035		200	229
6.484% due 10/23/2045		300	347
6.834% due 10/23/2055		100	117
CVS Health Corp.
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		532	549
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,200	4,388
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	213
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	105
Nissan Motor Acceptance Corp.
1.961% due 03/08/2019		1,100	1,111
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	0
QUALCOMM, Inc.
4.800% due 05/20/2045		200	214
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		550	543
2.400% due 09/23/2021		480	464
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,393	1,555
Viacom, Inc.
4.250% due 09/01/2023		2,400	2,403
WestRock RKT Co.
4.900% due 03/01/2022		900	977

			17,753

UTILITIES 1.5%
AT&T, Inc.
4.500% due 05/15/2035		100	97
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		150	69
Petrobras Global Finance BV
3.873% due 03/17/2020		2,800	2,744
4.375% due 05/20/2023		200	175
4.875% due 03/17/2020		200	198
5.375% due 01/27/2021		100	98
5.750% due 01/20/2020		300	304
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	1,994
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		6,600	6,599

			12,278

Total Corporate Bonds & Notes (Cost $113,578)			108,912

MUNICIPAL BONDS & NOTES 1.0%
COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	657

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	104
7.750% due 01/01/2042	200	203
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	568

		875

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,716
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	178

		3,894

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,800	2,553
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	296

		2,849

Total Municipal Bonds & Notes (Cost $7,848)		8,275

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	1,783	1,645
1.086% due 04/25/2037	35	35
1.106% due 07/25/2037	29	29
1.276% due 10/25/2040	93	93
5.000% due 08/01/2033	84	91
5.294% due 03/25/2037 (a)	837	137
5.344% due 04/25/2037 (a)	2,058	331
5.394% due 11/25/2039 (a)	407	63
5.500% due 03/01/2028	20	22
5.624% due 03/25/2037 (a)	951	168
5.644% due 05/25/2037 (a)	2,526	406
6.034% due 04/25/2037 (a)	4,420	782
6.444% due 02/25/2037 (a)	410	82
6.894% due 07/25/2033 (a)	243	56
8.627% due 11/25/2040	4	5
10.674% due 01/25/2041	5,985	7,204
Fannie Mae, TBA
3.000% due 02/01/2047	51,100	50,653
3.500% due 02/01/2047	45,000	46,029
Freddie Mac
1.004% due 05/15/2037	29	29
5.000% due 04/15/2041	1,624	1,846
5.500% due 03/15/2034	411	461
5.866% due 09/15/2036 (a)	705	120
9.452% due 02/15/2040	169	183
11.088% due 02/15/2041	3	4
12.700% due 09/15/2041	602	790
Ginnie Mae, TBA
3.500% due 01/01/2047	3,300	3,429
4.000% due 01/01/2047	2,000	2,123
NCUA Guaranteed Notes
1.022% due 11/06/2017	228	228

Total U.S. Government Agencies (Cost $117,463)		117,044

U.S. TREASURY OBLIGATIONS 31.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)	3,800	3,369
3.000% due 11/15/2044 (j)	1,000	986
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025	459	452
0.375% due 07/15/2023	4,259	4,300
0.625% due 01/15/2026	1,424	1,437
0.750% due 02/15/2045 (m)	616	580
2.000% due 01/15/2026	13,518	15,240
2.375% due 01/15/2025 (m)	17,247	19,814
2.375% due 01/15/2027 (m)	16,661	19,532
2.500% due 01/15/2029	3,152	3,806
U.S. Treasury Notes
1.375% due 09/30/2020	200	198
1.375% due 10/31/2020	100	99
1.500% due 08/15/2026	5,100	4,683
1.625% due 05/15/2026	9,700	9,033
1.750% due 12/31/2020	200	200
1.875% due 11/30/2021 (m)	35,300	35,173

1.875% due 08/31/2022 (j)		36,200	35,746
1.875% due 10/31/2022 (m)		28,900	28,489
2.000% due 11/30/2020		100	101
2.000% due 07/31/2022 (j)		51,900	51,661
2.000% due 08/15/2025 (m)		9,850	9,529
2.000% due 11/15/2026		2,700	2,594
2.125% due 08/31/2020 (o)		100	101
2.125% due 05/15/2025 (m)(o)		12,500	12,239

Total U.S. Treasury Obligations (Cost $262,615)			259,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Alliance Bancorp Trust
0.996% due 07/25/2037		8,061	5,881
American Home Mortgage Investment Trust
3.293% due 02/25/2045		361	366
Banc of America Funding Trust
3.077% due 06/20/2037 ^		236	220
6.000% due 08/25/2036 ^		165	162
Banc of America Mortgage Trust
2.984% due 02/25/2034		94	93
3.202% due 01/25/2035		93	87
3.247% due 06/25/2035		17	16
3.342% due 06/25/2034		119	117
3.390% due 05/25/2033		229	231
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		284	285
5.722% due 02/24/2051		116	116
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036		71	71
Bear Stearns ALT-A Trust
1.076% due 01/25/2047		445	341
Chase Mortgage Finance Trust
2.966% due 01/25/2036		98	93
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.822% due 05/25/2036		1,439	1,288
Citigroup Commercial Mortgage Trust
5.733% due 06/14/2050		1,806	1,809
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		346	358
2.870% due 10/25/2035 ^		370	369
2.930% due 10/25/2035		272	273
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		571	509
6.000% due 06/25/2037 ^		746	651
Claris Finance SRL
0.137% due 10/31/2060	EUR	2,609	2,737
Countrywide Alternative Loan Trust
0.926% due 11/25/2036		$6,255	5,669
0.949% due 09/20/2046		193	124
1.039% due 11/20/2035		542	434
1.276% due 12/25/2035		82	68
1.967% due 08/25/2035		266	231
2.047% due 01/25/2036		900	833
3.400% due 08/25/2018		156	145
6.000% due 08/25/2036 ^		463	406
Countrywide Home Loan Mortgage Pass-Through Trust
1.356% due 05/25/2035		466	395
1.416% due 02/25/2035		56	48
2.999% due 10/20/2034		154	137
5.750% due 05/25/2037 ^		51	47
Credit Suisse First Boston Mortgage Securities Corp.
2.992% due 09/25/2034		292	288
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		349	306
Deutsche ALT-A Securities, Inc.
1.256% due 02/25/2035		740	696
First Horizon Alternative Mortgage Securities Trust
2.961% due 12/25/2035		470	388
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,733
GSR Mortgage Loan Trust
2.430% due 04/25/2032		89	81
3.077% due 09/25/2035		638	640
3.096% due 12/25/2034		131	132
3.160% due 11/25/2035		430	425
3.209% due 07/25/2035		108	107
3.357% due 11/25/2035		164	158
5.500% due 01/25/2037		376	363
Impac Secured Assets CMN Owner Trust
3.306% due 07/25/2035		305	231
IndyMac Mortgage Loan Trust
0.946% due 09/25/2046		614	509
JPMorgan Mortgage Trust
2.947% due 06/25/2035		62	62
3.130% due 07/25/2035		39	39
3.167% due 07/25/2035		1,208	1,182

MASTR Adjustable Rate Mortgages Trust
3.043% due 11/21/2034	158	162
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.564% due 08/15/2032	342	326
Merrill Lynch Alternative Note Asset Trust
0.866% due 03/25/2037	849	362
Merrill Lynch Mortgage Investors Trust
2.793% due 02/25/2033	347	339
3.275% due 05/25/2036	840	777
5.250% due 08/25/2036	516	531
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	271
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036	35	34
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	438	406
PHH Alternative Mortgage Trust
0.946% due 07/25/2037	588	586
Royal Bank of Scotland Capital Funding Trust
5.509% due 04/16/2047	711	710
5.695% due 09/16/2040	576	578
5.902% due 06/16/2049	715	716
5.969% due 02/16/2051	137	136
Sequoia Mortgage Trust
1.761% due 05/20/2034	247	237
Structured Asset Mortgage Investments Trust
0.966% due 04/25/2036	422	341
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.256% due 12/25/2033	6	6
2.335% due 05/25/2032	3	3
3.056% due 02/25/2034	945	947
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	125	126
5.500% due 05/25/2035	467	476
Suntrust Adjustable Rate Mortgage Loan Trust
3.234% due 01/25/2037 ^	955	892
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^	1,758	1,590
5.750% due 06/25/2047	358	326
Wachovia Bank Commercial Mortgage Trust
5.707% due 06/15/2049	2,439	2,454
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045	1,569	1,485
1.317% due 06/25/2047	1,556	1,379
1.351% due 12/25/2046	184	156
2.098% due 08/25/2046	390	360
2.797% due 08/25/2035	347	342
2.898% due 06/25/2033	492	491
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% due 11/25/2046	12,381	9,059
Wells Fargo Mortgage-Backed Securities Trust
2.796% due 02/25/2035	376	377
3.089% due 05/25/2036 ^	99	94

Total Non-Agency Mortgage-Backed Securities (Cost $57,220)		59,025

ASSET-BACKED SECURITIES 10.7%
ACE Securities Corp. Home Equity Loan Trust
1.656% due 12/25/2034	2,287	2,120
Bear Stearns Asset-Backed Securities Trust
0.926% due 03/25/2037	8,020	8,731
Carrington Mortgage Loan Trust
0.996% due 06/25/2036	3,000	2,032
CIT Education Loan Trust
1.083% due 03/15/2026	667	661
Citigroup Mortgage Loan Trust, Inc.
1.056% due 10/25/2036	829	605
1.656% due 09/25/2035 ^	2,000	1,247
COA Summit CLO Ltd.
2.231% due 04/20/2023	3,827	3,830
Countrywide Asset-Backed Certificates
0.896% due 06/25/2047	4,222	3,461
0.946% due 07/25/2036	3,829	3,763
0.976% due 09/25/2037 ^	2,212	1,819
1.046% due 06/25/2036	661	639
Countrywide Asset-Backed Certificates Trust
0.896% due 03/25/2037	1,494	1,369
0.916% due 03/25/2037	252	245
0.934% due 05/25/2036	301	300
1.386% due 08/25/2035	4,000	3,903
2.159% due 03/25/2035	5,500	4,856
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	8,984	4,555

EMC Mortgage Loan Trust
1.884% due 02/25/2041		34	34
Gallatin CLO Ltd.
2.150% due 07/15/2023		1,266	1,267
GSAA Home Equity Trust
0.856% due 03/25/2047		1,251	608
IXIS Real Estate Capital Trust
1.436% due 02/25/2036		14	14
JPMorgan Mortgage Acquisition Corp.
0.946% due 05/25/2035		188	186
LCM LP
1.581% due 04/15/2022		2,871	2,875
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (c)		700	700
Morgan Stanley ABS Capital, Inc. Trust
0.846% due 01/25/2037		967	544
0.866% due 03/25/2037		3,731	1,965
0.886% due 02/25/2037		4,364	2,169
1.671% due 03/25/2035		1,000	901
Morgan Stanley Dean Witter Capital, Inc. Trust
1.736% due 02/25/2033		617	588
North Carolina State Education Assistance Authority
1.392% due 07/25/2039		2,362	2,329
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		3,363	3,367
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		187	185
RAAC Trust
1.096% due 08/25/2036		1,300	1,237
Residential Asset Mortgage Products Trust
1.056% due 03/25/2036		2,875	2,666
1.096% due 03/25/2036		8,000	6,522
Residential Asset Securities Corp. Trust
1.006% due 11/25/2036		5,661	3,546
Securitized Asset-Backed Receivables LLC Trust
1.716% due 01/25/2036 ^		2,814	1,847
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	371	380
0.234% due 12/15/2027		857	874
Soundview Home Loan Trust
0.996% due 07/25/2036		$2,000	1,365
Specialty Underwriting & Residential Finance Trust
0.906% due 06/25/2037		283	172
Structured Asset Securities Corp. Mortgage Loan Trust
0.846% due 06/25/2037		224	221
0.966% due 02/25/2037		5,777	4,949
Wells Fargo Home Equity Asset-Backed Securities Trust
1.256% due 12/25/2035		1,900	1,617

Total Asset-Backed Securities (Cost $82,455)			87,264

SOVEREIGN ISSUES 5.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,087
4.900% due 09/15/2021		600	686
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	968
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (e)	BRL	80,980	24,121
Japan Government International Bond
0.100% due 12/15/2018	JPY	1,800,000	15,489
Saudi Government International Bond
2.375% due 10/26/2021		$900	875
4.500% due 10/26/2046		200	192

Total Sovereign Issues (Cost $46,345)			45,418

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		61,369	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
SL Green Realty Corp.
6.500% due 08/10/2017 (g)		121,300	3,038

Total Preferred Securities (Cost $3,016)			3,038

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.0%
CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$100	100
Barclays Bank PLC
1.745% due 11/06/2017		3,000	3,003
Credit Suisse AG
1.753% due 09/12/2017		2,500	2,503
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		800	802
Natixis S.A.
1.688% due 09/25/2017		4,000	4,014
Norinchukin Bank
1.589% due 10/10/2017		4,100	4,110
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		1,200	1,202
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		800	801
1.723% due 09/18/2017		2,800	2,805

			19,340

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.507% due 07/03/2017		100	99
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			397

REPURCHASE AGREEMENTS (i) 0.1%			580

JAPAN TREASURY BILLS 8.6%
(0.304)% due 01/10/2017 - 02/06/2017 (d)(e)	JPY	8,200,000	70,171

U.S. TREASURY BILLS 0.8%
0.498% due 02/02/2017 - 03/09/2017 (d)(e)(l)(m)(o)		$6,907	6,901

Total Short-Term Instruments (Cost $106,668)			97,389

Total Investments in Securities (Cost $803,196)			791,711

	SHARES
INVESTMENTS IN AFFILIATES 20.9%
SHORT-TERM INSTRUMENTS 20.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio III		17,240,766	170,425

Total Short-Term Instruments (Cost $170,425)			170,425

Total Investments in Affiliates (Cost $170,425)			170,425

Total Investments 117.8% (Cost $973,621)			$962,136
Financial Derivative Instruments (k)(n) 7.8% (Cost or Premiums, net $4,538)			63,981
Other Assets and Liabilities, net (25.6)%			(209,146)

Net Assets 100.0%			$816,971

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,995	0.61%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$580	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(595)	$580	$580

Total Repurchase Agreements						$(595)	$580	$580

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SCX	0.780%	10/12/2016	02/13/2017	$(3,829)	$(3,836)
	0.800	10/20/2016	01/20/2017	(5,321)	(5,330)

Total Reverse Repurchase Agreements					$(9,166)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(24,118) at a weighted average interest rate of 0.558%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	2.500%	01/01/2047	$1,000	$(950)	$(951)
Fannie Mae, TBA	4.000	01/01/2047	6,800	(7,132)	(7,146)
U.S. Treasury Notes	1.125	09/30/2021	2,000	(1,961)	(1,933)

Total Short Sales				$(10,043)	$(10,030)

(4)	Payable for short sales includes $6 of accrued interest.

(j)	Securities with an aggregate market value of $8,984 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	993	$245	$272

Total Purchased Options				$245	$272

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	215	$(85)	$(108)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	993	$(319)	$(356)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	993	(122)	(99)

				$(441)	$(455)

Total Written Options				$(526)	$(563)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	10	$5	$6	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	152	(108)	42	(53)
Euro-Bobl March Futures	Long	03/2017	212	171	2	(18)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	167	332	79	(80)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	188	(311)	89	(76)
Mini MSCI EAFE Index March Futures	Long	03/2017	1,864	32	494	0
U.S. Treasury 2-Year Note March Futures	Long	03/2017	219	(38)	14	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	335	85	0	(55)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,063	(88)	365	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	66	10	50	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	287	101	278	0
United Kingdom Long Gilt March Futures	Long	03/2017	62	156	88	(3)

Total Futures Contracts				$347	$1,507	$(285)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Sprint Communications, Inc.	5.000%	12/20/2019	2.190%		$2,500	$203	$74	$3	$0
Volkswagen International Finance NV	1.000	12/20/2017	0.289	EUR	100	1	0	0	0

						$204	$74	$3	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,100	$149	$90	$2	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	1,400	90	11	2	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	28,600	(444)	(182)	0	(8)

				$(205)	$(81)	$4	$(8)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018	$	259,200	$(303)	$(361)	$11	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		421,800	(2,613)	(1,314)	0	(63)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		33,000	209	(355)	25	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		9,100	(208)	(368)	11	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		33,100	(358)	(477)	0	(48)
Pay	3-Month USD-LIBOR	2.000	06/15/2023		25,100	(194)	(901)	45	0
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		52,700	(193)	(125)	44	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		93,100	2,462	1,122	0	(192)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		4,600	56	102	0	(14)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		17,900	(5)	226	0	(56)
Receive	3-Month USD-LIBOR	2.085	12/18/2025		1,500	28	28	0	(5)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		500	4	39	0	(2)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		37,200	96	127	0	(54)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		70,900	3,764	5,714	0	(236)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		4,100	81	81	0	(4)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		17,800	(479)	(293)	0	(151)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,100	111	479	0	(35)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		5,700	433	589	0	(48)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		12,200	1,006	2,091	0	(103)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047		33,000	6,530	(244)	0	(269)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		7,100	648	698	0	(63)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	12,300	(247)	(334)	53	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	31,700	(2,418)	(1,828)	0	(137)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		1,600	(96)	(68)	12	0
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		2,000	(199)	(150)	0	(35)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	700,000	548	227	0	(69)
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	111,600	(436)	(436)	16	0
Pay	28-Day MXN-TIIE	7.780	12/22/2023		61,600	3	3	3	0

						$8,230	$4,272	$220	$(1,584)

Total Swap Agreements						$8,229	$4,265	$227	$(1,592)

*	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $646 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(m)	Securities with an aggregate market value of $20,773 and cash of $1,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	7,137		$2,147	$0	$(45)
	01/2017	JPY	920,000		9,120	1,244	0
	01/2017		$2,828	BRL	9,218	4	0
	01/2017		10,568	EUR	10,162	130	0
	02/2017	BRL	2,300		$700	0	(1)
	02/2017	EUR	10,162		10,583	0	(130)
	02/2017		$507	RUB	32,440	16	0
BPS	01/2017	BRL	28,046		$8,605	0	(12)
	01/2017	EUR	10,932		11,595	86	0
	01/2017		$8,349	BRL	28,046	268	0
	02/2017	JPY	580,000		$5,539	568	0
	04/2017	BRL	28,916		8,396	0	(272)
	12/2018	JPY	670,000		6,106	116	0
BRC	02/2017		$2,529	RUB	161,957	80	0
	02/2017	ZAR	3,973		$291	3	0
CBK	01/2017	CNH	15,766		2,259	0	0
	01/2017	JPY	2,370,000		23,000	2,703	0
	01/2017	KRW	247,449		216	11	0
	01/2017		$6,541	AUD	9,071	5	0
	01/2017		1,308	EUR	1,250	8	0
	01/2017		613	GBP	501	5	0
	01/2017		152	TRY	482	0	(16)
	02/2017	JPY	3,254,249		$29,854	1,962	0
	02/2017		$5,899	EUR	5,579	0	(18)
	12/2018	JPY	1,130,000		$10,308	205	0
DUB	01/2017	BRL	47,175		13,915	0	(580)
	01/2017		$14,347	BRL	47,175	148	0
	02/2017		2,209	MXN	42,382	0	(176)
	04/2017	BRL	11,285		$3,249	0	(134)
FBF	01/2017		7,794		2,391	0	(3)
	01/2017		$2,374	BRL	7,794	21	0
GLM	01/2017	AUD	8,940		$6,681	230	0
	01/2017	JPY	57,300		502	12	0
	02/2017	CAD	8,096		6,174	141	0
	02/2017	CHF	6,610		6,526	17	0
	02/2017	MXN	5,197		243	0	(6)
	02/2017	NOK	1,640		195	5	0
	02/2017	RUB	201,953		3,275	21	0
	02/2017		$6,643	CAD	8,952	28	0
	02/2017		1,052	MXN	21,824	0	(4)
	02/2017		4,019	RUB	252,512	49	0
HUS	01/2017	DKK	1,705		$256	15	0
	01/2017		$2,262	CNH	15,766	0	(3)
	01/2017		2,262	CNY	15,766	4	0
	02/2017	CNH	15,766		$2,236	5	0
	02/2017	CNY	15,766		2,236	0	0
	02/2017	RUB	237,443		3,864	38	0
	01/2021	BRL	970		150	0	(75)
JPM	01/2017		36,688		10,746	0	(526)
	01/2017	CNH	76,751		11,299	348	0
	01/2017	JPY	2,320,000		22,564	2,697	0
	01/2017		$11,126	BRL	36,688	147	0
	02/2017	CHF	546		$557	19	0
	02/2017	RUB	298,200		4,500	0	(305)
	04/2017	BRL	18,210		5,318	0	(140)
MSB	01/2017		10,958		3,362	0	(5)
	01/2017		$3,251	BRL	10,958	116	0
	02/2017		14,054	CAD	18,848	0	(9)
	02/2017		279	ILS	1,069	0	(2)
	02/2017		1,943	MXN	39,896	0	(29)
	04/2017	BRL	11,284		$3,267	0	(115)
SCX	01/2017		2,086		640	0	(1)
	01/2017	HKD	1,915		247	0	0
	01/2017		$637	BRL	2,086	4	0
	02/2017	BRL	2,086		$631	0	(4)
	02/2017	CNH	140,585		20,435	501	0
	02/2017		$13,587	CNH	91,350	0	(634)
TOR	01/2017	BRL	10,959		$3,363	0	(5)
	01/2017		$3,217	BRL	10,959	151	0
	01/2017		4,281	CNH	29,169	0	(119)
	04/2017	BRL	11,285		$3,231	0	(152)
UAG	01/2017		$449	EUR	423	0	(4)
	01/2017		247	HKD	1,915	0	0
	02/2017		1,144	CNH	7,587	0	(68)
	03/2017	HKD	27,056		$3,490	0	0
	03/2017		$250	TWD	7,877	0	(6)

Total Forward Foreign Currency Contracts						$12,131	$(3,599)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$17,200	$321	$269
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		200	8	30
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	5,000	195	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$4,000	168	721

							$692	$1,020

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$1,400	$137	$55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,400	137	192
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		2,800	259	109
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		2,800	286	384
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		5,400	619	327
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,400	619	829
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	5,100	134	196
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$5,900	300	406
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	150
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$40,400	137	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,700	605	805
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		45,100	162	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	222
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$284,200	134	201
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		44,200	251	180
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		2,800	281	113
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		2,800	281	395
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		4,800	476	211
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		4,800	476	649
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,000	577	811
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,700	1,232	704
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,700	1,232	1,593
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		87,300	50	62

								$8,627	$8,594

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$182,800	$156	$138
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	153,800	15	2

						$171	$140

Total Purchased Options						$9,490	$9,754

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$17,200	$(176)	$(143)
	Call - OTC USD versus JPY		125.000	03/29/2017		17,200	(93)	(72)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		200	(8)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,034	(118)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,034	(105)	(61)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$6,415	(64)	(83)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,236	(66)	(4)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	5,000	(160)	(1)
	Put - OTC EUR versus MXN		18.900	03/21/2017		4,608	(187)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,608	(151)	(92)
	Put - OTC EUR versus USD		$1.028	01/17/2017		6,500	(32)	(14)
	Call - OTC EUR versus USD		1.055	01/17/2017		6,500	(50)	(61)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$4,000	(173)	0

							$(1,383)	$(533)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(545)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	58,700	(625)	(1,085)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,000	(33)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,500	(104)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,200	(55)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,300	(107)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	126,300	(134)	(187)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	60,100	(636)	(1,120)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	9,500	(251)	(171)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	33,600	(51)	(50)

							$(2,303)	$(3,161)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$365,600	$(157)	$(152)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	153,800	0	0

						$(157)	$(152)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$227	$0	$6

Total Written Options					$(3,843)	$(3,840)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$3,843	$(793)	$284	$0	$(509)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	1,610,000	$0	$65	$65	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		2,410,000	0	98	98	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		3,220,000	0	130	130	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	6,600	(32)	50	18	0
	Receive	CPTFEMU	0.660	01/30/2020		23,100	(1)	166	165	0
	Receive	CPTFEMU	0.992	03/30/2020		11,400	(2)	(63)	0	(65)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,214,000	0	130	130	0

							$(35)	$576	$606	$(65)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Receive	ERADXULT Index	179,872	1-Month USD-LIBOR plus a specified spread	02/16/2017	$249,044	$0	$22,885	$22,885	$0
	Receive	ERADXULT Index	256,411	1-Month USD-LIBOR plus a specified spread	08/10/2017	360,714	0	27,052	27,052	0

							$0	$49,937	$49,937	$0

Total Swap Agreements							$(828)	$50,797	$50,543	$(574)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(o)	Securities with an aggregate market value of $617 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,913	$71	$5,984
Corporate Bonds & Notes
Banking & Finance	0	73,886	4,995	78,881
Industrials	0	17,753	0	17,753
Utilities	0	12,278	0	12,278
Municipal Bonds & Notes
Colorado	0	657	0	657
Illinois	0	875	0	875
New York	0	3,894	0	3,894
Ohio	0	2,849	0	2,849
U.S. Government Agencies	0	117,044	0	117,044
U.S. Treasury Obligations	0	259,362	0	259,362
Non-Agency Mortgage-Backed Securities	0	59,025	0	59,025
Asset-Backed Securities	0	86,564	700	87,264
Sovereign Issues	0	45,418	0	45,418
Preferred Securities
Banking & Finance	0	3,038	0	3,038
Short-Term Instruments
Certificates of Deposit	0	19,340	0	19,340
Commercial Paper	0	397	0	397
Repurchase Agreements	0	580	0	580
Japan Treasury Bills	0	70,171	0	70,171
U.S. Treasury Bills	0	6,901	0	6,901
	$0	$785,945	$5,766	$791,711

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170,425	$0	$0	$170,425

Total Investments	$170,425	$785,945	$5,766	$962,136

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(8,097)	0	(8,097)
U.S. Treasury Obligations	0	(1,933)	0	(1,933)
	$0	$(10,030)	$0	$(10,030)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,507	499	0	2,006
Over the counter	0	72,428	0	72,428
	$1,507	$72,927	$0	$74,434

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(393)	(2,047)	0	(2,440)
Over the counter	0	(8,013)	0	(8,013)

	$(393)	$(10,060)	$0	$(10,453)

Total Financial Derivative Instruments	$1,114	$62,867	$0	$63,981

Totals	$171,539	$838,782	$5,766	$1,016,087

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.9%
BANK LOAN OBLIGATIONS 1.0%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$101	$102
Hilton Worldwide Finance LLC
3.256% due 10/25/2023		552	559
3.500% due 10/26/2020		41	41
OGX
13.000% due 04/10/2049 ^		62	29

Total Bank Loan Obligations (Cost $743)			731

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 4.7%
Aviation Loan Trust
3.073% due 12/15/2022		674	611
Barclays PLC
3.200% due 08/10/2021		300	297
Credit Agricole S.A.
8.125% due 12/23/2025 (d)		200	211
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	246
General Motors Financial Co., Inc.
2.268% due 10/04/2019		300	301
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		100	101
HBOS PLC
6.750% due 05/21/2018		400	423
HSBC Holdings PLC
2.498% due 01/05/2022		200	204
4.300% due 03/08/2026		200	207
International Lease Finance Corp.
7.125% due 09/01/2018		500	540
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		100	134
Navient Corp.
5.500% due 01/15/2019		100	104
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	100	105

			3,484

INDUSTRIALS 2.7%
AbbVie, Inc.
3.600% due 05/14/2025		$100	99
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		200	203
Charter Communications Operating LLC
4.464% due 07/23/2022		200	209
4.908% due 07/23/2025		200	211
6.484% due 10/23/2045		100	116
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	201
CVS Health Corp.
5.125% due 07/20/2045		100	112
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	418
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	213
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	0
8.500% due 06/01/2018 ^		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	107
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		50	49
2.400% due 09/23/2021		40	39

			1,977

UTILITIES 0.4%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		225	103
Petrobras Global Finance BV
3.873% due 03/17/2020		100	98
4.375% due 05/20/2023		50	44

Verizon Communications, Inc.
6.400% due 09/15/2033	20	24

		269

Total Corporate Bonds & Notes (Cost $7,211)		5,730

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	104
7.750% due 01/01/2042	100	101

		205

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	100	87

Total Municipal Bonds & Notes (Cost $279)		292

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae, TBA
3.000% due 02/01/2047	5,300	5,254
3.500% due 02/01/2047	6,100	6,239
Freddie Mac
5.000% due 04/15/2041	400	455
5.500% due 03/15/2034	284	319

Total U.S. Government Agencies (Cost $12,193)		12,267

U.S. TREASURY OBLIGATIONS 28.7%
U.S. Treasury Bonds
2.500% due 02/15/2046	600	532
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	3,716	4,356
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,557
1.375% due 10/31/2020 (g)(i)	1,900	1,876
1.500% due 08/15/2026	800	735
1.750% due 12/31/2020	5,800	5,794
2.000% due 11/30/2020 (g)(i)	1,050	1,060
2.000% due 11/15/2026	300	288
2.125% due 08/31/2020	3,000	3,047

Total U.S. Treasury Obligations (Cost $21,596)		21,245

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.2%
Banc of America Mortgage Trust
2.984% due 02/25/2034	69	69
3.202% due 01/25/2035	98	91
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036	70	70
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	205	168
ChaseFlex Trust
1.056% due 07/25/2037	588	468
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	44	44
3.041% due 08/25/2035 ^	168	117
3.043% due 08/25/2035	42	41
Countrywide Alternative Loan Trust
0.926% due 11/25/2036	1,286	1,166
1.039% due 11/20/2035	80	64
1.967% due 08/25/2035	44	38
2.047% due 01/25/2036	193	179
Countrywide Home Loan Mortgage Pass-Through Trust
1.416% due 02/25/2035	56	48
2.999% due 10/20/2034	300	268
3.172% due 08/25/2034	101	91
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	24	24
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	171	148
Deutsche ALT-A Securities, Inc.
1.256% due 02/25/2035	637	599
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	106	92
GSR Mortgage Loan Trust
3.160% due 11/25/2035	72	71
3.357% due 11/25/2035	120	115
5.500% due 01/25/2037	348	335

JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033		100	100
JPMorgan Mortgage Trust
3.167% due 07/25/2035		605	596
Luminent Mortgage Trust
0.996% due 04/25/2036		493	336
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036		33	32
Morgan Stanley Re-REMIC Trust
1.058% due 02/26/2037		335	261
5.250% due 05/26/2037		328	305
Structured Adjustable Rate Mortgage Loan Trust
1.056% due 08/25/2036 ^		566	440
Structured Asset Mortgage Investments Trust
0.986% due 02/25/2036 ^		1,109	868
Structured Asset Securities Corp.
6.000% due 05/25/2034		11	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.256% due 12/25/2033		4	4
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		520	468
5.750% due 06/25/2047		33	30
WaMu Mortgage Pass-Through Certificates Trust
1.036% due 11/25/2045		67	60
2.098% due 08/25/2046		390	360
Wells Fargo Mortgage-Backed Securities Trust
3.051% due 11/25/2036 ^		103	97

Total Non-Agency Mortgage-Backed Securities (Cost $7,285)			8,274

ASSET-BACKED SECURITIES 3.1%
Countrywide Asset-Backed Certificates Trust
1.356% due 08/25/2035		22	22
EMC Mortgage Loan Trust
1.034% due 05/25/2043		204	201
HSI Asset Securitization Corp. Trust
0.936% due 04/25/2037		1,391	994
IXIS Real Estate Capital Trust
1.436% due 02/25/2036		14	14
JPMorgan Mortgage Acquisition Corp.
0.946% due 05/25/2035		147	145
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		300	300
Morgan Stanley Dean Witter Capital, Inc. Trust
1.736% due 02/25/2033		520	495
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	130	133

Total Asset-Backed Securities (Cost $1,859)			2,304

SOVEREIGN ISSUES 5.1%
Brazil Government International Bond
5.625% due 02/21/2047		$200	176
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	600	184
0.000% due 04/01/2017 (b)		5,002	1,490
Japan Government International Bond
0.100% due 12/15/2018	JPY	200,000	1,721
Saudi Government International Bond
2.375% due 10/26/2021		$200	195

Total Sovereign Issues (Cost $3,765)			3,766

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		25,380	0

Total Common Stocks (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.0%
CERTIFICATES OF DEPOSIT 2.4%
Barclays Bank PLC
1.745% due 11/06/2017		$200	200

Credit Suisse AG
1.753% due 09/12/2017		200	200
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		100	100
Natixis S.A.
1.688% due 09/25/2017		400	402
Norinchukin Bank
1.589% due 10/11/2017		400	401
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		100	100
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		100	100
1.723% due 09/18/2017		300	301

			1,804

COMMERCIAL PAPER 0.9%
Autonation, Inc.
1.320% due 01/03/2017		250	250
1.320% due 01/04/2017		250	250
Engie
1.638% due 10/04/2017		200	198

			698

REPURCHASE AGREEMENTS (e) 0.7%			499

SHORT-TERM NOTES 0.1%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		100	100

JAPAN TREASURY BILLS 8.9%
(0.299)% due 01/10/2017 - 02/06/2017 (a)(b)	JPY	770,000	6,589

Total Short-Term Instruments (Cost $10,548)			9,690

Total Investments in Securities (Cost $65,479)			64,299

	SHARES
INVESTMENTS IN AFFILIATES 28.5%
SHORT-TERM INSTRUMENTS 28.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.5%
PIMCO Short-Term Floating NAV Portfolio III		2,130,906	21,064

Total Short-Term Instruments (Cost $21,065)			21,064

Total Investments in Affiliates (Cost $21,065)			21,064

Total Investments 115.4% (Cost $86,544)			$85,363
Financial Derivative Instruments (f)(h) 4.0% (Cost or Premiums, net $(769))			2,988
Other Assets and Liabilities, net (19.4)%			(14,370)

Net Assets 100.0%			$73,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$499	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(510)	$499	$499

Total Repurchase Agreements						$(510)	$499	$499

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(211) at a weighted average interest rate of 0.535%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.125%	09/30/2021	$200	$(192)	$(193)

Total Short Sales				$(192)	$(193)

(3)	Payable for short sales includes $1 of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$95.000	03/24/2017	70	$1	$1
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	38	0	0

				$1	$1

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	112	$28	$31

Total Purchased Options				$29	$32

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	20	$(8)	$(10)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	112	$(36)	$(40)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	112	(14)	(11)

				$(50)	$(51)

Total Written Options				$(58)	$(61)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	3	$1	$2	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	17	(12)	5	(6)
Euro-Bobl March Futures	Long	03/2017	18	12	0	(2)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	24	62	14	(11)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	16	(34)	8	(8)
Russell 2000 Mini Index March Futures	Long	03/2017	3	(4)	0	(3)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	40	(9)	2	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	37	14	0	(6)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	89	(18)	31	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	19	10	14	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	25	(36)	24	0
United Kingdom Long Gilt March Futures	Long	03/2017	7	18	7	0

Total Futures Contracts				$4	$107	$(36)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	100	$1	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$1,881	$(132)	$(127)	$0	$(1)
CDX.IG-27 5-Year Index	1.000	12/20/2021	4,200	(65)	(27)	0	(1)

				$(197)	$(154)	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$39,500	$(46)	$(64)	$2	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		49,500	(308)	(179)	0	(9)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		600	(14)	(24)	1	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		6,100	(59)	244	0	(10)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		5,700	(21)	(13)	4	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		900	0	11	0	(3)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		4,000	10	14	0	(6)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		7,400	401	426	0	(25)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		500	10	10	0	(1)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		2,000	(54)	(17)	0	(17)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,350	32	136	0	(12)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		500	38	52	0	(4)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		1,900	157	321	0	(16)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		800	73	83	0	(7)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	100	2	3	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	500	(38)	(34)	0	(2)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		900	54	34	0	(6)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		300	(30)	(25)	0	(5)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	60,000	47	23	0	(7)
Pay	28-Day MXN-TIIE	5.615	05/21/2021	MXN	4,100	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		5,000	(18)	(18)	1	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		6,100	(24)	(24)	1	0

						$197	$944	$9	$(130)

Total Swap Agreements						$1	$790	$9	$(132)

*	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $76 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,467 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	571		$174	$0	$(2)
	01/2017	JPY	70,000		694	95	0
	01/2017		$175	BRL	571	0	0
BPS	01/2017	BRL	1,733		$532	0	(1)
	01/2017		$516	BRL	1,733	17	0
	02/2017	JPY	60,000		$573	59	0
	02/2017		$573	CNH	3,910	0	(19)
	04/2017	BRL	1,787		$519	0	(17)
	12/2018	JPY	70,000		638	12	0
BRC	02/2017		$1,562	CNH	10,630	0	(57)
CBK	01/2017	JPY	230,000		$2,228	259	0
	02/2017		200,000		1,909	194	0
	12/2018		130,000		1,186	24	0
DUB	01/2017	BRL	3,516		1,002	0	(78)
	01/2017		$1,071	BRL	3,516	9	0
	02/2017		224	MXN	4,309	0	(18)
	04/2017	BRL	697		$201	0	(8)
FBF	01/2017		880		270	0	0
	01/2017		$268	BRL	880	2	0
GLM	01/2017		37	EUR	35	0	0
	02/2017	CAD	945		$721	17	0
	02/2017	MXN	684		32	0	(1)
	02/2017	RUB	46,715		759	6	0
	02/2017		$708	CAD	955	3	0
	02/2017		789	RUB	49,999	17	0
HUS	01/2021	BRL	330		$51	0	(26)
JPM	01/2017		2,535		746	0	(33)
	01/2017	EUR	334		356	4	0
	01/2017	JPY	210,000		2,038	239	0
	01/2017		$770	BRL	2,535	9	0
	02/2017	RUB	23,918		$361	0	(25)
	04/2017	BRL	1,124		328	0	(9)
MSB	01/2017		677		208	0	0
	01/2017		$201	BRL	677	7	0
	02/2017		290	MXN	5,954	0	(4)
	04/2017	BRL	697		$202	0	(7)
SCX	01/2017		602		185	0	0
	01/2017		$184	BRL	602	1	0
	02/2017	AUD	965		$720	25	0
	02/2017	BRL	602		182	0	(1)
	02/2017	CNH	33,966		4,905	89	0
	02/2017		$1,687	CNH	11,341	0	(79)
TOR	01/2017	BRL	677		$208	0	0
	01/2017		$199	BRL	677	9	0
	04/2017	BRL	697		$199	0	(9)
UAG	02/2017		$697	AUD	967	1	0

Total Forward Foreign Currency Contracts						$1,098	$(394)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$1,600	$30	$25
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	400	16	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$300	12	54

							$58	$79

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$100	$10	$4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		100	10	14
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		200	18	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		200	20	27
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		400	46	24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		400	46	61
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	500	13	19
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$500	25	34
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		3,700	13	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	76
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		3,800	14	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	20
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$30,800	14	22
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		4,700	27	19
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		300	30	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		300	30	42
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		500	50	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		500	50	68
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	51
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		1,100	127	72
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		1,100	127	164
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		7,900	4	6

								$780	$765

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$20,200	$18	$15
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	13,900	1	1

						$19	$16

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$68.000	02/06/2017	$2,000	$0	$0

Total Purchased Options					$857	$860

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$1,600	$(16)	$(13)
	Call - OTC USD versus JPY		125.000	03/29/2017		1,600	(9)	(7)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	260	(10)	0
	Call - OTC EUR versus MXN		22.650	03/21/2017		260	(9)	(5)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$724	(7)	(9)
	Call - OTC USD versus BRL		6.300	01/11/2018		144	(8)	0
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	400	(13)	0
	Put - OTC EUR versus MXN		18.900	03/21/2017		392	(16)	0
	Call - OTC EUR versus MXN		22.650	03/21/2017		392	(13)	(8)
	Put - OTC EUR versus USD		$1.028	01/17/2017		700	(3)	(2)
	Call - OTC EUR versus USD		1.055	01/17/2017		700	(5)	(7)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$300	(13)	0

							$(122)	$(51)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$2,700	$(28)	$(50)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	5,500	(59)	(102)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	200	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	600	(10)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	300	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	500	(8)	0
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	13,700	(15)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	3,700	(39)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	1,000	(26)	(18)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	3,000	(5)	(5)

							$(198)	$(264)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$40,400	$(21)	$(17)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	13,900	0	0

						$(21)	$(17)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$18	$0	$1

Total Written Options					$(341)	$(331)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volvo Treasury AB	1.000%	03/20/2021	0.697%	EUR	100	$(3)	$5	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$6,405	$(1,293)	$445	$0	$(848)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	16	11	27	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	25	15	40	0

					$(1,252)	$471	$67	$(848)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	160,000	$0	$7	$7	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		250,000	0	10	10	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	100	0	(1)	0	(1)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	330,000	0	13	13	0
GLM	Receive	CPTFEMU	0.992	03/30/2020	EUR	4,400	(1)	(24)	0	(25)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	330,000	0	13	13	0

							$(1)	$18	$43	$(26)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	15,552	1-Month USD-LIBOR less a specified spread	11/29/2017	$46,427	$0	$2,758	$2,758	$0
FBF	Receive	ERAUSST Index	7,743	1-Month USD-LIBOR less a specified spread	10/26/2017	24,648	0	(160)	0	(160)

							$0	$2,598	$2,758	$(160)

Total Swap Agreements							$(1,256)	$3,092	$2,870	$(1,034)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$702	$29	$731
Corporate Bonds & Notes
Banking & Finance	0	3,484	0	3,484
Industrials	0	1,977	0	1,977
Utilities	0	269	0	269
Municipal Bonds & Notes
Illinois	0	205	0	205
Ohio	0	87	0	87
U.S. Government Agencies	0	12,267	0	12,267
U.S. Treasury Obligations	0	21,245	0	21,245
Non-Agency Mortgage-Backed Securities	0	8,274	0	8,274
Asset-Backed Securities	0	2,304	0	2,304
Sovereign Issues	0	3,766	0	3,766
Short-Term Instruments
Certificates of Deposit	0	1,804	0	1,804
Commercial Paper	0	698	0	698
Repurchase Agreements	0	499	0	499
Short-Term Notes	0	100	0	100
Japan Treasury Bills	0	6,589	0	6,589
	$0	$64,270	$29	$64,299

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,064	$0	$0	$21,064

Total Investments	$21,064	$64,270	$29	$85,363

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(193)	$0	$(193)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	41	0	148
Over the counter	0	4,828	0	4,828
	$107	$4,869	$0	$4,976

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(183)	0	(229)
Over the counter	0	(1,759)	0	(1,759)

	$(46)	$(1,942)	$0	$(1,988)

Total Financial Derivative Instruments	$61	$2,927	$0	$2,988

Totals	$21,125	$67,004	$29	$88,158

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.7%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,784	$1,811

Total Bank Loan Obligations (Cost $1,767)			1,811

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 11.6%
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		5,000	4,995
4.750% due 09/10/2018		5,800	5,989
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		12,800	13,379
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,522
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	3,200	3,167
Bank of America Corp.
1.868% due 04/01/2019		$4,300	4,322
2.000% due 01/11/2018		600	601
2.650% due 04/01/2019		1,000	1,011
5.650% due 05/01/2018		6,500	6,812
5.750% due 12/01/2017		1,200	1,243
6.000% due 09/01/2017		1,700	1,749
6.400% due 08/28/2017		1,000	1,031
7.625% due 06/01/2019		5,400	6,069
Barclays Bank PLC
10.179% due 06/12/2021		25,400	31,544
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	800	891
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,600	1,658
7.250% due 02/01/2018		17,500	18,520
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		1,000	1,007
BPCE S.A.
1.623% due 06/17/2017		16,600	16,621
BRFkredit A/S
4.000% due 01/01/2018	DKK	23,700	3,501
CIT Group, Inc.
5.250% due 03/15/2018		$4,245	4,409
Credit Agricole S.A.
1.498% due 06/12/2017		25,800	25,833
7.875% due 01/23/2024 (f)		200	203
Credit Suisse AG
6.500% due 08/08/2023		10,000	10,663
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	246
Deutsche Bank AG
4.250% due 10/14/2021		14,850	14,910
Eksportfinans ASA
5.500% due 06/26/2017		3,500	3,554
General Motors Financial Co., Inc.
2.268% due 10/04/2019		12,300	12,359
2.625% due 07/10/2017		6,200	6,234
Goldman Sachs Group, Inc.
1.586% due 05/22/2017		4,500	4,508
1.902% due 10/23/2019		1,700	1,714
2.042% due 04/23/2020		5,800	5,858
2.241% due 11/15/2021		6,000	6,036
2.640% due 10/28/2027		2,900	2,960
HBOS PLC
6.750% due 05/21/2018		3,000	3,170
HSBC Holdings PLC
2.498% due 01/05/2022		5,000	5,097
3.400% due 03/08/2021		1,900	1,932
4.300% due 03/08/2026		1,400	1,451
HSBC USA, Inc.
1.651% due 08/07/2018		2,100	2,099
JPMorgan Chase & Co.
1.432% due 04/25/2018		2,300	2,307
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,400	1,811
Macquarie Bank Ltd.
6.625% due 04/07/2021		$84	94

Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		11,300	11,291
Morgan Stanley
2.162% due 04/25/2018		2,350	2,375
5.500% due 01/26/2020		3,400	3,686
5.950% due 12/28/2017		3,600	3,748
Navient Corp.
5.500% due 01/15/2019		5,600	5,824
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	6,800	977
2.000% due 07/01/2017		19,800	2,838
Realkredit Danmark A/S
1.000% due 01/01/2018		74,200	10,664
1.000% due 04/01/2018		34,400	4,951
2.000% due 04/01/2017		12,800	1,823
2.000% due 04/01/2018		11,700	1,704
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	2,844
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$700	665
8.000% due 08/10/2025 (f)		400	384
Stadshypotek AB
4.250% due 10/10/2017	AUD	400	293
Swedbank Hypotek AB
1.375% due 03/28/2018		$3,100	3,090
UBS AG
1.542% due 08/14/2019		9,800	9,831
1.697% due 03/26/2018		18,800	18,866
7.250% due 02/22/2022		1,200	1,210
7.625% due 08/17/2022		950	1,079
Wachovia Corp.
1.233% due 06/15/2017		2,200	2,201
Wells Fargo & Co.
1.342% due 04/22/2019		8,900	8,886

			344,310

INDUSTRIALS 1.7%
AbbVie, Inc.
2.500% due 05/14/2020		800	800
3.200% due 11/06/2022		200	200
3.600% due 05/14/2025		700	694
4.500% due 05/14/2035		500	492
4.700% due 05/14/2045		400	393
Actavis Funding SCS
2.208% due 03/12/2020		3,600	3,671
4.750% due 03/15/2045		2,600	2,557
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,345
4.908% due 07/23/2025		2,200	2,320
6.384% due 10/23/2035		300	343
6.484% due 10/23/2045		900	1,042
6.834% due 10/23/2055		100	118
CNPC General Capital Ltd.
1.802% due 05/14/2017		5,500	5,503
2.750% due 05/14/2019		2,000	2,016
CVS Health Corp.
3.500% due 07/20/2022		200	206
Daimler Finance North America LLC
1.303% due 03/10/2017		800	800
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,600	12,119
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$400	400
3.500% due 07/15/2022		200	203
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		300	315
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,748
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017		400	400
QUALCOMM, Inc.
4.800% due 05/20/2045		1,000	1,069
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,960	3,911
2.400% due 09/23/2021		5,040	4,869

			49,740

UTILITIES 1.5%
AT&T, Inc.
4.500% due 05/15/2035		300	290
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,569	1,175

Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	2,800	3,020
3.750% due 01/14/2021		1,600	1,691
3.873% due 03/17/2020		$1,800	1,764
4.875% due 03/17/2020		500	495
5.750% due 01/20/2020		600	609
7.875% due 03/15/2019		144	155
Sprint Communications, Inc.
8.375% due 08/15/2017		17,400	18,074
SSE PLC
5.625% due 10/01/2017 (f)	EUR	1,000	1,089
Verizon Communications, Inc.
2.709% due 09/14/2018		$15,800	16,157

			44,519

Total Corporate Bonds & Notes (Cost $442,208)			438,569

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,100	1,143
7.750% due 01/01/2042		1,800	1,828

			2,971

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,327

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		700	993

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,270	5,674

Total Municipal Bonds & Notes (Cost $10,452)			10,965

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045		619	641
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047		218,900	217,194
3.500% due 01/01/2032 - 01/01/2047		323,900	333,046
Freddie Mac
1.000% due 03/08/2017 (l)		2,473	2,475
1.104% due 11/15/2043		494	493
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045		14,815	15,416
Ginnie Mae, TBA
4.000% due 01/01/2047		7,000	7,429
NCUA Guaranteed Notes
1.022% due 11/06/2017		364	364

Total U.S. Government Agencies (Cost $576,750)			577,058

U.S. TREASURY OBLIGATIONS 37.3%
U.S. Treasury Bonds
2.500% due 02/15/2046		12,750	11,305
3.000% due 11/15/2044		3,150	3,105
3.000% due 05/15/2045		9,400	9,254
3.125% due 08/15/2044		26,800	27,071
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (l)		28,275	28,366
0.125% due 07/15/2024 (l)		80,319	78,962
0.250% due 01/15/2025 (l)		13,828	13,606
0.625% due 01/15/2026		5,086	5,133
1.750% due 01/15/2028		4,961	5,544
2.375% due 01/15/2025		3,206	3,683
2.375% due 01/15/2027		93,492	109,602
2.500% due 01/15/2029		13,960	16,855
U.S. Treasury Notes
1.375% due 09/30/2020 (l)(n)		16,200	16,007
1.375% due 10/31/2020 (k)(l)(n)		5,600	5,528
1.750% due 12/31/2020 (l)(n)		30,900	30,870
1.875% due 11/30/2021 (l)		90,400	90,075
1.875% due 08/31/2022 (i)(l)		223,200	220,398
1.875% due 10/31/2022 (i)		141,400	139,387
2.000% due 11/30/2020 (l)(n)		5,500	5,553
2.000% due 07/31/2022 (l)		86,900	86,500
2.000% due 11/15/2026 (i)		62,300	59,853

2.125% due 08/31/2020 (l)(n)		10,600	10,766
2.125% due 11/30/2023		4,300	4,267
2.125% due 05/15/2025 (l)		72,750	71,232
2.250% due 11/15/2024 (k)(l)(n)		15,000	14,891
2.250% due 11/15/2025 (l)		37,499	36,972
2.750% due 11/15/2023 (l)(n)		900	929

Total U.S. Treasury Obligations (Cost $1,108,516)			1,105,714

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
3.224% due 01/25/2036 ^		12,810	11,438
Banc of America Mortgage Trust
3.390% due 05/25/2033		142	144
5.500% due 02/25/2035		810	815
BCAP LLC Trust
0.966% due 05/25/2047		316	257
5.250% due 04/26/2037		2,697	2,418
Bear Stearns Adjustable Rate Mortgage Trust
3.204% due 08/25/2035		2,429	2,268
3.326% due 02/25/2034		303	303
3.391% due 02/25/2036 ^		26	25
Bear Stearns ALT-A Trust
1.076% due 01/25/2047		16,734	12,823
1.236% due 02/25/2036		5,928	5,128
3.112% due 11/25/2036 ^		1,120	822
3.172% due 01/25/2036		2,673	2,471
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		6,457	5,089
Citigroup Commercial Mortgage Trust
2.133% due 09/10/2045 (a)		7,467	473
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037		2,936	2,219
5.500% due 07/25/2034		10,326	11,233
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		5,915	5,376
Claris Finance SRL
0.137% due 10/31/2060	EUR	1,869	1,961
Countrywide Alternative Loan Trust
0.934% due 12/20/2046 ^		$3,281	2,389
1.156% due 08/25/2035		3,834	2,550
6.000% due 08/25/2036 ^		4,593	4,028
6.000% due 03/25/2037 ^		1,346	909
Countrywide Asset-Backed Certificates
1.556% due 11/25/2035		281	280
Countrywide Home Loan Mortgage Pass-Through Trust
3.064% due 02/20/2036		3,471	2,686
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		316	314
Deutsche ALT-A Securities, Inc.
0.946% due 02/25/2037		7,245	5,830
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	5,302	6,504
Farringdon Mortgages PLC
1.051% due 01/15/2037		708	827
Giovecca Mortgages SRL
0.287% due 04/23/2048	EUR	1,344	1,416
GSR Mortgage Loan Trust
3.010% due 09/25/2035		$578	600
3.092% due 04/25/2036		277	255
3.160% due 11/25/2035		389	385
6.250% due 10/25/2036 ^		2,109	1,949
HarborView Mortgage Loan Trust
0.886% due 01/25/2047		976	807
0.936% due 09/19/2046		403	293
0.976% due 12/19/2036 ^		61	48
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033		5,800	5,818
JPMorgan Mortgage Trust
6.000% due 06/25/2037		4,725	3,919
LB Commercial Mortgage Trust
5.873% due 07/15/2044		14,077	14,232
Lehman XS Trust
0.916% due 03/25/2047 ^		1,719	1,564
MASTR Alternative Loan Trust
6.500% due 12/25/2034		3,723	4,167
Merrill Lynch Alternative Note Asset Trust
0.956% due 03/25/2037		55,396	26,553
Merrill Lynch Mortgage Investors Trust
1.617% due 10/25/2035		22	21
Prime Mortgage Trust
1.156% due 02/25/2034		593	562
Residential Accredit Loans, Inc. Trust
0.956% due 05/25/2047		755	634
6.000% due 05/25/2037 ^		8,051	7,260

RMAC PLC
0.000% due 06/12/2037	EUR	1,650	1,633
Royal Bank of Scotland Capital Funding Trust
5.902% due 06/16/2049		$1,328	1,330
Structured Adjustable Rate Mortgage Loan Trust
1.906% due 12/25/2037 ^		10,904	8,386
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		685	515
0.956% due 10/25/2036		3,551	3,025
0.966% due 05/25/2046		4,612	3,492
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		8	7
8.042% due 01/25/2032		6	6
WaMu Mortgage Pass-Through Certificates Trust
1.933% due 08/25/2042		4	3
2.098% due 09/25/2046		940	903
Washington Mutual Mortgage Pass-Through Certificates Trust
0.704% due 10/25/2036 ^		10,561	5,332
1.317% due 02/25/2047 ^		13,997	10,539
2.746% due 02/25/2033		373	365
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		6,062	5,527
Wells Fargo Commercial Mortgage Trust
1.568% due 02/15/2027		7,300	7,315
Wells Fargo Mortgage-Backed Securities Trust
3.200% due 04/25/2036		160	147

Total Non-Agency Mortgage-Backed Securities (Cost $218,774)			210,588

ASSET-BACKED SECURITIES 14.4%
ACE Securities Corp. Home Equity Loan Trust
1.731% due 05/25/2034		3,491	3,264
1.731% due 07/25/2035		500	439
2.631% due 05/25/2034		548	500
Ameriquest Mortgage Securities Trust
0.996% due 10/25/2036		21,544	9,752
1.146% due 03/25/2036		400	386
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.671% due 01/25/2035		4,558	3,992
Argent Securities Trust
0.946% due 03/25/2036		6,222	4,635
Asset-Backed Funding Certificates Trust
1.756% due 06/25/2037		70	53
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		8,212	8,222
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036		973	605
0.996% due 10/25/2036		813	799
1.056% due 10/25/2036		13,066	10,908
4.593% due 10/25/2037		1,213	1,138
COA Summit CLO Ltd.
2.231% due 04/20/2023		114	114
Countrywide Asset-Backed Certificates
0.734% due 01/25/2037		2,793	2,644
0.896% due 06/25/2035		2,990	2,305
0.896% due 01/25/2037		3,684	3,022
0.896% due 08/25/2037		1,841	1,435
0.896% due 06/25/2047 ^		841	610
0.936% due 11/25/2047 ^		15,619	12,709
0.956% due 08/25/2036		16,602	15,889
0.956% due 06/25/2037 ^		2,407	1,779
0.956% due 06/25/2047		2,373	1,829
0.976% due 05/25/2047		5,000	3,652
0.986% due 05/25/2037		11,500	7,723
0.996% due 03/25/2036		2,336	1,908
1.006% due 01/25/2046		7,093	5,393
1.086% due 07/25/2036		763	636
Countrywide Asset-Backed Certificates Trust
0.844% due 09/25/2046		5,600	4,222
0.886% due 04/25/2046		2,873	2,317
0.896% due 02/25/2037		4,788	4,094
0.896% due 03/25/2037		2,070	1,896
0.906% due 02/25/2037		631	622
0.906% due 03/25/2047		12,181	11,439
0.916% due 03/25/2037		730	710
First Franklin Mortgage Loan Trust
0.866% due 12/25/2037		17,366	11,283
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		1,905	1,906
Franklin CLO Ltd.
1.117% due 08/09/2019		5,220	5,206
Fremont Home Loan Trust
0.906% due 10/25/2036		15,440	7,862
Gallatin CLO Ltd.
2.150% due 07/15/2023		2,593	2,594

GE-WMC Asset-Backed Pass-Through Certificates
1.006% due 12/25/2035		8,287	7,946
GSAMP Trust
2.406% due 10/25/2034		629	594
Home Equity Loan Trust
0.916% due 04/25/2037		5,200	4,721
HSI Asset Securitization Corp. Trust
1.086% due 02/25/2036		5,000	4,014
JPMorgan Mortgage Acquisition Trust
0.846% due 07/25/2036		2,329	1,141
0.891% due 07/25/2036		3,773	2,681
0.996% due 11/25/2036		11,091	9,278
1.016% due 05/25/2037		5,600	4,687
LCM LP
1.581% due 04/15/2022		4,976	4,983
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		3,600	3,604
Long Beach Mortgage Loan Trust
0.916% due 08/25/2036		18,395	9,411
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		3,400	3,400
Madison Park Funding Ltd.
2.196% due 08/15/2022		8,606	8,620
MASTR Asset-Backed Securities Trust
0.916% due 10/25/2036		7,384	4,592
0.996% due 08/25/2036		4,300	2,266
Merrill Lynch Mortgage Investors Trust
0.826% due 04/25/2047		10,589	6,053
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2036		176	96
0.886% due 10/25/2036		629	503
0.996% due 06/25/2036		4,049	2,653
1.006% due 03/25/2037		1,595	855
1.196% due 11/25/2035		4,688	3,692
1.686% due 03/25/2035		900	890
Morgan Stanley Home Equity Loan Trust
0.926% due 04/25/2037		5,971	3,743
NovaStar Mortgage Funding Trust
0.926% due 11/25/2036		9,626	4,762
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		3,802	3,806
OHA Loan Funding Ltd.
2.261% due 01/23/2027		11,700	11,699
OneMain Financial Issuance Trust
2.470% due 09/18/2024		3,826	3,832
Panther CDO BV
0.067% due 03/20/2084	EUR	1,199	1,259
Popular ABS Mortgage Pass-Through Trust
1.006% due 06/25/2047 ^		$3,770	3,605
Race Point CLO Ltd.
1.637% due 12/15/2022		241	242
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		16,744	9,456
6.998% due 09/25/2037 ^		2,438	1,481
Residential Asset Mortgage Products Trust
0.976% due 12/25/2036		8,872	7,251
1.204% due 07/25/2034		11,542	7,844
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		1,383	1,297
0.996% due 08/25/2036		11,000	7,627
1.196% due 12/25/2035		13,186	10,135
Securitized Asset-Backed Receivables LLC Trust
1.006% due 05/25/2036		2,326	1,418
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,476	1,518
Soundview Home Loan Trust
0.866% due 02/25/2037		$548	212
0.906% due 06/25/2036		325	305
0.916% due 11/25/2036		730	678
0.996% due 07/25/2036		12,000	8,190
1.006% due 07/25/2037		4,360	2,934
2.056% due 10/25/2037		10,700	7,479
South Texas Higher Education Authority, Inc.
1.376% due 10/01/2020		410	410
Specialty Underwriting & Residential Finance Trust
1.731% due 12/25/2035		2,488	2,263
SpringCastle America Funding LLC
3.050% due 04/25/2029		16,849	16,954
Structured Asset Investment Loan Trust
1.176% due 11/25/2035		12,000	9,514
Structured Asset Securities Corp. Mortgage Loan Trust
0.986% due 01/25/2037		5,080	3,344
1.096% due 02/25/2036		2,500	2,328
1.126% due 04/25/2036		2,500	2,262
1.206% due 05/25/2037		6,900	5,776

Structured Asset Securities Corp. Trust
1.216% due 09/25/2035		5,100	3,806
Symphony CLO LP
1.976% due 01/09/2023		7,689	7,682
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		2,375	2,371
Venture CDO Ltd.
1.102% due 07/22/2021		447	443
Voya CLO Ltd.
2.200% due 10/15/2022		16,000	16,019
WaMu Asset-Backed Certificates Trust
0.981% due 05/25/2047		5,270	4,255

Total Asset-Backed Securities (Cost $417,769)			425,372

SOVEREIGN ISSUES 8.6%
Brazil Government International Bond
5.625% due 02/21/2047		6,900	6,072
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	12,240	3,761
0.000% due 04/01/2017 (d)		466,771	139,033
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$3,500	3,656
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,038
Japan Government International Bond
0.100% due 12/15/2018	JPY	8,310,000	71,510
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,736
Province of Ontario
3.000% due 07/16/2018		15,000	15,341
Saudi Government International Bond
2.375% due 10/26/2021		5,850	5,686
4.500% due 10/26/2046		1,400	1,345

Total Sovereign Issues (Cost $251,009)			253,178

SHORT-TERM INSTRUMENTS 19.5%
CERTIFICATES OF DEPOSIT 3.4%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		1,200	1,201
Barclays Bank PLC
1.745% due 11/06/2017		12,700	12,712
Credit Suisse AG
1.753% due 09/12/2017		12,050	12,067
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		4,100	4,107
Natixis S.A.
1.688% due 09/25/2017		19,500	19,567
Norinchukin Bank
1.589% due 10/10/2017		5,900	5,914
1.589% due 10/11/2017		20,600	20,649
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		6,000	6,010
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		4,100	4,107
1.723% due 09/18/2017		14,100	14,127

			100,461

COMMERCIAL PAPER 1.6%
Autonation, Inc.
1.320% due 01/09/2017		7,600	7,598
1.370% due 01/04/2017		6,900	6,899
Comcast Corp.
1.066% due 01/24/2017		8,550	8,545
1.076% due 01/27/2017		5,200	5,196
Credit Suisse NY
1.507% due 07/03/2017		800	794
Energy Transfer Partners LP
1.624% due 01/12/2017		4,400	4,398
Engie
1.638% due 10/04/2017		3,300	3,264
Enterprise Products Operating LLC
1.106% due 01/23/2017		1,600	1,599
Hitachi Capital America Corp.
1.126% due 01/11/2017		1,500	1,500
Mondelez International, Inc.
1.076% due 01/24/2017		2,350	2,348
Natixis NY
1.434% due 07/03/2017		700	695
Standard Chartered Bank
1.465% due 07/03/2017		1,300	1,291

Volvo Group Treasury N.A.
1.065% due 01/12/2017		3,000	2,999

			47,126

REPURCHASE AGREEMENTS (h) 0.0%			690

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		700	700

JAPAN TREASURY BILLS 14.0%
(0.298)% due 01/10/2017 - 03/27/2017 (c)(d)	JPY	48,540,000	415,401

U.S. TREASURY BILLS 0.5%
0.451% due 01/12/2017 - 03/16/2017 (c)(d)(k)(l)(n)		$15,411	15,404

Total Short-Term Instruments (Cost $629,693)			579,782

Total Investments in Securities (Cost $3,656,938)			3,603,037

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		1,598,578	15,802

Total Short-Term Instruments (Cost $15,800)			15,802

Total Investments in Affiliates (Cost $15,800)			15,802

Total Investments 122.2% (Cost $3,672,738)			$3,618,839
Financial Derivative Instruments (j)(m) 4.6% (Cost or Premiums, net $26,523)			137,041
Other Assets and Liabilities, net (26.8)%			(795,492)

Net Assets 100.0%			$2,960,388

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,995	0.17%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$690	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(708)	$690	$690

Total Repurchase Agreements						$(708)	$690	$690

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	0.930%	12/22/2016	03/08/2017	$(12,789)	$(12,793)
SCX	0.790	11/07/2016	02/14/2017	(92,587)	(92,703)
SGY	0.390	12/21/2016	01/04/2017	(9,144)	(9,144)
	0.390	12/22/2016	01/05/2017	(33,425)	(33,425)

Total Reverse Repurchase Agreements					$(148,065)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(57,210) at a weighted average interest rate of 0.383%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$13,200	$0	$0
Fannie Mae, TBA	4.000	02/01/2047	6,600	(6,907)	(6,926)
U.S. Treasury Notes	1.125	09/30/2021	9,870	(9,470)	(9,541)

Total Short Sales				$(16,377)	$(16,467)

(4)	Payable for short sales includes $29 of accrued interest.

(i)	Securities with an aggregate market value of $147,889 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	4,386	$1,083	$1,203

Total Purchased Options				$1,083	$1,203

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	777	$(307)	$(389)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	4,386	$(1,408)	$(1,574)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	4,386	(539)	(437)

				$(1,947)	$(2,011)

Total Written Options				$(2,254)	$(2,400)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	45	$21	$29	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	675	(478)	185	(235)
Euro-Bobl March Futures	Long	03/2017	700	655	7	(59)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	1,078	2,813	624	(511)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	680	(1,458)	322	(336)
Mini MSCI Emerging Markets Index March Futures	Long	03/2017	144	(155)	0	(42)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	530	(204)	0	(33)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	79	(40)	13	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	3,347	(879)	1,151	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	822	254	617	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	279	(372)	270	0
United Kingdom Long Gilt March Futures	Long	03/2017	346	1,241	354	(17)

Total Futures Contracts				$1,398	$3,572	$(1,233)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$15,100	$1,078	$552	$12	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	9,700	619	76	12	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	69,700	1,113	1,111	16	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	24,300	417	522	7	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	6,700	112	122	2	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,100	36	17	0	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	3,400	53	14	1	0

				$3,428	$2,414	$50	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$1,406,700	$(1,644)	$(1,952)	$62	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,454,500	(9,015)	(4,656)	0	(225)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		37,200	(367)	(239)	0	(14)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		153,300	972	(867)	117	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		119,400	2,656	816	0	(133)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		119,800	128	128	0	(180)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		167,400	1,075	4,644	0	(289)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		246,500	(902)	(583)	204	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		133,600	3,533	6,330	0	(275)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		37,700	(400)	(277)	0	(112)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		8,200	100	182	0	(26)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		57,700	(15)	730	0	(180)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,300	9	5	0	(4)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		174,000	447	596	0	(254)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		355,310	19,224	20,815	0	(1,195)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		33,200	656	656	0	(36)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		76,700	2,069	5,089	0	(650)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		25,000	1,900	2,585	0	(209)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		114,600	9,453	18,771	0	(965)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		36,800	3,360	3,507	0	(325)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	66,700	(5,088)	(4,584)	0	(288)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		33,000	1,971	1,363	0	(242)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		9,200	(914)	(689)	0	(162)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	2,610,000	2,041	1,222	0	(301)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	290,000	(956)	(754)	21	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		41,200	(149)	(150)	4	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		11,900	(44)	(45)	1	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		179,100	(536)	(536)	25	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		40,400	(157)	(209)	6	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		86,600	(335)	(335)	13	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		40,600	(179)	(171)	6	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		3,000	(13)	(13)	1	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	30,900	85	372	12	0

						$28,965	$51,751	$472	$(6,065)

Total Swap Agreements						$32,393	$54,165	$522	$(6,065)

*	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $2,935 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $70,374 and cash of $2,247 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	11,082	$	3,375	$0	$(30)
	01/2017	JPY	2,620,000		25,971	3,544	0
	01/2017	$	3,400	BRL	11,082	5	0
	01/2017		10,542	EUR	10,137	130	0
	02/2017	EUR	10,137	$	10,557	0	(129)
	02/2017	$	17,609	RUB	1,126,682	544	0
	04/2017	DKK	13,056	$	1,982	124	0
	04/2017	$	29,713	BRL	99,300	53	0
BPS	01/2017	BRL	197,605	$	60,632	0	(82)
	01/2017	EUR	14,443		15,319	113	0
	01/2017	JPY	1,380,000		13,368	1,543	0
	01/2017	$	58,826	BRL	197,605	1,888	0
	02/2017	JPY	3,540,000	$	33,808	3,465	0
	02/2017	MXN	8,491		407	0	0
	02/2017	$	32,346	CNH	220,713	0	(1,050)
	02/2017		175	MXN	3,347	0	(14)
	03/2017	JPY	1,360,000	$	11,851	171	0
	04/2017	BRL	203,735		59,153	0	(1,917)
	12/2018	JPY	3,100,000		28,251	535	0
BRC	03/2017		160,000		1,365	0	(10)
	07/2017	DKK	20,196		3,081	192	0
CBK	01/2017	JPY	14,570,000		140,929	16,129	0
	01/2017	$	28,808	AUD	39,953	22	0
	01/2017		3,782	EUR	3,618	27	0
	02/2017	JPY	12,210,000	$	116,531	11,873	0
	03/2017		1,390,000		12,087	160	(11)
	12/2018		5,210,000		47,527	946	0
DUB	01/2017	BRL	403,477		118,303	0	(5,665)
	01/2017	$	122,910	BRL	403,477	1,058	0
	04/2017	BRL	78,534	$	22,608	0	(933)
FBF	01/2017		34,163		10,482	0	(14)
	01/2017	$	10,406	BRL	34,163	91	0
	02/2017		110	MXN	2,224	0	(4)
GLM	01/2017	AUD	39,755	$	29,711	1,024	0
	01/2017	CAD	39,541		30,141	689	0
	01/2017	$	1,808	EUR	1,695	0	(24)
	02/2017	DKK	81,100	$	11,421	0	(81)
	02/2017	MXN	27,622		1,293	0	(32)
	02/2017	NOK	975		116	3	0
	02/2017	RUB	170,791		2,778	26	0
	02/2017	$	214	HUF	58,982	0	(13)
	02/2017		13,032	RUB	813,804	80	0
HUS	01/2017	DKK	24,200	$	3,389	0	(37)
	01/2017	SGD	606		435	16	0
	01/2017	$	1,319	JPY	151,900	0	(19)
	02/2017	DKK	73,135	$	10,388	16	0
	02/2017	MXN	9,667		494	31	0
	02/2017	RUB	1,844,557		29,966	247	0
	01/2021	BRL	4,390		677	0	(338)
IND	01/2017	$	8,997	GBP	7,349	60	0
	02/2017	GBP	7,349	$	9,003	0	(61)
JPM	01/2017	AUD	298		220	5	0
	01/2017	BRL	380,503		113,528	0	(3,381)
	01/2017	CAD	3,272		2,439	2	0
	01/2017	DKK	48,935		7,232	303	0
	01/2017	GBP	7,349		9,308	251	0
	01/2017	JPY	11,310,000		109,504	12,639	0
	01/2017	$	115,837	BRL	380,503	1,072	0
	02/2017	CHF	109	$	111	4	0
	02/2017	CNH	197,268		28,337	366	0
	02/2017	RUB	1,297,630		19,582	0	(1,326)
	02/2017	$	59,964	BRL	199,246	753	0
	02/2017		166	MXN	3,111	0	(16)
	02/2017	ZAR	24,411	$	1,768	2	0
	04/2017	BRL	126,735		37,014	0	(975)
MSB	01/2017		76,264		23,400	0	(32)
	01/2017	$	22,627	BRL	76,264	805	0
	01/2017		3,817	MYR	16,873	0	(57)
	02/2017		6,339	MXN	130,159	0	(95)
	03/2017	MYR	16,873	$	3,810	63	0
	04/2017	BRL	78,533		22,738	0	(803)
SCX	01/2017		237,774		72,957	0	(99)
	01/2017	HKD	70,610		9,107	1	0
	01/2017	MYR	16,873		4,021	261	0
	01/2017	$	70,514	BRL	237,774	2,541	0
	01/2017		29,234	CAD	39,419	126	0
	01/2017		3,292	CNH	22,947	0	(4)
	02/2017	BRL	237,774	$	69,924	0	(2,534)
	02/2017	CNH	217,181		31,311	522	0
	02/2017	$	2,329	CNH	15,656	0	(109)
	02/2017		10,983	MXN	209,916	0	(912)
SOG	01/2017		996	TRY	3,128	0	(113)
TOR	01/2017	BRL	76,265	$	23,085	0	(347)
	01/2017	$	22,385	BRL	76,265	1,047	0
	04/2017	BRL	78,534	$	22,482	0	(1,059)
UAG	01/2017	CNH	22,947		3,340	52	0
	01/2017	KRW	936,258		785	9	0
	01/2017	$	9,098	HKD	70,610	8	0
	01/2017		826	KRW	936,258	0	(50)
	02/2017	CNH	315,116	$	46,303	1,711	0
	02/2017	$	8,620	CNH	57,168	0	(514)
	03/2017	HKD	70,610	$	9,097	0	(11)
	03/2017	$	785	KRW	936,258	0	(10)

Total Forward Foreign Currency Contracts						$67,348	$(22,911)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$61,500	$1,147	$960
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		900	36	136
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	25,100	982	2
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$17,600	739	3,174

							$2,904	$4,272

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$7,400	$723	$289
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		7,400	724	1,014
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		14,200	1,312	554
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		14,200	1,448	1,946
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		30,200	3,460	1,827
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		30,200	3,460	4,639
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	26,600	700	1,020
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$25,400	1,292	1,747
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	761
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$201,400	685	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		50,600	2,618	3,481
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		223,300	802	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	1,095
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$1,317,000	620	931
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		203,400	1,154	830
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		15,200	1,523	614
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		15,200	1,523	2,145
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		25,900	2,569	1,136
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		25,900	2,569	3,503
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,850	2,781	3,910
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		43,000	4,953	2,830
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		43,000	4,953	6,403
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		379,000	219	268

								$41,297	$40,945

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$838,000	$754	$630
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	762,400	76	12

						$830	$642

Total Purchased Options						$45,031	$45,859

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$61,500	$(630)	$(512)
	Call - OTC USD versus JPY		125.000	03/29/2017		61,500	(332)	(258)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		900	(36)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	14,785	(574)	(5)
	Call - OTC EUR versus MXN		22.650	03/21/2017		14,785	(514)	(297)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$28,125	(283)	(362)
	Call - OTC USD versus BRL		6.300	01/11/2018		6,515	(347)	(19)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	25,100	(802)	(4)
	Put - OTC EUR versus MXN		18.900	03/21/2017		22,434	(911)	(8)
	Call - OTC EUR versus MXN		22.650	03/21/2017		22,434	(733)	(450)
	Put - OTC EUR versus USD		$1.028	01/17/2017		28,600	(142)	(61)
	Call - OTC EUR versus USD		1.055	01/17/2017		28,600	(219)	(269)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$17,600	(760)	0

							$(6,283)	$(2,245)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$126,800	$(1,319)	$(2,344)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(4,673)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,500	(158)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	32,900	(526)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	16,100	(276)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	30,900	(525)	(5)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	585,500	(620)	(866)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,063)	(5,390)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(791)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	145,800	(222)	(216)

							$(10,557)	$(14,293)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$1,676,000	$(872)	$(695)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	762,400	0	(2)

						$(872)	$(697)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$999	$0	$28

Total Written Options					$(17,712)	$(17,207)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$245	$158	$403	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,000	326	212	538	0

					$571	$370	$941	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	17,250,000	$0	$698	$698	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		14,620,000	0	592	592	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		11,980,000	0	485	485	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	53,300	(181)	326	145	0
	Receive	CPTFEMU	0.660	01/30/2020		81,600	(6)	587	581	0
	Receive	CPTFEMU	0.992	03/30/2020		64,500	(9)	(357)	0	(366)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	19,503,000	0	789	789	0

							$(196)	$3,120	$3,290	$(366)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	3,798,764	1-Month USD-LIBOR plus a specified spread	05/15/2017	$344,482	$0	$15,319	$15,319	$0
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	06/07/2017	278,786	0	19,731	19,731	0
FBF	Receive	RALVEIET Index	2,385,345	1-Month USD-LIBOR plus a specified spread	06/07/2017	211,094	0	14,963	14,963	0
	Receive	RALVEIET Index	123,306	1-Month USD-LIBOR plus a specified spread	07/13/2017	11,683	0	2	2	0
	Receive	RALVEIET Index	3,097,719	1-Month USD-LIBOR plus a specified spread	11/29/2017	289,296	0	3,847	3,847	0
GST	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	06/21/2017	274,947	0	19,442	19,442	0
JPM	Receive	RALVEIET Index	3,363,579	1-Month USD-LIBOR plus a specified spread	03/09/2017	318,699	0	(71)	0	(71)
	Receive	RALVEIET Index	4,599,975	1-Month USD-LIBOR plus a specified spread	07/31/2017	430,852	0	4,815	4,815	0
	Receive	RALVEIET Index	4,599,974	1-Month USD-LIBOR plus a specified spread	08/10/2017	450,317	0	(14,393)	0	(14,393)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	10/26/2017	274,148	0	833	833	0

							$0	$64,488	$78,952	$(14,464)

Total Swap Agreements							$375	$67,978	$83,183	$(14,830)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $12,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,811	$0	$1,811
Corporate Bonds & Notes
Banking & Finance	0	339,315	4,995	344,310
Industrials	0	49,740	0	49,740
Utilities	0	44,519	0	44,519
Municipal Bonds & Notes
Illinois	0	2,971	0	2,971
New York	0	1,327	0	1,327
Ohio	0	993	0	993
West Virginia	0	5,674	0	5,674
U.S. Government Agencies	0	577,058	0	577,058
U.S. Treasury Obligations	0	1,105,714	0	1,105,714
Non-Agency Mortgage-Backed Securities	0	210,588	0	210,588
Asset-Backed Securities	0	421,972	3,400	425,372
Sovereign Issues	0	253,178	0	253,178
Short-Term Instruments
Certificates of Deposit	0	100,461	0	100,461
Commercial Paper	0	47,126	0	47,126
Repurchase Agreements	0	690	0	690
Short-Term Notes	0	700	0	700
Japan Treasury Bills	0	415,401	0	415,401
U.S. Treasury Bills	0	15,404	0	15,404
	$0	$3,594,642	$8,395	$3,603,037

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,802	$0	$0	$15,802

Total Investments	$15,802	$3,594,642	$8,395	$3,618,839

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(6,926)	0	(6,926)
U.S. Treasury Obligations	0	(9,541)	0	(9,541)
	$0	$(16,467)	$0	$(16,467)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,572	1,725	0	5,297
Over the counter	0	196,390	0	196,390
	$3,572	$198,115	$0	$201,687

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,622)	(8,076)	0	(9,698)
Over the counter	0	(54,948)	0	(54,948)

	$(1,622)	$(63,024)	$0	$(64,646)

Total Financial Derivative Instruments	$1,950	$135,091	$0	$137,041

Totals	$17,752	$3,713,266	$8,395	$3,739,413

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$337	$342

Total Bank Loan Obligations (Cost $333)			342

CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 8.9%
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	1,000	1,064
Banco Santander Chile
1.776% due 04/11/2017		$700	699
Bank of America Corp.
1.540% due 08/25/2017		100	100
2.650% due 04/01/2019		100	101
Barclays PLC
3.200% due 08/10/2021		1,200	1,187
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,376
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		200	201
BPCE S.A.
1.623% due 06/17/2017		900	901
5.700% due 10/22/2023		400	422
BRFkredit A/S
4.000% due 01/01/2018	DKK	1,900	281
Caixa Economica Federal
2.375% due 11/06/2017		$100	99
Credit Agricole S.A.
1.498% due 06/12/2017		2,000	2,002
7.875% due 01/23/2024 (f)		200	203
Deutsche Bank AG
4.250% due 10/14/2021		1,000	1,004
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	200	227
General Motors Financial Co., Inc.
2.268% due 10/04/2019		$1,000	1,005
Goldman Sachs Group, Inc.
2.042% due 04/23/2020		1,300	1,313
2.241% due 11/15/2021		300	302
HBOS PLC
6.750% due 05/21/2018		100	106
HSBC Holdings PLC
2.498% due 01/05/2022		300	306
HSBC USA, Inc.
1.651% due 08/07/2018		500	500
International Lease Finance Corp.
7.125% due 09/01/2018		500	540
JPMorgan Chase & Co.
1.432% due 04/25/2018		1,100	1,103
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	332	430
Morgan Stanley
2.162% due 04/25/2018		$200	202
3.875% due 04/29/2024		600	616
5.950% due 12/28/2017		400	416
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	1,600	230
Realkredit Danmark A/S
1.000% due 01/01/2018		4,500	647
1.000% due 04/01/2018		2,500	360
2.000% due 04/01/2017		2,000	285
2.000% due 04/01/2018		1,000	146
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$400	380
Swedbank Hypotek AB
1.375% due 03/28/2018		500	498
UBS AG
1.697% due 03/26/2018		2,100	2,107
7.250% due 02/22/2022		400	403

Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	100	105

			21,867

INDUSTRIALS 3.8%
AbbVie, Inc.
2.500% due 05/14/2020		$200	200
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
2.208% due 03/12/2020		200	204
4.750% due 03/15/2045		600	590
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		500	508
Charter Communications Operating LLC
4.464% due 07/23/2022		300	314
4.908% due 07/23/2025		400	422
6.384% due 10/23/2035		100	114
6.484% due 10/23/2045		100	116
6.834% due 10/23/2055		100	117
CNPC General Capital Ltd.
1.802% due 05/14/2017		200	200
2.750% due 05/14/2019		700	706
CVS Health Corp.
3.500% due 07/20/2022		200	206
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,985
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$100	100
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	105
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017		400	400
Roche Holdings, Inc.
1.338% due 09/30/2019		1,600	1,602
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		190	188
2.400% due 09/23/2021		160	155
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		318	297

			9,231

UTILITIES 1.8%
AT&T, Inc.
1.928% due 06/30/2020		500	503
3.000% due 06/30/2022		600	589
4.500% due 05/15/2035		100	97
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		75	34
Petrobras Global Finance BV
3.750% due 01/14/2021	EUR	500	528
4.375% due 05/20/2023		$200	175
8.375% due 05/23/2021		500	540
Spire, Inc.
1.656% due 08/15/2017		1,000	1,000
Sprint Communications, Inc.
8.375% due 08/15/2017		400	416
SSE PLC
5.625% due 10/01/2017 (f)	EUR	500	545

			4,427

Total Corporate Bonds & Notes (Cost $36,381)			35,525

U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
0.816% due 07/25/2037		$21	20
Fannie Mae, TBA
3.000% due 02/01/2047		17,600	17,446
3.500% due 01/01/2032 - 02/01/2047		26,400	27,153
Freddie Mac
1.104% due 11/15/2043		494	493
Ginnie Mae, TBA
4.000% due 01/01/2047		2,000	2,123

Total U.S. Government Agencies (Cost $46,992)			47,235

U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Bonds
3.000% due 11/15/2044		1,200	1,183
3.125% due 08/15/2044		6,800	6,869

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		9,775	9,807
0.125% due 01/15/2023 (j)		3,770	3,745
0.125% due 07/15/2024		6,617	6,505
0.375% due 07/15/2023		2,597	2,622
0.625% due 01/15/2026		610	616
2.375% due 01/15/2025		1,154	1,326
2.500% due 01/15/2029		1,013	1,223
U.S. Treasury Notes
1.500% due 08/15/2026		500	459
1.875% due 11/30/2021		8,800	8,768
2.000% due 02/15/2025 (j)(l)		4,000	3,888
2.000% due 08/15/2025		4,900	4,741
2.000% due 11/15/2026		1,300	1,249

Total U.S. Treasury Obligations (Cost $53,139)			53,001

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%
Banc of America Funding Trust
3.211% due 01/20/2047 ^		1,428	1,211
BCAP LLC Trust
0.966% due 05/25/2047		317	257
5.250% due 04/26/2037		719	645
Bear Stearns Adjustable Rate Mortgage Trust
3.113% due 08/25/2035		852	731
3.132% due 01/25/2034		77	73
3.326% due 02/25/2034		303	303
Bear Stearns ALT-A Trust
3.130% due 11/25/2036		485	381
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		2,164	1,706
Berica Residential MBS SRL
0.066% due 03/31/2048	EUR	142	149
Citigroup Commercial Mortgage Trust
2.133% due 09/10/2045 (a)		$933	59
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		33	35
Claris Finance SRL
0.137% due 10/31/2060	EUR	428	449
Countrywide Alternative Loan Trust
0.966% due 07/25/2046		$568	479
0.976% due 08/25/2047		1,998	1,894
1.036% due 12/25/2035		32	28
1.156% due 08/25/2035		803	534
1.256% due 12/25/2035 ^		139	91
6.000% due 01/25/2037 ^		620	517
Countrywide Home Loan Mortgage Pass-Through Trust
3.062% due 10/20/2035		280	245
3.064% due 02/20/2036		815	631
3.105% due 11/25/2034		24	24
3.306% due 02/20/2036 ^		474	420
3.332% due 10/19/2032		17	14
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		79	79
Credit Suisse First Boston Mortgage Securities Corp.
1.406% due 11/25/2031		53	45
Deco UK PLC
0.565% due 01/27/2020	GBP	659	809
Eurohome UK Mortgages PLC
0.523% due 06/15/2044		331	382
Hyatt Hotel Portfolio Trust
1.954% due 11/15/2029		$5,400	5,421
IndyMac Mortgage Loan Trust
3.037% due 05/25/2036 ^		152	130
3.321% due 06/25/2035 ^		336	294
JPMorgan Mortgage Trust
3.131% due 08/25/2036 ^		37	34
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030		11	11
Merrill Lynch Alternative Note Asset Trust
0.956% due 03/25/2037		3,768	1,622
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		4	4
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		693	643
Newgate Funding PLC
0.545% due 12/01/2050	GBP	900	1,003
Puma SE
2.410% due 10/18/2045	AUD	302	217
2.515% due 05/13/2045		306	220
RMAC PLC
0.000% due 06/12/2037	EUR	1,680	1,663
RMAC Securities PLC
0.526% due 06/12/2044	GBP	733	834

Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035		$30	28
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		37	33
WaMu Mortgage Pass-Through Certificates Trust
1.567% due 02/25/2046		60	55
Wells Fargo Commercial Mortgage Trust
1.568% due 02/15/2027		300	301
Wells Fargo Mortgage-Backed Securities Trust
2.925% due 03/25/2035		500	501

Total Non-Agency Mortgage-Backed Securities (Cost $27,422)			25,205

ASSET-BACKED SECURITIES 12.9%
ACE Securities Corp. Home Equity Loan Trust
1.376% due 02/25/2036 ^		559	481
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.671% due 01/25/2035		1,110	972
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		825	785
Bear Stearns Asset-Backed Securities Trust
1.206% due 08/25/2036		300	267
1.979% due 01/25/2035		17	14
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		317	219
0.916% due 12/25/2036		201	125
COA Summit CLO Ltd.
2.231% due 04/20/2023		114	114
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^		2,471	2,444
0.896% due 05/25/2035		1,292	1,079
0.896% due 08/25/2037		508	396
0.896% due 06/25/2047 ^		781	567
1.006% due 06/25/2047		300	228
1.116% due 02/25/2036		94	93
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		1,270	1,271
Franklin CLO Ltd.
1.117% due 08/09/2019		1,606	1,602
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		1,155	1,156
Gallatin CLO Ltd.
2.150% due 07/15/2023		121	121
GSAMP Trust
0.896% due 06/25/2036		607	544
0.906% due 09/25/2036		1,479	683
2.406% due 10/25/2034		146	138
HSI Asset Securitization Corp. Trust
0.866% due 12/25/2036		1,800	756
JPMorgan Mortgage Acquisition Corp.
1.461% due 09/25/2035		239	183
Jubilee CDO BV
0.099% due 09/20/2022	EUR	286	301
LCM LP
1.581% due 04/15/2022		$191	192
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		300	300
Long Beach Mortgage Loan Trust
1.316% due 09/25/2034		312	291
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		300	300
MASTR Asset-Backed Securities Trust
0.996% due 08/25/2036		1,063	560
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2036		39	21
0.886% due 10/25/2036		145	116
1.556% due 07/25/2037		23	24
Navient Private Education Loan Trust
1.404% due 09/16/2024		311	311
OHA Loan Funding Ltd.
2.261% due 01/23/2027		900	900
OneMain Financial Issuance Trust
2.470% due 09/18/2024		425	426
Option One Mortgage Loan Trust
0.976% due 01/25/2037		166	98
Panther CDO BV
0.067% due 03/20/2084	EUR	363	381
Popular ABS Mortgage Pass-Through Trust
1.006% due 06/25/2047 ^		$887	848
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,615	1,477
Residential Asset Mortgage Products Trust
1.096% due 03/25/2036		2,700	2,201
2.406% due 11/25/2034		267	258

Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		318	298
0.926% due 11/25/2036		842	747
Soundview Home Loan Trust
0.916% due 11/25/2036		159	147
Specialty Underwriting & Residential Finance Trust
1.731% due 12/25/2035		581	528
SpringCastle America Funding LLC
3.050% due 04/25/2029		941	947
Structured Asset Investment Loan Trust
1.731% due 09/25/2034		2,065	1,836
Structured Asset Securities Corp. Mortgage Loan Trust
0.936% due 05/25/2047		2,500	2,117
WaMu Asset-Backed Certificates Trust
0.906% due 01/25/2037		2,161	1,605

Total Asset-Backed Securities (Cost $31,572)			31,468

SOVEREIGN ISSUES 3.9%
Brazil Government International Bond
5.625% due 02/21/2047		400	352
Export-Import Bank of Korea
1.631% due 01/17/2017		2,000	2,000
Japan Government International Bond
0.100% due 12/15/2018	JPY	670,000	5,766
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	899
Saudi Government International Bond
2.375% due 10/26/2021		300	292
4.500% due 10/26/2046		200	192

Total Sovereign Issues (Cost $9,685)			9,501

SHORT-TERM INSTRUMENTS 17.3%
CERTIFICATES OF DEPOSIT 2.6%
Barclays Bank PLC
1.745% due 11/06/2017		1,000	1,001
Credit Suisse AG
1.753% due 09/12/2017		800	801
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		300	301
Natixis S.A.
1.688% due 09/25/2017		1,300	1,304
Norinchukin Bank
1.589% due 10/12/2017		1,400	1,403
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		400	401
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		300	300
1.723% due 09/18/2017		900	902

			6,413

COMMERCIAL PAPER 2.4%
Autonation, Inc.
1.320% due 01/03/2017		700	700
1.320% due 01/04/2017		500	500
1.370% due 01/04/2017		500	500
Comcast Corp.
1.066% due 01/24/2017		600	599
1.076% due 01/27/2017		500	499
Energy Transfer Partners LP
1.624% due 01/12/2017		400	400
Engie
1.638% due 10/04/2017		300	297
Enterprise Products Operating LLC
1.106% due 01/23/2017		250	250
Harris Corp.
1.319% due 01/06/2017		1,700	1,700
Mondelez International, Inc.
1.076% due 01/24/2017		250	250
Volvo Group Treasury N.A.
1.065% due 01/12/2017		250	250

			5,945

REPURCHASE AGREEMENTS (g) 0.2%			473

SHORT-TERM NOTES 0.1%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	200

JAPAN TREASURY BILLS 11.6%
(0.307)% due 01/10/2017 - 03/27/2017 (c)(d)	JPY	3,320,000	28,412

U.S. TREASURY BILLS 0.4%
0.471% due 02/23/2017 - 03/09/2017 (c)(d)(i)(l)		$837	836

Total Short-Term Instruments (Cost $45,670)			42,279

Total Investments in Securities (Cost $251,194)			244,556

	SHARES
INVESTMENTS IN AFFILIATES 17.9%
SHORT-TERM INSTRUMENTS 17.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.9%
PIMCO Short-Term Floating NAV Portfolio III		4,424,152	43,733

Total Short-Term Instruments (Cost $43,714)			43,733

Total Investments in Affiliates (Cost $43,714)			43,733

Total Investments 117.9% (Cost $294,908)			$288,289
Financial Derivative Instruments (h)(k) 4.9% (Cost or Premiums, net $2,378)			11,977
Other Assets and Liabilities, net (22.8)%			(55,785)

Net Assets 100.0%			$244,481

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$473	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(484)	$473	$473

Total Repurchase Agreements						$(484)	$473	$473

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(4,187) at a weighted average interest rate of 0.622%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.125%	09/30/2021	$700	$(672)	$(677)

Total Short Sales				$(672)	$(677)

(3)	Payable for short sales includes $2 of accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	368	$91	$101

Total Purchased Options				$91	$101

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	65	$(26)	$(32)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	368	$(118)	$(132)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	368	(45)	(37)

				$(163)	$(169)

Total Written Options				$(189)	$(201)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	52	$(37)	$14	$(18)
E-mini S&P 500 Index March Futures	Long	03/2017	35	(20)	0	(16)
Euro-Bobl March Futures	Long	03/2017	57	39	1	(5)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	78	209	45	(37)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	55	(118)	26	(27)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	132	(29)	8	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	81	20	0	(13)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	444	(182)	153	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	57	35	43	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	38	(56)	37	0
United Kingdom Long Gilt March Futures	Long	03/2017	20	52	20	(1)

Total Futures Contracts				$(87)	$347	$(117)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	100	$1	$0	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$3,300	$(4)	$(4)	$0	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		59,600	(369)	(192)	0	(9)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		18,100	115	(102)	14	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		10,700	238	73	0	(12)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		18,100	19	20	0	(27)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		2,900	19	80	0	(5)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		19,500	(71)	(46)	16	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		11,400	302	318	0	(24)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		8,900	(94)	(65)	0	(27)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,400	29	53	0	(7)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		500	0	6	0	(2)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		13,700	35	47	0	(20)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		15,500	843	621	0	(52)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		2,700	53	53	0	(3)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		6,000	162	316	0	(51)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		5,900	449	610	0	(49)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		9,400	775	1,540	0	(79)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		3,200	292	316	0	(28)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	3,600	(275)	(252)	0	(16)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		2,300	137	86	0	(17)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		800	(79)	(66)	0	(14)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	210,000	164	96	0	(24)
Pay	28-Day MXN-TIIE	6.075	09/21/2021	MXN	34,700	(104)	(104)	4	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		53,300	(207)	(275)	8	0
Receive	28-Day MXN-TIIE	6.062	02/09/2026		16,900	101	101	0	(5)

						$2,530	$3,230	$42	$(471)

Total Swap Agreements						$2,531	$3,230	$42	$(471)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $240 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $1,387 and cash of $3,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	936		$285	$0	$(2)
	01/2017	JPY	260,000		2,577	352	0
	01/2017		$287	BRL	936	0	0
	01/2017		5,899	EUR	5,673	73	0
	02/2017	EUR	5,673		$5,908	0	(72)
	04/2017	DKK	2,040		310	19	0
BPS	01/2017	EUR	5,937		6,297	46	0
	01/2017	GBP	2,846		3,559	51	0
	01/2017	JPY	80,000		775	89	0
	02/2017		220,000		2,101	215	0
	02/2017		$1,672	CNH	11,409	0	(54)
	03/2017	JPY	130,000		$1,133	16	0
	12/2018		250,000		2,278	43	0
BRC	02/2017		$1,236	RUB	79,153	39	0
	03/2017	JPY	10,000		$85	0	(1)
CBK	01/2017		960,000		9,302	1,079	0
	01/2017		$2,323	AUD	3,221	2	0
	01/2017		286	EUR	273	2	0
	02/2017	JPY	750,000		$7,158	729	0
	03/2017		140,000		1,217	16	(1)
	12/2018		420,000		3,831	76	0
DUB	01/2017	BRL	2,180		517	0	(153)
	01/2017		$669	BRL	2,180	1	0
	02/2017		517	MXN	9,922	0	(41)
FBF	01/2017	BRL	2,882		$884	0	(1)
	01/2017		$878	BRL	2,882	8	0
GLM	01/2017	AUD	3,155		$2,358	81	0
	01/2017	BRL	2,180		669	0	(1)
	01/2017		$531	BRL	2,180	139	0
	01/2017		117	EUR	110	0	(2)
	02/2017	CAD	3,126		$2,384	55	0
	02/2017	DKK	6,105		860	0	(6)
	02/2017	MXN	2,859		134	0	(3)
	02/2017	RUB	158,857		2,581	22	0
	02/2017		$2,345	CAD	3,160	10	0
	02/2017		1,606	RUB	101,091	23	0
HUS	01/2017	DKK	2,065		$289	0	(3)
	02/2017	CNH	1,664		245	10	0
	01/2021	BRL	1,010		156	0	(78)
IND	01/2017		$3,484	GBP	2,846	23	0
	02/2017	GBP	2,846		$3,487	0	(24)
JPM	01/2017	AUD	645		476	11	0
	01/2017	BRL	1,947		593	0	(5)
	01/2017	DKK	3,600		532	22	0
	01/2017	JPY	770,000		7,474	880	0
	01/2017		$597	BRL	1,947	1	0
	01/2017		1,516	CNH	10,378	0	(29)
	02/2017	RUB	195,716		$2,953	0	(200)
	02/2017	ZAR	3,914		284	0	0
MSB	02/2017	CNH	34,582		5,077	183	0
	02/2017		$862	MXN	17,699	0	(13)
SCX	01/2017	CNH	10,378		$1,489	2	0
	02/2017		112,037		16,181	295	0
	02/2017		$14,990	CNH	101,254	0	(636)
UAG	01/2017	KRW	179,405		$150	2	0
	01/2017		$158	KRW	179,405	0	(10)
	02/2017		599	CNH	3,973	0	(36)
	03/2017		151	KRW	179,405	0	(2)

Total Forward Foreign Currency Contracts						$4,615	$(1,373)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$5,200	$97	$81
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		100	4	15
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	1,900	74	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$2,400	101	433

							$276	$529

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$600	$58	$23
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		600	59	82
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		1,200	111	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,200	122	164
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		2,400	275	145
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		2,400	275	369
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	1,700	45	65
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$6,100	310	420
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200	32	50
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$15,200	52	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500	176	241
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		18,100	65	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800	48	73
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$104,400	49	74
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		15,800	90	64
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		1,200	120	48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		1,200	120	169
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		2,200	218	97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		2,200	218	298
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		4,400	507	290
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		4,400	507	655
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		30,700	18	22

								$3,475	$3,396

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$67,400	$57	$51
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	53,600	6	1

						$63	$52

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$68.000	02/06/2017	$21,000	$1	$0

Total Purchased Options					$3,815	$3,977

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$5,200	$(53)	$(43)
	Call - OTC USD versus JPY		125.000	03/29/2017		5,200	(28)	(22)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		100	(4)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	1,193	(46)	0
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,193	(42)	(24)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$2,374	(24)	(31)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,072	(57)	(3)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	1,900	(61)	0
	Put - OTC EUR versus MXN		18.900	03/21/2017		1,774	(72)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,774	(58)	(36)
	Put - OTC EUR versus USD	$	1.028	01/17/2017		2,400	(12)	(5)
	Call - OTC EUR versus USD		1.055	01/17/2017		2,400	(18)	(23)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$2,400	(104)	0

							$(579)	$(188)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$30,700	$(319)	$(568)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(353)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	700	(12)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,500	(40)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,300	(22)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,500	(42)	0
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	46,400	(49)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(61)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	11,800	(18)	(18)

							$(789)	$(1,069)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$134,800	$(58)	$(56)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	53,600	0	0

						$(58)	$(56)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$138	$0	$4

Total Written Options					$(1,426)	$(1,309)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$65	$42	$107	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	65	43	108	0

					$130	$85	$215	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	590,000	$0	$24	$24	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		890,000	0	36	36	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		1,190,000	0	48	48	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	9,300	(42)	67	25	0
	Receive	CPTFEMU	0.992	03/30/2020		7,500	(1)	(42)	0	(43)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	1,191,000	0	48	48	0

							$(43)	$181	$181	$(43)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	1,059,846	1-Month USD-LIBOR plus a specified spread	11/29/2017	$138,073	$0	$5,423	$5,423	$0
CBK	Receive	RALVEIUT Index	539,552	1-Month USD-LIBOR plus a specified spread	07/13/2017	73,131	0	(74)	0	(74)
	Receive	RALVEIUT Index	138,579	1-Month USD-LIBOR plus a specified spread	10/12/2017	18,197	0	560	560	0
DUB	Receive	RALVEIUT Index	37,436	1-Month USD-LIBOR plus a specified spread	10/26/2017	4,964	0	104	104	0

							$0	$6,013	$6,087	$(74)

Total Swap Agreements							$87	$6,279	$6,483	$(117)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $462 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$342	$0	$342
Corporate Bonds & Notes
Banking & Finance	0	21,867	0	21,867
Industrials	0	9,231	0	9,231
Utilities	0	4,427	0	4,427
U.S. Government Agencies	0	47,235	0	47,235
U.S. Treasury Obligations	0	53,001	0	53,001
Non-Agency Mortgage-Backed Securities	0	25,205	0	25,205
Asset-Backed Securities	0	31,168	300	31,468
Sovereign Issues	0	9,501	0	9,501
Short-Term Instruments
Certificates of Deposit	0	6,413	0	6,413
Commercial Paper	0	5,945	0	5,945
Repurchase Agreements	0	473	0	473
Short-Term Notes	0	200	0	200
Japan Treasury Bills	0	28,412	0	28,412
U.S. Treasury Bills	0	836	0	836
	$0	$244,256	$300	$244,556

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,733	$0	$0	$43,733

Total Investments	$43,733	$244,256	$300	$288,289

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(677)	$0	$(677)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	347	143	0	490
Over the counter	0	15,075	0	15,075
	$347	$15,218	$0	$15,565

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(149)	(640)	0	(789)
Over the counter	0	(2,799)	0	(2,799)

	$(149)	$(3,439)	$0	$(3,588)

Total Financial Derivative Instruments	$198	$11,779	$0	$11,977

Totals	$43,931	$255,358	$300	$299,589

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.3%
BANK LOAN OBLIGATIONS 0.7%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$909	$923
Charter Communications Operating LLC
3.500% due 01/15/2024		1,390	1,398
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		1,500	1,512
Las Vegas Sands LLC
3.020% due 12/19/2020		7,642	7,698

Total Bank Loan Obligations (Cost $11,415)			11,531

CORPORATE BONDS & NOTES 15.8%
BANKING & FINANCE 11.5%
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		5,000	4,995
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		5,200	5,435
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	1,000	1,064
Bank of America Corp.
1.868% due 04/01/2019		$3,200	3,216
2.650% due 04/01/2019		4,500	4,548
5.650% due 05/01/2018		2,200	2,306
6.000% due 09/01/2017		3,100	3,190
Barclays PLC
3.200% due 08/10/2021		5,900	5,837
6.500% due 09/15/2019 (f)	EUR	800	820
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$600	604
BPCE S.A.
1.623% due 06/17/2017		14,800	14,819
BRFkredit A/S
4.000% due 01/01/2018	DKK	11,600	1,714
Credit Agricole S.A.
1.498% due 06/12/2017		$11,700	11,715
6.500% due 06/23/2021 (f)	EUR	1,400	1,526
7.875% due 01/23/2024 (f)		$200	203
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	605
Deutsche Bank AG
4.250% due 10/14/2021		5,800	5,823
Dexia Credit Local S.A.
1.375% due 09/18/2019	EUR	100	110
2.000% due 01/22/2021		100	114
2.250% due 01/30/2019		$500	502
Eksportfinans ASA
5.500% due 06/26/2017		600	609
EUROFIMA
6.250% due 12/28/2018	AUD	100	77
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,808
3.000% due 06/12/2017		3,200	3,219
General Motors Financial Co., Inc.
2.268% due 10/04/2019		7,000	7,034
Goldman Sachs Group, Inc.
2.042% due 04/23/2020		3,000	3,030
2.241% due 11/15/2021		1,900	1,911
HBOS PLC
6.750% due 05/21/2018		3,700	3,910
HSBC Holdings PLC
2.498% due 01/05/2022		1,700	1,733
3.400% due 03/08/2021		800	813
4.300% due 03/08/2026		800	829
HSBC USA, Inc.
1.651% due 08/07/2018		1,300	1,299
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,080
JPMorgan Chase & Co.
1.432% due 04/25/2018		23,300	23,370
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	459
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,512

Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,100	2,717
Morgan Stanley
2.162% due 04/25/2018		$700	707
5.500% due 01/26/2020		3,500	3,795
5.950% due 12/28/2017		1,000	1,041
6.625% due 04/01/2018		2,500	2,644
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	9,100	1,308
Realkredit Danmark A/S
1.000% due 01/01/2018		58,000	8,336
1.000% due 04/01/2018		6,100	878
2.000% due 04/01/2017		10,000	1,424
2.000% due 04/01/2018		6,100	889
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$500	475
8.000% due 08/10/2025 (f)		400	384
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,626
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,080
UBS AG
1.697% due 03/26/2018		9,800	9,834
5.875% due 12/20/2017		3,000	3,123
7.625% due 08/17/2022		3,800	4,318
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	900	946
Vonovia Finance BV
3.200% due 10/02/2017		$100	101

			179,465

INDUSTRIALS 2.8%
AbbVie, Inc.
2.500% due 05/14/2020		400	400
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		400	396
4.500% due 05/14/2035		200	197
4.700% due 05/14/2045		200	197
Actavis Funding SCS
2.208% due 03/12/2020		1,200	1,224
4.550% due 03/15/2035		1,200	1,190
Charter Communications Operating LLC
4.464% due 07/23/2022		600	627
4.908% due 07/23/2025		1,100	1,160
6.384% due 10/23/2035		200	229
6.484% due 10/23/2045		500	579
6.834% due 10/23/2055		100	117
CNPC General Capital Ltd.
1.802% due 05/14/2017		3,500	3,502
2.750% due 05/14/2019		1,200	1,210
CVS Health Corp.
3.500% due 07/20/2022		100	103
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,400	9,821
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017		$1,200	1,201
1.950% due 09/12/2017		5,900	5,917
QUALCOMM, Inc.
4.800% due 05/20/2045		600	641
Roche Holdings, Inc.
1.338% due 09/30/2019		3,500	3,504
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		980	968
2.400% due 09/23/2021		850	821
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,399	2,678
WestRock RKT Co.
4.900% due 03/01/2022		4,100	4,451
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,021

			44,254

UTILITIES 1.5%
AT&T, Inc.
1.928% due 06/30/2020		900	905
4.500% due 05/15/2035		200	193
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,700	1,235
Orange S.A.
8.000% due 12/20/2017	GBP	100	132
Petrobras Global Finance BV
3.873% due 03/17/2020		$400	392
4.375% due 05/20/2023		100	88
5.375% due 01/27/2021		200	196
8.375% due 05/23/2021		3,800	4,104

Spire, Inc.
1.656% due 08/15/2017	1,200	1,200
Sprint Communications, Inc.
8.375% due 08/15/2017	4,845	5,033
Verizon Communications, Inc.
2.709% due 09/14/2018	10,300	10,533

		24,011

Total Corporate Bonds & Notes (Cost $251,671)		247,730

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	600	623
7.750% due 01/01/2042	1,000	1,016

		1,639

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
1.317% due 10/02/2028	1,308	1,290

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,760	3,402

Total Municipal Bonds & Notes (Cost $6,085)		6,331

U.S. GOVERNMENT AGENCIES 20.4%
Fannie Mae
0.816% due 07/25/2037	1,029	1,006
3.500% due 04/01/2029	112	117
5.480% due 07/01/2018	100	101
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	111,300	110,407
3.500% due 01/01/2032 - 01/01/2047	174,000	179,136
Freddie Mac
1.104% due 11/15/2043	21,952	21,891
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045	2,914	3,033
Ginnie Mae, TBA
4.000% due 01/01/2047	4,000	4,245

Total U.S. Government Agencies (Cost $319,036)		319,936

U.S. TREASURY OBLIGATIONS 29.9%
U.S. Treasury Bonds
2.500% due 02/15/2045	8,340	7,413
2.875% due 08/15/2045	500	480
3.000% due 11/15/2044	2,250	2,218
3.000% due 05/15/2045	3,550	3,495
3.125% due 08/15/2044	15,400	15,556
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (l)	69,689	69,914
0.125% due 01/15/2023 (l)	16,650	16,539
0.125% due 07/15/2024 (l)	1,425	1,401
0.250% due 01/15/2025 (l)	18,049	17,759
0.625% due 01/15/2026	2,238	2,259
0.750% due 02/15/2045	1,129	1,064
1.750% due 01/15/2028	32,999	36,873
2.375% due 01/15/2025	3,847	4,420
2.500% due 01/15/2029	1,576	1,903
U.S. Treasury Notes
1.375% due 09/30/2020 (l)	49,100	48,515
1.375% due 10/31/2020 (k)(l)(n)	2,000	1,974
1.500% due 08/15/2026 (i)	11,900	10,928
1.625% due 05/15/2026	3,200	2,980
1.875% due 11/30/2021 (i)(k)(l)(n)	2,700	2,690
1.875% due 10/31/2022	20,400	20,110
2.000% due 11/30/2020 (l)(n)	8,100	8,179
2.000% due 07/31/2022	29,300	29,165
2.000% due 08/15/2025 (n)	3,200	3,096
2.000% due 11/15/2026	24,100	23,154
2.125% due 08/31/2020 (l)(n)	15,000	15,234
2.125% due 08/15/2021	39,800	40,147
2.125% due 11/30/2023	4,500	4,465
2.125% due 05/15/2025	38,700	37,892
2.250% due 11/15/2024	15,700	15,586
2.250% due 11/15/2025	23,300	22,972
2.500% due 05/15/2024 (k)(n)	500	507

Total U.S. Treasury Obligations (Cost $473,443)		468,888

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
BCAP LLC Trust
0.966% due 05/25/2047		316	257
5.250% due 04/26/2037		2,158	1,935
Bear Stearns Adjustable Rate Mortgage Trust
3.326% due 02/25/2034		303	303
Bear Stearns ALT-A Trust
3.172% due 01/25/2036		413	382
Berica ABS SRL
0.019% due 12/31/2055	EUR	5,240	5,499
Citigroup Commercial Mortgage Trust
2.133% due 09/10/2045 (a)		$20,534	1,300
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		88	89
Claris Finance SRL
0.137% due 10/31/2060	EUR	7,982	8,375
Countrywide Alternative Loan Trust
1.156% due 08/25/2035		$1,766	1,174
2.617% due 10/20/2035		2,043	1,426
6.000% due 06/25/2047		5,509	4,814
Countrywide Home Loan Mortgage Pass-Through Trust
3.064% due 02/20/2036		1,956	1,513
Downey Savings & Loan Association Mortgage Loan Trust
2.776% due 07/19/2044		37	37
GP Portfolio Trust
1.654% due 02/15/2027		73	73
HarborView Mortgage Loan Trust
0.886% due 01/25/2047		526	435
3.274% due 07/19/2035 ^		662	593
HomeBanc Mortgage Trust
1.026% due 10/25/2035		372	360
IndyMac Mortgage Loan Trust
0.996% due 04/25/2035		1,722	1,506
Maxis Loans Securitisation
3.365% due 09/12/2041	AUD	18	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030		$109	104
Merrill Lynch Alternative Note Asset Trust
0.866% due 03/25/2037		18,255	7,771
0.956% due 03/25/2037		17,956	9,124
Merrill Lynch Mortgage Investors Trust
2.748% due 04/25/2035		948	923
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^		351	298
Prime Mortgage Trust
1.156% due 02/25/2034		45	42
RBSSP Resecuritization Trust
0.832% due 06/27/2036		1,300	1,101
Residential Asset Securitization Trust
5.500% due 08/25/2034		647	659
RMAC PLC
0.000% due 06/12/2037	EUR	1,680	1,663
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049		$461	465
Structured Adjustable Rate Mortgage Loan Trust
3.058% due 04/25/2035		91	86
Structured Asset Mortgage Investments Trust
0.966% due 04/25/2036		121	97
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		3,579	3,215
WaMu Mortgage Pass-Through Certificates Trust
1.066% due 01/25/2045		155	150
1.317% due 06/25/2047		2,791	2,472
2.609% due 06/25/2037 ^		3,106	2,826
Washington Mutual Mortgage Pass-Through Certificates Trust
2.746% due 02/25/2033		2	2
Wells Fargo Commercial Mortgage Trust
1.568% due 02/15/2027		14,900	14,931
Wells Fargo Mortgage-Backed Securities Trust
3.200% due 04/25/2036		373	342
5.750% due 05/25/2036 ^		725	728

Total Non-Agency Mortgage-Backed Securities (Cost $84,900)			77,083

ASSET-BACKED SECURITIES 13.4%
ACE Securities Corp. Home Equity Loan Trust
1.656% due 08/25/2035		1,800	1,526
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.671% due 01/25/2035		2,616	2,291
Argent Securities Trust
0.946% due 03/25/2036		3,321	2,474

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.136% due 02/25/2036		1,864	1,323
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		1,775	1,771
Bear Stearns Asset-Backed Securities Trust
0.866% due 02/25/2037		1,261	1,207
1.706% due 10/25/2037		3,729	3,113
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	33	34
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		$4,372	4,377
CIFC Funding Ltd.
2.292% due 12/05/2024		9,000	9,010
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036		2,037	1,272
0.992% due 11/25/2046		1,625	1,395
1.016% due 03/25/2037		714	549
COA Summit CLO Ltd.
2.231% due 04/20/2023		114	114
Countrywide Asset-Backed Certificates
0.874% due 01/25/2037		16,600	12,186
0.896% due 05/25/2035		999	834
0.896% due 06/25/2035		2,961	2,283
0.896% due 05/25/2037		6,350	5,462
0.896% due 06/25/2037		4,043	3,335
0.896% due 08/25/2037		1,016	792
0.896% due 06/25/2047 ^		421	305
0.936% due 11/25/2047 ^		6,351	5,309
0.956% due 06/25/2047		1,384	1,067
0.986% due 05/25/2037		6,000	4,029
1.024% due 04/25/2036		7,000	6,230
1.246% due 02/25/2036		6,000	5,326
2.556% due 12/25/2033		1,109	1,075
Countrywide Asset-Backed Certificates Trust
0.844% due 09/25/2046		3,200	2,413
1.556% due 08/25/2047		1,089	1,048
First Franklin Mortgage Loan Trust
1.236% due 12/25/2035		422	410
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		1,905	1,906
Gallatin CLO Ltd.
2.150% due 07/15/2023		1,809	1,809
GSAMP Trust
2.406% due 10/25/2034		329	311
HSI Asset Securitization Corp. Trust
1.086% due 02/25/2036		2,600	2,087
JPMorgan Mortgage Acquisition Trust
0.916% due 05/25/2036		1,032	1,018
1.016% due 05/25/2037		3,200	2,678
LCM LP
1.581% due 04/15/2022		4,173	4,178
2.138% due 10/19/2022		14,500	14,497
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		1,500	1,502
Long Beach Mortgage Loan Trust
0.906% due 05/25/2036		2,549	1,565
0.916% due 08/25/2036		2,521	1,290
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		1,700	1,700
MASTR Asset-Backed Securities Trust
0.996% due 08/25/2036		2,552	1,345
1.216% due 06/25/2035		506	482
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2036		94	51
0.886% due 10/25/2036		363	290
0.986% due 09/25/2036		6,221	3,486
2.556% due 03/25/2034		1,607	1,539
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.906% due 07/25/2036		700	636
NovaStar Mortgage Funding Trust
0.926% due 11/25/2036		4,685	2,318
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		2,388	2,391
OHA Loan Funding Ltd.
2.261% due 01/23/2027		5,000	5,000
OneMain Financial Issuance Trust
2.470% due 09/18/2024		3,826	3,832
Panther CDO BV
0.067% due 03/20/2084	EUR	789	828
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.746% due 09/25/2034		$977	950
Popular ABS Mortgage Pass-Through Trust
1.006% due 06/25/2047 ^		2,040	1,951
1.086% due 07/25/2036		5,600	4,395
Race Point CLO Ltd.
1.637% due 12/15/2022		241	242

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,258	3,535
Residential Asset Mortgage Products Trust
0.804% due 12/25/2035		2,765	2,151
1.096% due 03/25/2036		2,500	2,038
1.346% due 11/25/2035		6,000	3,835
1.484% due 08/25/2034		1,577	1,529
2.406% due 11/25/2034		321	309
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		716	671
0.996% due 11/25/2036		8,400	5,494
1.156% due 02/25/2036		1,000	914
1.176% due 10/25/2035		300	283
Securitized Asset-Backed Receivables LLC Trust
0.846% due 07/25/2036		4,592	2,256
1.006% due 05/25/2036		1,551	945
1.026% due 03/25/2036		547	433
1.716% due 01/25/2036 ^		6,009	3,943
Soundview Home Loan Trust
0.866% due 02/25/2037		311	120
0.916% due 11/25/2036		381	354
Specialty Underwriting & Residential Finance Trust
1.731% due 08/25/2034		896	871
1.731% due 12/25/2035		1,327	1,207
SpringCastle America Funding LLC
3.050% due 04/25/2029		4,801	4,830
Structured Asset Investment Loan Trust
0.886% due 07/25/2036		3,220	2,325
Structured Asset Securities Corp. Mortgage Loan Trust
0.936% due 05/25/2047		12,100	10,248
0.986% due 05/25/2047		3,600	2,903
Structured Asset Securities Corp. Trust
1.216% due 09/25/2035		3,000	2,238
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		5,547	5,541
WaMu Asset-Backed Certificates Trust
0.906% due 01/25/2037		1,389	1,032
Wells Fargo Home Equity Asset-Backed Securities Trust
1.256% due 12/25/2035		3,400	2,894

Total Asset-Backed Securities (Cost $207,673)			209,736

SOVEREIGN ISSUES 6.3%
Brazil Government International Bond
5.625% due 02/21/2047		2,100	1,848
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	7,060	2,169
0.000% due 04/01/2017 (d)		174,625	52,014
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$3,700	3,865
Japan Government International Bond
0.100% due 12/15/2018	JPY	3,980,000	34,249
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	385
Korea Hydro & Nuclear Power Co. Ltd.
1.696% due 05/22/2017		$1,800	1,800
Saudi Government International Bond
2.375% due 10/26/2021		2,000	1,944
4.500% due 10/26/2046		500	480

Total Sovereign Issues (Cost $98,072)			98,754

SHORT-TERM INSTRUMENTS 20.5%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		200	200
Barclays Bank PLC
1.745% due 11/06/2017		5,700	5,705
Credit Suisse AG
1.753% due 09/12/2017		4,200	4,206
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		1,500	1,503
Natixis S.A.
1.688% due 09/25/2017		4,600	4,616
Norinchukin Bank
1.589% due 10/12/2017		7,900	7,919
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		2,100	2,104
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,500	1,502
1.723% due 09/18/2017		4,900	4,909

			32,664

COMMERCIAL PAPER 2.8%
Autonation, Inc.
1.300% due 01/03/2017		6,700	6,699
1.300% due 01/04/2017		2,600	2,600
1.350% due 01/04/2017		3,400	3,399
Comcast Corp.
1.050% due 01/24/2017		3,900	3,898
1.060% due 01/27/2017		2,900	2,898
Credit Suisse NY
1.470% due 07/03/2017		300	298
Energy Transfer Partners LP
1.600% due 01/12/2017		2,500	2,499
Engie
1.590% due 10/04/2017		1,300	1,286
Enterprise Products Operating LLC
1.090% due 01/23/2017		800	799
Harris Corp.
1.300% due 01/06/2017		10,400	10,398
Hitachi Capital America Corp.
1.110% due 01/11/2017		800	800
Mondelez International, Inc.
1.060% due 01/24/2017		1,600	1,599
Natixis NY
1.400% due 07/03/2017		300	298
NiSource Finance Corp.
1.100% due 01/03/2017		3,000	3,000
Sempra Energy Holdings
1.070% due 01/17/2017		1,600	1,599
Standard Chartered Bank
1.430% due 07/03/2017		300	298
Volvo Group Treasury N.A.
1.050% due 01/12/2017		1,600	1,599

			43,967

REPURCHASE AGREEMENTS (h) 5.7%			89,709

JAPAN TREASURY BILLS 9.6%
(0.312)% due 01/10/2017 - 03/27/2017 (c)(d)	JPY	17,470,000	149,507

U.S. TREASURY BILLS 0.3%
0.461% due 02/02/2017 - 03/16/2017 (c)(d)(k)(n)		$4,355	4,352

Total Short-Term Instruments (Cost $337,964)			320,199

Total Investments in Securities (Cost $1,790,259)			1,760,188

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III		18,246,331	180,365

Total Short-Term Instruments (Cost $180,375)			180,365

Total Investments in Affiliates (Cost $180,375)			180,365

Total Investments 123.8% (Cost $1,970,634)			$1,940,553
Financial Derivative Instruments (j)(m) 3.0% (Cost or Premiums, net $11,528)			47,502
Other Assets and Liabilities, net (26.8)%			(420,173)

Net Assets 100.0%			$1,567,882

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,995	0.32%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$4,600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(4,805)	$4,600	$4,600
JPS	0.650	12/27/2016	01/03/2017	84,466	U.S. Treasury Notes 2.375% due 08/15/2024	(85,201)	84,466	84,476
SSB	0.010	12/30/2016	01/03/2017	$643	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(661)	643	643

Total Repurchase Agreements						$(90,667)	$89,709	$89,719

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/30/2016	01/03/2017	$(4,606)	$(4,606)

Total Reverse Repurchase Agreements					$(4,606)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(43,150) at a weighted average interest rate of 0.432%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	02/01/2047	$3,800	$(3,977)	$(3,988)
U.S. Treasury Notes	1.125	09/30/2021	4,300	(4,118)	(4,156)
U.S. Treasury Notes	2.375	08/15/2024	84,150	(86,589)	(85,212)

Total Short Sales				$(94,684)	$(93,356)

(4)	Payable for short sales includes $779 of accrued interest.

(i)	Securities with an aggregate market value of $4,898 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	2,305	$570	$632

Total Purchased Options				$570	$632

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	408	$(162)	$(204)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,305	$(740)	$(828)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,305	(283)	(229)

				$(1,023)	$(1,057)

Total Written Options				$(1,185)	$(1,261)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	24	$11	$16	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	348	(246)	95	(121)
Euro-Bobl March Futures	Long	03/2017	401	375	4	(34)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	427	1,123	247	(202)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	346	(742)	164	(171)
Mini MSCI EAFE Index March Futures	Long	03/2017	36	9	9	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	472	(181)	0	(30)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	415	76	0	(68)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	3,769	(1,562)	1,296	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	363	170	272	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	97	(140)	94	0
United Kingdom Long Gilt March Futures	Long	03/2017	160	401	164	(8)

Total Futures Contracts				$(706)	$2,361	$(634)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	250	$2	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$1,600	$114	$35	$1	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	1,000	64	8	1	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	62,800	975	215	19	0

				$1,153	$258	$21	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$468,700	$(548)	$(612)	$21	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		490,800	(3,043)	(1,600)	0	(78)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		70,300	(693)	(451)	0	(27)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		75,100	1,670	513	0	(84)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		54,300	58	58	0	(81)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		10,300	66	415	0	(18)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		108,300	(396)	(256)	90	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		159,800	4,226	4,831	0	(329)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		21,000	(223)	(154)	0	(63)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,900	35	64	0	(9)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		21,500	(6)	272	0	(67)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		400	3	1	0	(1)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		76,400	197	262	0	(111)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		147,500	8,015	7,461	0	(497)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		9,900	196	196	0	(11)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		24,450	659	1,393	0	(207)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		14,100	1,072	1,458	0	(118)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		58,500	4,825	7,840	0	(492)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		15,600	1,424	1,516	0	(138)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	10,700	(215)	(291)	46	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	38,700	(2,952)	(2,664)	0	(167)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		14,500	866	421	0	(106)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		3,800	(377)	(285)	0	(67)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,330,000	1,040	591	0	(153)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	142,500	(469)	(370)	11	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		900	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		93,700	(363)	(363)	14	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		10,100	(45)	(43)	1	0
Pay *	28-Day MXN-TIIE	7.635	06/09/2025		15,900	(14)	(14)	3	0

						$15,005	$20,186	$186	$(2,824)

Total Swap Agreements						$16,160	$20,444	$207	$(2,824)

*	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $1,530 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $29,916 and cash of $2,119 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	10,100	$	3,023	$0	$(81)
	01/2017	JPY	1,540,000		15,265	2,083	0
	01/2017	$	3,099	BRL	10,100	4	0
	01/2017		23,178	EUR	22,286	285	0
	02/2017	CNH	6,886	$	990	16	0
	02/2017	EUR	22,287		23,210	0	(284)
	04/2017	DKK	10,200		1,548	97	0
BPS	01/2017	BRL	60,433		18,543	0	(25)
	01/2017	EUR	24,028		25,484	188	0
	01/2017	JPY	410,000		3,972	459	0
	01/2017	$	17,991	BRL	60,433	577	0
	01/2017		810	EUR	761	0	(8)
	02/2017	JPY	1,070,000	$	10,219	1,047	0
	02/2017	$	13,833	CNH	94,404	0	(458)
	03/2017	JPY	800,000	$	6,971	100	0
	04/2017	BRL	62,308		18,092	0	(586)
	12/2018	JPY	1,480,000		13,488	256	0
BRC	02/2017	ZAR	2,734		200	2	0
	03/2017	JPY	90,000		768	0	(5)
CBK	01/2017		4,930,000		47,810	5,585	0
	01/2017	$	14,631	AUD	20,291	11	0
	01/2017		1,831	EUR	1,749	10	0
	02/2017	CNH	240,531	$	35,300	1,262	0
	02/2017	JPY	3,710,000		35,408	3,607	0
	03/2017		810,000		7,044	93	(7)
	12/2018		2,500,000		22,805	454	0
DUB	01/2017	BRL	108,826		31,691	0	(1,745)
	01/2017	$	33,115	BRL	108,826	321	0
	02/2017	RUB	583,517	$	9,485	83	0
	02/2017	$	4,100	MXN	78,659	0	(326)
	04/2017	BRL	24,344	$	7,008	0	(289)
FBF	01/2017		18,126		5,561	0	(8)
	01/2017	$	5,521	BRL	18,125	48	0
GLM	01/2017	AUD	18,644	$	13,934	480	0
	01/2017	CAD	22,646		17,262	395	0
	02/2017	DKK	57,380		8,081	0	(57)
	02/2017	MXN	10,058		471	0	(12)
	02/2017	$	694	MXN	14,511	2	0
	02/2017		16,423	RUB	1,040,665	344	0
HUS	01/2017	DKK	12,615	$	1,767	0	(19)
	01/2017	SGD	108		77	3	0
	01/2017	$	1,145	JPY	131,900	0	(16)
	02/2017	CNH	11,855	$	1,704	26	0
	02/2017	$	312	MXN	6,022	0	(23)
	01/2021	BRL	2,330	$	359	0	(180)
JPM	01/2017	AUD	2,186		1,613	36	0
	01/2017	BRL	80,026		23,450	0	(1,138)
	01/2017	DKK	22,710		3,357	141	0
	01/2017	GBP	1,843		2,334	63	0
	01/2017	JPY	4,110,000		39,947	4,750	0
	01/2017	$	24,271	BRL	80,026	317	0
	01/2017		2,008	CNH	13,744	0	(39)
	02/2017	CHF	277	$	283	10	0
	02/2017	CNH	108,248		15,549	201	0
	02/2017	MXN	3,663		176	0	0
	02/2017	RUB	655,396		9,890	0	(670)
	02/2017	$	479	MXN	9,949	0	(2)
	04/2017	BRL	39,285	$	11,474	0	(302)
MSB	01/2017		23,641		7,254	0	(10)
	01/2017	$	7,014	BRL	23,641	250	0
	02/2017	RUB	403,599	$	6,553	50	0
	02/2017	$	332	ILS	1,271	0	(2)
	02/2017		3,982	MXN	81,762	0	(59)
	04/2017	BRL	24,344	$	7,048	0	(249)
SCX	01/2017		11,347		3,482	0	(5)
	01/2017	CNH	13,744		1,972	2	0
	01/2017	HKD	892		115	0	0
	01/2017	$	3,466	BRL	11,347	20	0
	01/2017		14,622	CAD	19,716	63	0
	02/2017	BRL	11,347	$	3,436	0	(22)
	02/2017	CNH	106,582		15,393	281	0
	02/2017	$	23,549	CNH	158,946	0	(1,015)
TOR	01/2017	BRL	23,641	$	7,254	0	(10)
	01/2017	$	6,939	BRL	23,641	325	0
	01/2017		624	TRY	1,957	0	(72)
	04/2017	BRL	24,344	$	6,969	0	(328)
UAG	01/2017	$	115	HKD	892	0	0
	02/2017		2,121	CNH	14,066	0	(127)
	03/2017	HKD	892	$	115	0	0

Total Forward Foreign Currency Contracts						$24,347	$(8,179)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$32,900	$613	$514
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		400	16	60
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	11,300	442	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$8,300	349	1,497

							$1,420	$2,072

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$3,100	$303	$121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		3,100	303	425
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		6,000	554	234
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		6,000	612	822
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		12,200	1,398	738
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		12,200	1,398	1,874
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	10,300	271	395
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$14,400	733	991
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	308
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$85,000	289	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		28,700	1,485	1,974
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		96,900	348	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	453
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$627,100	295	443
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		89,300	507	365
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		6,200	621	250
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		6,200	621	875
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		10,700	1,061	469
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		10,700	1,061	1,447
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		19,050	916	1,288
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		21,200	2,442	1,395
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		21,200	2,442	3,157
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		216,200	125	153

								$18,280	$18,177

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$400,700	$341	$301
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	324,700	32	5

						$373	$306

Total Purchased Options						$20,073	$20,555

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$32,900	$(337)	$(274)
	Call - OTC USD versus JPY		125.000	03/29/2017		32,900	(178)	(138)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		400	(16)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	6,458	(251)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		6,458	(224)	(130)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$14,920	(150)	(192)
	Call - OTC USD versus BRL		6.300	01/11/2018		3,057	(163)	(9)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	11,300	(361)	(2)
	Put - OTC EUR versus MXN		18.900	03/21/2017		9,788	(397)	(4)
	Call - OTC EUR versus MXN		22.650	03/21/2017		9,788	(320)	(196)
	Put - OTC EUR versus USD		$1.028	01/17/2017		14,800	(74)	(31)
	Call - OTC EUR versus USD		1.055	01/17/2017		14,800	(113)	(139)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$8,300	(358)	0

							$(2,942)	$(1,117)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$72,300	$(752)	$(1,336)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	143,900	(1,532)	(2,660)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	4,000	(67)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	13,900	(222)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	6,900	(118)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	13,500	(230)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	278,700	(295)	(412)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	95,200	(1,008)	(1,774)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	19,200	(507)	(347)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	83,100	(126)	(123)

							$(4,857)	$(6,658)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$801,400	$(345)	$(332)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	324,700	0	(1)

						$(345)	$(333)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$472	$0	$13

Total Written Options					$(8,144)	$(8,095)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$156	$100	$256	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,900	155	100	255	0

					$311	$200	$511	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	2,950,000	$0	$119	$119	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		4,430,000	0	179	179	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		5,900,000	0	239	239	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	23,800	(90)	155	65	0
	Receive	CPTFEMU	0.660	01/30/2020		43,000	(3)	309	306	0
	Receive	CPTFEMU	0.992	03/30/2020		41,100	(4)	(229)	0	(233)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	5,897,000	0	239	239	0

							$(97)	$1,011	$1,147	$(233)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	RALVEIIT Index	204,090	1-Month USD-LIBOR plus a specified spread	03/23/2017	$22,328	$0	$342	$342	$0
	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	11/29/2017	98,511	0	3,791	3,791	0
DUB	Receive	RALVEIIT Index	2,793,966	1-Month USD-LIBOR plus a specified spread	07/31/2017	310,299	0	(73)	0	(73)
	Receive	RALVEIIT Index	1,333,283	1-Month USD-LIBOR plus a specified spread	10/12/2017	148,249	0	(197)	0	(1,97)
FBF	Receive	RALVEIIT Index	97,826	1-Month USD-LIBOR plus a specified spread	01/12/2017	10,702	0	164	164	0
	Receive	RALVEIIT Index	3,075,239	1-Month USD-LIBOR plus a specified spread	05/11/2017	336,431	0	5,170	5,170	0
	Receive	RALVEIIT Index	3,461,936	1-Month USD-LIBOR plus a specified spread	06/07/2017	376,714	0	7,792	7,792	0
	Receive	RALVEIIT Index	735,489	1-Month USD-LIBOR plus a specified spread	11/29/2017	79,400	0	2,256	2,256	0
JPM	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	11/08/2017	161,331	0	(277)	0	(277)

							$0	$18,968	$19,515	$(547)

Total Swap Agreements							$214	$20,179	$21,173	$(780)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $3,998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,531	$0	$11,531
Corporate Bonds & Notes
Banking & Finance	0	174,470	4,995	179,465
Industrials	0	44,254	0	44,254
Utilities	0	24,011	0	24,011
Municipal Bonds & Notes
Illinois	0	1,639	0	1,639
Rhode Island	0	1,290	0	1,290
West Virginia	0	3,402	0	3,402
U.S. Government Agencies	0	319,936	0	319,936
U.S. Treasury Obligations	0	468,888	0	468,888
Non-Agency Mortgage-Backed Securities	0	77,083	0	77,083
Asset-Backed Securities	0	208,036	1,700	209,736
Sovereign Issues	0	98,754	0	98,754
Short-Term Instruments
Certificates of Deposit	0	32,664	0	32,664
Commercial Paper	0	43,967	0	43,967
Repurchase Agreements	0	89,709	0	89,709
Japan Treasury Bills	0	149,507	0	149,507
U.S. Treasury Bills	0	4,352	0	4,352
	$0	$1,753,493	$6,695	$1,760,188

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$180,365	$0	$0	$180,365

Total Investments	$180,365	$1,753,493	$6,695	$1,940,553

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,988)	0	(3,988)
U.S. Treasury Obligations	0	(89,368)	0	(89,368)
	$0	$(93,356)	$0	$(93,356)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,361	839	0	3,200
Over the counter	0	66,075	0	66,075
	$2,361	$66,914	$0	$69,275

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(838)	(3,881)	0	(4,719)
Over the counter	0	(17,054)	0	(17,054)

	$(838)	$(20,935)	$0	$(21,773)

Total Financial Derivative Instruments	$1,523	$45,979	$0	$47,502

Totals	$181,888	$1,706,116	$6,695	$1,894,699

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.0%
BANK LOAN OBLIGATIONS 1.0%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$774	$786
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		2,373	2,391
OGX
13.000% due 04/10/2049 ^		62	29

Total Bank Loan Obligations (Cost $3,175)			3,206

CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 7.4%
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		5,000	4,995
Aviation Loan Trust
3.073% due 12/15/2022		3,271	2,962
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	100	106
Bank of America Corp.
5.650% due 05/01/2018		$300	314
Barclays PLC
8.250% due 12/15/2018 (f)		400	418
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	566
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,884
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,493
Deutsche Bank AG
4.250% due 10/14/2021		2,500	2,510
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		900	905
HBOS PLC
6.750% due 05/21/2018		700	740
HSBC Holdings PLC
2.498% due 01/05/2022		900	917
3.400% due 03/08/2021		1,100	1,118
KBC Bank NV
8.000% due 01/25/2023		200	212
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		1,400	1,873
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	800	1,035
RCI Banque S.A.
3.500% due 04/03/2018		$1,200	1,222
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		300	285
8.000% due 08/10/2025 (f)		400	384
UBS AG
7.250% due 02/22/2022		200	202
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		500	500
4.125% due 09/24/2025		500	510

			25,151

INDUSTRIALS 2.7%
Actavis Funding SCS
2.208% due 03/12/2020		700	714
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		284	291
CVS Health Corp.
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		532	549
HCA, Inc.
4.750% due 05/01/2023		1,000	1,026
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,985
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		$400	450
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		520	513
2.400% due 09/23/2021		450	435

Times Square Hotel Trust
8.528% due 08/01/2026	2,860	3,252

		9,318

UTILITIES 1.3%
Petrobras Global Finance BV
3.873% due 03/17/2020	3,500	3,430
5.750% due 01/20/2020	800	812

		4,242

Total Corporate Bonds & Notes (Cost $39,963)		38,711

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	125
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	124
Los Angeles, California Wastewater System Revenue Bonds,Series 2010
5.813% due 06/01/2040	200	241
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	130

		620

IOWA 0.6%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,865	1,835

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	121

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	200	304

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	118

Total Municipal Bonds & Notes (Cost $2,893)		2,998

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
3.000% due 06/25/2042 (a)	6,507	844
5.494% due 03/25/2024 (a)	1,111	86
5.544% due 03/25/2038 (a)	1,416	284
5.624% due 03/25/2037 (a)	215	38
5.844% due 08/25/2041 (a)	1,062	138
5.894% due 07/25/2039 (a)	526	66
11.148% due 03/25/2040	182	225
Fannie Mae, TBA
3.000% due 02/01/2047	24,300	24,087
3.500% due 02/01/2047	13,500	13,809
Freddie Mac
5.496% due 06/15/2038 (a)	5,408	958
6.643% due 12/15/2042	1,765	1,633
7.296% due 02/15/2032 (a)	486	103
8.492% due 01/15/2041	760	913
11.088% due 02/15/2041	6	8
Ginnie Mae, TBA
4.000% due 01/01/2047	3,000	3,184

Total U.S. Government Agencies (Cost $45,764)		46,376

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 01/15/2026 (l)(n)	2,543	2,567
2.000% due 01/15/2026 (k)	13,153	14,828
2.375% due 01/15/2025 (k)(l)(n)	12,182	13,995
U.S. Treasury Notes
1.875% due 08/31/2022 (i)	12,600	12,442
2.000% due 07/31/2022 (i)	17,300	17,220

Total U.S. Treasury Obligations (Cost $61,913)		61,052

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.1%
Alliance Bancorp Trust
0.996% due 07/25/2037	2,206	1,609

Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		698	613
Banc of America Funding Trust
3.061% due 02/20/2036		62	61
Bear Stearns Adjustable Rate Mortgage Trust
2.907% due 08/25/2033		172	171
3.326% due 02/25/2034		1,069	1,070
Bear Stearns ALT-A Trust
2.606% due 10/25/2033		15	14
Bella Vista Mortgage Trust
3.021% due 11/20/2034		235	229
Chase Mortgage Finance Trust
5.500% due 03/25/2037		30	25
Citigroup Commercial Mortgage Trust
2.133% due 09/10/2045 (a)		43,869	2,778
Countrywide Alternative Loan Trust
0.926% due 11/25/2036		1,176	1,066
4.750% due 08/25/2018		560	461
6.000% due 02/25/2037 ^		631	459
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		860	883
5.500% due 01/25/2035		473	478
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	539
Eurohome UK Mortgages PLC
0.523% due 06/15/2044	GBP	4,014	4,636
First Horizon Alternative Mortgage Securities Trust
2.996% due 06/25/2034		$45	44
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		211	218
GS Mortgage Securities Trust
4.753% due 03/10/2044		491	531
5.162% due 12/10/2043		500	547
5.793% due 08/10/2045		1,659	1,672
GSAA Trust
6.000% due 04/01/2034		222	231
Impac CMB Trust
1.676% due 11/25/2034		15	14
IndyMac Mortgage Loan Trust
0.996% due 04/25/2035		136	119
3.087% due 06/25/2036		1,173	984
JPMorgan Alternative Loan Trust
2.959% due 11/25/2036 ^		618	578
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		503	511
JPMorgan Resecuritization Trust
7.631% due 03/26/2038		4,607	3,281
Lehman XS Trust
0.936% due 07/25/2037 ^		491	353
MASTR Adjustable Rate Mortgages Trust
1.106% due 07/25/2035 ^		4,943	1,857
MASTR Asset Securitization Trust
5.250% due 12/25/2033		200	203
Morgan Stanley Bank of America Merrill Lynch Trust
1.529% due 02/15/2046 (a)		31,433	1,909
RBSSP Resecuritization Trust
3.082% due 10/26/2035		16,443	14,999
Structured Adjustable Rate Mortgage Loan Trust
0.996% due 03/25/2035		549	494
1.066% due 07/25/2035		675	499
Structured Asset Mortgage Investments Trust
0.946% due 02/25/2036		305	202
WaMu Mortgage Pass-Through Certificates Trust
1.848% due 02/27/2034		66	65
2.768% due 08/25/2034		286	288
Wells Fargo Commercial Mortgage Trust
1.568% due 02/15/2027		6,300	6,313
Wells Fargo Mortgage-Backed Securities Trust
3.081% due 03/25/2035		33	33

Total Non-Agency Mortgage-Backed Securities (Cost $55,163)			51,037

ASSET-BACKED SECURITIES 15.1%
Bear Stearns Asset-Backed Securities Trust
0.926% due 03/25/2037		1,380	1,502
Bilkreditt Ltd.
0.081% due 12/25/2027	EUR	75	80
BNC Mortgage Loan Trust
0.856% due 05/25/2037		$408	403
COA Summit CLO Ltd.
2.231% due 04/20/2023		2,961	2,964
Countrywide Asset-Backed Certificates
0.906% due 07/25/2036		6,946	6,843
0.966% due 05/25/2047		10,154	6,622
1.006% due 06/25/2047		600	456
1.416% due 11/25/2033		974	923

Countrywide Asset-Backed Certificates Trust
1.204% due 08/25/2035		1,168	1,159
1.806% due 09/25/2034		976	902
Educational Funding Co. LLC
1.132% due 10/25/2029		1,107	1,071
Finn Square CLO Ltd.
2.207% due 12/24/2023		6,800	6,808
Fremont Home Loan Trust
0.996% due 01/25/2036		126	126
Gallatin CLO Ltd.
2.150% due 07/15/2023		2,231	2,232
GSAA Home Equity Trust
0.856% due 03/25/2047		1,221	593
GSAMP Trust
1.806% due 06/25/2034		294	279
L2L Education Loan Trust
1.044% due 06/15/2031		1,687	1,553
Lehman ABS Mortgage Loan Trust
0.956% due 06/25/2037		5,106	3,225
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		600	601
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		400	400
NovaStar Mortgage Funding Trust
0.926% due 11/25/2036		2,050	1,014
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		4,776	4,782
OneMain Financial Issuance Trust
2.470% due 09/18/2024		3,826	3,832
Residential Asset Securities Corp. Trust
0.956% due 02/25/2036		21	21
1.216% due 11/25/2035		900	738
Securitized Asset-Backed Receivables LLC Trust
1.036% due 12/25/2035		232	229
SLM Private Credit Student Loan Trust
1.203% due 12/16/2041		2,000	1,753
Structured Asset Securities Corp.
1.416% due 02/25/2035		214	196

Total Asset-Backed Securities (Cost $51,109)			51,307

SOVEREIGN ISSUES 9.1%
Brazil Government International Bond
5.625% due 02/21/2047		1,200	1,056
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	3,500	1,075
0.000% due 04/01/2017 (d)		56,280	16,764
Japan Government International Bond
0.100% due 12/15/2018	JPY	940,000	8,089
Kommunalbanken A/S
1.377% due 03/27/2017		$3,200	3,202
Saudi Government International Bond
2.375% due 10/26/2021		600	583
4.500% due 10/26/2046		200	192

Total Sovereign Issues (Cost $30,696)			30,961

SHORT-TERM INSTRUMENTS 21.7%
CERTIFICATES OF DEPOSIT 4.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		100	100
Barclays Bank PLC
1.745% due 11/06/2017		2,400	2,402
Credit Suisse AG
1.753% due 09/12/2017		2,200	2,203
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		800	802
Natixis S.A.
1.688% due 09/25/2017		3,800	3,813
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		1,100	1,102
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		700	701
1.723% due 09/18/2017		2,600	2,605

			13,728

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.507% due 07/03/2017		100	99

Standard Chartered Bank
1.465% due 07/03/2017		300	298

			397

REPURCHASE AGREEMENTS (h) 0.1%			354

JAPAN TREASURY BILLS 17.1%
(0.329)% due 01/10/2017 - 01/23/2017 (c)(d)	JPY	6,790,000	58,101

U.S. TREASURY BILLS 0.3%
0.386% due 02/02/2017 - 02/23/2017 (c)(d)(n)		$1,015	1,015

Total Short-Term Instruments (Cost $81,842)			73,595

Total Investments in Securities (Cost $372,518)			359,243

	SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short-Term Floating NAV Portfolio III		5,206,677	51,468

Total Short-Term Instruments (Cost $51,471)			51,468

Total Investments in Affiliates (Cost $51,471)			51,468

Total Investments 121.2% (Cost $423,989)			$410,711
Financial Derivative Instruments (j)(m) 10.1% (Cost or Premiums, net $5,666)			34,278
Other Assets and Liabilities, net (31.3)%			(106,012)

Net Assets 100.0%			$338,977

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,995	1.47%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$354	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(365)	$354	$354

Total Repurchase Agreements						$(365)	$354	$354

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	1.150%	11/23/2016	01/04/2017	$(30,036)	$(30,075)

Total Reverse Repurchase Agreements					$(30,075)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(15,614) at a weighted average interest rate of 0.727%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	02/01/2047	$2,800	$(2,930)	$(2,938)
U.S. Treasury Notes	1.125	09/30/2021	1,300	(1,245)	(1,257)

Total Short Sales				$(4,175)	$(4,195)

(4)	Payable for short sales includes $4 of accrued interest.

(i)	Securities with an aggregate market value of $29,662 and cash of $314 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$96.000	03/24/2017	266	$2	$2
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	512	4	3

				$6	$5

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	510	$126	$140

Total Purchased Options				$132	$145

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	90	$(36)	$(45)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	510	$(163)	$(183)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	510	(63)	(51)

				$(226)	$(234)

Total Written Options				$(262)	$(279)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	19	$9	$12	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	74	(52)	20	(26)
Euro-Bobl March Futures	Long	03/2017	202	213	2	(17)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	58	144	34	(27)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	75	(161)	36	(37)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	167	(29)	10	0
U.S. Treasury 5-Year Note March Futures	Short	03/2017	252	104	0	(41)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	830	(314)	285	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	76	52	57	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	112	(162)	109	0
United Kingdom Long Gilt March Futures	Long	03/2017	114	286	117	(6)

Total Futures Contracts				$90	$682	$(154)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	350	$3	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,400	$(171)	$(54)	$0	$(2)
CDX.IG-27 5-Year Index	1.000	12/20/2021	7,700	(120)	(26)	0	(2)

				$(291)	$(80)	$0	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$51,000	$(263)	$(85)	$1	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		125,300	(776)	(375)	0	(18)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		24,700	(267)	(356)	0	(36)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		27,700	(269)	1,165	0	(44)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		28,000	(102)	(66)	23	0
Pay	3-Month USD-LIBOR	1.750	12/21/2023		17,600	(492)	(1,082)	36	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		19,200	(5)	907	0	(60)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		900	6	51	0	(3)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		19,800	51	68	0	(29)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		18,510	989	1,272	0	(62)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		6,800	134	134	0	(7)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		9,300	(250)	(47)	0	(79)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		6,050	163	671	0	(51)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		5,000	380	517	0	(42)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		1,800	148	331	0	(15)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		7,300	666	701	0	(65)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	6,200	(258)	(231)	0	(13)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		12,800	765	480	0	(94)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		1,000	(99)	(83)	0	(18)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	300,000	235	107	0	(35)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	48,100	(180)	(169)	6	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,400	(34)	(35)	1	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		11,900	(55)	(71)	3	0

						$487	$3,804	$70	$(671)

Total Swap Agreements						$199	$3,724	$70	$(675)

*	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $348 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $8,509 and cash of $1,587 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	1,297	$	395	$0	$(4)
	01/2017	JPY	1,300,000		12,886	1,758	0
	01/2017	$	398	BRL	1,297	1	0
	02/2017		200	CNH	1,391	0	(3)
	02/2017		2,227	RUB	142,491	69	0
BPS	01/2017	BRL	19,513	$	5,987	0	(8)
	01/2017	GBP	5,354		6,695	96	0
	01/2017	JPY	1,427,300		12,104	0	(110)
	01/2017	$	5,809	BRL	19,513	186	0
	02/2017		4,462	CNH	30,446	0	(145)
	04/2017	BRL	20,118	$	5,841	0	(189)
	12/2018	JPY	350,000		3,190	60	0
CBK	01/2017		2,740,000		26,636	3,171	0
	01/2017	$	600	EUR	571	2	(1)
	12/2018	JPY	590,000	$	5,382	107	0
DUB	01/2017	BRL	87,080		25,483	0	(1,272)
	01/2017	$	26,630	BRL	87,080	125	0
	02/2017	RUB	133,745	$	2,174	19	0
	02/2017	$	1,433	MXN	27,491	0	(114)
	04/2017	BRL	7,838	$	2,256	0	(93)
FBF	01/2017		3,995		1,226	0	(2)
	01/2017	$	1,217	BRL	3,995	11	0
GLM	01/2017	BRL	6,291	$	1,930	0	(3)
	01/2017	$	1,852	BRL	6,291	81	0
	01/2017		12,616	JPY	1,439,600	0	(298)
	02/2017	CAD	4,713	$	3,594	82	0
	02/2017	MXN	28,532		1,358	0	(11)
	02/2017	$	3,642	CAD	4,908	15	0
	02/2017		1,508	RUB	94,210	10	0
HUS	02/2017	CNH	22,667	$	3,334	127	0
	02/2017	MXN	9,150		474	35	0
	02/2017	$	1,798	CNH	12,503	0	(29)
	01/2021	BRL	2,050	$	316	0	(158)
IND	01/2017	$	6,555	GBP	5,354	44	0
	02/2017	GBP	5,354	$	6,559	0	(44)
JPM	01/2017	BRL	83,592		24,870	0	(814)
	01/2017	JPY	2,750,000		26,799	3,250	0
	01/2017	$	25,473	BRL	83,592	210	0
	01/2017		229	EUR	215	0	(3)
	02/2017	CHF	205	$	209	7	0
	02/2017	RUB	247,073		3,728	0	(252)
	02/2017	ZAR	5,244		380	0	0
	04/2017	BRL	12,648		3,694	0	(97)
MSB	01/2017		8,956		2,748	0	(4)
	01/2017	$	2,649	BRL	8,956	103	0
	02/2017	RUB	92,631	$	1,504	12	0
	02/2017	$	1,305	MXN	26,796	0	(19)
	04/2017	BRL	7,838	$	2,269	0	(80)
SCX	01/2017		2,160		663	0	(1)
	01/2017	HKD	6,239		805	0	0
	01/2017	KRW	262,232		223	6	0
	01/2017	$	660	BRL	2,160	4	0
	01/2017		604	HKD	4,685	0	0
	02/2017	AUD	4,872	$	3,638	126	0
	02/2017	BRL	2,160		654	0	(4)
	02/2017	CNH	114,177		16,490	300	0
	02/2017	$	6,896	CNH	46,364	0	(322)
SOG	01/2017		282	TRY	887	0	(32)
	02/2017		249	ZAR	3,539	7	0
TOR	01/2017	BRL	7,612	$	2,336	0	(3)
	01/2017	$	2,234	BRL	7,612	105	0
	04/2017	BRL	7,838	$	2,244	0	(106)
UAG	01/2017	$	200	HKD	1,554	0	0
	02/2017		3,641	AUD	5,054	3	0
	02/2017		474	CNH	3,144	0	(28)
	03/2017	HKD	1,554	$	200	0	0

Total Forward Foreign Currency Contracts						$10,132	$(4,249)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$7,200	$134	$113
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		200	8	30
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	4,700	184	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$3,200	134	577

							$460	$720

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$1,400	$137	$55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,400	137	192
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		2,900	268	113
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		2,900	296	397
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		5,800	664	351
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,800	664	891
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	4,000	105	153
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$5,300	270	365
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	2,900	77	121
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$33,200	113	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		10,600	549	729
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		38,900	140	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	4,300	115	174
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$148,500	70	105
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		28,800	163	117
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		2,900	291	117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		2,900	291	409
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		5,100	506	224
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		5,100	506	690
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		8,600	413	581
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		8,900	1,025	586
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		8,900	1,025	1,325
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		40,500	23	29

								$7,848	$7,724

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$95,300	$81	$72
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	98,700	10	1

						$91	$73

Total Purchased Options						$8,399	$8,517

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$7,200	$(74)	$(60)
	Call - OTC USD versus JPY		125.000	03/29/2017		7,200	(39)	(30)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		200	(8)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,613	(101)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,613	(91)	(53)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$3,288	(33)	(42)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,344	(72)	(4)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	4,700	(150)	(1)
	Put - OTC EUR versus MXN		18.900	03/21/2017		3,880	(158)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,880	(127)	(78)
	Put - OTC EUR versus USD		$1.028	01/17/2017		3,300	(16)	(7)
	Call - OTC EUR versus USD		1.055	01/17/2017		3,300	(25)	(31)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$3,200	(138)	0

							$(1,032)	$(308)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$26,600	$(277)	$(492)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	53,100	(565)	(981)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,600	(27)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	5,400	(86)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,700	(46)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	5,500	(93)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	66,000	(70)	(98)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	43,000	(455)	(801)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	6,200	(164)	(112)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	15,600	(24)	(23)

							$(1,807)	$(2,509)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$190,600	$(82)	$(79)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	98,700	0	0

						$(82)	$(79)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$184	$0	$5

Total Written Options					$(2,921)	$(2,891)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Barclays Bank PLC	3.000%	06/20/2018	0.658%	EUR	3,000	$(3)	$117	$114	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,200	$180	$116	$296	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	179	117	296	0

					$359	$233	$592	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	2,560,000	$0	$103	$103	$0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		1,600,000	0	65	65	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	7,200	(35)	54	19	0
	Receive	CPTFEMU	0.660	01/30/2020		40,700	(3)	293	290	0
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	1,476,000	0	60	60	0

							$(38)	$575	$537	$0

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	235,990	1-Month USD-LIBOR plus a specified spread	06/21/2017	$300,455	$0	$40,542	$40,542	$0
	Pay	RACNSGT Index	249,358	1-Month USD-LIBOR plus a specified spread	06/21/2017	323,839	0	(18,805)	0	(18,805)

							$0	$21,737	$40,542	$(18,805)

Total Swap Agreements							$318	$22,662	$41,785	$(18,805)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $1,833 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,177	$29	$3,206
Corporate Bonds & Notes
Banking & Finance	0	20,156	4,995	25,151
Industrials	0	9,318	0	9,318
Utilities	0	4,242	0	4,242
Municipal Bonds & Notes
California	0	620	0	620
Iowa	0	1,835	0	1,835
New York	0	121	0	121
Ohio	0	304	0	304
Pennsylvania	0	118	0	118
U.S. Government Agencies	0	46,376	0	46,376
U.S. Treasury Obligations	0	61,052	0	61,052
Non-Agency Mortgage-Backed Securities	0	51,037	0	51,037
Asset-Backed Securities	0	50,907	400	51,307
Sovereign Issues	0	30,961	0	30,961
Short-Term Instruments
Certificates of Deposit	0	13,728	0	13,728
Commercial Paper	0	397	0	397
Repurchase Agreements	0	354	0	354
Japan Treasury Bills	0	58,101	0	58,101
U.S. Treasury Bills	0	1,015	0	1,015
	$0	$353,819	$5,424	$359,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,468	$0	$0	$51,468

Total Investments	$51,468	$353,819	$5,424	$410,711

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,938)	0	(2,938)
U.S. Treasury Obligations	0	(1,257)	0	(1,257)
	$0	$(4,195)	$0	$(4,195)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	682	215	0	897
Over the counter	0	60,434	0	60,434
	$682	$60,649	$0	$61,331

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(199)	(909)	0	(1,108)
Over the counter	0	(25,945)	0	(25,945)

	$(199)	$(26,854)	$0	$(27,053)

Total Financial Derivative Instruments	$483	$33,795	$0	$34,278

Totals	$51,951	$383,419	$5,424	$440,794

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$21	$0	$0	$0	$0	$8	$0	$0	$29	$8
Corporate Bonds & Notes
Banking & Finance	4,927	0	0	0	0	68	0	0	4,995	67
Asset-Backed Securities	0	400	0	0	0	0	0	0	400	0

Totals	$4,948	$400	$0	$0	$0	$76	$0	$0	$5,424	$75

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$29	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	4,995	Proxy Pricing	Base Price	99.900
Asset-Backed Securities	400	Proxy Pricing	Base Price	100.000

Total	$5,424

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.2%
BANK LOAN OBLIGATIONS 0.4%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,548	$1,572
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018		161	162
BMC Foreign Holding Co.
5.000% due 09/10/2020		490	486
BMC Software Finance, Inc.
5.000% due 09/10/2020		881	880
Charter Communications Operating LLC
3.020% due 07/01/2020		588	591
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		300	302
Las Vegas Sands LLC
3.020% due 12/19/2020		3,226	3,250

Total Bank Loan Obligations (Cost $7,121)			7,243

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 10.8%
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	925
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	5,400	5,747
Bank of America Corp.
1.868% due 04/01/2019		$13,800	13,869
2.650% due 04/01/2019		3,700	3,740
6.000% due 09/01/2017		5,400	5,557
6.875% due 04/25/2018		7,275	7,734
Barclays Bank PLC
10.179% due 06/12/2021		400	497
14.000% due 06/15/2019 (f)	GBP	900	1,365
Barclays PLC
3.200% due 08/10/2021		$5,200	5,144
6.500% due 09/15/2019 (f)	EUR	2,000	2,049
8.000% due 12/15/2020 (f)		2,200	2,450
BPCE S.A.
1.623% due 06/17/2017		$13,500	13,517
2.500% due 07/15/2019		1,300	1,308
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	211
Citigroup, Inc.
1.493% due 03/10/2017		$4,000	4,003
Credit Agricole S.A.
1.498% due 06/12/2017		10,500	10,513
7.500% due 06/23/2026 (f)	GBP	700	866
7.875% due 01/23/2024 (f)		$200	203
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	985
Deutsche Bank AG
4.250% due 10/14/2021		4,900	4,920
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	373
2.000% due 01/22/2021	EUR	100	114
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$725	754
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	3,590
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		$5,120	5,122
General Motors Financial Co., Inc.
2.400% due 04/10/2018		7,300	7,309
3.450% due 04/10/2022		15,300	15,133
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	500	527
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		$3,100	3,119
HDFC Bank Ltd.
3.000% due 03/06/2018		600	604
HSBC Holdings PLC
2.498% due 01/05/2022		2,800	2,854
3.400% due 03/08/2021		1,500	1,525
HSBC USA, Inc.
1.651% due 08/07/2018		2,600	2,598

Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	923
International Lease Finance Corp.
7.125% due 09/01/2018		100	108
JPMorgan Chase & Co.
1.432% due 04/25/2018		2,500	2,508
6.000% due 01/15/2018		5,000	5,216
KBC Bank NV
8.000% due 01/25/2023		800	846
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	925	1,197
Morgan Stanley
2.162% due 04/25/2018		$300	303
5.500% due 07/24/2020		200	219
Novo Banco S.A.
5.000% due 05/23/2019	EUR	300	218
PNC Bank N.A.
1.800% due 11/05/2018		$7,400	7,414
Rio Oil Finance Trust
9.250% due 07/06/2024		276	260
Santander UK PLC
1.467% due 03/13/2017		2,700	2,700
Stadshypotek AB
1.250% due 05/23/2018		1,000	994
Swedbank Hypotek AB
1.375% due 03/28/2018		6,200	6,180
UBS AG
7.250% due 02/22/2022		600	605
7.625% due 08/17/2022		5,950	6,761
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		800	800
4.125% due 09/24/2025		1,000	1,020
Wells Fargo & Co.
1.359% due 09/14/2018		5,400	5,399
2.600% due 07/22/2020		1,900	1,911

			174,807

INDUSTRIALS 2.1%
Actavis Funding SCS
2.208% due 03/12/2020		1,400	1,427
4.550% due 03/15/2035		2,300	2,280
Amgen, Inc.
1.516% due 05/22/2019		1,400	1,409
BRF S.A.
4.750% due 05/22/2024		1,800	1,758
Charter Communications Operating LLC
4.464% due 07/23/2022		700	732
4.908% due 07/23/2025		1,600	1,687
6.384% due 10/23/2035		300	343
6.484% due 10/23/2045		700	811
6.834% due 10/23/2055		100	117
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	509
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		151	169
CVS Health Corp.
3.500% due 07/20/2022		200	206
3.875% due 07/20/2025		1,582	1,633
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,102
Forest Laboratories LLC
4.375% due 02/01/2019		900	935
HCA, Inc.
4.750% due 05/01/2023		2,300	2,360
6.500% due 02/15/2020		1,100	1,206
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,100	1,149
Nissan Motor Acceptance Corp.
1.961% due 03/08/2019		$2,800	2,829
QUALCOMM, Inc.
4.800% due 05/20/2045		700	748
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,679
2.400% due 09/23/2021		1,480	1,430
Tencent Holdings Ltd.
2.000% due 05/02/2017		400	400
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,399	2,678
UAL Pass-Through Trust
9.750% due 07/15/2018		94	94

Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,800	3,801

		33,492

UTILITIES 1.9%
AT&T, Inc.
4.500% due 05/15/2035	300	290
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	2,800	2,798
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017	15,800	15,807
1.750% due 04/10/2017	3,800	3,800
Sprint Communications, Inc.
8.375% due 08/15/2017	5,000	5,194
Verizon Communications, Inc.
2.709% due 09/14/2018	3,800	3,886

		31,775

Total Corporate Bonds & Notes (Cost $242,303)		240,074

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,039
7.750% due 01/01/2042	1,600	1,625

Total Municipal Bonds & Notes (Cost $2,557)		2,664

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
3.500% due 06/01/2045	279	286
5.094% due 03/25/2041 (a)	8,776	1,257
5.944% due 03/25/2036 (a)	5,164	845
5.994% due 05/25/2036 (a)	1,061	87
23.536% due 12/25/2036	363	536
Fannie Mae, TBA
3.000% due 02/01/2047	108,200	107,254
3.500% due 01/01/2047	150,900	154,579
Freddie Mac
5.766% due 07/15/2036 (a)	4,190	647
5.996% due 04/15/2036 (a)	1,771	231
Ginnie Mae, TBA
4.000% due 01/01/2047	7,000	7,429
NCUA Guaranteed Notes
0.912% due 03/06/2020	45	45

Total U.S. Government Agencies (Cost $273,254)		273,196

U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (k)	116,254	114,290
0.250% due 01/15/2025	44,699	43,982
U.S. Treasury Notes
0.750% due 10/31/2018	100	99
1.375% due 09/30/2020 (k)	60,500	59,780
1.375% due 10/31/2020 (j)(k)(m)	44,800	44,222
1.500% due 08/15/2026 (h)	20,600	18,917
1.875% due 08/31/2022	33,800	33,376
2.000% due 07/31/2022 (m)	28,100	27,971
2.000% due 08/15/2025 (m)	22,400	21,671
2.000% due 11/15/2026	2,700	2,594
2.125% due 08/31/2020 (k)(m)	10,000	10,156
2.125% due 08/15/2021 (m)	300	303
2.125% due 11/30/2023	4,900	4,862
2.125% due 05/15/2025 (h)	71,300	69,812
2.250% due 11/15/2025	59,000	58,170

Total U.S. Treasury Obligations (Cost $516,773)		510,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
5.094% due 09/25/2035	93	77
Banc of America Funding Trust
0.949% due 04/20/2047 ^	254	201
3.039% due 09/20/2034	109	109
3.211% due 01/20/2047 ^	134	114
BCAP LLC Trust
5.250% due 04/26/2037	180	161
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033	11	11
2.816% due 04/25/2033	106	106
2.907% due 08/25/2033	242	240

2.973% due 01/25/2033		1,512	1,520
3.258% due 01/25/2035		23	22
3.321% due 07/25/2034		353	343
3.326% due 02/25/2034		35	35
Bear Stearns ALT-A Trust
1.256% due 01/25/2036 ^		319	283
2.606% due 10/25/2033		30	28
2.993% due 05/25/2035		128	124
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		12	12
Claris Finance SRL
0.137% due 10/31/2060	EUR	156	163
Countrywide Alternative Loan Trust
0.904% due 11/25/2035		$8,540	7,220
0.926% due 11/25/2036		466	422
0.936% due 05/25/2047		499	425
1.156% due 08/25/2037		502	353
1.567% due 12/25/2035		8	7
5.500% due 11/25/2035		168	125
Countrywide Home Loan Mortgage Pass-Through Trust
1.416% due 02/25/2035		92	79
3.130% due 09/25/2047 ^		6	6
3.131% due 11/19/2033		324	318
3.172% due 08/25/2034		179	161
5.750% due 07/25/2037 ^		8,565	8,001
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		12	11
Credit Suisse Mortgage Capital Certificates
3.183% due 08/27/2036		6,354	6,219
Deutsche ALT-A Securities, Inc.
1.506% due 10/25/2047		7,237	5,936
Eurohome UK Mortgages PLC
0.523% due 06/15/2044	GBP	745	860
First Horizon Mortgage Pass-Through Trust
2.784% due 02/25/2034		$73	72
GSR Mortgage Loan Trust
3.160% due 11/25/2035		20	20
6.000% due 03/25/2032		3	3
IndyMac Mortgage Loan Trust
0.996% due 07/25/2035		4	3
1.396% due 07/25/2045		163	137
JPMorgan Mortgage Trust
3.100% due 04/25/2037		289	258
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046		10	7
2.881% due 10/25/2033		2,683	2,333
Merrill Lynch Alternative Note Asset Trust
0.936% due 04/25/2037		9,618	9,094
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		961	887
1.006% due 08/25/2036		1	1
2.835% due 05/25/2033		201	198
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^		23	20
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		2,817	2,824
Residential Accredit Loans, Inc. Trust
0.926% due 01/25/2037		7,588	5,917
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		6,742	6,297
Sequoia Mortgage Trust
1.460% due 03/20/2035		41	37
2.871% due 01/20/2047 ^		14	12
Structured Adjustable Rate Mortgage Loan Trust
3.201% due 05/25/2034		105	107
3.264% due 11/25/2035 ^		8,376	7,336
Structured Asset Mortgage Investments Trust
1.436% due 02/19/2035		89	83
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.006% due 08/25/2032		22	22
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		37	33
WaMu Mortgage Pass-Through Certificates Trust
1.351% due 07/25/2047		1,255	1,086
1.447% due 10/25/2046 ^		16,373	13,853
2.098% due 08/25/2046		10,897	10,051
2.101% due 12/25/2046		458	426
2.137% due 01/25/2037 ^		6	5
2.361% due 04/25/2037 ^		19	17
2.658% due 12/25/2036 ^		6	5
2.752% due 10/25/2035		7,461	7,190
4.231% due 04/25/2037 ^		11,948	10,851
Washington Mutual Mortgage Pass-Through Certificates Trust
1.537% due 05/25/2046		8	6
2.746% due 02/25/2033		8	8
2.861% due 02/25/2033		10	10

Wells Fargo Alternative Loan Trust
3.139% due 07/25/2037 ^	232	197
6.250% due 07/25/2037 ^	7,460	6,802
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,298

Total Non-Agency Mortgage-Backed Securities (Cost $130,930)		132,198

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
2.556% due 10/25/2032	108	106
Argent Securities Trust
0.866% due 09/25/2036	1,490	586
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031	3,180	3,173
Bear Stearns Asset-Backed Securities Trust
0.906% due 07/25/2036	6,295	5,936
Carrington Mortgage Loan Trust
1.016% due 02/25/2037	7,685	6,006
Citigroup Mortgage Loan Trust, Inc.
0.906% due 12/25/2036	7,649	4,094
0.916% due 09/25/2036	1,171	871
Countrywide Asset-Backed Certificates
0.896% due 07/25/2037 ^	6,954	5,780
0.896% due 12/25/2046	17,114	12,527
0.906% due 06/25/2047 ^	5,569	5,211
0.946% due 06/25/2047	2,698	2,614
1.006% due 01/25/2046	9,653	7,339
1.006% due 06/25/2047	2,300	1,749
1.036% due 09/25/2036	5,170	5,030
1.156% due 06/25/2036	1,100	927
1.851% due 12/25/2034	3,000	2,884
Countrywide Asset-Backed Certificates Trust
1.226% due 04/25/2036	11,420	10,022
1.709% due 12/25/2034	5,800	5,689
First Franklin Mortgage Loan Trust
1.476% due 03/25/2035	44	44
Fremont Home Loan Trust
1.086% due 01/25/2036	1,500	1,343
GSAA Trust
0.876% due 06/25/2036	1,651	745
GSAMP Trust
0.906% due 12/25/2046	753	463
HSI Asset Securitization Corp. Trust
0.866% due 12/25/2036	18,894	7,934
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.966% due 04/25/2037	616	422
JPMorgan Mortgage Acquisition Trust
0.896% due 10/25/2036	8,120	7,763
0.906% due 07/25/2036	1,728	856
Lehman XS Trust
0.896% due 02/25/2037 ^	6,486	6,274
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025	2,100	2,103
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)	1,900	1,900
MASTR Asset-Backed Securities Trust
0.996% due 03/25/2036	1,241	763
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037	5,637	3,187
0.886% due 02/25/2037	10,007	7,222
0.896% due 08/25/2036	9,652	5,679
0.971% due 03/25/2037	27,600	13,501
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	871	430
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.086% due 10/25/2036 ^	3,099	1,064
NovaStar Mortgage Funding Trust
0.916% due 10/25/2036	5,176	2,980
Ownit Mortgage Loan Trust
1.356% due 10/25/2036 ^	1,077	925
People’s Choice Home Loan Securities Trust
1.304% due 05/25/2035 ^	500	486
Race Point CLO Ltd.
1.637% due 12/15/2022	9,376	9,385
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^	13,111	6,397
Residential Asset Mortgage Products Trust
1.206% due 04/25/2035	1,050	1,048
2.631% due 10/25/2034	10,427	8,769
Residential Asset Securities Corp. Trust
0.996% due 10/25/2036	25,000	20,044
Securitized Asset-Backed Receivables LLC Trust
1.046% due 11/25/2035	11,309	11,138

Soundview Home Loan Trust
1.016% due 02/25/2037		2,594	1,034
Structured Asset Investment Loan Trust
1.116% due 10/25/2035		5,653	5,580
VOLT LLC
4.250% due 02/26/2046		2,475	2,507
WaMu Asset-Backed Certificates Trust
0.996% due 05/25/2047		12,821	8,740

Total Asset-Backed Securities (Cost $218,663)			221,270

SOVEREIGN ISSUES 8.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	200	221
4.950% due 02/11/2020		1,400	1,579
Brazil Government International Bond
5.625% due 02/21/2047		$4,000	3,520
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	4,900	1,506
0.000% due 04/01/2017 (d)		280,651	83,595
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,500	4,700
Japan Government International Bond
0.100% due 12/15/2018	JPY	4,740,000	40,789
Kommunalbanken A/S
1.377% due 03/27/2017		$2,700	2,701
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,300	1,299
Saudi Government International Bond
2.375% due 10/26/2021		3,000	2,916
4.500% due 10/26/2046		900	864

Total Sovereign Issues (Cost $143,035)			143,690

SHORT-TERM INSTRUMENTS 17.9%
CERTIFICATES OF DEPOSIT 2.9%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		400	400
Barclays Bank PLC
1.745% due 11/06/2017		9,300	9,309
Credit Suisse AG
1.753% due 09/12/2017		7,500	7,510
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		2,600	2,605
Natixis S.A.
1.688% due 09/25/2017		12,300	12,342
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		3,700	3,706
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		2,400	2,404
1.723% due 09/18/2017		8,600	8,617

			46,893

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.507% due 07/03/2017		500	496
ENI Finance USA, Inc.
1.806% due 10/02/2017		500	494
Natixis NY
1.434% due 07/03/2017		600	596
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			1,884

REPURCHASE AGREEMENTS (g) 0.5%			7,400

JAPAN TREASURY BILLS 13.7%
(0.297)% due 01/10/2017 - 02/06/2017 (c)(d)	JPY	25,930,000	221,895

U.S. TREASURY BILLS 0.7%
0.457% due 02/02/2017 - 03/09/2017 (c)(d)(j)(k)(m)	$11,215	11,208

Total Short-Term Instruments (Cost $318,087)		289,280

Total Investments in Securities (Cost $1,852,723)		1,819,820

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	6,008,777	59,397

Total Short-Term Instruments (Cost $59,403)		59,397

Total Investments in Affiliates (Cost $59,403)		59,397

Total Investments 115.9% (Cost $1,912,126)		$1,879,217
Financial Derivative Instruments (i)(l) 5.0% (Cost or Premiums, net $12,796)		81,857
Other Assets and Liabilities, net (20.9)%		(339,899)

Net Assets 100.0%		$1,621,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$7,400	U.S. Treasury Bonds 3.750% due 11/15/2043	$(7,728)	$7,400	$7,400

Total Repurchase Agreements						$(7,728)	$7,400	$7,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	12/30/2016	01/03/2017	$(7,370)	$(7,370)
GRE	1.150	11/23/2016	01/04/2017	(12,261)	(12,277)
SCX	0.800	10/20/2016	01/20/2017	(1,002)	(1,004)
	0.800	11/10/2016	01/20/2017	(1,336)	(1,337)

Total Reverse Repurchase Agreements					$(21,988)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(48,130) at a weighted average interest rate of 0.617%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.000%	01/01/2047	$6,600	$(6,922)	$(6,936)
U.S. Treasury Notes	1.125	09/30/2021	5,700	(5,458)	(5,510)

Total Short Sales				$(12,380)	$(12,446)

(3)	Payable for short sales includes $17 of accrued interest.

(h)	Securities with an aggregate market value of $20,760 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	2,590	$640	$710

Total Purchased Options				$640	$710

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	429	$(169)	$(215)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,590	$(831)	$(929)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,590	(319)	(258)

				$(1,150)	$(1,187)

Total Written Options				$(1,319)	$(1,402)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	39	$18	$25	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	391	(277)	107	(136)
E-mini S&P 500 Index March Futures	Long	03/2017	837	(253)	0	(372)
Euro STOXX 50 March Futures	Long	03/2017	1,395	1,279	235	(103)
Euro-Bobl March Futures	Long	03/2017	302	319	3	(25)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	590	1,545	354	(279)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	357	(772)	169	(190)
FTSE 100 Index March Futures	Long	03/2017	322	581	48	(10)
Nikkei 225 Yen-denominated Futures March Futures	Long	03/2017	229	641	15	(294)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,042	(525)	171	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	917	39	315	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	457	157	343	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	455	(607)	441	0
United Kingdom Long Gilt March Futures	Long	03/2017	277	998	283	(14)

Total Futures Contracts				$3,143	$2,509	$(1,423)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	600	$5	$1	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$4,100	$293	$88	$4	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	2,600	166	21	3	0

				$459	$109	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018	$	607,500	$(710)	$(973)	$27	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		932,000	(5,768)	(2,791)	0	(135)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		15,000	334	116	0	(17)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		252,600	(2,733)	8,516	0	(365)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		61,300	(596)	2,518	0	(98)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		148,000	(541)	(350)	123	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		31,800	841	383	0	(66)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,300	16	120	0	(8)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		104,400	269	358	0	(152)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		144,120	7,821	8,019	0	(486)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		20,300	401	401	0	(22)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		59,600	(1,603)	6,157	0	(507)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		12,500	337	1,329	0	(106)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		23,300	1,771	2,409	0	(195)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		13,600	1,122	2,501	0	(114)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		20,400	1,862	1,951	0	(180)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	3,800	77	109	0	(16)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	16,400	(1,251)	(609)	0	(71)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		27,400	1,637	1,132	0	(201)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		8,000	(795)	(660)	0	(141)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,310,000	1,024	476	0	(166)
Pay	28-Day MXN-TIIE	5.840	09/14/2021	MXN	85,400	(293)	(397)	12	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		199,600	(665)	(733)	27	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		40,400	(178)	(182)	7	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		46,300	(246)	(283)	10	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	18,400	51	222	7	0

						$2,184	$29,739	$213	$(3,046)

Total Swap Agreements						$2,648	$29,849	$220	$(3,046)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $1,697 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $46,092 and cash of $1,841 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$7,276	AUD	10,108	$18	$0
	02/2017	AUD	10,108		$7,271	0	(18)
BOA	01/2017	BRL	6,593		2,008	0	(18)
	01/2017	CAD	5,891		4,393	5	0
	01/2017	JPY	4,016,136		37,282	2,935	(25)
	01/2017		$2,023	BRL	6,593	3	0
	01/2017		21,606	CHF	22,111	110	0
	01/2017		14,797	EUR	14,228	182	0
	01/2017		1,822	TRY	5,709	0	(211)
	02/2017	CHF	22,111		$21,642	0	(116)
	02/2017	EUR	14,228		14,818	0	(181)
	02/2017		$552	BRL	1,814	1	0
	02/2017		3,402	CNH	23,664	0	(53)
	02/2017		15,796	JPY	1,846,136	26	0
	02/2017		11,249	RUB	718,423	333	(6)
BPS	01/2017	BRL	97,165		$29,780	0	(74)
	01/2017	COP	5,226,122		1,703	0	(31)
	01/2017	DKK	13,655		1,954	20	0
	01/2017	EUR	19,432		20,610	152	0
	01/2017		$28,927	BRL	97,165	927	0
	01/2017		2,728	COP	8,570,701	116	0
	01/2017		330	MYR	1,392	0	(20)
	02/2017	JPY	2,030,000		$19,387	1,987	0
	02/2017		$20,179	CNH	137,742	0	(687)
	04/2017	BRL	100,179		$29,088	0	(942)
	12/2018	JPY	1,760,000		16,039	304	0
CBK	01/2017	CHF	22,111		21,871	155	0
	01/2017	CLP	373,842		552	0	(5)
	01/2017	COP	1,467,540		464	2	(25)
	01/2017	CZK	108,847		4,415	173	0
	01/2017	EUR	2,267		2,379	0	(8)
	01/2017	JPY	7,540,000		73,018	8,441	0
	01/2017	NOK	1,662		192	0	0
	01/2017	NZD	2,245		1,560	1	0
	01/2017	SEK	6,665		731	0	(1)
	01/2017	TRY	423		132	13	0
	01/2017		$16,766	AUD	23,252	13	0
	01/2017		7,643	CAD	10,304	32	0
	01/2017		1,585	CHF	1,622	8	0
	01/2017		1,972	CNH	13,763	0	0
	01/2017		529	COP	1,675,872	27	0
	01/2017		931	EUR	896	12	0
	01/2017		5,741	GBP	4,695	45	0
	01/2017		15,860	JPY	1,846,136	0	(63)
	01/2017		25,553	KRW	30,867,563	16	0
	02/2017	CNH	408,439		$59,935	2,137	0
	02/2017	JPY	7,070,000		67,475	6,875	0
	02/2017	PLN	7,380		1,875	113	0
	03/2017	KRW	30,867,563		25,551	0	(12)
	12/2018	JPY	2,980,000		27,184	541	0
DUB	01/2017	BRL	291,047		85,565	0	(3,859)
	01/2017		$88,859	BRL	291,047	564	0
	02/2017	ILS	42,170		$11,083	127	0
	02/2017	PLN	7,733		1,977	130	0
	02/2017	RUB	658,079		10,697	94	0
	04/2017	BRL	39,116		11,261	0	(465)
FBF	01/2017		20,328		6,237	0	(8)
	01/2017	THB	76,664		2,189	48	0
	01/2017		$6,192	BRL	20,328	54	0
GLM	01/2017	AUD	22,372		$16,720	576	0
	01/2017	BRL	117,430		36,031	0	(49)
	01/2017	CAD	23,278		17,744	406	0
	01/2017	CLP	7,937,068		12,091	262	0
	01/2017	COP	3,722,860		1,174	0	(61)
	01/2017	DKK	1,925		274	1	0
	01/2017	GBP	96,414		120,132	1,302	0
	01/2017	IDR	5,556,960		408	0	(3)
	01/2017	INR	713,067		10,543	60	0
	01/2017	JPY	1,247,200		10,930	258	0
	01/2017	PEN	179		52	0	(1)
	01/2017	PHP	178,875		3,680	82	0
	01/2017		$34,569	BRL	117,430	1,511	0
	01/2017		373	CLP	248,556	0	(3)
	01/2017		391	COP	1,158,506	0	(7)
	01/2017		714	KRW	834,023	0	(23)
	01/2017		2,205	MYR	9,786	0	(24)
	01/2017		3	PEN	10	0	0
	01/2017		1,697	THB	60,142	0	(18)
	02/2017	MXN	31,402		$1,483	0	(24)
	02/2017	PLN	570		135	0	(1)
	02/2017		$261	PLN	1,086	0	(2)
	02/2017		7,404	RUB	462,516	48	0
	03/2017		5,411	TWD	172,719	0	(79)
HUS	01/2017	CNH	13,763		$1,974	2	0
	01/2017	NOK	21,134		2,445	0	(3)
	01/2017	PHP	3,251		65	0	0
	01/2017	SEK	89,016		9,773	2	0
	01/2017	SGD	10,284		7,375	274	0
	01/2017	THB	4,450		127	3	0
	01/2017		$163	CLP	106,355	0	(4)
	01/2017		6,765	DKK	44,980	0	(396)
	01/2017		245	THB	8,577	0	(6)
	02/2017		1,952	CNH	13,763	0	(4)
	02/2017		1,089	CNY	7,569	0	(16)
	02/2017		2,445	NOK	21,134	3	0
	02/2017		9,789	SEK	89,016	0	0
	02/2017		125	ZAR	1,720	0	0
	03/2017	TWD	11,212		$356	10	0
	03/2017		$3,491	HKD	27,065	0	0
	01/2021	BRL	3,920		$604	0	(302)
IND	01/2017		$10,450	SEK	95,681	53	0
JPM	01/2017	AUD	10,215		$7,538	166	0
	01/2017	BRL	117,477		34,366	0	(1,729)
	01/2017	CAD	6,535		4,872	5	0
	01/2017	JPY	7,120,000		69,072	8,095	0
	01/2017	MYR	5,910		1,325	11	(3)
	01/2017		$35,591	BRL	117,477	504	0
	01/2017		1,115	CLP	758,412	15	0
	01/2017		1,178	COP	3,497,760	0	(17)
	01/2017		3,304	EUR	3,103	0	(37)
	01/2017		6,084	GBP	4,803	0	(164)
	01/2017		975	INR	66,846	8	0
	01/2017		200,445	JPY	23,562,285	1,175	0
	01/2017		2,670	NOK	22,796	0	(30)
	01/2017		23,875	THB	860,682	157	0
	02/2017	JPY	23,562,285		$200,693	0	(1,233)
	02/2017	MXN	57,556		2,771	10	0
	02/2017	RUB	745,528		11,250	0	(762)
	02/2017		$585	ILS	2,254	1	0
	02/2017		108	MXN	2,250	0	0
	02/2017		7,179	ZAR	99,096	0	(9)
	03/2017	THB	860,682		$23,852	0	(175)
	03/2017	TWD	167,557		5,260	88	0
	03/2017		$789	TWD	24,743	0	(25)
	04/2017	BRL	63,124		$18,436	0	(486)
MSB	01/2017		45,848		14,068	0	(19)
	01/2017		$13,555	BRL	45,848	532	0
	01/2017		571	CZK	14,271	0	(15)
	01/2017		31,477	MYR	139,129	0	(472)
	01/2017		648	SGD	922	0	(12)
	02/2017	RUB	455,027		$7,388	57	0
	02/2017		$5,235	MXN	107,490	0	(78)
	03/2017	MYR	139,129		$31,420	520	0
	03/2017		$2,021	KRW	2,433,284	0	(6)
	04/2017	BRL	39,116		$11,325	0	(400)
NGF	01/2017		$141	INR	9,441	0	(2)
RBC	01/2017	DKK	2,685		$405	24	0
SCX	01/2017	CAD	147,573		109,395	0	(522)
	01/2017	HKD	515,654		66,511	9	0
	01/2017	JPY	22,315,085		199,698	8,751	0
	01/2017	MYR	144,397		34,411	2,232	0
	01/2017		$16,385	CAD	22,093	71	0
	01/2017		4,755	HKD	36,861	0	(1)
	01/2017		3,501	PHP	175,633	31	0
	02/2017	CNH	208,554		$30,121	549	0
	02/2017		$28,309	CNH	190,325	0	(1,322)
	02/2017		13,519	MXN	258,377	0	(1,123)
	02/2017		126	PLN	529	0	0
	03/2017	PHP	175,633		$3,472	0	(31)
	03/2017	TWD	4,880		153	2	0
	03/2017		$1,859	PHP	93,303	2	0
SOG	01/2017		107,155	GBP	86,916	0	(32)
	01/2017		268	KRW	304,357	0	(16)
	02/2017	GBP	86,916		$107,228	29	0
	02/2017	RUB	166,402		2,530	0	(151)
	03/2017		$2,333	TWD	75,587	0	0
TOR	01/2017	BRL	37,986		$11,655	0	(16)
	01/2017		$11,149	BRL	37,986	522	0
	04/2017	BRL	39,116		$11,198	0	(527)
UAG	01/2017	INR	157,414		2,287	0	(27)
	01/2017	KRW	34,215,647		30,199	1,858	0
	01/2017	THB	848,287		24,043	357	0
	01/2017		$1,280	EUR	1,205	0	(11)
	01/2017		61,692	HKD	478,793	56	0
	01/2017		6,500	IDR	85,800,357	2	(156)
	01/2017		11,666	INR	794,194	10	0
	01/2017		1,879	KRW	2,209,704	0	(49)
	01/2017		129	PHP	6,493	2	0
	02/2017		5,717	CNH	37,915	0	(341)
	03/2017	HKD	478,793		$61,685	0	(76)
	03/2017	IDR	1,186,767		87	0	0
	03/2017	TWD	1,794,561		56,855	1,459	0
	03/2017		$824	KRW	995,474	0	0
	03/2017		777	MYR	3,500	0	0
	03/2017		613	THB	22,068	3	0
	04/2017	INR	794,194		$11,540	0	(5)
	04/2017		$441	INR	30,411	1	0

Total Forward Foreign Currency Contracts						$58,907	$(17,934)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$34,200	$638	$534
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		700	28	106
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	19,800	774	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$13,600	571	2,453

							$2,011	$3,094

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$4,100	$401	$160
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		4,100	401	562
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		7,800	721	304
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		7,800	795	1,069
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		15,800	1,810	956
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,800	1,810	2,427
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	14,300	376	548
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$24,100	1,226	1,658
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	267	420
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$119,500	407	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		48,000	2,484	3,302
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		137,400	493	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	409	618
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$741,200	349	524
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		121,400	689	496
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		8,200	822	331
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		8,200	822	1,157
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		14,500	1,438	636
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		14,500	1,438	1,961
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		31,750	1,526	2,146
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,600	2,949	1,685
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,600	2,949	3,812
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		218,900	126	155

								$24,708	$24,929

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$477,100	$430	$359
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	431,700	43	6

						$473	$365

Total Purchased Options						$27,192	$28,388

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$34,200	$(351)	$(285)
	Call - OTC USD versus JPY		125.000	03/29/2017		34,200	(185)	(143)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		700	(28)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	9,211	(358)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		9,211	(320)	(185)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$16,736	(168)	(216)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,470	(291)	(16)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	19,800	(632)	(3)
	Put - OTC EUR versus MXN		18.900	03/21/2017		13,697	(556)	(5)
	Call - OTC EUR versus MXN		22.650	03/21/2017		13,697	(448)	(275)
	Put - OTC EUR versus USD		$1.028	01/17/2017		16,700	(83)	(35)
	Call - OTC EUR versus USD		1.055	01/17/2017		16,700	(128)	(157)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$13,600	(587)	0

							$(4,135)	$(1,323)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$120,200	$(1,250)	$(2,222)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	239,900	(2,555)	(4,434)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,800	(97)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,100	(305)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,600	(165)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,300	(328)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	329,400	(349)	(487)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	158,800	(1,681)	(2,959)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	26,100	(689)	(471)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	84,200	(128)	(125)

							$(7,547)	$(10,706)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$954,200	$(496)	$(396)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	431,700	0	(1)

						$(496)	$(397)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$780	$0	$22

Total Written Options					$(12,178)	$(12,404)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,006	$(1,651)	$590	$0	$(1,061)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	13,700	1,488	354	1,842	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	16,013	(3,341)	1,220	0	(2,121)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	18,700	2,037	477	2,514	0

					$(1,467)	$2,641	$4,356	$(3,182)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	5,580,000	$0	$226	$226	$0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		8,370,000	0	339	339	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	18,400	(3)	(99)	0	(102)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,690,000	0	149	149	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	31,200	(60)	145	85	0
	Receive	CPTFEMU	0.660	01/30/2020		35,100	(3)	253	250	0
	Receive	CPTFEMU	0.992	03/30/2020		72,500	(6)	(405)	0	(411)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	11,173,000	0	452	452	0

							$(72)	$1,060	$1,501	$(513)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	216	1-Month USD-LIBOR plus a specified spread	01/19/2017	$933	$0	$9	$9	$0
BPS	Pay	NDDUWXUS Index	18,086	1-Month USD-LIBOR plus a specified spread	01/19/2017	87,902	0	(976)	0	(976)
	Pay	S&P 500 Total Return Index	110,473	1-Month USD-LIBOR plus a specified spread	01/19/2017	463,515	0	(8,854)	0	(8,854)
	Pay	S&P 500 Total Return Index	288	1-Month USD-LIBOR plus a specified spread	02/16/2017	1,208	0	(23)	0	(23)
CBK	Receive	RALVEIIT Index	2,992,960	1-Month USD-LIBOR plus a specified spread	01/12/2017	327,430	0	5,042	5,042	0
	Receive	RALVEIUT Index	2,905,836	1-Month USD-LIBOR plus a specified spread	01/12/2017	381,565	0	11,761	11,761	0
	Receive	RALVEIUT Index	1,218,098	1-Month USD-LIBOR plus a specified spread	01/19/2017	165,101	0	(160)	0	(160)
	Receive	RALVEIUT Index	2,028,683	1-Month USD-LIBOR plus a specified spread	02/16/2017	266,386	0	8,244	8,244	0
	Receive	RALVEIUT Index	154,686	1-Month USD-LIBOR plus a specified spread	10/12/2017	20,312	0	626	626	0
DUB	Pay	NDUEEGF Index	263,873	1-Month USD-LIBOR plus a specified spread	01/19/2017	100,009	0	(168)	0	(168)
	Receive	RALVEIUT Index	186,894	1-Month USD-LIBOR plus a specified spread	10/26/2017	24,541	0	756	756	0
	Pay	NDUEEGF Index	25,330	1-Month USD-LIBOR plus a specified spread	11/29/2017	9,600	0	(14)	0	(14)
FBF	Receive	RALVEIIT Index	2,755,079	1-Month USD-LIBOR plus a specified spread	01/19/2017	295,482	0	10,396	10,396	0
	Receive	RALVEIIT Index	901,930	1-Month USD-LIBOR plus a specified spread	02/16/2017	96,732	0	3,410	3,410	0
	Receive	RALVEIIT Index	1,947,046	1-Month USD-LIBOR plus a specified spread	05/11/2017	213,007	0	3,388	3,388	0
	Receive	RALVEIET Index	1,634,988	1-Month USD-LIBOR plus a specified spread	07/13/2017	154,915	0	35	35	0
	Receive	RALVEIIT Index	196,737	1-Month USD-LIBOR plus a specified spread	11/29/2017	21,100	0	742	742	0
GST	Receive	RALVEIET Index	1,016,904	1-Month USD-LIBOR plus a specified spread	01/19/2017	96,016	0	313	313	0
	Receive	RALVEIUT Index	665,339	1-Month USD-LIBOR plus a specified spread	01/19/2017	87,366	0	2,697	2,697	0
	Receive	RALVEIET Index	579,148	1-Month USD-LIBOR plus a specified spread	07/13/2017	54,874	0	14	14	0
JPM	Pay	NDUEEGF Index	164,788	1-Month USD-LIBOR plus a specified spread	01/19/2017	62,455	0	(111)	0	(111)
MEI	Pay	NDDUWXUS Index	70,369	1-Month USD-LIBOR plus a specified spread	01/19/2017	334,964	0	(10,717)	0	(10,717)
	Pay	NDUEEGF Index	199,373	1-Month USD-LIBOR plus a specified spread	02/16/2017	75,563	0	(129)	0	(129)
	Receive	RALVEIET Index	1,107,495	1-Month USD-LIBOR plus a specified spread	05/11/2017	104,426	0	468	468	0
	Receive	RALVEIET Index	199,110	1-Month USD-LIBOR plus a specified spread	11/29/2017	18,800	0	48	48	0
SOG	Pay	S&P 500 Total Return Index	1,843	1-Month USD-LIBOR plus a specified spread	02/16/2017	7,733	0	(149)	0	(149)
UBS	Pay	NDDUWXUS Index	10,973	1-Month USD-LIBOR plus a specified spread	02/16/2017	52,233	0	(1,675)	0	(1,675)
	Receive	RALVEIET Index	663,107	1-Month USD-LIBOR plus a specified spread	08/24/2017	62,611	0	197	197	0

							$0	$25,170	$48,146	$(22,976)

Total Swap Agreements							$(1,539)	$28,871	$54,003	$(26,671)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $19,124 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$7,243	$0	$7,243
Corporate Bonds & Notes
Banking & Finance	0	174,807	0	174,807
Industrials	0	33,492	0	33,492
Utilities	0	31,775	0	31,775
Municipal Bonds & Notes
Illinois	0	2,664	0	2,664
U.S. Government Agencies	0	273,196	0	273,196
U.S. Treasury Obligations	0	510,205	0	510,205
Non-Agency Mortgage-Backed Securities	0	132,198	0	132,198
Asset-Backed Securities	0	219,370	1,900	221,270
Sovereign Issues	0	143,690	0	143,690
Short-Term Instruments
Certificates of Deposit	0	46,893	0	46,893
Commercial Paper	0	1,884	0	1,884
Repurchase Agreements	0	7,400	0	7,400
Japan Treasury Bills	0	221,895	0	221,895
U.S. Treasury Bills	0	11,208	0	11,208
	$0	$1,817,920	$1,900	$1,819,820

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,397	$0	$0	$59,397

Total Investments	$59,397	$1,817,920	$1,900	$1,879,217

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(6,936)	0	(6,936)
U.S. Treasury Obligations	0	(5,510)	0	(5,510)
	$0	$(12,446)	$0	$(12,446)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,509	930	0	3,439
Over the counter	0	141,298	0	141,298
	$2,509	$142,228	$0	$144,737

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,638)	(4,233)	0	(5,871)
Over the counter	0	(57,009)	0	(57,009)

	$(1,638)	$(61,242)	$0	$(62,880)

Total Financial Derivative Instruments	$871	$80,986	$0	$81,857

Totals	$60,268	$1,886,460	$1,900	$1,948,628

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.5%
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.0%
Ally Financial, Inc.
3.250% due 02/13/2018		$1,350	$1,360
BRFkredit A/S
2.000% due 10/01/2017	DKK	1,000	144
2.500% due 10/01/2047		300	43
4.000% due 01/01/2018		1,400	207
CIT Group, Inc.
4.250% due 08/15/2017		$100	101
Deutsche Bank AG
4.250% due 10/14/2021		600	602
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	3,100	447
2.000% due 01/01/2018		600	87
2.500% due 10/01/2047		500	71
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,700	1,235
Nykredit Realkredit A/S
2.500% due 10/01/2047	DKK	1,800	257
3.000% due 10/01/2047		1,000	147
4.000% due 01/01/2018		7,800	1,151
Realkredit Danmark A/S
1.000% due 01/01/2017		10,500	1,487
2.000% due 04/01/2017		6,900	983
2.500% due 10/01/2047		1,800	258
Vornado Realty LP
2.500% due 06/30/2019		$500	502

			9,082

INDUSTRIALS 0.7%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	418
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$1,500	1,501

			1,919

UTILITIES 0.4%
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	100	108
3.750% due 01/14/2021		100	106
6.250% due 12/14/2026	GBP	100	115
8.375% due 05/23/2021		$900	972

			1,301

Total Corporate Bonds & Notes (Cost $13,586)			12,302

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae, TBA
3.000% due 02/01/2047		5,000	4,956
3.500% due 01/01/2032 - 02/01/2047		9,000	9,262
Freddie Mac
1.036% due 09/25/2031		43	43
1.116% due 10/25/2029		302	299
10.622% due 05/15/2035		35	42
Small Business Administration
5.902% due 02/10/2018		62	64

Total U.S. Government Agencies (Cost $14,542)			14,666

U.S. TREASURY OBLIGATIONS 114.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (h)		6,451	6,520
0.125% due 04/15/2021 (h)		3,590	3,613
0.125% due 01/15/2023 (j)		209	208
0.125% due 07/15/2024 (j)		2,962	2,912
0.125% due 07/15/2026		1,936	1,873
0.250% due 01/15/2025 (j)		8,756	8,616
0.375% due 07/15/2023 (j)		966	975
0.375% due 07/15/2025		6,299	6,267
0.625% due 01/15/2026 (j)		1,617	1,632
0.625% due 02/15/2043 (j)		5,446	4,994

0.750% due 02/15/2042 (f)		50,106	47,512
1.000% due 02/15/2046 (j)		17,801	17,889
1.250% due 07/15/2020 (j)		998	1,054
1.375% due 02/15/2044 (j)		25,887	28,287
1.750% due 01/15/2028 (j)		2,527	2,823
1.875% due 07/15/2019 (h)(j)		1,245	1,326
2.125% due 02/15/2040 (f)		30,553	37,889
2.125% due 02/15/2041 (f)(j)		38,511	48,003
2.375% due 01/15/2025		8,033	9,228
2.500% due 01/15/2029 (f)		31,614	38,167
3.625% due 04/15/2028 (f)		25,197	33,161
3.875% due 04/15/2029 (f)		25,481	34,872
U.S. Treasury Notes
1.750% due 11/30/2021 (f)		5,860	5,811
2.125% due 12/31/2021 (j)		200	202

Total U.S. Treasury Obligations (Cost $353,345)			343,834

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust
3.124% due 01/25/2036 ^		195	171
3.160% due 11/25/2035 ^		433	365
Banc of America Funding Trust
3.057% due 03/20/2036		275	254
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		48	46
3.040% due 05/25/2035		57	56
3.366% due 12/25/2035 ^		400	284
Countrywide Alternative Loan Trust
1.567% due 12/25/2035		304	278
3.102% due 02/25/2037 ^		286	248
GMAC Mortgage Corp. Loan Trust
3.407% due 11/19/2035		303	284
3.838% due 06/19/2035		634	621
Marche Mutui SRL
0.108% due 02/25/2055	EUR	315	331
1.938% due 01/27/2064		883	936
Merrill Lynch Mortgage Investors Trust
1.416% due 09/25/2029		$326	323
Residential Accredit Loans, Inc. Trust
0.936% due 06/25/2046		215	93
Residential Asset Securitization Trust
1.206% due 12/25/2036 ^		427	109
5.000% due 08/25/2019		45	45
6.250% due 10/25/2036 ^		301	271
Structured Adjustable Rate Mortgage Loan Trust
3.142% due 07/25/2035 ^		175	150
Thornburg Mortgage Securities Trust
1.496% due 09/25/2044		259	238
Wachovia Mortgage Loan Trust LLC
3.172% due 10/20/2035		215	193
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045		128	121
2.783% due 09/25/2033		98	99
Wells Fargo Mortgage-Backed Securities Trust
3.135% due 07/25/2034		137	139

Total Non-Agency Mortgage-Backed Securities (Cost $5,775)			5,655

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036		55	32
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		370	369
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036		26	15
MASTR Specialized Loan Trust
1.956% due 07/25/2035		1,417	1,224
Morgan Stanley Mortgage Loan Trust
2.543% due 11/25/2036 ^		867	415
Navient Student Loan Trust
1.906% due 03/25/2066		593	600
Residential Asset Mortgage Products Trust
1.559% due 04/25/2034		1,507	1,332
Securitized Asset-Backed Receivables LLC Trust
1.046% due 11/25/2035		1,299	1,280
Soundview Home Loan Trust
0.816% due 11/25/2036		360	148

VOLT LLC
3.500% due 06/26/2045		380	382

Total Asset-Backed Securities (Cost $6,149)			5,797

SOVEREIGN ISSUES 16.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	1,875
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	42,800	12,748
0.000% due 01/01/2018 (b)		19,100	5,266
France Government International Bond
2.250% due 07/25/2020 (d)	EUR	933	1,120
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)		2,426	2,921
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	6,657	356
4.750% due 06/14/2018		17,587	824
7.750% due 05/29/2031		13,510	652
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	520	366
2.500% due 09/20/2035 (d)		1,318	936
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	839
4.750% due 04/17/2019	EUR	1,039	1,035
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	13,454	20,038
0.125% due 03/22/2046 (d)		793	1,591

Total Sovereign Issues (Cost $53,171)			50,567

SHORT-TERM INSTRUMENTS 11.5%
REPURCHASE AGREEMENTS (e) 1.7%			5,057
JAPAN TREASURY BILLS 6.6%
(0.341)% due 01/10/2017 - 02/06/2017 (a)(b)	JPY	2,310,000	19,767

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (b)(c)	MXN	1,800	86

U.S. TREASURY BILLS 3.2%
0.460% due 01/12/2017 - 03/09/2017 (a)(b)(f)(j)		$9,609	9,604

Total Short-Term Instruments (Cost $37,230)			34,514

Total Investments in Securities (Cost $483,798)			467,335

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		887,860	8,776

Total Short-Term Instruments (Cost $8,775)			8,776

Total Investments in Affiliates (Cost $8,775)			8,776

Total Investments 158.4% (Cost $492,573)			$476,111
Financial Derivative Instruments (g)(i) (2.6)% (Cost or Premiums, net $(597))			(7,810)
Other Assets and Liabilities, net (55.8)%			(167,632)

Net Assets 100.0%			$300,669

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$5,057	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(5,158)	$5,057	$5,057

Total Repurchase Agreements						$(5,158)	$5,057	$5,057

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.100%	12/28/2016	01/03/2017	$(1,568)	$(1,568)
BSN	0.800	10/25/2016	01/25/2017	(16,366)	(16,391)
	0.810	11/01/2016	01/03/2017	(6,373)	(6,382)
	0.820	10/28/2016	01/27/2017	(39,269)	(39,329)
	0.820	10/31/2016	01/30/2017	(3,012)	(3,016)
	0.850	01/03/2017	04/03/2017	(1,231)	(1,231)
GRE	0.930	12/21/2016	03/08/2017	(5,439)	(5,441)
	0.930	12/22/2016	03/08/2017	(5,794)	(5,796)
	1.050	11/17/2016	01/17/2017	(15,180)	(15,201)

Total Reverse Repurchase Agreements					$(94,355)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
MSC	1.110%	12/01/2016	01/03/2017	$(2,611)	$(2,613)
TDM	0.830	10/19/2016	01/19/2017	(78,065)	(78,203)

Total Sale-Buyback Transactions					$(80,816)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(472,392) at a weighted average interest rate of 0.604%.
(4)	Payable for sale-buyback transactions includes $(29) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$1,000	$(982)	$(993)
Fannie Mae, TBA	4.000	01/01/2047	3,000	(3,146)	(3,152)

Total Short Sales				$(4,128)	$(4,145)

(f)	Securities with an aggregate market value of $175,520 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	30	$0	$0
Call - CBOT U.S. Treasury 5-Year Note April Futures	125.000	03/24/2017	226	2	1
Call - CBOT U.S. Treasury 5-Year Note April Futures	128.000	03/24/2017	260	2	1

				$4	$2

Total Purchased Options				$4	$2

Written Options:
Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	16	$(7)	$(3)

Total Written Options				$(7)	$(3)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	Short	03/2017	6	$(8)	$1	$0
Euro-BTP Italy Government Bond March Futures	Short	03/2017	19	(49)	6	(9)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	1	(3)	0	(1)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	15	(24)	7	(7)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	430	6	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	430	(23)	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	30	8	0	(2)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	226	37	0	(37)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	16	16	6	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	182	213	0	(137)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	151	(218)	146	0
United Kingdom Long Gilt March Futures	Short	03/2017	74	(191)	4	(76)

Total Futures Contracts				$(236)	$170	$(269)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$7,000	$(446)	$(196)	$0	$(9)
CDX.IG-27 5-Year Index	1.000	12/20/2021	1,600	(26)	(2)	0	0

				$(472)	$(198)	$0	$(9)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive *	3-Month USD-LIBOR	0.996%	04/05/2018		$600	$2	$2	$0	$0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		7,600	169	(25)	0	(9)
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		25,800	20	182	49	0
Receive *	3-Month USD-LIBOR	2.300	04/21/2026		1,350	26	32	0	(3)
Receive *	3-Month USD-LIBOR	2.300	04/27/2026		11,400	223	267	0	(26)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		4,850	193	201	0	(11)
Receive *	3-Month USD-LIBOR	2.000	07/27/2026		400	13	15	0	(1)
Receive *	3-Month USD-LIBOR	2.400	12/07/2026		210	3	10	0	(1)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		3,040	251	291	0	(26)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		5,700	(15)	(135)	0	(53)
Receive *	6-Month GBP-LIBOR	0.500	03/15/2019	GBP	7,450	25	39	0	(8)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		8,100	484	249	0	(59)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		560	(12)	(48)	0	(9)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		1,640	(163)	(149)	0	(29)
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	2,600	(3)	(3)	1	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		2,200	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		10,300	4	4	4	0
Pay	28-Day MXN-TIIE	8.300	12/11/2031		2,600	2	2	1	0
Receive	CPTFEMU	0.580	10/15/2017	EUR	5,500	1	19	0	(1)
Pay	CPTFEMU	0.830	05/15/2018		12,900	(138)	(82)	0	(2)
Receive	CPTFEMU	0.625	09/15/2018		1,600	7	11	0	0
Receive	CPTFEMU	0.650	10/15/2018		1,500	7	10	0	0
Receive	CPTFEMU	0.882	11/15/2018		900	6	6	0	0
Receive	CPTFEMU	0.875	05/15/2021		5,900	126	87	4	0
Pay	CPTFEMU	1.165	12/15/2021		890	2	1	1	0
Receive	CPURNSA	2.026	11/23/2020		$1,300	8	8	0	0
Receive	CPURNSA	2.021	11/25/2020		1,300	8	8	0	0
Receive	FRCPXTOB	0.890	11/15/2018	EUR	700	6	6	1	0
Pay	UKRPI	3.275	09/15/2030	GBP	1,300	(57)	1	0	(3)
Pay	UKRPI	3.300	12/15/2030		4,670	(238)	24	0	(12)
Pay	UKRPI	3.530	10/15/2031		1,490	(23)	(23)	0	(5)
Pay	UKRPI	3.615	10/15/2031		750	4	4	0	(2)
Pay	UKRPI	3.357	04/15/2035		4,900	(199)	54	0	(7)
Pay	UKRPI	3.585	10/15/2046		300	(12)	5	1	0

						$729	$1,072	$62	$(267)

Total Swap Agreements						$257	$874	$62	$(276)

*	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $2,931 and cash of $2,385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	SGD	1,216		$862	$22	$0
	01/2017		$10,603	EUR	10,195	131	0
	02/2017	EUR	10,195		$10,618	0	(130)
	02/2017		$534	RUB	34,157	17	0
	04/2017	DKK	7,051		$1,068	64	0
	04/2017		$2	DKK	13	0	0
BPS	01/2017	BRL	26,500		$6,102	0	(2,040)
	01/2017	DKK	10,605		1,623	122	0
	01/2017	EUR	14,929		15,834	117	0
	01/2017	GBP	17,989		22,494	323	0
	01/2017	INR	28,249		418	3	0
	01/2017		$8,131	BRL	26,500	11	0
	02/2017	JPY	140,000		$1,337	137	0
	04/2017	BRL	9,000		2,559	0	(139)
	01/2018		1,010		280	0	(5)
BRC	02/2017		$2,898	CNH	19,727	0	(106)
CBK	01/2017	DKK	12,235		$1,797	64	0
	01/2017	JPY	560,000		5,435	642	0
	01/2017	NZD	1,981		1,402	26	0
	01/2017		$350	COP	1,047,720	0	(3)
	02/2017	JPY	500,000		$4,772	486	0
DUB	01/2017	BRL	32,400		7,488	0	(2,467)
	01/2017	INR	18,724		277	2	0
	01/2017		$9,937	BRL	32,400	18	0
	02/2017		1,031	MXN	19,777	0	(82)
	01/2018	BRL	10,300		$2,895	0	(12)
FBF	02/2017		$271	RUB	16,798	0	0
GLM	01/2017	BRL	54,300		$12,703	0	(3,980)
	01/2017	DKK	4,300		610	2	(1)
	01/2017	JPY	1,110,000		10,971	1,469	0
	01/2017		$16,643	BRL	54,300	41	0
	01/2017		3,853	JPY	438,700	0	(99)
	02/2017		150	MXN	3,070	0	(3)
HUS	01/2017	COP	1,081,477		$354	0	(5)
	01/2017		$166	DKK	1,105	0	(10)
	02/2017	MXN	49,171		$2,613	254	0
	10/2017	DKK	1,020		156	10	0
IND	01/2017		$22,494	GBP	18,373	150	0
	02/2017	GBP	18,373		$22,509	0	(152)
	04/2017	BRL	13,000		3,722	0	(175)
JPM	01/2017	AUD	1,045		771	17	0
	01/2017	BRL	47,500		11,174	0	(3,420)
	01/2017	CNH	39,848		5,757	48	0
	01/2017	DKK	2,025		296	10	(1)
	01/2017	GBP	384		489	16	0
	01/2017		$14,341	BRL	47,500	253	0
	01/2017		4,343	EUR	4,046	0	(83)
	02/2017		947	MXN	19,882	8	(1)
	04/2017	BRL	20,800		$5,962	0	(273)
	10/2017	DKK	1,040		159	10	0
	01/2018	BRL	2,090		578	0	(12)
MSB	01/2017		101,000		30,990	0	(42)
	01/2017		$28,260	BRL	101,000	2,772	0
NGF	01/2017	BRL	13,300		$4,081	0	(6)
	01/2017		$4,083	BRL	13,300	10	(7)
	01/2018	BRL	5,700		$1,589	0	(20)
SCX	01/2017		3,184		973	0	(6)
	01/2017	CNH	40,300		5,862	88	0
	01/2017	JPY	534,728		4,785	210	0
	01/2017		$977	BRL	3,184	1	0
	01/2017		7,593	CNH	52,931	0	(9)
	02/2017	CNH	52,931		$7,516	26	0
	02/2017	MXN	1,786		87	1	0
	02/2017		$964	BRL	3,184	6	0
SOG	01/2017		4,036	CNH	27,217	0	(137)
TOR	01/2017	BRL	32,896		$7,591	0	(2,516)
	01/2017		$9,698	BRL	32,896	409	0
UAG	01/2017		743	EUR	688	0	(19)
	01/2017		1,552	INR	104,796	0	(12)
	02/2017	CNH	5,104		$744	22	0

Total Forward Foreign Currency Contracts						$8,018	$(15,973)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	02/13/2017	$22,600	$11	$15
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,800	381	139
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,800	381	596
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	112,100	50	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	35,800	19	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	13,800	157	475
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	17,200	200	563
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	3,900	390	419
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	3,900	409	432
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	4,500	424	521
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	345
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	89,500	45	26

							$2,907	$3,631

Total Purchased Options							$2,907	$3,631

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	300	$(1)	$0
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		1,300	(3)	(1)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		1,300	(2)	0
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		800	(1)	0
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		300	(1)	0
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017	$	3,500	(9)	(8)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	400	(1)	0

							$(18)	$(9)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$1.297	01/27/2017	GBP	2,430	$(19)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$(1)
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(126)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(214)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(117)

							$(1,864)	$(460)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	02/16/2017	$11,100	$(79)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	11,100	(89)	(116)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	18,200	(391)	(504)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	18,200	(410)	(515)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	21,300	(427)	(634)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	3,300	(29)	(7)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	3,300	(29)	(68)

							$(1,454)	$(1,850)

Total Written Options							$(3,355)	$(2,321)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.981%	$1,000	$(8)	$9	$1	$0
CBK	Brazil Government International Bond	1.000	06/20/2021	2.514	200	(16)	4	0	(12)
	Mexico Government International Bond	1.000	06/20/2021	1.407	200	(4)	1	0	(3)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514	300	(24)	5	0	(19)
	Mexico Government International Bond	1.000	06/20/2021	1.407	2,300	(53)	14	0	(39)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.407	700	(16)	4	0	(12)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622	500	(28)	15	0	(13)

						$(149)	$52	$1	$(98)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017		$7,850	$0	$(12)	$0	$(12)
	Pay	CPURNSA	1.510	01/15/2017		6,400	0	(9)	0	(9)
	Pay	CPURNSA	2.000	04/15/2017		4,650	0	(14)	0	(14)
	Receive	CPURNSA	1.010	10/16/2017		3,100	0	38	38	0
	Receive	CPURNSA	1.565	06/07/2018		2,100	0	16	16	0
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	700	0	1	1	0
CBK	Pay	CPTFEMU	1.177	05/15/2026		2,400	(1)	(75)	0	(76)
DUB	Receive	CPURNSA	2.500	07/15/2022		$900	6	(82)	0	(76)
	Receive	CPURNSA	2.560	05/08/2023		1,700	0	(145)	0	(145)
GLM	Receive	CPURNSA	2.415	02/12/2017		1,800	0	(91)	0	(91)
	Pay	CPURNSA	2.060	05/12/2025		22,700	0	(163)	0	(163)
JPM	Pay	CPURNSA	1.512	01/15/2017		6,300	0	(9)	0	(9)
	Pay	CPURNSA	2.000	04/15/2017		4,700	(3)	(11)	0	(14)
	Receive	CPURNSA	1.550	07/26/2021		2,000	0	62	62	0
	Receive	CPURNSA	1.602	09/12/2021		770	0	21	21	0
	Pay	CPURNSA	1.730	07/26/2026		2,000	0	(109)	0	(109)
	Pay	CPURNSA	1.801	09/12/2026		770	0	(36)	0	(36)
MYC	Pay	CPURNSA	1.805	09/20/2026		300	0	(14)	0	(14)
RYL	Pay	FRCPXTOB	1.140	08/15/2026	EUR	2,900	1	(125)	0	(124)

							$3	$(757)	$138	$(892)

Total Swap Agreements							$(146)	$(705)	$139	$(990)

(j)	Securities with an aggregate market value of $11,706 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,082	$0	$9,082
Industrials	0	1,919	0	1,919
Utilities	0	1,301	0	1,301
U.S. Government Agencies	0	14,666	0	14,666
U.S. Treasury Obligations	0	343,834	0	343,834
Non-Agency Mortgage-Backed Securities	0	5,655	0	5,655
Asset-Backed Securities	0	5,797	0	5,797
Sovereign Issues	0	50,567	0	50,567
Short-Term Instruments
Repurchase Agreements	0	5,057	0	5,057
Japan Treasury Bills	0	19,767	0	19,767
Mexico Treasury Bills	0	86	0	86
U.S. Treasury Bills	0	9,604	0	9,604
	$0	$467,335	$0	$467,335

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,776	$0	$0	$8,776

Total Investments	$8,776	$467,335	$0	$476,111

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,145)	$0	$(4,145)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	170	64	0	234
Over the counter	0	11,788	0	11,788
	$170	$11,852	$0	$12,022

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(272)	(276)	0	(548)
Over the counter	0	(19,284)	0	(19,284)

	$(272)	$(19,560)	$0	$(19,832)

Total Financial Derivative Instruments	$(102)	$(7,708)	$0	$(7,810)

Totals	$8,674	$455,482	$0	$464,156

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.7%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022		$190	$190

Total Bank Loan Obligations (Cost $180)			190

CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 5.7%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		600	613
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		32,100	32,065
2.750% due 01/30/2017		92,900	92,935
3.250% due 02/13/2018		5,600	5,642
3.500% due 01/27/2019		400	403
3.600% due 05/21/2018		7,000	7,070
5.500% due 02/15/2017		19,700	19,786
6.250% due 12/01/2017		6,300	6,544
American International Group, Inc.
5.850% due 01/16/2018		7,200	7,509
Bank of America N.A.
1.303% due 05/08/2017		4,800	4,805
1.750% due 06/05/2018		49,725	49,726
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,550	6,932
BPCE S.A.
4.625% due 07/11/2024		8,300	8,204
BRFkredit A/S
2.000% due 10/01/2017	DKK	57,700	8,315
2.500% due 10/01/2047		11,500	1,651
4.000% due 01/01/2018		29,800	4,402
CIT Group, Inc.
3.875% due 02/19/2019		$1,600	1,638
4.250% due 08/15/2017		3,700	3,751
5.000% due 05/15/2018		1,800	1,827
5.250% due 03/15/2018		1,100	1,143
5.375% due 05/15/2020		800	852
5.500% due 02/15/2019		1,500	1,586
6.625% due 04/01/2018		400	422
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	115,890	5,632
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,300	11,402
Deutsche Bank AG
4.250% due 10/14/2021		51,500	51,707
Eksportfinans ASA
5.500% due 06/26/2017		4,750	4,823
Goldman Sachs Group, Inc.
2.163% due 09/15/2020		47,900	48,372
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	596
ING Bank NV
2.625% due 12/05/2022		$14,400	14,315
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
6.250% due 05/15/2019		600	646
7.125% due 09/01/2018		21,600	23,328
8.250% due 12/15/2020		700	817
8.875% due 09/01/2017		100	105
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	300
6.500% due 02/24/2021		1,900	2,084
JPMorgan Chase & Co.
1.432% due 04/25/2018		14,640	14,684
2.750% due 06/23/2020		20,876	21,060
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	273
Navient Corp.
4.875% due 06/17/2019		100	104
5.500% due 01/15/2019		12,475	12,974
8.450% due 06/15/2018		200	216
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	45,400	6,504
2.000% due 10/01/2017		84,400	12,161
2.000% due 01/01/2018		5,200	755
2.500% due 10/01/2047		18,800	2,689

Nykredit Realkredit A/S
1.000% due 07/01/2017		35,300	5,033
1.000% due 10/01/2017		173,000	24,777
2.000% due 10/01/2017		72,000	10,373
2.000% due 04/01/2018		76,900	11,208
2.500% due 10/01/2047		84,100	12,015
3.000% due 10/01/2047		14,800	2,179
4.000% due 01/01/2018		2,300	339
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$900	942
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	86,600	12,262
1.000% due 04/01/2017		25,500	3,624
1.000% due 01/01/2018		66,900	9,614
1.000% due 04/01/2018		87,800	12,637
2.000% due 04/01/2017		75,400	10,740
2.000% due 01/01/2018		29,400	4,259
2.500% due 10/01/2047		64,900	9,293
Santander Holdings USA, Inc.
2.380% due 11/24/2017		$2,300	2,320
Springleaf Finance Corp.
5.250% due 12/15/2019		1,300	1,313
Synchrony Financial
2.287% due 11/09/2017		3,300	3,322

			639,720

INDUSTRIALS 0.8%
AbbVie, Inc.
1.800% due 05/14/2018		4,900	4,905
Actavis Funding SCS
3.000% due 03/12/2020		3,200	3,245
Altice Financing S.A.
6.625% due 02/15/2023		1,100	1,133
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,500
7.750% due 05/15/2022		$200	214
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	199
Celgene Corp.
2.300% due 08/15/2018		800	805
Cox Communications, Inc.
9.375% due 01/15/2019		400	452
DISH DBS Corp.
4.625% due 07/15/2017		200	203
7.875% due 09/01/2019		100	111
Forest Laboratories LLC
5.000% due 12/15/2021		2,600	2,811
Harley-Davidson Funding Corp.
6.800% due 06/15/2018		200	214
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	18,701
Japan Tobacco, Inc.
2.100% due 07/23/2018		$200	201
Kinder Morgan, Inc.
7.250% due 06/01/2018		1,500	1,599
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	20,169
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017		23,400	23,438
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,506	2,885
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,700	2,704

			87,489

UTILITIES 0.4%
NextEra Energy Capital Holdings, Inc.
6.000% due 03/01/2019		800	865
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	600	647
3.750% due 01/14/2021		100	106
3.873% due 03/17/2020		$3,000	2,940
4.375% due 05/20/2023		1,900	1,665
4.875% due 03/17/2020		3,500	3,469
5.375% due 01/27/2021		7,142	7,003
5.750% due 01/20/2020		1,300	1,319
6.250% due 12/14/2026	GBP	1,200	1,387
6.625% due 01/16/2034		100	108
7.875% due 03/15/2019		$173	186
8.375% due 05/23/2021		17,800	19,224
Sprint Communications, Inc.
8.375% due 08/15/2017		700	727

Vodafone Group PLC
4.625% due 07/15/2018	400	416

		40,062

Total Corporate Bonds & Notes (Cost $781,281)		767,271

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
0.644% due 12/25/2036	173	169
0.816% due 07/25/2037	800	782
0.886% due 03/25/2036	296	283
1.106% due 07/25/2037 - 05/25/2042	353	355
1.196% due 05/25/2036	123	123
1.201% due 02/25/2037	834	833
1.741% due 06/01/2043 - 10/01/2044	1,282	1,307
1.842% due 04/01/2032	24	25
1.900% due 02/01/2032	5	6
2.253% due 02/01/2034	16	17
2.340% due 11/01/2033	21	22
2.393% due 10/01/2033	3	3
2.409% due 04/01/2033	287	305
2.460% due 04/01/2027	45	46
2.765% due 05/01/2035	260	273
2.821% due 09/01/2034	14	15
2.858% due 05/25/2035	30	32
2.980% due 05/01/2036	31	32
3.360% due 04/01/2035	111	117
4.311% due 12/01/2036	79	83
4.714% due 09/01/2034	46	48
6.500% due 06/25/2028	41	45
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	132,220	131,166
3.500% due 01/01/2032 - 02/01/2047	245,870	252,010
4.000% due 01/01/2047	9,000	9,458
Freddie Mac
0.796% due 12/25/2036	471	469
0.974% due 01/15/2037	9	9
1.016% due 08/25/2031	236	231
1.036% due 09/25/2031	561	554
1.741% due 02/25/2045	1,004	1,018
1.941% due 07/25/2044	207	207
2.544% due 01/01/2034	274	292
2.717% due 07/01/2036	137	144
2.737% due 09/01/2036	143	151
2.924% due 10/01/2036	62	66
2.966% due 06/01/2033	187	198
3.377% due 01/01/2034	301	319
4.500% due 07/15/2020	600	618
6.500% due 01/25/2028	18	20
7.000% due 10/15/2030	44	50
Ginnie Mae
1.107% due 06/16/2031 - 03/16/2032	37	36
1.426% due 01/20/2060	30,214	30,365
2.000% due 12/20/2035	663	689
2.125% due 07/20/2035	26	27
Small Business Administration
5.902% due 02/10/2018	377	392

Total U.S. Government Agencies (Cost $429,624)		433,410

U.S. TREASURY OBLIGATIONS 96.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (g)(i)	607,318	613,773
0.125% due 04/15/2021	88,560	89,119
0.125% due 01/15/2022	222,860	223,395
0.125% due 07/15/2022 (g)	1,267,798	1,271,897
0.125% due 01/15/2023 (g)	493,425	490,127
0.125% due 07/15/2024 (k)	189,534	186,331
0.125% due 07/15/2026 (g)	18,857	18,243
0.250% due 01/15/2025 (k)	293,377	288,670
0.375% due 07/15/2023 (g)	452,848	457,221
0.375% due 07/15/2025 (k)	72,618	72,253
0.625% due 07/15/2021 (g)	929,383	959,610
0.625% due 01/15/2024	221,347	225,392
0.625% due 01/15/2026	61,098	61,659
0.625% due 02/15/2043 (k)	45,314	41,556
0.750% due 02/15/2042 (g)	117,236	111,167
1.000% due 02/15/2046 (k)	194,697	195,653
1.250% due 07/15/2020 (i)	283,698	299,735
1.375% due 07/15/2018 (i)(k)	6,748	7,005
1.375% due 01/15/2020 (i)	204,305	214,950
1.375% due 02/15/2044 (g)	546,815	597,494
1.625% due 01/15/2018 (i)(k)	10,921	11,209
1.750% due 01/15/2028	247,880	276,983
1.875% due 07/15/2019 (i)(k)	13,108	13,963

2.125% due 01/15/2019 (i)(k)	12,665	13,385
2.125% due 02/15/2040	117,483	145,690
2.125% due 02/15/2041 (g)(k)	31,660	39,463
2.375% due 01/15/2025	494,163	567,712
2.375% due 01/15/2027	140,114	164,258
2.500% due 01/15/2029 (k)	357,207	431,258
3.375% due 04/15/2032 (k)	136	188
3.625% due 04/15/2028 (g)	965,530	1,270,706
3.875% due 04/15/2029 (g)	841,230	1,151,233
U.S. Treasury Notes
1.750% due 11/30/2021 (g)	167,070	165,680
2.000% due 11/15/2026 (g)	15,400	14,795
2.125% due 12/31/2021 (g)(k)	6,200	6,248

Total U.S. Treasury Obligations (Cost $10,714,644)		10,698,021

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
3.093% due 10/25/2035 ^	1,131	1,022
3.255% due 08/25/2035	1,094	1,047
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	701	516
0.966% due 10/25/2046	9,572	6,421
American Home Mortgage Investment Trust
2.778% due 09/25/2045	930	921
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	425	433
5.548% due 06/10/2049	4,260	4,284
5.747% due 02/10/2051	6,010	6,093
Banc of America Funding Trust
3.211% due 01/20/2047 ^	379	322
5.753% due 10/25/2036 ^	306	269
5.837% due 01/25/2037 ^	255	218
5.888% due 04/25/2037 ^	213	185
Banc of America Mortgage Trust
3.239% due 07/25/2035 ^	995	926
3.598% due 12/25/2034	823	823
Banc of America Re-REMIC Trust
5.743% due 02/17/2051	2,683	2,696
BCAP LLC Trust
0.926% due 01/25/2037 ^	2,214	1,842
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 11/25/2030	92	89
2.991% due 02/25/2036 ^	456	385
3.108% due 10/25/2035	1,416	1,404
3.183% due 05/25/2047 ^	1,910	1,738
3.326% due 02/25/2034	1,294	1,295
3.351% due 01/25/2034	1,046	1,049
3.526% due 01/25/2034	324	329
3.577% due 11/25/2034	179	177
Bear Stearns ALT-A Trust
2.993% due 05/25/2035	80	79
3.044% due 08/25/2036 ^	509	380
3.110% due 08/25/2036 ^	581	406
3.130% due 11/25/2036	1,560	1,225
3.149% due 09/25/2035	119	103
Chase Mortgage Finance Trust
3.097% due 02/25/2037	136	135
3.109% due 12/25/2035 ^	1,165	1,117
3.167% due 02/25/2037	98	99
ChaseFlex Trust
1.256% due 06/25/2035	392	250
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.772% due 07/25/2036	526	475
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	679	680
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	440	427
2.874% due 03/25/2034	185	183
3.040% due 05/25/2035	478	471
3.043% due 07/25/2046 ^	1,397	1,198
3.395% due 09/25/2037 ^	586	502
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	859	858
Countrywide Alternative Loan Trust
0.919% due 02/20/2047 ^	109	76
0.926% due 01/25/2037 ^	338	312
0.934% due 12/20/2046 ^	6,595	4,802
0.949% due 07/20/2046 ^	6,620	3,626
1.059% due 11/20/2035	784	655
1.456% due 10/25/2035 ^	211	170
1.567% due 12/25/2035	1,286	1,178
3.102% due 02/25/2037 ^	5,769	5,014
5.500% due 10/25/2033	1,119	1,126
6.000% due 01/25/2037 ^	3,021	2,519
6.000% due 02/25/2037 ^	115	80
6.500% due 08/25/2032	652	655

Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		620	578
2.903% due 04/25/2035 ^		780	690
2.972% due 03/25/2037 ^		406	288
2.974% due 04/20/2036 ^		260	231
3.009% due 01/20/2035		251	251
3.045% due 04/20/2035		194	194
3.102% due 01/20/2035		121	115
3.105% due 11/25/2034		19	19
3.122% due 11/20/2034		337	322
3.131% due 11/19/2033		62	61
3.141% due 02/25/2047 ^		399	331
3.147% due 02/20/2036 ^		172	142
5.500% due 11/25/2035 ^		240	214
5.500% due 04/25/2038		631	642
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033		16	16
2.822% due 04/25/2034		89	89
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		525	281
Deco UK PLC
0.565% due 01/27/2020	GBP	1,098	1,349
Deutsche ALT-A Securities, Inc.
3.089% due 10/25/2035		$185	153
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.054% due 06/26/2035		349	348
First Horizon Alternative Mortgage Securities Trust
2.757% due 09/25/2034		378	369
2.996% due 06/25/2034		671	657
6.250% due 08/25/2037 ^		329	261
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035		1,022	887
GreenPoint Mortgage Funding Trust
1.196% due 06/25/2045		1,029	903
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	247	197
GSR Mortgage Loan Trust
3.135% due 04/25/2035		$137	132
3.160% due 11/25/2035		102	101
3.209% due 07/25/2035		625	617
3.214% due 11/25/2035 ^		1,299	1,187
3.357% due 11/25/2035		1,059	1,018
HarborView Mortgage Loan Trust
0.934% due 07/21/2036		794	644
0.976% due 03/19/2036		1,192	875
0.986% due 01/19/2036		2,433	1,614
1.046% due 11/19/2035		1,446	1,188
1.079% due 06/20/2035		356	336
1.176% due 05/19/2035		11	10
2.965% due 04/19/2034		179	178
3.208% due 01/19/2035		835	824
HomeBanc Mortgage Trust
2.749% due 04/25/2037 ^		1,386	903
Impac CMB Trust
1.656% due 10/25/2033		261	250
IndyMac Mortgage Loan Trust
0.956% due 06/25/2046		2,884	2,176
1.056% due 11/25/2035 ^		270	157
1.056% due 06/25/2037 ^		468	238
2.989% due 06/25/2036		424	402
3.000% due 08/25/2035		281	233
3.000% due 08/25/2035 ^		224	186
3.004% due 12/25/2034		153	144
3.030% due 10/25/2035		229	188
3.067% due 10/25/2034		743	718
3.141% due 08/25/2036		684	654
3.163% due 01/25/2036 ^		321	266
3.169% due 11/25/2035 ^		628	583
3.396% due 11/25/2035 ^		52	48
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		765	777
JPMorgan Mortgage Trust
2.947% due 06/25/2035		62	62
2.994% due 06/25/2036		57	51
3.060% due 10/25/2035 ^		206	175
3.086% due 07/25/2035		882	879
3.104% due 08/25/2035		604	599
3.130% due 07/25/2035		247	244
3.132% due 11/25/2035		485	462
3.202% due 04/25/2035		74	74
3.218% due 07/25/2035		139	139
3.248% due 08/25/2035		606	598
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		10,276	10,531

Luminent Mortgage Trust
0.764% due 12/25/2036 ^		1,298	1,084
Marche Mutui SRL
0.108% due 02/25/2055	EUR	1,346	1,414
1.938% due 01/27/2064		3,793	4,022
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046		$2,552	1,840
2.899% due 12/25/2033		1,637	1,588
3.043% due 11/21/2034		671	686
3.307% due 12/25/2033		73	73
MASTR Alternative Loan Trust
1.156% due 03/25/2036		1,051	203
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031		145	136
1.444% due 09/15/2030		68	67
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030		247	237
1.184% due 06/15/2030		139	133
1.564% due 08/15/2032		277	264
2.610% due 10/20/2029		90	90
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		989	917
1.617% due 10/25/2035		792	755
1.748% due 03/25/2030		57	55
1.948% due 11/25/2029		33	32
2.688% due 02/25/2035		631	622
2.710% due 10/25/2035		610	612
2.774% due 12/25/2035		217	200
2.802% due 05/25/2036		553	535
2.812% due 12/25/2034		778	779
2.883% due 02/25/2034		2,077	2,089
2.920% due 02/25/2033		1,593	1,536
3.166% due 06/25/2037		693	671
3.292% due 09/25/2035 ^		293	265
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		3,421	3,490
Morgan Stanley Capital Trust
5.902% due 06/11/2049		1,921	1,951
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		343	244
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		609	611
5.793% due 08/15/2045		3,807	3,817
New York Mortgage Trust
3.112% due 05/25/2036 ^		397	360
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.329% due 02/25/2036 ^		229	190
5.820% due 03/25/2047		492	489
6.138% due 03/25/2047		456	453
Provident Funding Mortgage Loan Trust
2.913% due 08/25/2033		876	876
2.951% due 04/25/2034		36	36
Residential Accredit Loans, Inc. Trust
0.936% due 06/25/2046		3,579	1,546
1.036% due 12/25/2045		1,744	1,247
1.056% due 08/25/2035		130	103
1.927% due 09/25/2045		175	152
4.275% due 09/25/2035 ^		322	269
6.000% due 10/25/2034		100	105
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^		88	41
5.000% due 08/25/2019		67	67
5.500% due 06/25/2033		183	186
6.250% due 10/25/2036 ^		1,204	1,084
Sequoia Mortgage Trust
0.939% due 07/20/2036		2,096	1,925
1.436% due 10/19/2026		43	42
1.499% due 10/20/2027		68	64
1.539% due 10/20/2027		124	121
1.639% due 12/20/2032		136	131
1.761% due 05/20/2034		832	798
Structured Adjustable Rate Mortgage Loan Trust
1.076% due 10/25/2035		1,045	879
1.974% due 01/25/2035		32	25
2.793% due 10/25/2037 ^		367	259
3.051% due 05/25/2036 ^		652	598
3.081% due 08/25/2035		171	158
3.087% due 09/25/2035		1,108	986
3.093% due 02/25/2034		482	484
3.112% due 04/25/2034		14	14
3.139% due 09/25/2036 ^		1,107	803
3.192% due 09/25/2034		25	25
3.263% due 11/25/2035 ^		252	201
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		254	191
0.966% due 04/25/2036		1,206	975

0.966% due 05/25/2036		4,766	3,709
0.986% due 07/19/2035		1,172	1,121
1.066% due 12/25/2035 ^		428	316
1.396% due 09/19/2032		261	254
1.396% due 10/19/2034		106	102
1.436% due 03/19/2034		301	293
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.056% due 01/25/2034		39	39
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035		205	210
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	139
Trinity Square PLC
1.551% due 07/15/2051	GBP	20,497	25,311
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 07/25/2045		$38	36
1.156% due 10/25/2044		462	418
1.267% due 03/25/2047 ^		7,201	5,524
1.306% due 07/25/2044		2,392	2,200
1.337% due 05/25/2047		1,047	925
1.361% due 12/25/2046 ^		3,671	2,874
1.436% due 01/25/2045		1,489	1,369
1.547% due 06/25/2046		130	121
1.567% due 02/25/2046		978	902
1.767% due 11/25/2042		62	57
1.848% due 02/27/2034		1,106	1,085
1.967% due 06/25/2042		175	169
2.137% due 01/25/2037 ^		2,044	1,753
2.361% due 04/25/2037 ^		1,395	1,219
2.520% due 02/25/2037 ^		3,226	2,925
2.523% due 05/25/2037 ^		2,715	2,178
2.658% due 12/25/2036 ^		1,289	1,123
2.748% due 09/25/2035		519	519
2.795% due 03/25/2034		121	121
2.798% due 03/25/2035		185	186
2.834% due 06/25/2033		673	680
2.850% due 12/25/2035		66	62
2.964% due 12/25/2035		770	707
Washington Mutual Mortgage Pass-Through Certificates Trust
1.537% due 05/25/2046		2,086	1,666
Wells Fargo Mortgage-Backed Securities Trust
3.010% due 06/25/2035		32	33
3.014% due 01/25/2035		1,078	1,073
3.023% due 06/25/2035		160	160
3.025% due 03/25/2036		190	188
3.072% due 01/25/2035		447	437
3.080% due 04/25/2036		516	510
3.082% due 10/25/2035		1,263	1,224
3.087% due 04/25/2036		352	344
3.094% due 03/25/2035		390	393
6.000% due 08/25/2036		1,672	1,655

Total Non-Agency Mortgage-Backed Securities (Cost $207,588)			216,565

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp. Home Equity Loan Trust
2.556% due 10/25/2032		90	88
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.376% due 05/25/2035		1,800	1,601
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.116% due 10/25/2035		2,235	2,159
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		10,400	10,409
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		1,701	1,697
Bear Stearns Asset-Backed Securities Trust
0.866% due 04/25/2031		355	371
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	909	956
Citigroup Mortgage Loan Trust, Inc.
0.976% due 08/25/2036		$1,250	1,152
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	6,901	7,250
0.815% due 01/30/2024	GBP	1,023	1,260
0.844% due 07/25/2024		1,965	2,391
Countrywide Asset-Backed Certificates Trust
0.906% due 02/25/2037		$902	888
1.204% due 08/25/2035		1,190	1,181
1.356% due 08/25/2035		26	26
1.536% due 11/25/2034		1,019	998
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		250	127
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	667	700
1.156% due 02/22/2027		$5,540	5,504
1.216% due 02/22/2027		4,643	4,616

Equity One Mortgage Pass-Through Trust
1.356% due 04/25/2034		146	123
Finn Square CLO Ltd.
2.207% due 12/24/2023		6,300	6,307
First Alliance Mortgage Loan Trust
0.562% due 12/20/2027		1	1
First Franklin Mortgage Loan Trust
1.476% due 05/25/2035		1,024	1,011
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		847	848
GSAMP Trust
1.126% due 03/25/2047		3,000	1,832
HSI Asset Securitization Corp. Trust
1.026% due 02/25/2036		2,300	2,073
LCM LP
2.138% due 10/19/2022		15,400	15,397
Lehman XS Trust
1.556% due 10/25/2035		834	814
Long Beach Mortgage Loan Trust
1.491% due 08/25/2035		100	96
1.551% due 02/25/2035		398	398
Madison Park Funding Ltd.
2.196% due 08/15/2022		9,045	9,060
Merrill Lynch Mortgage Investors Trust
0.836% due 09/25/2037		133	52
0.876% due 02/25/2037		147	69
Morgan Stanley ABS Capital, Inc. Trust
1.556% due 07/25/2037		35	35
Morgan Stanley Dean Witter Capital, Inc. Trust
2.106% due 02/25/2033		967	934
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		183	133
6.000% due 07/25/2047 ^		208	167
Navient Student Loan Trust
1.906% due 03/25/2066		20,353	20,586
Neptuno CLO BV
0.010% due 05/24/2023	EUR	1,145	1,205
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.046% due 03/25/2036		$4,100	3,442
NovaStar Mortgage Funding Trust
1.226% due 01/25/2036		2,200	1,965
OneMain Financial Issuance Trust
2.470% due 09/18/2024		3,037	3,042
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.246% due 09/25/2035		3,800	3,285
1.731% due 10/25/2034		1,287	1,278
1.746% due 09/25/2034		977	950
1.806% due 10/25/2034		4,900	4,354
PDM CLO BV
0.561% due 02/14/2023	EUR	513	540
Renaissance Home Equity Loan Trust
1.256% due 12/25/2033		$564	531
Residential Asset Mortgage Products Trust
0.936% due 08/25/2046		630	621
Residential Mortgage Loan Trust
2.256% due 09/25/2029		11	11
Saxon Asset Securities Trust
1.304% due 05/25/2035		500	377
SLM Private Education Loan Trust
3.954% due 05/16/2044		2,826	2,936
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	789	809
1.782% due 07/25/2023		$10,582	10,417
2.382% due 04/25/2023		111,490	111,740
Soundview Home Loan Trust
0.896% due 12/25/2036		82	82
South Carolina Student Loan Corp.
1.681% due 03/02/2020		5,021	5,024
Specialty Underwriting & Residential Finance Trust
1.431% due 03/25/2036		1,850	1,731
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		298	297
Structured Asset Investment Loan Trust
1.116% due 10/25/2035		451	445
1.461% due 03/25/2034		449	417
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035		231	219
Symphony CLO LP
1.976% due 01/09/2023		3,295	3,293
Symphony CLO Ltd.
1.146% due 05/15/2019		1	1
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		5,137	5,130
Venture CDO Ltd.
1.111% due 01/20/2022		449	447

Voya CLO Ltd.
2.180% due 10/15/2022		6,800	6,804
2.200% due 10/15/2022		3,700	3,705
Wood Street CLO BV
0.781% due 09/14/2023	GBP	2,184	2,695

Total Asset-Backed Securities (Cost $278,070)			281,103

SOVEREIGN ISSUES 8.4%
Autonomous Community of Catalonia
4.950% due 02/11/2020 (g)	EUR	11,900	13,422
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	1,001,000	298,159
0.000% due 01/01/2018 (b)		787,195	217,047
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)	EUR	27,765	30,520
2.350% due 09/15/2024 (d)		37,092	44,647
2.550% due 09/15/2041 (d)		12,843	17,085
3.100% due 09/15/2026 (d)		3,414	4,397
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	1,278,750	11,526
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	931	46
4.750% due 06/14/2018		334,727	15,685
7.750% due 05/29/2031		747,123	36,036
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	97,381	68,516
3.000% due 09/20/2030 (d)		18,958	14,604
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	9,560
4.500% due 07/03/2017		480,000	4,071
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	20,996	30,508
0.125% due 03/22/2026 (d)		39,173	58,343
0.125% due 03/22/2044 (d)		10,935	21,303
0.125% due 03/22/2046 (d)		19,241	38,602

Total Sovereign Issues (Cost $969,502)			934,077

SHORT-TERM INSTRUMENTS 7.8%
CERTIFICATES OF DEPOSIT 3.3%
Barclays Bank PLC
1.745% due 11/06/2017		$29,700	29,728
1.751% due 09/08/2017		32,500	32,551
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		36,800	36,868
Natixis S.A.
1.688% due 09/25/2017		55,500	55,691
Norinchukin Bank
1.589% due 10/10/2017		44,500	44,606
1.589% due 10/11/2017		14,900	14,935
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		55,100	55,193
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		17,900	17,930
1.723% due 09/18/2017		74,600	74,745

			362,247

REPURCHASE AGREEMENTS (f) 1.0%			111,303

JAPAN TREASURY BILLS 3.0%
(0.345)% due 01/10/2017 - 02/06/2017 (a)(b)	JPY	39,540,000	338,343

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (b)(c)	MXN	64,600	3,102

U.S. TREASURY BILLS 0.5%
0.470% due 01/12/2017 - 03/16/2017 (a)(b)(k)		$58,233	58,203

Total Short-Term Instruments (Cost $917,111)			873,198

Total Investments in Securities (Cost $14,298,000 )			14,203,835

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	789,130	7,801

Total Short-Term Instruments (Cost $7,801)		7,801

Total Investments in Affiliates (Cost $7,801)		7,801

Total Investments 127.8% (Cost $14,305,801)		$14,211,636
Financial Derivative Instruments (h)(j) (0.5)% (Cost or Premiums, net $(3,947))		(52,294)
Other Assets and Liabilities, net (27.3)%		(3,039,441)

Net Assets 100.0%		$11,119,901

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$32,065	0.29%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$49,600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(51,802)	$49,600	$49,602
BPS	0.400	12/30/2016	01/03/2017	56,600	U.S. Treasury Notes 1.500% due 03/31/2023	(58,118)	56,600	56,603
SSB	0.010	12/30/2016	01/03/2017	5,103	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(5,208)	5,103	5,103

Total Repurchase Agreements						$(115,128)	$111,303	$111,308

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	0.000%	12/30/2016	01/03/2017	$	(49,625)	$(49,612)
	0.820	01/03/2017	04/03/2017		(138,594)	(138,594)
BSN	0.800	11/28/2016	01/19/2017		(27,656)	(27,678)
	0.810	11/01/2016	01/03/2017		(7,330)	(7,341)
	0.820	10/28/2016	01/27/2017		(61,009)	(61,102)
	0.820	11/07/2016	01/09/2017		(104,438)	(104,573)
	0.820	11/28/2016	01/09/2017		(110,625)	(110,716)
	0.820	12/07/2016	01/05/2017		(67,079)	(67,121)
DBL	(0.850)	12/01/2016	12/01/2017	EUR	(8,870)	(9,329)
GRE	0.930	11/08/2016	03/08/2017	$	(81,400)	(81,518)
	0.970	12/30/2016	01/04/2017		(5,754)	(5,755)
	1.000	12/30/2016	01/13/2017		(5,127)	(5,127)
	1.030	11/16/2016	01/13/2017		(79,650)	(79,759)
	1.050	12/08/2016	01/17/2017		(1,822)	(1,824)
IND	0.760	12/22/2016	01/12/2017		(90,291)	(90,314)
	0.830	11/25/2016	01/09/2017		(2,983)	(2,986)
JPS	0.000	12/30/2016	01/03/2017		(56,573)	(56,556)
NOM	0.850	12/13/2016	01/18/2017		(103,875)	(103,927)
RDR	0.750	10/11/2016	01/11/2017		(853,000)	(854,493)
	0.830	11/15/2016	01/20/2017		(149,571)	(149,740)
	0.850	10/21/2016	01/19/2017		(163,730)	(164,016)
	0.900	11/03/2016	01/04/2017		(112,375)	(112,546)
	0.930	11/07/2016	01/09/2017		(107,250)	(107,408)
	0.930	11/10/2016	01/09/2017		(118,750)	(118,916)
SCX	0.800	10/19/2016	01/19/2017		(204,250)	(204,595)
	0.820	10/21/2016	01/23/2017		(3,636)	(3,642)
SGY	(1.250)	12/29/2016	01/05/2017		(57,790)	(57,780)
	(0.300)	12/29/2016	01/05/2017		(14,784)	(14,783)

Total Reverse Repurchase Agreements						$(2,791,751)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(3,276,975) at a weighted average interest rate of 0.620%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2047	$19,000	$(19,985)	$(19,967)
Fannie Mae, TBA	4.000	02/01/2047	9,000	(9,419)	(9,445)

Total Short Sales				$(29,404)	$(29,412)

(g)	Securities with an aggregate market value of $2,794,973 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	545	$(256)	$(107)

Total Written Options				$(256)	$(107)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	Short	03/2017	1,180	$(2,614)	$360	$(571)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	361	959	209	(171)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	466	(726)	221	(231)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	3,265	47	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	3,265	(172)	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	3,965	599	0	(248)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	837	872	137	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	5,973	1,692	2,053	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	1,270	(649)	0	(952)
United Kingdom Long Gilt March Futures	Short	03/2017	361	(1,264)	18	(369)

Total Futures Contracts				$(1,256)	$2,998	$(2,542)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
Volkswagen International Finance NV	1.000%	03/20/2017	0.269%	EUR	9,200	$20	$5	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$59,580	$(925)	$(94)	$0	$(18)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month CAD-Bank Bill	2.250%	06/16/2026	CAD	156,700	$(364)	$(442)	$103	$0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		$88,800	(70)	(196)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		49,040	(311)	454	0	(37)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		23,000	512	177	0	(26)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		108,300	1,053	(1,531)	173	0
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		324,590	247	2,923	618	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		398,790	4,069	3,695	0	(929)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		279,600	4,138	2,551	0	(648)
Receive *	3-Month USD-LIBOR	2.300	04/21/2026		150,000	2,924	1,340	0	(346)
Receive *	3-Month USD-LIBOR	2.300	04/27/2026		186,500	3,644	1,663	0	(430)
Pay *	3-Month USD-LIBOR	2.100	05/20/2026		8,960	(255)	(78)	20	0
Receive *	3-Month USD-LIBOR	1.850	07/20/2026		61,300	2,440	510	0	(138)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		55,035	2,193	457	0	(124)
Receive *	3-Month USD-LIBOR	2.000	07/27/2026		147,200	4,903	1,238	0	(333)
Pay *	3-Month USD-LIBOR	1.950	11/08/2026		93,200	(3,365)	(751)	208	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		84,190	4,451	1,565	0	(280)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		197,590	16,298	4,394	0	(1,663)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		72,510	(189)	(2,056)	0	(673)
Pay *	6-Month EUR-EURIBOR	1.100	05/20/2026	EUR	20,050	(10)	78	56	0
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	51,700	1,250	937	0	(205)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		70,660	(6,655)	(1,620)	0	(501)
Receive *	6-Month GBP-LIBOR	1.900	05/18/2026		85,330	(1,793)	(1,087)	0	(342)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		94,280	5,632	1,413	0	(691)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		22,310	(488)	(1,907)	0	(376)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		21,540	(2,140)	(1,472)	0	(379)
Receive *	6-Month JPY-LIBOR	0.300	05/25/2026	JPY	4,357,000	27	189	0	(62)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	59,500	(222)	(63)	7	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		197,400	(218)	(200)	31	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		100,800	(41)	(41)	16	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		398,000	169	175	143	0
Pay	28-Day MXN-TIIE	8.300	12/11/2031		105,100	66	67	57	0
Receive	CPTFEMU	0.580	10/15/2017	EUR	25,300	4	85	0	(6)
Pay	CPTFEMU	0.830	05/15/2018		105,000	(1,122)	(608)	0	(13)
Receive	CPTFEMU	0.625	09/15/2018		27,600	115	189	3	0
Receive	CPTFEMU	0.650	10/15/2018		7,200	32	52	1	0
Receive	CPTFEMU	0.882	11/15/2018		34,500	221	219	6	0
Receive	CPTFEMU	0.806	04/15/2021		99,790	2,274	1,411	70	0
Receive	CPTFEMU	0.875	05/15/2021		79,800	1,701	1,173	56	0
Pay	CPTFEMU	1.165	12/15/2021		7,140	17	11	5	0
Receive	CPTFEMU	1.385	12/15/2026		53,200	(518)	(372)	0	(76)
Receive	CPURNSA	2.250	07/15/2017		$5,700	(297)	(2)	0	(1)
Receive	CPURNSA	2.017	08/19/2017		209,800	(6,293)	591	37	0
Receive	CPURNSA	2.026	11/23/2020		47,100	296	296	13	0
Receive	CPURNSA	2.021	11/25/2020		44,600	287	287	11	0
Pay	CPURNSA	1.800	09/12/2026		5,000	(237)	(47)	0	(10)
Pay	CPURNSA	1.800	09/21/2026		5,000	(241)	(181)	0	(10)
Pay	CPURNSA	1.855	09/27/2026		5,000	(218)	(187)	0	(11)
Pay	CPURNSA	1.945	10/11/2026		2,100	(75)	(20)	0	(4)
Receive	FRCPXTOB	0.890	11/15/2018	EUR	22,400	205	185	22	0
Pay	UKRPI	3.350	05/15/2030	GBP	29,400	(374)	293	0	(54)
Pay	UKRPI	3.400	06/15/2030		23,600	(152)	(3)	0	(41)
Pay	UKRPI	3.325	08/15/2030		96,400	(3,006)	763	0	(265)
Pay	UKRPI	3.275	09/15/2030		7,300	(322)	52	0	(18)
Pay	UKRPI	3.300	12/15/2030		600	(31)	(2)	0	(2)
Pay	UKRPI	3.140	04/15/2031		19,900	(2,038)	84	0	(64)
Pay	UKRPI	3.100	06/15/2031		27,840	(3,430)	(3)	0	(93)
Pay	UKRPI	3.357	04/15/2035		4,800	(194)	53	0	(7)
Pay	UKRPI	3.585	10/15/2046		4,100	(167)	65	6	0

						$24,332	$16,766	$1,662	$(8,858)

Total Swap Agreements						$23,427	$16,677	$1,663	$(8,876)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $97,705 and cash of $16,375 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$54,662	AUD	75,940	$137	$0
	02/2017	AUD	75,940		$54,628	0	(135)
	02/2017	CAD	1,110		828	0	0
BOA	01/2017	SGD	40,170		28,478	742	0
	01/2017	TRY	11,872		3,788	438	0
	01/2017		$146,353	EUR	140,724	1,802	0
	02/2017	EUR	140,724		$146,557	0	(1,795)
	02/2017		$62,692	MXN	1,202,930	0	(4,981)
	02/2017		18,618	RUB	1,191,256	575	0
	04/2017	DKK	92,497		$14,025	862	0
BPS	01/2017	BRL	127,200		29,291	0	(9,791)
	01/2017	DKK	87,466		13,389	1,004	0
	01/2017	EUR	197,331		209,297	1,546	0
	01/2017	INR	1,022,497		15,126	94	0
	01/2017	MYR	3,082		686	0	(1)
	01/2017		$38,554	BRL	127,200	528	0
	02/2017	JPY	2,440,000		$23,303	2,388	0
	02/2017	MXN	6,096		294	2	0
	02/2017		$30,139	MXN	635,067	329	0
	03/2017		684	MYR	3,082	0	0
	04/2017	BRL	351,669		$100,585	0	(4,830)
	01/2018		83,250		23,058	0	(435)
BRC	01/2017	COP	10,365,819		3,489	49	0
	01/2017		$893	DKK	5,984	0	(46)
	01/2017		3,345	HUF	992,856	36	0
	01/2017		3,345	TRY	11,813	0	(7)
	01/2017		3,345	ZAR	47,220	84	0
	07/2017	DKK	35,653		$5,439	339	0
CBK	01/2017	CNH	62,357		8,978	44	0
	01/2017	DKK	104,460		15,472	682	0
	01/2017	EUR	3,509		3,672	0	(22)
	01/2017	JPY	16,160,000		156,843	18,516	0
	01/2017	RUB	204,497		3,345	27	0
	01/2017		$3,333	COP	10,498,123	151	0
	01/2017		1,403	EUR	1,342	9	0
	01/2017		740	MYR	3,082	0	(54)
	02/2017	JPY	8,470,000		$80,837	8,236	0
	02/2017	MXN	1,526,789		81,340	8,092	0
	02/2017		$29,672	AUD	38,501	0	(1,916)
	02/2017		430	PLN	1,694	0	(26)
DUB	01/2017	BRL	205,150		$47,666	0	(15,366)
	01/2017	CNH	1,945		281	2	0
	01/2017	INR	677,730		10,024	61	0
	01/2017		$62,650	BRL	205,150	382	0
	01/2017		3,345	ZAR	46,809	49	0
	04/2017	DKK	10,166		$1,539	93	0
	01/2018	BRL	226,070		63,436	0	(359)
FBF	01/2017	RUB	204,480		3,345	21	0
	01/2017		$26,574	JPY	3,024,600	0	(693)
	02/2017	MXN	126,261		$6,192	134	0
	02/2017		$738	MXN	15,063	0	(16)
	02/2017		9,179	RUB	569,254	0	(7)
GLM	01/2017	BRL	230,800		$53,996	0	(16,917)
	01/2017	DKK	229,830		33,431	958	(69)
	01/2017	GBP	147,300		183,536	1,989	0
	01/2017	JPY	12,470,000		123,249	16,507	0
	01/2017		$70,542	BRL	230,800	371	0
	01/2017		1,508	EUR	1,398	0	(37)
	01/2017		3,378	GBP	2,711	0	(37)
	01/2017		27,909	JPY	3,158,400	0	(883)
	02/2017	CAD	3,781		$2,829	25	(13)
	02/2017		$110	MXN	2,252	0	(2)
HUS	01/2017	AUD	75,940		$56,533	1,734	0
	01/2017	CNH	114,005		16,501	167	0
	01/2017	DKK	16,698		2,512	148	0
	01/2017	TWD	108,084		3,345	11	0
	01/2017		$5,219	DKK	34,705	0	(305)
	01/2017		262	SGD	365	0	(10)
	02/2017	CAD	1,644		$1,218	0	(7)
	10/2017	DKK	429,289		65,696	3,967	0
IND	01/2017	NZD	123,756		88,422	2,453	0
	04/2017	BRL	57,831		16,556	0	(779)
JPM	01/2017		348,724		90,380	0	(16,764)
	01/2017	CNH	600,333		88,376	2,725	0
	01/2017	DKK	162,375		23,321	477	(147)
	01/2017	GBP	26,140		33,287	1,070	0
	01/2017	IDR	90,381,900		6,690	10	0
	01/2017		$105,969	BRL	348,724	1,176	0
	01/2017		34,900	EUR	32,574	0	(605)
	01/2017		3,345	HUF	985,250	11	0
	01/2017		25,509	JPY	2,998,577	150	0
	01/2017		3,345	TRY	11,863	2	0
	02/2017	CNH	13,453		$1,961	57	0
	02/2017	DKK	468,823		66,579	89	0
	02/2017	JPY	2,998,577		25,541	0	(157)
	02/2017	MXN	260,893		12,637	120	0
	02/2017		$34,135	BRL	113,424	429	0
	02/2017		320	MXN	6,645	0	(1)
	02/2017		218	RUB	14,476	15	0
	04/2017	BRL	591,500		$170,684	0	(6,621)
	10/2017	DKK	37,155		5,695	352	0
	01/2018	BRL	43,250		11,956	0	(249)
MSB	01/2017		9,800		2,948	0	(63)
	01/2017	TWD	108,110		3,345	8	0
	01/2017		$3,007	BRL	9,800	4	0
	01/2017		51,040	CNH	344,216	0	(1,723)
NGF	01/2017	BRL	548,140		$168,188	0	(227)
	01/2017		$168,290	BRL	548,140	418	(293)
	01/2018	BRL	434,625		$121,745	0	(901)
SCX	01/2017	CNH	209,376		30,444	446	0
	01/2017	JPY	13,611,577		121,810	5,338	0
	02/2017	MXN	64,082		3,121	43	0
SOG	01/2017		$6,446	CNH	43,468	0	(218)
	01/2017		219,072	GBP	177,694	0	(65)
	02/2017	GBP	177,694		$219,221	60	0
	02/2017		$121	MXN	2,279	0	(12)
TOR	01/2017	BRL	234,224		$60,222	0	(11,743)
	01/2017		$69,035	BRL	234,224	2,930	0
UAG	01/2017	GBP	6,965		$8,537	0	(47)
	01/2017	KRW	468,241		393	5	0
	01/2017		$26,794	EUR	24,802	0	(682)
	01/2017		57,188	INR	3,860,510	0	(433)
	01/2017		38,923	JPY	4,430,000	0	(1,016)
	01/2017		413	KRW	468,241	0	(25)
	02/2017	CNH	776,853		$113,923	3,990	0
	03/2017		$393	KRW	468,241	0	(5)

Total Forward Foreign Currency Contracts						$95,709	$(101,536)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$19,190	$1,918	$700
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	19,190	1,918	3,011
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	44,770	3,053	3,591
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	90,500	45	26
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	836,700	410	565
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	631,900	336	315
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	212,700	2,425	7,322
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	280,700	3,256	9,191
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	71,700	6,597	7,568
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	18,800	1,880	2,016
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	18,800	1,970	2,082
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	80,600	7,603	9,337
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	46,700	4,672	1,703
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	46,700	4,672	7,327
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	2,122,100	1,072	617
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	20,000	235	655

							$42,062	$56,026

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$503,600	$7,050	$2,397
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	548,100	7,619	2,609

						$14,669	$5,006

Total Purchased Options						$56,731	$61,032

*	The underlying instrument has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	10,400	$(18)	$(3)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		45,400	(100)	(34)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		49,500	(96)	(9)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		30,100	(54)	(4)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		12,600	(23)	(3)
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017		$123,870	(341)	(286)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	15,400	(28)	(3)

							$(660)	$(342)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$ 1.297	01/27/2017	GBP	87,290	$(703)	$(60)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$20,600	$(177)	$(19)
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	(4)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	(1)
DUB	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	(26)
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(642)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$182,300	(1,326)	(89)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(14)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(1,078)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(567)

							$(9,975)	$(2,440)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$224,450	$(3,160)	$(4,770)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	348,200	(2,484)	(188)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	348,200	(2,785)	(3,644)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	333,300	(6,613)	(8,933)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	87,600	(1,882)	(2,423)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	87,600	(1,974)	(2,478)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	380,900	(7,637)	(11,345)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	119,270	(1,038)	(254)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	119,270	(1,038)	(2,451)

							$(28,611)	$(36,486)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$1,007,200	$(7,050)	$(1,074)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	1,096,200	(7,626)	(1,169)

						$(14,676)	$(2,243)

Total Written Options						$(54,625)	$(41,571)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	1.407%	$15,480	$(353)	$92	$0	$(261)
BRC	Mexico Government International Bond	1.000	06/20/2021	1.407	55,700	(1,274)	336	0	(938)
CBK	Brazil Government International Bond	1.000	06/20/2021	2.514	6,700	(530)	112	0	(418)
	Mexico Government International Bond	1.000	06/20/2021	1.407	9,700	(216)	53	0	(163)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514	1,800	(142)	30	0	(112)
	Mexico Government International Bond	1.000	06/20/2021	1.407	7,000	(154)	36	0	(118)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.407	3,500	(78)	19	0	(59)
GST	Brazil Government International Bond	1.000	06/20/2021	2.514	15,800	(1,020)	35	0	(985)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.407	3,600	(82)	21	0	(61)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.514	7,100	(461)	18	0	(443)
	Russia Government International Bond	1.000	06/20/2021	1.622	8,300	(465)	250	0	(215)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622	200	(11)	6	0	(5)

						$(4,786)	$1,008	$0	$(3,778)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$23,700	$(1,245)	$975	$0	$(270)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,800	(335)	280	0	(55)

					$(1,580)	$1,255	$0	$(325)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017		$180,000	$0	$(274)	$0	$(274)
	Pay	CPURNSA	1.510	01/15/2017		47,600	0	(68)	0	(68)
	Receive	CPURNSA	1.010	10/16/2017		27,900	0	346	346	0
	Receive	CPURNSA	1.580	05/23/2018		14,300	0	105	105	0
	Receive	CPURNSA	1.565	06/07/2018		17,400	0	133	133	0
	Receive	CPURNSA	2.500	07/15/2022		50,000	330	(4,549)	0	(4,219)
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	3,000	0	2	2	0
	Receive	CPTFEMU	0.806	04/15/2021		6,810	0	155	155	0
	Pay	FRCPXTOB	1.140	08/15/2026		24,200	0	(1,031)	0	(1,031)
CBK	Pay	CPTFEMU	1.177	05/15/2026		18,900	(3)	(595)	0	(598)
DUB	Receive	CPURNSA	2.005	09/06/2017		$100,000	0	(2,949)	0	(2,949)
	Receive	CPURNSA	1.725	03/04/2019		19,500	0	49	49	0
	Pay	CPURNSA	2.065	05/12/2025		34,900	0	(233)	0	(233)
FBF	Receive	CPURNSA	2.095	08/29/2017		88,700	0	(2,959)	0	(2,959)
GLM	Receive	CPURNSA	2.415	02/12/2017		98,100	0	(4,985)	0	(4,985)
	Receive	CPURNSA	1.942	04/15/2017		169,600	0	(5,286)	0	(5,286)
	Receive	CPURNSA	2.175	10/01/2018		115,800	9	(4,169)	0	(4,160)
	Pay	UKRPI	3.320	05/15/2030	GBP	28,620	0	(579)	0	(579)
	Pay	UKRPI	3.400	06/15/2030		15,500	48	(148)	0	(100)
	Pay	UKRPI	3.325	08/15/2030		71,200	(181)	(2,039)	0	(2,220)
	Pay	UKRPI	3.357	04/15/2035		12,400	0	(502)	0	(502)
	Receive	UKRPI	3.145	05/15/2046		6,430	110	1,467	1,577	0
	Receive	UKRPI	3.120	06/15/2046		7,230	0	1,977	1,977	0
JPM	Pay	CPURNSA	1.512	01/15/2017		$35,600	0	(50)	0	(50)
	Receive	CPURNSA	1.550	07/26/2021		31,500	0	980	980	0
	Receive	CPURNSA	1.602	09/12/2021		25,330	0	698	698	0
	Pay	CPURNSA	1.730	07/26/2026		31,500	0	(1,717)	0	(1,717)
	Pay	CPURNSA	1.762	08/30/2026		42,770	0	(2,137)	0	(2,137)
	Pay	CPURNSA	1.801	09/12/2026		25,330	0	(1,196)	0	(1,196)
	Pay	CPURNSA	1.805	09/12/2026		25,000	0	(1,170)	0	(1,170)
	Pay	CPURNSA	1.780	09/15/2026		20,200	(21)	(980)	0	(1,001)
	Pay	UKRPI	3.400	06/15/2030	GBP	2,100	(1)	(12)	0	(13)
MYC	Pay	CPURNSA	2.057	05/12/2025		$6,400	0	(48)	0	(48)
	Pay	CPURNSA	1.805	09/20/2026		9,860	0	(470)	0	(470)
RYL	Pay	CPTFEMU	1.385	12/15/2026	EUR	28,200	0	(274)	0	(274)
	Receive	CPURNSA	2.250	07/15/2017		$411,800	278	(21,721)	0	(21,443)
	Receive	UKRPI	3.515	10/15/2046	GBP	12,100	0	93	93	0
UAG	Pay	CPURNSA	2.062	05/12/2025		$45,300	0	(313)	0	(313)
	Pay	UKRPI	3.195	04/15/2030	GBP	23,600	0	(1,081)	0	(1,081)

							$569	$(55,530)	$6,115	$(61,076)

Total Swap Agreements							$(5,797)	$(53,267)	$6,115	$(65,179)

(k)	Securities with an aggregate market value of $113,573 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$190	$0	$190
Corporate Bonds & Notes
Banking & Finance	0	607,655	32,065	639,720
Industrials	0	87,489	0	87,489
Utilities	0	40,062	0	40,062
U.S. Government Agencies	0	433,410	0	433,410
U.S. Treasury Obligations	0	10,698,021	0	10,698,021
Non-Agency Mortgage-Backed Securities	0	216,565	0	216,565
Asset-Backed Securities	0	281,103	0	281,103
Sovereign Issues	0	934,077	0	934,077
Short-Term Instruments
Certificates of Deposit	0	362,247	0	362,247
Repurchase Agreements	0	111,303	0	111,303
Japan Treasury Bills	0	338,343	0	338,343
Mexico Treasury Bills	0	3,102	0	3,102
U.S. Treasury Bills	0	58,203	0	58,203
	$0	$14,171,770	$32,065	$14,203,835

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,801	$0	$0	$7,801

Total Investments	$7,801	$14,171,770	$32,065	$14,211,636

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,412)	$0	$(29,412)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,998	1,663	0	4,661
Over the counter	0	162,856	0	162,856
	$2,998	$164,519	$0	$167,517

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,649)	(8,876)	0	(11,525)
Over the counter	0	(208,286)	0	(208,286)

	$(2,649)	$(217,162)	$0	$(219,811)

Total Financial Derivative Instruments	$349	$(52,643)	$0	$(52,294)

Totals	$8,150	$14,089,715	$32,065	$14,129,930

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.7%
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 2.2%
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		$10	$10
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	260	37
Realkredit Danmark A/S
1.000% due 01/01/2017		260	37

Total Corporate Bonds & Notes (Cost $86)			84

U.S. TREASURY OBLIGATIONS 92.6%
U.S. Treasury Bonds
2.250% due 08/15/2046		$2	2
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (e)		1,453	1,467
0.125% due 04/15/2019		258	261
0.125% due 04/15/2021		102	103
0.125% due 07/15/2022		1,020	1,023
0.125% due 07/15/2024		61	60
0.125% due 07/15/2026		69	66
0.375% due 07/15/2025		31	30
0.625% due 01/15/2026		20	21
1.000% due 02/15/2046		1	1
1.250% due 07/15/2020		94	100
1.375% due 07/15/2018		22	23
2.000% due 01/15/2026		90	102
2.125% due 02/15/2041		11	14
2.375% due 01/15/2025		72	82
2.375% due 01/15/2027		48	56
3.875% due 04/15/2029		15	20
U.S. Treasury Notes
1.625% due 02/15/2026		40	37
1.625% due 05/15/2026		64	59
1.750% due 11/30/2021		40	40

Total U.S. Treasury Obligations (Cost $3,567)			3,567

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
3.255% due 08/25/2035		11	11
Chase Mortgage Finance Trust
3.109% due 12/25/2035 ^		8	7
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		23	21
GSR Mortgage Loan Trust
3.289% due 01/25/2036 ^		19	18
IndyMac Mortgage Loan Trust
1.596% due 05/25/2034		14	12
JPMorgan Resecuritization Trust
2.137% due 01/26/2037		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.149% due 06/25/2033		9	9

Total Non-Agency Mortgage-Backed Securities (Cost $77)			80

ASSET-BACKED SECURITIES 0.1%
Countrywide Asset-Backed Certificates
0.956% due 04/25/2036		3	3

Total Asset-Backed Securities (Cost $3)			3

SOVEREIGN ISSUES 9.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (a)	BRL	540	153
France Government International Bond
2.250% due 07/25/2020 (c)	EUR	123	147
Mexico Government International Bond
7.750% due 05/29/2031	MXN	320	16
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,000	8

United Kingdom Gilt
0.125% due 03/22/2046 (c)	GBP	20	39

Total Sovereign Issues (Cost $373)			363

SHORT-TERM INSTRUMENTS 2.3%
SHORT-TERM NOTES 0.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5	5

JAPAN TREASURY BILLS 2.2%
(0.367)% due 01/10/2017 (a)(b)	JPY	10,000	86

Total Short-Term Instruments (Cost $104)			91

Total Investments in Securities (Cost $4,210)			4,188

	SHARES
INVESTMENTS IN AFFILIATES 15.6%
SHORT-TERM INSTRUMENTS 15.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.6%
PIMCO Short-Term Floating NAV Portfolio III		60,956	603

Total Short-Term Instruments (Cost $603)			603

Total Investments in Affiliates (Cost $603)			603

Total Investments 124.3% (Cost $4,813)			$4,791
Financial Derivative Instruments (f)(g) 0.5% (Cost or Premiums, net $0)			19
Other Assets and Liabilities, net (24.8)%			(956)

Net Assets 100.0%			$3,854

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.150%	11/22/2016	01/03/2017	$(1,155)	$(1,157)

Total Reverse Repurchase Agreements					$(1,157)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,292) at a weighted average interest rate of 0.653%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(e)	Securities with an aggregate market value of $1,161 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	Short	03/2017	1	$(1)	$0	$0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	2	0	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	5	(2)	1	0
U.S. Treasury 10-Year Note March Futures	Short	03/2017	1	1	0	(1)

Total Futures Contracts				$(2)	$1	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$20	$1	$0	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		$160	$(1)	$3	$0	$0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		70	1	1	0	0
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		160	0	1	0	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		90	1	1	0	0
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		50	1	1	0	0
Receive *	3-Month USD-LIBOR	1.850	07/20/2026		200	8	8	0	(1)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		15	1	1	0	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		100	5	8	0	(1)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		26	2	(1)	0	0
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		30	0	(1)	0	0
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047	GBP	10	0	(1)	0	0
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		50	(5)	(5)	0	(1)
Pay	28-Day MXN-TIIE	8.035	12/17/2026	MXN	200	0	0	0	0
Receive	CPTFEMU	0.882	11/15/2018	EUR	90	1	1	0	0
Receive	FRCPXTOB	0.890	11/15/2018		90	1	1	0	0
Pay	UKRPI	3.400	06/15/2030	GBP	100	(1)	(1)	0	0
Pay	UKRPI	3.530	10/15/2031		10	0	0	0	0

						$14	$17	$0	$(3)

Total Swap Agreements						$15	$17	$0	$(3)

*	This instrument has a forward starting effective date.

Cash of $42 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	$	147	EUR	141	$2	$0
	02/2017	EUR	141	$	147	0	(2)
BPS	01/2017		141		150	1	0
	01/2017	INR	299		4	0	0
	02/2017	GBP	43		54	1	0
BRC	01/2017	DKK	7		1	0	0
	02/2017	CNH	334		49	2	0
	02/2017	MXN	116		6	1	0
CBK	10/2017	BRL	540		151	0	(4)
DUB	01/2017		36		11	0	(1)
	01/2017	CNH	55		8	0	0
	01/2017	DKK	520		78	4	0
	01/2017	INR	198		3	0	0
	01/2017	$	11	BRL	36	0	0
	02/2017		11		36	1	0
	02/2017		4	MXN	80	0	0
	02/2017		3	RUB	199	0	0
GLM	01/2017	JPY	1,000	$	9	0	0
	01/2017	$	17	INR	1,137	0	0
	01/2017		8	SGD	11	0	0
	02/2017	GBP	8	$	10	0	0
	02/2017	$	14	GBP	11	0	0
	02/2017		19	MXN	389	0	0
	02/2017		6	RUB	383	0	0
	03/2017	SGD	11	$	8	0	0
HUS	01/2017		11		8	0	0
	02/2017	MXN	371		20	2	0
JPM	01/2017	BRL	20		6	0	0
	01/2017	JPY	10,000		99	14	0
	01/2017	$	6	BRL	20	0	0
	02/2017	AUD	12	$	9	0	0
	02/2017	CNH	62		9	0	0
MSB	01/2017	BRL	16		5	0	0
	01/2017	INR	606		9	0	0
	01/2017	$	5	BRL	16	0	0
	01/2017		16	CNH	107	0	(1)
SCX	01/2017	CNH	52	$	7	0	0

Total Forward Foreign Currency Contracts						$28	$(8)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860%	10/23/2018	$30	$2	$2
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	400	1	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	100	1	4

							$4	$6

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$100	$2	$1
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	100	1	0

						$3	$1

Total Purchased Options						$7	$7

*	The underlying instrument has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	03/15/2017	$30	$0	$0

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$1.297	01/27/2017	GBP	30	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	02/06/2017	$600	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	02/21/2017	500	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018	50	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	100	(1)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	30	0	0
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	30	0	(1)

							$(3)	$(3)

*	The underlying instrument has a forward starting effective date.

Interest rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$200	$(2)	$0
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	200	(1)	0

						$(3)	$0

Total Written Options						$(6)	$(3)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	1.407%	$20	$(1)	$1	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017	$130	$0	$0	$0	$0
	Receive	CPURNSA	1.715	04/15/2017	130	0	1	1	0
	Receive	CPURNSA	1.580	05/23/2018	100	0	0	0	0
JPM	Pay	CPURNSA	1.762	08/30/2026	30	0	(2)	0	(2)
RYL	Pay	FRCPXTOB	1.140	08/15/2026	EUR 25	0	(1)	0	(1)

						$0	$(2)	$1	$(3)

Total Swap Agreements						$(1)	$(1)	$1	$(3)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$84	$0	$84
U.S. Treasury Obligations	0	3,567	0	3,567
Non-Agency Mortgage-Backed Securities	0	80	0	80
Asset-Backed Securities	0	3	0	3
Sovereign Issues	0	363	0	363
Short-Term Instruments
Short-Term Notes	0	5	0	5
Japan Treasury Bills	0	86	0	86
	$0	$4,188	$0	$4,188

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$603	$0	$0	$603
Total Investments	$603	$4,188	$0	$4,791

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	0	0	1
Over the counter	0	36	0	36
	$1	$36	$0	$37

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(3)	0	(4)
Over the counter	0	(14)	0	(14)
	$(1)	$(17)	$0	$(18)
Total Financial Derivative Instruments	$0	$19	$0	$19

Totals	$603	$4,207	$0	$4,810

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.8%
CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 5.5%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		$100	$102
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		150	150
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		17,000	16,981
3.250% due 09/29/2017		5,400	5,444
American International Group, Inc.
5.850% due 01/16/2018		800	834
BRFkredit A/S
2.000% due 10/01/2017	DKK	7,200	1,038
2.500% due 10/01/2047		1,400	201
4.000% due 01/01/2018		3,400	502
CIT Group, Inc.
5.000% due 05/15/2018		$100	102
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,700	1,715
Deutsche Bank AG
4.250% due 10/14/2021		6,400	6,426
Goldman Sachs Group, Inc.
1.567% due 06/04/2017		6,700	6,711
2.163% due 09/15/2020		7,000	7,069
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,086
ING Bank NV
2.625% due 12/05/2022		$2,000	1,988
International Lease Finance Corp.
6.250% due 05/15/2019		200	216
7.125% due 09/01/2018		600	648
8.250% due 12/15/2020		200	233
Navient Corp.
5.500% due 01/15/2019		1,500	1,560
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,000	860
2.000% due 10/01/2017		10,800	1,556
2.000% due 01/01/2018		200	29
2.500% due 10/01/2047		2,300	329
Nykredit Realkredit A/S
1.000% due 07/01/2017		4,600	656
1.000% due 10/01/2017		22,400	3,208
2.000% due 10/01/2017		9,900	1,426
2.500% due 10/01/2047		8,300	1,186
3.000% due 10/01/2047		4,100	604
Realkredit Danmark A/S
1.000% due 01/01/2017		11,600	1,642
1.000% due 04/01/2017		6,000	853
1.000% due 01/01/2018		5,300	762
1.000% due 04/01/2018		1,400	201
2.000% due 04/01/2017		10,200	1,453
2.000% due 01/01/2018		700	101
2.500% due 10/01/2047		8,200	1,174
Santander Holdings USA, Inc.
2.380% due 11/24/2017		$300	303
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	2,981
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,305

			74,635

INDUSTRIALS 0.4%
AbbVie, Inc.
1.800% due 05/14/2018		200	200
Celgene Corp.
2.300% due 08/15/2018		100	101
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	4,910

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	$348	401

		5,612

UTILITIES 0.7%
Petrobras Global Finance BV
3.873% due 03/17/2020	100	98
5.375% due 01/27/2021	9,000	8,824
5.750% due 01/20/2020	100	102
Sprint Communications, Inc.
9.125% due 03/01/2017	200	203

		9,227

Total Corporate Bonds & Notes (Cost $91,501)		89,474

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
1.436% due 02/25/2041	515	520
1.741% due 09/01/2044 - 10/01/2044	36	37
Fannie Mae, TBA
3.000% due 02/01/2047	23,000	22,799
3.500% due 01/01/2032 - 02/01/2047	42,000	43,065
Freddie Mac
1.304% due 12/15/2037	414	415
2.717% due 07/01/2036	131	137
2.737% due 09/01/2036	136	144
2.924% due 10/01/2036	59	62
NCUA Guaranteed Notes
1.212% due 12/08/2020	918	923

Total U.S. Government Agencies (Cost $67,747)		68,102

U.S. TREASURY OBLIGATIONS 95.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)	476,634	481,084
0.125% due 04/15/2019 (g)	86,743	87,846
0.125% due 04/15/2020	134,141	135,567
0.125% due 04/15/2021 (i)	55,308	55,656
0.125% due 07/15/2022	71,241	71,471
0.125% due 01/15/2023 (k)	35,500	35,263
0.125% due 07/15/2024 (k)	17,184	16,893
0.125% due 07/15/2026	545	527
0.250% due 01/15/2025 (k)	13,818	13,596
0.375% due 07/15/2023	6,959	7,026
0.375% due 07/15/2025	45,429	45,201
0.625% due 07/15/2021 (g)	108,157	111,674
0.625% due 01/15/2024	20,025	20,391
0.625% due 01/15/2026 (k)	3,794	3,829
0.750% due 02/15/2042 (k)	289	274
1.250% due 07/15/2020 (i)(k)	21,136	22,331
1.375% due 07/15/2018 (i)(k)	14,785	15,347
1.375% due 02/15/2044 (k)	8,256	9,021
1.625% due 01/15/2018 (i)(k)	10,153	10,421
1.875% due 07/15/2019	36,113	38,467
2.125% due 01/15/2019 (i)(k)	7,656	8,091
2.125% due 02/15/2040 (k)	34	42
2.125% due 02/15/2041 (k)	1,910	2,380
2.375% due 01/15/2025 (k)	21,813	25,059
2.375% due 01/15/2027 (k)	575	675
2.500% due 01/15/2029 (k)	3,546	4,282
3.625% due 04/15/2028 (k)	9,535	12,549
U.S. Treasury Notes
1.750% due 11/30/2021 (g)	48,170	47,769
2.000% due 11/15/2026	900	865
2.125% due 12/31/2021 (k)	800	806

Total U.S. Treasury Obligations (Cost $1,281,030)		1,284,403

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	168	171
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	12	13
2.820% due 08/25/2035	21	21
2.920% due 03/25/2035	36	36
3.128% due 03/25/2035	9	9
3.497% due 01/25/2035	166	168
Chase Mortgage Finance Trust
3.109% due 12/25/2035 ^	78	74
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	13	14
2.760% due 09/25/2035	22	23
2.874% due 03/25/2034	127	126
3.040% due 05/25/2035	11	11

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		236	239
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035		93	83
Credit Suisse First Boston Mortgage Securities Corp.
1.456% due 10/25/2035 ^		645	439
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		79	80
First Horizon Mortgage Pass-Through Trust
3.215% due 06/25/2035		4,650	4,599
GS Mortgage Securities Trust
4.592% due 08/10/2043		1,100	1,173
GSR Mortgage Loan Trust
3.070% due 09/25/2035		86	89
3.289% due 01/25/2036 ^		188	177
HomeBanc Mortgage Trust
1.026% due 10/25/2035		207	200
JPMorgan Mortgage Trust
2.947% due 06/25/2035		395	391
Merrill Lynch Mortgage Investors Trust
2.543% due 10/25/2035		80	79
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		77	79
Morgan Stanley Capital Trust
5.902% due 06/11/2049		214	218
Residential Asset Securitization Trust
1.156% due 01/25/2046 ^		382	180
Structured Adjustable Rate Mortgage Loan Trust
3.292% due 03/25/2036 ^		346	283
3.322% due 12/25/2034		266	261
Thornburg Mortgage Securities Trust
5.983% due 09/25/2037		247	250
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036 ^		195	190
3.082% due 10/25/2035		80	77

Total Non-Agency Mortgage-Backed Securities (Cost $9,590)			9,753

ASSET-BACKED SECURITIES 1.2%
FBR Securitization Trust
1.496% due 11/25/2035		520	518
Finn Square CLO Ltd.
2.207% due 12/24/2023		900	901
First Franklin Mortgage Loan Trust
1.336% due 09/25/2035		7,000	6,318
Fremont Home Loan Trust
1.246% due 07/25/2035		100	91
GSAMP Trust
1.491% due 09/25/2035 ^		128	119
Hillmark Funding Ltd.
1.161% due 05/21/2021		1,311	1,306
HSI Asset Securitization Corp. Trust
1.026% due 02/25/2036		500	451
Merrill Lynch Mortgage Investors Trust
1.236% due 05/25/2036		224	208
Navient Student Loan Trust
1.906% due 03/25/2066		2,470	2,498
NovaStar Mortgage Funding Trust
1.226% due 01/25/2036		2,002	1,788
Saxon Asset Securities Trust
4.034% due 06/25/2033		154	157
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	2,025	2,083
Structured Asset Securities Corp.
1.416% due 02/25/2035		$94	86

Total Asset-Backed Securities (Cost $16,444)			16,524

SOVEREIGN ISSUES 4.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,369
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	18,280	2,786
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	2,474	3,333
2.250% due 07/25/2020 (d)		663	796
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (d)		1,206	1,332
2.350% due 09/15/2024 (d)		7,310	8,798
3.100% due 09/15/2026 (d)		427	550
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	306,900	2,766
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	5,851	313
4.750% due 06/14/2018		59,450	2,786
7.750% due 05/29/2031		41,961	2,024

New Zealand Government International Bond
3.000% due 09/20/2030 (d)	NZD	13,291	10,239
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	2	2
3.000% due 02/24/2025		2	2
3.000% due 02/24/2026		8	7
3.000% due 02/24/2029		74	56
3.000% due 02/24/2030		65	48
3.000% due 02/24/2031		424	309
3.000% due 02/24/2032		62	44
3.000% due 02/24/2033		47	33
3.000% due 02/24/2034		34	23
3.000% due 02/24/2035		5	3
3.000% due 02/24/2036		100	67
3.000% due 02/24/2037		184	123
3.000% due 02/24/2038		184	121
3.000% due 02/24/2040		36	24
3.000% due 02/24/2041		19	13
3.000% due 02/24/2042		241	159
4.500% due 07/03/2017	JPY	350,000	2,968
4.750% due 04/17/2019	EUR	1,268	1,263
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	3,234	4,698
0.125% due 03/22/2026 (d)		4,430	6,598
0.125% due 03/22/2044 (d)		666	1,298
0.125% due 03/22/2046 (d)		2,476	4,967
0.125% due 03/22/2058 (d)		248	621

Total Sovereign Issues (Cost $67,839)			61,539

	SHARES
COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.5%
Hilton Worldwide Holdings, Inc.		253,747	6,902

Total Common Stocks (Cost $5,644)			6,902

REAL ESTATE INVESTMENT TRUSTS 15.9%
REAL ESTATE 15.9%
Alexandria Real Estate Equities, Inc.		66,265	7,364
American Campus Communities, Inc.		95,962	4,776
American Tower Corp.		97,234	10,276
AvalonBay Communities, Inc.		72,133	12,778
Boston Properties, Inc.		76,449	9,616
Colony Starwood Homes		80,162	2,309
CubeSmart		95,312	2,551
DCT Industrial Trust, Inc.		56,614	2,711
Digital Realty Trust, Inc.		83,773	8,232
Douglas Emmett, Inc.		104,916	3,836
EastGroup Properties, Inc.		70,814	5,229
EPR Properties		86,007	6,173
Equinix, Inc.		25,671	9,175
Equity Residential		212,627	13,685
Essex Property Trust, Inc.		49,409	11,488
Federal Realty Investment Trust		50,885	7,231
General Growth Properties, Inc.		319,394	7,978
Kilroy Realty Corp.		70,387	5,154
Life Storage, Inc.		36,149	3,082
Mid-America Apartment Communities, Inc.		18,983	1,859
Omega Healthcare Investors, Inc.		64,436	2,014
Physicians Realty Trust		240,226	4,555
ProLogis, Inc.		299,374	15,804
Retail Properties of America, Inc. ‘A’		86,027	1,319
Ryman Hospitality Properties, Inc.		73,809	4,651
Simon Property Group, Inc.		111,656	19,838
SL Green Realty Corp.		47,155	5,072
Spirit Realty Capital, Inc.		298,928	3,246
Sun Communities, Inc.		123,513	9,462
Vornado Realty Trust		57,233	5,973
Welltower, Inc.		116,457	7,794

Total Real Estate Investment Trusts (Cost $211,150)			215,231

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.751% due 09/08/2017		$4,400	4,407

REPURCHASE AGREEMENTS (f) 2.0%			26,500

JAPAN TREASURY BILLS 3.5%
(0.339)% due 01/10/2017 - 02/13/2017 (a)(b)	JPY	5,480,000	46,894

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (b)(c)	MXN	7,800	374

U.S. TREASURY BILLS 0.3%
0.458% due 02/02/2017 - 02/23/2017 (a)(b)(k)		$3,375	3,373

Total Short-Term Instruments (Cost $87,250)			81,548

Total Investments in Securities (Cost $1,838,195)			1,833,476

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		6,042,165	59,727

Total Short-Term Instruments (Cost $59,721)			59,727

Total Investments in Affiliates (Cost $59,721)			59,727

Total Investments 140.2% (Cost $1,897,916)			$1,893,203
Financial Derivative Instruments (h)(j) 3.6% (Cost or Premiums, net $153)			48,841
Other Assets and Liabilities, net (43.8)%			(591,997)

Net Assets 100.0%			$1,350,047

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$16,981	1.26%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$25,800	U.S. Treasury Notes 1.500% due 03/31/2023	$(26,492)	$25,800	$25,801
SSB	0.010	12/30/2016	01/03/2017	700	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(718)	700	700

Total Repurchase Agreements						$(27,210)	$26,500	$26,501

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.000%	11/04/2016	01/04/2017	$(18,787)	$(18,819)
	1.070	11/18/2016	01/18/2017	(18,292)	(18,317)
BSN	0.800	10/21/2016	01/19/2017	(20,418)	(20,452)
	0.810	12/05/2016	01/03/2017	(29,604)	(29,623)
GRE	0.970	12/30/2016	01/04/2017	(68,888)	(68,895)
	1.000	11/14/2016	01/13/2017	(52,563)	(52,635)
	1.030	11/16/2016	01/13/2017	(78,120)	(78,227)
IND	0.830	11/09/2016	01/09/2017	(12,089)	(12,105)
	0.830	11/14/2016	01/17/2017	(135,611)	(135,768)
JPS	2.650	12/30/2016	01/03/2017	(25,805)	(25,797)
NOM	0.850	12/13/2016	01/18/2017	(55,500)	(55,528)

Total Reverse Repurchase Agreements					$(516,166)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(607,681) at a weighted average interest rate of 0.651%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$7,000	$(6,870)	$(6,949)
Fannie Mae, TBA	3.500	02/01/2047	8,000	(8,182)	(8,182)
Fannie Mae, TBA	4.000	01/01/2047	3,000	(3,146)	(3,153)

Total Short Sales				$(18,198)	$(18,284)

(g)	Securities with an aggregate market value of $517,276 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	68	$(32)	$(13)

Total Written Options				$(32)	$(13)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	Short	03/2017	5	$(6)	$0	$0
Euro-BTP Italy Government Bond March Futures	Short	03/2017	120	(310)	37	(58)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	208	548	120	(99)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	75	(120)	36	(37)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	444	6	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	444	(23)	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	621	74	0	(39)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	819	173	282	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	214	11	0	(160)
United Kingdom Long Gilt March Futures	Short	03/2017	67	(173)	3	(69)

Total Futures Contracts				$180	$478	$(462)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	11,400	$728	$308	$14	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021	12,100	(206)	(68)	0	(2)
CDX.IG-27 5-Year Index	1.000	12/20/2021	8,000	(124)	(51)	0	(2)

				$398	$189	$14	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018		$19,600	$(16)	$(66)	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		4,500	(29)	60	0	(3)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		3,100	69	24	0	(3)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,400	500	(721)	82	0
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		38,100	29	336	73	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		12,900	132	173	0	(30)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		39,600	586	735	0	(92)
Receive *	3-Month USD-LIBOR	2.300	04/27/2026		29,300	572	687	0	(68)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		7,300	291	302	0	(16)
Receive *	3-Month USD-LIBOR	2.000	07/27/2026		19,400	646	704	0	(44)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		40,770	2,156	3,337	0	(136)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		14,330	1,182	1,018	0	(121)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		8,500	(22)	(236)	0	(79)
Receive *	6-Month EUR-EURIBOR	1.250	03/15/2047	EUR	10,800	(34)	452	0	(63)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	18,900	1,129	419	0	(138)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		3,160	(69)	(270)	0	(53)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		5,640	(560)	(438)	0	(99)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	84,100	(136)	115	0	(11)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	69,400	(259)	(73)	8	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		13,500	(22)	(14)	2	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		34,300	(38)	(36)	5	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		8,500	(4)	(4)	1	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		1,300	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		54,400	23	24	20	0
Pay	28-Day MXN-TIIE	8.300	12/11/2031		13,800	9	9	7	0
Receive	CPTFEMU	0.290	08/15/2017	EUR	27,600	114	63	0	(20)
Pay	CPTFEMU	0.830	05/15/2018		14,300	(153)	(91)	0	(2)
Receive	CPTFEMU	0.882	11/15/2018		3,600	23	23	1	0
Receive	CPTFEMU	0.806	04/15/2021		2,290	52	46	2	0
Receive	CPTFEMU	0.875	05/15/2021		10,900	232	161	8	0
Receive	CPTFEMU	1.385	12/15/2026		500	(5)	(2)	0	(1)
Receive	CPURNSA	2.085	10/11/2017		$33,100	(1,066)	58	21	0
Receive	CPURNSA	2.026	11/23/2020		5,500	35	35	1	0
Receive	CPURNSA	2.021	11/25/2020		5,200	33	33	1	0
Receive	FRCPXTOB	0.890	11/15/2018	EUR	2,900	27	23	3	0
Pay	UKRPI	3.350	05/15/2030	GBP	2,900	(37)	(16)	0	(5)
Pay	UKRPI	3.400	06/15/2030		8,500	(55)	(11)	0	(15)
Pay	UKRPI	3.325	08/15/2030		7,100	(221)	(190)	0	(19)
Pay	UKRPI	3.275	09/15/2030		9,200	(406)	32	0	(23)
Pay	UKRPI	3.300	12/15/2030		5,200	(266)	(19)	0	(14)
Pay	UKRPI	3.140	04/15/2031		2,700	(277)	17	0	(9)
Pay	UKRPI	3.100	06/15/2031		2,800	(345)	(56)	0	(9)
Pay	UKRPI	3.585	10/15/2046		2,800	(114)	44	4	0

						$3,704	$6,685	$239	$(1,073)

Total Swap Agreements						$4,102	$6,874	$253	$(1,077)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $9,328 and cash of $5,955 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	$	10,650	NZD	15,359	$19	$0
	02/2017	NZD	15,359	$	10,641	0	(19)
BOA	01/2017	BRL	4,257		1,306	0	(2)
	01/2017	DKK	14,900		2,252	142	0
	01/2017	SGD	4,878		3,458	90	0
	01/2017	$	1,243	BRL	4,257	65	0
	01/2017		27,267	EUR	26,218	336	0
	02/2017	EUR	26,218	$	27,305	0	(334)
	02/2017	MXN	195,141		10,399	1,037	0
	04/2017	DKK	16,464		2,497	154	0
BPS	01/2017		11,716		1,793	134	0
	01/2017	EUR	34,578		36,675	271	0
	01/2017	GBP	15,595		19,501	280	0
	01/2017	INR	120,793		1,787	11	0
	01/2017	$	2,415	JPY	274,300	0	(68)
	02/2017	JPY	350,000	$	3,343	343	0
	02/2017	MXN	2,777		134	1	0
BRC	01/2017	COP	2,697,668		908	13	0
	01/2017	$	111	DKK	744	0	(6)
	07/2017	DKK	4,646	$	709	44	0
CBK	01/2017	CNH	12,808		1,844	9	0
	01/2017	DKK	8,120		1,196	46	0
	01/2017	GBP	1,141		1,397	0	(9)
	01/2017	JPY	2,460,000		23,876	2,819	0
	01/2017	$	116	MYR	481	0	(8)
	02/2017	JPY	1,210,000	$	11,548	1,177	0
DUB	01/2017	INR	80,064		1,184	7	0
	02/2017	$	9,003	MXN	172,719	0	(717)
FBF	02/2017		122		2,496	0	(2)
	02/2017		1,168	RUB	72,467	0	(1)
GLM	01/2017	DKK	18,295	$	2,598	11	(4)
	01/2017	JPY	720,000		7,116	953	0
	02/2017	$	2,284	RUB	146,123	70	0
HUS	01/2017	DKK	1,435	$	216	13	0
	01/2017	$	15,464	CAD	20,257	0	(376)
	02/2017	MXN	7,067	$	347	7	0
	10/2017	DKK	55,330		8,468	512	0
IND	01/2017	$	23,498	GBP	19,193	157	0
	02/2017	GBP	19,193	$	23,513	0	(159)
JPM	01/2017	AUD	4,526		3,340	74	0
	01/2017	BRL	4,984		1,529	0	(2)
	01/2017	CNH	176,925		26,005	752	0
	01/2017	DKK	9,135		1,309	24	(9)
	01/2017	GBP	3,598		4,582	147	0
	01/2017	$	1,457	BRL	4,984	75	0
	01/2017		6,020	EUR	5,603	0	(121)
	01/2017		6,506	JPY	764,826	38	0
	02/2017	CNH	6,662	$	971	28	0
	02/2017	JPY	1,504,826		13,567	708	(40)
	02/2017	MXN	15,080		730	7	0
	02/2017	$	3,652	MXN	76,891	37	0
	02/2017	ZAR	5,842	$	423	1	0
	10/2017	DKK	5,010		768	47	0
SCX	01/2017	BRL	11,702		3,575	0	(20)
	01/2017	CAD	20,159		14,944	0	(71)
	01/2017	CNH	30,750		4,473	67	0
	01/2017	JPY	1,884,126		16,861	739	0
	01/2017	$	3,565	BRL	11,702	31	0
	02/2017	MXN	7,737	$	377	5	0
	02/2017	$	3,543	BRL	11,702	23	0
SOG	01/2017	NZD	15,359	$	10,870	201	0
	01/2017	$	9,006	CNH	60,727	0	(305)
UAG	01/2017	INR	92,672	$	1,363	1	0
	01/2017	$	2,978	EUR	2,757	0	(76)
	01/2017		7,151	INR	482,743	0	(54)
	01/2017		7,422	JPY	845,000	0	(192)
	04/2017		1,349	INR	92,672	0	(2)

Total Forward Foreign Currency Contracts						$11,726	$(2,597)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	02/13/2017	$109,000	$53	$74
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	5,200	521	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,200	521	816
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	6,200	423	497
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	218,500	98	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	159,400	80	46
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	89,000	47	44
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	30,500	348	1,050
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	40,200	466	1,316
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	9,500	874	1,003
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	2,900	290	311
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	2,900	304	321
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	16,200	1,528	1,877
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,700	370	135
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	370	580

							$6,293	$8,264

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$66,300	$928	$316
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	66,600	926	317

						$1,854	$633

Total Purchased Options						$8,147	$8,897

*	The underlying instrument has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	1,600	$(3)	$(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		5,400	(12)	(4)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		5,900	(12)	(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		3,500	(6)	(1)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		1,200	(2)	0
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017		$16,600	(46)	(38)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	1,800	(3)	0

							$(84)	$(45)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$1.297	01/27/2017	GBP	10,370	$(83)	$(7)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	(1)
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(88)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(18)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(199)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(88)

							$(1,142)	$(396)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$31,300	$(441)	$(665)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	34,300	(245)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	34,300	(274)	(359)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	44,200	(877)	(1,185)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	13,500	(290)	(373)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	13,500	(304)	(382)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	76,500	(1,534)	(2,279)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	14,100	(122)	(30)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	14,100	(123)	(290)

							$(4,210)	$(5,581)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$132,600	$(928)	$(142)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	133,200	(927)	(142)

						$(1,855)	$(284)

Total Written Options						$(7,374)	$(6,313)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Brazil Government International Bond	1.000%	06/20/2021	2.514%	$400	$(32)	$7	$0	$(25)
	Mexico Government International Bond	1.000	06/20/2021	1.407	500	(11)	2	0	(9)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.514	800	(63)	13	0	(50)
	Mexico Government International Bond	1.000	06/20/2021	1.407	1,900	(42)	10	0	(32)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.407	400	(9)	2	0	(7)
HUS	Brazil Government International Bond	1.000	06/20/2021	2.514	5,000	(323)	11	0	(312)
	Mexico Government International Bond	1.000	06/20/2021	1.407	200	(5)	2	0	(3)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.514	500	(32)	1	0	(31)
NGF	Russia Government International Bond	1.000	06/20/2021	1.622	1,200	(67)	36	0	(31)

						$(584)	$84	$0	$(500)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.500%	01/15/2017	$	7,450	$0	$(11)	$0	$(11)
	Pay	CPURNSA	1.510	01/15/2017		3,800	0	(5)	0	(5)
	Receive	CPURNSA	1.715	04/15/2017		73,990	0	426	426	0
	Receive	CPURNSA	1.580	05/23/2018		45,500	0	334	334	0
	Receive	CPURNSA	1.565	06/07/2018		2,300	0	17	17	0
	Receive	CPURNSA	1.570	11/23/2020		35,400	0	802	802	0
	Pay	UKRPI	3.430	06/15/2030	GBP	1,400	0	2	2	0
	Pay	UKRPI	3.350	08/15/2030		5,200	(59)	(71)	0	(130)
CBK	Pay	CPTFEMU	1.177	05/15/2026	EUR	2,600	0	(82)	0	(82)
DUB	Receive	CPURNSA	2.500	07/15/2022	$	3,600	26	(330)	0	(304)
	Receive	CPURNSA	2.560	05/08/2023		33,100	0	(2,829)	0	(2,829)
GLM	Receive	CPURNSA	2.415	02/12/2017		7,400	0	(376)	0	(376)
	Receive	CPURNSA	2.205	10/11/2018		27,400	0	(1,027)	0	(1,027)
	Pay	CPURNSA	2.060	05/12/2025		30,700	0	(220)	0	(220)
	Pay	UKRPI	3.400	06/15/2030	GBP	2,770	9	(27)	0	(18)
	Receive	UKRPI	3.145	05/15/2046		1,190	20	272	292	0
	Receive	UKRPI	3.120	06/15/2046		1,060	0	290	290	0
JPM	Receive	CPURNSA	1.550	07/26/2021	$	4,500	0	140	140	0
	Receive	CPURNSA	1.602	09/12/2021		3,400	0	94	94	0
	Pay	CPURNSA	1.730	07/26/2026		4,500	0	(245)	0	(245)
	Pay	CPURNSA	1.801	09/12/2026		3,400	0	(161)	0	(161)
	Pay	UKRPI	3.400	06/15/2030	GBP	600	0	(4)	0	(4)
MYC	Pay	CPURNSA	1.805	09/20/2026	$	1,300	0	(62)	0	(62)
RYL	Pay	FRCPXTOB	1.140	08/15/2026	EUR	12,700	0	(541)	0	(541)
	Pay	UKRPI	3.140	07/15/2031	GBP	190	0	(22)	0	(22)

							$(4)	$(3,636)	$2,397	$(6,037)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	15,788	1-Month USD-LIBOR plus a specified spread	04/06/2017	$141,294	$0	$6,566	$6,566	$0
	Receive	DWRTFT Index	14,468	1-Month USD-LIBOR plus a specified spread	08/24/2017	131,592	0	4,234	4,234	0
FBF	Receive	DWRTFT Index	17,525	1-Month USD-LIBOR plus a specified spread	06/07/2017	159,397	0	5,131	5,131	0
	Receive	DWRTFT Index	38,858	1-Month USD-LIBOR plus a specified spread	08/24/2017	353,429	0	11,372	11,372	0
GST	Receive	DWRTFT Index	35,584	1-Month USD-LIBOR plus a specified spread	04/06/2017	319,160	0	14,786	14,786	0

							$0	$42,089	$42,089	$0

Total Swap Agreements							$(588)	$38,537	$44,486	$(6,537)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $5,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,654	$16,981	$74,635
Industrials	0	5,612	0	5,612
Utilities	0	9,227	0	9,227
U.S. Government Agencies	0	68,102	0	68,102
U.S. Treasury Obligations	0	1,284,403	0	1,284,403
Non-Agency Mortgage-Backed Securities	0	9,753	0	9,753
Asset-Backed Securities	0	16,524	0	16,524
Sovereign Issues	0	61,539	0	61,539
Common Stocks
Consumer Discretionary	6,902	0	0	6,902
Real Estate Investment Trusts
Real Estate	215,231	0	0	215,231
Short-Term Instruments
Certificates of Deposit	0	4,407	0	4,407
Repurchase Agreements	0	26,500	0	26,500
Japan Treasury Bills	0	46,894	0	46,894
Mexico Treasury Bills	0	374	0	374
U.S. Treasury Bills	0	3,373	0	3,373
	$222,133	$1,594,362	$16,981	$1,833,476

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,727	$0	$0	$59,727

Total Investments	$281,860	$1,594,362	$16,981	$1,893,203

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,284)	$0	$(18,284)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	478	253	0	731
Over the counter	0	65,109	0	65,109
	$478	$65,362	$0	$65,840

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(475)	(1,077)	0	(1,552)
Over the counter	0	(15,447)	0	(15,447)

	$(475)	$(16,524)	$0	$(16,999)

Total Financial Derivative Instruments	$3	$48,838	$0	$48,841

Totals	$281,863	$1,624,916	$16,981	$1,923,760

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$16,753	$0	$0	$0	$0	$228	$0	$0	$16,981	$228

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,981	Proxy Pricing	Base Price	99.900

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2020 Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.481% due 03/09/2017 - 03/16/2017 (a)(b)	$76	$76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Securities (Cost $76)		76

	SHARES
INVESTMENTS IN AFFILIATES 99.4%
MUTUAL FUNDS (c) 81.3%
PIMCO CommodityRealReturn Strategy Fund®	112,073	803
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	88,408	925
PIMCO High Yield Fund	329,311	2,901
PIMCO Income Fund	423,442	5,107
PIMCO Long Duration Total Return Fund	163,698	1,706
PIMCO Long-Term Credit Fund	149,379	1,707
PIMCO Real Return Asset Fund	419,660	3,416
PIMCO Real Return Fund	350,763	3,830
PIMCO RealEstateRealReturn Strategy Fund	124,074	1,016
PIMCO StocksPLUS® Fund	817,510	7,742
PIMCO Total Return Fund	219,568	2,202

Total Mutual Funds (Cost $30,659)		31,355

SHORT-TERM INSTRUMENTS 18.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio III	707,462	6,993

Total Short-Term Instruments (Cost $6,994)		6,993

Total Investments in Affiliates (Cost $37,653)		38,348

Total Investments 99.6% (Cost $37,729)		$38,424
Financial Derivative Instruments (d)(e) (0.1)% (Cost or Premiums, net $56)		(22)
Other Assets and Liabilities, net 0.5%		187

Net Assets 100.0%		$38,589

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	15	$30	$4
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	16	48	9

				$78	$13

Total Purchased Options				$78	$13

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	16	$(16)	$(2)

Total Written Options				$(16)	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$3,100	$(48)	$(18)	$0	$(1)

Total Swap Agreements				$(48)	$(18)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $65 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2017	$	185	JPY	18,400	$0	$(27)
DUB	02/2017	PLN	125	$	32	2	0
JPM	01/2017	EUR	63		67	1	0
	01/2017	$	66	AUD	89	0	(2)

Total Forward Foreign Currency Contracts						$3	$(29)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$300	$(6)	$7	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	70,624	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,533	$0	$(6)	$0	$(6)
GST	Receive	Vanguard Small- Cap ETF	9,095	1-Month USD- LIBOR less a specified spread	07/06/2017	1,187	0	(14)	0	(14)
JPM	Receive	Vanguard FTSE Developed Markets ETF	97,134	1-Month USD- LIBOR less a specified spread	07/06/2017	3,567	0	13	13	0

							$0	$(7)	$13	$(20)

Total Swap Agreements							$(6)	$0	$14	$(20)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$76	$0	$76
	$0	$76	$0	$76

Investments in Affiliates, at Value
Mutual Funds	31,355	0	0	31,355
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,993	0	0	6,993
	$38,348	$0	$0	$38,348

Total Investments	$38,348	$76	$0	$38,424

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	13	0	13
Over the counter	0	17	0	17
	$0	$30	$0	$30

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(49)	0	(49)

	$0	$(52)	$0	$(52)

Total Financial Derivative Instruments	$0	$(22)	$0	$(22)

Totals	$38,348	$54	$0	$38,402

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2025 Fund

December 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.3%		$113

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.480% due 03/09/2017 (a)(b)	$76	76

Total Short-Term Instruments (Cost $189)		189

Total Investments in Securities (Cost $189)		189

	SHARES
INVESTMENTS IN AFFILIATES 100.8%
MUTUAL FUNDS (c) 77.0%
PIMCO CommodityRealReturn Strategy Fund®	100,078	717
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	47,663	499
PIMCO High Yield Fund	304,243	2,680
PIMCO Income Fund	290,609	3,505
PIMCO Long Duration Total Return Fund	171,838	1,791
PIMCO Long-Term Credit Fund	154,924	1,771
PIMCO Real Return Asset Fund	440,478	3,585
PIMCO Real Return Fund	228,932	2,500
PIMCO RealEstateRealReturn Strategy Fund	158,634	1,299
PIMCO StocksPLUS® Fund	875,305	8,289
PIMCO Total Return Fund	81,896	821

Total Mutual Funds (Cost $26,482)		27,457

SHORT-TERM INSTRUMENTS 23.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.8%
PIMCO Short-Term Floating NAV Portfolio III	858,811	8,489

Total Short-Term Instruments (Cost $8,490)		8,489

Total Investments in Affiliates (Cost $34,972)		35,946

Total Investments 101.3% (Cost $35,161)		$36,135
Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $48)		(40)
Other Assets and Liabilities, net (1.2)%		(422)

Net Assets 100.0%		$35,673

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$113	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(120)	$113	$113

Total Repurchase Agreements						$(120)	$113	$113

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	13	$26	$4
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	13	39	7

				$65	$11

Total Purchased Options				$65	$11

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	13	$(13)	$(1)

Total Written Options				$(13)	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$3,200	$(50)	$(19)	$0	$(1)

Total Swap Agreements				$(50)	$(19)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $62 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2017	$	62	JPY	6,200	$0	$(9)
DUB	02/2017	PLN	148	$	38	3	0
JPM	01/2017	EUR	100		106	1	0
	01/2017	$	47	AUD	63	0	(1)

Total Forward Foreign Currency Contracts						$4	$(10)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$200	$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	81,103	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,909	$0	$(8)	$0	$(8)
GST	Receive	Vanguard Small-Cap ETF	9,892	1-Month USD-LIBOR less a specified spread	07/06/2017	1,291	0	(15)	0	(15)
JPM	Receive	Vanguard FTSE Developed Markets ETF	109,286	1-Month USD-LIBOR less a specified spread	07/06/2017	4,013	0	(21)	0	(21)

							$0	$(44)	$0	$(44)

Total Swap Agreements							$(4)	$(39)	$1	$(44)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$113	$0	$113
U.S. Treasury Bills	0	76	0	76
	$0	$189	$0	$189

Investments in Affiliates, at Value
Mutual Funds	27,457	0	0	27,457
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,489	0	0	8,489
	$35,946	$0	$0	$35,946
Total Investments	$35,946	$189	$0	$36,135

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11	0	11
Over the counter	0	5	0	5
	$0	$16	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(54)	0	(54)
	$0	$(56)	$0	$(56)
Total Financial Derivative Instruments	$0	$(40)	$0	$(40)
Totals	$35,946	$149	$0	$36,095

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2030 Fund

December 31, 2016 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
REPURCHASE AGREEMENTS (d) 0.5%			$227

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 8.9%
(0.288)% due 03/06/2017 (a)(b)	JPY	490,000	4,195

U.S. TREASURY BILLS 0.6%
0.471% due 02/02/2017 - 03/16/2017 (a)(b)		$292	292

Total Short-Term Instruments (Cost $4,844)			4,714

Total Investments in Securities (Cost $4,844)			4,714

	SHARES
INVESTMENTS IN AFFILIATES 90.5%
MUTUAL FUNDS (c) 73.2%
PIMCO CommodityRealReturn Strategy Fund®		131,902	944
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		47,087	493
PIMCO High Yield Fund		401,238	3,535
PIMCO Income Fund		341,214	4,115
PIMCO Long Duration Total Return Fund		186,231	1,941
PIMCO Long-Term Credit Fund		169,916	1,942
PIMCO Real Return Asset Fund		477,328	3,885
PIMCO Real Return Fund		138,358	1,511
PIMCO RealEstateRealReturn Strategy Fund		303,215	2,483
PIMCO StocksPLUS® Fund		1,384,918	13,115
PIMCO Total Return Fund		53,215	534

Total Mutual Funds (Cost $32,321)			34,498

SHORT-TERM INSTRUMENTS 17.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short-Term Floating NAV Portfolio III		823,488	8,140

Total Short-Term Instruments (Cost $8,140)			8,140

Total Investments in Affiliates (Cost $40,461)			42,638

Total Investments 100.5% (Cost $45,305)			$47,352
Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $(6))			153
Other Assets and Liabilities, net (0.7)%			(391)

Net Assets 100.0%			$47,114

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$227	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(234)	$227	$227

Total Repurchase Agreements						$(234)	$227	$227

(1)	Includes accrued interest.
(2)	Collateral is is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$5,300	$(82)	$(31)	$0	$(2)

Total Swap Agreements				$(82)	$(31)	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $94 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	03/2017	JPY	110,000	$	980	$36	$0
CBK	03/2017		280,000		2,496	93	0
DUB	02/2017	PLN	247		63	4	0
GLM	01/2017	JPY	1,600		14	0	0
JPM	01/2017	EUR	215		229	3	0
	01/2017	$	48	AUD	65	0	(1)
	02/2017	ZAR	428	$	31	0	0
	03/2017	JPY	100,000		891	33	0

Total Forward Foreign Currency Contracts						$169	$(1)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$300	$(6)	$7	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	126,551	1-Month USD-LIBOR plus a specified spread	07/06/2017	$4,539	$0	$(13)	$0	$(13)
GST	Receive	Vanguard Small-Cap ETF	14,469	1-Month USD-LIBOR less a specified spread	07/06/2017	1,888	0	(22)	0	(22)
JPM	Receive	Vanguard FTSE Developed Markets ETF	170,315	1-Month USD-LIBOR less a specified spread	07/06/2017	6,254	0	21	21	0

							$0	$(14)	$21	$(35)

Total Swap Agreements							$(6)	$(7)	$22	$(35)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$227	$0	$227
Japan Treasury Bills	0	4,195	0	4,195
U.S. Treasury Bills	0	292	0	292
	$0	$4,714	$0	$4,714

Investments in Affiliates, at Value
Mutual Funds	34,498	0	0	34,498
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,140	0	0	8,140

	$42,638	$0	$0	$42,638

Total Investments	$42,638	$4,714	$0	$47,352

Financial Derivative Instruments - Assets
Over the counter	$0	$191	$0	$191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(36)	0	(36)

	$0	$(38)	$0	$(38)

Total Financial Derivative Instruments	$0	$153	$0	$153

Totals	$42,638	$4,867	$0	$47,505

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2035 Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
JAPAN TREASURY BILLS 8.6%
(0.291)% due 01/23/2017 - 03/06/2017 (a)(b)	JPY	360,000	$3,081

U.S. TREASURY BILLS 0.5%
0.484% due 03/09/2017 (a)(b)		$174	174

Total Short-Term Instruments (Cost $3,559)			3,255

Total Investments in Securities (Cost $3,559)			3,255

	SHARES
INVESTMENTS IN AFFILIATES 90.9%
MUTUAL FUNDS (c) 69.6%
PIMCO CommodityRealReturn Strategy Fund®		99,514	712
PIMCO Emerging Local Bond Fund		30,912	215
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		35,643	373
PIMCO High Yield Fund		279,820	2,465
PIMCO Income Fund		234,182	2,824
PIMCO Long Duration Total Return Fund		89,233	930
PIMCO Long-Term Credit Fund		81,422	931
PIMCO Real Return Asset Fund		175,774	1,431
PIMCO Real Return Fund		63,101	689
PIMCO RealEstateRealReturn Strategy Fund		317,241	2,598
PIMCO StocksPLUS® Fund		1,189,025	11,260
PIMCO Total Return Fund		36,363	365

Total Mutual Funds (Cost $22,753)			24,793

SHORT-TERM INSTRUMENTS 21.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.3%
PIMCO Short-Term Floating NAV Portfolio III		766,097	7,573

Total Short-Term Instruments (Cost $7,573)			7,573

Total Investments in Affiliates (Cost $30,326)			32,366

Total Investments 100.0% (Cost $33,885)			$35,621
Financial Derivative Instruments (d)(e) 0.7% (Cost or Premiums, net $(4))			249
Other Assets and Liabilities, net (0.7)%			(259)

Net Assets 100.0%			$35,611

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$4,500	$(70)	$(26)	$0	$(1)

Total Swap Agreements				$(70)	$(26)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $79 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	03/2017	JPY	30,000	$	267	$10	$0
CBK	01/2017		130,000		1,251	138	0
	03/2017		60,000		535	20	0
DUB	02/2017	PLN	226		58	4	0
GLM	01/2017	JPY	2,300		20	0	0
JPM	01/2017	EUR	67		71	1	0
	01/2017	JPY	120,000		1,155	127	0
	03/2017		20,000		178	6	0

Total Forward Foreign Currency Contracts						$306	$0

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$200	$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	105,086	1-Month USD-LIBOR plus a specified spread	07/06/2017	$3,770	$0	$(11)	$0	$(11)
GST	Receive	Vanguard Small-Cap ETF	12,633	1-Month USD-LIBOR less a specified spread	07/06/2017	1,648	0	(19)	0	(19)
JPM	Receive	Vanguard FTSE Developed Markets ETF	148,241	1-Month USD-LIBOR less a specified spread	07/06/2017	5,443	0	(27)	0	(27)

							$0	$(57)	$0	$(57)

Total Swap Agreements							$(4)	$(52)	$1	$(57)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$3,081	$0	$3,081
U.S. Treasury Bills	0	174	0	174
	$0	$3,255	$0	$3,255

Investments in Affiliates, at Value
Mutual Funds	24,793	0	0	24,793
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,573	0	0	7,573

	$32,366	$0	$0	$32,366

Total Investments	$32,366	$3,255	$0	$35,621

Financial Derivative Instruments - Assets
Over the counter	$0	$307	$0	$307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(57)	0	(57)

	$0	$(58)	$0	$(58)

Total Financial Derivative Instruments	$0	$249	$0	$249

Totals	$32,366	$3,504	$0	$35,870

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2040 Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (d) 0.3%			$158

JAPAN TREASURY BILLS 7.9%
(0.293)% due 01/23/2017 - 03/06/2017 (a)(b)	JPY	420,000	3,594

U.S. TREASURY BILLS 0.8%
0.473% due 02/02/2017 - 03/16/2017 (a)(b)		$342	342

Total Short-Term Instruments (Cost $4,547)			4,094

Total Investments in Securities (Cost $4,547)			4,094

	SHARES
INVESTMENTS IN AFFILIATES 91.2%
MUTUAL FUNDS (c) 66.8%
PIMCO CommodityRealReturn Strategy Fund®		129,379	926
PIMCO Emerging Local Bond Fund		105,315	732
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		43,623	456
PIMCO High Yield Fund		274,939	2,422
PIMCO Income Fund		238,876	2,881
PIMCO Long Duration Total Return Fund		74,667	778
PIMCO Long-Term Credit Fund		68,128	779
PIMCO Real Return Asset Fund		112,629	917
PIMCO Real Return Fund		82,036	896
PIMCO RealEstateRealReturn Strategy Fund		450,550	3,690
PIMCO StocksPLUS® Fund		1,636,076	15,494
PIMCO Total Return Fund		44,727	448

Total Mutual Funds (Cost $27,740)			30,419

SHORT-TERM INSTRUMENTS 24.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.4%
PIMCO Short-Term Floating NAV Portfolio III		1,126,249	11,133

Total Short-Term Instruments (Cost $11,134)			11,133

Total Investments in Affiliates (Cost $38,874)			41,552

Total Investments 100.2% (Cost $43,421)			$45,646
Financial Derivative Instruments (e)(f) 1.0% (Cost or Premiums, net $(4))			472
Other Assets and Liabilities, net (1.2)%			(567)

Net Assets 100.0%			$45,551

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$158	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(161)	$158	$158

Total Repurchase Agreements						$(161)	$158	$158

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$5,800	$(90)	$(34)	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/15/2046	$98	$3	$7	$0	$(1)

Total Swap Agreements					$(87)	$(27)	$0	$(3)

Cash of $132 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2017	JPY	220,000	$	2,118	$234	$0
	03/2017		10,000	JPY	89	3	0
DUB	02/2017	PLN	198		51	3	0
GLM	01/2017	JPY	3,300		29	1	0
JPM	01/2017	EUR	195		207	2	0
	01/2017	JPY	190,000		1,828	201	0

Total Forward Foreign Currency Contracts						$444	$0

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$200	$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	145,957	1-Month USD-LIBOR plus a specified spread	07/06/2017	$5,219	$0	$(1)	$0	$(1)
GST	Receive	Vanguard Small-Cap ETF	17,551	1-Month USD-LIBOR less a specified spread	07/06/2017	2,196	0	70	70	0
JPM	Receive	Vanguard FTSE Developed Markets ETF	208,294	1-Month USD-LIBOR less a specified spread	07/06/2017	7,648	0	(39)	0	(39)

							$0	$30	$70	$(40)

Total Swap Agreements							$(4)	$35	$71	$(40)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$158	$0	$158
Japan Treasury Bills	0	3,594	0	3,594
U.S. Treasury Bills	0	342	0	342
	$0	$4,094	$0	$4,094

Investments in Affiliates, at Value
Mutual Funds	30,419	0	0	30,419
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,133	0	0	11,133

	$41,552	$0	$0	$41,552

Total Investments	$41,552	$4,094	$0	$45,646

Financial Derivative Instruments - Assets
Over the counter	$0	$515	$0	$515

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(40)	0	(40)

	$0	$(43)	$0	$(43)

Total Financial Derivative Instruments	$0	$472	$0	$472

Totals	$41,552	$4,566	$0	$46,118

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2045 Fund

December 31, 2016 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.5%
SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (e) 0.7%			$299

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.3%
Federal Home Loan Bank
0.457% due 01/25/2017 (b)(c)		$200	200
0.487% due 01/23/2017 (b)(c)		200	200
0.497% due 01/18/2017 (b)(c)		200	200

			600

JAPAN TREASURY BILLS 7.7%
(0.293)% due 01/23/2017 (b)(c)	JPY	410,000	3,508

U.S. TREASURY BILLS 0.8%
0.476% due 02/02/2017 - 03/09/2017 (a)(b)		$362	362

Total Short-Term Instruments (Cost $5,219)			4,769

Total Investments in Securities (Cost $5,219)			4,769

	SHARES
INVESTMENTS IN AFFILIATES 89.6%
MUTUAL FUNDS (d) 64.5%
PIMCO CommodityRealReturn Strategy Fund®		125,244	897
PIMCO Emerging Local Bond Fund		132,329	920
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		41,752	437
PIMCO High Yield Fund		170,692	1,504
PIMCO Income Fund		162,589	1,961
PIMCO Long Duration Total Return Fund		64,518	672
PIMCO Long-Term Credit Fund		57,544	658
PIMCO Real Return Asset Fund		112,331	914
PIMCO Real Return Fund		81,610	891
PIMCO RealEstateRealReturn Strategy Fund		449,398	3,680
PIMCO StocksPLUS® Fund		1,727,330	16,358
PIMCO Total Return Fund		42,142	422

Total Mutual Funds (Cost $26,819)			29,314

SHORT-TERM INSTRUMENTS 25.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.1%
PIMCO Short-Term Floating NAV Portfolio III		1,153,527	11,403

Total Short-Term Instruments (Cost $11,403)			11,403

Total Investments in Affiliates (Cost $38,222)			40,717

Total Investments 100.1% (Cost $43,441)			$45,486
Financial Derivative Instruments (f)(g) 0.8% (Cost or Premiums, net $(2))			351
Other Assets and Liabilities, net (0.9)%			(384)

Net Assets 100.0%			$45,453

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$299	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(307)	$299	$299

Total Repurchase Agreements						$(307)	$299	$299

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$4,200	$(65)	$(25)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/15/2046	$200	$5	$14	$0	$(2)

Total Swap Agreements					$(60)	$(11)	$0	$(3)

Cash of $137 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2017	JPY	220,000	$	2,118	$233	$0
DUB	02/2017	PLN	139		35	2	0
GLM	01/2017	JPY	2,300		20	1	0
JPM	01/2017	EUR	100		107	1	0
	01/2017	JPY	190,000		1,828	201	0

Total Forward Foreign Currency Contracts						$438	$0

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$100	$(2)	$2	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	158,259	1-Month USD-LIBOR plus a specified spread	07/06/2017	$5,677	$0	$(16)	$0	$(16)
GST	Receive	Vanguard Small-Cap ETF	17,543	1-Month USD-LIBOR less a specified spread	07/06/2017	2,289	0	(27)	0	(27)
JPM	Receive	Vanguard FTSE Developed Markets ETF	219,016	1-Month USD-LIBOR less a specified spread	07/06/2017	8,042	0	(41)	0	(41)

							$0	$(84)	$0	$(84)

Total Swap Agreements							$(2)	$(82)	$0	$(84)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$299	$0	$299
Short-Term Notes	0	600	0	600
Japan Treasury Bills	0	3,508	0	3,508
U.S. Treasury Bills	0	362	0	362
	$0	$4,769	$0	$4,769

Investments in Affiliates, at Value
Mutual Funds	29,314	0	0	29,314
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,403	0	0	11,403

	$40,717	$0	$0	$40,717

Total Investments	$40,717	$4,769	$0	$45,486

Financial Derivative Instruments - Assets
Over the counter	$0	$438	$0	$438

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(84)	0	(84)

	$0	$(87)	$0	$(87)

Total Financial Derivative Instruments	$0	$351	$0	$351

Totals	$40,717	$5,120	$0	$45,837

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2050 Fund

December 31, 2016 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.4%
SHORT-TERM INSTRUMENTS 10.4%
REPURCHASE AGREEMENTS (e) 0.4%			$268

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 8.3%
(0.293)% due 01/23/2017 (b)(c)	JPY	580,000	4,963

U.S. TREASURY BILLS 1.7%
0.465% due 03/02/2017 - 03/16/2017 (a)(b)		$1,018	1,017

Total Short-Term Instruments (Cost $6,885)			6,248

Total Investments in Securities (Cost $6,885)			6,248

	SHARES
INVESTMENTS IN AFFILIATES 88.6%
MUTUAL FUNDS (d) 63.6%
PIMCO CommodityRealReturn Strategy Fund®		164,143	1,175
PIMCO Emerging Local Bond Fund		172,920	1,202
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		58,293	610
PIMCO High Yield Fund		166,362	1,466
PIMCO Income Fund		170,162	2,052
PIMCO Long Duration Total Return Fund		86,492	901
PIMCO Long-Term Credit Fund		75,674	865
PIMCO Real Return Asset Fund		103,377	842
PIMCO Real Return Fund		109,837	1,199
PIMCO RealEstateRealReturn Strategy Fund		591,407	4,844
PIMCO StocksPLUS® Fund		2,360,868	22,357
PIMCO Total Return Fund		59,497	597

Total Mutual Funds (Cost $34,144)			38,110

SHORT-TERM INSTRUMENTS 25.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.0%
PIMCO Short-Term Floating NAV Portfolio III		1,514,218	14,968

Total Short-Term Instruments (Cost $14,970)			14,968

Total Investments in Affiliates (Cost $49,114)			53,078

Total Investments 99.0% (Cost $55,999)			$59,326
Financial Derivative Instruments (f)(g) 0.9% (Cost or Premiums, net $(4))			543
Other Assets and Liabilities, net 0.1%			37

Net Assets 100.0%			$59,906

Notes to Schedule of Investments (amounts in thousands*, except number of units and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$268	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(276)	$268	$268

Total Repurchase Agreements						$(276)	$268	$268

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$8,900	$(138)	$(52)	$0	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/15/2046	$310	$8	$31	$0	$(2)

Total Swap Agreements					$(130)	$(21)	$0	$(5)

Cash of $235 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2017	JPY	320,000	$	3,080	$340	$0
DUB	02/2017	PLN	249		64	4	0
GLM	01/2017		$115	JPY	13,100	0	(3)
JPM	01/2017	EUR	197	$	210	2	0
	01/2017	JPY	280,000		2,694	295	0

Total Forward Foreign Currency Contracts						$641	$(3)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$200	$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	215,831	1-Month USD-LIBOR plus a specified spread	07/06/2017	$7,718	$0	$(1)	$0	$(1)
GST	Receive	Vanguard Small-Cap ETF	22,925	1-Month USD-LIBOR less a specified spread	07/06/2017	2,991	0	(35)	0	(35)
JPM	Receive	Vanguard FTSE Developed Markets ETF	293,755	1-Month USD-LIBOR less a specified spread	07/06/2017	10,787	0	(55)	0	(55)

							$0	$(91)	$0	$(91)

Total Swap Agreements							$(4)	$(86)	$1	$(91)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$268	$0	$268
Japan Treasury Bills	0	4,963	0	4,963
U.S. Treasury Bills	0	1,017	0	1,017
	$0	$6,248	$0	$6,248

Investments in Affiliates, at Value
Mutual Funds	38,110	0	0	38,110
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,968	0	0	14,968

	$53,078	$0	$0	$53,078

Total Investments	$53,078	$6,248	$0	$59,326

Financial Derivative Instruments - Assets
Over the counter	$0	$642	$0	$642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(94)	0	(94)

	$0	$(99)	$0	$(99)

Total Financial Derivative Instruments	$0	$543	$0	$543

Totals	$53,078	$6,791	$0	$59,869

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2055 Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
JAPAN TREASURY BILLS 7.7%
(0.293)% due 01/23/2017 (a)(b)	JPY	40,000	$343

Total Short-Term Instruments (Cost $387)			343

Total Investments in Securities (Cost $387)			343

	SHARES
INVESTMENTS IN AFFILIATES 84.6%
MUTUAL FUNDS (c) 62.7%
PIMCO CommodityRealReturn Strategy Fund®		12,242	87
PIMCO Emerging Local Bond Fund		12,135	84
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		3,798	40
PIMCO High Yield Fund		12,343	109
PIMCO Income Fund		12,534	151
PIMCO Long Duration Total Return Fund		6,031	63
PIMCO Long-Term Credit Fund		5,540	63
PIMCO Real Return Asset Fund		5,429	44
PIMCO Real Return Fund		8,071	88
PIMCO RealEstateRealReturn Strategy Fund		43,264	354
PIMCO StocksPLUS® Fund		175,369	1,661
PIMCO Total Return Fund		4,283	43

Total Mutual Funds (Cost $2,555)			2,787

SHORT-TERM INSTRUMENTS 21.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.9%
PIMCO Short-Term Floating NAV Portfolio III		98,160	971

Total Short-Term Instruments (Cost $971)			971

Total Investments in Affiliates (Cost $3,526)			3,758

Total Investments 92.3% (Cost $3,913)			$4,101
Financial Derivative Instruments (d)(e) 0.8% (Cost or Premiums, net $0)			35
Other Assets and Liabilities, net 6.9%			308

Net Assets 100.0%			$4,444

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$400	$(7)	$(2)	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/15/2046	$20	$1	$1	$0	$0

Total Swap Agreements					$(6)	$(1)	$0	$0

Cash of $26 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2017	JPY	20,000	$	193	$21	$0
DUB	02/2017	PLN	13		3	1	0
JPM	01/2017	EUR	8		9	0	0
	01/2017	JPY	20,000		192	21	0

Total Forward Foreign Currency Contracts						$43	$0

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	15,863	1-Month USD-LIBOR plus a specified spread	07/06/2017	$569	$0	$(1)	$0	$(1)
GST	Receive	Vanguard Small-Cap ETF	1,676	1-Month USD-LIBOR less a specified spread	07/06/2017	219	0	(3)	0	(3)
JPM	Receive	Vanguard FTSE Developed Markets ETF	21,657	1-Month USD-LIBOR less a specified spread	07/06/2017	795	0	(4)	0	(4)

							$0	$(8)	$0	$(8)

Total Swap Agreements							$0	$(8)	$0	$(8)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$343	$0	$343
	$0	$343	$0	$343

Investments in Affiliates, at Value
Mutual Funds	2,787	0	0	2,787
Short-Term Instruments
Central Funds Used for Cash Management Purposes	971	0	0	971

	$3,758	$0	$0	$3,758

Total Investments	$3,758	$343	$0	$4,101

Financial Derivative Instruments - Assets
Over the counter	$0	$43	$0	$43

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$35	$0	$35

Totals	$3,758	$378	$0	$4,136

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.481% due 03/09/2017 - 03/16/2017 (a)(b)	$76	$76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Securities (Cost $76)		76

	SHARES
INVESTMENTS IN AFFILIATES 99.6%
MUTUAL FUNDS (c) 83.2%
PIMCO CommodityRealReturn Strategy Fund®	112,017	802
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	109,692	1,147
PIMCO High Yield Fund	329,573	2,904
PIMCO Income Fund	525,888	6,342
PIMCO Long Duration Total Return Fund	132,396	1,380
PIMCO Long-Term Credit Fund	118,313	1,352
PIMCO Real Return Asset Fund	332,241	2,704
PIMCO Real Return Fund	352,629	3,851
PIMCO RealEstateRealReturn Strategy Fund	97,427	798
PIMCO StocksPLUS® Fund	765,829	7,252
PIMCO Total Return Fund	343,129	3,442

Total Mutual Funds (Cost $31,661)		31,974

SHORT-TERM INSTRUMENTS 16.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.4%
PIMCO Short-Term Floating NAV Portfolio III	637,240	6,299

Total Short-Term Instruments (Cost $6,300)		6,299

Total Investments in Affiliates (Cost $37,961)		38,273

Total Investments 99.8% (Cost $38,037)		$38,349
Financial Derivative Instruments (d)(e) (0.1)% (Cost or Premiums, net $56)		(51)
Other Assets and Liabilities, net 0.3%		145

Net Assets 100.0%		$38,443

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	15	$30	$5
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	15	45	8

				$75	$13

Total Purchased Options				$75	$13

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	15	$(15)	$(2)

Total Written Options				$(15)	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$2,700	$(42)	$(16)	$0	$(1)

Total Swap Agreements				$(42)	$(16)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $62 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2017		$184	JPY	18,300	$0	$(27)
DUB	02/2017	PLN	121		$31	2	0
JPM	01/2017	EUR	31		33	0	0
	01/2017		$67	AUD	91	0	(1)

Total Forward Foreign Currency Contracts						$2	$(28)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.576%	$200	$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	63,587	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,281	$0	$(6)	$0	$(6)
GST	Receive	Vanguard Small-Cap ETF	8,927	1-Month USD-LIBOR less a specified spread	07/06/2017	1,165	0	(14)	0	(14)
JPM	Receive	Vanguard FTSE Developed Markets ETF	84,291	1-Month USD-LIBOR less a specified spread	07/06/2017	3,095	0	(16)	0	(16)

							$0	$(36)	$0	$(36)

Total Swap Agreements							$(4)	$(31)	$1	$(36)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$76	$0	$76
	$0	$76	$0	$76

Investments in Affiliates, at Value
Mutual Funds	31,974	0	0	31,974
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,299	0	0	6,299

	$38,273	$0	$0	$38,273

Total Investments	$38,273	$76	$0	$38,349

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	13	0	13
Over the counter	0	3	0	3
	$0	$16	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(64)	0	(64)

	$0	$(67)	$0	$(67)

Total Financial Derivative Instruments	$0	$(51)	$0	$(51)

Totals	$38,273	$25	$0	$38,298

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.2%
BANK LOAN OBLIGATIONS 87.3%
Abacus Innovations Corp.
3.520% due 08/16/2023	$8,000	$8,082
Acadia Healthcare Co., Inc.
3.756% due 02/16/2023	5,700	5,738
Advanced Disposal Services, Inc.
3.500% due 11/10/2023	4,492	4,539
AdvancePierre Foods, Inc.
4.000% due 06/02/2023	943	958
Air Medical Group Holdings, Inc.
4.250% due 04/28/2022	4,305	4,298
5.000% due 04/28/2022	3,284	3,324
Albertsons LLC
3.770% due 08/25/2021	4,988	5,032
4.750% due 06/22/2023	7,928	8,053
Alere, Inc.
4.250% due 06/18/2022	1,634	1,633
Alliant Holdings, Inc.
4.753% due 08/12/2022	2,930	2,946
5.253% due 08/12/2022	995	1,007
American Builders & Contractors Supply Co.
3.520% due 10/31/2023	9,116	9,218
American Renal Holdings, Inc.
4.750% due 09/20/2019	5,862	5,873
Ancestry.com Operations, Inc.
5.250% due 10/19/2023	9,900	9,982
Ancestry.com, Inc.
9.250% due 10/19/2024	2,900	2,968
Aramark Services, Inc.
3.270% - 3.498% due 09/07/2019	1,197	1,208
3.498% due 02/24/2021	488	493
Ardagh Holdings USA, Inc.
4.000% due 12/17/2021	4,077	4,129
Asurion LLC
4.020% due 05/24/2019	712	717
4.248% due 07/08/2020	1,969	1,980
4.750% due 11/03/2023	2,294	2,323
5.000% due 08/04/2022	1,303	1,319
Atrium Innovations, Inc.
4.250% due 02/13/2021	3,692	3,680
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023	13,171	13,373
AVAST Software BV
5.000% due 09/30/2022	2,222	2,254
AVSC Holdings Corp.
4.500% due 01/24/2021	7,966	7,966
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018	6,955	7,020
AWAS Finance Luxembourg SARL
4.210% due 06/10/2018	2,112	2,127
Axalta Coating Systems U.S. Holdings, Inc.
3.498% due 02/01/2023	3,568	3,613
B&G Foods, Inc.
3.750% due 11/02/2022	3,173	3,209
Bass Pro Group LLC
4.000% due 06/05/2020	3,682	3,674
5.720% due 05/04/2018	1,340	1,343
5.970% due 12/16/2023	3,935	3,906
BE Aerospace, Inc.
3.940% due 12/16/2021	5,135	5,168
Beacon Roofing Supply, Inc.
3.713% - 5.500% due 10/01/2022	5,187	5,238
Berlin Packaging LLC
4.500% due 10/01/2021	5,872	5,935
Berry Plastics Holding Corp.
3.500% due 02/08/2020	2,401	2,422
3.500% due 01/06/2021	1,350	1,361
3.750% due 10/01/2022	5,556	5,614
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	6,928	7,000
8.500% due 03/26/2020	323	328
Black Knight InfoServ LLC
3.813% due 05/27/2022	1,271	1,285
BMC Foreign Holding Co.
5.000% due 09/10/2020	288	286

BMC Software Finance, Inc.
5.000% due 09/10/2020	5,575	5,567
Boyd Gaming Corp.
3.756% due 09/15/2023	1,696	1,715
4.000% due 08/14/2020	986	995
Brickman Group Ltd. LLC
4.000% due 12/18/2020	2,653	2,663
Burger King Worldwide, Inc.
3.750% due 12/10/2021	11,000	11,107
Cactus Wellhead LLC
7.000% due 07/31/2020	702	636
Calpine Corp.
3.750% due 05/27/2022	320	322
Camelot UK Holdco Ltd.
4.750% due 10/03/2023	2,419	2,452
Capsugel Holdings U.S., Inc.
4.000% due 07/31/2021	6,459	6,484
Casella Waste Systems, Inc.
4.000% due 10/03/2023	1,150	1,163
Catalent Pharma Solutions, Inc.
3.750% due 05/20/2021	4,570	4,605
Cavium, Inc.
3.750% due 08/16/2022	1,169	1,183
CBS Radio, Inc.
4.500% due 10/17/2023	1,472	1,490
CDRH Parent, Inc.
5.250% due 07/01/2021	1,386	1,279
Charter Communications Operating LLC
3.020% due 07/01/2020	3,243	3,259
3.500% due 01/15/2024	14,300	14,390
Chobani LLC
5.250% due 10/07/2023	2,250	2,273
CityCenter Holdings LLC
4.250% due 10/16/2020	4,602	4,655
CommScope, Inc.
3.270% due 12/29/2022	4,406	4,451
Communications Sales & Leasing, Inc.
4.500% due 10/24/2022	3,559	3,605
Community Health Systems, Inc.
4.000% due 01/27/2021	6,146	5,956
4.185% due 12/31/2018	10,802	10,648
Concordia International Corp.
5.250% due 10/21/2021	2,327	1,829
Conduent, Inc.
6.250% due 12/07/2023	4,550	4,612
Consolidated Communications, Inc.
4.000% due 10/05/2023	1,850	1,864
Convatec, Inc.
3.270% due 10/31/2023	2,100	2,116
Cortes NP Acquisition Corp.
6.000% due 11/30/2023	4,175	4,217
CPG International, Inc.
4.750% due 09/30/2020	7,384	7,467
Darling International, Inc.
3.313% due 01/06/2021	3,394	3,427
DaVita Healthcare Partners, Inc.
3.520% due 06/24/2021	5,159	5,220
Dayton Power & Light Co.
4.010% due 08/24/2022	2,000	2,034
Dealer Tire LLC
4.750% due 12/22/2021	1,246	1,259
Dell International LLC
4.020% due 09/07/2023	17,410	17,727
Delos Finance SARL
3.748% due 03/06/2021	13,025	13,141
Delta SARL
5.068% due 07/30/2021	7,204	7,283
Diamond Resorts Corp.
7.000% due 08/11/2023	10,973	10,918
DigitalGlobe, Inc.
3.508% due 01/15/2024	2,950	2,976
DJO Finance LLC
4.250% due 06/08/2020	4,197	4,034
Dollar Tree, Inc.
3.250% due 07/06/2022	1,518	1,533
Doosan Infracore International, Inc.
4.500% due 05/28/2021	5,403	5,491
Dynegy Holdings, Inc.
4.000% due 04/23/2020	835	840
Dynegy, Inc.
5.000% due 06/27/2023	800	811
Eldorado Resorts LLC
4.250% due 07/23/2022	1,649	1,666
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022	4,133	4,156

Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	26,034	26,236
Envision Healthcare Corp.
4.000% due 12/01/2023	7,850	7,924
Equinix, Inc.
4.020% due 01/08/2023	2,621	2,657
ESH Hospitality, Inc.
3.770% due 08/30/2023	5,985	6,066
EWT Holdings Corp.
4.750% due 01/15/2021	3,406	3,440
5.500% due 01/15/2021	124	126
FCA U.S. LLC
3.270% due 12/31/2018	3,587	3,601
3.500% due 05/24/2017	5,205	5,226
First Data Corp.
3.756% due 03/24/2021	6,333	6,403
3.756% due 07/10/2022	10,752	10,884
Flying Fortress, Inc.
3.248% due 04/30/2020	3,600	3,627
Gardner Denver, Inc.
4.568% due 07/30/2020	3,613	3,581
Gates Global, Inc.
4.250% due 07/06/2021	7,510	7,527
Generac Power Systems, Inc.
3.596% due 05/31/2023	1,304	1,315
General Nutrition Centers, Inc.
3.270% due 03/04/2019	1,404	1,328
Global Payments, Inc.
3.270% due 04/22/2023	1,113	1,125
Granite Acquisition, Inc.
5.000% due 12/19/2021	2,060	2,070
Greatbatch Ltd.
5.250% due 10/27/2022	2,517	2,530
Grifols Worldwide Operations USA, Inc.
3.715% due 02/27/2021	5,207	5,249
Hanesbrands, Inc.
3.270% due 04/29/2022	262	265
HCA, Inc.
3.520% due 02/15/2024	5,315	5,379
4.020% due 03/17/2023	1,079	1,093
HD Supply, Inc.
3.748% due 08/13/2021	6,252	6,293
3.748% due 10/17/2023	3,267	3,292
Headwaters, Inc.
4.000% due 03/24/2022	2,119	2,132
Hearthside Group Holdings LLC
4.500% due 06/02/2021	1,819	1,833
Hertz Corp.
3.500% due 06/30/2023	5,970	5,996
Hilex Poly Co. LLC
TBD% due 12/13/2023	7,100	7,178
Hilton Worldwide Finance LLC
3.256% due 10/25/2023	13,472	13,644
Hub International Ltd.
4.000% due 10/02/2020	4,907	4,938
Huntsman International LLC
3.533% due 10/01/2021	1,058	1,062
3.963% due 04/01/2023	3,997	4,032
Immucor, Inc.
5.000% due 08/17/2018	5,438	5,268
Ineos Styrolution U.S. Holdings LLC
4.750% due 09/14/2021	1,272	1,292
Ineos U.S. Finance LLC
4.250% due 03/31/2022	5,127	5,183
Informatica Corp.
4.500% due 08/05/2022	3,160	3,150
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	544	527
inVentiv Health, Inc.
4.750% due 11/09/2023	4,775	4,792
ION Media Networks, Inc.
4.500% due 12/18/2020	1,625	1,634
J. Crew Group, Inc.
4.000% due 03/05/2021	3,156	1,784
J.C. Penney Corp., Inc.
5.250% due 06/23/2023	597	602
Jaguar Holding Co.
4.250% due 08/18/2022	8,582	8,678
Jefferies Finance LLC
4.500% due 05/14/2020	1,933	1,929
Jeld-Wen, Inc.
4.750% due 07/01/2022	3,742	3,790
KAR Auction Services, Inc.
4.188% due 03/09/2021	902	909
4.500% due 03/09/2023	2,084	2,116

Keurig Green Mountain, Inc.
5.313% due 03/03/2023	2,681	2,728
Kinetic Concepts, Inc.
5.000% due 11/04/2020	13,243	13,299
Klockner-Pentaplast of America, Inc.
4.250% due 04/28/2020	1,923	1,946
Kronos Worldwide, Inc.
4.000% due 02/18/2020	1,304	1,320
Kronos, Inc.
5.000% due 11/01/2023	4,100	4,143
Landry’s, Inc.
4.000% due 10/04/2023	750	759
Las Vegas Sands LLC
3.020% due 12/19/2020	8,629	8,693
Level 3 Financing, Inc.
3.500% due 05/31/2022	3,900	3,941
4.000% due 01/15/2020	5,150	5,226
Lightstone Generation LLC
6.500% due 11/22/2023	3,200	3,248
Lions Gate Entertainment Corp.
3.750% due 12/08/2023	1,525	1,536
Live Nation Entertainment, Inc.
3.313% due 10/26/2023	2,484	2,512
LTF Merger Sub, Inc.
4.250% due 06/10/2022	4,785	4,813
LTS Buyer LLC
4.248% due 04/13/2020	3,631	3,665
MacDermid, Inc.
5.000% due 06/07/2023	2,448	2,481
Mallinckrodt International Finance S.A.
3.498% due 03/19/2021	4,383	4,399
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	3,787	3,858
Mauser U.S. Corporate LLC
4.500% due 07/31/2021	2,397	2,411
MGM Growth Properties Operating Partnership LP
3.500% due 04/25/2023	11,389	11,490
MGOC, Inc.
4.000% due 07/31/2020	3,954	3,961
Michaels Stores, Inc.
3.750% due 01/27/2023	6,106	6,176
Micron Technology, Inc.
4.520% due 04/26/2022	224	228
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	1,695	1,712
Mission Broadcasting, Inc.
3.000% due 09/26/2023	403	407
MKS Instruments, Inc.
3.500% due 05/01/2023	2,157	2,177
MPG Holdco, Inc.
3.750% due 10/20/2021	1,786	1,793
MPH Acquisition Holdings LLC
5.000% due 06/07/2023	7,229	7,368
Mueller Water Products, Inc.
4.020% - 4.248% due 11/26/2021	2,412	2,442
Multi Packaging Solutions Ltd.
4.250% due 10/14/2023	1,423	1,428
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	2,893	2,907
National Financial Partners Corp.
6.250% due 07/01/2020	5,370	5,399
Nature’s Bounty Co.
5.000% due 05/05/2023	1,493	1,507
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	8,297	7,260
Nextstar Broadcasting, Inc.
4.000% due 09/21/2023	4,522	4,565
NFP Corp.
4.500% due 12/09/2023	7,325	7,406
Nielsen Finance LLC
3.154% due 10/04/2023	1,000	1,010
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	4,237	3,665
Novelis, Inc.
4.020% due 06/02/2022	5,984	6,023
NRG Energy, Inc.
3.748% due 06/30/2023	6,343	6,416
Numericable U.S. LLC
4.038% due 01/14/2025	3,025	3,056
5.137% due 01/15/2024	9,348	9,453
NXP BV
3.270% due 12/07/2020	2,181	2,195
Oberthur Technologies S.A.
3.750% due 12/14/2023	2,600	2,626
ON Semiconductor Corp.
4.020% due 03/31/2023	6,185	6,266

Onex TSG Holdings Corp.
5.000% due 07/31/2022	2,075	2,086
Orion Engineered Carbons GmbH
3.998% due 07/25/2021	1,681	1,691
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	10,434	10,383
Outerwall, Inc.
5.250% - 7.000% due 09/27/2023	1,546	1,567
Party City Holdings, Inc.
3.820% - 4.240% due 08/19/2022	3,150	3,175
Penn National Gaming, Inc.
3.270% due 10/30/2020	946	950
Petco Animal Supplies, Inc.
5.000% due 01/26/2023	1,389	1,402
PetSmart, Inc.
4.000% due 03/11/2022	6,186	6,217
Pinnacle Foods Finance LLC
3.270% due 04/29/2020	1,364	1,376
3.387% due 04/29/2020	2,095	2,116
3.506% due 01/13/2023	1,487	1,509
Platform Specialty Products Corp.
4.500% due 06/07/2020	961	974
Ply Gem Industries, Inc.
4.000% due 02/01/2021	2,496	2,517
Prestige Brands, Inc.
3.500% due 09/03/2021	2,993	3,021
Prime Security Services Borrower LLC
4.750% due 05/02/2022	5,985	6,039
Quest Software U.S. Holdings, Inc.
7.000% due 10/31/2022	2,950	2,995
Quikrete Holdings, Inc.
4.000% due 11/15/2023	5,050	5,107
Quintiles IMS, Inc.
3.500% due 03/17/2021	4,843	4,882
Quorum Health Corp.
6.750% due 04/29/2022	3,577	3,497
Rackspace Hosting, Inc.
4.500% due 11/03/2023	3,075	3,115
Realogy Corp.
3.770% due 07/20/2022	4,229	4,300
Rexnord LLC
3.750% due 08/21/2020	4,584	4,597
Reynolds Group Holdings, Inc.
4.250% due 02/05/2023	11,359	11,497
Riverbed Technology, Inc.
4.250% due 04/24/2022	4,875	4,908
RPI Finance Trust
3.498% due 10/04/2022	3,060	3,098
Samsonite International S.A.
4.020% due 08/01/2023	2,394	2,424
Save-A-Lot
7.000% due 11/29/2023	3,400	3,389
SBA Senior Finance LLC
3.270% due 03/24/2021	5,108	5,129
3.270% due 06/10/2022	1,284	1,290
Scientific Games International, Inc.
6.000% due 10/18/2020	7,154	7,260
6.000% due 10/01/2021	4,471	4,531
Select Medical Corp.
6.000% - 7.750% due 03/03/2021	993	1,012
Sequa Corp.
5.250% due 06/19/2017	5,830	5,580
Serta Simmons Bedding LLC
4.500% due 11/08/2023	5,150	5,202
SIG Combibloc U.S. Acquisition, Inc.
4.000% due 03/13/2022	3,036	3,058
Sinclair Television Group, Inc.
3.494% due 01/31/2024	3,225	3,235
3.520% due 07/30/2021	2,699	2,712
Six Flags Theme Parks, Inc.
3.250% - 5.250% due 06/30/2022	1,000	1,010
SolarWinds, Inc.
5.500% due 02/05/2023	1,855	1,876
Spectrum Brands, Inc.
3.250% - 5.250% due 06/23/2022	2,023	2,049
SS&C Technologies, Inc.
4.000% - 4.020% due 07/08/2022	3,751	3,804
Station Casinos LLC
3.750% due 06/08/2023	9,577	9,703
Sterigenics-Nordion Holdings LLC
4.250% due 05/15/2022	4,212	4,241
Syniverse Holdings, Inc.
4.000% due 04/23/2019	6,912	6,085
T-Mobile USA, Inc.
3.520% due 11/09/2022	5,443	5,512

Tectum Holdings, Inc.
5.750% due 08/24/2023	3,267	3,316
Telenet International Finance SARL
3.704% due 01/31/2025	2,800	2,823
Telesat Canada
4.500% due 11/07/2023	3,292	3,349
TEX Operations Co. LLC
5.000% due 08/04/2023	8,200	8,284
TI Group Automotive Systems LLC
4.500% due 06/30/2022	3,085	3,131
TransDigm, Inc.
3.770% due 06/09/2023	5,120	5,176
3.770% - 3.998% due 05/14/2022	7,112	7,171
3.998% due 06/04/2021	2,003	2,019
TransUnion LLC
3.520% due 04/09/2021	7,457	7,519
Tribune Media Co.
3.770% due 12/27/2020	7,910	7,984
U.S. Foods, Inc.
3.770% due 06/27/2023	7,595	7,678
U.S. Renal Care, Inc.
5.250% due 12/31/2022	2,365	2,221
Univar, Inc.
4.250% due 07/01/2022	2,839	2,863
Univision Communications, Inc.
4.000% due 03/01/2020	14,500	14,585
UPC Financing Partnership
4.080% due 08/31/2024	2,705	2,735
USI, Inc.
4.250% due 12/27/2019	2,815	2,829
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020	9,641	9,632
5.500% due 04/01/2022	4,431	4,441
Vantiv LLC
3.250% due 09/27/2023	2,675	2,700
Veritas U.S., Inc.
6.625% due 01/27/2023	3,790	3,507
Virgin Media Investment Holdings Limited
3.486% due 01/31/2025	8,500	8,550
Vizient, Inc.
5.000% due 02/13/2023	770	783
Waste Industries USA, Inc.
3.520% due 02/27/2020	2,062	2,071
West Corp.
3.270% due 06/17/2023	3,259	3,277
Westmoreland Coal Co.
7.500% due 12/16/2020	7,767	7,048
WEX, Inc.
4.270% due 07/01/2023	4,478	4,543
Wilsonart LLC
4.000% due 10/31/2019	1,157	1,161
4.500% due 10/31/2019	4,986	5,012
4.500% due 12/19/2023	900	910
WMG Acquisition Corp.
3.750% due 11/01/2023	1,927	1,946
XPO Logistics, Inc.
4.250% due 10/30/2021	2,564	2,600
Yum! Brands, Inc.
3.486% due 06/16/2023	3,920	3,977
Zebra Technologies Corp.
3.434% due 10/27/2021	540	546
Ziggo Financing Partnership
3.500% due 01/15/2022	3,070	3,086

Total Bank Loan Obligations (Cost $1,062,679)		1,069,355

CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 0.7%
Aircastle Ltd.
5.000% due 04/01/2023	150	153
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,032
Crescent Communities LLC
8.875% due 10/15/2021	575	582
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,080
FBM Finance, Inc.
8.250% due 08/15/2021	175	186
MGIC Investment Corp.
5.750% due 08/15/2023	450	470
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	250	241
Navient Corp.
5.875% due 03/25/2021	550	573
6.625% due 07/26/2021	625	662

PHH Corp.
6.375% due 08/15/2021		1,000	1,005
RHP Hotel Properties LP
5.000% due 04/15/2023		775	787
Starwood Property Trust, Inc.
5.000% due 12/15/2021		150	152
Stearns Holdings LLC
9.375% due 08/15/2020		1,750	1,759

			8,682

INDUSTRIALS 4.7%
Acadia Healthcare Co., Inc.
6.500% due 03/01/2024		200	205
ADT Corp.
4.125% due 06/15/2023		1,400	1,344
6.250% due 10/15/2021		1,400	1,526
AECOM
5.750% due 10/15/2022		665	706
5.875% due 10/15/2024		565	606
Aleris International, Inc.
9.500% due 04/01/2021		300	323
Alliance Data Systems Corp.
5.250% due 12/01/2017		1,500	1,526
5.875% due 11/01/2021		100	102
Altice Financing S.A.
7.500% due 05/15/2026		875	912
Aramark Services, Inc.
4.750% due 06/01/2026		200	199
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (a)		1,000	991
Ardagh Packaging Finance PLC
4.625% due 05/15/2023		1,800	1,784
Avon International Operations, Inc.
7.875% due 08/15/2022		450	476
Axalta Coating Systems LLC
4.875% due 08/15/2024		700	702
BCD Acquisition, Inc.
9.625% due 09/15/2023		300	323
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023		100	107
Black Knight Lending Solutions, Inc.
5.750% due 04/15/2023		656	690
Boise Cascade Co.
5.625% due 09/01/2024		100	100
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		475	448
Boyd Gaming Corp.
6.375% due 04/01/2026		200	216
Builders FirstSource, Inc.
5.625% due 09/01/2024		500	504
Camelot Finance S.A.
7.875% due 10/15/2024		225	233
CBS Radio, Inc.
7.250% due 11/01/2024		500	524
CCO Holdings LLC
5.125% due 05/01/2023		1,250	1,291
5.875% due 04/01/2024		650	695
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		250	256
7.000% due 06/30/2024		400	435
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,027
Crown Americas LLC
4.250% due 09/30/2026		550	519
Diamond Finance Corp.
5.450% due 06/15/2023		950	1,008
6.020% due 06/15/2026		300	325
7.125% due 06/15/2024		125	139
Diamond Resorts International, Inc.
7.750% due 09/01/2023		850	863
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,055
Eagle Materials, Inc.
4.500% due 08/01/2026		100	100
Endo Finance LLC
5.750% due 01/15/2022		2,025	1,812
Graphic Packaging International, Inc.
4.125% due 08/15/2024		425	407
Gray Television, Inc.
5.125% due 10/15/2024		650	630
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	118

Gulfport Energy Corp.
6.000% due 10/15/2024		$225	230
6.375% due 05/15/2025		425	431
HD Supply, Inc.
5.750% due 04/15/2024		200	212
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		225	219
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,274
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		200	196
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,778
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$675	608
JC Penney Corp., Inc.
5.875% due 07/01/2023		50	52
KFC Holding Co.
5.000% due 06/01/2024		900	921
Kinetic Concepts, Inc.
7.875% due 02/15/2021		250	272
9.625% due 10/01/2021		494	525
KLX, Inc.
5.875% due 12/01/2022		650	672
Lamar Media Corp.
5.750% due 02/01/2026		100	106
5.875% due 02/01/2022		200	207
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		225	226
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	274
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	521
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	496
LifePoint Health, Inc.
5.375% due 05/01/2024		500	491
Live Nation Entertainment, Inc.
4.875% due 11/01/2024		200	201
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,000	967
MGM Resorts International
4.625% due 09/01/2026		875	847
Murphy Oil Corp.
6.875% due 08/15/2024		150	160
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	786
NCL Corp. Ltd.
4.750% due 12/15/2021		475	476
Netflix, Inc.
4.375% due 11/15/2026		800	777
Nexstar Escrow Corp.
5.625% due 08/01/2024		325	323
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		965	859
Performance Food Group, Inc.
5.500% due 06/01/2024		125	126
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		125	126
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	506
Post Holdings, Inc.
6.000% due 12/15/2022		300	315
6.750% due 12/01/2021		625	669
PQ Corp.
6.750% due 11/15/2022		200	215
Precision Drilling Corp.
7.750% due 12/15/2023		300	318
Prime Security Services Borrower LLC
9.250% due 05/15/2023		650	709
Regency Energy Partners LP
4.500% due 11/01/2023		500	508
5.500% due 04/15/2023		600	623
5.875% due 03/01/2022		675	743
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,549
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	513
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		625	633
ServiceMaster Co. LLC
5.125% due 11/15/2024		650	661
SFR Group S.A.
6.000% due 05/15/2022		1,200	1,236
6.250% due 05/15/2024		350	353
7.375% due 05/01/2026		800	820

Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,612
SPX FLOW, Inc.
5.625% due 08/15/2024		475	480
Standard Industries, Inc.
5.375% due 11/15/2024		900	929
5.500% due 02/15/2023		375	390
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	103
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		250	249
Tempur Sealy International, Inc.
5.500% due 06/15/2026		550	554
TES Finance PLC
6.750% due 07/15/2020	GBP	400	419
Tesoro Logistics LP
5.875% due 10/01/2020		$196	202
U.S. Foods, Inc.
5.875% due 06/15/2024		450	467
United States Steel Corp.
8.375% due 07/01/2021		300	332
Valvoline, Inc.
5.500% due 07/15/2024		100	104
Virgin Media Secured Finance PLC
5.500% due 08/15/2026		300	300
Western Digital Corp.
7.375% due 04/01/2023		750	827
Wolverine World Wide, Inc.
5.000% due 09/01/2026		125	121
XPO Logistics, Inc.
6.125% due 09/01/2023		150	157

			58,203

UTILITIES 0.5%
Frontier Communications Corp.
10.500% due 09/15/2022		300	317
Genesis Energy LP
5.625% due 06/15/2024		800	790
6.750% due 08/01/2022		775	809
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		250	257
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	2,020
Sprint Corp.
7.125% due 06/15/2024		1,000	1,032
7.875% due 09/15/2023		500	535

			5,760

Total Corporate Bonds & Notes (Cost $72,526)			72,645

Total Investments in Securities (Cost $1,135,205)			1,142,000

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III		8,603,504	85,046

Total Short-Term Instruments (Cost $85,055)			85,046

Total Investments in Affiliates (Cost $85,055)			85,046

Total Investments 100.2% (Cost $1,220,260)			$1,227,046
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $0)			54
Other Assets and Liabilities, net (0.2)%			(2,159)

Net Assets 100.0%			$1,224,941

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind security.

Borrowings and Other Financing Transactions

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(28) at a weighted average interest rate of (5.000)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$56,050	$4,004	$1,958	$47	$0

Total Swap Agreements				$4,004	$1,958	$47	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $3,581 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
JPM	01/2017	EUR	627	$668	$7	$0

Total Forward Foreign Currency Contracts					$7	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,011,604	$57,751	$1,069,355
Corporate Bonds & Notes
Banking & Finance	0	8,682	0	8,682
Industrials	0	58,203	0	58,203
Utilities	0	5,760	0	5,760
	$0	$1,084,249	$57,751	$1,142,000

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,046	$0	$0	$85,046

Total Investments	$85,046	$1,084,249	$57,751	$1,227,046

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	47	0	47
Over the counter	0	7	0	7

	$0	$54	$0	$54

Total Financial Derivative Instruments	$0	$54	$0	$54

Totals	$85,046	$1,084,303	$57,751	$1,227,100

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$38,925	$19,854	$(15,812)	$52	$(380)	$4,976	$24,540	$(14,404)	$57,751	$2,822

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$57,751	Third Party Vendor	Broker Quote	86.500 - 101.688

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0%
CORPORATE BONDS & NOTES 48.9%
BANKING & FINANCE 26.0%
AerCap Aviation Solutions BV
6.375% due 05/30/2017	$500	$510
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	8,871	8,890
Air Lease Corp.
5.625% due 04/01/2017	5,028	5,085
Aviation Capital Group Corp.
4.625% due 01/31/2018	900	927
Banco Santander Chile
1.776% due 04/11/2017	6,500	6,494
Bank of America Corp.
1.434% due 05/02/2017	7,000	7,004
Bank of Montreal
1.236% due 04/10/2018	160	160
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.261% due 09/08/2017	2,000	1,998
1.492% due 03/05/2018	4,800	4,795
1.979% due 09/14/2018	2,700	2,713
Bayer U.S. Finance LLC
1.144% due 10/06/2017	5,250	5,242
Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,700	2,797
7.250% due 02/01/2018	2,000	2,117
BOC Aviation Ltd.
2.875% due 10/10/2017	1,800	1,810
BPCE S.A.
1.608% due 06/23/2017	1,000	1,001
Busan Bank Co. Ltd.
4.125% due 02/09/2017	10,500	10,522
Caisse Centrale Desjardins
1.397% due 03/27/2017	1,600	1,600
Capital One N.A.
1.561% due 02/05/2018	50	50
Citigroup, Inc.
1.576% due 04/27/2018	5,320	5,343
1.767% due 07/30/2018	15,200	15,298
Commerzbank AG
0.684% due 09/20/2017	1,500	1,488
Commonwealth Bank of Australia
1.674% due 11/02/2018	190	191
Credit Suisse AG
1.566% due 04/27/2018	900	900
DDR Corp.
7.500% due 04/01/2017	2,000	2,028
Dexia Credit Local S.A.
1.142% due 06/05/2018	2,955	2,944
1.598% due 03/23/2018	4,200	4,209
Ford Motor Credit Co. LLC
1.516% due 12/06/2017	750	749
1.816% due 01/09/2018	1,700	1,705
3.000% due 06/12/2017	205	206
General Motors Financial Co., Inc.
2.236% due 04/10/2018	4,900	4,930
2.625% due 07/10/2017	8,431	8,478
4.750% due 08/15/2017	12,315	12,550
Goldman Sachs Group, Inc.
1.757% due 12/13/2019	5,800	5,803
2.006% due 11/15/2018	3,675	3,711
2.042% due 04/23/2020	8,812	8,900
HSBC Bank PLC
1.546% due 05/15/2018	1,600	1,601
HSBC USA, Inc.
1.392% due 03/03/2017	300	300
1.512% due 11/13/2019	4,800	4,786
1.651% due 08/07/2018	2,000	1,999
Hyundai Capital Services, Inc.
1.793% due 03/18/2017	1,000	1,000
3.500% due 09/13/2017	7,000	7,072
Industrial Bank of Korea
2.375% due 07/17/2017	500	502
International Lease Finance Corp.
8.750% due 03/15/2017	5,868	5,952
8.875% due 09/01/2017	5,050	5,284

Intesa Sanpaolo SpA
2.375% due 01/13/2017	21,400	21,403
IPIC GMTN Ltd.
3.750% due 03/01/2017	5,600	5,633
JPMorgan Chase & Co.
1.441% due 03/01/2018	700	701
KEB Hana Bank
3.125% due 06/26/2017	3,000	3,018
Kookmin Bank
1.761% due 01/27/2017	5,200	5,201
LeasePlan Corp. NV
2.500% due 05/16/2018	2,000	2,003
3.000% due 10/23/2017	8,160	8,220
Macquarie Bank Ltd.
1.516% due 10/27/2017	4,035	4,040
1.600% due 10/27/2017	500	500
Macquarie Group Ltd.
4.875% due 08/10/2017	6,743	6,862
Mizuho Bank Ltd.
1.550% due 10/17/2017	900	899
Morgan Stanley
1.732% due 01/24/2019	100	101
MUFG Americas Holdings Corp.
1.457% due 02/09/2018 (c)	2,500	2,496
National Retail Properties, Inc.
6.875% due 10/15/2017	13,284	13,804
ORIX Corp.
3.750% due 03/09/2017	4,220	4,235
Protective Life Global Funding
1.501% due 06/08/2018	7,400	7,403
Prudential Financial, Inc.
1.686% due 08/15/2018	341	342
RCI Banque S.A.
3.500% due 04/03/2018	2,246	2,288
Reinsurance Group of America, Inc.
5.625% due 03/15/2017	1,555	1,568
Royal Bank of Scotland PLC
9.500% due 03/16/2022	5,300	5,388
Santander Bank N.A.
1.804% due 01/12/2018	2,895	2,897
Santander Holdings USA, Inc.
2.380% due 11/24/2017	7,600	7,666
Santander UK PLC
1.407% due 09/29/2017	6,385	6,374
1.650% due 09/29/2017	3,365	3,369
Shinhan Bank
1.526% due 04/08/2017	24,350	24,345
Standard Chartered PLC
1.500% due 09/08/2017	4,000	3,988
State Bank of India
4.125% due 08/01/2017	4,430	4,482
Sumitomo Mitsui Banking Corp.
1.622% due 07/23/2018	1,150	1,154
Synchrony Financial
1.875% due 08/15/2017	2,440	2,442
2.287% due 11/09/2017	16,756	16,868
UBS AG
1.697% due 03/26/2018	1,000	1,004
Ventas Realty LP
1.250% due 04/17/2017	4,876	4,874
Vonovia Finance BV
3.200% due 10/02/2017	10,250	10,343
WEA Finance LLC
1.750% due 09/15/2017	3,635	3,638
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,028

		362,221

INDUSTRIALS 15.5%
Actavis Funding SCS
2.033% due 03/12/2018	4,655	4,683
Anheuser-Busch InBev Worldwide, Inc.
1.576% due 08/01/2018	1,100	1,107
Asciano Finance Ltd.
5.000% due 04/07/2018	1,800	1,850
Autodesk, Inc.
1.950% due 12/15/2017	1,032	1,034
BAT International Finance PLC
1.473% due 06/15/2018	1,324	1,325
1.473% due 06/15/2018 (c)	6,500	6,503
Baxalta, Inc.
1.776% due 06/22/2018	3,300	3,302
Beam Suntory, Inc.
1.875% due 05/15/2017	600	601

ConocoPhillips Co.
1.236% due 05/15/2018	1,255	1,252
Daimler Finance North America LLC
1.515% due 10/30/2019 (c)	12,250	12,285
1.738% due 07/05/2019	1,000	1,006
Deutsche Telekom International Finance BV
1.443% due 09/19/2019	9,000	8,992
Diamond Finance Corp.
3.480% due 06/01/2019	2,900	2,961
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	372	376
Enbridge, Inc.
1.384% due 06/02/2017	2,000	2,000
Energy Transfer Partners LP
6.125% due 02/15/2017	346	348
Enterprise Products Operating LLC
6.300% due 09/15/2017	5,000	5,157
ERAC USA Finance LLC
6.375% due 10/15/2017	1,795	1,860
Experian Finance PLC
2.375% due 06/15/2017	5,000	5,019
Fidelity National Information Services, Inc.
1.450% due 06/05/2017	6,404	6,407
Hyundai Capital America
4.000% due 06/08/2017	8,625	8,712
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,500	1,502
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	12,000	12,036
Kinder Morgan, Inc.
7.000% due 06/15/2017	403	412
Korea National Oil Corp.
3.125% due 04/03/2017	500	502
NetApp, Inc.
2.000% due 12/15/2017	10,000	10,029
Nissan Motor Acceptance Corp.
1.961% due 03/08/2019	5,200	5,254
ONEOK Partners LP
2.000% due 10/01/2017	825	827
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	2,625	2,646
Petroleos Mexicanos
5.750% due 03/01/2018	11,100	11,508
Pioneer Natural Resources Co.
6.650% due 03/15/2017	2,800	2,829
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	11,145	11,262
Statoil ASA
1.343% due 11/08/2018	4,100	4,106
Suntory Holdings Ltd.
1.650% due 09/29/2017	4,500	4,503
Symantec Corp.
2.750% due 06/15/2017	11,167	11,206
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	10,260	10,277
6.221% due 07/03/2017	13,104	13,400
Tencent Holdings Ltd.
2.000% due 05/02/2017	2,000	2,001
Time Warner Cable LLC
5.850% due 05/01/2017	3,365	3,413
UAL Pass-Through Trust
9.750% due 07/15/2018	304	305
Viacom, Inc.
6.125% due 10/05/2017	1,800	1,852
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	6,990	6,979
1.290% due 05/23/2017	8,000	7,992
1.600% due 11/20/2017	2,300	2,293
Wyndham Worldwide Corp.
2.950% due 03/01/2017	2,400	2,402
Xerox Corp.
2.950% due 03/15/2017	2,005	2,011
6.750% due 02/01/2017	8,010	8,039

		216,366

UTILITIES 7.4%
AT&T, Inc.
1.750% due 01/15/2018	6,500	6,505
BP Capital Markets PLC
1.392% due 05/10/2018	1,000	1,002
1.627% due 09/26/2018	1,400	1,406
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	14,130	14,122

Enel Finance International NV
6.250% due 09/15/2017	20,052	20,670
Exelon Corp.
1.550% due 06/09/2017	3,000	2,995
Exelon Generation Co. LLC
6.200% due 10/01/2017	4,065	4,200
Kansas City Power & Light Co.
5.850% due 06/15/2017	2,028	2,065
Kentucky Power Co.
6.000% due 09/15/2017	650	668
Korea Gas Corp.
2.250% due 07/25/2017	1,400	1,404
KT Corp.
1.750% due 04/22/2017	9,810	9,808
3.875% due 01/20/2017	1,500	1,501
National Grid North America, Inc.
1.551% due 08/21/2017	7,000	6,991
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	10,000	10,007
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	800	821
Plains All American Pipeline LP
6.125% due 01/15/2017	10,917	10,930
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017	2,000	2,001
1.750% due 04/10/2017	4,015	4,015
2.750% due 05/17/2017	900	903
TECO Finance, Inc.
1.476% due 04/10/2018	700	700

		102,714

Total Corporate Bonds & Notes (Cost $681,004)		681,301

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2013
1.420% due 12/01/2028	5,000	4,924
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041	2,900	2,900

		7,824

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
1.017% due 06/01/2018	295	295

Total Municipal Bonds & Notes (Cost $8,195)		8,119

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
0.907% due 12/25/2017	209	209
1.006% due 11/25/2045	1,425	1,414
1.056% due 04/25/2036 - 06/25/2036	1,085	1,081
1.106% due 07/25/2036 - 06/25/2043	600	597
1.206% due 04/25/2039	758	764
1.296% due 07/25/2037	204	205
1.306% due 09/25/2041	116	116
1.436% due 02/25/2041	589	595
1.486% due 06/25/2040	814	824
Freddie Mac
1.104% due 03/15/2040 - 11/15/2043	1,668	1,664
1.204% due 08/15/2041	36	36
1.224% due 12/15/2041	1,027	1,028
1.284% due 07/15/2037	128	128
1.304% due 11/15/2037	174	175
1.654% due 01/15/2032	419	431
1.704% due 01/15/2039	113	116
2.117% due 05/15/2033	442	458
Ginnie Mae
0.900% due 10/20/2066	2,226	2,224
1.030% due 12/20/2060 - 03/20/2065	3,598	3,600
1.100% due 04/20/2062	96	96
1.139% due 06/20/2039	535	537
1.210% due 08/20/2061	11,680	11,670
1.230% due 10/20/2065	7,518	7,518
1.300% due 02/20/2066	2,321	2,332
1.330% due 05/20/2066	5,867	5,844
3.642% due 09/20/2066	5,992	6,673
NCUA Guaranteed Notes
1.212% due 12/08/2020	1,620	1,628

Total U.S. Government Agencies (Cost $51,989)		51,963

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Asset Securitization Corp.
6.930% due 02/14/2043	694	700
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049	128	128
Banc of America Funding Trust
1.256% due 06/26/2035	72	70
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	1,317	1,316
Commercial Mortgage Trust
5.543% due 12/11/2049	240	239
DBRR Trust
5.524% due 06/17/2049	680	683
FORT CRE LLC
2.244% due 05/21/2036	2,610	2,609
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.733% due 06/12/2050	3,863	3,888
Morgan Stanley Capital Trust
5.775% due 04/12/2049	2,776	2,775
Wachovia Bank Commercial Mortgage Trust
0.917% due 04/15/2047	3,100	3,090
5.509% due 04/15/2047	1,933	1,937
5.969% due 02/15/2051	2,729	2,774
Wells Fargo-RBS Commercial Mortgage Trust
1.907% due 06/15/2045	5,025	5,122

Total Non-Agency Mortgage-Backed Securities (Cost $25,749)		25,331

ASSET-BACKED SECURITIES 14.7%
American Money Management Corp. CLO Ltd.
2.362% due 04/11/2022	1,712	1,716
ARES CLO Ltd.
2.100% due 01/17/2024	7,000	7,012
Capital Auto Receivables Asset Trust
1.329% due 01/22/2019	3,000	3,004
Carlyle Global Market Strategies CLO Ltd.
2.336% due 07/27/2026	2,200	2,202
Catamaran CLO Ltd.
2.110% due 12/20/2023	8,800	8,801
Cent CLO Ltd.
2.362% due 01/25/2026	2,500	2,502
CIFC Funding Ltd.
2.082% due 01/29/2025	10,000	10,000
2.177% due 08/14/2024	2,889	2,890
CVP Cascade CLO Ltd.
2.330% due 01/16/2026	3,200	3,195
Dell Equipment Finance Trust
1.430% due 09/24/2018	3,000	3,001
1.649% due 12/22/2017	1,045	1,047
Dryden Senior Loan Fund
2.006% due 08/15/2025	8,000	7,983
2.054% due 01/15/2025	5,500	5,502
Eastland CLO Ltd.
1.116% due 05/01/2022	488	487
Flagship Credit Auto Trust
1.470% due 03/16/2020	6,530	6,524
Flatiron CLO Ltd.
1.110% due 10/15/2021	1,948	1,948
Galaxy CLO Ltd.
2.211% due 11/16/2025	3,600	3,595
Gallatin CLO Ltd.
2.150% due 07/15/2023	302	302
Halcyon Loan Advisors Funding Ltd.
2.406% due 08/15/2023	2,935	2,946
JMP Credit Advisors CLO Ltd.
2.060% due 04/30/2023	3,600	3,594
KVK CLO Ltd.
2.332% due 02/10/2025	4,144	4,147
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025	3,500	3,504
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)	6,600	6,599
Madison Park Funding Ltd.
2.196% due 08/15/2022	703	704
Navient Private Education Loan Trust
1.204% due 12/15/2021	415	415
1.804% due 12/15/2025	959	963
Navient Student Loan Trust
1.176% due 08/27/2029	2,800	2,790
1.236% due 03/25/2066	6,818	6,824
1.356% due 06/25/2065	5,447	5,464

Ocean Trails CLO
1.113% due 06/27/2022	4,815	4,788
Palmer Square Loan Funding Ltd.
2.113% due 01/15/2025	8,000	7,999
PHEAA Student Loan Trust
1.505% due 11/25/2065	10,000	10,016
Progress Residential Trust
2.236% due 09/17/2033	4,988	5,038
Residential Asset Securities Corp. Trust
1.206% due 08/25/2035	3,053	3,034
Shackleton CLO Ltd.
2.064% due 10/20/2023	5,500	5,507
SLC Student Loan Trust
1.073% due 03/15/2027	1,117	1,108
SLM Student Loan Trust
0.972% due 10/25/2024	2,624	2,612
1.243% due 09/15/2022	1,007	1,005
1.282% due 04/25/2023	5	5
SMB Private Education Loan Trust
1.254% due 11/15/2023	6,349	6,351
1.304% due 07/17/2023	1,656	1,658
1.354% due 11/15/2023	3,006	3,012
1.404% due 02/15/2023	3,334	3,338
1.604% due 07/15/2022	1,309	1,312
SoFi Professional Loan Program LLC
1.380% due 07/25/2039	3,250	3,257
THL Credit Wind River CLO Ltd.
2.330% due 01/15/2026	5,000	5,008
2.330% due 07/15/2026	5,300	5,306
TICC CLO LLC
1.750% due 08/25/2023	927	930
Trillium Credit Card Trust
1.481% due 05/26/2021	7,500	7,537
Utah State Board of Regents
1.506% due 09/25/2056	4,862	4,829
Venture CLO Ltd.
2.080% due 07/20/2022	5,000	5,002
Voya CLO Ltd.
2.180% due 10/15/2022	400	400
2.200% due 10/15/2022	800	801
WhiteHorse Ltd.
2.078% due 02/03/2025	5,000	5,000

Total Asset-Backed Securities (Cost $204,226)		204,514

SOVEREIGN ISSUES 10.3%
Colombia Government International Bond
7.375% due 01/27/2017	7,000	7,037
Development Bank of Japan, Inc.
1.130% due 01/28/2020	5,000	4,950
1.391% due 11/07/2018	4,000	4,006
1.393% due 11/08/2017	8,000	8,019
1.736% due 04/27/2017	5,000	5,007
Export-Import Bank of Korea
1.282% due 04/23/2018	7,000	7,013
1.341% due 10/21/2019	11,000	10,973
1.502% due 05/12/2017	555	555
1.609% due 02/18/2019	10,600	10,682
Japan Bank for International Cooperation
1.262% due 11/13/2018	17,800	17,764
Japan Finance Organization for Municipalities
1.500% due 09/12/2017	6,700	6,692
1.566% due 05/22/2017	20,000	20,017
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	21,140	21,205
Korea Land & Housing Corp.
1.875% due 08/02/2017	8,320	8,315
Korea Water Resources Corp.
2.000% due 04/16/2018	6,100	6,108
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	502
Tokyo Metropolitan Government
1.750% due 06/08/2017	5,000	5,004

Total Sovereign Issues (Cost $143,892)		143,849

SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 9.4%
Barclays Bank PLC
1.745% due 11/06/2017	12,400	12,412
1.751% due 09/08/2017	13,600	13,621
Credit Suisse AG
1.753% due 09/12/2017	16,600	16,623

Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017	7,500	7,514
Mizuho Bank Ltd.
1.653% due 12/12/2017	19,500	19,509
Natixis S.A.
1.688% due 09/25/2017	11,700	11,740
Norinchukin Bank
1.589% due 10/10/2017	10,000	10,024
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017	19,200	19,232
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017	7,000	7,012
1.723% due 09/18/2017	14,000	14,027

		131,714

COMMERCIAL PAPER 5.1%
Enbridge Energy Partners LP
1.370% due 01/06/2017	5,000	4,999
Energy Transfer Partners LP
1.644% due 01/05/2017	11,500	11,498
Engie
1.565% due 10/20/2017	3,000	2,965
1.596% due 11/01/2017	3,400	3,359
1.638% due 10/04/2017	5,000	4,945
1.649% due 10/03/2017	2,000	1,978
ENI Finance USA, Inc.
1.754% due 07/14/2017	4,500	4,464
Ford Motor Credit Co.
1.700% due 09/12/2017	500	494
1.701% due 11/02/2017	10,000	9,838
1.754% due 09/12/2017	12,000	11,845
Telstra Corporation Limited
1.754% due 11/20/2017	15,000	14,795

		71,180

REPURCHASE AGREEMENTS (b) 0.2%		2,133

SHORT-TERM NOTES 2.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	20,215	20,330
2.738% due 10/05/2017	2,400	2,423
Holmes Master Issuer PLC
1.304% due 04/15/2017	10,000	10,008

		32,761

Total Short-Term Instruments (Cost $237,573)		237,788

Total Investments in Securities (Cost $1,352,628)		1,352,865

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	6,842,395	67,637

Total Short-Term Instruments (Cost $67,637)		67,637

Total Investments in Affiliates (Cost $67,637)		67,637

Total Investments 101.9% (Cost $1,420,265)		$1,420,502
Financial Derivative Instruments (d)(g) 0.0% (Cost or Premiums, net $0)		(63)
Other Assets and Liabilities, net (1.9)%		(26,555)

Net Assets 100.0%		$1,393,884

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,133	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,176)	$2,133	$2,133

Total Repurchase Agreements						$(2,176)	$2,133	$2,133

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
FOB	1.000%	12/06/2016	01/04/2017	$(4,768)	$(4,771)
	1.100	12/19/2016	01/04/2017	(11,696)	(11,701)
	1.100	12/19/2016	01/19/2017	(2,372)	(2,373)

Total Reverse Repurchase Agreements					$(18,845)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(9,813) at a weighted average interest rate of 0.745%.

(c)	Securities with an aggregate market value of $19,783 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2018	610	$579	$0	$(38)
90-Day Eurodollar March Futures	Short	03/2017	528	(40)	0	(7)
U.S. Treasury 2-Year Note March Futures	Short	03/2017	285	(104)	0	(18)

Total Futures Contracts				$435	$0	$(63)

Cash of $1,399 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$362,221	$0	$362,221
Industrials	0	216,366	0	216,366
Utilities	0	102,714	0	102,714
Municipal Bonds & Notes
California	0	7,824	0	7,824
Texas	0	295	0	295
U.S. Government Agencies	0	45,290	6,673	51,963
Non-Agency Mortgage-Backed Securities	0	22,722	2,609	25,331
Asset-Backed Securities	0	197,915	6,599	204,514
Sovereign Issues	0	143,849	0	143,849
Short-Term Instruments
Certificates of Deposit	0	131,714	0	131,714
Commercial Paper	0	71,180	0	71,180
Repurchase Agreements	0	2,133	0	2,133
Short-Term Notes	0	32,761	0	32,761
	$0	$1,336,984	$15,881	$1,352,865

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,637	$0	$0	$67,637

Total Investments	$67,637	$1,336,984	$15,881	$1,420,502

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(63)	$0	$0	$(63)

Total Financial Derivative Instruments	$(63)	$0	$0	$(63)

Totals	$67,574	$1,336,984	$15,881	$1,420,439

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$2,498	$6,754	$(187)	$(2)	$(1)	$(57)	$0	$(2,332)	$6,673	$(71)
Non-Agency Mortgage-Backed Securities	0	3,000	(390)	0	0	(1)	0	0	2,609	(1)
Asset-Backed Securities	681	6,600	(690)	1	5	2	0	0	6,599	(1)

Totals	$3,179	$16,354	$(1,267)	$(1)	$4	$(56)	$0	$(2,332)	$15,881	$(73)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$6,673	Third Party Vendor	Broker Quote	111.359
Non-Agency Mortgage-Backed Securities	2,609	Proxy Pricing	Base Price	99.990
Asset-Backed Securities	6,599	Proxy Pricing	Base Price	100.000

Total	$15,881

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3%
MUNICIPAL BONDS & NOTES 97.2%
ALABAMA 0.9%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,883

ARIZONA 1.9%
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	2,000	2,306
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2016
5.000% due 01/01/2022	1,500	1,716

		4,022

CALIFORNIA 7.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.420% due 04/01/2047	5,000	5,016
California State General Obligation Bonds, Series 2013
1.267% due 12/01/2029	2,200	2,201
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,048
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
4.000% due 09/01/2020	1,730	1,842
4.000% due 09/01/2021	2,400	2,565

		14,672

COLORADO 2.7%
Denver Convention Center Hotel Authority, Colorado Revenue Notes, Series 2016
5.000% due 12/01/2022	1,100	1,227
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.336% due 11/15/2031	2,500	2,502
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	1,550	1,808

		5,537

CONNECTICUT 4.1%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	2,650	3,035
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.369% due 07/01/2049	5,000	4,955
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	505

		8,495

FLORIDA 6.3%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	2,500	2,833
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	2,000	1,988
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	843
Miami-Dade County, Florida Aviation Revenue Notes, Series 2009
5.500% due 10/01/2019	2,000	2,205
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	4,009
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,066

		12,944

GEORGIA 5.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,022
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,488
1.750% due 12/01/2049	3,000	3,005

		10,515

ILLINOIS 10.1%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,050
5.250% due 01/01/2022	500	509
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,000
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,005
Chicago, Illinois Waterworks Revenue Bonds, Series 2004
5.000% due 11/01/2021	800	884
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,590	1,589
Illinois Finance Authority Revenue Bonds, Series 2016
1.782% due 05/01/2036	1,000	1,002
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,218
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2022	1,000	1,073
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2022	3,000	3,106
5.000% due 06/01/2022	2,290	2,370
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,051

		20,857

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
1.080% due 02/01/2017	1,000	1,000
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,437

		2,437

MICHIGAN 3.2%
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	1,000	1,075
5.000% due 07/01/2020	400	437
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	2,500	2,759
Michigan Strategic Fund Revenue Bonds, Series 1995
1.450% due 09/01/2030	1,000	969
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	1,000	969
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	470	448

		6,657

MINNESOTA 2.4%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2020	350	373
5.000% due 01/01/2022	250	285
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,296
4.500% due 11/15/2038	1,000	1,109

		5,063

NEBRASKA 0.7%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,156
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	256

		1,412

NEVADA 3.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,205
Washoe County, Nevada Revenue Bonds, Series 2016
3.000% due 03/01/2036	2,000	2,047

		7,252

NEW JERSEY 2.3%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,727
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,065
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2019	1,750	1,869

		4,661

NEW MEXICO 3.5%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	1,926
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,397

		7,323

NEW YORK 11.2%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,395
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2017	650	663
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.312% due 05/01/2033	2,150	2,147
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
0.713% due 11/01/2032	1,530	1,503
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,106
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	1,000
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,408
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,928
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	600	607
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,205
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,472
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2016
1.113% due 01/01/2032	750	738

		23,172

NORTH CAROLINA 3.9%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,152
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.163% due 12/01/2041	4,000	4,004
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	380
5.000% due 04/01/2020	500	552

		8,088

PENNSYLVANIA 7.7%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,481
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,782
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 09/01/2029	1,750	1,743
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,961
Northampton County, Pennsylvania General Purpose Authority Revenue Notes, Series 2016
4.000% due 08/15/2019	725	760
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.132% due 12/01/2018	2,500	2,476
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,633

		15,836

TENNESSEE 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,058
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2017	1,000	1,026

		3,084

TEXAS 11.0%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,833
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,361
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,015

Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	526
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,024
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,690	4,687
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,816
San Antonio Water System, Texas Revenue Bonds, Series 2013
2.000% due 05/01/2043	2,000	1,994
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,761
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,520
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,180

		22,717

VIRGINIA 1.4%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,000

WASHINGTON 1.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.420% due 11/01/2045	4,000	4,001

WEST VIRGINIA 1.0%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	1,991

WISCONSIN 2.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	2,999
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,399

		5,398

Total Municipal Bonds & Notes (Cost $202,442)		201,017

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		255

Total Short-Term Instruments (Cost $255)		255

Total Investments in Securities (Cost $202,697)		201,272

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	1,250,496	12,361

Total Short-Term Instruments (Cost $12,361)		12,361

Total Investments in Affiliates (Cost $12,361)		12,361

Total Investments 103.3% (Cost $215,058)		$213,633
Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		148
Other Assets and Liabilities, net (3.4)%		(6,920)

Net Assets 100.0%		$206,861

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$255	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(260)	$255	$255

Total Repurchase Agreements						$(260)	$255	$255

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$5,300	$0	$148	$148	$0

Total Swap Agreements						$0	$148	$148	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,883	$0	$1,883
Arizona	0	4,022	0	4,022
California	0	14,672	0	14,672
Colorado	0	5,537	0	5,537
Connecticut	0	8,495	0	8,495
Florida	0	12,944	0	12,944
Georgia	0	10,515	0	10,515
Illinois	0	20,857	0	20,857
Massachusetts	0	2,437	0	2,437
Michigan	0	6,657	0	6,657
Minnesota	0	5,063	0	5,063
Nebraska	0	1,412	0	1,412
Nevada	0	7,252	0	7,252
New Jersey	0	4,661	0	4,661
New Mexico	0	7,323	0	7,323
New York	0	23,172	0	23,172
North Carolina	0	8,088	0	8,088
Pennsylvania	0	15,836	0	15,836
Tennessee	0	3,084	0	3,084
Texas	0	22,717	0	22,717
Virginia	0	3,000	0	3,000
Washington	0	4,001	0	4,001
West Virginia	0	1,991	0	1,991
Wisconsin	0	5,398	0	5,398
Short-Term Instruments
Repurchase Agreements	0	255	0	255
	$0	$201,272	$0	$201,272

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,361	$0	$0	$12,361

Total Investments	$12,361	$201,272	$0	$213,633

Financial Derivative Instruments - Assets
Over the counter	$0	$148	$0	$148

Total Financial Derivative Instruments	$0	$148	$0	$148

Totals	$12,361	$201,420	$0	$213,781

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.1%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$12,922	$13,120
Community Health Systems, Inc.
4.185% due 12/31/2018		20,945	20,647
Delos Finance SARL
3.748% due 03/06/2021		600	605
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		48,370	48,745
FCA U.S. LLC
3.500% due 05/24/2017		9,044	9,079
Las Vegas Sands LLC
3.020% due 12/19/2020		21,513	21,673
T-Mobile USA, Inc.
3.520% due 11/09/2022		6,831	6,918

Total Bank Loan Obligations (Cost $119,971)			120,787

CORPORATE BONDS & NOTES 62.1%
BANKING & FINANCE 31.6%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		13,295	13,548
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,359
3.750% due 05/15/2019		4,106	4,193
4.500% due 05/15/2021		3,300	3,428
4.625% due 10/30/2020		2,500	2,606
5.000% due 10/01/2021		1,600	1,686
Air Lease Corp.
2.125% due 01/15/2018		1,505	1,508
2.125% due 01/15/2020		6,300	6,207
2.625% due 09/04/2018		3,395	3,419
3.375% due 01/15/2019		3,937	4,005
Ally Financial, Inc.
2.750% due 01/30/2017		33,220	33,232
3.250% due 09/29/2017		7,600	7,662
3.250% due 02/13/2018		3,300	3,325
3.500% due 01/27/2019		500	504
3.600% due 05/21/2018		4,600	4,646
4.125% due 03/30/2020		7,900	8,078
4.750% due 09/10/2018		3,800	3,923
5.500% due 02/15/2017		59,212	59,471
6.250% due 12/01/2017		1,500	1,558
8.000% due 03/15/2020		3,000	3,405
American Tower Corp.
2.250% due 01/15/2022		11,900	11,401
3.400% due 02/15/2019		3,500	3,577
4.500% due 01/15/2018		9,500	9,752
Aviation Capital Group Corp.
2.875% due 09/17/2018		30,485	30,904
Banco del Estado de Chile
2.000% due 11/09/2017		250	250
Banco Santander Brasil S.A.
4.625% due 02/13/2017		60,505	60,640
Banco Santander Chile
2.823% due 06/07/2018		3,786	3,833
4.500% due 03/13/2017	AUD	3,296	2,384
Bank of America Corp.
5.650% due 05/01/2018		$13,375	14,016
6.875% due 04/25/2018		26,950	28,650
7.625% due 06/01/2019		800	899
Bank of Montreal
1.532% due 07/18/2019		153	153
Bank of New York Mellon Corp.
1.433% due 09/11/2019		250	250
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450% due 09/08/2017		6,789	6,780
1.492% due 03/05/2018		10,500	10,490
1.979% due 09/14/2018		2,450	2,462
2.740% due 03/20/2018	AUD	5,600	4,045
2.750% due 09/14/2020		$1,045	1,046
Barclays Bank PLC
6.050% due 12/04/2017		31,316	32,365
Barclays PLC
2.000% due 03/16/2018		11,479	11,476
2.992% due 08/10/2021		14,900	15,278

BGC Partners, Inc.
5.125% due 05/27/2021	5,550	5,712
BOC Aviation Ltd.
2.875% due 10/10/2017	13,498	13,573
3.000% due 03/30/2020	5,450	5,464
3.875% due 05/09/2019	7,422	7,643
Cantor Fitzgerald LP
7.875% due 10/15/2019	2,300	2,549
CIT Group, Inc.
3.875% due 02/19/2019	6,300	6,450
4.250% due 08/15/2017	97,190	98,526
5.000% due 05/15/2018	68,838	69,871
5.250% due 03/15/2018	14,718	15,288
5.500% due 02/15/2019	9,700	10,258
Citigroup, Inc.
1.642% due 04/08/2019	250	250
1.878% due 06/07/2019	57,743	58,212
2.074% due 08/02/2021	35,000	35,398
2.194% due 10/26/2020	35,000	35,460
2.378% due 03/30/2021	34,100	34,662
Commerzbank Finance & Covered Bond S.A.
0.684% due 03/20/2017	17,350	17,281
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (g)	1,750	1,800
Credit Agricole S.A.
1.923% due 06/10/2020	20,450	20,545
8.125% due 09/19/2033	4,800	5,180
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021	107,200	111,209
3.800% due 09/15/2022	5,950	6,004
DBS Bank Ltd.
1.625% due 08/06/2018	4,400	4,376
3.625% due 09/21/2022	4,624	4,666
DNB Boligkreditt A/S
1.450% due 03/21/2018	45,000	44,977
Eksportfinans ASA
5.500% due 06/26/2017	32,165	32,660
Ford Motor Credit Co. LLC
1.783% due 03/12/2019	122,325	122,543
1.806% due 11/04/2019	200	201
1.816% due 01/09/2018	21,500	21,566
1.863% due 06/15/2018	18,800	18,849
2.375% due 01/16/2018	10,709	10,758
2.456% due 01/08/2019	18,100	18,415
5.000% due 05/15/2018	4,000	4,157
General Motors Financial Co., Inc.
2.236% due 04/10/2018	54,730	55,067
2.400% due 04/10/2018	6,679	6,687
2.440% due 01/15/2020	67,112	67,849
3.000% due 09/25/2017	31,450	31,756
3.250% due 05/15/2018	18,675	18,923
4.750% due 08/15/2017	1,200	1,223
6.750% due 06/01/2018	16,575	17,599
Goldman Sachs Group, Inc.
2.042% due 04/23/2020	43,355	43,790
2.242% due 04/23/2021	6,020	6,103
2.537% due 11/29/2023	164,883	170,157
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	2,150	2,415
HBOS PLC
1.646% due 09/06/2017	63,717	63,611
HSBC Holdings PLC
2.498% due 01/05/2022	20,800	21,203
2.590% due 05/25/2021 (j)	61,300	62,652
3.191% due 03/08/2021	46,427	48,592
3.600% due 05/25/2023	2,400	2,413
HSBC USA, Inc.
1.512% due 11/13/2019	36,350	36,246
2.750% due 08/07/2020	7,300	7,313
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	12,615	12,593
2.000% due 11/08/2017	2,260	2,264
Hyundai Capital Services, Inc.
1.793% due 03/18/2017	70,862	70,884
3.500% due 09/13/2017	3,300	3,334
Industrial Bank of Korea
2.375% due 07/17/2017	20,400	20,462
International Lease Finance Corp.
3.875% due 04/15/2018	8,392	8,570
5.875% due 04/01/2019	4,300	4,577
6.250% due 05/15/2019	4,900	5,280
7.125% due 09/01/2018	18,560	20,045
8.250% due 12/15/2020	100	117
8.750% due 03/15/2017	20,300	20,589
8.875% due 09/01/2017	1,000	1,046

Intesa Sanpaolo SpA
2.375% due 01/13/2017		73,387	73,398
3.875% due 01/16/2018		23,650	23,968
Itau CorpBanca
3.875% due 09/22/2019		5,050	5,213
JPMorgan Chase & Co.
0.816% due 05/30/2017	GBP	19,550	24,086
2.048% due 06/07/2021		$9,955	10,110
2.092% due 10/29/2020		13,900	14,159
2.411% due 03/01/2021		14,100	14,543
4.350% due 08/15/2021		50	53
7.900% due 04/30/2018 (g)		10,900	11,301
Kookmin Bank
1.443% due 03/17/2017		17,000	16,987
1.709% due 03/14/2017		8,200	8,199
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	7,509
LeasePlan Corp. NV
2.500% due 05/16/2018		$30,490	30,540
2.875% due 01/22/2019		58,400	58,390
3.000% due 10/23/2017		73,982	74,524
Lloyds Banking Group PLC
3.100% due 07/06/2021		8,000	8,101
Macquarie Bank Ltd.
2.007% due 07/29/2020 (j)		25,700	25,872
Macquarie Group Ltd.
3.000% due 12/03/2018		105,000	106,590
4.875% due 08/10/2017		5,800	5,903
6.000% due 01/14/2020		7,720	8,365
7.625% due 08/13/2019		23,227	26,055
Mitsubishi UFJ Financial Group, Inc.
2.811% due 03/01/2021		73	76
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.657% due 07/23/2019		8,550	8,532
2.750% due 10/21/2020		1,350	1,345
Mitsubishi UFJ Trust & Banking Corp.
2.650% due 10/19/2020		26,900	26,799
Mizuho Bank Ltd.
2.071% due 10/20/2018		7,000	7,037
Mizuho Financial Group, Inc.
2.354% due 04/12/2021		54,800	55,756
Morgan Stanley
1.732% due 01/24/2019		1,276	1,284
1.950% due 06/16/2020		600	606
2.261% due 02/01/2019		9,605	9,784
2.282% due 10/24/2023		15,000	15,179
MUFG Americas Holdings Corp.
1.457% due 02/09/2018		3,700	3,694
MUFG Capital Finance Ltd.
5.271% due 01/25/2017 (g)	EUR	3,600	3,814
6.299% due 01/25/2017 (g)(j)	GBP	16,978	21,081
Navient Corp.
4.625% due 09/25/2017		$2,700	2,747
4.875% due 06/17/2019		200	207
5.500% due 01/15/2019		30,500	31,720
6.625% due 07/26/2021		7,000	7,420
8.450% due 06/15/2018		37,160	40,133
OneMain Financial Holdings LLC
6.750% due 12/15/2019		400	418
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		40	39
Piper Jaffray Cos.
3.998% due 05/31/2017		24,550	24,542
5.060% due 10/09/2018		9,800	9,984
QBE Insurance Group Ltd.
2.400% due 05/01/2018		7,065	7,078
QNB Finance Ltd.
2.387% due 02/26/2018		5,000	5,032
RCI Banque S.A.
3.500% due 04/03/2018		8,125	8,276
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	14,071
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	407
Royal Bank of Scotland PLC
9.500% due 03/16/2022		55,867	56,795
10.500% due 03/16/2022	EUR	14,000	15,033
13.125% due 03/19/2022	AUD	27,520	20,268
Santander Bank N.A.
1.804% due 01/12/2018		$15,350	15,362
2.000% due 01/12/2018		16,150	16,146
Santander Holdings USA, Inc.
2.380% due 11/24/2017		31,000	31,270
2.700% due 05/24/2019		7,476	7,472
3.450% due 08/27/2018		1,700	1,726

Santander UK Group Holdings PLC
2.875% due 08/05/2021		9,500	9,298
Santander UK PLC
1.780% due 08/24/2018		15,400	15,429
2.350% due 09/10/2019		4,129	4,131
2.439% due 03/14/2019		10,000	10,135
3.050% due 08/23/2018		7,241	7,356
Shinhan Bank
1.526% due 04/08/2017		200	200
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	16,875
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,800	12,324
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (g)		19,840	22,008
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,212
6.900% due 12/15/2017		42,775	44,713
Standard Chartered PLC
1.291% due 09/08/2017		4,890	4,886
1.700% due 04/17/2018		2,490	2,475
State Bank of India
3.250% due 04/18/2018		1,747	1,769
Sumitomo Mitsui Financial Group, Inc.
1.991% due 07/14/2021		6,000	6,027
Sumitomo Mitsui Trust Bank Ltd.
1.792% due 10/18/2019		900	902
Synchrony Financial
1.875% due 08/15/2017		12,800	12,812
2.111% due 02/03/2020		10,950	10,831
2.287% due 11/09/2017		31,950	32,163
UBS AG
1.781% due 06/01/2020		12,200	12,215
4.750% due 05/22/2023		700	716
7.250% due 02/22/2022		5,565	5,609
UBS Group Funding Jersey Ltd.
2.437% due 09/24/2020		4,950	5,010
2.661% due 04/14/2021		98,200	101,304
3.000% due 04/15/2021		4,100	4,103
Unibail-Rodamco SE
1.650% due 04/16/2019		62,100	61,858
United Overseas Bank Ltd.
2.875% due 10/17/2022		6,455	6,493
Ventas Realty LP
1.250% due 04/17/2017		4,775	4,773
3.125% due 06/15/2023		3,900	3,830
VEREIT Operating Partnership LP
3.000% due 02/06/2019		7,037	7,037
Vonovia Finance BV
3.200% due 10/02/2017		54,200	54,691
Vornado Realty LP
2.500% due 06/30/2019		700	703
WEA Finance LLC
1.750% due 09/15/2017		10,520	10,528
2.700% due 09/17/2019		1,200	1,214
Wells Fargo & Co.
1.342% due 04/22/2019		925	923
Weyerhaeuser Co.
6.950% due 08/01/2017		11,050	11,363

			3,632,192

INDUSTRIALS 22.7%
Abu Dhabi National Energy Co. PJSC
4.125% due 03/13/2017		3,000	3,018
Actavis Funding SCS
2.033% due 03/12/2018		44,399	44,665
2.208% due 03/12/2020		141,961	144,746
Actavis, Inc.
1.875% due 10/01/2017		4,952	4,962
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		690	690
Anglo American Capital PLC
2.625% due 04/03/2017		1,450	1,454
Anheuser-Busch InBev Finance, Inc.
2.146% due 02/01/2021		13,800	14,051
Anthem, Inc.
2.300% due 07/15/2018		2,000	2,013
Asciano Finance Ltd.
5.000% due 04/07/2018		25,111	25,804
BAT International Finance PLC
1.473% due 06/15/2018		21,600	21,609
1.850% due 06/15/2018		700	700
2.125% due 06/07/2017		22,940	23,005
5.375% due 06/29/2017	EUR	8,000	8,653

Baxalta, Inc.
1.776% due 06/22/2018		$2,310	2,311
2.000% due 06/22/2018		7,268	7,270
Beam Suntory, Inc.
1.875% due 05/15/2017		14,500	14,522
Boston Scientific Corp.
2.850% due 05/15/2020		2,600	2,639
Celgene Corp.
2.300% due 08/15/2018		1,590	1,600
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019		1,750	1,738
2.170% due 08/05/2019		3,200	3,196
2.369% due 09/10/2018		7,650	7,676
Charter Communications Operating LLC
3.579% due 07/23/2020		7,130	7,275
4.464% due 07/23/2022		11,500	12,020
Cheung Kong Infrastructure Finance BVI Ltd.
1.697% due 06/20/2017		12,000	11,975
Chevron Corp.
1.861% due 05/16/2021 (j)		110,800	111,566
Cimarex Energy Co.
5.875% due 05/01/2022		18,586	19,320
CNPC General Capital Ltd.
1.950% due 11/25/2017		9,000	9,011
2.750% due 04/19/2017		14,344	14,382
Coca-Cola European Partners PLC
0.000% due 11/26/2017	EUR	9,300	9,801
ConocoPhillips Co.
1.500% due 05/15/2018		$1,000	997
1.806% due 05/15/2022		32,100	31,811
5.750% due 02/01/2019		6,641	7,136
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022		3,845	3,970
CRH America, Inc.
8.125% due 07/15/2018		5,817	6,364
D.R. Horton, Inc.
3.625% due 02/15/2018		11,897	12,046
3.750% due 03/01/2019		13,000	13,293
Daimler Finance North America LLC
1.354% due 03/02/2018		98,050	98,219
1.515% due 10/30/2019		19,189	19,243
1.650% due 03/02/2018		8,294	8,284
1.738% due 07/05/2019 (j)		48,800	49,084
1.746% due 08/01/2018		17,500	17,613
1.875% due 01/11/2018		1,300	1,302
2.000% due 08/03/2018		6,920	6,930
2.250% due 07/31/2019		2,000	2,003
2.375% due 08/01/2018		9,700	9,774
Diamond Finance Corp.
3.480% due 06/01/2019		31,200	31,859
4.420% due 06/15/2021		7,100	7,348
DISH DBS Corp.
4.250% due 04/01/2018		25,715	26,432
4.625% due 07/15/2017		1,000	1,014
7.875% due 09/01/2019		1,800	2,003
East Nippon Expressway Co. Ltd.
0.289% due 12/20/2017	JPY	500,000	4,290
eBay, Inc.
1.366% due 08/01/2019		$62,204	61,919
2.500% due 03/09/2018		3,100	3,128
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017		34,401	34,790
Embraer Overseas Ltd.
6.375% due 01/24/2017		4,265	4,282
Enbridge, Inc.
1.384% due 06/02/2017		12,250	12,252
Energy Transfer Partners LP
2.500% due 06/15/2018		10,500	10,541
6.125% due 02/15/2017		18,706	18,803
6.700% due 07/01/2018		2,840	3,018
9.000% due 04/15/2019		8,178	9,307
ERAC USA Finance LLC
6.375% due 10/15/2017		5,750	5,959
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023		3,644	4,026
FMC Technologies, Inc.
2.000% due 10/01/2017		16,300	16,314
General Electric Co.
6.375% due 11/15/2067		3,900	3,934
General Motors Co.
3.500% due 10/02/2018		9,754	9,950
Georgia-Pacific LLC
2.539% due 11/15/2019		35,600	35,919
Glencore Finance Canada Ltd.
3.600% due 01/15/2017		30,061	30,075

Goldcorp, Inc.
2.125% due 03/15/2018		3,100	3,099
HCA, Inc.
3.750% due 03/15/2019		5,650	5,820
Hewlett Packard Enterprise Co.
2.928% due 10/05/2018		46,000	47,016
HPHT Finance Ltd.
2.250% due 03/17/2018		670	670
Hyundai Capital America
2.125% due 10/02/2017		1,684	1,687
4.000% due 06/08/2017		200	202
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		43,715	43,762
2.050% due 07/20/2018		28,175	28,175
2.950% due 07/21/2020		30,050	30,237
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		7,500	7,734
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		7,734	8,069
6.000% due 02/01/2017		23,697	23,769
Kinder Morgan, Inc.
2.000% due 12/01/2017		24,237	24,278
7.000% due 06/15/2017		24,058	24,618
7.250% due 06/01/2018		25,025	26,673
KLA-Tencor Corp.
3.375% due 11/01/2019		1,150	1,178
Korea National Oil Corp.
3.125% due 04/03/2017		18,195	18,266
Lennar Corp.
4.125% due 12/01/2018		2,737	2,812
6.950% due 06/01/2018		2,986	3,173
Lowe’s Cos., Inc.
1.120% due 04/15/2019		80	80
Medtronic, Inc.
1.763% due 03/15/2020		53,580	54,134
Metropolitan Expressway Co. Ltd.
0.279% due 12/20/2017	JPY	1,200,000	10,296
MGM Resorts International
8.625% due 02/01/2019		$13,800	15,577
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		6,350	6,468
Nabors Industries, Inc.
6.150% due 02/15/2018		400	416
Nissan Motor Acceptance Corp.
1.664% due 04/06/2018		3,800	3,821
1.950% due 09/12/2017		28,020	28,102
1.961% due 03/08/2019		33,600	33,950
2.550% due 03/08/2021		5,500	5,488
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		275	287
ONEOK Partners LP
2.000% due 10/01/2017		13,650	13,689
Packaging Corp. of America
6.500% due 03/15/2018		2,000	2,094
Penske Truck Leasing Co. LP
2.875% due 07/17/2018		1,240	1,256
3.375% due 03/15/2018		13,500	13,739
3.750% due 05/11/2017		8,190	8,254
Petrofac Ltd.
3.400% due 10/10/2018		2,500	2,531
Petroleos Mexicanos
2.902% due 07/18/2018		9,250	9,333
3.500% due 07/18/2018		23,850	24,124
5.500% due 02/04/2019		7,500	7,788
5.750% due 03/01/2018		75,507	78,282
9.250% due 03/30/2018		600	640
Pioneer Natural Resources Co.
6.650% due 03/15/2017		30,475	30,787
6.875% due 05/01/2018		5,115	5,431
QUALCOMM, Inc.
1.461% due 05/20/2020		11,509	11,518
Reynolds American, Inc.
2.300% due 08/21/2017		4,200	4,221
2.300% due 06/12/2018		14,140	14,232
4.000% due 06/12/2022		5,100	5,335
Rogers Communications, Inc.
6.800% due 08/15/2018		4,000	4,314
S&P Global, Inc.
2.500% due 08/15/2018		4,400	4,438
SBA Tower Trust
2.240% due 04/15/2043		800	802
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,800	1,994
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$29,800	29,428

Sky PLC
6.100% due 02/15/2018		2,045	2,134
Southern Co.
2.950% due 07/01/2023		4,000	3,949
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		24,436	24,692
Suntory Holdings Ltd.
1.650% due 09/29/2017		5,500	5,503
Symantec Corp.
2.750% due 06/15/2017		33,649	33,766
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017		98,975	99,137
3.192% due 04/27/2018		3,100	3,145
5.877% due 07/15/2019		800	867
6.221% due 07/03/2017		28,723	29,371
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,315	6,397
Tesco PLC
2.700% due 01/05/2017		3,650	3,651
5.500% due 11/15/2017		32,797	33,700
Thomson Reuters Corp.
1.300% due 02/23/2017		4,500	4,500
Time Warner Cable LLC
5.000% due 02/01/2020		10,000	10,614
5.850% due 05/01/2017		65,706	66,642
6.750% due 07/01/2018		15,625	16,685
8.250% due 04/01/2019		4,300	4,833
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,612
Toll Brothers Finance Corp.
8.910% due 10/15/2017		2,350	2,476
Total Capital International S.A.
1.343% due 06/19/2019		6,150	6,128
1.452% due 08/10/2018		1,531	1,535
UAL Pass-Through Trust
9.750% due 07/15/2018		15,989	16,060
USG Corp.
8.250% due 01/15/2018		62,403	66,381
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		32,200	27,370
Viacom, Inc.
2.200% due 04/01/2019		4,150	4,116
6.125% due 10/05/2017		16,121	16,584
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		19,866	19,835
1.290% due 05/23/2017		15,750	15,734
1.351% due 11/20/2017		4,270	4,260
1.386% due 05/22/2018		34,900	34,741
1.600% due 11/20/2017		1,915	1,909
1.650% due 05/22/2018		3,000	2,984
Volkswagen International Finance NV
2.125% due 11/20/2018		5,170	5,169
2.375% due 03/22/2017		5,575	5,590
VW Credit, Inc.
1.417% due 06/26/2017		36,200	35,858
West Nippon Expressway Co. Ltd.
1.700% due 05/19/2017	JPY	200,000	1,723
Whirlpool Corp.
1.650% due 11/01/2017		$7,100	7,111
Wind Acquisition Finance S.A.
3.689% due 07/15/2020	EUR	7,000	7,415
Woodside Finance Ltd.
4.600% due 05/10/2021		$43,856	46,116
Wyndham Worldwide Corp.
2.500% due 03/01/2018		8,838	8,914
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,680
Wynn Macau Ltd.
5.250% due 10/15/2021 (j)		600	608
Xerox Corp.
2.950% due 03/15/2017		355	356
6.750% due 02/01/2017		1,794	1,801
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,741
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		14,965	14,969

			2,608,353

UTILITIES 7.8%
AT&T, Inc.
1.623% due 03/11/2019		21,416	21,368
1.750% due 01/15/2018		8,127	8,133
1.847% due 11/27/2018		1,625	1,637
1.928% due 06/30/2020		59,748	60,102

BG Energy Capital PLC
4.000% due 12/09/2020		3,980	4,199
5.125% due 12/07/2017	GBP	3,000	3,852
6.500% due 11/30/2072		$34,825	36,065
6.500% due 11/30/2072	GBP	8,105	10,440
BP Capital Markets PLC
1.392% due 05/10/2018		$14,346	14,373
1.422% due 05/10/2019		2,855	2,856
1.627% due 09/26/2018		7,462	7,492
1.846% due 05/05/2017		4,482	4,492
3.062% due 03/17/2022		16,500	16,685
3.245% due 05/06/2022		4,065	4,150
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017		2,220	2,335
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		66,000	65,961
Dominion Resources, Inc.
1.400% due 09/15/2017		1,000	999
1.600% due 08/15/2019		7,700	7,584
2.125% due 02/15/2018		8,800	8,816
Enel Finance International NV
6.250% due 09/15/2017		55,415	57,122
Engie S.A.
1.500% due 07/20/2017	EUR	2,000	2,125
Exelon Generation Co. LLC
6.200% due 10/01/2017		$5,650	5,837
FirstEnergy Corp.
2.750% due 03/15/2018		29,377	29,648
Jersey Central Power & Light Co.
5.650% due 06/01/2017		7,290	7,405
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		33,587	34,976
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,524
KT Corp.
1.750% due 04/22/2017		14,000	13,998
2.625% due 04/22/2019 (j)		1,660	1,684
3.875% due 01/20/2017		9,248	9,257
National Grid North America, Inc.
1.551% due 08/21/2017		102,200	102,072
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		42,719	42,913
OGE Energy Corp.
1.475% due 11/24/2017		6,000	5,997
Orange S.A.
1.625% due 11/03/2019		7,700	7,586
Plains All American Pipeline LP
6.500% due 05/01/2018		5,945	6,284
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017		70,871	70,905
1.750% due 04/10/2017		24,660	24,659
2.750% due 05/17/2017		15,352	15,406
Spire, Inc.
1.656% due 08/15/2017		17,200	17,205
Sprint Communications, Inc.
8.375% due 08/15/2017		16,350	16,984
9.125% due 03/01/2017		15,350	15,542
TECO Finance, Inc.
1.476% due 04/10/2018		475	475
6.572% due 11/01/2017		1,660	1,723
Telecom Italia Capital S.A.
6.999% due 06/04/2018		33,138	35,209
TransAlta Corp.
1.900% due 06/03/2017		1,870	1,868
Verizon Communications, Inc.
2.709% due 09/14/2018		15,944	16,304
Williams Partners LP
7.250% due 02/01/2017		63,523	63,772

			890,019

Total Corporate Bonds & Notes (Cost $7,119,975)			7,130,564

MUNICIPAL BONDS & NOTES 0.5%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.830% due 11/25/2043		4,089	4,056

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		51,700	52,609
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041		2,800	2,800

			55,409

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.460% due 12/01/2033	3,620	3,613

Total Municipal Bonds & Notes (Cost $62,183)		63,078

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.644% due 12/25/2036	130	127
0.816% due 07/25/2037	624	610
0.876% due 03/25/2034	37	36
0.886% due 03/25/2036	83	80
0.906% due 08/25/2034	213	210
0.956% due 02/25/2037 - 10/27/2037	1,181	1,173
1.056% due 12/25/2028 - 03/25/2036	1,215	1,216
1.076% due 06/25/2036	163	163
1.096% due 11/25/2036	158	158
1.106% due 04/25/2036 - 03/25/2044	873	871
1.126% due 03/25/2036	93	93
1.136% due 03/17/2032 - 05/18/2032	794	799
1.156% due 06/25/2032 - 09/25/2032	88	88
1.186% due 09/17/2027 - 11/25/2040	293	293
1.206% due 08/25/2021 - 06/25/2042	2,625	2,640
1.234% due 01/01/2021	12,105	12,156
1.236% due 07/18/2027 - 11/25/2040	447	449
1.256% due 02/25/2022 - 04/25/2042	765	771
1.296% due 07/25/2037	371	373
1.306% due 09/25/2041	2,746	2,752
1.356% due 10/25/2017 - 08/25/2022	5	5
1.386% due 04/25/2031	116	117
1.406% due 12/25/2022	3	3
1.436% due 02/25/2041	37	37
1.456% due 09/25/2022	2	2
1.526% due 06/25/2037	237	241
1.606% due 02/25/2023 - 07/25/2038	14	15
1.656% due 04/25/2032 - 11/25/2049	42	42
1.741% due 06/01/2043 - 10/01/2044	3,556	3,626
1.756% due 11/25/2049	20	20
1.850% due 02/01/2018	2	2
1.851% due 05/01/2021 - 04/01/2029	49	50
1.906% due 09/25/2023	23	24
1.976% due 10/25/2038	62	63
2.433% due 08/01/2035	58	61
2.485% due 01/01/2036	36	38
2.549% due 01/01/2036	132	140
2.560% due 01/01/2036	27	28
2.568% due 09/01/2035	20	21
2.590% due 06/01/2033	11	11
2.595% due 08/01/2026	5	5
2.625% due 07/01/2031	4	4
2.627% due 06/01/2035	19	21
2.667% due 09/01/2034	23	24
2.675% due 09/01/2034	354	376
2.710% due 05/01/2035	29	30
2.715% due 02/01/2033	10	10
2.730% due 04/01/2033	5	5
2.739% due 08/01/2024 - 12/01/2036	27	28
2.753% due 10/01/2035	49	51
2.760% due 12/01/2035	12	12
2.763% due 09/01/2034	70	74
2.766% due 12/01/2040	68	72
2.770% due 07/01/2034	8	8
2.771% due 11/01/2035	61	64
2.772% due 05/01/2035	128	134
2.788% due 07/01/2029	81	84
2.789% due 10/01/2035	24	25
2.793% due 08/01/2029	456	474
2.807% due 12/01/2036	26	27
2.813% due 01/01/2032	181	184
2.822% due 01/01/2036	37	39
2.827% due 05/01/2034	35	37
2.831% due 06/01/2034	3	3
2.837% due 07/01/2035	33	34
2.861% due 11/01/2027	2	2
2.872% due 11/01/2034	146	155
2.886% due 02/01/2034	54	57
2.898% due 05/01/2035	48	51
2.929% due 09/01/2034	31	33
2.959% due 04/01/2029	4	4
2.962% due 05/01/2038	3,513	3,725

2.966% due 11/01/2024	6	6
2.971% due 03/01/2036	33	35
2.987% due 09/01/2035	39	41
3.010% due 02/01/2035	7	7
3.019% due 08/01/2035	16	16
3.037% due 03/01/2036	25	26
3.048% due 05/01/2036	1,706	1,781
3.085% due 10/01/2035	7	7
3.118% due 12/01/2035	25	25
3.177% due 06/01/2035	181	193
3.187% due 09/01/2035	53	56
3.265% due 06/01/2036	9	9
3.405% due 11/01/2035	96	100
3.887% due 05/01/2036	34	36
3.921% due 02/25/2018 (a)	15,994	309
4.431% due 07/01/2028	6	6
5.050% due 07/01/2018	124	124
6.225% due 10/25/2042	282	316
8.350% due 06/25/2032	27	27
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	702	700
Federal Housing Administration
6.896% due 07/01/2020	49	47
7.350% due 04/01/2019	14	14
7.435% due 02/01/2019	3	3
Freddie Mac
0.796% due 12/25/2036	3,504	3,494
0.883% due 01/15/2038	33,296	33,054
0.954% due 07/15/2034	86	86
1.054% due 02/15/2018 - 07/15/2036	559	560
1.104% due 01/15/2022 - 06/15/2031	79	79
1.154% due 12/15/2031 - 09/15/2041	2,234	2,235
1.184% due 11/15/2036	49	49
1.204% due 07/15/2039 - 02/15/2041	3,459	3,456
1.254% due 06/15/2031	208	209
1.279% due 08/25/2019 (a)	180,085	5,478
1.304% due 06/15/2031 - 12/15/2037	525	528
1.404% due 03/15/2032	155	157
1.454% due 03/15/2023	3	3
1.704% due 11/15/2033 - 10/15/2049	214	219
1.741% due 10/25/2044 - 02/25/2045	4,620	4,725
1.983% due 01/15/2038 (a)	33,296	1,962
2.125% due 08/01/2017	4	4
2.677% due 04/01/2025	4	5
2.688% due 02/01/2023	1	1
2.728% due 05/01/2034	30	32
2.838% due 07/01/2033	30	31
2.841% due 08/01/2035	16	17
2.971% due 08/01/2035	105	111
2.977% due 09/01/2035	218	234
3.105% due 08/01/2034	36	38
3.126% due 12/01/2035	24	25
3.199% due 10/01/2033	17	18
3.310% due 11/01/2035	30	31
5.000% due 08/15/2035	2,288	2,512
5.500% due 08/15/2030	2	2
6.500% due 07/25/2043	215	247
Ginnie Mae
1.080% due 04/20/2062	15,719	15,677
1.107% due 02/16/2032 - 03/16/2032	169	169
1.207% due 02/16/2030	34	34
1.210% due 11/20/2065	8,916	8,825
1.230% due 02/20/2062	34,733	34,812
1.300% due 10/20/2066	3,403	3,389
1.307% due 02/16/2030	34	34
1.330% due 01/20/2066 - 06/20/2066	43,603	43,427
1.380% due 04/20/2066	4,870	4,863
1.530% due 03/20/2066	24,930	25,096
1.589% due 11/20/2066	8,709	8,716
1.689% due 03/20/2031	221	226
1.707% due 08/16/2039	457	468
2.000% due 12/20/2021 - 12/20/2033	1,236	1,276
2.125% due 07/20/2022 - 05/20/2032	1,918	1,991
2.500% due 10/20/2017 - 01/20/2022	19	19
4.000% due 02/20/2019	3	3
NCUA Guaranteed Notes
0.999% due 12/07/2020	3,872	3,868
1.212% due 12/08/2020	3,240	3,256
Small Business Administration
4.340% due 03/01/2024	80	84
5.370% due 04/01/2028	135	147
5.490% due 03/01/2028	93	102

Total U.S. Government Agencies (Cost $255,499)		255,424

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 (j)(l)(n)	190,730	192,511
0.125% due 04/15/2020 (j)	236,679	239,194

Total U.S. Treasury Obligations (Cost $427,235)		431,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
3.121% due 02/25/2035	2,562	2,543
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	2,040	1,502
0.946% due 09/25/2046 ^	835	636
American Home Mortgage Investment Trust
2.778% due 09/25/2045	329	326
3.082% due 10/25/2034	315	315
3.293% due 02/25/2045	36	36
BAMLL Commercial Mortgage Securities Trust
1.504% due 06/15/2028	2,800	2,800
1.924% due 01/15/2028	3,000	3,005
2.104% due 12/15/2031	4,860	4,880
Banc of America Funding Trust
3.061% due 02/20/2036	1,631	1,618
3.211% due 01/20/2047 ^	134	114
Banc of America Mortgage Trust
2.903% due 02/25/2036 ^	93	87
3.267% due 08/25/2033	3,002	2,988
3.547% due 07/20/2032	21	22
6.500% due 09/25/2033	109	106
Banc of America Re-REMIC Trust
5.743% due 02/17/2051	106	106
Bancorp Commercial Mortgage Trust
2.134% due 11/15/2033	3,400	3,403
BCAP LLC Trust
0.744% due 03/26/2037	154	153
2.982% due 11/26/2035	771	768
3.005% due 10/26/2035	18	18
3.242% due 09/26/2035	1,542	1,525
4.341% due 07/26/2037	287	287
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	26	26
2.752% due 11/25/2030	46	44
2.920% due 03/25/2035	1,468	1,478
3.044% due 08/25/2033	1,814	1,811
3.051% due 11/25/2034	642	631
3.064% due 07/25/2033	4,951	4,873
3.108% due 10/25/2035	6	6
3.128% due 03/25/2035	96	97
3.162% due 11/25/2034	7,982	6,654
3.183% due 05/25/2047 ^	1,458	1,327
3.258% due 01/25/2035	95	93
3.351% due 01/25/2034	241	242
3.526% due 01/25/2034	65	66
Bear Stearns ALT-A Trust
0.916% due 02/25/2034	793	729
1.456% due 09/25/2034	2,614	2,573
2.988% due 01/25/2036 ^	1,972	1,702
2.993% due 05/25/2035	241	237
3.130% due 11/25/2036	2,912	2,286
3.149% due 09/25/2035	3,154	2,718
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	1,066	1,066
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	7,469	5,887
3.107% due 12/26/2046	4,049	3,140
BLCP Hotel Trust
1.654% due 08/15/2029	3,361	3,359
CDGJ Commercial Mortgage Trust
2.104% due 12/15/2027	16,781	16,846
Chase Mortgage Finance Trust
2.828% due 03/25/2037 ^	463	428
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.006% due 08/25/2035	251	226
Citigroup Commercial Mortgage Trust
1.280% due 07/15/2027	9,345	9,427
5.711% due 12/10/2049	8,470	8,544
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037	329	249
2.410% due 09/25/2035	48	46
2.870% due 10/25/2035 ^	176	176
2.874% due 03/25/2034	75	75

3.040% due 05/25/2035		398	392
3.041% due 08/25/2035		1,223	1,205
3.043% due 07/25/2046 ^		338	290
3.395% due 09/25/2037 ^		2,763	2,367
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		6,994	6,989
COBALT Commercial Mortgage Trust
5.761% due 05/15/2046		7,493	7,558
COLT Funding LLC
3.000% due 05/25/2046		886	895
Commercial Mortgage Trust
5.812% due 12/10/2049		1,622	1,635
Countrywide Alternative Loan Trust
0.916% due 02/25/2047		170	144
0.919% due 02/20/2047 ^		4,143	2,906
0.934% due 12/20/2046 ^		2,897	2,110
0.936% due 05/25/2047		2,838	2,418
0.946% due 09/25/2046 ^		1,171	906
0.949% due 07/20/2046 ^		1,601	877
0.966% due 07/25/2046		271	228
1.567% due 12/25/2035		580	531
1.567% due 02/25/2036		367	326
3.102% due 02/25/2037 ^		1,464	1,272
6.000% due 04/25/2037 ^		168	114
6.250% due 12/25/2033		356	366
Countrywide Commercial Mortgage Trust
6.095% due 11/12/2043		11,442	11,568
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035		33	28
1.216% due 05/25/2035		249	207
1.396% due 03/25/2035		339	269
2.500% due 07/19/2031		4	3
3.130% due 09/25/2047 ^		260	241
3.366% due 11/19/2033		142	139
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035		3,138	2,800
5.262% due 01/25/2034		12	12
Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		3,300	3,347
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		43	40
2.934% due 11/25/2033		1,382	1,367
3.222% due 11/25/2034		463	478
Credit Suisse Mortgage Capital Certificates
2.768% due 07/27/2037		47	47
3.083% due 09/27/2036		40	40
Deco UK PLC
0.565% due 01/27/2020	GBP	2,703	3,319
Eurosail PLC
0.677% due 06/13/2045		935	1,146
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035		$478	415
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030		180	178
First Republic Mortgage Loan Trust
1.004% due 08/15/2032		2,079	1,920
1.054% due 11/15/2031		184	178
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		854	855
GMAC Mortgage Corp. Loan Trust
3.699% due 08/19/2034		1,930	1,921
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		382	330
1.196% due 06/25/2045		294	258
1.216% due 06/25/2045		143	126
GS Mortgage Securities Trust
5.793% due 08/10/2045		11,440	11,525
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		175	194
GSR Mortgage Loan Trust
3.010% due 09/25/2035		2,300	2,389
3.092% due 04/25/2036		377	348
3.289% due 01/25/2036 ^		520	487
HarborView Mortgage Loan Trust
0.866% due 03/19/2037		903	769
0.916% due 07/19/2046 ^		2,067	1,193
0.976% due 03/19/2036		3,605	2,645
1.176% due 05/19/2035		1,314	1,108
2.965% due 04/19/2034		24	24
3.224% due 08/19/2036 ^		107	97
Hudson’s Bay Simon JV Trust
2.215% due 08/05/2034		10,000	10,021
Impac CMB Trust
1.656% due 10/25/2033		14	13
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032		1	1
2.203% due 01/25/2032		3	3

IndyMac Mortgage Loan Trust
0.936% due 07/25/2047	834	567
0.946% due 09/25/2046	1,329	1,101
0.956% due 06/25/2046	697	526
0.966% due 05/25/2046	218	181
0.996% due 07/25/2035	195	171
3.004% due 12/25/2034	35	33
JPMorgan Chase Commercial Mortgage Securities Trust
2.204% due 10/15/2034	8,600	8,611
5.420% due 01/15/2049	2,087	2,087
5.431% due 06/12/2047	1,688	1,687
5.440% due 06/12/2047	2,502	2,500
5.500% due 10/12/2037	98	98
5.713% due 02/12/2049	14,920	15,014
5.794% due 02/12/2051	5,056	5,134
5.882% due 02/15/2051	2,599	2,634
JPMorgan Mortgage Trust
2.973% due 04/25/2035	3,436	3,218
LB Commercial Mortgage Trust
6.410% due 06/15/2031	595	611
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	532	533
LMREC, Inc.
2.286% due 11/24/2031	16,300	16,285
Luminent Mortgage Trust
0.754% due 12/25/2036	918	790
0.764% due 12/25/2036 ^	314	262
0.956% due 10/25/2046	284	245
MASTR Adjustable Rate Mortgages Trust
0.966% due 04/25/2046	617	445
3.043% due 11/21/2034	1,216	1,245
MASTR Alternative Loan Trust
5.000% due 04/25/2019	55	55
6.000% due 08/25/2033	1,066	1,125
MASTR Asset Securitization Trust
5.500% due 09/25/2033	83	87
MASTR Seasoned Securitization Trust
6.209% due 09/25/2017	2	2
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	1,077	1,009
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	1,040	997
1.564% due 08/15/2032	61	58
2.610% due 10/20/2029	645	644
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	4,760	4,459
1.006% due 11/25/2035	1,339	1,250
1.617% due 10/25/2035	2,191	2,087
2.543% due 10/25/2035	1,318	1,314
2.793% due 12/25/2032	7	7
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^	437	371
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.733% due 06/12/2050	6,696	6,739
6.852% due 08/12/2049	5,809	5,880
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	3,500	3,535
Morgan Stanley Capital Trust
1.845% due 08/14/2031	2,868	2,860
5.665% due 04/15/2049	18,217	18,348
5.775% due 04/12/2049	14,526	14,525
5.809% due 12/12/2049	12,470	12,655
Morgan Stanley Mortgage Loan Trust
0.976% due 02/25/2047	970	426
2.862% due 06/25/2036	111	108
Morgan Stanley Re-REMIC Trust
5.793% due 08/15/2045	1,904	1,909
MortgageIT Trust
1.496% due 12/25/2034	897	879
Nomura Resecuritization Trust
1.188% due 12/26/2036	6,020	5,952
RAIT Trust
1.980% due 11/13/2031	1,350	1,352
RBS Acceptance, Inc.
3.595% due 06/25/2024	2	2
RBSSP Resecuritization Trust
0.848% due 08/26/2045	7,279	6,851
1.084% due 10/26/2036	2,752	2,699
1.092% due 09/26/2036	2,288	2,238
2.812% due 10/25/2035	13,306	13,456
2.850% due 10/26/2036	1,792	1,807
Residential Accredit Loans, Inc. Trust
0.966% due 04/25/2046	209	96
1.006% due 08/25/2037	494	387
1.056% due 01/25/2035	268	258
1.056% due 08/25/2035	944	749
1.927% due 09/25/2045	585	508

Residential Asset Securitization Trust
3.139% due 12/25/2034	2,754	2,688
5.750% due 02/25/2036 ^	143	113
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	25	26
RFTI Issuer Ltd.
2.454% due 08/15/2030	18,537	18,519
Sequoia Mortgage Trust
1.499% due 10/20/2027	361	342
2.871% due 01/20/2047 ^	241	195
3.018% due 04/20/2035	255	264
Structured Adjustable Rate Mortgage Loan Trust
1.974% due 01/25/2035	65	51
3.081% due 08/25/2035	608	562
3.093% due 02/25/2034	91	92
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037	951	715
0.946% due 07/25/2046 ^	2,386	1,989
0.976% due 05/25/2036	6,042	4,684
0.976% due 05/25/2046	1,055	572
0.986% due 07/19/2035	3,641	3,534
0.986% due 05/25/2045	434	383
1.036% due 02/25/2036 ^	30	25
1.316% due 07/19/2034	17	17
1.396% due 09/19/2032	26	25
1.436% due 03/19/2034	304	295
1.436% due 04/19/2035	1,158	1,111
Structured Asset Securities Corp.
5.050% due 02/25/2034	12	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	96	94
3.156% due 07/25/2032	62	58
8.042% due 01/25/2032	5	5
Thornburg Mortgage Securities Trust
2.632% due 04/25/2045	181	182
Wachovia Bank Commercial Mortgage Trust
0.882% due 06/15/2049	1,650	1,639
0.917% due 04/15/2047	52,300	52,131
5.707% due 06/15/2049	5,951	5,988
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045	121	114
1.026% due 12/25/2045	200	191
1.046% due 10/25/2045	1,314	1,266
1.066% due 01/25/2045	163	157
1.267% due 02/25/2047 ^	595	484
1.297% due 01/25/2047	421	382
1.307% due 01/25/2047 ^	873	687
1.327% due 04/25/2047	1,312	1,186
1.351% due 12/25/2046	1,773	1,507
1.361% due 12/25/2046 ^	871	682
1.567% due 02/25/2046	2,255	2,081
1.567% due 08/25/2046	11,591	9,956
1.767% due 11/25/2042	308	286
1.848% due 02/27/2034	55	54
1.848% due 01/25/2047	231	217
1.933% due 08/25/2042	424	406
1.967% due 06/25/2042	397	384
2.098% due 07/25/2046	242	225
2.098% due 08/25/2046	5,884	5,427
2.098% due 09/25/2046	411	395
2.098% due 11/25/2046	159	144
2.101% due 12/25/2046	774	720
2.137% due 01/25/2037 ^	494	424
2.361% due 04/25/2037 ^	337	294
2.498% due 03/25/2033	64	64
2.520% due 02/25/2037 ^	780	707
2.523% due 05/25/2037 ^	656	526
2.598% due 02/25/2037 ^	920	832
2.658% due 12/25/2036 ^	311	271
2.756% due 02/25/2037 ^	1,830	1,639
2.783% due 09/25/2033	1,622	1,636
2.800% due 06/25/2034	1,634	1,643
2.837% due 09/25/2036 ^	557	517
2.845% due 09/25/2033	572	562
Washington Mutual Mortgage Pass-Through Certificates Trust
1.537% due 05/25/2046	504	403
2.746% due 02/25/2033	33	32
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036	131	131
3.010% due 06/25/2035	1,624	1,678
3.034% due 12/25/2034	958	967
3.039% due 09/25/2034	139	141
3.080% due 07/25/2036 ^	521	514
Wells Fargo-RBS Commercial Mortgage Trust
1.907% due 06/15/2045	15,000	15,288

Total Non-Agency Mortgage-Backed Securities (Cost $542,471)		533,071

ASSET-BACKED SECURITIES 10.9%
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036		20	11
AmeriCredit Automobile Receivables Trust
1.399% due 04/08/2019		922	923
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		63	60
1.456% due 10/25/2031		292	275
1.456% due 08/25/2032		303	280
Amresco Residential Securities Corp. Mortgage Loan Trust
1.696% due 06/25/2029		99	94
ARES CLO Ltd.
2.313% due 12/05/2025		10,900	10,900
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.806% due 12/25/2033		199	182
Asset-Backed Funding Certificates Trust
1.456% due 06/25/2034		582	555
Asset-Backed Securities Corp. Home Equity Loan Trust
0.836% due 05/25/2037		29	20
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		9,000	9,008
Babson CLO Ltd.
2.146% due 05/15/2023		9,616	9,629
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		1,161	1,159
Bear Stearns Asset-Backed Securities Trust
1.416% due 10/25/2032		338	332
1.556% due 10/27/2032		82	77
1.756% due 10/25/2037		1,874	1,767
1.756% due 11/25/2042		25	23
BlueMountain CLO Ltd.
2.065% due 04/13/2027		18,200	18,212
Bravo Mortgage Asset Trust
0.996% due 07/25/2036		722	706
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	1,917	2,016
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		$18,906	18,929
2.336% due 07/27/2026		64,200	64,252
Carlyle High Yield Partners Ltd.
1.093% due 04/19/2022		5,880	5,881
1.103% due 04/19/2022		693	693
Cavalry CLO Ltd.
2.230% due 01/17/2024		4,100	4,102
2.250% due 01/16/2024		29,441	29,466
CELF Loan Partners PLC
0.068% due 11/01/2023	EUR	103	108
0.151% due 05/03/2023		1,000	1,045
CELF Low Levered Partners PLC
0.027% due 03/04/2024		1,902	1,994
Cent CLO Ltd.
2.217% due 10/29/2025		$1,050	1,051
Chase Funding Trust
1.396% due 08/25/2032		26	24
CIFC Funding Ltd.
2.177% due 08/14/2024		41,249	41,266
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033		36	35
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		366	252
1.106% due 01/25/2036		1,004	1,006
COA Summit CLO Ltd.
2.231% due 04/20/2023		4,373	4,377
Colony American Finance Ltd.
2.544% due 06/15/2048		17,884	17,529
Colony Starwood Homes Trust
2.236% due 07/17/2033		35,738	36,259
ContiMortgage Home Equity Loan Trust
1.044% due 03/15/2027		1	1
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	7,199	7,563
0.049% due 01/30/2024		2,714	2,860
0.815% due 01/30/2024	GBP	1,648	2,031
0.844% due 07/25/2024		2,456	2,989
0.870% due 07/08/2027	EUR	16,000	16,842
Countrywide Asset-Backed Certificates
0.996% due 12/25/2031 ^		$35	27
1.444% due 05/25/2033		7	7
1.496% due 05/25/2032		218	210

Countrywide Asset-Backed Certificates Trust
1.296% due 12/25/2034		8,778	8,383
Countrywide Home Equity Loan Trust
0.844% due 01/15/2037		28	25
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032		2	2
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		406	251
0.816% due 11/25/2036		55	32
Dell Equipment Finance Trust
1.420% due 12/22/2017		6,480	6,483
Delta Funding Home Equity Loan Trust
1.524% due 09/15/2029		28	26
Denali Capital CLO Ltd.
1.112% due 01/22/2022		6,721	6,675
Drug Royalty LP
3.730% due 07/15/2023		7,248	7,301
Dryden Euro CLO
0.763% due 12/09/2025	EUR	7,138	7,514
Dryden Senior Loan Fund
2.006% due 08/15/2025		$3,600	3,592
2.050% due 01/15/2022		17,553	17,553
Duchess CLO BV
0.019% due 02/28/2023	EUR	841	885
Eagle Ltd.
2.570% due 12/15/2039		$2,350	2,335
Eastland CLO Ltd.
1.116% due 05/01/2022		976	974
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	569	598
0.698% due 02/22/2027	GBP	216	261
1.156% due 02/22/2027		$3,647	3,623
1.216% due 02/22/2027		5,187	5,157
Educational Services of America, Inc.
1.486% due 04/25/2039		5,083	4,907
EMC Mortgage Loan Trust
1.324% due 05/25/2040		38	35
Equity One Mortgage Pass-Through Trust
1.316% due 11/25/2032		178	171
1.356% due 04/25/2034		562	476
Evergreen Credit Card Trust
1.424% due 04/15/2020		41,800	41,998
First NLC Trust
0.826% due 08/25/2037		522	293
Fortress Credit BSL Ltd.
2.058% due 01/19/2025		3,400	3,402
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		21,909	21,924
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		13,132	13,137
Gallatin CLO Ltd.
2.150% due 07/15/2023		19,598	19,603
GCAT LLC
3.750% due 07/25/2020		1,434	1,436
4.250% due 10/25/2019		5,338	5,377
4.500% due 03/25/2021		2,502	2,515
GreenPoint Home Equity Loan Trust
0.718% due 01/15/2030		22	21
GSAMP Trust
0.826% due 12/25/2036		388	209
Harbourmaster CLO BV
0.681% due 05/08/2023	GBP	3,900	4,817
1.162% due 05/08/2023		$4,353	4,349
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		5,693	5,710
Home Equity Asset Trust
1.676% due 02/25/2033		1	1
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036		121	48
Jubilee CDO BV
0.023% due 07/30/2024	EUR	2,690	2,837
0.049% due 08/21/2021		230	242
KVK CLO Ltd.
2.250% due 07/15/2023		$5,211	5,218
Laurelin BV
0.109% due 07/15/2023	EUR	1,100	1,155
LCM LP
1.581% due 04/15/2022		$17,571	17,592
2.138% due 10/19/2022		37,265	37,258
Lehman ABS Mortgage Loan Trust
0.846% due 06/25/2037		426	264
Lehman XS Trust
0.906% due 04/25/2037 ^		823	648
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		16,600	16,620

Long Beach Mortgage Loan Trust
1.316% due 10/25/2034		359	338
1.456% due 03/25/2032		24	24
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)		27,650	27,647
Madison Park Funding Ltd.
1.160% due 02/26/2021		628	627
1.545% due 04/22/2022		24,798	24,803
2.074% due 04/20/2026		9,200	9,207
2.196% due 08/15/2022		33,352	33,407
Malin CLO BV
0.000% due 05/07/2023	EUR	1,238	1,304
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		$1,496	1,481
MASTR Asset-Backed Securities Trust
0.806% due 11/25/2036		69	32
0.806% due 01/25/2037		331	129
Merrill Lynch Mortgage Investors Trust
0.836% due 09/25/2037		6	2
0.876% due 02/25/2037		355	168
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037		252	163
0.856% due 09/25/2036		23	11
1.556% due 07/25/2037		47	47
Morgan Stanley Investment Management Mezzano BV
0.539% due 05/15/2024	EUR	220	232
Morgan Stanley IXIS Real Estate Capital Trust
0.806% due 11/25/2036		$11	5
Navient Private Education Loan Trust
1.204% due 12/15/2021		968	968
Navient Student Loan Trust
1.906% due 03/25/2066		34,581	34,976
2.006% due 06/25/2065		31,698	32,210
Nelnet Student Loan Trust
1.556% due 09/25/2065		6,696	6,702
Neptuno CLO BV
0.010% due 05/24/2023	EUR	382	402
Neuberger Berman CLO Ltd.
2.020% due 04/28/2025		$5,400	5,407
2.182% due 07/25/2023		24,676	24,711
New Century Home Equity Loan Trust
0.936% due 05/25/2036		498	418
NewMark Capital Funding CLO Ltd.
2.438% due 06/30/2026		8,400	8,387
Northstar Education Finance, Inc.
1.456% due 12/26/2031		10,477	10,250
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		23,931	23,960
OneMain Financial Issuance Trust
2.430% due 06/18/2024		4,063	4,064
2.570% due 07/18/2025		48,900	48,959
Option One Mortgage Loan Trust
1.296% due 08/25/2032		124	117
1.416% due 05/25/2035		2,054	1,992
Palmer Square CLO Ltd.
2.280% due 10/17/2025		2,700	2,695
Palmer Square Loan Funding Ltd.
2.231% due 06/21/2024		26,269	26,327
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		897	888
PDM CLO BV
0.561% due 02/14/2023	EUR	1,074	1,128
Pinnacle Park CLO Ltd.
2.211% due 04/15/2026 (b)		$17,900	17,900
Progress Residential Trust
1.940% due 01/17/2034		6,700	6,723
2.236% due 09/17/2033		14,965	15,114
Race Point CLO Ltd.
1.637% due 12/15/2022		21,871	21,891
Renaissance Home Equity Loan Trust
1.116% due 11/25/2034		182	162
1.256% due 12/25/2033		277	260
1.464% due 08/25/2033		457	427
Residential Asset Mortgage Products Trust
1.316% due 06/25/2032		5	5
Residential Asset Securities Corp. Trust
1.256% due 07/25/2032 ^		66	60
RMAT LLC
4.090% due 07/27/2020		3,627	3,643
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,279
Shackleton CLO Ltd.
2.092% due 08/12/2023		6,900	6,905
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024		212	211

SLM Private Education Loan Trust
1.454% due 10/16/2023		37	37
SLM Student Loan Trust
0.962% due 07/25/2019		522	521
1.456% due 01/25/2029		7,649	7,510
2.382% due 04/25/2023		8,326	8,344
SMB Private Education Loan Trust
2.154% due 02/17/2032		6,700	6,869
2.340% due 09/15/2034		1,500	1,475
SoFi Professional Loan Program LLC
3.020% due 02/25/2040		2,500	2,499
Specialty Underwriting & Residential Finance Trust
1.436% due 01/25/2034		173	154
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		6,251	6,230
Stone Tower CLO Ltd.
1.110% due 04/17/2021		7	7
Stoney Lane Funding Corp.
1.120% due 04/18/2022		1,162	1,155
Structured Asset Investment Loan Trust
1.446% due 06/25/2035		2,909	2,868
1.731% due 10/25/2033		62	61
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035		1,078	1,023
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		4,185	4,178
Symphony CLO LP
1.976% due 01/09/2023		18,225	18,209
Telos CLO Ltd.
2.530% due 04/17/2025		11,292	11,310
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		3,515	3,509
3.598% due 10/27/2036		11,302	11,289
Venture CDO Ltd.
1.102% due 07/22/2021		782	776
1.162% due 07/22/2021		4,472	4,456
Venture CLO Ltd.
1.609% due 11/14/2022		16,100	16,072
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		1,046	1,048
4.250% due 03/26/2046		5,972	6,033
Vibrant CLO Ltd.
2.220% due 07/17/2024		6,506	6,521
VOLT LLC
3.250% due 02/25/2055		5,908	5,907
3.500% due 07/25/2046		1,905	1,903
3.500% due 09/25/2046		2,417	2,417
4.000% due 05/25/2046		2,174	2,183
4.125% due 10/25/2045		2,797	2,821
4.250% due 02/26/2046		6,599	6,686
4.250% due 03/26/2046		7,434	7,504
4.375% due 11/27/2045		1,510	1,525
Voya CLO Ltd.
2.180% due 10/15/2022		34,750	34,772
2.200% due 10/15/2022		40,700	40,749
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036		67	31
Westwood CDO Ltd.
1.102% due 04/25/2022		405	405
Wood Street CLO BV
0.163% due 11/22/2021	EUR	1,041	1,097

Total Asset-Backed Securities (Cost $1,251,773)			1,248,883

SOVEREIGN ISSUES 8.2%
Banks’ Shareholdings Purchase Corp.
0.100% due 01/20/2017	JPY	2,600,000	22,246
Chiba Prefecture
0.220% due 08/25/2017		600,000	5,143
0.350% due 02/24/2017		204,700	1,752
City of Chiba
1.870% due 10/26/2017		315,660	2,744
City of Fukuoka Japan
1.870% due 10/24/2017		420,000	3,650
City of Kawasaki Japan
0.270% due 03/17/2017		500,000	4,281
City of Kobe Japan
1.930% due 02/27/2017		100,000	858
City of Kyoto
0.236% due 07/27/2017		250,000	2,143
0.262% due 09/28/2017		250,000	2,144
City of Nagoya Japan
1.740% due 09/20/2017		332,800	2,885
City of Osaka Japan
0.265% due 11/20/2017		330,000	2,832

0.302% due 09/19/2017		300,000	2,574
1.730% due 11/20/2017		125,480	1,091
1.740% due 12/19/2017		540,000	4,701
1.820% due 09/20/2017		1,500,000	13,010
City of Sapporo Japan
0.200% due 12/20/2017		330,000	2,831
1.770% due 09/20/2017		200,000	1,734
Czech Republic Government International Bond
4.000% due 04/11/2017	CZK	547,000	21,624
Deposit Insurance Corp. of Japan
0.200% due 10/20/2017	JPY	1,200,000	10,291
Development Bank of Japan, Inc.
0.136% due 09/20/2017		700,000	5,997
0.460% due 03/17/2017		600,000	5,139
1.130% due 01/28/2020		$42,050	41,627
1.736% due 04/27/2017		10,000	10,015
2.125% due 01/30/2019		1,250	1,253
Export-Import Bank of Korea
1.311% due 05/21/2018		26,000	25,907
1.527% due 08/14/2017		1,500	1,499
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		3,740	3,766
Fukuoka Prefecture
0.180% due 07/27/2017	JPY	400,000	3,427
0.190% due 11/27/2017		800,000	6,861
1.720% due 09/20/2017		300,000	2,600
Gunma Prefecture
0.241% due 11/24/2017		530,000	4,547
Hokkaido Prefecture
0.250% due 09/25/2017		100,000	858
1.700% due 11/30/2017		210,000	1,826
1.800% due 09/25/2017		900,000	7,806
1.960% due 08/31/2017		300,000	2,602
1.980% due 06/29/2017		400,000	3,457
Japan Bank for International Cooperation
1.770% due 03/17/2017		1,200,000	10,306
Japan Expressway Holding and Debt Repayment Agency
1.560% due 12/20/2017		100,000	869
1.700% due 09/28/2017		1,111,000	9,630
1.700% due 11/30/2017		400,000	3,478
1.800% due 02/28/2017		2,700,000	23,167
1.900% due 07/31/2017		300,000	2,596
1.900% due 08/31/2017		1,790,000	15,515
Japan Finance Corp.
0.100% due 05/25/2017		100,000	856
0.100% due 11/02/2017		2,000,000	17,133
0.368% due 05/10/2017		1,000,000	8,569
Japan Finance Organization for Municipalities
0.230% due 10/27/2017		1,700,000	14,579
1.375% due 02/05/2018		$9,000	8,957
1.500% due 09/12/2017		1,900	1,898
1.566% due 05/22/2017		42,000	42,035
1.700% due 05/22/2017	JPY	100,000	862
1.700% due 11/17/2017		431,000	3,745
1.770% due 12/20/2017		400,000	3,482
1.780% due 03/24/2017		8,400,000	72,166
1.800% due 01/25/2017		1,000,000	8,567
1.900% due 06/20/2017		200,000	1,727
2.500% due 09/12/2018		$35,844	36,260
Japan Student Services Organization
0.100% due 11/20/2017	JPY	200,000	1,713
Kanagawa Prefecture
1.590% due 12/20/2017		300,000	2,608
1.930% due 06/20/2017		140,000	1,209
Korea Development Bank
1.507% due 01/23/2017		$16,900	16,899
3.500% due 08/22/2017		10,259	10,369
3.875% due 05/04/2017		27,981	28,185
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		40,428	40,551
Korea Hydro & Nuclear Power Co. Ltd.
1.696% due 05/22/2017		46,400	46,384
2.875% due 10/02/2018		2,410	2,451
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,723
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		300	304
3.125% due 05/10/2017		8,684	8,719
Kyoto Prefecture
1.810% due 09/26/2017	JPY	500,000	4,338
Major Joint Local Government Bond
1.700% due 09/25/2017		390,000	3,381
1.720% due 11/24/2017		3,055,300	26,562
1.800% due 02/24/2017		800,000	6,864
1.800% due 08/25/2017		300,000	2,598
1.850% due 10/25/2017		1,668,400	14,499
1.900% due 06/23/2017		320,000	2,764
1.900% due 07/25/2017		400,000	3,460

Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017		7,930,000	67,911
0.151% due 11/17/2017		400,000	3,429
Okayama Prefecture
1.720% due 11/30/2017		300,000	2,609
Osaka Prefecture
0.057% due 01/27/2017		200,000	1,711
0.063% due 04/28/2017		600,000	5,136
0.220% due 10/30/2017		150,000	1,286
0.310% due 04/26/2017		200,000	1,713
1.730% due 11/29/2017		534,000	4,644
1.790% due 05/30/2017		552,220	4,761
1.830% due 09/27/2017		466,000	4,043
1.840% due 10/30/2017		200,000	1,738
1.900% due 01/30/2017		1,000,000	8,569
1.930% due 06/28/2017		144,000	1,244
Promotion & Mutual Aid Corp. for Private Schools of Japan
1.700% due 09/25/2017		400,000	3,466
Saitama Prefecture
0.270% due 06/27/2017		200,000	1,714
1.810% due 11/29/2017		145,000	1,262
1.850% due 02/27/2017		600,000	5,149
Saudi Government International Bond
2.375% due 10/26/2021		$36,400	35,376
Shizuoka Prefecture
0.220% due 08/21/2017	JPY	400,000	3,428
1.810% due 11/28/2017		400,000	3,481
Tokushima Prefecture
1.780% due 03/31/2017 (h)		500,000	4,296
Tokyo Metropolitan Government
0.120% due 03/17/2017		190,000	1,626
0.350% due 03/17/2017		500,000	4,282
1.700% due 03/17/2017		1,000,000	8,588
1.730% due 09/20/2017		130,000	1,127
1.770% due 03/17/2017		400,000	3,436
Welfare and Medical Service Agency
0.152% due 06/20/2017		400,000	3,426
Yamanashi Prefecture
1.860% due 10/30/2017		200,000	1,739

Total Sovereign Issues (Cost $990,234)			940,889

SHORT-TERM INSTRUMENTS 9.7%
CERTIFICATES OF DEPOSIT 2.9%
Barclays Bank PLC
1.745% due 11/06/2017		$10,100	10,109
1.751% due 09/08/2017		121,000	121,192
Credit Suisse AG
1.753% due 09/12/2017		26,000	26,036
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		5,900	5,911
Mizuho Bank Ltd.
1.653% due 12/12/2017		123,900	123,957
Natixis S.A.
1.688% due 09/25/2017		12,500	12,543
Norinchukin Bank
1.589% due 10/11/2017		8,500	8,520
1.589% due 10/12/2017		11,000	11,026
Sumitomo Mitsui Trust Bank Ltd.
1.723% due 09/18/2017		9,900	9,919

			329,213

COMMERCIAL PAPER 3.7%
Autonation, Inc.
1.319% due 01/09/2017		3,000	2,999
1.320% due 01/04/2017		22,000	21,997
Electricite de France S.A.
1.557% due 01/09/2017		135,000	134,973
Enbridge Energy Partners LP
1.370% due 01/06/2017		15,000	14,997
Energy Transfer Partners LP
1.644% due 01/05/2017		44,200	44,192
Engie
1.565% due 10/20/2017		4,200	4,151
Export-Import Bank of Korea
1.358% due 05/22/2017		100,000	99,536
Ford Motor Credit Co.
1.701% due 11/02/2017		3,000	2,952
HP, Inc.
1.157% due 01/13/2017		44,400	44,392

NiSource Finance Corp.
1.270% due 01/23/2017		10,000	9,994
Plains All American Pipeline
1.575% due 01/03/2017		4,200	4,200
1.608% due 02/01/2017		26,900	26,876
Wyndham Worldwide
1.167% due 01/05/2017		5,000	4,999
1.269% due 01/05/2017		2,660	2,660
1.371% due 01/13/2017		10,100	10,096

			429,014

REPURCHASE AGREEMENTS (i) 0.0%			3,899

SHORT-TERM NOTES 1.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		31,165	31,342
2.738% due 10/05/2017		41,450	41,847
Holmes Master Issuer PLC
1.304% due 04/15/2017		65,700	65,752
Kraft Heinz Foods Co.
1.600% due 06/30/2017		6,800	6,799

			145,740

JAPAN TREASURY BILLS 0.1%
(0.300)% due 01/23/2017 (d)(e)	JPY	1,700,000	14,547

MEXICO TREASURY BILLS 1.3%
5.688% due 01/05/2017 - 01/26/2017 (c)(d)	MXN	3,139,000	151,102

U.S. TREASURY BILLS 0.4%
0.438% due 02/02/2017 - 03/16/2017 (c)(d)(l)(n)		$41,307	41,281

Total Short-Term Instruments (Cost $1,118,824)			1,114,796

Total Investments in Securities (Cost $11,888,165)			11,839,197

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		10,717,173	105,939

Total Short-Term Instruments (Cost $105,939)			105,939

Total Investments in Affiliates (Cost $105,939)			105,939

Total Investments 104.0% (Cost $11,994,104)			$11,945,136
Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $(3,342))			66,686
Other Assets and Liabilities, net (4.6)%			(520,903)

Net Assets 100.0%			$11,490,919

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Tokushima Prefecture	1.780%	03/31/2017	10/19/2016	$4,857	$4,296	0.04%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$3,899	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(3,978)	$3,899	$3,899

Total Repurchase Agreements						$(3,978)	$3,899	$3,899

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	TBD	(4)		$(556)	$(556)
FOB	1.000	11/18/2016	01/18/2017			(23,230)	(23,260)
	1.050	12/15/2016	01/13/2017			(24,077)	(24,090)
	1.100	12/19/2016	01/19/2017			(22,152)	(22,162)
IND	0.760	12/22/2016	01/12/2017			(32,435)	(32,443)
JML	(0.500)	11/14/2016	11/14/2017			(1,122)	(1,121)
	0.000	11/14/2016	11/14/2017		GBP	(510)	(627)
NOM	0.850	12/19/2016	01/18/2017			$(98,088)	(98,122)
RDR	0.750	12/20/2016	01/11/2017			(280,458)	(280,540)
	1.170	12/23/2016	01/05/2017			(48,541)	(48,559)

Total Reverse Repurchase Agreements							$(531,480)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,419,705) at a weighted average interest rate of 0.726%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $542,202 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2018	17,046	$21,832	$0	$(1,065)
90-Day Eurodollar June Futures	Short	06/2019	2,439	5,273	0	(183)
90-Day Eurodollar March Futures	Short	03/2017	7,032	(533)	0	(88)
90-Day Eurodollar March Futures	Short	03/2018	6,444	1,776	0	(242)
90-Day Eurodollar March Futures	Short	03/2019	1,643	3,716	0	(123)
Australia Government 3-Year Note March Futures	Long	03/2017	5,868	(752)	1,177	0
Australia Government 10-Year Bond March Futures	Long	03/2017	1,165	534	756	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	4,185	667	0	(262)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	2,045	678	0	(335)

Total Futures Contracts				$33,191	$1,933	$(2,298)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
Exelon Generation Co. LLC	1.000%	12/20/2021	1.852%	$	4,900	$(189)	$14	$4	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$469,700	$(29,970)	$(6,964)	$0	$(576)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.350%	12/28/2018		$1,343,100	$(2,835)	$(2,230)	$122	$0
Pay *	3-Month USD-LIBOR	0.000	06/21/2020		10,266,000	(1,280)	(1,325)	440	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	9,629,000	(33,671)	(16,227)	1,297	0

						$(37,786)	$(19,782)	$1,859	$0

Total Swap Agreements						$(67,945)	$(26,732)	$1,863	$(576)

*	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $55,267 and cash of $20,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	JPY	1,100,000		$10,643	$1,223	$0
	01/2017		$184,714	EUR	177,610	2,275	0
	01/2017		12,065	JPY	1,355,300	0	(468)
	02/2017	EUR	177,610		$184,972	0	(2,266)
	02/2017	JPY	800,000		7,745	882	0
	03/2017		500,000		4,845	551	0
	04/2017		$64,431	DKK	428,400	0	(3,468)
	05/2017	JPY	100,000		$966	105	0
	06/2017	EUR	8,500		9,713	685	0
BPS	01/2017		152,887		162,158	1,198	0
	01/2017	GBP	62,295		77,897	1,119	0
	01/2017	JPY	10,300		89	1	0
	01/2017	MXN	1,091,664		53,240	742	0
	02/2017	JPY	804,700		7,551	648	0
	02/2017	MXN	148,755		7,130	0	(7)
	03/2017	JPY	1,700,000		16,357	1,756	0
	04/2017	DKK	428,400		65,336	4,372	0
	04/2017	JPY	200,000		1,867	146	0
	05/2017		1,000,000		9,705	1,093	0
	06/2017		1,020,000		9,900	1,097	0
	07/2017		1,100,000		9,974	463	0
	08/2017		1,300,000		11,841	584	0
	09/2017		2,370,000		22,392	1,835	0
	10/2017		2,714,060		24,803	1,221	0
	11/2017		2,325,480		22,632	2,413	0
	12/2017		1,740,000		16,967	1,793	0
BRC	02/2017		$3,866	MXN	79,795	0	(37)
CBK	01/2017	EUR	16,000		$16,812	0	(33)
	01/2017	JPY	5,400,000		49,440	3,185	0
	02/2017		2,800,000		26,980	2,959	0
	02/2017		$509	MXN	9,520	0	(52)
	03/2017	JPY	10,800,000		$97,910	5,146	0
	04/2017	CZK	571,552		23,629	1,238	0
	04/2017	JPY	600,000		5,317	153	0
	05/2017		752,220		7,321	837	0
	06/2017		684,000		6,573	668	0
	09/2017		3,677,000		35,336	3,444	0
	10/2017		2,890,000		26,791	1,677	0
	11/2017		4,585,000		44,795	4,929	0
FBF	02/2017	MXN	376,235		17,887	0	(163)
GLM	01/2017	EUR	92		96	0	(1)
	01/2017	JPY	1,470,700		12,888	303	0
	02/2017		$140	MXN	2,886	0	(2)
	07/2017	EUR	2,035		$2,327	163	0
HUS	01/2017	AUD	204,797		152,460	4,677	0
	02/2017		$1,598	AUD	2,212	0	(3)
IND	02/2017		6,086	JPY	640,000	0	(598)
JPM	01/2017	CAD	150,111		$113,038	1,231	0
	01/2017	EUR	1,531		1,627	15	0
	01/2017	JPY	500,000		4,708	424	0
	01/2017	MXN	2,030,457		100,015	2,081	0
	01/2017		$1,770	CAD	2,374	0	(2)
	01/2017		1,186	GBP	936	0	(32)
	01/2017		12,375	JPY	1,454,673	73	0
	02/2017	JPY	1,454,673		$12,390	0	(76)
	02/2017		$8,812	MXN	182,540	3	(57)
	03/2017	JPY	300,000		$2,685	109	0
	07/2017		250,000		2,262	101	0
	08/2017		2,090,000		18,871	767	0
	09/2017		1,532,800		14,853	1,561	0
	10/2017		250,000		2,265	92	0
	11/2017		9,758,300		93,935	9,020	0
	12/2017		1,030,000		9,815	833	0
MSB	01/2017		$151,502	AUD	209,779	0	(124)
	02/2017	AUD	209,779		$151,405	127	0
RBC	01/2017		4,982		3,583	0	(12)
SCX	01/2017	JPY	1,304,673		11,676	512	0
	02/2017	MXN	125,725		6,033	1	0
	02/2017		$8,749	MXN	181,513	0	(41)
SOG	01/2017		75,647	GBP	61,359	0	(23)
	02/2017	GBP	61,359		$75,699	21	0
	02/2017		$251	MXN	5,200	0	(1)
TOR	11/2017	EUR	9,310		$10,760	785	0
UAG	01/2017		7,100		7,670	195	0
	01/2017	JPY	24,300		213	6	0
	05/2017		100,000		980	118	0
	06/2017		100,000		981	118	0
	11/2017		1,122,000		11,096	1,326	0
	12/2017		100,000		990	118	0

Total Forward Foreign Currency Contracts						$75,218	$(7,466)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	02/21/2017	$558,600	$(1,585)	$(1,206)

Total Written Options							$(1,585)	$(1,206)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	Mexico Government International Bond	1.000%	09/20/2020	1.182%	$13,400	$(146)	$64	$0	$(82)
CBK	Mexico Government International Bond	1.000	09/20/2020	1.182	8,000	(87)	38	0	(49)
DUB	Mexico Government International Bond	1.000	12/20/2020	1.233	17,000	(638)	494	0	(144)
GST	Mexico Government International Bond	1.000	09/20/2020	1.182	32,800	(351)	150	0	(201)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.182	25,000	(267)	114	0	(153)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.182	25,000	(268)	115	0	(153)

						$(1,757)	$975	$0	$(782)

Total Swap Agreements						$(1,757)	$975	$0	$(782)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(n)	Securities with an aggregate market value of $2,607 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$120,787	$0	$120,787
Corporate Bonds & Notes
Banking & Finance	0	3,615,205	16,987	3,632,192
Industrials	0	2,604,096	4,257	2,608,353
Utilities	0	890,019	0	890,019
Municipal Bonds & Notes
Arkansas	0	4,056	0	4,056
California	0	55,409	0	55,409
North Carolina	0	3,613	0	3,613
U.S. Government Agencies	0	255,360	64	255,424
U.S. Treasury Obligations	0	431,705	0	431,705
Non-Agency Mortgage-Backed Securities	0	512,751	20,320	533,071
Asset-Backed Securities	0	1,215,247	33,636	1,248,883
Sovereign Issues	0	940,889	0	940,889
Short-Term Instruments
Certificates of Deposit	0	329,213	0	329,213
Commercial Paper	0	429,014	0	429,014
Repurchase Agreements	0	3,899	0	3,899
Short-Term Notes	0	145,740	0	145,740
Japan Treasury Bills	0	14,547	0	14,547
Mexico Treasury Bills	0	151,102	0	151,102
U.S. Treasury Bills	0	41,281	0	41,281
	$0	$11,763,933	$75,264	$11,839,197

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105,939	$0	$0	$105,939

Total Investments	$105,939	$11,763,933	$75,264	$11,945,136

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,933	1,863	0	3,796
Over the counter	0	75,218	0	75,218
	$1,933	$77,081	$0	$79,014

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,298)	(576)	0	(2,874)
Over the counter	0	(9,454)	0	(9,454)

	$(2,298)	$(10,030)	$0	$(12,328)

Total Financial Derivative Instruments	$(365)	$67,051	$0	$66,686

Totals	$105,574	$11,830,984	$75,264	$12,011,822

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$740	$752
Charter Communications Operating LLC
3.500% due 01/15/2024		893	899
Community Health Systems, Inc.
4.185% due 12/31/2018		338	333
FCA U.S. LLC
3.500% due 05/24/2017		1,038	1,042

Total Bank Loan Obligations (Cost $3,000)			3,026

CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 8.0%
Ally Financial, Inc.
6.250% due 12/01/2017		700	727
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	1,000	1,012
9.000% due 05/09/2018 (f)		$200	209
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,877
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^	EUR	300	90
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,400	2,554
Bank of America Corp.
1.540% due 08/25/2017		$5,500	5,507
2.650% due 04/01/2019		11,900	12,028
5.750% due 12/01/2017		1,200	1,243
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	700	1,061
Barclays PLC
3.200% due 08/10/2021		$1,100	1,088
6.500% due 09/15/2019 (f)	EUR	800	820
8.000% due 12/15/2020 (f)		1,000	1,114
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,400	1,450
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		400	403
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,003
Credit Agricole S.A.
1.498% due 06/12/2017		$8,600	8,611
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	591
Deutsche Bank AG
4.250% due 10/14/2021		5,400	5,422
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	603
3.157% due 08/04/2020		1,500	1,511
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,313
4.750% due 08/15/2017		1,600	1,631
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,800	1,811
HBOS PLC
6.750% due 05/21/2018		900	951
HSBC Holdings PLC
3.400% due 03/08/2021		700	712
4.300% due 03/08/2026		600	622
HSBC USA, Inc.
1.651% due 08/07/2018		900	900
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,056
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,310
Morgan Stanley
2.162% due 04/25/2018		6,000	6,064
MUFG Union Bank N.A.
1.281% due 05/05/2017		3,400	3,403
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,900	4,285
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	519

Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		700	758
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,131
Swedbank Hypotek AB
1.375% due 03/28/2018		8,500	8,472
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	400
4.125% due 09/24/2025		500	510
Wells Fargo & Co.
2.600% due 07/22/2020		200	201

			96,973

INDUSTRIALS 1.5%
AbbVie, Inc.
1.800% due 05/14/2018		600	601
2.500% due 05/14/2020		300	300
3.200% due 11/06/2022		100	100
Actavis Funding SCS
2.208% due 03/12/2020		600	612
3.450% due 03/15/2022		1,500	1,523
Charter Communications Operating LLC
4.464% due 07/23/2022		500	523
4.908% due 07/23/2025		2,300	2,425
6.384% due 10/23/2035		200	229
6.484% due 10/23/2045		300	347
6.834% due 10/23/2055		100	117
CVS Health Corp.
3.500% due 07/20/2022		100	103
HCA, Inc.
3.750% due 03/15/2019		5,100	5,253
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,500	2,612
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$100	100
3.500% due 07/15/2022		100	101
QUALCOMM, Inc.
4.800% due 05/20/2045		300	321
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,000	987
2.400% due 09/23/2021		870	840
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,657

			18,751

UTILITIES 0.7%
AT&T, Inc.
3.000% due 06/30/2022		1,000	982
4.500% due 05/15/2035		200	194
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	500	539
3.873% due 03/17/2020		$3,900	3,822
4.375% due 05/20/2023		300	263
4.875% due 03/17/2020		100	99
5.375% due 01/27/2021		100	98
5.750% due 01/20/2020		300	304
8.375% due 05/23/2021		2,100	2,268
			8,569

Total Corporate Bonds & Notes (Cost $127,995)			124,293

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	141
6.918% due 04/01/2040		1,100	1,492
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	124
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	547

			2,304

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	376
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	520
7.750% due 01/01/2042		800	812
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	234

			1,942

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	554

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	141

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,120

NEW YORK 0.1%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	113
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,193

		1,306

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	216

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	1,000	1,519

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	520	471

Total Municipal Bonds & Notes (Cost $7,840)		9,573

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
0.816% due 12/25/2036	35	35
1.106% due 07/25/2037 - 03/25/2044	199	199
1.136% due 07/25/2037	79	80
1.156% due 09/25/2035	138	137
1.166% due 09/25/2035	252	252
1.476% due 06/25/2037	347	349
1.486% due 06/25/2040	524	529
1.506% due 01/25/2040	938	951
1.741% due 07/01/2044	19	20
2.310% due 08/01/2022	100	99
2.642% due 08/01/2033	18	19
2.774% due 09/01/2033	40	43
2.858% due 05/25/2035	15	16
2.960% due 05/01/2022	3,907	4,012
3.048% due 05/01/2036	2	2
3.155% due 05/01/2022	1,041	1,079
3.265% due 01/01/2036	47	50
3.345% due 06/01/2033	121	127
3.750% due 07/25/2042	4,920	5,021
4.311% due 12/01/2036	11	11
4.504% due 07/01/2019	821	866
4.714% due 09/01/2034	7	7
5.000% due 04/25/2033 - 04/01/2038	36	39
5.500% due 03/01/2034 - 07/01/2035	139	156
6.000% due 08/01/2036 - 02/01/2038	186	211
6.500% due 10/01/2035 - 10/01/2036	188	213
Fannie Mae, TBA
3.000% due 02/01/2047	89,700	88,916
3.500% due 01/01/2047 - 02/01/2047	81,300	83,217
4.500% due 02/01/2047	10,000	10,741
5.000% due 01/01/2047	5,000	5,446
5.500% due 01/01/2047	4,000	4,447
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	272	272
Freddie Mac
1.274% due 06/15/2041	156	156
1.404% due 08/15/2037	205	207
1.414% due 10/15/2037	42	42
1.424% due 05/15/2037 - 09/15/2037	243	246
1.741% due 02/25/2045	22	22
2.375% due 02/01/2024	4	4
2.958% due 03/01/2034	100	105
4.500% due 03/01/2029	66	71
5.500% due 08/15/2030 - 07/01/2038	53	59

Freddie Mac, TBA
5.000% due 01/01/2047	1,000	1,089
Ginnie Mae
2.000% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	2,561	2,818
8.000% due 02/15/2030	0	1
Ginnie Mae, TBA
3.500% due 01/01/2047	10,000	10,392
4.000% due 01/01/2047	3,000	3,184
Small Business Administration
5.520% due 06/01/2024	122	131

Total U.S. Government Agencies (Cost $224,829)		226,090

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Bonds
2.500% due 02/15/2046	300	266
2.500% due 05/15/2046	881	781
2.875% due 08/15/2045	11,400	10,947
3.000% due 11/15/2044	1,550	1,528
3.125% due 08/15/2044	8,000	8,081
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)	7,903	7,922
0.125% due 07/15/2022	41,098	41,231
0.125% due 07/15/2024	3,868	3,803
0.250% due 01/15/2025	35,463	34,894
0.375% due 07/15/2023 (k)	16,432	16,590
0.625% due 01/15/2026	2,238	2,259
0.750% due 02/15/2045	1,129	1,064
1.125% due 01/15/2021 (k)	994	1,044
1.750% due 01/15/2028	4,615	5,157
2.375% due 01/15/2025	3,847	4,420
2.375% due 01/15/2027	3,236	3,794
2.500% due 01/15/2029	1,351	1,631
3.625% due 04/15/2028	149	197
U.S. Treasury Notes
1.500% due 08/15/2026 (h)	26,268	24,121
2.000% due 08/15/2025 (k)(m)	18,150	17,560
2.000% due 11/15/2026 (m)	6,300	6,053
2.125% due 09/30/2021 (j)(k)	2,200	2,218
2.125% due 11/30/2023	4,500	4,465
2.125% due 05/15/2025 (k)	26,300	25,751
2.375% due 08/15/2024 (j)(k)(m)	14,000	14,049

Total U.S. Treasury Obligations (Cost $243,116)		239,826

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
3.293% due 02/25/2045	70	71
Banc of America Funding Trust
3.027% due 05/25/2035	80	82
3.211% due 01/20/2047 ^	134	114
BCRR Trust
5.858% due 07/17/2040	126	126
Bear Stearns Adjustable Rate Mortgage Trust
2.819% due 04/25/2033	1	1
3.132% due 01/25/2034	1	1
3.351% due 01/25/2034	44	44
Bear Stearns ALT-A Trust
1.096% due 08/25/2036 ^	2,670	2,438
2.993% due 05/25/2035	353	342
3.149% due 09/25/2035	79	68
ChaseFlex Trust
1.056% due 07/25/2037	735	585
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018	8	8
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	29	30
Countrywide Alternative Loan Trust
0.876% due 06/25/2036	3,978	3,241
0.936% due 05/25/2047	343	292
0.949% due 03/20/2046	6,079	4,542
2.127% due 08/25/2035	11,057	9,284
6.000% due 10/25/2033	15	16
6.000% due 12/25/2034	6,489	6,430
6.000% due 12/25/2035 ^	5,335	4,952
Countrywide Home Loan Mortgage Pass-Through Trust
3.156% due 02/20/2035	219	220
3.309% due 02/20/2036 ^	53	47
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^	1,347	1,325

First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035		80	69
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	247	197
GSMPS Mortgage Loan Trust
1.106% due 01/25/2036		$2,935	2,473
GSR Mortgage Loan Trust
2.679% due 06/25/2034		62	59
3.160% due 11/25/2035		82	81
3.214% due 11/25/2035 ^		260	237
6.000% due 03/25/2037 ^		44	42
HarborView Mortgage Loan Trust
1.176% due 05/19/2035		1,873	1,580
Impac CMB Trust
1.756% due 07/25/2033		24	24
IndyMac Mortgage Loan Trust
0.946% due 09/25/2046		439	363
1.376% due 06/25/2034		408	386
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		317	317
5.439% due 01/15/2049		1,048	1,051
JPMorgan Mortgage Trust
3.132% due 11/25/2035		180	171
3.178% due 07/25/2035		1,355	1,358
3.180% due 08/25/2034		966	971
5.750% due 01/25/2036 ^		44	38
LB Commercial Mortgage Trust
5.873% due 07/15/2044		4,199	4,246
Leek Finance Number Eighteen PLC
1.214% due 12/21/2038		1,195	1,286
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036		93	87
1.006% due 11/25/2035		51	47
2.688% due 02/25/2035		1,208	1,211
2.793% due 12/25/2032		2	2
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		147	147
Prime Mortgage Trust
1.156% due 02/25/2034		12	11
Residential Accredit Loans, Inc. Trust
0.926% due 01/25/2037		3,443	2,685
0.941% due 08/25/2036		997	845
5.500% due 01/25/2035 ^		1,115	1,112
Structured Adjustable Rate Mortgage Loan Trust
3.081% due 08/25/2035		76	70
Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035		403	391
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^		658	591
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045		40	39
1.126% due 05/25/2034		2,758	2,357
1.567% due 02/25/2046		160	147
1.767% due 11/25/2042		21	20
1.848% due 02/27/2034		41	40
1.933% due 08/25/2042		13	13
2.768% due 07/25/2037		13,387	12,140
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% due 11/25/2046		11,762	8,606
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036		131	131
3.027% due 07/25/2036 ^		922	888
3.040% due 01/25/2035		110	111

Total Non-Agency Mortgage-Backed Securities (Cost $80,055)			80,899

ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp. Home Equity Loan Trust
0.886% due 12/25/2036		7,067	4,613
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		18	17
Argent Securities Trust
1.026% due 05/25/2036		7,105	2,502
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.136% due 02/25/2036		1,783	1,265
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035		300	280
Bear Stearns Asset-Backed Securities Trust
1.706% due 10/25/2037		3,132	2,615
2.253% due 10/25/2036		421	303
Citigroup Mortgage Loan Trust, Inc.
1.016% due 03/25/2037		1,753	1,347
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^		2,654	2,624
0.896% due 02/25/2037		283	281

0.896% due 05/25/2037		5,304	4,562
0.896% due 07/25/2037 ^		8,959	7,447
0.896% due 06/25/2047 ^		1,532	1,111
0.906% due 04/25/2047		542	502
0.996% due 12/25/2031 ^		40	30
1.006% due 06/25/2047		1,600	1,217
Countrywide Asset-Backed Certificates Trust
0.906% due 02/25/2037		541	533
0.916% due 03/25/2037		629	612
0.934% due 05/25/2036		3,721	3,707
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
1.006% due 07/25/2036		2,000	1,500
Fremont Home Loan Trust
0.816% due 01/25/2037		9	5
Hillmark Funding Ltd.
1.161% due 05/21/2021		244	243
HSI Asset Securitization Corp. Trust
0.906% due 12/25/2036		12,000	8,801
JPMorgan Mortgage Acquisition Trust
0.891% due 07/25/2036		2,000	1,421
0.966% due 03/25/2037		5,048	4,849
LCM LP
1.581% due 04/15/2022		2,297	2,300
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		1,300	1,301
Long Beach Mortgage Loan Trust
1.136% due 08/25/2045		8,473	7,982
1.316% due 10/25/2034		12	12
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		1,400	1,400
MASTR Asset-Backed Securities Trust
0.856% due 11/25/2036		13,224	8,556
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 02/25/2037		4,647	3,354
0.906% due 06/25/2036		2,657	1,711
0.936% due 02/25/2037		1,883	833
0.971% due 03/25/2037		12,545	6,137
0.986% due 09/25/2036		1,095	614
RAAC Trust
1.236% due 03/25/2037		1,237	1,208
Residential Asset Securities Corp. Trust
1.196% due 12/25/2035		10,019	7,701
1.226% due 11/25/2035		13,000	10,048
Securitized Asset-Backed Receivables LLC Trust
0.846% due 05/25/2037		17,353	10,702
1.006% due 05/25/2036		3,877	2,363
SLM Private Education Loan Trust
3.954% due 05/16/2044		145	151
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	521	536
Structured Asset Investment Loan Trust
0.906% due 09/25/2036		$2,403	2,115
Structured Asset Securities Corp. Mortgage Loan Trust
1.076% due 05/25/2037		946	918
1.096% due 02/25/2036		2,618	2,438
1.406% due 04/25/2031		4,830	4,015

Total Asset-Backed Securities (Cost $124,378)			128,790

SOVEREIGN ISSUES 8.4%
Brazil Government International Bond
5.625% due 02/21/2047		2,300	2,024
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	3,290	1,011
0.000% due 04/01/2017 (d)		186,544	55,564
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$3,700	3,865
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,305
Japan Government International Bond
0.100% due 12/15/2018	JPY	3,370,000	29,000
Kommunalbanken A/S
1.375% due 06/08/2017		$1,300	1,301
Province of Ontario
1.100% due 10/25/2017		300	299
1.650% due 09/27/2019		900	895
5.500% due 06/02/2018	CAD	100	79
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,729
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	230,000	1,929
Saudi Government International Bond
2.375% due 10/26/2021		$1,800	1,749
4.500% due 10/26/2046		500	480

Total Sovereign Issues (Cost $101,415)			102,230

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (b)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.257% due 10/30/2040		22,800	589

Total Preferred Securities (Cost $607)			589

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.4%
CERTIFICATES OF DEPOSIT 2.9%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$200	200
Barclays Bank PLC
1.745% due 11/06/2017		5,400	5,405
Credit Suisse AG
1.753% due 09/12/2017		4,400	4,406
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		1,500	1,503
Natixis S.A.
1.688% due 09/25/2017		7,300	7,325
Norinchukin Bank
1.589% due 10/10/2017		7,600	7,618
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		2,200	2,204
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,400	1,402
1.723% due 09/18/2017		5,100	5,110

			35,173

COMMERCIAL PAPER 0.7%
Autonation, Inc.
1.320% due 01/03/2017		3,600	3,599
1.320% due 01/04/2017		2,400	2,400
Credit Suisse NY
1.507% due 07/03/2017		300	298
Engie
1.638% due 10/04/2017		1,200	1,187
ENI Finance USA, Inc.
1.806% due 10/02/2017		300	296
Natixis NY
1.434% due 07/03/2017		300	298
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			8,376

REPURCHASE AGREEMENTS (g) 0.8%			9,590

JAPAN TREASURY BILLS 10.7%
(0.299)% due 01/10/2017 - 02/06/2017 (c)(d)	JPY	15,270,000	130,672

U.S. TREASURY BILLS 0.3%
0.453% due 01/12/2017 - 03/09/2017 (c)(d)(j)(m)		$3,189	3,187

Total Short-Term Instruments (Cost $204,018)			186,998

Total Investments in Securities (Cost $1,117,253)			1,102,314

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
SHORT-TERM INSTRUMENTS 28.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.3%
PIMCO Short-Term Floating NAV Portfolio III	34,893,746	344,925

Total Short-Term Instruments (Cost $344,964)		344,925

Total Investments in Affiliates (Cost $344,964)		344,925

Total Investments 118.7% (Cost $1,462,217)		$1,447,239
Financial Derivative Instruments (i)(l) 9.8% (Cost or Premiums, net $10,351)		119,074
Other Assets and Liabilities, net (28.5)%		(346,577)

Net Assets 100.0%		$1,219,736

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$9,200	U.S. Treasury Bonds 3.750% due 11/15/2043	$(9,610)	$9,200	$9,200
SSB	0.010	12/30/2016	01/03/2017	390	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(400)	390	390

Total Repurchase Agreements						$(10,010)	$9,590	$9,590

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.000%	12/30/2016	01/03/2017	$(9,213)	$(9,213)

Total Reverse Repurchase Agreements					$(9,213)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(6,272) at a weighted average interest rate of 0.332%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$2,800	$(2,937)	$(2,942)
U.S. Treasury Notes	1.125	09/30/2021	3,600	(3,447)	(3,480)

Total Short Sales				$(6,384)	$(6,422)

(4)	Payable for short sales includes $11 of accrued interest.

(h)	Securities with an aggregate market value of $9,183 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	1,855	$458	$509

Total Purchased Options				$458	$509

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	326	$(129)	$(163)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,855	$(595)	$(666)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,855	(228)	(185)

				$(823)	$(851)

Total Written Options				$(952)	$(1,014)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	17	$8	$11	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	278	(197)	76	(97)
E-mini S&P 500 Index March Futures	Long	03/2017	1,779	(434)	0	(792)
Euro-Bobl March Futures	Long	03/2017	337	356	4	(28)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	348	884	202	(165)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	278	(596)	132	(137)
U.S. Treasury 2-Year Note March Futures	Long	03/2017	181	(32)	11	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,246	(624)	204	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,841	(575)	633	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	304	153	228	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	273	(364)	264	0
United Kingdom Long Gilt March Futures	Long	03/2017	140	351	143	(7)

Total Futures Contracts				$(1,070)	$1,908	$(1,226)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$36,200	$578	$259	$8	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$453,800	$(530)	$(972)	$20	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		716,600	(4,441)	4,713	0	(111)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		10,000	222	77	0	(11)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		197,300	(2,134)	8,879	0	(285)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		99,400	(364)	(235)	82	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,800	(3)	691	0	(31)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,400	10	5	0	(5)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		70,200	181	240	0	(102)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		99,710	5,380	5,566	0	(335)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		11,600	229	229	0	(13)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,200	(1,781)	751	0	(564)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		10,200	275	1,191	0	(86)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		10,800	821	1,117	0	(90)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		17,200	1,419	3,002	0	(145)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		14,000	1,278	1,583	0	(124)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	6,100	(123)	(166)	26	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(221)	(150)	0	(11)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(1,213)	(695)	0	(69)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		14,500	866	543	0	(106)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		4,100	(407)	865	0	(72)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,070,000	837	424	0	(123)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	114,400	(72)	(86)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	(8)	(26)	1	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		11,500	(42)	(40)	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	(312)	(291)	12	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	(131)	(123)	5	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		29,600	(130)	(133)	6	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	(7)	(7)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	(6)	(9)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	(130)	(149)	5	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		20,800	(124)	(113)	5	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	(152)	(190)	12	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	9,200	25	111	4	0

						$(788)	$26,602	$179	$(2,283)

Total Swap Agreements						$(210)	$26,861	$187	$(2,283)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $986 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $31,874 and cash of $2,131 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	13,231		$3,981	$0	$(71)
	01/2017	JPY	1,370,000		13,580	1,853	0
	01/2017		$5,232	BRL	17,052	3	0
	02/2017		7,938	RUB	507,899	245	0
BPS	01/2017	BRL	64,606		$19,823	0	(27)
	01/2017	EUR	11,545		12,245	90	0
	01/2017		$19,234	BRL	64,606	616	0
	01/2017		686	EUR	645	0	(7)
	02/2017	JPY	1,160,000		$11,078	1,135	0
	04/2017	BRL	66,610		19,341	0	(626)
	12/2018	JPY	1,250,000		11,392	216	0
BRC	02/2017	ZAR	1,447		106	1	0
CBK	01/2017	JPY	4,470,000		43,305	5,021	0
	01/2017		$661	EUR	636	9	0
	02/2017	JPY	4,030,000		$38,462	3,919	0
	12/2018		2,120,000		19,339	385	0
DUB	01/2017	BRL	111,947		32,830	0	(1,566)
	01/2017		$34,054	BRL	111,947	341	0
	02/2017		4,049	MXN	77,681	0	(322)
	04/2017	BRL	25,995		$7,483	0	(309)
FBF	01/2017		14,504		4,450	0	(6)
	01/2017		$4,418	BRL	14,504	38	0
GLM	01/2017		907	EUR	867	5	0
	02/2017	CAD	16,050		$12,240	280	0
	02/2017	MXN	14,097		660	0	(16)
	02/2017	RUB	793,301		12,889	107	0
	02/2017		$11,965	CAD	16,124	51	0
	02/2017		5,393	RUB	336,912	35	0
HUS	01/2017	SGD	225		$161	6	0
	01/2021	BRL	1,770		273	0	(136)
JPM	01/2017		82,195		24,048	0	(1,207)
	01/2017	CNH	169,756		24,990	771	0
	01/2017	GBP	752		953	26	0
	01/2017	JPY	4,240,000		41,151	4,840	0
	01/2017		$24,918	BRL	82,195	337	0
	01/2017		1,709	JPY	200,830	10	0
	02/2017	JPY	200,830		$1,711	0	(11)
	02/2017	MXN	5,052		242	0	0
	02/2017	RUB	528,753		7,979	0	(540)
	04/2017	BRL	41,950		12,252	0	(323)
MSB	01/2017		25,243		7,745	0	(10)
	01/2017		$7,489	BRL	25,243	267	0
	02/2017		3,667	MXN	75,295	0	(55)
	04/2017	BRL	25,994		$7,526	0	(266)
SCX	01/2017		7,117		2,184	0	(3)
	01/2017	HKD	1,209		156	0	0
	01/2017	JPY	200,830		1,797	79	0
	01/2017		$2,174	BRL	7,117	13	0
	01/2017		4,118	CNH	28,703	0	(5)
	02/2017	AUD	16,242		$12,128	418	0
	02/2017	BRL	7,117		2,155	0	(14)
	02/2017	CNH	136,547		19,651	298	0
	02/2017		$6,472	CNH	43,515	0	(302)
TOR	01/2017	BRL	25,244		$7,746	0	(10)
	01/2017		$7,410	BRL	25,244	347	0
	01/2017		12,641	CNH	86,131	0	(352)
	04/2017	BRL	25,995		$7,442	0	(351)
UAG	01/2017	CNH	28,703		4,178	66	0
	01/2017		$855	EUR	805	0	(8)
	01/2017		156	HKD	1,209	0	0
	02/2017		11,763	AUD	16,328	8	0
	02/2017		2,678	CNH	17,760	0	(160)
	03/2017	HKD	1,209		$156	0	0

Total Forward Foreign Currency Contracts						$21,836	$(6,703)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$26,100	$487	$408
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		300	12	45
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	9,300	364	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$6,600	277	1,190

							$1,140	$1,644

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$2,800	$274	$109
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		2,800	274	384
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		5,300	490	207
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		5,300	541	726
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		10,800	1,237	653
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		10,800	1,237	1,659
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,200	242	353
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$11,600	590	798
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	275
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$71,200	242	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	1,589
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		82,100	295	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	404
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$533,500	251	377
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		81,400	462	332
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		5,500	551	222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		5,500	551	776
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		9,800	972	430
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		9,800	972	1,326
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	740	1,041
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		19,800	2,281	1,303
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		19,800	2,281	2,948
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		152,400	88	108

								$16,208	$16,021

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$341,900	$290	$257
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	276,700	28	4

						$318	$261

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$68.000	02/06/2017	$8,600	$0	$0

Total Purchased Options					$17,666	$17,926

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$26,100	$(268)	$(217)
	Call - OTC USD versus JPY		125.000	03/29/2017		26,100	(141)	(109)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		300	(12)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,494	(213)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,494	(191)	(110)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$11,940	(120)	(154)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,922	(156)	(9)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	9,300	(297)	(2)
	Put - OTC EUR versus MXN		18.900	03/21/2017		8,184	(332)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,184	(268)	(164)
	Put - OTC EUR versus USD		$1.028	01/17/2017		11,900	(59)	(25)
	Call - OTC EUR versus USD		1.055	01/17/2017		11,900	(91)	(112)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$6,600	(285)	0

							$(2,433)	$(907)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(1,068)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(2,133)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,400	(57)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,600	(186)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,800	(99)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,500	(195)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	237,100	(251)	(350)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(1,436)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(316)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	58,600	(89)	(87)

							$(3,985)	$(5,396)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$683,800	$(294)	$(283)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	276,700	0	(1)

						$(294)	$(284)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$377	$0	$10

Total Written Options					$(6,727)	$(6,577)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.509%	$700	$8	$11	$19	$0
BPS	Korea Government International Bond	1.000	09/20/2022	0.509	300	5	3	8	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.273	100	(4)	4	0	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.509	100	1	2	3	0

						$10	$20	$30	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$721	$(147)	$51	$0	$(96)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	49	32	81	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	57	37	94	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	3	3	0

					$(41)	$125	$180	$(96)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	3,270,000	$0	$132	$132	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	9,200	(2)	48	46	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,910,000	0	199	199	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	10,900	(3)	(57)	0	(60)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,550,000	0	265	265	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	(1)	0	(2)
	Receive	CPTFEMU	0.740	01/26/2020	EUR	15,900	(52)	95	43	0
	Receive	CPTFEMU	0.660	01/30/2020		21,400	(2)	154	152	0
	Receive	CPTFEMU	0.992	03/30/2020		31,800	(3)	(178)	0	(181)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,548,000	0	265	265	0

							$(63)	$922	$1,102	$(243)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	15,112	3-Month USD-LIBOR less a specified spread	03/09/2017	$54,001	$0	$10,600	$10,600	$0
	Receive	S&P 500 Total Return Index	70,954	3-Month USD-LIBOR plus a specified spread	05/11/2017	276,983	0	26,189	26,189	0
	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	06/21/2017	400,746	0	30,389	30,389	0
	Receive	S&P 500 Total Return Index	14,578	3-Month USD-LIBOR plus a specified spread	09/07/2017	54,441	0	7,893	7,893	0
JPM	Receive	S&P 500 Total Return Index	37,293	3-Month USD-LIBOR less a specified spread	04/06/2017	141,034	0	18,467	18,467	0

							$0	$93,538	$93,538	$0

Total Swap Agreements							$(94)	$94,605	$94,850	$(339)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $2,708 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,026	$0	$3,026
Corporate Bonds & Notes
Banking & Finance	0	96,973	0	96,973
Industrials	0	18,751	0	18,751
Utilities	0	8,569	0	8,569
Municipal Bonds & Notes
California	0	2,304	0	2,304
Illinois	0	1,942	0	1,942
Iowa	0	554	0	554
Nevada	0	141	0	141
New Jersey	0	1,120	0	1,120
New York	0	1,306	0	1,306
North Carolina	0	216	0	216
Ohio	0	1,519	0	1,519
West Virginia	0	471	0	471
U.S. Government Agencies	0	226,090	0	226,090
U.S. Treasury Obligations	0	239,826	0	239,826
Non-Agency Mortgage-Backed Securities	0	80,899	0	80,899
Asset-Backed Securities	0	127,390	1,400	128,790
Sovereign Issues	0	102,230	0	102,230
Preferred Securities
Banking & Finance	589	0	0	589
Short-Term Instruments
Certificates of Deposit	0	35,173	0	35,173
Commercial Paper	0	8,376	0	8,376
Repurchase Agreements	0	9,590	0	9,590
Japan Treasury Bills	0	130,672	0	130,672
U.S. Treasury Bills	0	3,187	0	3,187
	$589	$1,100,325	$1,400	$1,102,314

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$344,925	$0	$0	$344,925

Total Investments	$345,514	$1,100,325	$1,400	$1,447,239

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,942)	0	(2,942)
U.S. Treasury Obligations	0	(3,480)	0	(3,480)
	$0	$(6,422)	$0	$(6,422)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,908	696	0	2,604
Over the counter	0	134,612	0	134,612
	$1,908	$135,308	$0	$137,216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,389)	(3,134)	0	(4,523)
Over the counter	0	(13,619)	0	(13,619)

	$(1,389)	$(16,753)	$0	$(18,142)

Total Financial Derivative Instruments	$519	$118,555	$0	$119,074

Totals	$346,033	$1,212,458	$1,400	$1,559,891

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,817	$1,845
Community Health Systems, Inc.
4.185% due 12/31/2018		3,633	3,581
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		200	201
FCA U.S. LLC
3.500% due 05/24/2017		3,057	3,069
Hilton Worldwide Finance LLC
3.256% due 10/25/2023		181	184
3.500% due 10/26/2020		13	13

Total Bank Loan Obligations (Cost $8,887)			8,893

CORPORATE BONDS & NOTES 35.2%
BANKING & FINANCE 28.6%
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		300	309
4.625% due 10/30/2020		300	313
Ally Financial, Inc.
2.750% due 01/30/2017		800	800
3.600% due 05/21/2018		6,400	6,464
American Tower Corp.
4.500% due 01/15/2018		3,100	3,182
Bank of America Corp.
1.868% due 04/01/2019		2,400	2,412
2.650% due 04/01/2019		2,400	2,426
6.875% due 04/25/2018		600	638
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.492% due 03/05/2018		7,000	6,993
2.300% due 03/05/2020		4,300	4,251
Barclays Bank PLC
7.750% due 04/10/2023		1,400	1,477
BB&T Corp.
1.823% due 06/15/2018		2,200	2,213
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,800	8,081
BRFkredit A/S
2.000% due 10/01/2017	DKK	8,200	1,182
CIT Group, Inc.
5.250% due 03/15/2018		$800	831
6.625% due 04/01/2018		1,700	1,796
Citigroup, Inc.
1.406% due 05/01/2017		1,200	1,201
1.808% due 12/07/2018		2,400	2,412
1.878% due 06/07/2019		1,800	1,815
2.378% due 03/30/2021		1,100	1,118
2.650% due 10/26/2020		500	500
5.950% due 05/15/2025 (f)		1,000	989
Credit Agricole S.A.
1.923% due 06/10/2020		1,700	1,708
2.178% due 07/01/2021		1,850	1,871
Credit Suisse AG
1.375% due 05/26/2017		1,100	1,100
Deutsche Bank AG
4.250% due 10/14/2021		3,400	3,414
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,245
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		2,700	2,704
2.456% due 01/08/2019		1,600	1,628
2.551% due 10/05/2018		2,900	2,917
2.943% due 01/08/2019		1,300	1,315
3.157% due 08/04/2020		800	806
3.200% due 01/15/2021		1,600	1,603
5.000% due 05/15/2018		800	831
5.750% due 02/01/2021		400	439
General Motors Financial Co., Inc.
2.268% due 10/04/2019		3,600	3,617
2.337% due 05/09/2019		4,100	4,142
3.250% due 05/15/2018		1,900	1,925
Goldman Sachs Group, Inc.
1.586% due 05/22/2017		2,900	2,905
1.902% due 10/23/2019		2,500	2,521
2.700% due 02/25/2021		5,200	5,354
5.950% due 01/18/2018		4,100	4,272

HSBC Holdings PLC
3.191% due 03/08/2021		3,300	3,454
3.400% due 03/08/2021		2,200	2,237
HSBC USA, Inc.
1.651% due 08/07/2018		2,700	2,698
2.350% due 03/05/2020		8,000	7,936
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,104
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,201
2.500% due 11/21/2017		2,900	2,913
ING Bank NV
2.000% due 11/26/2018		700	700
2.126% due 03/22/2019		1,700	1,722
International Lease Finance Corp.
5.875% due 04/01/2019		700	745
6.250% due 05/15/2019		600	646
8.875% due 09/01/2017		100	105
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	713
KBC Bank NV
8.000% due 01/25/2023		1,600	1,692
Kilroy Realty LP
4.800% due 07/15/2018		500	518
Macquarie Bank Ltd.
2.007% due 07/29/2020		400	403
Mizuho Bank Ltd.
2.071% due 10/20/2018		600	603
Mizuho Financial Group, Inc.
2.354% due 04/12/2021		2,000	2,035
Morgan Stanley
2.162% due 04/25/2018		1,800	1,819
5.950% due 12/28/2017		2,800	2,915
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,070
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,300	902
2.000% due 10/01/2017		2,500	360
Nykredit Realkredit A/S
1.000% due 04/01/2017		12,100	1,723
1.000% due 07/01/2017		10,400	1,483
1.000% due 10/01/2017		12,300	1,762
2.000% due 04/01/2017		8,600	1,224
2.000% due 07/01/2017		5,100	731
2.000% due 10/01/2017		10,900	1,570
Protective Life Global Funding
1.501% due 06/08/2018		$1,900	1,901
1.999% due 09/14/2021		2,000	1,933
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,528
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	102,900	14,622
1.000% due 01/01/2018		4,200	604
2.000% due 04/01/2017		44,800	6,382
2.000% due 01/01/2018		2,300	333
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,709
Royal Bank of Canada
2.300% due 03/22/2021		6,700	6,658
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		700	665
8.000% due 08/10/2025 (f)		200	192
Santander Holdings USA, Inc.
2.380% due 11/24/2017		1,900	1,917
Santander UK PLC
2.439% due 03/14/2019		3,900	3,952
SL Green Realty Corp.
5.000% due 08/15/2018		800	833
Societe Generale S.A.
2.206% due 04/08/2021		2,600	2,646
Standard Chartered PLC
2.041% due 08/19/2019		1,900	1,908
Sumitomo Mitsui Banking Corp.
1.622% due 07/23/2018		3,600	3,613
Sumitomo Mitsui Financial Group, Inc.
1.991% due 07/14/2021		1,600	1,607
2.631% due 03/09/2021		4,600	4,735
Synchrony Financial
2.600% due 01/15/2019		2,300	2,312
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,876
UBS AG
7.250% due 02/22/2022		500	504

UBS Group Funding Jersey Ltd.
2.416% due 02/01/2022	700	712
Unibail-Rodamco SE
1.650% due 04/16/2019	1,400	1,395
WEA Finance LLC
1.750% due 09/15/2017	1,900	1,901

		219,142

INDUSTRIALS 5.3%
Actavis Funding SCS
2.350% due 03/12/2018	6,300	6,337
Actavis, Inc.
1.875% due 10/01/2017	1,025	1,027
Aetna, Inc.
1.900% due 06/07/2019	800	798
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	2,700	2,697
Charter Communications Operating LLC
3.579% due 07/23/2020	1,000	1,020
Daimler Finance North America LLC
1.500% due 07/05/2019	2,100	2,066
2.700% due 08/03/2020	2,100	2,112
Diamond Finance Corp.
3.480% due 06/01/2019	1,700	1,736
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	4,300	4,376
Georgia-Pacific LLC
2.539% due 11/15/2019	1,875	1,892
Hyundai Capital America
2.500% due 03/18/2019	3,600	3,610
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	1,800	1,810
Nissan Motor Acceptance Corp.
1.961% due 03/08/2019	2,800	2,829
2.550% due 03/08/2021	3,300	3,293
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	632
2.400% due 09/23/2021	560	541
Time Warner Cable LLC
8.250% due 04/01/2019	130	146
Viacom, Inc.
2.200% due 04/01/2019	1,400	1,389
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,101

		40,412

UTILITIES 1.3%
AT&T, Inc.
3.875% due 08/15/2021	4,000	4,130
CMS Energy Corp.
8.750% due 06/15/2019	450	520
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	999
Dominion Resources, Inc.
2.000% due 08/15/2021	1,900	1,843
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	900	961
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	833
Ohio Power Co.
6.050% due 05/01/2018	200	211
Shell International Finance BV
4.300% due 09/22/2019	800	849

		10,346

Total Corporate Bonds & Notes (Cost $270,814)		269,900

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.876% due 03/25/2034	295	293
0.983% due 09/25/2046	7,671	7,656
1.006% due 05/25/2037	181	181
1.106% due 03/25/2037 - 07/25/2037	268	269
1.116% due 03/25/2037	162	163
1.136% due 07/25/2037	248	249
1.156% due 09/25/2035	465	464
1.201% due 02/25/2037	324	323
1.386% due 05/25/2040	857	864
1.456% due 10/25/2037	1,200	1,222
1.458% due 11/25/2022	5,589	5,619
1.476% due 06/25/2037	380	383
1.506% due 03/25/2038 - 01/25/2040	1,504	1,528
1.576% due 12/25/2039	342	348

1.656% due 07/25/2039	297	302
1.741% due 07/01/2044	62	63
2.421% due 11/01/2035	108	113
2.555% due 04/01/2035	548	575
2.617% due 12/01/2033	79	83
2.962% due 05/01/2038	801	850
3.000% due 10/25/2040	2,362	2,409
4.190% due 11/01/2028	9	10
4.311% due 12/01/2036	307	323
4.398% due 11/01/2027 - 04/01/2028	14	14
4.431% due 07/01/2028	7	7
4.443% due 02/01/2027	1	1
4.529% due 11/01/2028	10	10
4.714% due 09/01/2034	177	186
5.000% due 12/01/2023 - 04/25/2033	367	403
5.625% due 08/01/2029	7	7
6.000% due 06/01/2017	8	8
8.000% due 03/01/2030 - 07/01/2031	20	20
Fannie Mae, TBA
3.500% due 01/01/2047 - 02/01/2047	39,400	40,353
Freddie Mac
1.004% due 02/15/2037	15	15
1.034% due 02/15/2037	52	52
1.044% due 02/15/2037	118	117
1.104% due 06/15/2018 - 06/15/2041	1,267	1,265
1.254% due 07/15/2041	2,284	2,286
1.304% due 10/15/2037	133	134
1.374% due 08/15/2037	1,286	1,300
1.404% due 08/15/2037	2,551	2,583
1.414% due 10/15/2037	488	492
1.424% due 05/15/2037 - 09/15/2037	3,013	3,053
1.454% due 08/15/2036	215	218
1.554% due 11/15/2039 - 12/15/2039	140	142
1.559% due 01/15/2038	682	695
2.302% due 06/01/2022	1	1
2.417% due 07/01/2019	20	20
2.750% due 12/01/2022	2	2
2.791% due 09/01/2037	1,831	1,941
2.945% due 06/01/2035	534	567
5.000% due 12/01/2026 - 08/01/2041	245	268
6.000% due 01/01/2029 - 02/01/2034	489	561
6.500% due 10/25/2043	818	958
8.500% due 04/01/2025	1	1
Ginnie Mae
1.000% due 01/20/2066	6,205	6,267
1.030% due 03/20/2065	1,273	1,274
1.280% due 12/20/2065	3,161	3,140
1.300% due 02/20/2066	186	187
1.330% due 01/20/2066	495	493
1.530% due 03/20/2066	1,583	1,593
1.680% due 03/20/2066	490	496
2.000% due 12/20/2022 - 02/20/2028	279	289
2.125% due 08/20/2022 - 04/20/2041	6,094	6,262
3.500% due 07/20/2018	9	9
NCUA Guaranteed Notes
1.102% due 10/07/2020	1,580	1,583

Total U.S. Government Agencies (Cost $103,529)		103,563

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	2,900	2,572
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (h)(j)	25,207	24,803
0.375% due 07/15/2025	3,058	3,042
U.S. Treasury Notes
0.750% due 01/31/2018 (j)(l)	42,600	42,514
1.625% due 06/30/2020 (h)(l)	1,500	1,500

Total U.S. Treasury Obligations (Cost $75,029)		74,431

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
BAMLL Commercial Mortgage Securities Trust
2.054% due 12/15/2029	3,000	3,013
2.439% due 12/15/2033	2,400	2,411
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049	1,704	1,714
Bank Mart Adjustable Rate Mortgage Trust
2.307% due 03/01/2019	1	1
BCAP LLC Trust
1.241% due 02/26/2047	8,068	7,701
Bear Stearns Adjustable Rate Mortgage Trust
2.819% due 04/25/2033	95	95
3.109% due 02/25/2033	21	20
3.132% due 01/25/2034	19	18
3.351% due 01/25/2034	629	631

Bear Stearns ALT-A Trust
3.149% due 09/25/2035		218	188
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036		768	605
3.107% due 12/26/2046		458	356
Citigroup Commercial Mortgage Trust
1.280% due 07/15/2027		500	504
1.854% due 09/15/2027		1,000	998
5.711% due 12/10/2049		2,686	2,709
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035		319	314
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032		92	86
2.650% due 06/25/2032		7	6
4.958% due 06/25/2032		8	8
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		276	239
GSR Mortgage Loan Trust
1.106% due 01/25/2034		63	55
3.289% due 01/25/2036 ^		85	80
Impac CMB Trust
1.516% due 10/25/2033		24	23
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051		2,162	2,191
Lehman Mortgage Trust
1.076% due 08/25/2036 ^		2,130	1,651
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036		319	299
Morgan Stanley Capital Trust
5.665% due 04/15/2049		1,014	1,021
Morgan Stanley Resecuritization Trust
0.894% due 01/26/2051		71	68
PFP Ltd.
2.157% due 07/14/2034		1,350	1,349
Prime Mortgage Trust
1.156% due 02/25/2034		85	80
Southern Pacific Financing PLC
0.556% due 06/10/2043	GBP	891	1,075
Structured Adjustable Rate Mortgage Loan Trust
3.087% due 09/25/2035		$2,169	1,929
Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035		508	493
1.036% due 02/25/2036 ^		390	330
8.914% due 06/25/2029		155	158
Titan Europe Ltd.
0.074% due 04/23/2017	EUR	1,021	1,048
Trinity Square PLC
1.551% due 07/15/2051	GBP	2,345	2,896
Wachovia Bank Commercial Mortgage Trust
5.707% due 06/15/2049		$553	558
5.969% due 02/15/2051		1,453	1,476
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045		188	181
1.767% due 11/25/2042		65	60
1.848% due 02/27/2034		446	438
1.967% due 06/25/2042		227	220
Wells Fargo Mortgage-Backed Securities Trust
3.027% due 07/25/2036 ^		817	787
3.040% due 01/25/2035		306	309

Total Non-Agency Mortgage-Backed Securities (Cost $41,217)			40,392

ASSET-BACKED SECURITIES 9.2%
AFC Home Equity Loan Trust
1.134% due 06/25/2028		148	133
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.671% due 01/25/2035		1,189	1,041
ARES CLO Ltd.
1.731% due 04/20/2023		2,425	2,422
2.164% due 10/12/2023		800	800
Babson CLO Ltd.
2.146% due 05/15/2023		791	792
Canadian Mortgage Pools
1.178% due 07/01/2020	CAD	10,735	7,981
Chase Funding Trust
1.496% due 10/25/2032		$101	96
CIFC Funding Ltd.
2.082% due 01/29/2025		3,100	3,100
2.177% due 08/14/2024		1,541	1,541
2.292% due 12/05/2024		1,000	1,001
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		634	437
0.916% due 12/25/2036		201	125
4.593% due 10/25/2037		379	356

Countrywide Asset-Backed Certificates
0.896% due 08/25/2037		508	396
0.956% due 06/25/2047		633	488
1.156% due 08/25/2034		979	915
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032		183	163
Dryden Senior Loan Fund
1.539% due 07/17/2023		2,197	2,200
2.054% due 01/15/2025		2,800	2,801
Eaton Vance CDO PLC
1.216% due 02/22/2027		3,106	3,088
Flatiron CLO Ltd.
2.430% due 01/15/2023		1,769	1,771
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		1,905	1,906
Fraser Sullivan CLO Ltd.
1.956% due 04/20/2023		1,155	1,156
GoldenTree Loan Opportunities Ltd.
1.146% due 05/01/2022		216	217
GSAMP Trust
0.896% due 06/25/2036		607	544
2.406% due 10/25/2034		146	138
HSI Asset Securitization Corp. Trust
1.086% due 02/25/2036		1,300	1,044
KVK CLO Ltd.
2.332% due 02/10/2025		663	664
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034		49	47
Mariner CLO LLC
2.221% due 07/23/2026		2,200	2,206
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2036		41	22
0.886% due 10/25/2036		169	135
Navient Student Loan Trust
1.906% due 03/25/2066		1,877	1,899
Neuberger Berman CLO Ltd.
2.182% due 07/25/2023		569	570
Ocean Trails CLO
1.124% due 10/12/2020		152	152
Octagon Investment Partners Ltd.
2.168% due 01/19/2025		1,700	1,698
Palmer Square Loan Funding Ltd.
2.231% due 06/21/2024		1,340	1,343
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		785	777
Pinnacle Park CLO Ltd.
2.211% due 04/15/2026 (a)		1,500	1,500
Primus CLO Ltd.
1.113% due 07/15/2021		906	905
Residential Asset Mortgage Products Trust
1.521% due 06/25/2035		587	581
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		318	298
1.026% due 04/25/2036		844	824
SLC Student Loan Trust
1.053% due 06/15/2024		698	696
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	3,707	3,802
0.035% due 12/15/2023		1,765	1,815
Soundview Home Loan Trust
0.916% due 11/25/2036		$190	177
Specialty Underwriting & Residential Finance Trust
1.731% due 12/25/2035		581	528
SpringCastle America Funding LLC
3.050% due 04/25/2029		3,200	3,220
Symphony CLO LP
1.976% due 01/09/2023		549	549
Venture CLO Ltd.
2.080% due 07/20/2022		2,200	2,201
2.333% due 01/15/2027		3,100	3,100
Voya CLO Ltd.
1.116% due 05/01/2022		491	492
2.180% due 10/15/2022		3,100	3,102
2.200% due 10/15/2022		500	501

Total Asset-Backed Securities (Cost $71,865)			70,456

SOVEREIGN ISSUES 4.3%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (d)	BRL	85,730	25,536
Export-Import Bank of Korea
1.631% due 01/17/2017		$1,400	1,400
1.637% due 05/26/2019		1,900	1,907
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,800	1,760
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,332

Total Sovereign Issues (Cost $32,304)			32,935

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. (b)
6.250% due 07/15/2033	72,000	0

Total Convertible Preferred Securities (Cost $0)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%
CERTIFICATES OF DEPOSIT 4.3%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	$100	100
Barclays Bank PLC
1.745% due 11/06/2017	2,500	2,502
1.751% due 09/08/2017	7,500	7,512
Credit Suisse AG
1.753% due 09/12/2017	2,900	2,904
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017	1,300	1,302
Natixis S.A.
1.688% due 09/25/2017	4,700	4,716
Norinchukin Bank
1.589% due 10/10/2017	4,900	4,912
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017	800	801
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017	500	501
1.723% due 09/18/2017	7,500	7,515

		32,765

COMMERCIAL PAPER 3.2%
Autonation, Inc.
1.370% due 01/04/2017	1,700	1,700
Comcast Corp.
1.066% due 01/24/2017	3,900	3,898
1.076% due 01/27/2017	1,500	1,499
Credit Suisse NY
1.507% due 07/03/2017	200	198
Energy Transfer Partners LP
1.573% due 01/10/2017	2,000	1,999
1.624% due 01/12/2017	1,300	1,299
Engie
1.649% due 10/03/2017	1,500	1,484
ENI Finance USA, Inc.
1.147% due 02/14/2017	900	899
1.806% due 10/02/2017	750	741
Enterprise Products Operating LLC
1.106% due 01/23/2017	400	400
Hitachi Capital America Corp.
1.115% due 01/05/2017	700	700
1.126% due 01/11/2017	400	400
Hyundai Capital America
1.045% due 02/02/2017	1,900	1,898
1.066% due 01/18/2017	1,000	1,000
Mondelez International, Inc.
1.076% due 01/24/2017	800	799
Natixis NY
1.434% due 07/03/2017	300	298
NiSource Finance Corp.
1.177% due 01/12/2017	900	900
1.259% due 01/23/2017	1,500	1,499
Sempra Energy Holdings
1.168% due 02/13/2017	1,400	1,398
Standard Chartered Bank
1.465% due 07/03/2017	300	298
Viacom, Inc.
1.553% due 02/03/2017	800	799
Volvo Group Treasury N.A.
1.065% due 01/12/2017	800	800

		24,906

REPURCHASE AGREEMENTS (g) 0.1%			808

JAPAN TREASURY BILLS 11.6%
(0.337)% due 01/10/2017 - 03/27/2017 (c)(d)	JPY	10,380,000	88,825

U.S. TREASURY BILLS 0.2%
0.457% due 02/02/2017 - 03/09/2017 (c)(d)(l)		$1,853	1,852

Total Short-Term Instruments (Cost $160,126)			149,156

Total Investments in Securities (Cost $763,771)			749,726

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short-Term Floating NAV Portfolio III		8,454,986	83,578

Total Short-Term Instruments (Cost $83,583)			83,578

Total Investments in Affiliates (Cost $83,583)			83,578

Total Investments 108.6% (Cost $847,354)			$833,304
Financial Derivative Instruments (i)(k) 9.0% (Cost or Premiums, net $(100))			69,317
Other Assets and Liabilities, net (17.6)%			(135,359)

Net Assets 100.0%			$767,262

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$808	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(826)	$808	$808

Total Repurchase Agreements						$(826)	$808	$808

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.800%	10/25/2016	01/25/2017	$(3,919)	$(3,925)
	0.820	11/02/2016	01/05/2017	(2,849)	(2,853)

Total Reverse Repurchase Agreements					$(6,778)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
TDM	0.880%	11/01/2016	01/03/2017	$(1,310)	$(1,312)

Total Sale-Buyback Transactions					$(1,312)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(42,773) at a weighted average interest rate of 0.547%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.125%	09/30/2021	$2,300	$(2,203)	$(2,223)

Total Short Sales				$(2,203)	$(2,223)

(4)	Payable for short sales includes $7 of accrued interest.

(h)	Securities with an aggregate market value of $7,977 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2017	674	$(168)	$0	$(300)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	20	(51)	9	(12)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	344	80	0	(56)
U.S. Treasury 10-Year Note March Futures	Short	03/2017	931	605	0	(320)

Total Futures Contracts				$466	$9	$(688)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.836%		$800	$6	$1	$0	$0
Kinder Morgan, Inc.	1.000	12/20/2021	1.316		700	(10)	12	0	0
Volkswagen International Finance NV	1.000	12/20/2017	0.289	EUR	4,600	36	5	1	0

						$32	$18	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$10,900	$(169)	$(69)	$0	$(3)

Total Swap Agreements				$(137)	$(51)	$1	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $8,949 and cash of $1,525 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	JPY	1,260,000		$12,490	$1,704	$0
	04/2017	DKK	123,958		18,724	1,084	0
BPS	01/2017	JPY	210,000		2,034	235	0
	02/2017		540,000		5,157	529	0
	03/2017		300,000		2,614	38	0
BRC	02/2017		$120	CNH	814	0	(4)
	03/2017	JPY	30,000		$256	0	(2)
	07/2017	DKK	15,706		2,396	150	0
CBK	01/2017		2,400		363	23	0
	01/2017	JPY	1,240,000		12,210	1,593	0
	01/2017	NZD	175		124	2	0
	02/2017	GBP	2,885		3,645	86	0
	02/2017	JPY	1,890,000		18,038	1,838	0
	03/2017		310,000		2,696	36	(2)
DUB	01/2017	BRL	51,975		15,214	0	(755)
	01/2017		$15,737	BRL	51,975	232	0
	04/2017	BRL	18,581		$5,349	0	(221)
	04/2017	DKK	36,960		5,510	250	0
GLM	01/2017	EUR	170		181	2	0
	01/2017	INR	8,735		129	1	0
	01/2017		$477	EUR	456	3	0
	02/2017	DKK	4,210		$593	0	(4)
HUS	01/2017		$871	CAD	1,141	0	(21)
	01/2017		700	DKK	4,655	0	(41)
	10/2017	DKK	37,350		$5,720	349	0
JPM	01/2017	BRL	33,269		9,679	0	(543)
	01/2017	EUR	6,082		6,476	72	0
	01/2017	JPY	9,030,000		87,827	10,531	0
	01/2017		$9,843	BRL	33,269	379	0
	04/2017	BRL	29,987		$8,758	0	(231)
	10/2017	DKK	5,010		768	47	0
MSB	01/2017	BRL	18,044		5,537	0	(7)
	01/2017		$5,354	BRL	18,044	190	0
	04/2017	BRL	18,581		$5,380	0	(190)
	04/2017	DKK	9,700		1,449	69	0
SCX	01/2017	CAD	11,493		8,520	0	(41)
TOR	01/2017	BRL	18,044		5,536	0	(7)
	01/2017		$5,296	BRL	18,044	248	0
	01/2017		7,681	CAD	10,352	30	0
	02/2017	CAD	10,352		$7,683	0	(30)
	04/2017	BRL	18,581		5,319	0	(251)
UAG	01/2017		$128	INR	8,735	0	0
	01/2017		42,709	JPY	4,430,000	0	(4,789)
	04/2017	INR	8,735		$127	0	0
	10/2017	DKK	3,385		517	30	0

Total Forward Foreign Currency Contracts						$19,751	$(7,139)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$5,800	$295	$399
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.650	03/01/2017	88,800	201	0
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	13,700	709	942

							$1,205	$1,341

Total Purchased Options							$1,205	$1,341

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$(5)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,000	$(302)	$(536)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	03/01/2017	19,300	(206)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(1,270)

							$(1,239)	$(1,806)

Total Written Options							$(1,338)	$(1,811)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	2	2	0
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	5,397	(52)	51	0	(1)

					$(52)	$54	$3	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.425% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/21/2027	EUR	22,600	$24,013	$85	$(350)	$0	$(265)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	3,193	3-Month USD-LIBOR less a specified spread	03/09/2017	$11,410	$0	$2,239	$2,239	$0
	Receive	S&P 500 Total Return Index	101,701	3-Month USD-LIBOR plus a specified spread	05/11/2017	397,010	0	37,537	37,537	0
	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	06/21/2017	206,076	0	15,627	15,627	0
	Receive	S&P 500 Total Return Index	1,649	3-Month USD-LIBOR plus a specified spread	09/07/2017	6,158	0	893	893	0
JPM	Receive	S&P 500 Total Return Index	3,564	3-Month USD-LIBOR less a specified spread	04/06/2017	13,419	0	1,823	1,823	0

							$0	$58,119	$58,119	$0

Total Swap Agreements							$33	$57,823	$58,122	$(266)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $5,617 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,893	$0	$8,893
Corporate Bonds & Notes
Banking & Finance	0	219,142	0	219,142
Industrials	0	40,412	0	40,412
Utilities	0	10,346	0	10,346
U.S. Government Agencies	0	103,563	0	103,563
U.S. Treasury Obligations	0	74,431	0	74,431
Non-Agency Mortgage-Backed Securities	0	40,035	357	40,392
Asset-Backed Securities	0	70,456	0	70,456
Sovereign Issues	0	32,935	0	32,935
Short-Term Instruments
Certificates of Deposit	0	32,765	0	32,765
Commercial Paper	0	24,906	0	24,906
Repurchase Agreements	0	808	0	808
Japan Treasury Bills	0	88,825	0	88,825
U.S. Treasury Bills	0	1,852	0	1,852
	$0	$749,369	$357	$749,726

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,578	$0	$0	$83,578

Total Investments	$83,578	$749,369	$357	$833,304

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,223)	$0	$(2,223)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	1	0	10
Over the counter	0	79,214	0	79,214
	$9	$79,215	$0	$79,224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(688)	(3)	0	(691)
Over the counter	0	(9,216)	0	(9,216)

	$(688)	$(9,219)	$0	$(9,907)

Total Financial Derivative Instruments	$(679)	$69,996	$0	$69,317

Totals	$82,899	$817,142	$357	$900,398

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.7%
CORPORATE BONDS & NOTES 54.0%
BANKING & FINANCE 15.7%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		$200	$208
American International Group, Inc.
3.900% due 04/01/2026		1,600	1,629
4.500% due 07/16/2044		3,000	2,964
American Tower Corp.
3.125% due 01/15/2027		1,800	1,668
Aviation Loan Trust
3.073% due 12/15/2022		1,001	907
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,381
Bank of America Corp.
4.100% due 07/24/2023		300	314
6.250% due 09/05/2024 (e)		2,000	2,002
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,800
Barclays Bank PLC
7.625% due 11/21/2022		2,500	2,748
10.179% due 06/12/2021		740	919
Barclays PLC
7.875% due 09/15/2022 (e)	GBP	700	864
8.000% due 12/15/2020 (e)	EUR	200	223
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$700	741
BNP Paribas S.A.
7.625% due 03/30/2021 (e)		800	846
BPCE S.A.
4.500% due 03/15/2025		900	877
4.625% due 07/11/2024		1,200	1,186
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,090
Citigroup, Inc.
6.625% due 06/15/2032		600	729
8.125% due 07/15/2039		780	1,161
Cooperatieve Rabobank UA
3.750% due 07/21/2026		1,000	981
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		800	811
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		800	840
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,399
Deutsche Bank AG
4.250% due 10/14/2021		3,000	3,012
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,962
FMR LLC
4.950% due 02/01/2033		2,000	2,080
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	4,283
Goldman Sachs Group, Inc.
2.640% due 10/28/2027		1,500	1,531
3.850% due 07/08/2024		1,400	1,430
5.375% due 05/10/2020 (e)		1,300	1,315
HBOS PLC
6.750% due 05/21/2018		1,900	2,008
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		1,800	1,775
6.500% due 09/15/2037		1,500	1,862
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,143
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,616
JPMorgan Chase & Co.
2.950% due 10/01/2026		1,000	954
5.000% due 07/01/2019 (e)		2,400	2,397
5.300% due 05/01/2020 (e)		500	512
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,490
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		634	655
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,075

Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,505
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,525
Navient Corp.
5.500% due 01/15/2019		700	728
5.625% due 08/01/2033		1,000	830
Old Republic International Corp.
3.875% due 08/26/2026		300	286
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,775
Progressive Corp.
3.700% due 01/26/2045		1,400	1,307
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,564
Rio Oil Finance Trust
9.250% due 07/06/2024		597	564
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		1,900	2,180
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)	GBP	200	248
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,414
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,190
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	1,979
3.900% due 05/01/2045		700	664
4.400% due 06/14/2046		1,400	1,340
4.900% due 11/17/2045		700	719
5.606% due 01/15/2044		200	227
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	884
6.600% due 01/15/2038		400	509
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,522
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,545

			88,893

INDUSTRIALS 26.3%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	2,962
AbbVie, Inc.
4.400% due 11/06/2042		3,100	2,922
Actavis Funding SCS
3.800% due 03/15/2025		800	801
Activision Blizzard, Inc.
6.125% due 09/15/2023		1,500	1,642
American Airlines Pass-Through Trust
3.000% due 04/15/2030		700	674
3.650% due 12/15/2029		500	497
4.375% due 04/01/2024		657	656
Amgen, Inc.
4.563% due 06/15/2048		2,169	2,102
4.950% due 10/01/2041		1,214	1,262
Anadarko Petroleum Corp.
7.950% due 06/15/2039		800	1,040
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037		900	1,150
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		600	609
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,500	1,637
Anthem, Inc.
4.650% due 01/15/2043		1,600	1,609
Apple, Inc.
2.450% due 08/04/2026		1,500	1,407
3.850% due 05/04/2043		1,300	1,244
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	623
Baxter International, Inc.
2.600% due 08/15/2026		1,500	1,386
Becton Dickinson and Co.
3.734% due 12/15/2024		647	662
Boston Scientific Corp.
7.375% due 01/15/2040		2,000	2,491
Canadian Pacific Railway Co.
2.900% due 02/01/2025		1,500	1,471
4.800% due 08/01/2045		700	751
Comcast Corp.
3.200% due 07/15/2036		1,300	1,170
6.400% due 05/15/2038		50	64
6.500% due 11/15/2035		200	256

6.550% due 07/01/2039		2,000	2,610
6.950% due 08/15/2037		700	955
7.050% due 03/15/2033		600	806
Cox Communications, Inc.
8.375% due 03/01/2039		1,600	1,998
CVS Pass-Through Trust
4.704% due 01/10/2036		3,216	3,391
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		600	883
Diamond Finance Corp.
5.450% due 06/15/2023		2,500	2,653
Discovery Communications LLC
4.950% due 05/15/2042		2,700	2,495
DISH DBS Corp.
7.875% due 09/01/2019		1,064	1,184
Domtar Corp.
6.750% due 02/15/2044		1,500	1,526
Dynegy, Inc.
5.875% due 06/01/2023		100	87
7.375% due 11/01/2022		100	96
Ecopetrol S.A.
7.375% due 09/18/2043		2,000	2,035
Enbridge, Inc.
4.500% due 06/10/2044		1,500	1,397
Encana Corp.
6.500% due 08/15/2034		500	540
Energy Transfer Partners LP
4.050% due 03/15/2025		1,800	1,783
6.625% due 10/15/2036		500	543
7.500% due 07/01/2038		400	464
Enterprise Products Operating LLC
4.450% due 02/15/2043		2,600	2,469
5.750% due 03/01/2035		200	219
EQT Midstream Partners LP
4.125% due 12/01/2026		400	390
Fidelity National Information Services, Inc.
3.000% due 08/15/2026		1,600	1,505
Ford Motor Co.
7.450% due 07/16/2031		2,200	2,763
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		400	333
General Electric Co.
6.750% due 03/15/2032		831	1,106
6.875% due 01/10/2039		344	485
Goldcorp, Inc.
5.450% due 06/09/2044		1,600	1,572
GTL Trade Finance, Inc.
5.893% due 04/29/2024		792	792
Hess Corp.
5.800% due 04/01/2047		1,500	1,560
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)
3.250% due 09/15/2023 (a)	EUR	1,300	1,414
International Paper Co.
3.000% due 02/15/2027		$1,500	1,416
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		1,500	1,743
Kinetic Concepts, Inc.
9.625% due 10/01/2021		1,000	1,062
Kraft Heinz Foods Co.
6.500% due 02/09/2040		800	976
Laboratory Corp. of America Holdings
4.700% due 02/01/2045		1,200	1,188
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		648	629
Masco Corp.
7.750% due 08/01/2029		2,400	2,943
Medtronic, Inc.
4.625% due 03/15/2045		2,100	2,272
Microsoft Corp.
3.750% due 02/12/2045		1,300	1,220
NBCUniversal Media LLC
6.400% due 04/30/2040		1,100	1,423
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		950	901
Newmont Mining Corp.
6.250% due 10/01/2039		382	421
NVIDIA Corp.
3.200% due 09/16/2026		1,700	1,635
ONEOK Partners LP
6.200% due 09/15/2043		2,000	2,228
Oracle Corp.
3.850% due 07/15/2036		1,500	1,464
4.125% due 05/15/2045		1,900	1,842
4.500% due 07/08/2044		1,500	1,532
Owens Corning
3.400% due 08/15/2026		1,300	1,236

Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,349
5.625% due 01/23/2046	1,100	917
6.500% due 06/02/2041	1,000	942
Pfizer, Inc.
7.200% due 03/15/2039	670	968
Pride International, Inc.
7.875% due 08/15/2040	200	180
QVC, Inc.
5.950% due 03/15/2043	2,100	1,893
Regency Energy Partners LP
5.000% due 10/01/2022	900	954
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,418
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,200
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,519
SFR Group S.A.
7.375% due 05/01/2026	1,100	1,127
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,307
Southern Co.
3.250% due 07/01/2026	800	779
Southern Copper Corp.
5.250% due 11/08/2042	1,000	920
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,660
Suncor Energy, Inc.
6.500% due 06/15/2038	200	256
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	484
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	121
8.375% due 06/15/2032	2,400	2,995
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	32
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,802
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,862
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,321
5.875% due 11/15/2040	400	427
6.550% due 05/01/2037	700	794
Time Warner, Inc.
4.650% due 06/01/2044	200	193
6.250% due 03/29/2041	100	118
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	124
7.250% due 08/15/2038	300	405
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	478	519
United Airlines Pass-Through Trust
4.000% due 10/11/2027	915	935
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,701
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,564
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	1,200	1,020
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,988	1,925
Viacom, Inc.
4.850% due 12/15/2034	700	625
5.250% due 04/01/2044	1,400	1,276
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,612
6.200% due 04/15/2038	900	1,187
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,289
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,541
8.750% due 03/15/2032	137	166
Williams Partners LP
4.900% due 01/15/2045	1,500	1,389
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,565

		148,654

UTILITIES 12.0%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,229

Anadarko Finance Co.
7.500% due 05/01/2031	900	1,147
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,797
7.000% due 04/01/2038	100	132
AT&T, Inc.
4.500% due 03/09/2048	2,073	1,876
4.550% due 03/09/2049	3,750	3,411
4.750% due 05/15/2046	1,000	949
4.800% due 06/15/2044	2,400	2,272
5.350% due 09/01/2040	361	371
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	491
6.500% due 09/15/2037	1,600	2,086
British Telecommunications PLC
9.125% due 12/15/2030	600	916
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	938	283
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,230
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	542
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	885
Emera, Inc.
6.750% due 06/15/2076	1,400	1,505
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,635
FirstEnergy Corp.
7.375% due 11/15/2031	400	516
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,107
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	600
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,672
Majapahit Holding BV
7.750% due 01/20/2020	900	1,012
NGPL PipeCo LLC
7.768% due 12/15/2037	700	745
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,399
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	235
5.800% due 03/01/2037	1,000	1,222
PacifiCorp
6.000% due 01/15/2039	1,300	1,655
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	2,244
7.875% due 03/15/2019	2,388	2,565
8.375% due 05/23/2021	600	648
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	982
5.150% due 06/01/2042	1,400	1,300
6.650% due 01/15/2037	100	109
Progress Energy, Inc.
7.750% due 03/01/2031	400	551
SES S.A.
5.300% due 04/04/2043	1,800	1,559
Shell International Finance BV
3.625% due 08/21/2042	1,100	995
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,326
Southern California Edison Co.
5.625% due 02/01/2036	200	240
6.000% due 01/15/2034	300	371
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,285
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,632
4.672% due 03/15/2055	3,422	3,231
5.012% due 08/21/2054	8,500	8,502
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,594

Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,481

		67,535

Total Corporate Bonds & Notes (Cost $303,143)		305,082

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,833
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	568
7.500% due 04/01/2034	600	849
7.550% due 04/01/2039	700	1,037
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	210
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,151
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	134
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,136
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,935

		10,853

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,670

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,930

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	220

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	538

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	505
6.814% due 11/15/2040	1,400	1,860

		2,365

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	324

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,411

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	86

Total Municipal Bonds & Notes (Cost $20,966)		23,397

U.S. GOVERNMENT AGENCIES 20.4%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	12,649
0.956% due 10/27/2037	42	42
3.500% due 08/01/2046	5,358	5,511
3.980% due 07/01/2021	2,500	2,674
5.625% due 04/17/2028	100	125
6.210% due 08/06/2038	9,643	13,611
Fannie Mae, TBA
3.000% due 02/01/2047	4,600	4,560
3.500% due 01/01/2047 - 02/01/2047	48,600	49,767
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	675
5.000% due 04/15/2038	142	155
6.250% due 07/15/2032	500	688
6.750% due 03/15/2031	2,800	3,952

Ginnie Mae
3.500% due 11/20/2044	1,413	1,359
5.500% due 10/20/2037	496	584
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,352
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,400	12,208
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,487
Small Business Administration
5.290% due 12/01/2027	167	180
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,209
5.250% due 09/15/2039	400	503
5.375% due 04/01/2056	650	813

Total U.S. Government Agencies (Cost $111,708)		115,104

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
2.250% due 08/15/2046 (g)	37,392	31,361
2.500% due 02/15/2046 (i)	10,000	8,867
2.500% due 05/15/2046 (g)	24,309	21,550
2.750% due 08/15/2042 (g)(i)(k)	9,800	9,242
2.875% due 05/15/2043 (g)(i)	13,737	13,244
2.875% due 11/15/2046 (g)	11,599	11,173
3.000% due 05/15/2045 (i)	3,400	3,347
3.125% due 02/15/2043 (g)	23,800	24,071
4.375% due 05/15/2040 (i)(k)	1,200	1,480
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (i)	924	870
1.375% due 02/15/2044 (i)	11,538	12,608
U.S. Treasury Notes
2.000% due 11/15/2026	452	434
U.S. Treasury STRIPS (c)
0.000% due 05/15/2032	1,100	703
0.000% due 11/15/2032	7,400	4,654
0.000% due 08/15/2033	2,500	1,533
0.000% due 11/15/2033	500	304
0.000% due 05/15/2034	600	357
0.000% due 11/15/2034	200	117
0.000% due 08/15/2040	18,800	9,042
0.000% due 11/15/2040	12,200	5,827
0.000% due 08/15/2042	2,600	1,161
0.000% due 05/15/2043	7,000	3,053
0.000% due 11/15/2043	1,000	435
0.000% due 11/15/2044	13,200	5,483
0.000% due 02/15/2045	200	82

Total U.S. Treasury Obligations (Cost $175,503)		170,998

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,353
Banc of America Alternative Loan Trust
6.000% due 01/25/2034	2,441	2,509
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,178
5.122% due 08/10/2035	700	729
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 01/25/2035	7	6
Citigroup Mortgage Loan Trust, Inc.
2.874% due 03/25/2034	112	111
DBUBS Mortgage Trust
2.014% due 07/12/2044	1,086	1,101
Downey Savings & Loan Association Mortgage Loan Trust
2.776% due 07/19/2044	58	57
GSMPS Mortgage Loan Trust
1.106% due 01/25/2036	1,509	1,271
Homestar Mortgage Acceptance Corp.
1.456% due 06/25/2034	647	637
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034	1,400	1,359
IndyMac Mortgage Loan Trust
0.936% due 07/25/2047	185	126
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,130	1,163
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,346	1,380
Merrill Lynch Mortgage Investors Trust
2.943% due 11/25/2035	1,546	1,533
RBSSP Resecuritization Trust
2.847% due 12/25/2035	1,602	1,608

SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043		1,600	1,581
Structured Adjustable Rate Mortgage Loan Trust
3.093% due 02/25/2034		20	20
Structured Asset Mortgage Investments Trust
0.946% due 07/25/2046 ^		79	66
0.976% due 05/25/2036		147	114
WaMu Mortgage Pass-Through Certificates Trust
1.126% due 05/25/2034		1,450	1,239
1.176% due 06/25/2044		200	187
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,385
Wells Fargo Mortgage-Backed Securities Trust
3.014% due 01/25/2035		730	727

Total Non-Agency Mortgage-Backed Securities (Cost $21,300)			21,440

ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
1.626% due 01/25/2035		1,208	1,125
CIFC Funding Ltd.
2.082% due 01/29/2025		1,000	1,000
2.258% due 01/17/2027		2,000	1,997
Equifirst Loan Securitization Trust
0.926% due 04/25/2037		1,475	1,312
First Franklin Mortgage Loan Trust
1.706% due 07/25/2033		1,438	1,378
GoldenTree Loan Opportunities Ltd.
2.238% due 10/29/2026		1,900	1,900
HSI Asset Securitization Corp. Trust
0.916% due 05/25/2037		1,367	1,274
JPMorgan Mortgage Acquisition Trust
1.206% due 11/25/2036		1,615	1,303
NYMT Residential
4.000% due 03/25/2021		942	937
RAAC Trust
1.436% due 05/25/2044		1,301	1,279
Securitized Asset-Backed Receivables LLC Trust
0.996% due 03/25/2036		1,412	1,341
Shackleton CLO Ltd.
2.092% due 08/12/2023		1,700	1,701
SLM Student Loan Trust
2.382% due 04/25/2023		217	217
Specialty Underwriting & Residential Finance Trust
1.146% due 12/25/2036		1,400	1,197
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		1,389	1,384
Structured Asset Investment Loan Trust
0.906% due 06/25/2036		1,427	1,270
0.916% due 05/25/2036		1,442	1,322
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,045	1,043
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		1,194	1,207
VOLT LLC
4.000% due 05/25/2046		1,530	1,536
4.250% due 03/26/2046		1,007	1,016
WhiteHorse Ltd.
2.078% due 02/03/2025		2,500	2,500

Total Asset-Backed Securities (Cost $29,096)			29,239

SOVEREIGN ISSUES 1.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	854
Brazil Government International Bond
5.625% due 02/21/2047		1,400	1,232
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,302
Mexico Government International Bond
4.600% due 01/23/2046		534	481
Saudi Government International Bond
4.500% due 10/26/2046		1,300	1,249
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,119

Total Sovereign Issues (Cost $6,412)			6,237

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (f) 2.4%		13,360

U.S. TREASURY BILLS 0.4%
0.460% due 02/02/2017 - 02/23/2017 (b)(c)(g)	$2,510	2,509

Total Short-Term Instruments (Cost $15,869)		15,869

Total Investments in Securities (Cost $683,997)		687,366

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	144,238	1,426

Total Short-Term Instruments (Cost $1,426)		1,426

Total Investments in Affiliates (Cost $1,426)		1,426

Total Investments 122.0% (Cost $685,423)		$688,792
Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(54))		(1,941)
Other Assets and Liabilities, net (21.7)%		(122,244)

Net Assets 100.0%		$564,607

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$12,900	U.S. Treasury Bonds 2.500% due 02/15/2046	$(4,324)	$12,900	$12,901
					U.S. Treasury Floating Rate Notes 0.686% due 10/31/2018	(8,905)
SSB	0.010	12/30/2016	01/03/2017	460	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(473)	460	460

Total Repurchase Agreements						$(13,702)	$13,360	$13,361

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.890%	12/16/2016	01/31/2017	$(8,836)	$(8,840)
	0.930	12/16/2016	01/23/2017	(6,440)	(6,443)
BOS	0.700	11/02/2016	01/17/2017	(12,177)	(12,191)
	1.000	11/04/2016	01/04/2017	(1,116)	(1,118)
BSN	0.820	11/02/2016	01/04/2017	(3,255)	(3,260)
	0.820	11/02/2016	01/05/2017	(1,229)	(1,231)
JPS	0.000	12/30/2016	01/03/2017	(12,893)	(12,892)
	0.650	11/15/2016	01/17/2017	(6,002)	(6,007)

Total Reverse Repurchase Agreements					$(51,982)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.550%	11/07/2016	01/09/2017	$(9,405)	$(9,413)
	1.260	12/16/2016	01/10/2017	(8,753)	(8,758)
NOM	1.000	12/02/2016	01/13/2017	(2,799)	(2,801)
TDM	1.040	12/12/2016	01/23/2017	(2,277)	(2,279)

Total Sale-Buyback Transactions					$(23,251)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(52,636) at a weighted average interest rate of 0.454%.
(4)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(g)	Securities with an aggregate market value of $75,438 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	12	$(5)	$(1)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	12	(3)	(1)

				$(8)	$(2)

Total Written Options				$(8)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2017	3,056	$(757)	$0	$(1,360)
S&P 500 Index March Futures	Long	03/2017	326	(901)	0	(725)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	94	(9)	32	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	48	(90)	36	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	85	(123)	83	0

Total Futures Contracts				$(1,880)	$151	$(2,085)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.836%		$700	$6	$1	$0	$0
Kinder Morgan, Inc.	1.000	06/20/2021	1.193		1,100	(9)	15	0	(1)
Kinder Morgan, Inc.	1.000	12/20/2021	1.316		100	(1)	2	0	0
Volkswagen International Finance NV	1.000	06/20/2017	0.247	EUR	1,400	6	4	0	0
Volkswagen International Finance NV	1.000	06/20/2021	0.961		500	1	3	0	0

						$3	$25	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$7,700	$(120)	$(11)	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/21/2018		$5,900	$23	$41	$0	$(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		10,800	(106)	187	0	(4)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		15,200	338	104	0	(17)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		700	(5)	34	0	(2)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		800	3	46	0	(3)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		27,250	1,458	2,092	0	(91)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		2,700	226	(8)	0	(9)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047	GBP	350	(35)	30	0	(6)
Receive	UKRPI	3.585	10/15/2046		150	6	6	0	0

						$1,908	$2,532	$0	$(133)

Total Swap Agreements						$1,791	$2,546	$0	$(136)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $25,471 and cash of $3,065 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	02/2017	GBP	815		$1,030	$24	$0
DUB	02/2017		$2,737	MXN	52,514	0	(218)
JPM	01/2017	CAD	388		$289	0	0
	01/2017	EUR	2,232		2,376	27	0
	02/2017		$2,877	MXN	60,101	7	0
	02/2017		1,351	RUB	89,508	92	0
SCX	01/2017	BRL	9,900		$3,024	0	(17)
	01/2017		$3,038	BRL	9,900	4	0
	02/2017		2,997		9,900	19	0
TOR	01/2017	BRL	9,900		$3,038	0	(4)
	01/2017		$2,918	BRL	9,900	123	0

Total Forward Foreign Currency Contracts						$296	$(239)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	120.000	05/10/2017	$5,000	$46	$84

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019	$100	$7	$14
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	16,150	57	0
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	14

							$72	$28

Total Purchased Options							$118	$112

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	1,350	$(2)	$0
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		8,800	(17)	(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		3,600	(6)	(1)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		3,050	(6)	(1)
GST	Call - OTC iTraxx Europe 26 5-Year Index	Buy	0.650	01/18/2017		4,200	(3)	(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	01/18/2017		4,200	(6)	0
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		1,700	(3)	0
JPM	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		3,500	(8)	(1)
MYC	Call - OTC CDX.IG-27 5-Year Index	Buy	0.650	01/18/2017	$	5,000	(4)	(2)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	01/18/2017		5,000	(6)	0

							$(61)	$(7)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$500	$(7)	$(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	1,800	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	1,800	(14)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,400	(57)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(18)

							$(99)	$(57)

Total Written Options							$(199)	$(64)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2021	1.366%		$800	$(7)	$(5)	$0	$(12)
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	0.995		400	(14)	14	0	0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	600	(10)	11	1	0
	Italy Government International Bond	1.000	06/20/2021	1.366		$600	(4)	(5)	0	(9)
BRC	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819		1,100	(9)	18	9	0
	Italy Government International Bond	1.000	06/20/2021	1.366		700	(5)	(5)	0	(10)
	Saudi Arabia Government International Bond	1.000	12/20/2021	1.130		400	(9)	7	0	(2)
CBK	Credit Suisse Group Finance	1.000	06/20/2017	0.504	EUR	600	1	0	1	0
	Italy Government International Bond	1.000	12/20/2021	1.431		$1,200	(35)	12	0	(23)
DUB	Mexico Government International Bond	1.000	06/20/2021	1.407		3,000	(71)	20	0	(51)
FBF	Mexico Government International Bond	1.000	12/20/2021	1.545		200	(5)	0	0	(5)
HUS	Mexico Government International Bond	1.000	12/20/2021	1.545		1,500	(41)	3	0	(38)
JPM	Saudi Arabia Government International Bond	1.000	12/20/2021	1.130		1,100	(21)	15	0	(6)

							$(230)	$85	$11	$(156)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	12/20/2021	$900	$71	$45	$116	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	700	57	33	90	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	2,900	265	109	374	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	1,500	139	54	193	0
MYC	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,600	(267)	58	0	(209)

					$265	$299	$773	$(209)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR less a specified spread	03/23/2017	$39,665	$0	$(393)	$0	$(393)

Total Swap Agreements							$35	$(9)	$784	$(758)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $581 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$88,893	$0	$88,893
Industrials	0	148,654	0	148,654
Utilities	0	67,535	0	67,535
Municipal Bonds & Notes
California	0	10,853	0	10,853
Georgia	0	3,670	0	3,670
Illinois	0	2,930	0	2,930
Nevada	0	220	0	220
New Jersey	0	538	0	538
New York	0	2,365	0	2,365
North Carolina	0	324	0	324
Ohio	0	2,411	0	2,411
West Virginia	0	86	0	86
U.S. Government Agencies	0	115,104	0	115,104
U.S. Treasury Obligations	0	170,998	0	170,998
Non-Agency Mortgage-Backed Securities	0	21,440	0	21,440
Asset-Backed Securities	0	29,239	0	29,239
Sovereign Issues	0	6,237	0	6,237
Short-Term Instruments
Repurchase Agreements	0	13,360	0	13,360
U.S. Treasury Bills	0	2,509	0	2,509
	$0	$687,366	$0	$687,366

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,426	$0	$0	$1,426

Total Investments	$1,426	$687,366	$0	$688,792

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	151	0	0	151
Over the counter	0	1,192	0	1,192
	$151	$1,192	$0	$1,343

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,085)	(138)	0	(2,223)
Over the counter	0	(1,061)	0	(1,061)

	$(2,085)	$(1,199)	$0	$(3,284)

Total Financial Derivative Instruments	$(1,934)	$(7)	$0	$(1,941)

Totals	$(508)	$687,359	$0	$686,851

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.3%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,211	$1,230
Charter Communications Operating LLC
3.500% due 01/15/2024		1,787	1,798
FCA U.S. LLC
3.500% due 05/24/2017		923	926

Total Bank Loan Obligations (Cost $3,905)			3,954

CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 10.1%
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,389
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		6,800	7,108
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	3,700	3,938
Banco Santander S.A.
6.250% due 09/11/2021 (f)		600	594
Bank of America Corp.
1.868% due 04/01/2019		$8,300	8,342
2.000% due 01/11/2018		2,519	2,525
2.650% due 04/01/2019		6,900	6,974
5.650% due 05/01/2018		1,000	1,048
5.750% due 12/01/2017		5,700	5,905
6.400% due 08/28/2017		769	793
6.875% due 04/25/2018		8,000	8,505
7.625% due 06/01/2019		400	450
Barclays Bank PLC
10.179% due 06/12/2021		13,440	16,691
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	1,200	1,229
8.000% due 12/15/2020 (f)		1,800	2,005
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	11,535
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		1,000	1,007
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,217
CIT Group, Inc.
5.250% due 03/15/2018		$3,300	3,428
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,111
Credit Agricole S.A.
1.498% due 06/12/2017		16,800	16,821
Deutsche Bank AG
4.250% due 10/14/2021		10,450	10,492
Eksportfinans ASA
5.500% due 06/26/2017		900	914
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,362
Ford Motor Credit Co. LLC
1.660% due 01/17/2017		$3,100	3,101
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,319
2.625% due 07/10/2017		2,900	2,916
3.450% due 04/10/2022		3,200	3,165
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,477
Goldman Sachs Group, Inc.
1.586% due 05/22/2017		$3,600	3,606
2.241% due 11/15/2021		3,500	3,521
2.640% due 10/28/2027		1,400	1,429
HSBC Holdings PLC
2.498% due 01/05/2022		3,400	3,466
3.400% due 03/08/2021		1,300	1,322
4.300% due 03/08/2026		1,000	1,037
6.000% due 09/29/2023 (f)	EUR	400	437
HSBC USA, Inc.
1.651% due 08/07/2018		$3,900	3,898
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,890
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,274

LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,502
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	12
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		6,200	8,293
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,300	1,682
Morgan Stanley
2.162% due 04/25/2018		$4,100	4,144
6.250% due 08/28/2017		300	309
Navient Corp.
5.500% due 01/15/2019		3,400	3,536
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	5,100	5,434
Novo Banco S.A.
5.000% due 05/23/2019		500	363
PHH Corp.
6.375% due 08/15/2021		$4,250	4,271
Rio Oil Finance Trust
9.250% due 07/06/2024		1,745	1,649
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		500	475
8.000% due 08/10/2025 (f)		400	384
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,387
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,647
Swedbank Hypotek AB
1.375% due 03/28/2018		6,000	5,980
Synchrony Financial
2.111% due 02/03/2020		3,200	3,165
2.700% due 02/03/2020		2,100	2,094
UBS AG
7.250% due 02/22/2022		1,800	1,814
7.625% due 08/17/2022		4,700	5,340
UBS Group AG
5.750% due 02/19/2022 (f)	EUR	200	222
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$700	700
4.125% due 09/24/2025		800	816
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	2,000	2,101
Wells Fargo & Co.
1.359% due 09/14/2018		$5,300	5,299
2.600% due 07/22/2020		3,400	3,419
Westpac Banking Corp.
1.850% due 11/26/2018		500	501

			239,780

INDUSTRIALS 1.9%
AbbVie, Inc.
1.800% due 05/14/2018		2,700	2,703
2.500% due 05/14/2020		800	800
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	197
4.700% due 05/14/2045		200	197
Actavis Funding SCS
2.208% due 03/12/2020		500	510
4.550% due 03/15/2035		1,000	991
Amgen, Inc.
1.516% due 05/22/2019		2,900	2,919
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		800	812
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,881
4.908% due 07/23/2025		1,400	1,476
6.384% due 10/23/2035		300	343
6.484% due 10/23/2045		600	695
6.834% due 10/23/2055		100	117
Cigna Corp.
4.500% due 03/15/2021		200	213
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,579
CNPC General Capital Ltd.
1.802% due 05/14/2017		1,400	1,401
2.750% due 05/14/2019		200	202
CVS Health Corp.
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		1,140	1,177
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,985

Kraft Heinz Foods Co.
2.000% due 07/02/2018		$300	300
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		200	210
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,906
QUALCOMM, Inc.
4.800% due 05/20/2045		500	535
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,480
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,030	2,992
2.400% due 09/23/2021		1,670	1,613
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,673
Williams Partners LP
4.500% due 11/15/2023		1,100	1,130
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		3,500	3,501
2.700% due 04/01/2020		2,200	2,201
3.550% due 04/01/2025		2,100	2,046

			44,592

UTILITIES 1.8%
AT&T, Inc.
4.500% due 05/15/2035		200	194
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		9,500	9,494
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		300	137
Petrobras Global Finance BV
3.873% due 03/17/2020		1,200	1,176
5.750% due 01/20/2020		3,500	3,552
7.875% due 03/15/2019		1,603	1,722
8.375% due 05/23/2021		3,400	3,672
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	832
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017		$5,500	5,503
1.750% due 04/10/2017		8,900	8,900
Sprint Communications, Inc.
8.375% due 08/15/2017		7,100	7,375
Verizon Communications, Inc.
2.709% due 09/14/2018		1,500	1,534

			44,091

Total Corporate Bonds & Notes (Cost $329,885)			328,463

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,775

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		700	727
7.750% due 01/01/2042		1,200	1,219

			1,946

Total Municipal Bonds & Notes (Cost $3,168)			3,721

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
0.876% due 03/25/2034		6	6
0.886% due 03/25/2036		223	214
1.106% due 09/25/2042		187	186
1.875% due 11/25/2023		31	32
2.256% due 04/25/2024		31	32
2.284% due 08/01/2035		156	162
2.568% due 09/01/2035		159	166
2.635% due 07/01/2032		17	17
2.660% due 02/01/2034		77	80
2.709% due 10/01/2035		126	133
2.756% due 09/01/2031		1	1
2.773% due 02/01/2035		66	70
2.834% due 07/01/2035		180	190
2.857% due 08/01/2036		201	212

2.872% due 11/01/2034		146	155
2.947% due 10/01/2035		96	101
2.959% due 03/01/2036		585	621
3.156% due 10/01/2035		113	119
4.000% due 10/01/2030 - 08/01/2042		54,799	58,144
5.500% due 02/01/2024 - 09/01/2027		42	47
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047		165,200	163,839
3.500% due 01/01/2047		233,200	238,885
Freddie Mac
0.904% due 10/15/2020		13	13
1.104% due 11/15/2043		3,295	3,286
1.741% due 10/25/2044		62	63
1.941% due 07/25/2044		291	292
2.594% due 09/01/2035		47	49
Ginnie Mae
1.050% due 08/20/2062		2,069	2,063
1.107% due 03/16/2032		9	9
2.000% due 11/20/2024		29	30
3.500% due 02/15/2045 - 03/15/2045		6,535	6,799
Ginnie Mae, TBA
4.000% due 01/01/2047		5,000	5,306
Overseas Private Investment Corp.
4.140% due 05/15/2030		1,123	1,205

Total U.S. Government Agencies (Cost $481,045)			482,527

U.S. TREASURY OBLIGATIONS 55.1%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)		27,300	24,206
3.000% due 11/15/2044 (h)		1,950	1,923
3.125% due 08/15/2044 (h)		1,200	1,212
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (k)		14,821	14,869
0.125% due 07/15/2024		46,420	45,636
0.250% due 01/15/2025		92,358	90,876
0.625% due 01/15/2026		3,764	3,798
0.750% due 02/15/2045		1,745	1,644
1.750% due 01/15/2028		1,154	1,289
2.375% due 01/15/2025 (k)		22,954	26,370
2.375% due 01/15/2027		1,318	1,546
2.500% due 01/15/2029		27,020	32,622
U.S. Treasury Notes
1.375% due 09/30/2020 (h)(k)		121,200	119,756
1.375% due 10/31/2020 (k)		98,300	97,033
1.500% due 08/15/2026 (h)		57,000	52,342
1.750% due 12/31/2020 (h)		200,400	200,204
1.875% due 08/31/2022 (h)(k)		293,800	290,112
1.875% due 10/31/2022 (k)		91,700	90,395
2.000% due 11/30/2020 (k)(m)		34,100	34,431
2.000% due 07/31/2022 (k)		38,100	37,925
2.000% due 08/15/2025		19,900	19,253
2.000% due 11/15/2026		31,200	29,975
2.125% due 08/31/2020 (k)		69,100	70,179
2.125% due 11/30/2023		2,800	2,778
2.125% due 05/15/2025 (k)		20,450	20,023
2.250% due 11/15/2025		800	789

Total U.S. Treasury Obligations (Cost $1,331,413)			1,311,186

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^		966	711
0.966% due 10/25/2046		332	223
American Home Mortgage Investment Trust
2.778% due 09/25/2045		203	201
3.293% due 02/25/2045		371	376
Banc of America Funding Trust
0.969% due 06/20/2047		7,163	7,015
3.211% due 01/20/2047 ^		45	38
Banc of America Re-REMIC Trust
5.722% due 02/24/2051		78	78
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		89	89
Bear Stearns ALT-A Trust
2.993% due 05/25/2035		161	155
3.110% due 08/25/2036 ^		581	406
3.176% due 07/25/2035		7,543	6,839
Berica ABS SRL
0.019% due 12/31/2055	EUR	367	385
Berica Residential MBS SRL
0.066% due 03/31/2048		734	767
Citigroup Commercial Mortgage Trust
2.133% due 09/10/2045 (a)		$8,400	532

5.733% due 06/14/2050	95	96
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	279	281
4.850% due 09/25/2037 ^	382	310
Countrywide Alternative Loan Trust
0.926% due 11/25/2036	2,129	1,930
0.949% due 03/20/2046	1,128	843
0.949% due 07/20/2046 ^	726	398
1.306% due 05/25/2035	2,501	2,116
2.617% due 10/20/2035	466	325
3.134% due 06/25/2037	1,254	1,124
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	124	116
1.396% due 03/25/2035	77	65
Credit Suisse First Boston Mortgage Securities Corp.
2.743% due 06/25/2033	72	71
Credit Suisse Mortgage Capital Certificates
1.056% due 01/27/2037	2,318	1,249
Downey Savings & Loan Association Mortgage Loan Trust
0.996% due 08/19/2045	446	383
2.776% due 07/19/2044	34	34
First Horizon Alternative Mortgage Securities Trust
2.832% due 03/25/2035	113	88
First Horizon Mortgage Pass-Through Trust
2.978% due 08/25/2035	27	23
First Republic Mortgage Loan Trust
1.054% due 11/15/2031	34	32
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,330	2,337
GreenPoint Mortgage Funding Trust
0.936% due 01/25/2037	12,094	9,731
GSMSC Pass-Through Trust
0.984% due 12/26/2036	4,804	1,292
GSR Mortgage Loan Trust
0.946% due 08/25/2046	97	96
3.010% due 09/25/2035	88	91
HomeBanc Mortgage Trust
2.749% due 04/25/2037 ^	780	508
IndyMac Mortgage Loan Trust
0.966% due 05/25/2046	1,173	971
1.056% due 06/25/2037 ^	281	143
1.536% due 05/25/2034	13	12
3.004% due 12/25/2034	24	22
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	4,336	3,543
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	5,600	5,618
JPMorgan Mortgage Trust
3.169% due 02/25/2035	50	49
6.000% due 01/25/2036 ^	520	438
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	106	100
1.006% due 11/25/2035	12	11
1.617% due 10/25/2035	22	21
Morgan Stanley Capital Trust
5.902% due 06/11/2049	65	66
RBSSP Resecuritization Trust
1.084% due 08/26/2037	3,330	1,433
2.847% due 10/26/2035	3,555	3,596
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2047	5,123	4,401
0.916% due 01/25/2037	12,469	10,598
0.926% due 01/25/2037	7,804	6,086
0.941% due 12/25/2036	195	160
1.056% due 01/25/2035	113	109
1.853% due 11/25/2037	12,037	8,341
3.757% due 09/25/2034	9,002	8,754
5.000% due 09/25/2036 ^	403	338
6.000% due 03/25/2037 ^	4,577	4,017
Residential Asset Securitization Trust
1.106% due 10/25/2018	53	52
5.500% due 09/25/2035 ^	5,037	4,467
Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040	79	79
5.902% due 06/16/2049	102	102
5.969% due 02/16/2051	137	136
Structured Adjustable Rate Mortgage Loan Trust
1.974% due 01/25/2035	146	114
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036	16,234	13,033
0.946% due 07/25/2046 ^	5,249	3,830
0.976% due 05/25/2036	184	143
0.976% due 05/25/2046	579	314
0.986% due 07/19/2035	117	112

1.036% due 02/25/2036 ^	360	305
1.765% due 02/25/2036 ^	1,500	1,380
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.149% due 06/25/2033	46	45
3.156% due 07/25/2032	2	1
UBS-Barclays Commercial Mortgage Trust
1.033% due 03/10/2046 (a)	28,051	1,371
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045	1,582	1,524
1.066% due 01/25/2045	78	75
1.396% due 01/25/2045	74	70
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% due 11/25/2046	5,004	3,661
1.417% due 10/25/2046 ^	7,396	5,285
Wells Fargo Commercial Mortgage Trust
1.568% due 02/15/2027	2,200	2,204
Wells Fargo Mortgage-Backed Securities Trust
3.073% due 10/25/2033	46	46

Total Non-Agency Mortgage-Backed Securities (Cost $135,007)		138,530

ASSET-BACKED SECURITIES 11.2%
Aames Mortgage Investment Trust
2.609% due 01/25/2035	5,000	4,268
ACE Securities Corp. Home Equity Loan Trust
0.996% due 12/25/2036	18,158	11,355
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.206% due 10/25/2035	1,400	1,334
1.226% due 10/25/2035	9,500	7,263
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.266% due 10/25/2035	7,530	6,566
1.776% due 10/25/2034	1,000	932
Asset-Backed Securities Corp. Home Equity Loan Trust
1.851% due 02/25/2035	1,398	1,167
Bear Stearns Asset-Backed Securities Trust
1.206% due 08/25/2036	9,500	8,445
3.312% due 10/25/2036	614	592
Carlyle High Yield Partners Ltd.
1.093% due 04/19/2022	3,012	3,012
Cavalry CLO Ltd.
2.250% due 01/16/2024	2,542	2,544
COA Summit CLO Ltd.
2.231% due 04/20/2023	592	593
Countrywide Asset-Backed Certificates
0.896% due 06/25/2035	6,684	5,153
0.896% due 01/25/2037	1,658	1,360
0.936% due 11/25/2047 ^	3,099	2,284
0.956% due 06/25/2047	4,231	3,261
0.966% due 05/25/2047	8,830	5,758
1.006% due 01/25/2046	6,564	4,991
1.006% due 06/25/2047	2,782	2,116
1.036% due 09/25/2036	5,683	5,529
First Franklin Mortgage Loan Trust
0.896% due 09/25/2036	40	38
1.626% due 09/25/2034	1,535	1,477
Fremont Home Loan Trust
1.086% due 01/25/2036	475	425
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036	9	5
GSAMP Trust
0.936% due 11/25/2035	68	22
1.006% due 05/25/2046	12,450	9,292
1.076% due 03/25/2046	10,400	9,115
2.556% due 06/25/2035	6,927	5,845
JPMorgan Mortgage Acquisition Trust
1.016% due 03/25/2037	487	411
LCM LP
1.581% due 04/15/2022	8,115	8,125
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025	2,200	2,203
Long Beach Mortgage Loan Trust
0.926% due 12/25/2036	14,678	6,990
1.016% due 08/25/2045	1,575	1,349
1.316% due 10/25/2034	186	175
1.401% due 11/25/2035	1,000	871
1.491% due 08/25/2035	358	342
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (b)	2,600	2,600
MASTR Asset-Backed Securities Trust
0.866% due 11/25/2036	25,403	12,077
1.256% due 10/25/2035 ^	5,568	4,426
Merrill Lynch Mortgage Investors Trust
0.866% due 07/25/2037	19,692	11,119
0.866% due 08/25/2037	8,073	5,173

Morgan Stanley ABS Capital, Inc. Trust
0.886% due 10/25/2036		1,404	1,123
0.886% due 02/25/2037		7,654	5,524
0.916% due 04/25/2036		858	857
0.916% due 09/25/2036		1,343	743
1.461% due 12/25/2034		1,626	1,423
NovaStar Mortgage Funding Trust
1.836% due 06/25/2035		3,494	3,271
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		829	830
Option One Mortgage Loan Trust
1.116% due 01/25/2036		7,800	5,389
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.806% due 10/25/2034		1,800	1,599
2.556% due 12/25/2034		1,208	1,087
Race Point CLO Ltd.
1.637% due 12/15/2022		604	604
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,315	6,351
Residential Asset Mortgage Products Trust
0.804% due 12/25/2035		1,442	1,122
1.216% due 10/25/2035		6,890	6,081
Residential Asset Securities Corp. Trust
1.026% due 08/25/2036		15,000	11,686
1.226% due 11/25/2035		4,493	3,473
Securitized Asset-Backed Receivables LLC Trust
0.926% due 08/25/2036		805	357
0.996% due 07/25/2036		5,334	2,993
1.416% due 08/25/2035		4,818	3,163
Soundview Home Loan Trust
0.916% due 10/25/2036		8,738	8,407
0.936% due 02/25/2037		811	318
Specialty Underwriting & Residential Finance Trust
1.731% due 12/25/2035		498	453
Structured Asset Investment Loan Trust
0.886% due 07/25/2036		1,809	1,306
0.906% due 09/25/2036		4,682	4,121
1.686% due 06/25/2035		10,000	7,500
Structured Asset Securities Corp. Mortgage Loan Trust
0.916% due 03/25/2036		800	665
0.926% due 12/25/2036		3,856	3,557
2.117% due 04/25/2035		269	256
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		3,962	3,957
Venture CDO Ltd.
1.102% due 07/22/2021		715	709
VOLT LLC
3.500% due 02/25/2055		4,853	4,869
4.125% due 10/25/2045		750	757
4.250% due 02/26/2046		1,800	1,823
4.250% due 03/26/2046		2,478	2,501
4.375% due 11/27/2045		1,309	1,322
WaMu Asset-Backed Certificates Trust
0.981% due 05/25/2047		8,214	6,632

Total Asset-Backed Securities (Cost $259,783)			267,432

SOVEREIGN ISSUES 5.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	17,252
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	3,872
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	5,230	1,607
0.000% due 04/01/2017 (d)		348,458	103,792
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$2,100	2,193
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	670,000	5,682
Saudi Government International Bond
2.375% due 10/26/2021		$3,500	3,402
4.500% due 10/26/2046		950	913

Total Sovereign Issues (Cost $137,101)			138,713

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 3.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		400	400
Barclays Bank PLC
1.745% due 11/06/2017		9,500	9,509

Credit Suisse AG
1.753% due 09/12/2017	8,600	8,612
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017	2,900	2,905
Natixis S.A.
1.688% due 09/25/2017	13,900	13,948
Norinchukin Bank
1.589% due 10/10/2017	14,500	14,534
1.589% due 10/12/2017	6,300	6,315
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017	4,300	4,307
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017	2,900	2,905
1.723% due 09/18/2017	9,800	9,819

		73,254

COMMERCIAL PAPER 0.3%
Autonation, Inc.
1.320% due 01/04/2017	4,700	4,700
Credit Suisse NY
1.507% due 07/03/2017	500	496
Engie
1.638% due 10/04/2017	1,800	1,780
ENI Finance USA, Inc.
1.806% due 10/02/2017	600	593
Natixis NY
1.434% due 07/03/2017	600	596
Standard Chartered Bank
1.465% due 07/03/2017	300	298

		8,463

REPURCHASE AGREEMENTS (g) 0.8%		19,446

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	700

U.S. TREASURY BILLS 0.7%
0.463% due 02/02/2017 - 03/16/2017 (c)(d)(j)(k)(m)	17,690	17,677

Total Short-Term Instruments (Cost $119,383)		119,540

Total Investments in Securities (Cost $2,800,690)		2,794,066

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	16,758,197	165,655

Total Short-Term Instruments (Cost $165,658)		165,655

Total Investments in Affiliates (Cost $165,658)		165,655

Total Investments 124.3% (Cost $2,966,348)		$2,959,721
Financial Derivative Instruments (i)(l) 7.4% (Cost or Premiums, net $20,971)		176,278
Other Assets and Liabilities, net (31.7)%		(755,566)

Net Assets 100.0%		$2,380,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$19,200	U.S. Treasury Bonds 3.750% due 11/15/2043	$(20,053)	$19,200	$19,201
SSB	0.010	12/30/2016	01/03/2017	246	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(255)	246	246

Total Repurchase Agreements						$(20,308)	$19,446	$19,447

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.000%	12/30/2016	01/03/2017	$(19,346)	$(19,346)
SCX	0.780	10/12/2016	02/13/2017	(25,600)	(25,646)
	0.790	10/13/2016	02/13/2017	(10,954)	(10,974)
	0.790	10/18/2016	01/18/2017	(6,063)	(6,073)
	0.790	11/07/2016	02/14/2017	(64,720)	(64,801)
	0.800	10/20/2016	01/20/2017	(17,163)	(17,192)
	0.800	11/08/2016	01/20/2017	(1,642)	(1,644)
	0.820	10/21/2016	01/23/2017	(15,226)	(15,251)
	0.930	11/08/2016	03/08/2017	(15,804)	(15,827)

Total Reverse Repurchase Agreements					$(176,754)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(100,715) at a weighted average interest rate of 0.580%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$37,600	$(39,535)	$(39,513)
Fannie Mae, TBA	4.000	02/01/2047	45,000	(47,095)	(47,226)
U.S. Treasury Notes	1.125	09/30/2021	7,100	(6,962)	(6,863)

Total Short Sales				$(93,592)	$(93,602)

(4)	Payable for short sales includes $21 of accrued interest.

(h)	Securities with an aggregate market value of $175,902 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	3,546	$876	$972

Total Purchased Options				$876	$972

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	634	$(251)	$(318)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	3,546	$(1,138)	$(1,273)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	3,546	(436)	(353)

				$(1,574)	$(1,626)

Total Written Options				$(1,825)	$(1,944)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	29	$13	$19	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	531	(376)	145	(184)
Euro-Bobl March Futures	Long	03/2017	292	309	3	(25)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	426	1,071	247	(202)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	513	(1,100)	243	(254)
Mini MSCI EAFE Index March Futures	Long	03/2017	932	(158)	247	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	3,490	493	0	(233)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	724	(367)	142	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,575	(126)	542	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	589	234	442	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	372	(496)	360	0
United Kingdom Long Gilt March Futures	Long	03/2017	354	1,269	362	(17)

Total Futures Contracts				$766	$2,752	$(915)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.163%	$6,300	$(62)	$9	$0	$(1)
Boston Scientific Corp.	1.000	06/20/2020	0.263	2,000	(51)	(1)	0	0
Canadian Natural Resources Ltd.	1.000	06/20/2017	0.197	800	(3)	(1)	0	0
Cigna Corp.	1.000	03/20/2021	0.335	200	(6)	0	0	0
Constellation Energy Group, Inc.	1.000	06/20/2020	0.267	1,000	(25)	0	0	0
Kraft Heinz Foods Co.	1.000	09/20/2020	0.424	1,500	(32)	2	0	0
Sprint Communications, Inc.	5.000	09/20/2019	2.089	4,000	311	94	1	0

					$132	$103	$1	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$1,007,800	$(1,178)	$(1,419)	$45	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		555,200	(3,442)	465	0	(87)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		134,000	(850)	1,155	0	(102)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		72,000	1,601	555	0	(80)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	94	368	0	(133)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		137,400	(1,486)	(1,981)	0	(199)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		231,200	(2,248)	9,300	0	(369)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		182,900	(669)	(432)	151	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,300	(3)	118	0	(29)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,800	13	6	0	(6)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		129,100	332	442	0	(188)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		257,410	14,045	14,770	0	(869)
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	2	64	0	(33)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		21,800	430	431	0	(24)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,300	(1,783)	(214)	0	(564)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		21,800	588	2,437	0	(185)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		17,900	1,361	1,851	0	(150)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		57,900	4,776	9,848	0	(487)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		28,400	2,593	2,732	0	(251)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	61,400	(1,235)	(1,668)	265	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(129)	(89)	0	(7)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,400	(2,929)	(1,647)	0	(166)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		42,500	2,539	1,755	0	(311)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		6,700	(666)	(502)	0	(118)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,980,000	1,548	783	0	(228)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	88,800	(293)	(275)	6	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		253,500	(781)	(916)	19	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		6,800	(25)	(25)	1	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	(29)	(33)	1	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	(80)	(88)	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		21,500	(84)	(90)	3	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		30,000	(122)	(123)	4	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		207,100	(915)	(776)	29	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	6,900	19	83	3	0

						$10,994	$36,885	$530	$(4,586)

Total Swap Agreements						$11,126	$36,988	$531	$(4,587)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $2,308 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $67,782 and cash of $4,879 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	GBP	7,425	$	9,164	$12	$0
BOA	01/2017	BRL	25,648		7,717	0	(139)
	01/2017	SEK	22,663		2,456	0	(32)
	01/2017	$	10,164	BRL	33,125	7	0
	01/2017		12,614	CHF	12,909	64	0
	01/2017		690,794	EUR	664,225	8,507	0
	01/2017		11,657	JPY	1,364,464	19	0
	01/2017		27,926	SGD	40,358	0	(60)
	02/2017	CHF	12,909	$	12,635	0	(68)
	02/2017	EUR	664,225		691,757	0	(8,474)
	02/2017	JPY	1,364,464		11,674	0	(19)
	02/2017	MXN	7,369		354	0	0
	02/2017	$	2,354	CNH	16,374	0	(37)
	02/2017		13,684	RUB	875,547	423	0
	03/2017	SGD	40,358	$	27,917	59	0
BPS	01/2017	BRL	120,614		37,008	0	(50)
	01/2017	DKK	5,525		790	8	0
	01/2017	EUR	639,284		678,050	5,007	0
	01/2017	$	35,908	BRL	120,614	1,151	0
	01/2017		2,953	GBP	2,371	0	(31)
	02/2017		15,468	CNH	105,584	0	(527)
	02/2017		158	MXN	3,020	0	(13)
	04/2017	BRL	124,356	$	36,108	0	(1,169)
BRC	02/2017	CNH	588,728		86,487	3,177	0
CBK	01/2017	AUD	4,914		3,544	0	(2)
	01/2017	CHF	105,571		104,372	708	(22)
	01/2017	CNH	17,462		2,502	0	0
	01/2017	EUR	28,991		30,373	0	(149)
	01/2017	GBP	8,380		10,303	43	(69)
	01/2017	JPY	1,364,464		11,722	46	0
	01/2017	KRW	823,513		719	37	0
	01/2017	NOK	2,753		318	0	(1)
	01/2017	NZD	4,071		2,880	52	0
	01/2017	SEK	12,355		1,355	0	(1)
	01/2017	$	21,859	AUD	30,316	17	0
	01/2017		327	DKK	2,157	0	(21)
	01/2017		14,788	EUR	14,017	0	(31)
	01/2017		4,249	HKD	32,941	0	(1)
	02/2017	EUR	14,017	$	14,809	32	0
DUB	01/2017	BRL	249,183		73,197	0	(3,364)
	01/2017	$	75,907	BRL	249,183	654	0
	01/2017		835	HKD	6,475	0	0
	02/2017	ILS	11,706	$	3,076	34	0
	04/2017	BRL	48,573		13,983	0	(577)
FBF	01/2017		28,014		8,596	0	(12)
	01/2017	$	8,533	BRL	28,014	74	0
	02/2017		101	MXN	2,034	0	(3)
GLM	01/2017	AUD	28,523	$	21,317	734	0
	01/2017	CAD	29,384		22,398	512	0
	01/2017	CHF	4,532		4,426	0	(25)
	01/2017	GBP	328,567		409,394	4,438	0
	01/2017	JPY	5,022,904		44,014	1,034	0
	01/2017	NZD	23		16	0	0
	01/2017	SEK	13,195		1,435	0	(14)
	01/2017	$	420	DKK	2,846	0	(17)
	01/2017		2,273	JPY	259,300	0	(54)
	02/2017	ILS	168	$	44	0	0
	02/2017	MXN	25,200		1,180	0	(29)
	02/2017	RUB	681,830		11,057	71	0
	02/2017	$	9,881	RUB	617,105	62	0
HUS	01/2017	AUD	220,214	$	163,810	4,906	(4)
	01/2017	DKK	277,610		41,751	2,443	0
	01/2017	SGD	39,168		28,070	1,026	0
	01/2017	$	2,493	CNH	17,382	0	(3)
	01/2017		2,493	CNY	17,382	5	0
	01/2017		1,018	JPY	117,300	0	(15)
	01/2017		13,905	NOK	120,213	17	0
	01/2017		315	SGD	446	0	(7)
	02/2017	CNH	17,382	$	2,465	5	0
	02/2017	CNY	17,382		2,465	0	0
	02/2017	ILS	7,137		1,878	23	0
	02/2017	MXN	8,840		452	28	0
	02/2017	NOK	120,213		13,908	0	(16)
	02/2017	RUB	801,062		13,036	129	0
	03/2017	HKD	11,446		1,476	0	0
	01/2021	BRL	3,010		464	0	(232)
IND	01/2017	CHF	92,870		91,705	493	0
	01/2017	DKK	959		137	1	0
	01/2017	EUR	9,744		10,352	93	0
	01/2017	$	1,038	DKK	7,255	0	(11)
JPM	01/2017	AUD	10,561	$	7,793	172	0
	01/2017	BRL	181,392		53,032	0	(2,700)
	01/2017	DKK	12,610		1,825	45	(5)
	01/2017	EUR	2,403		2,558	29	0
	01/2017	HKD	2,256		291	0	0
	01/2017	NOK	116,979		13,699	152	0
	01/2017	$	55,039	BRL	181,392	693	0
	01/2017		1,522	GBP	1,202	0	(41)
	01/2017		547,677	JPY	64,379,450	3,211	0
	02/2017	DKK	270,199	$	38,372	51	0
	02/2017	ILS	969		253	1	0
	02/2017	JPY	64,379,450		548,356	0	(3,369)
	02/2017	RUB	1,091,562		16,472	0	(1,115)
	02/2017	$	151	MXN	2,845	0	(15)
	02/2017	ZAR	6,060	$	439	1	0
	03/2017	SGD	859		595	2	0
	04/2017	BRL	78,384		22,893	0	(603)
MSB	01/2017		47,169		14,473	0	(20)
	01/2017	DKK	1,605		242	14	0
	01/2017	HKD	32,019		4,130	1	0
	01/2017	SEK	415,220		45,432	0	(147)
	01/2017	SGD	1,255		902	36	0
	01/2017	$	168,920	AUD	233,896	0	(139)
	01/2017		13,995	BRL	47,169	498	0
	01/2017		533	HKD	4,132	0	0
	02/2017	AUD	233,896	$	168,811	142	0
	02/2017	ILS	1,029		269	2	0
	02/2017	$	211	ILS	813	0	0
	02/2017		6,706	MXN	137,694	0	(100)
	04/2017	BRL	48,572	$	14,063	0	(497)
RBC	01/2017	SGD	926		641	2	0
SCX	01/2017	BRL	12,763		3,916	0	(5)
	01/2017	HKD	584,629		75,407	9	0
	01/2017	JPY	58,206,645		520,893	22,825	0
	01/2017	NOK	482		57	1	0
	01/2017	$	3,899	BRL	12,763	23	0
	01/2017		22,046	CAD	29,726	95	0
	01/2017		1,054	EUR	1,012	12	0
	01/2017		809	HKD	6,271	0	0
	02/2017	BRL	12,763	$	3,864	0	(25)
	02/2017	CNH	79,154		11,432	208	0
	02/2017	$	30,320	CNH	203,846	0	(1,416)
	02/2017		5,944	MXN	113,608	0	(494)
SOG	01/2017	SGD	157	$	110	2	0
	01/2017	$	9,781	CNH	66,597	0	(239)
	01/2017		338,713	GBP	274,737	0	(101)
	02/2017	GBP	274,737	$	338,943	92	0
TOR	01/2017	BRL	47,170		14,473	0	(20)
	01/2017	$	13,845	BRL	47,170	648	0
	01/2017		794	HKD	6,154	0	0
	01/2017		502	SGD	702	0	(17)
	04/2017	BRL	48,573	$	13,905	0	(655)
UAG	01/2017	CNH	66,517		9,682	152	0
	01/2017	HKD	12,325		1,588	0	(1)
	01/2017	JPY	1,526,500		12,990	0	(72)
	01/2017	SEK	133,940		14,549	0	(154)
	01/2017	$	3,184	DKK	21,407	0	(153)
	01/2017		1,241	EUR	1,168	0	(11)
	01/2017		78,369	HKD	608,197	68	0
	02/2017		7,335	CNH	48,646	0	(437)
	03/2017	HKD	585,276	$	75,404	0	(93)

Total Forward Foreign Currency Contracts						$65,338	$(27,943)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$50,100	$934	$782
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		800	32	121
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	20,000	782	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$14,800	622	2,669

							$2,370	$3,573

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$5,600	$548	$219
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		5,600	548	767
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		11,400	1,053	445
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		11,400	1,163	1,562
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		19,800	2,269	1,198
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,800	2,269	3,041
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	17,800	468	682
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$18,400	936	1,266
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	528
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$151,900	517	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	2,525
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		177,300	637	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	776
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$977,200	460	691
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		151,100	857	617
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		11,200	1,122	452
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		11,200	1,122	1,581
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		19,900	1,974	873
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		19,900	1,974	2,691
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	3,859
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		40,200	4,630	2,646
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		40,200	4,630	5,986
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		300,300	173	212

								$32,843	$32,619

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$631,100	$568	$475
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	535,700	53	8

						$621	$483

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	$68.000	02/06/2017	$20,000	$1	$0

Total Purchased Options					$35,835	$36,675

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$50,100	$(514)	$(417)
	Call - OTC USD versus JPY		125.000	03/29/2017		50,100	(271)	(210)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		800	(32)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	11,924	(463)	(4)
	Call - OTC EUR versus MXN		22.650	03/21/2017		11,924	(414)	(239)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$23,062	(232)	(297)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,017	(267)	(15)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	20,000	(639)	(3)
	Put - OTC EUR versus MXN		18.900	03/21/2017		17,600	(714)	(6)
	Call - OTC EUR versus MXN		22.650	03/21/2017		17,600	(575)	(353)
	Put - OTC EUR versus USD		$1.028	01/17/2017		22,400	(111)	(48)
	Call - OTC EUR versus USD		1.055	01/17/2017		22,400	(172)	(211)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$14,800	(639)	0

							$(5,043)	$(1,803)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(1,704)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(3,399)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	7,400	(123)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,600	(394)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	12,400	(213)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,900	(423)	(4)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	434,300	(460)	(642)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(5,317)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(587)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	115,500	(176)	(171)

							$(8,585)	$(11,831)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$1,262,200	$(656)	$(524)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	535,700	0	(1)

						$(656)	$(525)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$852	$0	$24

Total Written Options					$(14,284)	$(14,135)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
JPM	Volvo Treasury AB	1.000%	03/20/2021	0.697%	EUR	1,200	$(43)	$59	$16	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$33	$21	$54	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	33	21	54	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	410	235	645	0

					$476	$277	$753	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	6,240,000	$0	$252	$252	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	10,300	(2)	53	51	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,350,000	0	378	378	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	10,100	(2)	(54)	0	(56)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	12,470,000	0	504	504	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	23,300	(50)	114	64	0
	Receive	CPTFEMU	0.660	01/30/2020		14,400	(1)	104	103	0
	Receive	CPTFEMU	0.992	03/30/2020		60,800	(3)	(342)	0	(345)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	12,475,000	0	505	505	0
UAG	Receive	CPTFEMU	0.740	01/28/2020	EUR	4,800	(6)	19	13	0

							$(64)	$1,533	$1,870	$(401)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	62,325	3-Month USD-LIBOR plus a specified spread	02/23/2017	$276,847	$0	$26,627	$26,627	$0
	Receive	NDDUEAFE Index	19,784	3-Month USD-LIBOR plus a specified spread	11/08/2017	95,999	0	249	249	0
CBK	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	07/13/2017	221,745	0	14,861	14,861	0
DUB	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	01/19/2017	248,678	0	(1,908)	0	(1,908)
	Receive	NDDUEAFE Index	137,864	3-Month USD-LIBOR plus a specified spread	02/16/2017	611,994	0	59,133	59,133	0
	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR less a specified spread	06/07/2017	206,014	0	3,517	3,517	0
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR less a specified spread	06/21/2017	164,401	0	(1,522)	0	(1,522)
FBF	Receive	NDDUEAFE Index	29,364	3-Month USD-LIBOR less a specified spread	06/07/2017	141,778	0	1,113	1,113	0
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR less a specified spread	06/21/2017	161,788	0	(1,494)	0	(1,494)
UBS	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/23/2017	109,219	0	16,720	16,720	0

							$0	$117,296	$122,220	$(4,924)

Total Swap Agreements							$369	$119,165	$124,859	$(5,325)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $4,171 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,954	$0	$3,954
Corporate Bonds & Notes
Banking & Finance	0	239,780	0	239,780
Industrials	0	44,592	0	44,592
Utilities	0	44,091	0	44,091
Municipal Bonds & Notes
California	0	1,775	0	1,775
Illinois	0	1,946	0	1,946
U.S. Government Agencies	0	482,527	0	482,527
U.S. Treasury Obligations	0	1,311,186	0	1,311,186
Non-Agency Mortgage-Backed Securities	0	138,530	0	138,530
Asset-Backed Securities	0	264,832	2,600	267,432
Sovereign Issues	0	138,713	0	138,713
Short-Term Instruments
Certificates of Deposit	0	73,254	0	73,254
Commercial Paper	0	8,463	0	8,463
Repurchase Agreements	0	19,446	0	19,446
Short-Term Notes	0	700	0	700
U.S. Treasury Bills	0	17,677	0	17,677
	$0	$2,791,466	$2,600	$2,794,066

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$165,655	$0	$0	$165,655

Total Investments	$165,655	$2,791,466	$2,600	$2,959,721

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(86,739)	0	(86,739)
U.S. Treasury Obligations	0	(6,863)	0	(6,863)
	$0	$(93,602)	$0	$(93,602)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,752	1,503	0	4,255
Over the counter	0	226,872	0	226,872
	$2,752	$228,375	$0	$231,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,233)	(6,213)	0	(7,446)
Over the counter	0	(47,403)	0	(47,403)
	$(1,233)	$(53,616)	$0	$(54,849)

Total Financial Derivative Instruments	$1,519	$174,759	$0	$176,278

Totals	$167,174	$2,872,623	$2,600	$3,042,397

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.1%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$606	$615
BMC Foreign Holding Co.
5.000% due 09/10/2020		5,088	5,050
Charter Communications Operating LLC
3.020% due 07/01/2020		5,395	5,423
3.500% due 01/24/2023		794	799
Community Health Systems, Inc.
4.185% due 12/31/2018		507	500
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		950	957

Total Bank Loan Obligations (Cost $13,220)			13,344

CORPORATE BONDS & NOTES 12.9%
BANKING & FINANCE 8.7%
ASIF SRL
3.000% due 02/17/2017	EUR	200	211
Banco del Estado de Chile
4.125% due 10/07/2020		$1,900	1,981
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	800	851
Banco Santander S.A.
6.250% due 09/11/2021 (f)		600	594
Bank of America Corp.
1.868% due 04/01/2019		$1,500	1,508
2.650% due 04/01/2019		6,700	6,772
5.650% due 05/01/2018		1,200	1,258
6.875% due 04/25/2018		7,300	7,761
Barclays Bank PLC
10.179% due 06/12/2021		8,600	10,680
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	2,400	2,673
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$400	403
BPCE S.A.
2.500% due 07/15/2019		8,054	8,106
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,581
Credit Agricole S.A.
1.498% due 06/12/2017		$2,200	2,203
6.500% due 06/23/2021 (f)	EUR	1,100	1,199
7.500% due 06/23/2026 (f)	GBP	200	247
7.875% due 01/23/2024 (f)		$500	507
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,168
Deutsche Bank AG
4.250% due 10/14/2021		5,700	5,723
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		2,400	2,401
General Motors Financial Co., Inc.
2.268% due 10/04/2019		3,600	3,617
2.400% due 04/10/2018		8,800	8,811
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,900	1,911
2.640% due 10/28/2027		700	714
HSBC Holdings PLC
2.498% due 01/05/2022		1,800	1,835
3.400% due 03/08/2021		1,400	1,423
4.300% due 03/08/2026		1,000	1,037
HSBC USA, Inc.
1.651% due 08/07/2018		700	700
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		200	267
Morgan Stanley
2.162% due 04/25/2018		1,100	1,112
MUFG Union Bank N.A.
1.281% due 05/05/2017		3,700	3,703
Navient Corp.
5.500% due 01/15/2019		1,800	1,872
Novo Banco S.A.
5.000% due 05/23/2019	EUR	100	73
RCI Banque S.A.
3.500% due 04/03/2018		$3,800	3,870

Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)	4,700	5,088
7.500% due 08/10/2020 (f)	200	190
UBS AG
7.250% due 02/22/2022	600	605
7.625% due 08/17/2022	1,650	1,875
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	300	300
4.125% due 09/24/2025	400	408
Wells Fargo & Co.
1.342% due 04/22/2019	10,200	10,183
2.600% due 07/22/2020	200	201
Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,684

		110,306

INDUSTRIALS 2.3%
AbbVie, Inc.
1.800% due 05/14/2018	500	500
2.500% due 05/14/2020	200	200
3.600% due 05/14/2025	200	198
4.500% due 05/14/2035	100	98
4.700% due 05/14/2045	100	98
Actavis Funding SCS
2.208% due 03/12/2020	400	408
3.450% due 03/15/2022	1,000	1,015
Asciano Finance Ltd.
5.000% due 04/07/2018	500	514
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	332
Charter Communications Operating LLC
4.464% due 07/23/2022	300	314
4.908% due 07/23/2025	600	633
6.384% due 10/23/2035	100	114
6.484% due 10/23/2045	200	232
CNPC General Capital Ltd.
1.802% due 05/14/2017	3,900	3,902
CVS Health Corp.
3.500% due 07/20/2022	100	103
3.875% due 07/20/2025	620	640
Daimler Finance North America LLC
1.303% due 03/10/2017	5,900	5,903
HCA, Inc.
3.750% due 03/15/2019	3,900	4,017
6.500% due 02/15/2020	2,600	2,851
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	102
3.950% due 07/15/2025	100	101
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	100	105
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	1,000	1,003
QUALCOMM, Inc.
4.800% due 05/20/2045	300	321
Rogers Communications, Inc.
6.800% due 08/15/2018	1,500	1,618
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,040	1,027
2.400% due 09/23/2021	910	879
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	1,400	1,402

		28,835

UTILITIES 1.9%
AT&T, Inc.
4.500% due 05/15/2035	100	97
Majapahit Holding BV
7.750% due 01/20/2020	200	225
Petrobras Global Finance BV
3.873% due 03/17/2020	700	686
4.375% due 05/20/2023	800	701
4.875% due 03/17/2020	200	198
5.375% due 01/27/2021	100	98
5.750% due 01/20/2020	4,300	4,364
7.875% due 03/15/2019	373	401
8.375% due 05/23/2021	2,200	2,376
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	11,000	11,000

Verizon Communications, Inc.
2.709% due 09/14/2018	3,500	3,579

		23,725

Total Corporate Bonds & Notes (Cost $161,862)		162,866

MUNICIPAL BONDS & NOTES 0.8%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,129

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	900	1,221
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,058
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,701
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.813% due 06/01/2040	900	1,082
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	219

		6,422

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	125
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	416
7.750% due 01/01/2042	600	609

		1,150

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	121

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,120

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	113

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	108

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	129

Total Municipal Bonds & Notes (Cost $8,650)		10,292

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
1.106% due 07/25/2037	24	24
1.136% due 07/25/2037	29	29
1.156% due 09/25/2035	52	52
1.166% due 09/25/2035	84	84
1.476% due 06/25/2037	132	133
1.486% due 06/25/2040	182	184
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 04/25/2042	4,819	5,083
4.500% due 07/01/2018 - 10/01/2041	3,918	4,212
5.000% due 01/01/2028 - 09/01/2041	4,500	4,916
5.500% due 02/01/2018 - 09/01/2041	7,185	8,032
6.000% due 07/01/2036 - 05/01/2041	2,062	2,340
6.500% due 10/01/2035	40	45
Fannie Mae, TBA
3.000% due 02/01/2047	91,400	90,601
3.500% due 01/01/2047 - 02/01/2047	103,400	105,830
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	315	314
Freddie Mac
1.274% due 06/15/2041	716	720
1.404% due 08/15/2037	109	110

1.414% due 10/15/2037		21	21
1.424% due 05/15/2037 - 09/15/2037		136	138
4.000% due 07/15/2042		1,942	2,087
5.000% due 03/01/2038		1,948	2,131
5.500% due 07/01/2028 - 07/01/2038		386	431
Ginnie Mae
1.120% due 11/20/2062		4,171	4,148
3.500% due 01/15/2042 - 06/15/2045		5,774	6,007
5.000% due 08/15/2038 - 05/15/2039		586	643
6.000% due 08/15/2037		126	146
Small Business Administration
4.430% due 05/01/2029		125	133
5.290% due 12/01/2027		24	26
6.220% due 12/01/2028		26	29

Total U.S. Government Agencies (Cost $236,510)			238,748

U.S. TREASURY OBLIGATIONS 37.9%
U.S. Treasury Bonds
2.875% due 08/15/2045		10,200	9,795
3.000% due 11/15/2044		1,050	1,035
3.125% due 08/15/2044		6,800	6,869
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)		6,728	6,744
0.125% due 07/15/2022 (k)		26,698	26,785
0.125% due 01/15/2023		2,827	2,809
0.125% due 07/15/2024 (k)		4,072	4,003
0.250% due 01/15/2025		1,531	1,506
0.375% due 07/15/2023 (k)		12,360	12,480
0.625% due 01/15/2026		1,729	1,745
1.750% due 01/15/2028		3,692	4,126
2.000% due 01/15/2026		9,134	10,297
2.375% due 01/15/2025		19,620	22,540
2.500% due 01/15/2029		11,146	13,456
3.625% due 04/15/2028		299	393
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)		14,900	14,722
1.375% due 10/31/2020 (k)(m)		8,100	7,995
1.500% due 08/15/2026 (h)		22,300	20,478
1.750% due 12/31/2020		24,400	24,376
1.875% due 08/31/2022 (h)		133,200	131,528
1.875% due 10/31/2022		44,900	44,261
2.000% due 11/30/2020 (j)(k)(m)		4,100	4,140
2.000% due 07/31/2022 (k)		16,600	16,524
2.000% due 08/15/2025		15,300	14,802
2.000% due 11/15/2026		21,000	20,175
2.125% due 08/31/2020 (j)(k)(m)		12,400	12,594
2.125% due 05/15/2025 (k)		18,200	17,820
2.250% due 11/15/2025 (j)(m)		200	197
2.375% due 08/15/2024 (k)		22,900	22,981

Total U.S. Treasury Obligations (Cost $483,348)			477,176

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049		256	257
BCAP LLC Trust
3.629% due 03/27/2037		1,407	1,003
Bear Stearns ALT-A Trust
0.916% due 02/25/2034		97	89
0.926% due 04/25/2037		2,507	2,132
1.076% due 06/25/2046 ^		3,522	3,022
ChaseFlex Trust
1.056% due 07/25/2037		1,265	1,006
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.822% due 07/25/2036		1,943	1,765
Citigroup Mortgage Loan Trust, Inc.
3.190% due 06/25/2036 ^		308	279
Countrywide Alternative Loan Trust
0.916% due 02/25/2047		85	72
0.936% due 05/25/2047		561	478
1.106% due 05/25/2037 ^		5,544	3,008
1.567% due 02/25/2036		55	49
6.000% due 12/25/2034		7,408	7,340
Countrywide Home Loan Mortgage Pass-Through Trust
3.105% due 11/25/2034		29	28
3.156% due 02/20/2035		37	37
Deutsche ALT-A Securities, Inc.
0.906% due 03/25/2037 ^		3,697	2,930
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	1,299	1,594
First Horizon Mortgage Pass-Through Trust
2.895% due 11/25/2037 ^		$2,352	2,097
GSR Mortgage Loan Trust
3.070% due 09/25/2035		440	456

3.160% due 11/25/2035	10	10
6.000% due 03/25/2037 ^	15	14
6.250% due 10/25/2036 ^	1,490	1,376
IndyMac Mortgage Loan Trust
0.956% due 11/25/2046	7,254	6,044
1.026% due 10/25/2036	1,448	988
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	3,100	3,110
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	73	73
JPMorgan Mortgage Trust
3.130% due 07/25/2035	3,507	3,466
3.163% due 08/25/2034	175	175
3.169% due 02/25/2035	4	4
5.750% due 01/25/2036 ^	11	9
LB Commercial Mortgage Trust
5.873% due 07/15/2044	4,199	4,246
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	13	12
1.006% due 11/25/2035	17	16
3.292% due 09/25/2035 ^	335	303
Morgan Stanley Mortgage Loan Trust
1.036% due 01/25/2036	3,390	2,516
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	15	12
Residential Accredit Loans, Inc. Trust
0.926% due 01/25/2037	3,299	2,573
0.941% due 08/25/2036	997	845
1.927% due 09/25/2045	97	85
5.500% due 01/25/2035	2,433	2,449
6.000% due 03/25/2037 ^	9,314	8,175
Structured Adjustable Rate Mortgage Loan Trust
0.906% due 02/25/2037	2,232	1,700
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037	63	48
0.986% due 07/19/2035	18	17
Wachovia Mortgage Loan Trust LLC
3.172% due 10/20/2035	1,416	1,268
WaMu Mortgage Pass-Through Certificates Trust
1.297% due 01/25/2047	65	59
1.487% due 09/25/2046	9,836	7,609
1.567% due 02/25/2046	200	184
1.767% due 11/25/2042	122	113
2.804% due 08/25/2046 ^	5,445	4,775
Wells Fargo Mortgage-Backed Securities Trust
3.004% due 11/25/2034	312	311
3.027% due 07/25/2036 ^	985	949
3.040% due 01/25/2035	17	17

Total Non-Agency Mortgage-Backed Securities (Cost $79,472)		81,193

ASSET-BACKED SECURITIES 9.8%
ACE Securities Corp. Home Equity Loan Trust
0.896% due 07/25/2036	2,558	1,835
3.756% due 08/25/2040 ^	3,142	2,781
Argent Securities Trust
0.916% due 05/25/2036	16,506	5,675
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035	300	281
Bear Stearns Asset-Backed Securities Trust
0.916% due 08/25/2036	1,471	1,490
BNC Mortgage Loan Trust
0.856% due 05/25/2037	14	13
Citigroup Mortgage Loan Trust, Inc.
0.916% due 09/25/2036	8,075	6,010
1.336% due 07/25/2035	1,000	966
Countrywide Asset-Backed Certificates
0.874% due 01/25/2037	19,000	13,947
0.916% due 01/25/2046	5,059	4,826
0.956% due 09/25/2047	3,974	2,785
0.996% due 03/25/2036	990	808
1.466% due 07/25/2035	2,800	2,472
4.902% due 10/25/2046 ^	8,228	7,715
Countrywide Asset-Backed Certificates Trust
1.064% due 05/25/2036	7,000	6,044
First Franklin Mortgage Loan Trust
1.246% due 09/25/2035	604	596
GSAMP Trust
0.826% due 12/25/2036	24	13
Hillmark Funding Ltd.
1.161% due 05/21/2021	200	199
HSI Asset Securitization Corp. Trust
0.896% due 01/25/2037	2,800	2,060
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025	1,200	1,201

Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		1,400	1,400
MASTR Asset-Backed Securities Trust
0.806% due 01/25/2037		28	11
Merrill Lynch Mortgage Investors Trust
0.906% due 08/25/2037		8,364	5,397
Morgan Stanley ABS Capital, Inc. Trust
0.886% due 01/25/2037		14,295	8,081
0.971% due 03/25/2037		10,036	4,909
NovaStar Mortgage Funding Trust
1.006% due 09/25/2036		7,650	4,382
Option One Mortgage Loan Trust
1.116% due 01/25/2036		3,700	2,556
Residential Asset Securities Corp. Trust
1.236% due 01/25/2036		10,000	7,847
SG Mortgage Securities Trust
0.936% due 02/25/2036		10,740	6,064
SLM Private Education Loan Trust
3.954% due 05/16/2044		181	188
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	463	476
Soundview Home Loan Trust
0.836% due 06/25/2037		$15	10
0.866% due 02/25/2037		8,354	3,232
0.966% due 06/25/2037		4,042	2,765
Structured Asset Securities Corp. Mortgage Loan Trust
0.966% due 02/25/2037		5,512	4,722
0.986% due 05/25/2047		6,800	5,483
Venture CDO Ltd.
1.102% due 07/22/2021		268	266
Wells Fargo Home Equity Asset-Backed Securities Trust
1.256% due 12/25/2035		3,186	2,712
1.346% due 11/25/2035		1,000	968

Total Asset-Backed Securities (Cost $119,490)			123,186

SOVEREIGN ISSUES 7.4%
Brazil Government International Bond
5.625% due 02/21/2047		2,300	2,024
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	2,680	823
0.000% due 04/01/2017 (d)		173,463	51,668
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,305
Japan Government International Bond
0.100% due 12/15/2018	JPY	3,400,000	29,258
Korea Development Bank
3.500% due 08/22/2017		$300	303
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,729
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	3,271
Saudi Government International Bond
2.375% due 10/26/2021		$1,800	1,749
4.500% due 10/26/2046		600	576

Total Sovereign Issues (Cost $92,859)			93,706

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (b)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.8%
CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$200	200
Barclays Bank PLC
1.745% due 11/06/2017		4,400	4,404
Credit Suisse AG
1.753% due 09/12/2017		4,600	4,606

Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		1,600	1,603
Natixis S.A.
1.688% due 09/25/2017		7,600	7,626
Norinchukin Bank
1.589% due 10/11/2017		8,000	8,019
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		2,300	2,304
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,500	1,503
1.723% due 09/18/2017		5,300	5,310

			35,575

COMMERCIAL PAPER 0.4%
Autonation, Inc.
1.300% due 01/04/2017		2,400	2,399
Credit Suisse NY
1.470% due 07/03/2017		300	298
Engie
1.590% due 10/04/2017		1,300	1,286
ENI Finance USA, Inc.
1.750% due 10/02/2017		300	296
Natixis NY
1.400% due 07/03/2017		300	298
Standard Chartered Bank
1.430% due 07/03/2017		300	298

			4,875

REPURCHASE AGREEMENTS (g) 0.6%			7,572

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	200

JAPAN TREASURY BILLS 10.7%
(0.301)% due 01/10/2017 - 02/06/2017 (c)(d)	JPY	15,730,000	134,608

U.S. TREASURY BILLS 0.3%
0.459% due 01/12/2017 - 03/02/2017 (c)(d)(j)		$3,575	3,573

Total Short-Term Instruments (Cost $204,067)			186,403

Total Investments in Securities (Cost $1,399,478)			1,386,914

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III		8,445,993	83,489

Total Short-Term Instruments (Cost $83,493)			83,489

Total Investments in Affiliates (Cost $83,493)			83,489

Total Investments 116.7% (Cost $1,482,971)			$1,470,403
Financial Derivative Instruments (i)(l) 7.7% (Cost or Premiums, net $10,964)			96,758
Other Assets and Liabilities, net (24.4)%			(306,869)

Net Assets 100.0%			$1,260,292

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$7,400	U.S. Treasury Bonds 3.750% due 11/15/2043	$(7,728)	$7,400	$7,400
SSB	0.010	12/30/2016	01/03/2017	172	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(177)	172	172

Total Repurchase Agreements						$(7,905)	$7,572	$7,572

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/30/2016	01/03/2017	$(7,370)	$(7,370)
SCX	0.790	10/18/2016	01/18/2017	(12,315)	(12,336)
	0.930	11/08/2016	03/08/2017	(6,158)	(6,166)

Total Reverse Repurchase Agreements					$(25,872)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(13,151) at a weighted average interest rate of 0.398%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$2,100	$(2,202)	$(2,207)
U.S. Treasury Notes	1.125	09/30/2021	3,800	(3,726)	(3,673)

Total Short Sales				$(5,928)	$(5,880)

(4)	Payable for short sales includes $11 of accrued interest.

(h)	Securities with an aggregate market value of $25,671 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	1,865	$461	$511

Total Purchased Options				$461	$511

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	331	$(131)	$(166)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,865	$(599)	$(669)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,865	(229)	(186)

				$(828)	$(855)

Total Written Options				$(959)	$(1,021)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	13	$6	$8	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	287	(203)	79	(100)
Euro-Bobl March Futures	Long	03/2017	305	322	3	(26)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	321	811	186	(152)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	284	(609)	135	(140)
Mini MSCI EAFE Index March Futures	Long	03/2017	711	(421)	188	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	522	(264)	86	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,422	(251)	489	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	338	105	253	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	155	(224)	150	0
United Kingdom Long Gilt March Futures	Long	03/2017	112	281	115	(5)

Total Futures Contracts				$(447)	$1,692	$(423)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$4,300	$307	$92	$4	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	2,800	179	22	3	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	436	228	6	0

				$922	$342	$13	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$517,900	$(605)	$(720)	$23	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		611,700	(3,791)	2,192	0	(95)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		32,200	716	248	0	(36)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		163,300	(1,767)	(2,355)	0	(236)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		102,300	(995)	4,107	0	(163)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		99,900	(365)	(236)	83	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		10,700	(3)	135	0	(33)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,100	8	4	0	(4)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		70,500	181	242	0	(103)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		140,810	7,652	8,484	0	(475)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		11,000	217	217	0	(12)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		46,850	(1,260)	527	0	(399)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		7,850	212	916	0	(66)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		8,600	654	889	0	(72)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		23,700	1,955	4,069	0	(199)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		14,200	1,296	1,368	0	(126)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	14,800	(298)	(402)	64	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(212)	(146)	0	(11)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		20,100	(1,533)	(690)	0	(87)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		15,400	920	577	0	(113)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		2,400	(238)	(180)	0	(42)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,080,000	845	427	0	(124)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	1,800	(1)	(3)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	(15)	(46)	0	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		12,100	(40)	(31)	1	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		10,500	(38)	(38)	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	(300)	(319)	11	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	(134)	(135)	5	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	(1)	(1)	0	0
Pay *	28-Day MXN-TIIE	7.635	06/09/2025		32,200	(29)	(29)	6	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		5,500	(30)	(34)	2	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	(162)	(145)	13	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	8,000	22	96	3	0

						$2,861	$18,988	$212	$(2,396)

Total Swap Agreements						$3,783	$19,330	$225	$(2,396)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $983 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $40,125 and cash of $3,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	9,522	$	2,900	$0	$(13)
	01/2017	JPY	1,590,000		15,761	2,151	0
	01/2017	$	2,922	BRL	9,522	2	0
BPS	01/2017	BRL	60,036	$	18,421	0	(25)
	01/2017	$	17,873	BRL	60,036	573	0
	02/2017	JPY	1,160,000	$	11,078	1,135	0
	02/2017	MXN	5,701		275	2	0
	04/2017	BRL	61,898		17,973	0	(582)
	12/2018	JPY	1,260,000		11,483	217	0
CBK	01/2017		4,550,000		44,120	5,152	0
	01/2017	$	627	EUR	603	8	0
	02/2017	JPY	4,050,000	$	38,653	3,938	0
	02/2017	MXN	5,378		281	23	0
	12/2018	JPY	2,140,000		19,521	389	0
DUB	01/2017	BRL	103,764		30,452	0	(1,430)
	01/2017	$	31,564	BRL	103,764	317	0
	04/2017	BRL	24,181	$	6,961	0	(287)
FBF	01/2017		14,675		4,503	0	(6)
	01/2017	$	4,470	BRL	14,675	39	0
GLM	02/2017	CAD	16,257	$	12,398	284	0
	02/2017	MXN	5,695		267	0	(6)
	02/2017	RUB	723,637		11,755	96	0
	02/2017	$	12,192	CAD	16,431	52	0
	02/2017		173	MXN	3,621	1	0
	02/2017		13,060	RUB	827,331	270	0
HUS	01/2017	SGD	222	$	159	6	0
	02/2017	RUB	82,896		1,349	13	0
	01/2021	BRL	1,400		216	0	(108)
JPM	01/2017		77,227		22,603	0	(1,124)
	01/2017	CNH	188,578		27,761	856	0
	01/2017	EUR	1,946		2,072	23	0
	01/2017	JPY	4,380,000		42,559	5,049	0
	01/2017	$	23,414	BRL	77,227	313	0
	01/2017		2,703	JPY	317,669	16	0
	02/2017	CNH	90,399	$	12,986	167	0
	02/2017	JPY	317,669		2,706	0	(17)
	02/2017	RUB	476,744		7,194	0	(487)
	04/2017	BRL	39,022		11,397	0	(300)
MSB	01/2017		23,482		7,205	0	(10)
	01/2017	$	6,967	BRL	23,482	248	0
	02/2017		3,100	MXN	63,652	0	(46)
	04/2017	BRL	24,181	$	7,001	0	(247)
SCX	01/2017		7,004		2,149	0	(3)
	01/2017	HKD	4,528		584	0	0
	01/2017	JPY	317,669		2,843	125	0
	01/2017	$	2,140	BRL	7,004	12	0
	01/2017		4,433	CNH	30,902	0	(5)
	02/2017	AUD	16,058	$	11,990	414	0
	02/2017	BRL	7,004		2,121	0	(14)
	02/2017	CNH	33,209		4,721	21	0
	02/2017	$	6,962	CNH	46,806	0	(325)
	02/2017		5,057	MXN	96,659	0	(420)
TOR	01/2017	BRL	23,482	$	7,154	0	(61)
	01/2017	SGD	915		645	13	0
	01/2017	$	6,892	BRL	23,482	322	0
	01/2017		11,715	CNH	79,822	0	(327)
	04/2017	BRL	24,181	$	6,922	0	(326)
UAG	01/2017	CNH	30,902		4,498	71	0
	01/2017	$	818	EUR	770	0	(7)
	01/2017		583	HKD	4,527	1	0
	02/2017		11,981	AUD	16,631	8	0
	02/2017		2,552	CNH	16,925	0	(152)
	03/2017	HKD	4,528	$	583	0	(1)

Total Forward Foreign Currency Contracts						$22,327	$(6,329)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$26,400	$492	$412
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		300	12	45
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	8,300	325	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$6,300	265	1,136

							$1,094	$1,594

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$2,800	$274	$109
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		2,800	274	384
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		5,800	536	227
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		5,800	592	795
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		11,200	1,283	678
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		11,200	1,283	1,720
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,700	255	372
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$8,600	438	592
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	185	291
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$68,900	234	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	1,183
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		77,900	280	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	429
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$536,200	252	379
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		82,800	470	338
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		5,600	561	226
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		5,600	561	791
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		9,900	982	434
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		9,900	982	1,339
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	1,443
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		18,800	2,165	1,237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		18,800	2,165	2,799
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		161,100	93	114

								$16,065	$15,880

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$344,300	$293	$259
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	291,500	29	4

						$322	$263

Total Purchased Options						$17,481	$17,737

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$26,400	$(271)	$(220)
	Call - OTC USD versus JPY		125.000	03/29/2017		26,400	(143)	(111)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		300	(12)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,224	(203)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,224	(181)	(105)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$12,082	(121)	(156)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,455	(131)	(7)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	8,300	(265)	(1)
	Put - OTC EUR versus MXN		18.900	03/21/2017		7,892	(320)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		7,892	(258)	(158)
	Put - OTC EUR versus USD		$1.028	01/17/2017		12,000	(60)	(25)
	Call - OTC EUR versus USD		1.055	01/17/2017		12,000	(92)	(113)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$6,300	(272)	0

							$(2,329)	$(901)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(800)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(1,595)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,300	(55)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,200	(179)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,500	(95)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	10,900	(185)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	238,300	(252)	(352)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(1,988)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(321)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	62,000	(94)	(92)

							$(3,829)	$(5,154)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$688,600	$(296)	$(285)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	291,500	0	(1)

						$(296)	$(286)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$356	$0	$10

Total Written Options					$(6,493)	$(6,331)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$320	$(64)	$22	$0	$(42)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	49	31	80	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	49	32	81	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	488	278	766	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	97	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$522	$365	$929	$(42)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	3,200,000	$0	$129	$129	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	7,900	(1)	40	39	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,800,000	0	194	194	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	6,100	(1)	(33)	0	(34)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,400,000	0	259	259	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	13,100	(42)	78	36	0
	Receive	CPTFEMU	0.660	01/30/2020		18,600	(2)	135	133	0
	Receive	CPTFEMU	0.992	03/30/2020		22,500	(2)	(126)	0	(128)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,397,000	0	259	259	0

							$(48)	$935	$1,049	$(162)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	02/23/2017	$235,704	$0	$22,827	$22,827	$0
	Receive	NDDUEAFE Index	25,515	3-Month USD-LIBOR plus a specified spread	11/08/2017	120,292	0	4,012	4,012	0
CBK	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR less a specified spread	07/13/2017	40,485	0	2,713	2,713	0
DUB	Receive	NDDUEAFE Index	62,333	3-Month USD-LIBOR plus a specified spread	02/16/2017	276,166	0	27,275	27,275	0
	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	10/12/2017	52,074	0	912	912	0
	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	11/29/2017	349,029	0	11,626	11,626	0
MEI	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR less a specified spread	05/11/2017	55,018	0	(373)	0	(373)

							$0	$68,992	$69,365	$(373)

Total Swap Agreements							$474	$70,292	$71,343	$(577)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $1,744 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,344	$0	$13,344
Corporate Bonds & Notes
Banking & Finance	0	110,306	0	110,306
Industrials	0	28,835	0	28,835
Utilities	0	23,725	0	23,725
Municipal Bonds & Notes
Arizona	0	1,129	0	1,129
California	0	6,422	0	6,422
Illinois	0	1,150	0	1,150
Nebraska	0	121	0	121
New Jersey	0	1,120	0	1,120
New York	0	113	0	113
North Carolina	0	108	0	108
Tennessee	0	129	0	129
U.S. Government Agencies	0	238,748	0	238,748
U.S. Treasury Obligations	0	477,176	0	477,176
Non-Agency Mortgage-Backed Securities	0	81,193	0	81,193
Asset-Backed Securities	0	121,786	1,400	123,186
Sovereign Issues	0	93,706	0	93,706
Short-Term Instruments
Certificates of Deposit	0	35,575	0	35,575
Commercial Paper	0	4,875	0	4,875
Repurchase Agreements	0	7,572	0	7,572
Short-Term Notes	0	200	0	200
Japan Treasury Bills	0	134,608	0	134,608
U.S. Treasury Bills	0	3,573	0	3,573
	$0	$1,385,514	$1,400	$1,386,914

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,489	$0	$0	$83,489

Total Investments	$83,489	$1,385,514	$1,400	$1,470,403

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,207)	0	(2,207)
U.S. Treasury Obligations	0	(3,673)	0	(3,673)
	$0	$(5,880)	$0	$(5,880)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,692	736	0	2,428
Over the counter	0	111,407	0	111,407
	$1,692	$112,143	$0	$113,835

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(589)	(3,251)	0	(3,840)
Over the counter	0	(13,237)	0	(13,237)

	$(589)	$(16,488)	$0	$(17,077)

Total Financial Derivative Instruments	$1,103	$95,655	$0	$96,758

Totals	$84,592	$1,475,289	$1,400	$1,561,281

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.5%
BANK LOAN OBLIGATIONS 0.6%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$1,279	$1,298
Charter Communications Operating LLC
3.250% due 01/15/2022		1,687	1,695
Community Health Systems, Inc.
4.185% due 12/31/2018		1,859	1,832
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		1,350	1,361
FCA U.S. LLC
3.500% due 05/24/2017		4,730	4,748

Total Bank Loan Obligations (Cost $10,881)			10,934

CORPORATE BONDS & NOTES 15.2%
BANKING & FINANCE 10.8%
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,116
ASIF SRL
3.000% due 02/17/2017	EUR	3,100	3,276
Banco del Estado de Chile
4.125% due 10/07/2020		$12,200	12,719
Bank of America Corp.
1.540% due 08/25/2017		36,000	36,048
3.875% due 03/22/2017		12,900	12,974
Barclays Bank PLC
10.179% due 06/12/2021		13,900	17,262
14.000% due 06/15/2019 (f)	GBP	1,100	1,668
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$800	806
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,009
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	246
Deutsche Bank AG
4.250% due 10/14/2021		9,600	9,638
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		10,300	10,304
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	25,816
4.750% due 08/15/2017		6,800	6,930
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		3,200	3,219
2.640% due 10/28/2027		1,300	1,327
HSBC Holdings PLC
2.498% due 01/05/2022		3,000	3,058
HSBC USA, Inc.
1.651% due 08/07/2018		1,800	1,799
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,318
KBC Bank NV
8.000% due 01/25/2023		400	423
Navient Corp.
5.500% due 01/15/2019		2,700	2,808
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		900	974
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		161,485	35,413
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	1,100	1,156
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,609

			204,916

INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,201
2.500% due 05/14/2020		500	500
3.200% due 11/06/2022		200	200
3.600% due 05/14/2025		400	396
4.500% due 05/14/2035		300	295
4.700% due 05/14/2045		400	393

Actavis Funding SCS
2.350% due 03/12/2018	3,400	3,420
3.000% due 03/12/2020	2,000	2,028
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,526
Charter Communications Operating LLC
4.464% due 07/23/2022	800	836
4.908% due 07/23/2025	1,600	1,687
6.384% due 10/23/2035	400	457
6.484% due 10/23/2045	700	811
6.834% due 10/23/2055	200	235
CVS Health Corp.
3.500% due 07/20/2022	200	206
3.875% due 07/20/2025	1,494	1,542
CVS Pass-Through Trust
6.943% due 01/10/2030	968	1,136
HCA, Inc.
3.750% due 03/15/2019	10,700	11,021
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	300
3.500% due 07/15/2022	200	203
3.950% due 07/15/2025	200	203
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	200	210
QUALCOMM, Inc.
4.800% due 05/20/2045	600	642
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,810	1,787
2.400% due 09/23/2021	1,570	1,517
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,389

		38,246

UTILITIES 2.4%
AT&T, Inc.
1.418% due 03/30/2017	16,600	16,610
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	5,700	5,697
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,367
Petrobras Global Finance BV
5.750% due 01/20/2020	3,000	3,045
7.875% due 03/15/2019	1,203	1,292
8.375% due 05/23/2021	1,500	1,620
Sprint Communications, Inc.
8.375% due 08/15/2017	300	312
Verizon Communications, Inc.
2.709% due 09/14/2018	13,800	14,112

		46,055

Total Corporate Bonds & Notes (Cost $288,055)		289,217

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	987
6.918% due 04/01/2040	490	664
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,261
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,317
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	714
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	668
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115

		8,726

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	501
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	935
7.750% due 01/01/2042	1,500	1,523

		2,959

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	45	44

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,400

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,156
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,205

		4,361

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	1,500	2,280

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	129

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,525

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	255	231

Total Municipal Bonds & Notes (Cost $19,835)		24,655

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
1.106% due 07/25/2037 - 09/25/2042	349	351
1.136% due 07/25/2037	340	342
1.156% due 09/25/2035	611	610
1.166% due 09/25/2035	1,092	1,091
1.356% due 01/25/2051	502	505
1.476% due 06/25/2037	1,834	1,850
1.486% due 06/25/2040	2,243	2,265
2.407% due 09/01/2035	30	31
2.421% due 11/01/2035	5	5
2.541% due 10/01/2034	2	2
2.612% due 12/01/2033	18	19
2.617% due 12/01/2033	3	3
2.643% due 03/01/2035	2	2
2.845% due 06/01/2034	138	146
2.870% due 09/01/2027	1,700	1,667
2.923% due 07/01/2035	13	14
2.965% due 06/01/2035	34	36
3.177% due 06/01/2035	48	51
3.890% due 07/01/2021	2,493	2,657
4.000% due 01/01/2025 - 04/25/2041	40,137	41,898
4.500% due 02/01/2018 - 02/01/2044	37,263	40,270
5.000% due 11/01/2025 - 05/01/2042	35,127	38,389
5.500% due 11/01/2021 - 09/01/2041	25,934	28,956
6.000% due 12/01/2018 - 05/01/2041	17,763	20,133
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	135,700	134,597
3.500% due 01/01/2032 - 02/01/2047	102,900	105,338
Freddie Mac
1.084% due 03/15/2037	1,917	1,913
1.404% due 08/15/2037	2,415	2,445
1.414% due 10/15/2037	457	460
1.424% due 05/15/2037 - 09/15/2037	2,831	2,868
2.945% due 06/01/2035	47	50
3.202% due 11/01/2034	26	28
5.000% due 05/01/2023 - 01/01/2039	4,323	4,717
5.500% due 08/15/2030 - 03/01/2039	780	874
6.000% due 08/01/2027 - 04/01/2038	464	526
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	16,173	17,795
6.000% due 07/15/2037 - 08/15/2037	57	64
Ginnie Mae, TBA
4.000% due 01/01/2047	6,000	6,368
Small Business Administration
4.430% due 05/01/2029	541	576
5.520% due 06/01/2024	2	2

Total U.S. Government Agencies (Cost $450,646)		459,914

U.S. TREASURY OBLIGATIONS 29.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	7,100	6,295
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	10,936	10,962
0.250% due 01/15/2025	816	803
0.375% due 07/15/2023 (k)	54,634	55,162
0.625% due 01/15/2026	4,578	4,620
0.750% due 02/15/2045	1,950	1,838
2.000% due 01/15/2026 (k)	2,923	3,295
2.375% due 01/15/2025 (k)	60,719	69,756
2.375% due 01/15/2027	23,013	26,979
2.500% due 01/15/2029	1,801	2,175
U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)(k)(m)	8,400	8,300
1.375% due 10/31/2020 (k)(m)	10,200	10,068
1.500% due 08/15/2026	19,400	17,815
1.625% due 05/15/2026 (h)(m)	6,000	5,587
1.750% due 12/31/2020 (k)(m)	13,800	13,787
1.875% due 08/31/2022 (h)(k)	63,800	62,999
2.000% due 11/30/2020 (j)(k)(m)	2,500	2,524
2.000% due 07/31/2022 (h)(k)(m)	94,100	93,667
2.000% due 08/15/2025 (k)(m)	14,000	13,545
2.000% due 11/15/2026	34,200	32,857
2.125% due 08/31/2020 (k)	1,200	1,219
2.125% due 05/15/2025 (j)(k)(m)	27,900	27,318
2.250% due 11/15/2025 (h)(j)(k)(m)	64,900	63,987
2.375% due 08/15/2024 (k)(m)	27,400	27,496

Total U.S. Treasury Obligations (Cost $571,401)		563,054

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
0.956% due 08/25/2036	5,753	5,543
American Home Mortgage Investment Trust
3.293% due 02/25/2045	10	10
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049	1,235	1,242
Banc of America Funding Trust
2.961% due 06/25/2034	31	32
3.027% due 05/25/2035	11	12
Banc of America Mortgage Trust
3.239% due 07/25/2035 ^	1,421	1,323
3.390% due 05/25/2033	40	40
BCRR Trust
5.858% due 07/17/2040	126	126
Bear Stearns Adjustable Rate Mortgage Trust
3.158% due 11/25/2034	99	95
3.516% due 12/25/2035	46	47
3.577% due 11/25/2034	22	21
Bear Stearns ALT-A Trust
2.990% due 10/25/2035	3,909	3,723
3.149% due 09/25/2035	1,587	1,367
Chase Mortgage Finance Trust
3.109% due 12/25/2035 ^	1,211	1,162
3.180% due 09/25/2036 ^	761	678
6.000% due 12/25/2036	355	295
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	15	15
3.040% due 05/25/2035	23	22
Commercial Mortgage Trust
5.543% due 12/11/2049	1,011	1,011
Countrywide Alternative Loan Trust
0.926% due 11/25/2036	6,587	5,971
0.946% due 09/25/2046 ^	3,602	2,787
1.036% due 02/25/2037	322	266
5.500% due 07/25/2035 ^	12	11
6.000% due 05/25/2037 ^	3,643	2,693
Countrywide Home Loan Mortgage Pass-Through Trust
3.105% due 11/25/2034	875	867
3.156% due 02/20/2035	91	92
3.309% due 02/20/2036 ^	18	16
Deutsche ALT-A Securities, Inc.
1.086% due 02/25/2036	8,812	7,732
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,887	7,570
GSR Mortgage Loan Trust
3.010% due 09/25/2035	38	39
3.160% due 11/25/2035	41	41
3.214% due 11/25/2035 ^	1,647	1,505
6.000% due 02/25/2036 ^	13,269	10,794
6.000% due 07/25/2037 ^	3,855	3,508

HarborView Mortgage Loan Trust
0.906% due 12/19/2036 ^	547	410
0.976% due 06/19/2035	3,813	3,410
0.976% due 12/19/2036 ^	6,381	4,974
1.176% due 05/19/2035	23	19
2.991% due 06/19/2036 ^	2,349	1,628
Impac Secured Assets Trust
0.926% due 01/25/2037	6,738	6,164
IndyMac Mortgage Loan Trust
3.334% due 06/25/2036	6,292	5,155
JPMorgan Alternative Loan Trust
0.916% due 09/25/2036	12,698	12,575
3.148% due 05/25/2036 ^	3,604	2,780
JPMorgan Chase Commercial Mortgage Securities Trust
5.439% due 01/15/2049	6,491	6,510
JPMorgan Mortgage Trust
3.058% due 10/25/2036	412	352
3.086% due 07/25/2035	537	535
3.110% due 10/25/2036 ^	2,670	2,299
3.169% due 02/25/2035	7	7
5.750% due 01/25/2036 ^	67	56
LB Commercial Mortgage Trust
5.873% due 07/15/2044	26,379	26,670
Leek Finance Number Eighteen PLC
1.214% due 12/21/2038	4,457	4,799
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	4,422	4,330
MASTR Adjustable Rate Mortgages Trust
2.696% due 07/25/2035 ^	844	710
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	97	93
1.184% due 06/15/2030	1	1
Merrill Lynch Alternative Note Asset Trust
1.056% due 03/25/2037	2,355	1,026
Merrill Lynch Mortgage Investors Trust
0.966% due 02/25/2036	66	62
1.006% due 11/25/2035	51	47
2.835% due 05/25/2033	51	50
3.292% due 09/25/2035 ^	2,228	2,012
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	73	74
Morgan Stanley Re-REMIC Trust
3.016% due 09/26/2036	7,085	6,885
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	107	87
PHH Alternative Mortgage Trust
0.946% due 07/25/2037	1,751	1,743
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,312	1,236
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2037	3,278	2,684
0.926% due 01/25/2037	5,882	4,587
0.936% due 07/25/2036	7,591	5,007
0.941% due 08/25/2036	6,138	5,198
0.946% due 07/25/2036	5,804	4,811
0.946% due 09/25/2036	10,463	8,875
Structured Adjustable Rate Mortgage Loan Trust
1.056% due 10/25/2035	95	90
1.974% due 01/25/2035	57	44
3.093% due 02/25/2034	52	52
3.124% due 08/25/2034	73	73
Structured Asset Mortgage Investments Trust
1.036% due 02/25/2036 ^	30	25
Thornburg Mortgage Securities Trust
2.878% due 06/25/2047 ^	3,120	2,803
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	68	68
WaMu Mortgage Pass-Through Certificates Trust
1.767% due 11/25/2042	9	8
2.098% due 10/25/2046	242	226
4.211% due 02/25/2037 ^	1,018	962
Wells Fargo Mortgage-Backed Securities Trust
2.945% due 07/25/2036 ^	1,103	1,043
3.003% due 03/25/2036	65	65
3.026% due 12/25/2036	2,043	1,879
3.040% due 01/25/2035	51	51
6.000% due 04/25/2037 ^	4,201	4,140

Total Non-Agency Mortgage-Backed Securities (Cost $193,752)		200,046

ASSET-BACKED SECURITIES 12.2%
Accredited Mortgage Loan Trust
0.886% due 02/25/2037	3,282	3,187
1.060% due 09/25/2035	6,000	5,699

ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036		25	14
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035		2,000	1,869
Bear Stearns Asset-Backed Securities Trust
0.916% due 08/25/2036		3,650	3,697
0.996% due 06/25/2047		7,000	6,159
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036		1,845	1,147
0.936% due 01/25/2037		12,605	8,107
0.956% due 05/25/2037		9,349	6,994
1.656% due 09/25/2035 ^		3,600	2,245
Countrywide Asset-Backed Certificates
0.896% due 04/25/2047		3,326	2,888
0.906% due 05/25/2037		4,919	4,669
0.936% due 06/25/2047		2,074	1,995
0.996% due 12/25/2031 ^		3	2
Fieldstone Mortgage Investment Trust
0.946% due 05/25/2036		4,090	2,837
First Franklin Mortgage Loan Trust
0.896% due 09/25/2036		5,211	4,956
0.916% due 04/25/2036		401	354
1.246% due 09/25/2035		483	476
Fremont Home Loan Trust
0.916% due 08/25/2036		23,717	9,945
1.806% due 11/25/2034		13,312	11,881
GSAMP Trust
0.806% due 12/25/2046		4,404	2,670
0.906% due 12/25/2046		15,059	9,254
HSI Asset Securitization Corp. Trust
0.916% due 05/25/2037		3,234	3,012
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		1,700	1,702
Long Beach Mortgage Loan Trust
0.906% due 05/25/2036		1,802	1,106
0.976% due 02/25/2036		12,351	10,883
1.026% due 05/25/2046		8,978	3,922
1.316% due 10/25/2034		9	9
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		2,100	2,100
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		816	808
MASTR Asset-Backed Securities Trust
0.806% due 01/25/2037		30,661	11,918
0.966% due 05/25/2037		11,000	8,638
1.046% due 12/25/2035		3,846	3,472
Merrill Lynch Mortgage Investors Trust
1.006% due 07/25/2037		4,635	1,849
Morgan Stanley ABS Capital, Inc. Trust
0.846% due 01/25/2037		4,172	2,347
0.886% due 02/25/2037		10,787	6,247
0.891% due 11/25/2036		13,749	8,453
0.916% due 09/25/2036		16,910	9,354
0.966% due 01/25/2037		6,013	3,431
1.006% due 04/25/2036		7,500	6,176
2.656% due 02/25/2047		4,557	3,910
Morgan Stanley Home Equity Loan Trust
0.856% due 12/25/2036		6,242	3,530
Option One Mortgage Loan Trust
0.896% due 01/25/2037		3,994	2,329
Penta CLO S.A.
0.001% due 06/04/2024	EUR	42	45
Popular ABS Mortgage Pass-Through Trust
1.086% due 07/25/2036		$8,800	6,906
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,618	4,302
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		6,174	5,875
Securitized Asset-Backed Receivables LLC Trust
0.836% due 08/25/2036		2,758	1,207
1.716% due 01/25/2036 ^		12,093	7,937
SG Mortgage Securities Trust
0.896% due 10/25/2036		5,150	4,339
SLM Private Education Loan Trust
3.954% due 05/16/2044		616	640
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	4,051	4,166
1.382% due 10/25/2017		$30	30
Structured Asset Investment Loan Trust
1.066% due 01/25/2036		2,900	2,261
Structured Asset Securities Corp. Mortgage Loan Trust
0.891% due 07/25/2036		3,385	3,182
0.926% due 12/25/2036		1,542	1,423
1.076% due 05/25/2037		4,067	3,947

Wells Fargo Home Equity Asset-Backed Securities Trust
1.346% due 11/25/2035		1,000	968

Total Asset-Backed Securities (Cost $222,898)			233,469

SOVEREIGN ISSUES 9.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	646
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	2,992
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	6,310	1,939
0.000% due 04/01/2017 (d)		269,264	80,203
Export-Import Bank of India
4.000% due 08/07/2017		$10,000	10,113
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	18,543
Japan Government International Bond
0.100% due 12/15/2018	JPY	5,290,000	45,522
Province of Ontario
1.650% due 09/27/2019		$2,000	1,989
4.000% due 10/07/2019		300	317
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,339
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	400,000	3,392
Saudi Government International Bond
2.375% due 10/26/2021		$3,300	3,207
4.500% due 10/26/2046		1,000	961

Total Sovereign Issues (Cost $179,983)			182,163

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (b)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		1,100	1,317

Total Preferred Securities (Cost $1,133)			1,317

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.4%
CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$400	400
Barclays Bank PLC
1.745% due 11/06/2017		8,000	8,008
Credit Suisse AG
1.753% due 09/12/2017		7,500	7,510
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		2,700	2,705
Natixis S.A.
1.688% due 09/25/2017		13,000	13,045
Norinchukin Bank
1.589% due 10/12/2017		13,400	13,432
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		3,900	3,907
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		2,600	2,604
1.723% due 09/18/2017		9,000	9,017

			60,628

COMMERCIAL PAPER 0.1%
Credit Suisse NY
1.470% due 07/03/2017		500	496
ENI Finance USA, Inc.
1.750% due 10/02/2017		500	494
Natixis NY
1.400% due 07/03/2017		600	596
Standard Chartered Bank
1.430% due 07/03/2017		300	298

			1,884

REPURCHASE AGREEMENTS (g) 0.1%			1,155

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		600	600

JAPAN TREASURY BILLS 12.0%
(0.308)% due 01/10/2017 - 02/06/2017 (c)(d)	JPY	26,670,000	228,224

U.S. TREASURY BILLS 1.0%
0.459% due 01/12/2017 - 03/09/2017 (c)(d)(j)(m)		$19,927	19,916

Total Short-Term Instruments (Cost $342,945)			312,407

Total Investments in Securities (Cost $2,281,529)			2,277,176

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III		8,332,025	82,362

Total Short-Term Instruments (Cost $82,360)			82,362

Total Investments in Affiliates (Cost $82,360)			82,362

Total Investments 123.8% (Cost $2,363,889)			$2,359,538
Financial Derivative Instruments (i)(l) (1.6)% (Cost or Premiums, net $12,554)			(30,550)
Other Assets and Liabilities, net (22.2)%			(422,949)

Net Assets 100.0%			$1,906,039

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,155	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	$(1,181)	$1,155	$1,155

Total Repurchase Agreements						$(1,181)	$1,155	$1,155

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.890%	12/15/2016	01/31/2017	$(10,085)	$(10,090)
BOS	1.070	12/15/2016	01/18/2017	(6,130)	(6,134)
GRE	0.930	12/02/2016	01/03/2017	(689)	(689)
	1.300	12/15/2016	01/03/2017	(989)	(989)
RDR	0.830	12/15/2016	01/20/2017	(14,930)	(14,937)
	0.930	12/01/2016	01/09/2017	(100,188)	(100,273)
SCX	0.870	10/27/2016	02/23/2017	(4,770)	(4,778)
	0.870	11/16/2016	02/23/2017	(5,985)	(5,992)

Total Reverse Repurchase Agreements					$(143,882)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(74,885) at a weighted average interest rate of 0.601%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$7,700	$(8,075)	$(8,092)
Fannie Mae, TBA	4.500	02/01/2047	16,000	(17,112)	(17,186)
U.S. Treasury Notes	1.125	09/30/2021	6,700	(6,417)	(6,477)

Total Short Sales				$(31,604)	$(31,755)

(4)	Payable for short sales includes $20 of accrued interest.

(h)	Securities with an aggregate market value of $143,105 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	2,731	$675	$749

Total Purchased Options				$675	$749

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	502	$(199)	$(252)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,731	$(876)	$(980)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	2,731	(336)	(272)

				$(1,212)	$(1,252)

Total Written Options				$(1,411)	$(1,504)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	34	$16	$22	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	418	(296)	114	(145)
E-mini S&P 500 Index March Futures	Short	03/2017	2,091	1,055	821	(1)
Euro-Bobl March Futures	Long	03/2017	450	421	5	(38)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	704	1,825	408	(333)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	421	(903)	199	(208)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	2,176	(1,100)	357	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	820	35	282	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	465	256	349	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	301	(401)	292	0
United Kingdom Long Gilt March Futures	Long	03/2017	398	1,428	407	(20)

Total Futures Contracts				$2,336	$3,256	$(745)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	100	$1	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$7,100	$507	$197	$6	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	4,500	287	35	5	0

				$794	$232	$11	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018		$392,500	$(459)	$(434)	$17	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		847,700	(5,257)	2,892	0	(135)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		107,900	2,400	832	0	(120)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		81,300	(879)	1,164	0	(118)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		138,700	(1,349)	1,961	0	(222)
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		159,500	(583)	(377)	132	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		32,400	(9)	603	0	(101)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,000	14	121	0	(7)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		112,600	290	386	0	(164)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		147,520	7,904	2,252	0	(494)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		19,400	383	248	0	(21)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		67,950	(1,828)	2,186	0	(578)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		16,150	436	2,119	0	(137)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		22,100	1,680	531	0	(185)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		44,000	3,629	5,562	0	(370)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		23,200	2,118	452	0	(205)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(916)	(122)	0	(47)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		44,700	(3,410)	(69)	0	(193)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		33,500	2,001	270	0	(245)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		6,600	(656)	151	0	(116)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,590,000	1,244	586	0	(183)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	663,000	(417)	(187)	0	(2)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		97,000	(43)	(25)	0	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		21,000	(31)	(4)	1	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		53,300	(193)	(42)	6	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		133,800	(512)	(129)	24	0

						$5,557	$20,927	$180	$(3,643)

Total Swap Agreements						$6,352	$21,159	$191	$(3,643)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $1,452 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $61,515 and cash of $2,577 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

BOA	01/2017	BRL	14,296	$	4,354	$0	$(19)
	01/2017	JPY	3,480,000		34,495	4,707	0
	01/2017	$	4,387	BRL	14,296	6	0
	02/2017		5,289	RUB	338,408	163	0
BPS	01/2017	BRL	93,248	$	28,611	0	(39)
	01/2017	$	27,761	BRL	93,248	890	0
	02/2017	JPY	1,770,000	$	16,904	1,732	0
	02/2017	$	13,028	CNH	88,897	0	(423)
	04/2017	BRL	96,140	$	27,915	0	(904)
	12/2018	JPY	1,960,000		17,862	338	0
CBK	01/2017		7,640,000		74,242	8,814	0
	01/2017	$	1,999	EUR	1,909	10	0
	02/2017	JPY	6,140,000	$	58,599	5,970	0
	12/2018		3,330,000		30,377	605	0
DUB	01/2017	BRL	163,159		47,761	0	(2,369)
	01/2017	$	49,637	BRL	163,159	493	0
	02/2017		9,025	MXN	173,145	0	(718)
	04/2017	BRL	37,523	$	10,802	0	(446)
FBF	01/2017		22,039		6,762	0	(9)
	01/2017	$	6,713	BRL	22,039	58	0
GLM	01/2017	CAD	24,135	$	18,397	421	0
	02/2017	CNH	116,301		16,712	221	0
	02/2017	MXN	18,914		886	0	(22)
	02/2017	RUB	1,199,830		19,494	162	0
	02/2017	SEK	965		107	01	0
	02/2017	$	14,648	RUB	924,952	255	0
HUS	01/2017	SGD	344	$	247	9	0
	01/2021	BRL	3,570		550	0	(275)
JPM	01/2017		119,355		34,928	0	(1,744)
	01/2017	EUR	6,375		6,788	76	0
	01/2017	GBP	1,096		1,388	37	0
	01/2017	JPY	7,640,000		74,422	8,998	0
	01/2017	$	36,185	BRL	119,356	486	0
	01/2017		3,180	JPY	373,791	19	0
	02/2017	CNH	199,027	$	28,590	369	0
	02/2017	JPY	373,791		3,184	0	(20)
	02/2017	MXN	4,635		222	0	0
	02/2017	RUB	874,197		13,192	0	(893)
	02/2017	$	135	MXN	2,767	0	(2)
	02/2017	ZAR	5,170	$	375	1	0
	04/2017	BRL	60,555		17,686	0	(466)
MSB	01/2017		36,439		11,181	0	(15)
	01/2017	$	10,811	BRL	36,439	385	0
	02/2017		2,355	MXN	48,355	0	(35)
	04/2017	BRL	37,523	$	10,864	0	(384)
SCX	01/2017		13,726		4,212	0	(6)
	01/2017	HKD	3,946		509	0	0
	01/2017	JPY	373,791		3,345	147	0
	01/2017	$	4,193	BRL	13,726	24	0
	01/2017		18,097	CAD	24,401	78	0
	02/2017	AUD	24,575	$	18,350	633	0
	02/2017	BRL	13,726		4,156	0	(27)
	02/2017	$	15,893	CNH	106,851	0	(742)
TOR	01/2017	BRL	36,439	$	11,091	0	(104)
	01/2017	$	10,695	BRL	36,439	500	0
	04/2017	BRL	37,523	$	10,742	0	(506)
UAG	01/2017	$	1,111	EUR	1,046	0	(10)
	01/2017		508	HKD	3,946	0	0
	02/2017	CNH	195,149	$	28,675	1,060	0
	02/2017	$	17,807	AUD	24,717	12	0
	02/2017		3,570	CNH	23,676	0	(213)
	03/2017	HKD	3,946	$	508	0	(0)

Total Forward Foreign Currency Contracts						$37,679	$(10,391)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$39,700	$740	$619
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		600	24	91
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	17,300	677	1
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$11,100	466	2,002

							$1,907	$2,713

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$4,600	$450	$180
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		4,600	450	630
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		9,600	887	375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		9,600	979	1,316
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		19,600	2,246	1,185
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,600	2,246	3,010
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	16,600	437	636
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$22,800	1,160	1,568
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	486
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$107,800	367	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	3,130
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		125,900	452	1
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	716
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$844,700	397	597
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		132,100	750	539
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		9,400	942	380
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		9,400	942	1,327
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		16,500	1,636	724
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		16,500	1,636	2,232
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	1,122
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,100	2,891	1,652
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,100	2,891	3,737
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		243,200	140	172

								$25,834	$25,716

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$533,700	$480	$401
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	496,200	50	8

						$530	$409

Total Purchased Options						$28,271	$28,838

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$39,700	$(407)	$(330)
	Call - OTC USD versus JPY		125.000	03/29/2017		39,700	(214)	(166)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		600	(24)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,472	(329)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,472	(294)	(170)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$18,143	(182)	(234)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,897	(261)	(15)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	17,300	(553)	(3)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,495	(507)	(4)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,495	(409)	(251)
	Put - OTC EUR versus USD		$1.028	01/17/2017		17,800	(89)	(38)
	Call - OTC EUR versus USD		1.055	01/17/2017		17,800	(136)	(167)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$11,100	(479)	0

							$(3,884)	$(1,381)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(2,105)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,420)	(4,200)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,300	(88)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,400	(278)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	8,800	(151)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,700	(301)	(3)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	375,400	(398)	(555)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(1,546)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(513)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	93,500	(142)	(138)

							$(6,591)	$(9,065)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$1,067,400	$(555)	$(443)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	496,200	0	(1)

						$(555)	$(444)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$639	$0	$18

Total Written Options					$(11,512)	$(10,873)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
HUS	U.S. Treasury Notes	0.250%	06/20/2017	0.167%	EUR	2,100	$(4)	$5	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$18,414	$(3,773)	$1,333	$0	$(2,440)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	204	132	336	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	204	132	336	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	3	3	0

					$(3,365)	$1,602	$677	$(2,440)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	4,860,000	$0	$197	$197	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	28,900	(4)	147	143	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	7,290,000	0	295	295	0
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026		9,720,000	0	393	393	0
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	21,500	(78)	137	59	0
	Receive	CPTFEMU	0.660	01/30/2020		58,300	(5)	420	415	0
	Receive	CPTFEMU	0.992	03/30/2020		55,400	(7)	(308)	0	(315)
HUS	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(6)	(7)	0	(13)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,711,000	0	393	393	0

							$(100)	$1,667	$1,895	$(328)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	392,222	3-Month USD-LIBOR plus a specified spread	10/12/2017	$1,603,627	$0	$(73,912)	$0	$(73,912)

Total Swap Agreements							$(3,469)	$(70,638)	$2,573	$(76,680)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $79,214 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,934	$0	$10,934
Corporate Bonds & Notes
Banking & Finance	0	204,916	0	204,916
Industrials	0	38,246	0	38,246
Utilities	0	46,055	0	46,055
Municipal Bonds & Notes
California	0	8,726	0	8,726
Illinois	0	2,959	0	2,959
Iowa	0	44	0	44
New Jersey	0	1,400	0	1,400
New York	0	4,361	0	4,361
Ohio	0	2,280	0	2,280
Tennessee	0	129	0	129
Washington	0	4,525	0	4,525
West Virginia	0	231	0	231
U.S. Government Agencies	0	459,914	0	459,914
U.S. Treasury Obligations	0	563,054	0	563,054
Non-Agency Mortgage-Backed Securities	0	200,046	0	200,046
Asset-Backed Securities	0	231,369	2,100	233,469
Sovereign Issues	0	182,163	0	182,163
Preferred Securities
Banking & Finance	0	1,317	0	1,317
Short-Term Instruments
Certificates of Deposit	0	60,628	0	60,628
Commercial Paper	0	1,884	0	1,884
Repurchase Agreements	0	1,155	0	1,155
Short-Term Notes	0	600	0	600
Japan Treasury Bills	0	228,224	0	228,224
U.S. Treasury Bills	0	19,916	0	19,916
	$0	$2,275,076	$2,100	$2,277,176

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,362	$0	$0	$82,362

Total Investments	$82,362	$2,275,076	$2,100	$2,359,538

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(25,278)	0	(25,278)
U.S. Treasury Obligations	0	(6,477)	0	(6,477)
	$0	$(31,755)	$0	$(31,755)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,256	940	0	4,196
Over the counter	0	69,090	0	69,090
	$3,256	$70,030	$0	$73,286

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(997)	(4,895)	0	(5,892)
Over the counter	0	(97,944)	0	(97,944)

	$(997)	$(102,839)	$0	$(103,836)

Total Financial Derivative Instruments	$2,259	$(32,809)	$0	$(30,550)

Totals	$84,621	$2,210,512	$2,100	$2,297,233

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.1%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$606	$615
Charter Communications Operating LLC
3.250% due 01/15/2022		893	897
Community Health Systems, Inc.
4.185% due 12/31/2018		845	833

Total Bank Loan Obligations (Cost $2,336)			2,345

CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 4.5%
Ally Financial, Inc.
6.250% due 12/01/2017		800	831
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		553	509
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,772
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	2,800	840
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		400	426
Bank of America Corp.
5.650% due 05/01/2018		$100	105
6.400% due 08/28/2017		200	206
6.875% due 04/25/2018		3,700	3,933
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	700	1,061
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	1,905
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	403
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,687
Credit Agricole S.A.
8.125% due 12/23/2025 (e)		$900	951
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	591
Deutsche Bank AG
4.250% due 10/14/2021		4,000	4,016
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,702
4.750% due 08/15/2017		10,270	10,466
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,300	1,308
2.640% due 10/28/2027		500	510
HSBC Holdings PLC
2.498% due 01/05/2022		1,200	1,223
3.400% due 03/08/2021		500	508
4.300% due 03/08/2026		300	311
HSBC USA, Inc.
1.651% due 08/07/2018		800	800
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	900	1,176
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	614
MUFG Union Bank N.A.
1.281% due 05/05/2017		4,000	4,004
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		100	108
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	400
4.125% due 09/24/2025		400	408
Wells Fargo & Co.
3.500% due 03/08/2022		38	39

			42,813

INDUSTRIALS 2.7%
AbbVie, Inc.
1.800% due 05/14/2018		500	501
2.500% due 05/14/2020		200	200
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98

Actavis Funding SCS
2.208% due 03/12/2020	500	510
3.800% due 03/15/2025	1,100	1,102
Charter Communications Operating LLC
4.464% due 07/23/2022	300	314
4.908% due 07/23/2025	700	738
6.384% due 10/23/2035	100	114
6.484% due 10/23/2045	300	347
6.834% due 10/23/2055	100	117
CVS Health Corp.
3.500% due 07/20/2022	100	103
3.875% due 07/20/2025	709	732
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,126
HCA, Inc.
3.750% due 03/15/2019	4,500	4,635
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	102
3.950% due 07/15/2025	100	101
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	100	105
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,562
QUALCOMM, Inc.
4.800% due 05/20/2045	300	321
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	730	721
2.400% due 09/23/2021	630	609
Thomson Reuters Corp.
1.300% due 02/23/2017	9,800	9,801
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,559

		26,119

UTILITIES 1.7%
AT&T, Inc.
1.418% due 03/30/2017	4,500	4,503
Petrobras Global Finance BV
5.750% due 01/20/2020	1,000	1,015
Verizon Communications, Inc.
2.709% due 09/14/2018	10,100	10,328
6.100% due 04/15/2018	33	35

		15,881

Total Corporate Bonds & Notes (Cost $87,466)		84,813

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,121
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	438

		4,700

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,990

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	415
7.750% due 01/01/2042	700	711

		1,126

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	141

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,120

NEW YORK 0.2%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	113
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,193

		1,306

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,020	883

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	754

Total Municipal Bonds & Notes (Cost $12,883)		15,020

U.S. GOVERNMENT AGENCIES 19.6%
Fannie Mae
1.106% due 07/25/2037	51	51
1.136% due 07/25/2037	60	61
1.156% due 09/25/2035	155	155
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 03/01/2026	1,207	1,249
4.504% due 07/01/2019	631	666
5.000% due 04/01/2035	149	164
5.500% due 09/01/2023	8	9
6.000% due 05/01/2019 - 05/01/2041	2,186	2,480
7.500% due 04/01/2024 - 11/01/2037	221	251
Fannie Mae, TBA
3.000% due 02/01/2047	70,200	69,586
3.500% due 02/01/2047	91,900	94,000
4.500% due 02/01/2047	3,000	3,222
5.000% due 01/01/2047	3,000	3,268
5.500% due 01/01/2047 - 02/01/2047	2,500	2,779
Freddie Mac
0.796% due 12/25/2036	8	8
1.414% due 10/15/2037	52	52
6.000% due 04/01/2040	8	9
Freddie Mac, TBA
5.000% due 01/01/2047	2,000	2,177
5.500% due 01/01/2047	1,000	1,109
Ginnie Mae
6.000% due 12/15/2038	105	119
Ginnie Mae, TBA
5.000% due 01/01/2047	3,000	3,276
Small Business Administration
5.290% due 12/01/2027	48	52
5.720% due 01/01/2029	965	1,061
6.020% due 08/01/2028	775	863

Total U.S. Government Agencies (Cost $184,909)		186,766

U.S. TREASURY OBLIGATIONS 33.7%
U.S. Treasury Bonds
2.875% due 08/15/2045	4,000	3,841
3.000% due 11/15/2044	1,300	1,282
3.125% due 08/15/2044	6,350	6,414
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)	25,542	25,625
0.125% due 01/15/2023 (j)	7,540	7,489
0.125% due 07/15/2024	12,725	12,510
0.250% due 01/15/2025	16,533	16,267
0.375% due 07/15/2023	18,592	18,772
0.625% due 01/15/2026	2,035	2,053
0.750% due 02/15/2045	308	290
1.750% due 01/15/2028	4,615	5,157
2.375% due 01/15/2025 (j)	3,847	4,420
2.375% due 01/15/2027	120	140
2.500% due 01/15/2029	1,576	1,903
3.625% due 04/15/2028	149	197
U.S. Treasury Notes
1.375% due 09/30/2020 (j)	20,800	20,552
1.375% due 10/31/2020 (j)(l)	11,300	11,154
1.500% due 08/15/2026 (g)	13,400	12,305
1.750% due 12/31/2020 (g)	34,300	34,267
1.875% due 10/31/2022	27,800	27,404
2.000% due 11/30/2020 (i)(j)(l)	6,100	6,159
2.000% due 07/31/2022 (l)	10,100	10,054
2.000% due 08/15/2025 (j)(l)	18,700	18,092
2.000% due 11/15/2026	3,400	3,266
2.125% due 08/31/2020 (j)(l)	17,100	17,367
2.125% due 05/15/2025	23,400	22,912
2.250% due 11/15/2025 (i)(l)	700	690
2.375% due 08/15/2024 (g)	31,200	31,310

Total U.S. Treasury Obligations (Cost $325,985)		321,892

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
5.044% due 11/25/2037 ^		8,374	6,103
BCAP LLC Trust
6.434% due 03/26/2037		9,648	7,546
Bear Stearns ALT-A Trust
3.478% due 11/25/2035 ^		7,354	5,896
ChaseFlex Trust
1.056% due 07/25/2037		500	398
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037		6	5
2.990% due 03/25/2036 ^		458	429
3.043% due 08/25/2035		176	173
Countrywide Alternative Loan Trust
0.916% due 02/25/2047		28	24
0.956% due 06/25/2037		89	80
1.567% due 02/25/2036		11	10
6.000% due 06/25/2047		3,492	3,051
Countrywide Home Loan Mortgage Pass-Through Trust
3.105% due 11/25/2034		10	9
3.156% due 02/20/2035		9	9
5.500% due 11/25/2035 ^		66	59
Deutsche ALT-A Securities, Inc.
0.936% due 06/25/2037 ^		590	549
Eddystone Finance PLC
0.931% due 04/19/2021	GBP	1,351	1,658
GSR Mortgage Loan Trust
3.160% due 11/25/2035		$10	10
HarborView Mortgage Loan Trust
0.906% due 12/19/2036 ^		864	648
JPMorgan Chase Commercial Mortgage Securities Trust
5.439% due 01/15/2049		1,085	1,088
JPMorgan Mortgage Trust
3.086% due 07/25/2035		66	66
3.163% due 08/25/2034		127	128
3.169% due 02/25/2035		4	4
5.750% due 01/25/2036 ^		22	19
LB Commercial Mortgage Trust
5.873% due 07/15/2044		4,318	4,365
Merrill Lynch Mortgage Investors Trust
3.292% due 09/25/2035 ^		218	197
Residential Accredit Loans, Inc. Trust
0.941% due 08/25/2036		997	845
0.956% due 05/25/2047		11,393	9,579
Structured Adjustable Rate Mortgage Loan Trust
3.058% due 04/25/2035		274	260
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036		12,830	10,300
0.986% due 02/25/2036		2,587	2,332
WaMu Mortgage Pass-Through Certificates Trust
1.297% due 01/25/2047		32	29
1.337% due 05/25/2047		5,385	4,756
2.098% due 09/25/2046		59	56
2.098% due 10/25/2046		54	50
2.609% due 06/25/2037 ^		2,031	1,848
Wells Fargo Mortgage-Backed Securities Trust
3.003% due 03/25/2036 ^		390	381
3.026% due 12/25/2036		375	345
3.027% due 07/25/2036 ^		1,069	1,029

Total Non-Agency Mortgage-Backed Securities (Cost $63,741)			64,334

ASSET-BACKED SECURITIES 11.9%
Asset-Backed Funding Certificates Trust
0.886% due 01/25/2037		3,013	2,074
Asset-Backed Securities Corp. Home Equity Loan Trust
1.716% due 07/25/2035		300	280
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		581	580
Bear Stearns Asset-Backed Securities Trust
0.866% due 02/25/2037		2,292	2,194
0.906% due 07/25/2036		2,971	2,801
0.916% due 08/25/2036		1,035	1,048
0.956% due 12/25/2036		387	371
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		24	17
0.916% due 12/25/2036		3,758	2,337

Countrywide Asset-Backed Certificates
0.884% due 07/25/2036		5,330	5,135
0.896% due 06/25/2037		1,423	1,174
0.896% due 06/25/2047 ^		1,532	1,111
1.006% due 06/25/2047		1,200	913
1.036% due 09/25/2036		9,078	8,831
4.902% due 10/25/2046 ^		8,228	7,715
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		10	6
Fieldstone Mortgage Investment Trust
1.491% due 12/25/2035		10,750	8,770
First Franklin Mortgage Loan Trust
1.286% due 09/25/2035		4,000	3,871
Fremont Home Loan Trust
0.856% due 08/25/2036		111	46
0.926% due 02/25/2036		1,470	1,274
GSAA Home Equity Trust
3.180% due 03/25/2036		7,508	5,954
GSAMP Trust
0.906% due 08/25/2036		984	882
2.076% due 12/25/2034 ^		1,711	1,169
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.806% due 11/25/2034		1,004	961
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		300	300
Long Fellow Place CLO Ltd.
1.000% due 01/15/2024 (a)		1,100	1,100
MASTR Specialized Loan Trust
1.016% due 06/25/2046		4,600	4,048
Merrill Lynch Mortgage Investors Trust
0.866% due 08/25/2037		9,227	5,912
Morgan Stanley ABS Capital, Inc. Trust
0.806% due 07/25/2036		6	3
0.916% due 09/25/2036		3,505	1,939
0.971% due 03/25/2037		9,996	4,889
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		5,695	3,257
Option One Mortgage Loan Trust
1.066% due 04/25/2037		434	272
People’s Choice Home Loan Securities Trust
1.276% due 12/25/2035		864	804
Popular ABS Mortgage Pass-Through Trust
1.086% due 07/25/2036		3,700	2,904
Residential Asset Mortgage Products Trust
1.679% due 09/25/2033		1,815	1,711
Residential Asset Securities Corp. Trust
1.006% due 04/25/2037		15,327	14,702
1.156% due 02/25/2036		580	502
Securitized Asset-Backed Receivables LLC Trust
1.006% due 05/25/2036		1,676	1,022
SG Mortgage Securities Trust
0.936% due 02/25/2036		5,793	3,270
SLM Private Education Loan Trust
1.304% due 07/15/2022		1,371	1,373
3.954% due 05/16/2044		181	188
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	405	417
Soundview Home Loan Trust
0.816% due 11/25/2036		$9	4
South Texas Higher Education Authority, Inc.
1.376% due 10/01/2020		52	52
Structured Asset Securities Corp. Mortgage Loan Trust
0.986% due 05/25/2047		2,300	1,855
Venture CDO Ltd.
1.102% due 07/22/2021		179	177
Voya CLO Ltd.
2.180% due 10/15/2022		3,600	3,602

Total Asset-Backed Securities (Cost $111,928)			113,817

SOVEREIGN ISSUES 7.3%
Brazil Government International Bond
5.625% due 02/21/2047		1,700	1,496
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	2,710	833
0.000% due 04/01/2017 (c)		130,031	38,731
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,095
Japan Government International Bond
0.100% due 12/15/2018	JPY	2,600,000	22,374
Korea Development Bank
3.500% due 08/22/2017		$200	202
Province of Ontario
1.100% due 10/25/2017		200	200
1.650% due 09/27/2019		300	299
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,621

Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	60,000	503
Saudi Government International Bond
2.375% due 10/26/2021		$1,200	1,166
4.500% due 10/26/2046		400	384

Total Sovereign Issues (Cost $69,334)			69,904

SHORT-TERM INSTRUMENTS 14.2%
CERTIFICATES OF DEPOSIT 2.7%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		200	200
Barclays Bank PLC
1.745% due 11/06/2017		4,000	4,004
Credit Suisse AG
1.753% due 09/12/2017		3,200	3,204
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		1,100	1,102
Natixis S.A.
1.688% due 09/25/2017		5,300	5,318
Norinchukin Bank
1.589% due 10/11/2017		5,500	5,513
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		1,600	1,603
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		1,000	1,002
1.723% due 09/18/2017		3,700	3,707

			25,653

COMMERCIAL PAPER 0.7%
Autonation, Inc.
1.320% due 01/03/2017		2,800	2,800
1.320% due 01/04/2017		1,800	1,800
Credit Suisse NY
1.507% due 07/03/2017		200	198
Engie
1.638% due 10/04/2017		900	890
Natixis NY
1.434% due 07/03/2017		300	298
Standard Chartered Bank
1.465% due 07/03/2017		300	298

			6,284

REPURCHASE AGREEMENTS (f) 0.5%			5,142

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	300

JAPAN TREASURY BILLS 9.9%
(0.297)% due 01/10/2017 - 02/06/2017 (b)(c)	JPY	11,040,000	94,474

U.S. TREASURY BILLS 0.4%
0.463% due 01/12/2017 - 03/09/2017 (b)(c)(i)(l)		$3,761	3,759

Total Short-Term Instruments (Cost $147,948)			135,612

Total Investments in Securities (Cost $1,006,530)			994,503

	SHARES
INVESTMENTS IN AFFILIATES 17.1%
SHORT-TERM INSTRUMENTS 17.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.1%
PIMCO Short-Term Floating NAV Portfolio III		16,509,148	163,193

Total Short-Term Instruments (Cost $163,199)			163,193

Total Investments in Affiliates (Cost $163,199)			163,193

Total Investments 121.2% (Cost $1,169,729)			$1,157,696
Financial Derivative Instruments (h)(k) 11.5% (Cost or Premiums, net $5,831)			110,229
Other Assets and Liabilities, net (32.7)%			(313,011)

Net Assets 100.0%			$954,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$4,600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(4,805)	$4,600	$4,600
SSB	0.010	12/30/2016	01/03/2017	542	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(555)	542	542

Total Repurchase Agreements						$(5,360)	$5,142	$5,142

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/30/2016	01/03/2017	$(4,606)	$(4,607)
SCX	0.800	10/20/2016	01/20/2017	(2,366)	(2,370)
	0.930	11/08/2016	03/08/2017	(845)	(846)

Total Reverse Repurchase Agreements					$(7,823)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(23,807) at a weighted average interest rate of 0.598%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2047	$800	$(839)	$(841)
U.S. Treasury Notes	1.125	09/30/2021	2,600	(2,490)	(2,513)

Total Short Sales				$(3,329)	$(3,354)

(4)	Payable for short sales includes $8 of accrued interest.

(g)	Securities with an aggregate market value of $7,692 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	17.000	03/22/2017	1,453	$359	$398

Total Purchased Options				$359	$398

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$124.500	01/27/2017	255	$(101)	$(128)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,453	$(466)	$(521)
Put - CBOE Volatility S&P 500 Index	15.000	03/22/2017	1,453	(179)	(145)

				$(645)	$(666)

Total Written Options				$(746)	$(794)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2017	15	$7	$10	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2017	217	(154)	59	(75)
Euro-Bobl March Futures	Long	03/2017	192	198	2	(16)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	305	781	177	(145)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	218	(467)	103	(108)
Russell 2000 Mini Index March Futures	Short	03/2017	124	167	57	0
U.S. Treasury 2-Year Note March Futures	Long	03/2017	681	(119)	43	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	285	(144)	47	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	904	(119)	311	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	242	112	181	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	147	(213)	142	0
United Kingdom Long Gilt March Futures	Long	03/2017	136	341	139	(7)

Total Futures Contracts				$390	$1,271	$(351)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.289%	EUR	100	$1	$0	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,700	$193	$86	$2	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	1,700	108	13	2	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	8,600	144	53	3	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,800	48	16	1	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	4,500	70	23	1	0

				$563	$191	$9	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay *	3-Month USD-LIBOR	1.100%	01/23/2018	$	99,800	$(117)	$(224)	$4	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		526,500	(3,264)	3,851	0	(83)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		2,300	(53)	(73)	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		162,700	(1,760)	6,492	0	(235)
Pay	3-Month USD-LIBOR	2.000	06/15/2023		32,100	(248)	(1,376)	58	0
Pay *	3-Month USD-LIBOR	2.500	12/15/2023		76,300	(279)	(180)	63	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,400	(2)	541	0	(29)
Pay	3-Month USD-LIBOR	2.250	06/15/2026		1,100	8	67	0	(4)
Receive *	3-Month USD-LIBOR	2.750	12/15/2026		53,900	139	185	0	(79)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		101,110	5,479	4,334	0	(340)
Receive *	3-Month USD-LIBOR	2.098	07/01/2041		7,900	156	101	0	(9)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		23,900	(643)	3,217	0	(203)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		9,285	250	1,218	0	(79)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		9,800	745	1,189	0	(82)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		23,700	1,955	2,996	0	(199)
Receive *	3-Month USD-LIBOR	2.285	05/25/2048		9,800	895	777	0	(87)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027	EUR	3,300	(66)	(39)	14	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(241)	(32)	0	(12)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(1,243)	(25)	0	(70)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		10,400	621	84	0	(76)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		3,400	(338)	78	0	(60)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	840,000	657	336	0	(97)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	77,200	(49)	(28)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	(7)	(5)	0	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		74,200	(228)	(151)	6	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		22,100	(80)	(57)	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	(117)	(83)	4	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	(23)	(20)	1	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		24,200	(106)	(78)	4	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	(3)	(2)	0	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		38,200	(231)	(157)	9	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		8,100	(48)	(34)	2	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	(210)	(192)	16	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	9,200	25	111	4	0

						$1,571	$22,818	$191	$(1,744)

Total Swap Agreements						$2,135	$23,009	$200	$(1,744)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $757 have been pledged as collateral as of December 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $25,598 and cash of $2,544 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	6,256	$	1,873	$0	$(50)
	01/2017	JPY	1,030,000		10,210	1,393	0
	01/2017	$	1,920	BRL	6,256	3	0
BPS	01/2017	BRL	45,048	$	13,822	0	(19)
	01/2017	$	13,411	BRL	45,048	430	0
	02/2017	JPY	830,000	$	7,927	812	0
	02/2017	$	8,878	CNH	60,601	0	(302)
	04/2017	BRL	46,445	$	13,486	0	(437)
	12/2018	JPY	970,000		8,840	167	0
BRC	02/2017	CNH	58,906		8,654	318	0
CBK	01/2017	JPY	3,200,000		31,010	3,604	0
	02/2017	CNH	127,777		18,752	670	0
	02/2017	JPY	2,900,000		27,677	2,820	0
	12/2018		1,630,000		14,869	296	0
DUB	01/2017	BRL	78,444		22,981	0	(1,121)
	01/2017	$	23,864	BRL	78,444	238	0
	02/2017	RUB	370,843	$	6,028	53	0
	02/2017	$	3,030	MXN	58,125	0	(241)
	04/2017	BRL	18,117	$	5,215	0	(215)
FBF	01/2017		11,316		3,472	0	(5)
	01/2017	$	3,447	BRL	11,317	30	0
GLM	01/2017	JPY	52,800	$	463	11	0
	01/2017	$	503	EUR	481	3	0
	02/2017	CAD	12,488	$	9,524	218	0
	02/2017	MXN	14,032		657	0	(16)
	02/2017	$	9,367	CAD	12,623	40	0
	02/2017		10,783	RUB	683,464	229	0
HUS	01/2017	SGD	158	$	114	4	0
	01/2021	BRL	1,520		234	0	(117)
JPM	01/2017		58,115		17,013	0	(843)
	01/2017	GBP	2,795		3,540	95	0
	01/2017	JPY	3,080,000		29,908	3,531	0
	01/2017	$	17,621	BRL	58,115	235	0
	01/2017		1,032	EUR	969	0	(12)
	02/2017	MXN	4,785	$	229	0	0
	02/2017	RUB	394,000		5,946	0	(403)
	02/2017	$	1,894	CHF	1,857	0	(66)
	04/2017	BRL	29,236	$	8,539	0	(225)
MSB	01/2017		17,593		5,398	0	(7)
	01/2017	$	5,220	BRL	17,593	186	0
	02/2017	RUB	256,645	$	4,167	32	0
	02/2017	$	3,640	MXN	74,740	0	(54)
	04/2017	BRL	18,116	$	5,245	0	(185)
SCX	01/2017		5,299		1,626	0	(2)
	01/2017	HKD	1,233		159	0	0
	01/2017	$	1,619	BRL	5,299	9	0
	01/2017		1,191	CNH	8,304	0	(2)
	02/2017	AUD	12,715	$	9,494	328	0
	02/2017	BRL	5,299		1,605	0	(10)
	02/2017	CNH	114,903		16,575	285	0
	02/2017	$	16,896	CNH	113,595	0	(789)
TOR	01/2017	BRL	17,594	$	5,398	0	(7)
	01/2017	$	5,164	BRL	17,594	242	0
	04/2017	BRL	18,117	$	5,186	0	(244)
UAG	01/2017	CNH	8,304		1,209	19	0
	01/2017	$	500	EUR	471	0	(5)
	01/2017		159	HKD	1,233	0	0
	02/2017		9,210	AUD	12,784	6	0
	02/2017		2,203	CNH	14,610	0	(131)
	03/2017	HKD	1,233	$	159	0	0

Total Forward Foreign Currency Contracts						$16,307	$(5,508)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	03/29/2017		$20,500	$383	$320
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		300	12	45
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	6,500	254	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$4,600	193	830

							$842	$1,195

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018		$1,900	$186	$74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,900	186	260
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		3,800	351	148
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		3,800	387	521
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		7,600	871	460
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		7,600	871	1,167
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	6,700	176	257
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$9,900	504	681
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	200
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		$50,300	171	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	1,355
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		58,000	208	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	295
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$409,100	192	289
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		60,900	346	249
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		3,800	381	154
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		3,800	381	536
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		6,900	684	303
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		6,900	684	933
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	426
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		14,400	1,659	948
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		14,400	1,659	2,144
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		116,300	67	82

								$11,608	$11,482

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.150%	3-Month USD-LIBOR	11/28/2017	$266,700	$226	$201
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	198,100	20	3

						$246	$204

Total Purchased Options						$12,696	$12,881

*	The underlying instrument has a forward starting effective date.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus JPY	JPY	122.000	03/29/2017		$20,500	$(210)	$(171)
	Call - OTC USD versus JPY		125.000	03/29/2017		20,500	(111)	(86)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		300	(12)	0
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,861	(150)	(1)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,861	(134)	(77)
	Put - OTC USD versus BRL	BRL	3.250	01/26/2017		$9,317	(94)	(120)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,162	(115)	(7)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	6,500	(207)	(1)
	Put - OTC EUR versus MXN		18.900	03/21/2017		5,787	(235)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,787	(189)	(116)
	Put - OTC EUR versus USD		$1.028	01/17/2017		9,300	(46)	(20)
	Call - OTC EUR versus USD		1.055	01/17/2017		9,300	(71)	(87)
SOG	Call - OTC USD versus RUB	RUB	110.000	02/24/2017		$4,600	(199)	0

							$(1,773)	$(688)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$49,400	$(514)	$(913)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	98,600	(1,050)	(1,823)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,400	(40)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	8,200	(131)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	4,100	(70)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	8,100	(138)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	181,800	(193)	(269)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(333)	(587)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	13,100	(346)	(237)
RYL	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	3.000	11/22/2017	44,700	(68)	(66)

							$(2,883)	$(3,898)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor *	0.040%	3-Month USD-LIBOR	11/28/2017	$533,400	$(229)	$(221)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	198,100	0	(1)

						$(229)	$(222)

*	The underlying instrument has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$269	$0	$8

Total Written Options					$(4,889)	$(4,800)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$49	$32	$81	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,006	(1,651)	591	0	(1,060)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	65	43	108	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$(1,537)	$667	$190	$(1,060)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	2,320,000	$0	$94	$94	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	8,800	(1)	44	43	0
CBK	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,480,000	0	141	141	0
	Receive	CPTFEMU	0.990	03/31/2020	EUR	7,900	(2)	(42)	0	(44)
DUB	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,640,000	0	188	188	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	0	(1)	0	(1)
	Receive	CPTFEMU	0.740	01/26/2020	EUR	12,900	(44)	79	35	0
	Receive	CPTFEMU	0.660	01/30/2020		21,200	(2)	153	151	0
	Receive	CPTFEMU	0.992	03/30/2020		28,000	(3)	(156)	0	(159)
JPM	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,625,000	0	187	187	0

							$(52)	$687	$839	$(204)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	Russell 2000 Index	103,546	3-Month USD-LIBOR less a specified spread	08/10/2017	$601,709	$0	$80,384	$80,384	$0
JPM	Receive	Russell 2000 Index	43,800	3-Month USD-LIBOR less a specified spread	11/08/2017	276,294	0	12,220	12,220	0

							$0	$92,604	$92,604	$0

Total Swap Agreements							$(1,589)	$93,958	$93,633	$(1,264)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $2,149 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,345	$0	$2,345
Corporate Bonds & Notes
Banking & Finance	0	42,813	0	42,813
Industrials	0	26,119	0	26,119
Utilities	0	15,881	0	15,881
Municipal Bonds & Notes
California	0	4,700	0	4,700
Colorado	0	4,990	0	4,990
Illinois	0	1,126	0	1,126
Nevada	0	141	0	141
New Jersey	0	1,120	0	1,120
New York	0	1,306	0	1,306
Ohio	0	883	0	883
Washington	0	754	0	754
U.S. Government Agencies	0	186,766	0	186,766
U.S. Treasury Obligations	0	321,892	0	321,892
Non-Agency Mortgage-Backed Securities	0	64,334	0	64,334
Asset-Backed Securities	0	112,717	1,100	113,817
Sovereign Issues	0	69,904	0	69,904
Short-Term Instruments
Certificates of Deposit	0	25,653	0	25,653
Commercial Paper	0	6,284	0	6,284
Repurchase Agreements	0	5,142	0	5,142
Short-Term Notes	0	300	0	300
Japan Treasury Bills	0	94,474	0	94,474
U.S. Treasury Bills	0	3,759	0	3,759
	$0	$993,403	$1,100	$994,503

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163,193	$0	$0	$163,193

Total Investments	$163,193	$993,403	$1,100	$1,157,696

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(841)	0	(841)
U.S. Treasury Obligations	0	(2,513)	0	(2,513)
	$0	$(3,354)	$0	$(3,354)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,271	598	0	1,869
Over the counter	0	122,821	0	122,821
	$1,271	$123,419	$0	$124,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(479)	(2,410)	0	(2,889)
Over the counter	0	(11,572)	0	(11,572)

	$(479)	$(13,982)	$0	$(14,461)

Total Financial Derivative Instruments	$792	$109,437	$0	$110,229

Totals	$163,985	$1,099,486	$1,100	$1,264,571

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.5%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$43,747	$44,417
HCA, Inc.
3.520% due 02/15/2024		2,993	3,028
MGM Growth Properties Operating Partnership LP
3.500% due 04/25/2023		24,316	24,533
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	30,000	32,132
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$8,146	8,139
5.500% due 04/01/2022		18,583	18,626
Veritas U.S., Inc.
6.625% due 01/27/2023		19,106	17,681

Total Bank Loan Obligations (Cost $144,821)			148,556

CORPORATE BONDS & NOTES 24.2%
BANKING & FINANCE 19.7%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,523
AerCap Ireland Capital Ltd.
3.950% due 02/01/2022		200	202
4.250% due 07/01/2020		17,300	17,819
4.500% due 05/15/2021		4,200	4,363
4.625% due 10/30/2020		11,700	12,197
Air Lease Corp.
3.375% due 06/01/2021		22,500	22,815
3.750% due 02/01/2022		25	26
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,710
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		274,300	273,999
2.750% due 01/30/2017		14,065	14,070
3.500% due 01/27/2019		69,457	69,978
4.750% due 09/10/2018		119,254	123,130
5.500% due 02/15/2017		137,561	138,163
6.250% due 12/01/2017		68,589	71,247
8.000% due 03/15/2020		23,306	26,452
American Express Bank FSB
6.000% due 09/13/2017		188,210	194,042
American Express Centurion Bank
6.000% due 09/13/2017		178,900	184,443
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,187
4.875% due 06/01/2022		15	16
ASIF SRL
3.000% due 02/17/2017	EUR	6,983	7,379
15.048% due 04/09/2018		7,126,000	4,548
Australia & New Zealand Banking Group Ltd.
2.300% due 06/01/2021		$4,300	4,232
4.400% due 05/19/2026		200	203
AXA S.A.
7.125% due 12/15/2020	GBP	10	15
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,200	11,707
Banco de Credito e Inversiones
3.000% due 09/13/2017		100	101
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	9,400	2,820
4.000% due 01/21/2019 ^		20,600	6,180
4.750% due 01/15/2018 ^		32,800	9,840
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$75,185	75,353
Banco Santander Chile
1.776% due 04/11/2017		1,400	1,399
Bank of America Corp.
1.434% due 05/02/2017		1,100	1,101
1.540% due 08/25/2017		57,000	57,076
2.000% due 01/11/2018		10	10
2.298% due 04/19/2021		50,220	51,624
2.625% due 04/19/2021		54,100	53,737
3.300% due 01/11/2023		18,665	18,734
3.875% due 03/22/2017		30,200	30,373
3.875% due 08/01/2025		76,308	77,630

3.950% due 04/21/2025		20	20
4.000% due 04/01/2024		25,868	26,690
4.100% due 07/24/2023		17,990	18,800
4.125% due 01/22/2024		38,500	40,028
5.650% due 05/01/2018		1,700	1,782
5.700% due 01/24/2022		18,842	21,167
5.750% due 12/01/2017		49,639	51,427
6.000% due 09/01/2017		33,125	34,089
6.100% due 03/17/2025 (h)		200	201
6.300% due 03/10/2026 (h)		8,000	8,380
6.400% due 08/28/2017		252,627	260,407
6.875% due 04/25/2018		543,557	577,854
8.680% due 05/02/2017		395	405
Bank of America N.A.
1.263% due 06/15/2017		4,400	4,398
1.303% due 05/08/2017 (k)		256,000	256,250
1.750% due 06/05/2018		13,800	13,800
5.300% due 03/15/2017		14,250	14,361
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.979% due 09/14/2018		25,000	25,121
Barclays Bank PLC
7.625% due 11/21/2022		100,995	111,031
7.750% due 04/10/2023		13,399	14,138
10.000% due 05/21/2021	GBP	3,100	4,875
10.179% due 06/12/2021		$258,737	321,319
14.000% due 06/15/2019 (h)	GBP	372,534	564,890
Barclays PLC
2.992% due 08/10/2021		$89,200	91,465
3.200% due 08/10/2021		7,300	7,221
8.000% due 12/15/2020 (h)	EUR	6,200	6,905
BBVA Bancomer S.A.
6.500% due 03/10/2021		$164,450	177,935
7.250% due 04/22/2020		5,000	5,513
Bear Stearns Cos. LLC
6.400% due 10/02/2017		70,525	73,064
7.250% due 02/01/2018		3,500	3,704
BFC Finance Corp.
7.375% due 12/01/2017		124	126
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,012
Blackstone CQP Holdco LP
9.296% due 03/19/2019		126,819	127,929
BPCE S.A.
1.182% due 03/06/2017	GBP	1,200	1,480
1.623% due 06/17/2017 (k)		$305,700	306,088
4.500% due 03/15/2025		300	292
Brixmor Operating Partnership LP
4.125% due 06/15/2026		10,000	9,975
Caixa Economica Federal
2.375% due 11/06/2017		100	99
Capital One Financial Corp.
4.750% due 07/15/2021		80	87
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,525
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	180
CIT Group, Inc.
4.250% due 08/15/2017		54,976	55,732
5.250% due 03/15/2018		45,445	47,206
5.375% due 05/15/2020		600	639
5.500% due 02/15/2019		49,098	51,921
6.625% due 04/01/2018		5,391	5,694
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	20,631
Citigroup, Inc.
1.406% due 05/01/2017		113,200	113,292
1.493% due 03/10/2017		27,835	27,853
1.700% due 04/27/2018		15,000	14,970
1.767% due 07/30/2018		28,300	28,483
1.878% due 06/07/2019		119,200	120,168
2.050% due 06/07/2019		57,300	57,093
2.350% due 08/02/2021		28,900	28,274
2.361% due 09/01/2023		78,726	80,355
2.378% due 03/30/2021		72,200	73,391
2.650% due 10/26/2020		29,100	29,124
2.700% due 03/30/2021		65,300	65,160
3.700% due 01/12/2026		15,000	14,930
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (h)		5,000	5,388
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	47,225
6.875% due 03/19/2020	EUR	12,500	15,526
11.000% due 06/30/2019 (h)		$171,345	202,024

Corporate Office Properties LP
5.000% due 07/01/2025		28,500	29,125
Credit Agricole S.A.
1.498% due 06/12/2017 (k)		272,200	272,544
1.514% due 06/02/2017 (k)		99,300	99,435
6.500% due 06/23/2021 (h)	EUR	5,350	5,831
7.500% due 06/23/2026 (h)	GBP	8,200	10,140
7.875% due 01/23/2024 (h)		$3,650	3,701
8.125% due 12/23/2025 (h)		4,800	5,070
8.125% due 09/19/2033		19,080	20,590
Credit Suisse AG
1.375% due 05/26/2017		850	850
1.427% due 05/26/2017 (k)		118,220	118,318
6.500% due 08/08/2023		14,600	15,569
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	24,925
3.172% due 04/16/2021		150,650	156,283
3.450% due 04/16/2021		45,000	45,290
3.750% due 03/26/2025		51,600	50,840
3.800% due 09/15/2022		125,529	126,665
3.800% due 06/09/2023		84,300	84,235
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	23,264
Deutsche Bank AG
2.792% due 05/10/2019		91,800	93,179
2.850% due 05/10/2019		55,400	55,174
3.375% due 05/12/2021		31,000	30,691
4.250% due 10/14/2021		349,200	350,601
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,347
3.950% due 07/01/2022		31,200	32,066
4.750% due 10/01/2025		10,000	10,384
Eksportfinans ASA
5.500% due 06/26/2017		54,303	55,139
ERP Operating LP
2.850% due 11/01/2026		5,900	5,566
Essex Portfolio LP
3.500% due 04/01/2025		6,100	6,011
FNBC Pass-Through Trust
8.080% due 01/05/2018		50	51
Ford Motor Credit Co. LLC
1.471% due 09/08/2017		161,200	161,261
1.500% due 01/17/2017		19,250	19,252
1.684% due 09/08/2017		400	399
1.732% due 08/12/2019		4,700	4,713
2.240% due 06/15/2018		3,100	3,105
2.375% due 01/16/2018		4,300	4,320
2.456% due 01/08/2019		52,600	53,515
2.943% due 01/08/2019		21,300	21,546
3.200% due 01/15/2021		34,205	34,260
3.336% due 03/18/2021		39,400	39,679
4.250% due 02/03/2017		18,940	18,978
5.000% due 05/15/2018		4,200	4,365
5.875% due 08/02/2021		13,996	15,459
6.625% due 08/15/2017		5,850	6,029
General Motors Financial Co., Inc.
2.400% due 04/10/2018		45,436	45,492
2.625% due 07/10/2017		28,900	29,059
3.200% due 07/13/2020		63,300	63,498
3.200% due 07/06/2021		8,000	7,934
3.250% due 05/15/2018		16,535	16,755
3.500% due 07/10/2019		22,735	23,154
4.375% due 09/25/2021		17,000	17,637
4.750% due 08/15/2017		36,712	37,413
6.750% due 06/01/2018		10,970	11,647
Glitnir Banki HF
0.000% due 12/31/2030	EUR	45	20
Goldman Sachs Group, Inc.
1.586% due 05/22/2017		$800	801
2.042% due 04/23/2020		13,964	14,104
2.163% due 09/15/2020		25,000	25,246
2.700% due 02/25/2021 (k)		100,000	102,971
2.750% due 09/15/2020		26,000	26,116
3.500% due 01/23/2025		19,500	19,250
3.750% due 05/22/2025		4,900	4,915
3.850% due 07/08/2024		16,113	16,455
5.250% due 07/27/2021		1,100	1,206
7.500% due 02/15/2019		300	333
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,099
GSPA Monetization Trust
6.422% due 10/09/2029		20,238	22,290
HBOS PLC
0.387% due 03/21/2017	EUR	2,800	2,948
1.646% due 09/06/2017		$34,650	34,592
6.750% due 05/21/2018		273,366	288,879

HCP, Inc.
4.000% due 12/01/2022		30,000	30,888
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	58,046
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
HSBC Finance Corp.
6.676% due 01/15/2021		100	112
HSBC Holdings PLC
2.498% due 01/05/2022		87,300	88,989
2.950% due 05/25/2021		12,400	12,392
3.191% due 03/08/2021		49,700	52,018
3.400% due 03/08/2021		33,800	34,362
4.000% due 03/30/2022		85	88
4.300% due 03/08/2026		28,900	29,958
6.000% due 09/29/2023 (h)	EUR	3,900	4,256
Huntington Bancshares, Inc.
3.150% due 03/14/2021		$25,000	25,356
ING Bank NV
2.625% due 12/05/2022		43,800	43,540
International Lease Finance Corp.
6.250% due 05/15/2019		800	862
7.125% due 09/01/2018		41,775	45,117
8.750% due 03/15/2017		34,520	35,012
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,725	35,730
5.017% due 06/26/2024		331	306
JPMorgan Chase & Co.
0.088% due 02/21/2017	EUR	700	737
1.426% due 02/15/2017		$3,800	3,802
1.432% due 04/25/2018		50,255	50,406
2.250% due 01/23/2020		8,200	8,179
2.400% due 06/07/2021		8,800	8,717
2.411% due 03/01/2021		15,000	15,471
2.550% due 10/29/2020		9,700	9,691
2.550% due 03/01/2021		25,000	24,912
2.750% due 06/23/2020 (k)		76,800	77,479
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	98
3.625% due 05/13/2024		1,700	1,729
3.875% due 02/01/2024		10,650	11,035
3.900% due 07/15/2025		7,200	7,402
6.100% due 10/01/2024 (h)		25,000	25,328
6.125% due 06/27/2017		130	133
6.750% due 02/01/2024 (h)		66,900	72,168
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		261,000	269,363
KBC Bank NV
8.000% due 01/25/2023		53,000	56,048
KeyCorp
2.900% due 09/15/2020		25,000	25,300
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,764
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,468
Liberty Property LP
4.750% due 10/01/2020		75	80
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	24,910
Lloyds Bank PLC
6.500% due 09/14/2020		100	111
12.000% due 12/16/2024 (h)		973,800	1,302,458
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	48,900	63,272
MetLife Capital Trust
9.250% due 04/08/2068		$300	409
MetLife, Inc.
7.717% due 02/15/2019		120	134
Metropolitan Life Global Funding
1.423% due 12/19/2018		10,000	10,017
3.450% due 12/18/2026		15,300	15,437
Mitsubishi UFJ Financial Group, Inc.
2.811% due 03/01/2021		11,800	12,217
MMcapS Funding Ltd.
1.287% due 12/26/2039		27,797	20,848
Morgan Stanley
2.261% due 02/01/2019		10,000	10,186
2.281% due 04/21/2021		1,788	1,827
2.450% due 02/01/2019		35,000	35,245
2.500% due 04/21/2021		20,200	19,983
2.800% due 06/16/2020		1,000	1,008
3.125% due 07/27/2026		11,400	10,897
3.750% due 02/25/2023		45	46
5.450% due 01/09/2017		130	130
5.500% due 01/26/2020		100	108
5.550% due 04/27/2017		500	507

5.625% due 09/23/2019		200	217
5.950% due 12/28/2017		1,200	1,249
6.250% due 08/28/2017		400	412
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	44,035
National Australia Bank Ltd.
1.522% due 07/23/2018		1,600	1,609
2.250% due 03/16/2021		16,600	16,439
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	234
Navient Corp.
4.625% due 09/25/2017		3,940	4,009
8.450% due 06/15/2018		177,396	191,588
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2017	DKK	170,300	24,308
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,210
5.000% due 04/23/2019 (k)		11,494	8,349
5.000% due 05/14/2019		3,700	2,687
5.000% due 05/21/2019		9,756	7,086
5.000% due 05/23/2019		3,979	2,890
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	99,900	14,227
1.000% due 07/01/2017		509,200	72,606
1.000% due 10/01/2017		120,000	17,186
2.000% due 04/01/2017		375,000	53,395
2.000% due 07/01/2017		474,700	68,046
2.000% due 04/01/2018		181,100	26,395
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	34,227
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	97,752
OneMain Financial Holdings LLC
6.750% due 12/15/2019		18,525	19,382
7.250% due 12/15/2021		45,475	47,635
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	14,994
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	71,313
Preferred Term Securities Ltd.
1.273% due 12/22/2036		65,246	51,544
1.343% due 09/23/2035		18,037	15,241
1.393% due 06/23/2035		14,428	11,110
Prologis LP
4.250% due 08/15/2023		6,000	6,372
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	150,100	21,253
1.000% due 04/01/2017		331,000	47,035
1.000% due 01/01/2018		359,400	51,651
1.000% due 04/01/2018		343,900	49,496
2.000% due 01/01/2017		450,300	63,759
2.000% due 04/01/2017		1,424,900	202,971
Regions Financial Corp.
3.200% due 02/08/2021		$36,500	37,021
Rio Oil Finance Trust
9.250% due 07/06/2024		18,097	17,102
9.750% due 01/06/2027		41,675	38,550
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	10,049
2.300% due 03/22/2021		56,800	56,444
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	20,621
3.875% due 09/12/2023		$31,200	29,970
5.125% due 05/28/2024		537	536
6.100% due 06/10/2023		584	611
6.990% due 10/05/2017 (h)		50,250	54,396
7.500% due 08/10/2020 (h)		9,400	8,930
7.648% due 09/30/2031 (h)		15,290	17,545
8.000% due 08/10/2025 (h)		1,600	1,536
8.625% due 08/15/2021 (h)		20,400	20,859
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,400	3,456
Santander Holdings USA, Inc.
2.380% due 11/24/2017		158,400	159,778
2.700% due 05/24/2019		62,600	62,563
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,930
2.875% due 08/05/2021		21,700	21,239
3.125% due 01/08/2021		12,900	12,906
7.375% due 06/24/2022 (h)	GBP	4,000	4,961
Santander UK PLC
1.467% due 03/13/2017		$1,800	1,800
2.500% due 03/14/2019		11,375	11,441
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,391

SL Green Realty Corp.
4.500% due 12/01/2022		200	202
5.000% due 08/15/2018		68	71
7.750% due 03/15/2020		400	452
Springleaf Finance Corp.
6.500% due 09/15/2017		3,200	3,288
6.900% due 12/15/2017		33,920	35,457
8.250% due 12/15/2020		84,700	92,323
Sumitomo Mitsui Financial Group, Inc.
2.018% due 10/19/2021		18,400	18,474
2.934% due 03/09/2021		2,900	2,914
3.784% due 03/09/2026		4,000	4,088
Sumitomo Mitsui Trust Bank Ltd.
1.792% due 10/18/2019		37,300	37,372
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,296
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,868	10,187
5.744% due 04/13/2040		7,768	9,268
5.801% due 10/13/2040		19,751	23,582
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	39,155
U.S. Capital Funding Ltd.
1.766% due 05/01/2034		11,400	7,923
UBS AG
1.375% due 08/14/2017		39,000	38,990
1.491% due 06/01/2017		17,600	17,623
1.781% due 06/01/2020		13,300	13,317
4.750% due 02/12/2026	EUR	100	113
5.125% due 05/15/2024		$300	304
5.875% due 12/20/2017		233	243
7.250% due 02/22/2022		2,850	2,873
7.625% due 08/17/2022		36,250	41,189
UBS Group Funding Jersey Ltd.
2.416% due 02/01/2022		29,100	29,592
2.661% due 04/14/2021		184,300	190,125
2.950% due 09/24/2020		20,000	20,011
3.000% due 04/15/2021		102,555	102,624
4.125% due 09/24/2025		12,000	12,237
4.125% due 04/15/2026		43,200	44,205
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,575
WEA Finance LLC
3.250% due 10/05/2020		25,000	25,436
3.750% due 09/17/2024		6,000	6,067
Wells Fargo & Co.
2.117% due 10/31/2023		50,100	50,760
5.900% due 06/15/2024 (h)		59,800	60,174
7.980% due 03/15/2018 (h)		134,600	140,825
Wells Fargo Bank N.A.
1.223% due 06/15/2017 (k)		97,102	97,121
1.601% due 12/06/2019		64,300	64,484
6.000% due 11/15/2017		600	623

			14,806,496

INDUSTRIALS 3.6%
AbbVie, Inc.
1.800% due 05/14/2018		700	701
2.300% due 05/14/2021		17,500	17,149
2.500% due 05/14/2020		5,869	5,872
2.900% due 11/06/2022		7,400	7,311
3.200% due 05/14/2026		1,000	952
Actavis Funding SCS
3.000% due 03/12/2020		40,290	40,858
3.450% due 03/15/2022		10,000	10,152
Aetna, Inc.
1.601% due 12/08/2017		4,700	4,717
1.700% due 06/07/2018		35,800	35,774
1.900% due 06/07/2019		28,100	28,045
Altice Financing S.A.
7.500% due 05/15/2026		80,800	84,234
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,300	2,597
7.750% due 05/15/2022		$700	749
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		168	168
American Airlines Pass-Through Trust
3.000% due 04/15/2030		11,400	10,980
3.250% due 04/15/2030		8,900	8,577
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		20,000	20,111
3.300% due 02/01/2023		9,535	9,707
Apple, Inc.
1.000% due 05/03/2018		30	30

Asciano Finance Ltd.
4.625% due 09/23/2020		30	31
BAT International Finance PLC
2.750% due 06/15/2020		17,600	17,690
Baxalta, Inc.
1.776% due 06/22/2018		21,450	21,460
2.875% due 06/23/2020		13,300	13,300
3.600% due 06/23/2022		5,000	5,039
4.000% due 06/23/2025		4,100	4,114
Becton Dickinson and Co.
1.800% due 12/15/2017		232	233
BMW U.S. Capital LLC
1.274% due 06/02/2017 (k)		199,400	199,537
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023		5	5
CBS Corp.
4.000% due 01/15/2026		8,000	8,140
Cenovus Energy, Inc.
5.700% due 10/15/2019		6,900	7,383
Charter Communications Operating LLC
3.579% due 07/23/2020		30,000	30,611
4.464% due 07/23/2022		53,600	56,023
4.908% due 07/23/2025		50,800	53,564
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		46,600	50,677
Cimarex Energy Co.
5.875% due 05/01/2022		1,000	1,039
Cisco Systems, Inc.
2.125% due 03/01/2019		35	35
City of Hope
5.623% due 11/15/2043		30,000	35,274
ConocoPhillips Co.
3.350% due 05/15/2025		65	64
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		1,218	1,260
7.707% due 10/02/2022		1,180	1,276
Corning, Inc.
2.900% due 05/15/2022		5	5
CVS Pass-Through Trust
8.353% due 07/10/2031		228	294
Daimler Finance North America LLC
1.591% due 08/03/2017		17,700	17,748
Diamond Finance Corp.
3.480% due 06/01/2019		23,087	23,575
4.420% due 06/15/2021		110,400	114,252
5.450% due 06/15/2023		80,000	84,885
Dynegy, Inc.
5.875% due 06/01/2023		6,810	5,942
6.750% due 11/01/2019		6,700	6,851
7.375% due 11/01/2022		24,300	23,328
7.625% due 11/01/2024		12,300	11,408
8.000% due 01/15/2025		55,600	52,125
Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	22,185
3.600% due 02/01/2023		24,395	24,001
4.050% due 03/15/2025		4,200	4,160
4.750% due 01/15/2026		52,600	54,406
4.900% due 02/01/2024		25	26
5.150% due 02/01/2043		1,000	933
5.150% due 03/15/2045		3,015	2,896
5.200% due 02/01/2022		16,031	17,168
6.125% due 12/15/2045		2,000	2,132
6.500% due 02/01/2042		5,831	6,310
6.700% due 07/01/2018		6,500	6,907
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
3.350% due 03/15/2023		3,700	3,747
3.750% due 02/15/2025		8,750	8,895
ERAC USA Finance LLC
2.800% due 11/01/2018		30	30
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Co.
3.500% due 10/02/2018		4,320	4,407
Georgia-Pacific LLC
5.400% due 11/01/2020		200	220
Hamilton College
4.750% due 07/01/2113		58,970	50,424
HCA, Inc.
3.750% due 03/15/2019		61,291	63,130
5.875% due 03/15/2022		300	324
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	44,300	46,283
5.014% due 12/27/2017		17,500	18,030
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		$8,000	8,265

HP, Inc.
4.650% due 12/09/2021		80	85
Hyundai Capital America
2.550% due 02/06/2019		70	70
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		34,500	34,715
3.750% due 07/21/2022		29,000	29,776
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,400	1,408
4.150% due 02/01/2024		5,000	5,090
4.250% due 09/01/2024		4,000	4,095
4.300% due 05/01/2024		43,450	44,476
5.800% due 03/01/2021		39,000	42,745
5.950% due 02/15/2018		17,600	18,362
6.500% due 04/01/2020		4,168	4,614
6.850% due 02/15/2020		2,200	2,453
6.950% due 01/15/2038		600	697
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	53,001	56,655
2.250% due 03/16/2027		14,900	15,573
5.000% due 02/15/2021		$24,123	25,699
5.050% due 02/15/2046		2,500	2,479
5.550% due 06/01/2045		4,400	4,636
5.625% due 11/15/2023		19,950	21,906
7.800% due 08/01/2031		8,225	10,175
Kraft Heinz Foods Co.
2.000% due 07/02/2018		9,200	9,204
2.250% due 06/05/2017		100	100
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		49,614	49,118
4.500% due 08/15/2025		5,280	5,122
Lifestorage, LP
3.500% due 07/01/2026		8,900	8,547
Motors Liquidation Co.
8.375% due 07/05/2033	EUR	20,000	0
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		$2,337	2,522
7.041% due 10/01/2023		8,680	9,960
7.150% due 04/01/2021		3,869	4,038
ONEOK Partners LP
4.900% due 03/15/2025		6,500	6,975
Oracle Corp.
1.900% due 09/15/2021		24,000	23,446
2.400% due 09/15/2023		15,800	15,303
Pactiv LLC
8.125% due 06/15/2017		9,800	10,045
Petroleos Mexicanos
1.875% due 04/21/2022	EUR	2,500	2,539
4.607% due 03/11/2022		$6,200	6,401
6.500% due 03/13/2027		16,600	17,144
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,420
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	35,656
5.000% due 10/01/2022		43,226	45,814
5.500% due 04/15/2023		33,143	34,386
5.750% due 09/01/2020		1,000	1,081
5.875% due 03/01/2022		45,467	50,024
6.500% due 07/15/2021		7,262	7,500
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	11,984
4.450% due 06/12/2025		21,400	22,605
Rockies Express Pipeline LLC
5.625% due 04/15/2020		29,680	31,387
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		14,250	15,319
5.750% due 05/15/2024		15,500	16,701
5.875% due 06/30/2026		20,200	21,841
SBA Tower Trust
2.877% due 07/15/2021		13,500	13,402
SFR Group S.A.
5.625% due 05/15/2024	EUR	8,800	9,800
6.250% due 05/15/2024		$3,000	3,026
7.375% due 05/01/2026		80,400	82,410
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		62,600	61,818
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	8,667
Time Warner Cable LLC
5.000% due 02/01/2020		$6,100	6,475
5.850% due 05/01/2017		1,600	1,623
8.250% due 04/01/2019		5,640	6,339
Time Warner, Inc.
5.350% due 12/15/2043		20	21
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,395

Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/2026		43,700	55,129
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	27
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	88,600	68,097
5.375% due 03/15/2020		$12,000	10,200
5.625% due 12/01/2021		5,000	3,900
5.875% due 05/15/2023		6,500	4,940
6.750% due 08/15/2018		23,800	22,669
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		1,500	1,498
1.650% due 05/22/2018		2,000	1,990
2.400% due 05/22/2020		300	297
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	30,092
Williams Partners LP
3.350% due 08/15/2022		9,961	9,807
3.900% due 01/15/2025		4,195	4,116
Worthington Industries, Inc.
4.550% due 04/15/2026		30	30
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	191
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,237	10,240

			2,708,956

UTILITIES 0.9%
AT&T, Inc.
2.800% due 02/17/2021		31,600	31,353
3.400% due 05/15/2025		20,300	19,575
3.600% due 02/17/2023		63,000	63,556
4.550% due 03/09/2049		209	190
Blue Racer Midstream LLC
6.125% due 11/15/2022		29,464	29,611
Duke Energy Corp.
3.950% due 10/15/2023		2,400	2,518
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,392
Entergy Corp.
4.000% due 07/15/2022		17,500	18,303
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	209
Genesis Energy LP
5.750% due 02/15/2021		17,166	17,423
6.750% due 08/01/2022		61,834	64,555
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	20,254
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		108,041	49,429
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		8,374	2,493
6.750% due 10/01/2023 (i)		13,291	3,655
Petrobras Global Finance BV
3.873% due 03/17/2020		2,400	2,352
4.875% due 03/17/2020		1,000	991
5.375% due 01/27/2021		12,850	12,599
5.750% due 01/20/2020		46,800	47,502
6.250% due 03/17/2024		1,600	1,539
7.875% due 03/15/2019		18,265	19,623
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,172
2.850% due 01/31/2023		3,800	3,594
4.300% due 01/31/2043		1,500	1,245
4.650% due 10/15/2025		2,450	2,532
4.700% due 06/15/2044		1,500	1,339
6.500% due 05/01/2018		4,382	4,632
PSEG Power LLC
3.000% due 06/15/2021		8,000	8,026
Sprint Capital Corp.
6.900% due 05/01/2019		23,300	24,727
Sprint Communications, Inc.
7.000% due 08/15/2020		13,900	14,770
8.375% due 08/15/2017		37,886	39,354
9.125% due 03/01/2017		7,238	7,328
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	16,877
Transocean Phoenix Ltd.
7.750% due 10/15/2024		$9,000	9,540
Transocean Proteus Ltd.
6.250% due 12/01/2024		13,550	13,745

Verizon Communications, Inc.
1.351% due 06/09/2017	15,000	15,018
3.000% due 11/01/2021	10	10
3.500% due 11/01/2024	115	115
4.500% due 09/15/2020	9,745	10,430
4.600% due 04/01/2021	10,785	11,565
5.150% due 09/15/2023	44,812	49,570
Virginia Electric & Power Co.
4.450% due 02/15/2044	10	11

		651,752

Total Corporate Bonds & Notes (Cost $17,722,919)		18,167,204

MUNICIPAL BONDS & NOTES 2.7%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	13,200	13,327

CALIFORNIA 1.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	149
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	53,500	73,696
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	122
6.907% due 10/01/2050	51,000	71,896
7.043% due 04/01/2050	85,620	121,434
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	63,500	79,444
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	24,365	34,508
7.350% due 11/01/2039	3,320	4,717
7.500% due 04/01/2034	9,802	13,865
7.550% due 04/01/2039	1,562	2,313
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,197
7.600% due 11/01/2040	2,455	3,700
7.625% due 03/01/2040	11,600	17,174
7.950% due 03/01/2036	91,735	107,207
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	18,655	25,471
8.000% due 03/01/2035	7,070	7,945
Irvine Unified School District, California Special Tax Notes, Series 2011
5.395% due 09/01/2017	1,000	1,026
5.845% due 09/01/2018	750	800
6.328% due 09/01/2019	500	553
6.578% due 09/01/2020	1,000	1,141
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,348
8.360% due 08/01/2040	9,525	10,407
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	34,365	46,202
7.618% due 08/01/2040	300	428
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	4,920	6,894
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	4,600	5,692
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	4,000	4,814
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	264
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	52,000	65,190
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	44,485
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	15,800	20,560
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	13,290	17,743
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,642
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	21,676
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	22,047
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	822
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,240
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,103
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	3,175	3,929
6.296% due 05/15/2050	29,500	33,932

University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041	59,900	59,902

		957,678

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	185

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	59,934	73,306
7.055% due 04/01/2057	1,665	1,894

		75,200

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	59,700	69,966
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	36,430	40,195
6.899% due 12/01/2040	81,965	102,745
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	34,300	35,635
7.750% due 01/01/2042	21,600	21,934
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,073

		310,548

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	26,550	26,126

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	10,100	11,161

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	20,100	22,725

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	280	259

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	12,058

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (e)	3,000	2,626
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	617

		3,243

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	22,525	28,421
7.134% due 11/15/2030	300	351
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	447
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	214
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,270	5,104
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	3,500	4,219
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	47,279

		86,035

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	77,200	95,435
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	212

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,414
7.834% due 02/15/2041	17,350	24,607
8.084% due 02/15/2050	108,510	164,888
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,473

		290,029

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,254
5.401% due 06/15/2022	3,500	3,782
5.501% due 06/15/2023	3,500	3,839
6.532% due 06/15/2039	30,650	36,156

		46,031

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	179

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	41,700	55,174
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.946% due 04/01/2040	8,065	8,022

		63,196

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	411

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	135,645	122,752

Total Municipal Bonds & Notes (Cost $1,856,478)		2,041,143

U.S. GOVERNMENT AGENCIES 52.8%
Bolivia Government AID Bond
1.123% due 02/01/2019	1,140	1,116
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(e)	15,838	14,960
0.613% due 08/25/2022 (a)	74,026	1,900
0.816% due 07/25/2037	312	305
0.856% due 01/25/2021	1	1
0.876% due 03/25/2034	76	76
0.879% due 06/25/2032	14	14
0.886% due 03/25/2036	1,954	1,869
0.906% due 08/25/2034	68	67
0.956% due 05/25/2035 - 10/27/2037	10,924	10,913
0.983% due 09/25/2046	85,107	84,949
1.006% due 05/25/2037	80	80
1.056% due 12/25/2028 - 03/25/2037	1,527	1,519
1.076% due 06/25/2037	217	216
1.106% due 08/25/2033 - 03/25/2044	1,872	1,872
1.116% due 03/25/2037	30	30
1.136% due 04/18/2028 - 07/25/2037	1,090	1,096
1.156% due 06/25/2029 - 11/25/2036	2,452	2,449
1.186% due 10/18/2030	258	259
1.206% due 08/25/2021 - 09/25/2037	2,827	2,830
1.256% due 03/25/2017 - 05/25/2040	534	536
1.276% due 10/25/2040	66	67
1.286% due 12/18/2031	65	66
1.306% due 06/25/2018 - 09/25/2041	265	266
1.336% due 08/25/2037	8,638	8,693
1.356% due 08/25/2022	2	3
1.386% due 05/25/2040	1,638	1,652
1.406% due 10/25/2023 - 03/25/2024	545	553
1.426% due 03/25/2038	96	97
1.456% due 10/25/2037 - 06/25/2040	4,236	4,277
1.476% due 06/25/2037	248	250
1.506% due 03/25/2038 - 11/25/2039	389	394
1.556% due 01/25/2022	4	4
1.586% due 01/25/2022	16	16
1.606% due 12/25/2021	7	7
1.656% due 04/25/2032	12	12
1.724% due 03/25/2036 (a)	42,079	2,603
1.741% due 07/01/2042 - 10/01/2044	13,942	14,213
1.741% due 10/01/2044 (k)	6,811	6,946
1.742% due 12/01/2044	2,335	2,382
1.750% due 01/01/2021	2	2

1.756% due 04/25/2023	65	66
1.765% due 04/01/2027	2	2
1.791% due 09/01/2041 (k)	7,340	7,481
1.851% due 10/01/2020	6	6
1.941% due 10/01/2030 - 10/01/2040	2,824	2,893
1.943% due 03/01/2033	47	49
1.946% due 05/25/2044 (a)	35,004	2,031
2.000% due 04/01/2017 - 12/01/2024	19	20
2.016% due 06/25/2055 (a)	35,302	2,319
2.105% due 06/01/2035	350	362
2.116% due 05/01/2023	61	62
2.125% due 02/01/2022	28	29
2.153% due 12/25/2038 (a)	47,831	3,571
2.191% due 02/01/2035	90	94
2.230% due 02/01/2035	1,039	1,083
2.251% due 01/01/2035	5,313	5,483
2.253% due 03/01/2019	23	23
2.270% due 06/01/2030	24	25
2.293% due 01/01/2036	6	6
2.300% due 06/01/2021	53	54
2.301% due 01/01/2035	2,689	2,775
2.311% due 03/01/2035	25	26
2.315% due 12/01/2023	64	65
2.316% due 01/01/2035	52	54
2.329% due 12/01/2034	10	11
2.332% due 01/01/2020	71	73
2.340% due 11/01/2024	201	207
2.360% due 08/01/2025	397	419
2.365% due 06/01/2023	45	45
2.375% due 12/01/2020	11	11
2.395% due 11/01/2031	53	54
2.407% due 09/01/2035	48	50
2.413% due 07/01/2024	36	37
2.420% due 02/01/2019	47	48
2.421% due 11/01/2035	1,162	1,215
2.425% due 09/01/2022	34	35
2.427% due 02/01/2023	31	32
2.433% due 08/01/2035	418	443
2.446% due 09/01/2035	611	653
2.450% due 12/01/2023	53	53
2.460% due 04/01/2027	15	15
2.464% due 02/01/2034	29	31
2.484% due 01/01/2035	3,075	3,195
2.486% due 02/01/2035	1,067	1,114
2.489% due 09/01/2019	125	129
2.506% due 11/01/2037	25	27
2.519% due 07/01/2017	35	35
2.533% due 09/01/2017 - 12/01/2033	246	259
2.538% due 07/01/2019	8	8
2.541% due 10/01/2034	101	106
2.543% due 11/01/2019	12	12
2.549% due 11/01/2025 - 01/01/2036	489	516
2.552% due 02/01/2028	74	79
2.558% due 10/01/2019	11	11
2.560% due 01/01/2036	192	201
2.567% due 03/01/2034	2,867	2,991
2.572% due 04/01/2033	31	34
2.575% due 08/01/2035	242	243
2.581% due 02/01/2035	1,432	1,510
2.591% due 03/01/2034	7	7
2.595% due 07/01/2026 - 04/01/2027	8	8
2.598% due 11/01/2025	37	38
2.605% due 09/01/2023	68	69
2.609% due 02/01/2035	766	806
2.610% due 05/01/2024	5	5
2.611% due 05/01/2030	4	4
2.612% due 12/01/2033	442	465
2.614% due 01/01/2035	562	594
2.616% due 10/01/2034	567	599
2.617% due 12/01/2033	177	187
2.623% due 05/01/2035	66	70
2.625% due 08/01/2024	19	19
2.640% due 09/01/2029	3	3
2.642% due 08/01/2033	8	9
2.643% due 03/01/2035	13	14
2.650% due 11/01/2035 - 12/01/2035	4,850	5,097
2.656% due 12/01/2025	209	214
2.662% due 08/01/2027	445	468
2.664% due 02/01/2035	753	800
2.670% due 11/01/2023	10	10
2.672% due 05/01/2025	81	84
2.673% due 03/01/2025 - 04/01/2034	207	215
2.674% due 05/01/2036	303	319
2.675% due 09/01/2034 - 11/01/2035	1,696	1,794
2.680% due 02/01/2022	5,256	5,320
2.682% due 11/01/2023	10	10

2.684% due 01/01/2026	38	39
2.692% due 03/01/2035	550	582
2.697% due 12/01/2022 - 03/01/2033	132	137
2.698% due 07/01/2035	559	589
2.700% due 06/01/2024 - 06/01/2025	23	23
2.702% due 09/01/2035	5	5
2.705% due 09/01/2024	51	51
2.711% due 05/01/2034 - 01/01/2036	1,035	1,087
2.712% due 07/01/2035	58	61
2.715% due 02/01/2027	63	65
2.716% due 09/01/2033	17	17
2.718% due 10/01/2024	42	43
2.720% due 07/01/2026 - 09/01/2035	3,088	3,264
2.721% due 10/01/2034	492	514
2.722% due 08/01/2032	16	16
2.723% due 11/01/2025	194	205
2.732% due 01/01/2037	14	14
2.736% due 06/01/2035	3,131	3,323
2.739% due 12/01/2036	51	53
2.743% due 12/01/2034	13	14
2.748% due 01/01/2037	103	109
2.750% due 07/01/2022 - 09/01/2022	11,288	11,433
2.753% due 10/01/2035	352	366
2.758% due 02/01/2028	13	13
2.760% due 04/01/2027 - 06/01/2035	78	81
2.761% due 12/01/2034	540	571
2.763% due 07/01/2021	10	10
2.764% due 11/01/2025	9	9
2.770% due 10/01/2035	506	539
2.771% due 11/01/2035	74	77
2.773% due 09/01/2033 - 02/01/2035	69	73
2.774% due 09/01/2035	24	25
2.787% due 02/01/2036	451	479
2.789% due 05/01/2026 - 04/01/2038	178	188
2.790% due 07/01/2022	4,150	4,238
2.795% due 05/01/2037	22	23
2.800% due 03/01/2018 - 08/01/2022	12,029	12,270
2.806% due 03/01/2036	474	495
2.810% due 02/01/2036	50	53
2.812% due 04/01/2036	135	142
2.815% due 11/01/2023	78	80
2.817% due 07/01/2020	13	13
2.821% due 06/01/2035	815	864
2.822% due 01/01/2036	200	213
2.825% due 10/01/2027	28	28
2.828% due 12/01/2027	115	120
2.830% due 07/01/2022	3,509	3,573
2.832% due 06/01/2025	177	184
2.833% due 12/01/2035	33	34
2.834% due 05/01/2035	4,518	4,776
2.837% due 05/01/2033 - 07/01/2035	301	313
2.838% due 12/01/2034	91	95
2.839% due 12/01/2035	2	2
2.842% due 07/01/2034	11	12
2.843% due 11/01/2034	583	605
2.844% due 09/01/2035	779	820
2.845% due 07/01/2035	210	221
2.848% due 07/01/2033	5	6
2.850% due 05/01/2022 - 12/01/2026	105	106
2.853% due 08/01/2035	12	12
2.855% due 06/01/2035	283	297
2.858% due 05/25/2035	8,264	8,713
2.860% due 06/01/2035	1,376	1,455
2.864% due 08/01/2035	243	259
2.870% due 03/01/2022	2,750	2,802
2.870% due 09/01/2027 (k)	124,500	122,093
2.872% due 11/01/2034	1,320	1,400
2.875% due 01/01/2018 - 09/01/2036	23	23
2.877% due 06/01/2030	42	43
2.881% due 12/01/2034 - 08/01/2035	1,099	1,162
2.882% due 11/01/2032	21	22
2.883% due 08/01/2035	18	19
2.886% due 11/01/2034	547	574
2.888% due 09/01/2034 (k)	6,339	6,661
2.889% due 05/01/2035	3,290	3,488
2.896% due 04/01/2034	79	84
2.897% due 08/01/2035	2,079	2,199
2.898% due 05/01/2035	38	39
2.911% due 05/01/2030	5	5
2.920% due 03/01/2022	3,815	3,891
2.922% due 06/01/2034	4	4
2.923% due 07/01/2035	17	17
2.925% due 10/01/2034	1,023	1,066
2.928% due 03/01/2023	60	61
2.929% due 11/01/2035	270	284
2.937% due 09/01/2035	2,231	2,353

2.940% due 11/01/2025	41	41
2.950% due 02/01/2020 - 02/01/2021	16	16
2.959% due 03/01/2036 - 04/01/2036	166	175
2.960% due 05/01/2022 - 07/01/2022	6,738	6,913
2.962% due 05/01/2038 (k)	18,737	19,869
2.965% due 12/01/2034 - 06/01/2035	69	73
2.970% due 09/01/2037	33	35
2.971% due 03/01/2036	167	177
2.974% due 09/01/2035	54	57
2.977% due 05/01/2035	1,122	1,185
2.980% due 12/01/2017	21	22
2.987% due 09/01/2035	214	225
2.988% due 08/01/2035	235	251
2.989% due 03/01/2034	2,190	2,306
2.999% due 06/01/2033	61	64
3.000% due 01/01/2022 (k)	11,700	12,060
3.000% due 08/01/2023 - 12/01/2043	194,904	197,103
3.010% due 09/01/2035	450	476
3.015% due 09/01/2035	173	177
3.019% due 08/01/2035	110	113
3.020% due 10/01/2035	192	202
3.024% due 03/01/2036	323	339
3.026% due 07/01/2034	1,227	1,308
3.027% due 10/01/2035	130	137
3.032% due 10/01/2026	6	6
3.036% due 08/01/2027	33	34
3.037% due 03/01/2036	146	154
3.040% due 04/01/2022	2,971	3,047
3.044% due 05/01/2022	8,355	8,630
3.047% due 07/01/2035	1,046	1,112
3.060% due 12/01/2030 - 11/01/2034	30	31
3.061% due 09/01/2037	2	2
3.075% due 05/01/2023	59	60
3.080% due 09/01/2035	207	217
3.085% due 04/01/2018 - 11/01/2035	358	368
3.087% due 05/01/2035	25	27
3.102% due 11/01/2035	2,079	2,216
3.112% due 08/01/2022	100	103
3.118% due 12/01/2035	229	235
3.125% due 04/01/2035	1,055	1,120
3.155% due 05/01/2022	568	589
3.162% due 07/01/2035 - 08/01/2035	404	425
3.168% due 11/01/2034	573	607
3.170% due 11/01/2021 - 10/01/2035	32	32
3.172% due 09/01/2036	2	2
3.177% due 06/01/2035	362	385
3.187% due 09/01/2035	313	330
3.265% due 06/01/2036	46	46
3.287% due 10/01/2027	66	66
3.299% due 04/01/2024	105	107
3.330% due 11/01/2021 (k)	15,354	16,032
3.345% due 09/01/2021	1	1
3.366% due 02/01/2036	55	58
3.375% due 03/01/2023 - 10/01/2024	46	46
3.380% due 11/01/2021	1,004	1,051
3.394% due 02/25/2033	999	980
3.405% due 11/01/2035	697	730
3.412% due 11/01/2035	973	1,033
3.416% due 10/01/2020	340	355
3.420% due 11/01/2021	5,134	5,376
3.445% due 03/01/2022 (k)	58,211	61,097
3.500% due 10/01/2018 - 04/01/2046	315,391	327,583
3.500% due 08/01/2021 - 06/01/2045 (k)	236,984	246,690
3.525% due 11/01/2022	5	5
3.555% due 06/01/2022	9	9
3.570% due 11/01/2021	2,665	2,809
3.603% due 07/01/2024	19	19
3.619% due 12/01/2020	271	285
3.629% due 09/01/2028	7	7
3.825% due 02/01/2021	6	6
3.830% due 07/01/2021	289	308
3.840% due 05/01/2018	350	358
3.867% due 03/01/2023	167	170
3.975% due 08/01/2027	148	153
3.980% due 07/01/2021 (k)	125,500	134,213
4.000% due 03/01/2019 - 11/01/2046	181,195	190,421
4.000% due 06/01/2044 - 02/01/2046 (k)	253,943	267,122
4.311% due 12/01/2036	216	226
4.381% due 06/01/2021	511	553
4.405% due 02/01/2028	5	6
4.500% due 12/01/2017 - 10/01/2046	202,872	218,570
4.500% due 01/01/2034 - 08/01/2044 (k)	70,505	75,875
4.714% due 09/01/2034	162	170
5.000% due 06/01/2018 - 02/01/2045	52,159	56,933
5.030% due 05/01/2024	2,072	2,311
5.133% due 06/01/2029	6	6

5.314% due 02/25/2037 (a)	33	5
5.344% due 06/25/2037 - 08/25/2043 (a)	37,224	7,576
5.394% due 12/25/2042 (a)	7,279	1,248
5.444% due 03/25/2039 (a)	34,582	2,935
5.494% due 05/25/2037 - 01/25/2040 (a)	2,120	355
5.500% due 09/01/2017 - 02/01/2042	91,315	101,597
5.500% due 04/01/2030 (k)	10,443	11,604
5.544% due 08/25/2042 (a)	30,603	6,634
5.591% due 12/25/2042	10,935	11,948
5.624% due 03/25/2037 (a)	102	18
5.744% due 02/25/2037 (a)	488	76
5.750% due 12/20/2027 - 08/25/2034	1,309	1,470
5.790% due 10/01/2017	349	354
5.794% due 07/25/2036 (a)	1,070	172
5.844% due 12/25/2036 - 06/25/2037 (a)	852	135
5.884% due 12/25/2036 (a)	358	63
5.894% due 07/25/2037 (a)	595	88
6.000% due 01/01/2017 - 10/25/2044	209,132	237,242
6.000% due 03/01/2026 - 10/01/2040 (k)	85,896	97,753
6.004% due 05/25/2037 (a)	80	14
6.160% due 08/01/2017	130	132
6.225% due 10/25/2042	9,054	10,129
6.250% due 07/01/2024 - 02/25/2029	370	404
6.290% due 02/25/2029	49	51
6.300% due 10/17/2038	722	738
6.500% due 02/01/2017 - 02/25/2047	28,001	31,263
6.744% due 09/25/2038 (a)	389	37
6.750% due 10/25/2023	63	70
6.900% due 05/25/2023	8	9
6.960% due 08/25/2037	64	69
7.000% due 02/01/2017 - 01/25/2048	4,183	4,597
7.375% due 05/25/2022	185	205
7.500% due 04/01/2017 - 07/25/2041	1,655	1,742
7.750% due 01/25/2022	72	78
7.780% due 01/01/2018	1,630	1,631
7.800% due 10/25/2022 - 06/25/2026	46	52
7.966% due 03/25/2039	4	4
8.000% due 05/01/2017 - 08/01/2032	4,504	5,176
8.000% due 08/18/2027 (a)	2	1
8.310% due 10/25/2043	61,974	70,839
8.500% due 11/01/2017 - 07/01/2037	1,157	1,305
8.627% due 11/25/2040	2	2
8.750% due 01/25/2021	24	26
9.000% due 04/01/2017 - 11/01/2025	256	281
9.000% due 06/25/2022 (a)	8	1
9.250% due 04/25/2018	1	1
9.300% due 05/25/2018 - 08/25/2019	2	2
9.326% due 09/25/2028	13	13
9.500% due 01/01/2018 - 03/01/2026	109	115
10.000% due 12/01/2017 - 05/01/2022	11	11
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 01/01/2032 - 02/01/2047	7,368,000	7,341,832
3.500% due 01/01/2032 - 02/01/2047	12,053,050	12,355,372
4.000% due 01/01/2047 - 02/01/2047	8,854,145	9,296,445
4.500% due 01/01/2047 - 02/01/2047	2,492,350	2,679,470
5.000% due 01/01/2047	49,200	53,591
5.500% due 01/01/2032 - 02/01/2047	361,000	399,438
6.000% due 01/01/2047	58,000	65,682
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	4,478	4,469
2.980% due 12/06/2020	2,193	2,212
Federal Housing Administration
1.000% due 08/01/2020	111	108
6.896% due 07/01/2020	1,405	1,369
7.110% due 05/01/2019	12	12
7.315% due 08/01/2019	1,278	1,246
7.350% due 04/01/2019	5	5
7.375% due 02/01/2018	22	21
7.430% due 10/01/2018 - 05/01/2024	1,333	1,299
7.460% due 01/01/2023	10	10
7.465% due 11/01/2019	299	291
8.280% due 03/01/2020	113	110
Freddie Mac
0.200% due 09/25/2043 (a)	1,041,030	5,447
0.796% due 12/25/2036	3,294	3,284
0.954% due 07/15/2034	129	129
0.968% due 11/15/2042	34,606	34,510
1.004% due 02/15/2037	11	11
1.016% due 08/25/2031	276	271
1.044% due 02/15/2037	22	22
1.054% due 12/15/2029	43	43
1.104% due 06/15/2018 - 05/15/2041	3,155	3,154
1.154% due 06/15/2023 - 12/15/2031	67	68
1.204% due 06/15/2030 - 12/15/2032	85	86
1.234% due 09/25/2022	124,180	124,590

1.254% due 01/15/2042	237	238
1.274% due 09/25/2025	44,851	45,014
1.284% due 05/15/2032 - 07/15/2037	4,494	4,526
1.290% due 08/25/2022 (a)	153,795	8,978
1.374% due 08/15/2037	5,130	5,187
1.414% due 10/15/2037	2,315	2,333
1.424% due 05/15/2037	1,568	1,589
1.434% due 05/15/2040	34	34
1.454% due 08/15/2036	42	43
1.529% due 12/25/2018 (a)	278,057	6,808
1.554% due 11/15/2039	58	59
1.621% due 06/25/2020 (a)	17,520	714
1.704% due 02/15/2021	4	4
1.715% due 12/01/2026	167	172
1.740% due 10/25/2023	54	54
1.741% due 02/25/2045	16,255	16,489
1.756% due 05/25/2043	5,395	5,528
1.931% due 11/15/2038 (a)	56,260	3,421
1.941% due 07/25/2044	2,700	2,705
2.048% due 05/15/2038 (a)	6,897	555
2.055% due 01/01/2022	14	14
2.064% due 06/15/2039 (a)	23,359	1,471
2.094% due 10/15/2041 (a)	13,542	857
2.260% due 10/25/2023	269	279
2.265% due 05/01/2020	7	7
2.302% due 06/01/2022	1	1
2.323% due 10/25/2018	15	15
2.375% due 09/01/2018	4	4
2.452% due 05/01/2021	168	172
2.455% due 07/01/2023	18	18
2.467% due 12/01/2018	10	10
2.472% due 03/01/2035	384	406
2.500% due 05/01/2023 - 04/01/2036	437	459
2.509% due 05/01/2037	235	244
2.539% due 10/01/2022	18	18
2.541% due 02/01/2037	17	18
2.547% due 03/01/2022	57	58
2.561% due 07/01/2025	97	100
2.562% due 07/01/2020	39	40
2.573% due 10/01/2023	22	22
2.581% due 01/01/2036	2	2
2.594% due 09/01/2035	39	41
2.597% due 07/01/2032	1	1
2.602% due 06/01/2033	119	125
2.608% due 03/01/2024	37	37
2.610% due 07/01/2022	38	38
2.617% due 02/01/2038	3	3
2.621% due 09/01/2028	1	1
2.664% due 01/01/2037	98	103
2.673% due 11/01/2023	57	58
2.677% due 04/01/2025	3	3
2.690% due 07/01/2024 - 11/01/2028	232	239
2.700% due 06/01/2021	39	39
2.702% due 05/01/2035 (k)	6,689	7,008
2.707% due 01/01/2034	1,953	2,071
2.710% due 11/01/2026	131	134
2.713% due 09/01/2035	19	20
2.728% due 04/01/2025	1	1
2.735% due 05/01/2022 - 02/01/2025	10	11
2.736% due 10/01/2026	127	133
2.740% due 08/01/2023 - 04/01/2024	213	219
2.743% due 06/01/2022	115	119
2.750% due 12/01/2022 - 10/01/2035	56	56
2.752% due 06/01/2022	28	30
2.759% due 08/01/2023	35	36
2.761% due 05/01/2027	5	6
2.766% due 11/01/2035	4,534	4,758
2.780% due 10/01/2020	9	9
2.788% due 08/01/2023	130	133
2.795% due 01/01/2028	10	11
2.801% due 10/01/2023 - 06/01/2024	222	228
2.804% due 12/01/2037	52	54
2.806% due 08/01/2035	22	23
2.807% due 06/01/2024	90	95
2.822% due 08/01/2035 (k)	8,901	9,392
2.823% due 08/01/2023	299	308
2.829% due 05/01/2023 - 04/01/2025	49	50
2.832% due 10/01/2024	25	25
2.838% due 04/01/2029	44	46
2.840% due 03/01/2035	8	9
2.842% due 02/01/2036	180	192
2.845% due 08/01/2035	348	372
2.855% due 09/01/2023	10	10
2.858% due 05/01/2023	15	16
2.859% due 06/01/2037	19	21
2.863% due 03/01/2036	81	85

2.865% due 09/01/2023	158	166
2.872% due 05/01/2023	38	39
2.877% due 08/01/2023	11	11
2.881% due 10/01/2024	10	11
2.887% due 01/01/2021	6	6
2.890% due 02/01/2026	235	244
2.897% due 07/01/2027	9	10
2.903% due 05/01/2037	64	68
2.916% due 09/01/2023	155	159
2.917% due 10/01/2035	205	218
2.933% due 10/01/2023	42	43
2.938% due 04/01/2036	2	3
2.940% due 03/01/2036	214	218
2.945% due 07/01/2030	425	445
2.945% due 06/01/2035 (k)	12,122	12,871
2.955% due 07/01/2023	39	40
2.966% due 07/01/2035	2,328	2,471
2.970% due 03/01/2021	44	45
2.971% due 08/01/2035	12	13
2.985% due 01/01/2024 - 09/01/2035	2,878	3,057
2.999% due 09/01/2037	9	10
3.000% due 12/01/2023 - 08/01/2035	165	173
3.000% due 08/15/2027 (a)	14,888	1,454
3.002% due 10/01/2020	2	2
3.013% due 05/01/2036	183	194
3.021% due 09/01/2035	103	109
3.024% due 04/01/2023	3	3
3.030% due 07/01/2033	4	4
3.034% due 10/01/2035 (k)	7,510	8,004
3.035% due 04/01/2036	124	122
3.049% due 05/01/2018	15	15
3.052% due 08/15/2032	967	1,015
3.076% due 07/01/2036	3	4
3.084% due 05/01/2018	7	7
3.097% due 07/01/2035	3,745	3,998
3.099% due 05/01/2020	1	1
3.126% due 12/01/2035	162	169
3.135% due 06/01/2030	202	210
3.141% due 09/01/2023	31	31
3.143% due 07/01/2032	35	37
3.154% due 10/01/2035	3,775	3,949
3.155% due 01/01/2019	13	13
3.172% due 01/25/2036	2,464	2,543
3.193% due 04/01/2029	11	12
3.196% due 10/01/2035	158	163
3.201% due 02/01/2037	12	12
3.202% due 11/01/2034	206	218
3.224% due 10/01/2035 (k)	5,708	6,029
3.275% due 10/01/2035	4,501	4,746
3.310% due 11/01/2035	232	238
3.356% due 10/01/2023	29	29
3.365% due 11/01/2035	3,967	4,195
3.370% due 05/01/2037	37	40
3.377% due 07/01/2019	23	24
3.415% due 05/01/2018	10	10
3.500% due 09/01/2018 - 02/01/2044	22,595	22,288
3.883% due 01/25/2047	100	101
4.000% due 09/15/2018 - 04/01/2044	32,422	33,883
4.500% due 03/01/2018 - 02/01/2046	158,723	170,734
4.500% due 08/01/2023 - 01/01/2045 (k)	65,099	69,870
5.000% due 10/01/2017 - 07/01/2040	18,601	19,915
5.296% due 06/15/2042 - 08/15/2042 (a)	55,838	11,692
5.500% due 09/01/2017 - 07/01/2047	7,626	8,391
5.546% due 02/15/2038 (a)	588	80
5.596% due 05/15/2039 (a)	544	93
5.746% due 03/15/2037 (a)	310	56
5.796% due 08/15/2036 (a)	225	44
5.806% due 12/15/2041 (a)	23,210	4,915
5.876% due 09/15/2036 (a)	339	66
5.946% due 11/15/2036 (a)	12,776	2,497
5.950% due 06/15/2028	13,800	14,915
6.000% due 01/01/2017 - 10/15/2036	39,484	44,675
6.250% due 12/15/2028	235	260
6.500% due 02/01/2017 - 10/25/2043	64,767	72,983
6.950% due 07/15/2021 - 08/15/2021	16	17
7.000% due 03/01/2017 - 10/25/2043	13,205	15,491
7.000% due 09/15/2023 (a)	4	1
7.400% due 02/01/2021	16	16
7.500% due 02/01/2017 - 11/01/2037	4,319	4,944
7.645% due 05/01/2025	5,053	5,973
8.000% due 01/01/2017 - 06/01/2030	659	734
8.150% due 11/15/2033	791	839
8.250% due 06/15/2022	39	43
8.394% due 09/15/2043 - 12/15/2043	33,386	38,148
8.500% due 12/01/2016 - 06/01/2030	318	349
8.750% due 12/15/2020	18	20

8.900% due 11/15/2020	58	61
9.000% due 09/15/2020 - 07/01/2030	119	129
9.000% due 05/01/2022 (a)	1	0
9.500% due 02/01/2020 - 12/01/2022	41	42
10.000% due 09/01/2017 - 03/01/2021	2	1
10.500% due 10/01/2017 - 01/01/2021	2	2
11.088% due 02/15/2041	9	12
18.192% due 05/15/2033	298	408
34.417% due 08/15/2037	894	1,494
Freddie Mac, TBA
3.500% due 01/01/2047 - 02/01/2047	1,107,000	1,132,642
4.000% due 01/01/2047 - 02/01/2047	518,000	543,330
4.500% due 01/01/2047	306,900	329,352
5.500% due 01/01/2047	81,000	89,809
Ginnie Mae
0.960% due 05/20/2065	10,165	10,087
0.990% due 06/20/2065	45,472	45,169
1.000% due 09/20/2065 - 01/20/2066	41,347	41,164
1.015% due 11/16/2043 (a)	108,220	4,484
1.030% due 03/20/2065	22,824	22,839
1.080% due 05/20/2065	8,753	8,611
1.094% due 07/20/2065	7,830	7,720
1.100% due 06/20/2065	17,115	16,856
1.107% due 06/16/2031 - 03/16/2032	156	156
1.110% due 06/20/2065	7,233	7,123
1.130% due 03/20/2062 - 08/20/2065	19,287	19,122
1.150% due 08/20/2065	60,253	59,467
1.190% due 12/20/2065	29,269	28,934
1.207% due 02/16/2030 - 04/16/2032	555	557
1.257% due 12/16/2025	27	28
1.280% due 12/20/2065 - 08/20/2066	45,251	44,942
1.307% due 02/16/2030	593	598
1.380% due 04/20/2066	9,740	9,727
1.450% due 07/20/2065	2,884	2,890
1.530% due 03/20/2066	54,411	54,772
1.539% due 02/20/2060 (k)	36,365	36,841
1.580% due 02/20/2066	45,139	45,533
1.589% due 11/20/2066	27,727	27,750
1.680% due 03/20/2066	14,686	14,897
1.689% due 03/20/2031	42	43
2.000% due 02/20/2017 - 02/20/2034	20,211	20,837
2.125% due 05/20/2017 - 04/20/2041	27,203	27,996
2.500% due 06/20/2021 - 07/15/2043	541	534
3.000% due 12/20/2018 - 06/20/2041	121	125
3.500% due 12/20/2017 - 08/15/2045	61,657	64,157
3.500% due 08/15/2044 - 02/15/2045 (k)	23,633	24,585
3.950% due 07/15/2025	86	89
4.000% due 02/20/2018 - 08/20/2046	17,019	18,005
4.000% due 02/20/2044 (a)	68,502	12,343
4.500% due 11/16/2028 - 08/15/2033	1,246	1,325
4.750% due 07/20/2035	1,767	1,915
5.000% due 07/15/2033 - 12/15/2040	18,932	20,867
5.011% due 03/20/2040 (a)	28,930	4,012
5.361% due 07/20/2041 (a)	27,464	4,447
5.461% due 06/20/2043 (a)	37,352	6,049
5.500% due 05/20/2017 - 03/16/2034	1,779	1,988
5.893% due 07/16/2031 - 08/16/2033 (a)	1,195	240
6.000% due 06/15/2017 - 12/20/2041	9,780	11,245
6.500% due 11/15/2023 - 09/20/2038	1,373	1,553
6.750% due 10/16/2040	1,379	1,491
7.000% due 12/15/2022 - 10/15/2034	488	562
7.500% due 11/20/2017 - 02/15/2035	321	362
7.750% due 08/20/2025 - 12/15/2040	1,436	1,441
8.000% due 02/15/2017 - 10/20/2031	399	442
8.250% due 04/15/2020	9	10
8.300% due 06/15/2019	3	3
8.500% due 01/15/2017 - 04/15/2031	287	314
9.000% due 11/15/2017 - 01/15/2031	185	195
9.500% due 07/15/2017 - 12/15/2026	54	55
10.000% due 12/15/2017 - 02/15/2025	24	24
10.500% due 12/15/2017 - 10/20/2019	6	5
11.000% due 09/15/2017 - 11/20/2018	3	3
Ginnie Mae, TBA
3.000% due 01/01/2047	12,000	12,120
3.500% due 01/01/2047 - 02/01/2047	52,000	53,990
4.000% due 01/01/2047 - 02/01/2047	726,540	770,861
5.000% due 01/01/2047	2,000	2,184
Jamaica Housing Development AID Bond
0.500% due 10/01/2018	1,291	1,289
Small Business Administration
1.125% due 05/25/2021	26	26
1.250% due 03/25/2025 - 07/25/2025	20	20
1.350% due 01/25/2019	21	21
4.340% due 03/01/2024	46	47
4.350% due 07/01/2023	112	117
4.580% due 03/01/2018	51	52

4.625% due 02/01/2025	297	314
4.770% due 04/01/2024	172	181
4.840% due 02/01/2023	97	102
4.870% due 12/01/2024	278	293
4.890% due 12/01/2023	159	168
4.930% due 01/01/2024	413	437
4.950% due 03/01/2025	401	426
5.110% due 05/01/2017 - 08/01/2025	117	125
5.120% due 11/01/2017	9	9
5.130% due 09/01/2023	999	1,069
5.190% due 01/01/2017 - 07/01/2024	54	56
5.240% due 08/01/2023	94	101
5.310% due 05/01/2027	108	116
5.320% due 04/01/2027	131	141
5.340% due 11/01/2021	613	646
5.471% due 03/10/2018	97	101
5.510% due 11/01/2027	183	200
5.520% due 06/01/2024	972	1,039
5.600% due 09/01/2028	543	595
5.725% due 09/10/2018	1,656	1,710
5.780% due 08/01/2027	24	26
5.820% due 07/01/2027	1,084	1,195
5.870% due 07/01/2028	284	315
5.902% due 02/10/2018	482	501
6.020% due 08/01/2028	250	278
6.070% due 07/01/2026	284	313
6.290% due 01/01/2021	63	66
6.340% due 03/01/2021	579	611
6.440% due 02/01/2021	154	163
6.900% due 12/01/2020	176	183
7.060% due 11/01/2019	124	128
7.150% due 03/01/2017	19	19
7.190% due 12/01/2019	35	36
7.200% due 10/01/2019	65	67
7.500% due 04/01/2017	8	8
7.630% due 06/01/2020	218	228
Vendee Mortgage Trust
0.356% due 06/15/2023 (a)	5,794	46
6.397% due 01/15/2030	885	987
6.500% due 09/15/2024	4,601	5,046

Total U.S. Government Agencies (Cost $39,574,491)		39,731,939

U.S. TREASURY OBLIGATIONS 33.4%
U.S. Treasury Bonds
2.250% due 08/15/2046 (k)	15,800	13,252
2.750% due 08/15/2042	758,300	715,096
2.750% due 11/15/2042 (k)	1,424,000	1,342,483
2.875% due 05/15/2043 (k)	165,499	159,557
2.875% due 08/15/2045 (k)	179,416	172,291
3.000% due 05/15/2042 (k)	1,019,070	1,008,768
3.000% due 11/15/2044 (k)	1,839,746	1,813,769
3.000% due 05/15/2045	58,400	57,493
3.125% due 02/15/2043	372,000	376,231
3.125% due 08/15/2044 (k)	3,942,057	3,981,883
3.375% due 05/15/2044	693,825	734,339
3.625% due 08/15/2043 (k)	64,300	71,174
3.625% due 02/15/2044 (k)	171,200	189,401
4.250% due 11/15/2040 (k)	49,400	59,880
4.375% due 11/15/2039	627,350	773,275
4.375% due 05/15/2040	428,400	528,481
4.500% due 02/15/2036	65	82
4.625% due 02/15/2040	504,000	643,112
6.250% due 05/15/2030	226	319
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	873,027	875,123
0.125% due 07/15/2022 (m)	504,086	505,716
0.125% due 01/15/2023	30	30
0.125% due 07/15/2024	1	1
0.125% due 07/15/2026 (m)	4,941	4,780
0.250% due 01/15/2025	306	301
0.375% due 07/15/2023	5,987	6,045
0.625% due 02/15/2043	4,731	4,339
0.750% due 02/15/2042	57,284	54,319
0.750% due 02/15/2045 (k)	413,602	389,739
1.000% due 02/15/2046	106,384	106,907
1.625% due 01/15/2018 (m)	89,189	91,541
1.750% due 01/15/2028 (k)	1,661,458	1,856,527
2.000% due 01/15/2026	955,582	1,077,277
2.375% due 01/15/2025	516,375	593,231
2.375% due 01/15/2027	1,474,022	1,728,021
2.500% due 01/15/2029 (k)	1,265,687	1,528,073
3.625% due 04/15/2028	86,381	113,683
3.875% due 04/15/2029	324,697	444,351

U.S. Treasury Notes
0.500% due 01/31/2017 (m)		3,329	3,329
0.875% due 01/31/2017 (m)(o)		1,729	1,730
0.875% due 02/28/2017 (o)		197	197
1.500% due 01/31/2022 (m)(o)		101,400	99,024
1.625% due 10/31/2023 (k)(m)(o)		160,300	154,057
1.750% due 09/30/2022 (m)(o)		415,400	407,141
1.875% due 08/31/2022 (m)(o)		2,000	1,975
2.000% due 10/31/2021 (m)(o)		56,900	57,019
2.000% due 07/31/2022 (m)(o)		429,200	427,226
2.000% due 02/15/2025 (m)(o)		10,800	10,499
2.000% due 11/15/2026		4,950	4,756
2.125% due 12/31/2021 (m)		19,000	19,146
2.125% due 05/15/2025 (m)(o)		7,300	7,148
2.250% due 11/15/2024 (k)(m)(o)		1,894,716	1,880,922
2.250% due 11/15/2025 (o)		400	394
2.375% due 05/31/2018 (o)		500	509

Total U.S. Treasury Obligations (Cost $25,802,050)			25,095,962

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		1,461	1,481
Adjustable Rate Mortgage Trust
0.876% due 08/25/2036		6,845	4,317
1.296% due 11/25/2035		30	23
1.906% due 03/25/2035		6,548	5,717
2.936% due 07/25/2035		1,409	1,284
3.071% due 09/25/2035		2,726	2,079
3.093% due 10/25/2035 ^		7,549	6,823
3.124% due 01/25/2036 ^		5,211	4,564
3.160% due 11/25/2035 ^		577	487
3.190% due 03/25/2035		3,001	2,898
3.202% due 11/25/2035 ^		5,212	4,761
3.214% due 01/25/2036		2,841	2,426
3.255% due 08/25/2035		2,442	2,338
3.596% due 07/25/2035		3,254	3,160
4.225% due 03/25/2036 ^		281	225
5.094% due 09/25/2035		334	278
Alba PLC
1.508% due 04/24/2049	GBP	556	685
American Home Mortgage Assets Trust
0.876% due 10/25/2046		$15,878	12,564
0.946% due 05/25/2046 ^		25,008	18,416
3.156% due 11/25/2035 ^		9,153	7,543
American Home Mortgage Investment Trust
1.356% due 02/25/2045		687	683
2.778% due 09/25/2045		3,357	3,328
2.903% due 09/25/2035		90	89
3.028% due 12/25/2035		2,160	1,387
3.043% due 11/25/2045 ^		7,972	6,064
3.082% due 10/25/2034		6,568	6,584
3.141% due 02/25/2044		44	43
3.293% due 02/25/2045		4,955	4,969
Banc of America Alternative Loan Trust
1.156% due 05/25/2035 ^		829	665
5.000% due 08/25/2019		227	230
5.500% due 06/25/2037 ^		1,318	1,063
6.000% due 03/25/2034		3,102	3,271
6.000% due 11/25/2035 ^		1,346	1,282
6.000% due 07/25/2046 ^		2,202	1,931
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		86	86
5.638% due 04/10/2049		1,518	1,517
5.889% due 07/10/2044		14	14
Banc of America Funding Trust
0.856% due 04/25/2037		400	284
0.929% due 10/20/2036		17,755	14,948
0.929% due 10/20/2046 ^		2,977	2,296
0.949% due 04/20/2047 ^		5,845	4,622
0.966% due 04/25/2037 ^		3,406	2,319
0.979% due 04/20/2035		479	471
1.029% due 05/20/2035 ^		970	684
1.036% due 07/25/2037		1,711	1,470
1.039% due 02/20/2035		985	941
1.156% due 05/25/2037 ^		6,001	4,451
3.027% due 05/25/2035		80	82
3.039% due 09/20/2034		332	329
3.057% due 03/20/2036		723	669
3.072% due 03/20/2035		825	830
3.150% due 05/20/2036 ^		2,041	1,852
3.195% due 03/20/2036		275	247
3.211% due 01/20/2047 ^		134	114
3.224% due 04/20/2036 ^		3,512	3,060
3.267% due 09/20/2046 ^		3,811	3,090

3.277% due 09/20/2047 ^	6,832	5,158
3.338% due 02/20/2036	4,504	3,623
3.418% due 11/20/2034	5,055	4,821
3.425% due 11/20/2035 ^	2,008	1,795
3.453% due 10/20/2046 ^	3,986	3,196
3.641% due 10/20/2046 ^	2,107	1,589
4.750% due 10/25/2018	1	1
5.500% due 09/25/2034	5,690	5,517
5.750% due 09/25/2036	2,741	2,772
5.753% due 10/25/2036 ^	815	716
5.837% due 01/25/2037 ^	693	592
5.888% due 04/25/2037 ^	2,383	2,067
6.000% due 09/25/2036	5,017	4,835
6.000% due 09/25/2036 ^	352	326
6.000% due 03/25/2037 ^	12,140	10,791
Banc of America Mortgage Trust
1.456% due 11/25/2035 ^	201	179
2.961% due 02/25/2035	1,999	1,985
3.129% due 07/25/2035	1,868	1,734
3.170% due 07/25/2034	130	133
3.202% due 04/25/2034	102	102
3.239% due 07/25/2035 ^	1,343	1,250
3.247% due 07/25/2035	770	748
3.257% due 09/25/2033	869	864
3.257% due 05/25/2034	618	619
3.270% due 08/25/2035 ^	7,595	6,961
3.276% due 06/25/2033	386	386
3.347% due 02/25/2035	899	883
3.385% due 11/25/2034	1,108	1,071
3.385% due 01/25/2036	3,885	3,406
3.390% due 05/25/2033	866	877
3.398% due 11/25/2034	1,345	1,346
3.427% due 11/25/2035 ^	882	819
3.509% due 11/25/2034	1,756	1,648
3.547% due 07/20/2032	134	135
5.500% due 12/25/2020	423	429
5.500% due 11/25/2035 ^	324	317
5.500% due 05/25/2037 ^	628	463
6.000% due 10/25/2036 ^	5,065	4,355
6.000% due 07/25/2046 ^	1,579	1,403
6.500% due 10/25/2031	41	43
6.500% due 09/25/2033	1,708	1,674
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	5,029	5,035
5.743% due 02/17/2051	32,236	32,391
5.965% due 02/15/2051	18,211	18,189
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	32,000	32,478
Bayview Commercial Asset Trust
1.186% due 08/25/2034	320	295
BCAP LLC Trust
0.466% due 09/28/2037	22,246	20,046
0.679% due 01/28/2038	71,600	62,420
0.714% due 02/28/2037	15,118	13,158
0.732% due 11/26/2036	4,835	4,417
0.734% due 09/28/2036	36,264	28,736
0.752% due 11/26/2036	28,145	27,167
0.752% due 01/28/2037	11,316	11,028
0.754% due 08/26/2033	23,956	22,498
0.754% due 04/28/2036	12,470	11,920
0.754% due 11/28/2036	18,319	15,455
0.754% due 12/28/2036	16,376	14,644
0.754% due 08/26/2046	3,000	2,875
0.754% due 06/28/2047	39,345	31,424
0.762% due 07/26/2036	5,276	5,016
0.772% due 06/26/2037	19,169	16,358
0.774% due 11/28/2046	10,172	9,895
0.782% due 09/28/2046	16,847	14,192
0.784% due 10/28/2036	16,345	15,155
0.802% due 05/26/2047	2,255	2,201
0.804% due 06/28/2037	16,834	14,498
0.834% due 08/28/2036	23,900	21,437
0.842% due 07/26/2035	2,518	2,495
0.854% due 11/28/2035	33,082	30,301
0.872% due 11/28/2035	15,757	13,376
0.883% due 03/26/2036	30,547	26,902
0.892% due 07/28/2035	16,415	14,293
0.896% due 11/26/2035	5,212	5,146
0.904% due 10/28/2035	12,669	11,045
0.922% due 01/28/2036	18,955	16,189
0.922% due 02/28/2036	22,624	17,856
0.934% due 05/26/2036	9,056	8,762
0.964% due 01/28/2036	25,019	21,982
0.966% due 05/25/2047	137	111
0.976% due 05/25/2047 ^	16,624	13,642
0.992% due 11/28/2046	16,228	13,644

1.055% due 07/28/2036	33,302	25,520
1.064% due 12/28/2035	17,616	17,002
1.112% due 11/26/2035	631	623
1.281% due 01/26/2047	16,646	14,915
1.301% due 04/28/2047	16,608	14,381
1.311% due 05/28/2047	19,852	16,720
1.327% due 12/28/2034	10,202	9,834
1.351% due 12/28/2046	22,117	20,131
1.381% due 11/26/2046	4,375	4,219
1.484% due 06/28/2035	8,920	8,680
1.514% due 01/26/2035	46,787	41,456
1.521% due 07/28/2046	26,070	23,675
1.584% due 08/26/2037	20,649	19,428
1.884% due 11/28/2035	24,616	20,291
1.956% due 07/28/2047	59,717	52,736
2.101% due 10/28/2046	13,836	12,485
2.228% due 10/26/2035	2,121	2,121
2.371% due 03/28/2037	24,459	21,120
2.480% due 03/26/2036	21,770	19,455
2.504% due 03/28/2036	14,679	13,599
2.598% due 02/28/2037	13,272	11,596
2.648% due 12/28/2036	15,050	13,453
2.676% due 12/28/2036	13,426	12,105
2.719% due 05/28/2035	47,015	46,788
2.748% due 09/28/2035	26,778	26,374
2.756% due 06/28/2036	22,407	19,850
2.781% due 08/28/2036	18,725	16,292
2.808% due 08/28/2036	41,217	38,850
2.815% due 07/28/2036	108,693	102,919
2.824% due 05/28/2036	19,158	15,227
2.850% due 12/28/2035	19,973	19,127
2.872% due 02/28/2036	13,970	12,744
2.877% due 08/28/2036	159,345	154,546
2.890% due 10/28/2035	18,485	18,075
2.930% due 09/28/2035	19,132	19,211
2.991% due 03/28/2036	12,790	10,629
2.993% due 05/28/2035	76,322	72,860
3.001% due 03/26/2037	5,214	4,320
3.002% due 03/28/2036	60,379	60,886
3.013% due 06/26/2035	4,781	4,741
3.025% due 03/28/2036	12,044	12,022
3.040% due 05/26/2036	10,919	8,582
3.041% due 08/28/2035	25,291	25,504
3.048% due 10/26/2036	3,509	3,531
3.066% due 02/28/2036	25,408	22,224
3.075% due 10/28/2035	7,183	7,060
3.077% due 02/28/2036	14,088	12,585
3.079% due 07/28/2036	23,397	22,332
3.082% due 10/28/2035	15,200	14,226
3.087% due 01/26/2034	1,797	1,774
3.087% due 04/28/2036	11,233	10,894
3.098% due 02/26/2036	5,051	5,054
3.108% due 10/28/2035	46,295	45,933
3.112% due 05/28/2036	15,560	14,083
3.113% due 09/28/2035	12,134	10,331
3.137% due 10/28/2035	15,074	14,573
3.145% due 12/28/2036	37,708	33,637
3.149% due 10/28/2035	33,440	26,388
3.158% due 11/28/2035	32,452	29,527
3.160% due 11/28/2035	31,524	30,919
3.171% due 03/26/2037	3,468	3,395
3.180% due 01/28/2036	15,330	14,281
3.183% due 06/28/2047	28,132	24,298
3.225% due 02/28/2036	14,447	12,353
3.230% due 12/26/2037	217	201
3.235% due 07/26/2036	7,658	7,096
3.240% due 07/26/2036	1,511	1,233
3.245% due 10/26/2035	14,418	14,008
3.253% due 11/28/2037	18,212	14,533
3.259% due 03/28/2037	28,483	25,557
3.284% due 08/26/2036	13,926	11,330
3.292% due 09/26/2035	18,189	16,391
4.313% due 07/28/2037	13,878	11,895
5.000% due 01/26/2021	4,150	4,182
5.086% due 03/26/2037	23,786	22,961
5.250% due 06/26/2036	46,333	34,721
5.250% due 04/26/2037	45,399	40,848
5.250% due 06/26/2037	4,671	4,641
5.250% due 08/26/2037	6,039	6,240
5.500% due 11/25/2034	6,232	5,552
5.750% due 02/26/2035	13,637	13,802
5.997% due 08/28/2046	13,794	12,342
5.999% due 07/28/2037	9,429	9,143
6.000% due 10/28/2036	10,671	9,784
6.000% due 02/26/2037	16,131	14,768
6.000% due 05/28/2037	25,450	24,352

6.000% due 08/28/2037	14,520	12,050
6.001% due 08/28/2037	10,849	10,429
6.071% due 10/26/2037	4,896	4,468
BCRR Trust
5.858% due 07/17/2040	2,524	2,524
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 11/25/2030	1,392	1,336
2.819% due 04/25/2033	97	97
2.843% due 04/25/2033	1,165	1,166
2.910% due 02/25/2036	6,051	6,017
2.973% due 05/25/2034	10	10
3.000% due 02/25/2047	4,909	4,110
3.001% due 08/25/2033	18	18
3.016% due 05/25/2033	637	635
3.035% due 06/25/2035 ^	1,182	1,051
3.043% due 04/25/2033	601	593
3.063% due 03/25/2035	2,643	2,552
3.071% due 03/25/2035	3,018	2,956
3.071% due 08/25/2035	2,005	1,785
3.108% due 10/25/2035	1,293	1,298
3.109% due 02/25/2033	58	55
3.125% due 04/25/2034	13	12
3.125% due 05/25/2034	1	1
3.132% due 01/25/2034	24	23
3.158% due 11/25/2034	3,678	3,543
3.174% due 04/25/2034	1,540	1,529
3.229% due 07/25/2034	625	614
3.258% due 01/25/2035	146	142
3.276% due 10/25/2034	44	42
3.321% due 07/25/2034	230	223
3.322% due 09/25/2034	1,912	1,768
3.326% due 02/25/2034	1,251	1,252
3.351% due 01/25/2034	1,733	1,739
3.391% due 02/25/2036 ^	1,275	1,223
3.526% due 01/25/2034	2,408	2,444
3.588% due 01/25/2035	624	612
Bear Stearns ALT-A Trust
0.916% due 02/25/2034	2,786	2,560
0.956% due 02/25/2034	39	32
1.076% due 08/25/2036 ^	15,779	12,891
1.076% due 01/25/2047	5,273	4,040
1.096% due 08/25/2036	4,906	4,199
1.196% due 04/25/2035	1,339	1,290
1.236% due 02/25/2036	2,362	2,043
1.256% due 03/25/2035	279	274
1.436% due 09/25/2034	443	439
1.456% due 09/25/2034	1,321	1,300
2.345% due 02/25/2034	126	110
2.606% due 10/25/2033	91	84
2.834% due 03/25/2036	18,588	12,829
2.862% due 04/25/2035	13	12
2.972% due 03/25/2036	5,914	4,763
2.988% due 01/25/2036 ^	13,647	11,782
2.993% due 05/25/2035	819	806
3.007% due 05/25/2035	209	201
3.014% due 12/25/2033	1,569	1,570
3.102% due 09/25/2034	1,047	988
3.107% due 08/25/2034	82	84
3.110% due 08/25/2036 ^	5,872	4,101
3.112% due 11/25/2036 ^	1,714	1,258
3.117% due 03/25/2036 ^	10,886	8,354
3.130% due 11/25/2036	1,629	1,279
3.158% due 02/25/2036 ^	1,534	1,084
3.168% due 05/25/2036 ^	8,815	6,144
3.184% due 08/25/2036 ^	80	59
3.217% due 11/25/2036 ^	6,999	5,919
3.247% due 02/25/2034	3,361	3,444
3.388% due 01/25/2035	2,942	2,238
3.390% due 05/25/2036 ^	10,213	7,092
3.478% due 11/25/2035 ^	6,128	4,914
4.120% due 12/25/2046 ^	765	558
4.824% due 07/25/2035 ^	12,752	10,225
Bear Stearns Asset-Backed Securities Trust
1.156% due 11/25/2034 ^	2,080	1,712
5.500% due 01/25/2034	37	38
5.750% due 11/25/2034 ^	4,033	3,897
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	11,373	11,380
7.000% due 05/20/2030	2,166	2,222
Bear Stearns Mortgage Funding Trust
0.916% due 12/25/2046	34,147	28,154
Bear Stearns Mortgage Securities, Inc.
3.089% due 06/25/2030	11	11
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	3,560	2,806
3.107% due 12/26/2046	3,323	2,577

Bella Vista Mortgage Trust
1.239% due 05/20/2045		30	22
Berica ABS SRL
0.019% due 12/31/2055	EUR	18,446	19,358
Chase Mortgage Finance Trust
2.877% due 02/25/2037		$3,955	3,644
3.017% due 02/25/2037		470	466
3.084% due 02/25/2037		42	42
3.085% due 09/25/2036 ^		102	93
3.097% due 02/25/2037		572	568
3.097% due 03/25/2037 ^		6,535	5,346
3.167% due 02/25/2037		71	71
3.169% due 12/25/2035 ^		3,822	3,559
3.180% due 12/25/2035 ^		8,939	8,396
3.210% due 09/25/2036 ^		867	768
4.380% due 03/25/2037 ^		270	252
5.500% due 12/25/2022 ^		7,056	5,796
5.500% due 03/25/2037		38	31
6.000% due 11/25/2036 ^		1,916	1,567
6.000% due 02/25/2037 ^		1,156	943
6.000% due 03/25/2037 ^		991	852
ChaseFlex Trust
0.906% due 08/25/2037		11,159	8,846
1.096% due 08/25/2037		11,409	9,147
1.256% due 06/25/2035		3,045	1,943
4.315% due 08/25/2037 ^		1,552	1,293
5.000% due 07/25/2037 ^		2,716	2,423
6.000% due 02/25/2037 ^		2,328	1,750
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.744% due 10/25/2046		2,722	2,436
0.772% due 05/25/2036		1,588	1,434
0.772% due 07/25/2036		1,160	1,047
0.906% due 01/25/2036		1,330	1,134
1.006% due 08/25/2035		708	637
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022		43	43
5.500% due 02/25/2026		93	94
5.500% due 04/25/2037		780	775
5.750% due 09/25/2037		1,016	1,027
6.000% due 06/25/2036		3,885	3,845
6.000% due 08/25/2036		1,113	1,136
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		312	315
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049		68	68
5.733% due 06/14/2050		254	255
Citigroup Global Markets Mortgage Securities, Inc.
1.256% due 05/25/2032		70	69
7.000% due 12/25/2018		8	8
Citigroup Mortgage Loan Trust, Inc.
0.826% due 01/25/2037		609	461
0.934% due 05/25/2037		14	14
1.384% due 08/25/2035 ^		3,270	2,719
2.410% due 09/25/2035		2,642	2,564
2.542% due 10/25/2046		4,836	3,663
2.760% due 09/25/2035		20,831	21,557
2.912% due 03/25/2037		9,711	7,358
2.927% due 02/25/2034		1,814	1,795
2.930% due 10/25/2035		29	30
2.941% due 08/25/2035		6,328	4,527
2.967% due 05/25/2035		1,883	1,765
3.001% due 03/25/2037 ^		3,567	3,056
3.043% due 07/25/2046 ^		4,137	3,548
3.366% due 12/25/2035 ^		2,498	1,773
3.382% due 04/25/2037 ^		2,502	2,024
5.500% due 11/25/2035 ^		2,602	2,528
6.250% due 11/25/2037		3,838	3,243
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022		944	946
6.000% due 09/25/2036		582	521
6.000% due 06/25/2037 ^		1,417	1,237
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		50	53
Commercial Mortgage Loan Trust
5.736% due 12/10/2049		94	96
Commercial Mortgage Trust
3.142% due 02/10/2048		4,200	4,299
3.830% due 07/10/2046		41	41
5.543% due 12/11/2049		5,163	5,159
Community Program Loan Trust
4.500% due 04/01/2029		7,705	7,675
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,917	1,612
6.000% due 08/25/2037 ^		4,224	3,195

Countrywide Alternative Loan Trust
0.874% due 11/25/2035	2,427	1,945
0.896% due 04/25/2047	10,758	8,916
0.916% due 12/25/2046 ^	3,022	2,816
0.926% due 11/25/2036	3,948	3,579
0.926% due 01/25/2037 ^	924	853
0.926% due 06/25/2046	1,400	1,250
0.929% due 09/20/2046	4,585	3,373
0.936% due 05/25/2047	4,740	4,039
0.946% due 07/25/2046 ^	3,324	3,201
0.946% due 09/25/2046 ^	16,008	12,387
0.949% due 03/20/2046	1,765	1,319
0.949% due 05/20/2046 ^	1,135	854
0.956% due 06/25/2037	9	8
0.956% due 04/25/2047	8,269	6,579
0.966% due 05/25/2035	175	147
0.966% due 07/25/2046 ^	297	218
0.969% due 05/20/2046 ^	13,524	8,692
0.974% due 07/20/2035	64	57
1.006% due 09/25/2046 ^	994	290
1.006% due 10/25/2046 ^	256	134
1.016% due 07/25/2035	3,424	2,966
1.016% due 07/25/2036	31,108	23,262
1.016% due 07/25/2046 ^	575	265
1.026% due 05/25/2036 ^	15	34
1.036% due 12/25/2035	32	28
1.036% due 02/25/2037	2,947	2,427
1.039% due 11/20/2035	27	21
1.046% due 02/25/2036 ^	2,702	2,103
1.086% due 09/25/2035	1,306	976
1.106% due 09/25/2035	1,697	1,492
1.106% due 05/25/2036 ^	4,297	2,212
1.106% due 06/25/2036 ^	2,217	1,359
1.106% due 05/25/2037 ^	259	140
1.164% due 06/25/2034	2,538	2,442
1.256% due 06/25/2035	3,697	3,280
1.256% due 04/25/2036	11,130	5,824
1.276% due 12/25/2035	1,323	1,099
1.306% due 08/25/2034	34	31
1.306% due 10/25/2036 ^	4,035	2,354
1.354% due 11/25/2035	386	325
1.436% due 10/25/2035	4,544	3,271
1.456% due 10/25/2035 ^	1,899	1,526
1.556% due 12/25/2035 ^	2,924	2,278
1.567% due 12/25/2035	505	463
1.567% due 02/25/2036	649	577
1.667% due 08/25/2035 ^	203	124
1.806% due 06/25/2034	8,402	7,304
1.856% due 02/25/2036 ^	6,010	4,502
1.947% due 11/25/2047 ^	8,691	6,192
1.967% due 08/25/2035	1,586	1,379
2.047% due 01/25/2036	64	59
3.017% due 10/25/2035 ^	870	736
3.194% due 11/25/2035 ^	1,352	1,080
5.000% due 01/25/2035	5	5
5.250% due 06/25/2035 ^	829	770
5.500% due 07/25/2035 ^	3,610	3,027
5.500% due 11/25/2035 ^	7,249	6,123
5.500% due 11/25/2035	3,142	2,338
5.500% due 12/25/2035 ^	2,385	2,018
5.500% due 02/25/2036 ^	2,107	1,826
5.750% due 03/25/2037 ^	1,303	1,130
5.750% due 07/25/2037 ^	232	204
6.000% due 10/25/2033	422	438
6.000% due 02/25/2034	7	7
6.000% due 03/25/2035 ^	280	227
6.000% due 04/25/2036 ^	1,688	1,249
6.000% due 05/25/2036 ^	1,735	1,366
6.000% due 06/25/2036 ^	1,540	1,283
6.000% due 08/25/2036 ^	5,730	5,025
6.000% due 11/25/2036 ^	99	82
6.000% due 02/25/2037 ^	8,693	6,234
6.000% due 02/25/2037	563	447
6.000% due 03/25/2037 ^	2,701	2,045
6.000% due 04/25/2037	5,053	3,938
6.000% due 05/25/2037 ^	519	378
6.000% due 08/25/2037	845	766
6.250% due 12/25/2033	77	79
6.250% due 11/25/2036	3,206	2,492
6.250% due 11/25/2036 ^	799	705
6.250% due 08/25/2037 ^	3,486	3,081
6.500% due 05/25/2036 ^	3,402	2,635
6.500% due 09/25/2036	1,512	1,273
6.500% due 08/25/2037 ^	9,136	5,806
6.500% due 09/25/2037 ^	2,222	1,610
17.721% due 07/25/2035	1,450	1,747
Countrywide Asset-Backed Certificates
1.296% due 01/25/2036	125	125

Countrywide Commercial Mortgage Trust
6.095% due 11/12/2043	2,253	2,277
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	11,125	10,352
1.096% due 03/25/2036	760	430
1.106% due 02/25/2036 ^	129	145
1.216% due 05/25/2035	8,474	7,044
1.296% due 03/25/2035	695	640
1.356% due 05/25/2035	2,171	1,836
1.396% due 03/25/2035	248	205
1.416% due 02/25/2035	1,171	1,020
1.436% due 02/25/2035	247	219
1.516% due 09/25/2034	100	92
1.527% due 04/25/2046 ^	7,532	3,672
2.386% due 06/19/2031	47	43
2.442% due 04/25/2035	155	107
2.500% due 07/19/2031	22	20
2.649% due 07/25/2034	1,476	1,477
2.721% due 07/20/2034	579	560
2.793% due 06/20/2034	670	642
2.876% due 05/20/2036 ^	2,025	1,689
2.903% due 04/25/2035 ^	4,266	3,771
2.972% due 03/25/2037 ^	1,109	786
2.974% due 04/20/2036 ^	2,081	1,845
3.027% due 11/20/2034	4,254	4,287
3.062% due 10/20/2035	840	733
3.080% due 10/25/2035 ^	4,299	3,504
3.094% due 11/20/2034	269	259
3.095% due 08/25/2034 ^	2,696	2,311
3.105% due 11/25/2034	5,571	5,515
3.130% due 02/25/2034	47	47
3.130% due 09/25/2047 ^	3,191	2,955
3.141% due 02/25/2047 ^	1,090	905
3.147% due 02/20/2036 ^	257	213
3.149% due 11/25/2037	8,050	6,991
3.150% due 12/19/2033	51	52
3.170% due 02/20/2036 ^	200	171
3.172% due 08/25/2034 ^	5	4
3.172% due 08/25/2034	132	119
3.197% due 04/20/2035	371	340
3.200% due 11/19/2033	288	282
3.221% due 08/25/2034 ^	2,303	2,087
3.237% due 10/25/2033	2,161	2,123
3.306% due 02/20/2036 ^	25	22
3.332% due 10/19/2032	38	32
4.500% due 09/25/2035	2,572	2,424
5.000% due 09/25/2035 ^	59	54
5.500% due 01/25/2035	495	501
5.500% due 03/25/2035	1,462	1,496
5.500% due 09/25/2035 ^	6,566	6,339
5.500% due 10/25/2035 ^	4,347	3,945
5.500% due 11/25/2035 ^	1,830	1,640
5.750% due 12/25/2035 ^	3,052	2,733
5.750% due 02/25/2037 ^	2,352	2,058
5.750% due 07/25/2037 ^	1,117	1,063
6.000% due 05/25/2036 ^	3,084	2,657
6.000% due 12/25/2036 ^	223	197
6.000% due 02/25/2037 ^	4,776	4,235
6.000% due 03/25/2037 ^	886	789
6.000% due 07/25/2037	1,312	1,097
6.000% due 08/25/2037 ^	7,545	6,512
6.000% due 09/25/2037 ^	603	536
6.250% due 09/25/2036 ^	8,007	6,866
6.250% due 02/25/2038 ^	2,363	1,988
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035	2,796	2,495
5.262% due 01/25/2034	424	418
6.500% due 11/25/2034	1,018	1,020
7.500% due 11/25/2034	515	521
7.500% due 06/25/2035 ^	1,557	1,599
Credit Suisse Commercial Mortgage Trust
0.824% due 05/27/2037	2,700	2,523
3.107% due 02/15/2041	147	148
5.687% due 06/15/2039	2,200	2,209
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032	403	376
1.496% due 06/25/2034	986	953
1.906% due 09/25/2034 ^	2,365	2,067
2.428% due 10/25/2033	88	87
2.650% due 06/25/2032	15	13
2.799% due 07/25/2033	2,264	2,220
2.992% due 09/25/2034	1,751	1,729
4.958% due 06/25/2032	20	19
5.500% due 09/25/2035	6,754	6,175
5.500% due 10/25/2035	2,120	2,021
6.000% due 11/25/2035 ^	38	31
7.500% due 05/25/2032	83	89
7.500% due 12/25/2032	2	2

Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.044% due 05/25/2034		3,274	3,237
Credit Suisse Mortgage Capital Certificates
2.757% due 04/26/2038		2,328	2,291
2.768% due 07/27/2037		19,606	16,715
3.067% due 04/28/2037		10,592	7,887
3.478% due 11/26/2035		1,365	1,366
5.509% due 04/15/2047		21,964	21,949
5.548% due 06/10/2049		6,991	6,988
5.695% due 09/15/2040		11,386	11,439
5.784% due 12/16/2049		69,171	69,357
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,379	738
5.837% due 04/25/2037		23,042	11,455
5.863% due 02/25/2037 ^		3,726	1,659
6.000% due 07/25/2036		1,618	1,214
6.000% due 04/25/2037 ^		1,753	1,388
6.614% due 08/25/2037		7,573	5,360
Deco Gondola SRL
1.137% due 02/22/2026	EUR	1,343	1,413
Deco UK PLC
0.565% due 01/27/2020	GBP	10,289	12,636
Deutsche ALT-A Securities, Inc.
0.856% due 08/25/2037 ^		$10,397	8,512
0.876% due 08/25/2036		6,141	4,873
0.896% due 07/25/2047		22,977	19,120
0.906% due 02/25/2047		8,944	6,341
3.089% due 10/25/2035		3,118	2,571
3.386% due 10/25/2035		1,816	1,739
5.000% due 10/25/2018		44	45
5.500% due 12/25/2035 ^		1,698	1,428
Deutsche ALT-B Securities, Inc.
0.856% due 10/25/2036 ^		18	12
5.869% due 10/25/2036 ^		1,409	1,222
5.886% due 10/25/2036 ^		1,409	1,222
6.005% due 10/25/2036 ^		1,063	922
6.300% due 07/25/2036 ^		1,436	1,195
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		8,800	8,255
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		56	46
Downey Savings & Loan Association Mortgage Loan Trust
0.916% due 04/19/2047 ^		1,233	473
1.556% due 09/19/2044		123	119
2.776% due 07/19/2044		34	34
EMF-NL BV
1.689% due 10/17/2041	EUR	20,067	20,541
EMF-NL Prime BV
0.489% due 04/17/2041		7,739	7,198
Eurosail BV
1.189% due 10/17/2040		3,230	3,398
First Horizon Alternative Mortgage Securities Trust
1.126% due 02/25/2037		$34	18
1.256% due 06/25/2035 ^		4,824	3,607
2.638% due 08/25/2035 ^		3,214	2,762
2.740% due 08/25/2034		768	724
2.832% due 03/25/2035		72	56
5.500% due 05/25/2035		3,476	3,164
5.500% due 06/25/2035 ^		4,317	3,915
6.000% due 07/25/2036 ^		3,083	2,524
6.250% due 08/25/2037 ^		917	727
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		176	153
First Horizon Mortgage Pass-Through Trust
1.026% due 02/25/2035		20	18
2.762% due 11/25/2035 ^		2,190	1,984
2.784% due 02/25/2034		36	36
2.787% due 06/25/2035		2,124	2,040
2.826% due 11/25/2034		2,508	2,470
2.826% due 11/25/2037 ^		8,003	6,970
2.898% due 10/25/2035 ^		8,412	7,018
2.900% due 01/25/2037 ^		82	72
2.978% due 08/25/2035		2,097	1,819
3.001% due 08/25/2034		782	780
3.026% due 09/25/2035		3,702	3,573
3.036% due 06/25/2035		2,430	2,325
3.066% due 10/25/2035		1,056	1,032
3.209% due 04/25/2035		3,395	3,409
3.215% due 06/25/2035		16	15
3.269% due 05/25/2035		653	600
3.886% due 10/25/2036		522	485
5.250% due 05/25/2021 ^		303	212
5.500% due 01/25/2035		433	444
5.750% due 02/25/2036 ^		763	674
6.250% due 11/25/2036		7,721	7,354

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		133	137
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030		703	697
First Republic Mortgage Loan Trust
1.004% due 08/15/2032		165	152
1.204% due 11/15/2030		32	28
1.504% due 11/15/2032		31	29
General Motors Acceptance Corp.
7.430% due 12/01/2021		33	32
GMAC Mortgage Corp. Loan Trust
3.347% due 04/19/2036 ^		6,523	5,937
3.363% due 06/25/2034		36	36
3.384% due 05/25/2035		3,001	2,792
3.531% due 06/25/2034		25	24
3.838% due 06/19/2035		411	403
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	1,965	2,007
0.501% due 03/18/2039	GBP	57,262	67,470
0.511% due 06/18/2039		16,098	19,012
1.123% due 06/18/2039		$24,799	23,680
Grecale ABS SRL
0.088% due 04/28/2056	EUR	8,162	8,550
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		$456	395
0.956% due 10/25/2046		797	596
0.956% due 12/25/2046 ^		628	458
1.026% due 04/25/2036 ^		72	53
1.096% due 10/25/2046		705	429
1.196% due 06/25/2045		761	668
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)		50,348	4,025
3.199% due 10/10/2031		8,510	8,555
5.793% due 08/10/2045		129	130
GSC Capital Corp. Mortgage Trust
0.936% due 05/25/2036 ^		329	255
GSMPS Mortgage Loan Trust
1.106% due 09/25/2035		6,493	5,626
7.500% due 06/25/2043		3,359	3,645
GSR Mortgage Loan Trust
1.056% due 07/25/2035		244	217
1.106% due 01/25/2034		98	86
2.220% due 03/25/2033		27	27
2.430% due 04/25/2032		131	119
2.679% due 06/25/2034		390	375
3.076% due 04/25/2035		2,696	2,559
3.077% due 09/25/2035		106	107
3.092% due 04/25/2036		101	93
3.102% due 05/25/2035		36	34
3.135% due 04/25/2035		463	446
3.160% due 11/25/2035		82	81
3.197% due 11/25/2035 ^		3,703	3,084
3.209% due 07/25/2035		77	76
3.215% due 05/25/2035		2,487	2,409
3.289% due 01/25/2036 ^		226	212
3.357% due 11/25/2035		38	36
3.445% due 03/25/2037 ^		8,544	7,387
5.000% due 05/25/2036 ^		678	638
5.000% due 05/25/2037 ^		10	9
5.500% due 06/25/2035		4,141	4,267
5.500% due 06/25/2036 ^		1,792	1,674
5.750% due 02/25/2036		1,385	1,349
5.750% due 02/25/2037 ^		2,312	2,261
6.000% due 08/25/2021 ^		151	150
6.000% due 03/25/2032		10	10
6.000% due 11/25/2035 ^		14,218	11,828
6.000% due 11/25/2035		1,619	1,478
6.000% due 02/25/2036 ^		7,471	6,563
6.000% due 01/25/2037 ^		5,313	5,023
6.000% due 03/25/2037 ^		44	42
6.000% due 05/25/2037 ^		4,790	4,459
6.000% due 07/25/2037 ^		458	417
6.250% due 09/25/2036 ^		1,063	980
6.500% due 09/25/2036 ^		4,122	3,298
HarborView Mortgage Loan Trust
0.886% due 01/25/2047		4,093	3,384
0.916% due 07/19/2046 ^		29,577	17,074
0.936% due 09/19/2046		5,241	3,804
0.946% due 11/19/2036		6,174	4,439
0.976% due 06/19/2035		2,561	2,290
1.016% due 02/19/2036		8,624	6,297
1.176% due 05/19/2035		11,467	9,669
1.296% due 06/19/2034		967	904
1.336% due 04/19/2034		1,169	1,069
1.376% due 01/19/2035		2,085	1,775

1.436% due 01/19/2035	3,942	3,101
1.456% due 01/19/2035	394	365
1.536% due 11/19/2034	305	234
1.756% due 10/25/2037	2,159	2,024
2.448% due 06/19/2045 ^	14,009	8,486
2.965% due 04/19/2034	28	28
3.107% due 07/19/2035	536	473
3.224% due 08/19/2036 ^	1,311	1,194
3.341% due 12/19/2035 ^	2,681	2,350
3.393% due 06/19/2036 ^	5,184	3,231
3.499% due 06/19/2036	8,131	5,618
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,262
HomeBanc Mortgage Trust
1.016% due 01/25/2036	3,201	2,840
1.026% due 10/25/2035	83	80
1.496% due 12/25/2034	3,965	3,746
1.616% due 08/25/2029	1,931	1,800
2.710% due 04/25/2037 ^	3,216	2,721
2.749% due 04/25/2037 ^	3,553	2,314
Homestar Mortgage Acceptance Corp.
1.206% due 07/25/2034	1,590	1,574
HSI Asset Securitization Corp. Trust
0.976% due 11/25/2035	18,347	14,228
Impac CMB Trust
1.496% due 11/25/2034	1,665	1,618
1.516% due 10/25/2033	28	27
1.536% due 10/25/2034	747	711
4.785% due 09/25/2034	237	230
Impac Secured Assets CMN Owner Trust
1.556% due 11/25/2034	341	337
3.306% due 07/25/2035	1,105	838
Impac Secured Assets Trust
0.926% due 01/25/2037	15,256	13,956
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032	68	59
2.203% due 01/25/2032	428	415
2.572% due 08/25/2031	354	351
IndyMac Mortgage Loan Trust
0.896% due 04/25/2037	6,645	6,163
0.916% due 04/25/2037	2,492	2,140
0.936% due 02/25/2037	21,547	15,351
0.936% due 07/25/2047	10,676	7,262
0.946% due 04/25/2037	1,574	1,164
0.956% due 11/25/2046	782	652
0.966% due 04/25/2046	5,639	4,670
0.966% due 05/25/2046	141	117
0.986% due 04/25/2035	280	244
0.996% due 07/25/2035	2,657	2,340
1.056% due 11/25/2035 ^	696	405
1.056% due 06/25/2037 ^	1,280	650
1.066% due 10/25/2036	15,008	10,550
1.396% due 07/25/2045	81	69
1.536% due 05/25/2034	6	6
1.556% due 11/25/2034	57	48
1.576% due 11/25/2034 ^	1,644	1,338
2.634% due 06/25/2037	8,095	4,774
2.658% due 06/25/2037 ^	3,590	2,750
2.904% due 01/25/2035	152	140
2.967% due 08/25/2035	71	62
2.999% due 07/25/2037	1,737	1,290
3.000% due 08/25/2035	730	606
3.000% due 08/25/2035 ^	620	515
3.004% due 12/25/2034	165	156
3.006% due 09/25/2035 ^	16,535	13,945
3.019% due 01/25/2036 ^	6,996	5,825
3.020% due 03/25/2036	3,704	3,106
3.030% due 10/25/2035	642	528
3.067% due 10/25/2034	3,421	3,306
3.086% due 01/25/2036	8,638	8,117
3.090% due 12/25/2035	4,667	3,971
3.092% due 04/25/2037	9,013	7,435
3.141% due 08/25/2036	1,870	1,789
3.153% due 04/25/2037 ^	17,751	13,313
3.163% due 01/25/2036 ^	856	709
3.260% due 05/25/2036	3,779	2,839
3.328% due 11/25/2037	2,795	2,618
3.374% due 02/25/2035	539	472
6.250% due 11/25/2037 ^	1,460	1,173
JPMorgan Alternative Loan Trust
0.896% due 03/25/2037	2,171	1,624
1.852% due 05/26/2037	43,770	38,476
2.959% due 11/25/2036 ^	2,650	2,478
2.980% due 12/25/2036	19,831	17,010
3.225% due 05/25/2037 ^	8,367	7,012
6.050% due 05/25/2036	705	665

JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	24,300	24,377
JPMorgan Chase Commercial Mortgage Securities Trust
2.154% due 10/15/2033	12,600	12,653
3.474% due 12/15/2049	6,700	6,878
5.420% due 01/15/2049	15,023	15,027
5.440% due 06/12/2047	476	476
5.713% due 02/12/2049	45,451	45,727
5.753% due 06/15/2049	2,998	3,016
5.882% due 02/15/2051	27,476	27,848
JPMorgan Mortgage Trust
2.572% due 07/27/2037	15,527	14,600
2.770% due 11/25/2033	15	15
2.789% due 02/25/2034	531	527
2.790% due 06/25/2035	4,241	4,161
2.884% due 04/25/2036 ^	6,272	5,746
2.912% due 04/25/2036	5,604	5,454
2.912% due 04/25/2036 ^	2,462	2,283
2.947% due 06/25/2035	6,295	6,236
2.982% due 11/25/2035	2,348	2,204
3.000% due 08/25/2036 ^	4,407	4,042
3.046% due 07/25/2035	2,154	2,133
3.058% due 10/25/2036	206	176
3.060% due 10/25/2035 ^	990	841
3.066% due 02/25/2036 ^	24	21
3.074% due 06/25/2035	645	602
3.086% due 07/25/2035	560	558
3.096% due 05/25/2036	5,499	5,011
3.104% due 08/25/2035	5,505	5,467
3.110% due 10/25/2036 ^	5,775	5,280
3.125% due 10/25/2035 ^	2,454	2,222
3.130% due 07/25/2035	9,586	9,542
3.132% due 11/25/2035	4,109	3,914
3.137% due 07/25/2035	2,547	2,523
3.137% due 10/25/2035	112	112
3.145% due 10/25/2036 ^	69	61
3.162% due 08/25/2035 ^	3,215	3,081
3.178% due 07/25/2035	243	223
3.182% due 07/25/2035	910	910
3.184% due 02/25/2036 ^	140	125
3.202% due 04/25/2035	252	254
3.216% due 09/25/2035	759	692
3.218% due 07/25/2035	56	55
3.245% due 10/25/2035	2,086	1,953
3.248% due 08/25/2035	2,034	2,008
4.382% due 04/25/2037 ^	735	648
5.000% due 08/25/2020	873	882
5.500% due 03/25/2022 ^	462	470
5.500% due 07/25/2036 ^	1,396	1,273
5.750% due 01/25/2036 ^	33	28
6.000% due 01/25/2037 ^	18,585	15,311
6.500% due 07/25/2036 ^	4,666	3,800
6.500% due 08/25/2036 ^	837	689
Lavender Trust
6.250% due 10/26/2036	6,929	5,783
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	19	19
5.430% due 02/15/2040	7,682	7,698
5.866% due 09/15/2045	35,153	36,026
Leek Finance Number Eighteen PLC
1.214% due 12/21/2038	138	148
Lehman Mortgage Trust
1.076% due 08/25/2036 ^	10,153	7,870
1.406% due 06/25/2037 ^	1,012	842
5.000% due 12/25/2035 ^	399	370
5.314% due 01/25/2036 ^	5,701	5,302
5.453% due 12/25/2035	5,961	4,094
5.500% due 01/25/2036	1,356	1,134
5.908% due 04/25/2036	1,285	1,151
6.000% due 07/25/2036 ^	7,994	6,236
6.000% due 09/25/2036 ^	2,874	2,420
Lehman XS Trust
0.876% due 07/25/2037	5,694	4,992
0.916% due 03/25/2047 ^	11,001	10,009
0.926% due 12/25/2036 ^	2,930	2,750
0.936% due 07/25/2037 ^	4,888	3,513
0.946% due 11/25/2046	380	315
0.956% due 08/25/2046 ^	2,032	1,577
0.956% due 08/25/2046	17,423	14,051
1.656% due 08/25/2047	13,027	8,841
2.117% due 07/25/2035	5,986	5,936
Luminent Mortgage Trust
0.754% due 12/25/2036	11,894	10,235
0.764% due 12/25/2036 ^	3,943	3,294
0.916% due 11/25/2036 ^	371	306
0.956% due 02/25/2046	91	65
0.996% due 04/25/2036	18,806	12,800

Marche Mutui SRL
0.108% due 02/25/2055	EUR	13,578	14,269
1.938% due 01/27/2064		33,686	35,719
MASTR Adjustable Rate Mortgages Trust
0.956% due 05/25/2047		$629	488
0.966% due 04/25/2046		7,556	5,447
0.966% due 05/25/2047 ^		1,283	1,203
0.996% due 05/25/2037		1,285	797
1.056% due 05/25/2047 ^		716	476
2.696% due 07/25/2035 ^		1,552	1,304
2.899% due 12/25/2033		57	55
2.971% due 10/25/2032		572	565
3.109% due 05/25/2034		219	215
3.190% due 03/25/2035		633	542
3.192% due 12/25/2034		5,580	5,293
3.307% due 12/25/2033		183	181
3.449% due 10/25/2034		3,779	3,606
MASTR Alternative Loan Trust
1.156% due 03/25/2036		7,806	1,508
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		8,246	7,721
MASTR Reperforming Loan Trust
1.116% due 07/25/2035		4,179	3,417
7.000% due 08/25/2034		2,722	2,742
7.000% due 05/25/2035		763	756
MASTR Seasoned Securitization Trust
6.209% due 09/25/2017		79	79
6.500% due 08/25/2032		4,702	5,048
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031		3,286	3,078
1.444% due 09/15/2030		977	961
1.584% due 11/15/2031		64	56
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.564% due 08/15/2032		135	129
2.610% due 10/20/2029		2,107	2,102
Merrill Lynch Alternative Note Asset Trust
0.866% due 03/25/2037		1,086	462
0.926% due 02/25/2037		3,294	3,067
1.056% due 03/25/2037		2,873	1,252
3.207% due 06/25/2037 ^		2,164	1,564
6.000% due 03/25/2037		1,445	793
6.000% due 05/25/2037 ^		8,542	7,491
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		34	31
1.006% due 08/25/2036		22	22
1.026% due 04/25/2035		931	898
1.244% due 11/25/2029		281	273
1.376% due 10/25/2028		77	75
1.416% due 06/25/2028		1,134	1,084
1.416% due 09/25/2029		102	101
1.496% due 03/25/2028		60	57
1.536% due 03/25/2028		25	24
1.748% due 04/25/2029		792	772
1.889% due 10/25/2028		43	41
1.968% due 11/25/2029		325	315
2.688% due 02/25/2035		8,128	8,145
2.793% due 12/25/2032		408	404
2.830% due 06/25/2035		11,597	11,294
2.835% due 05/25/2033		3,787	3,724
2.862% due 08/25/2034		1,125	1,141
2.883% due 02/25/2034		13	13
2.920% due 02/25/2033		34	33
3.026% due 11/25/2035		6,125	5,989
3.032% due 12/25/2034		64	64
3.045% due 07/25/2035 ^		688	616
3.069% due 05/25/2036		5,836	5,790
3.083% due 09/25/2035		5,501	5,457
3.086% due 12/25/2035		1,629	1,553
3.160% due 12/25/2035		1,581	1,495
3.166% due 06/25/2037		1,663	1,610
3.368% due 05/25/2033		14	14
5.250% due 08/25/2036		7,399	7,613
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050		247	249
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		29,096	29,165
5.700% due 09/12/2049		40,186	40,992
5.733% due 06/12/2050		22,519	22,664
6.852% due 08/12/2049		8,144	8,243
Money Partners Securities PLC
0.753% due 03/15/2040	GBP	392	462
Morgan Stanley Capital Trust
5.569% due 12/15/2044		$21,687	22,112
5.692% due 04/15/2049		43,567	43,667

Morgan Stanley Mortgage Loan Trust
1.016% due 03/25/2036		2,233	1,763
1.036% due 01/25/2036		16,823	12,486
1.046% due 12/25/2035		51	41
1.056% due 03/25/2035		37	34
1.066% due 01/25/2035		10	10
1.076% due 01/25/2035		5,087	4,727
2.848% due 06/25/2037		5,308	3,600
2.862% due 06/25/2036		327	313
2.936% due 07/25/2035 ^		12,951	10,629
2.992% due 07/25/2035		735	653
3.139% due 07/25/2035 ^		827	713
3.458% due 09/25/2035 ^		4,545	3,714
3.497% due 06/25/2036		15,751	10,921
5.701% due 02/25/2047		2,341	1,666
6.000% due 02/25/2036 ^		869	841
6.000% due 10/25/2037 ^		2,235	1,892
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		39,164	39,264
5.793% due 08/15/2045		55,292	55,437
MortgageIT Trust
1.536% due 02/25/2035		1,071	1,036
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		897	835
Newgate Funding PLC
0.284% due 12/15/2050	EUR	86,793	87,826
0.545% due 12/01/2050	GBP	700	780
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.756% due 05/25/2035		$4,000	3,016
2.921% due 10/25/2035		148	137
3.329% due 02/25/2036 ^		600	497
5.820% due 03/25/2047		1,354	1,344
6.138% due 03/25/2047		1,244	1,235
6.801% due 02/19/2030		1,128	1,105
Nomura Resecuritization Trust
1.046% due 08/27/2047		26,449	26,220
Paragon Mortgages PLC
0.641% due 10/15/2041	GBP	1,934	2,241
0.758% due 05/15/2041		22,006	25,487
0.781% due 04/16/2035		6,614	7,770
Prime Mortgage Trust
1.156% due 02/25/2034		$2,090	1,982
6.000% due 06/25/2036 ^		1,611	1,651
Provident Funding Mortgage Loan Trust
2.951% due 04/25/2034		644	642
2.969% due 10/25/2035		1,901	1,839
RAAC Trust
1.126% due 09/25/2034		591	570
RBSGC Mortgage Loan Trust
1.136% due 12/25/2034		30,296	26,201
RBSSP Resecuritization Trust
0.812% due 10/27/2036		3,729	2,853
0.824% due 08/27/2037		4,940	4,553
0.854% due 09/27/2037		9,301	6,858
0.922% due 02/27/2037		4,450	3,955
1.092% due 09/26/2036		239	233
3.000% due 06/26/2037		1,560	1,557
Regal Trust
2.098% due 09/29/2031		131	122
Residential Accredit Loans, Inc. Trust
0.896% due 01/25/2037		9,906	8,138
0.906% due 02/25/2037		4,133	3,384
0.936% due 05/25/2036		21,867	19,046
0.936% due 09/25/2036		4,359	3,694
0.941% due 12/25/2036		51	41
0.946% due 07/25/2036		5,438	4,508
0.946% due 08/25/2036		9,811	7,706
0.946% due 09/25/2036		91	77
0.946% due 12/25/2036		5,107	4,546
0.956% due 05/25/2047		4,133	3,475
0.966% due 06/25/2037		3,111	2,433
0.966% due 04/25/2046		17,433	7,971
1.026% due 02/25/2046		2,292	1,371
1.056% due 08/25/2035		648	514
1.086% due 03/25/2037		1,639	382
1.156% due 11/25/2036 ^		2,373	1,477
1.296% due 03/25/2034		862	843
1.406% due 07/25/2033		79	73
1.927% due 09/25/2045		546	474
3.408% due 08/25/2035 ^		1,739	893
3.445% due 04/25/2035		5,464	5,278
4.275% due 09/25/2035 ^		852	713
4.525% due 02/25/2036 ^		1,247	996
5.250% due 09/25/2020		6,759	6,663
6.000% due 08/25/2036 ^		3,086	2,607
6.000% due 09/25/2036 ^		2,923	2,390

6.000% due 09/25/2036		2,557	2,091
6.000% due 11/25/2036 ^		3,162	2,529
6.000% due 01/25/2037 ^		17	15
6.250% due 03/25/2037 ^		2,277	1,843
6.500% due 07/25/2037		804	701
6.500% due 09/25/2037 ^		2,835	2,466
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		286	334
Residential Asset Securitization Trust
1.206% due 12/25/2036 ^		597	152
5.000% due 08/25/2019		652	654
5.500% due 08/25/2034		129	132
5.500% due 06/25/2035 ^		685	596
5.750% due 02/25/2036 ^		931	732
6.000% due 03/25/2037 ^		5,394	3,630
6.000% due 04/25/2037		403	338
6.000% due 05/25/2037 ^		229	203
6.000% due 07/25/2037 ^		1,493	1,039
6.250% due 08/25/2036		148	133
6.250% due 10/25/2036 ^		512	461
6.250% due 11/25/2036		2,360	1,666
6.250% due 09/25/2037 ^		2,382	1,634
6.500% due 08/25/2036		1,564	874
6.500% due 09/25/2036 ^		1,622	1,208
Residential Funding Mortgage Securities, Inc. Trust
1.156% due 07/25/2018		12	12
3.219% due 06/25/2035		477	464
3.390% due 11/25/2035		763	670
3.597% due 02/25/2036 ^		4,095	3,718
3.759% due 02/25/2037		4,883	3,938
5.250% due 07/25/2035		2,327	2,371
5.500% due 12/25/2034		822	827
5.750% due 12/25/2035		1,944	1,813
5.750% due 09/25/2036 ^		13,205	11,826
6.000% due 06/25/2036 ^		2,022	1,938
6.000% due 07/25/2036 ^		2,480	2,323
6.000% due 06/25/2037 ^		1,056	979
6.500% due 03/25/2032		165	172
ResLoC UK PLC
0.593% due 12/15/2043	GBP	3,587	3,780
RMAC Securities PLC
0.025% due 06/12/2044	EUR	2,642	2,609
0.526% due 06/12/2044	GBP	38,501	44,193
Royal Bank of Scotland Capital Funding Trust
5.692% due 04/16/2049		$16,825	16,815
5.695% due 09/16/2040		3,930	3,938
5.969% due 02/16/2051		19,263	19,233
6.068% due 09/17/2039		2,228	2,240
6.068% due 02/17/2051		10,000	10,081
6.095% due 12/16/2049		19,014	19,167
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		2	2
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		63	53
Sequoia Mortgage Trust
0.939% due 07/20/2036		93	85
0.949% due 06/20/2036		2,314	2,065
1.089% due 07/20/2033		228	215
1.399% due 06/20/2033		19	18
1.499% due 10/20/2027		90	85
1.539% due 10/20/2027		1,153	1,129
1.761% due 05/20/2034		2,450	2,350
1.781% due 05/20/2034		599	577
1.870% due 09/20/2033		898	875
2.871% due 01/20/2047 ^		2,956	2,389
3.280% due 09/20/2046 ^		6,106	4,998
3.444% due 01/20/2047 ^		3,966	3,480
Structured Adjustable Rate Mortgage Loan Trust
1.056% due 09/25/2034		2,507	2,194
1.056% due 10/25/2035		1,744	1,664
1.056% due 08/25/2036 ^		7,478	5,808
1.974% due 01/25/2035		296	231
2.793% due 10/25/2037 ^		943	667
2.943% due 03/25/2034		2,272	2,269
2.986% due 01/25/2035		957	909
3.015% due 02/25/2036 ^		2,535	2,034
3.039% due 09/25/2034		3,253	3,212
3.051% due 05/25/2036 ^		2,086	1,913
3.081% due 08/25/2035		76	70
3.082% due 02/25/2036 ^		3,821	2,759
3.087% due 09/25/2035		2,489	2,214
3.093% due 02/25/2034		1,665	1,673
3.100% due 06/25/2036 ^		1,493	1,391
3.124% due 08/25/2034		993	975
3.169% due 05/25/2036 ^		8,150	7,096
3.181% due 05/25/2034		139	141

3.204% due 09/25/2034		29	29
3.225% due 12/25/2034		126	124
3.226% due 04/25/2036 ^		2,703	2,502
3.228% due 12/25/2035 ^		586	600
3.228% due 12/25/2035		5,381	4,422
3.241% due 11/25/2034		897	897
3.263% due 11/25/2035 ^		686	548
3.292% due 03/25/2036 ^		928	761
3.312% due 04/25/2036 ^		6,112	4,804
3.317% due 11/25/2036 ^		1,453	1,409
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036		5,425	4,356
0.886% due 03/25/2037		3,777	2,839
0.926% due 03/25/2037 ^		434	148
0.946% due 06/25/2036		2,463	2,070
0.946% due 07/25/2046 ^		912	760
0.956% due 05/25/2036		24,868	19,183
0.966% due 04/25/2036		1,206	975
0.966% due 05/25/2036		163	127
0.976% due 05/25/2036		479	371
0.976% due 05/25/2046		12,890	6,987
0.986% due 07/19/2035		6,175	5,718
0.986% due 02/25/2036 ^		325	254
0.986% due 05/25/2045		881	777
1.016% due 05/25/2046 ^		104	44
1.056% due 08/25/2036 ^		936	477
1.066% due 12/25/2035 ^		4,839	3,571
1.396% due 09/19/2032		3,412	3,328
1.436% due 01/19/2034		362	350
1.576% due 10/19/2033		803	729
1.765% due 02/25/2036 ^		15,605	14,349
1.967% due 12/25/2035 ^		3,684	2,940
8.914% due 06/25/2029		26	26
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.762% due 05/25/2022		164	167
Structured Asset Securities Corp.
5.500% due 06/25/2035		2,250	2,216
6.084% due 04/15/2027		18	17
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,546	3,120
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.335% due 05/25/2032		25	25
2.893% due 02/25/2032		766	748
2.919% due 07/25/2033		44	43
3.087% due 01/25/2034		3,648	3,635
3.148% due 03/25/2033		1,345	1,322
3.156% due 07/25/2032		378	350
3.340% due 11/25/2033		171	169
6.250% due 06/25/2034		220	221
Suntrust Adjustable Rate Mortgage Loan Trust
3.017% due 04/25/2037 ^		1,155	978
3.159% due 02/25/2037 ^		983	872
3.234% due 01/25/2037 ^		7,254	6,779
3.544% due 10/25/2037		1,497	1,384
SunTrust Alternative Loan Trust
1.406% due 12/25/2035 ^		7,110	5,494
5.750% due 12/25/2035 ^		4,674	4,212
6.000% due 04/25/2036 ^		1,164	1,070
Taurus CMBS UK Ltd.
1.802% due 05/01/2022	GBP	700	865
Taurus IT SRL
1.189% due 02/18/2027	EUR	1,645	1,740
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$848	520
5.970% due 09/25/2036		5,583	632
6.015% due 07/25/2037		1,552	1,160
6.500% due 07/25/2036		5,898	3,227
Thornburg Mortgage Securities Trust
1.456% due 12/25/2033		1,049	1,013
2.559% due 10/25/2043		593	578
2.878% due 06/25/2047 ^		162	146
3.387% due 09/25/2037		9,507	9,468
5.750% due 06/25/2047		11	10
Trinity Square PLC
1.551% due 07/15/2051	GBP	16,068	19,841
Wachovia Bank Commercial Mortgage Trust
0.882% due 06/15/2049		$159,422	158,330
5.342% due 12/15/2043		31,787	31,752
5.509% due 04/15/2047		41,970	42,054
5.707% due 06/15/2049		47,773	48,067
5.969% due 02/15/2051		12,213	12,270
Wachovia Mortgage Loan Trust LLC
3.015% due 08/20/2035 ^		6,639	6,071
3.171% due 03/20/2037 ^		3,473	3,351
3.172% due 10/20/2035		1,191	1,067
3.202% due 08/20/2035 ^		8,007	7,638
3.268% due 10/20/2035		69	67

Waldorf Astoria Boca Raton Trust
2.054% due 06/15/2029	7,400	7,429
2.754% due 06/15/2029	13,300	13,338
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045	894	853
1.046% due 07/25/2045	394	377
1.166% due 11/25/2045	447	398
1.166% due 12/25/2045	380	329
1.267% due 02/25/2047 ^	8,638	7,034
1.337% due 05/25/2047	11,544	10,194
1.496% due 11/25/2034	1,247	1,124
1.567% due 02/25/2046	2,806	2,589
1.567% due 08/25/2046	253	217
1.723% due 07/25/2047 ^	4,825	3,699
1.736% due 11/25/2034	606	537
1.767% due 11/25/2042	452	421
1.933% due 08/25/2042	386	370
1.967% due 06/25/2042	906	876
2.098% due 07/25/2046	1,236	1,150
2.098% due 08/25/2046	871	803
2.101% due 05/25/2046	353	312
2.101% due 12/25/2046	9,081	8,446
2.281% due 05/25/2037	202	170
2.361% due 04/25/2037 ^	4,148	3,624
2.520% due 02/25/2037 ^	9,679	8,777
2.617% due 11/25/2036 ^	42	38
2.635% due 01/25/2036 ^	7,163	6,828
2.658% due 12/25/2036 ^	99	87
2.731% due 08/25/2036 ^	276	259
2.748% due 09/25/2035	865	865
2.752% due 10/25/2035	1,340	1,291
2.768% due 08/25/2034	445	448
2.770% due 08/25/2036 ^	2,090	1,920
2.783% due 09/25/2033	1,106	1,115
2.792% due 04/25/2035	9,024	8,945
2.798% due 03/25/2035	3,141	3,072
2.837% due 09/25/2036 ^	9,216	8,549
2.845% due 09/25/2033	126	124
2.964% due 12/25/2035	3,415	3,136
2.978% due 01/25/2033	152	146
3.007% due 08/25/2035	1,182	1,105
4.211% due 02/25/2037 ^	875	827
4.231% due 04/25/2037 ^	1,828	1,660
4.275% due 05/25/2037 ^	2,801	2,571
4.341% due 07/25/2037 ^	498	458
6.000% due 07/25/2034	752	790
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	9	9
Washington Mutual Mortgage Pass-Through Certificates Trust
0.916% due 02/25/2037 ^	21,494	16,344
0.996% due 01/25/2047 ^	6,905	5,605
1.206% due 04/25/2035	12,546	9,349
1.287% due 12/25/2046	29,981	21,366
1.337% due 04/25/2047 ^	158	12
1.537% due 05/25/2046	6,176	4,933
2.145% due 02/25/2031	1	1
2.464% due 05/25/2033	128	126
2.746% due 02/25/2033	23	22
3.080% due 06/25/2033	3,928	3,880
4.433% due 09/25/2036 ^	4,327	2,390
5.500% due 11/25/2035 ^	1,063	982
5.500% due 06/25/2037 ^	2,230	2,096
6.000% due 04/25/2036 ^	2,195	2,010
6.000% due 06/25/2037 ^	23,273	22,369
6.268% due 07/25/2036	1,624	735
6.449% due 07/25/2036 ^	2,774	1,255
Wells Fargo Alternative Loan Trust
3.139% due 07/25/2037 ^	2,433	2,073
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049	11,561	11,950
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	1,502	1,278
2.858% due 12/25/2033	870	864
2.889% due 06/25/2033	354	354
2.945% due 07/25/2036 ^	1,424	1,347
2.962% due 03/25/2036	186	169
3.000% due 12/25/2033	142	142
3.001% due 11/25/2034	139	137
3.003% due 03/25/2036	2,161	2,125
3.004% due 11/25/2034	779	778
3.010% due 06/25/2035	3,357	3,469
3.015% due 03/25/2036	1,618	1,556
3.021% due 01/25/2035	804	802
3.025% due 09/25/2033	133	134
3.029% due 12/25/2034	18	18

3.031% due 03/25/2036 ^	3,571	3,510
3.034% due 12/25/2034	755	762
3.041% due 05/25/2035	1,738	1,733
3.048% due 10/25/2036 ^	7,195	6,872
3.060% due 06/25/2034	3,002	3,075
3.072% due 01/25/2035	3,585	3,507
3.072% due 10/25/2035	7,305	7,298
3.075% due 06/25/2035	365	372
3.080% due 05/25/2035	176	169
3.083% due 04/25/2036 ^	31	31
3.087% due 04/25/2036	480	470
3.098% due 07/25/2034	20	21
3.109% due 03/25/2036 ^	6,521	6,222
3.138% due 08/25/2033	207	213
3.200% due 04/25/2036	4,924	4,520
3.200% due 04/25/2036 ^	68	6
5.000% due 03/25/2036	1,354	1,324
5.250% due 10/25/2035	973	982
5.500% due 11/25/2035	190	193
5.500% due 01/25/2036 ^	2,497	2,471
5.500% due 02/25/2037 ^	875	845
5.750% due 02/25/2037	505	492
5.750% due 04/25/2037 ^	3,725	3,692
6.000% due 08/25/2036	3,012	3,049
6.000% due 03/25/2037 ^	2,669	2,653
6.000% due 04/25/2037 ^	3,536	3,486
6.000% due 07/25/2037 ^	10,792	10,705
6.000% due 08/25/2037 ^	736	724
6.250% due 07/25/2037 ^	267	258

Total Non-Agency Mortgage-Backed Securities (Cost $6,331,977)		6,518,442

ASSET-BACKED SECURITIES 5.7%
Aames Mortgage Investment Trust
1.364% due 10/25/2035	3,100	2,774
Academic Loan Funding Trust
1.556% due 12/27/2022	5,791	5,799
Accredited Mortgage Loan Trust
0.886% due 02/25/2037	1,378	1,339
1.076% due 12/25/2035	1,544	1,504
1.626% due 01/25/2035	1,352	1,259
4.330% due 06/25/2033	2,593	2,506
4.980% due 10/25/2033	1,791	1,832
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036	21	12
0.866% due 12/25/2036	6,713	2,800
0.896% due 07/25/2036	8,464	5,949
0.916% due 08/25/2036 ^	5,533	2,027
0.956% due 12/25/2036	25,882	10,992
0.976% due 08/25/2036 ^	7,110	2,639
1.306% due 12/25/2045 ^	5,800	3,752
1.376% due 02/25/2036 ^	3,634	3,127
1.416% due 11/25/2035	12,800	11,660
1.456% due 08/25/2045	4,311	4,217
1.731% due 11/25/2033	2,595	2,473
1.731% due 12/25/2034	595	585
1.731% due 07/25/2035	3,118	2,734
2.556% due 10/25/2032	2,301	2,256
Aegis Asset-Backed Securities Trust
0.754% due 01/25/2037	11,336	8,094
1.186% due 12/25/2035	3,300	2,448
1.236% due 06/25/2035	3,500	2,677
AFC Home Equity Loan Trust
1.294% due 12/22/2027	1	0
ALESCO Preferred Funding Ltd.
1.288% due 07/23/2035	38,540	34,108
1.328% due 12/23/2036	33,138	24,025
1.338% due 09/23/2036	39,121	28,754
1.358% due 06/23/2036	37,153	28,422
1.478% due 12/23/2034	23,810	19,286
1.748% due 09/23/2038	75,569	63,478
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019	42,570	42,604
2.380% due 06/10/2019	130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.431% due 03/25/2035	289	290
1.446% due 04/25/2034	236	234
1.536% due 05/25/2034	3,786	3,651
1.626% due 07/25/2034	464	429
4.131% due 11/25/2032	4,917	4,731
4.662% due 05/25/2034 ^	686	599
Amortizing Residential Collateral Trust
1.791% due 07/25/2032	112	110
1.881% due 08/25/2032	246	229

Aquilae CLO PLC
0.050% due 01/17/2023	EUR	1,281	1,348
ARES CLO Ltd.
2.100% due 01/17/2024		$26,900	26,946
Argent Securities Trust
0.866% due 09/25/2036		5,099	2,005
0.906% due 06/25/2036		22,386	8,145
0.906% due 09/25/2036		26,326	10,402
0.946% due 03/25/2036		7,644	4,050
1.026% due 05/25/2036		28,685	10,103
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.076% due 01/25/2036		14,822	12,620
1.881% due 11/25/2034		3,522	3,009
2.781% due 05/25/2034		907	855
Asset-Backed Funding Certificates Trust
0.896% due 11/25/2036		14,050	9,581
1.376% due 12/25/2034		214	214
1.616% due 12/25/2030		1,050	1,026
1.806% due 03/25/2034		3,962	3,677
1.851% due 05/25/2032		817	781
Asset-Backed Securities Corp. Home Equity Loan Trust
0.836% due 05/25/2037		245	171
0.986% due 11/25/2036		7,500	4,919
1.206% due 11/25/2035		5,800	5,414
1.344% due 10/25/2034		1	1
2.054% due 04/15/2033		2,269	2,225
3.538% due 08/15/2033		830	790
3.929% due 08/15/2032		9,105	8,072
Atlas Senior Loan Fund Ltd.
2.117% due 01/30/2024		50,400	50,443
Avoca CLO Ltd.
0.016% due 10/15/2023	EUR	2,675	2,799
B2R Mortgage Trust
2.567% due 06/15/2049		$25,833	25,357
Bayview Opportunity Master Fund Trust
3.598% due 09/29/2031		17,411	17,388
Bear Stearns Asset-Backed Securities Trust
0.866% due 04/25/2031		2,351	2,458
0.926% due 05/25/2036 ^		4,444	4,462
0.926% due 12/25/2036 ^		5,466	4,398
0.946% due 05/25/2037		4,385	4,272
0.996% due 06/25/2047		7,500	6,599
1.056% due 06/25/2047		13,800	10,512
1.206% due 12/25/2042		251	248
1.234% due 08/25/2035		4,857	4,665
1.396% due 12/25/2034		6	5
1.416% due 10/25/2032		1,871	1,840
1.556% due 10/27/2032		967	911
1.756% due 10/25/2037		341	321
1.756% due 11/25/2042		188	176
2.253% due 10/25/2036		1,453	1,046
3.012% due 07/25/2036		123	116
3.148% due 06/25/2043		597	563
BNC Mortgage Loan Trust
0.856% due 05/25/2037		163	161
Carlyle High Yield Partners Ltd.
1.093% due 04/19/2022		1,342	1,342
Carrington Mortgage Loan Trust
0.816% due 01/25/2037		1,177	948
0.916% due 10/25/2036		6,528	4,066
0.996% due 06/25/2036		16,000	10,836
1.006% due 10/25/2036		7,648	4,816
1.016% due 02/25/2037		53,326	41,678
Catamaran CLO Ltd.
2.108% due 10/18/2026		10,600	10,608
Cavalry CLO Ltd.
2.250% due 01/16/2024		3,671	3,674
CDC Mortgage Capital Trust
1.551% due 07/25/2034		2,562	2,336
Chase Funding Trust
1.144% due 02/25/2033		45	39
1.396% due 08/25/2032		592	545
1.416% due 11/25/2032		19	19
1.656% due 02/25/2032		2,174	2,115
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
2.082% due 01/29/2025		28,800	28,799
2.177% due 08/14/2024		19,548	19,557
2.258% due 01/17/2027		30,100	30,057
CIT Group Home Equity Loan Trust
1.630% due 09/25/2030		2,240	2,019
Citigroup Global Markets Mortgage Securities, Inc.
1.316% due 09/25/2028		484	453
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.686% due 05/25/2035		3,900	3,288

Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045		4,068	2,804
0.826% due 05/25/2037		3,015	2,220
0.896% due 12/25/2036		1,041	951
0.916% due 12/25/2036		14,227	8,846
0.926% due 05/25/2037		43,929	32,156
0.926% due 07/25/2045		12,347	8,626
0.946% due 05/25/2037		14,531	10,549
0.956% due 05/25/2037		7,380	5,521
1.006% due 08/25/2036		24,500	19,206
1.016% due 09/25/2036		3,660	2,268
1.016% due 01/25/2037		6,000	5,277
1.016% due 03/25/2037		12,272	9,429
1.016% due 07/25/2045		5,900	4,167
1.026% due 05/25/2037		17,700	15,300
1.206% due 11/25/2045		4,532	4,246
1.416% due 07/25/2035		14,580	12,510
1.491% due 09/25/2035 ^		11,100	9,860
4.593% due 10/25/2037		4,550	4,269
5.764% due 01/25/2037 ^		1,409	1,000
6.351% due 05/25/2036 ^		3,353	2,081
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		2	3
7.490% due 07/01/2031		405	448
Conseco Financial Corp.
6.240% due 12/01/2028		106	111
6.870% due 04/01/2030		244	263
7.240% due 06/15/2028		2	2
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	18,122	19,039
0.049% due 01/30/2024		6,317	6,656
Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028		30,000	31,718
Countrywide Asset-Backed Certificates
0.734% due 01/25/2037		$13,243	12,645
0.884% due 07/25/2036		6,168	5,942
0.886% due 12/25/2036 ^		7,596	7,512
0.896% due 05/25/2037 ^		28,077	19,778
0.896% due 07/25/2037 ^		9,210	7,655
0.896% due 08/25/2037		21,960	17,356
0.906% due 05/25/2037		25,400	24,108
0.916% due 01/25/2034		1,742	1,680
0.916% due 01/25/2046		2,529	2,413
0.924% due 04/25/2036		6,489	6,318
0.926% due 06/25/2047		10,569	10,310
0.936% due 06/25/2047		1,166	1,122
0.936% due 11/25/2047 ^		3,846	2,835
0.946% due 06/25/2047		6,313	6,116
0.976% due 06/25/2037		11,000	9,156
0.976% due 09/25/2037 ^		5,065	4,167
0.976% due 09/25/2047		48,948	43,495
0.986% due 10/25/2047		11,039	10,555
0.996% due 12/25/2031 ^		253	191
1.024% due 04/25/2036		4,500	4,005
1.034% due 03/25/2036		2,600	2,234
1.046% due 06/25/2036		11,692	11,301
1.046% due 08/25/2036		11,155	10,438
1.056% due 06/25/2036		7,542	7,383
1.066% due 09/25/2037 ^		7,200	3,583
1.096% due 12/25/2036 ^		828	425
1.156% due 08/25/2034		844	789
1.246% due 02/25/2036		3,400	3,018
1.316% due 12/25/2035		3,000	2,969
1.496% due 05/25/2032		20	19
1.526% due 11/25/2035		1,379	1,374
2.984% due 01/25/2034 ^		14,187	10,366
4.191% due 04/25/2036		1,967	1,971
4.902% due 10/25/2046 ^		12,636	11,848
5.253% due 10/25/2032 ^		9,300	8,156
Countrywide Asset-Backed Certificates Trust
0.744% due 09/25/2046		3,678	3,462
0.886% due 04/25/2046		8,699	7,017
0.896% due 02/25/2037		14,586	12,470
0.896% due 03/25/2037		6,264	5,738
0.916% due 03/25/2037		10,290	10,012
1.044% due 05/25/2036		30,800	27,258
1.074% due 02/25/2036		4,579	4,455
1.114% due 02/25/2036		4,800	4,294
1.206% due 04/25/2036		5,000	4,874
1.224% due 02/25/2036		9,944	8,108
1.336% due 11/25/2035		2,600	2,558
1.456% due 11/25/2035		2,000	1,761
1.496% due 12/25/2034		3,428	3,307
1.556% due 08/25/2047		32,823	31,591
1.559% due 07/25/2035		17,600	17,512
1.656% due 11/25/2034		788	773

1.934% due 04/25/2035		3,500	3,396
4.693% due 10/25/2035		1,447	1,491
4.740% due 10/25/2035		214	220
4.745% due 10/25/2046 ^		7,004	6,332
4.851% due 05/25/2035		2,646	2,708
4.971% due 08/25/2035		17,821	16,084
5.251% due 12/25/2034		2,100	2,089
Credit Suisse First Boston Mortgage Securities Corp.
1.456% due 07/25/2032		54	46
1.496% due 08/25/2032		2,042	1,851
2.406% due 05/25/2043		826	796
Credit-Based Asset Servicing and Securitization LLC
0.712% due 07/25/2037		468	290
0.816% due 11/25/2036		132	76
0.834% due 04/25/2037		1,279	958
0.906% due 11/25/2036		12,692	7,426
1.006% due 07/25/2036		10,000	7,502
1.326% due 07/25/2036		5,576	5,294
1.856% due 04/25/2032		183	177
3.948% due 03/25/2037 ^		6,776	3,795
4.863% due 05/25/2035		1,643	1,659
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,047	1,038
5.720% due 09/25/2036		1,873	1,181
6.172% due 06/25/2036 ^		2,742	1,450
Delta Funding Home Equity Loan Trust
1.524% due 09/15/2029		172	161
Dryden Senior Loan Fund
2.006% due 08/15/2025		28,550	28,488
2.054% due 01/15/2025		40,100	40,114
Eastland CLO Ltd.
1.116% due 05/01/2022		4,823	4,818
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	1,342	1,410
1.156% due 02/22/2027		$9,214	9,155
Educational Funding Co. LLC
1.132% due 10/25/2029		4,170	4,034
Educational Services of America, Inc.
1.732% due 07/25/2023		11,772	11,721
EFS Volunteer LLC
1.732% due 10/26/2026		3,132	3,136
EMC Mortgage Loan Trust
1.034% due 12/25/2042		967	935
1.034% due 05/25/2043		341	335
1.324% due 05/25/2040		26	24
EquiFirst Mortgage Loan Trust
1.506% due 01/25/2034		27	24
Equity One Mortgage Pass-Through Trust
1.316% due 11/25/2032		2,036	1,949
Exeter Automobile Receivables Trust
2.170% due 05/15/2019		22	22
FAB U.S. Ltd.
1.044% due 12/06/2045	GBP	16,475	17,765
Fieldstone Mortgage Investment Trust
0.744% due 11/25/2036		$12,703	7,462
0.946% due 05/25/2036		12,712	8,819
Finance America Mortgage Loan Trust
1.656% due 08/25/2034		592	545
Finn Square CLO Ltd.
2.207% due 12/24/2023		26,800	26,831
First Franklin Mortgage Loan Trust
0.916% due 04/25/2036		6,056	5,346
0.996% due 04/25/2036		7,400	4,951
0.996% due 08/25/2036		8,138	5,731
0.996% due 10/25/2036		7,330	5,362
1.006% due 06/25/2036		10,000	6,529
1.016% due 11/25/2036		1,032	1,027
1.206% due 11/25/2036		6,700	6,244
1.226% due 07/25/2035		736	723
1.246% due 07/25/2035		2,000	1,794
1.431% due 11/25/2035		12,496	9,641
1.956% due 01/25/2035		2,690	2,318
2.181% due 10/25/2034		2,181	1,912
First Investors Auto Owner Trust
1.490% due 01/15/2020		6	6
First NLC Trust
0.896% due 08/25/2037		3,872	2,203
0.984% due 05/25/2035		1,710	1,485
1.036% due 08/25/2037		2,192	1,274
Flagship Credit Auto Trust
1.210% due 04/15/2019		5	5
Flatiron CLO Ltd.
2.253% due 10/25/2024		27,500	27,503

Fremont Home Loan Trust
0.816% due 01/25/2037		39	21
0.856% due 08/25/2036		465	193
0.886% due 11/25/2036		51,887	22,847
0.906% due 01/25/2037		17,363	9,252
0.916% due 08/25/2036		9,524	3,993
0.926% due 02/25/2037		65,093	36,355
0.996% due 02/25/2037		24,719	14,050
1.006% due 05/25/2036		14,394	8,717
1.026% due 04/25/2036		3,100	1,824
1.246% due 07/25/2035		1,500	1,365
1.686% due 07/25/2034		816	793
1.821% due 06/25/2035		6,400	5,646
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036		8	4
GMAC Mortgage Corp. Home Equity Loan Trust
6.746% due 09/25/2037		54	55
7.000% due 09/25/2037		24	23
Greenpoint Manufactured Housing
7.270% due 06/15/2029		349	348
8.300% due 10/15/2026		1,220	1,344
GSAA Home Equity Trust
0.856% due 03/25/2037		883	478
0.876% due 04/25/2047		7,065	6,142
0.936% due 05/25/2036		20,909	10,120
0.986% due 03/25/2036		1,339	1,330
1.056% due 03/25/2037		3,790	2,490
1.206% due 08/25/2037		7,510	6,977
3.117% due 03/25/2036		11,155	7,386
4.732% due 06/25/2034 ^		7	7
GSAA Trust
0.876% due 05/25/2047		9,013	6,808
1.056% due 05/25/2047		536	428
1.126% due 06/25/2035		3,579	3,558
GSAMP Trust
0.846% due 01/25/2037		4,536	2,763
0.876% due 12/25/2036		8,081	4,405
0.916% due 05/25/2046		1,627	1,523
0.936% due 11/25/2035		531	176
0.996% due 06/25/2036		6,510	4,154
0.996% due 08/25/2036		2,929	2,411
1.026% due 04/25/2036		5,500	3,331
1.126% due 03/25/2047		9,000	5,497
1.276% due 01/25/2045		1,988	1,954
1.761% due 06/25/2035		1,518	1,502
1.806% due 06/25/2034		671	637
2.006% due 03/25/2034 ^		5,278	3,732
2.076% due 12/25/2034 ^		1,712	1,169
2.406% due 10/25/2034		898	848
Halcyon Structured Asset Management European CLO BV
0.052% due 01/25/2023	EUR	395	417
Harbourmaster CLO BV
0.681% due 05/08/2023	GBP	15,865	19,594
1.162% due 05/08/2023		$12,757	12,746
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		4,528	4,541
Home Equity Asset Trust
0.926% due 08/25/2036		875	872
1.356% due 11/25/2032		154	134
1.851% due 05/25/2035		3,300	2,985
Home Equity Loan Trust
0.986% due 04/25/2037		10,800	8,053
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036		133	53
4.957% due 12/25/2036		19,266	9,939
HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036		227	124
0.866% due 12/25/2036		687	289
0.896% due 01/25/2037		23,389	17,207
0.926% due 12/25/2036		6,259	2,634
1.146% due 11/25/2035		5,339	3,966
IMC Home Equity Loan Trust
5.180% due 07/25/2026		24	23
7.310% due 11/20/2028		22	22
7.520% due 08/20/2028		26	26
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.876% due 04/25/2037		1,712	1,159
0.896% due 11/25/2036		2,953	2,399
0.916% due 11/25/2036		8,185	6,111
0.966% due 04/25/2037		5,505	3,765
0.996% due 11/25/2036		35,326	24,112
1.444% due 10/25/2033		997	958
IXIS Real Estate Capital Trust
1.386% due 02/25/2036		9,828	9,012
1.436% due 02/25/2036		33	33
JPMorgan Mortgage Acquisition Corp.
0.946% due 05/25/2035		1,333	1,317

JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036		331	174
0.854% due 04/25/2036		7,800	7,021
0.866% due 08/25/2036		58	38
0.906% due 08/25/2036		346	336
0.916% due 01/25/2036		3,841	3,630
0.916% due 06/25/2036		6,293	5,985
0.916% due 07/25/2036 ^		8,120	3,344
0.946% due 03/25/2047		25,812	20,247
0.966% due 03/25/2037		10,000	9,605
0.996% due 08/25/2036		3,000	2,518
1.016% due 07/25/2036		8,800	6,766
1.016% due 03/25/2037		5,600	4,724
6.337% due 08/25/2036 ^		2,996	2,096
Jubilee CDO BV
0.023% due 07/30/2024	EUR	2,425	2,557
L.A. Arena Funding LLC
7.656% due 12/15/2026		$73	77
Lehman ABS Mortgage Loan Trust
0.846% due 06/25/2037		9,013	5,591
0.956% due 06/25/2037		4,865	3,073
Lehman XS Trust
0.926% due 10/25/2036		8,427	7,763
0.926% due 01/25/2037		7,234	6,479
5.420% due 11/25/2035 ^		563	566
Lockwood Grove CLO Ltd.
2.330% due 04/25/2025		47,800	47,856
Long Beach Mortgage Loan Trust
0.906% due 09/25/2036		16,536	10,990
0.911% due 08/25/2036		43,713	25,966
0.916% due 12/25/2036		37,292	23,035
1.016% due 08/25/2045		10,114	8,664
1.136% due 08/25/2045		3,911	3,684
1.316% due 10/25/2034		11	10
1.581% due 06/25/2035		692	688
1.806% due 06/25/2035		8,900	6,972
2.031% due 02/25/2035		4,500	3,893
Madison Park Funding Ltd.
1.545% due 04/22/2022		71,568	71,581
Massachusetts Educational Financing Authority
1.832% due 04/25/2038		2,811	2,783
MASTR Asset-Backed Securities Trust
0.806% due 01/25/2037		110	43
0.906% due 08/25/2036		6,380	3,302
0.986% due 02/25/2036		1,178	1,176
0.996% due 03/25/2036		10,213	6,283
0.996% due 10/25/2036		5,034	3,564
1.256% due 10/25/2035 ^		13,819	10,985
5.471% due 11/25/2035		1,049	993
5.719% due 02/25/2036		2,421	2,341
MASTR Specialized Loan Trust
1.506% due 11/25/2035		3,600	2,877
Merrill Lynch First Franklin Mortgage Loan Trust
0.926% due 04/25/2037		3,739	2,180
Merrill Lynch Mortgage Investors Trust
0.816% due 11/25/2037		2,194	1,138
0.826% due 04/25/2047		15,986	9,138
0.844% due 04/25/2037		3,984	2,305
0.866% due 08/25/2037		12,879	8,253
0.876% due 02/25/2037		1,249	589
0.906% due 08/25/2037		53,935	34,807
0.906% due 11/25/2037		15,627	8,274
0.926% due 07/25/2037		6,837	3,904
0.996% due 08/25/2037		2,697	1,768
1.016% due 03/25/2037		75,100	59,865
1.076% due 03/25/2037		15,424	9,809
1.206% due 02/25/2047		25,800	15,764
MESA Trust
1.556% due 12/25/2031		743	697
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		303	331
Mid-State Trust
7.340% due 07/01/2035		480	510
7.791% due 03/15/2038		2,260	2,447
Morgan Stanley ABS Capital, Inc. Trust
0.806% due 07/25/2036		299	133
0.816% due 12/25/2036		3,645	2,299
0.816% due 05/25/2037		2,550	1,648
0.826% due 10/25/2036		2,157	1,217
0.846% due 01/25/2037		7,808	4,393
0.856% due 11/25/2036		2,164	1,299
0.866% due 03/25/2037		8,827	4,650
0.886% due 10/25/2036		7,189	5,750
0.896% due 10/25/2036		43,136	24,569
0.896% due 11/25/2036		20,531	12,909
0.896% due 05/25/2037		7,023	4,954
0.906% due 06/25/2036		11,024	7,098
0.906% due 09/25/2036		20,612	10,266

0.906% due 10/25/2036		18,154	11,376
0.906% due 11/25/2036		23,940	14,458
0.906% due 12/25/2036		2,940	1,872
0.916% due 04/25/2036		614	613
0.916% due 09/25/2036		5,257	2,908
0.936% due 03/25/2037		34,010	18,070
0.956% due 02/25/2037		2,921	1,779
0.976% due 10/25/2036		3,253	1,873
0.986% due 09/25/2036		3,927	2,201
0.986% due 10/25/2036		2,172	1,377
0.986% due 11/25/2036		28,728	17,512
0.986% due 02/25/2037		13,509	6,020
1.006% due 08/25/2036		21,859	13,235
1.006% due 12/25/2036		12,752	8,208
1.006% due 05/25/2037		4,569	3,014
1.096% due 03/25/2037		4,387	2,377
1.116% due 02/25/2037		10,886	4,950
1.401% due 09/25/2035		3,000	2,780
1.491% due 07/25/2035		6,100	5,064
1.556% due 07/25/2037		615	615
1.701% due 06/25/2034		2,420	2,320
1.756% due 03/25/2033		1,248	1,195
1.776% due 08/25/2034		233	224
1.806% due 04/25/2035		4,200	3,112
Morgan Stanley Dean Witter Capital, Inc. Trust
2.031% due 09/25/2032		2,257	2,184
2.106% due 02/25/2033		1,368	1,322
Morgan Stanley Home Equity Loan Trust
0.856% due 12/25/2036		21,548	12,184
0.916% due 04/25/2036		8,206	5,987
0.986% due 04/25/2037		16,504	10,430
1.106% due 04/25/2037		10,129	6,503
Morgan Stanley IXIS Real Estate Capital Trust
0.806% due 11/25/2036		7	3
0.906% due 07/25/2036		11,803	6,302
0.986% due 07/25/2036		36,195	19,679
Morgan Stanley Mortgage Loan Trust
0.836% due 11/25/2036		4,659	2,046
0.876% due 04/25/2037		7,787	3,732
0.986% due 02/25/2037		814	425
1.116% due 04/25/2037		3,773	1,861
2.543% due 11/25/2036 ^		2,295	1,099
5.577% due 10/25/2046 ^		3,487	1,726
5.726% due 10/25/2036 ^		1,666	867
5.750% due 04/25/2037 ^		1,019	743
6.000% due 07/25/2047 ^		927	744
National Collegiate Student Loan Trust
1.016% due 02/26/2029		4,854	4,710
1.026% due 03/26/2029		22,976	22,009
Nationstar Home Equity Loan Trust
0.936% due 04/25/2037		899	896
Navient Private Education Loan Trust
2.204% due 01/16/2035		28,331	28,556
Neptuno CLO BV
0.010% due 05/24/2023	EUR	2,209	2,325
New Century Home Equity Loan Trust
1.431% due 03/25/2035		$3,500	3,314
1.641% due 05/25/2034		1,828	1,708
3.756% due 01/25/2033 ^		4,295	3,750
NewMark Capital Funding CLO Ltd.
2.438% due 06/30/2026		5,250	5,242
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.086% due 10/25/2036 ^		27,114	9,313
1.156% due 02/25/2037 ^		2,547	913
1.246% due 05/25/2035		3,821	3,667
6.032% due 10/25/2036 ^		3,506	1,623
NovaStar Mortgage Funding Trust
0.856% due 01/25/2037		4,948	2,170
0.906% due 06/25/2036		3,382	2,279
0.906% due 09/25/2036		20,854	11,760
0.906% due 03/25/2037		5,481	2,824
0.926% due 11/25/2036		12,115	5,994
0.936% due 03/25/2037		4,538	2,348
0.966% due 01/25/2037		22,258	9,909
1.006% due 10/25/2036		6,872	4,023
1.111% due 12/25/2033		690	667
1.581% due 06/25/2034		100	95
2.631% due 03/25/2035		9,200	8,416
OneMain Financial Issuance Trust
2.430% due 06/18/2024		14,926	14,928
2.470% due 09/18/2024		61	61
Option One Mortgage Loan Trust
0.896% due 01/25/2037		32,975	19,227
0.926% due 05/25/2037		5,750	3,465
0.936% due 04/25/2037		10,032	6,295
0.976% due 01/25/2037		12,399	7,302

0.996% due 04/25/2037		4,176	2,589
1.006% due 03/25/2037		1,909	1,009
1.006% due 07/25/2037		4,310	2,800
1.086% due 04/25/2037		3,240	2,072
1.116% due 01/25/2036		6,600	4,560
1.266% due 08/25/2035		4,500	3,606
Option One Mortgage Loan Trust Asset-Backed Certificates
1.216% due 11/25/2035		15,300	12,463
1.611% due 10/25/2032		3,668	3,533
Ownit Mortgage Loan Trust
1.356% due 10/25/2036 ^		4,787	4,113
Palmer Square CLO Ltd.
2.280% due 10/17/2025		3,600	3,594
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		16,467	16,310
Panther CDO BV
0.067% due 03/20/2084	EUR	16,141	16,955
0.082% due 10/15/2084		6,541	6,839
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.556% due 12/25/2034		$7,369	6,614
Penta CLO S.A.
0.001% due 06/04/2024	EUR	2,583	2,713
People’s Choice Home Loan Securities Trust
1.304% due 05/25/2035 ^		$3,100	3,016
1.529% due 05/25/2035 ^		7,000	5,534
1.934% due 01/25/2035		6,500	5,845
People’s Financial Realty Mortgage Securities Trust
0.896% due 09/25/2036		23,091	9,751
Popular ABS Mortgage Pass-Through Trust
0.966% due 01/25/2037		7,000	5,976
1.386% due 06/25/2035		3,676	3,196
5.700% due 12/25/2034		9,967	7,749
Primus CLO Ltd.
1.113% due 07/15/2021		38,839	38,807
RAAC Trust
0.854% due 05/25/2036		1,402	1,352
0.934% due 11/25/2046		14,348	12,459
1.056% due 06/25/2044		3,759	3,138
1.096% due 02/25/2036		3,850	3,577
1.156% due 06/25/2047		3,201	3,071
2.256% due 09/25/2047		10,900	9,191
Renaissance Home Equity Loan Trust
1.116% due 11/25/2034		349	310
1.456% due 08/25/2032		104	93
1.464% due 08/25/2033		68	63
5.473% due 01/25/2037		9,355	5,170
5.565% due 02/25/2036		5	5
5.893% due 06/25/2037 ^		8,139	3,971
5.906% due 06/25/2037		9,119	4,459
Residential Asset Mortgage Products Trust
0.804% due 10/25/2034		1,324	1,257
0.986% due 01/25/2036		1,301	1,295
1.046% due 02/25/2036		4,650	4,343
1.056% due 05/25/2036 ^		4,612	3,729
1.116% due 08/25/2046		20,960	12,674
2.676% due 11/25/2034		6,880	6,088
3.134% due 12/25/2034		2,000	1,964
5.072% due 04/25/2034		196	201
Residential Asset Securities Corp. Trust
0.886% due 11/25/2036		14,195	11,792
0.906% due 08/25/2036		1,591	1,491
0.906% due 09/25/2036		235	235
0.916% due 06/25/2036		978	954
0.926% due 11/25/2036		5,636	5,000
0.936% due 04/25/2036		2,527	2,509
0.956% due 02/25/2036		59	59
0.996% due 10/25/2036		3,000	2,405
1.026% due 07/25/2036		12,000	7,568
1.026% due 05/25/2037		3,649	3,404
1.036% due 04/25/2036		4,200	3,791
1.046% due 03/25/2036		951	947
1.166% due 01/25/2036		3,160	2,917
1.196% due 11/25/2035		6,840	6,585
1.256% due 07/25/2032 ^		3	3
1.336% due 06/25/2033		1,540	1,352
1.346% due 09/25/2035		5,000	4,595
1.409% due 07/25/2034		1,329	1,223
1.851% due 03/25/2035		2,803	2,363
Residential Mortgage Loan Trust
2.256% due 09/25/2029		8	8
SACO, Inc.
1.176% due 03/25/2036 ^		50	89
1.256% due 12/25/2035		37	35
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	96

Saratoga Investment Corp. CLO Ltd.
2.267% due 10/20/2025		19,400	19,409
SASCO Mortgage Loan Trust
3.134% due 12/25/2034		838	756
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^		291	98
0.886% due 05/25/2037 ^		866	672
0.916% due 07/25/2036		3,257	1,623
0.996% due 07/25/2036		4,187	2,119
1.006% due 03/25/2036		13,688	8,335
1.006% due 05/25/2036		15,107	9,206
1.026% due 03/25/2036		23,186	18,381
1.716% due 01/25/2036 ^		6,845	4,492
SG Mortgage Securities Trust
0.906% due 10/25/2036		20,988	16,102
Shackleton CLO Ltd.
2.064% due 10/20/2023		22,300	22,327
SLC Student Loan Trust
1.863% due 06/15/2021		4,300	4,188
SLM Private Credit Student Loan Trust
1.203% due 12/16/2041		12,000	10,520
SLM Private Education Loan Trust
2.954% due 06/16/2042		18,000	18,748
3.450% due 05/16/2044		2,092	2,140
3.954% due 05/16/2044		23,167	24,068
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	9,761	10,010
0.035% due 12/15/2023		145	149
1.212% due 01/25/2022		$11,218	10,806
1.382% due 10/25/2017		372	372
1.532% due 04/25/2019		392	392
1.782% due 07/25/2023		700	689
2.163% due 12/15/2033		19,431	18,879
2.382% due 04/25/2023		42,120	42,215
2.582% due 07/25/2023		2,685	2,702
SMART ABS Trust
1.180% due 02/14/2019		43	42
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		21,350	21,302
SoFi Professional Loan Program LLC
1.954% due 02/25/2040		10,460	10,426
3.020% due 02/25/2040		13,300	13,294
Soundview Home Loan Trust
0.836% due 06/25/2037		13,335	8,979
0.866% due 01/25/2037		5,258	3,810
0.896% due 12/25/2036		12	12
0.916% due 11/25/2036		8,703	8,079
0.916% due 01/25/2037		5,020	3,659
0.936% due 02/25/2037		10,053	3,944
0.936% due 08/25/2037		4,000	3,548
0.966% due 06/25/2037		23,207	15,876
0.996% due 07/25/2036		15,300	10,442
1.006% due 08/25/2037		3,828	2,805
1.016% due 02/25/2037		12,972	5,170
1.036% due 05/25/2036		5,000	4,394
1.056% due 01/25/2037		39,975	26,933
1.581% due 06/25/2035		4,037	3,751
South Carolina Student Loan Corp.
1.681% due 03/02/2020		260	261
1.931% due 09/03/2024		600	595
Specialty Underwriting & Residential Finance Trust
0.856% due 11/25/2037		652	408
1.056% due 12/25/2036		7,065	6,034
1.106% due 09/25/2036		893	894
1.106% due 03/25/2037		4,730	2,546
1.506% due 06/25/2036		1,382	1,342
1.656% due 06/25/2036		18,300	14,185
1.731% due 12/25/2035		4,387	3,990
3.895% due 02/25/2037 ^		7,923	4,280
3.895% due 02/25/2037		37,116	20,060
SpringCastle America Funding LLC
3.050% due 04/25/2029		99,023	99,642
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		20,043	19,975
Stone Tower CLO Ltd.
1.110% due 04/17/2021		8	8
Structured Asset Investment Loan Trust
0.906% due 06/25/2036		2,497	2,222
0.929% due 07/25/2036		18,813	11,922
1.056% due 01/25/2036		6,526	5,587
1.456% due 04/25/2033		1,640	1,604
1.656% due 05/25/2035		9,400	8,171
1.686% due 09/25/2034		516	468
1.731% due 01/25/2035		10,188	7,650
1.756% due 09/25/2034		381	371
1.881% due 01/25/2035		3,957	981

1.956% due 12/25/2034		8,795	8,428
2.136% due 04/25/2033		146	124
2.331% due 01/25/2035		4,313	556
2.481% due 01/25/2035 ^		5,496	180
Structured Asset Securities Corp.
5.275% due 10/25/2034		1,142	1,180
Structured Asset Securities Corp. Mortgage Loan Trust
0.916% due 03/25/2036		85	83
0.936% due 01/25/2037		3,607	1,835
1.006% due 09/25/2036		4,500	3,857
1.026% due 04/25/2036		12,913	9,743
1.056% due 06/25/2035		2,246	1,997
1.126% due 04/25/2036		6,436	5,824
1.136% due 10/25/2036		18,467	13,771
1.206% due 05/25/2037		3,486	2,918
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		42	42
SVO Mortgage LLC
2.000% due 09/20/2029		28	27
Symphony CLO Ltd.
1.146% due 05/15/2019		113	113
Telos CLO Ltd.
2.530% due 04/17/2025		30,284	30,332
TICC CLO LLC
1.750% due 08/25/2023		1,261	1,264
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		32	32
Tralee CLO Ltd.
1.803% due 07/20/2026		22,000	21,970
Trapeza CDO Ltd.
1.154% due 04/06/2042		3,100	2,310
1.292% due 01/25/2035		22,026	17,180
Triaxx Prime CDO Ltd.
0.794% due 10/02/2039		92,395	69,546
Tropic CDO Ltd.
1.200% due 07/15/2036		27,369	19,432
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		7,886	7,872
3.598% due 10/27/2036		17,310	17,291
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,476
Venture CLO Ltd.
2.080% due 07/20/2022		39,900	39,918
VOLT LLC
3.625% due 10/25/2057		7,969	7,990
Wachovia Loan Trust
1.116% due 05/25/2035		651	642
WaMu Asset-Backed Certificates Trust
1.006% due 04/25/2037		14,638	6,828
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036		2,032	934
WhiteHorse Ltd.
2.078% due 02/03/2025		29,700	29,698
Wood Street CLO BV
0.008% due 08/27/2022	EUR	8,611	9,070
0.781% due 09/14/2023	GBP	6,116	7,545

Total Asset-Backed Securities (Cost $4,039,654)			4,268,244

SOVEREIGN ISSUES 9.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	48,611
4.900% due 09/15/2021		20,800	23,769
4.950% due 02/11/2020 (k)		8,650	9,756
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		43,000	46,301
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (e)	BRL	7,903,546	2,354,160
0.000% due 07/01/2017 (e)		4,467,000	1,294,902
0.000% due 10/01/2017 (e)		3,572,165	1,008,848
0.000% due 01/01/2018 (e)		3,632,700	1,001,616
0.000% due 04/01/2018 (e)		1,937,200	521,300
Export-Import Bank of Korea
2.625% due 12/30/2020		$31,700	31,720
New South Wales Treasury Corp.
2.750% due 11/20/2025 (g)	AUD	1,252	1,035
6.000% due 03/01/2022		165	139
Poland Government International Bond
4.000% due 01/22/2024		$15	15
Province of British Columbia
1.200% due 04/25/2017		45	45
Province of Ontario
1.650% due 09/27/2019 (k)		85,700	85,212
4.000% due 10/07/2019		23,855	25,202
4.400% due 04/14/2020		18,900	20,364

Province of Quebec
2.750% due 08/25/2021 (k)		81,800	83,344
3.500% due 07/29/2020 (k)		11,900	12,540
3.500% due 12/01/2022	CAD	68,053	55,113
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	357
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	7,810,000	65,492
4.500% due 07/03/2017		5,920,000	50,209
Slovenia Government International Bond
5.500% due 10/26/2022		$54,700	60,565

Total Sovereign Issues (Cost $6,699,250)			6,800,615

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)		775,108	42

Total Common Stocks (Cost $5,528)			42

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.257% due 10/30/2040		38,500	994
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,076
Navient Corp.
3.464% due 03/15/2017		4,700	118

Total Preferred Securities (Cost $5,261)			5,188

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
6.250% due 07/15/2033 (c)		9,188,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 4.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$111,600	111,691
Barclays Bank PLC
1.696% due 12/06/2017		35,700	35,729
1.745% due 11/06/2017		117,700	117,810
1.751% due 09/08/2017		100,000	100,158
Credit Suisse AG
1.753% due 09/12/2017		487,100	487,777
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		81,700	81,852
Mizuho Bank Ltd.
1.653% due 12/12/2017		97,700	97,745
Natixis NY
1.688% due 10/02/2017		390,400	391,169
Natixis S.A.
1.688% due 09/25/2017		336,200	337,355
Norinchukin Bank
1.589% due 10/10/2017		60,900	61,045
1.589% due 10/11/2017		195,000	195,461
1.589% due 10/12/2017		153,300	153,660
Sumitomo Mitsui Banking Corp.
1.254% due 05/02/2017		315,300	315,511
1.663% due 09/15/2017		124,200	124,409
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		73,200	73,323
1.723% due 09/18/2017		388,100	388,853

			3,073,548

COMMERCIAL PAPER 0.9%
Autonation, Inc.
1.350% due 01/04/2017		16,000	15,998
Credit Suisse NY
1.470% due 07/03/2017		148,600	147,471
Energy Transfer Partners LP
1.600% due 01/12/2017		21,700	21,692
Engie
1.590% due 10/04/2017		23,300	23,043
Ford Motor Credit Co.
1.650% due 10/05/2017		33,600	33,115
1.650% due 11/02/2017		41,000	40,338
Harris Corp.
1.300% due 01/06/2017		27,600	27,595
Mondelez International, Inc.
1.060% due 01/24/2017		13,000	12,992
Natixis NY
1.400% due 07/03/2017		32,200	31,987
Plains All American Pipeline
1.580% due 02/01/2017		50,000	49,956
Schlumberger Holdings
1.016% due 01/19/2017		6,500	6,497
1.016% due 01/23/2017		24,600	24,586
Standard Chartered Bank
1.430% due 07/03/2017		154,800	153,726
Viacom, Inc.
1.520% due 02/02/2017		27,700	27,675
Volvo Group Treasury N.A.
1.050% due 01/12/2017		29,200	29,192

			645,863

REPURCHASE AGREEMENTS (j) 0.1%			61,766

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$27,700	27,696

JAPAN TREASURY BILLS 7.1%
(0.341)% due 01/10/2017 - 04/06/2017 (d)(e)	JPY	622,720,000	5,330,903

MEXICO TREASURY BILLS 0.0%
5.789% due 02/02/2017 (e)(f)	MXN	163,200	7,830

U.S. TREASURY BILLS 1.6%
0.454% due 01/12/2017 - 03/16/2017 (d)(e)(m)(o)		$1,218,708	1,218,138

Total Short-Term Instruments (Cost $10,604,688)			10,365,744

Total Investments in Securities (Cost $112,787,117)			113,143,079

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III		319,568,335	3,158,933

Total Short-Term Instruments (Cost $3,158,969)			3,158,933

Total Investments in Affiliates (Cost $3,158,969)			3,158,933

Total Investments 154.7% (Cost $115,946,086)			$116,302,012
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $(284,172))			54,993
Other Assets and Liabilities, net (54.8)%			(41,183,312)

Net Assets 100.0%			$75,173,693

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$273,999	0.36%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	01/16/2015 - 09/21/2015	3,635	2,493	0.00
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	09/09/2015 - 09/22/2015	5,968	3,655	0.01
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	14,994	0.02

				$298,903	$295,141	0.39%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$11,800	U.S. Treasury Bonds 2.500% due 02/15/2046	$(12,149)	$11,800	$11,801
SSB	0.010	12/30/2016	01/03/2017	49,966	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(50,968)	49,966	49,966

Total Repurchase Agreements						$(63,117)	$61,766	$61,767

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	0.870%	11/02/2016	01/30/2017			$(278,750)	$(279,168)
	0.870	11/07/2016	01/09/2017			(12,147)	(12,164)
	0.870	11/17/2016	01/09/2017			(45,684)	(45,736)
	0.890	11/21/2016	02/21/2017			(30,112)	(30,144)
	0.890	11/22/2016	01/31/2017			(200,250)	(200,458)
	0.900	12/01/2016	01/20/2017			(124,531)	(124,634)
BOS	0.750	12/29/2016	01/05/2017			(45,727)	(45,732)
	0.820	01/03/2017	04/03/2017			(127,500)	(127,500)
	1.030	11/04/2016	01/17/2017			(99,304)	(99,474)
	1.030	12/13/2016	01/17/2017			(25,843)	(25,858)
	1.150	12/09/2016	01/03/2017			(2,820)	(2,822)
BPS	1.270	10/31/2016	01/23/2017			(30,872)	(30,942)
	1.270	11/01/2016	01/23/2017			(9,832)	(9,854)
	1.280	12/08/2016	01/09/2017			(106,643)	(106,741)
BSN	0.810	11/17/2016	01/03/2017			(4,629)	(4,634)
	0.820	12/08/2016	01/04/2017			(110,375)	(110,440)
	0.820	12/27/2016	01/30/2017			(33,618)	(33,623)
CFR	(1.500)	11/02/2016	11/02/2017		EUR	(1,650)	(1,732)
	(1.500)	11/03/2016	11/03/2017			(1,500)	(1,575)
	(1.250)	09/22/2016	TBD	(4)		(4,802)	(5,036)
DBL	(0.850)	08/25/2016	TBD	(4)		(5,472)	(5,742)
GRE	0.930	12/27/2016	03/08/2017			$(1,285)	(1,286)
IND	0.850	12/21/2016	02/03/2017			(105,375)	(105,407)
JPS	0.930	10/13/2016	01/13/2017			(384,892)	(385,707)
	2.000	12/30/2016	01/03/2017			(11,812)	(11,810)
MSC	0.850	12/19/2016	04/12/2017			(88,900)	(88,931)
NOM	0.850	10/13/2016	01/18/2017			(494,320)	(495,277)
	0.850	11/14/2016	01/18/2017			(42,126)	(42,176)
	0.850	11/21/2016	01/18/2017			(67,291)	(67,359)
	0.850	12/13/2016	01/18/2017			(153,464)	(153,540)
NXN	0.710	10/12/2016	01/12/2017			(146,471)	(146,711)
	0.720	10/13/2016	01/13/2017			(565,625)	(566,553)
	0.790	10/24/2016	01/24/2017			(544,800)	(545,649)
	0.790	10/25/2016	01/25/2017			(129,611)	(129,810)
	0.790	12/14/2016	01/23/2017			(174,800)	(174,877)
	0.830	11/08/2016	02/06/2017			(388,963)	(389,465)
RDR	0.830	12/09/2016	01/20/2017			(56,400)	(56,432)
	0.830	12/15/2016	01/20/2017			(99,575)	(99,619)
	0.900	11/23/2016	01/04/2017			(70,000)	(70,072)
	0.930	11/07/2016	01/09/2017			(25,719)	(25,757)
	0.950	11/14/2016	01/17/2017			(3,759)	(3,764)
SCX	0.790	12/27/2016	02/13/2017			(19,775)	(19,778)
	1.350	12/28/2016	01/06/2017			(7,611)	(7,613)
UBS	1.080	11/15/2016	01/17/2017			(371,641)	(372,187)

Total Reverse Repurchase Agreements							$(5,263,789)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(5,033,144) at a weighted average interest rate of 0.728%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(4)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2032	$37,000	$(38,081)	$(38,087)

Total Short Sales				$(38,081)	$(38,087)

(k)	Securities with an aggregate market value of $5,293,849 and cash of $40,600 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note April Futures	$90.000	03/24/2017	3,383	$29	$14
Put - CBOT U.S. Treasury 5-Year Note April Futures	92.000	03/24/2017	4,458	38	18
Put - CBOT U.S. Treasury 5-Year Note April Futures	93.000	03/24/2017	5,065	43	20
Put - CBOT U.S. Treasury 5-Year Note April Futures	93.500	03/24/2017	2,418	21	10
Put - CBOT U.S. Treasury 5-Year Note April Futures	94.000	03/24/2017	173,521	1,487	694
Put - CBOT U.S. Treasury 5-Year Note April Futures	96.000	03/24/2017	4,474	38	18
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	10,309	88	41
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.500	03/24/2017	1,000	9	8
Put - CBOT U.S. Treasury 5-Year Note April Futures	104.000	03/24/2017	447	4	7
Put - CBOT U.S. Treasury 5-Year Note March Futures	103.000	02/24/2017	700	6	3
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.500	02/24/2017	23,296	199	585
Put - CBOT U.S. Treasury 10-Year Note April Futures	91.000	03/24/2017	500	4	3
Put - CBOT U.S. Treasury 10-Year Note April Futures	91.500	03/24/2017	8,100	69	57
Put - CBOT U.S. Treasury 10-Year Note April Futures	92.000	03/24/2017	38,733	332	271
Put - CBOT U.S. Treasury 10-Year Note April Futures	93.000	03/24/2017	11,018	95	77
Put - CBOT U.S. Treasury 10-Year Note April Futures	94.000	03/24/2017	10,215	88	71
Put - CBOT U.S. Treasury 10-Year Note April Futures	100.000	03/24/2017	4,255	37	30
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	37,180	319	260
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	16,578	142	116
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	2,960	25	21
Put - CBOT U.S. Treasury 10-Year Note April Futures	104.000	03/24/2017	17,445	150	122

				$3,223	$2,446

Total Purchased Options				$3,223	$2,446

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	16,520	$(573)	$0	$(435)
3-Month Euribor June Futures	Short	06/2017	5,000	(210)	0	(197)
3-Month Euribor June Futures	Short	06/2018	4,168	(278)	0	(55)
3-Month Euribor March Futures	Short	03/2018	18,519	(269)	0	(244)
90-Day Eurodollar December Futures	Short	12/2017	12,153	15,325	0	(304)
90-Day Eurodollar June Futures	Short	06/2017	5,532	(8,841)	0	(138)
90-Day Eurodollar March Futures	Short	03/2017	37,386	(19,542)	0	(467)
90-Day Eurodollar September Futures	Short	09/2017	17,892	10,511	0	(447)
Canada Government 10-Year Bond March Futures	Short	03/2017	8,238	9,431	0	(736)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	1,419	(2,187)	433	(687)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	33,677	79,535	19,498	(15,953)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	35,636	(63,023)	16,881	(17,631)
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	24,275	(22)	0	0
Put Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	707	(1)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	500	(1)	0	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	1,700	(2)	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	229,150	(104,209)	37,594	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	152,929	(97,983)	52,569	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	6,962	(11,130)	0	(5,222)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	2,160	(2,883)	2,093	0
United Kingdom Long Gilt March Futures	Short	03/2017	11,220	(32,916)	553	(11,477)

Total Futures Contracts				$(229,268)	$129,621	$(53,993)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	09/20/2021	0.798%		$20,000	$190	$19	$0	$(5)
Berkshire Hathaway, Inc.	1.000	12/20/2023	1.163		47,000	(465)	44	0	(5)
Berkshire Hathaway, Inc.	1.000	03/20/2024	1.185		15,000	(174)	30	0	(7)
Berkshire Hathaway, Inc.	1.000	06/20/2024	1.205		90,000	(1,200)	160	0	(72)
Devon Energy Corp.	1.000	12/20/2020	1.085		26,200	(75)	389	3	0
Exelon Generation Co. LLC	1.000	12/20/2020	1.456		11,500	(193)	(17)	5	0
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.481		1,400	(17)	(6)	1	0
Kinder Morgan Energy Partners LP	1.000	03/20/2020	0.683		2,200	(23)	(13)	1	0
Kinder Morgan, Inc.	1.000	12/20/2020	1.039		95,000	(105)	879	0	0
Kinder Morgan, Inc.	1.000	06/20/2021	1.193		12,300	(96)	127	0	(7)
Kinder Morgan, Inc.	1.000	12/20/2021	1.316		1,700	(24)	30	0	0
MetLife, Inc.	1.000	06/20/2021	0.822		25,200	201	115	0	(14)
MetLife, Inc.	1.000	12/20/2021	0.930		72,300	267	901	0	(1)
Prudential Financial, Inc.	1.000	06/20/2019	0.376		36,100	564	83	0	(15)
Tesco PLC	1.000	12/20/2020	1.568	EUR	101,700	(2,329)	675	20	0
Tesco PLC	1.000	06/20/2021	1.792		34,400	(1,233)	259	0	(31)
Volkswagen International Finance NV	1.000	03/20/2017	0.269		30,900	66	18	1	0
Volkswagen International Finance NV	1.000	06/20/2017	0.247		204,200	857	547	18	0
Volkswagen International Finance NV	1.000	12/20/2017	0.289		238,900	1,859	241	33	0
Volkswagen International Finance NV	1.000	06/20/2021	0.961		23,800	53	142	0	(9)
Volkswagen International Finance NV	1.000	12/20/2021	1.056		29,200	(72)	156	4	0

						$(1,949)	$4,779	$86	$(166)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$25,200	$429	$206	$4	$0
CDX.IG-27 5-Year Index	1.000	12/20/2021	26,300	408	119	8	0

				$837	$325	$12	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	62,000	$(1,868)	$(511)	$0	$(122)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		57,500	5,599	6,291	0	(459)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		$14,900	62	(402)	15	0
Pay	3-Month USD-LIBOR	2.000	06/15/2021		14,900	(62)	551	0	(15)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,107,100	(77,205)	(131,219)	0	(12,195)
Receive *	3-Month USD-LIBOR	1.250	06/21/2019		3,850,000	34,212	43,912	0	(767)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		894,600	(8,826)	(5,074)	0	(342)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,444,600	(9,673)	(15,555)	0	(949)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		2,920,200	(13,626)	74,113	0	(2,405)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021		2,854,100	49,459	54,597	0	(2,161)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		3,132,100	69,660	74,465	0	(3,493)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(41,209)	(50,943)	0	(5,509)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		317,800	1,367	2,700	0	(1,008)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		1,153,400	60,983	89,774	0	(3,837)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		20,000	1,672	(80)	0	(69)
Receive	3-Month USD-LIBOR	2.250	12/21/2036		1,734,800	97,773	24,785	0	(10,344)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		6,102,602	(164,152)	(446,434)	0	(51,940)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		271,900	4,632	9,904	0	(2,419)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		843,200	20,388	6,219	0	(3,343)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		639,000	38,175	16,952	0	(4,681)
Receive *	6-Month GBP-LIBOR	1.000	03/15/2027		175,300	5,269	5,269	0	(1,302)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		212,300	(4,646)	(15,338)	0	(3,579)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		50,000	(4,967)	(3,196)	0	(880)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		186,110,000	(17,739)	(4,323)	0	(3,895)

						$45,278	$(263,543)	$15	$(115,714)

Total Swap Agreements						$44,166	$(258,439)	$113	$(115,880)

*	This instrument has a forward starting effective date.

(m)	Securities with an aggregate market value of $2,187,909 and cash of $65,601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	374,388		$269,484	$0	$(677)
	01/2017	KRW	20,590,272		17,561	506	0
	01/2017		$176,687	AUD	245,000	269	(162)
	01/2017		7,943	EUR	7,388	0	(165)
	01/2017		15,685	KRW	18,414,190	0	(432)
	01/2017		48,368	MYR	216,205	0	(187)
	02/2017		269,318	AUD	374,388	664	0
	03/2017	TWD	10,932,915		$342,349	4,997	0
BOA	01/2017	BRL	350,568		104,207	0	(3,504)
	01/2017	CHF	333,089		325,480	0	(1,663)
	01/2017	DKK	304,499		46,812	3,697	0
	01/2017	JPY	25,690,000		254,651	34,748	0
	01/2017	KRW	43,592,377		37,179	1,070	0
	01/2017	SGD	1,057,128		746,531	16,622	0
	01/2017	TWD	15,270,015		475,708	3,227	(513)
	01/2017		$103,522	BRL	350,568	4,189	0
	01/2017		821,882	EUR	790,271	10,121	0
	01/2017		167,667	KRW	197,126,092	0	(4,383)
	01/2017		28,162	MYR	122,927	0	(768)
	01/2017		438,834	SGD	624,423	0	(7,692)
	01/2017		138,917	TWD	4,417,977	0	(1,836)
	02/2017	EUR	790,271		$823,028	0	(10,082)
	02/2017	MXN	2,367,019		123,359	9,800	0
	02/2017	TWD	25,856		800	3	0
	02/2017		$326,017	CHF	333,089	1,747	0
	02/2017		153,213	MXN	2,944,520	0	(11,948)
	02/2017		161,777	RUB	10,032,598	0	(132)
	03/2017	JPY	31,510,000		$280,788	10,396	0
	03/2017	SGD	248,045		171,581	360	0
	03/2017	TWD	4,415,199		138,917	2,625	0
	04/2017	DKK	2,073,685		315,911	20,813	0
	05/2017		$10,039	IDR	140,295,025	129	0
	07/2017	DKK	306,000		$46,940	3,174	0
BPS	01/2017	BRL	1,691,340		443,523	0	(76,138)
	01/2017	KRW	29,545,943		25,212	738	0
	01/2017		$508,172	BRL	1,691,340	11,489	0
	01/2017		322,538	EUR	303,793	0	(2,703)
	01/2017		268,190	GBP	215,306	0	(2,826)
	01/2017		5,111	JPY	590,600	0	(57)
	02/2017	GBP	281,844		$351,677	3,968	0
	02/2017	JPY	15,220,000		140,338	9,770	0
	02/2017		$719,810	MXN	14,390,150	4,027	(33,462)
	03/2017	KRW	23,880,300		$20,000	224	0
	03/2017	TWD	6,995,163		222,186	6,256	0
	04/2017	BRL	917,985		257,251	0	(17,920)
	04/2017	JPY	17,540,000		149,959	0	(820)
	07/2017	BRL	2,374,100		650,917	0	(44,627)
	10/2017		55,900		15,354	0	(685)
	01/2018		14,508		4,243	149	0
	04/2018		677,200		179,368	0	(8,431)
BRC	01/2017	GBP	466,003		581,764	7,418	0
	01/2017		$116,881	KRW	137,433,062	0	(3,042)
	02/2017	JPY	3,520,000		$32,466	2,269	0
	02/2017	MXN	169,544		8,261	127	0
	02/2017		$280,121	MXN	5,832,960	0	(282)
	03/2017	JPY	7,930,000		$67,659	0	(471)
	07/2017	DKK	692,486		105,636	6,594	0
CBK	01/2017	BRL	1,501,221		451,821	0	(9,426)
	01/2017	CHF	16,668		16,487	116	0
	01/2017	DKK	260,240		37,783	935	0
	01/2017	EUR	21,784		23,229	295	0
	01/2017	GBP	64,479		81,354	1,884	0
	01/2017	JPY	18,220,000		180,583	24,622	0
	01/2017	KRW	437,245,769		383,860	21,680	0
	01/2017		$221,605	AUD	297,360	0	(7,028)
	01/2017		460,624	BRL	1,501,221	623	0
	01/2017		8,092	CAD	10,764	0	(75)
	01/2017		9,270	EUR	8,764	9	(53)
	01/2017		374,337	KRW	433,041,706	46	(15,686)
	02/2017	AUD	599,311		$461,876	29,820	0
	02/2017	JPY	105,400,000		973,489	69,470	0
	02/2017	MXN	2,317,416		112,664	1,485	0
	02/2017		$133,082	MXN	2,775,825	89	0
	02/2017		37,434	RUB	2,401,901	1,265	0
	03/2017	JPY	215,870,000		$1,910,000	57,849	(830)
	03/2017	KRW	91,022,770		75,344	0	(35)
	03/2017	TWD	2,062,939		65,048	1,376	0
DUB	01/2017	BRL	2,742,865		776,884	0	(65,856)
	01/2017	KRW	496,244,468		432,233	21,183	0
	01/2017	SGD	151,619		105,004	316	0
	01/2017		$793,855	BRL	2,742,865	48,885	0
	01/2017		114,039	SGD	161,521	0	(2,515)
	02/2017	ILS	25,579		$6,723	78	0
	02/2017	MXN	3,266,462		158,531	1,821	0
	03/2017	TWD	544,991		17,252	429	0
	04/2017		$208,823	BRL	710,000	4,003	0
	07/2017	BRL	710,000		$204,140	0	(3,870)
	10/2017		158,865		43,919	0	(1,663)
	01/2018		2,282,400		604,606	0	(39,463)
FBF	01/2017		242,469		72,026	0	(2,472)
	01/2017	KRW	213,655,515		183,819	6,844	0
	01/2017	SGD	214,699		148,211	0	(30)
	01/2017		$74,398	BRL	242,469	101	0
	01/2017		254,940	CHF	256,131	0	(3,382)
	02/2017	KRW	36,264,000		$30,000	0	(35)
	02/2017	MXN	2,905,389		141,286	1,898	0
	02/2017		$378,897	MXN	7,243,566	0	(31,383)
	03/2017	TWD	5,241,872		$166,131	4,320	0
GLM	01/2017	BRL	407,799		121,639	0	(3,656)
	01/2017	CAD	45,584		33,891	0	(61)
	01/2017	DKK	280,915		42,013	2,238	0
	01/2017	EUR	1,159,124		1,236,524	16,189	0
	01/2017	GBP	329,812		416,275	9,783	0
	01/2017	KRW	6,068,837		5,234	207	0
	01/2017	PHP	257,099		5,289	118	0
	01/2017	SGD	233,969		161,810	263	0
	01/2017		$123,134	BRL	407,799	2,162	0
	01/2017		4,086	CAD	5,360	0	(93)
	01/2017		3,543	EUR	3,284	0	(86)
	01/2017		291,996	GBP	234,322	0	(3,195)
	01/2017		148,045	JPY	16,841,600	0	(3,933)
	01/2017		210,783	KRW	241,394,021	0	(10,831)
	02/2017	MXN	12,253,976		$598,958	11,242	(175)
	02/2017	NZD	400,765		291,043	12,991	0
	02/2017	RUB	18,169,368		280,177	0	(12,567)
	02/2017		$391,810	MXN	8,113,214	0	(2,574)
	02/2017		262,620	NZD	375,004	0	(2,441)
	02/2017		155,820	RUB	10,125,320	7,318	0
	03/2017	KRW	33,441,867		$28,000	306	0
	03/2017	TWD	8,042,601		254,708	6,473	0
	04/2017	BRL	548,100		160,169	0	(4,127)
HUS	01/2017		255,425		78,373	0	(106)
	01/2017	GBP	237,977		297,544	4,239	0
	01/2017	KRW	409,098,216		349,480	10,634	0
	01/2017	SGD	236,262		164,901	1,806	(36)
	01/2017	TWD	5,492,993		172,619	2,183	0
	01/2017		$42,765	AUD	57,446	0	(1,312)
	01/2017		75,000	BRL	255,425	3,479	0
	01/2017		3,811	CAD	5,027	0	(66)
	01/2017		6,404	INR	432,804	0	(42)
	01/2017		5,345	JPY	615,700	0	(77)
	01/2017		113,823	KRW	133,035,184	0	(3,627)
	01/2017		169,799	TWD	5,492,993	637	0
	02/2017	CNH	21,997		$3,236	123	0
	02/2017	CNY	32,417		4,758	162	0
	02/2017	DKK	905,307		128,842	448	0
	02/2017	RUB	10,931,601		168,563	0	(7,566)
	03/2017	TWD	1,466,023		46,136	886	0
	10/2017	DKK	121,200		18,560	1,133	0
IND	01/2017	BRL	350,000		107,392	0	(145)
	01/2017		$102,875	BRL	350,000	4,662	0
	01/2017		144,324	CHF	146,554	111	(497)
	02/2017	CHF	52,928		$51,962	0	(120)
	10/2017	BRL	400,000		109,890	0	(4,881)
JPM	01/2017	AUD	161,824		119,013	2,240	0
	01/2017	BRL	2,111,739		627,691	0	(21,137)
	01/2017	GBP	27,388		34,690	935	0
	01/2017	JPY	83,882,783		746,470	31,637	(3,013)
	01/2017	KRW	1,066,484,161		921,089	37,704	0
	01/2017	SGD	78,229		54,759	745	0
	01/2017		$63,411	AUD	85,936	0	(1,399)
	01/2017		615,584	BRL	2,111,739	33,243	0
	01/2017		6,687	EUR	6,292	0	(63)
	01/2017		279,237	GBP	225,529	0	(1,274)
	01/2017		1,023,763	KRW	1,199,544,239	0	(30,180)
	01/2017		85,524	SGD	121,901	0	(1,356)
	01/2017		10,343	THB	372,860	68	0
	01/2017		184,315	TWD	5,910,982	0	(1,511)
	02/2017	CHF	180,291		$177,617	208	0
	02/2017	GBP	59,337		73,499	315	0
	02/2017	KRW	85,772,828		70,973	0	(68)
	02/2017	MXN	3,212,183		155,480	1,424	(50)
	02/2017		$21,832	BRL	72,542	274	0
	02/2017		514,570	JPY	60,412,783	3,161	0
	02/2017		647,384	MXN	13,478,870	1,180	(1,909)
	03/2017	JPY	49,150,000		$436,712	14,901	0
	03/2017	KRW	106,196,362		89,050	1,106	0
	03/2017	SGD	260,350		180,254	540	0
	03/2017	THB	372,860		10,333	0	(76)
	03/2017	TWD	9,663,422		302,523	4,226	0
	04/2017	BRL	2,885,946		821,795	0	(43,284)
	04/2017	DKK	371,128		57,370	4,556	0
	04/2017	JPY	43,040,000		367,344	0	(2,643)
	07/2017	BRL	965,000		258,035	0	(24,682)
	10/2017		885,100		240,027	0	(13,932)
	01/2018		1,077,700		288,004	0	(16,112)
	01/2018		$4,214	BRL	14,509	0	(120)
MAC	01/2017	BRL	674,487		$200,133	0	(7,101)
	01/2017		$206,955	BRL	674,488	280	0
	02/2017		49,713		169,000	1,787	0
MSB	01/2017	AUD	217,800		$157,295	129	0
	01/2017	BRL	1,819,391		545,326	0	(13,678)
	01/2017	KRW	22,690,382		19,334	539	0
	01/2017		$549,450	BRL	1,819,391	9,554	0
	01/2017		58,753	EUR	55,362	0	(468)
	01/2017		21,920	MYR	96,889	0	(329)
	02/2017		157,194	AUD	217,800	0	(132)
	03/2017	KRW	11,935,610		$10,000	116	0
	03/2017	MYR	96,889		21,881	362	0
	07/2017	BRL	282,000		80,652	0	(1,966)
	10/2017		450,000		120,951	0	(8,166)

	04/2018		60,000		15,573	0	(1,066)
NAB	01/2017	GBP	232,005		289,229	3,284	0
NGF	02/2017	MXN	3,373,623		176,523	14,672	0
	03/2017	TWD	3,296,163		104,169	2,439	0
	04/2017	BRL	1,001,000		292,851	0	(7,204)
RBC	01/2017		74,252		22,480	0	(334)
	01/2017		$22,138	BRL	74,252	676	0
SCX	01/2017	BRL	1,209,270		$370,740	0	(806)
	01/2017	CAD	42,928		31,822	0	(152)
	01/2017	CHF	140,894		137,661	0	(717)
	01/2017	JPY	15,426,417		138,051	6,049	0
	01/2017	KRW	637,448,767		555,346	27,334	0
	01/2017	MYR	679,952		162,040	10,512	0
	01/2017		$351,879	BRL	1,209,270	19,667	0
	01/2017		2,971	CAD	3,963	0	(20)
	01/2017		16,359	GBP	12,855	0	(515)
	01/2017		284,047	KRW	330,590,429	0	(10,212)
	01/2017		55,764	MYR	243,931	0	(1,404)
	01/2017		5,126	PHP	257,099	46	0
	01/2017		669,180	SGD	967,635	82	(1,146)
	01/2017		154,825	TWD	4,938,917	0	(1,782)
	02/2017	MXN	8,152,911		$419,710	28,559	0
	02/2017		$92,218	RUB	6,000,000	4,454	0
	03/2017	KRW	11,940,400		$10,000	112	0
	03/2017	PHP	257,099		5,083	0	(46)
	03/2017	SGD	881,652		608,488	0	(99)
	03/2017	TWD	17,492,653		551,362	11,461	0
	03/2017		$23,320	MYR	103,132	0	(415)
	04/2017	BRL	2,229,600		$636,410	0	(31,925)
	05/2017		$17,152	IDR	239,784,960	207	0
	10/2017	BRL	1,452,300		$394,668	0	(22,037)
	04/2018		1,200,000		313,767	0	(19,014)
SOG	01/2017	KRW	494,691,210		438,698	28,934	0
	01/2017	SGD	364,805		260,981	9,097	0
	01/2017	TWD	1,076,737		33,284	0	(125)
	01/2017		$124,305	KRW	147,446,499	0	(2,172)
	01/2017		33,702	TWD	1,076,737	0	(293)
	02/2017	MXN	6,265,303		$304,271	3,690	0
	02/2017		$184,153	MXN	3,780,430	0	(2,785)
	03/2017	KRW	74,633,984		$62,343	536	0
	03/2017	TWD	2,980,536		94,319	2,314	0
SSB	01/2017	DKK	306,408		46,867	3,482	0
TOR	01/2017	BRL	1,329,105		369,883	0	(38,482)
	01/2017	TRY	9,460		3,016	346	0
	01/2017		$388,692	BRL	1,329,105	19,673	0
	01/2017		47,038	CAD	63,398	182	0
	02/2017	CAD	63,398		$47,055	0	(181)
	04/2017	BRL	1,040,900		305,784	0	(6,232)
	05/2017		$25,000	IDR	350,250,000	386	0
	10/2017	BRL	170,000		$46,359	0	(2,418)
	01/2018		272,600		72,059	0	(4,866)
UAG	01/2017	KRW	604,389,778		530,552	29,924	0
	01/2017	THB	372,860		10,572	162	0
	01/2017		$50,913	AUD	68,270	0	(1,649)
	01/2017		6,111	EUR	5,754	0	(54)
	01/2017		82,711	GBP	66,957	0	(187)
	01/2017		507,626	JPY	57,791,300	0	(13,112)
	01/2017		343,868	KRW	409,078,356	0	(5,020)
	02/2017	JPY	46,740,000		$431,272	30,303	0
	02/2017	KRW	61,937,862		51,248	0	(51)
	02/2017	TWD	3,039,149		93,970	277	0
	03/2017	KRW	279,929,539		232,143	324	0
	03/2017	TWD	7,227,211		229,734	6,650	0
	04/2017	JPY	19,420,000		165,466	0	(1,475)
	05/2017		$22,509	IDR	314,788,365	306	0

Total Forward Foreign Currency Contracts						$1,000,791	$(854,269)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
HUS	Put - OTC USD versus KRW	KRW	1,020.000	03/30/2017	$25,000	$9	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$184,000	$19,530	$12,822
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	10,616
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	10,429
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	4,073
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	21,003

							$92,511	$58,943

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$80.000	01/11/2017	$250,000	$10	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	68.000	02/06/2017	700,000	27	0

					$37	$0

Total Purchased Options					$92,557	$58,944

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	3.400	01/05/2017	$197,400	$(2,254)	$(45)
DUB	Call - OTC USD versus BRL		3.600	02/16/2017	140,800	(1,830)	(466)
	Call - OTC USD versus BRL		4.250	11/17/2017	147,900	(4,319)	(2,524)
FBF	Call - OTC USD versus BRL		3.350	01/20/2017	314,900	(5,857)	(2,250)
	Call - OTC USD versus BRL		3.500	01/31/2017	200,000	(2,330)	(624)
	Call - OTC USD versus BRL		3.700	02/22/2017	186,500	(2,648)	(410)
	Call - OTC USD versus BRL		3.700	02/23/2017	165,100	(2,270)	(386)
	Call - OTC USD versus BRL		3.900	06/14/2017	127,400	(2,540)	(1,366)
	Call - OTC USD versus BRL		6.300	01/11/2018	253,100	(13,228)	(760)
GLM	Call - OTC USD versus BRL		3.450	01/19/2017	408,200	(5,058)	(901)
JPM	Call - OTC USD versus BRL		3.630	01/13/2017	300,000	(4,406)	(21)
	Call - OTC USD versus BRL		3.700	01/18/2017	191,900	(2,060)	(21)

						$(48,800)	$(9,774)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(18)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(56)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(14)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(285)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(6)
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(16)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(116)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(61)

						$(71,048)	$(572)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.975%	02/08/2017	$2,424,500	$(15,032)	$(976)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	02/08/2017	2,424,500	(17,170)	(24,550)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(21,062)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(875)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(3,922)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(3,079)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(18,198)

							$(124,682)	$(72,662)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	$100.375	01/11/2017	$200,000	$(609)	$(129)
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.645	01/11/2017	12,600	(48)	(12)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.703	01/11/2017	67,500	(259)	(74)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.754	01/11/2017	20,800	(80)	(25)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.879	01/11/2017	200,000	(766)	(293)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.766	01/11/2017	218,500	(822)	(265)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	102.941	01/11/2017	279,000	(1,046)	(422)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.422	01/11/2017	100,000	(195)	(48)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.461	01/11/2017	159,000	(311)	(69)

					$(4,136)	$(1,337)

Total Written Options					$(248,666)	$(84,345)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.312%	EUR	20,900	$106	$52	$158	$0
	Brazil Government International Bond	1.000	03/20/2017	0.621	$	8,600	(7)	18	11	0
	Citigroup, Inc.	1.000	12/20/2020	0.612		2,100	(4)	36	32	0
	Colombia Government International Bond	1.000	06/20/2019	0.892		28,400	125	(39)	86	0
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	3,900	(55)	59	4	0
	Goldman Sachs Group, Inc.	1.000	12/20/2021	0.893	$	22,100	(10)	129	119	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		25,000	(53)	160	107	0
	Mexico Government International Bond	1.000	12/20/2018	0.708		171,300	(104)	1,145	1,041	0
	Mexico Government International Bond	1.000	09/20/2020	1.182		43,700	(864)	597	0	(267)
	Morgan Stanley	1.000	12/20/2020	0.714		35,000	(49)	445	396	0
BPS	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	15,000	(234)	250	16	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	$	40,000	(124)	560	436	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		19,500	(41)	124	83	0
	Morgan Stanley	1.000	12/20/2020	0.714		9,800	(12)	123	111	0
	Petrobras Global Finance BV	1.000	06/20/2018	2.166		2,900	(213)	165	0	(48)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		47,700	(3,287)	(7)	0	(3,294)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		1,800	(179)	33	0	(146)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		10,000	(1,589)	548	0	(1,041)
	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670	EUR	61,200	131	103	234	0
BRC	Citigroup, Inc.	1.000	12/20/2020	0.612	$	16,100	(6)	252	246	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		20,000	53	165	218	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819		7,300	(61)	120	59	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		5,000	(16)	37	21	0
	Mexico Government International Bond	1.000	12/20/2018	0.708		88,200	(91)	627	536	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		8,300	(926)	353	0	(573)
CBK	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.086		10,000	19	(71)	0	(52)
	Deutsche Bank AG	1.000	12/20/2017	0.934	EUR	4,600	(51)	56	5	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.037	$	10,000	0	39	39	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		23,500	63	193	256	0
	Morgan Stanley	1.000	12/20/2020	0.714		20,000	(38)	264	226	0
	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670	EUR	18,900	36	36	72	0
DUB	Colombia Government International Bond	1.000	06/20/2019	0.892	$	45,000	150	(14)	136	0
	Mexico Government International Bond	1.000	03/20/2017	0.362		15,000	(7)	34	27	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		46,700	(111)	310	199	0
	Mexico Government International Bond	1.000	03/20/2019	0.796		5,200	7	18	25	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		11,500	(34)	159	125	0
	Morgan Stanley	1.000	12/20/2020	0.714		25,000	(38)	321	283	0
GST	Bank of America Corp.	1.000	12/20/2020	0.605		40,000	99	521	620	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.086		85,000	216	(658)	0	(442)
	Citigroup, Inc.	1.000	12/20/2020	0.612		40,000	36	575	611	0
	Mexico Government International Bond	1.000	06/20/2017	0.409		3,300	(11)	22	11	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		10,000	(22)	65	43	0
	Morgan Stanley	1.000	12/20/2020	0.714		12,700	(40)	184	144	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.906		10,000	86	(19)	67	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		11,400	(750)	(37)	0	(787)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		100	(10)	2	0	(8)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		10,000	(1,617)	576	0	(1,041)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.483		2,400	(137)	(29)	0	(166)
	Petrobras Global Finance BV	1.000	03/20/2020	3.710		5,200	(613)	192	0	(421)
	U.S. Treasury Notes	0.250	12/20/2018	0.183	EUR	25,000	(37)	75	38	0
JPM	Deutsche Bank AG	1.000	12/20/2017	0.934		1,700	(22)	24	2	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	$	69,900	(103)	865	762	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819		22,500	(24)	207	183	0
	Mexico Government International Bond	1.000	06/20/2017	0.409		400	(1)	2	1	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		25,000	(50)	157	107	0
	Morgan Stanley	1.000	12/20/2020	0.714		50,000	0	566	566	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		8,800	(612)	4	0	(608)
MBC	Mexico Government International Bond	1.000	06/20/2017	0.409		11,700	51	(14)	37	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		48,500	269	(62)	207	0
MYC	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.086		10,000	13	(65)	0	(52)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725		5,000	(13)	68	55	0
	Mexico Government International Bond	1.000	03/20/2017	0.362		5,000	(2)	11	9	0
	Mexico Government International Bond	1.000	06/20/2017	0.409		10,600	(38)	72	34	0
	Mexico Government International Bond	1.000	09/20/2017	0.467		25,000	(50)	157	107	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		94,500	(5,420)	(1,107)	0	(6,527)
SOG	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670	EUR	7,100	19	8	27	0
UAG	Mexico Government International Bond	1.000	09/20/2017	0.467	$	10,000	(20)	63	43	0

							$(16,317)	$9,825	$8,981	$(15,473)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,016	$(4,422)	$1,770	$0	$(2,652)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	70,750	(101)	1,343	1,242	0
	MCDX-26 5-Year Index	1.000	06/20/2021	185,550	413	2,648	3,061	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057	413,100	(24,212)	19,509	0	(4,703)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,200	(3,452)	1,645	0	(1,807)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,000	(68)	57	0	(11)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	8,800	(832)	338	0	(494)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,500	(1,758)	1,000	0	(758)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	124,840	(5,303)	5,267	0	(36)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,300	(823)	721	0	(102)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	272,043	(15,021)	11,924	0	(3,097)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	98,100	(4,919)	2,776	0	(2,143)
	MCDX-25 5-Year Index	1.000	12/20/2020	201,800	(290)	3,832	3,542	0
	MCDX-26 5-Year Index	1.000	06/20/2021	87,000	179	1,257	1,436	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	42,500	(1,790)	1,554	0	(236)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	497,600	(29,821)	24,156	0	(5,665)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	7,600	(313)	147	0	(166)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	20,300	(1,824)	685	0	(1,139)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	45,900	(5,241)	2,665	0	(2,576)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	15,300	(2,875)	877	0	(1,998)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047	74,000	(3,879)	3,467	0	(412)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	46,900	(2,650)	2,116	0	(534)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,200	(842)	382	0	(460)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	9,101	(63)	44	0	(19)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	57,000	(2,868)	2,219	0	(649)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,400	(349)	166	0	(183)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	10,600	(1,845)	461	0	(1,384)

					$(114,969)	$93,026	$9,281	$(31,224)

Total Swap Agreements					$(131,286)	$102,851	$18,262	$(46,697)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Securities with an aggregate market value of $335,743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$148,556	$0	$148,556
Corporate Bonds & Notes
Banking & Finance	0	14,495,067	311,429	14,806,496
Industrials	0	2,703,658	5,298	2,708,956
Utilities	0	651,752	0	651,752
Municipal Bonds & Notes
Alabama	0	13,327	0	13,327
California	0	957,678	0	957,678
Connecticut	0	185	0	185
Georgia	0	75,200	0	75,200
Illinois	0	310,548	0	310,548
Iowa	0	26,126	0	26,126
Louisiana	0	11,161	0	11,161
Massachusetts	0	22,725	0	22,725
Michigan	0	259	0	259
Nebraska	0	12,058	0	12,058
New Jersey	0	3,243	0	3,243
New York	0	86,035	0	86,035
Ohio	0	290,029	0	290,029
Pennsylvania	0	46,031	0	46,031
Rhode Island	0	179	0	179
Texas	0	63,196	0	63,196
Washington	0	411	0	411
West Virginia	0	122,752	0	122,752
U.S. Government Agencies	0	39,725,047	6,892	39,731,939
U.S. Treasury Obligations	0	25,095,962	0	25,095,962
Non-Agency Mortgage-Backed Securities	0	6,446,430	72,012	6,518,442
Asset-Backed Securities	0	4,244,524	23,720	4,268,244
Sovereign Issues	0	6,800,615	0	6,800,615
Common Stocks
Consumer Discretionary	42	0	0	42
Preferred Securities
Banking & Finance	1,112	4,076	0	5,188
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	3,073,548	0	3,073,548
Commercial Paper	0	645,863	0	645,863
Repurchase Agreements	0	61,766	0	61,766
Short-Term Notes	0	27,696	0	27,696
Japan Treasury Bills	0	5,330,903	0	5,330,903
Mexico Treasury Bills	0	7,830	0	7,830
U.S. Treasury Bills	0	1,218,138	0	1,218,138
	$1,154	$112,722,574	$419,351	$113,143,079

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,158,933	$0	$0	$3,158,933

Total Investments	$3,160,087	$112,722,574	$419,351	$116,302,012

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,087)	$0	$(38,087)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	129,698	2,482	0	132,180
Over the counter	0	1,077,997	0	1,077,997
	$129,698	$1,080,479	$0	$1,210,177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53,993)	(115,880)	0	(169,873)
Over the counter	0	(985,311)	0	(985,311)

	$(53,993)	$(1,101,191)	$0	$(1,155,184)

Total Financial Derivative Instruments	$75,705	$(20,712)	$0	$54,993

Totals	$3,235,792	$112,663,775	$419,351	$116,318,918

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$21	$(21)	$0	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	310,268	120	(733)	(19)	30	1,763	0	0	311,429	1,817
Industrials	2,366	0	(1,059)	1	(342)	294	4,038	0	5,298	(7)
U.S. Government Agencies	87,618	232	(3,590)	(12)	(39)	1,216	0	(78,533)	6,892	(2)
Non-Agency Mortgage-Backed Securities	97,254	0	(24,595)	(67)	(2,461)	1,881	0	0	72,012	(344)
Asset-Backed Securities	35,402	23,702	(5,116)	0	0	64	0	(30,332)	23,720	18

	$532,929	$24,033	$(35,093)	$(97)	$(2,812)	$5,218	$4,038	$(108,865)	$419,351	$1,482
Financial Derivative Instruments – Assets
Over the counter	139	0	0	0	0	(139)	0	0	0	0

Totals	$533,068	$24,033	$(35,093)	$(97)	$(2,812)	$5,079	$4,038	$(108,865)	$419,351	$1,482

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$20	Other Valuation Techniques (3)	—	—
	311,409	Proxy Pricing	Base Price	99.900 - 110.250
Industrials	5,298	Third Party Vendor	Broker Quote	103.500 - 104.380
U.S. Government Agencies	6,892	Proxy Pricing	Base Price	97.500 - 100.000
Non-Agency Mortgage-Backed Securities	78	Proxy Pricing	Base Price	82.934 - 97.500
	71,934	Third Party Vendor	Broker Quote	77.563 - 100.268
Asset-Backed Securities	23,720	Proxy Pricing	Base Price	99.685 - 99.845

Total	$419,351

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.4%
CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 16.0%
Air Lease Corp.
3.375% due 06/01/2021	$1,500	$1,521
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,494
American Tower Corp.
3.375% due 10/15/2026	1,000	947
Bank of America Corp.
6.400% due 08/28/2017	6,730	6,937
Bank of America N.A.
6.000% due 10/15/2036	8,100	9,788
Bank One Capital
8.750% due 09/01/2030	1,100	1,548
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	414
7.250% due 02/01/2018	2,200	2,328
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,544
Capital One N.A.
2.056% due 08/17/2018	3,500	3,538
Citigroup, Inc.
1.406% due 05/01/2017	19,200	19,216
Citizens Bank N.A.
2.550% due 05/13/2021	2,700	2,684
Duke Realty LP
3.250% due 06/30/2026	1,900	1,838
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	4,600	4,621
2.456% due 01/08/2019	4,700	4,782
2.875% due 10/01/2018	400	405
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	2,013
3.200% due 07/13/2020	2,200	2,207
3.200% due 07/06/2021	900	893
Goldman Sachs Group, Inc.
1.567% due 06/04/2017	1,000	1,002
2.042% due 04/23/2020	5,400	5,454
7.500% due 02/15/2019	3,657	4,055
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,106
International Lease Finance Corp.
7.125% due 09/01/2018	3,000	3,240
JPMorgan Chase & Co.
1.432% due 04/25/2018	1,100	1,103
2.295% due 08/15/2021	2,000	1,962
2.400% due 06/07/2021	1,200	1,189
2.411% due 03/01/2021	2,000	2,063
4.350% due 08/15/2021	200	214
Kilroy Realty LP
4.375% due 10/01/2025	4,800	4,929
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,723
Metropolitan Life Global Funding
3.450% due 12/18/2026	1,900	1,917
Morgan Stanley
2.500% due 04/21/2021	2,000	1,979
3.125% due 07/27/2026	1,100	1,052
NYSE Holdings LLC
2.000% due 10/05/2017	50	50
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,147
Santander Holdings USA, Inc.
2.380% due 11/24/2017	2,600	2,623
2.700% due 05/24/2019	2,700	2,698
WEA Finance LLC
3.250% due 10/05/2020	1,600	1,628
Wells Fargo & Co.
7.980% due 03/15/2018 (e)	4,659	4,874

WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,729

		120,455

INDUSTRIALS 8.8%
American Airlines Pass-Through Trust
4.000% due 01/15/2027	2,126	2,193
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,052
Apple, Inc.
2.150% due 02/09/2022	6,000	5,898
Charter Communications Operating LLC
4.464% due 07/23/2022	4,300	4,494
CVS Health Corp.
2.750% due 12/01/2022	2,000	1,971
Daimler Finance North America LLC
2.250% due 03/02/2020	5,000	4,976
Energy Transfer Partners LP
6.500% due 02/01/2042	610	660
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,725
EQT Midstream Partners LP
4.125% due 12/01/2026	2,300	2,243
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,499
Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,733
Halliburton Co.
3.800% due 11/15/2025	2,500	2,541
5.000% due 11/15/2045	2,000	2,173
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	1,100	1,226
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,903
Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,085
2.750% due 02/10/2025	2,000	1,963
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	1,979
ONEOK Partners LP
4.900% due 03/15/2025	600	644
Regency Energy Partners LP
5.000% due 10/01/2022	2,000	2,120
SBA Tower Trust
2.877% due 07/15/2021	1,900	1,886
Southern Co.
2.350% due 07/01/2021	2,300	2,261
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	790	780
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,105
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,400	1,398
1.351% due 11/20/2017	900	898
1.650% due 05/22/2018	1,600	1,592
Williams Partners LP
4.125% due 11/15/2020	780	811
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,900	5,868

		66,677

UTILITIES 1.9%
AT&T, Inc.
2.800% due 02/17/2021	1,500	1,488
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,513
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	3,800	3,886
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	2,002
PSEG Power LLC
3.000% due 06/15/2021	1,200	1,204

Verizon Communications, Inc.
2.709% due 09/14/2018	1,200	1,227
3.650% due 09/14/2018	2,100	2,170

		14,490

Total Corporate Bonds & Notes (Cost $199,867)		201,622

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 1.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,377
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,376
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2,200	3,112
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,581
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	231

		10,806

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	55	60

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	135	149
6.899% due 12/01/2040	1,500	1,887
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,700	2,805

		4,841

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	425	418

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	108

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	1,000	1,519

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
1.782% due 07/25/2029	1,749	1,753

TENNESSEE 0.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,283

Total Municipal Bonds & Notes (Cost $19,589)		22,788

U.S. GOVERNMENT AGENCIES 59.2%
Fannie Mae
0.816% due 12/25/2036	247	242
0.983% due 09/25/2046	2,100	2,096
1.181% due 10/25/2022	13	13
1.206% due 05/25/2023	12	13
1.256% due 02/25/2022	3	3
1.306% due 01/25/2022	6	6
1.356% due 08/25/2022	8	8
1.386% due 05/25/2040	1,888	1,904
1.456% due 04/25/2022 - 09/25/2022	9	9
1.741% due 07/01/2044	132	135
2.310% due 08/01/2022	500	496
2.484% due 01/01/2035	290	301
2.858% due 05/25/2035	150	158
2.954% due 09/01/2035	37	39
2.960% due 04/01/2041	53	56
2.962% due 05/01/2038	1,664	1,765
3.330% due 11/01/2021	273	285
3.500% due 01/01/2026	68	71
3.980% due 07/01/2021	38,300	40,959
4.000% due 08/01/2025 - 12/01/2041	966	1,026
4.500% due 09/01/2018 - 10/01/2042	6,527	7,028

5.000% due 12/01/2021 - 02/01/2041	197	215
5.500% due 03/01/2022 - 05/01/2041	4,321	4,807
5.591% due 12/25/2042	353	386
6.000% due 05/01/2017 - 01/01/2039	3,878	4,445
6.500% due 11/01/2021 - 06/25/2044	167	189
7.000% due 09/25/2020	1	1
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	8	8
Fannie Mae, TBA
3.000% due 01/01/2032 - 02/01/2047	77,000	76,569
3.500% due 01/01/2032 - 02/01/2047	120,000	124,271
4.000% due 02/01/2047	8,000	8,396
4.500% due 02/01/2047	16,000	17,186
Freddie Mac
1.454% due 08/15/2036	1,327	1,345
1.741% due 02/25/2045	172	175
2.129% due 02/15/2038 (a)	10,635	782
2.295% due 02/01/2023	13	13
2.791% due 12/01/2022	83	85
2.945% due 07/01/2030	31	32
4.000% due 04/01/2024 - 03/01/2044	2,716	2,868
4.500% due 02/01/2029 - 12/01/2040	1,157	1,249
5.000% due 01/01/2036 - 07/01/2040	129	141
5.500% due 01/01/2018 - 07/01/2039	1,418	1,584
6.000% due 11/01/2029 - 09/01/2038	4,553	5,174
7.000% due 07/15/2022	175	191
7.500% due 01/15/2023	465	511
8.000% due 11/01/2025 - 06/15/2030	268	307
9.000% due 12/15/2020	11	12
9.500% due 02/01/2018	1	1
10.000% due 03/01/2021	1	1
Freddie Mac, TBA
3.500% due 02/01/2047	10,000	10,219
4.000% due 02/01/2047	84,000	88,065
4.500% due 01/01/2047	4,000	4,293
Ginnie Mae
0.990% due 06/20/2065	4,014	3,987
1.045% due 10/20/2062	3,758	3,740
1.107% due 06/16/2031	17	18
1.130% due 07/20/2065 - 08/20/2065	5,081	5,009
1.280% due 08/20/2066	1,903	1,890
1.307% due 02/16/2030	24	24
1.330% due 05/20/2066 - 07/20/2066	6,492	6,466
1.450% due 07/20/2065	3,845	3,854
2.000% due 01/20/2024 - 12/20/2029	578	595
2.125% due 06/20/2023 - 07/20/2030	661	683
5.000% due 07/15/2034 - 06/15/2041	3,965	4,378
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	3
8.000% due 01/15/2022 - 08/15/2024	8	8
9.500% due 01/20/2019 - 12/15/2021	1	1
Ginnie Mae, TBA
4.000% due 01/01/2047 - 02/01/2047	3,000	3,183
5.000% due 01/01/2047	3,000	3,276
Small Business Administration
7.970% due 01/25/2025	73	74

Total U.S. Government Agencies (Cost $442,089)		447,325

U.S. TREASURY OBLIGATIONS 27.2%
U.S. Treasury Bonds
2.500% due 02/15/2045	2,800	2,489
2.750% due 08/15/2042	2,400	2,263
2.750% due 11/15/2042	7,100	6,694
2.875% due 05/15/2043	9,000	8,677
3.000% due 05/15/2042	2,700	2,673
3.000% due 11/15/2044 (k)	16,000	15,774
3.125% due 02/15/2043	4,000	4,045
3.125% due 08/15/2044	16,900	17,071
3.375% due 05/15/2044 (g)	29,000	30,693
3.625% due 08/15/2043 (k)	2,600	2,878
3.750% due 11/15/2043	2,600	2,942
4.250% due 05/15/2039 (k)	600	727
4.375% due 05/15/2040	2,800	3,454
4.500% due 08/15/2039 (k)	700	878
4.625% due 02/15/2040	1,600	2,042
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)	1,046	1,055
0.125% due 01/15/2023 (i)	4,712	4,681
0.250% due 01/15/2025 (i)	918	904
0.750% due 02/15/2042	107	101
0.750% due 02/15/2045	5,030	4,740
1.000% due 02/15/2046	1,734	1,743
1.375% due 02/15/2044	519	567
1.750% due 01/15/2028	8,007	8,947

2.000% due 01/15/2026	16,806	18,947
2.375% due 01/15/2025 (i)	14,875	17,089
2.500% due 01/15/2029	19,364	23,379
3.625% due 04/15/2028	299	393
3.875% due 04/15/2029	13,380	18,311
U.S. Treasury Notes
1.625% due 10/31/2023 (i)	1,000	961

Total U.S. Treasury Obligations (Cost $206,677)		205,118

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.8%
American Home Mortgage Investment Trust
3.293% due 02/25/2045	612	620
BAMLL Commercial Mortgage Securities Trust
1.924% due 01/15/2028	5,900	5,910
Banc of America Funding Trust
3.027% due 05/25/2035	672	688
BBCCRE Trust
3.966% due 08/10/2033	4,600	4,697
BCRR Trust
5.858% due 07/17/2040	1,400	1,402
Bear Stearns Adjustable Rate Mortgage Trust
2.819% due 04/25/2033	248	248
3.356% due 01/25/2035	1,947	1,923
3.391% due 02/25/2036 ^	679	651
Bear Stearns ALT-A Trust
2.993% due 05/25/2035	1,974	1,910
3.149% due 09/25/2035	298	256
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	111	111
5.700% due 06/11/2050	3,440	3,514
5.711% due 06/11/2040	6,573	6,637
Bear Stearns Mortgage Funding Trust
0.946% due 01/25/2037	7,066	5,907
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049	1,900	1,917
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035	692	716
2.930% due 10/25/2035	235	236
Countrywide Alternative Loan Trust
0.936% due 05/25/2047	1,247	1,063
Countrywide Home Loan Mortgage Pass-Through Trust
3.156% due 02/20/2035	18	18
3.309% due 02/20/2036 ^	371	327
Credit Suisse First Boston Mortgage Securities Corp.
2.884% due 09/25/2033	3,050	3,073
4.958% due 06/25/2032	52	51
Credit Suisse Mortgage Capital Certificates
3.124% due 01/27/2036	1,896	1,891
DLJ Acceptance Trust
11.000% due 08/01/2019	1	1
GS Mortgage Securities Trust
2.286% due 11/10/2045 (a)	1,122	90
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	1	1
HomeBanc Mortgage Trust
1.006% due 03/25/2035	4,709	3,996
1.026% due 10/25/2035	3,493	3,379
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	17	16
IndyMac Mortgage Loan Trust
3.031% due 11/25/2035 ^	1,492	1,244
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,278
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033	1,900	1,906
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	122	122
5.440% due 06/12/2047	150	150
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051	1,700	1,709
JPMorgan Mortgage Trust
3.086% due 07/25/2035	895	892
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,131	2,136
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,757
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,243
3.446% due 07/13/2029	2,000	2,041
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036	4,659	4,522
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045	1,294	1,298

Nomura Resecuritization Trust
0.784% due 12/26/2035	2,752	2,577
Prime Mortgage Trust
1.156% due 02/25/2034	141	134
RBSSP Resecuritization Trust
0.842% due 02/26/2037	2,123	2,005
2.815% due 12/25/2035	2,886	2,903
Residential Funding Mortgage Securities, Inc. Trust
4.060% due 02/25/2036 ^	288	262
Sequoia Mortgage Trust
1.376% due 04/19/2027	934	876
Structured Asset Mortgage Investments Trust
1.396% due 09/19/2032	166	162
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	29	28
5.459% due 07/25/2034	8,593	8,773
8.042% due 01/25/2032	23	22
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	998	997
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045	389	375
1.767% due 11/25/2042	138	129
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	209	178
3.003% due 03/25/2036	1,211	1,211
3.034% due 12/25/2034	1,091	1,101
3.040% due 01/25/2035	17	17

Total Non-Agency Mortgage-Backed Securities (Cost $93,554)		96,297

ASSET-BACKED SECURITIES 5.7%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019	1,207	1,208
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 01/25/2036	4,137	4,039
1.456% due 05/25/2034	92	92
Asset-Backed Securities Corp. Home Equity Loan Trust
1.783% due 08/15/2033	2,686	2,570
B2R Mortgage Trust
2.567% due 06/15/2049	2,385	2,341
Dell Equipment Finance Trust
1.649% due 12/22/2017	1,045	1,047
EMC Mortgage Loan Trust
1.324% due 05/25/2040	510	472
First Franklin Mortgage Loan Trust
1.016% due 11/25/2036	3,085	3,067
1.266% due 09/25/2035	314	315
Fremont Home Loan Trust
0.816% due 01/25/2037	58	31
Home Equity Asset Trust
1.656% due 11/25/2034	1,857	1,825
JPMorgan Mortgage Acquisition Corp.
0.936% due 03/25/2036	1,006	1,002
MASTR Asset-Backed Securities Trust
1.446% due 03/25/2035	3,700	3,441
Morgan Stanley IXIS Real Estate Capital Trust
0.806% due 11/25/2036	17	8
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035	946	943
Residential Asset Securities Corp. Trust
1.026% due 04/25/2036	6,509	6,360
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^	718	242
SLM Private Education Loan Trust
1.850% due 06/17/2030	2,000	1,990
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	2,222	2,217
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,788	1,800
Structured Asset Investment Loan Trust
1.656% due 09/25/2034	1,720	1,666
1.881% due 07/25/2033	2,608	2,515
VOLT LLC
3.500% due 07/25/2046	2,000	1,998
4.250% due 03/26/2046	1,549	1,563

Total Asset-Backed Securities (Cost $41,536)		42,752

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	4,000	4,790

Total Preferred Securities (Cost $4,120)		4,790

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%
COMMERCIAL PAPER 3.3%
Autonation, Inc.
1.300% due 01/04/2017	$5,300	5,299
1.300% due 01/09/2017	2,300	2,299
Comcast Corp.
1.050% due 01/24/2017	3,000	2,998
1.060% due 01/27/2017	2,500	2,498
Enbridge Energy Partners LP
1.350% due 01/09/2017	1,400	1,400
Energy Transfer Partners LP
1.550% due 01/10/2017	1,500	1,500
Mondelez International, Inc.
1.060% due 01/24/2017	3,000	2,998
NiSource Finance Corp.
1.160% due 01/12/2017	2,200	2,200
Viacom, Inc.
1.520% due 02/02/2017	2,000	1,998
1.530% due 02/03/2017	1,800	1,798

		24,988

REPURCHASE AGREEMENTS (f) 0.3%		2,641

U.S. TREASURY BILLS 1.6%
0.454% due 02/02/2017 - 02/23/2017 (b)(c)(g)(i)(k)	11,789	11,783

Total Short-Term Instruments (Cost $39,412)		39,412

Total Investments in Securities (Cost $1,046,844)		1,060,104

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	6,197,834	61,266

Total Short-Term Instruments (Cost $61,270)		61,266

Total Investments in Affiliates (Cost $61,270)		61,266

Total Investments 148.5% (Cost $1,108,114)		$1,121,370
Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $(4,439))		(1,633)
Other Assets and Liabilities, net (48.3)%		(364,621)

Net Assets 100.0%		$755,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$2,641	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(2,697)	$2,641	$2,641

Total Repurchase Agreements						$(2,697)	$2,641	$2,641

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.040%	11/08/2016	01/06/2017	$(29,263)	$(29,310)

Total Sale-Buyback Transactions					$(29,310)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(86,147) at a weighted average interest rate of 0.614%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.
(4)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	01/01/2047	$4,000	$(4,532)	$(4,530)

Total Short Sales				$(4,532)	$(4,530)

(g)	Securities with an aggregate market value of $29,325 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note April Futures	$90.000	03/24/2017	320	$3	$1
Put - CBOT U.S. Treasury 5-Year Note April Futures	92.000	03/24/2017	17	0	0
Put - CBOT U.S. Treasury 5-Year Note April Futures	96.000	03/24/2017	431	4	2
Put - CBOT U.S. Treasury 5-Year Note April Futures	99.000	03/24/2017	254	2	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	94.000	03/24/2017	200	2	2

				$11	$6

Total Purchased Options				$11	$6

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	275	$(327)	$0	$(7)
90-Day Eurodollar March Futures	Short	03/2017	559	(41)	0	(7)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,787	(699)	293	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,382	(161)	475	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	80	(130)	0	(60)

Total Futures Contracts				$(1,358)	$768	$(74)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation	Asset	Liability
Anadarko Petroleum Corp.	1.000%	06/20/2021	1.214%	$1,600	$(14)	$25	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836	1,900	16	5	0	0

					$2	$30	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive *	3-Month USD-LIBOR	1.250%	06/21/2019	$36,100	$321	$409	$0	$(7)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	84,000	(828)	(492)	0	(32)
Receive	3-Month USD-LIBOR	2.000	06/15/2021	52,600	(245)	1,425	0	(43)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021	26,400	457	505	0	(20)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	12,700	282	134	0	(14)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	3,800	(41)	(55)	0	(5)
Receive	3-Month USD-LIBOR	2.350	08/05/2025	1,100	(14)	(9)	0	(3)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	34,600	149	290	0	(110)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	21,210	1,121	1,685	0	(71)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	1,100	92	(4)	0	(4)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	74,300	(1,999)	(6,583)	0	(632)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	4,200	110	297	0	(36)

					$(595)	$(2,398)	$0	$(977)

Total Swap Agreements					$(593)	$(2,368)	$0	$(977)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $14,497 and cash of $5,551 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,500	$147	$103
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	12,700	180	96
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,100	211	93
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	100

							$678	$392

Total Purchased Options							$678	$392

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.975%	02/08/2017	$22,500	$(139)	$(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	02/08/2017	22,500	(162)	(228)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,400	(143)	(90)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	12,700	(66)	(8)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	12,700	(115)	(36)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	13,800	(214)	(71)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(141)	(89)

							$(980)	$(531)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$102.941	01/11/2017	$3,000	$(11)	$(5)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.461	01/11/2017	1,000	(2)	0

					$(13)	$(5)

Total Written Options					$(1,371)	$(537)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$7,400	$(497)	$413	$0	$(84)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,300	(145)	119	0	(26)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,833	0	10	10	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,700	(208)	177	0	(31)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,000	(764)	436	0	(328)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,300	(546)	305	0	(241)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	3,954	0	21	21	0
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,000	(567)	476	0	(91)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,600	(227)	105	0	(122)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	300	(21)	17	0	(4)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,000	(297)	251	0	(46)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,500	(216)	76	0	(140)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	2,300	(269)	140	0	(129)

					$(3,757)	$2,546	$31	$(1,242)

Total Swap Agreements					$(3,757)	$2,546	$31	$(1,242)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $2,181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$120,455	$0	$120,455
Industrials	0	66,677	0	66,677
Utilities	0	14,490	0	14,490
Municipal Bonds & Notes
California	0	10,806	0	10,806
Florida	0	60	0	60
Illinois	0	4,841	0	4,841
Iowa	0	418	0	418
Massachusetts	0	108	0	108
Ohio	0	1,519	0	1,519
Pennsylvania	0	1,753	0	1,753
Tennessee	0	3,283	0	3,283
U.S. Government Agencies	0	447,325	0	447,325
U.S. Treasury Obligations	0	205,118	0	205,118
Non-Agency Mortgage-Backed Securities	0	96,296	1	96,297
Asset-Backed Securities	0	42,752	0	42,752
Preferred Securities
Banking & Finance	0	4,790	0	4,790
Short-Term Instruments
Commercial Paper	0	24,988	0	24,988
Repurchase Agreements	0	2,641	0	2,641
U.S. Treasury Bills	0	11,783	0	11,783
	$0	$1,060,103	$1	$1,060,104

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,266	$0	$0	$61,266

Total Investments	$61,266	$1,060,103	$1	$1,121,370

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,530)	$0	$(4,530)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	768	6	0	774
Over the counter	0	423	0	423
	$768	$429	$0	$1,197

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(977)	0	(1,051)
Over the counter	0	(1,779)	0	(1,779)

	$(74)	$(2,756)	$0	$(2,830)

Total Financial Derivative Instruments	$694	$(2,327)	$0	$(1,633)

Totals	$61,960	$1,053,246	$1	$1,115,207

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.1%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$3,029	$3,075

Total Bank Loan Obligations (Cost $3,000)			3,075

CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 24.9%
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,993
Air Lease Corp.
3.375% due 06/01/2021		2,400	2,434
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	1,992
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	503
Banco Santander Chile
1.776% due 04/11/2017		2,200	2,198
Bank of America Corp.
0.401% due 05/23/2017	EUR	2,600	2,738
1.723% due 09/15/2026		$400	359
3.300% due 01/11/2023		1,500	1,506
5.700% due 01/24/2022		2,840	3,191
5.750% due 12/01/2017		1,600	1,658
6.000% due 09/01/2017		5,600	5,763
6.400% due 08/28/2017		9,800	10,102
6.875% due 04/25/2018		4,400	4,678
Bank of America N.A.
6.000% due 10/15/2036		600	725
Bank of Nova Scotia
1.875% due 04/26/2021		6,700	6,540
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,843
14.000% due 06/15/2019 (e)	GBP	4,300	6,520
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,103
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,676
BRFkredit A/S
2.000% due 10/01/2017	DKK	37,500	5,404
CBL & Associates LP
5.950% due 12/15/2026		$3,200	3,225
Citigroup, Inc.
1.406% due 05/01/2017		12,700	12,710
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,996
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,694
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (e)		3,800	4,480
Credit Agricole S.A.
1.498% due 06/12/2017		800	801
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021		3,600	3,735
3.750% due 03/26/2025		2,800	2,759
3.800% due 09/15/2022		3,000	3,027
3.800% due 06/09/2023		3,400	3,397
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		4,250	4,335
Deutsche Bank AG
2.792% due 05/10/2019		4,300	4,365
2.850% due 05/10/2019		3,400	3,386
4.250% due 10/14/2021		1,500	1,506
Dexia Credit Local S.A.
1.875% due 01/29/2020		11,400	11,248
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,058
Ford Motor Credit Co. LLC
1.660% due 01/17/2017		5,900	5,901
2.459% due 03/27/2020		3,200	3,159
3.200% due 01/15/2021		200	200
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	2,600	2,846
General Motors Financial Co., Inc.
3.150% due 01/15/2020		$500	503

3.200% due 07/13/2020		4,000	4,013
3.200% due 07/06/2021		3,400	3,372
Goldman Sachs Group, Inc.
1.567% due 06/04/2017		350	351
1.586% due 05/22/2017		8,500	8,515
2.042% due 04/23/2020		11,000	11,110
2.087% due 04/30/2018		250	252
6.000% due 06/15/2020		5,940	6,588
7.500% due 02/15/2019		1,400	1,552
HBOS PLC
1.646% due 09/06/2017		4,300	4,293
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,138
HSBC Holdings PLC
3.400% due 03/08/2021		200	203
6.500% due 05/02/2036		8,100	10,004
ING Bank NV
2.625% due 12/05/2022		4,200	4,175
JPMorgan Chase & Co.
1.432% due 04/25/2018		1,300	1,304
2.295% due 08/15/2021		7,000	6,868
2.400% due 06/07/2021		4,800	4,755
2.550% due 10/29/2020		600	599
3.125% due 01/23/2025		2,450	2,395
5.300% due 05/01/2020 (e)		3,800	3,888
6.300% due 04/23/2019		4,800	5,245
KEB Hana Bank
3.125% due 06/26/2017		1,200	1,207
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,216
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,585
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,399
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,101
12.000% due 12/16/2024 (e)		$9,900	13,241
MetLife, Inc.
5.250% due 06/15/2020 (e)		4,200	4,263
Metropolitan Life Global Funding
3.450% due 12/18/2026		3,500	3,531
Morgan Stanley
2.450% due 02/01/2019		1,700	1,712
3.125% due 07/27/2026		2,000	1,912
7.300% due 05/13/2019		3,300	3,678
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,268
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,936
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	57,200	8,242
Nykredit Realkredit A/S
1.000% due 04/01/2017		18,400	2,620
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,566
Prologis LP
3.750% due 11/01/2025		2,900	2,973
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	10,000	1,437
2.000% due 04/01/2017		18,300	2,607
2.000% due 01/01/2018		14,000	2,028
Rio Oil Finance Trust
9.250% due 07/06/2024		$919	868
9.750% due 01/06/2027		4,130	3,820
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,869
2.300% due 03/22/2021		3,300	3,279
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,111
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$4,000	3,998
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		3,300	3,397
Toronto-Dominion Bank
2.250% due 03/15/2021		700	696
UBS AG
1.491% due 06/01/2017		1,500	1,502
1.781% due 06/01/2020		800	801
UBS Group Funding Jersey Ltd.
2.416% due 02/01/2022		2,100	2,136
3.000% due 04/15/2021		5,000	5,003
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,459
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		7,100	7,428

Wells Fargo Bank N.A.
1.601% due 12/06/2019	3,400	3,410
Westpac Banking Corp.
2.100% due 02/25/2021	8,500	8,437

		356,613

INDUSTRIALS 7.6%
Actavis Funding SCS
3.450% due 03/15/2022	5,300	5,380
Air Canada Pass-Through Trust
5.375% due 11/15/2022	846	869
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,317	3,421
Apple, Inc.
2.150% due 02/09/2022	8,000	7,864
AutoNation, Inc.
6.750% due 04/15/2018	1,000	1,055
Diamond Finance Corp.
5.450% due 06/15/2023	3,700	3,926
Energy Transfer Partners LP
5.200% due 02/01/2022	1,400	1,499
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	2,998
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,538
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,000	2,214
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,998	3,958
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,871
2.750% due 02/10/2025	3,100	3,043
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,850
ONEOK Partners LP
4.900% due 03/15/2025	1,100	1,180
Oracle Corp.
2.400% due 09/15/2023	1,000	969
Pentair Finance S.A.
1.875% due 09/15/2017	2,300	2,304
President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	7,952
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,412
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	2,600	2,632
SBA Tower Trust
2.877% due 07/15/2021	3,500	3,475
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,469
Southern Co.
2.350% due 07/01/2021	4,000	3,932
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,560	2,615
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,307
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	4,800	4,808
Western Gas Partners LP
3.950% due 06/01/2025	2,400	2,368
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,799
Williams Partners LP
4.300% due 03/04/2024	2,000	2,020
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	8,155

		108,883

UTILITIES 2.3%
AT&T, Inc.
3.400% due 05/15/2025	3,900	3,761
BP Capital Markets PLC
3.506% due 03/17/2025	3,590	3,623
Dominion Resources, Inc.
4.450% due 03/15/2021	1,700	1,817
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,011
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,978
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,166	990
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 (f)	2,271	625

Petrobras Global Finance BV
3.873% due 03/17/2020	100	98
4.375% due 05/20/2023	900	789
7.875% due 03/15/2019	716	769
Plains All American Pipeline LP
3.850% due 10/15/2023	1,161	1,150
PSEG Power LLC
3.000% due 06/15/2021	2,300	2,307
Verizon Communications, Inc.
1.351% due 06/09/2017	6,500	6,508
2.709% due 09/14/2018	5,700	5,829

		33,255

Total Corporate Bonds & Notes (Cost $503,459)		498,751

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 1.0%
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,507
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,425
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,267

		14,199

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,156

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	824

NEW YORK 0.9%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	707
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,196
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,252

		12,155

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	2,500	3,308

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	570

Total Municipal Bonds & Notes (Cost $31,914)		35,212

U.S. GOVERNMENT AGENCIES 41.6%
Fannie Mae
0.843% due 06/25/2055	4,401	4,373
0.983% due 09/25/2046	3,927	3,919
1.306% due 06/25/2041	7	7
2.310% due 08/01/2022	100	99
2.791% due 01/01/2036	4,612	4,882
2.935% due 11/01/2021	10,601	10,895
2.962% due 05/01/2038	2,835	3,007
3.000% due 06/01/2029 - 10/25/2040	2,728	2,782
3.394% due 02/25/2033	6,409	6,285
3.500% due 10/25/2041	18,289	18,794
4.500% due 02/01/2031 - 08/01/2042	2,005	2,165
5.500% due 02/01/2036 - 05/01/2036	142	159
Fannie Mae, TBA
3.000% due 01/01/2032 - 02/01/2047	212,000	210,401
3.500% due 01/01/2047 - 02/01/2047	218,560	223,588
4.000% due 02/01/2047	34,740	36,459
Freddie Mac
0.968% due 11/15/2042	6,822	6,803
5.000% due 03/01/2024 - 12/01/2038	1,401	1,527
5.500% due 04/01/2038	392	437
Freddie Mac, TBA
3.500% due 02/01/2047	11,000	11,240
4.000% due 02/01/2047	9,000	9,436
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	2,722

0.900% due 06/20/2061		4,692	4,677
1.150% due 09/20/2065		3,390	3,345
1.280% due 08/20/2066		3,606	3,580
1.330% due 05/20/2066 - 06/20/2066		6,988	6,959
5.000% due 05/15/2038		3	3
Ginnie Mae, TBA
3.000% due 01/01/2047		2,000	2,020
3.500% due 02/01/2047		2,000	2,075
4.000% due 01/01/2047 - 02/01/2047		11,000	11,669
5.000% due 01/01/2047		1,000	1,092

Total U.S. Government Agencies (Cost $592,902)			595,400

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		25,900	23,022
2.500% due 02/15/2046 (h)		1,400	1,241
2.750% due 08/15/2042 (h)		9,200	8,676
2.750% due 11/15/2042 (h)		16,900	15,933
2.875% due 05/15/2043 (h)		4,000	3,856
2.875% due 08/15/2045 (h)		30,000	28,809
3.000% due 05/15/2042 (h)		14,700	14,551
3.000% due 11/15/2044 (h)(l)		12,900	12,718
3.000% due 05/15/2045 (l)		900	886
3.125% due 02/15/2043		5,000	5,057
3.125% due 08/15/2044 (h)		25,900	26,162
3.375% due 05/15/2044 (h)		13,400	14,182
3.625% due 02/15/2044		1,100	1,217
3.750% due 11/15/2043 (h)		11,000	12,448
4.250% due 05/15/2039 (h)		2,200	2,667
4.375% due 11/15/2039 (h)		7,500	9,245
4.375% due 05/15/2040		4,400	5,428
4.500% due 08/15/2039 (h)		3,500	4,389
4.625% due 02/15/2040 (h)		1,700	2,169
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)		25,951	26,014
0.125% due 07/15/2022 (j)(l)		13,139	13,181
0.625% due 01/15/2026 (j)		1,017	1,027
0.750% due 02/15/2042 (l)		1,070	1,014
0.750% due 02/15/2045		13,857	13,058
1.000% due 02/15/2046		4,183	4,203
1.750% due 01/15/2028 (h)		25,914	28,957
2.000% due 01/15/2026 (h)(j)		22,774	25,674
2.375% due 01/15/2025 (j)		22,056	25,339
2.375% due 01/15/2027		17,380	20,375
2.500% due 01/15/2029 (h)		26,119	31,534
3.625% due 04/15/2028		4,483	5,901
3.875% due 04/15/2029 (l)		2,059	2,817
U.S. Treasury Notes
2.000% due 08/31/2021 (l)		100	100

Total U.S. Treasury Obligations (Cost $403,139)			391,850

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.7%
Adjustable Rate Mortgage Trust
1.256% due 10/25/2035		2,906	2,722
Alba PLC
0.538% due 11/21/2037	GBP	2,498	2,849
0.541% due 03/17/2039		4,582	5,210
1.508% due 04/24/2049		4,287	5,285
BAMLL Commercial Mortgage Securities Trust
1.924% due 01/15/2028		$8,200	8,214
Banc of America Funding Trust
3.027% due 05/25/2035		3,429	3,512
Banc of America Mortgage Trust
6.500% due 10/25/2031		14	14
BCAP LLC Trust
0.714% due 06/26/2037		461	459
Bear Stearns Adjustable Rate Mortgage Trust
2.753% due 02/25/2033		40	40
2.820% due 08/25/2035		139	139
Chase Mortgage Finance Trust
3.176% due 02/25/2037		62	60
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.986% due 10/25/2035		2,515	2,241
Citigroup Mortgage Loan Trust, Inc.
3.387% due 09/25/2037		4,600	4,464
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.348% due 11/10/2049		2,300	2,360
Countrywide Home Loan Mortgage Pass-Through Trust
3.131% due 11/19/2033		311	306
Credit Suisse First Boston Mortgage Securities Corp.
2.884% due 09/25/2033		8	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		5,037	3,936

DBRR Trust
5.524% due 06/17/2049		3,029	3,040
Deco - Bonn Ltd.
1.250% due 11/07/2024	EUR	4,770	5,050
Eurohome UK Mortgages PLC
0.523% due 06/15/2044	GBP	3,600	4,158
Eurosail PLC
1.325% due 06/13/2045		6,490	7,318
1.327% due 06/13/2045		8,400	9,938
Great Hall Mortgages PLC
1.123% due 06/18/2039		$3,250	3,103
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,105
3.278% due 11/10/2049		3,500	3,572
GSR Mortgage Loan Trust
3.010% due 09/25/2035		5,090	5,286
3.455% due 01/25/2035		1,251	1,199
HomeBanc Mortgage Trust
1.006% due 03/25/2035		1,202	1,020
Impac CMB Trust
1.536% due 10/25/2034		5,801	5,522
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,918
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,505
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.154% due 01/15/2033		3,600	3,611
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,674
2.962% due 10/05/2028		4,100	4,124
Kensington Mortgage Securities PLC
1.129% due 06/14/2040		2,458	2,320
Leek Finance Number Eighteen PLC
1.214% due 12/21/2038		735	792
Ludgate Funding PLC
0.575% due 12/01/2060	GBP	3,502	4,029
Mansard Mortgages Parent Ltd.
0.581% due 04/15/2047		1,053	1,218
MASTR Adjustable Rate Mortgages Trust
3.043% due 11/21/2034		$2,347	2,402
Merrill Lynch Mortgage Investors Trust
1.006% due 11/25/2035		573	529
1.960% due 01/25/2029		301	285
Money Partners Securities PLC
0.084% due 09/14/2039	EUR	1,762	1,756
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	5,978
3.150% due 03/15/2048		7,000	7,116
Morgan Stanley Capital Trust
3.402% due 07/13/2029		3,300	3,382
3.436% due 12/15/2049		2,200	2,243
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		6,776	6,794
5.793% due 08/15/2045		3,046	3,054
Morgan Stanley Resecuritization Trust
0.844% due 04/26/2053		618	604
ResLoC UK PLC
0.032% due 12/15/2043	EUR	6,611	6,439
RFTI Issuer Ltd.
2.454% due 08/15/2030		$5,763	5,757
RMAC PLC
0.506% due 06/12/2037	GBP	1,547	1,782
Sequoia Mortgage Trust
0.939% due 07/20/2036		$3,271	3,004
Structured Adjustable Rate Mortgage Loan Trust
3.204% due 09/25/2034		2,216	2,205
3.268% due 09/25/2034		4,970	4,905
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.459% due 07/25/2034		2,891	2,952
8.042% due 01/25/2032		687	675
Thrones PLC
1.902% due 07/20/2044	GBP	2,896	3,596
Trinity Square PLC
1.551% due 07/15/2051		3,214	3,968
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 07/25/2045		$293	279
1.046% due 10/25/2045		6,825	6,574
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,474
3.486% due 12/15/2059		4,800	4,914
Wells Fargo Mortgage-Backed Securities Trust
3.010% due 05/25/2035		2,688	2,732

3.013% due 06/25/2035		3,083	3,166

Total Non-Agency Mortgage-Backed Securities (Cost $223,829)			210,886

ASSET-BACKED SECURITIES 7.9%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019		2,051	2,054
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 01/25/2036		3,380	3,300
Auto ABS
0.600% due 09/27/2024	EUR	1,438	1,519
BA Credit Card Trust
1.034% due 06/15/2020		$8,300	8,313
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		3,387	3,381
3.598% due 09/29/2031		3,920	3,915
Capital One Multi-Asset Execution Trust
1.154% due 02/15/2022		3,400	3,415
Countrywide Asset-Backed Certificates
1.036% due 02/25/2036		1,194	1,186
1.056% due 06/25/2036		3,209	3,142
Countrywide Asset-Backed Certificates Trust
1.296% due 12/25/2034		3,868	3,694
CPS Auto Trust
1.500% due 06/15/2020		2,629	2,627
Dell Equipment Finance Trust
1.649% due 12/22/2017		1,568	1,570
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		24	28
Eagle Ltd.
2.570% due 12/15/2039		1,300	1,292
GSAMP Trust
1.606% due 02/25/2047		4,087	4,058
JPMorgan Mortgage Acquisition Corp.
0.936% due 03/25/2036		2,012	2,004
MASTR Specialized Loan Trust
1.056% due 01/25/2036		1,448	1,427
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		5,700	5,694
Merrill Lynch Mortgage Investors Trust
1.551% due 09/25/2035		3,424	3,244
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,166
Option One Mortgage Loan Trust
1.596% due 02/25/2033		1,168	1,129
Option One Mortgage Loan Trust Asset-Backed Certificates
1.196% due 11/25/2035		2,494	2,458
Park Place Securities, Inc.
1.206% due 09/25/2035		1,610	1,604
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.596% due 01/25/2036		2,000	1,979
Residential Asset Securities Corp. Trust
1.026% due 04/25/2036		2,592	2,532
1.046% due 03/25/2036		1,902	1,894
1.206% due 09/25/2035		1,717	1,674
SLM Private Education Loan Trust
1.850% due 06/17/2030		3,500	3,482
SoFi Professional Loan Program LLC
1.706% due 01/25/2039		4,391	4,396
SpringCastle America Funding LLC
3.050% due 04/25/2029		3,389	3,410
Structured Asset Investment Loan Trust
1.656% due 01/25/2035		2,180	2,165
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		2,760	2,755
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		1,592	1,609
VOLT LLC
3.250% due 02/25/2055		2,716	2,716
3.500% due 07/25/2046		3,619	3,615
3.500% due 09/25/2046		2,565	2,565
3.875% due 04/25/2055		789	794
4.250% due 02/26/2046		2,025	2,051
Wells Fargo Home Equity Asset-Backed Securities Trust
1.006% due 07/25/2036		4,430	4,358
1.756% due 10/25/2034		2,239	2,202

Total Asset-Backed Securities (Cost $112,308)			113,417

SOVEREIGN ISSUES 2.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,466
Export-Import Bank of Korea
2.250% due 01/21/2020		8,700	8,670

Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,000	1,956
Korea Development Bank
3.500% due 08/22/2017		300	303
Korea Housing Finance Corp.
2.000% due 10/11/2021		5,800	5,561
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		2,300	2,339
Province of Ontario
1.650% due 09/27/2019		600	597
3.150% due 06/02/2022	CAD	1,200	954
4.000% due 10/07/2019		$900	951
4.400% due 04/14/2020		1,600	1,724
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	810
6.350% due 01/30/2026		$600	744
Republic of Germany
0.500% due 02/15/2026	EUR	7,700	8,399
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,915

Total Sovereign Issues (Cost $40,249)			39,389

SHORT-TERM INSTRUMENTS 16.3%
CERTIFICATES OF DEPOSIT 4.6%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		5,000	5,004
Barclays Bank PLC
1.745% due 11/06/2017		5,100	5,105
1.751% due 09/08/2017		7,200	7,211
Credit Suisse AG
1.753% due 09/12/2017		5,500	5,508
Mitsubishi UFJ Trust & Banking Corp.
1.713% due 09/19/2017		3,300	3,306
Natixis S.A.
1.688% due 09/25/2017		14,300	14,349
Norinchukin Bank
1.589% due 10/10/2017		7,100	7,117
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		3,400	3,406
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017		7,900	7,913
1.723% due 09/18/2017		6,500	6,513

			65,432

COMMERCIAL PAPER 2.5%
Dominion Resources
0.925% due 01/23/2017		5,000	4,997
Energy Transfer Partners LP
1.582% due 01/09/2017		1,000	1,000
Engie
1.649% due 10/03/2017		2,800	2,769
Ford Motor Credit Co.
1.700% due 10/05/2017		2,300	2,267
1.754% due 09/12/2017		5,700	5,626
ITT, Inc.
1.116% due 01/09/2017		1,275	1,275
Natixis NY
1.434% due 07/03/2017		4,100	4,073
Plains All American Pipeline
1.575% due 01/03/2017		5,400	5,399
South Carolina Fuel Co., Inc.
1.066% due 01/27/2017		8,500	8,494

			35,900

REPURCHASE AGREEMENTS (g) 0.2%			3,460

JAPAN TREASURY BILLS 6.4%
(0.312)% due 01/10/2017 - 04/06/2017 (b)(c)	JPY	10,680,000	91,423

U.S. TREASURY BILLS 2.6%
0.446% due 02/02/2017 - 03/09/2017 (b)(c)(h)(j)(l)	$37,889	37,871

Total Short-Term Instruments (Cost $238,774)		234,086

Total Investments in Securities (Cost $2,149,574)		2,122,066

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	1,915,424	18,934

Total Short-Term Instruments (Cost $18,934)		18,934

Total Investments in Affiliates (Cost $18,934)		18,934

Total Investments 149.4% (Cost $2,168,508)		$2,141,000
Financial Derivative Instruments (i)(k) 0.7% (Cost or Premiums, net $(3,147))		9,425
Other Assets and Liabilities, net (50.1)%		(717,396)

Net Assets 100.0%		$1,433,029

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	11/25/2014 - 12/05/2014	$2,238	$625	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$3,460	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(3,532)	$3,460	$3,460

Total Repurchase Agreements						$(3,532)	$3,460	$3,460

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
MSC	0.990%	11/09/2016	01/09/2017	$(7,525)	$(7,537)
	1.100	12/01/2016	01/03/2017	(53,375)	(53,429)
NOM	1.200	12/01/2016	01/03/2017	(911)	(912)
TDM	0.820	10/14/2016	01/13/2017	(58,335)	(58,443)
	0.840	10/21/2016	01/20/2017	(9,208)	(9,224)
	0.870	10/28/2016	01/27/2017	(9,237)	(9,252)
	0.880	10/25/2016	01/12/2017	(2,536)	(2,540)
	0.880	11/01/2016	01/03/2017	(1,479)	(1,482)
	0.910	11/02/2016	01/04/2017	(8,599)	(8,613)
	0.950	11/03/2016	01/04/2017	(26,114)	(26,156)
	1.000	11/09/2016	01/09/2017	(7,090)	(7,100)
	1.000	11/21/2016	01/13/2017	(5,855)	(5,862)
	1.000	11/22/2016	01/13/2017	(12,618)	(12,633)
	1.030	11/29/2016	01/10/2017	(10,862)	(10,872)

Total Sale-Buyback Transactions					$(214,055)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(122,636) at a weighted average interest rate of 0.720%.
(4)	Payable for sale-buyback transactions includes $(34) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	01/01/2047	$20,560	$(20,888)	$(21,061)

Total Short Sales				$(20,888)	$(21,061)

(h)	Securities with an aggregate market value of $213,571 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	173	$(5)	$0	$(5)
3-Month Euribor March Futures	Short	03/2018	305	(4)	0	(4)
Canada Government 10-Year Bond March Futures	Short	03/2017	46	53	0	(4)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	17	(44)	8	(10)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	22	(37)	10	(11)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,411	(341)	232	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	2,212	(833)	760	0
United Kingdom Long Gilt March Futures	Short	03/2017	215	(539)	11	(220)

Total Futures Contracts				$(1,750)	$1,021	$(254)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Dominion Resources, Inc.	1.000%	03/20/2021	0.394%		$1,700	$(43)	$(3)	$0	$0
General Motors Co.	5.000	06/20/2021	1.457		1,500	225	19	0	0
Viacom, Inc.	1.000	06/20/2021	1.201		3,000	(24)	(59)	0	(2)
Volkswagen International Finance NV	1.000	06/20/2017	0.247	EUR	6,300	27	17	1	0
Volkswagen International Finance NV	1.000	06/20/2021	0.961		3,500	8	21	0	(2)

						$193	$(5)	$1	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(386)	$(114)	$0	$(25)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		1,000	98	111	0	(8)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		$5,800	(109)	(170)	0	(17)
Receive *	3-Month USD-LIBOR	1.500	06/15/2019		239,100	1,146	2,561	0	(48)
Receive *	3-Month USD-LIBOR	1.250	06/21/2019		36,100	321	409	0	(7)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(748)	504	0	(42)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		55,300	(258)	1,579	0	(46)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		25,600	569	730	0	(29)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		74,200	(803)	(710)	0	(107)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	39	67	6	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		41,800	180	215	0	(133)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		3,100	164	253	0	(10)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		1,400	117	(6)	0	(5)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		107,400	(2,889)	(6,471)	0	(914)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		19,500	385	1,412	0	(171)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		18,200	440	43	0	(72)
Receive *	6-Month GBP-LIBOR	1.000	03/15/2027		4,100	123	123	0	(31)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		7,500	(164)	(579)	0	(126)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		3,190,000	(304)	(74)	0	(67)

						$(2,079)	$(117)	$6	$(1,858)

Total Swap Agreements						$(1,886)	$(122)	$7	$(1,862)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $32,749 and cash of $2,752 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	9,505		$6,842	$0	$(17)
	01/2017	KRW	7,128,522		6,084	179	0
	01/2017		$1,141	MYR	5,100	0	(4)
	02/2017		6,837	AUD	9,505	17	0
BOA	01/2017	JPY	190,000		$1,883	257	0
	01/2017	SGD	12,705		8,913	141	0
	01/2017	TWD	118,475		3,673	10	(9)
	01/2017		$31,341	EUR	30,136	386	0
	01/2017		3,255	KRW	3,826,903	0	(85)
	01/2017		19,064	SGD	27,384	0	(156)
	01/2017		2,487	TWD	79,094	0	(33)
	02/2017	EUR	30,136		$31,385	0	(384)
	02/2017		$1,606	RUB	104,904	84	0
	03/2017	JPY	460,000		$4,099	152	0
	03/2017	SGD	20,959		14,498	30	0
	03/2017	TWD	125,700		3,953	73	0
	04/2017	DKK	37,250		5,654	353	0
BPS	01/2017	GBP	55,569		69,486	998	0
	01/2017		$3,563	EUR	3,350	0	(37)
	01/2017		4,685	GBP	3,761	0	(49)
	02/2017	GBP	5,152		$6,429	73	0
	02/2017	JPY	450,000		4,149	289	0
	02/2017		$1,410	CHF	1,418	0	(14)
	02/2017		15,375	MXN	303,523	0	(814)
	01/2018	BRL	230		$67	2	0
BRC	01/2017		$1,777	KRW	2,089,988	0	(46)
	02/2017	JPY	100,000		$922	64	0
	02/2017		$1,421	JPY	162,500	0	(27)
	03/2017	JPY	100,000		$853	0	(6)
CBK	01/2017	DKK	14,620		2,210	140	0
	01/2017	GBP	4,204		5,304	123	0
	01/2017	JPY	140,000		1,388	189	0
	01/2017	KRW	2,308,143		2,021	110	0
	01/2017		$6,159	KRW	7,072,126	0	(301)
	02/2017	AUD	13,240		$10,204	659	0
	02/2017	JPY	3,350,000		31,106	2,374	0
	02/2017	MXN	23,914		1,149	2	0
	03/2017	JPY	3,300,000		29,294	977	(8)
	03/2017	TWD	101,056		3,199	79	0
	03/2017		$2,797	TWD	89,238	0	(42)
DUB	01/2017	SGD	3,009		$2,084	6	0
	01/2017		$479	KRW	565,244	0	(11)
	01/2017		2,152	SGD	3,048	0	(47)
	02/2017	MXN	285,871		$14,803	1,089	0
FBF	02/2017	RUB	223,223		3,444	0	(153)
	02/2017		$5,601	MXN	105,567	0	(537)
	03/2017	TWD	490,093		$15,551	422	0
GLM	01/2017	EUR	20,858		22,251	291	0
	01/2017		$1,982	GBP	1,589	0	(23)
	01/2017		2,950	KRW	3,351,274	0	(174)
	02/2017	DKK	9,855		$1,388	0	(10)
	02/2017	JPY	102,000		993	119	0
	02/2017	NZD	6,972		5,063	226	0
	02/2017	RUB	103,709		1,603	0	(68)
	02/2017		$2,279	JPY	250,200	0	(134)
	02/2017		10,387	MXN	213,906	0	(124)
	02/2017		4,891	NZD	6,942	0	(75)
	02/2017		1,398	RUB	92,109	86	0
HUS	01/2017	SGD	1,302		$934	35	0
	01/2017	TWD	79,108		2,487	32	0
	01/2017		$9,740	AUD	13,083	0	(299)
	01/2017		187	INR	12,628	0	(1)
	01/2017		9,188	KRW	10,738,842	0	(293)
	01/2017		2,445	TWD	79,108	9	0
	02/2017	RUB	281,548		$4,342	0	(194)
	10/2017	DKK	49,130		7,311	246	0
IND	01/2017		$54,674	GBP	44,657	366	0
	02/2017	GBP	44,657		$54,709	0	(369)
	02/2017	JPY	194,137		1,846	181	0
JPM	01/2017	AUD	3,578		2,631	50	0
	01/2017	CAD	2,673		1,993	2	0
	01/2017	EUR	4,630		4,930	55	0
	01/2017	JPY	180,000		1,783	243	0
	01/2017	KRW	48,124,828		42,586	2,723	0
	01/2017	SGD	1,519		1,063	14	0
	01/2017		$10,682	GBP	8,525	0	(175)
	01/2017		14,053	KRW	16,520,701	0	(369)
	01/2017		918	MYR	3,999	0	(27)
	01/2017		1,369	SGD	1,951	0	(22)
	01/2017		126	THB	4,535	1	0
	01/2017		1,228	TWD	39,382	0	(10)
	02/2017	CHF	1,188		$1,171	1	0
	02/2017	GBP	1,030		1,276	5	0
	02/2017		$10,801	JPY	1,226,600	0	(283)
	02/2017		5,835	RUB	386,658	395	0
	03/2017	JPY	710,000		$6,343	251	0
	03/2017	SGD	12,888		8,907	11	0
	03/2017	THB	4,536		126	0	(1)
	03/2017	TWD	209,658		6,564	92	0
	04/2017	JPY	160,000		1,364	0	(12)
	01/2018		$67	BRL	230	0	(2)
MSB	01/2017	KRW	3,601,778		$3,069	86	0
	01/2017		$36	MYR	158	0	(1)
	03/2017	MYR	158		$36	1	0
NGF	01/2017	KRW	14,072,472		12,050	393	0
	03/2017	TWD	31,758		1,013	33	0
SCX	01/2017	EUR	7,998		8,328	0	(92)
	01/2017	KRW	10,468,825		8,960	288	0
	01/2017	MYR	11,707		2,790	181	0
	01/2017	SGD	3,097		2,138	0	(1)
	01/2017		$5,253	KRW	6,048,929	0	(243)
	01/2017		560	MYR	2,450	0	(14)
	01/2017		1,187	SGD	1,690	0	(20)
	03/2017	SGD	792		$547	0	0
	03/2017	TWD	135,797		4,261	71	0
SOG	01/2017	SGD	12,440		8,900	310	0
	01/2017		$453	KRW	532,496	0	(12)
	03/2017	TWD	83,289		$2,604	34	0
UAG	01/2017	THB	4,536		129	2	0
	01/2017		$1,533	GBP	1,241	0	(3)
	01/2017		29,348	KRW	34,958,066	0	(391)
	02/2017	JPY	1,410,000		$13,010	914	0
	02/2017	KRW	3,910,850		3,236	0	(3)
	03/2017		33,911,764		28,449	366	0
	03/2017	TWD	45,156		1,420	27	0
	04/2017	JPY	130,000		1,108	0	(10)
	10/2017	DKK	47,800		7,296	422	0

Total Forward Foreign Currency Contracts						$17,840	$(6,235)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2019	0.796%		$1,000	$4	$1	$5	$0
	Mexico Government International Bond	1.000	09/20/2019	0.925		200	1	0	1	0
BPS	Petrobras Global Finance BV	1.000	03/20/2020	3.710		200	(22)	6	0	(16)
	Royal Bank of Scotland PLC	1.000	12/20/2017	0.670	EUR	3,000	6	5	11	0
GST	Petrobras Global Finance BV	1.000	03/20/2020	3.710		$100	(10)	2	0	(8)
HUS	Mexico Government International Bond	1.000	09/20/2019	0.925		100	1	(1)	0	0

							$(20)	$13	$17	$(24)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$17,000	$(1,168)	$974	$0	$(194)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	11,900	(503)	243	0	(260)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	6,800	(530)	453	0	(77)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	9,700	(401)	189	0	(212)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	1,600	(136)	46	0	(90)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,500	(389)	137	0	(252)

					$(3,127)	$2,042	$0	$(1,085)

Total Swap Agreements					$(3,147)	$2,055	$17	$(1,109)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $2,402 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,075	$0	$3,075
Corporate Bonds & Notes
Banking & Finance	0	356,613	0	356,613
Industrials	0	108,883	0	108,883
Utilities	0	33,255	0	33,255
Municipal Bonds & Notes
California	0	14,199	0	14,199
Illinois	0	4,156	0	4,156
Mississippi	0	824	0	824
New York	0	12,155	0	12,155
Texas	0	3,308	0	3,308
Virginia	0	570	0	570
U.S. Government Agencies	0	595,400	0	595,400
U.S. Treasury Obligations	0	391,850	0	391,850
Non-Agency Mortgage-Backed Securities	0	210,886	0	210,886
Asset-Backed Securities	0	112,125	1,292	113,417
Sovereign Issues	0	39,389	0	39,389
Short-Term Instruments
Certificates of Deposit	0	65,432	0	65,432
Commercial Paper	0	35,900	0	35,900
Repurchase Agreements	0	3,460	0	3,460
Japan Treasury Bills	0	91,423	0	91,423
U.S. Treasury Bills	0	37,871	0	37,871
	$0	$2,120,774	$1,292	$2,122,066

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,934	$0	$0	$18,934

Total Investments	$18,934	$2,120,774	$1,292	$2,141,000

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(21,061)	0	(21,061)
U.S. Treasury Obligations	0	0	0	0
	$0	$(21,061)	$0	$(21,061)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,021	7	0	1,028
Over the counter	0	17,857	0	17,857
	$1,021	$17,864	$0	$18,885

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(254)	(1,862)	0	(2,116)
Over the counter	0	(7,344)	0	(7,344)

	$(254)	$(9,206)	$0	$(9,460)

Total Financial Derivative Instruments	$767	$8,658	$0	$9,425

Totals	$19,701	$2,108,371	$1,292	$2,129,364

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return ESG Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.8%
BANK LOAN OBLIGATIONS 0.1%
FCA U.S. LLC
3.500% due 05/24/2017		$1,472	$1,477

Total Bank Loan Obligations (Cost $1,472)			1,477

CORPORATE BONDS & NOTES 32.4%
BANKING & FINANCE 24.8%
Ally Financial, Inc.
2.750% due 01/30/2017		500	500
5.500% due 02/15/2017		2,000	2,009
6.250% due 12/01/2017		2,850	2,960
American Express Bank FSB
6.000% due 09/13/2017		3,700	3,815
American International Group, Inc.
4.125% due 02/15/2024		1,700	1,770
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,013
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,100	330
4.750% due 01/15/2018 ^		1,000	300
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$100	100
Bank Nederlandse Gemeenten NV
1.625% due 11/25/2019		10,200	10,133
Bank of America Corp.
0.401% due 05/23/2017	EUR	500	527
2.151% due 11/09/2020		$5,100	5,035
2.650% due 04/01/2019		4,400	4,447
5.650% due 05/01/2018		3,000	3,144
6.400% due 08/28/2017		4,000	4,123
6.875% due 04/25/2018		3,800	4,040
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,558
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,500	5,307
Barclays PLC
2.992% due 08/10/2021		$4,400	4,512
3.200% due 08/10/2021		800	791
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,100	2,272
7.250% due 04/22/2020		3,300	3,638
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,288
BRFkredit A/S
4.000% due 01/01/2018	DKK	11,200	1,655
Cantor Fitzgerald LP
6.500% due 06/17/2022		$2,800	2,990
CIT Group, Inc.
4.250% due 08/15/2017		300	304
5.250% due 03/15/2018		6,900	7,167
5.500% due 02/15/2019		4,600	4,865
Citigroup, Inc.
1.878% due 06/07/2019		1,900	1,915
2.050% due 06/07/2019		700	698
2.350% due 08/02/2021		3,000	2,935
2.361% due 09/01/2023		1,800	1,837
2.378% due 03/30/2021		700	712
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	1,450	1,801
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	2,500	3,091
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021		$3,200	3,320
3.750% due 03/26/2025		1,900	1,872
3.800% due 09/15/2022		2,700	2,724
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,808
Deutsche Bank AG
3.375% due 05/12/2021		2,700	2,673
4.250% due 10/14/2021		3,400	3,414
Ford Motor Credit Co. LLC
1.660% due 01/17/2017		11,400	11,403
General Motors Financial Co., Inc.
3.150% due 01/15/2020		2,300	2,315
4.375% due 09/25/2021		1,400	1,452

Goldman Sachs Group, Inc.
3.750% due 05/22/2025		4,200	4,213
HCP, Inc.
4.000% due 12/01/2022		1,700	1,750
Hospitality Properties Trust
4.250% due 02/15/2021		800	828
HSBC Holdings PLC
6.000% due 09/29/2023 (e)	EUR	200	218
ING Bank NV
2.625% due 12/05/2022		$2,200	2,187
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	20,933
iStar, Inc.
4.000% due 11/01/2017		1,400	1,411
JPMorgan Chase & Co.
2.400% due 06/07/2021		200	198
3.625% due 05/13/2024		2,700	2,746
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	6,708
KEB Hana Bank
3.125% due 06/26/2017		1,900	1,911
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		7,800	10,433
Macquarie Bank Ltd.
6.625% due 04/07/2021		1,825	2,052
Mizuho Bank Ltd.
1.447% due 09/25/2017		4,500	4,499
MMcapS Funding Ltd.
1.287% due 12/26/2039		350	262
Morgan Stanley
2.450% due 02/01/2019		2,100	2,115
National Australia Bank Ltd.
2.400% due 12/07/2021		4,000	3,977
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	17,800	2,565
Nykredit Realkredit A/S
1.000% due 04/01/2017		14,200	2,022
1.000% due 10/01/2017		10,700	1,532
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,019
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	45,700	6,471
1.000% due 01/01/2018		10,000	1,437
2.000% due 01/01/2017		8,900	1,260
2.000% due 04/01/2017		34,000	4,843
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,010	955
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		4,400	4,763
Springleaf Finance Corp.
6.900% due 12/15/2017		2,500	2,613
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		2,600	2,676
Synchrony Financial
2.287% due 11/09/2017		2,300	2,315
UBS AG
1.491% due 06/01/2017		1,700	1,702
1.781% due 06/01/2020		600	601
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		5,000	5,003
Unibail-Rodamco SE
1.650% due 04/16/2019		5,500	5,479
Wells Fargo & Co.
2.117% due 10/31/2023		4,000	4,053
2.550% due 12/07/2020		1,000	1,001

			256,314

INDUSTRIALS 3.8%
Apple, Inc.
2.850% due 05/06/2021		1,100	1,125
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,102
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		110	111
Diamond Finance Corp.
4.420% due 06/15/2021		600	621
5.450% due 06/15/2023		1,000	1,061
Dynegy, Inc.
6.750% due 11/01/2019		1,900	1,943
General Motors Co.
4.875% due 10/02/2023		2,000	2,097
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,567

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	$1,100	1,278
Kinder Morgan, Inc.
5.000% due 02/15/2021	2,000	2,131
5.300% due 12/01/2034	2,300	2,337
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,809	1,791
President and Fellows of Harvard College
6.500% due 01/15/2039	2,600	3,692
Regency Energy Partners LP
4.500% due 11/01/2023	2,900	2,944
Rohm & Haas Co.
6.000% due 09/15/2017	574	592
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	3,000	3,244
Statoil ASA
1.343% due 11/08/2018	2,000	2,003
Time Warner Cable LLC
8.750% due 02/14/2019	2,069	2,332
Western Gas Partners LP
4.000% due 07/01/2022	1,000	1,016
Williams Partners LP
3.900% due 01/15/2025	2,853	2,799

		39,786

UTILITIES 3.8%
AT&T, Inc.
2.800% due 02/17/2021	2,000	1,984
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	1,023
Dominion Resources, Inc.
4.450% due 03/15/2021	2,400	2,565
Duke Energy Corp.
3.750% due 04/15/2024	3,000	3,095
Genesis Energy LP
5.625% due 06/15/2024	2,000	1,975
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	750	343
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)	513	153
Pacific Gas & Electric Co.
2.450% due 08/15/2022	2,660	2,628
Petrobras Global Finance BV
6.250% due 03/17/2024	300	289
7.875% due 03/15/2019	292	314
8.375% due 05/23/2021	1,400	1,512
Southern Power Co.
2.500% due 12/15/2021	8,100	7,934
Verizon Communications, Inc.
2.709% due 09/14/2018	14,500	14,827
3.000% due 11/01/2021	700	705

		39,347

Total Corporate Bonds & Notes (Cost $336,335)		335,447

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 1.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,377
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,251
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	4,100	6,070
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,115
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,944
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,288
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,074
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	231

		16,479

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,289

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	252
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	1,929

		3,470

MASSACHUSETTS 0.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,836

NEBRASKA 0.3%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,400	2,894

Total Municipal Bonds & Notes (Cost $22,356)		24,679

U.S. GOVERNMENT AGENCIES 53.2%
Fannie Mae
0.816% due 07/25/2037	655	640
0.843% due 06/25/2055	4,188	4,162
0.983% due 09/25/2046	3,105	3,099
1.006% due 05/25/2037	31	31
1.116% due 03/25/2037	63	63
1.356% due 05/25/2040	1,527	1,533
1.741% due 07/01/2044	113	115
2.301% due 01/01/2035	165	170
2.310% due 08/01/2022	200	199
2.356% due 08/01/2035	899	932
2.694% due 08/01/2035	228	243
2.743% due 03/01/2033	10	10
2.761% due 07/01/2035	1,027	1,081
2.789% due 04/01/2038	184	195
2.858% due 05/25/2035	120	126
2.870% due 09/01/2027	3,400	3,334
2.888% due 09/01/2034	123	130
2.902% due 04/01/2038	61	65
2.954% due 09/01/2035	37	39
2.982% due 04/01/2038	51	54
3.001% due 07/01/2034	7	8
3.061% due 09/01/2037	37	40
3.500% due 10/01/2025 - 11/01/2025	509	531
4.000% due 12/01/2018 - 11/01/2030	918	967
4.500% due 08/01/2018 - 10/01/2042	2,755	2,962
5.000% due 03/01/2034 - 02/01/2041	370	408
5.500% due 12/01/2018 - 07/01/2041	22,560	25,188
5.500% due 04/01/2034 (h)	7,938	8,896
5.866% due 02/01/2031	1	1
6.000% due 02/01/2017 - 09/01/2039	4,775	5,431
6.500% due 01/01/2026 - 06/25/2044	86	97
7.500% due 02/01/2027	84	91
Fannie Mae, TBA
3.000% due 01/01/2032 - 02/01/2047	111,000	110,725
3.500% due 01/01/2047 - 02/01/2047	158,000	161,680
4.000% due 01/01/2047 - 02/01/2047	76,500	80,299
4.500% due 02/01/2047	29,000	31,150
6.000% due 01/01/2047	3,000	3,397
Freddie Mac
1.414% due 10/15/2037	21	21
2.791% due 12/01/2022	13	14
2.908% due 04/01/2033	2	2
2.930% due 04/01/2038	254	270
2.945% due 07/01/2030	9	9
3.052% due 08/15/2032	84	89
3.500% due 10/01/2025 - 11/01/2025	109	114
4.000% due 08/01/2030 - 02/01/2041	539	570
4.500% due 02/01/2029 - 01/01/2036	1,243	1,335
5.000% due 10/01/2039	38	42
5.500% due 06/01/2019 - 01/01/2039	958	1,069
6.000% due 08/01/2026 - 05/01/2040	4,289	4,857
6.500% due 05/15/2032	3,867	4,365
7.000% due 02/15/2027 - 07/01/2029	415	462
7.500% due 09/01/2025	5	5
Freddie Mac, TBA
3.500% due 02/01/2047	13,000	13,284
4.000% due 02/01/2047	40,000	41,936
4.500% due 01/01/2047	6,000	6,439
Ginnie Mae
0.900% due 06/20/2061	2,346	2,338
1.130% due 05/20/2065	1,428	1,409
1.307% due 02/16/2030	30	30
1.330% due 09/20/2066	6,010	5,984
2.000% due 01/20/2024 - 02/20/2032	538	556
2.125% due 06/20/2022 - 08/20/2027	140	144
4.000% due 09/20/2040	58	63

5.000% due 03/15/2033 - 05/15/2042	3,152	3,475
6.000% due 04/15/2037	38	43
7.000% due 08/15/2031 - 02/20/2032	10	12
Ginnie Mae, TBA
3.500% due 02/01/2047	2,000	2,075
4.000% due 01/01/2047 - 02/01/2047	9,000	9,546
5.000% due 01/01/2047	1,000	1,092
Small Business Administration
5.130% due 09/01/2023	100	107
5.520% due 06/01/2024	520	556

Total U.S. Government Agencies (Cost $545,668)		550,405

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	3,000	2,516
2.500% due 02/15/2045	3,700	3,289
2.500% due 02/15/2046 (l)	2,000	1,773
2.750% due 11/15/2042 (h)	8,800	8,296
2.875% due 05/15/2043	2,600	2,507
2.875% due 08/15/2045 (h)	19,900	19,110
3.000% due 11/15/2044 (h)	18,100	17,844
3.125% due 08/15/2044 (h)	28,400	28,687
3.375% due 05/15/2044 (h)(l)	58,600	62,022
3.625% due 08/15/2043 (h)	1,200	1,328
3.625% due 02/15/2044 (h)(l)	800	885
3.750% due 11/15/2043	7,200	8,148
4.250% due 05/15/2039	1,700	2,061
4.375% due 11/15/2039 (h)	13,100	16,147
4.375% due 05/15/2040 (h)	700	864
4.500% due 08/15/2039 (h)	2,700	3,385
4.625% due 02/15/2040 (h)(l)	1,100	1,404
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)	12,824	12,865
0.125% due 01/15/2023 (j)	1,047	1,040
0.750% due 02/15/2045	10,983	10,350
1.000% due 02/15/2046	714	718
1.750% due 01/15/2028	33,922	37,904
2.000% due 01/15/2026	19,120	21,555
2.375% due 01/15/2025	19,876	22,835
2.375% due 01/15/2027	14,024	16,440
2.500% due 01/15/2029	4,841	5,845
3.625% due 04/15/2028	1,196	1,573
3.875% due 04/15/2029	6,764	9,256
U.S. Treasury Notes
1.375% due 03/31/2020 (j)(l)	1,300	1,293
2.000% due 10/31/2021 (j)(l)	3,800	3,808
2.250% due 11/15/2024 (h)	29,800	29,583

Total U.S. Treasury Obligations (Cost $357,460)		355,331

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Banc of America Commercial Mortgage Trust
5.638% due 04/10/2049	37	37
Banc of America Mortgage Trust
3.190% due 09/25/2034	2,089	2,044
BCAP LLC Trust
5.086% due 03/26/2037	368	355
BCRR Trust
5.858% due 07/17/2040	1,450	1,452
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	222	222
Bear Stearns Structured Products, Inc. Trust
3.107% due 12/26/2046	917	711
Countrywide Alternative Loan Trust
0.919% due 02/20/2047 ^	2,544	1,784
0.926% due 05/25/2047	980	856
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019	258	258
GSMPS Mortgage Loan Trust
1.156% due 04/25/2036	2,554	2,126
HSI Asset Loan Obligation Trust
3.247% due 09/25/2037 ^	4,175	3,410
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	8	8
IndyMac Mortgage Loan Trust
3.019% due 01/25/2036 ^	1,500	1,249
3.687% due 01/25/2037 ^	2,740	2,700
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	29	29
5.440% due 06/12/2047	257	256
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051	1,800	1,810
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	3,510	2,858

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		414	415
5.858% due 07/15/2040		42	42
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		2,907	2,847
MASTR Alternative Loan Trust
5.000% due 11/25/2018		620	621
MASTR Asset Securitization Trust
4.500% due 11/25/2018		164	165
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,205	2,210
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	5,083
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		990	992
Residential Accredit Loans, Inc. Trust
0.941% due 08/25/2036		3,146	2,664
0.946% due 07/25/2036		2,757	2,285
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037		2,131	1,602
Thornburg Mortgage Securities Trust
2.877% due 10/25/2046		2,296	2,183
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		1,051	1,049
5.509% due 04/15/2047		5,862	5,874
5.969% due 02/15/2051		70	71
WaMu Mortgage Pass-Through Certificates Trust
1.767% due 11/25/2042		120	112
2.648% due 12/25/2036 ^		1,456	1,341
2.808% due 03/25/2037		2,451	2,350
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		320	315

Total Non-Agency Mortgage-Backed Securities (Cost $54,942)			54,386

ASSET-BACKED SECURITIES 6.4%
ALESCO Preferred Funding Ltd.
1.328% due 12/23/2036		1,253	908
1.338% due 09/23/2036		1,385	1,018
1.748% due 09/23/2038		605	508
ARES CLO Ltd.
2.164% due 10/12/2023		2,500	2,501
Bear Stearns Asset-Backed Securities Trust
0.916% due 08/25/2036		708	717
Bosphorus CLO
1.430% due 10/15/2025	EUR	6,076	6,419
CELF Loan Partners PLC
0.051% due 05/03/2023		304	319
0.821% due 05/03/2023	GBP	936	1,151
Countrywide Asset-Backed Certificates
0.986% due 05/25/2037		$2,300	1,545
0.996% due 12/25/2031 ^		171	129
Countrywide Asset-Backed Certificates Trust
1.679% due 07/25/2035		7,100	6,590
GSAMP Trust
0.826% due 12/25/2036		371	200
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036		291	115
JPMorgan Mortgage Acquisition Corp.
1.166% due 10/25/2035 ^		3,300	2,821
Lehman XS Trust
6.160% due 01/25/2036		4,780	3,635
Morgan Stanley ABS Capital, Inc. Trust
0.906% due 06/25/2036		4,041	3,513
2.006% due 07/25/2037		400	280
Morgan Stanley IXIS Real Estate Capital Trust
0.906% due 11/25/2036		11,239	5,178
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037		435	215
New Century Home Equity Loan Trust
3.756% due 01/25/2033 ^		1,857	1,621
Option One Mortgage Loan Trust
0.976% due 02/25/2037		5,491	3,397
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.556% due 12/25/2034		6,490	5,825
2.631% due 12/25/2034		6,460	5,342
Penta CLO S.A.
0.001% due 06/04/2024	EUR	42	45
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,539	3,693
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		1,100	1,086
Tropic CDO Ltd.
1.200% due 07/15/2036		2,919	2,073

Wells Fargo Home Equity Asset-Backed Securities Trust
1.086% due 05/25/2036		5,300	4,459
1.346% due 11/25/2035		1,000	968

Total Asset-Backed Securities (Cost $64,682)			66,271

SOVEREIGN ISSUES 10.9%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,000	1,077
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	143,500	42,743
0.000% due 10/01/2017 (c)		85,600	24,175
0.000% due 01/01/2018 (c)		300	83
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	9,952
Province of Ontario
1.650% due 09/27/2019		7,800	7,756
3.150% due 06/02/2022	CAD	8,400	6,675
4.000% due 10/07/2019		$4,400	4,648
4.000% due 06/02/2021	CAD	8,900	7,299
Province of Quebec
3.500% due 07/29/2020		$1,000	1,054
3.500% due 12/01/2022	CAD	3,000	2,429
4.250% due 12/01/2021		6,000	5,002

Total Sovereign Issues (Cost $117,575)			112,893

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. (a)
6.250% due 07/15/2033		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		2,000	2,395
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		6,000	7,670

			10,065

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	146

Total Preferred Securities (Cost $10,093)			10,211

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 3.3%
Barclays Bank PLC
1.745% due 11/06/2017		$7,700	7,707
Credit Suisse AG
1.753% due 09/12/2017		6,300	6,309
Natixis S.A.
1.688% due 09/25/2017		1,900	1,907
1.688% due 10/02/2017		4,800	4,809
Norinchukin Bank
1.589% due 10/10/2017		5,400	5,413
Sumitomo Mitsui Banking Corp.
1.663% due 09/15/2017		2,600	2,604
Sumitomo Mitsui Trust Bank Ltd.
1.723% due 09/18/2017		5,000	5,010

			33,759

COMMERCIAL PAPER 1.1%
Marriott International
1.096% due 01/19/2017		4,200	4,198
Plains All American Pipeline
1.575% due 01/03/2017		4,100	4,100

Standard Chartered Bank
1.465% due 07/03/2017		2,700	2,681

			10,979

REPURCHASE AGREEMENTS (g) 0.1%			955

JAPAN TREASURY BILLS 7.3%
(0.345)% due 01/10/2017 - 04/06/2017 (b)(c)	JPY	8,880,000	76,025

U.S. TREASURY BILLS 2.0%
0.453% due 02/02/2017 - 03/09/2017 (b)(c)(h)(j)(l)		$20,499	20,489

Total Short-Term Instruments (Cost $144,659)			142,207

Total Investments in Securities (Cost $1,655,242)			1,653,307

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III		3,178,317	31,418

Total Short-Term Instruments (Cost $31,418)			31,418

Total Investments in Affiliates (Cost $31,418)			31,418

Total Investments 162.8% (Cost $1,686,660)			$1,684,725
Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(4,025))			4,027
Other Assets and Liabilities, net (63.2)%			(654,098)

Net Assets 100.0%			$1,034,654

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	01/26/2015	$384	$153	0.01%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$955	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(976)	$955	$955

Total Repurchase Agreements						$(976)	$955	$955

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.070%	11/18/2016	01/18/2017	$(622)	$(623)
	1.150	11/22/2016	01/03/2017	(11,600)	(11,616)
	1.150	12/12/2016	01/03/2017	(6,311)	(6,315)
GRE	0.970	11/03/2016	01/04/2017	(2,324)	(2,328)
JPS	0.790	12/16/2016	03/15/2017	(16,406)	(16,413)
NOM	0.850	10/13/2016	01/18/2017	(9,150)	(9,168)
RDR	0.830	10/20/2016	01/20/2017	(29,133)	(29,183)

Total Reverse Repurchase Agreements					$(75,646)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.040%	11/08/2016	01/06/2017	$(58,490)	$(58,586)
	1.110	11/21/2016	01/20/2017	(31,792)	(31,834)
TDM	0.880	10/25/2016	01/12/2017	(35,884)	(35,946)

Total Sale-Buyback Transactions					$(126,366)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(138,258) at a weighted average interest rate of 0.723%.
(4)	Payable for sale-buyback transactions includes $(30) of deferred price drop.

(h)	Securities with an aggregate market value of $201,473 and cash of $290 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note April Futures	$92.000	03/24/2017	220	$2	$1
Put - CBOT U.S. Treasury 5-Year Note April Futures	93.000	03/24/2017	265	2	1
Put - CBOT U.S. Treasury 5-Year Note April Futures	94.000	03/24/2017	1,991	17	8
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.750	02/24/2017	400	4	10
Put - CBOT U.S. Treasury 10-Year Note April Futures	92.000	03/24/2017	67	1	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	94.000	03/24/2017	253	2	2
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	507	4	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/24/2017	390	3	3

				$35	$28

Total Purchased Options				$35	$28

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	244	$(10)	$0	$(6)
3-Month Euribor June Futures	Short	06/2018	67	(4)	0	(1)
3-Month Euribor March Futures	Short	03/2018	218	(3)	0	(3)
90-Day Eurodollar December Futures	Short	12/2017	581	582	0	(14)
90-Day Eurodollar March Futures	Short	03/2017	856	(687)	0	(11)
Canada Government 10-Year Bond March Futures	Short	03/2017	153	175	0	(14)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	18	(49)	5	(9)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	426	995	247	(202)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	471	(815)	223	(233)
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	130	0	0	0
Put Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	25	0	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	2,876	(1,107)	472	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,328	(489)	457	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	110	(178)	0	(82)
United Kingdom Long Gilt March Futures	Short	03/2017	131	(336)	6	(134)

Total Futures Contracts				$(1,926)	$1,410	$(709)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Dominion Resources, Inc.	1.000%	06/20/2021	0.427%		$2,400	$(60)	$(4)	$0	$0
Tesco PLC	1.000	12/20/2020	1.568	EUR	2,000	(46)	11	1	0

						$(106)	$7	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	10,500	$(578)	$28	$0	$(24)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		800	78	89	0	(6)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$1,100	(11)	(7)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		51,200	(343)	(520)	0	(34)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		32,300	(151)	822	0	(27)
Receive *	3-Month USD-LIBOR	1.450	06/28/2021		34,800	603	666	0	(26)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		35,800	796	741	0	(40)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		45,900	(497)	(691)	0	(66)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,300	(17)	(11)	0	(4)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		11,900	(224)	(168)	0	(35)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		18,300	79	134	0	(58)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		11,700	619	906	0	(39)
Receive	3-Month USD-LIBOR	2.250	12/21/2036		5,500	310	126	0	(33)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		105,400	(2,835)	(9,270)	0	(897)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		5,300	104	121	0	(47)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	17,700	428	118	0	(70)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		4,300	257	107	0	(31)
Receive *	6-Month GBP-LIBOR	1.000	03/15/2027		4,300	129	131	0	(32)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		3,800	(83)	(257)	0	(64)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	2,510,000	(239)	(58)	0	(53)

						$(1,575)	$(6,993)	$0	$(1,586)

Total Swap Agreements						$(1,681)	$(6,986)	$1	$(1,586)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $15,749 and cash of $5,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	5,505		$3,962	$0	$(10)
	01/2017	KRW	4,757,907		4,060	119	0
	01/2017		$2,089	AUD	2,900	3	0
	02/2017		3,960		5,505	10	0
	03/2017	TWD	236,415		$7,403	108	0
BOA	01/2017	BRL	32,074		9,516	0	(339)
	01/2017	DKK	55,235		8,468	647	0
	01/2017	JPY	150,000		1,487	203	0
	01/2017	SGD	18,713		13,259	339	0
	01/2017	TWD	57,913		1,790	0	(7)
	01/2017		$29,524	BRL	96,221	40	0
	01/2017		13,441	EUR	12,924	165	0
	01/2017		2,446	KRW	2,875,762	0	(64)
	01/2017		17,221	SGD	24,757	0	(127)
	01/2017		1,821	TWD	57,913	0	(24)
	02/2017	EUR	12,924		$13,460	0	(165)
	02/2017	TWD	39,172		1,212	4	0
	02/2017		$1,216	RUB	79,429	64	0
	03/2017	JPY	760,000		$6,772	251	0
	03/2017	SGD	19,748		13,660	29	0
	03/2017	TWD	432,940		13,757	393	0
	04/2017	DKK	49,022		7,441	465	0
	05/2017		$434	IDR	6,065,150	6	0
BPS	01/2017	BRL	52,005		$15,957	0	(22)
	01/2017	GBP	17,666		22,090	317	0
	01/2017		$15,288	BRL	52,005	691	0
	01/2017		4,300	GBP	3,452	0	(45)
	02/2017	CHF	1,794		$1,757	0	(10)
	02/2017	JPY	110,000		1,014	71	0
	02/2017		$1,220	CHF	1,227	0	(12)
	02/2017		4,955	JPY	524,900	0	(454)
	02/2017		2,853	MXN	55,531	0	(189)
	04/2017	JPY	580,000		$4,959	0	(27)
	10/2017	BRL	56,800		15,601	0	(696)
	01/2018		121		35	1	0
BRC	01/2017		$1,550	KRW	1,822,281	0	(40)
	02/2017	JPY	30,000		$277	19	0
	02/2017	MXN	42,381		2,065	32	0
	02/2017		$2,004	JPY	229,200	0	(39)
	03/2017	JPY	80,000		$683	0	(5)
CBK	01/2017	BRL	14,155		4,260	0	(89)
	01/2017	GBP	678		855	20	0
	01/2017	JPY	110,000		1,090	149	0
	01/2017	KRW	3,757,782		3,285	172	0
	01/2017		$3,575	AUD	4,797	0	(113)
	01/2017		4,343	BRL	14,155	6	0
	01/2017		2,571	EUR	2,447	5	0
	01/2017		4,651	KRW	5,340,301	0	(227)
	02/2017	AUD	8,470		$6,528	421	0
	02/2017	JPY	1,220,000		11,467	1,005	0
	02/2017	MXN	46,061		2,230	20	0
	02/2017		$1,776	MXN	37,050	1	0
	03/2017	JPY	2,820,000		$24,985	786	(6)
	03/2017		$2,315	TWD	73,860	0	(35)
DUB	01/2017	BRL	4,022		$1,213	0	(23)
	01/2017	KRW	418,940		357	10	0
	01/2017	SGD	2,294		1,589	5	0
	01/2017		$1,206	BRL	4,022	30	0
	01/2017		375	KRW	442,519	0	(8)
	01/2017		1,512	SGD	2,141	0	(33)
	02/2017	MXN	204,586		$10,664	849	0
	03/2017	TWD	73,384		2,323	58	0
	04/2017	BRL	32,300		9,510	0	(172)
	01/2018		300		79	0	(5)
FBF	01/2017		8,831		2,635	0	(78)
	01/2017	KRW	2,341,269		2,019	80	0
	01/2017		$2,710	BRL	8,831	4	0
	02/2017	MXN	22,198		$1,080	15	0
	02/2017	RUB	306,175		4,724	0	(209)
GLM	01/2017	BRL	14,111		4,330	0	(6)
	01/2017	EUR	15,371		16,397	215	0
	01/2017	GBP	4,583		5,784	136	0
	01/2017	KRW	1,174		1	0	0
	01/2017	SGD	4,685		3,240	5	0
	01/2017		$4,062	BRL	14,111	274	0
	01/2017		4,014	GBP	3,221	0	(44)
	01/2017		2,235	KRW	2,539,016	0	(132)
	02/2017	JPY	533,500		$5,195	620	0
	02/2017	NZD	5,294		3,845	172	0
	02/2017	RUB	145,507		2,246	0	(98)
	02/2017		$3,451	CHF	3,459	0	(44)
	02/2017		12,468	MXN	258,512	0	(65)
	02/2017		3,461	NZD	4,946	0	(30)
	02/2017		924	RUB	60,879	57	0
	03/2017	TWD	20,030		$629	11	0
	04/2017	BRL	17,900		5,231	0	(135)
HUS	01/2017	KRW	4,447,924		3,801	117	0
	01/2017	SGD	936		671	25	0
	01/2017	TWD	57,923		1,821	24	0
	01/2017		$1,425	KRW	1,665,526	0	(45)
	01/2017		1,791	TWD	57,923	7	0
	02/2017		8,663	MXN	162,999	0	(843)
	10/2017	DKK	28,963		$4,435	271	0
IND	01/2017		$11,081	GBP	9,051	74	0
	02/2017	GBP	9,051		$11,088	0	(75)
JPM	01/2017	AUD	2,148		1,580	30	0
	01/2017	CAD	347		259	0	0
	01/2017	DKK	12,140		1,800	81	0
	01/2017	JPY	130,000		1,288	175	0
	01/2017	KRW	9,080,301		7,761	240	0
	01/2017	SGD	1,093		765	10	0
	01/2017		$2,107	AUD	2,856	0	(46)
	01/2017		7,818	GBP	6,236	0	(132)
	01/2017		14,182	KRW	16,587,051	0	(443)
	01/2017		742	MYR	3,233	0	(22)
	01/2017		1,136	SGD	1,619	0	(18)
	01/2017		114	THB	4,101	1	0
	02/2017	CHF	2,695		$2,666	12	0
	02/2017	GBP	730		904	4	0
	02/2017	KRW	1,600,716		1,324	0	(2)
	02/2017	MXN	130,114		6,253	24	(14)
	02/2017		$6,495	JPY	738,300	0	(165)
	02/2017		9,086	MXN	190,490	64	(11)
	02/2017		4,382	RUB	290,401	297	0
	03/2017	JPY	720,000		$6,416	238	0
	03/2017	KRW	803,823		675	9	0
	03/2017	SGD	3,659		2,533	8	0
	03/2017	THB	4,101		114	0	(1)
	03/2017	TWD	116,376		3,646	54	0
	04/2017	BRL	54,900		16,119	0	(338)
	04/2017	JPY	1,250,000		10,669	0	(76)
	10/2017	BRL	10,500		2,970	0	(43)
	01/2018		$35	BRL	121	0	(1)
MSB	01/2017	BRL	405		$122	0	(3)
	01/2017		$124	BRL	405	0	0
NGF	03/2017	TWD	97,381		$3,058	53	0
	04/2017	BRL	100		29	0	(1)
SCX	01/2017		3,306		1,010	0	(6)
	01/2017	CAD	29,036		21,524	0	(103)
	01/2017	KRW	5,409,634		4,642	161	0
	01/2017	MYR	8,961		2,136	138	0
	01/2017	SGD	2,066		1,426	0	(1)
	01/2017		$1,014	BRL	3,306	1	0
	01/2017		4,202	KRW	4,905,704	0	(138)
	01/2017		370	MYR	1,620	0	(9)
	01/2017		892	SGD	1,270	0	(15)
	02/2017		1,001	BRL	3,306	6	0
	03/2017	TWD	96,087		$3,015	50	0
	10/2017	BRL	18,300		4,973	0	(278)
SOG	01/2017		$19,953	KRW	23,886,525	0	(167)
	02/2017	MXN	81,437		$3,931	24	0
	02/2017		$2,399	MXN	49,250	0	(36)
	03/2017	KRW	23,493,908		$19,625	169	0
TOR	01/2017	BRL	36,000		10,487	0	(574)
	01/2017		$10,604	BRL	36,000	457	0
	01/2017		21,801	CAD	29,383	84	0
	02/2017	CAD	29,383		$21,808	0	(84)
	03/2017	SGD	1,537		1,061	0	0
	04/2017	BRL	38,300		11,251	0	(230)
UAG	01/2017	KRW	30,027,218		26,490	1,617	0
	01/2017	THB	4,101		116	2	0
	01/2017		$1,195	GBP	967	0	(3)
	01/2017		150	KRW	177,465	0	(3)
	01/2017		955	MYR	4,269	0	(4)
	02/2017	JPY	370,000		$3,414	240	0
	02/2017	KRW	1,340,880		1,110	0	(1)
	02/2017	TWD	35,310		1,092	3	0
	03/2017		50,498		1,588	30	0
	04/2017	JPY	550,000		4,686	0	(42)
	05/2017		$546	IDR	7,635,810	7	0

Total Forward Foreign Currency Contracts						$13,910	$(7,800)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,800	$176	$124
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	14,600	207	110
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,800	259	113

							$642	$347

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2047	$75.000	03/06/2017	$60,000	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	79.000	02/06/2017	24,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	35,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	70.000	01/11/2017	40,000	2	0

					$6	$0

Total Purchased Options					$648	$347

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	3.400	01/05/2017	$2,600	$(30)	$(1)
DUB	Call - OTC USD versus BRL		3.600	02/16/2017	1,800	(24)	(6)
FBF	Call - OTC USD versus BRL		3.350	01/20/2017	4,200	(78)	(30)
	Call - OTC USD versus BRL		3.700	02/23/2017	2,200	(30)	(5)
	Call - OTC USD versus BRL		6.300	01/11/2018	3,000	(160)	(9)
GLM	Call - OTC USD versus BRL		3.450	01/19/2017	2,100	(26)	(5)
JPM	Call - OTC USD versus BRL		3.700	01/18/2017	1,900	(20)	0

						$(368)	$(56)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.975%	02/08/2017	$31,800	$(197)	$(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	02/08/2017	31,800	(229)	(322)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	7,800	(174)	(110)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	14,600	(76)	(9)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	14,600	(132)	(42)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	16,800	(260)	(86)

							$(1,068)	$(582)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$102.941	01/11/2017	$4,000	$(15)	$(6)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.461	01/11/2017	2,000	(4)	(1)

					$(19)	$(7)

Total Written Options					$(1,750)	$(645)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2019	0.796%	$2,500	$6	$6	$12	$0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	3.483	700	(47)	(1)	0	(48)
BRC	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819	1,000	(8)	16	8	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	900	(3)	13	10	0
GST	Morgan Stanley	1.000	12/20/2020	0.714	100	0	1	1	0
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	700	(3)	11	8	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819	2,500	(3)	23	20	0
MYC	Mexico Government International Bond	1.000	03/20/2019	0.796	15,000	38	35	73	0

						$(20)	$104	$132	$(48)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$3,200	$(99)	$81	$0	$(18)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,061	0	6	6	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,100	(645)	553	0	(92)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	27,600	(1,237)	634	0	(603)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,218	0	12	12	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,300	(633)	527	0	(106)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,600	(201)	55	0	(146)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	238	(2)	2	0	0
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	3,000	(121)	55	0	(66)

					$(2,938)	$1,925	$18	$(1,031)

Total Swap Agreements					$(2,958)	$2,029	$150	$(1,079)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $2,657 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,477	$0	$1,477
Corporate Bonds & Notes
Banking & Finance	0	256,314	0	256,314
Industrials	0	39,786	0	39,786
Utilities	0	39,347	0	39,347
Municipal Bonds & Notes
California	0	16,479	0	16,479
Illinois	0	3,470	0	3,470
Massachusetts	0	1,836	0	1,836
Nebraska	0	2,894	0	2,894
U.S. Government Agencies	0	550,405	0	550,405
U.S. Treasury Obligations	0	355,331	0	355,331
Non-Agency Mortgage-Backed Securities	0	53,675	711	54,386
Asset-Backed Securities	0	66,271	0	66,271
Sovereign Issues	0	112,893	0	112,893
Preferred Securities
Banking & Finance	0	10,065	0	10,065
Industrials	0	146	0	146
Short-Term Instruments
Certificates of Deposit	0	33,759	0	33,759
Commercial Paper	0	10,979	0	10,979
Repurchase Agreements	0	955	0	955
Japan Treasury Bills	0	76,025	0	76,025
U.S. Treasury Bills	0	20,489	0	20,489
	$0	$1,652,596	$711	$1,653,307

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,418	$0	$0	$31,418

Total Investments	$31,418	$1,652,596	$711	$1,684,725

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,410	29	0	1,439
Over the counter	0	14,407	0	14,407
	$1,410	$14,436	$0	$15,846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(709)	(1,586)	0	(2,295)
Over the counter	0	(9,524)	0	(9,524)

	$(709)	$(11,110)	$0	$(11,819)

Total Financial Derivative Instruments	$701	$3,326	$0	$4,027

Totals	$32,119	$1,655,922	$711	$1,688,752

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7%
CORPORATE BONDS & NOTES 54.6%
BANKING & FINANCE 31.4%
American Express Credit Corp.
1.875% due 11/05/2018		$2,300	$2,303
2.009% due 09/14/2020		1,500	1,526
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,000	1,002
Bank of Scotland PLC
5.250% due 02/21/2017		600	604
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.979% due 09/14/2018		2,500	2,512
Barclays PLC
2.000% due 03/16/2018		1,500	1,500
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	622
BPCE S.A.
1.623% due 06/17/2017 †		3,700	3,705
CIT Group, Inc.
4.250% due 08/15/2017		1,500	1,521
5.000% due 05/15/2018		100	102
Citigroup, Inc.
2.194% due 10/26/2020		3,500	3,546
Credit Suisse Group Funding Guernsey Ltd.
3.172% due 04/16/2021		3,100	3,216
Dexia Credit Local S.A.
1.598% due 03/23/2018 †		4,000	4,008
Ford Motor Credit Co. LLC
1.783% due 03/12/2019		1,000	1,002
1.806% due 11/04/2019		3,000	3,010
1.816% due 01/09/2018		1,000	1,003
General Motors Financial Co., Inc.
2.236% due 04/10/2018		1,700	1,710
2.440% due 01/15/2020		4,000	4,044
Goldman Sachs Group, Inc.
2.042% due 04/23/2020		1,500	1,515
2.242% due 04/23/2021		3,000	3,042
HSBC Holdings PLC
2.498% due 01/05/2022		2,800	2,854
2.590% due 05/25/2021		2,000	2,044
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		2,000	1,997
Industrial Bank of Korea
2.375% due 07/17/2017		3,300	3,310
Intesa Sanpaolo SpA
2.375% due 01/13/2017 †		4,600	4,601
KEB Hana Bank
3.500% due 10/25/2017		1,000	1,014
Kookmin Bank
3.625% due 01/14/2017		400	400
Macquarie Group Ltd.
3.000% due 12/03/2018		1,700	1,726
Mizuho Bank Ltd.
1.447% due 09/25/2017		2,000	1,999
MUFG Americas Holdings Corp.
1.457% due 02/09/2018		2,000	1,997
Navient Corp.
5.500% due 01/15/2019		2,500	2,600
Nordea Bank AB
1.625% due 09/30/2019		4,800	4,739
NRW Bank
1.102% due 08/13/2018		450	450
PACCAR Financial Corp.
1.546% due 12/06/2018		3,475	3,498
PNC Bank N.A.
1.450% due 07/29/2019		4,400	4,340
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,500	1,525
10.500% due 03/16/2022	EUR	1,300	1,396
Santander Bank N.A.
1.804% due 01/12/2018		$1,500	1,501
Santander Holdings USA, Inc.
2.380% due 11/24/2017		1,500	1,513
3.450% due 08/27/2018		1,000	1,015
Standard Chartered PLC
1.291% due 09/08/2017		1,800	1,798

Sumitomo Mitsui Banking Corp.
1.622% due 07/23/2018	400	401
Synchrony Financial
2.287% due 11/09/2017	1,500	1,510
UBS AG
1.282% due 08/14/2017	2,000	2,000
1.542% due 08/14/2019	3,000	3,009
Wachovia Corp.
5.750% due 02/01/2018	600	626
Wells Fargo & Co.
1.359% due 09/14/2018 †	3,500	3,499
1.567% due 01/30/2020	500	500
Westpac Banking Corp.
1.301% due 12/01/2017	1,400	1,402

		100,757

INDUSTRIALS 17.9%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	980
Actavis Funding SCS
2.033% due 03/12/2018	1,100	1,106
2.208% due 03/12/2020	2,700	2,753
2.350% due 03/12/2018	100	101
3.000% due 03/12/2020	900	913
Aetna, Inc.
1.601% due 12/08/2017	3,000	3,011
Baxalta, Inc.
1.776% due 06/22/2018	1,700	1,701
BMW U.S. Capital LLC
1.274% due 06/02/2017	4,400	4,403
Daimler Finance North America LLC
1.359% due 05/18/2018 †	5,000	4,994
eBay, Inc.
1.350% due 07/15/2017	1,000	1,000
Enbridge, Inc.
1.384% due 06/02/2017	300	300
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,730
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	2,000	2,002
Kinder Morgan, Inc.
7.000% due 06/15/2017	3,000	3,070
KLA-Tencor Corp.
2.375% due 11/01/2017	600	604
Medtronic, Inc.
1.763% due 03/15/2020	3,000	3,031
NetApp, Inc.
2.000% due 12/15/2017	1,500	1,504
Petroleos Mexicanos
3.500% due 07/18/2018	1,000	1,011
5.750% due 03/01/2018	1,000	1,037
Phillips 66
2.950% due 05/01/2017	700	704
Reynolds American, Inc.
2.300% due 06/12/2018	600	604
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	1,400	1,415
Statoil ASA
1.343% due 11/08/2018	1,000	1,001
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	2,500	2,504
3.192% due 04/27/2018	400	406
6.221% due 07/03/2017	1,100	1,125
Tesco PLC
5.500% due 11/15/2017	1,000	1,027
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,613
Time Warner Cable LLC
5.850% due 05/01/2017	3,100	3,144
Tyson Foods, Inc.
2.650% due 08/15/2019	400	404
Viacom, Inc.
2.500% due 09/01/2018	600	602
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017 †	3,300	3,295
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	3,200	3,201

		57,296

UTILITIES 5.3%
AT&T, Inc.
1.928% due 06/30/2020 †	3,700	3,722

Cleveland Electric Illuminating Co.
7.880% due 11/01/2017		2,500	2,630
KT Corp.
2.625% due 04/22/2019		2,000	2,028
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		1,000	1,005
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017		2,800	2,814
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017		1,000	1,000
Spire, Inc.
1.656% due 08/15/2017 †		1,000	1,000
Sprint Communications, Inc.
9.125% due 03/01/2017		2,000	2,025
Verizon Communications, Inc.
1.763% due 06/17/2019 †		600	606

			16,830

Total Corporate Bonds & Notes (Cost $174,283)			174,883

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
1.117% due 07/01/2041		1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)			1,100

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.907% due 12/25/2017		287	288
1.106% due 05/25/2043		1,063	1,052
1.336% due 07/25/2041		2,427	2,443
Freddie Mac
1.104% due 11/15/2043		2,598	2,592
1.254% due 01/15/2042		915	918
Ginnie Mae
0.900% due 06/20/2061		3,609	3,598
1.030% due 03/20/2065		2,680	2,681
NCUA Guaranteed Notes
1.212% due 12/08/2020		5,832	5,861

Total U.S. Government Agencies (Cost $19,443)			19,433

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Asset Securitization Corp.
6.930% due 02/14/2043		793	800
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		444	444
Deco UK PLC
0.565% due 01/27/2020	GBP	622	765

Total Non-Agency Mortgage-Backed Securities (Cost $2,297)			2,009

ASSET-BACKED SECURITIES 6.6%
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	1,160	1,222
Discover Card Execution Note Trust
1.244% due 09/15/2021		$1,500	1,510
Harbourmaster CLO BV
0.681% due 05/08/2023	GBP	1,322	1,633
Madison Park Funding Ltd.
1.160% due 02/26/2021		$1,571	1,567
Morgan Stanley Investment Management Mezzano BV
0.539% due 05/15/2024	EUR	220	232
Navient Private Education Loan Trust
1.204% due 12/15/2021		$829	829
Navient Student Loan Trust
1.076% due 07/25/2030		3,056	3,054
Nissan Auto Lease Trust
1.084% due 08/15/2018		2,939	2,943
1.220% due 08/15/2018		3,919	3,919
SLM Student Loan Trust
0.972% due 10/25/2024		2,244	2,233
1.206% due 06/25/2043		1,315	1,296

SMB Private Education Loan Trust
1.304% due 07/17/2023	602	603

Total Asset-Backed Securities (Cost $21,501)		21,041

SOVEREIGN ISSUES 9.8%
Japan Bank for International Cooperation
1.262% due 11/13/2018 †	9,000	8,982
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,012
Korea Development Bank
3.500% due 08/22/2017	1,500	1,516
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,441
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,499
Province of Quebec
1.172% due 09/04/2018 †	9,600	9,610
Tokyo Metropolitan Government
1.750% due 06/08/2017	6,500	6,505

Total Sovereign Issues (Cost $31,580)		31,565

SHORT-TERM INSTRUMENTS 16.7%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.376% due 02/17/2017	1,500	1,501
Credit Suisse AG
1.753% due 09/12/2017	1,700	1,703
Mizuho Bank Ltd.
1.653% due 12/12/2017	2,600	2,601

		5,805

COMMERCIAL PAPER 0.8%
Energy Transfer Partners LP
1.644% due 01/05/2017	2,700	2,700

REPURCHASE AGREEMENTS (d) 8.4%		26,891

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
0.472% due 01/05/2017 (b)(c)†	2,600	2,600
0.497% due 01/05/2017 (b)(c)†	6,100	6,100

		8,700

U.S. TREASURY BILLS 3.0%
0.444% due 01/12/2017 - 03/16/2017 (a)(b)(f)(h)	9,680	9,674

Total Short-Term Instruments (Cost $53,766)		53,770

Total Investments in Securities (Cost $303,970)		303,801

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	344,698	3,407

Total Short-Term Instruments (Cost $3,407)		3,407

Total Investments in Affiliates (Cost $3,407)		3,407

Total Investments 95.8% (Cost $307,377)		$307,208
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $1)		461
Other Assets and Liabilities, net 4.1%		12,901

Net Assets 100.0%		$320,570

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.420	% †	12/30/2016	01/03/2017	$21,800	Ginnie Mae 3.500% due 03/20/2046	$(22,583)	$21,800	$21,801
JPS	0.610	†	12/30/2016	01/03/2017	3,900	Ginnie Mae 3.500% due 06/20/2044	(4,082)	3,900	3,900
SSB	0.010	†	12/30/2016	01/03/2017	530	U.S. Treasury Notes 3.500% due 02/15/2018 (2)	(1,218)	1,191	1,191

Total Repurchase Agreements							$(27,883)	$26,891	$26,892

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(15) at a weighted average interest rate of 0.700%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	Long	03/2017	70	$(46)	$0	$0
Arabica Coffee May Futures †	Short	05/2017	99	183	0	(61)
Brent Crude May Futures †	Long	03/2017	80	139	1	0
CAC 40 Index January Futures	Long	01/2017	290	250	70	(28)
CAC 40 Index March Futures	Long	03/2017	110	111	27	(10)
Copper March Futures †	Long	03/2017	154	827	67	0
Copper May Futures †	Long	05/2017	15	(35)	6	0
Corn March Futures †	Short	03/2017	447	(136)	0	(50)
DAX Index March Futures	Long	03/2017	52	221	31	(40)
E-mini NASDAQ 100 Index March Futures	Long	03/2017	83	(88)	0	(91)
E-mini S&P 500 Index March Futures	Long	03/2017	90	(40)	0	(40)
Euro STOXX 50 March Futures	Long	03/2017	29	28	5	(2)
FTSE 100 Index March Futures	Long	03/2017	201	280	30	(6)
FTSE/MIB Index March Futures	Long	03/2017	115	262	22	(25)
Gold 100 oz. April Futures †	Short	04/2017	133	320	85	0
Hang Seng China Enterprises Index January Futures	Short	01/2017	41	(18)	0	(27)
Lean Hogs April Futures †	Long	04/2017	9	4	7	0
Natural Gas April Futures †	Long	03/2017	123	87	0	(48)
New York Harbor ULSD April Futures †	Long	03/2017	73	152	23	0
Nickel March Futures †	Long	03/2017	12	(96)	0	0
Nikkei 225 Index March Futures	Long	03/2017	207	457	4	(345)
OMX Stockholm 30 Index January Futures	Long	01/2017	46	(10)	1	(4)
RBOB Gasoline April Futures †	Long	03/2017	69	160	0	0
Russell 2000 Mini Index March Futures	Long	03/2017	205	(136)	0	(58)
S&P 200 Index March Futures	Long	03/2017	140	239	54	(99)
S&P/Toronto Stock Exchange 60 March Futures	Long	03/2017	192	(57)	66	(257)
Silver March Futures †	Short	03/2017	24	40	27	0
Silver May Futures †	Short	05/2017	37	86	43	0
Soybean March Futures †	Long	03/2017	97	52	0	(43)
Sugar No. 11 March Futures †	Long	02/2017	21	(22)	0	0
Volatility S&P 500 Index January Futures	Short	01/2017	491	(60)	0	(147)
Wheat March Futures †	Short	03/2017	283	151	0	(46)
WTI Crude April Futures †	Long	03/2017	50	117	0	(3)
Zinc March Futures †	Long	03/2017	92	201	0	0

Total Futures Contracts				$3,623	$569	$(1,430)

(1)	Unsettled variation margin liability of $(87) for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/21/2046	$22,800	$1,881	$1,193	$0	$(256)

Total Swap Agreements					$1,881	$1,193	$0	$(256)

(f)	Securities with an aggregate market value of $4,332 and cash of $14,936 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	5,200	NZD	5,522	$83	$0
BOA	01/2017		45,300		$33,841	1,226	(65)
	01/2017	CAD	48,800		36,264	125	(214)
	01/2017	GBP	35,063		43,369	286	(145)
	01/2017	NOK	134,463	EUR	14,750	0	(35)
	01/2017	NZD	16,967	AUD	15,800	0	(384)
	01/2017		9,200		$6,348	0	(41)
	01/2017	SEK	138,000		15,552	390	0
	01/2017		$16,840	EUR	16,121	140	0
	01/2017		22,309	GBP	17,813	0	(348)
	01/2017		3,909	NOK	32,000	0	(203)
	02/2017	AUD	1,010		$769	41	0
	02/2017	EUR	4,371		4,552	0	(56)
	02/2017	GBP	620		773	8	0
	02/2017	NZD	1,140		796	5	0
BPS	01/2017	EUR	2,235		2,338	0	(15)
	01/2017		$69,205	CAD	91,200	0	(1,267)
	01/2017		414	JPY	47,800	0	(5)
	01/2017		35,743	NZD	49,100	0	(1,648)
	02/2017	CHF	790		$782	4	0
	02/2017	EUR	740		786	5	0
	02/2017	GBP	1,850		2,304	22	0
	02/2017		$769	AUD	1,020	0	(33)
	02/2017		806	EUR	770	6	0
	02/2017		791	JPY	88,700	0	(31)
	02/2017		1,537	NZD	2,110	0	(73)
BRC	01/2017	AUD	14,400		$10,450	62	0
	01/2017	CAD	28,900		21,602	73	0
	01/2017		$15,568	AUD	20,400	0	(852)
	01/2017		2,313	NOK	20,000	3	0
	02/2017	NOK	6,940		$800	0	(4)
	02/2017		$774	JPY	79,500	0	(92)
CBK	01/2017	BRL	50,700		$14,556	0	(963)
	01/2017	EUR	14,750	NOK	134,180	2	0
	01/2017		43,375		$47,763	2,069	0
	01/2017	JPY	3,437,500		31,794	2,357	0
	01/2017	MXN	234,000		11,779	512	0
	01/2017		$7,506	EUR	7,012	0	(119)
	01/2017		7,305	JPY	750,000	0	(882)
	02/2017	EUR	1,450		$1,551	21	0
	02/2017	GBP	4,416		5,563	115	0
	02/2017	JPY	125,117		1,190	117	0
	02/2017	NOK	15,785		1,899	71	0
	02/2017		$1,548	JPY	171,100	0	(80)
DUB	01/2017	AUD	48,600		$35,985	925	0
	01/2017	CAD	5,800		4,342	22	0
	01/2017	EUR	13,750		15,065	579	0
	01/2017	GBP	8,688		10,770	59	0
	01/2017	JPY	575,000		4,910	0	(13)
	01/2017	NOK	334,000		39,038	353	0
	01/2017	NZD	52,300		36,420	184	(81)
	01/2017		$12,343	AUD	16,100	0	(728)
	01/2017		12,115	GBP	9,625	0	(249)
	01/2017		7,628	MXN	143,000	0	(743)
	02/2017	AUD	1,000		$769	48	0
	02/2017	CHF	750		773	35	0
	02/2017	EUR	730		779	9	0
	02/2017	GBP	1,840		2,303	33	0
	02/2017	NOK	6,970		801	0	(7)
	02/2017	NZD	2,190		1,541	22	0
	02/2017		$1,554	AUD	2,090	0	(48)
	02/2017		807	EUR	770	6	0
	02/2017		770	JPY	87,100	0	(23)
	02/2017		1,525	NZD	2,090	0	(75)
FBF	01/2017	AUD	10,600		11,155	99	0
	01/2017	CAD	20,600		$15,344	0	(1)
	01/2017	NZD	10,900		7,930	361	0
	02/2017	CHF	780		772	3	0
	02/2017	GBP	1,220		1,538	32	0
	02/2017	NOK	6,570		766	5	0
	02/2017	NZD	1,100		789	26	0
	02/2017		$771	AUD	1,040	0	(22)
	02/2017		776	CAD	1,040	0	(1)
GLM	01/2017	JPY	124,700		$1,093	26	0
	01/2017		$7,113	BRL	23,600	111	0
	01/2017		338	CAD	445	0	(6)
	02/2017	CAD	1,280		$957	3	0
	02/2017	EUR	230		257	14	0
	02/2017	NZD	4,684		3,394	144	0
	02/2017	SEK	10,110		1,142	29	0
	02/2017		$1,430	AUD	1,870	0	(82)
	02/2017		5,691	GBP	4,620	9	0
	02/2017		5,620	NOK	46,020	0	(289)
	02/2017		251	SEK	2,270	0	(1)
HUS	01/2017	HKD	3,059		$394	0	0
	01/2017		$16,034	AUD	21,200	0	(741)
	01/2017		2,088	EUR	1,875	0	(113)
	01/2017		393	JPY	45,300	0	(6)
JPM	01/2017	AUD	1,009		$745	16	0
	01/2017	CAD	1,395		1,040	1	0
	01/2017	EUR	2,895		3,082	35	0
	02/2017	CHF	610		622	22	0
	02/2017		$804	JPY	94,400	6	0
MSB	01/2017	CAD	16,000		$12,072	153	0
	01/2017	EUR	14,500	SEK	143,188	457	0
	01/2017	JPY	800,000		$7,771	921	0
	01/2017	SEK	140,077	EUR	14,500	0	(115)
	01/2017		$22,271	BRL	72,300	69	(209)
SCX	01/2017		332	AUD	460	0	0
	01/2017		292	EUR	279	2	0
SOG	01/2017		731	HKD	5,669	0	0
UAG	01/2017	HKD	12,539		$1,618	1	0
	01/2017		$232	EUR	218	0	(2)
	02/2017	CHF	4,300		$4,447	212	0

Total Forward Foreign Currency Contracts						$12,775	$(11,110)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	87.000	02/27/2017	$	5,000	$0	$0
JPM	Call - OTC EUR versus USD	$	1.240	01/27/2017	EUR	9,600	1	0

							$1	$0

Total Purchased Options							$1	$0

(h)	Securities with an aggregate market value of $5,342 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,757	$0	$100,757
Industrials	0	57,296	0	57,296
Utilities	0	16,830	0	16,830
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	19,433	0	19,433
Non-Agency Mortgage-Backed Securities	0	2,009	0	2,009
Asset-Backed Securities	0	21,041	0	21,041
Sovereign Issues	0	31,565	0	31,565
Short-Term Instruments
Certificates of Deposit	0	5,805	0	5,805
Commercial Paper	0	2,700	0	2,700
Repurchase Agreements	0	26,891	0	26,891
Short-Term Notes	0	8,700	0	8,700
U.S. Treasury Bills	0	9,674	0	9,674
	$0	$303,801	$0	$303,801

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,407	$0	$0	$3,407

Total Investments	$3,407	$303,801	$0	$307,208

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	569	0	0	569
Over the counter	0	12,775	0	12,775
	$569	$12,775	$0	$13,344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,430)	(256)	0	(1,686)
Over the counter	0	(11,110)	0	(11,110)

	$(1,430)	$(11,366)	$0	$(12,796)

Total Financial Derivative Instruments	$(861)	$1,409	$0	$548

Totals	$2,546	$305,210	$0	$307,756

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.1%
BANK LOAN OBLIGATIONS 0.4%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$3,331	$3,383
Community Health Systems, Inc.
4.185% due 12/31/2018		2,534	2,499
FCA U.S. LLC
3.500% due 05/24/2017		3,345	3,358
Fortescue Metals Group Ltd.
3.750% due 06/30/2019		4,989	5,005

Total Bank Loan Obligations (Cost $14,154)			14,245

CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 22.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,422
AGFC Capital Trust
6.000% due 01/15/2067		6,600	3,300
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		30,000	29,967
3.500% due 01/27/2019		3,000	3,023
4.750% due 09/10/2018		5,000	5,163
6.250% due 12/01/2017		9,000	9,349
Aviation Loan Trust
3.073% due 12/15/2022		7,211	6,529
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	2,600	2,632
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)		1,200	1,123
Bank of America Corp.
0.523% due 03/28/2018		1,000	1,055
2.000% due 01/11/2018		$2,200	2,205
4.125% due 01/22/2024		11,000	11,436
4.179% due 10/21/2025	MXN	119,000	6,716
5.650% due 05/01/2018		$36,300	38,041
5.750% due 12/01/2017		14,275	14,789
6.000% due 09/01/2017		1,610	1,657
6.400% due 08/28/2017		7,150	7,370
6.500% due 07/15/2018		300	320
6.875% due 04/25/2018		62,300	66,231
6.875% due 11/15/2018		300	326
Bankia S.A.
4.375% due 02/14/2017	EUR	2,500	2,644
Barclays Bank PLC
7.700% due 04/25/2018 (e)		$2,259	2,360
10.000% due 05/21/2021	GBP	25,675	40,379
14.000% due 06/15/2019 (e)		27,431	41,595
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	27,143
Blackstone CQP Holdco LP
9.296% due 03/19/2019		11,559	11,660
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,000	2,015
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	1,999
6.875% due 03/19/2020	EUR	4,000	4,968
11.000% due 06/30/2019 (e)		$300	354
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	255,548	12,419
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	14,754
Deutsche Bank AG
4.250% due 10/14/2021		15,150	15,211
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		5,383	5,618
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,203	4,375
Eksportfinans ASA
5.500% due 06/26/2017		10,000	10,154
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		3,590	3,597
6.625% due 08/15/2017		14,500	14,943
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	316

HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,355
HSBC Bank USA N.A.
6.000% due 08/09/2017		$12,100	12,422
HSBC Holdings PLC
3.400% due 03/08/2021		400	407
4.300% due 03/08/2026		400	415
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,724
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	17,959
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,300	23,015
Lloyds Bank PLC
4.385% due 05/12/2017 (e)	EUR	600	686
12.000% due 12/16/2024 (e)		$24,150	32,301
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,500	3,235
Morgan Stanley
5.950% due 12/28/2017		$700	729
6.625% due 04/01/2018		3,500	3,702
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,512
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	26,252
Nationwide Building Society
3.900% due 07/21/2025		2,800	2,881
Navient Corp.
5.000% due 06/15/2018		1,855	1,860
5.500% due 01/15/2019		7,186	7,473
8.450% due 06/15/2018		10,904	11,776
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	73
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	662
QBE Insurance Group Ltd.
7.500% due 11/24/2043		17,650	19,636
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	191
6.400% due 10/21/2019		42,650	46,446
6.666% due 10/05/2017 (e)	CAD	5,300	4,201
6.990% due 10/05/2017 (e)		$20,945	22,673
7.387% due (e)	GBP	939	1,202
7.648% due 09/30/2031 (e)		$2,125	2,438
Santander UK PLC
2.500% due 03/14/2019		24,500	24,642
Toronto-Dominion Bank
1.868% due 04/07/2021		13,300	13,503
UBS AG
7.625% due 08/17/2022		35,100	39,882
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	3,400	3,572
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,827
5.900% due 06/15/2024 (e)		1,300	1,308

			786,118

INDUSTRIALS 4.1%
AbbVie, Inc.
2.500% due 05/14/2020		700	700
3.600% due 05/14/2025		4,700	4,658
4.500% due 05/14/2035		4,500	4,428
Actavis Funding SCS
2.033% due 03/12/2018		6,300	6,338
Altice Financing S.A.
6.625% due 02/15/2023		700	721
Charter Communications Operating LLC
3.579% due 07/23/2020		1,300	1,326
4.464% due 07/23/2022		5,500	5,749
4.908% due 07/23/2025		10,200	10,755
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,843
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		112	119
CVS Health Corp.
3.500% due 07/20/2022		500	514
5.125% due 07/20/2045		1,700	1,898
Diamond Finance Corp.
3.480% due 06/01/2019		3,550	3,625
4.420% due 06/15/2021		3,650	3,777
6.020% due 06/15/2026		2,250	2,439
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,576

HCA, Inc.
3.750% due 03/15/2019		18,250	18,797
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,305
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	6,170
Kraft Heinz Foods Co.
3.500% due 06/06/2022		600	611
3.500% due 07/15/2022		700	711
5.000% due 07/15/2035		200	210
5.200% due 07/15/2045		700	734
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,205
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,586
4.800% due 05/20/2045		1,900	2,031
QVC, Inc.
3.125% due 04/01/2019		3,500	3,537
Reynolds American, Inc.
4.000% due 06/12/2022		800	837
Safeway, Inc.
7.250% due 02/01/2031		1,000	979
SFR Group S.A.
7.375% due 05/01/2026		8,300	8,508
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,361
Universal Health Services, Inc.
3.750% due 08/01/2019		$20,800	20,982
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	1
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,310
2.700% due 04/01/2020		3,600	3,601
3.150% due 04/01/2022		3,100	3,092
3.550% due 04/01/2025		1,500	1,462

			142,496

UTILITIES 3.0%
AES Corp.
3.931% due 06/01/2019		11,397	11,425
AT&T, Inc.
3.000% due 06/30/2022		14,300	14,040
3.800% due 03/15/2022		100	103
Embarq Corp.
7.995% due 06/01/2036		3,900	3,666
Petrobras Global Finance BV
3.873% due 03/17/2020		100	98
4.375% due 05/20/2023		50	44
5.750% due 01/20/2020		3,400	3,451
6.625% due 01/16/2034	GBP	1,200	1,295
6.850% due 06/05/2115		$200	163
8.375% due 05/23/2021		43,500	46,980
Sprint Capital Corp.
6.900% due 05/01/2019		250	265
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	21,216
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	827
Transocean Proteus Ltd.
6.250% due 12/01/2024		$2,550	2,587

			106,160

Total Corporate Bonds & Notes (Cost $1,038,905)			1,034,774

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.5%
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	16,397

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		3,200	3,249

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023		4,300	4,403
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021		8,500	8,658
2.953% due 07/01/2022		15,000	15,339

			28,400

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,420	4,905

Total Municipal Bonds & Notes (Cost $50,316)		52,951

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.644% due 12/25/2036	86	85
0.876% due 03/25/2034	88	88
0.886% due 03/25/2036	44	42
0.906% due 08/25/2034	32	31
1.056% due 12/25/2028	4	4
1.106% due 03/25/2037 - 05/25/2042	211	211
1.186% due 10/18/2030	3	3
1.286% due 04/18/2032	42	43
1.656% due 04/25/2032	2	2
1.741% due 08/01/2042 - 10/01/2044	302	308
1.875% due 11/25/2023	27	27
2.329% due 12/01/2034	31	33
2.521% due 02/01/2036	73	78
2.549% due 01/01/2036	198	210
2.612% due 03/01/2036	296	311
2.649% due 08/01/2029	12	12
2.674% due 05/01/2036	92	97
2.711% due 09/01/2039	23	24
2.756% due 09/01/2031	17	17
2.760% due 06/01/2035	28	28
2.839% due 12/01/2035	2	2
2.858% due 05/25/2035	30	32
2.872% due 11/01/2034	353	375
2.875% due 09/01/2035	614	647
2.881% due 12/01/2034	51	53
3.004% due 09/01/2034	20	20
3.048% due 05/01/2036	11	12
3.500% due 10/01/2040 - 09/01/2046	27,300	27,993
4.246% due 08/01/2028	3	3
4.311% due 12/01/2036	30	31
4.750% due 03/01/2027	1	1
5.000% due 01/25/2035	24	26
5.610% due 01/25/2032	57	61
5.665% due 02/25/2033	193	207
5.750% due 08/25/2033	69	78
6.000% due 01/25/2033 - 07/25/2044	251	287
6.473% due 10/25/2031	2	2
6.500% due 06/01/2036 - 10/01/2038	3,621	4,191
6.589% due 10/25/2031	135	145
7.500% due 12/25/2019 - 06/25/2032	141	153
9.000% due 12/25/2019	15	16
Fannie Mae, TBA
3.000% due 02/01/2047	60,000	59,475
3.500% due 01/01/2047 - 02/01/2047	554,000	566,832
5.500% due 02/01/2047	1,000	1,111
Federal Housing Administration
6.896% due 07/01/2020	243	237
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	10	10
Freddie Mac
0.904% due 10/15/2020	1	1
1.054% due 12/15/2029	69	69
1.204% due 01/15/2032	12	12
1.540% due 10/25/2021 (a)	36,143	2,188
1.654% due 10/15/2020	1	1
1.941% due 07/25/2044	2,697	2,702
2.514% due 05/01/2025	1	1
2.594% due 09/01/2035	12	12
2.848% due 12/01/2032	8	8
2.863% due 03/01/2036	121	128
2.971% due 08/01/2035	19	20
3.021% due 09/01/2035	6	7
4.768% due 05/25/2018	74	75
5.000% due 03/15/2021 - 08/15/2038	150	156
5.347% due 07/25/2033	3	3
5.500% due 09/15/2039	149	165
5.520% due 11/25/2030	17	17
6.000% due 05/15/2035	237	269
6.500% due 10/25/2043	87	102
6.555% due 09/25/2029	95	95
6.900% due 12/25/2030	145	150
7.000% due 07/25/2043	52	61
7.500% due 08/15/2030 - 03/25/2044	107	130
10.489% due 04/15/2044	385	378

Ginnie Mae
1.039% due 05/20/2037	939	935
1.207% due 04/16/2032	10	10
1.257% due 12/16/2025	43	43
2.000% due 12/20/2021 - 10/20/2029	166	172
2.125% due 06/20/2021 - 07/20/2030	105	107
3.500% due 11/20/2017	1	1
5.000% due 03/15/2039 - 05/15/2039	1,754	1,928
5.500% due 10/20/2023 - 03/15/2035	116	130
6.000% due 06/20/2038	41	44
8.000% due 03/20/2030	16	20
8.500% due 04/20/2030 - 07/20/2030	2	2
Ginnie Mae, TBA
4.000% due 01/01/2047	17,000	18,042
Small Business Administration
4.340% due 03/01/2024	76	79
4.760% due 09/01/2025	73	77
5.600% due 09/01/2028	305	335
6.220% due 12/01/2028	265	294
7.190% due 12/01/2019	29	30
7.200% due 10/01/2019	140	145

Total U.S. Government Agencies (Cost $688,185)		692,802

U.S. TREASURY OBLIGATIONS 31.4%
U.S. Treasury Bonds
2.250% due 08/15/2046	900	755
2.500% due 02/15/2045	20	17
2.500% due 05/15/2046 (h)	52,200	46,276
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026 (j)	7,007	6,779
0.250% due 01/15/2025 (j)	6,013	5,917
0.375% due 07/15/2023 (h)(j)	248,974	251,379
0.625% due 01/15/2026	8,858	8,940
2.000% due 01/15/2026 (j)	6,820	7,689
2.375% due 01/15/2025 (j)	105,152	120,802
2.375% due 01/15/2027	4,663	5,466
U.S. Treasury Notes
1.125% due 08/31/2021 (h)	58,900	56,863
1.250% due 07/31/2023 (h)(j)(l)	48,800	45,892
1.375% due 06/30/2023 (h)	6,402	6,075
1.500% due 08/15/2026	5,800	5,326
1.625% due 02/15/2026 (h)	8,910	8,314
1.625% due 05/15/2026	1,400	1,304
1.875% due 11/30/2021 (h)(j)(l)	78,100	77,820
1.875% due 10/31/2022 (h)	91,700	90,395
2.000% due 05/31/2021 (h)(j)	107,700	108,278
2.000% due 10/31/2021 (j)(l)	6,400	6,413
2.000% due 07/31/2022 (h)(j)(l)	90,600	90,183
2.000% due 02/15/2025 (j)(l)	2,400	2,333
2.000% due 08/15/2025 (h)	6,450	6,240
2.125% due 09/30/2021 (h)(l)	94,100	94,860
2.125% due 11/30/2023 (h)	41,400	41,080
2.125% due 05/15/2025 (l)	1,485	1,454
2.375% due 08/15/2024	4,600	4,616

Total U.S. Treasury Obligations (Cost $1,114,882)		1,101,466

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.7%
Adjustable Rate Mortgage Trust
1.016% due 03/25/2036	483	300
3.093% due 10/25/2035 ^	2,035	1,839
5.094% due 09/25/2035	19	15
American Home Mortgage Assets Trust
0.946% due 05/25/2046 ^	736	542
1.487% due 11/25/2046	11,955	6,276
1.537% due 10/25/2046	341	269
American Home Mortgage Investment Trust
2.778% due 09/25/2045	659	653
3.082% due 10/25/2034	30	30
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	923	792
Banc of America Commercial Mortgage Trust
5.587% due 04/10/2049	3,974	3,993
Banc of America Funding Trust
0.929% due 10/20/2036	789	664
0.966% due 04/25/2037 ^	697	474
1.019% due 06/20/2047	2,000	1,605
1.156% due 05/25/2037 ^	418	310
3.077% due 06/20/2037 ^	267	250
3.109% due 05/20/2036 ^	1,004	961
3.211% due 01/20/2047 ^	558	473
3.453% due 10/20/2046 ^	3,028	2,428
5.500% due 09/25/2034	2,218	2,143

5.806% due 03/25/2037 ^		22	19
5.878% due 10/25/2036 ^		673	554
6.000% due 08/25/2037 ^		2,030	1,783
Banc of America Mortgage Trust
2.984% due 02/25/2034		126	125
3.257% due 05/25/2034		377	378
6.500% due 10/25/2031		5	5
BCAP LLC Trust
1.381% due 11/26/2046		5,191	5,005
2.361% due 04/26/2037		3,265	3,248
3.048% due 10/26/2036		395	265
4.000% due 04/26/2037		560	562
5.086% due 03/26/2037		8,149	7,867
5.250% due 02/26/2036		3,599	3,066
5.250% due 06/26/2037		1,607	1,597
9.764% due 02/26/2036		2,271	864
11.543% due 06/26/2036		4,001	1,643
12.107% due 04/26/2037		1,864	530
BCRR Trust
5.793% due 08/17/2045		5,247	5,242
Bear Stearns Adjustable Rate Mortgage Trust
2.938% due 04/25/2034		92	91
2.973% due 05/25/2034		21	19
3.051% due 11/25/2034		233	229
3.071% due 08/25/2035		393	349
3.109% due 02/25/2033		11	11
3.113% due 08/25/2035		187	160
3.125% due 04/25/2034		2	2
3.174% due 05/25/2034		62	60
3.276% due 10/25/2034		91	86
3.351% due 01/25/2034		461	462
3.577% due 11/25/2034		7	7
Bear Stearns ALT-A Trust
0.956% due 02/25/2034		155	127
1.076% due 08/25/2036 ^		2,850	2,329
1.096% due 08/25/2036		1,150	984
1.196% due 04/25/2036		3,776	3,545
1.436% due 09/25/2034		61	61
1.456% due 09/25/2034		819	806
2.834% due 03/25/2036		2,278	1,572
2.972% due 03/25/2036		635	512
2.988% due 01/25/2036 ^		2,249	1,941
2.993% due 05/25/2035		4,269	4,204
3.044% due 08/25/2036 ^		24	18
3.112% due 11/25/2036 ^		4,723	3,467
3.118% due 11/25/2035 ^		198	163
3.130% due 11/25/2036		31,218	24,513
3.217% due 11/25/2036 ^		836	707
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^		1,495	1,444
Bear Stearns Mortgage Funding Trust
0.946% due 01/25/2037		3,729	3,118
Bear Stearns Structured Products, Inc. Trust
3.107% due 12/26/2046		1,469	1,139
Berica ABS SRL
0.019% due 12/31/2055	EUR	4,068	4,269
Berica Residential MBS SRL
0.066% due 03/31/2048		8,263	8,637
Chase Mortgage Finance Trust
3.167% due 02/25/2037		$118	115
3.179% due 07/25/2037		92	92
ChaseFlex Trust
1.056% due 07/25/2037		1,000	796
1.216% due 07/25/2037 ^		527	268
4.315% due 08/25/2037 ^		3,583	2,983
6.000% due 02/25/2037 ^		1,035	778
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.822% due 05/25/2036		1,845	1,652
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		225	223
6.000% due 09/25/2037		433	448
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046		69	70
5.711% due 12/10/2049		105	106
Citigroup Global Markets Mortgage Securities, Inc.
1.256% due 05/25/2032		96	94
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		595	577
2.927% due 02/25/2034		174	172
2.990% due 11/25/2035		2,707	2,588
3.041% due 08/25/2035		1,471	1,448
3.041% due 08/25/2035 ^		168	117
3.193% due 11/25/2036 ^		1,115	947
5.403% due 09/25/2037 ^		3,770	3,035
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		67	68

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	972	849
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	924	777
Countrywide Alternative Loan Trust
0.876% due 06/25/2036	1,901	1,548
0.896% due 04/25/2047	5,085	4,215
0.926% due 01/25/2037 ^	203	187
0.934% due 12/20/2046 ^	25,414	18,505
0.946% due 09/25/2046 ^	196	152
0.956% due 06/25/2037	30	27
0.974% due 07/20/2035	61	54
1.006% due 09/25/2046 ^	895	261
1.036% due 12/25/2035	513	454
1.059% due 11/20/2035	4,232	3,402
1.106% due 05/25/2036 ^	1,912	984
1.106% due 05/25/2037 ^	74	40
1.126% due 02/25/2037 ^	14,703	5,508
1.156% due 05/25/2036	3,070	2,296
1.206% due 09/25/2035 ^	4,892	3,487
1.256% due 12/25/2035 ^	5,373	3,532
1.256% due 05/25/2037 ^	1,799	994
1.456% due 05/25/2036	2,171	1,098
1.466% due 07/25/2036 ^	1,689	821
1.506% due 08/25/2035 ^	153	124
1.556% due 12/25/2035 ^	1,132	882
1.656% due 12/25/2036 ^	7,494	4,165
2.047% due 01/25/2036	1,543	1,428
3.036% due 10/25/2035 ^	730	603
4.291% due 06/25/2047	294	238
5.250% due 06/25/2035 ^	36	33
5.500% due 04/25/2035	755	737
5.500% due 10/25/2035 ^	804	691
5.500% due 11/25/2035 ^	3,296	2,761
5.500% due 12/25/2035 ^	435	362
5.500% due 01/25/2036	699	587
5.500% due 03/25/2036 ^	88	69
5.750% due 07/25/2035 ^	3,255	2,895
6.000% due 04/25/2036 ^	1,178	872
6.000% due 01/25/2037 ^	1,506	1,257
6.000% due 02/25/2037 ^	3,654	2,656
6.000% due 03/25/2037 ^	1,592	1,205
6.000% due 08/25/2037 ^	943	747
6.250% due 11/25/2036 ^	835	736
6.500% due 09/25/2037 ^	1,696	1,229
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	4	4
1.396% due 03/25/2035	246	209
1.416% due 02/25/2035	94	82
1.496% due 02/25/2035	1,780	1,466
1.516% due 09/25/2034	8	7
2.649% due 07/25/2034	279	279
2.891% due 09/25/2034 ^	45	33
2.972% due 03/25/2037 ^	244	173
3.028% due 06/20/2035	26	24
3.054% due 11/19/2033	40	38
3.105% due 11/25/2034	105	104
3.172% due 08/25/2034 ^	14	12
3.172% due 08/25/2034	208	187
3.227% due 12/25/2033	48	48
3.299% due 06/25/2033	365	364
3.306% due 02/20/2036 ^	1,222	1,084
3.309% due 02/20/2036 ^	723	638
3.332% due 10/19/2032	9	7
5.500% due 03/25/2035	347	355
5.500% due 11/25/2035 ^	150	134
5.500% due 07/25/2037 ^	961	776
5.750% due 07/25/2037 ^	4,792	4,477
6.000% due 02/25/2036 ^	971	808
6.000% due 03/25/2036 ^	9	8
Countrywide Home Loan Reperforming REMIC Trust
1.096% due 06/25/2035	1,874	1,673
1.156% due 11/25/2034	51	43
Credit Suisse Commercial Mortgage Trust
0.782% due 02/27/2036	545	533
Credit Suisse First Boston Mortgage Securities Corp.
0.259% due 05/15/2023 (a)	209,814	1,600
1.173% due 03/25/2032	89	83
1.906% due 09/25/2034 ^	438	383
2.743% due 06/25/2033	44	43
2.799% due 07/25/2033	10	10
3.044% due 08/25/2033	37	37
6.000% due 01/25/2036 ^	1,780	1,239
Credit Suisse First Boston Mortgage-Backed Trust
7.000% due 02/25/2034	274	300

Credit Suisse Mortgage Capital Certificates
2.768% due 07/27/2037		3,938	3,357
3.158% due 02/26/2036		946	919
3.194% due 08/27/2046		4,196	4,130
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		955	818
6.614% due 08/25/2037		1,323	937
Deco UK PLC
0.565% due 01/27/2020	GBP	2,197	2,698
0.595% due 01/27/2020		691	849
Deutsche ALT-A Securities, Inc.
0.856% due 08/25/2037 ^		$1,271	1,041
0.876% due 08/25/2036		4,121	3,270
0.906% due 03/25/2037 ^		1,168	926
0.966% due 08/25/2037 ^		622	567
1.056% due 04/25/2037		876	460
Downey Savings & Loan Association Mortgage Loan Trust
0.996% due 08/19/2045		31	26
1.461% due 03/19/2046 ^		1,281	1,109
EF Hutton Trust
9.950% due 10/20/2018		2	2
EMF-NL BV
0.689% due 07/17/2041	EUR	1,200	1,054
EMF-NL Prime BV
0.489% due 04/17/2041		5,918	5,504
Eurosail BV
1.189% due 10/17/2040		3,346	3,520
First Horizon Alternative Mortgage Securities Trust
2.767% due 04/25/2036 ^		$1,024	899
2.832% due 03/25/2035		61	48
3.055% due 01/25/2036 ^		8,535	6,743
3.129% due 06/25/2036		1,147	939
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,724	1,493
First Horizon Mortgage Pass-Through Trust
2.784% due 02/25/2034		476	475
2.978% due 08/25/2035		385	334
First Republic Mortgage Loan Trust
1.054% due 11/15/2031		570	550
GMAC Mortgage Corp. Loan Trust
3.531% due 06/25/2034		8	8
GreenPoint Mortgage Funding Trust
0.862% due 11/25/2045		117	101
1.196% due 06/25/2045		17	15
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033		58	57
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	891	710
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	316
GSMPS Mortgage Loan Trust
1.106% due 03/25/2035		74	66
GSR Mortgage Loan Trust
2.220% due 03/25/2033		19	19
2.708% due 06/25/2034		323	314
5.750% due 03/25/2036 ^		557	507
5.750% due 01/25/2037		1,252	1,182
6.000% due 02/25/2036 ^		3,364	2,737
6.000% due 03/25/2037 ^		2,079	1,979
6.000% due 05/25/2037 ^		859	799
6.500% due 09/25/2036 ^		633	506
HarborView Mortgage Loan Trust
0.916% due 11/19/2036		249	207
0.916% due 07/19/2046 ^		275	159
0.916% due 11/19/2046 ^		74	55
0.976% due 06/19/2035		100	89
0.986% due 01/19/2036		2,200	1,459
1.016% due 02/19/2036		1,571	1,147
1.046% due 11/19/2035		1,622	1,332
1.486% due 10/19/2035		932	752
1.556% due 11/19/2034		1,184	934
2.448% due 06/19/2045 ^		3,771	2,284
2.965% due 04/19/2034		12	12
HomeBanc Mortgage Trust
2.749% due 04/25/2037 ^		14,298	9,311
Impac CMB Trust
1.416% due 03/25/2035		201	186
Impac Secured Assets Trust
1.106% due 05/25/2036		341	309
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		409	452
IndyMac Mortgage Loan Trust
0.916% due 04/25/2037		831	713
0.946% due 09/25/2046		44	36
0.956% due 11/25/2046		711	593
1.006% due 02/25/2037		2,700	1,786

3.004% due 12/25/2034	848	800
3.019% due 01/25/2036 ^	730	608
3.067% due 10/25/2034	2,132	2,060
3.086% due 01/25/2036	1,742	1,637
3.215% due 06/25/2037 ^	1,168	938
3.334% due 06/25/2036	1,368	1,121
3.396% due 12/25/2036 ^	75	67
JPMorgan Alternative Loan Trust
0.896% due 03/25/2037	1,258	941
1.103% due 06/27/2037	768	598
1.852% due 05/26/2037	8,281	7,279
3.225% due 05/25/2037 ^	2,322	1,946
5.500% due 11/25/2036 ^	1	1
6.310% due 08/25/2036 ^	2,762	2,354
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	264	266
2.665% due 01/15/2046	264	268
3.414% due 01/15/2046	57	59
5.115% due 07/15/2041	8	8
5.716% due 02/15/2051	112	115
JPMorgan Mortgage Trust
2.770% due 11/25/2033	15	15
2.884% due 04/25/2036 ^	501	459
3.066% due 02/25/2036 ^	18	16
3.100% due 04/25/2037 ^	94	84
3.130% due 07/25/2035	62	62
3.132% due 11/25/2035	791	753
3.150% due 05/25/2034	206	203
5.750% due 01/25/2036 ^	1,643	1,391
6.000% due 08/25/2037 ^	21	19
6.250% due 07/25/2036 ^	2,352	1,924
6.500% due 01/25/2036 ^	842	752
6.500% due 08/25/2036 ^	3,163	2,602
JPMorgan Resecuritization Trust
2.759% due 06/27/2037	94	94
2.874% due 05/27/2037	2,927	2,849
LB Commercial Mortgage Trust
5.873% due 07/15/2044	9,641	9,747
Lehman XS Trust
0.956% due 08/25/2046	4,036	3,255
0.986% due 04/25/2046 ^	4,219	3,849
LMREC, Inc.
2.274% due 02/22/2032	15,000	15,059
MASTR Adjustable Rate Mortgages Trust
0.966% due 05/25/2047 ^	625	586
1.056% due 05/25/2047 ^	639	425
3.043% due 11/21/2034	93	95
3.109% due 05/25/2034	223	219
MASTR Asset Securitization Trust
5.500% due 11/25/2017	1	1
MASTR Seasoned Securitization Trust
3.439% due 10/25/2032	25	25
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	152	142
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	296	283
Merrill Lynch Alternative Note Asset Trust
0.926% due 02/25/2037	803	748
Merrill Lynch Mortgage Investors Trust
0.694% due 11/25/2029 (a)	3,147	65
1.006% due 11/25/2035	4	4
1.006% due 08/25/2036	1	1
1.136% due 08/25/2035	2,759	2,669
1.416% due 06/25/2028	3	3
1.617% due 10/25/2035	578	550
2.764% due 02/25/2036	1,418	1,407
2.920% due 02/25/2033	38	37
3.243% due 03/25/2036 ^	1,631	1,116
3.368% due 05/25/2033	6	6
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.852% due 08/12/2049	238	241
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	128	129
2.657% due 05/15/2046	130	132
2.825% due 08/15/2045	138	140
3.912% due 07/15/2046	44	47
Morgan Stanley Mortgage Loan Trust
1.016% due 03/25/2036	778	615
2.694% due 06/25/2036	9,101	8,821
2.862% due 06/25/2036	60	58
2.936% due 07/25/2035 ^	240	197
2.983% due 08/25/2034	361	343
2.992% due 07/25/2035	398	353
3.253% due 11/25/2037	3,602	3,040
3.347% due 08/25/2034	47	46

Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045		685	687
Mortgages PLC
0.864% due 10/31/2038	GBP	1,757	2,090
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$979	961
Newgate Funding PLC
0.284% due 12/15/2050	EUR	15,383	15,566
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.176% due 04/25/2047		$9,203	6,338
2.921% due 10/25/2035		1,119	1,041
3.553% due 08/25/2035		756	739
Nomura Resecuritization Trust
3.223% due 12/26/2046		12,388	11,317
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.136% due 12/25/2035		6,877	6,352
5.675% due 12/25/2035		444	448
Prime Mortgage Trust
1.156% due 02/25/2034		5	4
5.500% due 06/25/2036 ^		283	268
RBSGC Structured Trust
5.500% due 11/25/2035 ^		19,961	17,846
RBSSP Resecuritization Trust
0.824% due 08/27/2037		2,470	2,276
0.832% due 06/27/2036		9,319	5,727
Residential Accredit Loans, Inc. Trust
0.896% due 01/25/2037		2,436	2,001
0.936% due 05/25/2036		2,757	2,401
0.941% due 12/25/2036		181	149
1.006% due 02/25/2036 ^		418	283
1.006% due 08/25/2037		168	132
1.156% due 11/25/2036 ^		593	369
1.156% due 10/25/2045		380	291
1.436% due 12/25/2033		184	167
3.201% due 03/25/2035 ^		936	808
3.350% due 02/25/2035 ^		1,657	1,344
4.038% due 12/26/2034 ^		454	358
4.137% due 01/25/2036 ^		3,506	2,813
4.275% due 09/25/2035 ^		795	666
6.000% due 06/25/2036 ^		547	471
6.500% due 09/25/2037 ^		630	548
Residential Asset Securitization Trust
1.106% due 10/25/2018		7	7
1.156% due 01/25/2046 ^		2,353	1,106
1.206% due 02/25/2034		172	157
1.456% due 10/25/2035 ^		5,318	4,031
5.500% due 09/25/2035 ^		154	137
5.500% due 12/25/2035 ^		429	375
5.750% due 02/25/2036 ^		1,405	1,105
6.000% due 07/25/2036		652	565
6.000% due 07/25/2037 ^		1,860	1,295
Residential Funding Mortgage Securities, Inc. Trust
3.597% due 02/25/2036 ^		970	881
3.638% due 09/25/2036 ^		81	61
6.000% due 10/25/2036 ^		1,083	1,031
6.500% due 03/25/2032		34	35
RMAC Securities PLC
0.526% due 06/12/2044	GBP	1,037	1,188
Royal Bank of Scotland Capital Funding Trust
5.969% due 02/16/2051		$1,138	1,137
6.095% due 12/16/2049		4,096	4,129
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		37	31
Sequoia Mortgage Trust
1.286% due 11/22/2024		87	87
3.280% due 09/20/2046 ^		157	129
Sovereign Commercial Mortgage Securities Trust
6.486% due 07/22/2030		290	289
STRIPs Ltd.
5.000% due 03/24/2018		239	27
Structured Adjustable Rate Mortgage Loan Trust
0.976% due 06/25/2037		4,427	3,838
1.076% due 10/25/2035		7,646	6,431
1.974% due 01/25/2035		32	25
3.003% due 03/25/2034		26	26
3.052% due 01/25/2035		262	241
3.086% due 10/25/2036 ^		825	610
3.093% due 02/25/2034		39	39
3.112% due 04/25/2034		85	85
3.139% due 09/25/2036 ^		664	482
3.312% due 04/25/2036 ^		939	738
Structured Asset Mortgage Investments Trust
0.876% due 08/25/2036		403	324
0.936% due 07/25/2046		4,929	4,099
0.966% due 05/25/2036		312	242
0.966% due 08/25/2036 ^		1,989	1,616

0.986% due 07/19/2035	530	517
0.986% due 05/25/2045	92	81
1.036% due 02/25/2036 ^	630	534
1.056% due 08/25/2036 ^	851	433
1.316% due 07/19/2034	15	15
1.396% due 09/19/2032	5	5
1.436% due 03/19/2034	6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.684% due 10/25/2031	22	22
2.893% due 02/25/2032	5	5
3.148% due 03/25/2033	84	83
5.240% due 12/25/2034	5	5
5.615% due 03/25/2034	5,207	5,282
8.042% due 01/25/2032	105	104
Structured Asset Securities Corp. Trust
1.106% due 02/25/2035	43	41
Thornburg Mortgage Securities Trust
0.886% due 06/25/2037	40,777	38,972
2.559% due 10/25/2043	211	206
TIAA Seasoned Commercial Mortgage Trust
5.474% due 08/15/2039	279	282
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046	86	88
3.244% due 04/10/2046	40	41
UBS-Citigroup Commercial Mortgage Trust
2.266% due 01/10/2045 (a)	27,216	2,382
Wachovia Mortgage Loan Trust LLC
3.171% due 03/20/2037 ^	664	641
3.172% due 10/20/2035	2,663	2,385
3.407% due 05/20/2036 ^	1,461	1,300
WaMu Mortgage Pass-Through Certificates Trust
1.026% due 12/25/2045	12	12
1.046% due 12/25/2045	929	856
1.297% due 01/25/2047	259	235
1.317% due 06/25/2047 ^	221	75
1.351% due 12/25/2046	535	455
1.547% due 06/25/2046	1,478	1,378
1.567% due 02/25/2046	120	110
1.767% due 11/25/2042	23	21
1.933% due 08/25/2042	223	214
1.967% due 06/25/2042	539	521
2.098% due 11/25/2046	605	548
2.101% due 05/25/2046	202	178
2.101% due 12/25/2046	573	533
2.224% due 10/25/2036 ^	73	62
2.281% due 05/25/2037	121	102
2.498% due 03/25/2033	105	105
2.522% due 03/25/2037 ^	53,961	49,565
2.584% due 06/25/2037 ^	2,803	2,608
2.600% due 07/25/2037 ^	655	538
2.645% due 01/25/2036	1,962	1,957
2.679% due 12/25/2032	4,401	4,388
2.795% due 03/25/2034	6	6
2.797% due 08/25/2035	998	984
2.798% due 03/25/2035	505	494
2.834% due 06/25/2033	185	187
2.839% due 10/25/2034	420	423
2.845% due 09/25/2033	29	28
5.972% due 10/25/2036 ^	1,647	1,304
Washington Mutual Mortgage Pass-Through Certificates Trust
1.337% due 04/25/2047	7,356	5,249
1.456% due 01/25/2036 ^	6,272	4,570
2.746% due 02/25/2033	17	16
3.080% due 06/25/2033	77	76
5.500% due 11/25/2035	239	207
5.750% due 11/25/2035 ^	1,632	1,525
6.000% due 10/25/2035 ^	800	636
Wells Fargo Alternative Loan Trust
1.106% due 06/25/2037 ^	3,627	2,502
Wells Fargo Mortgage-Backed Securities Trust
2.908% due 03/25/2035	329	327
3.000% due 12/25/2033	4	4
3.039% due 09/25/2034	801	739
3.073% due 10/25/2033	493	499
3.076% due 04/25/2035	49	49
3.080% due 07/25/2036 ^	3,217	3,171
3.083% due 04/25/2036 ^	895	882
3.087% due 04/25/2036	714	699
3.089% due 05/25/2036 ^	596	569
3.200% due 04/25/2036	293	269
5.750% due 03/25/2037 ^	21	20
6.000% due 03/25/2037 ^	2,155	2,143

Total Non-Agency Mortgage-Backed Securities (Cost $616,167)		656,180

ASSET-BACKED SECURITIES 29.0%
ACAS CLO Ltd.
2.232% due 10/25/2025		8,500	8,510
Accredited Mortgage Loan Trust
1.070% due 09/25/2035		600	526
ACE Securities Corp. Home Equity Loan Trust
0.876% due 08/25/2036 ^		3,440	1,249
0.916% due 08/25/2036 ^		1,844	676
0.956% due 12/25/2036		6,289	2,671
1.436% due 09/25/2035		1,312	1,088
1.491% due 08/25/2035		865	860
1.731% due 11/25/2033		335	319
Aegis Asset-Backed Securities Trust
1.756% due 03/25/2035 ^		624	583
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		4,343	4,587
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.881% due 11/25/2034		870	745
5.325% due 11/25/2035		29	29
Amortizing Residential Collateral Trust
1.456% due 10/25/2031		678	639
Argent Securities Trust
0.866% due 09/25/2036		471	185
0.906% due 06/25/2036		4,294	1,562
0.906% due 07/25/2036		2,620	1,156
0.906% due 09/25/2036		1,110	439
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 02/25/2034		1,423	1,308
Asset-Backed Funding Certificates Trust
0.866% due 01/25/2037		4,472	2,877
0.916% due 01/25/2037		2,149	1,391
1.456% due 06/25/2034		740	705
1.756% due 06/25/2037		70	53
1.806% due 03/25/2034		2,081	1,931
1.881% due 12/25/2032		675	656
Asset-Backed Securities Corp. Home Equity Loan Trust
1.186% due 11/25/2035		787	779
1.206% due 11/25/2035		1,200	1,120
1.851% due 02/25/2035		1,398	1,167
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		323	321
Bayview Financial Revolving Asset Trust
1.533% due 02/28/2040		175	146
Bear Stearns Asset-Backed Securities Trust
0.906% due 11/25/2036		6,652	5,740
0.916% due 08/25/2036		8,444	8,552
0.926% due 01/25/2037		2,281	2,153
0.956% due 12/25/2036		3,358	3,220
1.014% due 11/25/2035 ^		1,817	1,782
1.064% due 11/25/2035 ^		1,540	1,301
1.156% due 09/25/2046		940	818
1.186% due 12/25/2035		500	470
1.246% due 09/25/2035		2,266	2,011
1.506% due 09/25/2035		1,466	1,445
1.716% due 04/25/2035		3,084	2,923
1.756% due 11/25/2042		8	7
5.500% due 08/25/2036		762	763
6.500% due 10/25/2036 ^		5,287	4,057
Belle Haven ABS CDO Ltd.
1.241% due 11/03/2044		19,810	9,638
1.281% due 11/03/2044		29,701	14,449
Carrington Mortgage Loan Trust
0.816% due 01/25/2037		589	474
0.906% due 05/25/2036		937	927
0.916% due 10/25/2036		1,691	1,053
0.996% due 06/25/2036		3,400	2,303
1.216% due 06/25/2035		1,445	1,413
1.656% due 05/25/2034		2,190	2,056
Cavendish Square Funding PLC
0.012% due 02/11/2055	EUR	336	349
Centex Home Equity Loan Trust
1.056% due 06/25/2036		$3,750	3,291
1.216% due 10/25/2035		800	784
Citigroup Mortgage Loan Trust, Inc.
0.896% due 08/25/2036		2,701	2,654
0.916% due 09/25/2036		18,071	13,450
0.916% due 12/25/2036		2,873	1,797
0.996% due 10/25/2036		406	399
Citius Funding Ltd.
0.783% due 05/05/2046 ^		453,318	34,679

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	12,131	13,370
Countrywide Asset-Backed Certificates
0.896% due 08/25/2037	10,415	9,907
0.906% due 07/25/2036	9,258	9,121
0.906% due 12/25/2046	4,138	3,964
0.916% due 01/25/2046	606	578
0.926% due 06/25/2047	1,390	1,356
0.946% due 06/25/2047	10,899	10,559
1.036% due 09/25/2036	4,348	4,230
1.046% due 06/25/2036	4,350	4,204
1.056% due 06/25/2036	3,691	3,613
1.066% due 09/25/2037 ^	1,800	896
1.096% due 12/25/2036 ^	389	200
1.106% due 04/25/2036	1,900	1,808
1.236% due 01/25/2036	5,100	4,865
1.611% due 05/25/2036	5,000	4,731
1.626% due 04/25/2035	4,375	4,115
2.256% due 02/25/2035	4,400	4,025
2.361% due 01/25/2034 ^	1,511	1,446
4.191% due 04/25/2036	909	911
4.825% due 07/25/2036	555	569
4.902% due 10/25/2046 ^	2,745	2,574
5.253% due 10/25/2032 ^	9,184	8,054
Countrywide Asset-Backed Certificates Trust
0.734% due 10/25/2046 ^	1,782	1,752
0.916% due 03/25/2037	4,425	4,305
1.044% due 05/25/2036	350	322
1.106% due 04/25/2036	503	504
1.476% due 07/25/2034	1,567	1,491
1.484% due 07/25/2035	3,084	3,083
5.251% due 12/25/2034	4,131	4,109
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	7	6
Credit-Based Asset Servicing and Securitization LLC
0.906% due 11/25/2036	1,370	802
1.203% due 04/25/2036	3,039	2,715
3.869% due 01/25/2037 ^	1,609	693
3.948% due 03/25/2037 ^	11,812	6,615
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	204	235
7.790% due 05/25/2030 ^	557	565
Fairbanks Capital Mortgage Loan Trust
1.784% due 05/25/2028	15	15
Fieldstone Mortgage Investment Trust
0.744% due 11/25/2036	2,111	1,240
First Franklin Mortgage Loan Asset-Backed Certificates
1.581% due 05/25/2034	850	799
First Franklin Mortgage Loan Trust
0.896% due 09/25/2036	1,782	1,695
1.246% due 07/25/2035	300	269
1.701% due 03/25/2035	2,900	2,510
2.031% due 07/25/2034	1,166	1,134
Fremont Home Loan Trust
0.886% due 11/25/2036	6,796	2,992
0.906% due 01/25/2037	1,997	1,064
0.996% due 02/25/2037	5,302	3,014
1.006% due 05/25/2036	11,811	7,152
GSAA Home Equity Trust
1.036% due 07/25/2037	31,412	11,070
1.206% due 08/25/2037	1,268	1,178
4.999% due 09/25/2035	216	219
GSAMP Trust
0.806% due 12/25/2046	1,668	1,011
0.856% due 12/25/2046	6,085	3,714
0.906% due 09/25/2036	1,939	896
0.906% due 12/25/2046	3,915	2,406
0.986% due 12/25/2046	753	468
0.996% due 08/25/2036	1,464	1,205
1.016% due 06/25/2036	7,462	5,729
1.026% due 04/25/2036	3,600	2,180
1.626% due 11/25/2034	2,226	2,077
Home Equity Asset Trust
1.036% due 08/25/2036	5,900	5,230
1.246% due 12/25/2035	200	197
Home Equity Loan Trust
1.096% due 04/25/2037	3,000	1,799
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	244	105
HSI Asset Securitization Corp. Trust
0.866% due 12/25/2036	4,809	2,020
0.926% due 12/25/2036	1,391	585
0.946% due 01/25/2037	2,500	1,811
0.976% due 12/25/2036	10,293	4,381
Huntington CDO Ltd.
1.151% due 11/05/2040	10,902	10,466

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.916% due 07/25/2037		3,980	2,486
0.956% due 07/25/2037		5,853	3,681
0.996% due 04/25/2037		3,130	1,975
IXIS Real Estate Capital Trust
0.986% due 01/25/2037		5,202	2,590
JPMorgan Mortgage Acquisition Trust
0.906% due 07/25/2036		2,304	1,141
0.916% due 07/25/2036 ^		2,000	824
6.130% due 07/25/2036 ^		1,592	881
L2L Education Loan Trust
1.044% due 06/15/2031		6,748	6,210
Lehman XS Trust
0.906% due 04/25/2037 ^		50	39
0.926% due 01/25/2037		2,376	2,128
1.016% due 05/25/2046 ^		44,414	25,487
Long Beach Mortgage Loan Trust
1.056% due 02/25/2036		2,634	1,777
1.096% due 01/25/2046		5,000	4,217
2.556% due 07/25/2032 ^		236	222
Malin CLO BV
0.000% due 05/07/2023	EUR	115	121
MASTR Asset-Backed Securities Trust
0.806% due 10/25/2036		$1,168	518
0.806% due 11/25/2036		78	36
0.906% due 08/25/2036		1,276	660
0.996% due 03/25/2036		4,924	3,029
0.996% due 10/25/2036		1,700	1,203
1.256% due 10/25/2035 ^		1,124	894
Merit Securities Corp.
6.690% due 07/28/2033		73	73
Meritage Mortgage Loan Trust
1.506% due 11/25/2035		473	466
Merrill Lynch Mortgage Investors Trust
0.866% due 08/25/2037		2,883	1,848
0.906% due 08/25/2037		17,398	11,228
1.206% due 02/25/2047		765	467
1.256% due 06/25/2036		568	549
4.133% due 02/25/2037 ^		1,805	354
Monroe Capital BSL CLO Ltd.
2.496% due 05/22/2027		47,000	47,067
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 12/25/2036		4,982	3,142
0.866% due 03/25/2037		2,008	1,058
0.896% due 11/25/2036		13,165	8,278
0.906% due 09/25/2036		12,489	6,221
0.906% due 10/25/2036		27,795	17,418
0.906% due 11/25/2036		4,469	2,699
0.906% due 12/25/2036		1,102	702
0.916% due 09/25/2036		2,366	1,309
0.936% due 02/25/2037		2,620	1,158
0.956% due 02/25/2037		82	50
0.976% due 11/25/2036		7,118	4,524
0.996% due 06/25/2036		1,620	1,061
1.006% due 08/25/2036		173	105
1.006% due 03/25/2037		21,537	11,542
1.116% due 02/25/2037		4,094	1,862
1.556% due 07/25/2037		29	29
1.671% due 03/25/2035		1,100	991
1.806% due 09/25/2033		1,494	1,439
1.806% due 06/25/2035 ^		4,000	2,698
Morgan Stanley Home Equity Loan Trust
0.856% due 12/25/2036		2,081	1,176
National Collegiate Student Loan Trust
1.016% due 02/26/2029		2,912	2,826
Nelnet Student Loan Trust
0.992% due 10/25/2033		559	544
1.000% due 05/27/2025		348	337
1.096% due 03/23/2037		334	325
1.207% due 03/25/2026		641	621
1.556% due 04/25/2046		71	71
New Century Home Equity Loan Trust
3.756% due 01/25/2033 ^		844	737
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.086% due 10/25/2036 ^		5,423	1,863
1.156% due 02/25/2037 ^		582	209
North Carolina State Education Assistance Authority
1.392% due 07/25/2039		1,102	1,087
NovaStar Mortgage Funding Trust
0.906% due 09/25/2036		5,049	2,847
0.926% due 11/25/2036		10,468	5,179
0.966% due 01/25/2037		3,908	1,740
1.006% due 10/25/2036		1,713	1,003
NZCG Funding Ltd.
2.436% due 04/27/2027		40,000	40,059

OCP CLO Ltd.
1.884% due 04/26/2026		10,000	9,921
OFSI Fund Ltd.
2.222% due 10/18/2026		28,988	28,913
OHA Credit Partners Ltd.
2.001% due 04/20/2025		10,305	10,291
Option One Mortgage Loan Trust
0.886% due 07/25/2037		1,465	938
0.936% due 04/25/2037		1,414	891
0.946% due 01/25/2036		452	444
0.976% due 01/25/2037		1,248	735
0.996% due 04/25/2037		1,544	957
1.006% due 03/25/2037		795	421
1.006% due 07/25/2037		1,983	1,288
Ownit Mortgage Loan Trust
0.906% due 05/25/2037		2,944	2,144
3.563% due 12/25/2036		925	598
Panhandle-Plains Higher Education Authority, Inc.
1.976% due 10/01/2035		4,671	4,626
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.226% due 09/25/2035		2,400	2,306
2.556% due 12/25/2034		754	678
People’s Choice Home Loan Securities Trust
1.529% due 05/25/2035 ^		5,300	4,190
People’s Financial Realty Mortgage Securities Trust
0.896% due 09/25/2036		2,917	1,232
RAAC Trust
1.056% due 06/25/2044		852	711
1.096% due 02/25/2036		800	743
1.096% due 08/25/2036		3,510	3,340
Renaissance Home Equity Loan Trust
1.256% due 12/25/2033		22	21
4.086% due 09/25/2037		7,032	5,637
5.612% due 04/25/2037		3,905	1,863
Residential Asset Mortgage Products Trust
1.256% due 09/25/2035		460	437
1.316% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.906% due 07/25/2036		10,817	9,557
0.906% due 08/25/2036		846	836
0.906% due 09/25/2036		57	57
0.936% due 04/25/2036		1,150	1,141
1.026% due 04/25/2036		603	589
1.026% due 07/25/2036		3,000	1,892
1.126% due 03/25/2036		252	237
1.409% due 07/25/2034		664	611
1.446% due 08/25/2035		2,000	1,698
1.596% due 12/25/2034		1,220	1,181
5.510% due 04/25/2033		3,617	3,797
6.228% due 04/25/2032		97	98
7.279% due 04/25/2032		515	533
SACO, Inc.
1.156% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.926% due 10/25/2046		3,102	2,618
1.379% due 03/25/2035 ^		1,245	1,152
Securitized Asset-Backed Receivables LLC Trust
1.006% due 03/25/2036		3,576	2,178
1.521% due 02/25/2034		2,137	2,016
SG Mortgage Securities Trust
0.906% due 10/25/2036		5,100	3,913
0.966% due 10/25/2036		2,300	1,475
1.026% due 02/25/2036		7,427	3,866
Sierra Madre Funding Ltd.
1.032% due 09/07/2039		57,354	46,744
1.052% due 09/07/2039		133,736	108,995
SLC Student Loan Trust
1.302% due 05/15/2028		57	57
SLM Private Education Loan Trust
1.304% due 08/15/2022		52	52
1.454% due 10/16/2023		14	14
1.850% due 06/17/2030		653	650
2.104% due 08/15/2025		29	29
2.454% due 06/15/2045		473	478
3.954% due 05/16/2044		1,811	1,882
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	6,741	6,933
0.982% due 04/25/2025		$37	36
1.052% due 07/25/2025		128	105
1.432% due 10/26/2026		602	602
2.082% due 07/27/2026		63	63
2.256% due 06/25/2043		103	89
2.256% due 09/25/2043		104	97
2.382% due 04/25/2023		9,967	9,990
2.556% due 11/25/2070		141	137

Soundview Home Loan Trust
0.866% due 02/25/2037		5,301	2,051
1.036% due 10/25/2036		6,675	5,629
1.581% due 06/25/2035		78	72
1.706% due 09/25/2037		4,429	3,578
Specialty Underwriting & Residential Finance Trust
0.876% due 03/25/2037		1,648	863
0.906% due 09/25/2037		5,846	2,806
1.056% due 12/25/2036		5,941	5,074
Structured Asset Investment Loan Trust
1.476% due 10/25/2035		1,000	854
1.731% due 01/25/2035		1,713	1,286
1.881% due 01/25/2035		606	150
2.136% due 04/25/2033		41	35
2.331% due 01/25/2035		684	88
2.481% due 01/25/2035 ^		907	30
Structured Asset Securities Corp. Mortgage Loan Trust
1.076% due 05/25/2037		2,128	2,065
Structured Asset Securities Corp. Trust
1.216% due 09/25/2035		11,700	8,730
Talon Funding Ltd.
1.432% due 06/05/2035		2,623	1,410
Terwin Mortgage Trust
1.696% due 12/25/2034		84	81
4.290% due 09/25/2036		190	194
4.849% due 08/25/2036		153	156
Tralee CLO Ltd.
2.231% due 07/20/2026		25,900	25,810
Triaxx Prime CDO Ltd.
0.794% due 10/02/2039		20,456	15,397
1.031% due 10/02/2039		20,918	20,185
Washington Mutual Asset-Backed Certificates Trust
0.996% due 05/25/2036		2,656	1,998
Wells Fargo Home Equity Asset-Backed Securities Trust
1.806% due 02/25/2035		3,600	3,361

Total Asset-Backed Securities (Cost $938,754)			1,016,878

SOVEREIGN ISSUES 1.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	662
4.950% due 02/11/2020		300	338
Brazil Government International Bond
5.625% due 02/21/2047		$11,350	9,988
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	16,630	11,701
3.000% due 09/20/2030 (d)		4,430	3,413
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	159	120
3.000% due 02/24/2031		59	43
3.000% due 02/24/2032		559	400
3.000% due 02/24/2033		459	323
3.000% due 02/24/2037		359	239
3.000% due 02/24/2038		359	237
3.000% due 02/24/2039		112	74
3.000% due 02/24/2040		459	302
3.000% due 02/24/2041		459	304
3.000% due 02/24/2042		359	237
3.375% due 07/17/2017		1,500	1,553
4.750% due 04/17/2019 (h)		8,720	8,687
Saudi Government International Bond
2.375% due 10/26/2021		$2,000	1,944
3.250% due 10/26/2026		2,800	2,658
4.500% due 10/26/2046		6,000	5,763

Total Sovereign Issues (Cost $53,330)			48,986

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		3,500	4,166

Total Convertible Preferred Securities (Cost $4,179)			4,166

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.745% due 11/06/2017	$12,175	12,186
Norinchukin Bank
1.589% due 10/10/2017	3,300	3,308
1.589% due 10/11/2017	2,000	2,005
1.589% due 10/12/2017	6,000	6,014
Sumitomo Mitsui Trust Bank Ltd.
1.574% due 10/06/2017	9,175	9,190

		32,703

COMMERCIAL PAPER 0.6%
Ford Motor Credit Co.
1.242% due 01/30/2017	10,040	10,032
1.294% due 02/02/2017	8,900	8,892

		18,924

REPURCHASE AGREEMENTS (g) 0.1%		4,918

U.S. TREASURY BILLS 0.8%
0.449% due 01/12/2017 - 03/16/2017 (b)(c)(j)(l)	27,352	27,338

Total Short-Term Instruments (Cost $83,828)		83,883

Total Investments in Securities (Cost $4,602,700)		4,706,331

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	9,337,993	92,306

Total Short-Term Instruments (Cost $92,312)		92,306

Total Investments in Affiliates (Cost $92,312)		92,306

Total Investments 136.7% (Cost $4,695,012)		$4,798,637
Financial Derivative Instruments (i)(k) 2.9% (Cost or Premiums, net $(4,032))		102,395
Other Assets and Liabilities, net (39.6)%		(1,390,399)

Net Assets 100.0%		$3,510,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,967	0.85%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$4,918	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(5,018)	$4,918	$4,918

Total Repurchase Agreements						$(5,018)	$4,918	$4,918

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
GRE	0.970%	11/03/2016	01/04/2017		$(19,263)	$(19,295)
MYI	(5.000)	12/20/2016	12/20/2017	EUR	(4,215)	(4,428)
NXN	0.710	10/12/2016	01/12/2017		$(58,532)	(58,628)
	0.710	11/10/2016	01/12/2017		(29,834)	(29,865)
	0.710	12/01/2016	01/12/2017		(25,156)	(25,173)
	0.720	11/17/2016	01/13/2017		(31,500)	(31,530)
	0.750	10/18/2016	01/18/2017		(51,688)	(51,770)
	0.750	12/01/2016	01/18/2017		(39,950)	(39,977)
	0.790	10/21/2016	01/23/2017		(97,356)	(97,514)
	0.790	10/26/2016	01/26/2017		(112,836)	(113,007)
	0.790	11/22/2016	01/26/2017		(6,318)	(6,324)
	0.810	11/01/2016	02/01/2017		(88,647)	(88,773)
	0.830	11/03/2016	02/03/2017		(107,125)	(107,276)

Total Reverse Repurchase Agreements						$(673,560)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,292,843) at a weighted average interest rate of 0.576%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$43,100	$(42,669)	$(42,789)

Total Short Sales				$(42,669)	$(42,789)

(h)	Securities with an aggregate market value of $673,397 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$100.000	03/24/2017	2,316	$20	$16
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	192	1	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	216	2	2
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	936	8	7

				$31	$26

Total Purchased Options				$31	$26

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$120.500	02/24/2017	999	$(435)	$(154)
Call - CBOT U.S. Treasury 10-Year Note March Futures	125.000	02/24/2017	999	(405)	(632)

				$(840)	$(786)

Total Written Options				$(840)	$(786)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2017	10,412	$(342)	$0	$(130)
Australia Government 10-Year Bond March Futures	Long	03/2017	86	40	56	0
Euro-Bund 10-Year Bond March Futures	Long	03/2017	748	1,954	433	(355)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	12,999	(9,380)	4,468	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	32	(45)	24	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	254	(339)	246	0

Total Futures Contracts				$(8,112)	$5,227	$(485)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.624%		$36,400	$508	$25	$0	$(6)
Berkshire Hathaway, Inc.	1.000	03/20/2023	1.066		3,000	(10)	0	0	(4)
Caterpillar Financial Services Corp.	1.000	06/20/2019	0.316		2,500	43	1	0	(1)
Community Health Systems, Inc.	5.000	06/20/2021	15.307		10,000	(2,844)	(37)	7	0
Kraft Heinz Foods Co.	1.000	09/20/2018	0.153		1,850	(28)	0	0	0
MetLife, Inc.	1.000	12/20/2021	0.930		59,300	219	166	0	(1)
Volkswagen International Finance NV	1.000	12/20/2017	0.289	EUR	1,100	8	1	0	0

						$(2,104)	$156	$7	$(12)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$259,100	$(16,532)	$(2,684)	$0	$(317)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018		$300	$0	$0	$0	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		908,750	(5,627)	1,313	0	(135)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,796,300	(12,027)	7,952	0	(1,180)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		1,249,700	7,925	(5,197)	952	0
Pay	3-Month USD-LIBOR	1.750	12/21/2023		89,700	2,509	533	0	(181)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		103,800	(28)	639	0	(324)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		52,200	224	372	0	(166)
Pay	3-Month USD-LIBOR	2.250	06/15/2026		27,100	191	181	0	(90)
Pay	3-Month USD-LIBOR	2.450	12/19/2026		79,100	650	810	280	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		963,020	52,396	6,580	0	(3,248)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027		217,400	18,170	(710)	0	(750)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		42,270	1,140	323	0	(358)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		57,000	4,333	97	0	(476)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		88,810	7,325	356	0	(748)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047		13,960	(2,762)	106	114	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	80,000	(4,133)	(517)	0	(149)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		3,300	(137)	(25)	0	(7)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	12,280,000	(1,171)	(145)	0	(257)
Pay	28-Day MXN-TIIE	6.750	08/31/2021	MXN	36,800	(60)	(28)	5	0
Receive	CPTFEMU	0.740	01/15/2020	EUR	63,200	174	262	25	0
Pay	UKRPI	3.400	06/15/2030	GBP	1,870	(12)	2	0	(3)
Pay	UKRPI	3.300	11/15/2030		28,210	(1,337)	5	0	(83)

						$67,743	$12,909	$1,376	$(8,155)

Total Swap Agreements						$49,107	$10,381	$1,383	$(8,484)

*	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $134,560 and cash of $51,437 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$15,487	NZD	22,334	$28	$0
	02/2017	NZD	22,334		$15,474	0	(27)
BOA	01/2017	BRL	8,650		2,654	0	(4)
	01/2017		$2,500	BRL	8,650	158	0
	01/2017		130,858	EUR	125,825	1,611	0
	02/2017	EUR	125,825		$131,041	0	(1,605)
BPS	01/2017	BRL	252,000		91,586	14,160	0
	01/2017	EUR	132,968		141,031	1,041	0
	01/2017		$77,322	BRL	252,000	105	0
	01/2017		1,089	GBP	874	0	(11)
	07/2017	BRL	418,000		$143,495	21,033	0
	07/2017		$138,024	BRL	483,000	3,482	0
BRC	02/2017		135,318	CNH	921,122	0	(4,970)
CBK	01/2017	BRL	617,000		$189,316	0	(256)
	01/2017		$184,797	BRL	617,000	4,775	0
	01/2017		6,439	EUR	6,152	38	0
	02/2017		511	MXN	10,605	0	(2)
DUB	02/2017	MXN	262,755		$13,696	1,090	0
	07/2017		$139,295	BRL	486,000	3,089	0
	01/2021		2,352		10,311	32	0
FBF	02/2017	SEK	12,260		$1,362	13	0
GLM	01/2017	GBP	84,773		105,627	1,145	0
	01/2017		$19,879	KRW	22,870,790	0	(935)
	02/2017	AUD	135		$102	4	0
	02/2017	CNH	933,273		134,110	1,778	0
	02/2017	NOK	2,440		291	8	0
	02/2017		$1,718	AUD	2,272	0	(80)
	03/2017	TWD	630,843		$20,049	576	0
HUS	01/2017	DKK	5,035		757	44	0
	01/2017	SGD	27,090		19,426	722	0
	01/2017		$2,627	INR	177,549	0	(17)
	01/2021	BRL	10,311		$1,590	0	(795)
JPM	01/2017		91,683		27,829	0	(340)
	01/2017	CAD	5,469		4,077	4	0
	01/2017	KRW	22,619,149		19,752	1,016	0
	01/2017		$27,698	BRL	91,683	471	0
	01/2017		32,010	JPY	3,762,800	188	0
	02/2017	ILS	1,106		$292	5	0
	02/2017	JPY	3,762,800		32,050	0	(197)
	02/2017		$27,592	BRL	91,683	346	0
	02/2017		9,329	MXN	194,629	8	0
	02/2017		364	RUB	24,146	25	0
	02/2017	ZAR	27,846		$2,017	3	0
MSB	01/2017	BRL	195,000		70,793	10,880	0
	01/2017		$59,833	BRL	195,000	81	0
SCX	01/2017	HKD	12,085		$1,559	0	0
	01/2017	JPY	3,762,800		33,673	1,476	0
	01/2017		$1,036	EUR	991	8	0
SOG	01/2017	NZD	22,334		$15,807	292	0
	01/2017		$103,436	GBP	83,899	0	(31)
	02/2017	GBP	83,899		$103,506	28	0
	02/2017		$399	MXN	7,502	0	(39)
TOR	01/2017	BRL	58,771		$18,033	0	(24)
	01/2017		$17,326	BRL	58,771	731	0
UAG	01/2017	BRL	170,000		$61,195	8,963	0
	01/2017	KRW	251,640		211	3	0
	01/2017		$52,162	BRL	170,000	70	0
	01/2017		1,557	HKD	12,085	1	0
	03/2017	HKD	12,085		$1,557	0	(2)
	03/2017		$211	KRW	251,640	0	(3)
	07/2017	BRL	551,000		$192,800	31,373	0

Total Forward Foreign Currency Contracts						$110,904	$(9,338)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	$	700	$28	$106
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	13,600	234	1
	Put - OTC EUR versus MXN		19.000	02/15/2017		45,200	1,768	3
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017	$	24,900	983	5,050
	Put - OTC USD versus RUB		73.000	02/24/2017		26,000	1,092	4,689

							$4,105	$9,849

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$58,300	$2,966	$4,010
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	275,300	938	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	109,500	5,656	7,532
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	342,300	1,229	2
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	368,300	2,090	1,504
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	51,750	2,488	3,498

							$15,367	$16,547

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$84.000	01/11/2017	$250,000	$10	$0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	580,000	22	0

					$32	$0

Total Purchased Options					$19,504	$26,396

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	22,400	$(180)	$(15)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		$700	(28)	0
CBK	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	6,200	(58)	(4)
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	13,600	(21)	0
	Call - OTC EUR versus MXN		26.750	02/15/2017		45,200	(1,444)	(8)
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017		$24,900	(983)	0
	Call - OTC USD versus RUB		110.000	02/24/2017		26,000	(1,123)	0

							$(3,837)	$(27)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$294,100	$(3,059)	$(5,436)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	549,800	(5,842)	(10,163)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	81,000	(578)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	81,000	(648)	(848)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	14,300	(238)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	43,600	(698)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	23,400	(401)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	48,800	(830)	(8)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	258,600	(2,737)	(4,818)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	79,200	(2,090)	(1,429)

							$(17,121)	$(22,759)

Total Written Options							$(20,958)	$(22,786)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.480%	$500	$(15)	$5	$0	$(10)
	Colombia Government International Bond	1.000	12/20/2021	1.632	1,700	(80)	31	0	(49)
	Italy Government International Bond	1.000	06/20/2019	1.036	4,800	(5)	3	0	(2)
	Mexico Government International Bond	1.000	12/20/2021	1.545	4,700	(180)	63	0	(117)
BPS	Colombia Government International Bond	1.000	06/20/2021	1.480	1,100	(32)	10	0	(22)
	Colombia Government International Bond	1.000	12/20/2021	1.632	2,500	(90)	18	0	(72)
BRC	Argentine Republic Government International Bond	5.000	06/20/2017	0.836	2,800	41	20	61	0
	Brazil Government International Bond	1.000	12/20/2021	2.754	2,300	(212)	30	0	(182)
	Colombia Government International Bond	1.000	06/20/2021	1.480	4,600	(138)	46	0	(92)
	Colombia Government International Bond	1.000	12/20/2021	1.632	400	(14)	2	0	(12)
	Italy Government International Bond	1.000	12/20/2019	1.118	22,700	(7)	(61)	0	(68)
	Mexico Government International Bond	1.000	12/20/2021	1.545	2,100	(79)	27	0	(52)
CBK	Brazil Government International Bond	1.000	03/20/2017	0.621	16,100	(23)	43	20	0
	Mexico Government International Bond	1.000	12/20/2018	0.708	300	0	2	2	0
DUB	Argentine Republic Government International Bond	5.000	06/20/2017	0.836	3,200	49	20	69	0
	Colombia Government International Bond	1.000	06/20/2021	1.480	100	(3)	1	0	(2)
	Italy Government International Bond	1.000	03/20/2019	0.981	10,000	(94)	102	8	0
	Italy Government International Bond	1.000	09/20/2019	1.081	42,800	129	(204)	0	(75)
GST	Argentine Republic Government International Bond	5.000	06/20/2017	0.836	1,500	23	9	32	0
	California State General Obligation Bonds, Series 2003	1.000	09/20/2019	0.576	11,800	177	(40)	137	0
	Citigroup, Inc.	1.000	03/20/2019	0.423	1,000	5	8	13	0
	Colombia Government International Bond	1.000	06/20/2021	1.480	2,600	(78)	26	0	(52)
	Colombia Government International Bond	1.000	12/20/2021	1.632	200	(7)	1	0	(6)
HUS	Colombia Government International Bond	1.000	06/20/2021	1.480	200	(6)	2	0	(4)
	Colombia Government International Bond	1.000	12/20/2021	1.632	2,200	(103)	39	0	(64)
	Italy Government International Bond	1.000	03/20/2019	0.981	20,700	(209)	226	17	0
JPM	Colombia Government International Bond	1.000	06/20/2021	1.480	1,250	(37)	12	0	(25)
MYC	Brazil Government International Bond	1.000	03/20/2019	1.299	11,800	(198)	126	0	(72)
	Brazil Government International Bond	1.000	09/20/2019	1.492	11,800	(131)	(18)	0	(149)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.107	11,400	68	(145)	0	(77)
	Italy Government International Bond	1.000	03/20/2019	0.981	9,900	(91)	99	8	0
	Italy Government International Bond	1.000	12/20/2019	1.118	17,000	(5)	(46)	0	(51)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.365	3,400	56	3	59	0

						$(1,289)	$460	$426	$(1,255)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	UKRPI	3.337%	11/15/2030	GBP	790	$9	$(39)	$0	$(30)
BPS	Receive	CPTFEMU	0.700	01/30/2020	EUR	56,800	(8)	289	281	0
CBK	Receive	CPTFEMU	0.990	03/31/2020		5,100	(3)	(25)	0	(28)
FBF	Pay	UKRPI	3.400	06/15/2030	GBP	1,200	7	(15)	0	(8)
GLM	Receive	CPTFEMU	0.740	01/26/2020	EUR	132,000	(455)	815	360	0
	Receive	CPTFEMU	0.660	01/30/2020		198,300	(14)	1,426	1,412	0
	Receive	CPTFEMU	0.992	03/30/2020		121,600	(21)	(669)	0	(690)
	Pay	UKRPI	3.140	01/14/2030	GBP	40	0	(2)	0	(2)
JPM	Pay	UKRPI	3.300	11/15/2030		2,690	5	(133)	0	(128)

							$(480)	$1,647	$2,053	$(886)

Total Swap Agreements							$(1,769)	$2,107	$2,479	$(2,141)

(l)	Securities with an aggregate market value of $6,871 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,245	$0	$14,245
Corporate Bonds & Notes
Banking & Finance	0	754,949	31,169	786,118
Industrials	0	142,496	0	142,496
Utilities	0	106,160	0	106,160
Municipal Bonds & Notes
California	0	16,397	0	16,397
Illinois	0	3,249	0	3,249
Washington	0	28,400	0	28,400
West Virginia	0	4,905	0	4,905
U.S. Government Agencies	0	692,551	251	692,802
U.S. Treasury Obligations	0	1,101,466	0	1,101,466
Non-Agency Mortgage-Backed Securities	0	655,014	1,166	656,180
Asset-Backed Securities	0	1,016,878	0	1,016,878
Sovereign Issues	0	48,986	0	48,986
Convertible Preferred Securities
Banking & Finance	0	4,166	0	4,166
Short-Term Instruments
Certificates of Deposit	0	32,703	0	32,703
Commercial Paper	0	18,924	0	18,924
Repurchase Agreements	0	4,918	0	4,918
U.S. Treasury Bills	0	27,338	0	27,338
	$0	$4,673,745	$32,586	$4,706,331

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92,306	$0	$0	$92,306

Total Investments	$92,306	$4,673,745	$32,586	$4,798,637

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,789)	$0	$(42,789)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,227	1,409	0	6,636
Over the counter	0	139,779	0	139,779
	$5,227	$141,188	$0	$146,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,271)	(8,484)	0	(9,755)
Over the counter	0	(34,265)	0	(34,265)

	$(1,271)	$(42,749)	$0	$(44,020)

Total Financial Derivative Instruments	$3,956	$98,439	$0	$102,395

Totals	$96,262	$4,729,395	$32,586	$4,858,243

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.2%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023		$135	$137

Total Bank Loan Obligations (Cost $133)			137

CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.2%
AGFC Capital Trust
6.000% due 01/15/2067		100	50
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	79
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	100	105

			234

INDUSTRIALS 0.5%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017		500	515

UTILITIES 1.0%
Petrobras Global Finance BV
4.375% due 05/20/2023		$100	88
5.375% due 01/27/2021		800	784
7.875% due 03/15/2019		115	124

			996

Total Corporate Bonds & Notes (Cost $1,656)			1,745

MUNICIPAL BONDS & NOTES 70.0%
ARIZONA 2.2%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,344

CALIFORNIA 7.1%
California State General Obligation Notes, Series 2008
5.000% due 04/01/2018		2,500	2,619
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	527
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	964
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019		125	136
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,618
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,097
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	474

			7,435

COLORADO 6.4%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		3,500	3,830
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027		2,520	2,880

			6,710

FLORIDA 4.6%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020		2,500	2,747
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025		1,500	1,691

Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	422

		4,860

ILLINOIS 5.4%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,007
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	106
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2026	2,500	2,533

		5,646

INDIANA 5.8%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	532
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,525

		6,057

IOWA 1.6%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,693

KANSAS 0.4%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	371

MICHIGAN 5.2%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,067
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,384

		5,451

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,307

NEBRASKA 0.4%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	417

NEW JERSEY 5.6%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,000	1,056
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	2,395	2,711
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2016
5.000% due 06/15/2028	2,000	2,156

		5,923

NEW YORK 4.9%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2007
5.000% due 11/01/2021	165	167
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	542
New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,343
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	1,000	1,081

		5,133

NORTH CAROLINA 0.7%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	759

OHIO 9.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,000	865
5.875% due 06/01/2047	2,600	2,281
6.500% due 06/01/2047	7,350	6,854

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020		100	108

			10,108

OKLAHOMA 1.6%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021		1,525	1,664

TENNESSEE 1.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040		1,100	1,187

TEXAS 2.2%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018		150	155
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033		250	271
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023		500	539
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023		125	132
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2030		1,000	1,207

			2,304

WASHINGTON 1.7%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		1,000	1,029
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	269
5.250% due 01/01/2039		500	539

			1,837

WISCONSIN 2.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		2,200	2,385

Total Municipal Bonds & Notes (Cost $68,338)			73,591

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
0.876% due 03/25/2034		30	30
1.656% due 04/25/2032		29	30
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047		5,700	5,651
3.500% due 02/01/2047		10,600	10,842

Total U.S. Government Agencies (Cost $16,413)			16,553

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Inflation Protected Securities (d)
1.375% due 02/15/2044 (h)(j)		3,630	3,966
U.S. Treasury Notes
1.250% due 07/31/2023 (h)(j)		1,950	1,834
1.375% due 06/30/2023 (j)		3,000	2,847

Total U.S. Treasury Obligations (Cost $9,228)			8,647

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Banc of America Funding Trust
3.164% due 06/20/2032		47	47
Bear Stearns Adjustable Rate Mortgage Trust
3.101% due 03/25/2035		130	124
3.326% due 02/25/2034		104	104
Bear Stearns ALT-A Trust
3.112% due 11/25/2036 ^		315	231
3.390% due 05/25/2036 ^		2,370	1,646
Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 08/25/2034 ^		25	21
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033		21	21
EMF-NL Prime BV
0.489% due 04/17/2041	EUR	76	71
GSR Mortgage Loan Trust
2.679% due 06/25/2034		$38	36
5.750% due 01/25/2037		35	33
HarborView Mortgage Loan Trust
3.393% due 06/19/2036 ^		281	175
IndyMac Mortgage Loan Trust
1.056% due 07/25/2035		2,503	2,156

MASTR Adjustable Rate Mortgages Trust
2.815% due 05/25/2034		135	133
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.564% due 08/15/2032		226	215
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		266	185
Structured Asset Mortgage Investments Trust
0.986% due 07/19/2035		74	67
Thornburg Mortgage Securities Trust
0.886% due 06/25/2037		636	608
WaMu Mortgage Pass-Through Certificates Trust
1.327% due 04/25/2047		1,062	960
1.933% due 08/25/2042		34	33
2.522% due 03/25/2037 ^		1,227	1,127
Wells Fargo Mortgage-Backed Securities Trust
3.040% due 01/25/2035		136	137

Total Non-Agency Mortgage-Backed Securities (Cost $7,808)			8,130

ASSET-BACKED SECURITIES 5.9%
Citigroup Mortgage Loan Trust, Inc.
0.896% due 08/25/2036		50	49
Credit-Based Asset Servicing and Securitization LLC
3.986% due 12/25/2035		364	362
IXIS Real Estate Capital Trust
0.986% due 01/25/2037		149	74
Residential Asset Securities Corp. Trust
0.936% due 04/25/2036		128	127
1.016% due 07/25/2036		3,637	2,154
1.156% due 02/25/2036		1,570	1,358
6.228% due 04/25/2032		3	3
Sierra Madre Funding Ltd.
1.052% due 09/07/2039		2,528	2,060

Total Asset-Backed Securities (Cost $4,479)			6,187

SOVEREIGN ISSUES 1.0%
Brazil Government International Bond
5.625% due 02/21/2047		400	352
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	700	698

Total Sovereign Issues (Cost $1,034)			1,050

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS (f) 5.4%			5,727

U.S. TREASURY BILLS 0.4%
0.463% due 02/23/2017 (a)(b)(j)		$398	398

Total Short-Term Instruments (Cost $6,125)			6,125

Total Investments in Securities (Cost $115,214)			122,165

Total Investments 116.2% (Cost $115,214)			$122,165
Financial Derivative Instruments (g)(i) (3.5)% (Cost or Premiums, net $(6,642))			(3,723)
Other Assets and Liabilities, net (12.7)%			(13,279)

Net Assets 100.0%			$105,163

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$5,727	U.S. Treasury Notes 0.750% due 12/31/2017 (2)	$(5,846)	$5,727	$5,727

Total Repurchase Agreements						$(5,846)	$5,727	$5,727

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(572) at a weighted average interest rate of 0.528%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$1,100	$(1,093)	$(1,092)

Total Short Sales				$(1,093)	$(1,092)

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$100.000	03/24/2017	215	$2	$2
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	18	0	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	20	0	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	87	1	1

				$3	$3

Total Purchased Options				$3	$3

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$120.500	02/24/2017	30	$(13)	$(5)
Call - CBOT U.S. Treasury 10-Year Note March Futures	125.000	02/24/2017	30	(12)	(19)

				$(25)	$(24)

Total Written Options				$(25)	$(24)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2017	362	$(24)	$0	$(5)
Australia Government 10-Year Bond March Futures	Long	03/2017	3	1	2	0
Euro currency March Futures	Long	03/2017	120	(193)	79	0
Euro-Bund 10-Year Bond March Futures	Long	03/2017	17	37	10	(8)
U.S. Treasury 5-Year Note March Futures	Short	03/2017	86	38	0	(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	350	(168)	120	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	1	(2)	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2017	33	43	0	(32)

Total Futures Contracts				$(268)	$212	$(59)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation	Asset	Liability
Leonardo SpA	5.000%	03/20/2019	0.831%	EUR	100	$10	$1	$0	$0
Sprint Communications, Inc.	5.000	12/20/2019	2.190		$1,900	154	52	3	0

						$164	$53	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/17/2017		$53,700	$(177)	$105	$0	$(1)
Receive	3-Month USD-LIBOR	1.750	06/17/2018		39,500	(258)	224	0	(1)
Pay	3-Month USD-LIBOR	1.750	12/21/2023		7,400	207	369	0	(15)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	31	55	0	(8)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	0	10	0	(2)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,900	35	19	0	(16)
Pay	3-Month USD-LIBOR	2.450	12/19/2026		2,600	21	27	9	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		20,450	1,141	1,632	0	(70)
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(4)	9	0	(2)
Receive	3-Month USD-LIBOR	2.750	06/19/2033		5,800	(160)	54	0	(34)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		150	4	5	0	(1)
Receive	3-Month USD-LIBOR	2.250	09/14/2046		2,000	152	207	0	(17)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		1,130	93	4	0	(9)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	310,000	(30)	33	0	(7)
Pay	28-Day MXN-TIIE	6.750	08/31/2021	MXN	1,200	(2)	(1)	0	0
Pay	UKRPI	3.400	06/15/2030	GBP	50	0	0	0	0
Pay	UKRPI	3.300	11/15/2030		380	(18)	(7)	0	(1)

						$1,035	$2,745	$9	$(184)

Total Swap Agreements						$1,199	$2,798	$12	$(184)

(h)	Securities with an aggregate market value of $2,168 and cash of $3,095 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2017	AUD	5		$4	$0	$0
BOA	01/2017	BRL	259		80	0	0
	01/2017		$75	BRL	259	5	0
	01/2017		18,945	EUR	18,216	233	0
	01/2017		705	SGD	1,019	0	(2)
	02/2017	EUR	18,216		$18,971	0	(232)
	03/2017	SGD	1,019		705	2	0
BPS	01/2017	EUR	18,216		19,321	143	0
BRC	02/2017		$3,679	CNH	25,042	0	(135)
CBK	01/2017	GBP	5		$6	0	0
DUB	02/2017		$239	MXN	4,581	0	(19)
FBF	03/2017	TWD	23,724		$753	21	0
GLM	01/2017		$742	KRW	853,671	0	(35)
	01/2021		69	BRL	300	0	0
HUS	01/2017	SGD	1,019		$731	27	0
	01/2017		$90	INR	6,118	0	(1)
	01/2021	BRL	300		$46	0	(23)
JPM	01/2017		720		221	0	0
	01/2017	CAD	99		74	0	0
	01/2017	GBP	136		172	5	0
	01/2017	KRW	844,296		737	38	0
	01/2017		$208	BRL	720	13	0
	01/2017		1,067	JPY	125,386	6	0
	02/2017	JPY	125,386		$1,068	0	(7)
	02/2017	RUB	19,048		287	0	(19)
RBC	02/2017	AUD	6		4	0	0
SCX	01/2017	BRL	2,923		893	0	(5)
	01/2017	JPY	125,386		1,122	49	0
	01/2017		$897	BRL	2,923	1	0
	02/2017	CNH	25,677		$3,708	68	0
	02/2017		$885	BRL	2,923	6	0
TOR	01/2017	BRL	1,943		$596	0	(1)
	01/2017		$573	BRL	1,943	24	0

Total Forward Foreign Currency Contracts						$641	$(479)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$100	$4	$15
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	500	9	0
	Put - OTC EUR versus MXN		19.000	02/15/2017		1,500	59	0
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$900	35	183
	Put - OTC USD versus RUB		73.000	02/24/2017		1,000	42	180

							$149	$378

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$2,000	$102	$138
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	10,000	34	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,000	207	275
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	11,900	43	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	12,100	69	49
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	1,800	86	122

							$541	$584

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$136

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$84.000	01/11/2017	$12,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	12,000	0	0

					$1	$0

Total Purchased Options					$861	$1,098

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.297	01/27/2017	GBP	700	$(6)	$(1)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017	$	100	(4)	0
CBK	Call - OTC GBP versus USD		$1.302	01/30/2017	GBP	200	(2)	0
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	500	(1)	0
	Call - OTC EUR versus MXN		26.750	02/15/2017		1,500	(48)	0
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017	$	900	(35)	0
	Call - OTC USD versus RUB		110.000	02/24/2017		1,000	(43)	0

							$(139)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$9,700	$(101)	$(179)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,600	(209)	(362)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	2,600	(18)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	2,600	(21)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	500	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	1,600	(26)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	800	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	1,700	(29)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	9,100	(96)	(170)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	2,600	(69)	(47)

							$(591)	$(787)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$(170)	$(49)

Total Written Options						$(900)	$(837)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Standard Chartered Bank	(1.000)%	06/20/2017	0.373%	EUR	100	$3	$(3)	$0	$0
	Sweden Government International Bond	(0.250)	09/20/2021	0.206		$900	11	(12)	0	(1)
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.206		300	3	(4)	0	(1)
CBK	Rabobank Group	(1.000)	03/20/2017	0.205	EUR	300	4	(5)	0	(1)
	Standard Chartered Bank	(1.000)	06/20/2017	0.373		200	1	(2)	0	(1)
FBF	Noble Corp.	(1.000)	03/20/2017	1.499		$200	0	0	0	0
GST	Standard Chartered Bank	(1.000)	06/20/2017	0.373	EUR	200	1	(2)	0	(1)
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.101		$200	(3)	2	0	(1)

							$20	$(26)	$0	$(6)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2021	1.632%	$100	$(5)	$2	$0	$(3)
	Spain Government International Bond	1.000	09/20/2019	0.469	4,900	51	21	72	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.452	6,500	(68)	158	90	0
BRC	Brazil Government International Bond	1.000	12/20/2021	2.754	100	(9)	1	0	(8)
	Colombia Government International Bond	1.000	06/20/2021	1.480	200	(6)	2	0	(4)
	Mexico Government International Bond	1.000	12/20/2021	1.545	200	(7)	2	0	(5)
DUB	Brazil Government International Bond	1.000	12/20/2021	2.754	200	(19)	3	0	(16)
GST	Argentine Republic Government International Bond	5.000	06/20/2017	0.836	200	3	1	4	0
	Colombia Government International Bond	1.000	06/20/2021	1.480	200	(6)	2	0	(4)
HUS	Colombia Government International Bond	1.000	12/20/2021	1.632	100	(5)	2	0	(3)
MYC	Italy Government International Bond	1.000	12/20/2019	1.118	1,500	(3)	(1)	0	(4)

						$(74)	$193	$166	$(47)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	08/25/2037	$72	$37	$(20)	$17	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	215	111	(61)	50	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	359	185	(102)	83	0

					$333	$(183)	$150	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,006	$(1,696)	$635	$0	$(1,061)
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	24,980	(5,158)	1,849	0	(3,309)

					$(6,854)	$2,484	$0	$(4,370)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CPTFEMU	0.710%	01/29/2020	EUR	2,200	$(2)	$11	$9	$0
BPS	Receive	CPTFEMU	0.700	01/30/2020		2,000	0	10	10	0
GLM	Receive	CPTFEMU	0.740	01/26/2020		1,400	(3)	7	4	0
	Receive	CPTFEMU	0.660	01/30/2020		4,900	0	35	35	0
	Receive	CPTFEMU	0.992	03/30/2020		3,900	(1)	(21)	0	(22)
	Pay	UKRPI	3.140	01/14/2030	GBP	550	0	(25)	0	(25)
JPM	Pay	UKRPI	3.300	11/15/2030		210	0	(10)	0	(10)

							$(6)	$7	$58	$(57)

Total Swap Agreements							$(6,581)	$2,475	$374	$(4,480)

(j)	Securities with an aggregate market value of $4,868 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$137	$0	$137
Corporate Bonds & Notes
Banking & Finance	0	234	0	234
Industrials	0	515	0	515
Utilities	0	996	0	996
Municipal Bonds & Notes
Arizona	0	2,344	0	2,344
California	0	7,435	0	7,435
Colorado	0	6,710	0	6,710
Florida	0	4,860	0	4,860
Illinois	0	5,646	0	5,646
Indiana	0	6,057	0	6,057
Iowa	0	1,693	0	1,693
Kansas	0	371	0	371
Michigan	0	5,451	0	5,451
Minnesota	0	1,307	0	1,307
Nebraska	0	417	0	417
New Jersey	0	5,923	0	5,923
New York	0	5,133	0	5,133
North Carolina	0	759	0	759
Ohio	0	10,108	0	10,108
Oklahoma	0	1,664	0	1,664
Tennessee	0	1,187	0	1,187
Texas	0	2,304	0	2,304
Washington	0	1,837	0	1,837
Wisconsin	0	2,385	0	2,385
U.S. Government Agencies	0	16,553	0	16,553
U.S. Treasury Obligations	0	8,647	0	8,647
Non-Agency Mortgage-Backed Securities	0	8,130	0	8,130
Asset-Backed Securities	0	6,187	0	6,187
Sovereign Issues	0	1,050	0	1,050
Short-Term Instruments
Repurchase Agreements	0	5,727	0	5,727
U.S. Treasury Bills	0	398	0	398

Total Investments	$0	$122,165	$0	$122,165

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,092)	$0	$(1,092)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	212	15	0	227
Over the counter	0	2,113	0	2,113
	$212	$2,128	$0	$2,340

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(83)	(184)	0	(267)
Over the counter	0	(5,796)	0	(5,796)

	$(83)	$(5,980)	$0	$(6,063)

Total Financial Derivative Instruments	$129	$(3,852)	$0	$(3,723)

Totals	$129	$117,221	$0	$117,350
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.1%
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.543% due 03/24/2034	$733	$664
1.857% due 07/03/2033	3,553	2,664

		3,328

INDUSTRIALS 0.3%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,320	1,457
Times Square Hotel Trust
8.528% due 08/01/2026	5,103	5,802
UAL Pass-Through Trust
6.636% due 01/02/2024	1,132	1,221

		8,480

Total Corporate Bonds & Notes (Cost $10,953)		11,808

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.946% due 04/01/2040	645	642

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,365	3,045

Total Municipal Bonds & Notes (Cost $3,818)		3,687

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
0.816% due 07/25/2037	3,453	3,376
0.886% due 03/25/2036	48	46
0.996% due 08/25/2031 - 05/25/2032	163	158
1.136% due 09/17/2027	3	3
1.206% due 06/25/2021 - 02/25/2033	114	115
1.256% due 01/25/2020 - 03/25/2022	30	30
1.306% due 12/25/2021	4	4
1.336% due 11/18/2031	3	3
1.406% due 11/25/2031	61	63
1.456% due 04/25/2022	4	4
1.506% due 05/25/2022	10	10
1.606% due 05/25/2018 - 10/25/2020	13	13
1.656% due 08/25/2023	13	13
1.741% due 03/01/2044 - 10/01/2044	94	95
1.756% due 12/25/2023 - 04/25/2032	24	24
1.851% due 11/01/2040	5	5
1.890% due 12/25/2021	2	2
1.906% due 10/25/2022 - 09/25/2023	12	13
1.921% due 02/01/2033	210	220
1.941% due 11/01/2030 - 10/01/2040	57	58
2.000% due 12/25/2023	20	21
2.191% due 02/01/2035	13	14
2.224% due 01/01/2035	12	13
2.298% due 09/01/2033	29	30
2.303% due 05/01/2025	4	4
2.380% due 12/01/2035	19	20
2.441% due 02/01/2035	18	19
2.450% due 08/01/2033	35	36
2.467% due 03/01/2035	23	24
2.480% due 06/01/2033	17	18
2.482% due 03/01/2035	27	28
2.497% due 11/01/2035	3	3
2.500% due 02/01/2023	723	739
2.507% due 07/01/2035	34	36
2.520% due 04/01/2018	1	1
2.580% due 05/01/2036	10	10
2.593% due 11/01/2032	77	81
2.625% due 10/01/2032	25	26
2.626% due 09/01/2030	22	22
2.630% due 03/01/2030	10	11

2.635% due 08/01/2032	5	5
2.641% due 09/01/2033	14	15
2.687% due 05/01/2034	51	54
2.700% due 08/01/2033	12	13
2.720% due 10/01/2031	6	6
2.725% due 03/01/2033	2	2
2.726% due 04/01/2033	19	20
2.739% due 12/01/2036	43	45
2.750% due 04/01/2032 - 12/01/2036	56	59
2.775% due 07/01/2033	14	15
2.781% due 03/01/2035	13	14
2.807% due 12/01/2036	41	44
2.812% due 04/01/2036	6	7
2.848% due 07/01/2033	19	21
2.865% due 04/01/2034	4	5
2.875% due 10/01/2017 - 03/01/2029	23	23
2.876% due 03/01/2032	27	28
2.900% due 01/01/2033	26	27
2.917% due 06/01/2033	22	22
2.953% due 11/01/2034	27	29
2.965% due 05/01/2031 - 05/01/2033	55	57
2.977% due 09/01/2033	15	15
2.985% due 01/01/2037	15	16
2.990% due 11/01/2034	3	3
3.000% due 01/01/2022 - 09/01/2033	34,688	35,643
3.018% due 10/01/2034	9	10
3.058% due 10/01/2033	6	6
3.074% due 12/01/2033	1	1
3.078% due 04/01/2036	22	23
3.230% due 08/01/2035	33	34
3.345% due 06/01/2033	81	85
3.375% due 09/01/2033	1	1
3.500% due 03/01/2040 - 08/01/2046	118,364	121,386
3.570% due 05/01/2036	21	22
3.825% due 03/01/2019	2	2
3.850% due 11/01/2019	7	7
4.000% due 11/25/2033 - 08/01/2046	25,500	26,827
4.250% due 10/01/2027 - 03/25/2033	2	1
5.000% due 06/25/2023 - 11/25/2032	444	464
5.500% due 08/01/2018 - 09/25/2035	1,611	1,832
6.500% due 06/25/2028	35	38
7.000% due 02/01/2019 - 07/25/2042	9	10
7.500% due 08/25/2021 - 07/25/2022	27	29
8.500% due 05/01/2017 - 04/01/2032	104	111
14.844% due 08/25/2021	11	13
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2032	20,000	20,013
3.000% due 01/01/2032 - 02/01/2047	62,000	61,752
3.500% due 01/01/2047 - 02/01/2047	148,700	152,166
4.000% due 01/01/2047 - 02/01/2047	89,000	93,504
Freddie Mac
0.714% due 12/25/2022 (a)	90,901	2,603
0.954% due 10/15/2032	14	14
1.016% due 08/25/2031	94	92
1.054% due 12/15/2029	15	15
1.116% due 10/25/2029	1	1
1.154% due 12/15/2031	5	5
1.254% due 04/15/2022 - 08/15/2031	17	17
1.354% due 03/15/2020	3	3
1.404% due 06/15/2022	7	7
1.597% due 05/15/2023	17	18
1.654% due 02/15/2021	4	4
1.660% due 09/25/2023	283	285
1.741% due 10/25/2044 - 02/25/2045	3,738	3,835
1.804% due 05/15/2023	5	6
1.941% due 07/25/2044	850	852
2.130% due 10/15/2022	7	7
2.570% due 02/01/2035	29	31
2.581% due 01/01/2035	28	30
2.587% due 02/01/2035	28	30
2.594% due 09/01/2035	15	16
2.611% due 02/01/2035	10	11
2.612% due 01/01/2035	20	20
2.618% due 10/01/2034	29	30
2.651% due 11/01/2027	55	55
2.685% due 02/01/2022	3	3
2.706% due 10/01/2033	4	4
2.712% due 03/01/2028	5	5
2.722% due 09/01/2028	17	18
2.743% due 11/01/2034	48	51
2.751% due 04/01/2032	88	90
2.765% due 11/01/2023	4	4
2.768% due 12/01/2033	70	74
2.769% due 01/01/2035	10	10
2.781% due 01/01/2032	2	3
2.789% due 09/01/2033	57	60

2.802% due 02/01/2026	4	4
2.823% due 04/01/2034	25	26
2.830% due 08/01/2030	14	15
2.844% due 11/01/2034	43	46
2.848% due 04/01/2033 - 02/01/2036	25	26
2.860% due 04/01/2036	18	18
2.875% due 08/01/2032	3	4
2.925% due 03/01/2034	31	34
2.942% due 02/01/2035	43	45
2.945% due 03/01/2032	57	59
2.953% due 03/01/2030	14	14
2.996% due 08/01/2023	9	10
3.090% due 09/01/2035	14	15
3.097% due 04/01/2035	153	156
3.100% due 03/01/2033	5	5
3.117% due 07/01/2037	32	33
4.000% due 10/15/2033	74	77
4.333% due 05/01/2026	10	10
4.500% due 05/15/2018 - 09/15/2018	119	120
5.000% due 02/15/2036	445	478
5.500% due 05/15/2036	36	40
5.826% due 08/01/2031	59	62
6.500% due 03/15/2021 - 07/25/2043	569	652
7.000% due 06/15/2029	20	22
7.500% due 02/15/2023 - 01/15/2031	11	12
8.000% due 03/15/2023	18	20
9.250% due 11/15/2019	1	1
9.500% due 04/15/2020	1	1
Freddie Mac, TBA
3.000% due 01/01/2047	61,000	60,535
Ginnie Mae
0.980% due 02/20/2061	507	504
1.139% due 02/20/2029	1	1
1.280% due 09/20/2063	4,215	4,232
2.000% due 01/20/2023 - 10/20/2033	147	151
2.125% due 04/20/2017 - 09/20/2033	229	237
2.500% due 01/20/2034	28	29
3.000% due 04/20/2018 - 04/20/2019	4	4

Total U.S. Government Agencies (Cost $600,211)		595,943

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
1.500% due 08/31/2018 (f)(h)	12,100	12,176
2.125% due 08/15/2021	38,000	38,331

Total U.S. Treasury Obligations (Cost $51,665)		50,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.7%
Adjustable Rate Mortgage Trust
1.026% due 11/25/2035	1,383	1,289
1.316% due 11/25/2035	2,117	1,947
3.293% due 04/25/2035	343	343
American Home Mortgage Investment Trust
2.903% due 09/25/2035	3,733	3,710
3.278% due 06/25/2045	5,095	4,990
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	4,486	3,426
Banc of America Funding Trust
0.929% due 10/20/2036	8,064	6,789
2.543% due 01/26/2037	9	9
3.000% due 09/20/2046	2,514	2,100
3.211% due 01/20/2047 ^	22	19
3.453% due 10/20/2046 ^	794	637
Banc of America Mortgage Trust
3.122% due 05/25/2033	121	120
3.123% due 07/25/2033	165	159
3.242% due 10/25/2035 ^	1,052	945
3.288% due 02/25/2033	82	81
3.342% due 06/25/2034	603	597
3.363% due 11/25/2033	32	32
3.392% due 12/25/2033	142	140
3.410% due 06/25/2035	1,186	1,151
BB-UBS Trust
2.892% due 06/05/2030	27,000	26,674
BCAP LLC Trust
3.013% due 06/26/2035	3,147	3,120
BCRR Trust
5.793% due 08/17/2045	6,320	6,315
5.858% due 07/17/2040	17,236	17,258
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 11/25/2030	55	53
2.812% due 02/25/2036 ^	321	299
2.973% due 05/25/2034	105	97
3.016% due 05/25/2033	272	255

3.051% due 11/25/2034	471	463
3.096% due 04/25/2034	126	124
3.109% due 02/25/2033	9	8
3.183% due 05/25/2047 ^	1,096	998
3.235% due 08/25/2035	2,698	2,597
3.276% due 10/25/2034	130	123
3.291% due 10/25/2034	17	17
3.321% due 07/25/2034	1	1
3.502% due 02/25/2035	2,946	2,851
3.526% due 01/25/2034	85	87
Bear Stearns ALT-A Trust
2.862% due 04/25/2035	139	134
2.988% due 01/25/2036 ^	882	762
3.012% due 11/25/2035 ^	2,421	1,788
3.014% due 12/25/2033	727	728
3.044% due 08/25/2036 ^	2,116	1,578
3.158% due 02/25/2036 ^	5,790	4,248
3.176% due 07/25/2035	29,338	26,601
3.184% due 08/25/2036 ^	2,087	1,533
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	48	49
5.500% due 06/25/2034	674	677
5.500% due 12/25/2035	148	126
5.750% due 10/25/2033	513	530
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	4,731	4,737
5.331% due 02/11/2044	2,489	2,490
Bear Stearns Mortgage Securities, Inc.
3.089% due 06/25/2030	18	19
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036	1,571	1,238
3.107% due 12/26/2046	7,830	6,073
Bella Vista Mortgage Trust
1.126% due 02/25/2035	9,612	6,943
1.239% due 05/20/2045	5,008	3,660
CBA Commercial Small Balance Commercial Mortgage
1.036% due 12/25/2036	117	110
Chase Mortgage Finance Trust
3.169% due 12/25/2035 ^	2,680	2,496
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.035% due 01/25/2035	765	650
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	21,356
5.711% due 12/10/2049	18,884	19,049
Citigroup Global Markets Mortgage Securities, Inc.
1.256% due 05/25/2032	46	45
3.240% due 09/25/2033	6	6
8.500% due 05/25/2032	172	176
Citigroup Mortgage Loan Trust, Inc.
1.086% due 12/25/2034	429	379
1.384% due 08/25/2035 ^	385	320
2.410% due 09/25/2035	2,496	2,422
2.930% due 10/25/2035	74	74
2.990% due 11/25/2035	3,745	3,582
3.040% due 05/25/2035	46	45
3.041% due 08/25/2035	794	782
Commercial Mortgage Loan Trust
6.095% due 12/10/2049	3,154	3,216
Commercial Mortgage Trust
5.812% due 12/10/2049	2,977	3,016
Community Program Loan Trust
4.500% due 04/01/2029	148	148
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,715
3.292% due 02/10/2037	5,000	5,013
Countrywide Alternative Loan Trust
0.874% due 11/25/2035	7,402	5,934
0.916% due 07/25/2036	6,953	6,065
0.919% due 02/20/2047 ^	3,307	2,320
0.934% due 12/20/2046 ^	15,908	11,583
0.939% due 07/20/2046 ^	1,360	713
0.946% due 09/25/2046 ^	813	629
0.949% due 03/20/2046	565	422
0.956% due 06/25/2037	1,127	1,009
1.006% due 05/25/2035	219	158
1.026% due 02/25/2036	210	166
1.036% due 12/25/2035	773	684
1.059% due 11/20/2035	492	411
1.066% due 10/25/2035	3,543	2,735
1.086% due 10/25/2035	6,278	4,961
1.256% due 05/25/2035 ^	497	408
1.256% due 06/25/2035	3,682	3,267
1.354% due 11/25/2035	3,701	3,118
1.396% due 07/25/2035	12,340	11,173
1.407% due 03/25/2047 ^	6,866	4,276
1.567% due 02/25/2036	1,366	1,214

1.817% due 11/25/2047 ^	13,168	9,277
1.868% due 08/25/2035	7,600	6,747
1.947% due 11/25/2047 ^	24,016	17,110
5.500% due 11/25/2035 ^	2,129	1,803
5.500% due 03/25/2036 ^	142	112
5.750% due 03/25/2037 ^	652	565
6.250% due 12/25/2033	84	87
6.500% due 11/25/2031	136	143
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	50	44
1.356% due 03/25/2035	36	31
1.396% due 03/25/2035	3,580	2,980
1.436% due 02/25/2035	138	122
1.456% due 02/25/2035	972	850
1.536% due 02/25/2035	198	160
1.676% due 09/25/2034	247	172
2.386% due 06/19/2031	3	2
2.442% due 04/25/2035 ^	157	27
3.011% due 07/19/2033	110	108
3.095% due 08/25/2034 ^	1,888	1,618
3.130% due 02/25/2034	128	127
3.156% due 02/20/2035	734	738
3.172% due 08/25/2034	181	163
3.252% due 02/19/2034	38	35
3.306% due 02/20/2036 ^	299	265
3.309% due 02/20/2036 ^	318	280
3.342% due 05/19/2033	14	14
3.361% due 02/19/2034	26	26
6.000% due 11/25/2037	247	221
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,000
6.062% due 02/15/2041	12,800	13,061
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 03/25/2032	138	129
1.906% due 09/25/2034 ^	2,137	1,868
2.743% due 06/25/2033	617	610
2.799% due 07/25/2033	26	25
3.010% due 12/25/2033	554	541
3.075% due 10/25/2033	224	220
3.160% due 12/25/2032 ^	51	40
5.500% due 11/25/2035	340	316
5.750% due 04/25/2033	20	20
6.250% due 07/25/2035	591	625
7.000% due 02/25/2033	29	31
Credit Suisse Mortgage Capital Certificates
3.216% due 08/27/2037	8	8
5.342% due 12/16/2043	4,598	4,596
5.509% due 04/15/2047	1,422	1,421
5.692% due 04/16/2049	2,475	2,472
5.695% due 04/16/2049	4,400	4,414
5.750% due 12/26/2035	662	590
DBRR Trust
5.707% due 06/17/2049	2,050	2,062
Downey Savings & Loan Association Mortgage Loan Trust
1.481% due 04/19/2047	932	830
First Horizon Alternative Mortgage Securities Trust
2.757% due 09/25/2034	3,293	3,215
2.832% due 03/25/2035	307	241
2.996% due 06/25/2034	2,869	2,809
First Horizon Mortgage Pass-Through Trust
2.817% due 02/25/2035	163	162
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030	36	36
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	22,187	22,260
GMAC Mortgage Corp. Loan Trust
3.599% due 05/25/2035	40	38
GreenPoint Mortgage Funding Trust
0.966% due 04/25/2036	354	300
1.026% due 07/25/2035	1,419	1,385
1.216% due 06/25/2045	24,167	21,286
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,829
GS Mortgage Securities Trust
5.793% due 08/10/2045	31,558	31,794
GSMPS Mortgage Loan Trust
1.106% due 09/25/2035	32,733	28,365
1.106% due 01/25/2036	40,446	34,082
7.000% due 06/25/2043	799	847
8.000% due 09/19/2027	338	347
GSR Mortgage Loan Trust
0.946% due 08/25/2046	1,636	1,617
1.106% due 01/25/2034	24	21
3.070% due 09/25/2035	388	402
3.126% due 04/25/2035	1,445	1,421
3.132% due 04/25/2035	1,345	1,345

3.289% due 01/25/2036 ^	426	400
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.916% due 07/19/2046 ^	3,802	2,195
0.926% due 02/19/2046	564	435
0.976% due 06/19/2035	5,743	5,135
0.976% due 03/19/2036	475	348
1.176% due 05/19/2035	358	302
1.436% due 01/19/2035	52	41
2.448% due 06/19/2045 ^	354	215
2.618% due 11/19/2034	23	22
3.341% due 12/19/2035 ^	26	23
4.665% due 08/19/2034	213	206
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	12,992
Impac CMB Trust
1.656% due 10/25/2033	195	188
Impac Secured Assets CMN Owner Trust
1.696% due 11/25/2034	26	26
Impac Secured Assets Trust
1.106% due 05/25/2036	129	117
1.186% due 08/25/2036	384	367
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	15	15
IndyMac Mortgage Loan Trust
0.876% due 07/25/2036	32,688	27,168
0.946% due 09/25/2046	885	734
0.996% due 04/25/2035	248	217
1.036% due 03/25/2035	166	146
1.056% due 06/25/2037 ^	187	95
1.396% due 02/25/2035	2,293	2,149
1.396% due 07/25/2045	81	69
1.556% due 11/25/2034	6,084	5,162
1.976% due 09/25/2034	178	153
2.989% due 06/25/2036	1,976	1,876
3.120% due 02/25/2036	9,501	8,215
3.223% due 06/25/2036	3,281	2,278
JPMorgan Alternative Loan Trust
1.103% due 06/27/2037	4,549	3,541
2.815% due 10/25/2036	7,529	5,413
14.652% due 06/27/2037	16,402	12,543
JPMorgan Chase Commercial Mortgage Securities Trust
1.624% due 06/15/2029	5,097	5,093
2.713% due 08/15/2049	11,200	11,053
5.431% due 06/12/2047	3,524	3,523
5.440% due 06/12/2047	2,836	2,834
5.713% due 02/12/2049	26,634	26,805
5.794% due 02/12/2051	5,502	5,588
JPMorgan Mortgage Trust
3.016% due 07/25/2035	8,084	8,005
3.060% due 10/25/2035 ^	103	88
3.074% due 06/25/2035	225	210
3.202% due 04/25/2035	111	111
3.245% due 10/25/2035	280	262
5.000% due 07/25/2036	904	849
JPMorgan Resecuritization Trust
2.600% due 07/27/2037	22	22
4.048% due 04/20/2036	12	12
6.000% due 02/27/2037	158	159
LB Commercial Mortgage Trust
5.873% due 07/15/2044	10,631	10,748
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	503	414
Lehman XS Trust
0.986% due 04/25/2046 ^	1,855	1,692
MASTR Adjustable Rate Mortgages Trust
1.086% due 12/25/2034	1,214	1,036
3.211% due 12/25/2033	123	119
3.249% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	97	97
5.500% due 09/25/2033	223	222
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	141	132
Merrill Lynch Mortgage Investors Trust
1.376% due 08/25/2028	18	18
1.396% due 10/25/2028	209	205
1.496% due 03/25/2028	33	31
2.690% due 01/25/2029	21	21
2.748% due 04/25/2035	46	45
3.026% due 11/25/2035	14,741	14,414
3.226% due 08/25/2033	248	43
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.733% due 06/12/2050	7,725	7,775
Morgan Stanley Capital Trust
5.569% due 12/15/2044	7,148	7,288

5.665% due 04/15/2049	4,827	4,862
5.692% due 04/15/2049	8,384	8,403
5.809% due 12/12/2049	7,770	7,886
Morgan Stanley Mortgage Loan Trust
1.016% due 03/25/2036	3,849	3,039
1.026% due 09/25/2035	2,067	2,055
3.135% due 10/25/2034	99	99
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045	7,614	7,633
5.793% due 08/15/2045	2,391	2,397
Motel 6 Trust
4.532% due 02/05/2030	5,000	5,025
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	769	715
RBS Acceptance, Inc.
3.595% due 06/25/2024	11	11
Residential Accredit Loans, Inc. Trust
0.946% due 04/25/2046	1,557	1,264
0.956% due 10/25/2046	33,346	27,832
0.966% due 06/25/2037	396	297
0.966% due 04/25/2046	120	55
3.806% due 09/25/2034	15	15
6.500% due 10/25/2036 ^	4,395	3,783
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	6	6
Residential Asset Securitization Trust
1.106% due 10/25/2018	30	29
1.206% due 02/25/2034	55	50
1.206% due 04/25/2035	1,022	804
6.250% due 08/25/2036	3,823	3,436
6.500% due 04/25/2037 ^	5,342	3,230
Residential Funding Mortgage Securities, Inc. Trust
1.156% due 07/25/2018	23	23
3.329% due 06/25/2035	1,675	1,596
4.060% due 02/25/2036 ^	131	119
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.090% due 05/25/2047	29,084	23,213
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,256	1,263
SACO, Inc.
7.000% due 08/25/2036	10	11
Sequoia Mortgage Trust
1.199% due 02/20/2035	190	187
1.359% due 11/20/2034	70	66
1.436% due 10/19/2026	76	74
1.499% due 10/20/2027	19	18
1.539% due 10/20/2027	46	45
1.603% due 02/20/2034	313	296
1.781% due 05/20/2034	714	688
2.099% due 10/20/2027	416	407
2.369% due 08/20/2034	166	167
2.525% due 06/20/2034	158	153
2.551% due 09/20/2032	40	39
2.871% due 01/20/2047 ^	1,296	1,048
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,957
Structured Adjustable Rate Mortgage Loan Trust
1.096% due 08/25/2035	716	695
1.491% due 06/25/2034	663	596
1.974% due 01/25/2035	973	760
1.996% due 05/25/2035	1,234	858
3.093% due 02/25/2034	163	159
3.112% due 04/25/2034	147	145
3.225% due 02/25/2036 ^	2,223	2,101
Structured Asset Mortgage Investments Trust
1.036% due 02/25/2036 ^	420	356
1.066% due 12/25/2035 ^	3,531	2,606
1.336% due 07/19/2034	1,280	1,097
1.436% due 03/19/2034	405	381
1.576% due 10/19/2033	104	95
Structured Asset Mortgage Investments, Inc.
1.495% due 05/02/2030	78	21
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,642	1,444
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.513% due 02/25/2032	19	17
2.737% due 10/25/2031	23	23
3.117% due 06/25/2033	263	259
3.293% due 06/25/2032	6	5
3.702% due 07/25/2032	7	7
Travelers Mortgage Services, Inc.
2.309% due 09/25/2018	9	9
Wachovia Bank Commercial Mortgage Trust
0.652% due 10/15/2041 (a)	3,702	0
5.707% due 06/15/2049	3,961	3,985

Wachovia Mortgage Loan Trust LLC
3.172% due 10/20/2035	770	689
Waldorf Astoria Boca Raton Trust
2.754% due 06/15/2029	8,400	8,424
WaMu Mortgage Backed Pass-Through Certificates
2.178% due 12/19/2039	300	286
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045	5,502	5,174
1.026% due 12/25/2045	6,721	6,415
1.046% due 07/25/2045	516	494
1.126% due 05/25/2034	37,744	32,260
1.146% due 10/25/2044	944	916
1.176% due 06/25/2044	4,464	4,172
1.256% due 07/25/2044	59	54
1.407% due 11/25/2046	33,652	26,710
1.496% due 11/25/2034	349	315
1.541% due 11/25/2041	6	5
1.567% due 02/25/2046	2,003	1,849
1.567% due 08/25/2046	20,195	17,347
1.933% due 08/25/2042	402	385
1.967% due 06/25/2042	402	389
2.098% due 08/25/2046	3,452	3,184
2.498% due 03/25/2033	265	265
2.692% due 08/25/2033	26	25
2.800% due 06/25/2034	132	133
2.978% due 01/25/2033	2,592	2,480
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust
1.117% due 01/25/2018	1	1
1.397% due 11/25/2046	20,354	14,893
1.406% due 10/25/2035	1,127	914
2.741% due 11/25/2030	38	38
2.746% due 02/25/2033	21	21
2.938% due 12/25/2032	356	354
5.750% due 03/25/2033	178	182
Wells Fargo Mortgage Loan Trust
3.313% due 09/27/2036	3,900	3,388
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	487	414
2.902% due 11/25/2033	86	87
3.003% due 03/25/2036	5,061	4,977
3.015% due 03/25/2036	152	146
3.026% due 12/25/2036	224	206
3.031% due 03/25/2036 ^	2,981	2,930
3.045% due 05/25/2035	189	186
3.080% due 07/25/2036 ^	499	492
6.000% due 08/25/2037 ^	516	497

Total Non-Agency Mortgage-Backed Securities (Cost $1,003,525)		1,010,424

ASSET-BACKED SECURITIES 41.1%
ABFS Mortgage Loan Trust
5.756% due 07/15/2033	1,285	1,018
Accredited Mortgage Loan Trust
0.886% due 02/25/2037	9,264	8,998
1.836% due 04/25/2035	1,570	1,381
ACE Securities Corp. Home Equity Loan Trust
1.806% due 12/25/2033	561	540
1.806% due 07/25/2034	207	194
AFC Home Equity Loan Trust
1.184% due 06/25/2028	512	468
1.254% due 04/25/2028	57	56
Ally Auto Receivables Trust
1.250% due 04/15/2019	1,618	1,619
1.280% due 06/17/2019	4,103	4,105
American Express Credit Account Master Trust
1.260% due 01/15/2020	4,345	4,348
1.490% due 04/15/2020	10,490	10,515
American Home Mortgage Investment Trust
1.116% due 08/25/2035	11	6
AmeriCredit Automobile Receivables Trust
1.070% due 01/08/2019	1,356	1,356
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.196% due 08/25/2034	2,761	2,768
1.336% due 10/25/2035	14,780	12,484
1.671% due 01/25/2035	793	694
1.806% due 11/25/2034	7,513	6,697
1.866% due 03/25/2035	6,305	5,189
2.106% due 02/25/2033	1,172	1,123
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	20	19
1.456% due 08/25/2032	12	11
1.756% due 10/25/2034	5,359	5,172

Amresco Residential Securities Corp. Mortgage Loan Trust
1.251% due 06/25/2028	39	38
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.096% due 11/25/2035	1,002	983
1.246% due 10/25/2035	1,000	856
1.806% due 10/25/2033	686	651
1.806% due 11/25/2034	3,232	3,180
3.336% due 01/25/2034	2,705	2,652
Asset-Backed Funding Certificates Trust
1.436% due 04/25/2033	753	729
1.776% due 03/25/2032	681	659
Asset-Backed Securities Corp. Home Equity Loan Trust
1.224% due 06/15/2031	113	102
1.701% due 09/25/2034	562	549
2.054% due 04/15/2033	62	61
Atrium CDO Corp.
2.000% due 07/16/2025	2,480	2,481
B2R Mortgage Trust
2.567% due 06/15/2049	17,278	16,960
Bear Stearns Asset-Backed Securities Trust
0.906% due 07/25/2036	9,186	8,661
0.916% due 08/25/2036	1,140	1,155
0.953% due 09/25/2034	131	117
1.156% due 03/25/2035	926	923
1.156% due 02/25/2036	2,701	2,616
1.176% due 07/25/2036	1,909	1,897
1.246% due 06/25/2036	295	290
1.416% due 10/25/2032	43	42
1.456% due 11/25/2035 ^	2,082	1,834
1.556% due 10/27/2032	24	22
1.656% due 12/25/2033	499	479
1.716% due 04/25/2035	2,664	2,525
1.756% due 10/25/2037	5,397	3,043
1.756% due 11/25/2042	160	150
1.936% due 06/25/2043	794	783
1.956% due 10/25/2032	137	135
1.956% due 10/25/2034	5,766	5,810
2.006% due 08/25/2037	7,981	7,680
2.256% due 11/25/2042	98	93
2.406% due 11/25/2042	1,447	1,380
3.012% due 07/25/2036	700	448
Bear Stearns Second Lien Trust
1.956% due 12/25/2036	5,000	4,792
Carlyle Global Market Strategies CLO Ltd.
2.336% due 07/27/2026	16,900	16,914
CDC Mortgage Capital Trust
1.376% due 01/25/2033	24	23
1.806% due 01/25/2033	453	431
Centex Home Equity Loan Trust
1.446% due 09/25/2034	143	130
1.476% due 06/25/2034	637	554
5.660% due 09/25/2034	666	633
Chase Funding Trust
1.336% due 11/25/2034	2	2
4.537% due 09/25/2032	4	4
Chase Issuance Trust
1.260% due 07/15/2019	18,681	18,694
1.380% due 11/15/2019	9,829	9,839
1.590% due 02/18/2020	7,950	7,974
CIFC Funding Ltd.
2.177% due 08/14/2024	12,784	12,790
2.292% due 12/05/2024	17,500	17,520
CIT Group Home Equity Loan Trust
1.510% due 12/25/2031	251	239
Citibank Credit Card Issuance Trust
1.036% due 05/26/2020	17,900	17,923
1.230% due 04/24/2019	9,200	9,204
5.650% due 09/20/2019	21,125	21,783
Citigroup Mortgage Loan Trust, Inc.
0.836% due 01/25/2037	207	131
1.701% due 08/25/2035	3,738	3,445
5.550% due 08/25/2035	452	424
5.629% due 08/25/2035	2,512	2,295
Conseco Finance Home Equity Loan Trust
1.404% due 08/15/2033	90	88
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,373	821
Conseco Financial Corp.
6.220% due 03/01/2030	1,019	1,087
6.240% due 12/01/2028	46	48
6.760% due 03/01/2030	88	95
6.810% due 12/01/2028	874	920
6.870% due 04/01/2030	15	16
7.140% due 03/15/2028	46	47
7.620% due 06/15/2028	4	4

Countrywide Asset-Backed Certificates
0.734% due 01/25/2037	37,418	35,423
0.896% due 02/25/2037	580	574
0.926% due 06/25/2037	10,308	10,014
0.946% due 11/25/2037	1,383	1,250
0.954% due 04/25/2036	558	537
0.996% due 12/25/2031 ^	1,222	922
1.026% due 09/25/2036	4,997	4,707
1.356% due 11/25/2033	12	12
1.376% due 09/25/2033	2,542	2,415
1.436% due 06/25/2033	11	10
1.456% due 11/25/2035	1,658	1,633
1.556% due 03/25/2033	893	855
1.626% due 04/25/2034	1,409	1,342
1.656% due 05/25/2032	183	168
1.731% due 06/25/2035	270	270
1.756% due 09/25/2032	188	178
1.806% due 08/25/2035	2,573	2,379
5.125% due 12/25/2034	3,873	3,813
5.369% due 01/25/2034	50	50
Countrywide Asset-Backed Certificates Trust
0.734% due 09/25/2046	37,735	36,302
1.064% due 05/25/2036	50,400	40,030
1.074% due 02/25/2036	9,527	9,268
1.114% due 02/25/2036	4,696	4,201
1.216% due 09/25/2034	21	21
1.496% due 12/25/2034	34	33
1.536% due 11/25/2034	1,168	1,144
1.731% due 10/25/2034	2,086	1,987
4.633% due 05/25/2036 ^	348	391
Countrywide Home Equity Loan Trust
0.918% due 04/15/2032	7,641	6,489
CPS Auto Receivables Trust
1.620% due 01/15/2020	20,124	20,120
Credit Suisse First Boston Mortgage Securities Corp.
1.116% due 05/25/2044	23	23
1.376% due 01/25/2032	14	12
Credit-Based Asset Servicing and Securitization LLC
1.416% due 04/25/2036	35	35
3.986% due 12/25/2035	333	331
4.863% due 05/25/2035	448	453
Dell Equipment Finance Trust
1.430% due 09/24/2018	27,500	27,508
Dryden Senior Loan Fund
2.050% due 01/15/2022	19,759	19,759
EFS Volunteer LLC
1.636% due 07/26/2027	516	517
EMC Mortgage Loan Trust
1.034% due 12/25/2042	615	595
1.342% due 08/25/2040	369	346
Encore Credit Receivables Trust
1.686% due 11/25/2035	10,000	7,158
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	390	393
Equity One Mortgage Pass-Through Trust
1.096% due 07/25/2034	4	4
1.256% due 07/25/2034	65	51
1.356% due 04/25/2034	1,187	1,004
First Franklin Mortgage Loan Trust
0.866% due 12/25/2037	1,301	846
1.236% due 12/25/2035	4,943	4,798
1.376% due 11/25/2031	77	71
First NLC Trust
0.896% due 08/25/2037	41,463	23,585
1.036% due 08/25/2037	2,265	1,316
Flatiron CLO Ltd.
2.280% due 01/17/2026	5,000	5,003
Ford Credit Auto Owner Trust
1.014% due 03/15/2019	16,051	16,062
1.080% due 03/15/2019	35,670	35,668
1.160% due 11/15/2019	12,064	12,055
Gallatin CLO Ltd.
2.150% due 07/15/2023	9,045	9,048
GCAT LLC
4.500% due 03/25/2021	8,232	8,276
GMAC Mortgage Corp. Home Equity Loan Trust
1.334% due 02/25/2031	10	10
GoldenTree Loan Opportunities Ltd.
2.032% due 04/25/2025	6,025	6,022
GSAMP Trust
1.056% due 10/25/2036 ^	5,782	771
1.106% due 01/25/2045	37	37
1.491% due 09/25/2035 ^	31,315	29,004
1.581% due 03/25/2034	1,254	1,191
1.731% due 08/25/2033	11	10

Home Equity Asset Trust
1.136% due 01/25/2036	1,962	1,965
1.356% due 11/25/2032	1	1
1.551% due 07/25/2034	456	434
1.671% due 03/25/2035	6,691	5,953
1.676% due 02/25/2033	1	1
Home Equity Loan Trust
1.046% due 12/25/2032	1	1
6.230% due 06/25/2037	5,000	4,760
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	81	60
5.821% due 04/25/2035	139	141
HSI Asset Loan Obligation Trust
0.644% due 12/25/2036	14	5
HSI Asset Securitization Corp. Trust
1.116% due 12/25/2035	6,910	6,242
IMC Home Equity Loan Trust
7.310% due 11/20/2028	27	27
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.916% due 07/25/2037	130	81
0.956% due 03/25/2036	16,768	15,583
1.006% due 03/25/2036	1,591	1,572
2.781% due 07/25/2034	699	665
Inwood Park CDO Ltd.
1.191% due 01/20/2021	3,480	3,487
Irwin Home Equity Loan Trust
2.106% due 02/25/2029	30	29
IXIS Real Estate Capital Trust
0.856% due 01/25/2037	15,429	7,306
0.986% due 01/25/2037	56,363	28,068
JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036	2	1
0.866% due 08/25/2036	1,623	1,055
0.906% due 07/25/2036	3,514	3,404
KKR CLO Trust
1.740% due 12/15/2024	40,000	40,143
KVK CLO Ltd.
2.250% due 07/15/2023	2,049	2,052
L.A. Arena Funding LLC
7.656% due 12/15/2026	898	952
Lehman XS Trust
0.906% due 04/25/2037 ^	62	49
Long Beach Mortgage Loan Trust
0.906% due 05/25/2036	25,351	15,560
1.086% due 01/25/2046	45	44
1.461% due 08/25/2035	1,040	1,037
1.611% due 07/25/2034	251	244
1.806% due 10/25/2034	97	85
2.181% due 03/25/2032	201	195
Massachusetts Educational Financing Authority
1.832% due 04/25/2038	816	808
MASTR Asset-Backed Securities Trust
0.886% due 08/25/2036	19,075	10,787
0.906% due 05/25/2037	36	36
1.506% due 12/25/2034 ^	2,178	2,110
1.581% due 10/25/2034	1,234	1,190
MASTR Specialized Loan Trust
1.606% due 05/25/2037	630	199
Merrill Lynch First Franklin Mortgage Loan Trust
2.256% due 10/25/2037	415	373
Merrill Lynch Mortgage Investors Trust
0.816% due 10/25/2037 ^	330	91
0.836% due 09/25/2037	104	41
0.846% due 06/25/2037	886	377
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,290	2,500
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037	230	148
0.856% due 11/25/2036	12,360	7,730
0.886% due 01/25/2037	75,758	40,171
0.906% due 06/25/2036	3,691	3,208
1.076% due 11/25/2035	440	442
1.096% due 03/25/2037	29,375	15,915
1.956% due 06/25/2033	452	444
2.756% due 07/25/2037 ^	387	44
3.156% due 08/25/2034	346	338
Morgan Stanley Dean Witter Capital, Inc. Trust
2.106% due 02/25/2033	127	123
3.231% due 01/25/2032	420	366
Morgan Stanley Mortgage Loan Trust
1.076% due 11/25/2036	1,816	922
Mountain View CLO Ltd.
2.034% due 04/12/2024	8,000	7,970
National Collegiate Student Loan Trust
1.066% due 11/27/2028	2,135	2,120

Navient Student Loan Trust
1.356% due 06/25/2065	18,599	18,656
1.606% due 06/25/2065	8,400	8,434
New Century Home Equity Loan Trust
0.936% due 05/25/2036	404	340
2.212% due 06/20/2031	118	118
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.376% due 01/25/2036	679	651
North Carolina State Education Assistance Authority
1.682% due 07/25/2036	4,400	4,290
NovaStar Mortgage Funding Trust
0.856% due 03/25/2037	15	8
1.536% due 05/25/2033	3	2
OneMain Financial Issuance Trust
2.470% due 09/18/2024	13,969	13,991
Option One Mortgage Loan Trust
1.536% due 02/25/2035	804	656
1.551% due 05/25/2034	24	22
1.556% due 02/25/2035	33	33
Option One Mortgage Loan Trust Asset-Backed Certificates
1.239% due 08/20/2030	4	4
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.491% due 03/25/2035	2,500	2,382
1.731% due 10/25/2034	677	673
1.806% due 10/25/2034	11,119	9,880
1.866% due 12/25/2034	2,921	2,913
People’s Choice Home Loan Securities Trust
1.229% due 05/25/2035	9	9
Popular ABS Mortgage Pass-Through Trust
4.192% due 01/25/2036 ^	208	152
RAAC Trust
1.096% due 02/25/2036	7,650	7,108
1.156% due 06/25/2047	7,216	6,923
1.236% due 03/25/2037	4,304	4,203
1.956% due 09/25/2047	9,409	9,199
3.256% due 12/25/2035	1,447	1,452
Renaissance Home Equity Loan Trust
1.856% due 09/25/2037	753	394
1.956% due 08/25/2032	1,847	1,740
1.996% due 03/25/2033	16	16
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
1.056% due 05/25/2036 ^	32,173	26,015
1.536% due 02/25/2033	4	3
5.541% due 04/25/2034	812	848
5.555% due 07/25/2034 ^	1,492	1,417
5.707% due 08/25/2034 ^	2,187	2,170
Residential Asset Securities Corp. Trust
0.906% due 01/25/2037	8,910	8,341
1.006% due 04/25/2037	20,900	20,048
1.026% due 05/25/2037	5,091	4,749
1.336% due 06/25/2033	930	767
1.401% due 03/25/2035	3,119	3,064
1.551% due 01/25/2035	58	55
5.120% due 12/25/2033	284	261
SACO, Inc.
1.116% due 05/25/2036	984	1,676
1.276% due 06/25/2036 ^	201	418
1.506% due 07/25/2035	1,290	1,231
Salomon Mortgage Loan Trust
1.484% due 11/25/2033	574	564
Santander Drive Auto Receivables Trust
1.120% due 12/17/2018	205	205
Saxon Asset Securities Trust
1.084% due 03/25/2032	292	277
1.124% due 03/25/2035	685	635
Securitized Asset-Backed Receivables LLC Trust
0.806% due 10/25/2036 ^	1,333	748
0.906% due 12/25/2036	31,816	17,795
Security National Mortgage Loan Trust
1.406% due 11/25/2034	652	569
SG Mortgage Securities Trust
0.886% due 07/25/2036	69,127	40,126
SLC Student Loan Trust
1.800% due 11/25/2042	4,003	4,012
1.863% due 06/15/2021	5,400	5,259
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024	635	633
1.153% due 12/15/2023	5,591	5,549
SLM Private Education Loan Trust
4.540% due 10/17/2044	11,969	12,458
SLM Student Loan Trust
1.782% due 07/25/2023	17,100	16,833
2.163% due 12/15/2033	2,523	2,452
2.582% due 07/25/2023	4,348	4,376

Soundview Home Loan Trust
0.946% due 02/25/2036	2	2
1.016% due 12/25/2035	662	657
2.056% due 11/25/2033	69	69
South Carolina Student Loan Corp.
1.931% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance Trust
1.256% due 09/25/2036	1,000	811
1.656% due 06/25/2036	16,022	12,420
1.956% due 10/25/2035	122	99
Structured Asset Investment Loan Trust
1.416% due 04/25/2035	14,871	14,666
1.521% due 08/25/2035	1,500	1,255
1.731% due 09/25/2034	103	92
2.031% due 12/25/2034	813	575
2.181% due 04/25/2034	37	34
Structured Asset Securities Corp. Mortgage Loan Trust
0.846% due 06/25/2037	271	267
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	93	92
Symphony CLO Ltd.
1.630% due 01/15/2024	12,393	12,382
Trapeza CDO Ltd.
1.925% due 11/16/2034	715	686
Truman Capital Mortgage Loan Trust
1.284% due 12/25/2032	34	34
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	508	499
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046	13,456	13,594
VOLT LLC
3.500% due 03/25/2055	5,422	5,451
Voya CLO Ltd.
2.200% due 10/15/2022	29,978	30,014
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036	117	54
Wells Fargo Home Equity Asset-Backed Securities Trust
1.806% due 02/25/2035	3,500	3,268
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.386% due 04/25/2034	99	91
Zais CLO Ltd.
2.432% due 05/10/2025	8,381	8,399

Total Asset-Backed Securities (Cost $1,295,825)		1,309,820

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.0%		1,034

U.S. TREASURY BILLS 0.5%
0.468% due 02/02/2017 - 03/16/2017 (b)(c)(f)(h)	16,349	16,337

Total Short-Term Instruments (Cost $17,371)		17,371

Total Investments in Securities (Cost $2,983,368)		2,999,560

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short-Term Floating NAV Portfolio III	59,103,139	584,235

Total Short-Term Instruments (Cost $584,276)		584,235

Total Investments in Affiliates (Cost $584,276)		584,235

Total Investments 112.4% (Cost $3,567,644)		$3,583,795
Financial Derivative Instruments (e)(g) (0.3)% (Cost or Premiums, net $(27,384))		(9,929)
Other Assets and Liabilities, net (12.1)%		(384,827)

Net Assets 100.0%		$3,189,039

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,034	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(1,056)	$1,034	$1,034

Total Repurchase Agreements						$(1,056)	$1,034	$1,034

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(9) at a weighted average interest rate of 0.510%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	02/01/2047	$2,000	$(2,133)	$(2,148)

Total Short Sales				$(2,133)	$(2,148)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2017	809	$(141)	$51	$0

Total Futures Contracts				$(141)	$51	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/15/2023	$42,500	$328	$1,796	$0	$(77)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	105,400	5,691	8,171	0	(354)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	13,600	1,137	(42)	0	(47)

					$7,156	$9,925	$0	$(478)

Total Swap Agreements					$7,156	$9,925	$0	$(478)

*	This instrument has a forward starting effective date.

(f)	Securities with an aggregate market value of $6,048 and cash of $2,421 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$84	$0	$45	$45	$0
JPM	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	09/15/2040	1,000	0	466	466	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	4	0	0	0	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	247	0	61	61	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	19	19	0

					$0	$591	$591	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$256	$0	$(13)	$0	$(13)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	627	(213)	215	2	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	247	0	(60)	0	(60)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	59	59	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	421	(147)	80	0	(67)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	584	(187)	198	11	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	67	(19)	19	0	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	0	(1)	1	0	0

					$(567)	$499	$72	$(140)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$32,025	$(7,101)	$2,858	$0	$(4,243)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	146	(58)	(4)	0	(62)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	26,987	(616)	608	0	(8)
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,565	(1,327)	826	0	(501)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	936	0	(183)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	10,805	(403)	343	0	(60)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	89,100	(3,978)	2,964	0	(1,014)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	81,800	(5,018)	3,231	0	(1,787)
JPS	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,988	(536)	529	0	(7)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	71,400	(3,240)	2,427	0	(813)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	21,400	(2,009)	808	0	(1,201)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,988	(542)	535	0	(7)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(870)	731	0	(139)

					$(26,817)	$16,792	$0	$(10,025)

Total Swap Agreements					$(27,384)	$17,882	$663	$(10,165)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $10,455 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,328	$0	$3,328
Industrials	0	8,480	0	8,480
Municipal Bonds & Notes
Texas	0	642	0	642
West Virginia	0	3,045	0	3,045
U.S. Government Agencies	0	595,943	0	595,943
U.S. Treasury Obligations	0	50,507	0	50,507
Non-Agency Mortgage-Backed Securities	0	1,004,351	6,073	1,010,424
Asset-Backed Securities	0	1,309,820	0	1,309,820
Short-Term Instruments
Repurchase Agreements	0	1,034	0	1,034
U.S. Treasury Bills	0	16,337	0	16,337
	$0	$2,993,487	$6,073	$2,999,560

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$584,235	$0	$0	$584,235

Total Investments	$584,235	$2,993,487	$6,073	$3,583,795

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,148)	$0	$(2,148)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	0	0	51
Over the counter	0	663	0	663
	$51	$663	$0	$714

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(478)	0	(478)
Over the counter	0	(10,165)	0	(10,165)

	$0	$(10,643)	$0	$(10,643)

Total Financial Derivative Instruments	$51	$(9,980)	$0	$(9,929)

Totals	$584,286	$2,981,359	$6,073	$3,571,718
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.4%
ARGENTINA 2.4%
SOVEREIGN ISSUES 2.4%
Argentine Republic Government International Bond
6.250% due 04/22/2019		$8,000	$8,560
8.750% due 06/02/2017		8,000	8,320

Total Argentina (Cost $16,395)			16,880

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,637

Total Bermuda (Cost $5,332)			5,637

BRAZIL 30.6%
CORPORATE BONDS & NOTES 15.6%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$20,500	20,546
Caixa Economica Federal
2.375% due 11/06/2017		6,300	6,243
4.250% due 05/13/2019		6,000	6,007
4.500% due 10/03/2018		2,000	2,024
CSN Islands Corp.
6.875% due 09/21/2019		400	313
6.875% due 09/21/2019 (f)		1,000	783
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		3,000	3,015
5.750% due 01/22/2021		1,000	1,038
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	1,000	1,078
3.873% due 03/17/2020		$1,000	980
4.875% due 03/17/2020		4,000	3,965
5.750% due 01/20/2020		16,349	16,594
6.750% due 01/27/2041		100	85
7.875% due 03/15/2019		21,282	22,864
8.375% due 05/23/2021		23,850	25,758

			111,293

SOVEREIGN ISSUES 15.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		3,900	4,094
Brazil Government International Bond
5.625% due 02/21/2047		5,000	4,400
6.000% due 01/17/2017		5,000	5,011
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	72,000	21,446
0.000% due 01/01/2018 (b)		260,900	71,936

			106,887

Total Brazil (Cost $215,795)			218,180

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,421
3.000% due 06/30/2020		300	301
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,397
5.750% due 01/18/2017		5,000	5,000
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		8,415	3,850
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)		855	255
6.750% due 10/01/2023 (d)		3,365	925

Total Cayman Islands (Cost $20,647)			14,149

CHILE 1.6%
CORPORATE BONDS & NOTES 1.6%
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	$10,500	11,535
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	185	180

Total Chile (Cost $11,708)		11,715

CHINA 5.4%
CORPORATE BONDS & NOTES 5.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,052
Sinopec Group Overseas Development Ltd.
1.656% due 04/10/2017	35,100	35,116
4.375% due 04/10/2024	2,000	2,082

Total China (Cost $38,089)		38,250

COLOMBIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Ecopetrol S.A.
5.375% due 06/26/2026	$560	559
5.875% due 05/28/2045	3,100	2,694
7.625% due 07/23/2019	5,500	6,180

Total Colombia (Cost $9,276)		9,433

HONG KONG 2.6%
CORPORATE BONDS & NOTES 2.6%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	4,997
CNPC General Capital Ltd.
1.802% due 05/14/2017	10,000	10,006
2.750% due 05/14/2019	3,000	3,024
3.400% due 04/16/2023	500	498

Total Hong Kong (Cost $18,486)		18,525

INDONESIA 4.2%
SOVEREIGN ISSUES 4.2%
Indonesia Government International Bond
6.750% due 01/15/2044	$2,400	2,911
6.875% due 03/09/2017	24,000	24,266
11.625% due 03/04/2019	2,400	2,877

Total Indonesia (Cost $29,782)		30,054

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	201

Total Ireland (Cost $200)		201

KAZAKHSTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Samruk-Energy JSC
3.750% due 12/20/2017	$400	403

Total Kazakhstan (Cost $394)		403

LUXEMBOURG 2.6%
CORPORATE BONDS & NOTES 2.6%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	$5,500	5,884
9.250% due 04/23/2019	650	738
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	300	304

Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,254
5.180% due 06/28/2019		4,000	4,188
5.400% due 03/24/2017		5,300	5,340
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	527

Total Luxembourg (Cost $17,970)			18,235

MEXICO 6.0%
CORPORATE BONDS & NOTES 4.0%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,925
BBVA Bancomer S.A.
6.500% due 03/10/2021		7,000	7,574
6.750% due 09/30/2022		2,000	2,185
Petroleos Mexicanos
2.902% due 07/18/2018		5,500	5,549
3.500% due 07/18/2018		6,500	6,575
3.750% due 03/15/2019	EUR	1,000	1,112
5.750% due 03/01/2018		$407	422

			28,342

SOVEREIGN ISSUES 2.0%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,063
8.500% due 12/13/2018		470	23
10.000% due 12/05/2024		129,000	7,211

			14,297

Total Mexico (Cost $48,111)			42,639

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	5,383

Total Netherlands (Cost $5,203)			5,383

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	25

Total Poland (Cost $29)			25

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,642

Total Qatar (Cost $2,544)			2,642

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,395

Total Russia (Cost $3,090)			3,395

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	50

Total Singapore (Cost $50)			50

SOUTH AFRICA 0.9%
CORPORATE BONDS & NOTES 0.9%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	6,130

Total South Africa (Cost $6,029)			6,130

SOUTH KOREA 0.8%
SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
2.625% due 12/30/2020	$500	500
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,600	2,608
Korea Hydro & Nuclear Power Co. Ltd.
1.696% due 05/22/2017	2,500	2,499

Total South Korea (Cost $5,617)		5,607

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,828	1,912

Total United Arab Emirates (Cost $1,878)		1,912

UNITED STATES 1.8%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
1.056% due 03/25/2037	$374	246
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	339	167

		413

CORPORATE BONDS & NOTES 1.3%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,552
Rio Oil Finance Trust
9.250% due 07/06/2024	3,675	3,472
9.750% due 01/06/2027	2,816	2,605
Wachovia Corp.
5.750% due 02/01/2018	900	938

		9,567

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Mortgage Trust
2.903% due 02/25/2036 ^	21	20
Bear Stearns Adjustable Rate Mortgage Trust
2.920% due 03/25/2035	1,159	1,167
Chase Mortgage Finance Trust
2.828% due 03/25/2037 ^	55	51
Citigroup Mortgage Loan Trust, Inc.
2.874% due 03/25/2034	9	9
3.043% due 07/25/2046 ^	33	28
Countrywide Home Loan Mortgage Pass-Through Trust
3.062% due 10/20/2035	109	95
3.130% due 09/25/2047 ^	25	23
HarborView Mortgage Loan Trust
3.224% due 08/19/2036 ^	11	10
Luminent Mortgage Trust
0.764% due 12/25/2036 ^	40	33
MASTR Adjustable Rate Mortgages Trust
0.996% due 05/25/2037	173	107
Merrill Lynch Alternative Note Asset Trust
1.056% due 03/25/2037	330	144
3.207% due 06/25/2037 ^	248	179
Merrill Lynch Mortgage-Backed Securities Trust
3.370% due 04/25/2037 ^	46	39
Morgan Stanley Capital Trust
5.692% due 04/15/2049	742	743
Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2036	13	13
Sequoia Mortgage Trust
2.871% due 01/20/2047 ^	24	20
WaMu Mortgage Pass-Through Certificates Trust
2.137% due 01/25/2037 ^	50	43
2.361% due 04/25/2037 ^	32	28
2.523% due 05/25/2037 ^	65	52
2.658% due 12/25/2036 ^	29	26
2.676% due 12/25/2036 ^	111	103
2.837% due 09/25/2036 ^	56	52

		2,985

Total United States (Cost $13,271)		12,965

VIRGIN ISLANDS (BRITISH) 2.6%
CORPORATE BONDS & NOTES 2.6%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$1,700	1,752
GTL Trade Finance, Inc.
5.893% due 04/29/2024		2,000	2,000
Rosneft Finance S.A.
6.625% due 03/20/2017		6,710	6,777
7.875% due 03/13/2018		7,327	7,738

Total Virgin Islands (British) (Cost $17,830)			18,267

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (e) 0.0%			274

MEXICO TREASURY BILLS 0.3%
5.789% due 02/02/2017 (b)(c)	MXN	45,000	2,161

U.S. TREASURY BILLS 1.5%
0.480% due 01/12/2017 - 03/16/2017 (a)(b)(h)(j)		$10,760	10,756

Total Short-Term Instruments (Cost $13,232)			13,191

Total Investments in Securities (Cost $500,958)			493,868

	SHARES
INVESTMENTS IN AFFILIATES 32.7%
SHORT-TERM INSTRUMENTS 32.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.7%
PIMCO Short-Term Floating NAV Portfolio III		23,571,313	233,002

Total Short-Term Instruments (Cost $233,029)			233,002

Total Investments in Affiliates (Cost $233,029)			233,002

Total Investments 102.1% (Cost $733,987)			$726,870
Financial Derivative Instruments (g)(i) 3.7% (Cost or Premiums, net $(3,023))			26,687
Other Assets and Liabilities, net (5.8)%			(41,372)

Net Assets 100.0%			$712,185

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	07/23/2015	$607	$255	0.04%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	07/15/2015 - 07/16/2015	2,570	925	0.13

				$3,177	$1,180	0.17%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$274	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(280)	$274	$274

Total Repurchase Agreements						$(280)	$274	$274

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(3.000)%	08/03/2016	TBD	(4)	$(652)	$(643)

Total Reverse Repurchase Agreements						$(643)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(3,427) at a weighted average interest rate of (1.415)%.
(4)	Open maturity reverse repurchase agreement.

(f)	Securities with an aggregate market value of $783 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	256,700	$(334)	$(598)	$10	$0
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	(227)	(470)	7	0
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	(272)	(354)	7	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		550,000	0	143	72	(72)
						$(833)	$(1,279)	$96	$(72)

Total Swap Agreements						$(833)	$(1,279)	$96	$(72)

(h)	Securities with an aggregate market value of $783 and cash of $2,570 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	BRL	6,766	$	2,136	$57	$0
	01/2017	TRY	6,184		1,973	228	0
	01/2017	$	2,076	BRL	6,766	3	0
	01/2017		15,066	EUR	14,487	185	0
	02/2017	EUR	14,487	$	15,087	0	(185)
	02/2017	MXN	8,865		426	0	0
	02/2017	$	25,000	RUB	1,665,250	1,830	0
BPS	01/2017	BRL	29,000	$	10,538	1,628	0
	01/2017	EUR	13,417		14,231	105	0
	01/2017	KRW	5,943,200		5,000	77	0
	01/2017	$	8,898	BRL	29,000	12	0
	02/2017		51,308	MXN	1,081,120	560	0
	07/2017	BRL	73,900	$	25,370	3,719	0
CBK	02/2017	MXN	318,538		15,279	23	(26)
	02/2017	$	211	PLN	829	0	(13)
DUB	01/2017	BRL	328,515	$	99,393	0	(1,543)
	01/2017	$	99,849	BRL	328,515	1,223	(136)
	01/2017		25,000	KRW	29,537,500	0	(533)
	02/2017	ILS	21,424	$	5,631	65	0
	02/2017	MXN	192,621		10,040	799	0
	02/2017	$	32,481	BRL	111,374	1,458	0
	02/2017		30,000	MXN	624,373	40	(86)
	03/2017	TWD	1,282,400	$	40,000	414	0
	01/2018	BRL	180,500		50,821	0	(114)
FBF	01/2017	$	40,000	KRW	47,180,000	0	(920)
	02/2017		564	MXN	11,511	0	(12)
GLM	01/2017	EUR	1,070	$	1,119	0	(7)
	01/2017	PHP	64,553		1,328	30	0
	01/2017	$	7,000	KRW	8,280,034	0	(141)
	01/2017		13,831	SGD	20,034	2	0
	02/2017	BRL	82,747	$	25,000	0	(216)
	02/2017	MXN	569,500		27,434	123	(11)
	02/2017	$	4,771	ILS	18,430	17	0
	03/2017	SGD	20,034	$	13,827	0	(2)
	03/2017	TWD	647,000		20,000	28	0
HUS	01/2017	SGD	27,235		19,341	537	0
	01/2017	$	25,382	CNH	174,548	0	(374)
	01/2017		1,346	INR	90,967	0	(9)
	02/2017	CNH	19,634	$	2,888	110	0
	02/2017	RUB	626,000		10,000	0	(86)
	12/2017	CNH	16,607		2,278	7	0
JPM	01/2017	BRL	71,900		22,061	0	(30)
	01/2017	CNH	13,065		1,909	37	0
	01/2017	KRW	11,710,000		10,000	300	0
	01/2017	$	21,729	BRL	71,900	362	0
	01/2017		643	THB	23,170	4	0
	02/2017	MXN	518,246	$	25,000	137	0
	02/2017	RUB	921,000		15,000	161	0
	02/2017	$	43,353	MXN	906,355	172	(42)
	03/2017	THB	23,170	$	642	0	(5)
	03/2017	TWD	799,500		25,000	320	0
	04/2017	BRL	72,000		20,316	0	(1,266)
	01/2018		80,400		22,225	0	(463)
MSB	01/2017		123,862		45,000	6,943	0
	01/2017	KRW	5,830,375		5,000	171	0
	01/2017	$	38,063	BRL	123,862	49	(56)
	01/2017		25,000	KRW	29,422,500	0	(629)
	01/2017		12,215	MYR	53,991	0	(183)
	01/2017		10,000	SGD	14,322	0	(111)
	03/2017	MYR	53,991	$	12,193	202	0
NGF	01/2017	KRW	11,711,000		10,000	299	0
SCX	01/2017	BRL	166,715		50,929	0	(294)
	01/2017	CNH	161,483		23,490	354	0
	01/2017	MYR	53,991		12,867	835	0
	01/2017	$	51,154	BRL	166,715	69	0
	01/2017		1,118	HKD	8,666	0	0
	01/2017		10,000	KRW	11,713,000	0	(298)
	01/2017		1,287	PHP	64,553	11	0
	02/2017	BRL	4,958	$	1,500	0	(11)
	02/2017	MXN	44,639		2,174	30	0
	02/2017	$	50,478	BRL	166,715	326	0
	03/2017	PHP	64,553	$	1,276	0	(11)
	03/2017	SGD	7,270		5,000	0	(18)
SOG	01/2017	$	15,000	KRW	17,602,500	0	(419)
	02/2017		19,555	MXN	401,499	0	(292)
	03/2017	KRW	9,109,500	$	7,500	0	(44)
	03/2017	TWD	323,430		10,000	16	0
TOR	01/2017	BRL	30,537		9,370	0	(13)
	01/2017	SGD	7,120		5,000	84	0
	01/2017	$	9,002	BRL	30,537	380	0
	03/2017	KRW	18,132,000	$	15,000	0	(16)
	03/2017	SGD	72,460		50,000	0	(17)
UAG	01/2017	KRW	185,538,960		163,680	9,994	0
	01/2017	THB	23,170		657	10	0
	01/2017	$	231	IDR	3,052,000	0	(6)
	01/2017		64,558	KRW	76,998,001	0	(779)
	03/2017	KRW	76,998,001	$	64,595	830	0
	03/2017	TWD	1,468,591		46,532	1,199	0

Total Forward Foreign Currency Contracts						$36,575	$(9,417)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	3.600	02/14/2017	$15,000	$(171)	$(45)
DUB	Call - OTC USD versus BRL		3.680	01/13/2017	20,000	(219)	(1)
	Call - OTC USD versus BRL		4.250	11/17/2017	15,000	(435)	(256)
HUS	Call - OTC USD versus MXN	MXN	21.750	01/27/2017	20,000	(192)	(60)
JPM	Call - OTC USD versus BRL	BRL	3.700	02/22/2017	20,000	(277)	(44)

						$(1,294)	$(406)

Total Written Options						$(1,294)	$(406)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	2.084%	$5,000	$(355)	$166	$0	$(189)
	China Government International Bond	1.000	12/20/2019	0.723	15,000	54	72	126	0
	Colombia Government International Bond	1.000	06/20/2019	0.892	20,000	(25)	85	60	0
	Mexico Government International Bond	1.000	03/20/2020	1.053	50,000	(95)	32	0	(63)
BPS	Colombia Government International Bond	1.000	12/20/2017	0.514	10,000	(13)	64	51	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	3.945	500	8	14	22	0
	Mexico Government International Bond	1.000	03/20/2020	1.053	13,500	17	(34)	0	(17)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.067	10,000	(88)	68	0	(20)
CBK	Brazil Government International Bond	1.000	06/20/2017	0.648	10,000	(95)	116	21	0
	Brazil Government International Bond	1.000	12/20/2017	0.788	10,000	(217)	242	25	0
DUB	Brazil Government International Bond	1.000	06/20/2023	3.166	400	(49)	1	0	(48)
	Colombia Government International Bond	1.000	06/20/2019	0.892	10,000	5	25	30	0
	Mexico Government International Bond	1.000	12/20/2021	1.545	10,000	(318)	68	0	(250)
	Petroleos Mexicanos	1.000	06/20/2018	1.423	5,000	(52)	23	0	(29)
FBF	Colombia Government International Bond	1.000	06/20/2019	0.892	100	(4)	4	0	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	3.945	500	5	17	22	0
	Brazil Government International Bond	1.000	09/20/2017	0.691	2,000	(29)	34	5	0
	Brazil Government International Bond	1.000	09/20/2019	1.492	1,000	(78)	65	0	(13)
	Colombia Government International Bond	1.000	06/20/2017	0.370	9,000	7	24	31	0
	Colombia Government International Bond	1.000	12/20/2018	0.738	5,000	(44)	72	28	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.483	1,000	(69)	0	0	(69)
HUS	Brazil Government International Bond	1.000	09/20/2017	0.691	20,000	(109)	162	53	0
	China Government International Bond	1.000	12/20/2018	0.511	15,000	87	62	149	0
JPM	Brazil Government International Bond	1.000	06/20/2017	0.648	2,500	(24)	29	5	0
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.067	10,000	(97)	77	0	(20)
	Peru Government International Bond	1.000	09/20/2020	0.762	10,000	(128)	218	90	0

						$(1,706)	$1,706	$718	$(718)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	06/11/2018	MXN	95,000	$(23)	$(66)	$0	$(89)

Total Swap Agreements							$(1,729)	$1,640	$718	$(807)

(j)	Securities with an aggregate market value of $2,347 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$16,880	$0	$16,880
Bermuda
Corporate Bonds & Notes	0	5,637	0	5,637
Brazil
Corporate Bonds & Notes	0	111,293	0	111,293
Sovereign Issues	0	106,887	0	106,887
Cayman Islands
Corporate Bonds & Notes	0	14,149	0	14,149
Chile
Corporate Bonds & Notes	0	11,715	0	11,715
China
Corporate Bonds & Notes	0	38,250	0	38,250
Colombia
Corporate Bonds & Notes	0	9,433	0	9,433
Hong Kong
Corporate Bonds & Notes	0	18,525	0	18,525
Indonesia
Sovereign Issues	0	30,054	0	30,054
Ireland
Corporate Bonds & Notes	0	201	0	201
Kazakhstan
Corporate Bonds & Notes	0	403	0	403
Luxembourg
Corporate Bonds & Notes	0	18,235	0	18,235
Mexico
Corporate Bonds & Notes	0	28,342	0	28,342
Sovereign Issues	0	14,297	0	14,297
Netherlands
Corporate Bonds & Notes	0	5,383	0	5,383
Poland
Sovereign Issues	0	25	0	25
Qatar
Sovereign Issues	0	2,642	0	2,642
Russia
Corporate Bonds & Notes	0	3,395	0	3,395
Singapore
Sovereign Issues	0	50	0	50
South Africa
Corporate Bonds & Notes	0	6,130	0	6,130
South Korea
Sovereign Issues	0	5,607	0	5,607
United Arab Emirates
Corporate Bonds & Notes	0	1,912	0	1,912
United States
Asset-Backed Securities	0	413	0	413
Corporate Bonds & Notes	0	9,567	0	9,567
Non-Agency Mortgage-Backed Securities	0	2,985	0	2,985
Virgin Islands (British)
Corporate Bonds & Notes	0	18,267	0	18,267
Short-Term Instruments
Repurchase Agreements	0	274	0	274
Mexico Treasury Bills	0	2,161	0	2,161
U.S. Treasury Bills	0	10,756	0	10,756
	$0	$493,868	$0	$493,868

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$233,002	$0	$0	$233,002

Total Investments	$233,002	$493,868	$0	$726,870

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	96	0	96
Over the counter	0	37,293	0	37,293
	$0	$37,389	$0	$37,389

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(72)	0	(72)
Over the counter	0	(10,630)	0	(10,630)

	$0	$(10,702)	$0	$(10,702)

Total Financial Derivative Instruments	$0	$26,687	$0	$26,687

Totals	$233,002	$520,555	$0	$753,557

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%
BANK LOAN OBLIGATIONS 10.4%
Ancestry.com Operations, Inc.
5.250% due 10/19/2023		$900	$907
Ancestry.com, Inc.
9.250% due 10/19/2024		5,000	5,117
CBS Radio, Inc.
4.500% due 10/17/2023		226	229
Community Health Systems, Inc.
4.000% due 01/27/2021		305	296
EB Holdings
TBD% - 11.000% due 03/31/2017	EUR	8,203	2,008
Eldorado Resorts LLC
4.250% due 07/23/2022		$197	199
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022		1,584	1,592
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		47,660	48,030
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		423	431
Neiman Marcus Group, Inc.
4.250% due 10/25/2020		3,985	3,487
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		829	825
Quest Software U.S. Holdings, Inc.
7.000% due 10/31/2022		300	304
TEX Operations Co. LLC
5.000% due 08/04/2023		1,400	1,415
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		3,021	3,018
5.500% due 04/01/2022		1,415	1,418

Total Bank Loan Obligations (Cost $72,708)			69,276

CORPORATE BONDS & NOTES 85.0%
BANKING & FINANCE 30.8%
Ally Financial, Inc.
4.125% due 03/30/2020 (i)		6,325	6,467
4.250% due 04/15/2021		3,500	3,542
4.625% due 03/30/2025 (i)		10,000	9,888
Arrow Global Finance PLC
4.750% due 05/01/2023	EUR	1,500	1,636
5.125% due 09/15/2024	GBP	400	493
Banco Pan S.A.
8.500% due 04/23/2020		$2,425	2,437
Barclays PLC
7.875% due 09/15/2022 (e)	GBP	3,000	3,701
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$41,631	41,996
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	759
7.500% due 10/01/2023		5,000	6,193
CIT Group, Inc.
5.000% due 08/15/2022		$6,425	6,714
Citigroup, Inc.
6.250% due 08/15/2026 (e)		1,300	1,339
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	1,035
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		1,000	1,014
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		1,000	1,050
Crescent Communities LLC
8.875% due 10/15/2021		3,500	3,544
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,122
Fly Leasing Ltd.
6.375% due 10/15/2021		350	366
6.750% due 12/15/2020		1,100	1,154
HSBC Holdings PLC
6.375% due 03/30/2025 (e)		400	399
iStar, Inc.
4.000% due 11/01/2017		3,300	3,325
Jefferies Finance LLC
6.875% due 04/15/2022		1,700	1,649
7.375% due 04/01/2020		1,100	1,106
7.500% due 04/15/2021		4,575	4,546

Jefferies LoanCore LLC
6.875% due 06/01/2020		1,305	1,253
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 01/14/2032 (d)	EUR	13,235	12,105
Lincoln Finance Ltd.
6.875% due 04/15/2021		600	689
7.375% due 04/15/2021		$500	534
MGM Growth Properties Operating Partnership LP
5.625% due 05/01/2024		1,000	1,050
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	585
6.500% due 07/01/2021		675	687
6.500% due 06/01/2022		2,400	2,400
7.875% due 10/01/2020		7,400	7,696
9.625% due 05/01/2019		4,425	4,646
Navient Corp.
5.500% due 01/25/2023		175	170
5.625% due 08/01/2033		2,000	1,660
5.875% due 03/25/2021		3,250	3,384
6.625% due 07/26/2021		8,800	9,328
8.450% due 06/15/2018		2,000	2,160
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		2,325	2,348
PHH Corp.
6.375% due 08/15/2021		6,654	6,687
7.375% due 09/01/2019		9,189	9,924
Pinnacol Assurance
8.625% due 06/25/2034 (g)		5,000	4,998
Provident Funding Associates LP
6.750% due 06/15/2021		16,010	16,170
Societe Generale S.A.
7.375% due 09/13/2021 (e)		300	300
Stearns Holdings LLC
9.375% due 08/15/2020		4,285	4,306
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	733

			205,288

INDUSTRIALS 40.3%
ADT Corp.
3.500% due 07/15/2022		$1,000	958
Afren PLC
6.625% due 12/09/2020 ^		1,952	10
10.250% due 04/08/2019 ^		1,537	8
Alliance Data Systems Corp.
5.875% due 11/01/2021		1,100	1,119
Altice Financing S.A.
6.625% due 02/15/2023		1,500	1,545
Ardagh Packaging Finance PLC
4.625% due 05/15/2023		3,600	3,568
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,200	1,290
Boise Cascade Co.
5.625% due 09/01/2024		100	100
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		13,290	7,775
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(f)		6,885	7,168
11.250% due 06/01/2017 ^(f)		8,003	8,183
California Resources Corp.
5.000% due 01/15/2020 (i)		10,781	8,921
5.500% due 09/15/2021		734	580
6.000% due 11/15/2024		7,679	5,644
8.000% due 12/15/2022		3,640	3,258
CCO Holdings LLC
5.750% due 02/15/2026		2,000	2,075
5.875% due 04/01/2024		2,100	2,247
Centene Corp.
4.750% due 05/15/2022		3,450	3,502
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		4,900	5,018
7.000% due 06/30/2024		2,100	2,284
Chesapeake Energy Corp.
6.625% due 08/15/2020		750	761
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,359
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	452
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020		8,850	9,735
Coeur Mining, Inc.
7.875% due 02/01/2021		435	453

Continental Resources, Inc.
5.000% due 09/15/2022		300	304
CSC Holdings LLC
6.750% due 11/15/2021		150	162
7.875% due 02/15/2018		150	159
CVR Refining LLC
6.500% due 11/01/2022		600	599
Dell, Inc.
5.400% due 09/10/2040		6,050	5,052
5.875% due 06/15/2019		2,200	2,329
6.500% due 04/15/2038 (i)		16,950	16,060
7.100% due 04/15/2028		500	523
Diamond Finance Corp.
8.350% due 07/15/2046		1,727	2,130
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,247
6.750% due 06/01/2021		200	218
Dynegy, Inc.
5.875% due 06/01/2023		1,450	1,265
6.750% due 11/01/2019		150	153
7.375% due 11/01/2022		120	115
7.625% due 11/01/2024		3,900	3,617
8.000% due 01/15/2025		5,600	5,250
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,704
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,007
6.000% due 07/15/2023		525	463
First Data Corp.
5.000% due 01/15/2024		2,000	2,018
7.000% due 12/01/2023		4,000	4,270
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,768
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	784
HCA Holdings, Inc.
6.250% due 02/15/2021		$800	863
HCA, Inc.
5.250% due 06/15/2026		1,250	1,295
5.375% due 02/01/2025		2,500	2,509
HealthSouth Corp.
5.750% due 09/15/2025		314	314
Hexion, Inc.
6.625% due 04/15/2020		400	356
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	259
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,320
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	919
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$2,050	1,845
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	239
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		2,000	2,005
LABA Royalty Sub LLC (9.000% Cash or 9.000% PIK)
9.000% due 05/15/2029 (a)		4,427	4,438
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	496
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		1,750	1,641
5.750% due 08/01/2022		500	484
Massachusetts Institute of Technology
3.885% due 07/01/2116		500	428
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	994
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		$1,000	555
Minerva Luxembourg S.A.
6.500% due 09/20/2026		3,000	2,902
MPLX LP
4.500% due 07/15/2023		1,500	1,524
NCL Corp. Ltd.
4.750% due 12/15/2021		8,000	8,015
Novasep Holding S.A.S. (8.000% Cash or 3.000% PIK)
8.000% due 05/31/2019	EUR	8,967	9,344
OGX Austria GmbH
8.500% due 06/01/2018 ^		$1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,305
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	563
5.500% due 04/12/2037		1,500	555
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,332

Post Holdings, Inc.
5.000% due 08/15/2026		2,600	2,496
Precision Drilling Corp.
6.625% due 11/15/2020		897	915
7.750% due 12/15/2023		1,250	1,325
QGOG Constellation S.A.
6.250% due 11/09/2019		5,600	3,724
Quorum Health Corp.
11.625% due 04/15/2023		2,000	1,685
Reynolds Group Issuer, Inc.
4.380% due 07/15/2021		2,600	2,665
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		4,425	4,480
5.625% due 02/01/2021		2,000	2,150
5.625% due 04/15/2023		2,350	2,509
5.625% due 03/01/2025		1,250	1,342
5.750% due 05/15/2024		125	135
5.875% due 06/30/2026		1,100	1,189
Sealed Air Corp.
6.875% due 07/15/2033		500	511
Sensata Technologies BV
5.625% due 11/01/2024		750	785
SFR Group S.A.
6.000% due 05/15/2022		2,250	2,317
7.375% due 05/01/2026		5,000	5,125
Southwestern Energy Co.
4.100% due 03/15/2022		100	95
Suburban Propane Partners LP
5.750% due 03/01/2025		610	622
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	400	460
T-Mobile USA, Inc.
6.000% due 04/15/2024		$3,425	3,618
6.500% due 01/15/2026		7,000	7,586
Tenet Healthcare Corp.
4.463% due 06/15/2020		1,300	1,313
4.750% due 06/01/2020		1,500	1,515
Terex Corp.
6.000% due 05/15/2021		2,075	2,129
Tesco PLC
6.150% due 11/15/2037		5,000	4,856
United Rentals North America, Inc.
5.500% due 05/15/2027		850	845
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	8,300	6,379
5.375% due 03/15/2020		$8,200	6,970
5.625% due 12/01/2021		925	722
5.875% due 05/15/2023		5,000	3,800
6.125% due 04/15/2025		1,500	1,133
Videotron Ltd.
5.375% due 06/15/2024		875	901
Virgin Australia Pass Through Trust
6.000% due 04/23/2022		38	39
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	1,890
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,420	3,309
Weatherford International Ltd.
7.000% due 03/15/2038		$2,500	2,094
Wolverine World Wide, Inc.
5.000% due 09/01/2026		300	290
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	2,484
XFIT Brands, Inc.
9.000% due 07/12/2020 (g)		3,500	3,517
ZF North America Capital, Inc.
4.500% due 04/29/2022		600	621
Ziggo Secured Finance BV
5.500% due 01/15/2027		2,100	2,052

			268,303

UTILITIES 13.9%
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,350	1,357
CenturyLink, Inc.
7.500% due 04/01/2024		1,250	1,316
Covanta Holding Corp.
5.875% due 03/01/2024		300	290
Genesis Energy LP
5.625% due 06/15/2024		200	198
6.000% due 05/15/2023		3,325	3,400
Illinois Power Generating Co.
7.000% due 04/15/2018 ^		5,000	1,800

NSG Holdings LLC
7.750% due 12/15/2025	2,532	2,744
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,800	824
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)	855	254
6.750% due 10/01/2023 (g)	168	46
Petrobras Global Finance BV
5.375% due 01/27/2021	8,050	7,893
5.625% due 05/20/2043	3,000	2,233
5.750% due 01/20/2020	875	888
Red Oak Power LLC
8.540% due 11/30/2019	756	759
9.200% due 11/30/2029	3,200	3,340
Sprint Capital Corp.
6.900% due 05/01/2019	3,200	3,396
8.750% due 03/15/2032	4,950	5,457
Sprint Communications, Inc.
7.000% due 08/15/2020 (i)	12,500	13,283
9.000% due 11/15/2018	1,000	1,105
Sprint Corp.
7.125% due 06/15/2024	11,125	11,487
7.875% due 09/15/2023	10,850	11,609
Talen Energy Supply LLC
4.625% due 07/15/2019	1,000	952
Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,794	2,885
Terraform Global Operating LLC
9.750% due 08/15/2022	13,450	14,425
TerraForm Power Operating LLC
6.375% due 02/01/2023	350	356

		92,297

Total Corporate Bonds & Notes (Cost $551,773)		565,888

MUNICIPAL BONDS & NOTES 0.7%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	600	603

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,470	4,045

Total Municipal Bonds & Notes (Cost $4,228)		4,748

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.302% due 10/25/2035	135	119
American Home Mortgage Assets Trust
1.487% due 11/25/2046	738	387
6.250% due 06/25/2037	259	203
Banc of America Alternative Loan Trust
1.156% due 05/25/2035 ^	49	39
Banc of America Funding Trust
3.051% due 03/20/2036 ^	179	154
Bear Stearns ALT-A Trust
2.903% due 01/25/2035	7	7
Citigroup Mortgage Loan Trust, Inc.
2.990% due 11/25/2035	531	507
Countrywide Alternative Loan Trust
0.936% due 05/25/2047	31	27
0.949% due 03/20/2046	52	39
1.016% due 07/25/2046 ^	359	166
1.567% due 12/25/2035	71	65
3.036% due 10/25/2035 ^	56	46
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035	200	170
6.000% due 05/25/2036 ^	104	89
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	46	47
Downey Savings & Loan Association Mortgage Loan Trust
0.986% due 02/19/2045	33	31
First Horizon Alternative Mortgage Securities Trust
2.822% due 09/25/2035 ^	480	427
6.000% due 05/25/2036 ^	99	79
GMAC Mortgage Corp. Loan Trust
3.415% due 04/19/2036 ^	339	304

GSR Mortgage Loan Trust
3.126% due 04/25/2035		3	3
3.193% due 05/25/2035		713	655
3.357% due 11/25/2035		88	85
HarborView Mortgage Loan Trust
0.926% due 01/19/2038		32	28
0.976% due 03/19/2036		581	427
IndyMac Mortgage Loan Trust
3.006% due 09/25/2035 ^		84	71
JPMorgan Mortgage Trust
2.572% due 07/27/2037		467	439
3.130% due 07/25/2035		125	123
6.000% due 08/25/2037 ^		127	113
Residential Accredit Loans, Inc. Trust
1.086% due 03/25/2037		424	99
5.432% due 02/25/2036 ^		287	235
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		101	89
Structured Asset Mortgage Investments Trust
0.976% due 05/25/2036		37	29
WaMu Mortgage Pass-Through Certificates Trust
1.337% due 05/25/2047		449	396
2.224% due 10/25/2036 ^		235	199
4.341% due 07/25/2037 ^		203	187
Wells Fargo Mortgage-Backed Securities Trust
3.081% due 03/25/2035		271	270

Total Non-Agency Mortgage-Backed Securities (Cost $5,480)			6,354

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
0.906% due 08/25/2036		100	68
Credit-Based Asset Servicing and Securitization LLC
3.869% due 01/25/2037 ^		1,046	450
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		494	261
Mid-State Trust
7.791% due 03/15/2038		16	18
Morgan Stanley ABS Capital, Inc. Trust
0.896% due 05/25/2037		161	105
Option One Mortgage Loan Trust Asset-Backed Certificates
1.731% due 08/25/2033		74	69
Residential Asset Securities Corp. Trust
0.906% due 08/25/2036		40	37
6.980% due 09/25/2031		1,657	1,675

Total Asset-Backed Securities (Cost $2,451)			2,683

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	839

Total Sovereign Issues (Cost $794)			839

	SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.1%
Xfit Brands, Inc. (b)		2,040,639	408

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		25,177	0

FINANCIALS 0.4%
CIT Group, Inc.		31,331	1,337
Hipotecaria Su Casita S.A. de C.V. (b)		78,886	0
Nationstar Mortgage Holdings, Inc. (b)		68,300	1,233
TIG FinCo PLC (g)		511,687	467

			3,037

HEALTH CARE 0.6%
NVHL S.A. ‘A’ (b)(g)		231,498	389
NVHL S.A. ‘B’ (b)(g)		231,498	390
NVHL S.A. ‘C’ (b)(g)		231,498	390
NVHL S.A. ‘D’ (b)(g)		231,498	390
NVHL S.A. ‘E’ (b)(g)		231,498	390
NVHL S.A. ‘F’ (b)(g)		231,498	390
NVHL S.A. ‘G’ (b)(g)		231,498	390
NVHL S.A. ‘H’ (b)(g)		231,498	390
NVHL S.A. ‘I’ (b)(g)		231,498	390

NVHL S.A. ‘J’ (b)(g)	231,498	390

		3,899

Total Common Stocks (Cost $11,873)		7,344

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.1%
Xfit Brands, Inc. (g)	1	377

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS	2,849,700	147

Total Warrants (Cost $156)		524

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
CoBank ACB
6.200% due 01/01/2025 (e)	2,000	198
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	8,000	9,580

Total Preferred Securities (Cost $8,200)		9,778

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (h) 0.6%		3,846

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.468% due 02/23/2017 - 03/09/2017 (c)(d)(k)(m)	$1,888	1,887

Total Short-Term Instruments (Cost $5,733)		5,733

Total Investments in Securities (Cost $663,396)		673,167

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	1,694,993	16,755

Total Short-Term Instruments (Cost $16,755)		16,755

Total Investments in Affiliates (Cost $16,755)		16,755

Total Investments 103.7% (Cost $680,151)		$689,922
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(642))		350
Other Assets and Liabilities, net (3.8)%		(24,672)

Net Assets 100.0%		$665,600

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$389	0.06%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	390	0.06
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	390	0.06
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	390	0.06
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	390	0.06
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	390	0.06
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	390	0.06
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	390	0.06
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	390	0.06
NVHL S.A. ‘J	03/09/2012 - 05/01/2013	724	390	0.06
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/22/2015	640	254	0.04
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	12/17/2015	43	46	0.01
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	4,998	0.74
TIG FinCo PLC	04/02/2015	759	467	0.07
XFIT Brands, Inc. 9.000% due 07/12/2020	12/15/2016	3,500	3,517	0.53
Xfit Brands, Inc.	12/15/2016	156	377	0.05

		$17,334	$13,558	2.04%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	(2.500)%	12/19/2016	01/11/2017	$2,166	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	$(2,180)	$2,166	$2,164
SSB	0.010	12/30/2016	01/03/2017	1,680	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(1,716)	1,680	1,680

Total Repurchase Agreements						$(3,896)	$3,846	$3,844

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
DEU	(3.000)%	07/22/2016	07/22/2017	$(1,083)	$(1,068)
SOG	1.650	11/28/2016	02/27/2017	(5,707)	(5,717)
	1.700	12/23/2016	03/22/2017	(12,147)	(12,153)
UBS	1.360	11/21/2016	01/20/2017	(8,542)	(8,556)
	1.360	11/22/2016	01/20/2017	(14,113)	(14,135)

Total Reverse Repurchase Agreements					$(41,629)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(35,872) at a weighted average interest rate of 0.903%.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,181)

Total Short Sales				$(2,041)	$(2,181)

(4)	Payable for short sales includes $48 of accrued interest.

(i)	Securities with an aggregate market value of $47,353 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$(45)	$0	$(1)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	112	(295)	53	(65)
Euro-Buxl 30-Year Bond March Futures	Short	03/2017	45	(123)	118	(71)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	617	(321)	212	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	29	34	0	(22)
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2017	37	49	0	(36)

Total Futures Contracts				$(701)	$383	$(195)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	12/20/2020	1.055%		$7,000	$12	$(167)	$0	$(4)
ArcelorMittal	1.000	06/20/2024	3.549	EUR	2,000	343	(59)	0	(3)
Arconic, Inc.	1.000	06/20/2021	1.979		$5,000	202	(61)	8	0
Freeport-McMoRan, Inc.	1.000	06/20/2021	3.368		2,000	190	(48)	7	0
Sprint Communications, Inc.	5.000	09/20/2020	2.763		4,750	376	188	2	0
Staples, Inc.	1.000	09/20/2018	0.380		8,000	(88)	(24)	1	0
Tesco PLC	1.000	06/20/2021	1.792	EUR	4,000	(143)	38	0	(3)

						$892	$(133)	$18	$(10)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	25,000	$(1,595)	$(843)	$0	$(31)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$1,476	$(6,216)	$243	$0

Pay	3-Month USD-LIBOR	2.500	12/16/2025	19,500	317	(1,166)	61	0

					$1,793	$(7,382)	$304	$0

Total Swap Agreements					$1,090	$(8,358)	$322	$(41)

(k)	Securities with an aggregate market value of $994 and cash of $11,690 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017		$25,948	EUR	24,950	$319	$0
	02/2017	EUR	24,950	$	25,984	0	(318)
BPS	01/2017		26,736		28,357	209	0
GLM	01/2017	JPY	75,800		664	16	0
	01/2017	$	1,792	EUR	1,680	0	(23)
	02/2017		5,130	GBP	4,048	0	(137)
JPM	01/2017	CAD	970	$	723	1	0
	01/2017	$	876	EUR	824	0	(8)
	02/2017	CHF	1,857	$	1,895	66	0
SCX	01/2017	EUR	718		751	0	(6)

Total Forward Foreign Currency Contracts						$611	$(492)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	MBIA, Inc.	(5.000)%	12/20/2017	0.471%	$2,000	$(41)	$(51)	$0	$(92)
JPM	Turkey Government International Bond	(1.000)	03/20/2020	2.011	7,000	291	(76)	215	0
MYC	MBIA, Inc.	(5.000)	06/20/2017	0.315	2,000	(166)	117	0	(49)

						$84	$(10)	$215	$(141)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	Petrobras Global Finance BV	1.000%	09/20/2020	4.072%	$3,000	$(726)	$414	$0	$(312)

Total Swap Agreements						$(642)	$404	$215	$(453)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(m)	Securities with an aggregate market value of $521 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$69,276	$0	$69,276
Corporate Bonds & Notes
Banking & Finance	0	193,168	12,120	205,288
Industrials	0	255,403	12,900	268,303
Utilities	0	92,297	0	92,297
Municipal Bonds & Notes
Florida	0	603	0	603
New York	0	100	0	100
West Virginia	0	4,045	0	4,045
Non-Agency Mortgage-Backed Securities	0	6,354	0	6,354
Asset-Backed Securities	0	2,683	0	2,683
Sovereign Issues	0	839	0	839
Common Stocks
Consumer Discretionary	408	0	0	408
Financials	2,570	0	467	3,037
Health Care	0	3,899	0	3,899
Warrants
Consumer Discretionary	0	0	377	377
Information Technology	0	0	147	147
Preferred Securities
Banking & Finance	0	9,778	0	9,778
Short-Term Instruments
Repurchase Agreements	0	3,846	0	3,846
U.S. Treasury Bills	0	1,887	0	1,887
	$2,978	$644,178	$26,011	$673,167

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,755	$0	$0	$16,755

Total Investments	$19,733	$644,178	$26,011	$689,922

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,181)	$0	$(2,181)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	383	322	0	705
Over the counter	0	826	0	826
	$383	$1,148	$0	$1,531

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(195)	(41)	0	(236)
Over the counter	0	(945)	0	(945)

	$(195)	$(986)	$0	$(1,181)

Total Financial Derivative Instruments	$188	$162	$0	$350

Totals	$19,921	$642,159	$26,011	$688,091

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$12,442	$0	$0	$21	$0	$(343)	$0	$0	$12,120	$(343)
Industrials	2,898	13,331	(2,500)	4	(330)	(542)	39	0	12,900	(374)
Common Stocks
Consumer Discretionary	45	418	0	0	0	(55)	0	(408)	0	0
Financials	377	0	(104)	0	(1,700)	1,894	0	0	467	114
Warrants
Consumer Discretionary	1,240	156	(156)	0	155	(1,018)	0	0	377	221
Industrials	7	0	0	0	(186)	179	0	0	0	0
Information Technology	0	0	0	0	0	147	0	0	147	147

Totals	$17,009	$13,905	$(2,760)	$25	$(2,061)	$262	$39	$(408)	$26,011	$(235)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,998	Proxy Pricing	Base Price	102.667
	7,122	Reference Instrument	Spread Movement	170.000
Industrials	12,861	Proxy Pricing	Base Price	99.500 - 100.000
	39	Third Party Vendor	Broker Quote	101.478
Common Stocks
Financials	467	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	377	Other Valuation Techniques (2)	—	—
Information Technology	147	Other Valuation Techniques (2)	—	—

Total	$26,011

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 64.0%
CANADA 6.2%
SOVEREIGN ISSUES 6.2%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,310
3.150% due 12/15/2017		$25,000	25,421
Province of Quebec
6.250% due 06/01/2032	CAD	10,000	10,347

Total Canada (Cost $43,312)			45,078

DENMARK 20.0%
CORPORATE BONDS & NOTES 20.0%
BRFkredit A/S
2.000% due 10/01/2017	DKK	250,000	36,028
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		250,000	36,021
Nykredit Realkredit A/S
2.000% due 10/01/2017		250,000	36,018
Realkredit Danmark A/S
2.000% due 01/01/2018		250,000	36,220

Total Denmark (Cost $153,479)			144,287

UNITED STATES 7.7%
ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.294% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.336% due 07/25/2032		58	56
1.456% due 10/25/2031		324	306
Argent Securities Trust
0.846% due 07/25/2036		1,555	676
Asset-Backed Funding Certificates Trust
1.456% due 06/25/2034		567	540
Asset-Backed Securities Corp. Home Equity Loan Trust
0.836% due 05/25/2037		57	40
Bear Stearns Asset-Backed Securities Trust
1.246% due 06/25/2036		509	502
1.416% due 10/25/2032		141	139
BNC Mortgage Loan Trust
0.856% due 05/25/2037		136	134
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033		30	29
Countrywide Asset-Backed Certificates
1.496% due 05/25/2032		140	135
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032		139	123
Credit-Based Asset Servicing and Securitization LLC
0.816% due 11/25/2036		47	27
0.826% due 01/25/2037 ^		355	134
Equity One Mortgage Pass-Through Trust
1.356% due 04/25/2034		496	420
Home Equity Asset Trust
1.356% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036		35	19
Lehman XS Trust
0.906% due 04/25/2037 ^		75	59
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034		28	26
Merrill Lynch Mortgage Investors Trust
0.836% due 09/25/2037		42	17
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037		118	76
0.856% due 11/25/2036		9,110	5,643
SLM Student Loan Trust
2.382% due 04/25/2023		7,223	7,239
Soundview Home Loan Trust
0.816% due 11/25/2036		306	126
Structured Asset Securities Corp. Mortgage Loan Trust
2.117% due 04/25/2035		13	12

Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036	33	15

		16,495

CORPORATE BONDS & NOTES 0.7%
Marriott International, Inc.
6.750% due 05/15/2018	5,000	5,331

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
3.082% due 10/25/2034	7	7
Bear Stearns ALT-A Trust
2.988% due 01/25/2036 ^	1,505	1,299
3.044% due 08/25/2036 ^	49	36
Citigroup Mortgage Loan Trust, Inc.
3.041% due 08/25/2035	73	72
Countrywide Alternative Loan Trust
0.916% due 02/25/2047	170	144
0.919% due 02/20/2047 ^	7,141	5,009
0.949% due 03/20/2046	595	445
1.036% due 12/25/2035	321	284
1.036% due 02/25/2037	193	159
1.056% due 08/25/2035	630	522
1.056% due 12/25/2035	1,181	974
1.106% due 09/25/2035	1,960	1,723
1.276% due 12/25/2035	82	68
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	8	7
1.216% due 05/25/2035	217	180
1.336% due 03/25/2035 ^	861	645
1.356% due 03/25/2035	46	39
1.396% due 03/25/2035	4,721	3,753
1.416% due 02/25/2035	16	14
1.516% due 09/25/2034	16	15
3.095% due 08/25/2034 ^	37	31
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	23	24
Deutsche ALT-B Securities, Inc.
0.856% due 10/25/2036 ^	5	3
Downey Savings & Loan Association Mortgage Loan Trust
0.946% due 03/19/2045	808	721
0.996% due 08/19/2045	308	264
1.066% due 09/19/2045	2,316	1,738
GreenPoint Mortgage Funding Trust
1.216% due 06/25/2045	2,206	1,943
HarborView Mortgage Loan Trust
0.976% due 06/19/2035	545	487
0.976% due 01/19/2036 ^	155	102
0.976% due 03/19/2036	2,297	1,685
0.986% due 01/19/2036	3,017	2,001
1.046% due 11/19/2035	391	321
1.066% due 09/19/2035	30	24
1.079% due 06/20/2035	85	80
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.921% due 10/25/2035	42	39
Residential Accredit Loans, Inc. Trust
0.966% due 04/25/2046	179	82
Sequoia Mortgage Trust
1.089% due 07/20/2033	962	905
1.436% due 10/19/2026	10	10
1.967% due 10/20/2034	422	407
Structured Asset Mortgage Investments Trust
1.316% due 07/19/2034	5	5
Thornburg Mortgage Securities Trust
1.296% due 03/25/2044	182	164
WaMu Mortgage Pass-Through Certificates Trust
1.046% due 10/25/2045	40	39
1.066% due 01/25/2045	23	23
1.351% due 12/25/2046	201	171
1.396% due 01/25/2045	22	21
1.396% due 07/25/2045	22	21
1.767% due 11/25/2042	4	4
1.848% due 02/27/2034	11	11
1.933% due 08/25/2042	15	14
2.098% due 10/25/2046	54	50
2.098% due 11/25/2046	510	461

Wells Fargo Mortgage-Backed Securities Trust
3.039% due 09/25/2034		139	141
3.080% due 04/25/2036		14	14

			27,401

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.876% due 03/25/2034		12	12
0.906% due 08/25/2034		7	7
1.106% due 09/25/2042		47	46
1.156% due 06/25/2029		3	3
2.872% due 11/01/2034		38	41
2.881% due 12/01/2034		13	13
3.060% due 12/01/2030		3	3
6.000% due 07/25/2044		25	28
7.000% due 09/25/2023		16	17
8.800% due 01/25/2019		12	12
Freddie Mac
0.906% due 09/25/2035		2,262	2,260
0.934% due 02/15/2019		260	260
1.036% due 09/25/2031		30	30
1.154% due 12/15/2031		2	1
1.741% due 10/25/2044 - 02/25/2045		150	153
1.941% due 07/25/2044		31	31
2.955% due 10/01/2036		55	58
6.500% due 07/15/2028		322	365
Ginnie Mae
2.000% due 03/20/2022 - 02/20/2025		247	254
2.125% due 04/20/2022 - 06/20/2030		736	761
6.000% due 08/20/2034		610	689
Small Business Administration
4.625% due 02/01/2025		30	31
5.090% due 10/01/2025		13	14

			5,089

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 01/31/2017		1,800	1,801

Total United States (Cost $67,444)			56,117

SHORT-TERM INSTRUMENTS 30.1%
REPURCHASE AGREEMENTS (d) 10.6%			76,347

SHORT-TERM NOTES 3.5%
Federal Home Loan Bank
0.497% due 01/05/2017 - 01/13/2017 (b)(c)		$22,000	21,999
0.507% due 01/06/2017 (b)(c)		3,300	3,300

			25,299

ITALY TREASURY BILLS 6.4%
(0.420)% due 01/13/2017 (a)(b)	EUR	43,600	45,901

JAPAN TREASURY BILLS 1.1%
(0.307)% due 03/06/2017 (b)(c)	JPY	900,000	7,704

SPAIN TREASURY BILLS 5.1%
(0.448)% due 01/20/2017 (b)(c)	EUR	35,000	36,850

U.S. TREASURY BILLS 3.4%
0.454% due 01/12/2017 - 03/16/2017 (a)(b)(f)(h)		$24,900	24,882

Total Short-Term Instruments (Cost $220,635)			216,983

Total Investments in Securities (Cost $484,870)			462,465

	SHARES
INVESTMENTS IN AFFILIATES 36.7%
SHORT-TERM INSTRUMENTS 36.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.7%
PIMCO Short-Term Floating NAV Portfolio III	26,826,885	265,184

Total Short-Term Instruments (Cost $265,123)		265,184

Total Investments in Affiliates (Cost $265,123)		265,184

Total Investments 100.7% (Cost $749,993)		$727,649
Financial Derivative Instruments (e)(g) 1.6% (Cost or Premiums, net $634)		11,479
Other Assets and Liabilities, net (2.3)%		(16,570)

Net Assets 100.0%		$722,558

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.470%	12/30/2016	01/03/2017	$25,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022	$(25,606)	$25,000	$25,001
JPS	0.610	12/30/2016	01/03/2017	9,400	Ginnie Mae 4.000% due 11/20/2046	(9,830)	9,400	9,401
NOM	0.500	12/30/2016	01/03/2017	25,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(25,601)	25,000	25,001
TDM	0.600	12/30/2016	01/03/2017	16,500	U.S. Treasury Notes 1.375% due 09/30/2020	(16,932)	16,500	16,501
SSB	0.100	12/30/2016	01/03/2017	447	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(460)	447	447

Total Repurchase Agreements						$(78,429)	$76,347	$76,351

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Call - MSE Canada Government 10-Year Bond March Futures	CAD	175.000	02/17/2017	680	$6	$3

Total Purchased Options					$6	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	1,810	$(85)	$0	$(48)
3-Month Euribor June Futures	Short	06/2017	598	(28)	0	(24)
3-Month Euribor June Futures	Short	06/2018	500	(40)	0	(7)
3-Month Euribor March Futures	Short	03/2018	2,152	(37)	0	(28)
Call Options Strike @ EUR 177.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	262	0	0	0
Canada Government 10-Year Bond March Futures	Short	03/2017	610	707	0	(54)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	140	(383)	42	(68)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	440	1,166	255	(208)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	2,670	(4,620)	1,265	(1,321)
Japan Government 10-Year Bond March Futures	Short	03/2017	184	0	16	(488)
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	907	(1)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	1,565	(1)	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2017	228	0	0	0

Total Futures Contracts				$(3,322)	$1,578	$(2,246)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	61,500	$(1,362)	$1,272	$0	$(132)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		6,200	604	664	0	(50)
Pay *	6-Month EUR-EURIBOR	0.000	03/15/2019	EUR	14,000	(43)	2	0	(3)
Pay *	6-Month EUR-EURIBOR	0.500	03/15/2027		333,200	(6,704)	780	1,437	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018	GBP	35,600	(809)	(173)	0	(29)
Pay *	6-Month GBP-LIBOR	0.500	03/15/2022		98,800	2,389	707	0	(392)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027		195,900	11,703	(2,595)	0	(1,435)
Receive *	6-Month GBP-LIBOR	1.000	03/15/2027		35,000	1,052	1,065	0	(260)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		31,500	(3,129)	(2,256)	0	(554)

						$3,701	$(534)	$1,437	$(2,855)

Total Swap Agreements						$3,701	$(534)	$1,437	$(2,855)

*	This instrument has a forward starting effective date.

(f)	Securities with an aggregate market value of $19,616 and cash of $565 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$33,264	AUD	46,196	$71	$0
	02/2017	AUD	25,196	$	18,125	0	(45)
BOA	01/2017	CHF	38,842		37,955	0	(194)
	01/2017	DKK	262,200		39,633	2,507	0
	01/2017		$79,378	EUR	76,325	978	0
	02/2017	EUR	76,325	$	79,489	0	(974)
	02/2017	TWD	1,617,250		50,000	142	0
	02/2017		$38,017	CHF	38,842	204	0
BPS	01/2017	GBP	43,840	$	54,820	787	0
	01/2017		$62,589	EUR	58,973	0	(501)
	01/2017		35,029	GBP	28,122	0	(369)
	01/2017		2,139	JPY	213,103	0	(315)
	02/2017	GBP	33,780	$	42,150	476	0
CBK	01/2017	EUR	4,556		4,800	27	(23)
	01/2017	GBP	10,270		12,958	300	0
	01/2017	NZD	924		654	12	0
	01/2017		$18,339	AUD	24,627	0	(568)
	01/2017		1,052	CAD	1,400	0	(10)
	01/2017		3,114	EUR	2,962	11	(6)
	03/2017	JPY	580,000	$	5,204	227	0
FBF	01/2017		$28,096	CHF	28,227	0	(373)
GLM	01/2017	EUR	149,870	$	159,703	1,973	(59)
	01/2017	GBP	44,740		56,469	1,327	0
	01/2017		$1,177	EUR	1,091	0	(29)
	01/2017		50,458	GBP	40,492	0	(552)
	01/2017		22,444	JPY	2,553,600	3	(596)
	01/2017		30,484	SGD	42,470	0	(1,160)
	10/2017	DKK	631,590	$	96,556	5,738	0
HUS	01/2017	AUD	51,612		38,440	1,197	0
	01/2017	JPY	273,900		2,378	34	0
	01/2017	SGD	42,540		30,506	1,134	0
	01/2017		$8,371	CAD	11,177	0	(46)
	02/2017	AUD	4,958	$	3,582	7	0
IND	01/2017	GBP	24,996		30,603	0	(205)
	01/2017		$24,618	CHF	25,039	30	(56)
	02/2017	CHF	14,424	$	14,160	0	(33)
	02/2017	JPY	1,957,537		18,614	1,830	0
	02/2017		$30,622	GBP	24,996	207	0
JPM	01/2017	AUD	19,061	$	14,018	264	0
	01/2017	CAD	5,499		4,100	4	0
	01/2017	JPY	10,543,154		89,691	0	(526)
	01/2017		$18,393	AUD	24,926	0	(406)
	01/2017		3,893	EUR	3,654	0	(46)
	01/2017		55,633	GBP	44,525	0	(756)
	02/2017	CHF	21,511	$	21,192	25	0
	02/2017	DKK	257,227		36,530	49	0
	02/2017	GBP	6,492		8,041	34	0
	02/2017	KRW	17,393,760		14,400	0	(6)
	02/2017	TWD	2,831,232		87,600	317	0
	02/2017		$622	EUR	588	0	(3)
	02/2017		89,802	JPY	10,543,154	552	0
	03/2017	JPY	320,000	$	2,871	125	0
	03/2017	SGD	107,319		74,302	222	0
MSB	01/2017	AUD	24,431		17,644	14	0
	02/2017		$17,633	AUD	24,431	0	(15)
RBC	01/2017		2,467		3,431	8	0
SCX	01/2017	CAD	32,658	$	24,209	0	(115)
	01/2017	CHF	14,424		14,093	0	(73)
	01/2017	EUR	2,481		2,593	0	(19)
	01/2017		$4,877	GBP	3,832	0	(154)
	01/2017		13,102	JPY	1,464,054	0	(574)
TOR	01/2017		18,979	CAD	25,580	74	0
	02/2017	CAD	25,580	$	18,986	0	(73)
UAG	01/2017	AUD	4,076		3,036	95	0
	01/2017	EUR	784		847	22	0
	01/2017	KRW	35,271,175		31,116	1,900	0
	01/2017		$7,743	EUR	7,268	0	(91)
	01/2017		8,493	GBP	6,875	0	(19)
	01/2017		59,724	JPY	6,799,400	0	(1,543)
	01/2017		29,572	KRW	35,271,174	0	(357)
	02/2017	KRW	60,427,500	$	50,000	0	(48)
	02/2017	TWD	1,617,500		50,000	134	0
	03/2017	KRW	35,271,175		29,589	380	0
	10/2017	DKK	136,130		20,777	1,202	0

Total Forward Foreign Currency Contracts						$24,643	$(10,938)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC GBP versus USD		$1.380	01/11/2017	GBP	8,500	$1	$0
	Call - OTC USD versus JPY	JPY	127.000	01/05/2017		$21,000	2	0
GLM	Put - OTC USD versus KRW	KRW	1,000.000	01/05/2017		30,000	7	0
HUS	Put - OTC USD versus KRW		1,020.000	03/30/2017		64,400	23	3
	Put - OTC USD versus TWD	TWD	29.000	03/30/2017		87,600	31	5
JPM	Put - OTC AUD versus USD		$0.640	01/05/2017	AUD	19,300	1	0
	Call - OTC AUD versus USD		0.835	01/17/2017		20,500	1	0
	Call - OTC EUR versus USD		1.190	01/17/2017	EUR	2,500	0	0
	Call - OTC GBP versus USD		1.460	01/05/2017	GBP	13,000	2	0
	Call - OTC GBP versus USD		1.450	01/17/2017		30,000	4	0
	Call - OTC USD versus CHF	CHF	1.160	01/05/2017		$38,000	4	0
	Call - OTC USD versus JPY	JPY	129.750	01/05/2017		29,000	3	0
	Call - OTC USD versus JPY		132.500	01/10/2017		21,000	2	0
	Put - OTC USD versus SGD	SGD	1.323	03/30/2017		74,000	26	6
	Put - OTC USD versus TWD	TWD	29.100	03/30/2017		100,000	25	7

							$132	$21

Total Purchased Options							$132	$21

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.117%	$4,600	$(70)	$10	$0	$(60)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.119	5,000	566	(670)	0	(104)

						$496	$(660)	$0	$(164)

Total Swap Agreements						$496	$(660)	$0	$(164)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $3,122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$45,078	$0	$45,078
Denmark
Corporate Bonds & Notes	0	144,287	0	144,287
United States
Asset-Backed Securities	0	16,495	0	16,495
Corporate Bonds & Notes	0	5,331	0	5,331
Non-Agency Mortgage-Backed Securities	0	27,401	0	27,401
U.S. Government Agencies	0	5,089	0	5,089
U.S. Treasury Obligations	0	1,801	0	1,801
Short-Term Instruments
Repurchase Agreements	0	76,347	0	76,347
Short-Term Notes	0	25,299	0	25,299
Italy Treasury Bills	0	45,901	0	45,901
Japan Treasury Bills	0	7,704	0	7,704
Spain Treasury Bills	0	36,850	0	36,850
U.S. Treasury Bills	0	24,882	0	24,882
	$0	$462,465	$0	$462,465

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$265,184	$0	$0	$265,184

Total Investments	$265,184	$462,465	$0	$727,649

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,581	1,437	0	3,018
Over the counter	0	24,664	0	24,664
	$1,581	$26,101	$0	$27,682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,246)	(2,855)	0	(5,101)
Over the counter	0	(11,102)	0	(11,102)

	$(2,246)	$(13,957)	$0	$(16,203)

Total Financial Derivative Instruments	$(665)	$12,144	$0	$11,479

Totals	$264,519	$474,609	$0	$739,128

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.6%
BANK LOAN OBLIGATIONS 2.1%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020	$2,115	$2,107
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)	9,030	9,195
Delta Air Lines, Inc.
2.898% due 09/30/2019 (e)	13,103	13,091
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	13,830	13,937

Total Bank Loan Obligations (Cost $38,085)		38,330

CORPORATE BONDS & NOTES 80.7%
BANKING & FINANCE 55.2%
ABN AMRO Bank NV
6.250% due 04/27/2022	1,200	1,331
AerCap Ireland Capital Ltd.
4.625% due 10/30/2020	2,759	2,876
Aflac, Inc.
2.400% due 03/16/2020	310	311
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,540
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,154
American Express Co.
4.900% due 03/15/2020 (d)	1,600	1,520
American Express Credit Corp.
2.009% due 09/14/2020	400	407
American Tower Corp.
3.125% due 01/15/2027	3,300	3,057
5.000% due 02/15/2024	721	777
5.050% due 09/01/2020	89	96
AvalonBay Communities, Inc.
4.200% due 12/15/2023	5,200	5,496
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,881
Banco Santander Brasil S.A.
4.625% due 02/13/2017	12,150	12,177
Banco Santander Chile
1.776% due 04/11/2017	5,000	4,996
Bank of America Corp.
2.650% due 04/01/2019	6,700	6,772
3.875% due 08/01/2025 (g)	12,000	12,208
5.650% due 05/01/2018 (g)	6,515	6,827
5.700% due 05/02/2017	210	213
5.750% due 12/01/2017 (g)	25	26
6.875% due 04/25/2018 (g)	75,860	80,647
6.875% due 11/15/2018	800	870
7.625% due 06/01/2019	4,665	5,243
Bank of America N.A.
5.300% due 03/15/2017	3,100	3,124
6.100% due 06/15/2017	1,000	1,020
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018 (g)	5,600	5,605
Bank One Capital
8.750% due 09/01/2030	75	106
Barclays Bank PLC
7.625% due 11/21/2022	38,744	42,594
7.750% due 04/10/2023	15,060	15,891
Barclays PLC
2.992% due 08/10/2021	9,400	9,639
3.200% due 08/10/2021	3,600	3,561
3.650% due 03/16/2025	5,200	5,046
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,029
5.375% due 12/09/2019	3,100	3,233
BNP Paribas S.A.
7.375% due 08/19/2025 (d)	300	302
BPCE S.A.
4.500% due 03/15/2025	5,700	5,556
Cantor Fitzgerald LP
6.500% due 06/17/2022	2,300	2,456
7.875% due 10/15/2019	13,200	14,629
Citigroup, Inc.
2.074% due 08/02/2021 (g)	39,500	39,949

CME Group, Inc.
3.000% due 03/15/2025	2,795	2,793
5.300% due 09/15/2043	500	586
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,400	1,394
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)	4,700	4,835
Credit Agricole S.A.
8.125% due 09/19/2033	6,900	7,446
Credit Suisse AG
1.700% due 04/27/2018	10,000	9,978
6.500% due 08/08/2023	16,950	18,074
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,680
3.750% due 03/26/2025 (g)	10,600	10,444
3.800% due 09/15/2022	4,300	4,339
Crown Castle International Corp.
3.400% due 02/15/2021	3,680	3,735
4.450% due 02/15/2026	1,200	1,242
4.875% due 04/15/2022	1,628	1,738
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)	3,500	3,570
Deutsche Bank AG
1.350% due 05/30/2017	2,000	1,996
4.250% due 10/14/2021	41,900	42,068
Digital Realty Trust LP
3.400% due 10/01/2020	500	509
Doctors Co.
6.500% due 10/15/2023	675	749
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	725	754
EPR Properties
4.500% due 04/01/2025	900	889
ERP Operating LP
2.375% due 07/01/2019 (g)	9,400	9,476
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,565
Fidelity National Financial, Inc.
5.500% due 09/01/2022	200	212
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,110
FMR LLC
5.150% due 02/01/2043	300	318
Ford Motor Credit Co. LLC
1.724% due 12/06/2017	300	300
2.240% due 06/15/2018	3,700	3,706
2.456% due 01/08/2019	2,350	2,391
2.551% due 10/05/2018	3,478	3,498
2.943% due 01/08/2019	7,400	7,486
5.000% due 05/15/2018	1,513	1,573
5.750% due 02/01/2021	3,000	3,290
6.625% due 08/15/2017 (g)	12,850	13,243
General Motors Financial Co., Inc.
2.400% due 04/10/2018	10,831	10,844
6.750% due 06/01/2018	5,531	5,873
Goldman Sachs Group, Inc.
2.640% due 10/28/2027	9,950	10,156
2.700% due 02/25/2021	4,600	4,737
3.750% due 05/22/2025	17,200	17,253
5.950% due 01/18/2018	800	834
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	5,000	5,634
6.375% due 11/12/2020	300	337
6.375% due 04/15/2021	1,000	1,130
HBOS PLC
6.750% due 05/21/2018	34,030	35,961
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	592
5.750% due 01/15/2021	900	989
HSBC Bank PLC
4.125% due 08/12/2020	2,000	2,099
HSBC Bank USA N.A.
4.875% due 08/24/2020	385	408
HSBC Finance Corp.
6.676% due 01/15/2021	12,250	13,771
HSBC Holdings PLC
2.498% due 01/05/2022	1,000	1,019
2.650% due 01/05/2022	1,400	1,370
2.950% due 05/25/2021	400	400
3.191% due 03/08/2021	5,600	5,861
ING Bank NV
5.800% due 09/25/2023	8,500	9,343
Intercontinental Exchange, Inc.
4.000% due 10/15/2023 (g)	8,500	8,906
Intesa Sanpaolo SpA
3.875% due 01/16/2018	300	304
5.017% due 06/26/2024	5,200	4,808
6.500% due 02/24/2021	11,629	12,755

JPMorgan Chase & Co.
2.550% due 10/29/2020		5,200	5,195
3.875% due 09/10/2024 (g)		280	283
6.000% due 01/15/2018		1,500	1,565
7.900% due 04/30/2018 (d)		3,300	3,421
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		16,850	17,390
KBC Bank NV
8.000% due 01/25/2023		5,000	5,288
Kilroy Realty LP
4.375% due 10/01/2025		3,800	3,902
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	1,795
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	975
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	479
6.875% due 05/02/2018 ^		16,693	1,007
7.875% due 05/08/2018 ^	GBP	16,500	1,678
MetLife, Inc.
6.400% due 12/15/2066	$	30	32
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,505
Mitsubishi UFJ Financial Group, Inc.
2.017% due 09/13/2021		17,000	17,036
2.811% due 03/01/2021		400	414
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		5,000	4,946
Morgan Stanley
2.650% due 01/27/2020		100	100
3.875% due 01/27/2026		4,500	4,548
Navient Corp.
5.500% due 01/15/2019		700	728
8.450% due 06/15/2018		17,001	18,361
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		6,100	6,042
5.250% due 01/15/2026		1,200	1,233
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,500	1,655
Pacific Life Insurance Co.
9.250% due 06/15/2039		900	1,331
PNC Preferred Funding Trust
2.613% due 03/15/2017 (d)		2,300	2,234
Protective Life Global Funding
2.700% due 11/25/2020		3,050	3,054
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,059
Rio Oil Finance Trust
9.250% due 07/06/2024		1,791	1,693
9.750% due 01/06/2027		1,830	1,693
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		18,640	20,178
Royal Bank of Scotland PLC
9.500% due 03/16/2022		6,861	6,975
Santander Holdings USA, Inc.
4.500% due 07/17/2025		500	497
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,780	2,721
Santander UK PLC
2.375% due 03/16/2020		556	553
5.000% due 11/07/2023		1,400	1,429
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		10,000	10,076
SL Green Realty Corp.
4.500% due 12/01/2022		7,200	7,273
5.000% due 08/15/2018		6,650	6,927
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)		14,000	15,530
Standard Chartered PLC
7.500% due 04/02/2022 (d)		200	200
State Street Corp.
1.963% due 06/01/2077		15,500	13,737
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,707	1,719
Sumitomo Mitsui Financial Group, Inc.
2.631% due 03/09/2021		2,400	2,471
2.632% due 07/14/2026		99	92
Synchrony Financial
3.000% due 08/15/2019		2,400	2,432
4.500% due 07/23/2025		2,500	2,569
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		2,800	2,758
Tiers Trust
8.125% due 09/15/2017		96	98

UBS AG
1.800% due 03/26/2018	15,000	15,011
4.750% due 05/22/2023	1,100	1,125
7.625% due 08/17/2022	20,025	22,753
UBS Group Funding Jersey Ltd.
2.661% due 04/14/2021	300	309
2.950% due 09/24/2020	2,175	2,176
UDR, Inc.
3.750% due 07/01/2024	5,050	5,118
USB Capital
3.500% due 01/30/2017 (d)	14,250	11,721
Vonovia Finance BV
3.200% due 10/02/2017	16,800	16,952
5.000% due 10/02/2023	5,755	5,996
Vornado Realty LP
2.500% due 06/30/2019	8,200	8,230
Wachovia Capital Trust
5.570% due 01/30/2017 (d)	10,010	9,835
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,904
Wells Fargo & Co.
3.550% due 09/29/2025	92	92
Welltower, Inc.
4.250% due 04/01/2026	300	311
Weyerhaeuser Co.
6.950% due 08/01/2017	3,900	4,010
7.375% due 10/01/2019	7,834	8,796
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,091

		995,843

INDUSTRIALS 21.9%
AbbVie, Inc.
2.300% due 05/14/2021	2,900	2,842
2.500% due 05/14/2020	5,600	5,603
Actavis Funding SCS
3.000% due 03/12/2020	8,100	8,214
3.800% due 03/15/2025	1,400	1,402
4.850% due 06/15/2044	350	348
Allergan, Inc.
1.350% due 03/15/2018	1,000	993
2.800% due 03/15/2023	1,000	958
American Airlines Pass-Through Trust
3.600% due 03/22/2029	683	680
Amgen, Inc.
4.663% due 06/15/2051	2,100	2,032
Anadarko Petroleum Corp.
4.850% due 03/15/2021	14	15
8.700% due 03/15/2019	2,700	3,069
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	8,700	8,835
Baidu, Inc.
3.500% due 11/28/2022	3,700	3,717
Baxalta, Inc.
2.875% due 06/23/2020	300	300
Black Knight Lending Solutions, Inc.
5.750% due 04/15/2023	2,393	2,519
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,225	2,252
8.125% due 04/15/2020	7,000	8,227
CBS Corp.
2.900% due 01/15/2027	74	69
Charter Communications Operating LLC
4.464% due 07/23/2022	9,200	9,616
4.908% due 07/23/2025	8,000	8,435
Cimarex Energy Co.
5.875% due 05/01/2022	1,549	1,610
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	54
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,860	7,246
7.250% due 05/10/2021	604	676
Continental Resources, Inc.
3.800% due 06/01/2024	1,550	1,438
Crown Castle Towers LLC
3.663% due 05/15/2045	800	803
6.113% due 01/15/2040	995	1,079
CSX Corp.
3.950% due 05/01/2050	1,000	901
CVS Pass-Through Trust
7.507% due 01/10/2032	1,839	2,241
Delphi Automotive PLC
4.250% due 01/15/2026	1,700	1,761

Diamond Finance Corp.
3.480% due 06/01/2019	9,500	9,701
4.420% due 06/15/2021	13,650	14,126
EMD Finance LLC
1.700% due 03/19/2018	801	798
Energy Transfer Partners LP
6.125% due 02/15/2017	50	50
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,114
3.900% due 02/15/2024	714	737
3.950% due 02/15/2027	2,407	2,467
EQT Midstream Partners LP
4.000% due 08/01/2024	1,800	1,776
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	2,000	2,035
3.625% due 10/15/2020	5,600	5,798
5.000% due 10/15/2025	4,700	5,126
Glencore Finance Canada Ltd.
2.700% due 10/25/2017	6,800	6,853
3.600% due 01/15/2017	1,906	1,907
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	963
GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,600	2,701
Harris Corp.
1.999% due 04/27/2018	1,500	1,501
HCA, Inc.
5.875% due 03/15/2022	4,500	4,860
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	656
Hyundai Capital America
2.875% due 08/09/2018	4,000	4,047
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	8,700	8,754
3.500% due 02/11/2023	1,300	1,311
4.250% due 07/21/2025	5,000	5,164
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	770	774
4.300% due 05/01/2024	500	512
5.300% due 09/15/2020	485	521
6.000% due 02/01/2017	300	301
6.950% due 01/15/2038	900	1,046
7.500% due 11/15/2040	200	240
Kinder Morgan, Inc.
5.550% due 06/01/2045	4,200	4,425
7.800% due 08/01/2031	12,885	15,940
8.050% due 10/15/2030	9,200	10,972
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,564
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	381	377
Marks & Spencer PLC
6.250% due 12/01/2017	2,613	2,709
Marriott International, Inc.
2.300% due 01/15/2022	800	776
Masco Corp.
7.125% due 03/15/2020	1,000	1,130
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	3,005
NetApp, Inc.
3.375% due 06/15/2021	750	762
Northwest Pipeline LLC
5.950% due 04/15/2017	200	202
NXP BV
3.875% due 09/01/2022	5,300	5,379
ONEOK Partners LP
3.375% due 10/01/2022	2,000	2,009
5.000% due 09/15/2023	2,300	2,504
Oracle Corp.
3.400% due 07/08/2024	5	5
Packaging Corp. of America
3.900% due 06/15/2022	4,850	5,003
Petroleos Mexicanos
4.607% due 03/11/2022	600	620
4.875% due 01/24/2022	1,500	1,508
5.375% due 03/13/2022	900	923
8.000% due 05/03/2019	2,500	2,750
Pioneer Natural Resources Co.
6.650% due 03/15/2017	800	808
6.875% due 05/01/2018	4,800	5,097
7.500% due 01/15/2020	3,572	4,061
QVC, Inc.
4.450% due 02/15/2025	5,370	5,164
Regency Energy Partners LP
5.000% due 10/01/2022	1,000	1,060
5.500% due 04/15/2023	1,022	1,060

5.750% due 09/01/2020	300	324
5.875% due 03/01/2022	150	165
6.500% due 07/15/2021	3,298	3,406
SBA Tower Trust
2.877% due 07/15/2021	1,200	1,191
3.598% due 04/15/2043	27,600	27,713
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	3,300	3,138
Sky PLC
6.100% due 02/15/2018	5,000	5,218
Solvay Finance America LLC
3.400% due 12/03/2020	1,000	1,018
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	100	101
Southwestern Energy Co.
4.100% due 03/15/2022	650	617
7.500% due 02/01/2018	600	627
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,303
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	1,500	1,524
Time Warner Cable LLC
4.000% due 09/01/2021	84	86
6.550% due 05/01/2037	1,900	2,154
6.750% due 07/01/2018	5,300	5,660
8.750% due 02/14/2019	600	676
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,670	1,923
United Airlines Pass-Through Trust
2.875% due 04/07/2030	900	849
3.450% due 01/07/2030	2,000	1,947
Viacom, Inc.
2.500% due 09/01/2018	4,850	4,866
2.750% due 12/15/2019	900	899
3.125% due 06/15/2022	59	57
3.250% due 03/15/2023	4,350	4,138
4.250% due 09/01/2023	31	31
Volkswagen Group of America Finance LLC
1.386% due 05/22/2018	21,579	21,481
1.650% due 05/22/2018	10,400	10,346
VW Credit, Inc.
2.250% due 03/23/2018	200	201
Wesfarmers Ltd.
1.874% due 03/20/2018	2,500	2,497
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,675
Western Gas Partners LP
4.650% due 07/01/2026	2,700	2,797
Woodside Finance Ltd.
3.700% due 09/15/2026	100	98
Wyeth LLC
7.250% due 03/01/2023	8,000	9,947
Wynn Las Vegas LLC
5.375% due 03/15/2022	500	513
5.500% due 03/01/2025	9,500	9,448
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	902
2.700% due 04/01/2020	4,800	4,801
3.550% due 04/01/2025	3,700	3,605
4.250% due 08/15/2035	228	213
Zoetis, Inc.
3.450% due 11/13/2020	1,500	1,540

		394,282

UTILITIES 3.6%
AEP Texas Central Co.
6.650% due 02/15/2033	300	371
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,860
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,182	356
BVPS Funding Corp.
8.890% due 06/01/2017	30	31
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,399
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,457
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,245
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,696
Entergy Corp.
4.000% due 07/15/2022	1,050	1,098

Exelon Corp.
2.850% due 06/15/2020	100	101
Exelon Generation Co. LLC
6.200% due 10/01/2017	5,000	5,166
FirstEnergy Corp.
7.375% due 11/15/2031	288	371
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	541
9.250% due 04/23/2019	4,000	4,539
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	521
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,800	1,874
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)	2,735	814
6.750% due 10/01/2023 (e)	673	185
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,399
Pacific Bell Telephone Co.
7.125% due 03/15/2026 (g)	8,029	9,751
Plains All American Pipeline LP
3.600% due 11/01/2024	1,050	1,006
5.750% due 01/15/2020	2,300	2,501
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,806
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	5,017
Southwestern Electric Power Co.
5.875% due 03/01/2018	3,000	3,142
Verizon Communications, Inc.
5.012% due 08/21/2054	358	358

		65,605

Total Corporate Bonds & Notes (Cost $1,419,351)		1,455,730

MUNICIPAL BONDS & NOTES 13.5%
CALIFORNIA 6.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	138
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	19,720	27,969
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	125
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	2,700	3,824
7.550% due 04/01/2039	10,730	15,887
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	40,470	61,000
7.700% due 11/01/2030	500	597
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	143
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	744
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	396
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	390
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	411

		111,624

GEORGIA 1.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	124
6.655% due 04/01/2057	15,200	18,591

		18,715

ILLINOIS 2.9%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	732
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	31,300	39,377
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	9,142
7.750% due 01/01/2042	50	51
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	201
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	1,000	1,023
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,000	1,770

		52,296

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	300	372

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	354

NEW YORK 0.0%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	300	379
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	100	132
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	362

		873

OHIO 3.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	300	371
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	38,510	58,518

		58,889

UTAH 0.1%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	908

Total Municipal Bonds & Notes (Cost $249,315)		244,031

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae, TBA
3.000% due 02/01/2047	25,700	25,475
3.500% due 01/01/2047 - 02/01/2047	81,200	83,143
Ginnie Mae
8.500% due 08/15/2030	13	14

Total U.S. Government Agencies (Cost $108,754)		108,632

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
2.250% due 08/15/2046 (g)	32,370	27,149
2.500% due 05/15/2046 (g)	5,300	4,699
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (i)(k)	4,810	4,855
0.375% due 07/15/2025 (g)(i)(k)	5,810	5,780
2.375% due 01/15/2025 (g)(i)(k)	18,530	21,288
U.S. Treasury Notes
0.750% due 08/31/2018 (g)	16,900	16,794
1.125% due 09/30/2021	18,000	17,346
1.750% due 11/30/2021	3,100	3,074
2.000% due 11/30/2022 (i)	14,000	13,892
2.000% due 11/15/2026	1,200	1,153

Total U.S. Treasury Obligations (Cost $120,984)		116,030

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.436% due 03/19/2034	1,072	1,040

Total Non-Agency Mortgage-Backed Securities (Cost $1,009)		1,040

ASSET-BACKED SECURITIES 0.9%
Cavalry CLO Ltd.
2.250% due 01/16/2024	2,189	2,190
Eagle Ltd.
2.570% due 12/15/2039	700	696
Race Point CLO Ltd.
1.637% due 12/15/2022	2,012	2,014
Voya CLO Ltd.
2.180% due 10/15/2022	4,400	4,403
2.200% due 10/15/2022	7,800	7,809

Total Asset-Backed Securities (Cost $17,101)		17,112

SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
3.250% due 10/26/2026	7,500	7,121

Total Sovereign Issues (Cost $7,402)		7,121

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.8%
Wells Fargo & Co.
7.500% (d)	27,300	32,494

Total Convertible Preferred Securities (Cost $21,287)		32,494

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (d)	30,000	2,972

Total Preferred Securities (Cost $3,000)		2,972

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.2%		4,315

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.448% due 02/02/2017 - 02/23/2017 (a)(b)(g)(k)	5,484	5,481

Total Short-Term Instruments (Cost $9,796)		9,796

Total Investments in Securities (Cost $1,996,084)		2,033,288

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	2,863,200	28,303

Total Short-Term Instruments (Cost $28,303)		28,303

Total Investments in Affiliates (Cost $28,303)		28,303

Total Investments 114.2% (Cost $2,024,387)		$2,061,591
Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $(4,460))		(3,512)
Other Assets and Liabilities, net (14.0)%		(253,245)

Net Assets 100.0%		$1,804,834

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$9,030	$9,195	0.51%
Delta Air Lines, Inc.	2.898	09/30/2019	09/29/2014	13,103	13,091	0.73
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	03/05/2015	2,266	814	0.05
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/06/2014	708	185	0.01

				$25,107	$23,285	1.30%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$4,315	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(4,403)	$4,315	$4,315

Total Repurchase Agreements						$(4,403)	$4,315	$4,315

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.600%	12/23/2016	01/17/2017	$(12,584)	$(12,586)
	0.700	11/02/2016	01/17/2017	(3,077)	(3,081)
	1.000	11/04/2016	01/04/2017	(5,281)	(5,289)
FOB	1.200	12/28/2016	01/27/2017	(54,985)	(54,996)
RDR	1.300	11/07/2016	02/07/2017	(29,693)	(29,754)
SCX	0.790	12/27/2016	02/13/2017	(4,577)	(4,578)
	0.870	12/06/2016	02/23/2017	(4,657)	(4,661)
	1.350	12/06/2016	01/06/2017	(47,095)	(47,144)
UBS	1.220	11/21/2016	02/22/2017	(11,676)	(11,693)
	1.220	12/30/2016	02/22/2017	(12,608)	(12,610)

Total Reverse Repurchase Agreements					$(186,392)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.550%	11/07/2016	01/09/2017	$(13,166)	$(13,178)

Total Sale-Buyback Transactions					$(13,178)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(308,665) at a weighted average interest rate of 0.787%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(g) Securities with an aggregate market value of $231,693 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	38	$(15)	$(2)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	38	(10)	(2)

				$(25)	$(4)

Total Written Options				$(25)	$(4)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,094	$2,310	$0	$(52)
90-Day Eurodollar June Futures	Short	06/2017	108	106	0	(3)
90-Day Eurodollar March Futures	Short	03/2017	626	113	0	(8)
90-Day Eurodollar September Futures	Short	09/2017	108	132	0	(3)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	339	(156)	56	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	105	29	36	0
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2017	62	94	0	(60)

Total Futures Contracts				$2,628	$92	$(126)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	12/20/2020	1.055%	$4,500	$(8)	$60	$3	$0
Anadarko Petroleum Corp.	1.000	06/20/2021	1.214	700	(6)	13	0	0
Berkshire Hathaway, Inc.	1.000	12/20/2020	0.654	800	11	24	0	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836	14,800	120	20	1	0
Darden Restaurants, Inc.	1.000	06/20/2020	0.403	3,500	(72)	(13)	1	0
Devon Energy Corp.	1.000	06/20/2021	1.263	2,750	(30)	51	0	(2)
Domtar Corp.	1.000	03/20/2019	0.368	2,000	29	3	0	(1)
Dow Chemical Co.	1.000	12/20/2020	0.597	2,600	(41)	(4)	0	0
Enbridge, Inc.	1.000	09/20/2017	0.428	6,000	27	7	0	0
Enbridge, Inc.	1.000	12/20/2017	0.499	3,000	16	5	0	(1)
Ford Motor Co.	5.000	12/20/2017	0.258	30,000	1,446	116	12	0
Ford Motor Co.	5.000	12/20/2021	1.458	10,900	1,811	213	6	0
General Electric Co.	1.000	12/20/2017	0.146	25,250	220	15	2	0
General Motors Co.	5.000	06/20/2021	1.457	500	76	6	0	0
International Lease Finance Corp.	5.000	06/20/2021	1.340	3,500	545	43	1	0
Kinder Morgan, Inc.	1.000	12/20/2020	1.039	7,500	(8)	73	0	0
Kinder Morgan, Inc.	1.000	12/20/2021	1.316	600	(9)	10	0	0
MetLife, Inc.	1.000	06/20/2021	0.822	3,000	24	14	0	(2)
MetLife, Inc.	1.000	09/20/2021	0.879	24,500	142	164	0	(11)
MetLife, Inc.	1.000	12/20/2021	0.930	11,400	42	180	0	0
Prudential Financial, Inc.	1.000	09/20/2019	0.418	3,900	62	9	0	(1)
Prudential Financial, Inc.	1.000	09/20/2021	0.805	14,700	135	108	0	(4)

					$4,532	$1,117	$26	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$22,300	$346	$131	$6	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/21/2026	$149,100	$7,886	$9,738	$0	$(496)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	40,500	3,385	(625)	0	(140)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	13,550	365	2,105	0	(115)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	24,600	2,029	4,030	0	(207)

					$13,665	$15,248	$0	$(958)

Total Swap Agreements					$18,543	$16,496	$32	$(980)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $38,813 and cash of $19,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$5,400	$562	$372
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	782
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	29,450	120	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	765
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	477
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	9,200	743	391
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	930	558
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	897
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	952

							$7,635	$5,194

Total Purchased Options							$7,635	$5,194

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950%	02/15/2017	$11,900	$(24)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$23,800	$(562)	$(297)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(1,040)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(929)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	6,400	(120)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	4,800	(34)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	4,800	(38)	(50)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(462)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	39,400	(740)	(300)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(538)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(1,842)

							$(7,808)	$(5,461)

Total Written Options							$(7,832)	$(5,464)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Goldman Sachs Group, Inc.	1.000%	12/20/2021	0.893%	$3,200	$4	$13	$17	$0
	Mexico Government International Bond	1.000	12/20/2021	1.545	4,300	(99)	(8)	0	(107)
BPS	China Government International Bond	1.000	09/20/2020	0.911	2,900	(14)	24	10	0
	China Government International Bond	1.000	06/20/2021	1.080	6,500	(64)	45	0	(19)
	Goldman Sachs Group, Inc.	1.000	12/20/2021	0.893	13,300	19	53	72	0
	Indonesia Government International Bond	1.000	12/20/2021	1.560	900	(27)	4	0	(23)
	Petrobras Global Finance BV	1.000	06/20/2018	2.166	3,000	(44)	(5)	0	(49)
BRC	Indonesia Government International Bond	1.000	12/20/2021	1.560	300	(9)	1	0	(8)
	Italy Government International Bond	1.000	06/20/2020	1.214	19,500	20	(151)	0	(131)
	Mexico Government International Bond	1.000	09/20/2020	1.182	3,200	(43)	23	0	(20)
CBK	Mexico Government International Bond	1.000	09/20/2020	1.182	3,700	(48)	25	0	(23)
	Volkswagen International Finance NV	1.000	12/20/2020	0.842	4,500	(272)	301	29	0
DBL	Petroleos Mexicanos	1.000	09/20/2020	2.488	2,000	(74)	(29)	0	(103)
DUB	Indonesia Government International Bond	1.000	12/20/2021	1.560	2,000	(60)	9	0	(51)
	Mexico Government International Bond	1.000	12/20/2021	1.545	2,473	(79)	17	0	(62)
	Morgan Stanley	1.000	03/20/2021	0.758	5,000	(24)	75	51	0
GST	Italy Government International Bond	1.000	06/20/2021	1.366	9,400	(138)	(2)	0	(140)
	Mexico Government International Bond	1.000	09/20/2020	1.182	3,000	(40)	22	0	(18)
	Morgan Stanley	1.000	06/20/2020	0.660	3,800	22	23	45	0
	Petroleos Mexicanos	1.000	09/20/2020	2.488	100	(4)	(1)	0	(5)
HUS	Brazil Government International Bond	1.000	09/20/2020	2.084	2,000	(108)	32	0	(76)
	China Government International Bond	1.000	09/20/2020	0.911	650	0	2	2	0
	China Government International Bond	1.000	06/20/2021	1.080	2,400	(21)	14	0	(7)
	Mexico Government International Bond	1.000	12/20/2021	1.545	3,227	(123)	42	0	(81)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095	2,300	(96)	(17)	0	(113)
JPM	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.819	21,300	(23)	196	173	0
	Petroleos Mexicanos	1.000	09/20/2020	2.488	2,300	(88)	(31)	0	(119)
	Volkswagen International Finance NV	1.000	12/20/2020	0.842	1,300	(79)	88	9	0
MYC	Enterprise Products Operating LLC	1.000	06/20/2021	1.248	1,500	(40)	25	0	(15)
SOG	Spain Government International Bond	1.000	06/20/2021	0.666	9,200	(89)	224	135	0
UAG	China Government International Bond	1.000	06/20/2021	1.080	3,000	(24)	15	0	(9)

						$(1,665)	$1,029	$543	$(1,179)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	$700	$(68)	$29	$0	$(39)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	18,000	(655)	262	0	(393)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	100	(8)	2	0	(6)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	200	(35)	9	0	(26)
MEI	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,000	(304)	23	0	(281)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,800	(219)	92	0	(127)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,300	(297)	56	0	(241)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	4,700	(818)	204	0	(614)
	MCDX-24 10-Year Index	1.000	06/20/2025	5,750	(169)	189	20	0

					$(2,573)	$866	$20	$(1,727)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
JPM	Receive	CPURNSA	1.555%	09/15/2018	$13,000	$0	$87	$87	$0

Total Swap Agreements						$(4,238)	$1,982	$650	$(2,906)

(k)	Securities with an aggregate market value of $2,950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,937	$24,393	$38,330
Corporate Bonds & Notes
Banking & Finance	0	995,843	0	995,843
Industrials	0	394,282	0	394,282
Utilities	0	65,605	0	65,605
Municipal Bonds & Notes
California	0	111,624	0	111,624
Georgia	0	18,715	0	18,715
Illinois	0	52,296	0	52,296
Indiana	0	372	0	372
Massachusetts	0	354	0	354
New York	0	873	0	873
Ohio	0	58,889	0	58,889
Utah	0	908	0	908
U.S. Government Agencies	0	108,632	0	108,632
U.S. Treasury Obligations	0	116,030	0	116,030
Non-Agency Mortgage-Backed Securities	0	1,040	0	1,040
Asset-Backed Securities	0	16,416	696	17,112
Sovereign Issues	0	7,121	0	7,121
Convertible Preferred Securities
Banking & Finance	0	32,494	0	32,494
Preferred Securities
Banking & Finance	0	2,972	0	2,972
Short-Term Instruments
Repurchase Agreements	0	4,315	0	4,315
U.S. Treasury Bills	0	5,481	0	5,481
	$0	$2,008,199	$25,089	$2,033,288

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,303	$0	$0	$28,303

Total Investments	$28,303	$2,008,199	$25,089	$2,061,591

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	92	32	0	124
Over the counter	0	5,844	0	5,844
	$92	$5,876	$0	$5,968

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(126)	(984)	0	(1,110)
Over the counter	0	(8,370)	0	(8,370)

	$(126)	$(9,354)	$0	$(9,480)

Total Financial Derivative Instruments	$(34)	$(3,478)	$0	$(3,512)

Totals	$28,269	$2,004,721	$25,089	$2,058,079

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$27,162	$0	$(3,048)	$0	$0	$279	$0	$0	$24,393	$249
Asset-Backed Securities	946	0	(262)	0	0	12	0	0	696	8

	$28,108	$0	$(3,310)	$0	$0	$291	$0	$0	$25,089	$257
Financial Derivative Instruments - Liabilities
Over the counter	(5)	0	0	0	0	5	0	0	0	0

Totals	$28,103	$0	$(3,310)	$0	$0	$296	$0	$0	$25,089	$257

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$24,393	Proxy Pricing	Base Price	99.750 - 102.000
Asset-Backed Securities	696	Third Party Vendor	Broker Quote	99.375

Total	$25,089

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5%
BANK LOAN OBLIGATIONS 3.4%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020	$16,077	$16,014
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023	18,365	18,647
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)	58,480	59,547
Charter Communications Operating LLC
3.020% due 07/01/2020	9,621	9,669
3.020% due 01/03/2021	7,800	7,835
3.500% due 01/15/2024	42,181	42,448
Dell International LLC
4.020% due 09/07/2023	500	509
Delos Finance SARL
3.748% due 03/06/2021	25,302	25,527
Delta Air Lines, Inc.
2.887% due 05/09/2019 (e)	18,909	18,898
2.898% due 09/30/2019 (e)	78,809	78,740
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	46,719	47,081
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041	25,886	25,923
HCA, Inc.
4.020% due 03/17/2023	4,553	4,611
Hilton Worldwide Finance LLC
3.256% due 10/25/2023	8,134	8,237
Las Vegas Sands LLC
3.020% due 12/19/2020	130,525	131,494
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)	60,151	59,352
Rise Ltd.
4.750% due 01/31/2021 (e)	18,499	18,336

Total Bank Loan Obligations (Cost $569,982)		572,868

CORPORATE BONDS & NOTES 78.5%
BANKING & FINANCE 25.0%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021	1,600	1,662
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,580
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,225
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,138
American Express Co.
4.900% due 03/15/2020 (d)	17,900	17,005
American International Group, Inc.
3.900% due 04/01/2026	6,900	7,025
4.375% due 01/15/2055	9,800	8,998
4.500% due 07/16/2044	50,000	49,401
4.700% due 07/10/2035	4,550	4,723
4.800% due 07/10/2045	1,200	1,248
American Tower Corp.
2.250% due 01/15/2022	2,200	2,108
3.125% due 01/15/2027	8,200	7,597
3.375% due 10/15/2026	2,500	2,368
3.500% due 01/31/2023	100	100
4.400% due 02/15/2026	4,900	5,010
4.700% due 03/15/2022	25,000	26,701
5.000% due 02/15/2024	2,250	2,423
Aon PLC
4.250% due 12/12/2042	5,050	4,740
4.450% due 05/24/2043	7,550	7,294
4.600% due 06/14/2044	1,200	1,188
Banco de Credito e Inversiones
4.000% due 02/11/2023	1,900	1,939
Banco do Brasil S.A.
3.875% due 10/10/2022	17,354	16,183
Bank of America Corp.
3.500% due 04/19/2026	20,000	19,744
3.875% due 08/01/2025	39,400	40,083
4.000% due 04/01/2024	5,999	6,190
4.875% due 04/01/2044	45,900	49,902
7.750% due 05/14/2038	15,700	21,649

Bank of America N.A.
6.000% due 10/15/2036		1,700	2,054
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	23,647
Bank One Corp.
8.000% due 04/29/2027		3,600	4,705
Barclays Bank PLC
7.625% due 11/21/2022		48,850	53,704
7.750% due 04/10/2023		11,800	12,451
14.000% due 06/15/2019 (d)	GBP	18,400	27,901
BBVA Bancomer S.A.
6.500% due 03/10/2021		$40,385	43,697
6.750% due 09/30/2022		12,500	13,656
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		2,545	2,707
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	28,992
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	18,900
7.375% due 08/19/2025 (d)		16,100	16,220
BPCE S.A.
5.150% due 07/21/2024		2,900	2,949
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	27,180
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	30,202
Citigroup, Inc.
1.480% due 08/25/2036		1,000	797
3.200% due 10/21/2026		20,000	19,135
3.400% due 05/01/2026		2,800	2,722
3.700% due 01/12/2026		22,377	22,273
6.625% due 06/15/2032		900	1,093
8.125% due 07/15/2039		72,588	108,030
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,318
Cooperatieve Rabobank UA
5.250% due 08/04/2045		10,950	11,920
6.875% due 03/19/2020	EUR	35,400	43,970
11.000% due 06/30/2019 (d)		$24,800	29,240
Countrywide Capital
8.050% due 06/15/2027		2,680	3,215
Credit Agricole S.A.
8.125% due 09/19/2033		29,900	32,266
8.375% due 10/13/2019 (d)		4,770	5,257
Credit Suisse AG
6.500% due 08/08/2023		69,377	73,978
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		500	496
3.750% due 03/26/2025		18,550	18,277
3.800% due 09/15/2022		6,375	6,433
3.800% due 06/09/2023		3,500	3,497
4.875% due 05/15/2045		9,775	10,053
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	16,303
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		15,000	15,300
Deutsche Bank AG
4.250% due 10/14/2021		57,500	57,731
Doctors Co.
6.500% due 10/15/2023		31,800	35,280
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		20,723	21,573
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,291
ERP Operating LP
4.500% due 07/01/2044		18,000	18,327
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,215
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,209
First American Financial Corp.
4.300% due 02/01/2023		18,250	17,964
First Union Capital
7.950% due 11/15/2029		1,000	1,273
FMR LLC
4.950% due 02/01/2033		6,200	6,448
5.150% due 02/01/2043		1,300	1,381
6.450% due 11/15/2039		500	613
Ford Holdings LLC
9.300% due 03/01/2030		18,175	24,710
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		124,489	130,496
Goldman Sachs Group, Inc.
2.242% due 04/23/2021		72,500	73,503
3.750% due 02/25/2026		12,000	12,041
4.000% due 03/03/2024		20,800	21,587

4.800% due 07/08/2044		20,050	21,090
5.750% due 01/24/2022		15,400	17,316
5.950% due 01/15/2027		210	240
6.125% due 02/15/2033		7,400	8,956
6.250% due 02/01/2041		12,925	16,049
6.450% due 05/01/2036		5,600	6,684
6.750% due 10/01/2037		124,500	153,973
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	7,842
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	9,855
6.750% due 05/21/2018		$10,623	11,226
HCP, Inc.
6.750% due 02/01/2041		4,500	5,246
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	2,617
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	20,290
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	16,137
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	20,657
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,033
3.900% due 05/25/2026		6,000	6,039
4.300% due 03/08/2026		37,941	39,330
5.250% due 09/16/2022 (d)	EUR	7,450	7,733
6.000% due 09/29/2023 (d)		23,445	25,585
6.100% due 01/14/2042		$8,650	10,761
6.375% due 09/17/2024 (d)		11,100	10,947
6.500% due 05/02/2036		6,280	7,756
6.500% due 09/15/2037		14,015	17,401
6.800% due 06/01/2038		11,000	13,952
7.000% due 04/07/2038	GBP	1,900	3,137
7.350% due 11/27/2032		$2,500	3,160
7.625% due 05/17/2032		11,547	15,022
International Lease Finance Corp.
8.250% due 12/15/2020		500	584
8.625% due 01/15/2022		800	963
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	6,842
6.500% due 02/24/2021		10,000	10,968
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	447
5.500% due 08/06/2022		17,100	17,379
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.900% due 07/15/2025		900	925
5.000% due 07/01/2019 (d)		27,275	27,241
5.600% due 07/15/2041		21,340	25,528
5.625% due 08/16/2043		5,600	6,438
6.000% due 08/01/2023 (d)		13,410	13,494
6.100% due 10/01/2024 (d)		88,600	89,763
6.125% due 04/30/2024 (d)		29,650	29,835
6.400% due 05/15/2038		40,278	52,209
6.750% due 02/01/2024 (d)		33,742	36,399
7.900% due 04/30/2018 (d)		52,292	54,214
KBC Bank NV
8.000% due 01/25/2023		4,200	4,441
Kilroy Realty LP
4.250% due 08/15/2029		14,200	13,918
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	6,602
9.625% due 04/06/2023		2,200	3,662
Lloyds Banking Group PLC
5.300% due 12/01/2045		$3,996	4,134
Macquarie Bank Ltd.
6.625% due 04/07/2021		5,672	6,377
Manulife Financial Corp.
5.375% due 03/04/2046		2,600	2,967
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,409
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,151
9.250% due 04/08/2068		30,766	41,919
MetLife, Inc.
5.250% due 06/15/2020 (d)		30,950	31,414
10.750% due 08/01/2069		3,132	4,815
Mid-America Apartments LP
4.300% due 10/15/2023		13,000	13,566
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,138
Morgan Stanley
3.875% due 01/27/2026		22,995	23,239
6.375% due 07/24/2042		45,700	58,836

Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	27,823
Nationwide Building Society
4.000% due 09/14/2026		9,400	8,961
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	49,001
Navient Corp.
5.500% due 01/15/2019		2,200	2,288
5.625% due 08/01/2033		26,175	21,725
7.250% due 01/25/2022		26,750	28,422
8.000% due 03/25/2020		20,750	23,072
Neuberger Berman Group LLC
4.875% due 04/15/2045		7,700	6,123
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	16,776
Nippon Life Insurance Co.
5.000% due 10/18/2042		1,900	1,974
5.100% due 10/16/2044		24,450	25,306
Nordea Bank AB
6.125% due 09/23/2024 (d)		250	243
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		33,429	41,178
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	474
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,882
5.250% due 01/15/2026		15,000	15,418
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	167,056
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	32,658
Pinnacol Assurance
8.625% due 06/25/2034 (e)		24,000	23,991
Prologis LP
4.250% due 08/15/2023		3,500	3,717
Prudential Financial, Inc.
5.100% due 08/15/2043		6,200	6,722
5.200% due 03/15/2044		1,400	1,385
5.625% due 06/15/2043		7,000	7,280
5.800% due 11/16/2041		5,000	5,885
Regions Bank
6.450% due 06/26/2037		16,145	18,208
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,728
Rio Oil Finance Trust
9.750% due 01/06/2027		25,240	23,347
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	31,219
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,423
Santander UK Group Holdings PLC
2.875% due 08/05/2021		9,800	9,592
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,625
6.125% due 02/07/2022		17,000	18,521
Standard Chartered PLC
7.500% due 04/02/2022 (d)		1,900	1,900
Stifel Financial Corp.
4.250% due 07/18/2024		1,000	994
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	26,622
6.850% due 12/16/2039		60,905	79,064
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	360	460
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,120
Trust F/1401
6.950% due 01/30/2044		9,200	8,372
UBS AG
4.750% due 05/22/2023		6,250	6,391
4.750% due 02/12/2026	EUR	4,400	4,983
5.125% due 05/15/2024		$58,221	59,002
7.250% due 02/22/2022		12,282	12,380
7.625% due 08/17/2022		95,000	107,944
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		36,300	37,144
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,292
Wells Fargo & Co.
3.000% due 04/22/2026		42,100	40,165
3.900% due 05/01/2045		59,705	56,655
4.125% due 08/15/2023		4,825	4,992
4.900% due 11/17/2045		7,675	7,886
5.375% due 02/07/2035		4,900	5,569
5.375% due 11/02/2043		38,900	42,948
5.606% due 01/15/2044		2,900	3,287

5.875% due 06/15/2025 (d)	3,400	3,574
5.900% due 06/15/2024 (d)	82,329	82,844
Wells Fargo Bank N.A.
5.850% due 02/01/2037	5,901	6,953
5.950% due 08/26/2036	800	942
6.600% due 01/15/2038	22,877	29,110
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,194
Welltower, Inc.
4.000% due 06/01/2025	13,400	13,701
6.500% due 03/15/2041	29,850	35,878
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	17,629
6.950% due 10/01/2027	4,500	5,416
7.375% due 03/15/2032	144,587	183,327
7.950% due 03/15/2025	850	1,052
8.500% due 01/15/2025	450	582
XLIT Ltd.
5.500% due 03/31/2045	5,850	5,561

		4,165,221

INDUSTRIALS 39.3%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,009
6.150% due 03/01/2037	600	703
6.150% due 02/15/2041	48,600	57,580
6.650% due 11/15/2037	2,031	2,503
6.900% due 08/15/2039	7,229	9,092
7.750% due 12/01/2045	4,773	6,630
AbbVie, Inc.
2.850% due 05/14/2023	400	388
4.300% due 05/14/2036	23,400	22,334
4.400% due 11/06/2042	45,687	43,061
4.450% due 05/14/2046	24,650	23,651
4.500% due 05/14/2035	25,277	24,874
4.700% due 05/14/2045	25,800	25,362
Actavis Funding SCS
4.550% due 03/15/2035	21,900	21,710
4.750% due 03/15/2045	29,142	28,665
4.850% due 06/15/2044	51,900	51,556
Actavis, Inc.
4.625% due 10/01/2042	9,508	9,224
ADT Corp.
4.125% due 06/15/2023	2,000	1,920
4.875% due 07/15/2032	81,830	67,919
6.250% due 10/15/2021	4,750	5,178
Aetna, Inc.
4.250% due 06/15/2036	17,500	17,575
4.750% due 03/15/2044	50	53
Air Canada Pass-Through Trust
4.125% due 11/15/2026	15,929	16,406
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,885
4.500% due 11/28/2034	1,200	1,192
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	19,236
4.950% due 12/05/2044	475	543
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,875	5,721
3.700% due 04/01/2028	5,135	5,090
4.375% due 04/01/2024	1,602	1,600
Amgen, Inc.
4.400% due 05/01/2045	1,000	962
4.563% due 06/15/2048	27,154	26,319
4.663% due 06/15/2051	165,034	159,712
4.950% due 10/01/2041	5,650	5,873
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	17,035
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	17,779
7.000% due 11/15/2027	1,000	1,202
7.950% due 06/15/2039	50,000	65,019
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	128
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	10,000	10,155
4.700% due 02/01/2036	99,600	105,059
4.900% due 02/01/2046	108,800	117,284
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	270
4.950% due 01/15/2042	4,000	4,366
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,001
4.625% due 05/15/2042	21,000	21,140

Apache Corp.
4.750% due 04/15/2043	500	516
5.100% due 09/01/2040	850	891
Apple, Inc.
3.850% due 05/04/2043	2,600	2,487
3.850% due 08/04/2046	68,900	66,045
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,288
Arconic, Inc.
5.900% due 02/01/2027	1,900	1,990
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,469
AstraZeneca PLC
4.375% due 11/16/2045	2,300	2,310
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	10,121
Baxalta, Inc.
5.250% due 06/23/2045	600	641
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,691
Biogen, Inc.
5.200% due 09/15/2045	6,400	6,886
Black Knight Lending Solutions, Inc.
5.750% due 04/15/2023	13,150	13,840
Boeing Co.
6.875% due 03/15/2039	2,600	3,675
Boston Scientific Corp.
3.850% due 05/15/2025	441	442
7.000% due 11/15/2035	43,837	53,652
7.375% due 01/15/2040	40,000	49,826
Braskem America Finance Co.
7.125% due 07/22/2041	21,800	22,072
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,855
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	40,494
4.450% due 03/15/2043	69,500	72,865
4.900% due 04/01/2044	3,300	3,700
5.050% due 03/01/2041	11,900	13,510
5.750% due 05/01/2040	15,720	19,192
6.200% due 08/15/2036	800	1,025
6.530% due 07/15/2037	1,500	1,912
7.290% due 06/01/2036	800	1,093
7.950% due 08/15/2030	600	853
Canadian Pacific Railway Co.
4.800% due 09/15/2035	7,983	8,630
CBS Corp.
4.850% due 07/01/2042	14,534	14,253
4.900% due 08/15/2044	9,850	9,879
Celgene Corp.
4.625% due 05/15/2044	3,950	3,875
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	143
6.750% due 11/15/2039	16,900	18,872
CF Industries, Inc.
4.950% due 06/01/2043	5,550	4,565
Charter Communications Operating LLC
6.384% due 10/23/2035	42,664	48,784
6.484% due 10/23/2045	39,919	46,230
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,693
Cimarex Energy Co.
4.375% due 06/01/2024	1,300	1,352
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,168
Comcast Corp.
4.500% due 01/15/2043	2,100	2,166
4.650% due 07/15/2042	46,600	48,535
4.750% due 03/01/2044	1,600	1,717
5.650% due 06/15/2035	10,000	11,955
6.400% due 03/01/2040	78,173	101,785
6.550% due 07/01/2039	30,000	39,150
6.950% due 08/15/2037	26,300	35,882
7.050% due 03/15/2033	6,275	8,426
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,202
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,597	5,730
7.250% due 05/10/2021	12,895	14,426
Continental Resources, Inc.
3.800% due 06/01/2024	750	696
4.500% due 04/15/2023	18,800	18,518
4.900% due 06/01/2044	4,248	3,653
5.000% due 09/15/2022	5,700	5,775
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,812
5.625% due 10/18/2043	2,200	2,403

Cox Communications, Inc.
4.500% due 06/30/2043	22,291	18,910
4.700% due 12/15/2042	12,190	10,619
4.800% due 02/01/2035	15,800	14,739
6.450% due 12/01/2036	2,431	2,473
8.375% due 03/01/2039	44,727	55,857
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,540
CSN Islands Corp.
6.875% due 09/21/2019 (g)	7,032	5,503
CVS Pass-Through Trust
4.163% due 08/11/2036	10,437	10,443
5.773% due 01/10/2033	1,368	1,533
5.880% due 01/10/2028	4,042	4,461
5.926% due 01/10/2034	31,101	35,577
6.036% due 12/10/2028	2,094	2,349
6.943% due 01/10/2030	33,918	39,798
7.507% due 01/10/2032	83,613	101,859
8.353% due 07/10/2031	15,372	19,811
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,353	1,500
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	2,700	2,897
8.750% due 06/15/2030	70,000	102,970
9.250% due 06/01/2032	250	386
Diamond Finance Corp.
6.020% due 06/15/2026	64,900	70,340
8.100% due 07/15/2036	11,300	13,460
8.350% due 07/15/2046	29,050	35,825
Discovery Communications LLC
3.300% due 05/15/2022	300	299
4.950% due 05/15/2042	800	739
6.350% due 06/01/2040	3,900	4,148
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	831
Domtar Corp.
6.750% due 02/15/2044	7,000	7,122
Dow Chemical Co.
9.400% due 05/15/2039	34,559	53,698
DP World Ltd.
6.850% due 07/02/2037	17,730	18,989
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,344
7.375% due 09/18/2043	25,100	25,539
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	31,871
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,615
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,404
Energy Transfer Partners LP
4.900% due 03/15/2035	28,200	26,393
5.150% due 02/01/2043	22,085	20,616
5.150% due 03/15/2045	30,986	29,772
5.950% due 10/01/2043	3,888	4,014
6.050% due 06/01/2041	1,200	1,234
6.125% due 12/15/2045	37,200	39,648
6.500% due 02/01/2042	4,700	5,086
6.625% due 10/15/2036	9,055	9,826
7.500% due 07/01/2038	19,850	23,048
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,637
5.000% due 07/15/2044	4,300	4,276
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,750	2,795
4.450% due 02/15/2043	96,400	91,543
4.850% due 08/15/2042	11,300	11,319
4.850% due 03/15/2044	40,955	41,426
5.100% due 02/15/2045	25,350	26,786
5.700% due 02/15/2042	5,600	6,149
5.750% due 03/01/2035	15,361	16,801
5.950% due 02/01/2041	7,513	8,496
6.125% due 10/15/2039	5,000	5,693
6.450% due 09/01/2040	2,395	2,851
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,965
FedEx Corp.
3.875% due 08/01/2042	765	700
3.900% due 02/01/2035	5,500	5,290
4.550% due 04/01/2046	18,300	18,478
4.750% due 11/15/2045	13,150	13,646
5.100% due 01/15/2044	4,850	5,272
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	9,000	8,468
3.500% due 04/15/2023	6,500	6,586
5.000% due 10/15/2025	23,000	25,087

Ford Motor Co.
8.900% due 01/15/2032	9,209	12,258
9.980% due 02/15/2047	5,300	7,893
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	29,427
General Electric Co.
4.125% due 10/09/2042	42,200	42,802
4.500% due 03/11/2044	28,550	30,660
5.000% due 01/21/2021 (d)	8,882	9,228
5.875% due 01/14/2038	24,551	30,909
6.150% due 08/07/2037	1	1
6.750% due 03/15/2032	1,289	1,716
6.875% due 01/10/2039	7,868	11,097
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,534
7.750% due 11/15/2029	4,000	5,387
8.875% due 05/15/2031	20,200	29,948
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	17,327
4.750% due 03/01/2046	7,700	7,970
4.800% due 04/01/2044	2,700	2,805
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,055
6.000% due 11/15/2041	670	665
6.900% due 11/15/2037	100	110
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,278
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,938
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	8,388
Goldcorp, Inc.
3.700% due 03/15/2023	9,925	9,768
5.450% due 06/09/2044	33,900	33,311
GTL Trade Finance, Inc.
5.893% due 04/29/2024	7,484	7,484
7.250% due 04/16/2044	15,200	14,269
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,295
Halliburton Co.
4.850% due 11/15/2035	14,900	15,738
Harris Corp.
4.854% due 04/27/2035	2,150	2,262
5.054% due 04/27/2045	1,500	1,587
HCA, Inc.
4.500% due 02/15/2027	8,800	8,668
4.750% due 05/01/2023	6,300	6,465
5.875% due 03/15/2022	13,750	14,850
Heineken NV
4.000% due 10/01/2042	2,000	1,860
Hess Corp.
6.000% due 01/15/2040	8,780	9,072
7.300% due 08/15/2031	2,129	2,481
Home Depot, Inc.
4.250% due 04/01/2046	6,600	6,932
4.400% due 03/15/2045	10,850	11,568
HP, Inc.
6.000% due 09/15/2041	450	455
Humana, Inc.
8.150% due 06/15/2038	1,000	1,361
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	20,024
4.250% due 07/21/2025	17,500	18,072
International Paper Co.
4.400% due 08/15/2047	6,800	6,439
4.800% due 06/15/2044	12,450	12,390
6.000% due 11/15/2041	7,400	8,324
8.700% due 06/15/2038	11,500	16,655
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,392
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	47,618
Kellogg Co.
4.500% due 04/01/2046	6,800	6,659
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,022
7.875% due 09/15/2031	2,400	3,075
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	14,523
5.000% due 08/15/2042	15,500	14,840
5.000% due 03/01/2043	37,000	35,742
5.500% due 03/01/2044	2,250	2,298
5.625% due 09/01/2041	1,700	1,710
5.800% due 03/15/2035	13,742	14,549
6.375% due 03/01/2041	6,000	6,519

6.500% due 02/01/2037	12,219	13,410
6.500% due 09/01/2039	36,345	39,967
6.550% due 09/15/2040	30,300	33,371
6.950% due 01/15/2038	49,800	57,852
7.400% due 03/15/2031	500	592
7.500% due 11/15/2040	22,967	27,505
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	3,405
5.550% due 06/01/2045	20,900	22,022
7.800% due 08/01/2031	2,000	2,474
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	13,592
5.200% due 07/15/2045	1,000	1,049
6.375% due 07/15/2028	650	765
6.500% due 02/09/2040	98,198	119,844
6.750% due 03/15/2032	5,025	6,098
6.875% due 01/26/2039	3,900	4,907
7.125% due 08/01/2039	36,043	45,990
Kroger Co.
5.400% due 07/15/2040	35	39
6.900% due 04/15/2038	5,000	6,403
7.500% due 04/01/2031	150	202
Lam Research Corp.
3.800% due 03/15/2025	4,900	4,908
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,379
4.500% due 05/15/2036	2,100	2,236
4.700% due 05/15/2046	7,628	8,314
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	7,751
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,328
Magna International, Inc.
3.625% due 06/15/2024	9,745	9,812
Masco Corp.
4.375% due 04/01/2026	15,400	15,740
5.950% due 03/15/2022	7,740	8,572
6.500% due 08/15/2032	13,602	14,859
7.750% due 08/01/2029	5,450	6,684
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,023
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	13,209
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,387
4.625% due 03/15/2045	24,750	26,776
Microsoft Corp.
3.700% due 08/08/2046	90,300	85,053
4.750% due 11/03/2055	16,700	18,173
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,400	14,137
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	209
Moody’s Corp.
5.250% due 07/15/2044	4,144	4,576
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	14,653
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,261
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	33,633
5.950% due 04/01/2041	52,000	64,092
6.400% due 04/30/2040	9,100	11,771
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	21,719
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,608
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	12,903
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,316
7.500% due 07/30/2039	2,410	3,284
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	11,531
6.050% due 03/01/2041	41,350	28,738
Norfolk Southern Corp.
4.450% due 06/15/2045	700	727
4.650% due 01/15/2046	3,300	3,516
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,041
Norwegian Air Shuttle ASA Pass Through Trust
4.875% due 11/10/2029	11,800	12,101
NXP BV
3.875% due 09/01/2022	17,800	18,067
4.625% due 06/01/2023	3,300	3,473

Occidental Petroleum Corp.
4.400% due 04/15/2046	5,000	5,090
ONEOK Partners LP
6.125% due 02/01/2041	20,852	22,972
6.200% due 09/15/2043	40,000	44,550
6.650% due 10/01/2036	4,765	5,413
6.850% due 10/15/2037	8,494	9,891
Oracle Corp.
3.900% due 05/15/2035	2,175	2,146
4.375% due 05/15/2055	1,700	1,692
Owens Corning
4.200% due 12/15/2022	8,070	8,383
Pearson Funding PLC
3.750% due 05/08/2022	10,160	9,940
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,383
Petroleos Mexicanos
5.500% due 06/27/2044	36,018	30,154
5.625% due 01/23/2046	105,650	88,086
6.375% due 01/23/2045	29,069	26,598
6.750% due 09/21/2047	56,940	53,939
Pfizer, Inc.
4.300% due 06/15/2043	400	414
4.400% due 05/15/2044	5,500	5,812
5.600% due 09/15/2040	33,365	40,278
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,414
4.125% due 03/04/2043	2,575	2,497
4.250% due 11/10/2044	19,500	19,263
4.375% due 11/15/2041	12,700	12,809
4.875% due 11/15/2043	2,500	2,690
6.375% due 05/16/2038	11,235	14,411
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	259
7.200% due 01/15/2028	24,475	29,759
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,120
Pride International, Inc.
7.875% due 08/15/2040	31,180	28,062
QUALCOMM, Inc.
4.650% due 05/20/2035	23,040	24,364
4.800% due 05/20/2045	28,050	29,987
QVC, Inc.
4.375% due 03/15/2023	1,700	1,688
4.450% due 02/15/2025	2,200	2,116
4.850% due 04/01/2024	21,000	21,119
5.125% due 07/02/2022	6,820	7,061
5.450% due 08/15/2034	35,700	32,541
5.950% due 03/15/2043	38,255	34,479
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,600
6.332% due 09/30/2027	3,535	4,074
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,039
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	13,200
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,989
6.875% due 04/15/2040	8,450	8,450
7.500% due 07/15/2038	25,640	26,409
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	6,484
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	36,700	37,159
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,045
Sky PLC
3.125% due 11/26/2022	4,200	4,171
3.750% due 09/16/2024	2,800	2,810
Southern Co.
4.250% due 07/01/2036	9,300	9,264
4.400% due 07/01/2046	25,900	25,671
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,462
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,269
6.700% due 01/23/2025	3,369	3,462
Starbucks Corp.
4.300% due 06/15/2045	2,100	2,206
Statoil ASA
3.950% due 05/15/2043	2,200	2,099
5.100% due 08/17/2040	9,200	10,256
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,116
4.950% due 01/15/2043	27,800	25,482

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		7,750	7,931
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		27,468	31,927
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	387
Tesco PLC
6.150% due 11/15/2037		3,450	3,351
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		261	292
Thomson Reuters Corp.
4.300% due 11/23/2023		22,700	23,757
5.650% due 11/23/2043		23,336	25,752
Time Warner Cable LLC
5.500% due 09/01/2041		14,800	15,071
5.875% due 11/15/2040		5,000	5,341
6.550% due 05/01/2037		2,250	2,551
6.750% due 06/15/2039		52,495	61,124
7.300% due 07/01/2038		2,080	2,563
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		1,128	1,419
8.375% due 07/15/2033		18,520	24,295
Time Warner, Inc.
4.650% due 06/01/2044		10,705	10,340
4.900% due 06/15/2042		3,000	3,007
5.350% due 12/15/2043		3,300	3,497
5.375% due 10/15/2041		5,000	5,297
6.100% due 07/15/2040		28,600	32,702
6.200% due 03/15/2040		10,000	11,562
6.250% due 03/29/2041		14,950	17,572
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,192	7,085
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	4,321
7.250% due 08/15/2038		1,400	1,891
7.625% due 01/15/2039		4,900	7,017
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042		2,600	2,379
5.400% due 08/15/2041		4,330	4,353
Tyson Foods, Inc.
4.875% due 08/15/2034		950	970
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		9,062	9,301
4.625% due 12/03/2026		3,441	3,651
7.125% due 04/22/2025		2,854	3,285
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,030
4.375% due 11/15/2065		2,500	2,487
United Airlines Pass-Through Trust
3.100% due 01/07/2030		41,700	40,293
3.450% due 01/07/2030		2,600	2,532
3.750% due 03/03/2028		5,937	5,974
4.000% due 10/11/2027		15,101	15,422
4.300% due 02/15/2027		17,177	17,714
UnitedHealth Group, Inc.
4.625% due 07/15/2035		7,100	7,742
4.625% due 11/15/2041		14,000	14,792
4.750% due 07/15/2045		15,099	16,640
5.800% due 03/15/2036		300	365
5.950% due 02/15/2041		4,700	5,867
6.625% due 11/15/2037		2,150	2,813
Viacom, Inc.
4.500% due 02/27/2042		10,565	8,773
4.850% due 12/15/2034		13,052	11,652
5.250% due 04/01/2044		13,690	12,476
5.850% due 09/01/2043		18,900	18,553
Virgin Australia Pass Through Trust
5.000% due 04/23/2025		1,873	1,960
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,220
Votorantim Cimentos S.A.
7.250% due 04/05/2041		$1,700	1,590
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		22,200	22,311
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		14,800	14,535
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,466
Western Gas Partners LP
5.450% due 04/01/2044		5,100	5,262
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,626
Whirlpool Corp.
5.150% due 03/01/2043		21,075	22,527
Whole Foods Market, Inc.
5.200% due 12/03/2025		4,200	4,449

Williams Cos., Inc.
7.500% due 01/15/2031	5,227	5,920
8.750% due 03/15/2032	29,088	35,269
Williams Partners LP
3.900% due 01/15/2025	3,168	3,108
5.100% due 09/15/2045	9,425	8,975
5.400% due 03/04/2044	8,300	8,058
5.800% due 11/15/2043	10,360	10,614
6.300% due 04/15/2040	22,870	24,450
Woodside Finance Ltd.
3.650% due 03/05/2025	700	684
Wyeth LLC
5.950% due 04/01/2037	500	629
Wynn Las Vegas LLC
4.250% due 05/30/2023	66,427	63,500
5.375% due 03/15/2022	22,130	22,711
5.500% due 03/01/2025	126,050	125,357
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	1,681	1,570

		6,560,654

UTILITIES 14.2%
Alabama Power Co.
3.850% due 12/01/2042	2,550	2,439
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	26,093	23,614
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	11,838
American Water Capital Corp.
4.300% due 12/01/2042	8,700	9,114
6.593% due 10/15/2037	150	200
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	14,363
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,456
5.800% due 10/01/2035	2,176	2,517
6.375% due 04/01/2036	4,450	5,475
6.700% due 08/15/2037	3,600	4,620
7.000% due 04/01/2038	3,693	4,878
AT&T Corp.
8.250% due 11/15/2031	265	369
AT&T, Inc.
4.350% due 06/15/2045	50,177	44,796
4.500% due 03/09/2048	93,731	84,840
4.550% due 03/09/2049	110,169	100,222
4.800% due 06/15/2044	94,000	88,988
5.150% due 03/15/2042	5,500	5,489
5.350% due 09/01/2040	11,547	11,879
6.000% due 08/15/2040	4,400	4,844
6.375% due 03/01/2041	22,200	25,608
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045	580	603
5.950% due 05/15/2037	1,500	1,840
6.125% due 04/01/2036	10,425	13,039
6.500% due 09/15/2037	23,550	30,703
BG Energy Capital PLC
5.125% due 10/15/2041	2,350	2,558
British Telecommunications PLC
9.125% due 12/15/2030	12,410	18,945
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	16,090	4,847
Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	406
Cleco Power LLC
6.000% due 12/01/2040	17,400	21,198
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,784
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,742
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	387
3.875% due 05/02/2022	10,900	11,155
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,810
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,034
5.500% due 12/01/2039	3,400	4,005
5.700% due 06/15/2040	5,000	6,057
6.300% due 08/15/2037	4,000	5,157
6.750% due 04/01/2038	9,950	13,471
DTE Electric Co.
3.950% due 06/15/2042	500	497
4.300% due 07/01/2044	9,150	9,612

Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400	16,784
6.000% due 01/15/2038		50	62
Duke Energy Corp.
3.750% due 09/01/2046		14,950	13,487
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	8,970
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	116
6.120% due 10/15/2035		6,724	8,105
Duke Energy Progress LLC
4.100% due 03/15/2043		4,701	4,702
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		4,150	4,644
Electricite de France S.A.
4.875% due 01/22/2044		9,140	9,161
4.950% due 10/13/2045		4,655	4,712
6.950% due 01/26/2039		17,208	21,608
Emera U.S. Finance LP
4.750% due 06/15/2046		14,800	14,955
Emera, Inc.
6.750% due 06/15/2076		9,100	9,782
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	15,671
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	1,800	1,928
Exelon Generation Co. LLC
5.600% due 06/15/2042		$12,346	11,449
6.250% due 10/01/2039		13,115	13,225
FirstEnergy Corp.
7.375% due 11/15/2031		11,846	15,278
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		53,921	19,412
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	259
5.450% due 07/15/2044		10,100	10,741
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,305
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,808
6.000% due 11/27/2023		17,825	18,984
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		11,600	11,437
5.999% due 01/23/2021		20,300	21,967
6.510% due 03/07/2022		32,275	35,733
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,716
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	520
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,347
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,105
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	20,153
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	38,197
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,898
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,631
Monongahela Power Co.
5.400% due 12/15/2043		700	820
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,718
4.278% due 10/01/2034		9,000	9,162
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	22,151
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		11,799	5,398
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		5,471	1,629
6.750% due 10/01/2023 (e)		1,809	497
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	26,392
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,450
8.250% due 10/15/2038		1,000	1,426
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	17,542
5.300% due 06/01/2042		600	705
7.250% due 01/15/2033		3,400	4,718
7.500% due 09/01/2038		4,615	6,658
Orange S.A.
5.500% due 02/06/2044		14,165	16,300
9.000% due 03/01/2031		11,250	16,925

Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	3,792
4.450% due 04/15/2042		5,150	5,419
4.600% due 06/15/2043		85	90
4.750% due 02/15/2044		3,800	4,178
5.400% due 01/15/2040		800	939
5.800% due 03/01/2037		8,600	10,509
6.050% due 03/01/2034		5,630	7,056
6.250% due 03/01/2039		9,900	12,623
PacifiCorp
6.000% due 01/15/2039		200	255
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,093
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	575
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	14,292
5.625% due 05/20/2043		$44,687	33,256
6.750% due 01/27/2041		200	169
6.850% due 06/05/2115		21,500	17,522
Plains All American Pipeline LP
4.300% due 01/31/2043		8,620	7,155
4.700% due 06/15/2044		21,475	19,170
4.900% due 02/15/2045		6,000	5,553
5.150% due 06/01/2042		58,085	53,948
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,373
Progress Energy, Inc.
7.750% due 03/01/2031		400	551
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,026
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	55,663
5.500% due 04/08/2044		41,000	41,110
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,171
4.125% due 05/11/2035		71,200	72,724
4.550% due 08/12/2043		9,850	10,276
5.500% due 03/25/2040		2,000	2,327
Southern California Edison Co.
6.000% due 01/15/2034		400	495
6.650% due 04/01/2029		600	744
Southern Co. Gas Capital Corp.
5.875% due 03/15/2041		7,500	8,751
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	850
6.200% due 03/15/2040		3,100	3,728
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,401
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	2,723
5.625% due 10/01/2017 (d)		$200	204
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	7,772
7.721% due 06/04/2038		17,800	18,467
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	8,775
Telefonica Europe BV
8.250% due 09/15/2030		$20,000	26,276
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,582
Verizon Communications, Inc.
3.850% due 11/01/2042		23,160	20,108
4.522% due 09/15/2048		74,611	71,694
4.672% due 03/15/2055		279,981	264,336
4.862% due 08/21/2046		16,372	16,622
5.012% due 08/21/2054		245,322	245,379
Virginia Electric & Power Co.
6.000% due 05/15/2037		400	496
Vodafone Group PLC
4.375% due 02/19/2043		21,625	19,169
6.150% due 02/27/2037		17,613	19,780
6.250% due 11/30/2032		2,650	3,045
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	268

			2,363,222

Total Corporate Bonds & Notes (Cost $12,802,315)			13,089,097

MUNICIPAL BONDS & NOTES 6.1%
CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	21,076

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	16,755
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	855
6.907% due 10/01/2050	28,895	40,734
7.043% due 04/01/2050	49,575	70,312
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,648
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,630
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,276
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	21,733
7.350% due 11/01/2039	1,000	1,421
7.500% due 04/01/2034	4,840	6,846
7.550% due 04/01/2039	16,720	24,756
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	19,570	29,498
7.625% due 03/01/2040	7,575	11,215
7.950% due 03/01/2036	22,100	25,827
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,302
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,520
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	12,865
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	30,795	44,368
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,704
7.618% due 08/01/2040	5,200	7,425
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	561
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,132
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	309
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,960
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,187
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	120
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,638
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,127
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	627
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,047
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,020
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,588
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,442
6.548% due 05/15/2048	25,100	33,511
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	549
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,347
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	458
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,243
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,866

		514,498

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,662
6.655% due 04/01/2057	44,110	53,951

		64,613

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,055
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,588

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	25,792
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,281

		50,716

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,221

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	471

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,016

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,177

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,293
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	18,105	25,350
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	537
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	323

		40,503

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,710
6.814% due 11/15/2040	18,085	24,034
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,862
5.508% due 08/01/2037	800	966
5.572% due 11/01/2038	9,000	10,916
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,443
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	583
5.389% due 03/15/2040	200	239
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,126
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,359
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	603
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	221
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	85,173
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,026

		158,261

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,236
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	3,762
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,491
7.734% due 02/15/2033	7,325	9,914
8.084% due 02/15/2050	50,725	77,080
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	66

		93,549

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,566
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,783

School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	1,685	1,886

		19,235

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	22,578

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,524
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,970
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,780

		47,274

Total Municipal Bonds & Notes (Cost $860,175)		1,022,112

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	12,362	12,701
3.500% due 07/01/2046 (g)	14,783	15,187
4.000% due 10/01/2040 - 09/01/2046	1,078	1,136
6.000% due 01/01/2023 - 06/01/2038	22	26
7.000% due 11/01/2026	18	19
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 01/01/2047 - 02/01/2047	288,500	286,239
3.500% due 01/01/2047 - 02/01/2047	1,060,800	1,085,606
Freddie Mac
3.052% due 08/15/2032	42	44
Ginnie Mae
4.500% due 09/15/2033	14	15
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $1,396,110)		1,400,979

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Bonds
2.250% due 08/15/2046 (g)	818,577	686,550
2.500% due 02/15/2045 (g)(i)(k)	266,000	236,446
2.500% due 02/15/2046 (g)(i)(k)	132,685	117,648
2.500% due 05/15/2046 (g)	160,000	141,842
2.750% due 11/15/2042 (g)(i)(k)	414,000	390,301
2.875% due 05/15/2043	34,900	33,647
2.875% due 08/15/2045 (g)(i)(k)	105,207	101,029
3.000% due 11/15/2044 (g)(i)(k)	94,739	93,401
3.000% due 05/15/2045 (g)(i)(k)	390,183	384,124
3.125% due 02/15/2042 (g)(i)(k)	297,500	301,356
3.125% due 02/15/2043 (g)(i)(k)	199,000	201,263
3.625% due 02/15/2044 (g)(i)(k)	302,675	334,853
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (g)(i)	67,272	66,934
0.625% due 01/15/2026 (g)(i)(k)	65,920	66,526
1.750% due 01/15/2028 (g)(i)	14,307	15,987
2.000% due 01/15/2026 (g)(i)	17,781	20,045
2.375% due 01/15/2027 (g)(i)(k)	117,704	137,986
2.500% due 01/15/2029 (g)(i)(k)	23,755	28,680
3.875% due 04/15/2029 (g)(i)	882	1,207
U.S. Treasury Notes
2.000% due 08/15/2025 (g)	830,000	802,999
2.000% due 11/15/2026 (g)	136,900	131,523
2.250% due 11/15/2025 (g)(i)(k)	91,465	90,179
U.S. Treasury STRIPS (b)
0.000% due 11/15/2042	35,100	15,543
0.000% due 05/15/2043	17,300	7,546
0.000% due 11/15/2043	121,050	52,588
0.000% due 02/15/2044	149,500	63,994
0.000% due 05/15/2044	22,050	9,339
0.000% due 11/15/2044	17,300	7,186
0.000% due 02/15/2045 (i)(k)	17,300	7,129
0.000% due 08/15/2045 (i)(k)	14,600	5,928

Total U.S. Treasury Obligations (Cost $4,627,729)		4,553,779

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	22,467
BCAP LLC Trust
1.084% due 05/26/2035	456	431
1.381% due 11/26/2046	292	281
4.000% due 02/26/2037	352	350

Merrill Lynch Mortgage Investors Trust
1.960% due 01/25/2029		126	120
2.049% due 03/25/2028		51	48
Structured Adjustable Rate Mortgage Loan Trust
3.204% due 09/25/2034		1,690	1,682

Total Non-Agency Mortgage-Backed Securities (Cost $26,290)			25,379

ASSET-BACKED SECURITIES 0.5%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		21,552	21,391
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		2,386	2,520
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		9,157	9,169
Eagle Ltd.
2.570% due 12/15/2039		5,925	5,888
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		23,500	23,139
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,495
Structured Asset Investment Loan Trust
1.656% due 01/25/2035		2,941	2,920
Voya CLO Ltd.
2.200% due 10/15/2022		5,600	5,607

Total Asset-Backed Securities (Cost $82,086)			82,129

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	38,059
Colombia Government International Bond
6.125% due 01/18/2041		200	217
Export-Import Bank of India
3.375% due 08/05/2026		22,000	20,590
Mexico Government International Bond
4.600% due 01/23/2046		4,171	3,759
5.550% due 01/21/2045		19,780	20,299
5.750% due 10/12/2110		1,550	1,438
6.050% due 01/11/2040		1,238	1,344
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	23,057
3.250% due 07/25/2025		16,700	3,919
Saudi Government International Bond
3.250% due 10/26/2026	$	9,100	8,640
4.500% due 10/26/2046		49,700	47,737
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	146,500	11,772
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,694

Total Sovereign Issues (Cost $196,641)			182,525

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (d)		20,200	24,043

Total Convertible Preferred Securities (Cost $24,500)			24,043

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)		130,000	13,829
Citigroup Capital
7.257% due 10/30/2040		152,300	3,933
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	14,488
State Street Corp.
5.900% due 03/15/2024 (d)		130,400	3,380
Ventas Realty LP
5.450% due 03/15/2043		120,000	2,881

			38,511

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	617

REAL ESTATE 0.0%
Public Storage
6.375% due 03/17/2019 (d)	75,000	1,967

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	268
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	798
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	12,922
SCE Trust
5.625% due 06/15/2017 (d)	82,125	1,931
5.750% due 03/15/2024 (d)	463,000	11,896

		27,815

Total Preferred Securities (Cost $66,414)		68,910

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 0.8%		140,152

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.6%
0.447% due 01/12/2017 - 03/16/2017 (a)(b)(g)(i)(k)	$99,052	99,010

Total Short-Term Instruments (Cost $239,161)		239,162

Total Investments in Securities (Cost $20,891,403)		21,260,983

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	52,600,223	519,953

Total Short-Term Instruments (Cost $519,976)		519,953

Total Investments in Affiliates (Cost $519,976)		519,953

Total Investments 130.6% (Cost $21,411,379)		$21,780,936
Financial Derivative Instruments (h)(j) (0.4)% (Cost or Premiums, net $(49,082))		(58,854)
Other Assets and Liabilities, net (30.2)%		(5,039,234)

Net Assets 100.0%		$16,682,848

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$58,480	$59,547	0.36%
Delta Air Lines, Inc.	2.887	05/09/2019	05/05/2014	18,910	18,898	0.11
Delta Air Lines, Inc.	2.898	09/30/2019	09/29/2014	78,809	78,740	0.47
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	60,151	59,352	0.36
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	02/17/2015 - 03/05/2015	4,363	1,629	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/18/2015	1,442	497	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	23,991	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	18,543	18,336	0.11

				$264,698	$260,990	1.56%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$96,000	U.S. Treasury Bonds 2.875% due 05/15/2043	$(100,287)	$96,000	$96,004
JPS	0.400	12/30/2016	01/03/2017	39,700	U.S. Treasury Bonds 2.500% due 02/15/2046	(40,873)	39,700	39,702
SSB	0.010	12/30/2016	01/03/2017	4,452	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(4,543)	4,452	4,452

Total Repurchase Agreements						$(145,703)	$140,152	$140,158

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.930%	11/22/2016	01/23/2017		$(44,121)	$(44,169)
BOS	0.600	11/30/2016	01/17/2017		(131,884)	(131,958)
	0.600	12/23/2016	01/17/2017		(31,025)	(31,030)
	(0.750)	12/30/2016	01/03/2017		(96,000)	(95,992)
BRC	(3.000)	11/24/2015	TBD	(4)	(488)	(472)
	(3.000)	08/23/2016	08/23/2017		(1,846)	(1,826)
	(2.000)	03/04/2016	TBD	(4)	(704)	(692)
BSN	0.820	11/02/2016	01/04/2017		(7,616)	(7,627)
GRE	0.930	12/22/2016	01/03/2017		(102,125)	(102,157)
JPS	0.600	11/15/2016	01/17/2017		(128,625)	(128,739)
	0.650	11/15/2016	01/17/2017		(43,133)	(43,171)
	0.650	11/30/2016	01/17/2017		(3,182)	(3,184)
	0.700	11/23/2016	01/04/2017		(151,302)	(151,423)
	0.840	10/21/2016	01/20/2017		(37,023)	(37,087)
	(2.000)	12/30/2016	01/03/2017		(39,656)	(39,647)
NOM	0.850	12/13/2016	01/18/2017		(14,774)	(14,781)
NXN	0.710	10/12/2016	01/12/2017		(541,105)	(541,991)
	0.710	12/01/2016	01/12/2017		(19,780)	(19,793)
	0.720	10/13/2016	01/13/2017		(224,950)	(225,319)
	0.720	11/28/2016	01/13/2017		(74,918)	(74,971)
	0.750	10/18/2016	01/18/2017		(39,436)	(39,500)
	0.780	10/20/2016	01/20/2017		(228,614)	(228,985)
	0.780	11/17/2016	01/20/2017		(88,150)	(88,240)
	0.790	10/26/2016	01/26/2017		(95,323)	(95,467)
	0.790	11/07/2016	01/24/2017		(71,129)	(71,218)
	0.810	11/01/2016	02/01/2017		(51,063)	(51,135)
	0.810	11/04/2016	02/03/2017		(377,868)	(378,378)
	0.830	11/08/2016	02/06/2017		(154,056)	(154,255)
RDR	0.900	11/03/2016	01/04/2017		(43,837)	(43,904)
SCX	0.780	10/12/2016	02/13/2017		(95,306)	(95,478)
	0.780	10/13/2016	02/13/2017		(39,957)	(40,028)
	0.790	10/18/2016	01/18/2017		(148,918)	(149,170)
	0.820	10/21/2016	01/23/2017		(50,277)	(50,362)
	0.870	10/27/2016	02/23/2017		(153,750)	(154,003)
	0.890	11/01/2016	02/01/2017		(411,274)	(411,914)
	0.940	11/15/2016	01/04/2017		(45,426)	(45,484)

Total Reverse Repurchase Agreements						$(3,793,550)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	0.550%	11/07/2016	01/09/2017	$(170,108)	$(170,256)

Total Sale-Buyback Transactions					$(170,256)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(4,581,455) at a weighted average interest rate of 0.559%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(16) of deferred price drop.

(g)	Securities with an aggregate market value of $3,930,513 and cash of $18,295 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$121.000	01/27/2017	327	$(133)	$(18)
Call - CBOT U.S. Treasury 10-Year Note February Futures	127.000	01/27/2017	327	(81)	(17)

				$(214)	$(35)

Total Written Options				$(214)	$(35)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	13,418	$10,616	$0	$(335)
90-Day Eurodollar June Futures	Short	06/2017	4,871	3,852	0	(122)
90-Day Eurodollar March Futures	Short	03/2017	5,003	2,966	0	(62)
90-Day Eurodollar September Futures	Short	09/2017	9,721	8,917	0	(243)
Euro-Bund 10-Year Bond March Futures	Short	03/2017	345	(934)	163	(200)
U.S. Treasury 10-Year Note March Futures	Long	03/2017	2,947	14	1,013	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	92	(154)	69	0

Total Futures Contracts				$25,277	$1,245	$(962)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arconic, Inc.	1.000%	03/20/2021	1.824%		$2,700	$(87)	$26	$0	$(3)
Arconic, Inc.	1.000	06/20/2021	1.979		2,600	(105)	12	0	(4)
AT&T, Inc.	1.000	03/20/2023	1.114		21,400	(132)	75	0	(22)
Berkshire Hathaway, Inc.	1.000	03/20/2021	0.707		20,500	251	11	0	(4)
Berkshire Hathaway, Inc.	1.000	06/20/2023	1.101		7,600	(43)	7	0	(9)
Berkshire Hathaway, Inc.	1.000	12/20/2023	1.163		4,000	(40)	6	0	0
Berkshire Hathaway, Inc.	1.000	06/20/2024	1.205		17,050	(227)	34	0	(14)
Cox Communications, Inc.	1.000	12/20/2020	0.840		17,200	(112)	32	0	(3)
Dow Chemical Co.	1.000	12/20/2020	0.597		31,600	(502)	(54)	0	(2)
Ford Motor Co.	5.000	03/20/2019	0.614		4,650	456	32	0	0
Ford Motor Co.	5.000	06/20/2019	0.702		4,550	484	33	0	(1)
Ford Motor Co.	5.000	12/20/2021	1.458		17,350	2,883	363	10	0
Ford Motor Co.	5.000	12/20/2023	1.900		5,300	1,017	66	3	0
Ford Motor Credit Co. LLC	5.000	06/20/2021	1.297		10,000	1,579	49	0	(1)
MetLife, Inc.	5.000	09/20/2019	0.456		1,100	136	6	0	(1)
MetLife, Inc.	1.000	09/20/2020	0.647		20,600	270	63	0	(6)
MetLife, Inc.	1.000	06/20/2021	0.822		25,000	199	104	0	(14)
MetLife, Inc.	1.000	09/20/2021	0.879		11,000	64	74	0	(5)
MetLife, Inc.	1.000	12/20/2021	0.930		51,200	189	856	0	(1)
Pacific Gas & Electric Co.	1.000	06/20/2021	0.595		2,000	36	1	0	(1)
Prudential Financial, Inc.	1.000	12/20/2020	0.643		10,000	141	48	1	0
Prudential Financial, Inc.	1.000	06/20/2021	0.757		7,300	79	97	0	(3)
Telecom Italia SpA	1.000	06/20/2019	1.320	EUR	25,000	(197)	58	0	(33)
Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.082		3,000	(10)	18	0	(2)
Telefonica Emisiones S.A.U.	1.000	12/20/2021	1.192		20,200	(192)	87	3	0
Time Warner Cable LLC	1.000	12/20/2020	0.590		$1,100	18	0	0	0
Toll Brothers Finance Corp.	1.000	03/20/2021	1.295		5,700	(65)	27	0	(4)
Volkswagen International Finance NV	1.000	12/20/2017	0.289	EUR	3,800	30	4	1	0
Volkswagen International Finance NV	1.000	12/20/2020	0.842		12,050	84	60	3	0
Volkswagen International Finance NV	1.000	12/20/2021	1.056		24,550	(60)	136	3	0

						$6,144	$2,331	$24	$(133)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-25 5-Year Index	1.000%	06/20/2021	$1,800	$(104)	$(1)	$0	$(1)
CDX.EM-26 5-Year Index	1.000	12/20/2021	54,600	(3,407)	180	0	(26)
CDX.IG-25 5-Year Index	1.000	12/20/2020	1,017,700	17,050	20,009	278	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,237,201	21,029	6,424	227	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	2,775,150	43,066	11,652	829	0

				$77,634	$38,264	$1,334	$(27)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$462,300	$(815)	$(820)	$0	$(55)
Receive*	3-Month USD-LIBOR	2.250	03/16/2019		1,997,300	(26,975)	(25,482)	0	(298)
Receive*	3-Month USD-LIBOR	2.910	08/20/2019		1,492,300	(12,936)	2,651	0	(332)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		190,300	4,232	1,300	0	(212)
Receive	3-Month USD-LIBOR	1.491	06/13/2024		3,500	176	176	0	(8)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		118,920	511	6,442	0	(377)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		847,410	44,884	59,135	0	(2,821)
Receive*	3-Month USD-LIBOR	1.500	06/21/2027		10,200	853	(32)	0	(35)
Receive	3-Month USD-LIBOR	2.500	06/15/2036		13,000	185	1,208	0	(78)
Receive	3-Month USD-LIBOR	2.250	12/21/2036		11,000	547	994	0	(69)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,455	(281)	129	0	(89)
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	1,328	701	0	(409)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		138,830	3,516	12,592	0	(1,186)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		369,830	30,505	54,443	0	(3,113)
Pay*	3-Month ZAR-JIBAR	8.300	03/15/2027	ZAR	597,700	(203)	(368)	171	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(1,517)	(1,278)	0	(20)
Receive*	6-Month EUR-EURIBOR	1.250	03/15/2047		16,500	(53)	817	0	(96)
Pay*	6-Month GBP-LIBOR	0.500	03/15/2022	GBP	253,100	(6,120)	(4,585)	1,004	0
Receive*	6-Month GBP-LIBOR	0.750	03/15/2027		235,200	14,051	2,918	0	(1,723)
Receive*	6-Month GBP-LIBOR	1.750	03/15/2047		22,700	(2,255)	238	0	(399)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	3,020,000	(1,625)	(1,191)	0	(53)
Receive*	6-Month JPY-LIBOR	1.000	09/20/2024		27,860,000	(9,578)	(10,054)	0	(416)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,295,000	(4,383)	(845)	0	(311)
Pay	28-Day MXN-TIIE	6.750	08/31/2021	MXN	81,000	(132)	(37)	11	0
Pay	28-Day MXN-TIIE	5.722	02/13/2023		18,100	(88)	(82)	3	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		499,100	(2,470)	(2,468)	93	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		1,115,700	(5,529)	(5,529)	208	0
Pay	28-Day MXN-TIIE	5.925	08/04/2023		19,000	(89)	(89)	4	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		20,000	(94)	(94)	4	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,119,000	(21,774)	(13,500)	1,092	0
Receive	CPTFEMU	1.000	12/15/2020	EUR	7,600	6	107	4	0
Receive	UKRPI	3.585	10/15/2046	GBP	5,350	218	218	0	(7)

						$4,095	$77,615	$2,594	$(12,107)

Total Swap Agreements						$87,873	$118,210	$3,952	$(12,267)

*	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $338,396 and cash of $30,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017	AUD	70		$50	$0	$0
	01/2017	GBP	2,868		3,540	5	0
	01/2017	$	5,345	AUD	7,346	0	(44)
BOA	01/2017	JPY	177,295		$1,578	61	0
	01/2017	$	84,967	EUR	81,699	1,046	0
	02/2017	EUR	81,699		$85,086	0	(1,042)
BPS	01/2017		81,699		86,653	640	0
	01/2017	GBP	51,430		64,311	924	0
	02/2017	MXN	92,801		4,481	29	0
	02/2017	$	560	MXN	10,732	0	(46)
	02/2017	ZAR	11,802		$819	0	(35)
BRC	02/2017	$	3,083	MXN	63,648	0	(30)
	02/2017		202	ZAR	2,764	0	(2)
CBK	01/2017	AUD	600		$435	2	0
	02/2017	$	1,412	MXN	28,939	0	(23)
	02/2017		149	ZAR	2,130	5	0
DUB	02/2017	MXN	70,204		$3,659	291	0
	02/2017	PLN	112,335		28,715	1,887	0
	02/2017	$	1,791	MXN	34,159	0	(152)
FBF	02/2017	MXN	450,238		$21,458	37	(180)
GLM	02/2017	$	1,204	MXN	24,783	0	(15)
	02/2017	ZAR	13,525		$935	0	(44)
HUS	01/2017	AUD	175		126	0	0
	01/2017	$	1,805	JPY	207,900	0	(26)
	02/2017		1,439	MXN	30,039	2	0
JPM	01/2017	AUD	6,501		$4,797	106	0
	02/2017	GBP	2,673		3,311	14	0
	02/2017	MXN	109,920		5,269	0	(5)
	02/2017	$	4,575	MXN	94,577	2	(40)
	02/2017		826	ZAR	11,593	15	(2)
	02/2017	ZAR	147,802		$10,707	13	0
MSB	02/2017	$	16,703	MXN	352,909	228	0
	02/2017		507	ZAR	7,256	19	(1)
RBC	02/2017	MXN	5		$0	0	0
	02/2017	$	1,217	MXN	24,315	0	(50)
SCX	01/2017		1,150	GBP	904	0	(36)

Total Forward Foreign Currency Contracts						$5,326	$(1,773)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019	$50,000	$3,840	$6,898
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019	125,000	11,250	17,097
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	400	42	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	126,500	5,988	7,382
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	96,800	4,646	10,992
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	23,100	1,425	87
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	273,100	1,116	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	7,178
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	5,241
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	1,369
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	77,300	6,768	4,187
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	10,600	957	1,119
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	86,900	6,083	327
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	90,100	8,131	4,880
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	167,450	15,625	8,865
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	161,800	14,966	8,513
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	19,875
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	7,369
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	70,800	3,767	8,040
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019	143,200	7,393	15,964

							$119,485	$135,410

Total Purchased Options							$119,485	$135,410

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-27 5-Year Index	Sell	0.900%	02/15/2017		$235,000	$(476)	$(81)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017	EUR	35,500	(63)	(9)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		157,700	(307)	(28)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		30,200	(54)	(4)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		85,500	(184)	(23)
GST	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		138,600	(246)	(25)
JPM	Put - OTC CDX.IG-27 5-Year Index	Sell	0.950	02/15/2017		$75,000	(151)	(21)

							$(1,481)	$(191)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(1)

						$(431)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$255,000	$(4,000)	$(9,459)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(22,320)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	1,800	(42)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(9,816)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	486,000	(4,732)	(13,714)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	98,000	(1,519)	(40)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(8,708)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(6,360)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	(1,365)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	59,400	(1,117)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	42,200	(301)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	42,200	(338)	(442)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(4,061)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	118,900	(2,316)	(3,187)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	354,200	(6,358)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(4,737)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,843)	(17,313)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(26,507)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(9,308)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,076,000	(11,231)	(30,362)

							$(123,254)	$(167,878)

Total Written Options							$(125,166)	$(168,070)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.480%		$9,750	$(280)	$86	$0	$(194)
	Italy Government International Bond	1.000	12/20/2018	0.913		21,400	(567)	612	45	0
	Italy Government International Bond	1.000	09/20/2019	1.081		60,400	186	(292)	0	(106)
	Italy Government International Bond	1.000	03/20/2020	1.169		29,604	(62)	(82)	0	(144)
	Italy Government International Bond	1.000	06/20/2020	1.214		30,950	10	(218)	0	(208)
	Mexico Government International Bond	1.000	06/20/2021	1.407		28,300	(651)	175	0	(476)
	Mexico Government International Bond	1.000	12/20/2021	1.545		17,700	(563)	121	0	(442)
	Spain Government International Bond	1.000	06/20/2019	0.441		37,600	75	452	527	0
	Spain Government International Bond	1.000	12/20/2019	0.493		50,000	138	620	758	0
BPS	China Government International Bond	1.000	09/20/2020	0.911		12,850	(93)	139	46	0
	China Government International Bond	1.000	12/20/2020	0.958		10,000	(147)	167	20	0
	Colombia Government International Bond	1.000	06/20/2021	1.480		9,750	(248)	54	0	(194)
	Mexico Government International Bond	1.000	12/20/2021	1.545		11,300	(349)	67	0	(282)
	Petrobras Global Finance BV	1.000	06/20/2018	2.166		33,600	(489)	(66)	0	(555)
	Petrobras Global Finance BV	1.000	09/20/2019	3.309		38,000	(1,218)	(1,036)	0	(2,254)
	Santander Issuances S.A.U.	1.000	12/20/2019	1.933	EUR	13,100	(400)	28	0	(372)
	Spain Government International Bond	1.000	09/20/2021	0.691		$100	1	0	1	0
	Tesco PLC	1.000	06/20/2019	0.992	EUR	17,300	(26)	37	11	0
BRC	Brazil Government International Bond	1.000	03/20/2020	1.764		$4,625	(300)	192	0	(108)
	Colombia Government International Bond	1.000	06/20/2021	1.480		31,700	(865)	234	0	(631)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699		2,000	4	18	22	0
	Indonesia Government International Bond	1.000	12/20/2021	1.560		13,100	(395)	62	0	(333)
	Italy Government International Bond	1.000	12/20/2018	0.913		10,600	(301)	323	22	0
	Italy Government International Bond	1.000	03/20/2020	1.169		14,700	(16)	(55)	0	(71)
	Italy Government International Bond	1.000	06/20/2020	1.214		3,600	4	(28)	0	(24)
	Mexico Government International Bond	1.000	06/20/2021	1.407		23,750	(609)	209	0	(400)
	Mexico Government International Bond	1.000	12/20/2021	1.545		17,700	(571)	129	0	(442)
	Mexico Government International Bond	1.000	09/20/2022	1.710		9,900	(314)	(51)	0	(365)
	Petrobras Global Finance BV	1.000	06/20/2020	3.905		7,000	(606)	(43)	0	(649)
	Spain Government International Bond	1.000	06/20/2019	0.441		50,000	100	601	701	0
	Tesco PLC	1.000	09/20/2019	1.079	EUR	2,500	13	(18)	0	(5)
	Tesco PLC	1.000	12/20/2019	1.150		5,700	(19)	(5)	0	(24)
CBK	Credit Suisse Group Finance	1.000	06/20/2017	0.504		4,700	9	5	14	0
	Italy Government International Bond	1.000	12/20/2018	0.913		$13,400	(416)	444	28	0
	Italy Government International Bond	1.000	03/20/2020	1.169		114,500	109	(665)	0	(556)
	Mexico Government International Bond	1.000	03/20/2019	0.796		15,400	30	45	75	0
	South Africa Government International Bond	1.000	06/20/2021	1.949		1,000	(75)	36	0	(39)
	Spain Government International Bond	1.000	06/20/2019	0.441		42,650	107	491	598	0
	Spain Government International Bond	1.000	03/20/2020	0.527		900	6	8	14	0
	Spain Government International Bond	1.000	06/20/2020	0.557		1,600	14	11	25	0
	Tesco PLC	1.000	06/20/2019	0.992	EUR	7,500	(4)	9	5	0
DUB	Brazil Government International Bond	1.000	06/20/2017	0.648		$10,500	(15)	37	22	0
	Indonesia Government International Bond	1.000	12/20/2021	1.560		14,700	(424)	50	0	(374)
	Italy Government International Bond	1.000	03/20/2019	0.981		39,000	(379)	410	31	0
	Italy Government International Bond	1.000	06/20/2019	1.036		134,400	178	(243)	0	(65)
	Italy Government International Bond	1.000	09/20/2019	1.081		70,100	(161)	38	0	(123)
	Mexico Government International Bond	1.000	12/20/2018	0.708		2,500	0	15	15	0
	Mexico Government International Bond	1.000	03/20/2019	0.796		19,400	(26)	120	94	0
	Mexico Government International Bond	1.000	06/20/2021	1.407		21,250	(543)	185	0	(358)
	Mexico Government International Bond	1.000	12/20/2021	1.545		12,750	(400)	82	0	(318)
	Spain Government International Bond	1.000	06/20/2019	0.441		44,100	77	541	618	0
	Tesco PLC	1.000	06/20/2019	0.992	EUR	18,000	(20)	31	11	0
FBF	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.699		$5,800	0	65	65	0
	Mexico Government International Bond	1.000	06/20/2021	1.407		3,900	(102)	36	0	(66)
GST	China Government International Bond	1.000	06/20/2021	1.080		9,500	(67)	38	0	(29)
	Italy Government International Bond	1.000	12/20/2018	0.913		27,600	(727)	784	57	0
	Italy Government International Bond	1.000	03/20/2020	1.169		55,000	53	(320)	0	(267)
	Italy Government International Bond	1.000	06/20/2020	1.214		23,550	0	(158)	0	(158)
	Mexico Government International Bond	1.000	06/20/2021	1.407		1,350	(36)	13	0	(23)
	Mexico Government International Bond	1.000	12/20/2021	1.545		30,000	(980)	231	0	(749)
	Petrobras Global Finance BV	1.000	09/20/2019	3.309		800	(27)	(21)	0	(48)
	Petrobras Global Finance BV	1.000	12/20/2019	3.483		700	(48)	0	0	(48)
	Petroleos Mexicanos	1.000	06/20/2021	2.796		5,400	(469)	74	0	(395)
	Tesco PLC	1.000	09/20/2019	1.079	EUR	2,500	14	(19)	0	(5)

HUS	Brazil Government International Bond	1.000	06/20/2017	0.648	$26,700	(37)	92	55	0
	China Government International Bond	1.000	09/20/2020	0.911	35,900	(78)	206	128	0
	China Government International Bond	1.000	06/20/2021	1.080	6,300	(55)	36	0	(19)
	Colombia Government International Bond	1.000	06/20/2021	1.480	7,100	(205)	64	0	(141)
	Italy Government International Bond	1.000	06/20/2019	1.036	123,100	(712)	653	0	(59)
	Italy Government International Bond	1.000	06/20/2020	1.214	4,000	(4)	(23)	0	(27)
	Mexico Government International Bond	1.000	03/20/2019	0.796	16,400	4	76	80	0
	Mexico Government International Bond	1.000	09/20/2020	1.182	49,950	(641)	335	0	(306)
	Petrobras Global Finance BV	1.000	06/20/2019	3.095	8,700	(317)	(111)	0	(428)
	Spain Government International Bond	1.000	12/20/2019	0.493	43,800	107	557	664	0
	Spain Government International Bond	1.000	06/20/2020	0.557	10,950	92	76	168	0
JPM	Brazil Government International Bond	1.000	12/20/2017	0.788	2,800	(74)	81	7	0
	China Government International Bond	1.000	09/20/2020	0.911	8,400	(3)	33	30	0
	China Government International Bond	1.000	06/20/2021	1.080	22,500	(107)	39	0	(68)
	Colombia Government International Bond	1.000	06/20/2021	1.480	13,250	(333)	69	0	(264)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	10,000	31	78	109	0
	Italy Government International Bond	1.000	06/20/2020	1.214	50,000	50	(386)	0	(336)
	Mexico Government International Bond	1.000	03/20/2019	0.796	52,300	99	155	254	0
	Mexico Government International Bond	1.000	06/20/2021	1.407	2,800	(44)	(3)	0	(47)
	Mexico Government International Bond	1.000	12/20/2021	1.545	4,700	(143)	26	0	(117)
	Spain Government International Bond	1.000	06/20/2019	0.441	4,300	10	50	60	0
	Spain Government International Bond	1.000	06/20/2020	0.557	9,750	76	74	150	0
	Williams Cos., Inc.	1.000	09/20/2019	1.286	3,800	5	(32)	0	(27)
MYC	China Government International Bond	1.000	06/20/2021	1.080	12,200	(83)	46	0	(37)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.725	10,000	32	77	109	0
	Italy Government International Bond	1.000	12/20/2018	0.913	14,400	(379)	409	30	0
	Italy Government International Bond	1.000	03/20/2019	0.981	68,400	70	(15)	55	0
	Italy Government International Bond	1.000	06/20/2019	1.036	30,100	(128)	114	0	(14)
	Italy Government International Bond	1.000	09/20/2019	1.081	12,200	(73)	52	0	(21)
	Italy Government International Bond	1.000	06/20/2020	1.214	40,600	50	(323)	0	(273)
	Mexico Government International Bond	1.000	03/20/2019	0.796	8,950	16	27	43	0
	Petrobras Global Finance BV	1.000	03/20/2018	1.888	5,500	(63)	6	0	(57)
	Spain Government International Bond	1.000	06/20/2019	0.441	102,300	246	1,188	1,434	0
	Spain Government International Bond	1.000	09/20/2019	0.469	24,500	202	156	358	0
	Spain Government International Bond	1.000	12/20/2019	0.493	58,000	160	720	880	0
NGF	South Africa Government International Bond	1.000	06/20/2021	1.949	3,100	(230)	108	0	(122)
UAG	China Government International Bond	1.000	06/20/2021	1.080	7,600	(61)	38	0	(23)

						$(15,400)	$9,553	$8,439	$(14,286)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-27 5-Year Index	1.000%	12/20/2021	$64,500	$699	$287	$986	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(437)	190	0	(247)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	4,780	0	(1,394)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	1,495	0	(408)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	12,100	(449)	185	0	(264)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	23,800	(2,533)	1,197	0	(1,336)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	16,200	(3,160)	1,045	0	(2,115)
JPS	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	47,300	(4,330)	1,675	0	(2,655)
MEI	CMBX.NA.AAA.6 Index	0.500	05/11/2063	400	(4)	4	0	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	28,400	(1,590)	1,267	0	(323)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,000	(770)	321	0	(449)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	158	0	(39)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,400	(583)	247	0	(336)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	13,500	(1,188)	430	0	(758)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	20,100	(2,239)	1,111	0	(1,128)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	3,600	(574)	66	0	(508)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	12,600	(2,364)	719	0	(1,645)

					$(27,796)	$15,177	$986	$(13,605)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	3.535%	12/06/2021	CNY	370,000	$0	$(491)	$0	$(491)
	Pay	3-Month CNY-CNREPOFIX	3.721	12/19/2021		44,500	0	(8)	0	(8)
BOA	Pay	3-Month CNY-CNREPOFIX	3.560	12/05/2021		273,100	0	(321)	0	(321)
	Pay	3-Month CNY-CNREPOFIX	3.560	12/07/2021		2,300	0	(3)	0	(3)
BPS	Pay	3-Month CNY-CNREPOFIX	3.560	12/05/2021		348,900	0	(410)	0	(410)
	Pay	3-Month CNY-CNREPOFIX	3.540	12/06/2021		12,500	0	(16)	0	(16)
	Receive	CPTFEMU	0.995	12/08/2020	EUR	16,500	0	17	17	0
CBK	Pay	3-Month CNY-CNREPOFIX	3.385	11/18/2021	CNY	529,700	0	(1,186)	0	(1,186)
	Receive	CPTFEMU	1.005	12/15/2020	EUR	18,400	0	8	8	0
DBL	Receive	CPTFEMU	0.720	08/15/2020		2,000	(5)	26	21	0
DUB	Pay	3-Month CNY-CNREPOFIX	3.550	12/05/2021	CNY	400	0	0	0	0
	Pay	3-Month CNY-CNREPOFIX	3.580	12/07/2021		317,300	0	(332)	0	(332)
GLM	Pay	3-Month CNY-CNREPOFIX	3.500	12/12/2021		5,900	0	(9)	0	(9)
	Receive	CPTFEMU	0.680	08/15/2020	EUR	46,100	14	573	587	0
	Receive	CPTFEMU	1.005	12/15/2020		2,500	0	1	1	0
JPM	Pay	3-Month CNY-CNREPOFIX	3.550	12/05/2021	CNY	27,200	0	(34)	0	(34)
	Pay	3-Month CNY-CNREPOFIX	3.540	12/06/2021		37,600	0	(49)	0	(49)
	Pay	3-Month CNY-CNREPOFIX	3.500	12/12/2021		252,100	0	(395)	0	(395)
MYC	Receive	CPTFEMU	0.987	12/15/2020	EUR	51,800	0	74	74	0
SCX	Pay	3-Month CNY-CNREPOFIX	3.510	12/02/2021	CNY	355,400	0	(529)	0	(529)
	Pay	3-Month CNY-CNREPOFIX	3.570	12/06/2021		39,400	0	(44)	0	(44)
	Pay	3-Month CNY-CNREPOFIX	3.710	12/19/2021		377,600	0	(95)	0	(95)

							$9	$(3,223)	$708	$(3,922)

Total Swap Agreements							$(43,187)	$21,507	$10,133	$(31,813)

(k)	Securities with an aggregate market value of $53,743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$296,058	$276,810	$572,868
Corporate Bonds & Notes
Banking & Finance	0	4,141,230	23,991	4,165,221
Industrials	0	6,560,654	0	6,560,654
Utilities	0	2,363,222	0	2,363,222
Municipal Bonds & Notes
California	0	514,498	0	514,498
Georgia	0	64,613	0	64,613
Illinois	0	50,716	0	50,716
Indiana	0	2,221	0	2,221
Kentucky	0	471	0	471
Massachusetts	0	4,016	0	4,016
Mississippi	0	4,177	0	4,177
New Jersey	0	40,503	0	40,503
New York	0	158,261	0	158,261
Ohio	0	93,549	0	93,549
Pennsylvania	0	19,235	0	19,235
Tennessee	0	22,578	0	22,578
Texas	0	47,274	0	47,274
U.S. Government Agencies	0	1,400,979	0	1,400,979
U.S. Treasury Obligations	0	4,553,779	0	4,553,779
Non-Agency Mortgage-Backed Securities	0	25,379	0	25,379
Asset-Backed Securities	0	54,850	27,279	82,129
Sovereign Issues	0	182,525	0	182,525
Convertible Preferred Securities
Banking & Finance	0	24,043	0	24,043
Preferred Securities
Banking & Finance	21,302	17,209	0	38,511
Industrials	617	0	0	617
Real Estate	0	1,967	0	1,967
Utilities	13,720	14,095	0	27,815
Short-Term Instruments
Repurchase Agreements	0	140,152	0	140,152
U.S. Treasury Bills	0	99,010	0	99,010
	$35,639	$20,897,264	$328,080	$21,260,983

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$519,953	$0	$0	$519,953

Total Investments	$555,592	$20,897,264	$328,080	$21,780,936

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,245	3,952	0	5,197
Over the counter	0	150,869	0	150,869
	$1,245	$154,821	$0	$156,066

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(962)	(12,302)	0	(13,264)
Over the counter	0	(201,656)	0	(201,656)

	$(962)	$(213,958)	$0	$(214,920)

Total Financial Derivative Instruments	$283	$(59,137)	$0	$(58,854)

Totals	$555,875	$20,838,127	$328,080	$21,722,082

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$275,574	$32,104	$(29,461)	$(9)	$(5)	$(1,393)	$0	$0	$276,810	$(1,491)
Corporate Bonds & Notes
Banking & Finance	25,896	0	0	0	0	(1,905)	0	0	23,991	(1,905)
Asset-Backed Securities	8,007	0	(2,222)	0	0	103	21,391	0	27,279	65

Totals	$309,477	$32,104	$(31,683)	$(9)	$(5)	$(3,195)	$21,391	$0	$328,080	$(3,331)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$276,810	Proxy Pricing	Base Price	98.000 - 102.000
Corporate Bonds & Notes
Banking & Finance	23,991	Proxy Pricing	Base Price	102.667
Asset-Backed Securities	27,279	Third Party Vendor	Broker Quote	99.250 - 99.375

Total	$328,080

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.2%
CORPORATE BONDS & NOTES 35.9%
BANKING & FINANCE 21.8%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$488
2.500% due 10/30/2018	1,000	1,009
Air Lease Corp.
2.625% due 09/04/2018	905	912
American Express Co.
7.000% due 03/19/2018	1,200	1,275
American Express Credit Corp.
1.667% due 05/26/2020	720	724
American Honda Finance Corp.
1.500% due 03/13/2018	2,000	2,000
American International Group, Inc.
4.875% due 06/01/2022	138	151
Australia & New Zealand Banking Group Ltd.
1.658% due 09/23/2019	1,600	1,602
Bank of America Corp.
2.151% due 11/09/2020	1,000	987
5.700% due 01/24/2022	1,050	1,180
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	589
2.450% due 11/27/2020	140	140
2.500% due 04/15/2021	200	200
2.600% due 08/17/2020	410	413
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.492% due 03/05/2018	600	599
Barclays PLC
3.200% due 08/10/2021	900	890
3.250% due 01/12/2021	400	402
4.375% due 01/12/2026	300	304
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,248
CC Holdings GS LLC
3.849% due 04/15/2023	970	986
Citigroup, Inc.
1.750% due 05/01/2018	400	399
2.700% due 03/30/2021	2,000	1,996
Citizens Bank N.A.
2.500% due 03/14/2019	400	403
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	694
2.250% due 03/13/2019	1,500	1,506
Cooperatieve Rabobank UA
3.950% due 11/09/2022	1,000	1,029
Credit Agricole S.A.
4.375% due 03/17/2025	210	207
Credit Suisse AG
3.000% due 10/29/2021	610	616
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	400	403
3.800% due 06/09/2023	900	899
Deutsche Bank AG
4.250% due 10/14/2021	1,000	1,004
Ford Motor Credit Co. LLC
3.336% due 03/18/2021	400	403
8.125% due 01/15/2020	690	796
Goldman Sachs Group, Inc.
2.900% due 07/19/2018	1,000	1,014
4.000% due 03/03/2024	2,200	2,283
Guardian Life Global Funding
2.000% due 04/26/2021	700	683
HSBC Bank USA N.A.
6.000% due 08/09/2017	650	667
HSBC Holdings PLC
2.650% due 01/05/2022	900	880
3.600% due 05/25/2023	600	603
Jackson National Life Global Funding
1.875% due 10/15/2018	350	351
2.250% due 04/29/2021	200	197
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,668
2.400% due 06/07/2021	200	198
2.550% due 10/29/2020	550	549

LeasePlan Corp. NV
2.500% due 05/16/2018	400	401
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,202
Metropolitan Life Global Funding
1.423% due 12/19/2018	600	601
Morgan Stanley
3.700% due 10/23/2024	900	911
5.500% due 07/28/2021	1,400	1,552
7.300% due 05/13/2019	770	858
New York Life Global Funding
2.000% due 04/13/2021	1,000	982
PNC Bank N.A.
2.450% due 11/05/2020	280	280
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,471
QNB Finance Ltd.
3.375% due 02/22/2017	1,070	1,073
Santander Holdings USA, Inc.
2.380% due 11/24/2017	2,300	2,320
State Street Corp.
1.809% due 08/18/2020	520	527
Sumitomo Mitsui Banking Corp.
1.460% due 01/16/2018	700	701
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	885
Synchrony Financial
2.111% due 02/03/2020	450	445
Toyota Motor Credit Corp.
1.322% due 10/18/2019	700	704
U.S. Bank N.A.
1.184% due 01/26/2018	640	640
UBS AG
1.697% due 03/26/2018	460	462
1.800% due 03/26/2018	1,000	1,001
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	710	710
Vonovia Finance BV
3.200% due 10/02/2017	400	404
Waha Aerospace BV
3.925% due 07/28/2020	368	379
WEA Finance LLC
3.250% due 10/05/2020	400	407
Wells Fargo & Co.
2.282% due 03/04/2021	1,690	1,727

		57,190

INDUSTRIALS 12.4%
Abbott Laboratories
2.350% due 11/22/2019	700	701
AbbVie, Inc.
2.000% due 11/06/2018	1,000	1,003
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	774
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	99	112
American Airlines Pass-Through Trust
3.375% due 11/01/2028	465	458
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	916	922
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	996
Baidu, Inc.
2.250% due 11/28/2017	625	627
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	960
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	176	181
Daimler Finance North America LLC
1.650% due 05/18/2018	1,400	1,398
Delphi Automotive PLC
3.150% due 11/19/2020	400	407
Diamond Finance Corp.
5.450% due 06/15/2023	200	212
Dominion Gas Holdings LLC
2.800% due 11/15/2020	350	353
Energy Transfer Partners LP
6.125% due 02/15/2017	2,100	2,111
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	111
ERAC USA Finance LLC
6.375% due 10/15/2017	150	156
Flex Ltd.
4.625% due 02/15/2020	700	736

GATX Corp.
2.500% due 03/15/2019	800	800
Hyundai Capital America
2.400% due 10/30/2018	780	783
2.875% due 08/09/2018	100	101
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	1,100	1,107
KLA-Tencor Corp.
2.375% due 11/01/2017	350	352
Merck & Co., Inc.
1.257% due 02/10/2020	500	503
Nissan Motor Acceptance Corp.
1.477% due 09/13/2019	400	400
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	255	285
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,388
Oracle Corp.
1.900% due 09/15/2021	388	379
Petroleos Mexicanos
4.875% due 01/24/2022	200	201
5.500% due 01/21/2021	180	185
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	500	494
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,119
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	603
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,590
Telefonica Emisiones S.A.U.
1.648% due 06/23/2017	350	351
3.192% due 04/27/2018	700	710
5.134% due 04/27/2020	300	322
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	400	393
Time Warner Cable LLC
6.750% due 07/01/2018	800	854
UAL Pass-Through Trust
9.750% due 07/15/2018	48	48
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	500	497
2.450% due 11/20/2019	500	499
Wesfarmers Ltd.
1.874% due 03/20/2018	200	200
Woodside Finance Ltd.
8.750% due 03/01/2019	1,000	1,129

		32,511

UTILITIES 1.7%
AT&T, Inc.
3.000% due 06/30/2022	400	393
3.600% due 02/17/2023	350	353
5.875% due 10/01/2019	1,319	1,442
Electricite de France S.A.
2.350% due 10/13/2020	370	366
Enel Finance International NV
5.125% due 10/07/2019	700	748
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	500	534
Progress Energy, Inc.
4.400% due 01/15/2021	92	98
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	520
Verizon Communications, Inc.
2.709% due 09/14/2018	30	31

		4,485

Total Corporate Bonds & Notes (Cost $94,319)		94,186

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.4%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	310	312
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	339

University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	251

		902

COLORADO 0.2%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	486

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	276

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	340	345

MASSACHUSETTS 0.3%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	810

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	529

WASHINGTON 0.5%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	789
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	554

		1,343

Total Municipal Bonds & Notes (Cost $4,685)		4,691

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.977% due 12/25/2046	3,915	3,909
0.983% due 10/25/2046	3,721	3,715
1.250% due 08/23/2019	500	497
1.875% due 09/18/2018	1,540	1,558
2.543% due 07/01/2034	338	356
2.753% due 10/01/2037	314	332
3.980% due 07/01/2021	710	759
5.500% due 04/01/2034 - 04/01/2039	404	453
Fannie Mae, TBA
2.500% due 02/01/2032	4,500	4,500
3.000% due 02/01/2032 - 02/01/2047	17,600	17,651
4.000% due 01/01/2047 - 02/01/2047	4,500	4,727
Federal Home Loan Bank
0.875% due 08/05/2019	750	739
Freddie Mac
0.883% due 10/15/2037	3,722	3,702
1.000% due 03/08/2017	4,910	4,914
1.207% due 07/15/2041	4,500	4,541
2.787% due 06/01/2037	471	498

Total U.S. Government Agencies (Cost $52,546)		52,851

U.S. TREASURY OBLIGATIONS 22.9%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	1,125	1,128
0.375% due 07/15/2023	1,184	1,196
0.375% due 07/15/2025	102	101
1.750% due 01/15/2028	173	193
2.000% due 01/15/2026	61	69
U.S. Treasury Notes
0.625% due 08/31/2017 (g)	1,690	1,689
0.625% due 09/30/2017	7,640	7,630
1.000% due 11/30/2018	25,500	25,416
1.000% due 11/15/2019	14,400	14,222
1.375% due 08/31/2023	2,600	2,460
2.125% due 08/15/2021	6,100	6,153

Total U.S. Treasury Obligations (Cost $60,418)		60,257

ASSET-BACKED SECURITIES 2.6%
Capital One Multi-Asset Execution Trust
1.154% due 02/15/2022	900	904
Chase Issuance Trust
1.360% due 04/15/2020	260	260

Citibank Credit Card Issuance Trust
1.094% due 09/10/2020	310	311
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	273	273
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	1,000	998
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	82	82
1.040% due 04/18/2019	1,000	998
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	1,000	999
Navient Student Loan Trust
1.076% due 07/25/2030	153	153
Nissan Auto Lease Trust
1.180% due 12/15/2017	216	217
SLC Student Loan Trust
1.053% due 06/15/2024	111	111
1.063% due 09/15/2026	314	311
1.800% due 11/25/2042	642	643
SLM Student Loan Trust
0.972% due 07/25/2019	88	88
0.982% due 10/27/2025	68	68
0.992% due 07/27/2026	133	132
1.092% due 04/25/2023	149	148
South Carolina Student Loan Corp.
1.681% due 03/02/2020	93	93
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	43	43

Total Asset-Backed Securities (Cost $6,827)		6,832

SOVEREIGN ISSUES 0.8%
Korea Development Bank
1.500% due 01/22/2018	1,230	1,226
Mexico Government International Bond
5.125% due 01/15/2020	260	280
Qatar Government International Bond
5.250% due 01/20/2020	640	691

Total Sovereign Issues (Cost $2,205)		2,197

SHORT-TERM INSTRUMENTS 30.1%
CERTIFICATES OF DEPOSIT 2.2%
Barclays Bank PLC
1.751% due 09/08/2017	2,800	2,805
Mizuho Bank Ltd.
1.653% due 12/12/2017	2,400	2,401
Norinchukin Bank
1.589% due 10/12/2017	600	601

		5,807

COMMERCIAL PAPER 3.8%
Abbey National Treasury Services PLC
1.372% due 07/13/2017	2,000	1,987
Bank of Nova Scotia
1.241% due 06/01/2017	2,000	1,990
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.393% due 07/14/2017	1,000	993
BNP Paribas New York
1.352% due 07/14/2017	2,000	1,986
Natixis NY
1.372% due 07/14/2017	2,000	1,986
Standard Chartered Bank
1.466% due 07/14/2017	1,000	993

		9,935

REPURCHASE AGREEMENTS (e) 3.7%		9,695

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.507% due 01/18/2017 (b)(c)	1,000	1,000

U.S. TREASURY BILLS 20.0%
0.388% due 01/12/2017 - 03/09/2017 (a)(b)(g)	52,700	52,668

Total Short-Term Instruments (Cost $79,103)		79,105

Total Investments in Securities (Cost $300,103)		300,119

Total Investments 114.2% (Cost $300,103)		$300,119
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		(57)
Other Assets and Liabilities, net (14.2)%		(37,346)

Net Assets 100.0%		$262,716

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.470%	12/30/2016	01/03/2017	$3,900	U.S. Treasury Notes 2.000% due 08/15/2025	$(3,989)	$3,900	$3,900
JPS	0.610	12/30/2016	01/03/2017	5,200	Ginnie Mae 3.000% due 04/20/2046	(5,475)	5,200	5,201
SSB	0.010	12/30/2016	01/03/2017	595	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(611)	595	595

Total Repurchase Agreements						$(10,075)	$9,695	$9,696

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.755%	$1,300	$14	$0	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836	1,600	13	1	0	0
Kinder Morgan, Inc.	1.000	12/20/2021	1.316	900	(13)	17	0	0
MetLife, Inc.	1.000	12/20/2021	0.930	1,400	6	25	0	0
Prudential Financial, Inc.	1.000	06/20/2021	0.757	1,400	14	6	0	(1)

					$34	$49	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$4,000	$62	$15	$1	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/17/2017	$44,800	$48	$(129)	$0	$0
Pay	3-Month USD-LIBOR	1.250	06/15/2018	40,600	(32)	(241)	0	0
Receive	3-Month USD-LIBOR	1.250	12/21/2018	16,400	(64)	(52)	2	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026	15,700	876	622	0	(54)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	600	50	115	0	(5)

					$878	$315	$2	$(59)

Total Swap Agreements					$974	$379	$3	$(60)

(g)	Securities with an aggregate market value of $1,981 and cash of $1,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,190	$0	$57,190
Industrials	0	32,511	0	32,511
Utilities	0	4,485	0	4,485
Municipal Bonds & Notes
California	0	902	0	902
Colorado	0	486	0	486
District of Columbia	0	276	0	276
Georgia	0	345	0	345
Massachusetts	0	810	0	810
New York	0	529	0	529
Washington	0	1,343	0	1,343
U.S. Government Agencies	0	52,851	0	52,851
U.S. Treasury Obligations	0	60,257	0	60,257
Asset-Backed Securities	0	6,832	0	6,832
Sovereign Issues	0	2,197	0	2,197
Short-Term Instruments
Certificates of Deposit	0	5,807	0	5,807
Commercial Paper	0	9,935	0	9,935
Repurchase Agreements	0	9,695	0	9,695
Short-Term Notes	0	1,000	0	1,000
U.S. Treasury Bills	0	52,668	0	52,668

Total Investments	$0	$300,119	$0	$300,119

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(60)	$0	$(60)

Total Financial Derivative Instruments	$0	$(57)	$0	$(57)

Totals	$0	$300,062	$0	$300,062

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.5%
CORPORATE BONDS & NOTES 34.7%
BANKING & FINANCE 23.1%
ABN AMRO Bank NV
2.500% due 10/30/2018	$4,000	$4,034
4.750% due 07/28/2025	1,500	1,523
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,596
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,612
3.000% due 09/15/2023	300	287
American Express Bank FSB
6.000% due 09/13/2017	615	634
American Express Credit Corp.
1.396% due 08/15/2019	5,200	5,212
1.457% due 10/30/2019	5,000	5,011
1.543% due 03/18/2019	500	501
American Honda Finance Corp.
1.500% due 03/13/2018	6,000	5,999
American International Group, Inc.
3.900% due 04/01/2026	300	305
4.125% due 02/15/2024	1,150	1,197
American Tower Corp.
3.400% due 02/15/2019	500	511
Australia & New Zealand Banking Group Ltd.
1.658% due 09/23/2019	8,100	8,113
Aviation Capital Group Corp.
4.625% due 01/31/2018	200	206
Bank of America Corp.
3.300% due 01/11/2023	2,750	2,760
4.000% due 04/01/2024	1,600	1,651
4.125% due 01/22/2024	4,000	4,159
5.700% due 01/24/2022	200	225
7.625% due 06/01/2019	2,700	3,035
Bank of New York Mellon Corp.
1.776% due 08/17/2020	250	254
2.500% due 04/15/2021	200	200
Bank One Corp.
7.625% due 10/15/2026	3,000	3,812
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	199
Barclays Bank PLC
10.179% due 06/12/2021	400	497
Barclays PLC
3.200% due 08/10/2021	5,900	5,837
3.250% due 01/12/2021	2,000	2,008
4.375% due 01/12/2026	1,500	1,522
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,343
BNP Paribas S.A.
4.375% due 09/28/2025	2,800	2,785
5.000% due 01/15/2021	2,750	2,999
BPCE S.A.
4.000% due 04/15/2024	350	364
4.625% due 07/11/2024	350	346
5.700% due 10/22/2023	1,300	1,370
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,017
Citigroup, Inc.
1.750% due 05/01/2018	4,315	4,307
2.350% due 08/02/2021	1,000	978
2.500% due 09/26/2018	4,000	4,039
3.400% due 05/01/2026	1,500	1,458
3.750% due 06/16/2024	300	306
4.500% due 01/14/2022	850	906
Citizens Bank N.A.
2.500% due 03/14/2019	3,350	3,376
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,049
Cooperatieve Rabobank UA
3.950% due 11/09/2022	6,000	6,173
4.625% due 12/01/2023	2,600	2,737
Corp. Andina de Fomento
5.750% due 01/12/2017	36	36
8.125% due 06/04/2019	85	96

Credit Agricole S.A.
4.375% due 03/17/2025	3,900	3,838
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,037
3.625% due 09/09/2024	800	805
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	302
3.800% due 06/09/2023	8,400	8,393
Deutsche Bank AG
4.250% due 10/14/2021	5,400	5,422
DNB Bank ASA
3.200% due 04/03/2017	500	502
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	652	679
Duke Realty LP
3.875% due 02/15/2021	1,000	1,042
European Investment Bank
2.000% due 03/15/2021	3,200	3,186
Ford Motor Credit Co. LLC
3.000% due 06/12/2017	1,700	1,710
3.336% due 03/18/2021	2,700	2,719
3.664% due 09/08/2024	1,100	1,074
4.375% due 08/06/2023	1,400	1,445
8.125% due 01/15/2020	800	923
Goldman Sachs Group, Inc.
2.537% due 11/29/2023	1,040	1,073
3.625% due 01/22/2023	2,300	2,350
4.000% due 03/03/2024	11,600	12,039
5.250% due 07/27/2021	1,250	1,370
5.750% due 01/24/2022	1,250	1,405
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	8,949
4.000% due 03/30/2022	800	827
4.250% due 08/18/2025	3,500	3,534
ING Bank NV
2.625% due 12/05/2022	6,450	6,412
5.800% due 09/25/2023	500	550
Intesa Sanpaolo SpA
2.375% due 01/13/2017	200	200
Itau CorpBanca
3.875% due 09/22/2019	900	929
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,303
2.250% due 04/29/2021	500	493
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,796
3.625% due 05/13/2024	400	407
4.250% due 10/15/2020	200	212
4.400% due 07/22/2020	2,600	2,761
KFW
1.500% due 02/06/2019	1,450	1,449
LeasePlan Corp. NV
2.500% due 05/16/2018	2,400	2,404
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	6,010
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,200	1,215
4.582% due 12/10/2025	3,800	3,820
MassMutual Global Funding
2.500% due 10/17/2022	800	785
Mitsubishi UFJ Financial Group, Inc.
2.017% due 09/13/2021	3,300	3,307
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	198
Morgan Stanley
3.700% due 10/23/2024	10,800	10,934
3.750% due 02/25/2023	400	411
4.000% due 07/23/2025	2,850	2,923
5.500% due 07/24/2020	3,000	3,286
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	495
PNC Bank N.A.
2.450% due 11/05/2020	1,000	1,002
Prologis LP
4.250% due 08/15/2023	1,100	1,168
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,868
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,708
Santander Holdings USA, Inc.
2.380% due 11/24/2017	3,000	3,026
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,300	1,272
Santander UK PLC
2.439% due 03/14/2019	1,000	1,013
5.000% due 11/07/2023	2,500	2,552

Simon Property Group LP
3.375% due 10/01/2024	900	909
Societe Generale S.A.
2.206% due 04/08/2021	900	916
Sumitomo Mitsui Banking Corp.
1.306% due 01/10/2017	900	900
1.460% due 01/16/2018	850	851
1.950% due 07/23/2018	2,000	1,999
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	5,999
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,477
2.250% due 03/15/2021	1,200	1,193
Toyota Motor Credit Corp.
1.322% due 10/18/2019	4,300	4,323
U.S. Bank N.A.
1.184% due 01/26/2018	500	500
UBS AG
1.542% due 08/14/2019	300	301
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021	3,000	3,002
4.125% due 09/24/2025	8,100	8,260
Waha Aerospace BV
3.925% due 07/28/2020	80	82
WEA Finance LLC
3.250% due 10/05/2020	500	509
Wells Fargo & Co.
2.282% due 03/04/2021	1,500	1,533
3.000% due 04/22/2026	1,800	1,717
3.300% due 09/09/2024	5,000	4,948
3.550% due 09/29/2025	1,200	1,198

		289,735

INDUSTRIALS 9.0%
Abbott Laboratories
2.350% due 11/22/2019	700	701
AbbVie, Inc.
2.300% due 05/14/2021	300	294
2.850% due 05/14/2023	200	194
2.900% due 11/06/2022	2,700	2,667
3.200% due 11/06/2022	400	400
3.600% due 05/14/2025	2,700	2,676
Actavis Funding SCS
2.350% due 03/12/2018	200	201
3.800% due 03/15/2025	4,950	4,958
3.850% due 06/15/2024	150	151
Altria Group, Inc.
2.850% due 08/09/2022	600	601
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,984	1,957
5.250% due 07/31/2022	296	316
Amgen, Inc.
2.700% due 05/01/2022	100	99
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	100	104
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	865
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	4,000	4,028
7.750% due 01/15/2019	500	557
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,594
Apple, Inc.
2.850% due 05/06/2021	850	870
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,553
Boston Scientific Corp.
2.650% due 10/01/2018	200	202
Cigna Corp.
5.125% due 06/15/2020	800	867
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	508	520
4.750% due 07/12/2022	554	586
CVS Pass-Through Trust
7.507% due 01/10/2032	1,463	1,783
Daimler Finance North America LLC
1.650% due 03/02/2018	3,000	2,996
2.375% due 08/01/2018	3,790	3,819
Delphi Automotive PLC
3.150% due 11/19/2020	700	711
Diamond Finance Corp.
5.450% due 06/15/2023	2,100	2,228
eBay, Inc.
2.500% due 03/09/2018	1,150	1,160

El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,715
Energy Transfer Partners LP
2.500% due 06/15/2018	200	201
6.700% due 07/01/2018	510	542
Enterprise Products Operating LLC
2.550% due 10/15/2019	100	101
ERAC USA Finance LLC
6.375% due 10/15/2017	500	518
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	400	390
3.000% due 08/15/2026	1,500	1,411
GATX Corp.
2.500% due 03/15/2019	1,900	1,901
General Electric Co.
1.261% due 05/05/2026	1,000	969
2.700% due 10/09/2022	3,741	3,739
Home Depot, Inc.
2.625% due 06/01/2022	200	201
Hyundai Capital America
2.875% due 08/09/2018	500	506
Johnson & Johnson
2.050% due 03/01/2023	1,200	1,167
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,534
5.950% due 02/15/2018	200	209
6.850% due 02/15/2020	1,300	1,449
9.000% due 02/01/2019	400	451
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,218
3.950% due 07/15/2025	2,600	2,635
Medtronic, Inc.
3.500% due 03/15/2025	1,100	1,132
Nissan Motor Acceptance Corp.
1.477% due 09/13/2019	1,600	1,598
2.000% due 03/08/2019	400	399
2.350% due 03/04/2019	683	686
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	889	993
Oracle Corp.
3.400% due 07/08/2024	5,000	5,094
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,519
Petroleos Mexicanos
4.875% due 01/24/2022	2,800	2,815
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,039
QUALCOMM, Inc.
3.000% due 05/20/2022	350	355
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,087
Roche Holdings, Inc.
2.875% due 09/29/2021	900	915
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,917
SBA Tower Trust
2.877% due 07/15/2021	3,250	3,226
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,200	3,160
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	200	201
Sky PLC
9.500% due 11/15/2018	500	567
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,000	2,009
Sunoco, Inc.
5.750% due 01/15/2017	500	501
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	300	304
5.134% due 04/27/2020	5,500	5,894
Tencent Holdings Ltd.
3.375% due 05/02/2019	1,250	1,279
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	2,700	2,653
2.800% due 07/21/2023	300	284
Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023	500	492
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,730
3.875% due 10/15/2020	427	450
Viacom, Inc.
2.750% due 12/15/2019	1,900	1,898
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	600	597
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,330

Walgreens Boots Alliance, Inc.
3.100% due 06/01/2023	1,500	1,491
3.800% due 11/18/2024	500	509
Wesfarmers Ltd.
1.874% due 03/20/2018	900	899

		112,538

UTILITIES 2.6%
AT&T, Inc.
2.800% due 02/17/2021	6,000	5,953
3.000% due 06/30/2022	2,900	2,847
3.600% due 02/17/2023	700	706
3.800% due 03/15/2022	150	154
4.450% due 04/01/2024	300	313
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,480
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,200	1,189
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,203
2.350% due 10/13/2020	1,700	1,683
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	3,500	3,736
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	108
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	77
3.250% due 06/15/2023	373	381
PECO Energy Co.
2.375% due 09/15/2022	1,000	982
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	171	180
Shell International Finance BV
1.352% due 05/11/2020	1,600	1,602
1.875% due 05/10/2021	1,100	1,075
Verizon Communications, Inc.
5.150% due 09/15/2023	6,550	7,245

		32,914

Total Corporate Bonds & Notes (Cost $439,056)		435,187

MUNICIPAL BONDS & NOTES 2.9%
ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,257

CALIFORNIA 1.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,582
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	2,029
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	875
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	461
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	784
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,514

		15,245

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,058

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,097

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,783

NEVADA 0.1%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	653

NEW YORK 0.5%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,020
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	536
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,006
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,829

		6,391

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	112

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,234
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,543

		4,777

UTAH 0.1%
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	790
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	200	211

		1,001

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	1,260	1,273
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	1,000	1,108

		2,381

Total Municipal Bonds & Notes (Cost $36,898)		36,755

U.S. GOVERNMENT AGENCIES 48.8%
Fannie Mae
0.977% due 12/25/2046	17,130	17,103
0.983% due 07/25/2046 - 10/25/2046	19,251	19,221
1.000% due 10/24/2019	40,000	39,443
1.006% due 11/25/2045	1,015	1,007
1.056% due 12/25/2045	611	608
1.106% due 03/25/2046	1,129	1,125
1.326% due 06/25/2041	622	624
1.436% due 02/25/2041	535	541
1.486% due 06/25/2040	1,079	1,093
1.506% due 05/25/2040	264	267
2.543% due 07/01/2034	965	1,016
2.753% due 10/01/2037	943	998
3.000% due 04/01/2043	1,423	1,422
3.500% due 03/01/2024 - 08/01/2045	7,388	7,596
3.820% due 09/01/2021	1,909	2,031
3.980% due 07/01/2021	2,500	2,674
5.000% due 04/01/2023 - 11/01/2044	10,390	11,333
5.500% due 04/01/2023 - 02/01/2042	8,002	8,917
Fannie Mae, TBA
2.500% due 01/01/2032 - 02/01/2032	37,000	37,029
3.000% due 02/01/2032 - 02/01/2047	126,400	127,002
3.500% due 01/01/2047 - 02/01/2047	66,000	67,546
4.000% due 01/01/2047 - 02/01/2047	60,000	63,004
Federal Home Loan Bank
0.875% due 10/01/2018 - 08/05/2019	12,400	12,313
Freddie Mac
0.883% due 10/15/2037	18,848	18,746
1.000% due 07/15/2041	18,000	18,164
1.004% due 09/15/2035	41	41
1.104% due 02/15/2041	481	480
1.150% due 09/14/2018	2,600	2,596
1.154% due 04/15/2041	195	195
1.174% due 11/15/2036	225	225
1.250% due 08/01/2019	1,100	1,095
1.254% due 04/15/2041	1,158	1,168
3.500% due 06/01/2044 - 03/01/2046	5,783	5,924
Freddie Mac, TBA
3.000% due 01/01/2047 - 02/01/2047	110,000	109,027

Ginnie Mae
3.500% due 09/20/2045	9,105	9,471
Ginnie Mae, TBA
4.000% due 01/01/2047 - 02/01/2047	19,300	20,479

Total U.S. Government Agencies (Cost $609,616)		611,524

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026	11,193	10,829
1.750% due 01/15/2028	462	516
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,782
0.875% due 01/31/2017	2,300	2,301
0.875% due 09/15/2019	6,900	6,807
1.125% due 02/28/2021	23,400	22,752
1.125% due 08/31/2021	15,500	14,964
1.500% due 08/31/2018 (g)	5,800	5,836
1.750% due 11/30/2021	31,000	30,742
2.000% due 10/31/2021	72,200	72,350

Total U.S. Treasury Obligations (Cost $196,386)		192,879

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	301
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	247
2.991% due 02/15/2048	250	253
3.306% due 05/15/2048	250	256

Total Non-Agency Mortgage-Backed Securities (Cost $1,060)		1,057

ASSET-BACKED SECURITIES 2.7%
Capital One Multi-Asset Execution Trust
1.154% due 02/15/2022	2,500	2,511
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,200
1.840% due 04/15/2022	1,700	1,692
Citibank Credit Card Issuance Trust
1.094% due 09/10/2020	1,550	1,556
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	1,154	1,154
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	6,000	5,988
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	321	321
1.040% due 04/18/2019	6,000	5,986
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	6,000	5,993
Navient Student Loan Trust
1.076% due 07/25/2030	742	741
Nissan Auto Lease Trust
1.180% due 12/15/2017	805	806
SLC Student Loan Trust
1.053% due 06/15/2024	523	522
1.063% due 09/15/2026	1,386	1,374
1.800% due 11/25/2042	1,964	1,968
SLM Student Loan Trust
0.972% due 07/25/2019	424	424
0.982% due 10/27/2025	333	332
0.992% due 07/27/2026	649	647
1.092% due 04/25/2023	715	713
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	165	165

Total Asset-Backed Securities (Cost $34,098)		34,093

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
1.750% due 02/27/2018	300	300

Total Sovereign Issues (Cost $300)		300

SHORT-TERM INSTRUMENTS 30.9%
CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.751% due 09/08/2017	8,000	8,013

Mizuho Bank Ltd.
1.653% due 12/12/2017	11,600	11,605

		19,618

COMMERCIAL PAPER 4.3%
Abbey National Treasury Services PLC
1.289% due 07/20/2017	2,700	2,681
1.372% due 07/13/2017	7,000	6,954
Bank of Nova Scotia
1.241% due 06/01/2017	11,000	10,946
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.393% due 07/14/2017	8,000	7,943
BNP Paribas New York
1.352% due 07/14/2017	6,000	5,959
Credit Agricole
1.269% due 07/28/2017	5,800	5,757
Natixis NY
1.372% due 07/14/2017	9,000	8,936
Standard Chartered Bank
1.466% due 07/14/2017	5,000	4,963

		54,139

REPURCHASE AGREEMENTS (e) 2.2%
		26,965

SHORT-TERM NOTES 0.5%
Federal Home Loan Bank
0.497% due 01/13/2017 (b)(c)	5,500	5,500
0.507% due 01/06/2017 (b)(c)	400	400
Hewlett Packard Enterprise Co.
2.738% due 10/05/2017	250	252

		6,152

U.S. TREASURY BILLS 22.3%
0.394% due 01/12/2017 - 03/02/2017 (a)(b)(g)	280,019	279,876

Total Short-Term Instruments (Cost $386,753)		386,750

Total Investments in Securities (Cost $1,704,167)		1,698,545

Total Investments 135.5% (Cost $1,704,167)		$1,698,545
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $2)		(18)
Other Assets and Liabilities, net (35.5)%		(445,092)

Net Assets 100.0%		$1,253,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.610%	12/30/2016	01/03/2017	$1,700	Ginnie Mae 3.000% due 04/20/2046	$(1,790)	$1,700	$1,700
MBC	0.600	12/30/2016	01/03/2017	24,900	U.S. Treasury Notes 1.375% due 01/31/2021	(25,719)	24,900	24,902
SSB	0.010	12/30/2016	01/03/2017	365	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(375)	365	365

Total Repurchase Agreements						$(27,884)	$26,965	$26,967

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2016 was $(2,750) at a weighted average interest rate of (1.854)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2017	195	$(22)	$12	$0
U.S. Treasury 5-Year Note March Futures	Long	03/2017	155	(11)	25	0
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2017	13	17	0	(13)

Total Futures Contracts				$(16)	$37	$(13)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.755%	$650	$7	$0	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.836	11,600	94	11	1	0
Exelon Generation Co. LLC	1.000	12/20/2021	1.852	2,700	(104)	5	2	0
MetLife, Inc.	1.000	12/20/2021	0.930	100	0	2	0	0
Prudential Financial, Inc.	1.000	06/20/2021	0.757	1,300	14	7	0	(1)

					$11	$25	$3	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$36,300	$563	$134	$11	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/21/2026	$16,800	$938	$727	$0	$(57)

Total Swap Agreements					$1,512	$886	$14	$(58)

(g)	Securities with an aggregate market value of $10,737 and cash of $1,816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	06/20/2019	0.867%	$100	$1	$(1)	$0	$0
JPM	China Government International Bond	1.000	12/20/2019	0.723	200	1	1	2	0
						$2	$0	$2	$0

Total Swap Agreements						$2	$0	$2	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$289,735	$0	$289,735
Industrials	0	112,538	0	112,538
Utilities	0	32,914	0	32,914
Municipal Bonds & Notes
Arizona	0	1,257	0	1,257
California	0	15,245	0	15,245
Florida	0	1,058	0	1,058
Georgia	0	1,097	0	1,097
Massachusetts	0	2,783	0	2,783
Nevada	0	653	0	653
New York	0	6,391	0	6,391
Ohio	0	112	0	112
Texas	0	4,777	0	4,777
Utah	0	1,001	0	1,001
Washington	0	2,381	0	2,381
U.S. Government Agencies	0	611,524	0	611,524
U.S. Treasury Obligations	0	192,879	0	192,879
Non-Agency Mortgage-Backed Securities	0	1,057	0	1,057
Asset-Backed Securities	0	34,093	0	34,093
Sovereign Issues	0	300	0	300
Short-Term Instruments
Certificates of Deposit	0	19,618	0	19,618
Commercial Paper	0	54,139	0	54,139
Repurchase Agreements	0	26,965	0	26,965
Short-Term Notes	0	6,152	0	6,152
U.S. Treasury Bills	0	279,876	0	279,876

Total Investments	$0	$1,698,545	$0	$1,698,545

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	14	0	51
Over the counter	0	2	0	2
	$37	$16	$0	$53

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(13)	$(58)	$0	$(71)

Total Financial Derivative Instruments	$24	$(42)	$0	$(18)

Totals	$24	$1,698,503	$0	$1,698,527

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 251.8%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,396	$1,566

Total Corporate Bonds & Notes (Cost $1,396)		1,566

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,532

Total Municipal Bonds & Notes (Cost $4,119)		2,532

U.S. GOVERNMENT AGENCIES 223.1%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	3	3
0.644% due 12/25/2036	562	550
0.816% due 07/25/2037	1,673	1,636
0.956% due 10/27/2037	4,913	4,908
0.976% due 07/25/2032 - 09/26/2033	273	262
1.016% due 06/25/2032	2	2
1.056% due 12/25/2028	9	9
1.116% due 02/25/2033	25	25
1.136% due 04/18/2028 - 12/18/2032	52	52
1.156% due 06/25/2029 - 04/25/2032	135	135
1.186% due 10/18/2030	31	32
1.236% due 09/18/2027	60	60
1.256% due 06/25/2030	127	127
1.406% due 06/25/2022 - 09/25/2023	30	30
1.656% due 04/25/2032 - 04/25/2037	6,424	6,563
1.741% due 08/01/2042 - 10/01/2044	2,613	2,664
1.748% due 10/25/2046 (a)	1,416	76
1.815% due 07/25/2044 (a)	2,851	149
1.851% due 12/01/2019 - 10/01/2031	30	30
1.856% due 05/25/2023	13	13
1.870% due 10/25/2045 (a)	3,764	241
1.910% due 07/25/2045 (a)	12,784	853
1.916% due 04/25/2055 (a)	4,368	255
1.920% due 07/25/2052 (a)	2,924	186
1.934% due 03/01/2035	171	182
1.941% due 10/01/2030 - 12/01/2040	385	396
1.943% due 07/25/2044 (a)	3,848	210
1.953% due 11/01/2019 - 10/01/2023	11	11
1.992% due 03/25/2045 (a)	2,763	175
1.998% due 11/01/2017	1	1
2.000% due 05/01/2019	24	25
2.006% due 01/25/2045 (a)	3,965	272
2.056% due 11/25/2021	8	8
2.072% due 08/25/2054 (a)	5,020	312
2.096% due 08/25/2044 (a)	3,315	235
2.125% due 08/01/2017	3	3
2.143% due 08/25/2055 (a)	2,762	166
2.145% due 07/01/2030	20	20
2.194% due 07/01/2027	5	6
2.245% due 04/01/2019	2	2
2.254% due 02/01/2032	56	58
2.292% due 01/25/2022 (a)	24,080	1,734
2.311% due 03/01/2035	75	78
2.316% due 11/01/2035	1,197	1,281
2.348% due 02/01/2026	5	5
2.365% due 06/01/2023	15	15
2.392% due 02/01/2017	1	1
2.430% due 04/01/2022	23	23
2.449% due 05/01/2035	102	107
2.450% due 01/01/2030	7	7
2.469% due 01/01/2035	161	169
2.497% due 11/01/2035	326	331
2.500% due 04/01/2033 - 02/01/2035	486	507
2.531% due 09/01/2035	416	434
2.533% due 09/01/2017	12	12
2.549% due 11/01/2025	14	15
2.575% due 11/01/2026	71	72

2.605% due 10/01/2028	10	10
2.611% due 05/01/2030	24	25
2.620% due 02/01/2026	19	19
2.625% due 06/01/2026	6	6
2.645% due 09/01/2028	1	1
2.649% due 08/01/2029	32	33
2.652% due 07/01/2032	20	20
2.660% due 02/01/2034	105	110
2.680% due 04/01/2020	31	31
2.684% due 12/01/2031	4	4
2.692% due 03/01/2035	202	214
2.715% due 02/01/2027	22	22
2.723% due 11/01/2025	63	67
2.730% due 04/01/2030	6	6
2.739% due 09/01/2035	422	444
2.746% due 03/01/2024	5	5
2.750% due 06/01/2017 - 12/01/2023	8	8
2.752% due 07/01/2024 - 03/01/2030	94	97
2.756% due 09/01/2031	15	16
2.760% due 04/01/2030	9	9
2.765% due 05/01/2029	12	12
2.770% due 04/01/2032	5	5
2.771% due 11/01/2035	8	9
2.773% due 02/01/2035	89	94
2.776% due 06/01/2035	38	40
2.782% due 03/01/2025	6	6
2.787% due 02/01/2036	71	76
2.789% due 05/01/2026 - 10/01/2035	37	39
2.790% due 12/01/2017	2	2
2.809% due 06/01/2030	52	54
2.828% due 12/01/2027	14	14
2.830% due 04/01/2030	40	40
2.839% due 12/01/2035	21	22
2.858% due 05/25/2035	239	252
2.860% due 06/01/2035	1,482	1,567
2.864% due 08/01/2035	84	90
2.870% due 06/01/2032	120	127
2.891% due 01/01/2026	96	100
2.895% due 06/01/2029 - 09/01/2030	36	36
2.897% due 07/01/2035	199	209
2.898% due 05/01/2035	177	186
2.902% due 09/01/2030	16	16
2.903% due 05/01/2036	94	101
2.915% due 07/01/2034	164	173
2.923% due 07/01/2035	59	63
2.947% due 10/01/2035	130	137
2.954% due 09/01/2035	15	16
2.978% due 05/01/2027	23	24
3.000% due 11/01/2020 - 12/01/2046	53,575	54,474
3.000% due 04/25/2046 - 05/25/2046 (a)	20,081	2,900
3.027% due 04/01/2035	48	51
3.037% due 10/25/2042	3,060	2,600
3.048% due 05/01/2036	542	566
3.070% due 02/01/2025	26	26
3.110% due 12/01/2029	3	3
3.118% due 12/01/2035	82	84
3.148% due 09/01/2027	1	1
3.182% due 09/01/2034	192	202
3.205% due 11/01/2031	28	28
3.208% due 05/01/2036	9	9
3.220% due 02/01/2024	69	69
3.229% due 08/01/2029	6	6
3.287% due 01/01/2030	91	93
3.320% due 01/01/2029	9,500	9,543
3.405% due 11/01/2035	24	25
3.440% due 02/01/2032	5,000	5,039
3.500% due 10/01/2020 - 02/01/2045	56,603	58,772
3.500% due 04/25/2046 (a)	6,150	660
3.601% due 02/01/2030	140	145
3.653% due 05/01/2036	7	7
3.800% due 08/01/2025	3,165	3,342
3.887% due 05/01/2036	12	13
3.905% due 02/01/2031	29	29
3.977% due 06/01/2029	2	2
4.000% due 04/01/2019 - 07/01/2046	258,563	273,368
4.000% due 06/25/2044 (a)	760	115
4.045% due 11/01/2028	65	69
4.158% due 11/01/2028	148	155
4.246% due 08/01/2028	52	55
4.405% due 02/01/2028	50	53
4.500% due 09/01/2019 - 08/01/2046	35,043	37,929
4.520% due 01/01/2028	2	2
4.714% due 09/01/2034	24	25
4.789% due 02/01/2031	133	137
4.875% due 05/01/2019	4	4
4.951% due 07/01/2024	1	1

5.000% due 02/01/2017 - 11/01/2043	19,767	21,355
5.101% due 01/01/2029	8	8
5.393% due 12/01/2030	141	150
5.394% due 07/25/2042 - 08/25/2042 (a)	29,444	4,793
5.500% due 11/01/2020 - 02/01/2042	35,963	40,364
5.502% due 02/01/2031	62	64
5.505% due 09/01/2020	5	5
5.700% due 08/01/2018	300	306
6.000% due 09/01/2017 - 11/01/2040	42,478	48,197
6.290% due 02/25/2029	146	154
6.300% due 06/25/2031 - 10/17/2038	219	225
6.500% due 12/01/2017 - 05/01/2040	18,171	20,744
6.500% due 04/25/2038 (a)	488	121
6.589% due 10/25/2031	6	7
6.850% due 12/18/2027	339	384
6.875% due 02/01/2018	2	2
7.000% due 03/25/2020 - 09/01/2032	602	666
7.500% due 03/25/2023 - 07/25/2041	909	1,033
7.730% due 01/01/2025	636	636
7.800% due 10/25/2022 - 06/25/2026	28	31
7.894% due 10/25/2045	2,752	2,711
8.000% due 07/01/2030 - 05/01/2032	28	32
8.350% due 06/25/2032	14	14
8.500% due 11/01/2017	1	1
8.750% due 11/25/2019 - 06/25/2021	28	31
9.000% due 03/25/2021 - 11/01/2025	23	26
9.000% due 05/25/2022 - 06/25/2022 (a)	8	2
9.500% due 11/25/2020 - 04/01/2025	57	61
13.150% due 06/25/2042	379	579
Fannie Mae, TBA
2.000% due 01/01/2032	39,000	37,962
2.500% due 01/01/2032 - 02/01/2047	164,650	164,210
3.000% due 01/01/2032 - 02/01/2047	970,500	968,673
3.500% due 01/01/2032 - 02/01/2047	803,000	823,276
4.000% due 01/01/2047 - 02/01/2047	249,960	262,559
5.000% due 01/01/2047 - 02/01/2047	63,000	68,622
6.000% due 01/01/2047	6,000	6,795
Farmer Mac
8.293% due 04/25/2030	182	180
FDIC Structured Sale Guaranteed Notes
1.034% due 11/29/2037	1,232	1,229
Federal Housing Administration
6.896% due 07/01/2020	49	47
7.430% due 02/01/2020 - 05/01/2024	1,225	1,192
Freddie Mac
0.774% due 07/25/2031	40	39
0.904% due 03/15/2031	89	89
0.954% due 07/15/2034	14	14
0.989% due 01/25/2020 (a)	57,488	1,442
1.006% due 05/25/2031	156	155
1.030% due 11/25/2022 (a)	31,104	1,513
1.036% due 09/25/2031	149	148
1.054% due 12/15/2029	96	96
1.154% due 03/15/2024 - 12/15/2031	294	296
1.202% due 04/25/2021 (a)	97,336	4,262
1.204% due 05/15/2023 - 03/15/2032	36	36
1.254% due 03/15/2032	1	1
1.304% due 08/15/2035	1,112	1,112
1.344% due 11/25/2019 (a)	54,038	1,618
1.358% due 11/25/2019 (a)	78,173	2,735
1.654% due 04/15/2031	989	1,018
1.675% due 10/15/2037 (a)	1,107	65
1.704% due 06/15/2031	71	73
1.712% due 10/15/2037 (a)	352	19
1.851% due 05/01/2017 - 09/01/2018	10	9
1.885% due 03/15/2037 (a)	1,096	73
1.892% due 10/15/2037 (a)	12,239	776
1.900% due 05/15/2037 (a)	670	49
1.904% due 07/15/2027	486	503
1.923% due 07/01/2030	101	103
1.953% due 11/15/2036 (a)	2,532	172
1.982% due 06/15/2038 (a)	1,569	105
2.000% due 01/01/2017 - 12/01/2031	61,994	60,398
2.019% due 11/15/2038 (a)	3,273	231
2.030% due 08/15/2041 (a)	975	65
2.094% due 10/15/2041 (a)	2,149	136
2.129% due 02/15/2038 (a)	1,763	130
2.203% due 08/01/2018	6	6
2.217% due 02/15/2038 (a)	2,452	160
2.272% due 08/15/2036 (a)	1,789	116
2.395% due 07/01/2019	5	5
2.460% due 04/01/2025	16	17
2.500% due 10/15/2027 - 12/15/2027 (a)	29,159	2,357
2.584% due 03/01/2033	106	111
2.606% due 10/01/2023 - 10/01/2027	244	255
2.621% due 09/01/2028	13	13

2.625% due 04/01/2019 - 10/01/2024	66	67
2.643% due 01/01/2028	21	22
2.647% due 11/01/2027	3	3
2.670% due 03/01/2033	40	42
2.678% due 06/01/2022	12	12
2.679% due 08/01/2029	14	14
2.683% due 11/01/2027	72	73
2.708% due 04/01/2029	13	14
2.711% due 09/01/2026	72	74
2.739% due 02/01/2029	67	70
2.740% due 10/01/2023	20	21
2.749% due 07/01/2024	24	24
2.750% due 06/15/2026	6,171	6,232
2.752% due 06/01/2022	1	1
2.753% due 04/01/2031	2	2
2.757% due 12/01/2035	988	1,041
2.763% due 11/01/2031	1	1
2.769% due 06/01/2028	35	37
2.778% due 07/01/2035	387	409
2.791% due 09/01/2037	4,203	4,453
2.807% due 06/01/2024	7	7
2.809% due 11/01/2029	589	616
2.812% due 08/01/2027	7	7
2.815% due 02/01/2027	129	134
2.825% due 09/01/2027	25	26
2.841% due 08/01/2035	70	74
2.848% due 12/01/2032	58	61
2.854% due 05/01/2032	253	264
2.856% due 08/01/2031	3	3
2.869% due 11/01/2027	32	32
2.873% due 02/01/2031	1	1
2.881% due 10/01/2024	52	55
2.889% due 05/01/2032	163	169
2.896% due 12/01/2026	7	7
2.897% due 07/01/2027 - 12/01/2029	89	93
2.910% due 03/01/2032	21	23
2.917% due 10/01/2035	205	218
2.920% due 07/01/2028	160	167
2.945% due 07/01/2030	11	11
2.947% due 03/01/2027	4	4
2.950% due 05/01/2019	1	1
2.955% due 10/01/2036	182	193
2.976% due 10/01/2027	16	17
2.983% due 08/01/2030	2	2
2.988% due 02/01/2029	37	38
3.000% due 08/15/2032 - 12/01/2046	11,850	11,784
3.000% due 02/15/2033 - 12/15/2042 (a)	11,496	1,171
3.028% due 04/01/2036	242	257
3.052% due 08/15/2032	169	177
3.103% due 05/01/2032	19	19
3.165% due 03/01/2029	31	32
3.202% due 11/01/2034	176	187
3.225% due 05/01/2032	3	3
3.232% due 09/01/2024	11	12
3.240% due 02/01/2027	21	22
3.500% due 12/15/2022 - 07/01/2043	8,256	8,563
3.500% due 08/15/2026 (a)	2,235	417
4.000% due 06/01/2029 - 09/01/2045	19,129	20,261
4.000% due 01/15/2046 (a)	18,951	3,855
4.500% due 06/01/2018 - 09/01/2043	26,300	28,346
5.000% due 04/01/2018 - 08/01/2041	34,056	37,241
5.500% due 11/01/2018 - 06/01/2041	61,143	68,341
6.000% due 03/01/2017 - 05/01/2040	9,279	10,513
6.250% due 12/15/2028	283	313
6.500% due 03/15/2021 - 10/25/2043	4,071	4,636
7.000% due 11/15/2020 - 12/01/2032	254	280
7.000% due 10/25/2023 (a)	23	4
7.400% due 02/01/2021	14	13
7.500% due 03/01/2022 - 01/15/2030	145	168
7.500% due 08/15/2029 (a)	6	1
7.645% due 05/01/2025	568	671
8.000% due 06/01/2030 - 09/01/2030	3	3
8.392% due 10/15/2040	23	23
8.500% due 11/15/2018 - 08/01/2027	79	89
9.000% due 12/15/2020	12	13
9.050% due 06/15/2019	1	1
9.500% due 12/15/2020 - 06/01/2021	51	56
9.500% due 11/01/2021 (a)	4	1
10.489% due 04/15/2044	131	129
10.622% due 05/15/2035	3,953	4,646
11.626% due 05/15/2041	4,866	5,910
13.533% due 01/15/2035	5,311	7,031
Freddie Mac, TBA
2.500% due 01/01/2047	2,000	1,899
3.000% due 01/01/2047	113,500	112,635
3.500% due 01/01/2047 - 02/01/2047	223,500	228,472

4.000% due 02/01/2047	141,900	148,767
4.500% due 01/01/2047	18,500	19,853
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	350	292
0.780% due 06/16/2043 (a)	44,644	1,009
0.907% due 05/16/2030 - 02/16/2032	81	81
0.957% due 03/16/2051 (a)	1,387	30
1.007% due 01/16/2031	5	5
1.087% due 09/20/2045 (a)	6,500	217
1.089% due 06/20/2032	129	130
1.180% due 05/20/2063	4,045	4,046
1.194% due 06/20/2043 (a)	4,360	162
1.242% due 06/20/2042 (a)	5,753	200
1.250% due 09/20/2063	18,820	18,881
1.284% due 08/20/2045 (a)	1,892	63
1.292% due 06/20/2042 (a)	5,298	188
1.307% due 02/16/2030	25	25
1.530% due 08/20/2063	29,564	29,943
1.637% due 01/20/2059	768	780
1.689% due 03/20/2031	1,029	1,049
1.700% due 10/20/2058	649	659
1.739% due 02/20/2031	599	603
1.830% due 09/20/2063	14,468	14,807
2.000% due 01/20/2022 - 12/20/2032	3,462	3,582
2.125% due 04/20/2017 - 07/20/2035	20,053	20,811
2.500% due 09/20/2017 - 01/20/2034	11,155	11,437
3.000% due 06/20/2018 - 03/15/2045	836	848
3.000% due 05/20/2039 (a)	2,538	294
3.500% due 12/20/2018 - 04/15/2045	10,068	10,491
3.500% due 01/20/2041 - 09/20/2046 (a)	80,058	13,308
4.000% due 11/20/2018 - 05/15/2043	1,459	1,556
4.000% due 05/20/2044 (a)	1,665	312
4.500% due 06/15/2035 - 05/20/2046	54,667	58,263
5.000% due 03/15/2033 - 08/20/2043	69,067	75,995
5.500% due 05/15/2031 - 08/15/2041	21,610	24,197
6.000% due 09/15/2036 - 12/15/2040	3,273	3,738
6.500% due 10/15/2023 - 07/15/2039	4,952	5,696
6.859% due 03/16/2041	286	312
7.000% due 09/15/2025 - 09/20/2028	32	37
7.500% due 04/15/2017 - 11/15/2031	79	86
7.750% due 10/15/2025	13	13
7.894% due 09/20/2045	5,032	5,170
8.000% due 04/15/2017 - 09/15/2031	112	133
8.500% due 06/15/2027 - 01/20/2031	411	448
9.000% due 04/15/2020 - 09/15/2030	35	35
9.500% due 12/15/2021	10	11
Ginnie Mae, TBA
2.500% due 01/01/2047	1,000	969
3.000% due 01/01/2047 - 02/01/2047	125,500	126,833
3.500% due 01/01/2047 - 02/01/2047	282,000	292,814
4.000% due 01/01/2047 - 02/01/2047	162,000	171,853
4.500% due 01/01/2047	97,800	104,358
Small Business Administration
5.370% due 04/01/2028	3,669	3,992
5.490% due 05/01/2028	4,769	5,218
5.870% due 05/01/2026 - 07/01/2028	3,605	3,995
6.220% due 12/01/2028	556	618
7.190% due 12/01/2019	15	16
7.220% due 11/01/2020	67	70
Vendee Mortgage Trust
6.397% due 01/15/2030	269	300
6.500% due 03/15/2029	728	824

Total U.S. Government Agencies (Cost $4,771,081)		4,802,414

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Notes
1.125% due 08/31/2021	48,180	46,514
1.250% due 10/31/2021	1,350	1,308
1.375% due 03/31/2020 (h)(j)	12,000	11,932
1.375% due 04/30/2020 (h)	12,000	11,917
1.625% due 10/31/2023	6,750	6,487
1.750% due 11/30/2021 (f)	15,000	14,875
2.000% due 08/31/2021	4,100	4,113
2.000% due 10/31/2021	6,100	6,113
2.000% due 02/15/2025	300	292
2.000% due 11/15/2026	17,300	16,621
2.125% due 08/15/2021	6,600	6,657
2.125% due 11/30/2023	54,400	53,980
2.250% due 12/31/2023	14,750	14,740

Total U.S. Treasury Obligations (Cost $197,422)		195,549

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
2.995% due 01/25/2035	336	340
5.094% due 09/25/2035	1,131	943
American Home Mortgage Investment Trust
3.293% due 02/25/2045	469	470
BAMLL Commercial Mortgage Securities Trust
1.924% due 01/15/2028	2,300	2,304
Banc of America Funding Trust
1.029% due 05/20/2035 ^	849	598
5.000% due 09/25/2019	80	80
5.753% due 10/25/2036 ^	1,562	1,373
5.837% due 01/25/2037 ^	1,349	1,152
Banc of America Mortgage Trust
2.903% due 02/25/2036 ^	415	385
3.170% due 07/25/2034	4	4
3.248% due 07/25/2033	76	76
3.408% due 06/20/2031	127	130
3.547% due 07/20/2032	7	6
6.500% due 10/25/2031	19	20
BCAP LLC Trust
1.103% due 01/26/2036	2,296	2,177
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	143	144
2.752% due 11/25/2030	3	3
2.820% due 08/25/2035	227	227
2.907% due 08/25/2033	373	370
2.920% due 03/25/2035	438	442
2.960% due 08/25/2033	550	555
3.109% due 02/25/2033	7	6
3.125% due 04/25/2034	2	2
3.128% due 03/25/2035	111	112
3.132% due 01/25/2034	3	3
Bear Stearns ALT-A Trust
2.993% due 05/25/2035	514	497
3.112% due 11/25/2036 ^	875	642
3.130% due 11/25/2036	901	708
3.217% due 11/25/2036 ^	381	322
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	408	419
Bear Stearns Mortgage Securities, Inc.
3.089% due 06/25/2030	3	3
Bear Stearns Structured Products, Inc. Trust
3.107% due 12/26/2046	1,872	1,452
Bella Vista Mortgage Trust
1.239% due 05/20/2045	426	311
Chase Mortgage Finance Trust
3.210% due 09/25/2036 ^	74	66
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.772% due 05/25/2036	253	229
1.006% due 08/25/2035	476	429
1.035% due 01/25/2035	437	372
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	536	553
3.040% due 05/25/2035	11	11
3.041% due 08/25/2035 ^	676	471
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,237	1,080
Commercial Mortgage Trust
1.559% due 07/10/2046 (a)	26,575	365
1.965% due 07/10/2046 (a)	16,322	916
Countrywide Alternative Loan Resecuritization Trust
2.856% due 03/25/2047	213	204
Countrywide Alternative Loan Trust
0.926% due 01/25/2037 ^	270	250
0.939% due 07/20/2046 ^	789	414
0.954% due 11/25/2035 ^	296	75
0.956% due 05/25/2036	69	53
0.966% due 05/25/2035	1,206	1,009
0.976% due 05/25/2035	220	180
1.006% due 05/25/2035	326	234
1.006% due 09/25/2046 ^	4,026	1,176
1.006% due 10/25/2046 ^	1,094	573
1.016% due 07/25/2046 ^	2,048	944
1.019% due 09/20/2046	7,190	2,894
1.026% due 05/25/2036 ^	63	142
1.036% due 12/25/2035	321	284
1.096% due 10/25/2046 ^	2,013	138
1.106% due 06/25/2047 ^	112	15
6.250% due 11/25/2036 ^	1,459	1,287
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	805	746

1.056% due 04/25/2046 ^	385	313
1.096% due 03/25/2036	682	386
1.106% due 02/25/2036 ^	308	345
1.216% due 05/25/2035	1,215	1,010
1.296% due 02/25/2035	216	204
1.396% due 03/25/2035	97	77
1.416% due 02/25/2035	735	642
1.436% due 02/25/2035	20	17
1.556% due 03/25/2035 ^	242	41
2.386% due 06/19/2031	6	6
2.500% due 07/19/2031	6	6
2.637% due 09/25/2034 ^	285	245
2.991% due 11/19/2033	12	12
3.130% due 09/25/2047 ^	1,157	1,072
3.147% due 02/20/2036 ^	515	427
3.172% due 08/25/2034 ^	446	382
3.366% due 11/19/2033	25	24
Credit Suisse First Boston Mortgage Securities Corp.
2.743% due 06/25/2033	24	24
4.958% due 06/25/2032	4	4
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	5,264	5,413
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,675	1,432
Deutsche ALT-B Securities, Inc.
0.856% due 10/25/2036 ^	22	14
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	389	395
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	9	9
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	275	284
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	13	13
First Republic Mortgage Loan Trust
1.054% due 11/15/2031	2,073	2,001
1.453% due 11/15/2031	494	423
GreenPoint Mortgage Funding Trust
0.956% due 12/25/2046 ^	2,339	1,704
1.026% due 04/25/2036 ^	326	243
Greenpoint Mortgage Pass-Through Certificates
3.281% due 10/25/2033	64	63
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,013
GSR Mortgage Loan Trust
1.016% due 08/25/2046	3,793	1,734
2.679% due 06/25/2034	33	32
3.092% due 04/25/2036	403	371
HarborView Mortgage Loan Trust
0.866% due 03/19/2037	547	466
0.934% due 07/21/2036	1,252	1,015
0.956% due 05/19/2046 ^	891	329
0.986% due 09/19/2046 ^	7	0
2.374% due 11/19/2034	81	64
3.224% due 08/19/2036 ^	474	432
3.274% due 07/19/2035 ^	22	20
4.665% due 08/19/2034	1,886	1,824
HomeBanc Mortgage Trust
0.936% due 12/25/2036	376	335
1.616% due 08/25/2029	557	519
Impac Secured Assets Trust
0.906% due 11/25/2036	1,713	1,350
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	9	9
IndyMac Mortgage Loan Trust
0.966% due 05/25/2046	1,423	1,178
0.996% due 04/25/2035	124	108
0.996% due 07/25/2035	1,299	1,144
1.056% due 11/25/2035 ^	199	116
1.056% due 06/25/2037 ^	531	270
1.396% due 02/25/2035	303	284
3.000% due 08/25/2035 ^	1,182	982
3.004% due 12/25/2034	12	11
3.019% due 01/25/2036 ^	2	2
3.163% due 01/25/2036 ^	1,631	1,351
JPMorgan Mortgage Trust
3.245% due 10/25/2035	2,017	1,888
Lehman XS Trust
1.076% due 11/25/2046 ^	1,652	754
Luminent Mortgage Trust
0.764% due 12/25/2036 ^	2,047	1,710
MASTR Adjustable Rate Mortgages Trust
0.996% due 05/25/2037	692	429
1.056% due 05/25/2047 ^	2,806	1,867
1.096% due 05/25/2047 ^	2,380	1,124

MASTR Asset Securitization Trust
5.000% due 12/25/2019	265	270
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	136	137
MASTR Seasoned Securitization Trust
2.999% due 10/25/2032	299	297
6.209% due 09/25/2017	13	13
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.404% due 11/15/2031	525	492
1.584% due 11/15/2031	64	56
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.144% due 12/15/2030	640	613
1.184% due 06/15/2030	560	535
Merrill Lynch Alternative Note Asset Trust
1.056% due 03/25/2037	1,319	575
Merrill Lynch Mortgage Investors Trust
1.928% due 10/25/2028	63	63
2.748% due 04/25/2035	23	22
2.813% due 01/25/2029	2,989	2,881
Morgan Stanley Mortgage Loan Trust
1.266% due 02/25/2047	1,600	1,117
2.936% due 07/25/2035 ^	1,371	1,125
Mortgage Equity Conversion Asset Trust
1.280% due 02/25/2042	5,080	4,344
1.360% due 01/25/2042	35,017	29,196
1.370% due 05/25/2042	13,839	11,802
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.801% due 02/19/2030	302	296
PNC Commercial Mortgage Acceptance Corp.
1.124% due 07/15/2031 (a)	251	0
Prime Mortgage Trust
1.156% due 02/25/2034	47	45
4.750% due 11/25/2019	11	11
Residential Accredit Loans, Inc. Trust
1.026% due 05/25/2046 ^	1,831	1,192
1.256% due 06/25/2035	428	346
3.408% due 08/25/2035 ^	587	301
Residential Funding Mortgage Securities, Inc. Trust
3.412% due 09/25/2035 ^	1,444	1,140
RiverView HECM Trust
0.816% due 07/25/2047	8,624	8,134
Sequoia Mortgage Trust
1.286% due 11/22/2024	6	6
1.376% due 04/19/2027	63	59
1.436% due 10/19/2026	27	26
1.499% due 10/20/2027	535	506
2.871% due 01/20/2047 ^	1,072	867
Structured Adjustable Rate Mortgage Loan Trust
1.491% due 06/25/2034	663	596
2.793% due 10/25/2037 ^	1,833	1,297
2.986% due 01/25/2035	1,193	1,133
3.079% due 07/25/2034	53	53
3.081% due 08/25/2035	19	18
3.142% due 07/25/2035 ^	73	63
3.263% due 11/25/2035 ^	1,350	1,078
Structured Asset Mortgage Investments Trust
0.886% due 03/25/2037	254	191
0.946% due 06/25/2036	391	329
0.966% due 05/25/2036	1,320	1,027
0.986% due 07/19/2035	2,840	2,732
0.986% due 05/25/2045	1,736	1,531
1.056% due 08/25/2036 ^	3,618	1,841
1.396% due 09/19/2032	1,729	1,687
1.396% due 10/19/2034	194	186
1.436% due 03/19/2034	900	875
Structured Asset Mortgage Investments, Inc.
1.495% due 05/02/2030	60	16
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.893% due 05/25/2022	84	85
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	2	1
3.006% due 08/25/2032	341	336
3.118% due 04/25/2033	24	24
3.149% due 06/25/2033	28	27
3.156% due 07/25/2032	1	1
8.042% due 01/25/2032	93	91
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,590	974
5.970% due 09/25/2036	9,085	1,029
6.015% due 07/25/2037	2,925	2,186
Thornburg Mortgage Securities Trust
2.652% due 06/25/2043	1,035	1,029
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045	1,341	1,261
1.046% due 10/25/2045	147	142
1.086% due 01/25/2045	1,627	1,533

1.256% due 07/25/2044	237	217
1.396% due 01/25/2045	372	352
1.396% due 07/25/2045	73	71
1.407% due 11/25/2046	462	367
1.456% due 12/25/2045	888	390
1.567% due 02/25/2046	1,578	1,456
1.767% due 11/25/2042	69	64
1.848% due 01/25/2047	1,505	1,412
1.933% due 08/25/2042	741	710
1.967% due 06/25/2042	486	469
2.361% due 04/25/2037 ^	1,498	1,309
2.658% due 12/25/2036 ^	1,384	1,206
2.692% due 08/25/2033	611	618
2.783% due 09/25/2033	246	248
2.792% due 12/25/2035	465	450
2.795% due 03/25/2034	12	12
Washington Mutual Mortgage Pass-Through Certificates Trust
1.006% due 07/25/2046 ^	464	189
2.741% due 11/25/2030	208	208
6.268% due 07/25/2036	3,112	1,408
Wells Fargo Commercial Mortgage Trust
2.018% due 10/15/2045 (a)	48,561	3,423
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	793	675
3.000% due 12/25/2033	295	296
3.010% due 06/25/2035	538	556
3.073% due 10/25/2033	125	127
3.098% due 07/25/2034	45	47

Total Non-Agency Mortgage-Backed Securities (Cost $196,906)		182,467

ASSET-BACKED SECURITIES 6.3%
ABFS Mortgage Loan Trust
5.756% due 07/15/2033	1,285	1,018
ACE Securities Corp. Home Equity Loan Trust
0.816% due 10/25/2036	315	180
1.456% due 08/25/2030	29	28
1.806% due 07/25/2034	1,448	1,356
AFC Home Equity Loan Trust
1.566% due 06/25/2029	263	229
1.706% due 12/26/2029	1	1
Amortizing Residential Collateral Trust
1.336% due 07/25/2032	736	701
1.456% due 10/25/2031	257	242
Amresco Residential Securities Corp. Mortgage Loan Trust
1.251% due 06/25/2028	43	41
1.386% due 09/25/2028	502	485
1.696% due 06/25/2029	204	193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.246% due 10/25/2035	7,500	6,418
Asset-Backed Funding Certificates Trust
1.456% due 06/25/2034	262	250
1.776% due 03/25/2032	496	480
Asset-Backed Securities Corp. Home Equity Loan Trust
0.836% due 05/25/2037	1	1
1.224% due 06/15/2031	187	167
1.701% due 09/25/2034	4,213	4,119
Bayview Financial Acquisition Trust
1.106% due 05/28/2037	1,872	1,369
Bear Stearns Asset-Backed Securities Trust
1.156% due 09/25/2046	1,757	1,528
1.559% due 02/25/2034	362	339
1.956% due 10/25/2032	199	196
2.256% due 11/25/2042	368	350
3.148% due 06/25/2043	23	22
CDC Mortgage Capital Trust
1.806% due 01/25/2033	656	623
Centex Home Equity Loan Trust
1.056% due 01/25/2032	96	92
1.606% due 01/25/2032	743	618
Chase Funding Trust
1.356% due 07/25/2033	21	20
1.396% due 08/25/2032	509	468
1.416% due 11/25/2032	392	379
CIFC Funding Ltd.
2.177% due 08/14/2024	5,556	5,559
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	796	766
1.510% due 12/25/2031	318	303
Citigroup Global Markets Mortgage Securities, Inc.
1.731% due 10/25/2028	53	53
2.106% due 01/25/2032	326	306
6.930% due 08/25/2028	220	225
Citigroup Mortgage Loan Trust, Inc.
0.816% due 07/25/2045	256	177

Conseco Finance Home Equity Loan Trust
1.404% due 08/15/2033	1,613	1,590
2.204% due 05/15/2032	426	420
Conseco Financial Corp.
6.240% due 12/01/2028	727	758
Countrywide Asset-Backed Certificates
1.656% due 06/25/2033	123	120
1.656% due 10/25/2047	1,859	1,730
1.756% due 09/25/2032	1,351	1,285
Credit Suisse First Boston Mortgage Securities Corp.
1.116% due 05/25/2044	111	110
1.496% due 08/25/2032	153	139
Credit-Based Asset Servicing and Securitization LLC
0.826% due 01/25/2037 ^	355	134
1.856% due 04/25/2032	172	167
Delta Funding Home Equity Loan Trust
1.524% due 09/15/2029	14	13
Denali Capital CLO Ltd.
1.112% due 01/22/2022	2,218	2,203
Dryden Senior Loan Fund
2.050% due 01/15/2022	3,430	3,430
Eastland CLO Ltd.
1.116% due 05/01/2022	770	769
EMC Mortgage Loan Trust
1.324% due 05/25/2040	255	236
EquiFirst Mortgage Loan Trust
1.236% due 01/25/2034	175	163
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	398	179
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036	53	30
GMAC Mortgage Corp. Home Equity Loan Trust
1.072% due 01/25/2029	90	84
GSAMP Trust
1.056% due 10/25/2036 ^	8,566	1,143
1.156% due 02/25/2033	280	262
IMC Home Equity Loan Trust
6.880% due 11/20/2028	2	2
7.520% due 08/20/2028	27	27
Irwin Home Equity Loan Trust
2.106% due 02/25/2029	45	44
JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036	60	31
1.016% due 03/25/2037	300	253
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034	62	58
1.806% due 10/25/2034	730	638
2.181% due 03/25/2032	548	533
MASTR Asset-Backed Securities Trust
1.506% due 12/25/2034 ^	3,203	3,103
Merrill Lynch Mortgage Investors Trust
0.816% due 10/25/2037 ^	1,541	424
0.836% due 09/25/2037	239	94
1.476% due 06/25/2035	443	407
MESA Trust
1.556% due 12/25/2031	469	440
Mid-State Trust
6.340% due 10/15/2036	722	773
7.340% due 07/01/2035	365	388
7.400% due 07/01/2035	16	16
7.790% due 07/01/2035	21	22
7.791% due 03/15/2038	1,087	1,177
Morgan Stanley ABS Capital, Inc. Trust
1.556% due 07/25/2037	41	41
Morgan Stanley Mortgage Loan Trust
1.116% due 04/25/2037	339	167
5.750% due 04/25/2037 ^	862	629
6.000% due 07/25/2047 ^	1,784	1,432
NovaStar Mortgage Funding Trust
0.886% due 03/25/2037	2,750	1,802
Option One Mortgage Loan Trust
0.896% due 01/25/2037	832	485
1.536% due 02/25/2035	4,021	3,282
Option One Mortgage Loan Trust Asset-Backed Certificates
1.216% due 11/25/2035	400	326
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 07/25/2035	3,924	3,913
Renaissance Home Equity Loan Trust
1.116% due 11/25/2034	208	185
1.256% due 12/25/2033	2,045	1,925
1.464% due 08/25/2033	299	280
1.516% due 12/25/2032	21	20
1.956% due 08/25/2032	894	842
Residential Asset Securities Corp. Trust
1.256% due 07/25/2032 ^	678	617
1.336% due 06/25/2033	85	70

1.356% due 06/25/2032 ^	60	49
Residential Mortgage Loan Trust
2.256% due 09/25/2029	108	105
SACO, Inc.
1.276% due 06/25/2036 ^	270	562
Saxon Asset Securities Trust
1.436% due 12/26/2034	1,015	986
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^	2,632	887
SLM Student Loan Trust
0.962% due 07/25/2019	70	69
0.972% due 07/25/2019	482	481
1.052% due 07/25/2023	1,316	1,312
1.632% due 01/25/2019	1,075	1,076
2.163% due 12/15/2033	3,785	3,678
2.382% due 04/25/2023	36,114	36,195
Soundview Home Loan Trust
0.816% due 11/25/2036	81	33
Specialty Underwriting & Residential Finance Trust
1.256% due 09/25/2036	7,500	6,083
1.436% due 01/25/2034	300	268
1.956% due 10/25/2035	915	743
Structured Asset Investment Loan Trust
1.416% due 04/25/2035	4,256	4,198
1.731% due 09/25/2034	774	689
2.031% due 12/25/2034	976	690
2.181% due 04/25/2034	259	238
Trapeza CDO Ltd.
1.925% due 11/16/2034	715	686
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,270	1,247
UPS Capital Business Credit
1.365% due 04/15/2026	76	11
Voya CLO Ltd.
2.200% due 10/15/2022	6,500	6,508
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.386% due 04/25/2034	742	681

Total Asset-Backed Securities (Cost $149,835)		136,188

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (e) 0.5%		11,613

U.S. TREASURY BILLS 4.1%
0.449% due 01/12/2017 - 03/16/2017 (c)(d)(h)(j)	87,565	87,527

Total Short-Term Instruments (Cost $99,140)		99,140

Total Investments in Securities (Cost $5,419,899)		5,419,856

	SHARES
INVESTMENTS IN AFFILIATES 13.4%
SHORT-TERM INSTRUMENTS 13.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio III	29,233,145	288,970

Total Short-Term Instruments (Cost $288,984)		288,970

Total Investments in Affiliates (Cost $288,984)		288,970

Total Investments 265.2% (Cost $5,708,883)		$5,708,826
Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $3,082)		15,296
Other Assets and Liabilities, net (165.9)%		(3,571,682)

Net Assets 100.0%		$2,152,440

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/30/2016	01/03/2017	$7,900	U.S. Treasury Notes 2.250% due 07/31/2021	$(8,104)	$7,900	$7,900
SSB	0.010	12/30/2016	01/03/2017	3,713	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(3,787)	3,713	3,713

Total Repurchase Agreements						$(11,891)	$11,613	$11,613

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JPS	(2.650)%	12/30/2016	01/03/2017	$(7,940)	$(7,938)

Total Reverse Repurchase Agreements					$(7,938)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(75,472) at a weighted average interest rate of 0.402%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	01/01/2032	$36,000	$(37,052)	$(37,058)
Fannie Mae, TBA	4.500	01/01/2032	2,000	(2,055)	(2,052)
Freddie Mac, TBA	2.000	01/01/2032	62,000	(60,264)	(60,331)
Freddie Mac, TBA	5.000	01/01/2047	400	(436)	(436)
Freddie Mac, TBA	5.500	01/01/2047	57,000	(63,573)	(63,199)
Ginnie Mae, TBA	5.000	01/01/2047	36,100	(39,637)	(39,427)
U.S. Treasury Notes	1.375	09/30/2023	1,950	(1,829)	(1,851)

Total Short Sales				$(204,846)	$(204,354)

(4)	Payable for short sales includes $7 of accrued interest.

(f)	Securities with an aggregate market value of $7,933 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$61,700	$924	$924	$0	$(88)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	33,700	(364)	(717)	0	(49)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	(706)	(1,116)	0	(217)
Receive	3-Month USD-LIBOR	2.220	07/09/2025	20,000	(67)	(81)	0	(58)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	50,000	4,124	3,869	0	(421)
Receive *	3-Month USD-LIBOR	1.750	06/21/2047	5,000	(989)	46	41	0

					$2,922	$2,925	$41	$(833)

Total Swap Agreements					$2,922	$2,925	$41	$(833)

*	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $9,312 and cash of $857 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	05/15/2017	$138,000	$1,187	$1,580
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	21,300	187	244
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	06/02/2017	142,000	1,271	1,146
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050	09/05/2017	17,000	178	848
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	05/15/2017	152,000	1,718	2,221
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	138,000	1,256	1,580
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	03/14/2017	553,000	254	315
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	05/15/2017	113,600	1,000	1,301
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960	06/12/2017	71,000	655	469
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	295,500	130	341
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	448,100	255	294

							$8,091	$10,339

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC Fannie Mae, TBA 2.500% due 01/01/2047	$112.000	01/11/2017	$10,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	80.000	01/11/2017	96,000	4	0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	75.000	02/06/2017	189,000	7	0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	78.000	02/06/2017	43,000	2	0
	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2047	75.000	03/06/2017	301,000	12	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	84.000	01/11/2017	66,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	82.000	02/06/2017	159,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	364,000	14	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2047	86.000	01/11/2017	120,000	5	0
	Put - OTC Fannie Mae, TBA 4.000% due 03/01/2047	81.000	03/06/2017	18,000	1	0
	Put - OTC Fannie Mae, TBA 4.500% due 01/01/2047	87.000	01/11/2017	45,000	2	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	74.000	01/11/2017	92,000	4	0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	64.000	02/06/2017	58,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	76.000	01/11/2017	40,000	1	0
	Put - OTC Freddie Mac, TBA 3.000% due 01/01/2047	71.000	01/11/2017	110,000	4	0
	Put - OTC Freddie Mac, TBA 3.500% due 01/01/2047	73.000	01/11/2017	200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 01/01/2047	75.000	01/11/2017	140,000	5	0
	Put - OTC Freddie Mac, TBA 4.500% due 01/01/2047	75.000	01/11/2017	19,000	1	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2047	76.000	01/11/2017	250,000	10	0
	Put - OTC Ginnie Mae, TBA 4.000% due 01/01/2047	75.000	01/11/2017	41,000	2	0

					$94	$0

Total Purchased Options					$8,185	$10,339

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	05/15/2017	$152,000	$(433)	$(522)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	$101.785	01/11/2017	$26,000	$(104)	$(33)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.141	01/11/2017	51,500	(113)	(20)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.578	01/11/2017	22,500	(61)	(20)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.156	01/11/2017	36,500	(128)	(35)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.422	01/11/2017	10,500	(21)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	10,500	(18)	(2)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	99.516	01/11/2017	6,000	(39)	(29)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.313	01/11/2017	8,000	(23)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.484	01/11/2017	16,500	(77)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2047	101.531	01/11/2017	8,500	(40)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.906	02/06/2017	8,500	(30)	(79)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	98.930	02/06/2017	8,500	(35)	(77)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.453	02/06/2017	9,000	(29)	(57)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2047	99.883	02/06/2017	4,500	(14)	(20)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.719	01/11/2017	27,500	(97)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	100.844	01/11/2017	25,000	(68)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	101.875	01/11/2017	8,500	(21)	(62)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.000	01/11/2017	23,500	(73)	(31)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.414	01/11/2017	8,500	(13)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2047	103.758	01/11/2017	22,500	(37)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2047	102.227	02/06/2017	14,000	(39)	(103)

					$(1,080)	$(590)

Total Written Options					$(1,513)	$(1,112)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$338	$0	$179	$179	$0
JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020	1,000	0	(6)	0	(6)
	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	09/15/2040	4,000	0	1,862	1,862	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	15	0	1	1	0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043	(1.080)	06/12/2043	5,262	109	5,119	5,228	0

					$109	$7,155	$7,270	$(6)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$4,701	$(1,598)	$1,613	$15	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	2,947	(1,031)	559	0	(472)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	2,921	(935)	987	52	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	469	(132)	133	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	3	(3)	2	0	(1)

					$(3,699)	$3,294	$68	$(473)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.738%	06/15/2017	$55,000	$0	$0	$0	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	06/15/2017	55,000	0	(25)	0	(25)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	06/15/2017	730,000	0	(34)	0	(34)

						$0	$(59)	$0	$(59)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$15,174	$0	$48	$48	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	3,748	0	20	20	0
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	15,190	0	(24)	0	(24)
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	7,328	0	(12)	0	(12)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	5,230	0	29	29	0

							$0	$61	$97	$(36)

Total Swap Agreements							$(3,590)	$10,451	$7,435	$(574)

(j)	Securities with an aggregate market value of $434 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,566	$0	$1,566
Municipal Bonds & Notes
Texas	0	2,532	0	2,532
U.S. Government Agencies	0	4,791,222	11,192	4,802,414
U.S. Treasury Obligations	0	195,549	0	195,549
Non-Agency Mortgage-Backed Securities	0	127,539	54,928	182,467
Asset-Backed Securities	0	136,177	11	136,188
Short-Term Instruments
Repurchase Agreements	0	11,613	0	11,613
U.S. Treasury Bills	0	87,527	0	87,527
	$0	$5,353,725	$66,131	$5,419,856

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$288,970	$0	$0	$288,970

Total Investments	$288,970	$5,353,725	$66,131	$5,708,826

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(202,503)	0	(202,503)
U.S. Treasury Obligations	0	(1,851)	0	(1,851)
	$0	$(204,354)	$0	$(204,354)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	41	0	41
Over the counter	0	17,774	0	17,774
	$0	$17,815	$0	$17,815

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(833)	0	(833)
Over the counter	0	(1,686)	0	(1,686)
	$0	$(2,519)	$0	$(2,519)

Total Financial Derivative Instruments	$0	$15,296	$0	$15,296

Totals	$288,970	$5,164,667	$66,131	$5,519,768

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$2,369	$9,723	$(305)	$(3)	$(6)	$85	$0	$(671)	$11,192	$11
Non-Agency Mortgage-Backed Securities	83,941	0	(34,192)	176	2,197	2,806	0	0	54,928	(856)
Asset-Backed Securities	11	0	0	1	0	(1)	0	0	11	0

Totals	$86,321	$9,723	$(34,497)	$174	$2,191	$2,890	$0	$(671)	$66,131	$(845)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$217	Other Valuation Techniques (2)	—	—
	10,975	Proxy Pricing	Base Price	97.500 - 100.063
Non-Agency Mortgage-Backed Securities	54,928	Third Party Vendor	Broker Quote	77.563 - 94.313
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.346

Total	$66,131

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.5%
MUNICIPAL BONDS & NOTES 95.3%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$553

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,200

CALIFORNIA 16.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	4,985	6,177
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	2,867
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,141
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,287
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,176
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,228
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,336
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,101
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	286
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	177

		23,776

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,283

DISTRICT OF COLUMBIA 7.6%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,944

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,396

ILLINOIS 24.4%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	2,943
5.250% due 01/01/2028	2,000	1,940
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,308
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,621
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,365
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,703
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	975
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,296
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,061

		35,212

LOUISIANA 4.0%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,741

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,676
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,258

		3,934

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,124

NEW JERSEY 7.5%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,831
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,768
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,196

		10,795

NEW YORK 6.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,270
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,041
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	537
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,250
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,427

		9,525

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	309

TENNESSEE 3.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,263
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,379

		4,642

TEXAS 12.5%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,254
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,715
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,273
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,715

		17,957

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,113

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,812

		4,925

Total Municipal Bonds & Notes (Cost $122,118)		137,316

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%
		350

Total Short-Term Instruments (Cost $350)		350

Total Investments in Securities (Cost $122,468)		137,666

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	464,771	4,594

Total Short-Term Instruments (Cost $4,592)		4,594

Total Investments in Affiliates (Cost $4,592)		4,594

Total Investments 98.7% (Cost $127,060)		$142,260
Other Assets and Liabilities, net 1.3%		1,877

Net Assets 100.0%		$144,137

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$350	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(360)	$350	$350

Total Repurchase Agreements						$(360)	$350	$350

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$553	$0	$553
Alaska	0	2,200	0	2,200
California	0	23,776	0	23,776
Colorado	0	3,283	0	3,283
District of Columbia	0	10,944	0	10,944
Florida	0	1,396	0	1,396
Illinois	0	35,212	0	35,212
Louisiana	0	5,741	0	5,741
Maryland	0	3,934	0	3,934
Michigan	0	2,124	0	2,124
New Jersey	0	10,795	0	10,795
New York	0	9,525	0	9,525
Ohio	0	309	0	309
Tennessee	0	4,642	0	4,642
Texas	0	17,957	0	17,957
Washington	0	4,925	0	4,925
Short-Term Instruments
Repurchase Agreements	0	350	0	350
	$0	$137,666	$0	$137,666

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,594	$0	$0	$4,594

Total Investments	$4,594	$137,666	$0	$142,260

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.6%
CORPORATE BONDS & NOTES 7.5%
BANKING & FINANCE 7.4%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		$100	$102
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		150	150
American International Group, Inc.
5.850% due 01/16/2018		600	626
Bank of America Corp.
5.000% due 05/13/2021		800	871
Bank of America N.A.
1.303% due 05/08/2017		12,200	12,212
BRFkredit A/S
2.000% due 10/01/2017	DKK	6,000	865
2.500% due 10/01/2047		1,000	144
4.000% due 01/01/2018		2,700	399
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,200	1,211
Deutsche Bank AG
4.250% due 10/14/2021		5,400	5,422
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		4,427	4,562
Goldman Sachs Group, Inc.
1.567% due 06/04/2017		100	100
2.163% due 09/15/2020		4,800	4,847
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	600	894
ING Bank NV
2.625% due 12/05/2022		$1,500	1,491
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
8.250% due 12/15/2020		200	233
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	1,700	243
2.000% due 10/01/2017		11,500	1,657
2.000% due 01/01/2018		100	14
2.500% due 10/01/2047		1,600	229
Nykredit Realkredit A/S
1.000% due 07/01/2017		3,600	513
1.000% due 10/01/2017		17,800	2,549
2.000% due 10/01/2017		7,500	1,081
2.500% due 10/01/2047		5,500	786
3.000% due 10/01/2047		3,000	442
Realkredit Danmark A/S
1.000% due 01/01/2017		9,600	1,359
1.000% due 04/01/2017		2,700	384
1.000% due 04/01/2018		1,800	259
2.000% due 04/01/2017		8,100	1,154
2.000% due 01/01/2018		2,100	304
2.500% due 10/01/2047		5,600	802
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$300	305
Santander Holdings USA, Inc.
2.380% due 11/24/2017		200	202
Toronto-Dominion Bank
2.250% due 03/15/2021		2,200	2,186
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		5,300	5,405
Volkswagen Bank GmbH
0.096% due 11/27/2017	EUR	3,000	3,152
Vornado Realty LP
2.500% due 06/30/2019		$7,000	7,026

			64,283

INDUSTRIALS 0.1%
AbbVie, Inc.
1.800% due 05/14/2018		100	100
Actavis Funding SCS
3.800% due 03/15/2025		500	501
Baxalta, Inc.
2.000% due 06/22/2018		300	300

Celgene Corp.
2.300% due 08/15/2018		100	101

			1,002

Total Corporate Bonds & Notes (Cost $66,066)			65,285

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		320	290

Total Municipal Bonds & Notes (Cost $307)			290

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae, TBA
3.000% due 02/01/2047		17,000	16,851
3.500% due 01/01/2032 - 02/01/2047		12,000	12,312

Total U.S. Government Agencies (Cost $28,891)			29,163

U.S. TREASURY OBLIGATIONS 146.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (e)(g)		57,558	58,095
0.125% due 04/15/2019 (g)		7,933	8,034
0.125% due 04/15/2020 (g)		47,790	48,298
0.125% due 04/15/2021		28,610	28,791
0.125% due 01/15/2023 (e)		58,957	58,563
0.125% due 07/15/2024		21,286	20,926
0.125% due 07/15/2026		1,271	1,229
0.250% due 01/15/2025		44,311	43,601
0.375% due 07/15/2023 (e)		116,809	117,937
0.375% due 07/15/2025		7,532	7,495
0.625% due 07/15/2021 (e)		2,467	2,547
0.625% due 01/15/2024		25,526	25,992
0.625% due 01/15/2026		6,490	6,550
0.625% due 02/15/2043		3,554	3,259
0.750% due 02/15/2042		22,935	21,748
1.000% due 02/15/2046		23,880	23,998
1.250% due 07/15/2020 (g)		42,096	44,475
1.375% due 07/15/2018 (g)		6,019	6,248
1.375% due 02/15/2044		52,252	57,094
1.750% due 01/15/2028 (e)		108,226	120,933
2.000% due 01/15/2026 (e)		74,996	84,547
2.125% due 02/15/2040		10,121	12,551
2.125% due 02/15/2041 (i)		2,748	3,426
2.375% due 01/15/2025 (e)		112,255	128,962
2.375% due 01/15/2027 (e)		38,871	45,569
2.500% due 01/15/2029 (e)		157,055	189,613
3.625% due 04/15/2028		45,597	60,008
3.875% due 04/15/2029		35,350	48,377
U.S. Treasury Notes
2.000% due 02/15/2025 (e)(i)		2,190	2,129

Total U.S. Treasury Obligations (Cost $1,276,523)			1,280,995

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Bear Stearns ALT-A Trust
2.606% due 10/25/2033		10	9
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.036% due 01/25/2035		527	477
JPMorgan Mortgage Trust
3.109% due 04/25/2035		182	183
Marche Mutui SRL
0.108% due 02/25/2055	EUR	145	152
1.938% due 01/27/2064		406	430
Merrill Lynch Mortgage Investors Trust
1.176% due 07/25/2030		$4,308	3,956
Morgan Stanley Capital Trust
5.809% due 12/12/2049		2,439	2,476
Sequoia Mortgage Trust
1.436% due 10/19/2026		29	28
Trinity Square PLC
1.551% due 07/15/2051	GBP	3,735	4,612
WaMu Mortgage Pass-Through Certificates Trust
1.396% due 07/25/2045		$344	332
2.845% due 09/25/2033		218	214

Wells Fargo Mortgage-Backed Securities Trust
3.028% due 07/25/2036		123	122

Total Non-Agency Mortgage-Backed Securities (Cost $14,231)			12,991

ASSET-BACKED SECURITIES 9.3%
ARES CLO Ltd.
2.100% due 01/17/2024		6,100	6,110
Atlas Senior Loan Fund Ltd.
2.126% due 08/15/2024		6,345	6,346
Babson Euro CLO BV
1.350% due 10/25/2029	EUR	1,000	1,060
Carlyle Global Market Strategies CLO Ltd.
2.111% due 04/20/2022		$4,638	4,644
CIFC Funding Ltd.
2.292% due 12/05/2024		2,900	2,903
Denali Capital CLO Ltd.
1.112% due 01/22/2022		3,178	3,157
Finn Square CLO Ltd.
2.207% due 12/24/2023		700	701
Fortress Credit Investments Ltd.
2.130% due 07/17/2023		2,223	2,224
GCAT LLC
4.250% due 10/25/2019		2,166	2,182
Navient Student Loan Trust
1.906% due 03/25/2066		1,976	1,999
NovaStar Mortgage Funding Trust
1.836% due 06/25/2035		2,517	2,357
NYMT Residential
4.000% due 03/25/2021		2,433	2,420
Residential Asset Mortgage Products Trust
1.626% due 02/25/2034		988	957
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		2,778	2,769
Structured Asset Investment Loan Trust
1.476% due 04/25/2033		2,237	2,171
Symphony CLO LP
1.976% due 01/09/2023		14,600	14,587
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,710	1,707
Venture CLO Ltd.
1.609% due 11/14/2022		3,200	3,194
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		455	455
4.250% due 03/26/2046		3,185	3,217
VOLT LLC
3.375% due 02/25/2055		1,897	1,906
3.500% due 06/26/2045		1,900	1,909
3.625% due 10/25/2057		2,499	2,506
3.875% due 04/25/2055		316	318
4.250% due 02/26/2046		1,875	1,899
Voya CLO Ltd.
2.180% due 10/15/2022		3,900	3,902
2.200% due 10/15/2022		3,900	3,905

Total Asset-Backed Securities (Cost $80,999)			81,505

SOVEREIGN ISSUES 4.1%
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	968	1,304
2.250% due 07/25/2020 (c)		3,008	3,611
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		1,627	1,789
2.350% due 09/15/2024 (c)		2,174	2,616
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	13,824	9,726
3.000% due 09/20/2030 (c)		2,267	1,746
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	1,824	2,651
0.125% due 03/22/2026 (c)		3,999	5,957
0.125% due 03/22/2044 (c)		1,376	2,682
0.125% due 03/22/2046 (c)		1,705	3,421
0.125% due 03/22/2058 (c)		176	440

Total Sovereign Issues (Cost $37,586)			35,943

SHORT-TERM INSTRUMENTS 0.8%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.751% due 09/08/2017		$3,400	3,405

REPURCHASE AGREEMENTS (d) 0.1%
		1,212

U.S. TREASURY BILLS 0.3%
0.454% due 01/12/2017 - 02/23/2017 (a)(b)(g)	2,476	2,475

Total Short-Term Instruments (Cost $7,087)		7,092

Total Investments in Securities (Cost $1,511,690)		1,513,264

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III
	29,702	294

Total Short-Term Instruments (Cost $294)		294

Total Investments in Affiliates (Cost $294)		294

Total Investments 172.6% (Cost $1,511,984)		$1,513,558
Financial Derivative Instruments (f)(h) 0.5% (Cost or Premiums, net $(589))		4,363
Other Assets and Liabilities, net (73.1)%		(640,873)

Net Assets 100.0%		$877,048

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$1,212	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(1,241)	$1,212	$1,212

Total Repurchase Agreements						$(1,241)	$1,212	$1,212

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.890%	12/27/2016	01/31/2017	$(686)	$(686)
	0.900	11/22/2016	01/31/2017	(58,266)	(58,328)
	0.900	12/27/2016	01/31/2017	(24,293)	(24,298)
BOS	0.850	12/22/2016	01/04/2017	(12,465)	(12,469)
	1.000	12/08/2016	01/04/2017	(118,104)	(118,189)
	1.070	11/18/2016	01/18/2017	(523)	(524)
	1.070	12/14/2016	01/18/2017	(17,071)	(17,081)
BSN	0.820	12/23/2016	01/30/2017	(18,698)	(18,702)
	0.820	12/27/2016	01/30/2017	(39,362)	(39,368)
GRE	0.930	12/09/2016	03/08/2017	(82,425)	(82,478)
	0.970	12/06/2016	01/04/2017	(44,488)	(44,522)
	1.000	11/14/2016	01/13/2017	(70,125)	(70,222)
	1.030	11/16/2016	01/13/2017	(79,310)	(79,419)
	1.250	12/21/2016	01/04/2017	(7,150)	(7,153)
NOM	0.850	12/13/2016	01/18/2017	(51,938)	(51,963)

Total Reverse Repurchase Agreements					$(625,402)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.600%	12/28/2016	01/04/2017	$(1,334)	$(1,334)
BPG	1.300	12/28/2016	01/04/2017	(20,374)	(20,379)

Total Sale-Buyback Transactions					$(21,713)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(905,688) at a weighted average interest rate of 0.650%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2047	$4,000	$(3,926)	$(3,971)
Fannie Mae, TBA	4.000	01/01/2047	2,000	(2,097)	(2,102)

Total Short Sales				$(6,023)	$(6,073)

(e)	Securities with an aggregate market value of $652,835 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note April Futures	$110.500	03/24/2017	518	$4	$4
Call - CBOT U.S. Treasury 2-Year Note April Futures	111.250	03/24/2017	298	3	2
Put - CBOT U.S. Treasury 5-Year Note April Futures	93.000	03/24/2017	356	3	2
Put - CBOT U.S. Treasury 5-Year Note April Futures	103.000	03/24/2017	1,032	9	4
Put - CBOT U.S. Treasury 10-Year Note April Futures	94.000	03/24/2017	323	3	2
Put - CBOT U.S. Treasury 10-Year Note April Futures	100.000	03/24/2017	409	4	3
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	34	0	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	38	0	0
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	165	1	1
Put - CBOT U.S. Treasury 10-Year Note April Futures	104.000	03/24/2017	126	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2017	375	3	3
Call - CBOT U.S. Treasury 30-Year Bond March Futures	195.000	02/24/2017	419	4	3
Call - CBOT U.S. Treasury 30-Year Bond March Futures	210.000	02/24/2017	443	4	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	110.000	02/24/2017	28	0	0

				$39	$28

Total Purchased Options				$39	$28

Written Options:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/27/2017	47	$(22)	$(9)

Total Written Options				$(22)	$(9)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	Short	03/2017	55	$(71)	$5	$(1)
Euro-BTP Italy Government Bond March Futures	Short	03/2017	19	(35)	6	(9)
Euro-Bund 10-Year Bond March Futures	Long	03/2017	32	116	18	(15)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2017	59	(96)	28	(29)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	370	5	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	370	(20)	0	0
U.S. Treasury 2-Year Note March Futures	Short	03/2017	518	87	0	(33)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,388	(276)	228	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	1,471	(225)	506	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2017	419	490	0	(314)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2017	28	(41)	27	0
United Kingdom Long Gilt March Futures	Short	03/2017	53	(137)	2	(54)

Total Futures Contracts				$(203)	$820	$(455)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$6,200	$(96)	$(10)	$0	$(2)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018		$10,500	$(8)	$(47)	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		4,000	(25)	54	0	(3)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		2,880	64	22	0	(3)
Pay *	3-Month USD-LIBOR	2.500	12/19/2023		26,700	20	235	51	0
Receive *	3-Month USD-LIBOR	2.500	02/22/2026		20,300	207	272	0	(47)
Receive *	3-Month USD-LIBOR	2.400	03/16/2026		28,450	421	528	0	(66)
Receive *	3-Month USD-LIBOR	2.300	04/21/2026		16,500	322	390	0	(38)
Receive *	3-Month USD-LIBOR	2.300	04/27/2026		19,700	385	462	0	(45)
Receive *	3-Month USD-LIBOR	1.850	07/20/2026		3,400	135	146	0	(8)
Receive *	3-Month USD-LIBOR	1.850	07/27/2026		5,950	237	247	0	(13)
Receive *	3-Month USD-LIBOR	2.000	07/27/2026		15,900	530	577	0	(36)
Receive	3-Month USD-LIBOR	1.750	12/21/2026		1,840	97	141	0	(6)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,200	21	127	0	(11)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		30,660	2,529	246	0	(258)
Receive *	3-Month USD-LIBOR	2.750	12/19/2048		6,000	(16)	(166)	0	(56)
Receive *	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	17,370	1,038	450	0	(127)
Receive *	6-Month GBP-LIBOR	1.500	03/15/2047		1,540	(34)	(132)	0	(26)
Receive *	6-Month GBP-LIBOR	1.750	03/15/2047		4,240	(421)	(322)	0	(75)
Receive	CPTFEMU	0.580	10/15/2017	EUR	2,900	0	10	0	(1)
Pay	CPTFEMU	0.830	05/15/2018		11,900	(127)	(76)	0	(2)
Receive	CPTFEMU	0.625	09/15/2018		3,700	15	26	0	0
Receive	CPTFEMU	0.650	10/15/2018		900	4	6	0	0
Receive	CPTFEMU	0.882	11/15/2018		3,000	19	19	1	0
Receive	CPTFEMU	0.806	04/15/2021		10,890	248	175	8	0
Receive	CPTFEMU	0.875	05/15/2021		9,000	192	133	6	0
Pay	CPTFEMU	1.165	12/15/2021		950	2	2	1	0
Receive	CPTFEMU	1.385	12/15/2026		8,300	(81)	(69)	0	(12)
Receive	CPURNSA	1.908	04/15/2017		$17,800	(529)	1	0	(23)
Receive	CPURNSA	2.026	11/23/2020		4,500	28	28	1	0
Receive	CPURNSA	2.021	11/25/2020		4,200	27	27	1	0
Receive	CPURNSA	2.500	07/15/2022		27,400	(2,312)	126	19	0
Receive	FRCPXTOB	0.890	11/15/2018	EUR	2,200	20	18	2	0
Pay	UKRPI	3.350	05/15/2030	GBP	3,500	(44)	(24)	0	(6)
Pay	UKRPI	3.400	06/15/2030		6,500	(42)	(16)	0	(11)
Pay	UKRPI	3.325	08/15/2030		13,600	(424)	(138)	0	(37)
Pay	UKRPI	3.275	09/15/2030		2,700	(119)	2	0	(7)
Pay	UKRPI	3.300	12/15/2030		3,200	(163)	(11)	0	(8)
Pay	UKRPI	3.140	04/15/2031		1,500	(154)	5	0	(5)
Pay	UKRPI	3.585	10/15/2046		2,100	(85)	33	3	0

						$1,977	$3,507	$93	$(930)

Total Swap Agreements						$1,881	$3,497	$93	$(932)

*	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $9,117 and cash of $5,096 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2017		$11,048	NZD	15,933	$20	$0
	02/2017	NZD	15,933		$11,039	0	(19)
BOA	01/2017	SGD	3,979		2,820	74	0
	01/2017		$14,734	EUR	14,167	181	0
	02/2017	EUR	14,167		$14,754	0	(181)
	04/2017	DKK	10,989		1,666	102	0
BPS	01/2017		9,696		1,484	111	0
	01/2017	EUR	16,677		17,688	131	0
	01/2017	GBP	14,157		17,703	254	0
BRC	07/2017	DKK	3,636		555	35	0
CBK	01/2017		2,940		441	25	0
	01/2017	GBP	631		773	0	(5)
FBF	01/2017		$1,181	JPY	134,400	0	(31)
GLM	01/2017	DKK	9,935		$1,410	6	(2)
HUS	01/2017		1,844		277	16	0
	01/2017		$620	DKK	4,125	0	(36)
	10/2017	DKK	44,504		$6,811	411	0
IND	01/2017		$19,983	GBP	16,322	134	0
	02/2017	GBP	16,322		$19,996	0	(135)
JPM	01/2017	AUD	3,618		2,670	59	0
	01/2017	DKK	9,770		1,391	19	(12)
	01/2017	GBP	2,165		2,757	89	0
	01/2017		$1,247	JPY	146,614	7	0
	02/2017	JPY	146,614		$1,249	0	(8)
	10/2017	DKK	3,860		592	37	0
SCX	01/2017	JPY	281,014		2,515	110	0
SOG	01/2017	NZD	15,933		11,276	208	0
UAG	01/2017		$2,712	EUR	2,510	0	(69)

Total Forward Foreign Currency Contracts						$2,029	$(498)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	02/13/2017	$86,500	$42	$58
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,500	451	164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,500	451	706
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	4,900	334	393
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	164,800	74	3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	125,500	63	37
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	67,000	36	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	23,000	262	792
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	30,300	352	992
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	6,700	616	707
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	2,000	200	215
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	2,000	210	222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	9,900	934	1,147
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,800	280	102
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,800	280	439

							$4,585	$6,010

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$54,700	$766	$260
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	55,700	774	265

						$1,540	$525

*	The underlying instrument has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	$ 75.000	02/06/2017	$5,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	78.000	02/06/2017	8,000	1	0
	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2047	75.000	03/06/2017	32,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	79.000	02/06/2017	6,000	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2047	79.000	03/06/2017	56,000	2	0

					$4	$0

Total Purchased Options					$6,129	$6,535

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000%	02/15/2017	EUR	1,300	$(2)	$0
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	03/15/2017		4,300	(10)	(3)
BRC	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017		4,800	(9)	(1)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.100	02/15/2017		2,900	(5)	(1)
CBK	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.000	02/15/2017		1,000	(2)	0
GST	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	03/15/2017		$12,900	(35)	(30)
	Put - OTC iTraxx Europe 26 5-Year Index	Sell	1.050	02/15/2017	EUR	1,500	(3)	0

							$(66)	$(35)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$ 1.297	01/27/2017	GBP	8,670	$(70)	$(6)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	(2)
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,100	(186)	(57)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$28,300	(206)	(14)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	(1)
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		59,200	(157)	181
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	(157)	168
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(122)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(62)

							$(1,233)	$91

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$24,800	$(349)	$(527)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	02/16/2017	27,900	(199)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	02/16/2017	27,900	(223)	(292)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	31,100	(617)	(834)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	9,300	(200)	(257)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	9,300	(210)	(263)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	46,800	(938)	(1,394)
RYL	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.800	11/07/2017	11,900	(103)	(25)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.600	11/07/2017	11,900	(104)	(245)

							$(2,943)	$(3,852)

*	The underlying instrument has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$109,400	$(766)	$(117)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	111,400	(775)	(119)

						$(1,541)	$(236)

Total Written Options						$(5,853)	$(4,038)

*	The underlying instrument has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.406%	$4,100	$(12)	$67	$55	$0
GST	Spain Government International Bond	1.000	03/20/2019	0.406	2,600	(11)	46	35	0
HUS	Spain Government International Bond	1.000	03/20/2019	0.406	1,900	(7)	32	25	0

						$(30)	$145	$115	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$6,300	$(440)	$368	$0	$(72)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,400	(161)	134	0	(27)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,700	(250)	208	0	(42)

					$(851)	$710	$0	$(141)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CPURNSA	1.715%	04/15/2017		$5,800	$0	$33	$33	$0
	Receive	CPURNSA	1.010	10/16/2017		6,600	0	82	82	0
	Receive	CPURNSA	1.580	05/23/2018		14,400	0	106	106	0
	Receive	CPURNSA	1.565	06/07/2018		1,900	0	15	15	0
	Receive	CPURNSA	1.570	11/23/2020		26,900	0	609	609	0
	Receive	CPURNSA	1.560	12/17/2020		21,800	0	530	530	0
	Pay	UKRPI	3.430	06/15/2030	GBP	2,400	1	2	3	0
BPS	Receive	CPTFEMU	0.550	10/15/2017	EUR	400	0	0	0	0
	Receive	CPTFEMU	0.806	04/15/2021		3,100	0	71	71	0
CBK	Pay	CPTFEMU	1.177	05/15/2026		2,200	0	(70)	0	(70)
DUB	Receive	CPURNSA	1.275	12/21/2017		$35,000	0	463	463	0
	Receive	CPURNSA	1.725	03/04/2019		4,375	0	11	11	0
	Pay	CPURNSA	2.065	05/12/2025		19,800	0	(132)	0	(132)
GLM	Receive	CPURNSA	1.942	04/15/2017		7,500	0	(234)	0	(234)
	Pay	FRCPXTOB	1.140	08/15/2026	EUR	100	0	(4)	0	(4)
	Pay	UKRPI	3.325	08/15/2030	GBP	5,470	(17)	(154)	0	(171)
	Receive	UKRPI	3.145	05/15/2046		890	15	203	218	0
	Receive	UKRPI	3.120	06/15/2046		440	0	120	120	0
JPM	Pay	CPURNSA	1.330	01/01/2017		$13,000	0	(39)	0	(39)
	Pay	CPURNSA	1.413	01/15/2017		6,500	0	(15)	0	(15)
	Receive	CPURNSA	1.550	07/26/2021		3,400	0	106	106	0
	Receive	CPURNSA	1.602	09/12/2021		2,630	0	72	72	0
	Pay	CPURNSA	1.730	07/26/2026		3,400	0	(185)	0	(185)
	Pay	CPURNSA	1.801	09/12/2026		2,630	0	(124)	0	(124)
MYC	Pay	CPURNSA	1.787	07/18/2026		5,000	0	(247)	0	(247)
	Pay	CPURNSA	1.810	07/19/2026		2,500	0	(118)	0	(118)
	Pay	CPURNSA	1.800	07/20/2026		3,200	0	(153)	0	(153)
	Pay	CPURNSA	1.805	09/20/2026		1,000	0	(48)	0	(48)
RYL	Pay	FRCPXTOB	1.140	08/15/2026	EUR	2,000	0	(85)	0	(85)
SOG	Receive	CPURNSA	1.700	04/15/2017		$400	0	2	2	0

							$(1)	$817	$2,441	$(1,625)

Total Swap Agreements							$(882)	$1,672	$2,556	$(1,766)

(i)	Securities with an aggregate market value of $883 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$64,283	$0	$64,283
Industrials	0	1,002	0	1,002
Municipal Bonds & Notes
West Virginia	0	290	0	290
U.S. Government Agencies	0	29,163	0	29,163
U.S. Treasury Obligations	0	1,280,995	0	1,280,995
Non-Agency Mortgage-Backed Securities	0	12,991	0	12,991
Asset-Backed Securities	0	81,505	0	81,505
Sovereign Issues	0	35,943	0	35,943
Short-Term Instruments
Certificates of Deposit	0	3,405	0	3,405
Repurchase Agreements	0	1,212	0	1,212
U.S. Treasury Bills	0	2,475	0	2,475
	$0	$1,513,264	$0	$1,513,264

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$294	$0	$0	$294

Total Investments	$294	$1,513,264	$0	$1,513,558

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,073)	$0	$(6,073)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	820	121	0	941
Over the counter	0	11,120	0	11,120
	$820	$11,241	$0	$12,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(464)	(932)	0	(1,396)
Over the counter	0	(6,302)	0	(6,302)

	$(464)	$(7,234)	$0	$(7,698)

Total Financial Derivative Instruments	$356	$4,007	$0	$4,363

Totals	$650	$1,511,198	$0	$1,511,848

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1%
BANK LOAN OBLIGATIONS 91.5%
Abacus Innovations Corp.
3.520% due 08/16/2023	$125	$126
Acadia Healthcare Co., Inc.
3.756% due 02/11/2022	49	49
3.756% due 02/16/2023	99	100
Advanced Disposal Services, Inc.
3.500% due 11/10/2023	74	75
AdvancePierre Foods, Inc.
4.000% due 06/02/2023	13	14
Air Medical Group Holdings, Inc.
5.000% due 04/28/2022	124	126
Albertsons LLC
3.770% due 08/25/2021	77	78
4.750% due 06/22/2023	150	152
American Builders & Contractors Supply Co.
3.520% due 10/31/2023	150	152
Avago Technologies Cayman Ltd.
3.704% due 02/01/2023	313	318
AVAST Software BV
5.000% due 09/30/2022	30	30
AVSC Holdings Corp.
4.500% due 01/24/2021	149	149
AWAS Finance Luxembourg S.A.
3.630% due 07/16/2018	428	432
AWAS Finance Luxembourg SARL
4.210% due 06/10/2018	67	67
Axalta Coating Systems U.S. Holdings, Inc.
3.498% due 02/01/2023	167	169
BE Aerospace, Inc.
3.940% due 12/16/2021	211	212
Beacon Roofing Supply, Inc.
3.713% - 5.500% due 10/01/2022	248	250
Berlin Packaging LLC
4.500% due 10/01/2021	49	49
Berry Plastics Holding Corp.
3.500% due 01/06/2021	136	137
3.750% due 10/01/2022	224	226
Boyd Gaming Corp.
3.756% due 09/15/2023	25	25
Burger King Worldwide, Inc.
3.750% due 12/10/2021	198	200
Calpine Corp.
3.750% due 05/27/2022	25	25
Camelot UK Holdco Ltd.
4.750% due 10/03/2023	50	51
Capsugel Holdings U.S., Inc.
4.000% due 07/31/2021	99	100
Casella Waste Systems, Inc.
4.000% due 10/03/2023	25	25
Cavium, Inc.
3.750% due 08/16/2022	25	25
CBS Radio, Inc.
4.500% due 10/17/2023	23	23
CDRH Parent, Inc.
5.250% due 07/01/2021	49	45
Charter Communications Operating LLC
3.500% due 01/15/2024	447	449
Chobani LLC
5.250% due 10/07/2023	25	25
CommScope, Inc.
3.270% due 12/29/2022	173	175
Community Health Systems, Inc.
3.750% due 12/31/2019	217	211
4.000% due 01/27/2021	152	148
4.185% due 12/31/2018	1	1
Conduent, Inc.
6.250% due 12/07/2023	75	76
Consolidated Communications, Inc.
4.000% due 10/05/2023	25	25
Convatec, Inc.
3.270% due 10/31/2023	40	40
Cortes NP Acquisition Corp.
6.000% due 11/30/2023	75	76
CPG International, Inc.
4.750% due 09/30/2020	277	281

DaVita Healthcare Partners, Inc.
3.520% due 06/24/2021	443	448
Dayton Power & Light Co.
4.010% due 08/24/2022	25	25
Dell International LLC
4.020% due 09/07/2023	225	229
Delos Finance SARL
3.748% due 03/06/2021	150	151
DigitalGlobe, Inc.
3.508% due 01/15/2024	75	76
Dollar Tree, Inc.
3.250% due 07/06/2022	32	33
Doosan Infracore International, Inc.
4.500% due 05/28/2021	111	113
Dynegy Holdings, Inc.
4.000% due 04/23/2020	49	49
Eldorado Resorts LLC
4.250% due 07/23/2022	25	25
Endo Luxembourg Finance Co. SARL
3.813% due 09/26/2022	124	124
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017	300	302
Envision Healthcare Corp.
4.000% due 12/01/2023	125	126
Equinix, Inc.
4.020% due 01/08/2023	50	50
ESH Hospitality, Inc.
3.770% due 08/30/2023	75	76
EWT Holdings Corp.
5.500% due 01/15/2021	50	50
FCA U.S. LLC
3.500% due 05/24/2017	14	15
First Data Corp.
3.756% due 03/24/2021	268	271
3.756% due 07/10/2022	107	109
GCI Holdings, Inc.
3.750% due 02/02/2022	74	74
Generac Power Systems, Inc.
3.596% due 05/31/2023	97	98
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	50	51
Granite Acquisition, Inc.
5.000% due 12/19/2021	49	49
Grifols Worldwide Operations USA, Inc.
3.715% due 02/27/2021	273	275
Hanesbrands, Inc.
3.270% due 04/29/2022	19	19
HCA, Inc.
3.520% due 02/15/2024	25	25
4.020% due 03/17/2023	99	101
HD Supply, Inc.
3.748% due 08/13/2021	222	224
3.748% due 10/17/2023	25	25
Headwaters, Inc.
4.000% due 03/24/2022	73	73
Hilton Worldwide Finance LLC
3.256% due 10/25/2023	315	319
3.500% due 10/26/2020	23	23
Huntsman International LLC
3.533% due 10/01/2021	62	62
3.963% due 04/01/2023	233	235
Immucor, Inc.
5.000% due 08/17/2018	49	48
Ineos Styrolution U.S. Holdings LLC
4.750% due 09/14/2021	25	25
Ineos U.S. Finance LLC
4.250% due 03/31/2022	147	149
inVentiv Health, Inc.
4.750% due 11/09/2023	75	75
J. Crew Group, Inc.
4.000% due 03/05/2021	6	3
J.C. Penney Corp., Inc.
5.250% due 06/23/2023	25	25
Jaguar Holding Co.
4.250% due 08/18/2022	124	125
Jefferies Finance LLC
4.500% due 05/14/2020	24	24
KAR Auction Services, Inc.
4.188% due 03/09/2021	73	73
4.500% due 03/09/2023	25	25
Keurig Green Mountain, Inc.
5.313% due 03/03/2023	54	55
Kinetic Concepts, Inc.
5.000% due 11/04/2020	113	113
Landry’s, Inc.
4.000% due 10/04/2023	25	25

Level 3 Financing, Inc.
3.500% due 05/31/2022	275	278
Lightstone Generation LLC
6.500% due 11/22/2023	50	50
Lions Gate Entertainment Corp.
3.750% due 12/08/2023	50	50
Live Nation Entertainment, Inc.
3.313% due 10/26/2023	246	249
Mallinckrodt International Finance S.A.
3.498% due 03/19/2021	74	75
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	63	65
MGM Growth Properties Operating Partnership LP
3.500% due 04/25/2023	174	175
MGOC, Inc.
4.000% due 07/31/2020	123	123
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	49	49
Mission Broadcasting, Inc.
3.000% due 09/26/2023	6	6
MKS Instruments, Inc.
3.500% due 05/01/2023	20	20
MPG Holdco, Inc.
3.750% due 10/20/2021	78	78
Multi Packaging Solutions Ltd.
4.250% due 10/14/2023	25	25
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	114	115
Nature’s Bounty Co.
5.000% due 05/05/2023	25	25
Nextstar Broadcasting, Inc.
4.000% due 09/21/2023	69	70
NFP Corp.
4.500% due 12/09/2023	125	126
Nielsen Finance LLC
3.154% due 10/04/2023	25	25
Novelis, Inc.
4.020% due 06/02/2022	123	124
NRG Energy, Inc.
3.748% due 06/30/2023	75	76
Numericable U.S. LLC
5.137% due 01/15/2024	149	151
NXP BV
3.270% due 12/07/2020	59	59
ON Semiconductor Corp.
4.020% due 03/31/2023	100	101
Onex TSG Holdings Corp.
5.000% due 07/31/2022	49	50
Orion Engineered Carbons GmbH
3.998% due 07/25/2021	21	21
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	275	274
Outerwall, Inc.
5.250% - 7.000% due 09/27/2023	25	25
PetSmart, Inc.
4.000% due 03/11/2022	156	157
Pinnacle Foods Finance LLC
3.506% due 01/13/2023	99	100
Platform Specialty Products Corp.
4.500% due 06/07/2020	58	59
Ply Gem Industries, Inc.
4.000% due 02/01/2021	151	152
Prime Security Services Borrower LLC
4.750% due 05/02/2022	125	126
Quest Software U.S. Holdings, Inc.
7.000% due 10/31/2022	50	51
Quikrete Holdings, Inc.
4.000% due 11/15/2023	85	86
Quorum Health Corp.
6.750% due 04/29/2022	99	97
Realogy Corp.
3.770% due 07/20/2022	50	51
Reynolds Group Holdings, Inc.
4.250% due 02/05/2023	175	177
RPI Finance Trust
3.498% due 10/04/2022	50	51
Samsonite International S.A.
4.020% due 08/01/2023	50	51
SBA Senior Finance LLC
3.270% due 03/24/2021	198	199
Scientific Games International, Inc.
6.000% due 10/18/2020	205	208
6.000% due 10/01/2021	98	99
Select Medical Corp.
6.000% - 7.750% due 03/03/2021	99	101

SIG Combibloc U.S. Acquisition, Inc.
4.000% due 03/13/2022	48	49
Sinclair Television Group, Inc.
3.494% due 01/31/2024	60	60
3.520% due 07/30/2021	25	25
SolarWinds, Inc.
5.500% due 02/05/2023	33	34
Spectrum Brands, Inc.
3.250% due 06/23/2022	151	153
SS&C Technologies, Inc.
4.000% - 4.020% due 07/08/2022	146	149
Station Casinos LLC
3.750% due 06/08/2023	100	101
T-Mobile USA, Inc.
3.520% due 11/09/2022	297	301
Tectum Holdings, Inc.
5.750% due 08/24/2023	50	51
Telesat Canada
4.500% due 11/07/2023	75	76
TEX Operations Co. LLC
5.000% due 08/04/2023	100	101
TI Group Automotive Systems LLC
4.500% due 06/30/2022	74	75
TransDigm, Inc.
3.770% due 06/09/2023	224	226
TransUnion LLC
3.520% due 04/09/2021	209	210
Tribune Media Co.
3.770% due 12/27/2020	111	112
Univar, Inc.
4.250% due 07/01/2022	49	50
Univision Communications, Inc.
4.000% due 03/01/2020	275	277
UPC Financing Partnership
4.080% due 08/31/2024	46	47
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022	255	256
Vantiv LLC
3.250% due 09/27/2023	50	50
Veritas U.S., Inc.
6.625% due 01/27/2023	60	55
Virgin Media Investment Holdings Limited
3.486% due 01/31/2025	135	136
VISTRA Operations Co. LLC
4.000% due 12/14/2023	10	10
West Corp.
3.270% due 06/17/2023	90	90
WEX, Inc.
4.270% due 07/01/2023	65	66
Wilsonart LLC
4.500% due 10/31/2019	152	153
XPO Logistics, Inc.
4.250% due 10/30/2021	72	73
Yum! Brands, Inc.
3.486% due 06/16/2023	25	25
Zebra Technologies Corp.
3.434% due 10/27/2021	19	19
Ziggo Financing Partnership
3.500% due 01/15/2022	44	45
3.701% due 01/15/2022	5	5

Total Bank Loan Obligations (Cost $16,754)		16,957

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.6%
		103

Total Short-Term Instruments (Cost $103)		103

Total Investments in Securities (Cost $16,857)		17,060

	SHARES
INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	155,201	1,534

Total Short-Term Instruments (Cost $1,534)	1,534

Total Investments in Affiliates (Cost $1,534)	1,534

Total Investments 100.4% (Cost $18,391)	$18,594
Other Assets and Liabilities, net (0.4)%	(75)

Net Assets 100.0%	$18,519

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$103	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(105)	$103	$103

Total Repurchase Agreements						$(105)	$103	$103

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,117	$840	$16,957
Short-Term Instruments
Repurchase Agreements	0	103	0	103
	$0	$16,220	$840	$17,060

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,534	$0	$0	$1,534

Total Investments	$1,534	$16,220	$840	$18,594

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$688	$459	$(382)	$0	$(65)	$78	$163	$(101)	$840	$9

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$840	Third Party Vendor	Broker Quote	99.750 - 101.688

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6%
CORPORATE BONDS & NOTES 48.7%
BANKING & FINANCE 35.9%
ABN AMRO Bank NV
4.250% due 02/02/2017	$1,000	$1,003
American Express Bank FSB
6.000% due 09/13/2017	1,600	1,650
American Honda Finance Corp.
2.125% due 02/28/2017	500	501
Bank Nederlandse Gemeenten NV
0.875% due 02/21/2017	15,000	15,000
0.951% due 07/14/2017	43,306	43,314
1.186% due 05/15/2018	4,000	4,012
5.250% due 01/31/2017	5,176	5,194
Bank of America Corp.
3.875% due 03/22/2017	9,090	9,142
6.000% due 09/01/2017	10,375	10,677
6.400% due 08/28/2017	25,638	26,428
Bank of America N.A.
1.250% due 02/14/2017	5,000	5,000
1.303% due 05/08/2017	6,600	6,606
1.372% due 02/14/2017	1,000	1,001
1.392% due 06/05/2017	14,900	14,917
5.300% due 03/15/2017	8,062	8,125
Bank of Montreal
1.950% due 01/30/2017	131,415	131,497
Bank of Nova Scotia
1.250% due 04/11/2017	4,000	4,001
1.750% due 03/22/2017	14,400	14,420
1.950% due 01/30/2017	27,200	27,252
Bank of Scotland PLC
5.250% due 02/21/2017	7,643	7,696
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.363% due 03/10/2017	6,795	6,797
2.350% due 02/23/2017	1,300	1,302
Barclays Bank PLC
1.486% due 02/17/2017	3,500	3,501
Bayer U.S. Finance LLC
1.144% due 10/06/2017	5,900	5,892
Bear Stearns Cos. LLC
5.550% due 01/22/2017	2,000	2,004
6.400% due 10/02/2017	11,950	12,381
BNP Paribas S.A.
1.341% due 05/07/2017	2,000	2,002
BPCE S.A.
1.608% due 06/23/2017	2,000	2,002
1.623% due 06/17/2017	50,500	50,564
1.732% due 02/10/2017	3,560	3,563
Caisse Centrale Desjardins
1.600% due 03/06/2017	136,500	136,629
Citigroup, Inc.
1.406% due 05/01/2017	21,400	21,417
1.493% due 03/10/2017	10,100	10,107
1.550% due 08/14/2017	7,500	7,506
1.630% due 11/24/2017	600	601
1.800% due 02/05/2018	8,000	7,998
1.850% due 11/24/2017	15,786	15,819
2.606% due 05/15/2018	950	965
Cooperatieve Rabobank UA
3.375% due 01/19/2017	12,500	12,512
Credit Agricole S.A.
1.498% due 06/12/2017	4,500	4,506
1.514% due 06/02/2017	24,050	24,083
3.000% due 10/01/2017	5,000	5,053
Credit Suisse AG
1.375% due 05/26/2017	22,200	22,206
DBS Bank Ltd.
2.350% due 02/28/2017	1,900	1,907
Dexia Credit Local S.A.
1.276% due 01/11/2017	49,500	49,503
DNB Bank ASA
3.200% due 04/03/2017	3,200	3,215
Erste Abwicklungsanstalt
1.000% due 02/27/2017	3,600	3,600
1.097% due 01/29/2018	10,000	10,007
1.125% due 02/12/2018	3,000	2,989

Ford Motor Credit Co. LLC
1.471% due 09/08/2017	39,620	39,635
1.500% due 01/17/2017	2,335	2,335
1.627% due 03/27/2017	2,800	2,802
1.684% due 09/08/2017	6,500	6,491
1.816% due 01/09/2018	200	201
3.000% due 06/12/2017	7,300	7,343
4.250% due 02/03/2017	1,400	1,403
6.625% due 08/15/2017	8,145	8,394
General Motors Financial Co., Inc.
2.625% due 07/10/2017	17,745	17,843
4.750% due 08/15/2017	16,750	17,070
Goldman Sachs Group, Inc.
1.567% due 06/04/2017	20,400	20,434
1.586% due 05/22/2017	30,858	30,912
1.763% due 12/15/2017	7,900	7,926
2.900% due 07/19/2018	3,000	3,043
5.950% due 01/18/2018	2,200	2,292
6.250% due 09/01/2017	3,000	3,093
HSBC Bank USA N.A.
6.000% due 08/09/2017	12,442	12,774
HSBC USA, Inc.
1.298% due 06/23/2017	3,000	2,999
1.392% due 03/03/2017	2,700	2,701
1.700% due 03/05/2018	8,100	8,097
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017	2,100	2,104
3.500% due 01/13/2017	10,500	10,511
ING Bank NV
3.750% due 03/07/2017	21,150	21,240
International Bank for Reconstruction & Development
0.800% due 10/13/2017	11,500	11,500
Jackson National Life Global Funding
1.250% due 02/21/2017	8,200	8,200
JPMorgan Chase & Co.
1.426% due 02/15/2017	23,300	23,315
1.432% due 04/25/2018	5,000	5,015
Landwirtschaftliche Rentenbank
0.881% due 02/06/2017	8,000	8,001
Macquarie Bank Ltd.
1.430% due 02/26/2017	2,850	2,851
1.650% due 03/24/2017	3,000	3,003
1.787% due 03/24/2017	26,400	26,430
5.000% due 02/22/2017	16,630	16,713
Macquarie Group Ltd.
1.887% due 01/31/2017	34,988	35,014
Metropolitan Life Global Funding
1.256% due 04/10/2017	14,800	14,813
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	4,000	3,997
Mizuho Bank Ltd.
1.300% due 04/16/2017	2,200	2,200
1.447% due 09/25/2017	3,580	3,579
1.637% due 03/26/2018	16,925	16,930
Morgan Stanley
5.450% due 01/09/2017	12,506	12,512
6.250% due 08/28/2017	6,500	6,698
MUFG Union Bank N.A.
1.281% due 05/05/2017	3,400	3,403
Murray Street Investment Trust
4.647% due 03/09/2017	16,995	17,094
National Australia Bank Ltd.
1.300% due 06/30/2017	1,400	1,401
1.363% due 03/17/2017	1,000	1,000
Nederlandse Waterschapsbank NV
0.998% due 10/13/2017	8,000	8,006
1.132% due 02/14/2018	23,055	23,097
Nordea Bank AB
3.125% due 03/20/2017	500	502
NRW Bank
1.000% due 05/22/2017	3,000	2,999
1.120% due 10/16/2017	5,000	5,006
1.137% due 01/31/2017	6,500	6,502
PACCAR Financial Corp.
1.136% due 06/06/2017	1,000	1,000
1.400% due 11/17/2017	2,600	2,605
PNC Bank N.A.
1.500% due 10/18/2017	5,000	5,003
Protective Life Global Funding
1.501% due 06/08/2018	3,000	3,001
Santander UK PLC
1.375% due 03/13/2017	2,000	2,001
1.467% due 03/13/2017	2,300	2,300
1.650% due 09/29/2017	5,500	5,506
Shinhan Bank
1.526% due 04/08/2017	7,300	7,299

Sumitomo Mitsui Banking Corp.
1.196% due 07/11/2017	4,650	4,648
1.350% due 07/11/2017	13,750	13,737
1.800% due 07/18/2017	3,800	3,809
Suncorp-Metway Ltd.
1.697% due 03/28/2017	2,300	2,302
1.700% due 03/28/2017	3,500	3,503
Svensk Exportkredit AB
1.087% due 09/28/2017	5,170	5,172
1.133% due 06/12/2017	1,000	1,001
1.262% due 11/09/2017	4,000	4,011
Toronto-Dominion Bank
1.500% due 03/13/2017	205,600	205,767
UBS AG
1.282% due 08/14/2017	2,500	2,499
1.375% due 06/01/2017	2,000	2,000
1.491% due 06/01/2017	4,900	4,906
Wachovia Corp.
1.233% due 06/15/2017	1,300	1,300
Wells Fargo & Co.
1.400% due 09/08/2017	11,000	10,988
Wells Fargo Bank N.A.
1.498% due 09/07/2017	24,450	24,502
1.622% due 01/22/2018	15,800	15,879

		1,604,230

INDUSTRIALS 7.7%
Actavis Funding SCS
1.300% due 06/15/2017	2,000	1,999
1.850% due 03/01/2017	6,300	6,306
2.033% due 03/12/2018	16,400	16,498
Actavis, Inc.
1.875% due 10/01/2017	8,000	8,017
Amgen, Inc.
1.296% due 05/22/2017	41,600	41,646
2.125% due 05/15/2017	3,500	3,512
5.850% due 06/01/2017	2,000	2,037
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	1,500	1,502
Anthem, Inc.
2.375% due 02/15/2017	4,300	4,305
BAT International Finance PLC
2.125% due 06/07/2017	4,600	4,613
BMW U.S. Capital LLC
1.274% due 06/02/2017	42,600	42,629
Chevron Corp.
1.247% due 11/09/2017	4,000	4,010
1.344% due 11/09/2017	3,500	3,499
1.411% due 05/16/2018	20,000	20,077
Daimler Finance North America LLC
1.226% due 08/01/2017	9,150	9,158
1.354% due 03/02/2018	5,000	5,009
1.375% due 08/01/2017	13,160	13,161
1.591% due 08/03/2017	10,935	10,964
1.650% due 03/02/2018	250	250
1.875% due 01/11/2018	4,481	4,488
2.400% due 04/10/2017	3,000	3,010
ERAC USA Finance LLC
2.750% due 03/15/2017	1,935	1,940
Fidelity National Information Services, Inc.
1.450% due 06/05/2017	1,500	1,501
Hyundai Capital America
1.450% due 02/06/2017	6,600	6,601
4.000% due 06/08/2017	1,500	1,515
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	14,700	14,745
NBCUniversal Enterprise, Inc.
1.565% due 04/15/2018	21,998	22,137
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017	10,503	10,513
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	3,800	3,830
Philip Morris International, Inc.
1.250% due 08/11/2017	1,000	1,001
1.625% due 03/20/2017	2,000	2,000
Phillips 66
2.950% due 05/01/2017	24,995	25,136
Schlumberger Investment S.A.
1.250% due 08/01/2017	2,355	2,353
Statoil ASA
1.087% due 11/09/2017	7,000	7,006
1.196% due 05/15/2018	5,450	5,448
3.125% due 08/17/2017	900	910

Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	14,000	14,013
UnitedHealth Group, Inc.
1.330% due 01/17/2017	11,200	11,202
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,000	998
Volkswagen International Finance NV
2.375% due 03/22/2017	2,500	2,507
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	3,000	3,001

		345,047

UTILITIES 5.1%
AT&T, Inc.
1.418% due 03/30/2017	16,200	16,210
1.600% due 02/15/2017	8,000	8,002
BP Capital Markets PLC
1.232% due 02/10/2017	3,090	3,090
1.327% due 02/13/2018	22,640	22,666
1.846% due 05/05/2017	3,280	3,287
Duke Energy Corp.
1.378% due 04/03/2017	1,000	1,001
1.625% due 08/15/2017	2,050	2,054
Electricite de France S.A.
1.341% due 01/20/2017	41,058	41,063
Engie S.A.
1.625% due 10/10/2017	1,500	1,500
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	1,140	1,141
Pacific Gas & Electric Co.
5.625% due 11/30/2017	2,300	2,386
Plains All American Pipeline LP
6.125% due 01/15/2017	3,000	3,004
Shell International Finance BV
1.202% due 05/10/2017	16,200	16,210
1.462% due 11/10/2018	7,530	7,583
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,010
TECO Finance, Inc.
6.572% due 11/01/2017	3,000	3,115
Verizon Communications, Inc.
2.709% due 09/14/2018	74,000	75,671
Vodafone Group PLC
1.625% due 03/20/2017	11,230	11,233
5.625% due 02/27/2017	6,672	6,711

		227,937

Total Corporate Bonds & Notes (Cost $2,177,026)		2,177,214

MUNICIPAL BONDS & NOTES 0.2%
NEW YORK 0.2%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017	7,700	7,723

Total Municipal Bonds & Notes (Cost $7,700)		7,723

U.S. GOVERNMENT AGENCIES 0.3%
Federal Farm Credit Bank
0.740% due 03/22/2017	2,750	2,750
0.781% due 11/13/2017	4,500	4,504
0.980% due 09/14/2017	7,500	7,516

Total U.S. Government Agencies (Cost $14,746)		14,770

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes
0.750% due 01/31/2018 (b)	18,000	17,965
2.625% due 01/31/2018	65,000	66,166

Total U.S. Treasury Obligations (Cost $84,086)		84,131

ASSET-BACKED SECURITIES 0.3%
Ally Auto Receivables Trust
0.600% due 06/15/2017	227	228
Dell Equipment Finance Trust
0.850% due 07/24/2017	13,030	13,030

Honda Auto Receivables Owner Trust
0.620% due 06/15/2017	1,926	1,925

Total Asset-Backed Securities (Cost $15,183)		15,183

SOVEREIGN ISSUES 1.2%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	5,500	5,466
Export Development Canada
0.875% due 01/30/2017	6,000	6,003
0.947% due 04/29/2018	5,100	5,103
Export-Import Bank of Korea
1.301% due 05/20/2017	5,500	5,510
Kommuninvest Sverige AB
1.046% due 08/17/2018	4,000	4,006
Province of Nova Scotia
5.125% due 01/26/2017	2,615	2,621
State of North Rhine-Westphalia
1.190% due 04/28/2017	10,000	10,007
1.201% due 05/03/2017	12,000	12,009
Tokyo Metropolitan Government
1.750% due 06/08/2017	5,000	5,004

Total Sovereign Issues (Cost $55,731)		55,729

SHORT-TERM INSTRUMENTS 48.0%
CERTIFICATES OF DEPOSIT 2.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.536% due 08/17/2017	1,500	1,502
Barclays Bank PLC
1.696% due 12/06/2017	53,000	53,043
Credit Suisse AG
1.400% due 05/03/2017	37,500	37,529
Mizuho Bank Ltd.
1.653% due 12/12/2017	19,600	19,609
Sumitomo Mitsui Banking Corp.
1.254% due 05/02/2017	1,000	1,001

		112,684

COMMERCIAL PAPER 30.7%
Autonation, Inc.
1.177% due 01/04/2017	4,000	3,999
1.320% due 01/09/2017	4,000	3,999
1.370% due 01/04/2017	26,000	25,996
Becton Dickinson & Co.
0.994% due 01/12/2017	5,000	4,999
Bell Canada
1.015% due 01/17/2017	5,700	5,698
1.035% due 01/17/2017	6,900	6,897
1.169% due 02/28/2017	500	499
Coca-Cola Co.
0.887% due 01/05/2017	15,500	15,499
0.887% due 01/06/2017	9,000	8,999
0.887% due 01/10/2017	6,500	6,499
Comcast Corp.
1.066% due 01/24/2017	35,000	34,978
1.076% due 01/27/2017	35,000	34,975
Consumers Energy Co.
1.137% due 01/09/2017	2,000	2,000
1.137% due 01/10/2017	11,000	10,997
CVS Corp.
1.025% due 01/19/2017	7,000	6,997
Deutsche Telekom AG
1.015% due 01/13/2017	8,930	8,927
1.055% due 01/19/2017	50,000	49,975
Dominion Resources
1.056% due 01/13/2017	5,000	4,998
1.076% due 01/19/2017	32,300	32,285
Edison International
0.954% due 01/03/2017	2,336	2,336
0.984% due 01/03/2017	6,000	6,000
Electricite de France S.A.
1.557% due 01/09/2017	9,500	9,498
Enbridge Energy Partners LP
1.370% due 01/09/2017	2,000	1,999
1.462% due 01/18/2017	4,000	3,998
Energy Transfer Partners LP
1.573% due 01/05/2017	30,000	29,995
1.573% due 01/10/2017	4,000	3,999
1.603% due 01/10/2017	5,000	4,998
1.624% due 01/12/2017	22,000	21,991
ENI Finance USA, Inc.
0.954% due 01/19/2017	3,500	3,499
1.147% due 02/14/2017	4,500	4,495

Entergy Corp.
1.106% due 01/09/2017	10,000	9,997
1.106% due 01/10/2017	7,200	7,198
1.107% due 01/04/2017	5,000	4,999
Enterprise Products Operating LLC
1.005% due 01/20/2017	500	500
1.025% due 01/10/2017	5,000	4,999
1.047% due 01/23/2017	3,000	2,998
1.086% due 01/23/2017	4,000	3,998
1.106% due 01/23/2017	13,000	12,992
Export-Import Bank of Korea
1.358% due 05/22/2017	13,300	13,239
1.481% due 05/24/2017	53,500	53,249
Ford Motor Credit Co.
1.701% due 11/02/2017	8,100	7,970
Harley-Davidson Funding Corp.
0.914% due 01/25/2017	10,000	9,993
Harris Corp.
1.319% due 01/06/2017	25,000	24,995
Hewlett Packard Enterprise Co.
1.056% due 01/09/2017	20,800	20,797
Hitachi Capital America Corp.
1.126% due 01/11/2017	8,000	7,998
1.136% due 01/06/2017	7,000	6,999
HP, Inc.
1.157% due 01/09/2017	100,000	99,987
Humana, Inc.
1.025% due 01/17/2017	8,000	7,996
Hyundai Capital America
1.015% due 01/18/2017	21,500	21,490
1.035% due 01/10/2017	21,945	21,940
1.045% due 02/02/2017	5,000	4,995
1.065% due 01/12/2017	16,000	15,995
1.065% due 01/25/2017	10,000	9,993
1.066% due 01/18/2017	1,000	1,000
Kansas City Southern
1.421% due 01/17/2017	8,000	7,996
Kraft Food Group, Inc.
1.096% due 01/05/2017	14,250	14,248
1.106% due 01/19/2017	19,400	19,388
Marriott International
1.015% due 01/18/2017	6,700	6,697
1.096% due 01/19/2017	1,500	1,499
1.117% due 01/25/2017	20,000	19,987
1.168% due 01/27/2017	10,500	10,492
1.188% due 02/06/2017	18,000	17,982
McKesson Corp.
1.035% due 01/05/2017	25,000	24,997
Mondelez International, Inc.
1.076% due 01/24/2017	22,000	21,986
1.076% due 01/25/2017	15,000	14,990
Monsanto Co.
1.166% due 01/03/2017	20,000	19,998
1.187% due 01/04/2017	15,000	14,998
NiSource Finance Corp.
1.055% due 01/10/2017	2,500	2,499
1.066% due 01/09/2017	3,000	2,999
1.116% due 01/04/2017	3,300	3,300
1.167% due 01/03/2017	8,200	8,199
1.177% due 01/12/2017	10,000	9,997
1.218% due 01/09/2017	1,000	1,000
1.229% due 01/17/2017	4,500	4,498
1.259% due 01/23/2017	5,000	4,997
1.269% due 01/17/2017	8,600	8,596
1.421% due 01/25/2017	5,000	4,997
Nissan Motor Acceptance Corp.
0.944% due 01/12/2017	21,200	21,194
0.984% due 01/18/2017	50,000	49,978
0.995% due 01/27/2017	5,000	4,996
ONEOK Partners LP
1.167% due 01/04/2017	7,000	6,999
1.177% due 01/05/2017	2,000	2,000
1.268% due 01/10/2017	5,000	4,999
Pacific Gas & Electric Co.
0.893% due 01/03/2017	10,000	9,999
Plains All American Pipeline
1.472% due 01/03/2017	4,000	4,000
1.523% due 01/04/2017	23,300	23,298
PPL Electric Utilities Corp.
1.035% due 01/09/2017	10,000	9,998
Rockwell Collins, Inc.
1.035% due 01/12/2017	8,634	8,632
SCANA Corp.
1.390% due 01/04/2017	2,000	2,000

Schlumberger Holdings
0.954% due 01/17/2017	3,200	3,199
1.016% due 01/23/2017	4,500	4,498
Sempra Energy Holdings
1.086% due 01/17/2017	15,300	15,294
1.168% due 02/13/2017	4,000	3,995
1.208% due 01/30/2017	7,000	6,994
Suncor Energy, Inc.
0.862% due 01/03/2017	500	500
Syngenta Wilmington, Inc.
1.574% due 01/23/2017	50,000	49,976
Thermo Fisher Scientific, Inc.
1.065% due 01/17/2017	30,000	29,987
Time Warner, Inc.
0.964% due 01/12/2017	25,000	24,993
United Helthcare Co.
0.933% due 01/06/2017	15,000	14,998
0.954% due 01/06/2017	30,000	29,996
Viacom, Inc.
1.543% due 02/01/2017	20,000	19,982
1.553% due 02/03/2017	8,000	7,992
Volvo Group Treasury N.A.
0.984% due 01/06/2017	6,500	6,499
1.065% due 01/12/2017	20,000	19,994

		1,371,671

REPURCHASE AGREEMENTS (a) 13.8%		616,801

SHORT-TERM NOTES 1.0%
AT&T, Inc.
2.400% due 03/15/2017	4,000	4,010
Capital Auto Receivables Asset Trust
0.750% due 07/20/2017	2,517	2,517
Kraft Heinz Foods Co.
1.600% due 06/30/2017	1,300	1,302
Nissan Auto Lease Trust
0.750% due 09/15/2017	4,817	4,817
Toyota Motor Credit Corp.
1.192% due 12/05/2017	30,600	30,627

		43,273

Total Short-Term Instruments (Cost $2,144,280)		2,144,429

Total Investments in Securities (Cost $4,498,752)		4,499,179

Total Investments 100.6% (Cost $4,498,752)		$4,499,179
Other Assets and Liabilities, net (0.6)%		(27,042)

Net Assets 100.0%		$4,472,137

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.400%	12/30/2016	01/03/2017	$6,400	U.S. Treasury Bonds 2.875% due 05/15/2043	$(6,686)	$6,400	$6,400
BOS	0.650	12/30/2016	01/03/2017	50,000	U.S. Treasury Bonds 3.625% due 08/15/2043	(13,899)	50,000	50,003
					U.S. Treasury Notes 2.125% due 06/30/2022	(37,369)
BPG	0.480	12/30/2016	01/03/2017	1,000	Ginnie Mae 3.000% due 07/20/2046	(1,037)	1,000	1,000
JPS	0.540	12/30/2016	01/04/2017	2,200	U.S Treasury Inflation Protected Securities 0.125% due 04/15/2018	(2,252)	2,200	2,200
	0.610	12/30/2016	01/03/2017	40,000	Ginnie Mae 4.000% due 11/20/2046	(41,828)	40,000	40,003
	0.830	12/27/2016	01/03/2017	100,000	U.S. Treasury Notes 2.250% due 07/31/2021	(102,946)	100,000	100,016
MBC	0.760	12/28/2016	01/04/2017	100,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(17,614)	100,000	100,013
					U.S. Treasury Notes 2.750% due 02/15/2024	(86,496)
NXN	0.500	12/30/2016	01/03/2017	300,000	U.S. Treasury Bonds 2.500% - 3.625% due 02/15/2044 - 02/15/2045	(307,687)	300,000	300,017
SCX	0.550	12/30/2016	01/03/2017	13,000	U.S. Treasury Notes 1.625% due 04/30/2023	(13,280)	13,000	13,001
SSB	0.010	12/30/2016	01/03/2017	4,201	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(4,288)	4,201	4,201

Total Repurchase Agreements						$(635,382)	$616,801	$616,854

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Securities with an aggregate market value of $2,376 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,604,230	$0	$1,604,230
Industrials	0	345,047	0	345,047
Utilities	0	227,937	0	227,937
Municipal Bonds & Notes
New York	0	7,723	0	7,723
U.S. Government Agencies	0	14,770	0	14,770
U.S. Treasury Obligations	0	84,131	0	84,131
Asset-Backed Securities	0	15,183	0	15,183
Sovereign Issues	0	55,729	0	55,729
Short-Term Instruments
Certificates of Deposit	0	112,684	0	112,684
Commercial Paper	0	1,371,671	0	1,371,671
Repurchase Agreements	0	616,801	0	616,801
Short-Term Notes	0	43,273	0	43,273

Total Investments	$0	$4,499,179	$0	$4,499,179

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.2%
CORPORATE BONDS & NOTES 32.6%
BANKING & FINANCE 23.3%
ABN AMRO Bank NV
4.250% due 02/02/2017		$7,375	$7,398
American Express Credit Corp.
1.550% due 09/22/2017		10,825	10,838
2.375% due 03/24/2017		7,686	7,706
American Honda Finance Corp.
1.051% due 07/14/2017		1,150	1,151
2.125% due 02/28/2017		700	701
Banco Santander Brasil S.A.
4.625% due 02/13/2017		10,400	10,424
Bank Nederlandse Gemeenten NV
0.875% due 02/21/2017		29,500	29,499
0.951% due 07/14/2017		93,026	93,044
1.186% due 05/15/2018		15,800	15,848
Bank of America Corp.
1.540% due 08/25/2017		10,600	10,614
1.700% due 08/25/2017		12,805	12,824
2.000% due 01/11/2018		200	201
3.875% due 03/22/2017		22,814	22,944
6.000% due 09/01/2017		15,110	15,550
6.400% due 08/28/2017		46,900	48,346
Bank of America N.A.
1.250% due 02/14/2017		11,400	11,401
1.303% due 05/08/2017		21,975	21,996
1.372% due 02/14/2017		7,500	7,504
1.392% due 06/05/2017		54,350	54,413
5.300% due 03/15/2017		16,983	17,115
Bank of Montreal
1.950% due 01/30/2017		76,500	76,547
Bank of Nova Scotia
1.250% due 04/11/2017		7,500	7,503
1.750% due 03/22/2017		42,125	42,184
1.950% due 01/30/2017		99,469	99,659
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.200% due 03/10/2017		25,800	25,798
1.363% due 03/10/2017		3,000	3,001
2.350% due 02/23/2017		4,300	4,306
Barclays Bank PLC
1.486% due 02/17/2017		10,775	10,779
Bayer U.S. Finance LLC
1.144% due 10/06/2017		3,500	3,495
Bear Stearns Cos. LLC
5.550% due 01/22/2017		2,730	2,735
6.400% due 10/02/2017		20,654	21,399
BNP Paribas S.A.
1.341% due 05/07/2017		14,870	14,881
2.375% due 09/14/2017		1,300	1,309
BPCE S.A.
1.182% due 03/06/2017	GBP	15,100	18,618
1.608% due 06/23/2017		$13,940	13,954
1.623% due 06/17/2017		65,950	66,034
1.732% due 02/10/2017		5,250	5,254
Caisse Centrale Desjardins
1.600% due 03/06/2017		119,100	119,212
Citigroup, Inc.
1.493% due 03/10/2017		62,795	62,836
1.550% due 08/14/2017		35,935	35,965
1.630% due 11/24/2017		4,000	4,009
1.850% due 11/24/2017		46,838	46,937
2.606% due 05/15/2018		4,700	4,775
Cooperatieve Rabobank UA
1.220% due 04/28/2017		22,375	22,391
Credit Agricole S.A.
1.498% due 06/12/2017		85,750	85,858
1.514% due 06/02/2017		31,200	31,242
3.000% due 10/01/2017		5,000	5,053
Credit Suisse AG
1.375% due 05/26/2017		22,228	22,234
Daimler Finance North America LLC
1.234% due 03/02/2017		1,590	1,590
DBS Bank Ltd.
2.350% due 02/28/2017		3,000	3,011

Dexia Credit Local S.A.
1.276% due 01/11/2017		66,310	66,314
DNB Bank ASA
3.200% due 04/03/2017		13,757	13,823
Erste Abwicklungsanstalt
1.000% due 02/27/2017		7,000	6,999
1.097% due 01/29/2018		26,000	26,018
1.125% due 02/12/2018		5,000	4,981
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		40,159	40,163
1.627% due 03/27/2017		11,345	11,354
1.660% due 01/17/2017		50,920	50,931
1.684% due 09/08/2017		13,550	13,530
1.816% due 01/09/2018		4,834	4,849
3.000% due 06/12/2017		17,335	17,438
6.625% due 08/15/2017		38,380	39,554
General Motors Financial Co., Inc.
2.625% due 07/10/2017		33,025	33,208
3.000% due 09/25/2017		7,625	7,699
4.750% due 08/15/2017		33,900	34,548
Goldman Sachs Group, Inc.
1.567% due 06/04/2017		86,040	86,183
1.763% due 12/15/2017		139,065	139,527
2.006% due 11/15/2018		1,000	1,010
2.087% due 04/30/2018		68,452	69,062
2.900% due 07/19/2018		4,000	4,057
HSBC USA, Inc.
1.392% due 03/03/2017		79,100	79,117
1.500% due 11/13/2017		3,336	3,334
1.700% due 03/05/2018		43,000	42,983
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017		19,542	19,562
Hyundai Capital Services, Inc.
3.500% due 09/13/2017		2,710	2,738
ING Bank NV
3.750% due 03/07/2017		7,075	7,105
International Bank for Reconstruction & Development
0.800% due 10/13/2017		2,500	2,500
Jackson National Life Global Funding
1.250% due 02/21/2017		29,300	29,299
JPMorgan Chase & Co.
1.426% due 02/15/2017		109,950	110,021
1.432% due 04/25/2018		13,145	13,185
1.441% due 03/01/2018		22,300	22,345
Kookmin Bank
1.761% due 01/27/2017		6,000	6,002
Landwirtschaftliche Rentenbank
0.881% due 02/06/2017		10,580	10,581
Macquarie Bank Ltd.
1.430% due 02/26/2017		58,500	58,522
1.650% due 03/24/2017		20,565	20,583
1.787% due 03/24/2017		84,350	84,445
5.000% due 02/22/2017		13,820	13,889
Macquarie Group Ltd.
1.887% due 01/31/2017		39,690	39,720
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,000	4,996
Mizuho Bank Ltd.
1.300% due 04/16/2017		10,004	10,003
1.447% due 09/25/2017		8,095	8,092
1.637% due 03/26/2018		15,400	15,405
Morgan Stanley
5.450% due 01/09/2017		31,571	31,587
6.250% due 08/28/2017		20,600	21,229
MUFG Union Bank N.A.
1.281% due 05/05/2017		1,050	1,051
Murray Street Investment Trust
4.647% due 03/09/2017		14,250	14,333
National Australia Bank Ltd.
1.300% due 06/30/2017		4,875	4,877
1.363% due 03/17/2017		7,850	7,852
Nederlandse Waterschapsbank NV
0.998% due 10/13/2017		19,500	19,514
1.132% due 02/14/2018		50,609	50,702
Nordea Bank AB
1.250% due 04/04/2017		5,000	5,002
NRW Bank
1.000% due 05/22/2017		12,400	12,397
1.120% due 10/16/2017		26,660	26,692
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	34,000	4,817
2.000% due 01/01/2017		155,000	21,960
2.000% due 04/01/2017		477,300	68,003
Protective Life Global Funding
1.501% due 06/08/2018		$33,000	33,011

Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	672,100	95,223
1.000% due 04/01/2017		114,700	16,309
2.000% due 01/01/2017		1,312,200	185,913
2.000% due 04/01/2017		86,000	12,258
Santander UK PLC
1.375% due 03/13/2017		$13,349	13,353
1.650% due 09/29/2017		17,600	17,621
Shinhan Bank
1.526% due 04/08/2017		10,075	10,073
Sumitomo Mitsui Banking Corp.
1.196% due 07/11/2017		28,500	28,489
Suncorp-Metway Ltd.
1.700% due 03/28/2017		9,648	9,657
Svensk Exportkredit AB
1.133% due 06/12/2017		10,280	10,285
1.262% due 11/09/2017		26,400	26,470
Synchrony Financial
2.287% due 11/09/2017		6,900	6,946
Toronto-Dominion Bank
1.500% due 03/13/2017		291,650	291,887
Toyota Motor Credit Corp.
1.338% due 07/13/2018		4,027	4,040
UBS AG
1.282% due 08/14/2017		13,000	12,997
1.375% due 06/01/2017		5,500	5,499
1.491% due 06/01/2017		68,925	69,015
Ventas Realty LP
1.250% due 04/17/2017		3,567	3,566
Wachovia Corp.
1.233% due 06/15/2017		1,200	1,200
Wells Fargo & Co.
1.400% due 09/08/2017		1,050	1,049
Wells Fargo Bank N.A.
1.223% due 06/15/2017		31,500	31,506
1.498% due 09/07/2017		43,150	43,242
1.622% due 01/22/2018		37,600	37,789

			3,795,175

INDUSTRIALS 6.4%
Actavis Funding SCS
1.300% due 06/15/2017		2,693	2,692
1.850% due 03/01/2017		56,712	56,769
Actavis, Inc.
1.875% due 10/01/2017		11,000	11,023
Aetna, Inc.
1.601% due 12/08/2017		29,505	29,611
Amgen, Inc.
1.250% due 05/22/2017		9,500	9,502
1.296% due 05/22/2017		114,100	114,226
2.125% due 05/15/2017		38,695	38,825
5.850% due 06/01/2017		6,300	6,416
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017		3,000	3,003
Anthem, Inc.
2.375% due 02/15/2017		13,610	13,625
BAT International Finance PLC
2.125% due 06/07/2017		14,398	14,439
Beam Suntory, Inc.
1.875% due 05/15/2017		2,000	2,003
BMW U.S. Capital LLC
1.274% due 06/02/2017		58,400	58,440
Chevron Corp.
1.247% due 11/09/2017		39,100	39,195
1.344% due 11/09/2017		11,800	11,795
1.411% due 05/16/2018		21,200	21,282
Comcast Corp.
6.500% due 01/15/2017		6,426	6,435
Daimler Finance North America LLC
1.226% due 08/01/2017		33,600	33,628
1.303% due 03/10/2017		26,155	26,166
1.354% due 03/02/2018		5,400	5,409
1.375% due 08/01/2017		35,420	35,424
1.591% due 08/03/2017		36,650	36,749
1.650% due 03/02/2018		33,300	33,262
1.650% due 05/18/2018		11,000	10,982
1.875% due 01/11/2018		1,100	1,102
2.400% due 04/10/2017		13,100	13,142
2.950% due 01/11/2017		2,425	2,426
Deutsche Telekom International Finance BV
2.250% due 03/06/2017		20,350	20,380
eBay, Inc.
1.090% due 07/28/2017		6,200	6,196

Exxon Mobil Corp.
1.537% due 02/28/2018	64,000	64,410
General Electric Co.
2.900% due 01/09/2017	5,000	5,002
General Mills, Inc.
5.700% due 02/15/2017	1,000	1,005
Hyundai Capital America
1.450% due 02/06/2017	26,049	26,054
4.000% due 06/08/2017	6,520	6,586
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	12,700	12,739
NBCUniversal Enterprise, Inc.
1.565% due 04/15/2018	39,153	39,401
Nissan Motor Acceptance Corp.
1.492% due 03/03/2017	8,630	8,638
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	10,215	10,295
Philip Morris International, Inc.
1.125% due 08/21/2017	2,000	1,998
1.250% due 08/11/2017	5,200	5,204
1.625% due 03/20/2017	1,800	1,800
Phillips 66
2.950% due 05/01/2017	80,566	81,022
Schlumberger Investment S.A.
1.250% due 08/01/2017	9,100	9,092
Schlumberger Norge A/S
1.250% due 08/01/2017	1,000	999
Statoil ASA
1.087% due 11/09/2017	14,150	14,163
1.196% due 05/15/2018	23,782	23,775
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	26,435	26,459
Time Warner Cable LLC
5.850% due 05/01/2017	22,192	22,509
UnitedHealth Group, Inc.
1.330% due 01/17/2017	5,000	5,001
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,400	1,398
1.290% due 05/23/2017	1,100	1,099
Volkswagen International Finance NV
2.375% due 03/22/2017	8,569	8,592
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	9,370	9,373

		1,050,761

UTILITIES 2.9%
AT&T, Inc.
1.418% due 03/30/2017	51,000	51,032
1.600% due 02/15/2017	5,000	5,001
1.700% due 06/01/2017	10,825	10,841
BP Capital Markets PLC
1.846% due 05/05/2017	9,405	9,426
Duke Energy Corp.
1.378% due 04/03/2017	2,000	2,001
1.625% due 08/15/2017	24,300	24,343
Electricite de France S.A.
1.341% due 01/20/2017	55,680	55,687
Engie S.A.
1.625% due 10/10/2017	12,000	12,004
MidAmerican Energy Co.
5.950% due 07/15/2017	1,100	1,128
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	7,300	7,305
2.056% due 09/01/2017	1,500	1,507
Pacific Gas & Electric Co.
5.625% due 11/30/2017	5,000	5,187
Plains All American Pipeline LP
6.125% due 01/15/2017	3,000	3,004
Shell International Finance BV
1.202% due 05/10/2017	51,800	51,832
1.250% due 11/10/2017	2,500	2,501
1.462% due 11/10/2018	22,660	22,820
5.200% due 03/22/2017	11,923	12,021
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	15,455	15,533
TECO Finance, Inc.
6.572% due 11/01/2017	1,389	1,442
Verizon Communications, Inc.
1.351% due 06/09/2017	35,077	35,120
2.709% due 09/14/2018	143,228	146,461
Vodafone Group PLC
1.250% due 09/26/2017	2,000	1,997

5.625% due 02/27/2017		1,009	1,015

			479,208

Total Corporate Bonds & Notes (Cost $5,352,025)			5,325,144

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017		21,100	21,164

Total Municipal Bonds & Notes (Cost $21,100)			21,164

U.S. GOVERNMENT AGENCIES 0.4%
Federal Farm Credit Bank
0.900% due 06/14/2017		56,500	56,540
Federal Home Loan Bank
0.806% due 10/27/2017		6,000	6,012

Total U.S. Government Agencies (Cost $62,509)			62,552

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Notes
0.750% due 01/31/2018 (e)		135,600	135,338
0.875% due 01/31/2018		209,000	208,878
2.625% due 01/31/2018		395,000	402,082

Total U.S. Treasury Obligations (Cost $745,885)			746,298

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.600% due 06/15/2017		1,134	1,133
Dell Equipment Finance Trust
0.850% due 07/24/2017		5,584	5,584
Honda Auto Receivables Owner Trust
0.620% due 06/15/2017		2,888	2,888

Total Asset-Backed Securities (Cost $9,606)			9,605

SOVEREIGN ISSUES 1.5%
Development Bank of Japan, Inc.
1.800% due 03/17/2017	JPY	5,000,000	42,982
Export Development Canada
0.704% due 03/10/2017		$10,500	10,499
0.875% due 01/30/2017		5,740	5,743
0.947% due 04/29/2018		1,200	1,201
Export-Import Bank of Korea
1.301% due 05/20/2017		22,750	22,789
Japan Bank for International Cooperation
1.750% due 07/31/2018		3,400	3,402
Japan Finance Organization for Municipalities
0.230% due 10/27/2017	JPY	600,000	5,150
1.375% due 02/05/2018		$1,000	995
1.500% due 09/12/2017		7,866	7,857
Japan Student Services Organization
0.100% due 11/20/2017	JPY	2,100,000	18,006
Kommunalbanken A/S
1.091% due 02/20/2018		$4,000	4,006
Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017	JPY	3,100,000	26,570
Province of British Columbia
1.200% due 04/25/2017		$16,068	16,076
Province of Ontario
1.170% due 11/23/2017		4,441	4,445
State of North Rhine-Westphalia
1.190% due 04/28/2017		30,600	30,622
1.201% due 05/03/2017		38,000	38,029
Tokyo Metropolitan Government
1.750% due 06/08/2017		2,950	2,953

Total Sovereign Issues (Cost $248,655)			241,325

SHORT-TERM INSTRUMENTS 62.9%
CERTIFICATES OF DEPOSIT 2.0%
Barclays Bank PLC
1.376% due 02/17/2017		1,200	1,201
1.696% due 12/06/2017		133,000	133,108
Credit Suisse AG
1.400% due 05/03/2017		130,500	130,600
Mizuho Bank Ltd.
1.653% due 12/12/2017		51,500	51,524

Sumitomo Mitsui Banking Corp.
1.254% due 05/02/2017	6,100	6,104
1.663% due 09/15/2017	1,300	1,302

		323,839

COMMERCIAL PAPER 21.3%
Autonation, Inc.
1.177% due 01/04/2017	9,000	8,999
1.319% due 01/06/2017	29,000	28,994
1.320% due 01/09/2017	12,000	11,996
1.370% due 01/04/2017	20,000	19,997
AutoZone, Inc.
1.025% due 01/17/2017	5,800	5,798
Becton Dickinson & Co.
0.984% due 01/12/2017	7,000	6,998
0.994% due 01/12/2017	5,800	5,798
Bell Canada
1.015% due 01/17/2017	15,400	15,394
1.035% due 01/17/2017	19,400	19,392
1.169% due 02/28/2017	3,000	2,995
Comcast Corp.
1.035% due 01/24/2017	119,405	119,330
1.056% due 01/24/2017	78,000	77,951
1.066% due 01/24/2017	45,000	44,972
1.076% due 01/27/2017	55,000	54,960
Consumers Energy Co.
1.137% due 01/09/2017	2,500	2,499
CVS Corp.
1.025% due 01/19/2017	9,000	8,996
Deutsche Telekom AG
1.015% due 01/13/2017	25,000	24,991
1.055% due 01/19/2017	125,000	124,937
Dominion Resources
1.014% due 01/09/2017	11,400	11,398
1.056% due 01/13/2017	14,000	13,996
1.076% due 01/19/2017	82,700	82,661
Edison International
0.954% due 01/03/2017	6,000	5,999
0.984% due 01/03/2017	7,000	6,999
Electricite de France S.A.
0.933% due 01/09/2017	13,425	13,422
0.954% due 01/09/2017	3,700	3,699
1.273% due 01/06/2017	800	800
1.301% due 01/06/2017	1,000	1,000
1.557% due 01/09/2017	51,350	51,340
Enbridge Energy Partners LP
1.370% due 01/09/2017	3,000	2,999
1.462% due 01/18/2017	5,000	4,997
Energy Transfer Partners LP
1.573% due 01/05/2017	30,000	29,995
1.573% due 01/10/2017	4,000	3,999
1.603% due 01/10/2017	20,000	19,993
1.624% due 01/12/2017	23,000	22,991
ENI Finance USA, Inc.
1.147% due 02/14/2017	11,500	11,487
Entergy Corp.
1.106% due 01/10/2017	18,700	18,694
1.107% due 01/04/2017	10,000	9,999
Enterprise Products Operating LLC
1.025% due 01/10/2017	14,700	14,696
1.047% due 01/23/2017	7,000	6,996
1.086% due 01/23/2017	4,500	4,497
1.106% due 01/23/2017	14,000	13,992
Export-Import Bank of Korea
1.341% due 05/22/2017	8,000	7,963
1.358% due 05/22/2017	55,000	54,746
1.481% due 05/24/2017	136,000	135,361
Ford Motor Credit Co.
1.701% due 11/02/2017	16,000	15,742
Harley-Davidson Funding Corp.
0.914% due 01/25/2017	10,000	9,993
Harris Corp.
1.319% due 01/06/2017	23,900	23,896
Hewlett Packard Enterprise Co.
1.056% due 01/09/2017	55,500	55,493
1.106% due 01/12/2017	20,000	19,997
Hitachi Capital America Corp.
1.115% due 01/05/2017	10,500	10,499
1.126% due 01/11/2017	9,000	8,998
1.136% due 01/06/2017	9,073	9,072
HP, Inc.
1.157% due 01/09/2017	150,000	149,981
1.167% due 01/09/2017	143,630	143,612

Humana, Inc.
1.025% due 01/17/2017	9,000	8,996
Hyundai Capital America
1.015% due 01/17/2017	50,000	49,979
1.015% due 01/18/2017	5,100	5,098
1.035% due 01/10/2017	40,000	39,990
1.045% due 02/02/2017	15,000	14,986
1.065% due 01/11/2017	53,000	52,986
1.065% due 01/12/2017	36,300	36,289
1.065% due 01/25/2017	30,000	29,980
1.066% due 01/18/2017	3,000	2,999
Kansas City Southern
1.421% due 01/17/2017	15,000	14,992
Kraft Food Group, Inc.
1.096% due 01/05/2017	20,000	19,997
1.106% due 01/19/2017	20,000	19,988
Marriott International
1.015% due 01/18/2017	17,000	16,992
1.096% due 01/19/2017	3,000	2,999
1.117% due 01/25/2017	20,000	19,987
1.168% due 01/27/2017	27,900	27,880
1.188% due 02/01/2017	63,000	62,945
1.188% due 02/06/2017	52,000	51,947
McKesson Corp.
1.035% due 01/05/2017	76,000	75,990
Mondelez International, Inc.
1.015% due 01/24/2017	26,000	25,984
1.076% due 01/24/2017	23,000	22,986
1.076% due 01/25/2017	35,000	34,977
Monsanto Co.
1.166% due 01/03/2017	38,700	38,697
1.187% due 01/04/2017	35,000	34,996
NiSource Finance Corp.
1.066% due 01/09/2017	15,200	15,197
1.116% due 01/04/2017	8,200	8,199
1.117% due 01/03/2017	13,500	13,499
1.117% due 01/18/2017	3,000	2,999
1.157% due 01/11/2017	18,593	18,588
1.167% due 01/03/2017	21,200	21,198
1.177% due 01/12/2017	10,000	9,997
1.218% due 01/09/2017	2,000	2,000
1.218% due 01/13/2017	30,941	30,931
1.229% due 01/17/2017	4,700	4,698
1.259% due 01/23/2017	7,000	6,996
1.269% due 01/17/2017	22,000	21,991
1.421% due 01/25/2017	20,000	19,987
Nissan Motor Acceptance Corp.
0.944% due 01/12/2017	54,900	54,884
0.964% due 01/05/2017	4,500	4,499
0.984% due 01/18/2017	201,000	200,910
0.995% due 01/27/2017	7,500	7,495
ONEOK Partners LP
1.167% due 01/03/2017	34,000	33,997
1.167% due 01/04/2017	5,000	4,999
1.177% due 01/05/2017	6,000	5,999
1.268% due 01/10/2017	35,500	35,491
Pacific Gas & Electric Co.
0.893% due 01/03/2017	24,000	23,998
Plains All American Pipeline
1.360% due 01/03/2017	7,700	7,699
1.472% due 01/03/2017	4,000	4,000
1.523% due 01/04/2017	23,400	23,398
PPL Electric Utilities Corp.
1.035% due 01/09/2017	20,000	19,996
Rockwell Collins, Inc.
1.035% due 01/12/2017	20,000	19,994
SCANA Corp.
1.390% due 01/04/2017	2,700	2,700
Sempra Energy Holdings
1.086% due 01/17/2017	19,000	18,992
1.107% due 01/24/2017	18,000	17,989
1.168% due 02/13/2017	7,000	6,991
1.208% due 01/30/2017	30,000	29,976
Suncor Energy, Inc.
0.862% due 01/03/2017	2,000	2,000
Syngenta Wilmington, Inc.
1.574% due 01/23/2017	50,000	49,976
Thermo Fisher Scientific, Inc.
1.065% due 01/17/2017	51,000	50,979
Time Warner, Inc.
0.964% due 01/13/2017	25,000	24,992
0.984% due 01/12/2017	10,000	9,997
0.984% due 01/13/2017	15,000	14,995
United Helthcare Co.
0.933% due 01/06/2017	28,000	27,996
0.954% due 01/06/2017	170,000	169,975

Viacom, Inc.
1.543% due 02/01/2017		60,000	59,947
1.553% due 02/03/2017		31,000	30,971
Volvo Group Treasury N.A.
1.065% due 01/12/2017		20,000	19,994
Wyndham Worldwide
1.319% due 01/06/2017		10,000	9,998
1.349% due 01/04/2017		4,000	3,999
1.401% due 01/13/2017		10,000	9,996

			3,485,761

REPURCHASE AGREEMENTS (d) 17.3%			2,821,033

SHORT-TERM NOTES 0.6%
AT&T, Inc.
2.400% due 03/15/2017		21,033	21,085
Federal Home Loan Bank
0.507% due 01/18/2017 (b)(c)		5,300	5,299
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		300	302
Mizuho Securities USA, Inc.
1.490% due 03/24/2017		5,300	5,299
Toyota Motor Credit Corp.
1.192% due 12/05/2017		71,600	71,664

			103,649

BELGIUM TREASURY BILLS 0.6%
(0.933)% due 01/12/2017 (b)(c)	EUR	100,000	105,344

FRANCE TREASURY BILLS 2.2%
(1.101)% due 01/04/2017 - 01/11/2017 (a)(b)		350,000	368,659

JAPAN TREASURY BILLS 15.1%
(0.413)% due 01/10/2017 - 10/20/2017 (a)(b)	JPY	287,160,000	2,460,485

MEXICO TREASURY BILLS 1.6%
5.692% due 01/05/2017 - 02/02/2017 (a)(b)	MXN	5,278,000	255,658

U.K. TREASURY BILLS 2.2%
(0.646)% due 01/03/2017 - 01/09/2017 (a)(b)	GBP	286,000	352,335

U.S. TREASURY BILLS 0.0%
0.404% due 02/02/2017 - 03/09/2017 (a)(b)		$2,109	2,108

Total Short-Term Instruments (Cost $10,355,182)			10,278,871

Total Investments in Securities (Cost $16,794,962)			16,684,959

Total Investments 102.2% (Cost $16,794,962)			$16,684,959
Financial Derivative Instruments (f)(g) 0.7% (Cost or Premiums, net $0)			121,500
Other Assets and Liabilities, net (2.9)%			(481,820)

Net Assets 100.0%			$16,324,639

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.620%	12/30/2016	01/03/2017	$108,300	U.S. Treasury Bonds 3.625% due 08/15/2043	$(110,810)	$108,300	$108,308
BOS	0.530	01/03/2017	01/04/2017	250,000	U.S. Treasury Bonds 3.625% - 3.750% due 08/15/2043 - 11/15/2043	(261,196)	250,000	250,000
BOS	0.650	12/30/2016	01/03/2017	241,700	U.S. Treasury Bonds 3.625% due 08/15/2043	(250,423)	241,700	241,718
BSN	0.470	12/30/2016	01/03/2017	209,200	U.S. Treasury Notes 1.750% due 05/15/2023	(213,878)	209,200	209,211
DEU	0.450	12/30/2016	01/03/2017	28,400	U.S. Treasury Bonds 3.125% due 02/15/2043	(29,258)	28,400	28,401
IND	0.500	12/30/2016	01/03/2017	6,400	U.S. Treasury Notes 3.750% due 11/15/2018	(6,532)	6,400	6,400
JPS	0.540	01/03/2017	01/04/2017	13,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(14,131)	13,800	13,800
	0.600	12/30/2016	01/03/2017	66,100	U.S. Treasury Notes 2.625% due 08/15/2020	(67,673)	66,100	66,104
MBC	0.760	12/28/2016	01/04/2017	600,000	U.S. Treasury Bonds 4.375% due 11/15/2039	(61,914)	600,000	600,076
					U.S. Treasury Notes 0.750% - 3.500% due 02/28/2017 - 02/28/2022	(559,308)
NXN	0.500	12/30/2016	01/03/2017	200,000	U.S. Treasury Bonds 3.625% due 02/15/2044	(205,048)	200,000	200,011
RDR	0.570	12/30/2016	01/03/2017	495,600	U.S. Treasury Notes 1.625% - 1.750% due 03/31/2022 - 05/31/2023	(506,683)	495,600	495,631
SCX	0.550	12/30/2016	01/03/2017	450,400	U.S. Treasury Notes 1.125% - 2.375% due 08/31/2021 - 05/15/2025	(460,145)	450,400	450,428
SGY	0.480	12/30/2016	01/03/2017	142,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	(145,324)	142,200	142,208
SSB	0.010	12/30/2016	01/03/2017	8,933	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(9,116)	8,933	8,933

Total Repurchase Agreements						$(2,901,439)	$2,821,033	$2,821,229

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty

(e)	Securities with an aggregate market value of $8,340 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2017	DKK	887,413		$136,641	$10,912	$0
	01/2017		$44,510	JPY	5,000,000	0	(1,689)
	04/2017	DKK	429,560		$64,606	3,441	0
	04/2017		$176	DKK	1,160	0	(11)
BPS	01/2017	DKK	410,420		$61,208	3,060	0
	01/2017	GBP	138,000		175,631	5,622	0
	01/2017	JPY	32,400		280	3	0
	01/2017	MXN	129,015		6,292	54	0
CBK	01/2017	DKK	479,189		74,285	6,393	0
	01/2017	EUR	450,000		477,886	3,808	0
	01/2017	GBP	58,000		74,102	2,635	0
	01/2017	JPY	30,670,000		266,880	4,160	(37)
	02/2017		31,710,000		299,857	27,821	0
	03/2017	GBP	15,065		21,854	3,268	0
	03/2017	JPY	86,170,000		758,137	17,774	0
	10/2017		1,348,400		13,213	1,485	0
	11/2017		5,200,000		50,989	5,721	0
DUB	01/2017	DKK	234,000		34,831	1,678	0
FBF	01/2017	JPY	7,444,300		71,442	7,600	0
GLM	01/2017	DKK	11,150		1,659	80	0
	01/2017	JPY	5,121,400		44,881	1,020	0
	01/2017		$1,283	JPY	150,600	7	0
	02/2017	JPY	8,670,000		$76,789	2,347	0
HUS	01/2017		28,000		243	3	0
IND	02/2017		$93,379	JPY	9,820,200	0	(9,106)
JPM	01/2017	JPY	70,000		$594	0	(5)
	01/2017	MXN	4,914,323		242,067	3,770	0
	01/2017		$85,956	JPY	10,104,100	578	0
	02/2017	JPY	12,244,100		$104,655	229	(603)
	03/2017		49,690,000		435,088	8,125	0
	04/2017		28,500,000		242,929	0	(2,272)
SCX	01/2017	GBP	50,000		63,019	1,410	0
	01/2017	JPY	9,988,100		89,384	3,844	0
	02/2017	MXN	211,291		10,292	86	0
SOG	01/2017		$1,514	DKK	9,800	0	(126)
SSB	01/2017	DKK	207,669		$31,926	2,503	0
UAG	01/2017	JPY	60,500		515	0	(3)
	03/2017		22,000,000		194,449	5,428	0
	04/2017	DKK	262,013		39,823	2,515	0
	04/2017	JPY	24,380,000		207,727	0	(2,028)

Total Forward Foreign Currency Contracts						$137,380	$(15,880)

Cash of $10,690 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,795,175	$0	$3,795,175
Industrials	0	1,050,761	0	1,050,761
Utilities	0	479,208	0	479,208
Municipal Bonds & Notes
New York	0	21,164	0	21,164
U.S. Government Agencies	0	62,552	0	62,552
U.S. Treasury Obligations	0	746,298	0	746,298
Asset-Backed Securities	0	9,605	0	9,605
Sovereign Issues	0	241,325	0	241,325
Short-Term Instruments
Certificates of Deposit	0	323,839	0	323,839
Commercial Paper	0	3,485,761	0	3,485,761
Repurchase Agreements	0	2,821,033	0	2,821,033
Short-Term Notes	0	103,649	0	103,649
Belgium Treasury Bills	0	105,344	0	105,344
France Treasury Bills	0	368,659	0	368,659
Japan Treasury Bills	0	2,460,485	0	2,460,485
Mexico Treasury Bills	0	255,658	0	255,658
U.K. Treasury Bills	0	352,335	0	352,335
U.S. Treasury Bills	0	2,108	0	2,108

Total Investments	$0	$16,684,959	$0	$16,684,959

Financial Derivative Instruments - Assets
Over the counter	$0	$137,380	$0	$137,380

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(15,880)	$0	$(15,880)

Total Financial Derivative Instruments	$0	$121,500	$0	$121,500

Totals	$0	$16,806,459	$0	$16,806,459

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5%
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	$2,000	$121
National Australia Bank Ltd.
1.375% due 07/12/2019	600	590

		711

INDUSTRIALS 0.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	4,883	5,097
UAL Pass-Through Trust
6.636% due 01/02/2024	849	916

		6,013

Total Corporate Bonds & Notes (Cost $7,613)		6,724

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.644% due 12/25/2036	173	169
0.816% due 12/25/2036	9	9
0.876% due 03/25/2034	122	121
0.956% due 05/25/2035	31	31
1.001% due 03/25/2027	62	62
1.056% due 01/25/2034	27	27
1.068% due 03/25/2027	134	134
1.106% due 05/25/2042 - 09/25/2042	293	292
1.136% due 11/17/2030 - 05/18/2032	92	93
1.156% due 08/25/2017 - 12/25/2033	114	115
1.186% due 09/17/2027 - 10/18/2030	106	107
1.196% due 05/25/2036	29	29
1.206% due 10/25/2030	49	49
1.236% due 11/18/2030	40	40
1.256% due 08/25/2031 - 01/25/2033	114	114
1.306% due 12/25/2021 - 12/25/2030	42	42
1.356% due 04/25/2022 - 12/25/2023	194	195
1.406% due 10/25/2022 - 11/25/2031	100	101
1.456% due 09/25/2022 - 04/25/2032	71	72
1.506% due 05/25/2022	48	48
1.556% due 09/25/2020	13	13
1.586% due 01/25/2022	27	27
1.741% due 07/01/2042 - 07/01/2044	665	678
1.756% due 12/25/2023 - 04/25/2032	253	259
1.791% due 09/01/2041	38	39
1.798% due 04/25/2023	9	9
1.851% due 07/01/2027 - 11/01/2040	39	41
1.906% due 04/25/2023 - 10/25/2023	88	89
1.941% due 09/01/2040	6	6
1.943% due 07/01/2022 - 08/01/2032	5	6
1.956% due 05/25/2022 - 01/25/2024	125	127
1.989% due 10/01/2024	13	13
2.039% due 06/01/2033	242	255
2.156% due 06/01/2020	1	1
2.191% due 02/01/2035	25	27
2.192% due 08/01/2028	196	204
2.198% due 07/01/2033	239	239
2.205% due 04/01/2028	43	44
2.240% due 03/25/2022	5	5
2.254% due 02/01/2032	9	10
2.275% due 11/01/2022	5	5
2.290% due 12/01/2032	47	50
2.298% due 09/01/2033	35	36
2.327% due 12/01/2032	109	111
2.336% due 07/01/2035	171	180
2.340% due 10/25/2021 - 10/01/2032	58	59
2.370% due 10/01/2035	228	237
2.380% due 12/01/2035	4	4
2.385% due 01/01/2019	17	17
2.393% due 03/01/2034	282	294
2.414% due 01/01/2034	4	4
2.421% due 11/01/2035	42	44
2.424% due 01/01/2033	9	9
2.425% due 01/01/2035	7	8

2.428% due 10/01/2032	18	18
2.433% due 02/01/2037	39	40
2.437% due 11/01/2033	278	291
2.445% due 04/01/2034	37	39
2.459% due 04/01/2035	16	17
2.470% due 05/01/2032	58	62
2.473% due 02/01/2035	236	237
2.486% due 02/01/2035	166	173
2.489% due 11/01/2035	28	29
2.495% due 01/01/2033 - 01/01/2037	130	131
2.496% due 09/01/2033	141	145
2.497% due 11/01/2035	65	66
2.500% due 01/01/2033	24	25
2.508% due 01/01/2033	17	18
2.514% due 07/01/2035	29	30
2.515% due 07/01/2035	34	35
2.520% due 07/01/2033	178	188
2.521% due 01/01/2035	42	44
2.525% due 05/01/2030	20	20
2.528% due 01/01/2034 - 10/01/2034	358	370
2.533% due 07/01/2034	156	163
2.535% due 08/01/2035	146	149
2.537% due 04/01/2033	108	113
2.538% due 04/01/2037	75	79
2.539% due 07/01/2034	277	291
2.540% due 01/01/2034	120	124
2.544% due 09/01/2034	63	66
2.545% due 04/01/2034	163	167
2.549% due 01/01/2036	330	349
2.552% due 09/01/2033	82	85
2.553% due 04/01/2034	42	44
2.563% due 05/01/2034	58	60
2.566% due 06/01/2035	82	86
2.587% due 01/01/2033	7	7
2.588% due 01/01/2033	24	25
2.591% due 02/01/2034	38	40
2.598% due 01/01/2033	8	8
2.604% due 02/01/2035	89	94
2.605% due 12/01/2035	210	216
2.610% due 07/01/2037	106	112
2.615% due 06/01/2027	11	11
2.625% due 06/01/2019 - 04/01/2040	817	851
2.631% due 05/01/2035	56	59
2.633% due 01/01/2035	117	122
2.635% due 11/01/2043	115	117
2.636% due 03/01/2036	120	124
2.643% due 03/01/2035	9	9
2.650% due 09/01/2033 - 03/01/2035	211	217
2.653% due 02/01/2034	262	279
2.659% due 03/01/2035	265	279
2.663% due 04/01/2035	35	37
2.669% due 02/01/2035	72	76
2.674% due 11/01/2026	223	231
2.703% due 02/01/2035	22	23
2.704% due 03/01/2033	86	86
2.705% due 11/01/2031 - 10/01/2033	304	320
2.714% due 05/01/2032	78	80
2.715% due 05/01/2034 - 09/01/2034	277	284
2.719% due 04/01/2033	15	15
2.723% due 07/01/2035	61	65
2.738% due 07/01/2033	162	172
2.741% due 04/01/2035 - 07/01/2037	155	162
2.745% due 07/01/2036	79	79
2.747% due 05/01/2033	16	17
2.756% due 04/01/2033	2	2
2.761% due 12/01/2034	81	86
2.767% due 05/01/2036	92	98
2.772% due 06/01/2034	51	52
2.774% due 09/01/2033	45	48
2.775% due 09/01/2032	7	7
2.776% due 08/01/2033	72	75
2.780% due 03/01/2034	21	21
2.782% due 05/01/2033	32	34
2.788% due 07/01/2029	18	18
2.793% due 07/01/2026	240	251
2.794% due 07/01/2034	124	132
2.809% due 01/01/2035	68	72
2.814% due 05/01/2036	251	266
2.815% due 08/01/2033	3	3
2.818% due 09/01/2033	197	207
2.825% due 03/01/2033	65	69
2.827% due 03/01/2033	11	11
2.838% due 01/01/2036	4	5
2.839% due 12/01/2035	21	22
2.840% due 01/01/2036	16	17
2.848% due 07/01/2033	11	11

2.850% due 07/01/2034	34	36
2.853% due 06/01/2037	67	71
2.856% due 05/01/2037	409	425
2.857% due 10/01/2033	94	98
2.860% due 02/01/2036	79	84
2.867% due 09/01/2029	53	55
2.868% due 06/01/2035	24	25
2.871% due 02/01/2034	135	142
2.872% due 11/01/2034 - 08/01/2035	256	270
2.875% due 03/01/2034 - 04/01/2035	330	345
2.877% due 06/01/2030	15	15
2.878% due 07/01/2035	3	3
2.881% due 12/01/2034	32	33
2.882% due 11/01/2032	21	22
2.884% due 04/01/2033	41	44
2.886% due 02/01/2034	83	88
2.897% due 06/01/2034	249	252
2.900% due 11/01/2032	39	42
2.917% due 12/01/2033	90	95
2.920% due 12/01/2035 - 07/01/2036	139	141
2.928% due 09/01/2033	29	31
2.940% due 05/01/2035	106	109
2.944% due 11/01/2034	224	235
2.946% due 07/01/2035	13	14
2.960% due 04/01/2035	5	5
2.971% due 11/01/2034	30	32
2.980% due 04/01/2036	3	3
2.988% due 08/01/2035	61	65
2.989% due 09/01/2035	574	609
2.990% due 09/01/2017 - 08/01/2024	7	7
2.999% due 06/01/2030	2	2
3.000% due 02/01/2022 - 07/01/2035	3,532	3,637
3.001% due 08/01/2033	548	576
3.008% due 03/01/2035	209	216
3.025% due 08/01/2034	131	135
3.031% due 09/01/2036	4	4
3.045% due 10/01/2035	36	38
3.048% due 05/01/2036	208	217
3.052% due 09/01/2035	114	120
3.060% due 12/01/2030 - 06/01/2036	115	122
3.083% due 12/01/2036	175	185
3.090% due 10/01/2034	19	20
3.100% due 11/01/2033	139	147
3.102% due 12/01/2018	1	1
3.108% due 11/01/2034	26	27
3.109% due 11/01/2033	379	395
3.115% due 10/01/2043	11	12
3.123% due 11/01/2033	240	253
3.138% due 04/01/2035	23	24
3.155% due 10/01/2033	70	74
3.173% due 11/01/2034	58	61
3.187% due 12/01/2035	32	34
3.190% due 08/01/2037	614	640
3.203% due 12/01/2036	17	17
3.208% due 05/01/2036	88	92
3.224% due 11/01/2033	76	80
3.230% due 01/01/2033	4	4
3.245% due 04/01/2036	198	202
3.289% due 03/01/2030	432	446
3.290% due 04/01/2033	246	247
3.310% due 02/25/2032	15	15
3.334% due 07/01/2019	2	2
3.345% due 12/01/2018	2	2
3.375% due 03/01/2034	199	203
3.438% due 08/25/2042	41	43
3.500% due 06/01/2034 - 04/01/2046	19,699	20,198
3.700% due 06/01/2021	10	10
3.721% due 09/01/2035	194	206
3.887% due 05/01/2036	70	74
4.000% due 08/25/2018	2	2
4.500% due 09/25/2018	8	8
5.240% due 03/01/2038	102	102
5.500% due 08/25/2020	12	13
5.591% due 12/25/2042	155	170
6.000% due 02/25/2044 - 08/25/2044	61	67
6.250% due 05/25/2042	36	40
6.454% due 11/01/2047	376	376
6.500% due 07/25/2021 - 01/25/2044	831	948
6.576% due 09/01/2024	447	444
6.700% due 10/01/2047	121	121
7.000% due 02/25/2023 - 02/25/2044	72	76
7.500% due 05/01/2028 - 05/25/2042	46	50
8.000% due 08/25/2022 - 10/01/2026	119	129
9.000% due 03/25/2020 - 01/01/2026	52	54
9.500% due 07/01/2021	5	5

Fannie Mae, TBA
2.500% due 02/01/2032	3,000	3,000
3.000% due 01/01/2032 - 02/01/2047	17,000	17,076
3.500% due 02/01/2047	2,000	2,046
Freddie Mac
1.004% due 03/15/2036	5	5
1.016% due 08/25/2031	597	586
1.036% due 09/25/2031	338	334
1.054% due 02/15/2029 - 03/15/2029	58	58
1.104% due 07/15/2026 - 01/15/2033	181	182
1.106% due 06/25/2029	100	99
1.154% due 03/15/2024 - 08/15/2029	181	183
1.156% due 05/25/2043	1,272	1,265
1.204% due 05/15/2023 - 01/15/2032	199	200
1.254% due 08/15/2029 - 03/15/2032	172	175
1.304% due 08/15/2022 - 12/15/2031	244	246
1.404% due 04/15/2022	11	11
1.741% due 10/25/2044 - 02/25/2045	903	925
1.851% due 02/01/2019	12	13
1.941% due 07/25/2044	4,172	4,179
1.943% due 01/01/2030	50	52
2.155% due 09/01/2037	382	388
2.318% due 11/01/2024	21	22
2.343% due 12/01/2024	134	138
2.399% due 03/01/2035	51	54
2.475% due 08/01/2033	33	35
2.527% due 12/01/2032	25	26
2.549% due 04/01/2036	386	385
2.553% due 12/01/2035	42	44
2.606% due 10/01/2027	16	16
2.615% due 09/01/2036	234	234
2.625% due 11/01/2029 - 02/01/2037	83	85
2.630% due 01/01/2035	79	81
2.662% due 01/01/2036	74	78
2.665% due 07/01/2036 - 01/01/2037	233	239
2.666% due 12/01/2034	244	257
2.699% due 02/01/2036	9	9
2.700% due 07/01/2033	33	33
2.725% due 09/01/2030 - 11/01/2033	146	151
2.730% due 11/01/2036	657	690
2.750% due 04/01/2032 - 09/01/2035	133	140
2.763% due 11/01/2033	194	204
2.773% due 04/01/2032 - 02/01/2036	191	202
2.774% due 12/01/2036	75	80
2.787% due 11/01/2036	5	5
2.790% due 09/01/2034 - 09/01/2035	394	406
2.802% due 05/01/2035	135	138
2.807% due 09/01/2034	316	335
2.811% due 02/01/2035	71	74
2.812% due 01/01/2037	8	8
2.817% due 07/01/2033	4	5
2.818% due 01/01/2035	13	14
2.823% due 05/01/2033	2	2
2.832% due 09/01/2034	156	159
2.834% due 01/01/2034	576	611
2.836% due 06/01/2035	5	6
2.840% due 03/01/2036	245	257
2.841% due 08/01/2035	24	26
2.842% due 11/01/2036	25	26
2.855% due 09/01/2035	109	112
2.868% due 09/01/2035	89	94
2.873% due 04/01/2034	8	8
2.877% due 08/01/2023 - 04/01/2034	181	190
2.881% due 03/01/2032	123	130
2.884% due 03/01/2036	8	8
2.890% due 01/01/2030	113	118
2.891% due 03/01/2030	75	76
2.895% due 12/01/2034	14	15
2.905% due 03/01/2036	232	241
2.915% due 08/01/2035	220	224
2.916% due 08/01/2035	5	6
2.920% due 04/01/2036	31	32
2.943% due 02/01/2036	41	44
2.947% due 01/01/2027	199	207
2.950% due 05/01/2035	259	275
2.966% due 07/01/2035	6	7
2.970% due 09/01/2034	48	51
2.971% due 08/01/2035	242	255
2.985% due 12/01/2034 - 07/01/2036	21	22
2.994% due 07/01/2035	82	86
3.000% due 03/01/2035	228	232
3.021% due 09/01/2035	19	21
3.036% due 04/01/2035	126	128
3.040% due 07/01/2019	1	1
3.042% due 10/01/2035	152	161
3.045% due 09/01/2037	119	126

3.071% due 01/01/2036	13	14
3.078% due 08/01/2036	54	55
3.085% due 02/01/2036	28	30
3.086% due 02/01/2035	497	531
3.090% due 09/01/2035	15	16
3.116% due 06/01/2035	19	21
3.236% due 03/01/2035	73	78
3.290% due 11/01/2034	167	168
3.335% due 08/01/2037	242	253
3.357% due 09/01/2030	270	279
3.674% due 04/01/2030	410	433
4.500% due 03/15/2021 - 04/15/2032	307	331
5.500% due 05/15/2017 - 10/15/2032	18	21
6.000% due 01/15/2029 - 05/01/2035	48	55
6.027% due 07/01/2037	162	161
6.250% due 12/15/2023	7	7
7.000% due 06/01/2017 - 07/15/2027	62	69
8.500% due 11/15/2021	74	83
Freddie Mac, TBA
3.000% due 01/01/2047	15,000	14,886
Ginnie Mae
0.907% due 01/16/2031	10	10
0.980% due 08/20/2066	11,271	11,233
1.089% due 06/20/2032	39	39
1.107% due 02/16/2032	65	65
1.157% due 03/16/2031	31	32
1.207% due 04/16/2030 - 04/16/2032	78	78
1.330% due 07/20/2066	14,801	14,739
2.000% due 02/20/2025 - 01/20/2030	826	855
2.125% due 07/20/2026 - 04/20/2033	723	752

Total U.S. Government Agencies (Cost $133,432)		133,722

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	4,784
U.S. Treasury Notes
2.125% due 08/15/2021 (f)	21,400	21,586

Total U.S. Treasury Obligations (Cost $27,856)		26,370

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.4%
Adjustable Rate Mortgage Trust
1.256% due 10/25/2035	14	13
1.496% due 02/25/2035	40	40
3.160% due 11/25/2035 ^	309	261
3.278% due 03/25/2035	62	60
American Home Mortgage Investment Trust
1.336% due 02/25/2045	1,673	1,651
3.082% due 10/25/2034	144	145
3.293% due 02/25/2045	293	294
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	233	236
Banc of America Funding Trust
2.961% due 06/25/2034	701	702
3.027% due 05/25/2035	29,440	30,155
3.072% due 03/20/2035	30	30
3.425% due 11/20/2035 ^	249	223
Banc of America Mortgage Trust
3.070% due 02/25/2034	736	709
3.121% due 10/25/2035 ^	110	102
3.123% due 06/25/2034	48	48
3.202% due 04/25/2034	129	129
3.263% due 09/25/2033	211	208
3.265% due 10/25/2033	594	603
3.288% due 02/25/2033	159	157
3.319% due 01/25/2035	61	61
3.390% due 05/25/2033	384	387
3.398% due 11/25/2034	20	20
3.493% due 01/25/2034	76	76
3.536% due 11/25/2033	115	115
6.500% due 09/25/2033	232	227
BCAP LLC Trust
0.714% due 06/26/2037	424	422
0.794% due 02/26/2036	3,364	3,242
2.658% due 12/26/2036	193	193
2.982% due 11/26/2035	834	831
3.032% due 04/26/2036	1,684	1,691
3.042% due 04/26/2037	1,725	1,700
3.066% due 02/26/2036	3,901	3,911
3.080% due 07/26/2036	76	76
3.180% due 10/26/2035	242	242
3.188% due 05/20/2035	825	823
3.245% due 05/26/2037	680	681
4.341% due 07/26/2037	287	287

5.250% due 06/26/2035	1,642	1,669
5.500% due 02/26/2036	235	236
6.500% due 02/26/2036	3,368	3,028
BCRR Trust
5.793% due 08/17/2045	6,777	6,772
Bear Stearns Adjustable Rate Mortgage Trust
2.664% due 10/25/2033	1	1
2.753% due 02/25/2033	6	6
2.819% due 04/25/2033	156	156
2.938% due 10/25/2033	38	37
3.108% due 10/25/2035	115	116
3.109% due 02/25/2033	7	7
3.252% due 02/25/2034	110	110
3.291% due 10/25/2034	18	18
3.310% due 01/25/2035	93	89
3.351% due 01/25/2034	578	580
3.367% due 02/25/2034	822	818
3.515% due 07/25/2034	64	64
3.526% due 01/25/2034	188	191
3.588% due 01/25/2035	72	71
Bear Stearns ALT-A Trust
0.916% due 02/25/2034	580	533
1.096% due 08/25/2036	11	10
3.112% due 11/25/2036 ^	490	360
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	1,726	1,729
Chase Mortgage Finance Trust
3.167% due 02/25/2037	1,385	1,283
3.169% due 12/25/2035 ^	126	117
3.180% due 12/25/2035 ^	84	79
Citigroup Mortgage Loan Trust, Inc.
1.384% due 08/25/2035 ^	481	400
1.955% due 08/25/2034	6	6
2.690% due 09/25/2035	229	237
2.910% due 03/25/2034	59	59
2.990% due 11/25/2035	478	457
3.040% due 05/25/2035	171	168
COBALT Commercial Mortgage Trust
5.477% due 04/15/2047	1,134	1,138
Countrywide Alternative Loan Trust
0.956% due 06/25/2037	1,839	1,647
1.868% due 08/25/2035	3,304	2,933
3.017% due 10/25/2035 ^	104	88
3.134% due 06/25/2037	1,392	233
Countrywide Home Loan Mortgage Pass-Through Trust
1.106% due 08/25/2035 ^	188	110
2.945% due 08/25/2034 ^	1,255	1,092
2.960% due 06/20/2035	263	247
3.105% due 11/25/2034	3,124	3,093
3.200% due 11/19/2033	62	61
3.227% due 12/25/2033	131	131
3.306% due 02/20/2036 ^	50	44
3.366% due 08/25/2033	115	108
3.366% due 11/19/2033	23	22
5.500% due 11/25/2035 ^	277	250
Credit Suisse First Boston Mortgage Securities Corp.
2.799% due 07/25/2033	283	280
2.803% due 07/25/2033	412	398
3.013% due 10/25/2033	601	602
3.068% due 11/25/2032	10	10
3.121% due 01/25/2034	928	927
Credit Suisse Mortgage Capital Certificates
4.341% due 07/26/2037	5,042	5,031
5.695% due 09/15/2040	157	158
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	51	51
5.250% due 06/25/2035	249	252
Deutsche Mortgage & Asset Receiving Corp.
1.684% due 07/27/2045	5,164	5,206
First Horizon Alternative Mortgage Securities Trust
2.740% due 08/25/2034	512	483
3.099% due 07/25/2035	220	172
First Horizon Mortgage Pass-Through Trust
1.026% due 02/25/2035	102	93
1.616% due 02/25/2035	565	524
2.784% due 02/25/2034	347	346
2.922% due 04/25/2035	500	500
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030	180	178
First Republic Mortgage Loan Trust
1.504% due 11/15/2032	254	240
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	3,698	3,710
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	275	278

GMAC Mortgage Corp. Loan Trust
3.407% due 11/19/2035	263	246
GS Mortgage Securities Trust
2.454% due 07/15/2031	10,000	9,920
5.793% due 08/10/2045	6,637	6,686
GSR Mortgage Loan Trust
0.946% due 08/25/2046	219	216
1.106% due 01/25/2034	379	367
2.220% due 03/25/2033	17	17
2.679% due 06/25/2034	19	18
2.708% due 06/25/2034	142	138
3.010% due 09/25/2035	13,336	13,848
3.102% due 05/25/2035	160	150
3.133% due 08/25/2034	125	122
3.293% due 09/25/2034	6,030	5,806
6.000% due 03/25/2032	8	8
HarborView Mortgage Loan Trust
0.926% due 02/19/2046	1,128	870
1.176% due 05/19/2035	69	58
Impac CMB Trust
1.396% due 08/25/2035	2,060	1,821
IndyMac Adjustable Rate Mortgage Trust
2.203% due 01/25/2032	50	48
IndyMac Mortgage Loan Trust
0.946% due 09/25/2046	590	489
1.536% due 05/25/2034	100	93
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	13
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	2,480	2,448
5.440% due 06/12/2047	623	622
JPMorgan Mortgage Trust
2.770% due 11/25/2033	23	22
2.982% due 11/25/2035	324	304
3.086% due 07/25/2035	46	46
3.117% due 09/25/2034	2	2
3.130% due 07/25/2035	686	683
3.137% due 11/25/2033	47	48
3.178% due 07/25/2035	675	619
3.202% due 04/25/2035	415	418
3.245% due 10/25/2035	504	472
MASTR Adjustable Rate Mortgages Trust
2.509% due 02/25/2034	278	265
2.899% due 12/25/2033	145	141
3.028% due 09/25/2033	760	760
3.043% due 11/21/2034	168	172
3.060% due 08/25/2034	2,422	2,403
3.181% due 01/25/2036	217	215
3.358% due 01/25/2034	35	35
3.526% due 08/25/2034	633	628
3.534% due 07/25/2034	1,539	1,462
MASTR Asset Securitization Trust
5.500% due 09/25/2033	467	490
Merrill Lynch Mortgage Investors Trust
1.376% due 08/25/2028	112	108
1.416% due 06/25/2028	257	245
2.049% due 03/25/2028	375	353
2.688% due 02/25/2035	219	219
2.748% due 04/25/2035	895	871
3.215% due 09/25/2033	20	20
3.315% due 02/25/2034	75	72
Morgan Stanley Bank of America Merrill Lynch Trust
3.372% due 10/15/2048	10,000	10,071
Morgan Stanley Mortgage Loan Trust
1.076% due 01/25/2035	1,311	1,218
3.250% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.793% due 08/12/2045	21,899	22,025
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.921% due 10/25/2035	63	59
3.618% due 05/25/2035	77	77
Prime Mortgage Trust
1.156% due 02/25/2034	56	54
5.000% due 08/25/2034	39	39
6.000% due 02/25/2034	24	25
Provident Funding Mortgage Loan Trust
2.896% due 05/25/2035	42	42
RBSSP Resecuritization Trust
0.848% due 08/26/2045	374	352
0.904% due 03/26/2037	160	158
Residential Accredit Loans, Inc. Trust
3.510% due 04/25/2035 ^	1	0
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	50	51
7.500% due 12/25/2031	504	504

Residential Asset Securitization Trust
3.750% due 10/25/2018	2	2
5.250% due 04/25/2034	146	148
Residential Funding Mortgage Securities, Inc. Trust
4.060% due 02/25/2036 ^	236	215
6.500% due 03/25/2032	18	19
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	9,333	9,383
Sequoia Mortgage Trust
1.460% due 03/20/2035	556	503
1.499% due 04/20/2033	60	56
1.539% due 10/20/2027	217	212
1.761% due 05/20/2034	1,496	1,434
2.606% due 07/20/2034	50	49
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,957
Structured Adjustable Rate Mortgage Loan Trust
0.996% due 03/25/2035	141	119
1.056% due 09/25/2034	226	102
1.196% due 08/25/2035	966	910
3.049% due 08/25/2034	1,894	1,832
3.124% due 08/25/2034	1,045	1,023
3.204% due 09/25/2034	342	338
Structured Asset Mortgage Investments Trust
1.416% due 11/19/2033	72	69
1.416% due 05/19/2035	340	334
1.436% due 12/19/2034	5,067	4,893
1.436% due 02/19/2035	4,979	4,788
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.335% due 05/25/2032	5	5
2.788% due 09/25/2033	105	103
3.083% due 11/25/2033	89	88
3.148% due 03/25/2033	366	360
3.149% due 06/25/2033	3,145	3,078
3.156% due 07/25/2032	14	13
Waldorf Astoria Boca Raton Trust
2.754% due 06/15/2029	1,800	1,805
WaMu Mortgage Pass-Through Certificates Trust
0.976% due 08/25/2046 ^	172	19
1.016% due 11/25/2045	7,690	7,231
1.026% due 12/25/2045	3,850	3,643
1.046% due 07/25/2045	10,312	9,872
1.046% due 10/25/2045	4,781	4,606
1.046% due 12/25/2045	3,902	3,666
1.556% due 01/25/2045	1,860	1,722
1.567% due 08/25/2046	101	87
1.767% due 11/25/2042	213	198
1.933% due 08/25/2042	19	18
2.098% due 08/25/2046	2,432	2,243
2.098% due 09/25/2046	5,877	5,646
2.692% due 08/25/2033	1,050	846
2.748% due 09/25/2035	765	745
2.752% due 10/25/2035 ^	933	174
2.825% due 10/25/2033	402	410
Washington Mutual Mortgage Pass-Through Certificates Trust
2.145% due 02/25/2031	1	1
2.741% due 11/25/2030	191	191
2.746% due 02/25/2033	28	27
2.861% due 02/25/2033	38	38
3.080% due 06/25/2033	37	37
7.000% due 03/25/2034	81	88
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	3,000	2,963
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^	292	249
2.858% due 12/25/2033	75	75
2.896% due 01/25/2034	123	126
2.968% due 10/25/2033	34	34
3.000% due 12/25/2033	153	155
3.008% due 06/25/2034	59	59
3.008% due 08/25/2035	37	37
3.010% due 06/25/2035	92	95
3.033% due 09/25/2034	183	188
3.034% due 12/25/2034	725	725
3.067% due 04/25/2035	241	241
3.075% due 06/25/2035	66	67
3.082% due 10/25/2035	96	93
3.083% due 04/25/2036 ^	17	17
3.084% due 05/25/2034	15	15
3.138% due 08/25/2033	362	372
6.000% due 09/25/2036 ^	56	54

Wells Fargo Re-REMIC Trust
5.707% due 05/16/2017	8,693	8,688

Total Non-Agency Mortgage-Backed Securities (Cost $283,261)		281,152

ASSET-BACKED SECURITIES 24.6%
Accredited Mortgage Loan Trust
1.516% due 01/25/2034	175	143
1.626% due 01/25/2035	1,352	1,259
ACE Securities Corp. Home Equity Loan Trust
0.956% due 02/25/2036	5,952	5,941
3.381% due 06/25/2033 ^	709	703
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.106% due 02/25/2033	905	867
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.791% due 01/25/2034	441	416
1.806% due 12/25/2033	4,622	4,233
Asset-Backed Funding Certificates Trust
1.376% due 04/25/2034	5,438	5,390
B2R Mortgage Trust
2.567% due 06/15/2049	3,686	3,618
Bear Stearns Asset-Backed Securities Trust
1.166% due 12/25/2035	589	583
1.756% due 11/25/2042	232	217
2.560% due 10/25/2036	2,063	1,642
Bear Stearns Second Lien Trust
1.956% due 12/25/2036	21,100	20,223
Carrington Mortgage Loan Trust
0.936% due 02/25/2036	100	98
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	19	19
Conseco Financial Corp.
6.240% due 12/01/2028	158	165
Countrywide Asset-Backed Certificates Trust
1.216% due 09/25/2034	190	189
1.296% due 12/25/2034	3,277	3,130
Credit Suisse First Boston Mortgage Securities Corp.
1.456% due 07/25/2032	1	1
2.406% due 05/25/2043	1,446	1,393
Credit-Based Asset Servicing and Securitization LLC
4.863% due 05/25/2035	747	754
EFS Volunteer LLC
1.636% due 07/26/2027	774	775
EquiFirst Mortgage Loan Trust
1.832% due 09/25/2033	148	144
FBR Securitization Trust
1.496% due 11/25/2035	4,732	4,706
Fremont Home Loan Trust
1.776% due 06/25/2035	590	578
GSAMP Trust
1.606% due 01/25/2045	1,078	1,013
GSRPM Mortgage Loan Trust
1.266% due 03/25/2035	3,768	3,732
Home Equity Asset Trust
1.356% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	416	423
HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036	9	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.276% due 10/25/2035	1,600	1,038
6.372% due 05/25/2033	850	845
JPMorgan Mortgage Acquisition Corp.
1.186% due 12/25/2035	16,793	16,614
Lehman XS Trust
0.906% due 04/25/2037 ^	3,195	2,517
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034	736	693
1.456% due 03/25/2032	24	23
1.461% due 08/25/2035	604	602
1.581% due 06/25/2035	5,679	5,651
1.611% due 07/25/2034	431	418
Merrill Lynch Mortgage Investors Trust
1.116% due 09/25/2036	14	14
1.776% due 07/25/2035	2,391	2,362
Morgan Stanley ABS Capital, Inc. Trust
1.956% due 06/25/2033	1,687	1,660
Morgan Stanley Dean Witter Capital, Inc. Trust
2.106% due 02/25/2033	204	197
Morgan Stanley Structured Trust
0.836% due 06/25/2037	214	215
National Collegiate Student Loan Trust
0.996% due 11/27/2028	3,929	3,903
1.026% due 03/26/2029	14,665	14,048
1.036% due 04/25/2029	821	817

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Student Loan Trust
1.606% due 06/25/2065	1,900	1,908
Nelnet Student Loan Trust
1.002% due 04/25/2031	2,000	1,963
New Century Home Equity Loan Trust
1.246% due 07/25/2035	505	499
NovaStar Mortgage Funding Trust
1.126% due 01/25/2036	722	721
Option One Mortgage Loan Trust Asset-Backed Certificates
1.396% due 07/25/2033	193	181
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.791% due 02/25/2035	1,500	1,486
Renaissance Home Equity Loan Trust
1.456% due 08/25/2032	10	9
1.856% due 09/25/2037	4,143	2,166
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,383	1,103
Residential Asset Securities Corp. Trust
1.236% due 08/25/2035	1,830	1,801
5.120% due 12/25/2033	466	429
SLC Student Loan Trust
1.073% due 03/15/2027	12,925	12,821
1.800% due 11/25/2042	906	908
SLM Private Credit Student Loan Trust
1.143% due 03/15/2024	635	633
SLM Private Education Loan Trust
3.954% due 05/16/2044	1,449	1,505
Soundview Home Loan Trust
2.056% due 11/25/2033	112	111
Specialty Underwriting & Residential Finance Trust
1.436% due 01/25/2034	323	289
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,283
5.760% due 03/20/2042	9,644	10,066
Trapeza CDO Ltd.
1.925% due 11/16/2034	715	686
Truman Capital Mortgage Loan Trust
1.284% due 12/25/2032	56	57

Total Asset-Backed Securities (Cost $166,328)		163,609

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.1%		746

U.S. TREASURY BILLS 0.3%
0.460% due 02/02/2017 - 03/09/2017 (a)(b)(f)	2,204	2,203

Total Short-Term Instruments (Cost $2,949)		2,949

Total Investments in Securities (Cost $621,439)		614,526

	SHARES
INVESTMENTS IN AFFILIATES 12.5%
SHORT-TERM INSTRUMENTS 12.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.5%
PIMCO Short-Term Floating NAV Portfolio III	8,365,871	82,697

Total Short-Term Instruments (Cost $82,703)		82,697

Total Investments in Affiliates (Cost $82,703)		82,697

Total Investments 105.0% (Cost $704,142)		$697,223
Financial Derivative Instruments (d)(e) (0.1)% (Cost or Premiums, net $(2,522))		(540)
Other Assets and Liabilities, net (4.9)%		(32,726)

Net Assets 100.0%		$663,957

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/30/2016	01/03/2017	$746	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	$(765)	$746	$746

Total Repurchase Agreements						$(765)	$746	$746

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$900	$(9)	$(5)	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	(189)	(253)	0	(18)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	23,400	1,264	1,127	0	(79)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	2,900	242	(9)	0	(10)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(204)	(617)	0	(65)

					$1,104	$243	$0	$(172)

Total Swap Agreements					$1,104	$243	$0	$(172)

*	This instrument has a forward starting effective date.

Cash of $2,962 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$22,989	$(427)	$420	$0	$(7)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(662)	534	0	(128)
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	4,398	(74)	73	0	(1)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(29)	26	0	(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,900	(576)	463	0	(113)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	100	(4)	2	0	(2)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	9,995	(193)	190	0	(3)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(557)	446	0	(111)

					$(2,522)	$2,154	$0	$(368)

Total Swap Agreements					$(2,522)	$2,154	$0	$(368)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $621 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$711	$0	$711
Industrials	0	916	5,097	6,013
U.S. Government Agencies	0	133,722	0	133,722
U.S. Treasury Obligations	0	26,370	0	26,370
Non-Agency Mortgage-Backed Securities	0	281,152	0	281,152
Asset-Backed Securities	0	153,543	10,066	163,609
Short-Term Instruments
Repurchase Agreements	0	746	0	746
U.S. Treasury Bills	0	2,203	0	2,203
	$0	$599,363	$15,163	$614,526

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,697	$0	$0	$82,697

Total Investments	$82,697	$599,363	$15,163	$697,223

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(172)	0	(172)
Over the counter	0	(368)	0	(368)

	$0	$(540)	$0	$(540)

Total Financial Derivative Instruments	$0	$(540)	$0	$(540)

Totals	$82,697	$598,823	$15,163	$696,683

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$0	$0	$0	$0	$0	$5,097	$0	$5,097	$0
Asset-Backed Securities	10,340	0	0	(14)	0	(43)	10,066	(10,283)	10,066	0

Totals	$10,340	$0	$0	$(14)	$0	$(43)	$15,163	$(10,283)	$15,163	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$5,097	Third Party Vendor	Broker Quote	104.380
Asset-Backed Securities	10,066	Third Party Vendor	Broker Quote	104.375

Total	$15,163

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.9%
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
5.500% due 06/26/2017	$100	$101

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	150	156

Total Corporate Bonds & Notes (Cost $252)		257

MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,280	1,260

Total Municipal Bonds & Notes (Cost $1,280)		1,260

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.644% due 12/25/2036	528	517
0.876% due 03/25/2034	491	487
0.886% due 03/25/2036	342	327
0.904% due 03/25/2032	373	355
0.976% due 07/25/2032	467	445
0.996% due 06/25/2033	210	206
1.016% due 06/25/2032	1	1
1.096% due 11/25/2032	1	1
1.106% due 05/25/2042	248	248
1.125% due 04/27/2017 (f)	82,000	82,126
1.206% due 08/25/2021 - 03/25/2022	10	9
1.356% due 08/25/2022	5	5
1.456% due 04/25/2022	8	8
1.656% due 04/25/2032	177	182
1.741% due 02/01/2041 - 10/01/2044	4,540	4,630
1.941% due 11/01/2030	1	1
1.953% due 11/01/2020	5	5
2.300% due 06/01/2021	229	235
2.311% due 03/01/2035	659	686
2.332% due 12/01/2032	4	4
2.404% due 09/01/2033	1	2
2.421% due 11/01/2035	197	206
2.470% due 02/01/2026	6	6
2.497% due 11/01/2035	275	279
2.520% due 12/01/2029	8	8
2.525% due 12/01/2031	4	4
2.600% due 03/01/2018	1	1
2.625% due 09/01/2022 - 10/01/2032	20	21
2.645% due 09/01/2028	6	6
2.664% due 12/01/2029	1	1
2.676% due 07/01/2018	16	16
2.697% due 12/01/2022	15	15
2.703% due 05/01/2025	5	5
2.711% due 01/01/2036	1,783	1,878
2.750% due 05/01/2022	5	5
2.775% due 05/01/2032	1	1
2.795% due 09/01/2031	26	27
2.827% due 12/01/2029	6	7
2.839% due 12/01/2035	47	48
2.857% due 08/01/2036	201	212
2.875% due 09/01/2017 - 01/01/2018	2	2
3.097% due 10/01/2025	22	22
3.347% due 08/01/2028	9	9
3.625% due 06/01/2025	6	6
4.000% due 05/01/2030 - 12/01/2041	2,829	2,990
4.500% due 04/01/2028 - 11/01/2029	572	614
4.675% due 09/01/2026	100	100
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	20,077
0.774% due 07/25/2031	328	317
1.000% due 03/08/2017 (f)	3,469	3,472
1.204% due 06/15/2030 - 12/15/2032	92	93

1.254% due 06/15/2031	38	38
1.404% due 02/15/2027	6	6
1.741% due 10/25/2044 - 02/25/2045	3,140	3,212
1.881% due 08/01/2019	11	11
1.941% due 07/25/2044	1,532	1,535
2.368% due 02/01/2018	2	2
2.489% due 07/01/2020	21	21
2.640% due 04/01/2027	1	1
2.704% due 02/01/2032	3	4
2.709% due 03/01/2035	283	293
2.724% due 02/01/2035	1,182	1,242
2.795% due 03/01/2025	1	1
2.816% due 02/01/2024	19	20
2.833% due 05/01/2032	6	6
2.899% due 02/01/2032	3	3
2.922% due 01/01/2032	11	11
2.942% due 07/01/2029	8	8
2.945% due 06/01/2035	2,489	2,642
2.955% due 08/01/2020	4	4
3.790% due 02/01/2025	5	5
4.500% due 06/15/2035 - 09/15/2035	2,947	3,113
5.000% due 01/15/2034	4,883	5,343
5.500% due 08/15/2030 - 10/01/2039	203	226
6.500% due 10/25/2043	743	871
Ginnie Mae
2.000% due 10/20/2023 - 02/20/2030	742	759
2.125% due 04/20/2023 - 04/20/2032	727	749
5.000% due 05/20/2034	21,141	23,491
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	107,245
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 (a)	18,000	11,761
Small Business Administration
1.125% due 05/25/2021	123	123
1.250% due 03/25/2025 - 07/25/2025	95	95
1.350% due 01/25/2019	97	98
4.500% due 03/01/2023	177	186
4.760% due 09/01/2025	5,369	5,693
4.770% due 04/01/2024	1,292	1,360
4.930% due 01/01/2024	960	1,015
5.240% due 08/01/2023	570	611
7.060% due 11/01/2019	78	81
7.220% due 11/01/2020	90	94

Total U.S. Government Agencies (Cost $265,555)		292,907

U.S. TREASURY OBLIGATIONS 74.5%
U.S. Treasury Bonds
2.500% due 02/15/2045	33,200	29,511
2.750% due 08/15/2042	117,500	110,805
2.750% due 11/15/2042 (d)	110,900	104,552
2.875% due 05/15/2043	279,000	268,983
3.000% due 05/15/2042	149,000	147,494
3.000% due 11/15/2044	48,500	47,815
3.125% due 02/15/2043	31,500	31,858
3.625% due 08/15/2043	33,400	36,970
3.625% due 02/15/2044	34,200	37,836
3.750% due 11/15/2043	51,300	58,055
4.375% due 05/15/2040	50,000	61,681
8.000% due 11/15/2021 (f)	44,700	57,216
U.S. Treasury Notes
1.375% due 09/30/2023	68,900	65,170
1.750% due 11/30/2021 (d)	121,000	119,994
2.000% due 07/31/2022 (h)	333,000	331,468

Total U.S. Treasury Obligations (Cost $1,574,395)		1,509,408

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.819% due 04/25/2033	144	144
2.843% due 04/25/2033	70	70
3.043% due 04/25/2033	8	8
3.051% due 11/25/2034	1,166	1,147
3.109% due 02/25/2033	36	34
3.351% due 01/25/2034	373	374
Bear Stearns ALT-A Trust
0.916% due 02/25/2034	2,070	1,902
3.112% due 11/25/2036 ^	24,105	17,696
3.130% due 11/25/2036	16,291	12,792
CBA Commercial Small Balance Commercial Mortgage
1.036% due 12/25/2036	586	550
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.006% due 08/25/2035	605	545
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035	854	841

Countrywide Alternative Loan Trust
0.916% due 02/25/2047	651	551
0.919% due 02/20/2047 ^	6,251	4,384
0.936% due 05/25/2047	3,898	3,322
0.949% due 03/20/2046	4,721	3,527
0.956% due 05/25/2036	69	53
0.966% due 05/25/2035	877	734
1.036% due 12/25/2035	321	284
1.567% due 02/25/2036	422	375
5.500% due 03/25/2036 ^	1,863	1,460
Countrywide Home Loan Mortgage Pass-Through Trust
1.046% due 04/25/2035	205	178
1.216% due 05/25/2035	1,378	1,145
1.416% due 02/25/2035	844	738
1.436% due 02/25/2035	534	472
2.442% due 04/25/2035	511	411
3.005% due 09/20/2036 ^	5,869	4,680
Credit Suisse First Boston Mortgage Securities Corp.
2.650% due 06/25/2032	15	12
Downey Savings & Loan Association Mortgage Loan Trust
0.996% due 08/19/2045	677	581
First Republic Bank Mortgage Pass-Through Certificates
1.236% due 06/25/2030	240	238
First Republic Mortgage Loan Trust
1.204% due 11/15/2030	294	265
GreenPoint Mortgage Funding Trust
1.196% due 06/25/2045	718	630
GSR Mortgage Loan Trust
3.092% due 04/25/2036	5,551	5,112
HarborView Mortgage Loan Trust
0.866% due 03/19/2037	1,724	1,467
1.176% due 05/19/2035	1,987	1,676
Impac CMB Trust
1.756% due 07/25/2033	63	61
IndyMac Mortgage Loan Trust
1.396% due 02/25/2035	3,029	2,838
JPMorgan Mortgage Trust
3.066% due 02/25/2036 ^	1,350	1,200
3.130% due 07/25/2035	1,091	1,086
MASTR Adjustable Rate Mortgages Trust
3.109% due 05/25/2034	267	263
MASTR Asset Securitization Trust
5.500% due 09/25/2033	66	69
Merrill Lynch Mortgage Investors Trust
2.793% due 12/25/2032	100	99
Residential Accredit Loans, Inc. Trust
1.056% due 08/25/2035	1,462	1,160
1.927% due 09/25/2045	585	508
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	573	668
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	34	35
Sequoia Mortgage Trust
1.089% due 07/20/2033	1,112	1,046
1.209% due 07/20/2033	782	701
1.436% due 10/19/2026	471	460
Structured Adjustable Rate Mortgage Loan Trust
1.974% due 01/25/2035	527	412
Structured Asset Mortgage Investments Trust
0.976% due 05/25/2036	20,418	15,828
1.316% due 07/19/2034	165	163
1.436% due 03/19/2034	376	366
WaMu Mortgage Pass-Through Certificates Trust
1.016% due 11/25/2045	1,601	1,506
1.026% due 12/25/2045	837	799
1.297% due 01/25/2047	1,264	1,146
1.351% due 12/25/2046	2,677	2,275
1.547% due 06/25/2046	3,708	3,458
1.567% due 02/25/2046	2,754	2,541
1.767% due 11/25/2042	476	443
2.098% due 07/25/2046	6,295	5,853
2.098% due 08/25/2046	15,550	14,342
2.098% due 09/25/2046	2,498	2,400
2.098% due 10/25/2046	1,157	1,081
2.101% due 05/25/2046	571	505
2.101% due 12/25/2046	1,146	1,065
2.795% due 03/25/2034	145	146
Washington Mutual Mortgage Loan Trust
1.737% due 05/25/2041	16	16
Washington Mutual Mortgage Pass-Through Certificates Trust
2.464% due 05/25/2033	47	46
2.746% due 02/25/2033	14	14
2.861% due 02/25/2033	2	2

Wells Fargo Mortgage-Backed Securities Trust
2.902% due 11/25/2033	41	41

Total Non-Agency Mortgage-Backed Securities (Cost $159,208)		133,040

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.836% due 05/25/2037	29	20
1.224% due 06/15/2031	273	245
1.244% due 11/15/2031	24	23
Bear Stearns Asset-Backed Securities Trust
0.866% due 04/25/2031	1,937	2,025
1.416% due 10/25/2032	43	42
CIT Group Home Equity Loan Trust
1.070% due 06/25/2033	252	242
Citigroup Global Markets Mortgage Securities, Inc.
2.106% due 01/25/2032	125	117
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,077	619
Credit Suisse First Boston Mortgage Securities Corp.
1.376% due 01/25/2032	91	80
Credit-Based Asset Servicing and Securitization LLC
0.826% due 01/25/2037 ^	1,191	448
GE-WMC Mortgage Securities Trust
0.796% due 08/25/2036	62	36
GSAMP Trust
0.826% due 12/25/2036	589	317
0.936% due 11/25/2035	198	65
Home Equity Asset Trust
1.676% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.806% due 10/25/2036	152	83
JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036	45	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Lehman ABS Mortgage Loan Trust
0.846% due 06/25/2037	682	423
Long Beach Mortgage Loan Trust
1.316% due 10/25/2034	1,548	1,457
MASTR Asset-Backed Securities Trust
0.806% due 11/25/2036	110	51
Merrill Lynch Mortgage Investors Trust
0.876% due 02/25/2037	367	173
Mid-State Trust
7.340% due 07/01/2035	104	111
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037	425	275
Morgan Stanley IXIS Real Estate Capital Trust
0.806% due 11/25/2036	43	20
New Century Home Equity Loan Trust
0.936% due 05/25/2036	840	706
Renaissance Home Equity Loan Trust
1.456% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.816% due 12/25/2036 ^	1,829	617
0.836% due 11/25/2036 ^	721	259
Soundview Home Loan Trust
0.816% due 11/25/2036	612	252
0.836% due 06/25/2037	352	237

Total Asset-Backed Securities (Cost $13,594)		8,995

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS (c) 5.8%		118,066

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.492% due 02/13/2017 (a)(b)	700	700

Total Short-Term Instruments (Cost $118,766)		118,766

Total Investments in Securities (Cost $2,133,050)		2,064,633

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	6,466,359	63,920

Total Short-Term Instruments (Cost $63,923)		63,920

Total Investments in Affiliates (Cost $63,923)		63,920

Total Investments 105.1% (Cost $2,196,973)		$2,128,553
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(459))		2,517
Other Assets and Liabilities, net (5.2)%		(106,252)

Net Assets 100.0%		$2,024,818

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.400%	12/30/2016	01/03/2017	$49,600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(50,829)	$49,600	$49,602
JPS	0.400	12/30/2016	01/03/2017	63,500	U.S. Treasury Notes 2.250% due 07/31/2021	(65,141)	63,500	63,503
SSB	0.010	12/30/2016	01/03/2017	4,966	U.S. Treasury Notes 1.000% due 05/15/2018 (2)	(5,068)	4,966	4,966

Total Repurchase Agreements						$(121,038)	$118,066	$118,071

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JPS	(2.650)%	12/30/2016	01/03/2017	$(63,520)	$(63,501)
SCX	0.790	11/10/2016	01/18/2017	(199)	(199)
	0.800	11/10/2016	01/20/2017	(4,682)	(4,688)
	0.820	11/10/2016	01/23/2017	(299)	(299)

Total Reverse Repurchase Agreements					$(68,687)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	(2.250)%	12/30/2016	01/03/2017	$(49,619)	$(49,607)

Total Sale-Buyback Transactions					$(49,607)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(671,247) at a weighted average interest rate of 0.578%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2047	$5,000	$(5,272)	$(5,254)
Fannie Mae, TBA	4.000	02/01/2047	12,000	(12,559)	(12,594)
Fannie Mae, TBA	4.500	02/01/2047	3,000	(3,200)	(3,222)

Total Short Sales				$(21,031)	$(21,070)

(d)	Securities with an aggregate market value of $118,246 have been pledged as collateral under the terms of master agreements as of December 31, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note April Futures	$100.000	03/24/2017	8,004	$69	$56
Put - CBOT U.S. Treasury 10-Year Note April Futures	102.000	03/24/2017	664	6	5
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.000	03/24/2017	715	6	5
Put - CBOT U.S. Treasury 10-Year Note April Futures	103.500	03/24/2017	3,483	30	24
Put - CBOT U.S. Treasury 10-Year Note April Futures	104.000	03/24/2017	2,752	23	19
Put - CBOT U.S. Treasury 30-Year Bond March Futures	95.000	02/24/2017	136	1	1

				$135	$110

Total Purchased Options				$135	$110

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	617	$284	$0	$(15)
90-Day Eurodollar June Futures	Short	06/2017	276	53	0	(7)
90-Day Eurodollar June Futures	Short	06/2018	516	838	0	(32)
90-Day Eurodollar March Futures	Short	03/2017	695	(1,132)	0	(9)
90-Day Eurodollar March Futures	Short	03/2018	681	957	0	(26)
90-Day Eurodollar September Futures	Short	09/2017	490	149	0	(12)
90-Day Eurodollar September Futures	Short	09/2018	188	57	0	(12)
U.S. Treasury 5-Year Note March Futures	Long	03/2017	1,070	580	176	0
U.S. Treasury 10-Year Note March Futures	Long	03/2017	20,400	(12,901)	7,012	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2017	1,260	(1,929)	945	0

Total Futures Contracts				$(13,044)	$8,133	$(113)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$750,600	$(1,324)	$(1,334)	$0	$(89)
Receive	3-Month USD-LIBOR	1.500	12/16/2017	575,100	(1,957)	784	0	(11)
Receive	3-Month USD-LIBOR	2.300	09/03/2025	248,000	(1,761)	(720)	0	(741)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	12,100	(94)	(93)	0	(36)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	34,810	1,840	2,747	0	(116)
Receive *	3-Month USD-LIBOR	1.500	06/21/2027	800	67	(3)	0	(2)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	435,300	8,187	38,062	0	(3,840)

					$4,958	$39,443	$0	$(4,835)

Total Swap Agreements					$4,958	$39,443	$0	$(4,835)

*	This instrument has a forward starting effective date.

(f)	Securities with an aggregate market value of $93,074 and cash of $1,760 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	02/16/2017	$74,300	$(594)	$(778)

Total Written Options							$(594)	$(778)

(h)	Securities with an aggregate market value of $1,063 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$101	$0	$101
Industrials	0	156	0	156
Municipal Bonds & Notes
Iowa	0	1,260	0	1,260
U.S. Government Agencies	0	292,907	0	292,907
U.S. Treasury Obligations	0	1,509,408	0	1,509,408
Non-Agency Mortgage-Backed Securities	0	133,040	0	133,040
Asset-Backed Securities	0	8,995	0	8,995
Short-Term Instruments
Repurchase Agreements	0	118,066	0	118,066
Short-Term Notes	0	700	0	700
	$0	$2,064,633	$0	$2,064,633

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,920	$0	$0	$63,920

Total Investments	$63,920	$2,064,633	$0	$2,128,553

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,070)	$0	$(21,070)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$8,133	$110	$0	$8,243

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(4,835)	0	(4,948)
Over the counter	0	(778)	0	(778)

	$(113)	$(5,613)	$0	$(5,726)

Total Financial Derivative Instruments	$8,020	$(5,503)	$0	$2,517

Totals	$71,940	$2,038,060	$0	$2,110,000

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company) (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund, PIMCO Capital Securities and Financials Fund, PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Capital Securities and Financials Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Capital Securities and Financials Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	$35,586	$3,237	9.1%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	2,580,540	670,526	26.0%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	6,642,179	1,405,194	21.2%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	580,580	56,095	9.7%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	1,030,758	196,440	19.1%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	320,570	87,638	27.3%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	722,558	100,100	13.9%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO ST Floating NAV III Subsidiary, LLC	03/20/2014	03/20/2014	16,324,639	2,540,528	15.6%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“Broker Quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Fund’ valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

As of December 31, 2016, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO All Asset All Authority Fund	$12,531,154	$371,087	$(1,750,953)	$(1,379,866)
PIMCO All Asset Fund	19,147,751	742,044	(1,486,541)	(744,497)
PIMCO California Intermediate Municipal Bond Fund	131,438	3,884	(866)	3,018
PIMCO California Municipal Bond Fund	13,121	309	(168)	141
PIMCO California Short Duration Municipal Income Fund	144,558	126	(1,064)	(938)
PIMCO Capital Securities and Financials Fund	33,305	898	(494)	404
PIMCO CommoditiesPLUS® Strategy Fund	2,749,719	8,730	(91,747)	(83,017)
PIMCO CommodityRealReturn Strategy Fund®	9,443,111	106,630	(1,158,762)	(1,052,132)
PIMCO Credit Absolute Return Fund	406,227	7,002	(7,700)	(698)
PIMCO Diversified Income Fund	2,922,827	57,449	(140,104)	(82,655)
PIMCO Emerging Local Bond Fund	4,488,788	48,685	(711,346)	(662,661)
PIMCO Emerging Markets Bond Fund	1,840,153	26,862	(134,797)	(107,935)
PIMCO Emerging Markets Corporate Bond Fund	147,619	3,749	(10,662)	(6,913)
PIMCO Emerging Markets Currency Fund	3,943,991	16,566	(71,461)	(54,895)
PIMCO Emerging Markets Full Spectrum Bond Fund	400,867	2,217	(57,758)	(55,541)
PIMCO Extended Duration Fund	1,126,213	9,608	(46,280)	(36,672)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	9,295,164	113,976	(416,184)	(302,208)
PIMCO Foreign Bond Fund (Unhedged)	1,516,883	31,976	(79,597)	(47,621)
PIMCO Global Advantage® Strategy Bond Fund	690,447	15,139	(38,035)	(22,896)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	886,545	8,087	(27,654)	(19,567)
PIMCO Global Bond Fund (Unhedged)	637,942	11,339	(25,509)	(14,170)
PIMCO Global Multi-Asset Fund	629,136	5,918	(22,221)	(16,303)
PIMCO GNMA Fund	1,431,912	9,814	(22,316)	(12,502)
PIMCO Government Money Market Fund	796,215	—	—	—
PIMCO High Yield Fund	10,759,023	329,042	(215,302)	113,740
PIMCO High Yield Municipal Bond Fund	640,860	24,132	(16,339)	7,793
PIMCO High Yield Spectrum Fund	1,940,514	60,232	(103,722)	(43,490)
PIMCO Income Fund	89,719,401	2,173,664	(2,377,692)	(204,028)
PIMCO Inflation Response Multi-Asset Fund	1,193,149	13,409	(50,377)	(36,968)
PIMCO Investment Grade Corporate Bond Fund	10,702,123	155,407	(238,744)	(83,337)
PIMCO Long Duration Total Return Fund	3,631,478	148,172	(108,134)	40,038
PIMCO Long-Term Credit Fund	3,635,045	98,612	(130,233)	(31,621)
PIMCO Long-Term U.S. Government Fund	1,465,586	14,102	(66,377)	(52,275)
PIMCO Low Duration ESG Fund	225,519	1,606	(3,886)	(2,280)
PIMCO Low Duration Fund	12,972,111	101,912	(193,592)	(91,680)
PIMCO Low Duration Fund II	483,756	1,804	(2,014)	(210)
PIMCO Low Duration Income Fund	479,944	5,691	(50,091)	(44,400)
PIMCO Moderate Duration Fund	1,729,882	27,603	(45,919)	(18,316)
PIMCO Mortgage Opportunities Fund	4,598,458	49,134	(58,582)	(9,448)
PIMCO Mortgage-Backed Securities Fund	374,479	3,897	(3,571)	326
PIMCO Multi-Strategy Alternative Fund	95,366	469	(1,402)	(933)
PIMCO Municipal Bond Fund	637,988	31,866	(3,858)	28,008
PIMCO National Intermediate Municipal Bond Fund	60,632	1,185	(411)	774
PIMCO New York Municipal Bond Fund	188,987	7,634	(1,744)	5,890
PIMCO RAE Fundamental Advantage PLUS Fund	576,829	12,845	(18,507)	(5,662)
PIMCO RAE Fundamental PLUS EMG Fund	1,757,979	47,120	(38,937)	8,183
PIMCO RAE Fundamental PLUS Fund	2,300,472	25,540	(48,699)	(23,159)
PIMCO RAE Fundamental PLUS International Fund	973,953	12,499	(24,316)	(11,817)
PIMCO RAE Fundamental PLUS Small Fund	86,576	1,866	(3,079)	(1,213)
PIMCO RAE Low Volatility PLUS EMG Fund	3,676,473	32,537	(90,171)	(57,634)
PIMCO RAE Low Volatility PLUS Fund	295,121	1,749	(8,581)	(6,832)
PIMCO RAE Low Volatility PLUS International Fund	1,973,605	12,250	(45,302)	(33,052)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	424,384	3,989	(17,662)	(13,673)
PIMCO RAE Worldwide Long/Short PLUS Fund	1,912,295	14,682	(47,760)	(33,078)
PIMCO Real Return Asset Fund	496,862	1,127	(21,878)	(20,751)
PIMCO Real Return Fund	14,388,565	129,624	(306,553)	(176,929)
PIMCO Real Return Limited Duration Fund	4,813	16	(38)	(22)
PIMCO RealEstateRealReturn Strategy Fund	1,901,929	23,630	(32,356)	(8,726)
PIMCO REALPATH® 2020 Fund	38,065	715	(356)	359
PIMCO REALPATH® 2025 Fund	35,488	944	(297)	647
PIMCO REALPATH® 2030 Fund	45,679	2,125	(452)	1,673
PIMCO REALPATH® 2035 Fund	34,160	1,855	(394)	1,461
PIMCO REALPATH® 2040 Fund	43,767	2,532	(653)	1,879
PIMCO REALPATH® 2045 Fund	43,643	2,389	(546)	1,843
PIMCO REALPATH® 2050 Fund	56,295	3,762	(731)	3,031
PIMCO REALPATH® 2055 Fund	3,919	233	(51)	182
PIMCO REALPATH® Income Fund	38,405	453	(509)	(56)
PIMCO Senior Floating Rate Fund	1,221,254	13,562	(7,770)	5,792
PIMCO Short Asset Investment Fund	1,420,453	1,306	(1,257)	49
PIMCO Short Duration Municipal Income Fund	215,104	242	(1,713)	(1,471)
PIMCO Short-Term Fund	11,996,082	68,719	(119,665)	(50,946)
PIMCO StocksPLUS® Absolute Return Fund	1,463,800	14,022	(30,583)	(16,561)
PIMCO StocksPLUS® Fund	847,500	4,588	(18,784)	(14,196)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,969,875	26,596	(36,750)	(10,154)
PIMCO StocksPLUS® International Fund (Unhedged)	1,484,987	17,358	(31,942)	(14,584)
PIMCO StocksPLUS® Long Duration Fund	687,554	22,257	(21,019)	1,238
PIMCO StocksPLUS® Short Fund	2,368,890	51,288	(60,640)	(9,352)
PIMCO StocksPLUS® Small Fund	1,170,001	12,962	(25,267)	(12,305)
PIMCO Total Return ESG Fund	1,691,200	27,779	(34,254)	(6,475)
PIMCO Total Return Fund	116,438,196	1,596,556	(1,732,740)	(136,184)
PIMCO Total Return Fund II	1,108,950	20,448	(8,028)	12,420
PIMCO Total Return Fund IV	2,173,805	17,361	(50,166)	(32,805)
PIMCO TRENDS Managed Futures Strategy Fund	312,432	812	(6,036)	(5,224)
PIMCO Unconstrained Bond Fund	4,703,644	227,044	(132,051)	94,993
PIMCO Unconstrained Tax Managed Bond Fund	115,221	8,067	(1,123)	6,944
PIMCO Asset-Backed Securities Portfolio	3,572,106	63,870	(52,181)	11,689
PIMCO Emerging Markets Portfolio	735,137	7,571	(15,838)	(8,267)
PIMCO High Yield Portfolio	680,406	41,863	(32,347)	9,516
PIMCO International Portfolio	751,571	2,750	(26,672)	(23,922)
PIMCO Investment Grade Corporate Portfolio	2,025,703	67,233	(31,345)	35,888
PIMCO Long Duration Corporate Bond Portfolio	21,470,630	805,071	(497,840)	307,231
PIMCO Low Duration Portfolio	300,136	725	(742)	(17)
PIMCO Moderate Duration Portfolio	1,705,161	4,666	(11,282)	(6,616)
PIMCO Mortgage Portfolio	5,730,833	59,334	(91,044)	(31,710)
PIMCO Municipal Sector Portfolio	127,070	15,247	(57)	15,190
PIMCO Real Return Portfolio	1,517,376	12,655	(16,473)	(3,818)
PIMCO Senior Floating Rate Portfolio	18,399	214	(19)	195
PIMCO Short-Term Floating NAV Portfolio II	4,498,755	991	(567)	424
PIMCO Short-Term Floating NAV Portfolio III	16,795,022	7,340	(117,403)	(110,063)
PIMCO Short-Term Portfolio	704,614	11,540	(18,931)	(7,391)
PIMCO U.S. Government Sector Portfolio	2,197,054	31,515	(100,016)	(68,501)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2016 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$802,927	$122,089	$(432,447)	$(280,230)	$425,621	$637,960	$1,172	$0
PIMCO CommodityRealReturn Strategy Fund®	295,348	1,504	(230,000)	(144,651)	174,668	96,869	1,504	0
PIMCO Diversified Income Fund	49,495	67,231	(29,538)	(620)	4,055	90,623	3,676	0
PIMCO Emerging Local Bond Fund	1,848,880	135,068	(644,116)	(277,092)	221,791	1,284,531	60,395	0
PIMCO Emerging Markets Currency Fund	2,479,315	504,152	(553,917)	(122,918)	84,115	2,390,747	48,079	0
PIMCO Extended Duration Fund	0	342,084	(58,629)	5,128	(10,308)	278,275	5,182	2,056
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	22,632	0	0	0	(38)	22,594	0	0
PIMCO Government Money Market Fund	104,072	3,283,990	(2,972,060)	0	0	416,002	207	0
PIMCO High Yield Fund	723,965	133,238	(453,049)	(18,248)	47,230	433,136	22,501	0
PIMCO High Yield Spectrum Fund	827,581	174,512	(200,947)	(17,255)	70,130	854,021	45,159	0
PIMCO Income Fund	1,348,157	359,212	(337,297)	1,757	32,907	1,404,736	62,573	0
PIMCO Investment Grade Corporate Bond Fund	516,989	51,741	(63,991)	(1,536)	4,403	507,606	15,530	0
PIMCO Long Duration Total Return Fund	122	320,935	(85,140)	3,230	(18,037)	221,110	7,637	6,231
PIMCO Long-Term Credit Fund	52,496	1,703	(24,290)	4,226	(2,495)	31,640	1,703	0
PIMCO Long-Term U.S. Government Fund	943	563,614	(100,326)	4,766	(25,363)	443,634	5,864	0
PIMCO Low Duration Fund	36,789	2,449,100	(2,036,310)	(1,601)	420	448,398	5,221	0
PIMCO Mortgage Opportunities Fund	152,823	6,175	(22,612)	273	(667)	135,992	6,176	0
PIMCO RAE Fundamental Advantage PLUS Fund	327,248	139,072	(291,532)	(47,764)	68,414	195,438	0	0
PIMCO RAE Fundamental Emerging Markets Fund	578,165	234,998	(82,256)	7,886	113,956	852,749	23,504	0
PIMCO RAE Fundamental PLUS EMG Fund	1,155,466	30,441	(760,084)	(15,306)	213,423	623,940	30,440	0
PIMCO RAE Fundamental PLUS International Fund	312,410	262,412	(159,074)	(52,426)	98,592	461,914	2,553	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,187,607	110,954	(497,032)	(82,277)	257,250	1,976,502	22,383	0
PIMCO RAE Low Volatility PLUS Fund	98,732	754	(62,615)	8,703	(240)	45,334	754	0
PIMCO RAE Low Volatility PLUS International Fund	914,582	407,867	(391,216)	(31,250)	76,578	976,561	6,171	4,253
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	418,690	56,718	(302,966)	(25,385)	64,146	211,203	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,242,977	185,950	(428,374)	(9,476)	62,648	1,053,725	47,917	0
PIMCO Real Return Asset Fund	1,087,805	10,435	(1,027,176)	8,949	18,680	98,693	3,717	0
PIMCO Real Return Fund	0	648,991	(52,560)	(671)	(8,871)	586,889	3,139	0
PIMCO RealEstateRealReturn Strategy Fund	299,138	8,116	(81,212)	(1,507)	6,598	231,133	1,838	0
PIMCO Senior Floating Rate Fund	291,259	142,781	(14,970)	(156)	11,006	429,920	11,049	0
PIMCO Short-Term Floating NAV Portfolio III	220	144,607	(144,400)	(2)	1	426	7	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	535,424	5,682	(95,846)	(13)	75,376	520,623	5,682	0
PIMCO StocksPLUS® International Fund (Unhedged)	51,556	47,220	(70,883)	1,916	342	30,151	0	0
PIMCO Total Return Fund	236,916	772,916	(632,740)	(17,789)	(5,434)	353,869	15,486	0
PIMCO TRENDS Managed Futures Strategy Fund	57,422	0	0	0	(1,986)	55,436	0	0
PIMCO Unconstrained Bond Fund	350,034	32,843	(392,327)	(20,010)	29,460	0	3,326	0
Totals	$19,408,185	$11,759,105	$(13,731,932)	$(1,121,349)	$2,088,371	$18,402,380	$470,545	$12,540

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$450,432	$74,764	$(233,346)	$(152,514)	$235,157	$374,493	$712	$0
PIMCO CommodityRealReturn Strategy Fund®	139,687	777	(99,965)	(61,903)	76,359	54,955	777	0
PIMCO Credit Absolute Return Fund	0	17,771	0	0	55	17,826	438	0
PIMCO Diversified Income Fund	30,964	65,756	(5,794)	(186)	2,798	93,538	3,184	0
PIMCO Emerging Local Bond Fund	888,849	60,743	(325,700)	(133,703)	108,908	599,097	28,929	0
PIMCO Emerging Markets Currency Fund	1,090,464	143,866	(205,501)	(26,754)	5,446	1,007,521	23,008	0
PIMCO EqS® Long/Short Fund	14	0	(14)	3	(3)	0	0	0
PIMCO Extended Duration Fund	0	147,733	(29,820)	1,999	(4,071)	115,841	2,009	759
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	18,440	0	0	0	(31)	18,409	0	0
PIMCO Government Money Market Fund	60,727	1,634,454	(1,630,180)	0	0	65,001	116	0
PIMCO High Yield Fund	350,489	19,166	(133,845)	7,332	10,583	253,725	13,365	0
PIMCO High Yield Spectrum Fund	603,225	33,138	(151,289)	(14,902)	48,134	518,306	28,616	0
PIMCO Income Fund	689,234	286,644	(283,271)	8,341	6,794	707,742	27,040	0
PIMCO Investment Grade Corporate Bond Fund	247,832	30,823	(31,601)	(647)	2,123	248,530	7,097	0
PIMCO Long Duration Total Return Fund	17,968	129,825	(49,489)	1,213	(9,211)	90,306	3,850	3,213
PIMCO Long-Term Credit Fund	19,114	354	(18,558)	2,933	(1,749)	2,094	353	0
PIMCO Long-Term U.S. Government Fund	0	265,721	(41,075)	1,574	(9,296)	216,924	2,352	0
PIMCO Low Duration Fund	78,355	1,339,045	(1,186,371)	(199)	(113)	230,717	2,574	0
PIMCO Mortgage Opportunities Fund	77,944	3,174	(9,146)	96	(370)	71,698	3,173	0
PIMCO RAE Fundamental Advantage PLUS Fund	152,154	61,998	(92,670)	(4,230)	14,067	131,319	0	0
PIMCO RAE Fundamental Emerging Markets Fund	185,963	199,490	(31,404)	1,937	53,095	409,081	11,043	0
PIMCO RAE Fundamental PLUS EMG Fund	659,903	34,219	(398,723)	3,335	109,464	408,198	19,011	0
PIMCO RAE Fundamental PLUS International Fund	234,806	84,269	(74,014)	(23,215)	52,316	274,162	1,799	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,184,272	29,837	(413,458)	(68,985)	156,834	888,500	10,551	0
PIMCO RAE Low Volatility PLUS Fund	147,971	23,118	(14,636)	1,355	12,924	170,732	2,841	0
PIMCO RAE Low Volatility PLUS International Fund	512,989	171,730	(177,109)	(13,045)	38,667	533,232	3,443	2,107
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	122,127	58,614	(105,293)	(8,591)	20,793	87,650	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	588,767	169,341	(278,019)	(7,640)	28,574	501,023	21,226	0
PIMCO Real Return Asset Fund	294,488	1,358	(265,499)	2,915	6,337	39,599	1,358	0
PIMCO Real Return Fund	0	204,987	(9,311)	(80)	(3,436)	192,160	1,168	0
PIMCO RealEstateRealReturn Strategy Fund	198,462	35,071	(22,653)	(1,217)	2,482	212,145	1,379	0
PIMCO Senior Floating Rate Fund	288,104	94,451	(45,192)	(1,084)	10,506	346,785	8,997	0
PIMCO Short-Term Floating NAV Portfolio III	1,116	319,019	(319,900)	(4)	0	231	18	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	280,934	8,044	(34,742)	712	41,697	296,645	3,112	0
PIMCO StocksPLUS® International Fund (Unhedged)	56,959	0	(6,244)	622	3,618	54,955	0	0
PIMCO StocksPLUS® Short Fund	1,629,401	532,795	(341,495)	(81,830)	(12,066)	1,726,805	0	0
PIMCO Total Return Fund	91,945	372,821	(315,763)	(8,819)	(756)	139,428	5,592	0
PIMCO TRENDS Managed Futures Strategy Fund	52,284	0	(1)	0	(1,808)	50,475	0	0
PIMCO Unconstrained Bond Fund	132,651	44,522	(181,429)	(7,064)	11,320	0	1,485	0
Totals	$11,579,034	$6,699,438	$(7,562,520)	$(582,245)	$1,016,141	$11,149,848	$240,616	$6,079

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$183,586	$9,465	$(23,635)	$(5,320)	$(1,189)	$162,907	$7,664	$0
PIMCO Emerging Markets Bond Fund	71,983	29,167	(8,215)	(515)	3,926	96,346	3,719	0
PIMCO Emerging Markets Corporate Bond Fund	88,455	3,118	(12,543)	(1,465)	5,488	83,053	3,119	0
PIMCO Short-Term Floating NAV Portfolio III	11,787	41,237	(50,800)	5	(3)	2,226	36	0
Totals	$355,811	$82,987	$(95,193)	$(7,295)	$8,222	$344,532	$14,538	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$5,269	$228	$(717)	$(28)	$301	$5,053	$229	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,131	1	0	0	305	6,437	233	0
PIMCO Emerging Markets Corporate Bond Fund	20	2	(23)	1	0	0	2	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	10,897	0	0	0	(18)	10,879	0	0
PIMCO Income Fund	145,490	5,035	(112,944)	(3,083)	5,694	40,192	5,035	0
PIMCO Mortgage Opportunities Fund	22,503	1,013	0	0	(111)	23,405	1,013	0
PIMCO RAE Fundamental PLUS Fund	15,713	0	(1)	0	2,650	18,362	0	0
PIMCO Short-Term Floating NAV Portfolio III	24,531	353,753	(325,300)	(5)	(5)	52,974	153	0
PIMCO StocksPLUS® Fund	69,045	0	(69,653)	(6,195)	6,803	0	0	0
PIMCO TRENDS Managed Futures Strategy Fund	7,511	1	0	0	(260)	7,252	0	0
Totals	$307,110	$360,033	$(508,638)	$(9,310)	$15,359	$164,554	$6,665	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$106,632	$2,423	$0	$0	$(2,002)	$107,053	$2,422	$0
PIMCO Short-Term Floating NAV Portfolio III	30,216	436,900	(409,000)	(8)	0	58,108	101	0
Totals	$136,848	$439,323	$(409,000)	$(8)	$(2,002)	$165,161	$2,523	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$5,651	$43,999	$(23,647)	$25	$313	$26,341	$667	$0
PIMCO EqS® Long/Short Fund	5,138	5,719	(1,191)	(17)	(276)	9,373	424	0
PIMCO Mortgage Opportunities Fund	16,980	31,887	(29,903)	(10)	(81)	18,873	753	0
PIMCO RAE Worldwide Long/Short PLUS Fund	5,217	4,564	(2,425)	(30)	215	7,541	267	22
PIMCO Short-Term Floating NAV Portfolio III	9,541	28,593	(23,700)	1	4	14,439	92	0
PIMCO TRENDS Managed Futures Strategy Fund	6,213	5,073	(849)	(47)	(169)	10,221	0	0
PIMCO Unconstrained Bond Fund	513	2,796	(515)	(20)	48	2,822	12	0
Totals	$49,253	$122,631	$(82,230)	$(98)	$54	$89,610	$2,215	$22

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,122	$74	$(505)	$(8)	$120	$803	$8	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,240	67	(415)	(8)	41	925	12	0
PIMCO High Yield Fund	4,226	209	(1,723)	(160)	349	2,901	144	0
PIMCO Income Fund	6,789	803	(2,627)	30	112	5,107	232	0
PIMCO Long Duration Total Return Fund	2,674	218	(1,080)	(29)	(77)	1,706	96	64
PIMCO Long-Term Credit Fund	2,637	133	(1,107)	39	5	1,707	91	0
PIMCO Real Return Asset Fund	5,295	311	(2,201)	8	3	3,416	59	0
PIMCO Real Return Fund	5,627	301	(2,119)	(118)	139	3,830	39	0
PIMCO RealEstateRealReturn Strategy Fund	1,593	60	(673)	50	(14)	1,016	8	0
PIMCO Short-Term Floating NAV Portfolio III	6,445	30,545	(30,000)	6	(3)	6,993	46	0
PIMCO StocksPLUS® Fund	11,549	4,670	(9,375)	749	149	7,742	44	0
PIMCO Total Return Fund	2,618	464	(860)	(42)	22	2,202	48	0
Totals	$51,815	$37,855	$(52,685)	$517	$846	$38,348	$827	$64

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,016	$70	$(466)	$1	$96	$717	$7	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	613	82	(212)	6	10	499	6	0
PIMCO High Yield Fund	3,836	195	(1,521)	(167)	337	2,680	127	0
PIMCO Income Fund	4,777	459	(1,829)	19	79	3,505	158	0
PIMCO Long Duration Total Return Fund	2,574	293	(974)	(25)	(77)	1,791	91	61
PIMCO Long-Term Credit Fund	2,541	151	(963)	37	5	1,771	85	0
PIMCO Real Return Asset Fund	5,101	396	(1,924)	13	(1)	3,585	56	0
PIMCO Real Return Fund	3,059	524	(1,093)	(73)	83	2,500	20	0
PIMCO RealEstateRealReturn Strategy Fund	1,959	105	(815)	64	(14)	1,299	10	0
PIMCO Short-Term Floating NAV Portfolio III	6,638	28,148	(26,300)	6	(3)	8,489	49	0
PIMCO StocksPLUS® Fund	12,287	2,821	(7,810)	568	423	8,289	53	0
PIMCO Total Return Fund	986	158	(316)	5	(12)	821	18	0
Totals	$45,387	$33,402	$(44,223)	$454	$926	$35,946	$680	$61

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,375	$113	$(686)	$3	$139	$944	$11	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	690	7	(224)	1	19	493	7	0
PIMCO High Yield Fund	5,191	175	(2,068)	(234)	471	3,535	174	0
PIMCO Income Fund	5,912	336	(2,259)	30	96	4,115	200	0
PIMCO Long Duration Total Return Fund	2,657	418	(1,037)	(23)	(74)	1,941	94	61
PIMCO Long-Term Credit Fund	2,612	322	(1,041)	44	5	1,942	89	0
PIMCO Real Return Asset Fund	5,251	670	(2,058)	20	2	3,885	58	0
PIMCO Real Return Fund	1,794	335	(626)	21	(13)	1,511	12	0
PIMCO RealEstateRealReturn Strategy Fund	3,900	177	(1,697)	17	86	2,483	20	0
PIMCO Short-Term Floating NAV Portfolio III	10,769	31,565	(34,200)	10	(4)	8,140	65	0
PIMCO StocksPLUS® Fund	19,920	498	(8,981)	531	1,147	13,115	103	0
PIMCO Total Return Fund	767	15	(242)	4	(10)	534	15	0
Totals	$60,838	$34,631	$(55,119)	$424	$1,864	$42,638	$848	$61

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,046	$107	$(549)	$16	$92	$712	$8	$0
PIMCO Emerging Local Bond Fund	445	15	(238)	19	(26)	215	15	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	523	5	(170)	4	11	373	5	0
PIMCO High Yield Fund	3,523	328	(1,545)	(161)	320	2,465	117	0
PIMCO Income Fund	4,027	386	(1,674)	20	65	2,824	135	0
PIMCO Long Duration Total Return Fund	1,237	215	(481)	(2)	(39)	930	43	27
PIMCO Long-Term Credit Fund	1,203	162	(458)	23	1	931	41	0
PIMCO Real Return Asset Fund	1,589	442	(609)	37	(28)	1,431	17	0
PIMCO Real Return Fund	1,047	7	(370)	5	0	689	7	0
PIMCO RealEstateRealReturn Strategy Fund	4,015	393	(1,935)	37	88	2,598	20	0
PIMCO Short-Term Floating NAV Portfolio III	10,215	27,154	(29,800)	8	(4)	7,573	54	0
PIMCO StocksPLUS® Fund	16,931	742	(7,867)	444	1,010	11,260	84	0
PIMCO Total Return Fund	524	10	(166)	2	(5)	365	10	0
Totals	$46,325	$29,966	$(45,862)	$452	$1,485	$32,366	$556	$27

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,288	$121	$(618)	$(9)	$144	$926	$10	$0
PIMCO Emerging Local Bond Fund	1,179	41	(467)	43	(64)	732	41	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	644	6	(214)	7	13	456	7	0
PIMCO High Yield Fund	3,177	269	(1,172)	(133)	281	2,422	111	0
PIMCO Income Fund	3,800	334	(1,336)	19	64	2,881	134	0
PIMCO Long Duration Total Return Fund	1,071	148	(403)	(8)	(30)	778	38	24
PIMCO Long-Term Credit Fund	1,031	109	(383)	20	2	779	37	0
PIMCO Real Return Asset Fund	1,308	68	(462)	29	(26)	917	15	0
PIMCO Real Return Fund	1,288	9	(408)	7	0	896	9	0
PIMCO RealEstateRealReturn Strategy Fund	5,201	363	(2,023)	9	140	3,690	28	0
PIMCO Short-Term Floating NAV Portfolio III	14,554	34,875	(38,300)	11	(7)	11,133	75	0
PIMCO StocksPLUS® Fund	22,264	450	(9,164)	537	1,407	15,494	119	0
PIMCO Total Return Fund	644	12	(204)	3	(7)	448	13	0
Totals	$57,449	$36,805	$(55,154)	$535	$1,917	$41,552	$637	$24

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$839	$79	$(117)	$(9)	$105	$897	$8	$0
PIMCO Emerging Local Bond Fund	849	102	0	0	(31)	920	38	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	419	6	0	0	12	437	5	0
PIMCO High Yield Fund	1,224	261	(46)	(4)	69	1,504	53	0
PIMCO Income Fund	1,636	353	(69)	0	41	1,961	72	0
PIMCO Long Duration Total Return Fund	655	116	(51)	0	(48)	672	32	23
PIMCO Long-Term Credit Fund	629	28	0	0	1	658	28	0
PIMCO Real Return Asset Fund	848	75	0	0	(9)	914	12	0
PIMCO Real Return Fund	839	53	0	0	(1)	891	8	0
PIMCO RealEstateRealReturn Strategy Fund	3,387	593	(373)	(3)	76	3,680	23	0
PIMCO Short-Term Floating NAV Portfolio III	9,934	17,467	(16,000)	7	(5)	11,403	66	0
PIMCO StocksPLUS® Fund	15,336	1,265	(1,897)	71	1,583	16,358	118	0
PIMCO Total Return Fund	419	9	0	0	(6)	422	10	0
Totals	$37,014	$20,407	$(18,553)	$62	$1,787	$40,717	$473	$23

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,698	$233	$(928)	$(39)	$211	$1,175	$13	$0
PIMCO Emerging Local Bond Fund	1,720	294	(793)	46	(65)	1,202	62	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	849	9	(274)	9	17	610	9	0
PIMCO High Yield Fund	2,137	203	(973)	(62)	161	1,466	74	0
PIMCO Income Fund	2,972	266	(1,251)	16	49	2,052	103	0
PIMCO Long Duration Total Return Fund	1,327	139	(528)	(2)	(35)	901	47	29
PIMCO Long-Term Credit Fund	1,274	46	(489)	33	1	865	46	0
PIMCO Real Return Asset Fund	1,029	162	(358)	28	(19)	842	12	0
PIMCO Real Return Fund	1,699	74	(586)	12	0	1,199	12	0
PIMCO RealEstateRealReturn Strategy Fund	6,859	1,181	(3,476)	91	189	4,844	36	0
PIMCO Short-Term Floating NAV Portfolio III	21,363	45,401	(51,800)	15	(11)	14,968	100	0
PIMCO StocksPLUS® Fund	32,075	2,751	(15,390)	876	2,045	22,357	162	0
PIMCO Total Return Fund	849	18	(265)	4	(9)	597	16	0
Totals	$75,851	$50,777	$(77,111)	$1,027	$2,534	$53,078	$692	$29

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$69	$16	$(6)	$(1)	$9	$87	$1	$0
PIMCO Emerging Local Bond Fund	69	18	0	0	(3)	84	3	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	34	5	0	0	1	40	0	0
PIMCO High Yield Fund	86	23	(5)	0	5	109	4	0
PIMCO Income Fund	120	33	(5)	0	3	151	5	0
PIMCO Long Duration Total Return Fund	54	18	(4)	0	(5)	63	3	2
PIMCO Long-Term Credit Fund	51	12	0	0	0	63	2	0
PIMCO Real Return Asset Fund	35	10	0	0	(1)	44	1	0
PIMCO Real Return Fund	68	20	0	0	0	88	1	0
PIMCO RealEstateRealReturn Strategy Fund	276	107	(34)	(1)	6	354	2	0
PIMCO Short-Term Floating NAV Portfolio III	665	1,205	(900)	1	0	971	5	0
PIMCO StocksPLUS® Fund	1,299	361	(144)	0	145	1,661	11	0
PIMCO Total Return Fund	34	10	0	0	(1)	43	1	0
Totals	$2,860	$1,838	$(1,098)	$(1)	$159	$3,758	$39	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPath® Income Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,082	$84	$(476)	$(18)	$130	$802	$8	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,629	16	(542)	(10)	54	1,147	16	0
PIMCO High Yield Fund	4,066	197	(1,544)	(104)	289	2,904	144	0
PIMCO Income Fund	8,925	626	(3,400)	39	152	6,342	316	0
PIMCO Long Duration Total Return Fund	1,929	190	(653)	(12)	(74)	1,380	72	48
PIMCO Long-Term Credit Fund	1,893	125	(693)	23	4	1,352	68	0
PIMCO Real Return Asset Fund	3,803	323	(1,420)	3	(5)	2,704	44	0
PIMCO Real Return Fund	5,430	242	(1,835)	(117)	131	3,851	39	0
PIMCO RealEstateRealReturn Strategy Fund	1,103	52	(381)	27	(3)	798	6	0
PIMCO Short-Term Floating NAV Portfolio III	7,354	31,144	(32,200)	5	(4)	6,299	43	0
PIMCO StocksPLUS® Fund	10,269	6,004	(9,814)	887	(94)	7,252	32	0
PIMCO Total Return Fund	4,904	243	(1,660)	(76)	31	3,442	94	0
Totals	$52,387	$39,246	$(54,618)	$647	$611	$38,273	$882	$48

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investment of the Central Fund is money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Fund for the period ended December 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$7,358	$71,062	$(68,400)	$8	$(3)	$10,025	$63	$0
PIMCO California Municipal Bond Fund	1,907	12,407	(13,000)	1	0	1,315	8	0
PIMCO California Short Duration Municipal Income Fund	5,973	105,457	(104,300)	4	(2)	7,132	57	0
PIMCO Capital Securities and Financials Fund	0	4,002	(3,900)	0	0	102	2	0
PIMCO CommoditiesPLUS® Strategy Fund	328,925	1,421,566	(1,051,100)	280	(170)	699,501	3,865	0
PIMCO CommodityRealReturn Strategy Fund®	750,688	2,699,625	(3,238,900)	404	(191)	211,626	1,125	0
PIMCO Credit Absolute Return Fund	83,253	223,344	(193,801)	74	(45)	112,825	644	0
PIMCO Diversified Income Fund	166,782	861,852	(937,800)	45	55	90,934	952	0
PIMCO Emerging Local Bond Fund	455,959	2,393,530	(2,678,500)	340	(194)	171,135	1,930	0
PIMCO Emerging Markets Bond Fund	191,775	988,676	(1,094,501)	135	(73)	86,012	576	0
PIMCO Emerging Markets Corporate Bond Fund	10,032	66,406	(65,600)	7	(3)	10,842	106	0
PIMCO Emerging Markets Currency Fund	960,045	3,106,618	(3,262,401)	676	(407)	804,531	4,418	0
PIMCO Extended Duration Fund	2,735	93,307	(95,875)	0	0	167	7	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	334	2,721,352	(2,601,401)	40	0	120,325	652	0
PIMCO Foreign Bond Fund (Unhedged)	210	434,499	(434,600)	1	0	110	99	0
PIMCO Global Advantage® Strategy Bond Fund	41,630	285,743	(311,789)	8	(7)	15,585	43	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	183	251,084	(251,101)	1	0	167	84	0
PIMCO Global Bond Fund (Unhedged)	199	149,340	(149,408)	2	0	133	40	0
PIMCO GNMA Fund	136,929	468,483	(602,700)	42	(24)	2,730	383	0
PIMCO High Yield Fund	1,115,544	2,756,025	(2,822,799)	836	(520)	1,049,086	5,825	0
PIMCO High Yield Municipal Bond Fund	79,312	635,701	(668,100)	68	(40)	46,941	400	0
PIMCO High Yield Spectrum Fund	156,178	714,680	(688,000)	105	(70)	182,893	879	0
PIMCO Income Fund	3,920,732	19,809,009	(22,268,100)	4,559	(2,408)	1,463,792	22,509	0
PIMCO Investment Grade Corporate Bond Fund	36,717	3,864,889	(3,213,699)	54	(11)	687,950	789	0
PIMCO Long Duration Total Return Fund	176	569,858	(569,300)	2	0	736	58	0
PIMCO Long-Term Credit Fund	44,844	1,231,565	(1,153,901)	13	(5)	122,516	365	0
PIMCO Long-Term U.S. Government Fund	146	237,215	(221,275)	3	0	16,089	15	0
PIMCO Low Duration ESG Fund	3,305	66,412	(65,299)	0	(1)	4,417	12	0
PIMCO Low Duration Fund	106,684	5,526,857	(5,302,000)	97	(25)	331,613	957	0
PIMCO Low Duration Fund II	269	242,296	(148,001)	(1)	(8)	94,555	196	0
PIMCO Moderate Duration Fund	52,084	350,363	(397,301)	9	(5)	5,150	63	0
PIMCO Mortgage Opportunities Fund	64,673	1,095,888	(802,100)	95	(39)	358,517	1,688	0
PIMCO Mortgage-Backed Securities Fund	31,477	145,883	(175,700)	13	(7)	1,666	82	0
PIMCO Municipal Bond Fund	81,530	375,756	(447,001)	62	(37)	10,310	356	0
PIMCO National Intermediate Municipal Bond Fund	1,735	40,030	(37,000)	1	0	4,766	31	0
PIMCO New York Municipal Bond Fund	21,077	94,204	(103,700)	15	(10)	11,586	104	0
PIMCO Low Duration Income Fund	36,980	160,534	(155,900)	29	(15)	41,628	134	0
PIMCO RAE Fundamental Advantage PLUS Fund	94,003	675,823	(702,301)	95	(28)	67,592	722	0
PIMCO RAE Fundamental PLUS EMG Fund	79,109	1,123,850	(1,188,200)	49	(14)	14,794	551	0
PIMCO RAE Fundamental PLUS Fund	210,771	1,158,296	(999,800)	90	(94)	369,263	796	0
PIMCO RAE Fundamental PLUS International Fund	18,880	753,435	(601,900)	15	(5)	170,425	235	0
PIMCO RAE Fundamental PLUS Small Fund	10,463	72,997	(62,401)	10	(5)	21,064	97	0
PIMCO RAE Low Volatility PLUS EMG Fund	805,202	2,029,951	(2,819,800)	821	(372)	15,802	3,351	0
PIMCO RAE Low Volatility PLUS Fund	86,377	198,425	(241,100)	39	(8)	43,733	425	0
PIMCO RAE Low Volatility PLUS International Fund	80,747	1,139,497	(1,039,899)	52	(32)	180,365	497	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	16,244	449,295	(414,100)	35	(6)	51,468	395	0
PIMCO RAE Worldwide Long/Short PLUS Fund	109,776	716,795	(767,200)	54	(28)	59,397	595	0
PIMCO Real Return Asset Fund	80,647	676,123	(748,000)	12	(6)	8,776	123	0
PIMCO Real Return Fund	365,125	3,299,985	(3,657,301)	87	(95)	7,801	584	0
PIMCO Real Return Limited Duration Fund	301	1,402	(1,100)	0	0	603	2	0
PIMCO RealEstateRealReturn Strategy Fund	167,898	860,121	(968,300)	26	(18)	59,727	121	0
PIMCO Senior Floating Rate Fund	73,961	505,940	(494,900)	68	(23)	85,046	940	0
PIMCO Short Asset Investment Fund	29,755	1,246,727	(1,208,865)	23	(3)	67,637	226	0
PIMCO Short Duration Municipal Income Fund	15,958	183,002	(186,600)	13	(12)	12,361	101	0
PIMCO Short-Term Fund	88,054	7,588,181	(7,570,401)	112	(7)	105,939	3,981	0
PIMCO StocksPLUS® Absolute Return Fund	316,336	738,652	(710,200)	296	(159)	344,925	2,351	0
PIMCO StocksPLUS® Fund	952	562,125	(479,499)	6	(6)	83,578	225	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	199,545	1,283,883	(1,317,800)	103	(76)	165,655	483	0
PIMCO StocksPLUS® International Fund (Unhedged)	190,468	919,042	(1,026,100)	145	(66)	83,489	1,041	0
PIMCO StocksPLUS® Long Duration Fund	9,100	225,224	(232,900)	3	(1)	1,426	23	0
PIMCO StocksPLUS® Short Fund	104,617	1,196,586	(1,218,900)	70	(11)	82,362	486	0
PIMCO StocksPLUS® Small Fund	150,575	766,487	(753,900)	81	(50)	163,193	587	0
PIMCO Total Return ESG Fund	5,178	216,740	(190,500)	1	(1)	31,418	38	0
PIMCO Total Return Fund	3,893,236	41,604,444	(42,338,900)	1,273	(1,120)	3,158,933	9,384	0
PIMCO Total Return Fund II	17,961	210,915	(167,600)	(2)	(8)	61,266	114	0
PIMCO Total Return Fund IV	9,206	136,231	(126,500)	(2)	(1)	18,934	31	0
PIMCO TRENDS Managed Futures Strategy Fund	29,545	216,352	(242,501)	30	(19)	3,407	52	0
PIMCO Unconstrained Bond Fund	84,217	1,829,826	(1,821,700)	(14)	(23)	92,306	326	0
PIMCO Asset-Backed Securities Portfolio	383,193	1,883,803	(1,683,000)	(256)	495	584,235	2,803	0
PIMCO Emerging Markets Portfolio	114,748	572,305	(454,100)	117	(68)	233,002	1,305	0
PIMCO High Yield Portfolio	26,844	393,104	(403,220)	34	(7)	16,755	204	0
PIMCO International Portfolio	234,947	421,840	(391,700)	(836)	933	265,184	2,040	0
PIMCO Investment Grade Corporate Portfolio	7,532	682,078	(661,300)	(6)	(1)	28,303	78	0
PIMCO Long Duration Corporate Bond Portfolio	15,393	3,600,303	(3,095,700)	(21)	(22)	519,953	703	0
PIMCO Mortgage Portfolio	2,753	1,245,032	(958,800)	(1)	(14)	288,970	731	0
PIMCO Municipal Sector Portfolio	2,859	10,332	(8,600)	2	1	4,594	32	0
PIMCO Real Return Portfolio	41,058	299,436	(340,200)	6	(6)	294	35	0
PIMCO Senior Floating Rate Portfolio	2,425	7,809	(8,701)	0	1	1,534	9	0
PIMCO Short-Term Portfolio	114,643	259,921	(291,899)	82	(50)	82,697	521	0
PIMCO U.S. Government Sector Portfolio	$150	$335,975	$(272,200)	$(3)	$(2)	$63,920	$75	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BNP	BNP Capital Markets Ltd.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBS	RBS Securities, Inc.
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBA	Commonwealth Bank of Australia	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
USD (or $)	United States Dollar	EUR	Euro	NZD	New Zealand Dollar
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICXMB3	Citi Congestion Ex PM M F3 Index	KOSPI	Korea Composite Stock Price Index
ACSF7	Algonquin Cityfates Natural Gas Basis Futures Index Jan 17	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MCDX	Municipal Bond Credit Derivative Index
ACSG7	Algonquin Cityfates Natural Gas Basis Futures Index Feb 17	EAFE	Europe, Australasia, and Far East Stock Index	MTGEFNCL	FNMA 30-Year Coupon Index
BCOM	Bloomberg Commodity Index	ERADXULT	eRAFI International Large Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BCOMGC	Bloomberg Gold Sub-Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMTR	Bloomberg Commodity Index Total Return	ERAUSLT	eRAFI U.S. Large Strategy Index	OREXIO	Iron Ore Spread
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAUSST	eRAFI U.S. Small Strategy Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.HY	Credit Derivatives Index - High Yield	EURMARGIN	European Refined Margin	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.IG	Credit Derivatives Index - Investment Grade	EURSIMP	Weighted Basket of Refined Products	RACNLGT	RAFI Global Long Index
CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RACNSGT	RAFI Global Short Index
CNREPOFIX	China Fixing Repo Rates 7-Day	GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	IBR	Indicador Bancario de Referencia	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CPI	Consumer Price Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	IOS.FN.550.08		SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SPGCINP	S&P GSCI Industrial Metals ER
CSCU115E	Credit Suisse Custom 115 Excess Return Index	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	TWSE	Tawain Capitalization Weighted Stock
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	UKRPI	United Kingdom Retail Price Index
CSMFHGER	CS Multi-Asset Futures Copper High Grade Excess Return Index	JMABDEWE	J.P. Morgan JMABDEWE Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CUAC	Corn-Ethanol Spread Calendar Swap	JMABFNJ1	J.P. Morgan FNJ 1 Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CVICXMB2	Citi Congestion Ex PM M F2 Index	JMABNICP	JPMorgan Nic P Custom Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
AID	Agency International Development	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BBR	Bank Bill Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	U&I	Up and In Barrier Option
BTP	Buoni del Tesoro Poliennali	NCUA	National Credit Union Administration	WIBOR	Warsaw Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	oz.	Ounce	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 24, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: February 24, 2017